SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.       10            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             12       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3794

       James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 30, 2002 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and SAIs filed herewith are not intended to supersede the prospectus and SAI for the American Express New Solutions Variable Annuity contract filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-92297, filed on or about April 26, 2002.

AMERICAN EXPRESS


INNOVATIONS(SM) VARIABLE ANNUITY


ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


JANUARY 30, 2003

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds


-  AIM Variable Insurance Funds, Series II Shares


-  Alliance Variable Products Series Fund (Class B)


-  Fidelity(R) Variable Insurance Products Service Class 2


-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  MFS(R) Variable Insurance Trust(SM) - Service Class


-  Oppenheimer Variable Account Funds - Service Shares


-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                3
THE CONTRACT IN BRIEF                                                    4
EXPENSE SUMMARY                                                          6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                             45
FINANCIAL STATEMENTS                                                    55
PERFORMANCE INFORMATION                                                 55
THE VARIABLE ACCOUNT AND THE FUNDS                                      56
GUARANTEE PERIOD ACCOUNTS (GPAS)                                        62
THE ONE-YEAR FIXED ACCOUNT                                              64
BUYING YOUR CONTRACT                                                    65
CHARGES                                                                 67
VALUING YOUR INVESTMENT                                                 71
MAKING THE MOST OF YOUR CONTRACT                                        73
WITHDRAWALS                                                             77
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                    77
CHANGING OWNERSHIP                                                      77
BENEFITS IN CASE OF DEATH                                               78
OPTIONAL BENEFITS                                                       82
THE ANNUITY PAYOUT PERIOD                                               94
TAXES                                                                   96
VOTING RIGHTS                                                           98
SUBSTITUTION OF INVESTMENTS                                             98
ABOUT THE SERVICE PROVIDERS                                             98
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                   99
DIRECTORS AND EXECUTIVE OFFICERS                                       105
EXPERTS                                                                106
AMERICAN ENTERPRISE LIFE INSURANCE
   COMPANY FINANCIAL INFORMATION                                       107
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                 125
APPENDIX A: PERFORMANCE CREDIT RIDER
   ADJUSTED PARTIAL WITHDRAWAL                                         126


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 56)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 62 and p. 64)

     (1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 65)


MINIMUM INITIAL PURCHASE PAYMENTS
   If paying by Systematic Investment Plan:
      $50 initial payment.
      $50 for additional payments.

   If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states.
      $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
      $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 75)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 77)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 77)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 78)


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       4

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 82)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 94)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 96)

CHARGES: We assess certain charges in connection with your contract (p. 67):

-    $40 annual contract administrative charge(1);

- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.30% of the adjusted contract value(2),(5);

- if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor) an annual fee of 0.45% of the adjusted contract value(2),(5);

- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-    withdrawal charge(3);


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                              VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                            ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
   QUALIFIED ANNUITIES
        Return of Purchase Payment death benefit (ROP)             0.15%                      0.85%                     1.00%
        Maximum Anniversary Value death benefit (MAV)(4),(5)       0.15                       0.95                      1.10
        Enhanced Death Benefit (EDB)(4),(5)                        0.15                       1.15                      1.30

   NON-QUALIFIED ANNUITIES
        ROP death benefit                                          0.15                       1.10                      1.25
        MAV death benefit(4),(5)                                   0.15                       1.20                      1.35
        EDB(4),(5)                                                 0.15                       1.40                      1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
   QUALIFIED ANNUITIES
        ROP death benefit                                          0.15                       1.15                      1.30
        MAV death benefit(4),(5)                                   0.15                       1.25                      1.40
        EDB(4),(5)                                                 0.15                       1.45                      1.60
   NON-QUALIFIED ANNUITIES
        ROP death benefit                                          0.15                       1.40                      1.55
        MAV death benefit(4),(5)                                   0.15                       1.50                      1.65
        EDB(4),(5)                                                 0.15                       1.70                      1.85


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.

(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.

(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn):


                        SEVEN-YEAR SCHEDULE                                   FIVE-YEAR SCHEDULE(1)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE        YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE              PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                          1                           8%
                 2                            8                           2                           7
                 3                            7                           3                           6
                 4                            7                           4                           4
                 5                            6                           5                           2
                 6                            5
                 7                            3
                 Thereafter                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:(2)                                          $40*

     * We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:

   GMIB - MAV                                                                      0.30%
   GMIB - 6% RISING FLOOR                                                          0.45%
(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                                0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                 0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:       0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


(1) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

(2) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)

You can choose a qualified or non-qualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
   QUALIFIED ANNUITIES
      ROP death benefit                                       0.15%                      0.85%                     1.00%
      MAV death benefit(1),(2)                                0.15                       0.95                      1.10
      EDB(1),(2)                                              0.15                       1.15                      1.30

   NON-QUALIFIED ANNUITIES
      ROP death benefit                                       0.15                       1.10                      1.25
      MAV death benefit(1),(2)                                0.15                       1.20                      1.35
      EDB(1),(2)                                              0.15                       1.40                      1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
   QUALIFIED ANNUITIES
      ROP death benefit                                       0.15                       1.15                      1.30
      MAV death benefit(1),(2)                                0.15                       1.25                      1.40
      EDB(1),(2)                                              0.15                       1.45                      1.60

   NON-QUALIFIED ANNUITIES
      ROP Payment death benefit                               0.15                       1.40                      1.55
      MAV death benefit(1),(2)                                0.15                       1.50                      1.65
      EDB(1),(2)                                              0.15                       1.70                      1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.

(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                        MANAGEMENT       12b-1          OTHER
                                                                           FEES          FEES         EXPENSES       TOTAL
 AXP(R) Variable Portfolio -
      Bond Fund                                                             .60%           .13%          .07%         .80%(1)
      Cash Management Fund                                                  .51            .13           .05          .69(1)
      Diversified Equity Income Fund                                        .56            .13           .18          .87(1)
      Federal Income Fund                                                   .61            .13           .09          .83(1)
      Growth Fund                                                           .56            .13           .12          .81(1)
      NEW DIMENSIONS FUND(R)                                                .61            .13           .05          .79(1)
      Partners Small Cap Value Fund                                        1.03            .13           .32         1.48(1)
      S&P 500 Index Fund                                                    .29            .13           .08          .50(2)
 AIM V.I.
      Basic Value Fund, Series II Shares                                    .63            .25           .57         1.45(3),(4)
      Capital Development Fund, Series II Shares                            .75            .25           .43         1.43(3)
      Premier Equity Fund, Series II Shares                                 .60            .25           .25         1.10(3)
 Alliance VP
      Growth and Income Portfolio (Class B)                                 .63            .25           .04          .92(5)
      Premier Growth Portfolio (Class B)                                   1.00            .25           .04         1.29(5)
      Technology Portfolio (Class B)                                       1.00            .25           .08         1.33(5)
      Total Return Portfolio (Class B)                                      .63            .25           .12         1.00(5)


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)


                                                                  MANAGEMENT       12b-1          OTHER
                                                                     FEES          FEES         EXPENSES       TOTAL
 Fidelity(R) VIP
      Contrafund(R) Portfolio Service Class 2                         .58%           .25%          .11%         .94%(6)
      Growth Portfolio Service Class 2                                .58            .25           .10          .93(6)
      Mid Cap Portfolio Service Class 2                               .58            .25           .11          .94(6)
      Overseas Portfolio Service Class 2                              .73            .25           .20         1.18(6)
 FTVIPT
      Franklin Real Estate Fund - Class 2                             .56            .25           .03          .84(7),(8)
      Franklin Small Cap Fund - Class 2                               .45            .25           .31         1.01(8),(9)
      Franklin Small Cap Value Securities Fund - Class 2              .57            .25           .20         1.02(8),(9)
      Mutual Shares Securities Fund - Class 2                         .60            .25           .19         1.04(8)
      Templeton Foreign Securities Fund - Class 2                     .68            .25           .22         1.15(8),(9),(10)
 MFS(R)
      Investors Growth Stock Series - Service Class                   .75            .25           .17         1.17(11),(12)
      New Discovery Series - Service Class                            .90            .25           .16         1.31(11),(12),(13)
      Total Returns Series - Service Class                            .75            .25           .14         1.14(11),(12)
      Utilities Series - Service Class                                .75            .25           .18         1.18(11),(12)
 Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA, Service Shares                    .64            .25           .02          .91(14)
      Global Securities Fund/VA, Service Shares                       .64            .25           .06          .95(14)
      High Income Fund/VA, Service Shares                             .74            .25           .07         1.06(14)
      Main Street Small Cap Fund/VA, Service Shares                   .75            .25           .29         1.29(14)
      Strategic Bond Fund/VA, Service Shares                          .74            .25           .03         1.02(14)
 Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares              .46            .25           .05          .76(15)
      Putnam VT International Growth Fund - Class IB Shares           .76            .25           .18         1.19(15)
      Putnam VT Research Fund - Class IB Shares                       .65            .25           .09          .99(15)
      Putnam VT Vista Fund - Class IB Shares                          .61            .25           .06          .92(15)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.40% and 0.82% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.

(5) "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(7)  The Fund administration fee is paid indirectly through the management fee.

(8) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2, 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(10) FTVIPT Templeton Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(11) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).



         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.

(13) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(14) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.

(15) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


EXAMPLES*: The expense examples for each fund show the least expensive (base contract with no optional riders) and most expensive contract feature combinations. Your actual expenses may be different depending on the contract feature combination you choose. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.


You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ...


                                                                                                   NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE       OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD            END OF EACH TIME PERIOD
                                                            1 YEAR   3 YEARS  5 YEARS 10 YEARS  1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders                    $104.76  $146.18  $190.23  $277.74  $ 24.76  $ 76.18  $130.23  $277.74
   optional GMIB - 6% rising floor rider                     109.38   159.96   213.07   322.58    29.38    89.96   153.07   322.58
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders                     103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
   optional GMIB - 6% rising floor rider                     108.25   156.60   207.52   311.81    28.25    86.60   147.52   311.81
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders                     105.48   148.33   193.81   284.85    25.48    78.33   133.81   284.85
   optional GMIB - 6% rising floor rider                     110.09   162.09   216.58   329.38    30.09    92.09   156.58   329.38
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                     105.07   147.11   191.77   280.79    25.07    77.11   131.77   280.79
   optional GMIB - 6% rising floor rider                     109.68   160.87   214.57   325.50    29.68    90.87   154.57   325.50
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders                     104.87   146.49   190.74   278.76    24.87    76.49   130.74   278.76
   optional GMIB - 6% rising floor rider                     109.48   160.26   213.57   323.56    29.48    90.26   153.57   323.56
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
   base contract with no optional riders                     104.66   145.88   189.72   276.72    24.66    75.88   129.72   276.72
   optional GMIB - 6% rising floor rider                     109.27   159.65   212.56   321.61    29.27    89.65   152.56   321.61
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders                     111.73   166.95   224.57   344.74    31.73    96.95   164.57   344.74
   optional GMIB - 6% rising floor rider                     116.35   180.54   246.76   386.63    36.35   110.54   186.76   386.63
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders                     101.69   136.93   174.76   246.71    21.69    66.93   114.76   246.71
   optional GMIB - 6% rising floor rider                     106.30   150.79   197.89   292.91    26.30    80.79   137.89   292.91
AIM V.I. Basic Value Fund, Series II Shares
   base contract with no optional riders                     111.43   166.04   223.08   341.88    31.43    96.04   163.08   341.88
   optional GMIB - 6% rising floor rider                     116.04   179.63   245.30   383.90    36.04   109.63   185.30   383.90
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional riders                     111.22   165.43   222.08   339.96    31.22    95.43   162.08   339.96
   optional GMIB - 6% rising floor rider                     115.83   179.03   244.32   382.07    35.83   109.03   184.32   382.07


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AIM V.I. Premier Equity Fund, Series II Shares
   base contract with no optional riders                   $107.84  $155.38  $205.50  $307.86  $ 27.84  $ 85.38  $145.50  $307.86
   optional GMIB - 6% rising floor rider                    112.45   169.07   228.05   351.38    32.45    99.07   168.05   351.38
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                    105.99   149.87   196.36   289.90    25.99    79.87   136.36   289.90
   optional GMIB - 6% rising floor rider                    110.61   163.61   219.08   334.20    30.61    93.61   159.08   334.20
Alliance VP Premier Growth Portfolio (Class B)
   base contract with no optional riders                    109.79   161.18   215.08   326.47    29.79    91.18   155.08   326.47
   optional GMIB - 6% rising floor rider                    114.40   174.82   237.45   369.17    34.40   104.82   177.45   369.17
Alliance VP Technology Portfolio (Class B)
   base contract with no optional riders                    110.20   162.40   217.08   330.35    30.20    92.40   157.08   330.35
   optional GMIB - 6% rising floor rider                    114.81   176.02   239.41   372.88    34.81   106.02   179.41   372.88
Alliance VP Total Return Portfolio (Class B)
   base contract with no optional riders                    106.81   152.32   200.43   297.92    26.81    82.32   140.43   297.92
   optional GMIB - 6% rising floor rider                    111.43   166.04   223.08   341.88    31.43    96.04   163.08   341.88
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
   base contract with no optional riders                    106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
   optional GMIB - 6% rising floor rider                    110.81   164.22   220.08   336.13    30.81    94.22   160.08   336.13
Fidelity(R) VIP Growth Portfolio Service Class 2
   base contract with no optional riders                    106.10   150.18   196.87   290.90    26.10    80.18   136.87   290.90
   optional GMIB - 6% rising floor rider                    110.71   163.92   219.58   335.17    30.71    93.92   159.58   335.17
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders                    106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
   optional GMIB - 6% rising floor rider                    110.81   164.22   220.08   336.13    30.81    94.22   160.08   336.13
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                    108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74
   optional GMIB - 6% rising floor rider                    113.27   171.49   232.02   358.91    33.27   101.49   172.02   358.91
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                    105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
   optional GMIB - 6% rising floor rider                    109.79   161.18   215.08   326.47    29.79    91.18   155.08   326.47
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders                    106.92   152.63   200.94   298.92    26.92    82.63   140.94   298.92
   optional GMIB - 6% rising floor rider                    111.53   166.34   223.58   342.83    31.53    96.34   163.58   342.83
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
   base contract with no optional riders                    107.02   152.93   201.45   299.91    27.02    82.93   141.45   299.91
   optional GMIB - 6% rising floor rider                    111.63   166.65   224.08   343.78    31.63    96.65   164.08   343.78
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                    107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
   optional GMIB - 6% rising floor rider                    111.84   167.25   225.07   345.69    31.84    97.25   165.07   345.69
FTVIPT Templeton Foreign Securities Fund - Class 2
   base contract with no optional riders                    108.35   156.91   208.03   312.79    28.35    86.91   148.03   312.79
   optional GMIB - 6% rising floor rider                    112.96   170.59   230.53   356.09    32.96   100.59   170.53   356.09


   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
MFS(R) Investors Growth Stock Series - Service ClasS
   base contract with no optional riders                   $108.56  $157.52  $209.04  $314.76  $ 28.56  $ 87.52  $149.04  $314.76
   optional GMIB - 6% rising floor rider                    113.17   171.19   231.52   357.97    33.17   101.19   171.52   357.97
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                    109.99   161.79   216.08   328.41    29.99    91.79   156.08   328.41
   optional GMIB - 6% rising floor rider                    114.60   175.42   238.43   371.03    34.60   105.42   178.43   371.03
MFS(R) Total Return Series - Service Class
   base contract with no optional riders                    108.25   156.60   207.52   311.81    28.25    86.60   147.52   311.81
   optional GMIB - 6% rising floor rider                    112.86   170.28   230.04   355.15    32.86   100.28   170.04   355.15
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                    108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74
   optional GMIB - 6% rising floor rider                    113.27   171.49   232.02   358.91    33.27   101.49   172.02   358.91
Oppenheimer Capital Appreciation Fund/VA, Service Shares
   base contract with no optional riders                    105.89   149.56   195.85   288.89    25.89    79.56   135.85   288.89
   optional GMIB - 6% rising floor rider                    110.50   163.31   218.58   333.24    30.50    93.31   158.58   333.24
Oppenheimer Global Securities Fund/VA, Service Shares
   base contract with no optional riders                    106.30   150.79   197.89   292.91    26.30    80.79   137.89   292.91
   optional GMIB - 6% rising floor rider                    110.91   164.52   220.58   337.09    30.91    94.52   160.58   337.09
Oppenheimer High Income Fund/VA, Service Shares
   base contract with no optional riders                    107.43   154.16   203.48   303.89    27.43    84.16   143.48   303.89
   optional GMIB - 6% rising floor rider                    112.04   167.86   226.07   347.59    32.04    97.86   166.07   347.59
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
   base contract with no optional riders                    109.79   161.18   215.08   326.47    29.79    91.18   155.08   326.47
   optional GMIB - 6% rising floor rider                    114.40   174.82   237.45   369.17    34.40   104.82   177.45   369.17
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders                    107.02   152.93   201.45   299.91    27.02    82.93   141.45   299.91
   optional GMIB - 6% rising floor rider                    111.63   166.65   224.08   343.78    31.63    96.65   164.08   343.78
Putnam VT Growth and Income Fund - Class IB Shares
   base contract with no optional riders                    104.35   144.95   188.18   273.66    24.35    74.95   128.18   273.66
   optional GMIB - 6% rising floor rider                    108.97   158.74   211.05   318.68    28.97    88.74   151.05   318.68
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders                    108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
   optional GMIB - 6% rising floor rider                    113.37   171.80   232.51   359.85    33.37   101.80   172.51   359.85
Putnam VT Research Fund - Class IB Shares
   base contract with no optional riders                    106.71   152.02   199.92   296.92    26.71    82.02   139.92   296.92
   optional GMIB - 6% rising floor rider                    111.32   165.74   222.58   340.92    31.32    95.74   162.58   340.92
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                    105.99   149.87   196.36   289.90    25.99    79.87   136.36   289.90
   optional GMIB - 6% rising floor rider                    110.61   163.61   219.08   334.20    30.61    93.61   159.08   334.20


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ...



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $102.71  $140.02  $179.94  $257.16  $ 22.71  $ 70.02  $119.94  $257.16
    optional GMIB - 6% rising floor and BPP riders          111.43   166.04   223.08   341.88    31.43    96.04   163.08   341.88
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   101.59   136.62   174.24   245.66    21.59    66.62   114.24   245.66
    optional GMIB - 6% rising floor and BPP riders          110.30   162.70   217.58   331.31    30.30    92.70   157.58   331.31
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   103.43   142.18   183.55   264.41    23.43    72.18   123.55   264.41
    optional GMIB - 6% rising floor and BPP riders          112.14   168.16   226.56   348.54    32.14    98.16   166.56   348.54
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   103.02   140.94   181.49   260.27    23.02    70.94   121.49   260.27
    optional GMIB - 6% rising floor and BPP riders          111.73   166.95   224.57   344.74    31.73    96.95   164.57   344.74
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   102.82   140.33   180.46   258.20    22.82    70.33   120.46   258.20
    optional GMIB - 6% rising floor and BPP riders          111.53   166.34   223.58   342.83    31.53    96.34   163.58   342.83
AXP(R) Variable Portfolio - New Dimensions Fund(R)
    base contract with no optional riders                   102.61   139.71   179.42   256.12    22.61    69.71   119.42   256.12
    optional GMIB - 6% rising floor and BPP riders          111.32   165.74   222.58   340.92    31.32    95.74   162.58   340.92
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   109.68   160.87   214.57   325.50    29.68    90.87   154.57   325.50
    optional GMIB - 6% rising floor and BPP riders          118.40   186.53   256.49   404.65    38.40   116.53   196.49   404.65
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                    99.64   130.72   164.34   225.51    19.64    60.72   104.34   225.51
    optional GMIB - 6% rising floor and BPP riders          108.35   156.91   208.03   312.79    28.35    86.91   148.03   312.79
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   109.38   159.96   213.07   322.58    29.38    89.96   153.07   322.58
    optional GMIB - 6% rising floor and BPP riders          118.09   185.63   255.04   401.97    38.09   115.63   195.04   401.97
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   109.17   159.35   212.06   320.63    29.17    89.35   152.06   320.63
    optional GMIB - 6% rising floor and BPP riders          117.88   185.03   254.07   400.18    37.88   115.03   194.07   400.18
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   105.79   149.26   195.34   287.88    25.79    79.26   135.34   287.88
    optional GMIB - 6% rising floor and BPP riders          114.50   175.12   237.94   370.10    34.50   105.12   177.94   370.10
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   103.94   143.72   186.12   269.56    23.94    73.72   126.12   269.56
    optional GMIB - 6% rising floor and BPP riders          112.66   169.68   229.05   353.27    32.66    99.68   169.05   353.27
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   107.74   155.08   205.00   306.87    27.74    85.08   145.00   306.87
    optional GMIB - 6% rising floor and BPP riders          116.45   180.84   247.25   387.54    36.45   110.84   187.25   387.54
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   108.15   156.30   207.02   310.82    28.15    86.30   147.02   310.82
    optional GMIB - 6% rising floor and BPP riders          116.86   182.04   249.20   391.17    36.86   112.04   189.20   391.17


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       12

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $104.76  $146.18  $190.23  $277.74  $ 24.76  $ 76.18  $130.23  $277.74
    optional GMIB - 6% rising floor and BPP riders          113.48   172.10   233.01   360.79    33.48   102.10   173.01   360.79
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
    optional GMIB - 6% rising floor and BPP riders          112.86   170.28   230.04   355.15    32.86   100.28   170.04   355.15
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   104.05   144.03   186.64   270.58    24.05    74.03   126.64   270.58
    optional GMIB - 6% rising floor and BPP riders          112.76   169.98   229.54   354.21    32.76    99.98   169.54   354.21
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
    optional GMIB - 6% rising floor and BPP riders          112.86   170.28   230.04   355.15    32.86   100.28   170.04   355.15
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   106.61   151.71   199.42   295.92    26.61    81.71   139.42   295.92
    optional GMIB - 6% rising floor and BPP riders          115.32   177.53   241.87   377.48    35.32   107.53   181.87   377.48
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   103.12   141.25   182.00   261.31    23.12    71.25   122.00   261.31
    optional GMIB - 6% rising floor and BPP riders          111.84   167.25   225.07   345.69    31.84    97.25   165.07   345.69
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   104.87   146.49   190.74   278.76    24.87    76.49   130.74   278.76
    optional GMIB - 6% rising floor and BPP riders          113.58   172.40   233.50   361.72    33.58   102.40   173.50   361.72
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   104.97   146.80   191.25   279.78    24.97    76.80   131.25   279.78
    optional GMIB - 6% rising floor and BPP riders          113.68   172.70   233.99   362.66    33.68   102.70   173.99   362.66
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
    optional GMIB - 6% rising floor and BPP riders          113.89   173.31   234.98   364.52    33.89   103.31   174.98   364.52
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   106.30   150.79   197.89   292.91    26.30    80.79   137.89   292.91
    optional GMIB - 6% rising floor and BPP riders          115.01   176.62   240.40   374.72    35.01   106.62   180.40   374.72
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   106.51   151.40   198.91   294.92    26.51    81.40   138.91   294.92
    optional GMIB - 6% rising floor and BPP riders          115.22   177.23   241.38   376.56    35.22   107.23   181.38   376.56
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   107.94   155.69   206.01   308.85    27.94    85.69   146.01   308.85
    optional GMIB - 6% rising floor and BPP riders          116.65   181.44   248.23   389.36    36.65   111.44   188.23   389.36
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
    optional GMIB - 6% rising floor and BPP riders          114.91   176.32   239.91   373.80    34.91   106.32   179.91   373.80
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   106.61   151.71   199.42   295.92    26.61    81.71   139.42   295.92
    optional GMIB - 6% rising floor and BPP riders          115.32   177.53   241.87   377.48    35.32   107.53   181.87   377.48


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       13

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $103.84  $143.41  $185.61  $268.53  $ 23.84  $ 73.41  $125.61  $268.53
    optional GMIB - 6% rising floor and BPP riders          112.55   169.38   228.55   352.32    32.55    99.38   168.55   352.32
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   104.25   144.64   187.66   272.63    24.25    74.64   127.66   272.63
    optional GMIB - 6% rising floor and BPP riders          112.96   170.59   230.53   356.09    32.96   100.59   170.53   356.09
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   105.38   148.03   193.30   283.84    25.38    78.03   133.30   283.84
    optional GMIB - 6% rising floor and BPP riders          114.09   173.91   235.97   366.39    34.09   103.91   175.97   366.39
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   107.74   155.08   205.00   306.87    27.74    85.08   145.00   306.87
    optional GMIB - 6% rising floor and BPP riders          116.45   180.84   247.25   387.54    36.45   110.84   187.25   387.54
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   104.97   146.80   191.25   279.78    24.97    76.80   131.25   279.78
    optional GMIB - 6% rising floor and BPP riders          113.68   172.70   233.99   362.66    33.68   102.70   173.99   362.66
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   102.30   138.78   177.87   252.99    22.30    68.78   117.87   252.99
    optional GMIB - 6% rising floor and BPP riders          111.02   164.83   221.08   338.05    31.02    94.83   161.08   338.05
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   106.71   152.02   199.92   296.92    26.71    82.02   139.92   296.92
    optional GMIB - 6% rising floor and BPP riders          115.42   177.83   242.36   378.40    35.42   107.83   182.36   378.40
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   104.66   145.88   189.72   276.72    24.66    75.88   129.72   276.72
    optional GMIB - 6% rising floor and BPP riders          113.37   171.80   232.51   359.85    33.37   101.80   172.51   359.85
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   103.94   143.72   186.12   269.56    23.94    73.72   126.12   269.56
    optional GMIB - 6% rising floor and BPP riders          112.66   169.68   229.05   353.27    32.66    99.68   169.05   353.27


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ...



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                   $101.69  $136.93  $174.76  $246.71  $ 21.69  $ 66.93  $114.76  $246.71
    optional BPP and PCR riders                              107.33   153.85   202.97   302.90    27.33    83.85   142.97   302.90
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                    100.56   133.52   169.04   235.11    20.56    63.52   109.04   235.11
    optional BPP and PCR riders                              106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                    102.41   139.09   178.39   254.04    22.41    69.09   118.39   254.04
    optional BPP and PCR riders                              108.04   155.99   206.51   309.83    28.04    85.99   146.51   309.83
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                    102.00   137.85   176.32   249.86    22.00    67.85   116.32   249.86
    optional BPP and PCR riders                              107.63   154.77   204.49   305.88    27.63    84.77   144.49   305.88
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                    101.79   137.24   175.28   247.76    21.79    67.24   115.28   247.76
    optional BPP and PCR riders                              107.43   154.16   203.48   303.89    27.43    84.16   143.48   303.89
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                    101.59   136.62   174.24   245.66    21.59    66.62   114.24   245.66
    optional BPP and PCR riders                              107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                    108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74
    optional BPP and PCR riders                              114.30   174.51   236.95   368.24    34.30   104.51   176.95   368.24
 AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                     98.61   127.61   159.10   214.76    18.61    57.61    99.10   214.76
    optional BPP and PCR riders                              104.25   144.64   187.66   272.63    24.25    74.64   127.66   272.63
 AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                    108.35   156.91   208.03   312.79    28.35    86.91   148.03   312.79
    optional BPP and PCR riders                              113.99   173.61   235.47   365.45    33.99   103.61   175.47   365.45
 AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                    108.15   156.30   207.02   310.82    28.15    86.30   147.02   310.82
    optional BPP and PCR riders                              113.78   173.00   234.49   363.59    33.78   103.00   174.49   363.59
 AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                    104.76   146.18   190.23   277.74    24.76    76.18   130.23   277.74
    optional BPP and PCR riders                              110.40   163.00   218.08   332.28    30.40    93.00   158.08   332.28
 Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                    102.92   140.64   180.97   259.24    22.92    70.64   120.97   259.24
    optional BPP and PCR riders                              108.56   157.52   209.04   314.76    28.56    87.52   149.04   314.76
 Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                    106.71   152.02   199.92   296.92    26.71    82.02   139.92   296.92
    optional BPP and PCR riders                              112.35   168.77   227.56   350.43    32.35    98.77   167.56   350.43
 Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                    107.12   153.24   201.96   300.91    27.12    83.24   141.96   300.91
    optional BPP and PCR riders                              112.76   169.98   229.54   354.21    32.76    99.98   169.54   354.21


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
   base contract with no optional riders                   $103.74  $143.10  $185.10  $267.50  $ 23.74  $ 73.10  $125.10  $267.50
   optional BPP and PCR riders                              109.38   159.96   213.07   322.58    29.38    89.96   153.07   322.58
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
   base contract with no optional riders                    103.12   141.25   182.00   261.31    23.12    71.25   122.00   261.31
   optional BPP and PCR riders                              108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
Fidelity(R) VIP Growth Portfolio Service Class 2
   base contract with no optional riders                    103.02   140.94   181.49   260.27    23.02    70.94   121.49   260.27
   optional BPP and PCR riders                              108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders                    103.12   141.25   182.00   261.31    23.12    71.25   122.00   261.31
   optional BPP and PCR riders                              108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                    105.58   148.64   194.32   285.86    25.58    78.64   134.32   285.86
   optional BPP and PCR riders                              111.22   165.43   222.08   339.96    31.22    95.43   162.08   339.96
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                    102.10   138.16   176.84   250.90    22.10    68.16   116.84   250.90
   optional BPP and PCR riders                              107.74   155.08   205.00   306.87    27.74    85.08   145.00   306.87
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders                    103.84   143.41   185.61   268.53    23.84    73.41   125.61   268.53
   optional BPP and PCR riders                              109.48   160.26   213.57   323.56    29.48    90.26   153.57   323.56
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
   base contract with no optional riders                    103.94   143.72   186.12   269.56    23.94    73.72   126.12   269.56
   optional BPP and PCR riders                              109.58   160.57   214.07   324.53    29.58    90.57   154.07   324.53
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                    104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
   optional BPP and PCR riders                              109.79   161.18   215.08   326.47    29.79    91.18   155.08   326.47
FTVIPT Templeton Foreign Securities Fund - Class 2
   base contract with no optional riders                    105.28   147.72   192.79   282.82    25.28    77.72   132.79   282.82
   optional BPP and PCR riders                              110.91   164.52   220.58   337.09    30.91    94.52   160.58   337.09
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders                    105.48   148.33   193.81   284.85    25.48    78.33   133.81   284.85
   optional BPP and PCR riders                              111.12   165.13   221.58   339.01    31.12    95.13   161.58   339.01
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                    106.92   152.63   200.94   298.92    26.92    82.63   140.94   298.92
   optional BPP and PCR riders                              112.55   169.38   228.55   352.32    32.55    99.38   168.55   352.32
MFS(R) Total Return Series - Service Class
   base contract with no optional riders                    105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
   optional BPP and PCR riders                              110.81   164.22   220.08   336.13    30.81    94.22   160.08   336.13
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                    105.58   148.64   194.32   285.86    25.58    78.64   134.32   285.86
   optional BPP and PCR riders                              111.22   165.43   222.08   339.96    31.22    95.43   162.08   339.96


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $102.82  $140.33  $180.46  $258.20  $ 22.82  $ 70.33  $120.46  $258.20
    optional BPP and PCR riders                             108.45   157.21   208.53   313.77    28.45    87.21   148.53   313.77
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   103.23   141.56   182.52   262.34    23.23    71.56   122.52   262.34
    optional BPP and PCR riders                             108.86   158.44   210.55   317.70    28.86    88.44   150.55   317.70
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   104.35   144.95   188.18   273.66    24.35    74.95   128.18   273.66
    optional BPP and PCR riders                             109.99   161.79   216.08   328.41    29.99    91.79   156.08   328.41
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   106.71   152.02   199.92   296.92    26.71    82.02   139.92   296.92
    optional BPP and PCR riders                             112.35   168.77   227.56   350.43    32.35    98.77   167.56   350.43
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   103.94   143.72   186.12   269.56    23.94    73.72   126.12   269.56
    optional BPP and PCR riders                             109.58   160.57   214.07   324.53    29.58    90.57   154.07   324.53
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   101.28   135.69   172.68   242.51    21.28    65.69   112.68   242.51
    optional BPP and PCR riders                             106.92   152.63   200.94   298.92    26.92    82.63   140.94   298.92
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   105.69   148.95   194.83   286.87    25.69    78.95   134.83   286.87
    optional BPP and PCR riders                             111.32   165.74   222.58   340.92    31.32    95.74   162.58   340.92
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
    optional BPP and PCR riders                             109.27   159.65   212.56   321.61    29.27    89.65   152.56   321.61
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   102.92   140.64   180.97   259.24    22.92    70.64   120.97   259.24
    optional BPP and PCR riders                             108.56   157.52   209.04   314.76    28.56    87.52   149.04   314.76


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $102.20  $138.47  $177.35  $251.95  $ 22.20  $ 68.47  $117.35  $251.95
    optional GMIB - 6% rising floor rider                   106.81   152.32   200.43   297.92    26.81    82.32   140.43   297.92
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   101.07   135.07   171.64   240.40    21.07    65.07   111.64   240.40
    optional GMIB - 6% rising floor rider                   105.69   148.95   194.83   286.87    25.69    78.95   134.83   286.87
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   102.92   140.64   180.97   259.24    22.92    70.64   120.97   259.24
    optional GMIB - 6% rising floor rider                   107.53   154.46   203.98   304.89    27.53    84.46   143.98   304.89
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   102.51   139.40   178.91   255.08    22.51    69.40   118.91   255.08
    optional GMIB - 6% rising floor rider                   107.12   153.24   201.96   300.91    27.12    83.24   141.96   300.91
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   102.30   138.78   177.87   252.99    22.30    68.78   117.87   252.99
    optional GMIB - 6% rising floor rider                   106.92   152.63   200.94   298.92    26.92    82.63   140.94   298.92
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                   102.10   138.16   176.84   250.90    22.10    68.16   116.84   250.90
    optional GMIB - 6% rising floor rider                   106.71   152.02   199.92   296.92    26.71    82.02   139.92   296.92
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   109.17   159.35   212.06   320.63    29.17    89.35   152.06   320.63
    optional GMIB - 6% rising floor rider                   113.78   173.00   234.49   363.59    33.78   103.00   174.49   363.59
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                    99.13   129.17   161.72   220.15    19.13    59.17   101.72   220.15
    optional GMIB - 6% rising floor rider                   103.74   143.10   185.10   267.50    23.74    73.10   125.10   267.50
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   108.86   158.44   210.55   317.70    28.86    88.44   150.55   317.70
    optional GMIB - 6% rising floor rider                   113.48   172.10   233.01   360.79    33.48   102.10   173.01   360.79
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74
    optional GMIB - 6% rising floor rider                   113.27   171.49   232.02   358.91    33.27   101.49   172.02   358.91
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   105.28   147.72   192.79   282.82    25.28    77.72   132.79   282.82
    optional GMIB - 6% rising floor rider                   109.89   161.48   215.58   327.44    29.89    91.48   155.58   327.44
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   103.43   142.18   183.55   264.41    23.43    72.18   123.55   264.41
    optional GMIB - 6% rising floor rider                   108.04   155.99   206.51   309.83    28.04    85.99   146.51   309.83
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
    optional GMIB - 6% rising floor rider                   111.84   167.25   225.07   345.69    31.84    97.25   165.07   345.69
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   107.63   154.77   204.49   305.88    27.63    84.77   144.49   305.88
    optional GMIB - 6% rising floor rider                   112.25   168.47   227.06   349.49    32.25    98.47   167.06   349.49


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
   base contract with no optional riders                   $104.25  $144.64  $187.66  $272.63  $ 24.25  $ 74.64  $127.66  $272.63
   optional GMIB - 6% rising floor rider                    108.86   158.44   210.55   317.70    28.86    88.44   150.55   317.70
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
   base contract with no optional riders                    103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
   optional GMIB - 6% rising floor rider                    108.25   156.60   207.52   311.81    28.25    86.60   147.52   311.81
Fidelity(R) VIP Growth Portfolio Service Class 2
   base contract with no optional riders                    103.53   142.49   184.07   265.44    23.53    72.49   124.07   265.44
   optional GMIB - 6% rising floor rider                    108.15   156.30   207.02   310.82    28.15    86.30   147.02   310.82
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders                    103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
   optional GMIB - 6% rising floor rider                    108.25   156.60   207.52   311.81    28.25    86.60   147.52   311.81
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                    106.10   150.18   196.87   290.90    26.10    80.18   136.87   290.90
   optional GMIB - 6% rising floor rider                    110.71   163.92   219.58   335.17    30.71    93.92   159.58   335.17
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                    102.61   139.71   179.42   256.12    22.61    69.71   119.42   256.12
   optional GMIB - 6% rising floor rider                    107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders                    104.35   144.95   188.18   273.66    24.35    74.95   128.18   273.66
   optional GMIB - 6% rising floor rider                    108.97   158.74   211.05   318.68    28.97    88.74   151.05   318.68
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
   base contract with no optional riders                    104.46   145.26   188.69   274.68    24.46    75.26   128.69   274.68
   optional GMIB - 6% rising floor rider                    109.07   159.05   211.56   319.66    29.07    89.05   151.56   319.66
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                    104.66   145.88   189.72   276.72    24.66    75.88   129.72   276.72
   optional GMIB - 6% rising floor rider                    109.27   159.65   212.56   321.61    29.27    89.65   152.56   321.61
FTVIPT Templeton Foreign Securities Fund - Class 2
   base contract with no optional riders                    105.79   149.26   195.34   287.88    25.79    79.26   135.34   287.88
   optional GMIB - 6% rising floor rider                    110.40   163.00   218.08   332.28    30.40    93.00   158.08   332.28
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders                    105.99   149.87   196.36   289.90    25.99    79.87   136.36   289.90
   optional GMIB - 6% rising floor rider                    110.61   163.61   219.08   334.20    30.61    93.61   159.08   334.20
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                    107.43   154.16   203.48   303.89    27.43    84.16   143.48   303.89
   optional GMIB - 6% rising floor rider                    112.04   167.86   226.07   347.59    32.04    97.86   166.07   347.59
MFS(R) Total Return Series - Service Class
   base contract with no optional riders                    105.69   148.95   194.83   286.87    25.69    78.95   134.83   286.87
   optional GMIB - 6% rising floor rider                    110.30   162.70   217.58   331.31    30.30    92.70   157.58   331.31
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                    106.10   150.18   196.87   290.90    26.10    80.18   136.87   290.90
   optional GMIB - 6% rising floor rider                    110.71   163.92   219.58   335.17    30.71    93.92   159.58   335.17


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
   base contract with no optional riders                   $103.33  $141.87  $183.04  $263.38  $ 23.33  $ 71.87  $123.04  $263.38
   optional GMIB - 6% rising floor rider                    107.94   155.69   206.01   308.85    27.94    85.69   146.01   308.85
Oppenheimer Global Securities Fund/VA, Service Shares
   base contract with no optional riders                    103.74   143.10   185.10   267.50    23.74    73.10   125.10   267.50
   optional GMIB - 6% rising floor rider                    108.35   156.91   208.03   312.79    28.35    86.91   148.03   312.79
Oppenheimer High Income Fund/VA, Service Shares
   base contract with no optional riders                    104.87   146.49   190.74   278.76    24.87    76.49   130.74   278.76
   optional GMIB - 6% rising floor rider                    109.48   160.26   213.57   323.56    29.48    90.26   153.57   323.56
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
   base contract with no optional riders                    107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
   optional GMIB - 6% rising floor rider                    111.84   167.25   225.07   345.69    31.84    97.25   165.07   345.69
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders                    104.46   145.26   188.69   274.68    24.46    75.26   128.69   274.68
   optional GMIB - 6% rising floor rider                    109.07   159.05   211.56   319.66    29.07    89.05   151.56   319.66
Putnam VT Growth and Income Fund - Class IB Shares
   base contract with no optional riders                    101.79   137.24   175.28   247.76    21.79    67.24   115.28   247.76
   optional GMIB - 6% rising floor rider                    106.40   151.10   198.40   293.92    26.40    81.10   138.40   293.92
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders                    106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
   optional GMIB - 6% rising floor rider                    110.81   164.22   220.08   336.13    30.81    94.22   160.08   336.13
Putnam VT Research Fund - Class IB Shares
   base contract with no optional riders                    104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
   optional GMIB - 6% rising floor rider                    108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                    103.43   142.18   183.55   264.41    23.43    72.18   123.55   264.41
   optional GMIB - 6% rising floor rider                    108.04   155.99   206.51   309.83    28.04    85.99   146.51   309.83


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $100.15  $132.28  $166.95  $230.85  $ 20.15  $ 62.28  $106.95  $230.85
    optional GMIB - 6% rising floor and BPP riders          108.86   158.44   210.55   317.70    28.86    88.44   150.55   317.70
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                    99.02   128.86   161.20   219.07    19.02    58.86   101.20   219.07
    optional GMIB - 6% rising floor and BPP riders          107.74   155.08   205.00   306.87    27.74    85.08   145.00   306.87
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   100.87   134.45   170.60   238.28    20.87    64.45   110.60   238.28
    optional GMIB - 6% rising floor and BPP riders          109.58   160.57   214.07   324.53    29.58    90.57   154.07   324.53
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   100.46   133.21   168.52   234.04    20.46    63.21   108.52   234.04
    optional GMIB - 6% rising floor and BPP riders          109.17   159.35   212.06   320.63    29.17    89.35   152.06   320.63
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   100.25   132.59   167.48   231.92    20.25    62.59   107.48   231.92
    optional GMIB - 6% rising floor and BPP riders          108.97   158.74   211.05   318.68    28.97    88.74   151.05   318.68
AXP(R) Variable Portfolio - New Dimensions Fund(R)
    base contract with no optional riders                   100.05   131.97   166.43   229.79    20.05    61.97   106.43   229.79
    optional GMIB - 6% rising floor and BPP riders          108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   107.12   153.24   201.96   300.91    27.12    83.24   141.96   300.91
    optional GMIB - 6% rising floor and BPP riders          115.83   179.03   244.32   382.07    35.83   109.03   184.32   382.07
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                    97.08   122.93   151.19   198.42    17.08    52.93    91.19   198.42
    optional GMIB - 6% rising floor and BPP riders          105.79   149.26   195.34   287.88    25.79    79.26   135.34   287.88
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   106.81   152.32   200.43   297.92    26.81    82.32   140.43   297.92
    optional GMIB - 6% rising floor and BPP riders          115.53   178.13   242.85   379.32    35.53   108.13   182.85   379.32
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   106.61   151.71   199.42   295.92    26.61    81.71   139.42   295.92
    optional GMIB - 6% rising floor and BPP riders          115.32   177.53   241.87   377.48    35.32   107.53   181.87   377.48
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   103.23   141.56   182.52   262.34    23.23    71.56   122.52   262.34
    optional GMIB - 6% rising floor and BPP riders          111.94   167.56   225.57   346.64    31.94    97.56   165.57   346.64
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   101.38   136.00   173.20   243.56    21.38    66.00   113.20   243.56
    optional GMIB - 6% rising floor and BPP riders          110.09   162.09   216.58   329.38    30.09    92.09   156.58   329.38
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
    optional GMIB - 6% rising floor and BPP riders          113.89   173.31   234.98   364.52    33.89   103.31   174.98   364.52
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   105.58   148.64   194.32   285.86    25.58    78.64   134.32   285.86
    optional GMIB - 6% rising floor and BPP riders          114.30   174.51   236.95   368.24    34.30   104.51   176.95   368.24


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $102.20  $138.47  $177.35  $251.95  $ 22.20  $ 68.47  $117.35  $251.95
    optional GMIB - 6% rising floor and BPP riders          110.91   164.52   220.58   337.09    30.91    94.52   160.58   337.09
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   101.59   136.62   174.24   245.66    21.59    66.62   114.24   245.66
    optional GMIB - 6% rising floor and BPP riders          110.30   162.70   217.58   331.31    30.30    92.70   157.58   331.31
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   101.48   136.31   173.72   244.61    21.48    66.31   113.72   244.61
    optional GMIB - 6% rising floor and BPP riders          110.20   162.40   217.08   330.35    30.20    92.40   157.08   330.35
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   101.59   136.62   174.24   245.66    21.59    66.62   114.24   245.66
    optional GMIB - 6% rising floor and BPP riders          110.30   162.70   217.58   331.31    30.30    92.70   157.58   331.31
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   104.05   144.03   186.64   270.58    24.05    74.03   126.64   270.58
    optional GMIB - 6% rising floor and BPP riders          112.76   169.98   229.54   354.21    32.76    99.98   169.54   354.21
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   100.56   133.52   169.04   235.11    20.56    63.52   109.04   235.11
    optional GMIB - 6% rising floor and BPP riders          109.27   159.65   212.56   321.61    29.27    89.65   152.56   321.61
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   102.30   138.78   177.87   252.99    22.30    68.78   117.87   252.99
    optional GMIB - 6% rising floor and BPP riders          111.02   164.83   221.08   338.05    31.02    94.83   161.08   338.05
FTVIPT Franklin Small Cap Value Securities Fund -
 Class 2
    base contract with no optional riders                   102.41   139.09   178.39   254.04    22.41    69.09   118.39   254.04
    optional GMIB - 6% rising floor and BPP riders          111.12   165.13   221.58   339.01    31.12    95.13   161.58   339.01
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   102.61   139.71   179.42   256.12    22.61    69.71   119.42   256.12
    optional GMIB - 6% rising floor and BPP riders          111.32   165.74   222.58   340.92    31.32    95.74   162.58   340.92
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   103.74   143.10   185.10   267.50    23.74    73.10   125.10   267.50
    optional GMIB - 6% rising floor and BPP riders          112.45   169.07   228.05   351.38    32.45    99.07   168.05   351.38
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   103.94   143.72   186.12   269.56    23.94    73.72   126.12   269.56
    optional GMIB - 6% rising floor and BPP riders          112.66   169.68   229.05   353.27    32.66    99.68   169.05   353.27
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   105.38   148.03   193.30   283.84    25.38    78.03   133.30   283.84
    optional GMIB - 6% rising floor and BPP riders          114.09   173.91   235.97   366.39    34.09   103.91   175.97   366.39
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
    optional GMIB - 6% rising floor and BPP riders          112.35   168.77   227.56   350.43    32.35    98.77   167.56   350.43
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   104.05   144.03   186.64   270.58    24.05    74.03   126.64   270.58
    optional GMIB - 6% rising floor and BPP riders          112.76   169.98   229.54   354.21    32.76    99.98   169.54   354.21


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $101.28  $135.69  $172.68  $242.51  $ 21.28  $ 65.69  $112.68  $242.51
    optional GMIB - 6% rising floor and BPP riders          109.99   161.79   216.08   328.41    29.99    91.79   156.08   328.41
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   101.69   136.93   174.76   246.71    21.69    66.93   114.76   246.71
    optional GMIB - 6% rising floor and BPP riders          110.40   163.00   218.08   332.28    30.40    93.00   158.08   332.28
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   102.82   140.33   180.46   258.20    22.82    70.33   120.46   258.20
    optional GMIB - 6% rising floor and BPP riders          111.53   166.34   223.58   342.83    31.53    96.34   163.58   342.83
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
    optional GMIB - 6% rising floor and BPP riders          113.89   173.31   234.98   364.52    33.89   103.31   174.98   364.52
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   102.41   139.09   178.39   254.04    22.41    69.09   118.39   254.04
    optional GMIB - 6% rising floor and BPP riders          111.12   165.13   221.58   339.01    31.12    95.13   161.58   339.01
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                    99.74   131.03   164.86   226.58    19.74    61.03   104.86   226.58
    optional GMIB - 6% rising floor and BPP riders          108.45   157.21   208.53   313.77    28.45    87.21   148.53   313.77
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
    optional GMIB - 6% rising floor and BPP riders          112.86   170.28   230.04   355.15    32.86   100.28   170.04   355.15
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   102.10   138.16   176.84   250.90    22.10    68.16   116.84   250.90
    optional GMIB - 6% rising floor and BPP riders          110.81   164.22   220.08   336.13    30.81    94.22   160.08   336.13
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   101.38   136.00   173.20   243.56    21.38    66.00   113.20   243.56
    optional GMIB - 6% rising floor and BPP riders          110.09   162.09   216.58   329.38    30.09    92.09   156.58   329.38


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders                   $ 99.13  $129.17  $161.72  $220.15  $ 19.13  $ 59.17  $101.72  $220.15
   optional BPP and PCR riders                              104.76   146.18   190.23   277.74    24.76    76.18   130.23   277.74
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders                     98.00   125.74   155.94   208.25    18.00    55.74    95.94   208.25
   optional BPP and PCR riders                              103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders                     99.84   131.35   165.39   227.65    19.84    61.35   105.39   227.65
   optional BPP and PCR riders                              105.48   148.33   193.81   284.85    25.48    78.33   133.81   284.85
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                     99.43   130.10   163.29   223.37    19.43    60.10   103.29   223.37
   optional BPP and PCR riders                              105.07   147.11   191.77   280.79    25.07    77.11   131.77   280.79
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders                     99.23   129.48   162.25   221.22    19.23    59.48   102.25   221.22
   optional BPP and PCR riders                              104.87   146.49   190.74   278.76    24.87    76.49   130.74   278.76
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
   base contract with no optional riders                     99.02   128.86   161.20   219.07    19.02    58.86   101.20   219.07
   optional BPP and PCR riders                              104.66   145.88   189.72   276.72    24.66    75.88   129.72   276.72
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders                    106.10   150.18   196.87   290.90    26.10    80.18   136.87   290.90
   optional BPP and PCR riders                              111.73   166.95   224.57   344.74    31.73    96.95   164.57   344.74
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders                     96.05   119.81   145.89   187.39    16.05    49.81    85.89   187.39
   optional BPP and PCR riders                              101.69   136.93   174.76   246.71    21.69    66.93   114.76   246.71
AIM V.I. Basic Value Fund, Series II Shares
   base contract with no optional riders                    105.79   149.26   195.34   287.88    25.79    79.26   135.34   287.88
   optional BPP and PCR riders                              111.43   166.04   223.08   341.88    31.43    96.04   163.08   341.88
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional riders                    105.58   148.64   194.32   285.86    25.58    78.64   134.32   285.86
   optional BPP and PCR riders                              111.22   165.43   222.08   339.96    31.22    95.43   162.08   339.96
AIM V.I. Premier Equity Fund, Series II Shares
   base contract with no optional riders                    102.20   138.47   177.35   251.95    22.20    68.47   117.35   251.95
   optional BPP and PCR riders                              107.84   155.38   205.50   307.86    27.84    85.38   145.50   307.86
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                    100.36   132.90   168.00   232.98    20.36    62.90   108.00   232.98
   optional BPP and PCR riders                              105.99   149.87   196.36   289.90    25.99    79.87   136.36   289.90
Alliance VP Premier Growth Portfolio (Class B)
   base contract with no optional riders                    104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
   optional BPP and PCR riders                              109.79   161.18   215.08   326.47    29.79    91.18   155.08   326.47
Alliance VP Technology Portfolio (Class B)
   base contract with no optional riders                    104.56   145.57   189.20   275.70    24.56    75.57   129.20   275.70
   optional BPP and PCR riders                              110.20   162.40   217.08   330.35    30.20    92.40   157.08   330.35


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $101.18  $135.38  $172.16  $241.45  $ 21.18  $ 65.38  $112.16  $241.45
    optional BPP and PCR riders                             106.81   152.32   200.43   297.92    26.81    82.32   140.43   297.92
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   100.56   133.52   169.04   235.11    20.56    63.52   109.04   235.11
    optional BPP and PCR riders                             106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   100.46   133.21   168.52   234.04    20.46    63.21   108.52   234.04
    optional BPP and PCR riders                             106.10   150.18   196.87   290.90    26.10    80.18   136.87   290.90
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   100.56   133.52   169.04   235.11    20.56    63.52   109.04   235.11
    optional BPP and PCR riders                             106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   103.02   140.94   181.49   260.27    23.02    70.94   121.49   260.27
    optional BPP and PCR riders                             108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                    99.54   130.41   163.82   224.44    19.54    60.41   103.82   224.44
    optional BPP and PCR riders                             105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   101.28   135.69   172.68   242.51    21.28    65.69   112.68   242.51
    optional BPP and PCR riders                             106.92   152.63   200.94   298.92    26.92    82.63   140.94   298.92
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   101.38   136.00   173.20   243.56    21.38    66.00   113.20   243.56
    optional BPP and PCR riders                             107.02   152.93   201.45   299.91    27.02    82.93   141.45   299.91
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   101.59   136.62   174.24   245.66    21.59    66.62   114.24   245.66
    optional BPP and PCR riders                             107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   102.71   140.02   179.94   257.16    22.71    70.02   119.94   257.16
    optional BPP and PCR riders                             108.35   156.91   208.03   312.79    28.35    86.91   148.03   312.79
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   102.92   140.64   180.97   259.24    22.92    70.64   120.97   259.24
    optional BPP and PCR riders                             108.56   157.52   209.04   314.76    28.56    87.52   149.04   314.76
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   104.35   144.95   188.18   273.66    24.35    74.95   128.18   273.66
    optional BPP and PCR riders                             109.99   161.79   216.08   328.41    29.99    91.79   156.08   328.41
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   102.61   139.71   179.42   256.12    22.61    69.71   119.42   256.12
    optional BPP and PCR riders                             108.25   156.60   207.52   311.81    28.25    86.60   147.52   311.81
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   103.02   140.94   181.49   260.27    23.02    70.94   121.49   260.27
    optional BPP and PCR riders                             108.66   157.82   209.54   315.74    28.66    87.82   149.54   315.74


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $100.25  $132.59  $167.48  $231.92  $ 20.25  $ 62.59  $107.48  $231.92
    optional BPP and PCR riders                             105.89   149.56   195.85   288.89    25.89    79.56   135.85   288.89
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   100.66   133.83   169.56   236.17    20.66    63.83   109.56   236.17
    optional BPP and PCR riders                             106.30   150.79   197.89   292.91    26.30    80.79   137.89   292.91
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   101.79   137.24   175.28   247.76    21.79    67.24   115.28   247.76
    optional BPP and PCR riders                             107.43   154.16   203.48   303.89    27.43    84.16   143.48   303.89
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   104.15   144.34   187.15   271.61    24.15    74.34   127.15   271.61
    optional BPP and PCR riders                             109.79   161.18   215.08   326.47    29.79    91.18   155.08   326.47
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   101.38   136.00   173.20   243.56    21.38    66.00   113.20   243.56
    optional BPP and PCR riders                             107.02   152.93   201.45   299.91    27.02    82.93   141.45   299.91
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                    98.72   127.92   159.62   215.84    18.72    57.92    99.62   215.84
    optional BPP and PCR riders                             104.35   144.95   188.18   273.66    24.35    74.95   128.18   273.66
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   103.12   141.25   182.00   261.31    23.12    71.25   122.00   261.31
    optional BPP and PCR riders                             108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   101.07   135.07   171.64   240.40    21.07    65.07   111.64   240.40
    optional BPP and PCR riders                             106.71   152.02   199.92   296.92    26.71    82.02   139.92   296.92
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   100.36   132.90   168.00   232.98    20.36    62.90   108.00   232.98
    optional BPP and PCR riders                             105.99   149.87   196.36   289.90    25.99    79.87   136.36   289.90


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return
....

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $107.84  $145.38  $165.50  $307.86  $ 27.84  $ 85.38  $145.50  $307.86
    optional GMIB - 6% rising floor rider                   112.45   159.07   188.05   351.38    32.45    99.07   168.05   351.38
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   106.71   142.02   159.92   296.92    26.71    82.02   139.92   296.92
    optional GMIB - 6% rising floor rider                   111.32   155.74   182.58   340.92    31.32    95.74   162.58   340.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   108.56   147.52   169.04   314.76    28.56    87.52   149.04   314.76
    optional GMIB - 6% rising floor rider                   113.17   161.19   191.52   357.97    33.17   101.19   171.52   357.97
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   108.15   146.30   167.02   310.82    28.15    86.30   147.02   310.82
    optional GMIB - 6% rising floor rider                   112.76   159.98   189.54   354.21    32.76    99.98   169.54   354.21
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   107.94   145.69   166.01   308.85    27.94    85.69   146.01   308.85
    optional GMIB - 6% rising floor rider                   112.55   159.38   188.55   352.32    32.55    99.38   168.55   352.32
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                   107.74   145.08   165.00   306.87    27.74    85.08   145.00   306.87
    optional GMIB - 6% rising floor rider                   112.35   158.77   187.56   350.43    32.35    98.77   167.56   350.43
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   114.81   166.02   199.41   372.88    34.81   106.02   179.41   372.88
    optional GMIB - 6% rising floor rider                   119.42   179.52   221.32   413.52    39.42   119.52   201.32   413.52
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                   104.76   136.18   150.23   277.74    24.76    76.18   130.23   277.74
    optional GMIB - 6% rising floor rider                   109.38   149.96   173.07   322.58    29.38    89.96   153.07   322.58
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   114.50   165.12   197.94   370.10    34.50   105.12   177.94   370.10
    optional GMIB - 6% rising floor rider                   119.11   178.62   219.87   410.87    39.11   118.62   199.87   410.87
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   114.30   164.51   196.95   368.24    34.30   104.51   176.95   368.24
    optional GMIB - 6% rising floor rider                   118.91   178.03   218.91   409.09    38.91   118.03   198.91   409.09
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   110.91   154.52   180.58   337.09    30.91    94.52   160.58   337.09
    optional GMIB - 6% rising floor rider                   115.53   168.13   202.85   379.32    35.53   108.13   182.85   379.32
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   109.07   149.05   171.56   319.66    29.07    89.05   151.56   319.66
    optional GMIB - 6% rising floor rider                   113.68   162.70   193.99   362.66    33.68   102.70   173.99   362.66
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   112.86   160.28   190.04   355.15    32.86   100.28   170.04   355.15
    optional GMIB - 6% rising floor rider                   117.47   173.84   212.12   396.58    37.47   113.84   192.12   396.58
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   113.27   161.49   192.02   358.91    33.27   101.49   172.02   358.91
    optional GMIB - 6% rising floor rider                   117.88   175.03   214.07   400.18    37.88   115.03   194.07   400.18


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $109.89  $151.48  $175.58  $327.44  $ 29.89  $ 91.48  $155.58  $327.44
    optional GMIB - 6% rising floor rider                   114.50   165.12   197.94   370.10    34.50   105.12   177.94   370.10
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
    optional GMIB - 6% rising floor rider                   113.89   163.31   194.98   364.52    33.89   103.31   174.98   364.52
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   109.17   149.35   172.06   320.63    29.17    89.35   152.06   320.63
    optional GMIB - 6% rising floor rider                   113.78   163.00   194.49   363.59    33.78   103.00   174.49   363.59
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
    optional GMIB - 6% rising floor rider                   113.89   163.31   194.98   364.52    33.89   103.31   174.98   364.52
 Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74
    optional GMIB - 6% rising floor rider                   116.35   170.54   206.76   386.63    36.35   110.54   186.76   386.63
 FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   108.25   146.60   167.52   311.81    28.25    86.60   147.52   311.81
    optional GMIB - 6% rising floor rider                   112.86   160.28   190.04   355.15    32.86   100.28   170.04   355.15
 FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   109.99   151.79   176.08   328.41    29.99    91.79   156.08   328.41
    optional GMIB - 6% rising floor rider                   114.60   165.42   198.43   371.03    34.60   105.42   178.43   371.03
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   110.09   152.09   176.58   329.38    30.09    92.09   156.58   329.38
    optional GMIB - 6% rising floor rider                   114.71   165.72   198.92   371.95    34.71   105.72   178.92   371.95
 FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   110.30   152.70   177.58   331.31    30.30    92.70   157.58   331.31
    optional GMIB - 6% rising floor rider                   114.91   166.32   199.91   373.80    34.91   106.32   179.91   373.80
 FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   111.43   156.04   183.08   341.88    31.43    96.04   163.08   341.88
    optional GMIB - 6% rising floor rider                   116.04   169.63   205.30   383.90    36.04   109.63   185.30   383.90
 MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   111.63   156.65   184.08   343.78    31.63    96.65   164.08   343.78
    optional GMIB - 6% rising floor rider                   116.24   170.23   206.27   385.72    36.24   110.23   186.27   385.72
 MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   113.07   160.89   191.03   357.03    33.07   100.89   171.03   357.03
    optional GMIB - 6% rising floor rider                   117.68   174.44   213.10   398.38    37.68   114.44   193.10   398.38
 MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   111.32   155.74   182.58   340.92    31.32    95.74   162.58   340.92
    optional GMIB - 6% rising floor rider                   115.94   169.33   204.81   382.98    35.94   109.33   184.81   382.98
 MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74
    optional GMIB - 6% rising floor rider                   116.35   170.54   206.76   386.63    36.35   110.54   186.76   386.63


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $108.97  $148.74  $171.05  $318.68  $ 28.97  $ 88.74  $151.05  $318.68
    optional GMIB - 6% rising floor rider                   113.58   162.40   193.50   361.72    33.58   102.40   173.50   361.72
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   109.38   149.96   173.07   322.58    29.38    89.96   153.07   322.58
    optional GMIB - 6% rising floor rider                   113.99   163.61   195.47   365.45    33.99   103.61   175.47   365.45
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   110.50   153.31   178.58   333.24    30.50    93.31   158.58   333.24
    optional GMIB - 6% rising floor rider                   115.12   166.93   200.89   375.64    35.12   106.93   180.89   375.64
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   112.86   160.28   190.04   355.15    32.86   100.28   170.04   355.15
    optional GMIB - 6% rising floor rider                   117.47   173.84   212.12   396.58    37.47   113.84   192.12   396.58
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   110.09   152.09   176.58   329.38    30.09    92.09   156.58   329.38
    optional GMIB - 6% rising floor rider                   114.71   165.72   198.92   371.95    34.71   105.72   178.92   371.95
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   107.43   144.16   163.48   303.89    27.43    84.16   143.48   303.89
    optional GMIB - 6% rising floor rider                   112.04   157.86   186.07   347.59    32.04    97.86   166.07   347.59
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   111.84   157.25   185.07   345.69    31.84    97.25   165.07   345.69
    optional GMIB - 6% rising floor rider                   116.45   170.84   207.25   387.54    36.45   110.84   187.25   387.54
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   109.79   151.18   175.08   326.47    29.79    91.18   155.08   326.47
    optional GMIB - 6% rising floor rider                   114.40   164.82   197.45   369.17    34.40   104.82   177.45   369.17
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   109.07   149.05   171.56   319.66    29.07    89.05   151.56   319.66
    optional GMIB - 6% rising floor rider                   113.68   162.70   193.99   362.66    33.68   102.70   173.99   362.66


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $105.79  $139.26  $155.34  $287.88  $ 25.79  $ 79.26  $135.34  $287.88
    optional GMIB - 6% rising floor and BPP riders          114.50   165.12   197.94   370.10    34.50   105.12   177.94   370.10
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   104.66   135.88   149.72   276.72    24.66    75.88   129.72   276.72
    optional GMIB - 6% rising floor and BPP riders          113.37   161.80   192.51   359.85    33.37   101.80   172.51   359.85
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   106.51   141.40   158.91   294.92    26.51    81.40   138.91   294.92
    optional GMIB - 6% rising floor and BPP riders          115.22   167.23   201.38   376.56    35.22   107.23   181.38   376.56
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   106.10   140.18   156.87   290.90    26.10    80.18   136.87   290.90
    optional GMIB - 6% rising floor and BPP riders          114.81   166.02   199.41   372.88    34.81   106.02   179.41   372.88
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   105.89   139.56   155.85   288.89    25.89    79.56   135.85   288.89
    optional GMIB - 6% rising floor and BPP riders          114.60   165.42   198.43   371.03    34.60   105.42   178.43   371.03
AXP(R) Variable Portfolio - New Dimensions Fund(R)
    base contract with no optional riders                   105.69   138.95   154.83   286.87    25.69    78.95   134.83   286.87
    optional GMIB - 6% rising floor and BPP riders          114.40   164.82   197.45   369.17    34.40   104.82   177.45   369.17
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   112.76   159.98   189.54   354.21    32.76    99.98   169.54   354.21
    optional GMIB - 6% rising floor and BPP riders          121.47   185.48   230.92   431.00    41.47   125.48   210.92   431.00
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                   102.71   130.02   139.94   257.16    22.71    70.02   119.94   257.16
    optional GMIB - 6% rising floor and BPP riders          111.43   156.04   183.08   341.88    31.43    96.04   163.08   341.88
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   112.45   159.07   188.05   351.38    32.45    99.07   168.05   351.38
    optional GMIB - 6% rising floor and BPP riders          121.16   184.59   229.49   428.40    41.16   124.59   209.49   428.40
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   112.25   158.47   187.06   349.49    32.25    98.47   167.06   349.49
    optional GMIB - 6% rising floor and BPP riders          120.96   183.99   228.53   426.66    40.96   123.99   208.53   426.66
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   108.86   148.44   170.55   317.70    28.86    88.44   150.55   317.70
    optional GMIB - 6% rising floor and BPP riders          117.58   174.14   212.61   397.48    37.58   114.14   192.61   397.48
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   107.02   142.93   161.45   299.91    27.02    82.93   141.45   299.91
    optional GMIB - 6% rising floor and BPP riders          115.73   168.73   203.83   381.15    35.73   108.73   183.83   381.15
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   110.81   154.22   180.08   336.13    30.81    94.22   160.08   336.13
    optional GMIB - 6% rising floor and BPP riders          119.52   179.82   221.80   414.40    39.52   119.82   201.80   414.40
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   111.22   155.43   182.08   339.96    31.22    95.43   162.08   339.96
    optional GMIB - 6% rising floor and BPP riders          119.93   181.01   223.73   417.92    39.93   121.01   203.73   417.92


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       30

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $107.84  $145.38  $165.50  $307.86  $ 27.84  $ 85.38  $145.50  $307.86
    optional GMIB - 6% rising floor and BPP riders          116.55   171.14   207.74   388.45    36.55   111.14   187.74   388.45
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional GMIB - 6% rising floor and BPP riders          115.94   169.33   204.81   382.98    35.94   109.33   184.81   382.98
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   107.12   143.24   161.96   300.91    27.12    83.24   141.96   300.91
    optional GMIB - 6% rising floor and BPP riders          115.83   169.03   204.32   382.07    35.83   109.03   184.32   382.07
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional GMIB - 6% rising floor and BPP riders          115.94   169.33   204.81   382.98    35.94   109.33   184.81   382.98
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   109.68   150.87   174.57   325.50    29.68    90.87   154.57   325.50
    optional GMIB - 6% rising floor and BPP riders          118.40   176.53   216.49   404.65    38.40   116.53   196.49   404.65
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   106.20   140.48   157.38   291.91    26.20    80.48   137.38   291.91
    optional GMIB - 6% rising floor and BPP riders          114.91   166.32   199.91   373.80    34.91   106.32   179.91   373.80
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   107.94   145.69   166.01   308.85    27.94    85.69   146.01   308.85
    optional GMIB - 6% rising floor and BPP riders          116.65   171.44   208.23   389.36    36.65   111.44   188.23   389.36
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   108.04   145.99   166.51   309.83    28.04    85.99   146.51   309.83
    optional GMIB - 6% rising floor and BPP riders          116.76   171.74   208.72   390.26    36.76   111.74   188.72   390.26
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   108.25   146.60   167.52   311.81    28.25    86.60   147.52   311.81
    optional GMIB - 6% rising floor and BPP riders          116.96   172.34   209.69   392.07    36.96   112.34   189.69   392.07
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   109.38   149.96   173.07   322.58    29.38    89.96   153.07   322.58
    optional GMIB - 6% rising floor and BPP riders          118.09   175.63   215.04   401.97    38.09   115.63   195.04   401.97
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   109.58   150.57   174.07   324.53    29.58    90.57   154.07   324.53
    optional GMIB - 6% rising floor and BPP riders          118.29   176.23   216.01   403.75    38.29   116.23   196.01   403.75
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   111.02   154.83   181.08   338.05    31.02    94.83   161.08   338.05
    optional GMIB - 6% rising floor and BPP riders          119.73   180.42   222.77   416.16    39.73   120.42   202.77   416.16
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
    optional GMIB - 6% rising floor and BPP riders          117.99   175.33   214.55   401.07    37.99   115.33   194.55   401.07
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   109.68   150.87   174.57   325.50    29.68    90.87   154.57   325.50
    optional GMIB - 6% rising floor and BPP riders          118.40   176.53   216.49   404.65    38.40   116.53   196.49   404.65


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $106.92  $142.63  $160.94  $298.92  $ 26.92  $ 82.63  $140.94  $298.92
    optional GMIB - 6% rising floor and BPP riders          115.63   168.43   203.34   380.24    35.63   108.43   183.34   380.24
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   107.33   143.85   162.97   302.90    27.33    83.85   142.97   302.90
    optional GMIB - 6% rising floor and BPP riders          116.04   169.63   205.30   383.90    36.04   109.63   185.30   383.90
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   108.45   147.21   168.53   313.77    28.45    87.21   148.53   313.77
    optional GMIB - 6% rising floor and BPP riders          117.17   172.94   210.66   393.88    37.17   112.94   190.66   393.88
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   110.81   154.22   180.08   336.13    30.81    94.22   160.08   336.13
    optional GMIB - 6% rising floor and BPP riders          119.52   179.82   221.80   414.40    39.52   119.82   201.80   414.40
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   108.04   145.99   166.51   309.83    28.04    85.99   146.51   309.83
    optional GMIB - 6% rising floor and BPP riders          116.76   171.74   208.72   390.26    36.76   111.74   188.72   390.26
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   105.38   138.03   153.30   283.84    25.38    78.03   133.30   283.84
    optional GMIB - 6% rising floor and BPP riders          114.09   163.91   195.97   366.39    34.09   103.91   175.97   366.39
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   109.79   151.18   175.08   326.47    29.79    91.18   155.08   326.47
    optional GMIB - 6% rising floor and BPP riders          118.50   176.83   216.97   405.54    38.50   116.83   196.97   405.54
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   107.74   145.08   165.00   306.87    27.74    85.08   145.00   306.87
    optional GMIB - 6% rising floor and BPP riders          116.45   170.84   207.25   387.54    36.45   110.84   187.25   387.54
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   107.02   142.93   161.45   299.91    27.02    82.93   141.45   299.91
    optional GMIB - 6% rising floor and BPP riders          115.73   168.73   203.83   381.15    35.73   108.73   183.83   381.15


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ...



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $104.76  $136.18  $150.23  $277.74  $ 24.76  $ 76.18  $130.23  $277.74
    optional BPP and PCR riders                             110.40   153.00   178.08   332.28    30.40    93.00   158.08   332.28
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   103.64   132.80   144.58   266.47    23.64    72.80   124.58   266.47
    optional BPP and PCR riders                             109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   105.48   138.33   153.81   284.85    25.48    78.33   133.81   284.85
    optional BPP and PCR riders                             111.12   155.13   181.58   339.01    31.12    95.13   161.58   339.01
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   105.07   137.11   151.77   280.79    25.07    77.11   131.77   280.79
    optional BPP and PCR riders                             110.71   153.92   179.58   335.17    30.71    93.92   159.58   335.17
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   104.87   136.49   150.74   278.76    24.87    76.49   130.74   278.76
    optional BPP and PCR riders                             110.50   153.31   178.58   333.24    30.50    93.31   158.58   333.24
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                   104.66   135.88   149.72   276.72    24.66    75.88   129.72   276.72
    optional BPP and PCR riders                             110.30   152.70   177.58   331.31    30.30    92.70   157.58   331.31
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74
    optional BPP and PCR riders                             117.37   173.54   211.64   395.68    37.37   113.54   191.64   395.68
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                   101.69   126.93   134.76   246.71    21.69    66.93   114.76   246.71
    optional BPP and PCR riders                             107.33   143.85   162.97   302.90    27.33    83.85   142.97   302.90
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   111.43   156.04   183.08   341.88    31.43    96.04   163.08   341.88
    optional BPP and PCR riders                             117.06   172.64   210.18   392.98    37.06   112.64   190.18   392.98
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   111.22   155.43   182.08   339.96    31.22    95.43   162.08   339.96
    optional BPP and PCR riders                             116.86   172.04   209.20   391.17    36.86   112.04   189.20   391.17
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   107.84   145.38   165.50   307.86    27.84    85.38   145.50   307.86
    optional BPP and PCR riders                             113.48   162.10   193.01   360.79    33.48   102.10   173.01   360.79
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   105.99   139.87   156.36   289.90    25.99    79.87   136.36   289.90
    optional BPP and PCR riders                             111.63   156.65   184.08   343.78    31.63    96.65   164.08   343.78
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   109.79   151.18   175.08   326.47    29.79    91.18   155.08   326.47
    optional BPP and PCR riders                             115.42   167.83   202.36   378.40    35.42   107.83   182.36   378.40
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   110.20   152.40   177.08   330.35    30.20    92.40   157.08   330.35
    optional BPP and PCR riders                             115.83   169.03   204.32   382.07    35.83   109.03   184.32   382.07


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $106.81  $142.32  $160.43  $297.92  $ 26.81  $ 82.32  $140.43  $297.92
    optional BPP and PCR riders                             112.45   159.07   188.05   351.38    32.45    99.07   168.05   351.38
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   106.20   140.48   157.38   291.91    26.20    80.48   137.38   291.91
    optional BPP and PCR riders                             111.84   157.25   185.07   345.69    31.84    97.25   165.07   345.69
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   106.10   140.18   156.87   290.90    26.10    80.18   136.87   290.90
    optional BPP and PCR riders                             111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   106.20   140.48   157.38   291.91    26.20    80.48   137.38   291.91
    optional BPP and PCR riders                             111.84   157.25   185.07   345.69    31.84    97.25   165.07   345.69
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   108.66   147.82   169.54   315.74    28.66    87.82   149.54   315.74
    optional BPP and PCR riders                             114.30   164.51   196.95   368.24    34.30   104.51   176.95   368.24
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   105.17   137.41   152.28   281.81    25.17    77.41   132.28   281.81
    optional BPP and PCR riders                             110.81   154.22   180.08   336.13    30.81    94.22   160.08   336.13
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   106.92   142.63   160.94   298.92    26.92    82.63   140.94   298.92
    optional BPP and PCR riders                             112.55   159.38   188.55   352.32    32.55    99.38   168.55   352.32
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   107.02   142.93   161.45   299.91    27.02    82.93   141.45   299.91
    optional BPP and PCR riders                             112.66   159.68   189.05   353.27    32.66    99.68   169.05   353.27
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional BPP and PCR riders                             112.86   160.28   190.04   355.15    32.86   100.28   170.04   355.15
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   108.35   146.91   168.03   312.79    28.35    86.91   148.03   312.79
    optional BPP and PCR riders                             113.99   163.61   195.47   365.45    33.99   103.61   175.47   365.45
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   108.56   147.52   169.04   314.76    28.56    87.52   149.04   314.76
    optional BPP and PCR riders                             114.19   164.21   196.46   367.32    34.19   104.21   176.46   367.32
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   109.99   151.79   176.08   328.41    29.99    91.79   156.08   328.41
    optional BPP and PCR riders                             115.63   168.43   203.34   380.24    35.63   108.43   183.34   380.24
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   108.25   146.60   167.52   311.81    28.25    86.60   147.52   311.81
    optional BPP and PCR riders                             113.89   163.31   194.98   364.52    33.89   103.31   174.98   364.52
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   108.66   147.82   169.54   315.74    28.66    87.82   149.54   315.74
    optional BPP and PCR riders                             114.30   164.51   196.95   368.24    34.30   104.51   176.95   368.24


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $105.89  $139.56  $155.85  $288.89  $ 25.89  $ 79.56  $135.85  $288.89
    optional BPP and PCR riders                             111.53   156.34   183.58   342.83    31.53    96.34   163.58   342.83
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   106.30   140.79   157.89   292.91    26.30    80.79   137.89   292.91
    optional BPP and PCR riders                             111.94   157.56   185.57   346.64    31.94    97.56   165.57   346.64
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   107.43   144.16   163.48   303.89    27.43    84.16   143.48   303.89
    optional BPP and PCR riders                             113.07   160.89   191.03   357.03    33.07   100.89   171.03   357.03
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   109.79   151.18   175.08   326.47    29.79    91.18   155.08   326.47
    optional BPP and PCR riders                             115.42   167.83   202.36   378.40    35.42   107.83   182.36   378.40
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   107.02   142.93   161.45   299.91    27.02    82.93   141.45   299.91
    optional BPP and PCR riders                             112.66   159.68   189.05   353.27    32.66    99.68   169.05   353.27
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   104.35   134.95   148.18   273.66    24.35    74.95   128.18   273.66
    optional BPP and PCR riders                             109.99   151.79   176.08   328.41    29.99    91.79   156.08   328.41
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   108.76   148.13   170.05   316.72    28.76    88.13   150.05   316.72
    optional BPP and PCR riders                             114.40   164.82   197.45   369.17    34.40   104.82   177.45   369.17
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   106.71   142.02   159.92   296.92    26.71    82.02   139.92   296.92
    optional BPP and PCR riders                             112.35   158.77   187.56   350.43    32.35    98.77   167.56   350.43
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   105.99   139.87   156.36   289.90    25.99    79.87   136.36   289.90
    optional BPP and PCR riders                             111.63   156.65   184.08   343.78    31.63    96.65   164.08   343.78


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ...

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $105.28  $137.72  $152.79  $282.82  $ 25.28  $ 77.72  $132.79  $282.82
    optional GMIB - 6% rising floor rider                   109.89   151.48   175.58   327.44    29.89    91.48   155.58   327.44
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   104.15   134.34   147.15   271.61    24.15    74.34   127.15   271.61
    optional GMIB - 6% rising floor rider                   108.76   148.13   170.05   316.72    28.76    88.13   150.05   316.72
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   105.99   139.87   156.36   289.90    25.99    79.87   136.36   289.90
    optional GMIB - 6% rising floor rider                   110.61   153.61   179.08   334.20    30.61    93.61   159.08   334.20
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   105.58   138.64   154.32   285.86    25.58    78.64   134.32   285.86
    optional GMIB - 6% rising floor rider                   110.20   152.40   177.08   330.35    30.20    92.40   157.08   330.35
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   105.38   138.03   153.30   283.84    25.38    78.03   133.30   283.84
    optional GMIB - 6% rising floor rider                   109.99   151.79   176.08   328.41    29.99    91.79   156.08   328.41
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                   105.17   137.41   152.28   281.81    25.17    77.41   132.28   281.81
    optional GMIB - 6% rising floor rider                   109.79   151.18   175.08   326.47    29.79    91.18   155.08   326.47
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   112.25   158.47   187.06   349.49    32.25    98.47   167.06   349.49
    optional GMIB - 6% rising floor rider                   116.86   172.04   209.20   391.17    36.86   112.04   189.20   391.17
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                   102.20   128.47   137.35   251.95    22.20    68.47   117.35   251.95
    optional GMIB - 6% rising floor rider                   106.81   142.32   160.43   297.92    26.81    82.32   140.43   297.92
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   111.94   157.56   185.57   346.64    31.94    97.56   165.57   346.64
    optional GMIB - 6% rising floor rider                   116.55   171.14   207.74   388.45    36.55   111.14   187.74   388.45
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74
    optional GMIB - 6% rising floor rider                   116.35   170.54   206.76   386.63    36.35   110.54   186.76   386.63
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   108.35   146.91   168.03   312.79    28.35    86.91   148.03   312.79
    optional GMIB - 6% rising floor rider                   112.96   160.59   190.53   356.09    32.96   100.59   170.53   356.09
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   106.51   141.40   158.91   294.92    26.51    81.40   138.91   294.92
    optional GMIB - 6% rising floor rider                   111.12   155.13   181.58   339.01    31.12    95.13   161.58   339.01
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   110.30   152.70   177.58   331.31    30.30    92.70   157.58   331.31
    optional GMIB - 6% rising floor rider                   114.91   166.32   199.91   373.80    34.91   106.32   179.91   373.80
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   110.71   153.92   179.58   335.17    30.71    93.92   159.58   335.17
    optional GMIB - 6% rising floor rider                   115.32   167.53   201.87   377.48    35.32   107.53   181.87   377.48


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $107.33  $143.85  $162.97  $302.90  $ 27.33  $ 83.85  $142.97  $302.90
    optional GMIB - 6% rising floor rider                   111.94   157.56   185.57   346.64    31.94    97.56   165.57   346.64
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   106.71   142.02   159.92   296.92    26.71    82.02   139.92   296.92
    optional GMIB - 6% rising floor rider                   111.32   155.74   182.58   340.92    31.32    95.74   162.58   340.92
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   106.61   141.71   159.42   295.92    26.61    81.71   139.42   295.92
    optional GMIB - 6% rising floor rider                   111.22   155.43   182.08   339.96    31.22    95.43   162.08   339.96
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   106.71   142.02   159.92   296.92    26.71    82.02   139.92   296.92
    optional GMIB - 6% rising floor rider                   111.32   155.74   182.58   340.92    31.32    95.74   162.58   340.92
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   109.17   149.35   172.06   320.63    29.17    89.35   152.06   320.63
    optional GMIB - 6% rising floor rider                   113.78   163.00   194.49   363.59    33.78   103.00   174.49   363.59
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   105.69   138.95   154.83   286.87    25.69    78.95   134.83   286.87
    optional GMIB - 6% rising floor rider                   110.30   152.70   177.58   331.31    30.30    92.70   157.58   331.31
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   107.43   144.16   163.48   303.89    27.43    84.16   143.48   303.89
    optional GMIB - 6% rising floor rider                   112.04   157.86   186.07   347.59    32.04    97.86   166.07   347.59
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   107.53   144.46   163.98   304.89    27.53    84.46   143.98   304.89
    optional GMIB - 6% rising floor rider                   112.14   158.16   186.56   348.54    32.14    98.16   166.56   348.54
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   107.74   145.08   165.00   306.87    27.74    85.08   145.00   306.87
    optional GMIB - 6% rising floor rider                   112.35   158.77   187.56   350.43    32.35    98.77   167.56   350.43
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   108.86   148.44   170.55   317.70    28.86    88.44   150.55   317.70
    optional GMIB - 6% rising floor rider                   113.48   162.10   193.01   360.79    33.48   102.10   173.01   360.79
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   109.07   149.05   171.56   319.66    29.07    89.05   151.56   319.66
    optional GMIB - 6% rising floor rider                   113.68   162.70   193.99   362.66    33.68   102.70   173.99   362.66
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   110.50   153.31   178.58   333.24    30.50    93.31   158.58   333.24
    optional GMIB - 6% rising floor rider                   115.12   166.93   200.89   375.64    35.12   106.93   180.89   375.64
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   108.76   148.13   170.05   316.72    28.76    88.13   150.05   316.72
    optional GMIB - 6% rising floor rider                   113.37   161.80   192.51   359.85    33.37   101.80   172.51   359.85
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   109.17   149.35   172.06   320.63    29.17    89.35   152.06   320.63
    optional GMIB - 6% rising floor rider                   113.78   163.00   194.49   363.59    33.78   103.00   174.49   363.59


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $106.40  $141.10  $158.40  $293.92  $ 26.40  $ 81.10  $138.40  $293.92
    optional GMIB - 6% rising floor rider                   111.02   154.83   181.08   338.05    31.02    94.83   161.08   338.05
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   106.81   142.32   160.43   297.92    26.81    82.32   140.43   297.92
    optional GMIB - 6% rising floor rider                   111.43   156.04   183.08   341.88    31.43    96.04   163.08   341.88
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   107.94   145.69   166.01   308.85    27.94    85.69   146.01   308.85
    optional GMIB - 6% rising floor rider                   112.55   159.38   188.55   352.32    32.55    99.38   168.55   352.32
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   110.30   152.70   177.58   331.31    30.30    92.70   157.58   331.31
    optional GMIB - 6% rising floor rider                   114.91   166.32   199.91   373.80    34.91   106.32   179.91   373.80
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   107.53   144.46   163.98   304.89    27.53    84.46   143.98   304.89
    optional GMIB - 6% rising floor rider                   112.14   158.16   186.56   348.54    32.14    98.16   166.56   348.54
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   104.87   136.49   150.74   278.76    24.87    76.49   130.74   278.76
    optional GMIB - 6% rising floor rider                   109.48   150.26   173.57   323.56    29.48    90.26   153.57   323.56
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
    optional GMIB - 6% rising floor rider                   113.89   163.31   194.98   364.52    33.89   103.31   174.98   364.52
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional GMIB - 6% rising floor rider                   111.84   157.25   185.07   345.69    31.84    97.25   165.07   345.69
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   106.51   141.40   158.91   294.92    26.51    81.40   138.91   294.92
    optional GMIB - 6% rising floor rider                   111.12   155.13   181.58   339.01    31.12    95.13   161.58   339.01


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $103.23  $131.56  $142.52  $262.34  $ 23.23  $ 71.56  $122.52  $262.34
    optional GMIB - 6% rising floor and BPP riders          111.94   157.56   185.57   346.64    31.94    97.56   165.57   346.64
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   102.10   128.16   136.84   250.90    22.10    68.16   116.84   250.90
    optional GMIB - 6% rising floor and BPP riders          110.81   154.22   180.08   336.13    30.81    94.22   160.08   336.13
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   103.94   133.72   146.12   269.56    23.94    73.72   126.12   269.56
    optional GMIB - 6% rising floor and BPP riders          112.66   159.68   189.05   353.27    32.66    99.68   169.05   353.27
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   103.53   132.49   144.07   265.44    23.53    72.49   124.07   265.44
    optional GMIB - 6% rising floor and BPP riders          112.25   158.47   187.06   349.49    32.25    98.47   167.06   349.49
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   103.33   131.87   143.04   263.38    23.33    71.87   123.04   263.38
    optional GMIB - 6% rising floor and BPP riders          112.04   157.86   186.07   347.59    32.04    97.86   166.07   347.59
AXP(R) Variable Portfolio - New Dimensions Fund(R)
    base contract with no optional riders                   103.12   131.25   142.00   261.31    23.12    71.25   122.00   261.31
    optional GMIB - 6% rising floor and BPP riders          111.84   157.25   185.07   345.69    31.84    97.25   165.07   345.69
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   110.20   152.40   177.08   330.35    30.20    92.40   157.08   330.35
    optional GMIB - 6% rising floor and BPP riders          118.91   178.03   218.91   409.09    38.91   118.03   198.91   409.09
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                   100.15   122.28   126.95   230.85    20.15    62.28   106.95   230.85
    optional GMIB - 6% rising floor and BPP riders          108.86   148.44   170.55   317.70    28.86    88.44   150.55   317.70
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   109.89   151.48   175.58   327.44    29.89    91.48   155.58   327.44
    optional GMIB - 6% rising floor and BPP riders          118.60   177.13   217.46   406.43    38.60   117.13   197.46   406.43
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   109.68   150.87   174.57   325.50    29.68    90.87   154.57   325.50
    optional GMIB - 6% rising floor and BPP riders          118.40   176.53   216.49   404.65    38.40   116.53   196.49   404.65
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   106.30   140.79   157.89   292.91    26.30    80.79   137.89   292.91
    optional GMIB - 6% rising floor and BPP riders          115.01   166.62   200.40   374.72    35.01   106.62   180.40   374.72
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   104.46   135.26   148.69   274.68    24.46    75.26   128.69   274.68
    optional GMIB - 6% rising floor and BPP riders          113.17   161.19   191.52   357.97    33.17   101.19   171.52   357.97
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   108.25   146.60   167.52   311.81    28.25    86.60   147.52   311.81
    optional GMIB - 6% rising floor and BPP riders          116.96   172.34   209.69   392.07    36.96   112.34   189.69   392.07
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   108.66   147.82   169.54   315.74    28.66    87.82   149.54   315.74
    optional GMIB - 6% rising floor and BPP riders          117.37   173.54   211.64   395.68    37.37   113.54   191.64   395.68


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $105.28  $137.72  $152.79  $282.82  $ 25.28  $ 77.72  $132.79  $282.82
    optional GMIB - 6% rising floor and BPP riders          113.99   163.61   195.47   365.45    33.99   103.61   175.47   365.45
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   104.66   135.88   149.72   276.72    24.66    75.88   129.72   276.72
    optional GMIB - 6% rising floor and BPP riders          113.37   161.80   192.51   359.85    33.37   101.80   172.51   359.85
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   104.56   135.57   149.20   275.70    24.56    75.57   129.20   275.70
    optional GMIB - 6% rising floor and BPP riders          113.27   161.49   192.02   358.91    33.27   101.49   172.02   358.91
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   104.66   135.88   149.72   276.72    24.66    75.88   129.72   276.72
    optional GMIB - 6% rising floor and BPP riders          113.37   161.80   192.51   359.85    33.37   101.80   172.51   359.85
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   107.12   143.24   161.96   300.91    27.12    83.24   141.96   300.91
    optional GMIB - 6% rising floor and BPP riders          115.83   169.03   204.32   382.07    35.83   109.03   184.32   382.07
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   103.64   132.80   144.58   266.47    23.64    72.80   124.58   266.47
    optional GMIB - 6% rising floor and BPP riders          112.35   158.77   187.56   350.43    32.35    98.77   167.56   350.43
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   105.38   138.03   153.30   283.84    25.38    78.03   133.30   283.84
    optional GMIB - 6% rising floor and BPP riders          114.09   163.91   195.97   366.39    34.09   103.91   175.97   366.39
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   105.48   138.33   153.81   284.85    25.48    78.33   133.81   284.85
    optional GMIB - 6% rising floor and BPP riders          114.19   164.21   196.46   367.32    34.19   104.21   176.46   367.32
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   105.69   138.95   154.83   286.87    25.69    78.95   134.83   286.87
    optional GMIB - 6% rising floor and BPP riders          114.40   164.82   197.45   369.17    34.40   104.82   177.45   369.17
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   106.81   142.32   160.43   297.92    26.81    82.32   140.43   297.92
    optional GMIB - 6% rising floor and BPP riders          115.53   168.13   202.85   379.32    35.53   108.13   182.85   379.32
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   107.02   142.93   161.45   299.91    27.02    82.93   141.45   299.91
    optional GMIB - 6% rising floor and BPP riders          115.73   168.73   203.83   381.15    35.73   108.73   183.83   381.15
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   108.45   147.21   168.53   313.77    28.45    87.21   148.53   313.77
    optional GMIB - 6% rising floor and BPP riders          117.17   172.94   210.66   393.88    37.17   112.94   190.66   393.88
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   106.71   142.02   159.92   296.92    26.71    82.02   139.92   296.92
    optional GMIB - 6% rising floor and BPP riders          115.42   167.83   202.36   378.40    35.42   107.83   182.36   378.40
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   107.12   143.24   161.96   300.91    27.12    83.24   141.96   300.91
    optional GMIB - 6% rising floor and BPP riders          115.83   169.03   204.32   382.07    35.83   109.03   184.32   382.07


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $104.35  $134.95  $148.18  $273.66  $ 24.35  $ 74.95  $128.18  $273.66
    optional GMIB - 6% rising floor and BPP riders          113.07   160.89   191.03   357.03    33.07   100.89   171.03   357.03
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   104.76   136.18   150.23   277.74    24.76    76.18   130.23   277.74
    optional GMIB - 6% rising floor and BPP riders          113.48   162.10   193.01   360.79    33.48   102.10   173.01   360.79
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   105.89   139.56   155.85   288.89    25.89    79.56   135.85   288.89
    optional GMIB - 6% rising floor and BPP riders          114.60   165.42   198.43   371.03    34.60   105.42   178.43   371.03
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   108.25   146.60   167.52   311.81    28.25    86.60   147.52   311.81
    optional GMIB - 6% rising floor and BPP riders          116.96   172.34   209.69   392.07    36.96   112.34   189.69   392.07
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   105.48   138.33   153.81   284.85    25.48    78.33   133.81   284.85
    optional GMIB - 6% rising floor and BPP riders          114.19   164.21   196.46   367.32    34.19   104.21   176.46   367.32
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   102.82   130.33   140.46   258.20    22.82    70.33   120.46   258.20
    optional GMIB - 6% rising floor and BPP riders          111.53   156.34   183.58   342.83    31.53    96.34   163.58   342.83
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional GMIB - 6% rising floor and BPP riders          115.94   169.33   204.81   382.98    35.94   109.33   184.81   382.98
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   105.17   137.41   152.28   281.81    25.17    77.41   132.28   281.81
    optional GMIB - 6% rising floor and BPP riders          113.89   163.31   194.98   364.52    33.89   103.31   174.98   364.52
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   104.46   135.26   148.69   274.68    24.46    75.26   128.69   274.68
    optional GMIB - 6% rising floor and BPP riders          113.17   161.19   191.52   357.97    33.17   101.19   171.52   357.97


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders                  $102.20  $128.47  $137.35  $251.95  $ 22.20  $ 68.47  $117.35  $251.95
    optional BPP and PCR riders                             107.84   145.38   165.50   307.86    27.84    85.38   145.50   307.86
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                   101.07   125.07   131.64   240.40    21.07    65.07   111.64   240.40
    optional BPP and PCR riders                             106.71   142.02   159.92   296.92    26.71    82.02   139.92   296.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                   102.92   130.64   140.97   259.24    22.92    70.64   120.97   259.24
    optional BPP and PCR riders                             108.56   147.52   169.04   314.76    28.56    87.52   149.04   314.76
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                   102.51   129.40   138.91   255.08    22.51    69.40   118.91   255.08
    optional BPP and PCR riders                             108.15   146.30   167.02   310.82    28.15    86.30   147.02   310.82
AXP(R) Variable Portfolio - Growth Fund
    base contract with no optional riders                   102.30   128.78   137.87   252.99    22.30    68.78   117.87   252.99
    optional BPP and PCR riders                             107.94   145.69   166.01   308.85    27.94    85.69   146.01   308.85
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                   102.10   128.16   136.84   250.90    22.10    68.16   116.84   250.90
    optional BPP and PCR riders                             107.74   145.08   165.00   306.87    27.74    85.08   145.00   306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders                   109.17   149.35   172.06   320.63    29.17    89.35   152.06   320.63
    optional BPP and PCR riders                             114.81   166.02   199.41   372.88    34.81   106.02   179.41   372.88
AXP(R) Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders                    99.13   119.17   121.72   220.15    19.13    59.17   101.72   220.15
    optional BPP and PCR riders                             104.76   136.18   150.23   277.74    24.76    76.18   130.23   277.74
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders                   108.86   148.44   170.55   317.70    28.86    88.44   150.55   317.70
    optional BPP and PCR riders                             114.50   165.12   197.94   370.10    34.50   105.12   177.94   370.10
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders                   108.66   147.82   169.54   315.74    28.66    87.82   149.54   315.74
    optional BPP and PCR riders                             114.30   164.51   196.95   368.24    34.30   104.51   176.95   368.24
AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders                   105.28   137.72   152.79   282.82    25.28    77.72   132.79   282.82
    optional BPP and PCR riders                             110.91   154.52   180.58   337.09    30.91    94.52   160.58   337.09
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                   103.43   132.18   143.55   264.41    23.43    72.18   123.55   264.41
    optional BPP and PCR riders                             109.07   149.05   171.56   319.66    29.07    89.05   151.56   319.66
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional BPP and PCR riders                             112.86   160.28   190.04   355.15    32.86   100.28   170.04   355.15
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                   107.63   144.77   164.49   305.88    27.63    84.77   144.49   305.88
    optional BPP and PCR riders                             113.27   161.49   192.02   358.91    33.27   101.49   172.02   358.91


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       42

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders                  $104.25  $134.64  $147.66  $272.63  $ 24.25  $ 74.64  $127.66  $272.63
    optional BPP and PCR riders                             109.89   151.48   175.58   327.44    29.89    91.48   155.58   327.44
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
    base contract with no optional riders                   103.64   132.80   144.58   266.47    23.64    72.80   124.58   266.47
    optional BPP and PCR riders                             109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders                   103.53   132.49   144.07   265.44    23.53    72.49   124.07   265.44
    optional BPP and PCR riders                             109.17   149.35   172.06   320.63    29.17    89.35   152.06   320.63
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders                   103.64   132.80   144.58   266.47    23.64    72.80   124.58   266.47
    optional BPP and PCR riders                             109.27   149.65   172.56   321.61    29.27    89.65   152.56   321.61
Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders                   106.10   140.18   156.87   290.90    26.10    80.18   136.87   290.90
    optional BPP and PCR riders                             111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74
FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders                   102.61   129.71   139.42   256.12    22.61    69.71   119.42   256.12
    optional BPP and PCR riders                             108.25   146.60   167.52   311.81    28.25    86.60   147.52   311.81
FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders                   104.35   134.95   148.18   273.66    24.35    74.95   128.18   273.66
    optional BPP and PCR riders                             109.99   151.79   176.08   328.41    29.99    91.79   156.08   328.41
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders                   104.46   135.26   148.69   274.68    24.46    75.26   128.69   274.68
    optional BPP and PCR riders                             110.09   152.09   176.58   329.38    30.09    92.09   156.58   329.38
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders                   104.66   135.88   149.72   276.72    24.66    75.88   129.72   276.72
    optional BPP and PCR riders                             110.30   152.70   177.58   331.31    30.30    92.70   157.58   331.31
FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders                   105.79   139.26   155.34   287.88    25.79    79.26   135.34   287.88
    optional BPP and PCR riders                             111.43   156.04   183.08   341.88    31.43    96.04   163.08   341.88
MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders                   105.99   139.87   156.36   289.90    25.99    79.87   136.36   289.90
    optional BPP and PCR riders                             111.63   156.65   184.08   343.78    31.63    96.65   164.08   343.78
MFS(R) New Discovery Series - Service Class
    base contract with no optional riders                   107.43   144.16   163.48   303.89    27.43    84.16   143.48   303.89
    optional BPP and PCR riders                             113.07   160.89   191.03   357.03    33.07   100.89   171.03   357.03
MFS(R) Total Return Series - Service Class
    base contract with no optional riders                   105.69   138.95   154.83   286.87    25.69    78.95   134.83   286.87
    optional BPP and PCR riders                             111.32   155.74   182.58   340.92    31.32    95.74   162.58   340.92
MFS(R) Utilities Series - Service Class
    base contract with no optional riders                   106.10   140.18   156.87   290.90    26.10    80.18   136.87   290.90
    optional BPP and PCR riders                             111.73   156.95   184.57   344.74    31.73    96.95   164.57   344.74


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD          END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders                  $103.33  $131.87  $143.04  $263.38  $ 23.33  $ 71.87  $123.04  $263.38
    optional BPP and PCR riders                             108.97   148.74   171.05   318.68    28.97    88.74   151.05   318.68
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders                   103.74   133.10   145.10   267.50    23.74    73.10   125.10   267.50
    optional BPP and PCR riders                             109.38   149.96   173.07   322.58    29.38    89.96   153.07   322.58
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders                   104.87   136.49   150.74   278.76    24.87    76.49   130.74   278.76
    optional BPP and PCR riders                             110.50   153.31   178.58   333.24    30.50    93.31   158.58   333.24
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders                   107.22   143.55   162.46   301.91    27.22    83.55   142.46   301.91
    optional BPP and PCR riders                             112.86   160.28   190.04   355.15    32.86   100.28   170.04   355.15
Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders                   104.46   135.26   148.69   274.68    24.46    75.26   128.69   274.68
    optional BPP and PCR riders                             110.09   152.09   176.58   329.38    30.09    92.09   156.58   329.38
Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders                   101.79   127.24   135.28   247.76    21.79    67.24   115.28   247.76
    optional BPP and PCR riders                             107.43   144.16   163.48   303.89    27.43    84.16   143.48   303.89
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders                   106.20   140.48   157.38   291.91    26.20    80.48   137.38   291.91
    optional BPP and PCR riders                             111.84   157.25   185.07   345.69    31.84    97.25   165.07   345.69
Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders                   104.15   134.34   147.15   271.61    24.15    74.34   127.15   271.61
    optional BPP and PCR riders                             109.79   151.18   175.08   326.47    29.79    91.18   155.08   326.47
Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders                   103.43   132.18   143.55   264.41    23.43    72.18   123.55   264.41
    optional BPP and PCR riders                             109.07   149.05   171.56   319.66    29.07    89.05   151.56   319.66


* In these examples, the $40 contract administrative charge is approximated as a 0.066% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


YEAR ENDED DEC. 31,                                              2001     2000    1999     1998     1997     1996     1995
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                  $1.05   $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.11   $1.05    $1.01       --       --       --       --
Number of accumulation                                             99      82       --       --       --       --       --
Ratio of operating expense to average net assets                1.25%   1.25%    1.25%       --       --       --       --

SUBACCOUNT ESI(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                  $1.38   $1.33    $1.33    $1.33    $1.24    $1.17    $1.00
Accumulation unit value at end of period                        $1.47   $1.38    $1.33    $1.33    $1.33    $1.24    $1.17
Number of accumulation                                          8,923   9,498    8,127    5,689    2,544    1,377      414
Ratio of operating expense to average net assets                1.40%   1.40%    1.40%    1.40%    1.40%    1.50%    1.50%

SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                  $1.03   $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $1.09   $1.03       --       --       --       --       --
Number of accumulation                                          1,363     688       --       --       --       --       --
Ratio of operating expense to average net assets                1.60%   1.60%       --       --       --       --       --

SUBACCOUNT UCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.03   $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $1.06   $1.03       --       --       --       --       --
Number of accumulation                                            554      53       --       --       --       --       --
Ratio of operating expense to average net assets                1.00%   1.00%       --       --       --       --       --

SUBACCOUNT UCMG2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.00   $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $1.01   $1.00       --       --       --       --       --
Number of accumulation                                          2,828      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.10%   1.10%       --       --       --       --       --

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.05   $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.08   $1.05    $1.01       --       --       --       --
Number of accumulation                                          2,250      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.25%   1.25%    1.25%       --       --       --       --

SUBACCOUNT UCMG4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.03   $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $1.05   $1.03       --       --       --       --       --
Number of accumulation                                          3,857     618       --       --       --       --       --
Ratio of operating expense to average net assets                1.35%   1.35%       --       --       --       --       --

SUBACCOUNT EMS(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.24   $1.18    $1.15    $1.11    $1.07    $1.03    $1.00
Accumulation unit value at end of period                        $1.26   $1.24    $1.18    $1.15    $1.11    $1.07    $1.03
Number of accumulation                                          8,409   4,421      941      749      231      241      132
Ratio of operating expense to average net assets                1.40%   1.40%    1.40%    1.40%    1.40%    1.50%    1.50%

SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                  $1.03   $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $1.05   $1.03       --       --       --       --       --
Number of accumulation                                         11,399  11,511       --       --       --       --       --
Ratio of operating expense to average net assets                1.60%   1.60%       --       --       --       --       --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                  $1.00   $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.01   $1.00    $1.02       --       --       --       --
Number of accumulation                                            342     244       --       --       --       --       --
Ratio of operating expense to average net assets                1.25%   1.25%    1.25%       --       --       --       --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000   1999     1998     1997     1996    1995
SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                       $1.08    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.09    $1.08     --       --       --       --      --
Number of accumulation                                                 115        7     --       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%     --       --       --       --      --

SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                       $1.07    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.08    $1.07     --       --       --       --      --
Number of accumulation                                                 367       52     --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%     --       --       --       --      --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                       $1.08    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.08    $1.08     --       --       --       --      --
Number of accumulation                                                  34        3     --       --       --       --      --
Ratio of operating expense to average net assets                      1.65%   1.65%     --       --       --       --      --

SUBACCOUNT UFIF1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.06    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.11    $1.06     --       --       --       --      --
Number of accumulation                                                  30       --     --       --       --       --      --
Ratio of operating expense to average net assets                      1.00%   1.00%     --       --       --       --      --

SUBACCOUNT UFIF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.05    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.10    $1.05     --       --       --       --      --
Number of accumulation                                               2,495       25     --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%     --       --       --       --      --

SUBACCOUNT UFIF3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.06    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.11    $1.06     --       --       --       --      --
Number of accumulation                                                 799       15     --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%     --       --       --       --      --

SUBACCOUNT UFIF4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.06    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.11    $1.06     --       --       --       --      --
Number of accumulation                                               1,321       34     --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%     --       --       --       --      --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.06    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.11    $1.06     --       --       --       --      --
Number of accumulation                                                 117       39     --       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%     --       --       --       --      --

SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.06    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.11    $1.06     --       --       --       --      --
Number of accumulation                                                 424       24     --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%     --       --       --       --      --

SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                       $1.05    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $1.10    $1.05     --       --       --       --      --
Number of accumulation                                                 592      331     --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%     --       --       --       --      --

SUBACCOUNT EVG(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                       $0.74    $1.00     --       --       --       --      --
Accumulation unit value at end of period                             $0.50    $0.74     --       --       --       --      --
Number of accumulation                                                 228      200     --       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%     --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT SGRO1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                       $0.77    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.52    $0.77      --       --       --       --      --
Number of accumulation                                                 546      554      --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%      --       --       --       --      --

SUBACCOUNT UNDM1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.76    $0.92      --       --       --       --      --
Number of accumulation                                                  20       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UNDM2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.76    $0.92      --       --       --       --      --
Number of accumulation                                                  81       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $1.03    $1.15   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.85    $1.03   $1.15       --       --       --      --
Number of accumulation                                               3,478    1,937      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%   1.25%       --       --       --      --

SUBACCOUNT UNDM4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.75    $0.92      --       --       --       --      --
Number of accumulation                                                 193       32      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $1.54    $1.72   $1.32    $1.05    $1.00       --      --
Accumulation unit value at end of period                             $1.27    $1.54   $1.72    $1.32    $1.05       --      --
Number of accumulation                                               4,237    3,717   2,141    1,108       69       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%    1.40%    1.40%       --      --

SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $0.90    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.74    $0.90      --       --       --       --      --
Number of accumulation                                               2,896    2,468      --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%      --       --       --       --      --

SUBACCOUNT WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                       $0.86    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.70    $0.86      --       --       --       --      --
Number of accumulation                                                 701      483      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%      --       --       --       --      --

SUBACCOUNT USPF1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.80    $0.92      --       --       --       --      --
Number of accumulation                                                 112        7      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT USPF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.80    $0.92      --       --       --       --      --
Number of accumulation                                               1,567        2      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT USPF3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.80    $0.92      --       --       --       --      --
Number of accumulation                                                 817       34      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT USPF4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.80    $0.92      --       --       --       --      --
Number of accumulation                                               1,756      110      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT UGIP1(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.97    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.97    $0.97      --       --       --       --      --
Number of accumulation                                                 640       31      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UGIP2(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.97    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.96    $0.97      --       --       --       --      --
Number of accumulation                                               3,601       65      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT UGIP3(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.97    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.96    $0.97      --       --       --       --      --
Number of accumulation                                               2,152      213      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UGIP4(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.97    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.96    $0.97      --       --       --       --      --
Number of accumulation                                               4,722      292      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT UPRG1(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.80    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.65    $0.80      --       --       --       --      --
Number of accumulation                                                 741       47      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UPRG2(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.80    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.65    $0.80      --       --       --       --      --
Number of accumulation                                               3,531      438      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT UPRG3(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.80    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.65    $0.80      --       --       --       --      --
Number of accumulation                                               1,944      426      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UPRG4(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.80    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.65    $0.80      --       --       --       --      --
Number of accumulation                                               5,808      700      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT EPP(9) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.96    $1.17   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.79    $0.96   $1.17       --       --       --      --
Number of accumulation                                               2,574    3,368      56       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%       --       --       --      --

SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.86    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.70    $0.86      --       --       --       --      --
Number of accumulation                                               7,466    9,298      --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%      --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT UTEC1(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.69    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.51    $0.69      --       --       --       --      --
Number of accumulation                                                 364       44      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UTEC2(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.69    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.51    $0.69      --       --       --       --      --
Number of accumulation                                               1,387      216      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT UTEC3(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.69    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.51    $0.69      --       --       --       --      --
Number of accumulation                                                 793      277      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UTEC4(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.69    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.51    $0.69      --       --       --       --      --
Number of accumulation                                               2,237      456      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT ETC(9) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $1.08    $1.40   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.79    $1.08   $1.40       --       --       --      --
Number of accumulation                                               1,958    2,278     105       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%       --       --       --      --

SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.70    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.51    $0.70      --       --       --       --      --
Number of accumulation                                               6,380    9,543      --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%      --       --       --       --      --

SUBACCOUNT WMDC6(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                       $1.00       --      --       --       --       --      --
Accumulation unit value at end of period                             $1.06       --      --       --       --       --      --
Number of accumulation                                                 522       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%       --      --       --       --       --      --

SUBACCOUNT WMDC5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                       $1.00       --      --       --       --       --      --
Accumulation unit value at end of period                             $1.06       --      --       --       --       --      --
Number of accumulation                                                  94       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.40%       --      --       --       --       --      --

SUBACCOUNT WMDC2(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                       $1.00       --      --       --       --       --      --
Accumulation unit value at end of period                             $1.06       --      --       --       --       --      --
Number of accumulation                                                   8       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%       --      --       --       --       --      --

SUBACCOUNT WRES6(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.34    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.42    $1.34      --       --       --       --      --
Number of accumulation                                                 488      144      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT ERE(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.25    $0.97   $1.00       --       --       --      --
Accumulation unit value at end of period                             $1.33    $1.25   $0.97       --       --       --      --
Number of accumulation                                                 325      202       1       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       49

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT SRES1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.32    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.40    $1.32      --       --       --       --      --
Number of accumulation                                                 685      269      --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%      --       --       --       --      --

SUBACCOUNT WRES2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.18    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.25    $1.18      --       --       --       --      --
Number of accumulation                                                  11        2      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%      --       --       --       --      --

SUBACCOUNT USMC1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                       $0.90    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.75    $0.90      --       --       --       --      --
Number of accumulation                                                 312       52      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT USMC2(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                       $0.90    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.75    $0.90      --       --       --       --      --
Number of accumulation                                               2,165      202      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.21    $1.43   $1.00       --       --       --      --
Accumulation unit value at end of period                             $1.01    $1.21   $1.43       --       --       --      --
Number of accumulation                                               2,844      855      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%   1.25%       --       --       --      --

SUBACCOUNT USMC4(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                       $0.90    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.75    $0.90      --       --       --       --      --
Number of accumulation                                               4,683      349      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT WSMC5(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                       $0.61    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.51    $0.61      --       --       --       --      --
Number of accumulation                                                 723      260      --       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%      --       --       --       --      --

SUBACCOUNT WSMC2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                       $0.60    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.50    $0.60      --       --       --       --      --
Number of accumulation                                                 348      258      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%      --       --       --       --      --

SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.29    $1.04   $1.00       --       --       --      --
Accumulation unit value at end of period                             $1.45    $1.29   $1.04       --       --       --      --
Number of accumulation                                                   2       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%   1.25%       --       --       --      --

SUBACCOUNT UMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.09    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.16    $1.09      --       --       --       --      --
Number of accumulation                                                  61       21      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.09    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.16    $1.09      --       --       --       --      --
Number of accumulation                                               1,321        7      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.16    $1.03   $1.00       --       --       --      --
Accumulation unit value at end of period                             $1.22    $1.16   $1.03       --       --       --      --
Number of accumulation                                                 252       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%   1.25%       --       --       --      --

SUBACCOUNT UMSS4(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.09    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.15    $1.09      --       --       --       --      --
Number of accumulation                                               1,374       15      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT EMU(9) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.17    $1.05   $1.00       --       --       --      --
Accumulation unit value at end of period                             $1.23    $1.17   $1.05       --       --       --      --
Number of accumulation                                                 546      170      31       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%       --       --       --      --

SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.19    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.25    $1.19      --       --       --       --      --
Number of accumulation                                                 473       79      --       --       --       --      --
Ratio of operating expense to average net assets                     1.60%    1.60%      --       --       --       --      --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.11    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.17    $1.11      --       --       --       --      --
Number of accumulation                                                  41        3      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%      --       --       --       --      --

SUBACCOUNT UINT1(4),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.02    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.85    $1.02      --       --       --       --      --
Number of accumulation                                                 324       22      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UINT2(4),(5),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.02    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.85    $1.02      --       --       --       --      --
Number of accumulation                                                 887       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT UINT3(4),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.02    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.84    $1.02      --       --       --       --      --
Number of accumulation                                                 514       52      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UINT4(4),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.02    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.84    $1.02      --       --       --       --      --
Number of accumulation                                               1,576       53      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT UGRS1(4) (INVESTING IN SHARES OF MFS(R)INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $0.95    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.71    $0.95      --       --       --       --      --
Number of accumulation                                                 326        3      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT UGRS2(4) (INVESTING IN SHARES OF MFS(R)INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $0.95    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.70    $0.95      --       --       --       --      --
Number of accumulation                                               2,288       71      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT UGRS3(4) (INVESTING IN SHARES OF MFS(R)INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $0.95    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.70    $0.95      --       --       --       --      --
Number of accumulation                                                 662       75      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UGRS4(4) (INVESTING IN SHARES OF MFS(R)INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $0.95    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.70    $0.95      --       --       --       --      --
Number of accumulation                                               1,928      187      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT UNDS1(4) (INVESTING IN SHARES OF MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.01    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.95    $1.01      --       --       --       --      --
Number of accumulation                                                 115       27      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UNDS2(4) (INVESTING IN SHARES OF MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.01    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.95    $1.01      --       --       --       --      --
Number of accumulation                                                 317        7      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT PSND1(4) (INVESTING IN SHARES OF MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $0.93    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.87    $0.93      --       --       --       --      --
Number of accumulation                                                 293       35      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UNDS4(4) (INVESTING IN SHARES OF MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.01    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.94    $1.01      --       --       --       --      --
Number of accumulation                                                 454       76      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT UTRS1(4) (INVESTING IN SHARES OF MFS(R)TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.12    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.10    $1.12      --       --       --       --      --
Number of accumulation                                                 792       45      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UTRS2(4) (INVESTING IN SHARES OF MFS(R)TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.12    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.10    $1.12      --       --       --       --      --
Number of accumulation                                               3,440       86      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT PSTR1(4) (INVESTING IN SHARES OF MFS(R)TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.06    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.05    $1.06      --       --       --       --      --
Number of accumulation                                               1,861       23      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UTRS4(4) (INVESTING IN SHARES OF MFS(R)TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.11    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $1.10    $1.11      --       --       --       --      --
Number of accumulation                                               3,493      141      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT PSUT1(12) (INVESTING IN SHARES OF MFS(R)UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                       $1.01    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.75    $1.01      --       --       --       --      --
Number of accumulation                                                 126        7      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UGIN1(4),(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.07    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.99    $1.07      --       --       --       --      --
Number of accumulation                                                 287       --      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UGIN2(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.07    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.99    $1.07      --       --       --       --      --
Number of accumulation                                               1,166       31      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --

SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.03    $0.97   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.95    $1.03   $0.97       --       --       --      --
Number of accumulation                                                 963      146      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%   1.25%       --       --       --      --

SUBACCOUNT UGIN4(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.07    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.98    $1.07      --       --       --       --      --
Number of accumulation                                               1,109       17      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT EPG(13) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.26    $1.18   $1.18    $1.00       --       --      --
Accumulation unit value at end of period                             $1.16    $1.26   $1.18    $1.18       --       --      --
Number of accumulation                                               6,280    6,616   4,302      239       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%    1.40%       --       --      --

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.15    $1.29   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.90    $1.15   $1.29       --       --       --      --
Number of accumulation                                               4,731    2,474      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%   1.25%       --       --       --      --

SUBACCOUNT EPL(9) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.19    $1.33   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.93    $1.19   $1.33       --       --       --      --
Number of accumulation                                               1,775    2,192     347       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%       --       --       --      --

SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $0.75    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.59    $0.75      --       --       --       --      --
Number of accumulation                                                 730      499      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%      --       --       --       --      --

SUBACCOUNT UVIS1(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.60    $0.92      --       --       --       --      --
Number of accumulation                                                 265       35      --       --       --       --      --
Ratio of operating expense to average net assets                     1.00%    1.00%      --       --       --       --      --

SUBACCOUNT UVIS2(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.60    $0.92      --       --       --       --      --
Number of accumulation                                               2,325      216      --       --       --       --      --
Ratio of operating expense to average net assets                     1.10%    1.10%      --       --       --       --      --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                   2001     2000    1999     1998     1997     1996    1995
SUBACCOUNT UVIS3(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.60    $0.92      --       --       --       --      --
Number of accumulation                                               1,024      152      --       --       --       --      --
Ratio of operating expense to average net assets                     1.25%    1.25%      --       --       --       --      --

SUBACCOUNT UVIS4(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $0.92    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.60    $0.92      --       --       --       --      --
Number of accumulation                                               7,086      487      --       --       --       --      --
Ratio of operating expense to average net assets                     1.35%    1.35%      --       --       --       --      --

SUBACCOUNT EPT(14) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.40    $1.48   $1.00       --       --       --      --
Accumulation unit value at end of period                             $0.92    $1.40   $1.48       --       --       --      --
Number of accumulation                                                 782      403       1       --       --       --      --
Ratio of operating expense to average net assets                     1.40%    1.40%   1.40%       --       --       --      --

SUBACCOUNT WVIS2(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $0.73    $1.00      --       --       --       --      --
Accumulation unit value at end of period                             $0.48    $0.73      --       --       --       --      --
Number of accumulation                                                 668      384      --       --       --       --      --
Ratio of operating expense to average net assets                     1.65%    1.65%      --       --       --       --      --


 (1)  Operations commenced on Nov. 9, 1999.
 (2)  Operations commenced on Feb. 21, 1995.
 (3)  Operations commenced on Feb. 11, 2000.
 (4)  Operations commenced on May 30, 2000.
 (5)  The subaccount had no contract activity as of Dec. 31, 2000.
 (6)  Operations commenced on March 3, 2000.
 (7)  Operations commenced on May 2, 2000.
 (8)  Operations commenced on Oct. 29, 1997.
 (9)  Operations commenced on Sept 22, 1999.
(10)  Operations commenced on May 1, 2001.
(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(12)  Operations commenced on Oct. 23, 2000.
(13)  Operations commenced on Oct. 5, 1998.
(14)  Operations commenced on Aug. 26, 1999.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,

-    MAV death benefit fee,


-    EDB fee,

-    GMIB - MAV fee,

-    GMIB - 6% Rising Floor fee,


-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
UBND1    ESI          AXP(R) Variable          Objective: high level of current income   IDS Life Insurance Company
UBND2    UBND6        Portfolio - Bond Fund    while conserving the value of the         (IDS Life), investment
PBND1    SBND1                                 investment and continuing a high level    manager; American Express
UBND5    UBND7                                 of income for the longest time period.    Financial Corporation (AEFC),
UBND4    UBND8                                 Invests primarily in bonds and other      investment adviser.
                                               debt obligations.

UCMG1    EMS          AXP(R) Variable          Objective: maximum current income         IDS Life, investment manager;
UCMG2    UCMG6        Portfolio - Cash         consistent with liquidity and stability   AEFC, investment adviser.
PCMG1    SCMG1        Management Fund          of principal. Invests primarily in
UCMG5    UCMG7                                 money market securities.
UCMG4    UCMG8

UDEI1    WDEI5        AXP(R) Variable          Objective: high level of current income   IDS Life, investment manager;
UDEI2    UDEI6        Portfolio -              and, as a secondary goal, steady growth   AEFC, investment adviser.
PDEI1    SDEI1        Diversified Equity       of capital. Invests primarily in
UDEI5    WDEI2        Income Fund              dividend-paying common and preferred
UDEI4    UDEI8                                 stocks.

UFIF1    WFDI5        AXP(R) Variable          Objective: a high level of current        IDS Life, investment manager;
UFIF2    UFIF6        Portfolio - Federal      income and safety of principal            AEFC, investment adviser.
UFIF3    SFDI1        Income Fund              consistent with an investment in U.S.
UFIF5    WFDI2                                 government and government agency
UFIF4    UFIF8                                 securities. Invests primarily in debt
                                               obligations issued or guaranteed as to
                                               principal and interest by the U.S.
                                               government, its agencies or
                                               instrumentalities.

UGRO1    EVG          AXP(R) Variable          Objective: long-term capital growth.      IDS Life, investment manager;
UGRO2    UGRO6        Portfolio - Growth Fund  Invests primarily in common stocks and    AEFC, investment adviser.
UGRO3    SGRO1                                 securities convertible into common
UGRO5    UGRO7                                 stocks that appear to offer growth
UGRO4    UGRO8                                 opportunities.

UNDM1    EGD          AXP(R) Variable          Objective: long-term growth of capital.   IDS Life, investment manager;
UNDM2    UNDM6        Portfolio - NEW          Invests primarily in common stocks        AEFC, investment adviser.
PNDM1    SNDM1        DIMENSIONS FUND(R)       showing potential for significant
UNDM5    WNDM2                                 growth.
UNDM4    UNDM8

USVA1    WSVA5        AXP(R) Variable          Objective: long-term capital              IDS Life, investment manager;
USVA2    USVA6        Portfolio - Partners     appreciation. Non-diversified fund that    AEFC, investment adviser;
WSVA6    WSVA8        Small Cap  Value Fund    invests primarily in equity securities.   Royce & Associates, LLC.,
USVA5    WSVA2                                                                           Third Avenue Management LLC
USVA4    USVA8                                                                           and National City Investment
                                                                                         Company, subadvisers.

USPF1    WSPF5        AXP(R) Variable          Objective: long-term capital              IDS Life, investment manager;
USPF2    USPF6        Portfolio - S&P 500      appreciation. Non-diversified fund that   AEFC, investment adviser.
USPF3    WSPF8        Index Fund               invests primarily in securities that
USPF5    USPF7                                 are expected to provide investment
USPF4    USPF8                                 results that correspond to the
                                               performance of the S&P 500(R) Index.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
UABA1    WABA5        AIM V.I. Basic Value     Objective: long-term growth of capital.   A I M Advisors, Inc.
UABA2    UABA6        Fund, Series II Shares   Invests at least 65% of its total
UABA3    WABA8                                 assets in equity securities of U.S.
UABA5    UABA7                                 issuers that have market
UABA4    UABA8                                 capitalizations of greater than  $500
                                               million and are believed to be
                                               undervalued in relation to long-term
                                               earning power or other factors.

UAAD1    WAAD5        AIM V.I. Capital         Objective: long-term growth of capital.   A I M Advisors, Inc.
UAAD2    UAAD6        Development Fund,        Invests primarily in securities
UAAD3    WAAD8        Series II Shares         (including common stocks, convertible
UAAD5    UAAD7                                 securities and bonds) of small- and
UAAD4    UAAD8                                 medium-sized companies.

UAVA1    WAVA5        AIM V.I. Premier         Objective: long-term growth of capital    A I M Advisors, Inc.
UAVA2    UAVA6        Equity Fund, Series II   with income as a secondary objective.
UAVA3    WAVA8        Shares                   Invests normally at least 80% of its
UAVA5    UAVA7                                 net assets, plus the amount of any
UAVA4    UAVA8                                 borrowings for investment purposes, in
                                               equity securities including convertible
                                               securities. The fund also may invest in
                                               preferred stocks and debt instruments
                                               that have prospects for growth of
                                               capital.

UGIP1    WGIP5        Alliance VP Growth and   Objective: reasonable current income      Alliance Capital Management, L.P.
UGIP2    UGIP6        Income Portfolio         and reasonable appreciation. Invests
UGIP3    WGIP8        (Class B)                primarily in dividend-paying common
UGIP5    UGIP7                                 stocks of good quality.
UGIP4    UGIP8

UPRG1    EPP          Alliance VP Premier      Objective: long-term growth of capital    Alliance Capital Management, L.P.
UPRG2    UPRG6        Growth Portfolio         by pursuing aggressive investment
UPRG3    SPGR1        (Class B)                policies. Invests primarily in equity
UPRG5    UPRG7                                 securities of a limited number of
UPRG4    UPRG8                                 large, carefully selected, high-quality
                                               U.S. companies that are judged likely
                                               to achieve superior  earnings growth.

UTEC1    ETC          Alliance VP Technology   Objective: growth of capital. Current     Alliance Capital Management, L.P.
UTEC2    UTEC6        Portfolio (Class B)      income is only an incidental
UTEC3    STEC1                                 consideration. Invests primarily in
UTEC5    UTEC7                                 securities of companies expected to
UTEC4    UTEC8                                 benefit from technological advances and
                                               improvements.

UAGR1    WAGR5        Alliance VP Total        Objective: achieve a high return          Alliance Capital Management, L.P.
UAGR2    UAGR6        Return Portfolio         through a combination of current income
UAGR3    WAGR8        (Class B)                and capital appreciation. Invests
UAGR5    UAGR7                                 primarily in U.S. government and agency
UAGR4    UAGR8                                 obligations, bonds, fixed-income senior
                                               securities (including short-and
                                               long-term debt securities and preferred
                                               stocks to the extent their value is
                                               attributable to their fixed-income
                                               characteristics), and common stocks.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
UFCO1    WFCO5        Fidelity(R) VIP          Strategy: long-term capital               Fidelity Management &
UFCO2    UFCO6        Contrafund(R)            appreciation. Invests primarily in        Research Company (FMR),
UFCO3    WFCO8        Portfolio Service        common stocks of foreign and domestic     investment manager; FMR U.K.
UFCO5    UFCO7        Class 2                  companies whose value is not fully        and  FMR Far East,
UFCO4    UFCO8                                 recognized by the public.                 sub-investment advisers.

UFGR1    WFGR5        Fidelity(R) VIP Growth   Strategy: capital appreciation. Invests   FMR, investment manager;  FMR
UFGR2    UFGR6        Portfolio Service        primarily in common stocks of the         U.K., FMR Far East,
UFGR3    WFGR8        Class 2                  companies that the manager believes       sub-investment advisers.
UFGR5    UFGR7                                 have above-average growth potential.
UFGR4    UFGR8

UFMC1    WMDC5        Fidelity(R) VIP Mid      Strategy: long-term growth of capital.    FMR, investment manager;  FMR
UFMC2    UFMC6        Cap Portfolio Service    Normally invests at least 80% of assets   U.K., FMR Far East,
WMDC6    WMDC8        Class 2                  in securities of companies with medium    sub-investment advisers.
UFMC5    WMDC2                                 market capitalization common stocks.
UFMC4    UFMC8

UFOV1    WFOV5        Fidelity(R) VIP          Strategy: long-term growth of capital.    FMR, investment manager;  FMR
UFOV2    UFOV6        Overseas Portfolio       Invests primarily in common stocks of     U.K., FMR Far East,
UFOV3    WFOV8        Service Class 2          foreign securities. Normally invests at   sub-investment advisers,
UFOV5    UFOV7                                 least 80% of assets in non-U.S.           Fidelity International
UFOV4    UFOV8                                 securities.                               Investment Advisors (FIIA)
                                                                                         and FIIA U.K.,
                                                                                         sub-investment advisers.

URES1    ERE          FTVIPT Franklin  Real    Objective: capital appreciation with a    Franklin Advisers, Inc.
URES2    URES6        Estate Fund - Class 2    secondary goal to earn current income.
WRES6    SRES1                                 Invests at least 80% of its net assets
URES5    WRES2                                 in investments of companies operating
URES4    URES8                                 in the real estate industry. The Fund
                                               invests primarily in equity real estate
                                               investment trusts (REITs).

USMC1    WSMC5        FTVIPT Franklin  Small   Objective: long-term capital growth.      Franklin Advisers, Inc.
USMC2    USMC6        Cap Fund - Class 2       Invests at least 80% of its net assets
PSMC1    WSMC8                                 in investments of U.S. small
USMC5    WSMC2                                 capitalization (small cap) companies
USMC4    USMC8                                 with market cap values not exceeding
                                               (i) $1.5 billion, or  (ii) the highest
                                               market cap value in the Russell(R) 2000
                                               Index, whichever is greater, at the
                                               time of purchase. The manager may
                                               continue to hold an investment for
                                               further growth opportunities even if
                                               the company is no longer small cap.

UVAS1    WVAS5        FTVIPT Franklin  Small   Objective: long-term total return.        Franklin Advisory Services, LLC
UVAS2    UVAS6        Cap Value  Securities    Invests at least 80% of its net assets
PVAS1    WVAS8        Fund - Class 2           in investments of small capitalization
UVAS5    WVAS2                                 companies. For this Fund, small
UVAS4    UVAS8                                 capitalization companies are those that
                                               have a market cap not exceeding $2.5
                                               billion, at the time of purchase.
                                               Invests primarily in equity securities
                                               of companies the manager believes are
                                               selling substantially below the
                                               underlying value of their assets or
                                               their private market value.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
UMSS1    EMU          FTVIPT Mutual Shares     Objective: capital appreciation with      Franklin Mutual Advisers, LLC
UMSS2    UMSS6        Securities Fund -        income as a secondary goal. Invests
PMSS1    SMSS1        Class 2                  primarily in equity securities of
UMSS5    WMSS2                                 companies that the manager believes are
UMSS4    UMSS8                                 available at market prices less than
                                               their value based on certain recognized
                                               or objective criteria (intrinsic value).

UINT1    WINT5        FTVIPT Templeton         Objective: long-term capital growth.      Templeton Investment Counsel, LLC
UINT2    UINT6        Foreign Securities       Invests at least 80% of its net assets
UINT3    WINT8        Fund - Class 2           in foreign securities, including those
UINT5    UINT7                                 in emerging markets.
UINT4    UINT8

UGRS1    WGRS5        MFS(R) Investors         Objective: long-term growth of capital    MFS Investment Management(R)
UGRS2    UGRS6        Growth Stock Series -    and future income. Invests at least 80%
UGRS3    WGRS8        Service Class            of its total assets in common stocks
UGRS5    UGRS7                                 and related securities of companies
UGRS4    UGRS8                                 which MFS(R) believes offer better than
                                               average prospects for long-term growth.

UNDS1    WSND5        MFS(R) New Discovery     Objective: capital appreciation.          MFS Investment Management(R)
UNDS2    UNDS6        Series - Service Class   Invests primarily in equity securities
PSND1    WSND8                                 of emerging growth companies.
UNDS5    UNDS7
UNDS4    UNDS8

UTRS1    WSTR5        MFS(R) Total Return      Objective: above-average income           MFS Investment Management(R)
UTRS2    UTRS6        Series - Service Class   consistent with the prudent employment
PSTR1    WSTR8                                 of capital, with growth of capital and
UTRS5    UTRS7                                 income as a secondary objective.
UTRS4    UTRS8                                 Invests primarily in a combination of
                                               equity and fixed income securities.

USUT1    WSUT5        MFS(R) Utilities         Objective: capital growth and current     MFS Investment Management(R)
USUT2    USUT6        Series - Service Class   income. Invests primarily in equity and
PSUT1    WSUT8                                 debt securities of domestic and foreign
USUT5    USUT7                                 companies in the utilities industry.
USUT4    USUT8

UOCA1    WOCA5        Oppenheimer Capital      Objective: capital appreciation.          OppenheimerFunds, Inc.
UOCA2    UOCA6        Appreciation Fund/VA,    Invests in securities of well-known,
UOCA3    WOCA8        Service Shares           established companies.
UOCA5    UOCA7
UOCA4    UOCA8

UOGS1    WOGS5        Oppenheimer Global       Objective: long-term capital              OppenheimerFunds, Inc.
UOGS2    UOGS6        Securities Fund/VA,      appreciation. Invests mainly in common
WOGS6    WOGS8        Service Shares           stocks of U.S. and foreign issuers that
UOGS5    WOGS2                                 are "growth-type" companies, cyclical
UOGS4    UOGS8                                 industries and special situations that
                                               are considered to have appreciation
                                               possibilities.

UOHI1    WOHI5        Oppenheimer High         Objective: high level of current income   OppenheimerFunds, Inc.
UOHI2    UOHI6        Income Fund/VA,          from investments in high-yield
UOHI3    WOHI8        Service Shares           fixed-income securities.
UOHI5    UOHI7
UOHI4    UOHI8


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
UOSM1    WOSM5        Oppenheimer Main         Objective: seeks capital appreciation.    OppenheimerFunds, Inc.
UOSM2    UOSM6        Street Small Cap         Invests mainly in common stocks of
UOSM3    WOSM8        Fund/VA,  Service        small-capitalization U.S. companies
UOSM5    UOSM7        Shares                   that the fund's investment manager
UOSM4    UOSM8                                 believes have favorable business trends
                                               or prospects.

USTB1    WSTB5        Oppenheimer Strategic    Objective: high level of current income   OppenheimerFunds, Inc.
USTB2    USTB6        Bond Fund/VA, Service    principally derived from interest on
WSTB6    WSTB8        Shares                   debt securities. Invests mainly in
USTB5    WSTB2                                 three market sectors: debt securities
USTB4    USTB8                                 of foreign governments and companies,
                                               U.S. government securities, and
                                               lower-rated high yield securities of
                                               U.S. and foreign companies.

UGIN1    EPG          Putnam VT Growth  and    Objective: capital growth and current     Putnam Investment Management, LLC
UGIN2    UGIN6        Income Fund -  Class     income. The fund seeks its goal by
PGIN1    WGIN8        IB Shares                investing mainly in common stocks of
UGIN5    UGIN7                                 U.S. companies with a focus on value
UGIN4    UGIN8                                 stocks that offer the potential for
                                               capital growth, current income or both.

UIGR1    EPL          Putnam VT                Objective: capital appreciation. The      Putnam Investment Management, LLC
UIGR2    UIGR6        International Growth     fund seeks its goal by investing mainly
PIGR1    WIGR8        Fund - Class IB Shares   in common stocks of companies outside
UIGR5    WIGR2                                 the United States.
UIGR4    UIGR8

UPRE1    WPRE5        Putnam VT Research       Objective: capital appreciation. The      Putnam Investment Management, LLC
UPRE2    UPRE6        Fund - Class IB Shares   Fund seeks its goal by investing mainly
UPRE3    WPRE8                                 in common stocks of U.S. companies that
UPRE5    UPRE7                                 we think have the greatest potential
UPRE4    UPRE8                                 for capital appreciation, with stock
                                               prices that reflect a value lower than
                                               that we place on the company, or whose
                                               earnings we believe are likely to grow
                                               over time.

UVIS1    EPT          Putnam VT Vista Fund -   Objective: capital appreciation. The      Putnam Investment Management, LLC
UVIS2    UVIS6        Class IB Shares          fund seeks its goal by investing mainly
UVIS3    WVIS8                                 in common stocks of U.S. companies with
UVIS5    WVIS2                                 a focus on growth stocks.
UVIS4    UVIS8


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       60

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


       IF YOUR GPA RATE IS:                              THE MVA IS:
     Less than the new GPA rate + 0.10%                    Negative
     Equal to the new GPA rate + 0.10%                     Zero
     Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES
Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:


   EARLY WITHDRAWAL AMOUNT X [(1 + I)(TO THE POWER OF n/12) - 1] = MVA
                              -------
                              1 + j + .001

   Where    i = rate earned in the GPA from which amounts are being transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.


   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:



   $1,000 X [( 1.045)(TO THE POWER OF 84/12) - 1] = -$39.28
            ---------------------
            1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:



   $1,000 X [(1.045)(TO THE POWER OF 84/12) - 1] = $27.21
              ---------------------
              1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days
(Feb. 29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;

-    the optional MAV death benefit(2),(5);

-    the optional EDB(2),(5);

-    the optional GMIB - MAV rider(3),(5);

-    the optional GMIB - 6% Rising Floor rider(3),(5);

-    the optional PCR(3);

-    the optional Benefit Protector Death Benefit(4);

-    the optional Benefit Protector Plus Death Benefit(4);

-    the length of the withdrawal charge schedule (5 or 7 years)(5); and

-    a beneficiary.

(1) GPAs are also not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.

(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS
 If paying by SIP:
   $50 initial payment.
   $50 for additional payments.

 If paying by any other method:
   $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
   $2,000 initial payment for contracts issued in all other states.
   $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
   $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for


   AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES
CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contact is fully withdrawn. For those states that require it, any amount deducted from the fixed account value will be limited to
(a) the amount of interest credited in excess of of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                                   QUALIFIED    NONQUALIFIED
                                                                   ANNUITIES    ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
   ROP death benefit                                                 0.85%      1.10%
   MAV death benefit(1),(2)                                          0.95       1.20
   EDB(1),(2)                                                        1.15       1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
   ROP death benefit                                                 1.15       1.40
   MAV death benefit(1),(2)                                          1.25       1.50
   EDB(1),(2)                                                        1.45       1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.

(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.30% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.45% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin.


We calculate the fee as follows:

      GMIB - MAV                                  0.30% x (CV + ST - FAV)
      GMIB - 6% RISING FLOOR                      0.45% x (CV + ST - FAV)

    CV = contract value on the contract anniversary
    ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
   FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-    The GMIB fee for:

      GMIB - MAV is 0.30%; and
      GMIB - 6% RISING FLOOR is 0.45%.

We calculate the charge as follows:

   Contract value on the contract anniversary:                                  $73,250

   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                           +15,000
   minus the value of the one-year fixed account on the contract anniversary:   -15,250
                                                                              ---------
                                                                                $73,000

The GMIB fee charged to you:
   GMIB - MAV                     (0.30% x $73,000) =                           $219.00
   GMIB - 6% RISING FLOOR         (0.45% x $73,000) =                           $328.50


(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.


WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(2)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5
                 7                            3
                 Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

(2) The five-year withdrawal charge schedule has been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether the withdrawal charge schedule is available in your state.



         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93


By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a non-qualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:

- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

-    We received these payments

     -- $10,000 Jan. 1, 2002;

     -- $8,000 Feb. 28, 2009;

     -- $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE       EXPLANATION

     $    0             $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2002 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        560 $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and

        420 $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
      -----
       $980

Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:

WITHDRAWAL CHARGE       EXPLANATION

     $    0             $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Jan. 1, 2002 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and

        320 $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and

        360 $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 6% withdrawal charge.
      -----
       $680


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT
We value your accounts as follows:


FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);


-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB - MAV fee (if applicable);

-    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor fee or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB - MAV fee (if applicable);

-    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT
AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                   NUMBER
By investing an equal number                                      AMOUNT               ACCUMULATION               OF UNITS
of dollars each month...                    MONTH                INVESTED               UNIT VALUE                PURCHASED
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...  ------ >   Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.            ------ >   Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (See "Charges -- Maximum Anniversary Value Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the withdrawal amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH
There are three death benefit options under your contract:

-  Return of Purchase Payment Death Benefit (ROP);

-  Maximum Anniversary Value Death Benefit (MAV)(1); and

-  Enhanced Death Benefit (EDB)(1).

If both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits (if it is available in your state). If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit, you must elect either the MAV death benefit or the EDB. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:


1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT  =  PW X DB
                                                                     -------
                                                                       CV

    PW   = the partial withdrawal including any applicable MVA or withdrawal charge.
    DB   = the death benefit on the date of (but prior to) the partial withdrawal.
    CV   = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

-    On Jan. 1, 2003 you make an additional purchase payment of $5,000.

- On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2004 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2004 as follows:

   Contract value at death:                                                     $23,000.00
                                                                               ===========
   Purchase payments minus adjusted partial withdrawals:

      Total purchase payments:                                                  $25,000.00

      minus adjusted partial withdrawals calculated as:

         1,500 x 25,000  =                                                       -1,704.55
         --------------                                                        -----------
             22,000

      for a death benefit of:                                                   $23,295.45
                                                                               ===========
   ROP death benefit, calculated as the greatest of these two values:           $23,295.45


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2003 as follows:

     Contract value at death:                                                   $20,500.00
     Purchase payments minus adjusted partial withdrawals:                     ===========

      Total purchase payments:                                                  $20,000.00
      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,000  =                                                     -1,363.64
         ----------------                                                      -----------
              $22,000

      for a death benefit of:                                                   $18,636.36
                                                                               ===========
   The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

      Greatest of your contract anniversary contract values:                    $24,000.00
      plus purchase payments made since that anniversary:                            +0.00
      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $24,000  =                                                     -1,636.36
         ----------------                                                      -----------
              $22,000

   for a death benefit of:                                                      $22,363.64
                                                                               ===========
   The MAV death benefit, calculated as the greatest of these
   three values, which is the MAV:                                              $22,363.64

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with Enhanced Death Benefit. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB rider to your contract at the time of purchase. If you choose to add a Guaranteed Minimum Income Benefit to your contract, you must elect either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:


1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                 ---------
                                                                    SV

   PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

   VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

   SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   The death benefit on March 1, 2003 is calculated as follows:

   Contract value at death:                                                     $22,800.00
                                                                               ===========
   Purchase payments minus adjusted partial withdrawals:
      Total purchase payments:                                                  $25,000.00
      minus adjusted partial withdrawals, calculated as:

         $1,500 x $25,000  =                                                     -1,543.21
         ----------------                                                      -----------
              $24,300

      for a return of purchase payment death benefit of:                        $23,456.79
                                                                               ===========

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
      The MAV on the immediately preceding anniversary:                         $25,000.00
      plus purchase payments made since that anniversary:                            +0.00
      minus adjusted partial withdrawals made since that
      anniversary, calculated as:

         $1,500 x $25,000  =                                                     -1,543.21
         ----------------                                                      -----------
              $24,300

      for a MAV death benefit of:                                               $23,456.79
                                                                               ===========
   The 5% rising floor:
      The variable account floor on Jan. 1, 2002,
      calculated as: 1.05 x $20,000 =                                           $21,000.00
      plus amounts allocated to the subaccounts since that anniversary:              +0.00
      minus the 5% rising floor adjusted partial withdrawal
      from the subaccounts, calculated as:

         $1,500 x $21,000  =                                                    -$1,657.89
         ----------------                                                      -----------
              $19,000

      variable account floor benefit:                                           $19,342.11
      plus the one-year fixed account value:                                     +5,300.00
      5% rising floor (value of the GPAs, one-year fixed account
      and the variable account floor):                                          $24,642.11
                                                                               ===========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                                  $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.


     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS
BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (contract value):                                          $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                 ---------
     Total death benefit of:                                                      $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                 ---------
     Total death benefit of:                                                      $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):                     $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                                 ---------
     Total death benefit of:                                                       $58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:

     MAV death benefit (contract value):                                          $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)                       +55,000
                                                                                 ---------
     Total death benefit of:                                                      $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                                $249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                        +55,000
                                                                                 ---------
     Total death benefit of:                                                      $304,500

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

-    On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:
     MAV death benefit (contract value):                                          $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)
        0.40 x ($250,000 - $105,000) =                                             +58,000
                                                                                 ---------
     Total death benefit of:                                                      $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                               0%                                                0%
 Three and Four                           10%                                             3.75%
 Five or more                             20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit PLUS


                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
 One                          Zero                                              Zero
 Two                          40% x earnings at death (see above)               15% x earnings at death
 Three and Four               40% x (earnings at death + 25% of initial         15% x (earnings at death + 25% of initial
                              purchase payment*)                                purchase payment*)
 Five or more                 40% x (earnings at death + 50% of initial         15% x (earnings at death + 50% of initial
                              purchase payment*)                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

        MAV death benefit (contract value):                                       $110,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death
        (MAV rider minus payments not previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                 ---------
     Total death benefit of:                                                      $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

        MAV death benefit (MAV):                                                  $110,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
        0.40 x ($110,000 - $100,000) =                                              +4,000
        plus 10% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.10 x $100,000 =                            +10,000
                                                                                 ---------
        Total death benefit of:                                                   $124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

   MAV death benefit (MAV adjusted for partial withdrawals):                    $57,619

   plus the Benefit Protector Plus benefit which equals 40% of earnings at death:

   0.40 x ($57,619 - $55,000) =                                                  +1,048

   plus 10% of purchase payments made within 60 days of contract

   issue and not previously withdrawn: 0.10 x $55,000 =                          +5,500
                                                                               --------
   Total death benefit of:                                                      $64,167

- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

   MAV death benefit (contract value):                                          $200,000

   plus the Benefit Protector Plus benefit which equals

   40% of earnings at death, up to a maximum of 100%

   of purchase payments not previously withdrawn

   that are one or more years old                                                +55,000

   plus 20% of purchase payments made within 60 days of

   contract issue and not previously withdrawn: 0.20 x $55,000 =                 +11,000
                                                                               ---------
   Total death benefit of:                                                      $266,000

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:

   MAV death benefit (contract value less any purchase payment credits

   added in the last 12 months):                                                $249,500

   plus the Benefit Protector Plus benefit which equals

   40% of earnings at death, up to a maximum of

   100% of purchase payments not previously withdrawn

   that are one or more years old                                                +55,000

   plus 20% of purchase payments made within 60 days of

   contract issue and not previously withdrawn: 0.20 x $55,000 =                 +11,000
                                                                               ---------
   Total death benefit of:                                                      $315,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:

   MAV death benefit (contract value):                                          $250,000

   plus the Benefit Protector Plus benefit which equals 40% of earnings at death

   (MAV rider minus payments not previously withdrawn):

   0.40 x ($250,000 - $105,000) =                                                +58,000

   plus 20% of purchase payments made within 60 days of contract issue

   and not previously withdrawn: 0.20 x $55,000 =                                +11,000
                                                                               ---------
   Total death benefit of:                                                      $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract(1). Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:


-    you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.

The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the Enhanced Death Benefit at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.


YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-  GMIB - Maximum Anniversary Value (MAV); or

-  GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:


1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

We calculate the MAV on the first contract anniversary as the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age
81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.


For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                    PMT X CVG
                                    ---------
                                       ECV

   PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

   CVG = current contract value at the time you exercise the GMIB - MAV.

   ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                                Pt-1 (1 + i) =  Pt
                                ------------------
                                       1.05

   Pt-1  =       prior annuity payout

   Pt    =       current annuity payout

   i     =       annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.


TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-  The GMIB - MAV will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.


- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE      PURCHASE PAYMENTS          MAV            BENEFIT BASE
  1                                                 $107,000             $101,000            $107,000
  2                                                  125,000              101,000             125,000
  3                                                  132,000              101,000             132,000
  4                                                  150,000              101,000             150,000
  5                                                   85,000              101,000             150,000
  6                                                  120,000              101,000             150,000
  7                                                  138,000              101,000             150,000             $150,000
  8                                                  152,000              101,000             152,000              152,000
  9                                                  139,000              101,000             152,000              152,000
 10                                                  126,000              101,000             152,000              152,000
 11                                                  138,000              101,000             152,000              152,000
 12                                                  147,000              101,000             152,000              152,000
 13                                                  163,000              101,000             163,000              163,000
 14                                                  159,000              101,000             163,000              163,000
 15                                                  215,000              101,000             215,000              215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                             GMIB                          LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                         BENEFIT BASE                        NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
  10                                $152,000 (MAV)                    $   791.92               $   770.64          $630.80
  15                                 215,000 (Contract Value = MAV)     1,281.40                 1,221.20           991.15

The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                                                 $126,000              $   656.46          $   638.82              $522.90
 15                                                  215,000                1,281.40            1,221.20               991.15


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:


1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the 6% variable account rising floor.

6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 6%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.


Keep in mind that the 6% rising floor is limited at age 81.


We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-  subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                 PMT X CVG
                                 ---------
                                   ECV

   PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.
   CVG = current contract value at the time you exercise the GMIB.
   ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                       PMT X (1.06)(TO THE POWER OF CY)

   CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.


When you exercise your GMIB-6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

                           Pt-1 (1 + i) =  Pt
                           ------------------
                                  1.05

   Pt-1  =       prior annuity payout

   Pt    =       current annuity payout

   i     =       annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.


TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-  The GMIB - 6% Rising Floor will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.


- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.



         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE      PURCHASE PAYMENTS    6% RISING FLOOR      BENEFIT BASE
  1                                                 $107,000            $100,000             $106,000
  2                                                  125,000             100,000              112,360
  3                                                  132,000             100,000              119,102
  4                                                  150,000             100,000              126,248
  5                                                   85,000             100,000              133,823
  6                                                  120,000             100,000              141,852
  7                                                  138,000             100,000              150,363             $150,363
  8                                                  152,000             100,000              159,388              159,388
  9                                                  139,000             100,000              168,948              168,948
 10                                                  126,000             100,000              179,085              179,085
 11                                                  138,000             100,000              189,830              189,830
 12                                                  147,000             100,000              201,220              201,220
 13                                                  215,000             100,000              213,293              215,000
 14                                                  234,000             100,000              226,090              234,000
 15                                                  240,000             100,000              239,655              240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                            GMIB            LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                                         $179,085 (6% Rising Floor) $   881.10             $   857.82           $   694.85
 15                                          240,000 (Contract Value)    1,363.20               1,298.40             1,041.60

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                            GMIB            LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                                                 $126,000              $   656.46          $   638.82           $   522.90
 15                                                  240,000                1,430.40            1,363.20             1,106.40


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                 -------
                                                   CV

      PW   = the partial withdrawal including any applicable withdrawal charge or MVA.
      TV   = the target value on the date of (but prior to) the partial withdrawal.
      CV   = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

                           5% X (PP - PCRPW - PP5)

         PP = total purchase payments and purchase payment credits.

      PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

      PP5 = purchase payments and purchase payment credits made in the prior five years.

              We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-  The PCR will terminate on the date:

   -- you make a full withdrawal from the contract,

   -- that a death benefit is payable, or

   -- you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract

-  There are no additional purchase payments and no partial withdrawals

-  On Jan. 1, 2012, the contract value is $200,000

- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

   Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:
   5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.
   After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity plan from your qualified annuity, the annuity payout plan must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE
SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                        NINE MONTHS ENDED
-------------------------------------------------------------------------------------------------------------------------------
(THOUSANDS)                     SEPT. 30, 2002
                                  (UNAUDITED)   SEPT. 30, 2001        2001         2000        1999         1998        1997
-------------------------------------------------------------------------------------------------------------------------------
Net investment income             $  214,028      $  202,290      $  271,718   $  299,759  $  322,746  $  340,219   $  332,268
Net (loss) gain on investments          (775)        (90,744)        (89,920)         469       6,565      (4,788)        (509)
Other                                 14,516          11,933          16,245       12,248       8,338       7,662        6,329
TOTAL REVENUES                    $  227,769      $  123,479      $  198,043   $  312,476  $  337,649  $  343,093   $  338,088
(LOSS) INCOME BEFORE INCOME TAXES $  (38,776)     $  (87,262)     $  (63,936)  $   38,452  $   50,662  $   36,421   $   44,958
NET (LOSS) INCOME                 $  (24,934)     $  (56,878)     $  (41,728)  $   24,365  $   33,987  $   22,026   $   28,313
TOTAL ASSETS                      $6,376,898      $4,891,196      $5,275,681   $4,652,221  $4,603,343  $4,885,621   $4,973,413

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

NINE MONTHS ENDED SEPT. 30, 2002 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2001:

Consolidated net loss was $25 million for the nine months ended September 30, 2002, compared to $57 million in 2001. Loss before income taxes totaled $39 million in the first nine months of 2002, compared with $87 million in the first nine months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first nine months of 2001, primarily offset by an increase in total benefits and corporate expenses in 2002.

Deposits received totaled $1.5 billion for the nine months ended September 30, 2002, compared to $673 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges increased 6% to $4.8 million for the nine months ended September 30, 2002, compared with $4.5 million for the nine months ended September 30, 2001, due primarily to an increase in variable annuity surrender charges.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Mortality, expense risk and other fees increased to $9.7 million for the nine months ended September 30, 2002 compared with $7.4 million a year ago. This was primarily due to an increase in average separate account assets outstanding. The Company receives a mortality and expense risk fee from the separate accounts.

Net investment income increased to $214 million for the nine months ended September 30, 2002 compared with $202 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio yields in 2002.

Net realized loss on investments was $.8 million for the nine months ended September 30, 2002 compared to a net realized loss of $91 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $267 million, an increase of 26% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 11% to $152 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary driver of the increase in other insurance and operating expenses. The Company enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins).

The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other insurance and operating expenses also includes an increase of $1 million due to greater guaranteed minimum death benefits paid this year ($2 million) versus last year ($1 million).

Amortization of deferred policy acquisition costs (DACs) increased to $37 million for the nine months ended September 30, 2002, compared to $34 million a year ago. The expense growth was primarily due to an increase in the amortization of higher costs due to the favorable sales volumes and due to a net expense increase related to DAC that is further described below.

The Company's DAC represents the cost of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity products. DAC's are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a percentage of the liabilities associated with the products. The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about customer asset value growth rates and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period in which such changes are made.

During the third quarter, the Company completed a comprehensive review of its DAC related practices. This review, which included benchmarking assistance from an industry specialist, analyzed various historical DAC dynamics in addition to the industry benchmarks. The specific areas reviewed included costs deferred, customer asset value growth rates including reversion to mean assumptions, DAC amortization periods, mortality rates and product persistency. As a result of this review, the Company made certain revisions related to DAC that resulted in a net $6 million increase in expenses this quarter. This net expense increase reflected revisions within two key drivers of DAC.

- The Company reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term market performance consistent with long-term historical averages. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The Company is now projecting growth in customer contract values at 7%. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, the Company was projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter equity market performance, accounted for the majority of the increase in DAC amortization expense.

     Going forward, the Company intends to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, the Company will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during the fourth quarter is less than 7% on an annualized basis, the Company would increase the mean reversion rate assumed over the near-term to the rate needed to achieve the long-term growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

- The Company also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewal annuity deposits. The Company revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized during the quarter.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The first category of revised assumptions relating to customer asset value growth rates should reduce the risk of adverse DAC adjustments going forward. The second revised category, relating to the types and amounts of costs deferred, will somewhat increase ongoing expenses, although these additional expenses should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

Various aspects of the Company's business can be significantly impacted by equity levels and other market-based factors. One of these items is the management and mortality and expense fee revenues which are primarily based on the market value of separate account assets. Other areas impacted by market volatility involve deferred acquisitions costs (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of the Company's structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations and structured loan trusts (backed by high-yield bonds and bank loans), which are held by the Company through interests in special purpose entities. The carrying value of these investments is based on cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. The current valuation of these investments assumes high levels of near-term defaults, relative to historical default rates. Persistency of or increases in these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust annually. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed in the period the payment occurs.

NINE MONTHS ENDED SEPT. 30, 2001 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2000:

American Enterprise Life's net loss was $57 million for the nine months ended September 30, 2001, compared to net income of $21 million for the nine months ended September 30, 2000. This decline primarily reflects a net loss on investments of $91 million and a $26 million decrease in net investment income.

Total investment contract deposits received increased to $673 million for the nine months ended September 30, 2001, compared to $498 million for the nine months ended September 30, 2000. This increase is primarily due to an increase in fixed annuity deposits received from sales.

Total revenues decreased to $123 million for the nine months ended September 30, 2001, compared to $238 million for nine months ended September 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 12% from the same period of the prior year, primarily due to lower investment yields reflecting credit-related yield adjustments on fixed maturity investments.

Policyholder and contractholder charges decreased 10% to $4.5 million for the nine months ended September 30, 2001, compared to $5.0 million for the nine months ended September 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 124% to $7.4 million for the nine months ended September 30, 2001, compared to $3.3 million for the nine months ended September 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $91 million for the nine months ended September 30, 2001, compared to a net gain of $0.4 million for the nine months ended September 30, 2000. The net loss for the nine months ended September 30, 2001 was composed of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities, a $20 million writedown in the second quarter to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities in the second quarter primarily reflecting management's decision to reduce and rebalance high-yield risk exposure in the fixed maturity investment portfolio during the second half of 2001 and $2 million of other net losses related to the disposal and write-down of investments.

Total benefits and expenses increased 2% to $211 million for the nine months ended September 30, 2001, compared to $206 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, decreased $7 million to $137 million for the nine months ended September 30, 2001, compared to $144 million for the nine months ended September 30, 2000, reflecting lower crediting rates.

Other operating expenses increased 50% to $39 million for the nine months ended September 30, 2001, compared to $26 million for the nine months ended September 30, 2000, primarily due business growth and technology costs related to growth initiatives.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.



         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.



         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

STEPHEN M. LOBO

Born in 1964
Vice President and Treasurer since September 2002; Vice President of Investment Risk Management and Treasurer, AEFC, since September 2002; Vice President of Investment Risk Management, AEFA, from September 2001; Treasurer, AEFA, from 2001 to present; Senior Vice President of the Treasury, U.S. Bancorp, from 1996 to 2001.

* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Financial Statements

Consolidated Balance Sheets
                                                                                                  September 30,  December 31,
                                                                                                      2002           2001
September 30, 2002 (In thousands, except share amounts)                                            (unaudited)
Assets
Investments:
   Available for sale:
      Fixed maturities, at fair value (amortized cost: 2002, $3,934,219; 2001, $3,282,893)         $4,101,039    $3,302,753
      Common stocks, at fair value (cost: 2002, $0; 2001, $172)                                            --           344
   Mortgage loans on real estate                                                                      601,867       654,209
   Other investments                                                                                    2,400         2,400
                                                                                                        -----         -----
      Total investments                                                                             4,705,306     3,959,706
Cash and cash equivalents                                                                             701,650       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,551         1,812
Accrued investment income                                                                              45,837        45,422
Deferred policy acquisition costs                                                                     260,506       217,923
Deferred income taxes                                                                                      --        32,132
Other assets                                                                                               14         8,527
Separate account assets                                                                               662,034       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $6,376,898    $5,275,681
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $4,943,734    $3,765,679
      Universal life-type insurance                                                                        12             3
   Policy claims and other policyholders' funds                                                        60,487         2,286
   Amounts due to brokers                                                                              42,736       225,127
   Deferred income taxes                                                                               14,634            --
   Other liabilities                                                                                   66,415        64,517
   Separate account liabilities                                                                       662,034       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             5,790,052     4,765,852
                                                                                                    ---------     ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000
   shares issued and outstanding                                                                        3,000         3,000
   Additional paid-in capital                                                                         341,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 108,433        13,021
      Net unrealized derivative losses                                                                (15,338)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           93,095        (8,649)
   Retained earnings                                                                                  148,879       173,606
                                                                                                      -------       -------
         Total stockholder's equity                                                                   586,846       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $6,376,898    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Consolidated Statements of Income
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Revenues
Contractholder charges                                                                          $    4,778       $    4,516
Mortality, expense risk and other fees                                                               9,738            7,417
Net investment income                                                                              214,028          202,290
Net realized loss on investments                                                                      (775)         (90,744)
                                                                                                      ----          -------
     Total revenues                                                                                227,769          123,479
                                                                                                   -------          -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts                        151,879          137,416
Amortization of deferred policy acquisition costs                                                   36,848           33,989
Other insurance and operating expenses                                                              77,818           39,336
                                                                                                    ------           ------
     Total benefits and expenses                                                                   266,545          210,741
                                                                                                   -------          -------
Loss before income tax benefit                                                                     (38,776)         (87,262)
Income tax benefit                                                                                 (13,842)         (30,384)
                                                                                                   -------          -------
Net loss                                                                                         $ (24,934)       $ (56,878)
                                                                                                 =========        =========

See accompanying notes to consolidated financial statements.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Consolidated Statements of Cash Flows
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Cash flows from operating activities
Net loss                                                                                       $   (24,934)       $ (56,878)
   Adjustments to reconcile net loss to net cash provided by operating activities:
     Change in accrued investment income                                                              (415)           9,821
     Change in other accounts receivable                                                               261             (175)
     Change in other assets                                                                          8,513          (11,364)
     Change in deferred policy acquisition costs, net                                              (42,583)         (13,973)
     Change in policy claims and other policyholders' funds                                         58,201           (1,171)
     Deferred income taxes                                                                          (7,814)          13,073
     Change in other liabilities                                                                     1,898           33,901
     Amortization of premium, net                                                                      169           13,543
     Net realized loss on investments                                                                  775           90,744
     Other, net                                                                                      8,920          (14,350)
                                                                                                     -----          -------
         Net cash provided by operating activities                                                   2,991           63,171
                                                                                                     -----           ------
Cash flows from investing activities
Fixed maturities available-for-sale:
   Purchases                                                                                    (1,733,730)        (832,391)
   Maturities, sinking fund payments and calls                                                     345,274          248,869
   Sales                                                                                           741,768          482,519
Other investments:
   Purchases                                                                                        (2,691)          (6,207)
   Sales                                                                                            50,437           43,693
Change in amounts due from broker                                                                   41,705              961
Change in amounts due to broker                                                                   (182,391)         (15,864)
                                                                                                  --------          -------
     Net cash used in investing activities                                                        (739,628)         (78,420)
                                                                                                  --------          -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                       1,465,983          561,392
   Surrenders and death benefits                                                                  (439,789)        (610,839)
   Interest credited to account balances                                                           151,879          136,422
                                                                                                   -------          -------
     Net cash provided by financing activities                                                   1,178,073           86,975
                                                                                                 ---------           ------
Net increase in cash and cash equivalents                                                          441,436           71,726
Cash and cash equivalents at beginning of period                                                   260,214           34,852
                                                                                                   -------           ------
Cash and cash equivalents at end of period                                                     $   701,650        $ 106,578
                                                                                               ===========        =========

See accompanying notes to consolidated financial statements.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Notes to Consolidated Financial Statements

September 30, 2002

(In thousands)

(unaudited)

1. GENERAL

The interim financial information in this report has not been audited. In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 2002, statements of income for the three months and nine months ended September 30, 2002 and 2001 and statements of cash flows for the nine months ended September 30, 2002 and 2001. Results of operations reported for the interim periods are not necessarily indicative of results for the entire year. The consolidated financial statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of the Company for the year ended December 31, 2001. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The Company is a stock life insurance company organized under the laws of the State of Indiana. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life) which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company serves residents of 48 states. American Enterprise REO 1, LLC is a wholly-owned subsidiary of the Company.

2. COMPREHENSIVE INCOME

Total comprehensive income was $56,074 and $41,297 for the three months and $76,810 and $39,624 for the nine months ended September 30, 2002 and 2001, respectively. The significant difference between net loss and total other comprehensive income is a result of unrealized gains that arose during the year on fixed maturity holdings.

3. STATEMENTS OF CASH FLOWS

Cash paid for interest on borrowings totaled $nil and $15 for the nine months ended September 30, 2002, and 2001, respectively. Cash paid for income taxes totaled $19,417 for the nine months ended September 30, 2002 compared to cash received of $27,192 for the nine months ended September 30, 2001.

4. ACCOUNTING DEVELOPMENTS

The Financial Accounting Standards Board is currently considering rules that could affect the future accounting for special purpose vehicles. Such vehicles could potentially include collateralized debt obligations, structured loan trusts, mutual funds, hedge funds and limited partnerships. The effect could include adjustments to current carrying values and/or consolidation of underlying assets and liabilities. While such rules would not change the economic value inherent in these operations, the financial statement effect of any changes cannot be determined until the rules are finalized.

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at September 30, 2002 aggregated $1,200.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. The Company is a named defendant in one of the suits. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, we reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
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The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information
Calculating Annuity Payouts
Rating Agencies
Principal Underwriter
Independent Auditors
Financial Statements









         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                      125

APPENDIX A: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL
STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

      RPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X RP
                                           -------
                                             CV

        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

   EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA  X  EPA
                                        --------     ---
                                          CV         RPA

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.

-  Contract values before any partial withdrawals are shown below.

-  On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.

-  On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                                  TOTAL PURCHASE PAYMENTS                        CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2002                                               $100,000                                   $100,000
 Jan. 1, 2003                                                100,000                                    110,000
 Jan. 1, 2004                                                100,000                                    115,000
 Jan. 1, 2005                                                100,000                                    120,000
 Jan. 1, 2006                                                100,000                                    115,000
 Jan. 1, 2007                                                100,000                                    120,000
 Jan. 1, 2008                                                200,000                                    225,000
 Jan. 1, 2009                                                200,000                                    230,000
 Jan. 1, 2010                                                200,000                                    235,000
 Jan. 1, 2011                                                200,000                                    230,000
 Jan. 1, 2012                                                200,000                                    235,000

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:
      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal  =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000  =  $8,333
                                                                        ------------------
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal  =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667  =  $8,156
                                                                        ------------------
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:
      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal  =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000  x  $100,000  =  $8,156
                                                                        ------------------     --------
      AND the five-year exclusion period minus the EPA adjust                $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal  =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844  x   $91,844   =  $1,873
                                                                        -----------------     --------
      AND the five-year exclusion period minus the EPA                       $235,000         $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45273 C (1/03)

EVERGREEN

ESSENTIAL(SM) VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


JANUARY 30, 2003

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds


-    AIM Variable Insurance Funds, Series II Shares


-    Alliance Variable Products Series Fund (Class B)

-    Evergreen Variable Annuity Trust - Class 2


-    Fidelity(R) Variable Insurance Products Service Class 2


-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class
     2


-    Oppenheimer Variable Account Funds - Service Shares


-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     4
EXPENSE SUMMARY                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)              33
FINANCIAL STATEMENTS                                     36
PERFORMANCE INFORMATION                                  36
THE VARIABLE ACCOUNT AND THE FUNDS                       38
GUARANTEE PERIOD ACCOUNTS (GPAS)                         42
THE ONE-YEAR FIXED ACCOUNT                               44
BUYING YOUR CONTRACT                                     45
CHARGES                                                  47
VALUING YOUR INVESTMENT                                  51
MAKING THE MOST OF YOUR CONTRACT                         53
WITHDRAWALS                                              57
TSA-- SPECIAL WITHDRAWAL PROVISIONS                      57
CHANGING OWNERSHIP                                       57
BENEFITS IN CASE OF DEATH                                58
OPTIONAL BENEFITS                                        62
THE ANNUITY PAYOUT PERIOD                                73
TAXES                                                    75
VOTING RIGHTS                                            77
SUBSTITUTION OF INVESTMENTS                              77
ABOUT THE SERVICE PROVIDERS                              77
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE    78
DIRECTORS AND EXECUTIVE OFFICERS                         84
EXPERTS                                                  85
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                  86
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION                                104
APPENDIX A: PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                           105


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS
THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 38)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 42 and p. 44)

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 45)


MINIMUM INITIAL PURCHASE PAYMENTS

     If paying by Systematic Investment Plan:

          $50 initial payment.

          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):

          $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 55)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 57)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 57)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 58)


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 62)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 73)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 75)

CHARGES: We assess certain charges in connection with your contract (p. 47):

-    $40 annual contract administrative charge(1);

- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.30% of the adjusted contract value(2),(5);

-    if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB
     - 6% Rising Floor) an annual fee of 0.45% of the adjusted contract value(2),(5);

- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                                    VARIABLE ACCOUNT       TOTAL MORTALITY AND    TOTAL VARIABLE
                                                                  ADMINISTRATIVE CHARGE     EXPENSE RISK FEE      ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
    Return of Purchase Payment death benefit (ROP)                          0.15%                  0.85%              1.00%
    Maximum Anniversary Value death benefit (MAV)(4),(5)                    0.15                   0.95               1.10
    Enhanced Death Benefit (EDB)(4),(5)                                     0.15                   1.15               1.30
  NON-QUALIFIED ANNUITIES
    ROP death benefit                                                       0.15                   1.10               1.25
    MAV death benefit(4),(5)                                                0.15                   1.20               1.35
    EDB(4),(5)                                                              0.15                   1.40               1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
  QUALIFIED ANNUITIES
    ROP death benefit                                                       0.15                   1.15               1.30
    MAV death benefit(4),(5)                                                0.15                   1.25               1.40
    EDB(4),(5)                                                              0.15                   1.45               1.60
  NON-QUALIFIED ANNUITIES
    ROP death benefit                                                       0.15                   1.40               1.55
    MAV death benefit(4),(5)                                                0.15                   1.50               1.65
    EDB(4),(5)                                                              0.15                   1.70               1.85



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.
(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.
(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.
(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.
(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn):


                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(1)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5
                 7                            3
                 Thereafter                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE(2):                                   $40*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:
   GMIB - MAV(1)                                                           0.30%
   GMIB - 6% RISING FLOOR(1)                                               0.45%

(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                        0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:         0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER
(BENEFIT PROTECTOR PLUS) FEE:                                              0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


(1) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.
(2) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

You can choose a qualified or non-qualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
    ROP death benefit                                          0.15%                      0.85%                     1.00%
    MAV death benefit(1),(2)                                   0.15                       0.95                      1.10
    EDB(1),(2)                                                 0.15                       1.15                      1.30
  NON-QUALIFIED ANNUITIES
    ROP death benefit                                          0.15                       1.10                      1.25
    MAV death benefit(1),(2)                                   0.15                       1.20                      1.35
    EDB(1),(2)                                                 0.15                       1.40                      1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
  QUALIFIED ANNUITIES
    ROP death benefit                                          0.15                       1.15                      1.30
    MAV death benefit(1),(2)                                   0.15                       1.25                      1.40
    EDB(1),(2)                                                 0.15                       1.45                      1.60
  NON-QUALIFIED ANNUITIES
    ROP death benefit                                          0.15                       1.40                      1.55
    MAV death benefit(1),(2)                                   0.15                       1.50                      1.65
    EDB(1),(2)                                                 0.15                       1.70                      1.85



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.
(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                        MANAGEMENT         12b-1        OTHER
                                                                           FEES            FEES        EXPENSES       TOTAL
 AXP(R) Variable Portfolio -
      Bond Fund                                                             .60%           .13%          .07%         .80%(1)
      Cash Management Fund                                                  .51            .13           .05          .69(1)
      Diversified Equity Income Fund                                        .56            .13           .18          .87(1)
      NEW DIMENSIONS FUND(R)                                                .61            .13           .05          .79(1)
      Partners Small Cap Value Fund                                        1.03            .13           .32         1.48(1)
 AIM V.I.
      Basic Value Fund, Series II Shares                                    .63            .25           .57         1.45(2),(3)
 Evergreen VA
      Blue Chip Fund - Class 2                                              .61            .25           .36         1.22(4)
      Capital Growth Fund - Class 2                                         .64            .25           .24         1.13(4)
      Core Bond Fund - Class 2                                              .32            .25           .30          .87(5)
      Equity Index Fund - Class 2                                           .08            .25           .22          .55(4)
      Foundation Fund - Class 2                                             .75            .25           .18         1.18(4)
      Global Leaders Fund - Class 2                                         .72            .25           .28         1.25(4)
      Growth Fund - Class 2                                                 .70            .25           .20         1.15(4)
      High Income Fund - Class 2                                            .49            .25           .52         1.26(4)
      International Growth Fund - Class 2                                   .03            .25           .98         1.26(4)


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)


                                                                        MANAGEMENT       12b-1         OTHER
                                                                           FEES          FEES         EXPENSES       TOTAL
 Evergreen VA (continued)
      Masters Fund - Class 2                                                .81%           .25%          .19%        1.25%(4)
      Omega Fund - Class 2                                                  .52            .25           .20          .97(4)
      Small Cap Value Fund - Class 2                                        .80            .25           .20         1.25(4)
      Strategic Income Fund - Class 2                                       .51            .25           .30         1.06(4)
 Fidelity(R) VIP
      Mid Cap Portfolio Service Class 2                                     .58            .25           .11          .94(6)
 FTVIPT
      Mutual Shares Securities Fund - Class 2                               .60            .25           .19         1.04(7)
 Oppenheimer Variable Account Funds
      Main Street Small Cap Fund/VA, Service Shares                         .75            .25           .29         1.29(8)
 Putnam Variable Trust
      Putnam VT International Growth Fund - Class IB Shares                 .76            .25           .18         1.19(9)



(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.
(2) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.
(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2001. The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.32% and 0.79% for Evergreen VA Equity Index Fund - Class 2, 0.87% and 1.40% for Evergreen VA Global Leaders Fund - Class 2, 0.70% and 1.47% for Evergreen VA High Income Fund - Class 2, 0.66% and 1.89% for Evergreen VA International Growth Fund - Class 2, 0.87% and 1.31% for Evergreen VA Masters Fund - Class 2 and 0.87% and 1.32% for Evergreen VA Small Cap Value Fund - Class 2. Including waivers and/or 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.80% and 1.29% for Evergreen VA Capital Growth Fund - Class 2.
(5)  These expenses are estimated for the fiscal year ending Dec. 31, 2002.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(7) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(8) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.
(9) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: The expense examples for each fund show the least expensive (base contract with no optional riders) and most expensive contract feature combinations. Your actual expenses may be different depending on the contract feature combination you choose. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.


You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders         $104.25  $144.64  $187.66  $ 272.63      $ 24.25  $ 74.64  $127.66  $ 272.63
     optional GMIB - 6% rising floor rider          108.86   158.44   210.55    317.70        28.86    88.44   150.55    317.70
AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders          103.12   141.25   182.00    261.31        23.12    71.25   122.00    261.31
     optional GMIB - 6% rising floor rider          107.74   155.08   205.00    306.87        27.74    85.08   145.00    306.87
AXP(R)Variable Portfolio - Diversified Equity
  Income Fund
     base contract with no optional riders          104.97   146.80   191.25    279.78        24.97    76.80   131.25    279.78
     optional GMIB - 6% rising floor rider          109.58   160.57   214.07    324.53        29.58    90.57   154.07    324.53
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders          104.15   144.34   187.15    271.61        24.15    74.34   127.15    271.61
     optional GMIB - 6% rising floor rider          108.76   158.13   210.05    316.72        28.76    88.13   150.05    316.72
AXP(R)Variable Portfolio - Partners Small Cap
  Value Fund
     base contract with no optional riders          111.22   165.43   222.08    339.96        31.22    95.43   162.08    339.96
     optional GMIB - 6% rising floor rider          115.83   179.03   244.32    382.07        35.83   109.03   184.32    382.07
AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders          110.91   164.52   220.58    337.09        30.91    94.52   160.58    337.09
     optional GMIB - 6% rising floor rider          115.53   178.13   242.85    379.32        35.53   108.13   182.85    379.32
Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders          108.56   157.52   209.04    314.76        28.56    87.52   149.04    314.76
     optional GMIB - 6% rising floor rider          113.17   171.19   231.52    357.97        33.17   101.19   171.52    357.97
Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders          107.63   154.77   204.49    305.88        27.63    84.77   144.49    305.88
     optional GMIB - 6% rising floor rider          112.25   168.47   227.06    349.49        32.25    98.47   167.06    349.49
Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders          104.97   146.80   191.25    279.78        24.97    76.80   131.25    279.78
     optional GMIB - 6% rising floor rider          109.58   160.57   214.07    324.53        29.58    90.57   154.07    324.53
Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders          101.69   136.93   174.76    246.71        21.69    66.93   114.76    246.71
     optional GMIB - 6% rising floor rider          106.30   150.79   197.89    292.91        26.30    80.79   137.89    292.91
Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders          108.15   156.30   207.02    310.82        28.15    86.30   147.02    310.82
     optional GMIB - 6% rising floor rider          112.76   169.98   229.54    354.21        32.76    99.98   169.54    354.21
Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders          108.86   158.44   210.55    317.70        28.86    88.44   150.55    317.70
     optional GMIB - 6% rising floor rider          113.48   172.10   233.01    360.79        33.48   102.10   173.01    360.79
Evergreen VA Growth Fund - Class 2
     base contract with no optional riders          107.84   155.38   205.50    307.86        27.84    85.38   145.50    307.86
     optional GMIB - 6% rising floor rider          112.45   169.07   228.05    351.38        32.45    99.07   168.05    351.38


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                             NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA High Income Fund - Class 2
     base contract with no optional riders      $108.97  $158.74  $211.05  $ 318.68      $28.97  $ 88.74  $151.05  $ 318.68
     optional GMIB - 6% rising floor rider       113.58   172.40   233.50    361.72       33.58   102.40   173.50    361.72
Evergreen VA International Growth Fund -
  Class 2
     base contract with no optional riders       108.97   158.74   211.05    318.68       28.97    88.74   151.05    318.68
     optional GMIB - 6% rising floor rider       113.58   172.40   233.50    361.72       33.58   102.40   173.50    361.72
Evergreen VA Masters Fund - Class 2
     base contract with no optional riders       108.86   158.44   210.55    317.70       28.86    88.44   150.55    317.70
     optional GMIB - 6% rising floor rider       113.48   172.10   233.01    360.79       33.48   102.10   173.01    360.79
Evergreen VA Omega Fund - Class 2
     base contract with no optional riders       105.99   149.87   196.36    289.90       25.99    79.87   136.36    289.90
     optional GMIB - 6% rising floor rider       110.61   163.61   219.08    334.20       30.61    93.61   159.08    334.20
Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders       108.86   158.44   210.55    317.70       28.86    88.44   150.55    317.70
     optional GMIB - 6% rising floor rider       113.48   172.10   233.01    360.79       33.48   102.10   173.01    360.79
Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders       106.92   152.63   200.94    298.92       26.92    82.63   140.94    298.92
     optional GMIB - 6% rising floor rider       111.53   166.34   223.58    342.83       31.53    96.34   163.58    342.83
Fidelity(R)VIP Mid Cap Portfolio Service
  Class 2
     base contract with no optional riders       105.69   148.95   194.83    286.87       25.69    78.95   134.83    286.87
     optional GMIB - 6% rising floor rider       110.30   162.70   217.58    331.31       30.30    92.70   157.58    331.31
FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders       106.71   152.02   199.92    296.92       26.71    82.02   139.92    296.92
     optional GMIB - 6% rising floor rider       111.32   165.74   222.58    340.92       31.32    95.74   162.58    340.92
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
     base contract with no optional riders       109.27   159.65   212.56    321.61       29.27    89.65   152.56    321.61
     optional GMIB - 6% rising floor rider       113.89   173.31   234.98    364.52       33.89   103.31   174.98    364.52
Putnam VT International Growth Fund -
  Class IB Shares
     base contract with no optional riders       108.25   156.60   207.52    311.81       28.25    86.60   147.52    311.81
     optional GMIB - 6% rising floor rider       112.86   170.28   230.04    355.15       32.86   100.28   170.04    355.15


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                          A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                           END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders           $102.20  $138.47  $177.35  $ 251.95      $22.20  $ 68.47  $117.35  $ 251.95
     optional GMIB - 6% rising floor and BPP riders   110.91   164.52   220.58    337.09       30.91    94.52   160.58    337.09
AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders            101.07   135.07   171.64    240.40       21.07    65.07   111.64    240.40
     optional GMIB - 6% rising floor and BPP riders   109.79   161.18   215.08    326.47       29.79    91.18   155.08    326.47
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
     base contract with no optional riders            102.92   140.64   180.97    259.24       22.92    70.64   120.97    259.24
     optional GMIB - 6% rising floor and BPP riders   111.63   166.65   224.08    343.78       31.63    96.65   164.08    343.78
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders            102.10   138.16   176.84    250.90       22.10    68.16   116.84    250.90
     optional GMIB - 6% rising floor and BPP riders   110.81   164.22   220.08    336.13       30.81    94.22   160.08    336.13
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
     base contract with no optional riders            109.17   159.35   212.06    320.63       29.17    89.35   152.06    320.63
     optional GMIB - 6% rising floor and BPP riders   117.88   185.03   254.07    400.18       37.88   115.03   194.07    400.18
AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders            108.86   158.44   210.55    317.70       28.86    88.44   150.55    317.70
     optional GMIB - 6% rising floor and BPP riders   117.58   184.14   252.61    397.48       37.58   114.14   192.61    397.48
Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders            106.51   151.40   198.91    294.92       26.51    81.40   138.91    294.92
     optional GMIB - 6% rising floor and BPP riders   115.22   177.23   241.38    376.56       35.22   107.23   181.38    376.56
Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders            105.58   148.64   194.32    285.86       25.58    78.64   134.32    285.86
     optional GMIB - 6% rising floor and BPP riders   114.30   174.51   236.95    368.24       34.30   104.51   176.95    368.24
Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders            102.92   140.64   180.97    259.24       22.92    70.64   120.97    259.24
     optional GMIB - 6% rising floor and BPP riders   111.63   166.65   224.08    343.78       31.63    96.65   164.08    343.78
Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders             99.64   130.72   164.34    225.51       19.64    60.72   104.34    225.51
     optional GMIB - 6% rising floor and BPP riders   108.35   156.91   208.03    312.79       28.35    86.91   148.03    312.79
Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders            106.10   150.18   196.87    290.90       26.10    80.18   136.87    290.90
     optional GMIB - 6% rising floor and BPP riders   114.81   176.02   239.41    372.88       34.81   106.02   179.41    372.88
Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders            106.81   152.32   200.43    297.92       26.81    82.32   140.43    297.92
     optional GMIB - 6% rising floor and BPP riders   115.53   178.13   242.85    379.32       35.53   108.13   182.85    379.32
Evergreen VA Growth Fund - Class 2
     base contract with no optional riders            105.79   149.26   195.34    287.88       25.79    79.26   135.34    287.88
     optional GMIB - 6% rising floor and BPP riders   114.50   175.12   237.94    370.10       34.50   105.12   177.94    370.10
Evergreen VA High Income Fund - Class 2
     base contract with no optional riders            106.92   152.63   200.94    298.92       26.92    82.63   140.94    298.92
     optional GMIB - 6% rising floor and BPP riders   115.63   178.43   243.34    380.24       35.63   108.43   183.34    380.24


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                    NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                       1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders             $106.92  $152.63  $200.94  $ 298.92      $26.92  $ 82.63  $140.94  $ 298.92
     optional GMIB - 6% rising floor and BPP riders     115.63   178.43   243.34    380.24       35.63   108.43   183.34    380.24
Evergreen VA Masters Fund - Class 2
     base contract with no optional riders              106.81   152.32   200.43    297.92       26.81    82.32   140.43    297.92
     optional GMIB - 6% rising floor and BPP riders     115.53   178.13   242.85    379.32       35.53   108.13   182.85    379.32
Evergreen VA Omega Fund - Class 2
     base contract with no optional riders              103.94   143.72   186.12    269.56       23.94    73.72   126.12    269.56
     optional GMIB - 6% rising floor and BPP riders     112.66   169.68   229.05    353.27       32.66    99.68   169.05    353.27
Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders              106.81   152.32   200.43    297.92       26.81    82.32   140.43    297.92
     optional GMIB - 6% rising floor and BPP riders     115.53   178.13   242.85    379.32       35.53   108.13   182.85    379.32
Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders              104.87   146.49   190.74    278.76       24.87    76.49   130.74    278.76
     optional GMIB - 6% rising floor and BPP riders     113.58   172.40   233.50    361.72       33.58   102.40   173.50    361.72
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              103.64   142.80   184.58    266.47       23.64    72.80   124.58    266.47
     optional GMIB - 6% rising floor and BPP riders     112.35   168.77   227.56    350.43       32.35    98.77   167.56    350.43
FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              104.66   145.88   189.72    276.72       24.66    75.88   129.72    276.72
     optional GMIB - 6% rising floor and BPP riders     113.37   171.80   232.51    359.85       33.37   101.80   172.51    359.85
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
     base contract with no optional riders              107.22   153.55   202.46    301.91       27.22    83.55   142.46    301.91
     optional GMIB - 6% rising floor and BPP riders     115.94   179.33   244.81    382.98       35.94   109.33   184.81    382.98
Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              106.20   150.48   197.38    291.91       26.20    80.48   137.38    291.91
     optional GMIB - 6% rising floor and BPP riders     114.91   176.32   239.91    373.80       34.91   106.32   179.91    373.80


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
[AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders          $101.18  $135.38  $172.16  $ 241.45      $21.18  $ 65.38  $112.16  $ 241.45
     optional BPP and PCR riders                     106.81   152.32   200.43    297.92       26.81    82.32   140.43    297.92
AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders           100.05   131.97   166.43    229.79       20.05    61.97   106.43    229.79
     optional BPP and PCR riders                     105.69   148.95   194.83    286.87       25.69    78.95   134.83    286.87
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
     base contract with no optional riders           101.89   137.55   175.80    248.81       21.89    67.55   115.80    248.81
     optional BPP and PCR riders                     107.53   154.46   203.98    304.89       27.53    84.46   143.98    304.89
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders           101.07   135.07   171.64    240.40       21.07    65.07   111.64    240.40
     optional BPP and PCR riders                     106.71   152.02   199.92    296.92       26.71    82.02   139.92    296.92
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
     base contract with no optional riders           108.15   156.30   207.02    310.82       28.15    86.30   147.02    310.82
     optional BPP and PCR riders                     113.78   173.00   234.49    363.59       33.78   103.00   174.49    363.59
AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders           107.84   155.38   205.50    307.86       27.84    85.38   145.50    307.86
     optional BPP and PCR riders                     113.48   172.10   233.01    360.79       33.48   102.10   173.01    360.79
Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders           105.48   148.33   193.81    284.85       25.48    78.33   133.81    284.85
     optional BPP and PCR riders                     111.12   165.13   221.58    339.01       31.12    95.13   161.58    339.01
Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders           104.56   145.57   189.20    275.70       24.56    75.57   129.20    275.70
     optional BPP and PCR riders                     110.20   162.40   217.08    330.35       30.20    92.40   157.08    330.35
Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders           101.89   137.55   175.80    248.81       21.89    67.55   115.80    248.81
     optional BPP and PCR riders                     107.53   154.46   203.98    304.89       27.53    84.46   143.98    304.89
Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders            98.61   127.61   159.10    214.76       18.61    57.61    99.10    214.76
     optional BPP and PCR riders                     104.25   144.64   187.66    272.63       24.25    74.64   127.66    272.63
Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders           105.07   147.11   191.77    280.79       25.07    77.11   131.77    280.79
     optional BPP and PCR riders                     110.71   163.92   219.58    335.17       30.71    93.92   159.58    335.17
Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders           105.79   149.26   195.34    287.88       25.79    79.26   135.34    287.88
     optional BPP and PCR riders                     111.43   166.04   223.08    341.88       31.43    96.04   163.08    341.88
Evergreen VA Growth Fund - Class 2
     base contract with no optional riders           104.76   146.18   190.23    277.74       24.76    76.18   130.23    277.74
     optional BPP and PCR riders                     110.40   163.00   218.08    332.28       30.40    93.00   158.08    332.28
Evergreen VA High Income Fund - Class 2
     base contract with no optional riders           105.89   149.56   195.85    288.89       25.89    79.56   135.85    288.89
     optional BPP and PCR riders                     111.53   166.34   223.58    342.83       31.53    96.34   163.58    342.83


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders         $105.89  $149.56  $195.85  $ 288.89      $25.89  $ 79.56  $135.85  $ 288.89
     optional BPP and PCR riders                    111.53   166.34   223.58    342.83       31.53    96.34   163.58    342.83
Evergreen VA Masters Fund - Class 2
     base contract with no optional riders          105.79   149.26   195.34    287.88       25.79    79.26   135.34    287.88
     optional BPP and PCR riders                    111.43   166.04   223.08    341.88       31.43    96.04   163.08    341.88
Evergreen VA Omega Fund - Class 2
     base contract with no optional riders          102.92   140.64   180.97    259.24       22.92    70.64   120.97    259.24
     optional BPP and PCR riders                    108.56   157.52   209.04    314.76       28.56    87.52   149.04    314.76
Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders          105.79   149.26   195.34    287.88       25.79    79.26   135.34    287.88
     optional BPP and PCR riders                    111.43   166.04   223.08    341.88       31.43    96.04   163.08    341.88
Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders          103.84   143.41   185.61    268.53       23.84    73.41   125.61    268.53
     optional BPP and PCR riders                    109.48   160.26   213.57    323.56       29.48    90.26   153.57    323.56
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders          102.61   139.71   179.42    256.12       22.61    69.71   119.42    256.12
     optional BPP and PCR riders                    108.25   156.60   207.52    311.81       28.25    86.60   147.52    311.81
FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders          103.64   142.80   184.58    266.47       23.64    72.80   124.58    266.47
     optional BPP and PCR riders                    109.27   159.65   212.56    321.61       29.27    89.65   152.56    321.61
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
     base contract with no optional riders          106.20   150.48   197.38    291.91       26.20    80.48   137.38    291.91
     optional BPP and PCR riders                    111.84   167.25   225.07    345.69       31.84    97.25   165.07    345.69
Putnam VT International Growth Fund -
  Class IB Shares
     base contract with no optional riders          105.17   147.41   192.28    281.81       25.17    77.41   132.28    281.81
     optional BPP and PCR riders                    110.81   164.22   220.08    336.13       30.81    94.22   160.08    336.13


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $101.69  $136.93  $174.76  $ 246.71      $21.69  $ 66.93  $114.76  $ 246.71
    optional GMIB - 6% rising floor rider            106.30   150.79   197.89    292.91       26.30    80.79   137.89    292.91
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            100.56   133.52   169.04    235.11       20.56    63.52   109.04    235.11
    optional GMIB - 6% rising floor rider            105.17   147.41   192.28    281.81       25.17    77.41   132.28    281.81
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            102.41   139.09   178.39    254.04       22.41    69.09   118.39    254.04
    optional GMIB - 6% rising floor rider            107.02   152.93   201.45    299.91       27.02    82.93   141.45    299.91
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            101.59   136.62   174.24    245.66       21.59    66.62   114.24    245.66
    optional GMIB - 6% rising floor rider            106.20   150.48   197.38    291.91       26.20    80.48   137.38    291.91
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            108.66   157.82   209.54    315.74       28.66    87.82   149.54    315.74
    optional GMIB - 6% rising floor rider            113.27   171.49   232.02    358.91       33.27   101.49   172.02    358.91
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            108.35   156.91   208.03    312.79       28.35    86.91   148.03    312.79
    optional GMIB - 6% rising floor rider            112.96   170.59   230.53    356.09       32.96   100.59   170.53    356.09
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            105.99   149.87   196.36    289.90       25.99    79.87   136.36    289.90
    optional GMIB - 6% rising floor rider            110.61   163.61   219.08    334.20       30.61    93.61   159.08    334.20
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            105.07   147.11   191.77    280.79       25.07    77.11   131.77    280.79
    optional GMIB - 6% rising floor rider            109.68   160.87   214.57    325.50       29.68    90.87   154.57    325.50
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            102.41   139.09   178.39    254.04       22.41    69.09   118.39    254.04
    optional GMIB - 6% rising floor rider            107.02   152.93   201.45    299.91       27.02    82.93   141.45    299.91
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders             99.13   129.17   161.72    220.15       19.13    59.17   101.72    220.15
    optional GMIB - 6% rising floor rider            103.74   143.10   185.10    267.50       23.74    73.10   125.10    267.50
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            105.58   148.64   194.32    285.86       25.58    78.64   134.32    285.86
    optional GMIB - 6% rising floor rider            110.20   162.40   217.08    330.35       30.20    92.40   157.08    330.35
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            106.30   150.79   197.89    292.91       26.30    80.79   137.89    292.91
    optional GMIB - 6% rising floor rider            110.91   164.52   220.58    337.09       30.91    94.52   160.58    337.09
Evergreen VA Growth Fund - Class 2
     base contract with no optional riders           105.28   147.72   192.79    282.82       25.28    77.72   132.79    282.82
     optional GMIB - 6% rising floor rider           109.89   161.48   215.58    327.44       29.89    91.48   155.58    327.44
Evergreen VA High Income Fund - Class 2
     base contract with no optional riders           106.40   151.10   198.40    293.92       26.40    81.10   138.40    293.92
     optional GMIB - 6% rising floor rider           111.02   164.83   221.08    338.05       31.02    94.83   161.08    338.05


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                               NO WITHDRAWAL OR SELECTION
                                                       A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                        END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders         $106.40  $151.10  $198.40  $ 293.92      $26.40  $ 81.10  $138.40  $ 293.92
    optional GMIB - 6% rising floor rider          111.02   164.83   221.08    338.05       31.02    94.83   161.08    338.05
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders          106.30   150.79   197.89    292.91       26.30    80.79   137.89    292.91
    optional GMIB - 6% rising floor rider          110.91   164.52   220.58    337.09       30.91    94.52   160.58    337.09
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders          103.43   142.18   183.55    264.41       23.43    72.18   123.55    264.41
    optional GMIB - 6% rising floor rider          108.04   155.99   206.51    309.83       28.04    85.99   146.51    309.83
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders          106.30   150.79   197.89    292.91       26.30    80.79   137.89    292.91
    optional GMIB - 6% rising floor rider          110.91   164.52   220.58    337.09       30.91    94.52   160.58    337.09
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders          104.35   144.95   188.18    273.66       24.35    74.95   128.18    273.66
    optional GMIB - 6% rising floor rider          108.97   158.74   211.05    318.68       28.97    88.74   151.05    318.68
Fidelity(R) VIP Mid Cap Portfolio Service
  Class 2
    base contract with no optional riders          103.12   141.25   182.00    261.31       23.12    71.25   122.00    261.31
    optional GMIB - 6% rising floor rider          107.74   155.08   205.00    306.87       27.74    85.08   145.00    306.87
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders          104.15   144.34   187.15    271.61       24.15    74.34   127.15    271.61
    optional GMIB - 6% rising floor rider          108.76   158.13   210.05    316.72       28.76    88.13   150.05    316.72
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders          106.71   152.02   199.92    296.92       26.71    82.02   139.92    296.92
    optional GMIB - 6% rising floor rider          111.32   165.74   222.58    340.92       31.32    95.74   162.58    340.92
Putnam VT International Growth Fund -
  Class IB Shares
    base contract with no optional riders          105.69   148.95   194.83    286.87       25.69    78.95   134.83    286.87
    optional GMIB - 6% rising floor rider          110.30   162.70   217.58    331.31       30.30    92.70   157.58    331.31


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $ 99.64  $130.72  $164.34  $ 225.51      $19.64  $ 60.72  $104.34  $ 225.51
    optional GMIB - 6% rising floor and BPP riders   108.35   156.91   208.03    312.79       28.35    86.91   148.03    312.79
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders             98.51   127.30   158.57    213.67       18.51    57.30    98.57    213.67
    optional GMIB - 6% rising floor and BPP riders   107.22   153.55   202.46    301.91       27.22    83.55   142.46    301.91
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            100.36   132.90   168.00    232.98       20.36    62.90   108.00    232.98
    optional GMIB - 6% rising floor and BPP riders   109.07   159.05   211.56    319.66       29.07    89.05   151.56    319.66
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders             99.54   130.41   163.82    224.44       19.54    60.41   103.82    224.44
    optional GMIB - 6% rising floor and BPP riders   108.25   156.60   207.52    311.81       28.25    86.60   147.52    311.81
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            106.61   151.71   199.42    295.92       26.61    81.71   139.42    295.92
    optional GMIB - 6% rising floor and BPP riders   115.32   177.53   241.87    377.48       35.32   107.53   181.87    377.48
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            106.30   150.79   197.89    292.91       26.30    80.79   137.89    292.91
    optional GMIB - 6% rising floor and BPP riders   115.01   176.62   240.40    374.72       35.01   106.62   180.40    374.72
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            103.94   143.72   186.12    269.56       23.94    73.72   126.12    269.56
    optional GMIB - 6% rising floor and BPP riders   112.66   169.68   229.05    353.27       32.66    99.68   169.05    353.27
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            103.02   140.94   181.49    260.27       23.02    70.94   121.49    260.27
    optional GMIB - 6% rising floor and BPP riders   111.73   166.95   224.57    344.74       31.73    96.95   164.57    344.74
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            100.36   132.90   168.00    232.98       20.36    62.90   108.00    232.98
    optional GMIB - 6% rising floor and BPP riders   109.07   159.05   211.56    319.66       29.07    89.05   151.56    319.66
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders             97.08   122.93   151.19    198.42       17.08    52.93    91.19    198.42
    optional GMIB - 6% rising floor and BPP riders   105.79   149.26   195.34    287.88       25.79    79.26   135.34    287.88
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            103.53   142.49   184.07    265.44       23.53    72.49   124.07    265.44
    optional GMIB - 6% rising floor and BPP riders   112.25   168.47   227.06    349.49       32.25    98.47   167.06    349.49
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            104.25   144.64   187.66    272.63       24.25    74.64   127.66    272.63
    optional GMIB - 6% rising floor and BPP riders   112.96   170.59   230.53    356.09       32.96   100.59   170.53    356.09
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            103.23   141.56   182.52    262.34       23.23    71.56   122.52    262.34
    optional GMIB - 6% rising floor and BPP riders   111.94   167.56   225.57    346.64       31.94    97.56   165.57    346.64
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            104.35   144.95   188.18    273.66       24.35    74.95   128.18    273.66
    optional GMIB - 6% rising floor and BPP riders   113.07   170.89   231.03    357.03       33.07   100.89   171.03    357.03


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                    NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                       1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders              $104.35  $144.95  $188.18  $ 273.66      $24.35  $ 74.95  $128.18  $ 273.66
    optional GMIB - 6% rising floor and BPP riders      113.07   170.89   231.03    357.03       33.07   100.89   171.03    357.03
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders               104.25   144.64   187.66    272.63       24.25    74.64   127.66    272.63
    optional GMIB - 6% rising floor and BPP riders      112.96   170.59   230.53    356.09       32.96   100.59   170.53    356.09
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders               101.38   136.00   173.20    243.56       21.38    66.00   113.20    243.56
    optional GMIB - 6% rising floor and BPP riders      110.09   162.09   216.58    329.38       30.09    92.09   156.58    329.38
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders               104.25   144.64   187.66    272.63       24.25    74.64   127.66    272.63
    optional GMIB - 6% rising floor and BPP riders      112.96   170.59   230.53    356.09       32.96   100.59   170.53    356.09
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders               102.30   138.78   177.87    252.99       22.30    68.78   117.87    252.99
    optional GMIB - 6% rising floor and BPP riders      111.02   164.83   221.08    338.05       31.02    94.83   161.08    338.05
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders               101.07   135.07   171.64    240.40       21.07    65.07   111.64    240.40
    optional GMIB - 6% rising floor and BPP riders      109.79   161.18   215.08    326.47       29.79    91.18   155.08    326.47
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders               102.10   138.16   176.84    250.90       22.10    68.16   116.84    250.90
    optional GMIB - 6% rising floor and BPP riders      110.81   164.22   220.08    336.13       30.81    94.22   160.08    336.13
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders               104.66   145.88   189.72    276.72       24.66    75.88   129.72    276.72
    optional GMIB - 6% rising floor and BPP riders      113.37   171.80   232.51    359.85       33.37   101.80   172.51    359.85
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders               103.64   142.80   184.58    266.47       23.64    72.80   124.58    266.47
    optional GMIB - 6% rising floor and BPP riders      112.35   168.77   227.56    350.43       32.35    98.77   167.56    350.43


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $ 98.61  $127.61  $159.10  $ 214.76      $18.61  $ 57.61  $ 99.10  $ 214.76
    optional BPP and PCR riders                      104.25   144.64   187.66    272.63       24.25    74.64   127.66    272.63
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders             97.49   124.18   153.31    202.80       17.49    54.18    93.31    202.80
    optional BPP and PCR riders                      103.12   141.25   182.00    261.31       23.12    71.25   122.00    261.31
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders             99.33   129.79   162.77    222.30       19.33    59.79   102.77    222.30
    optional BPP and PCR riders                      104.97   146.80   191.25    279.78       24.97    76.80   131.25    279.78
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders             98.51   127.30   158.57    213.67       18.51    57.30    98.57    213.67
    optional BPP and PCR riders                      104.15   144.34   187.15    271.61       24.15    74.34   127.15    271.61
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            105.58   148.64   194.32    285.86       25.58    78.64   134.32    285.86
    optional BPP and PCR riders                      111.22   165.43   222.08    339.96       31.22    95.43   162.08    339.96
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            105.28   147.72   192.79    282.82       25.28    77.72   132.79    282.82
    optional BPP and PCR riders                      110.91   164.52   220.58    337.09       30.91    94.52   160.58    337.09
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            102.92   140.64   180.97    259.24       22.92    70.64   120.97    259.24
    optional BPP and PCR riders                      108.56   157.52   209.04    314.76       28.56    87.52   149.04    314.76
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            102.00   137.85   176.32    249.86       22.00    67.85   116.32    249.86
    optional BPP and PCR riders                      107.63   154.77   204.49    305.88       27.63    84.77   144.49    305.88
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders             99.33   129.79   162.77    222.30       19.33    59.79   102.77    222.30
    optional BPP and PCR riders                      104.97   146.80   191.25    279.78       24.97    76.80   131.25    279.78
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders             96.05   119.81   145.89    187.39       16.05    49.81    85.89    187.39
    optional BPP and PCR riders                      101.69   136.93   174.76    246.71       21.69    66.93   114.76    246.71
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            102.51   139.40   178.91    255.08       22.51    69.40   118.91    255.08
    optional BPP and PCR riders                      108.15   156.30   207.02    310.82       28.15    86.30   147.02    310.82
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            103.23   141.56   182.52    262.34       23.23    71.56   122.52    262.34
    optional BPP and PCR riders                      108.86   158.44   210.55    317.70       28.86    88.44   150.55    317.70
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            102.20   138.47   177.35    251.95       22.20    68.47   117.35    251.95
    optional BPP and PCR riders                      107.84   155.38   205.50    307.86       27.84    85.38   145.50    307.86
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            103.33   141.87   183.04    263.38       23.33    71.87   123.04    263.38
    optional BPP and PCR riders                      108.97   158.74   211.05    318.68       28.97    88.74   151.05    318.68


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                     NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                       1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders              $103.33  $141.87  $183.04  $ 263.38      $23.33  $ 71.87  $123.04  $ 263.38
    optional BPP and PCR riders                         108.97   158.74   211.05    318.68       28.97    88.74   151.05    318.68
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders               103.23   141.56   182.52    262.34       23.23    71.56   122.52    262.34
    optional BPP and PCR riders                         108.86   158.44   210.55    317.70       28.86    88.44   150.55    317.70
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders               100.36   132.90   168.00    232.98       20.36    62.90   108.00    232.98
    optional BPP and PCR riders                         105.99   149.87   196.36    289.90       25.99    79.87   136.36    289.90
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders               103.23   141.56   182.52    262.34       23.23    71.56   122.52    262.34
    optional BPP and PCR riders                         108.86   158.44   210.55    317.70       28.86    88.44   150.55    317.70
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders               101.28   135.69   172.68    242.51       21.28    65.69   112.68    242.51
    optional BPP and PCR riders                         106.92   152.63   200.94    298.92       26.92    82.63   140.94    298.92
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders               100.05   131.97   166.43    229.79       20.05    61.97   106.43    229.79
    optional BPP and PCR riders                         105.69   148.95   194.83    286.87       25.69    78.95   134.83    286.87
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders               101.07   135.07   171.64    240.40       21.07    65.07   111.64    240.40
    optional BPP and PCR riders                         106.71   152.02   199.92    296.92       26.71    82.02   139.92    296.92
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders               103.64   142.80   184.58    266.47       23.64    72.80   124.58    266.47
    optional BPP and PCR riders                         109.27   159.65   212.56    321.61       29.27    89.65   152.56    321.61
Putnam VT International Growth Fund -
  Class IB Shares
    base contract with no optional riders               102.61   139.71   179.42    256.12       22.61    69.71   119.42    256.12
    optional BPP and PCR riders                         108.25   156.60   207.52    311.81       28.25    86.60   147.52    311.81


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $107.33  $143.85  $162.97  $ 302.90      $27.33  $ 83.85  $142.97  $ 302.90
    optional GMIB - 6% rising floor rider            111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            106.20   140.48   157.38    291.91       26.20    80.48   137.38    291.91
    optional GMIB - 6% rising floor rider            110.81   154.22   180.08    336.13       30.81    94.22   160.08    336.13
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            108.04   145.99   166.51    309.83       28.04    85.99   146.51    309.83
    optional GMIB - 6% rising floor rider            112.66   159.68   189.05    353.27       32.66    99.68   169.05    353.27
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            107.22   143.55   162.46    301.91       27.22    83.55   142.46    301.91
    optional GMIB - 6% rising floor rider            111.84   157.25   185.07    345.69       31.84    97.25   165.07    345.69
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            114.30   164.51   196.95    368.24       34.30   104.51   176.95    368.24
    optional GMIB - 6% rising floor rider            118.91   178.03   218.91    409.09       38.91   118.03   198.91    409.09
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            113.99   163.61   195.47    365.45       33.99   103.61   175.47    365.45
    optional GMIB - 6% rising floor rider            118.60   177.13   217.46    406.43       38.60   117.13   197.46    406.43
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            111.63   156.65   184.08    343.78       31.63    96.65   164.08    343.78
    optional GMIB - 6% rising floor rider            116.24   170.23   206.27    385.72       36.24   110.23   186.27    385.72
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            110.71   153.92   179.58    335.17       30.71    93.92   159.58    335.17
    optional GMIB - 6% rising floor rider            115.32   167.53   201.87    377.48       35.32   107.53   181.87    377.48
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            108.04   145.99   166.51    309.83       28.04    85.99   146.51    309.83
    optional GMIB - 6% rising floor rider            112.66   159.68   189.05    353.27       32.66    99.68   169.05    353.27
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            104.76   136.18   150.23    277.74       24.76    76.18   130.23    277.74
    optional GMIB - 6% rising floor rider            109.38   149.96   173.07    322.58       29.38    89.96   153.07    322.58
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            111.22   155.43   182.08    339.96       31.22    95.43   162.08    339.96
    optional GMIB - 6% rising floor rider            115.83   169.03   204.32    382.07       35.83   109.03   184.32    382.07
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
    optional GMIB - 6% rising floor rider            116.55   171.14   207.74    388.45       36.55   111.14   187.74    388.45
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            110.91   154.52   180.58    337.09       30.91    94.52   160.58    337.09
    optional GMIB - 6% rising floor rider            115.53   168.13   202.85    379.32       35.53   108.13   182.85    379.32
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            112.04   157.86   186.07    347.59       32.04    97.86   166.07    347.59
    optional GMIB - 6% rising floor rider            116.65   171.44   208.23    389.36       36.65   111.44   188.23    389.36


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                              NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund -
  Class 2
    base contract with no optional riders       $112.04  $157.86  $186.07  $ 347.59      $32.04  $ 97.86  $166.07  $ 347.59
    optional GMIB - 6% rising floor rider        116.65   171.44   208.23    389.36       36.65   111.44   188.23    389.36
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders        111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
    optional GMIB - 6% rising floor rider        116.55   171.14   207.74    388.45       36.55   111.14   187.74    388.45
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders        109.07   149.05   171.56    319.66       29.07    89.05   151.56    319.66
    optional GMIB - 6% rising floor rider        113.68   162.70   193.99    362.66       33.68   102.70   173.99    362.66
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders        111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
    optional GMIB - 6% rising floor rider        116.55   171.14   207.74    388.45       36.55   111.14   187.74    388.45
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders        109.99   151.79   176.08    328.41       29.99    91.79   156.08    328.41
    optional GMIB - 6% rising floor rider        114.60   165.42   198.43    371.03       34.60   105.42   178.43    371.03
Fidelity(R) VIP Mid Cap Portfolio Service
  Class 2
    base contract with no optional riders        108.76   148.13   170.05    316.72       28.76    88.13   150.05    316.72
    optional GMIB - 6% rising floor rider        113.37   161.80   192.51    359.85       33.37   101.80   172.51    359.85
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders        109.79   151.18   175.08    326.47       29.79    91.18   155.08    326.47
    optional GMIB - 6% rising floor rider        114.40   164.82   197.45    369.17       34.40   104.82   177.45    369.17
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders        112.35   158.77   187.56    350.43       32.35    98.77   167.56    350.43
    optional GMIB - 6% rising floor rider        116.96   172.34   209.69    392.07       36.96   112.34   189.69    392.07
Putnam VT International Growth Fund -
  Class IB Shares
    base contract with no optional riders        111.32   155.74   182.58    340.92       31.32    95.74   162.58    340.92
    optional GMIB - 6% rising floor rider        115.94   169.33   204.81    382.98       35.94   109.33   184.81    382.98


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $105.28  $137.72  $152.79  $ 282.82      $25.28  $ 77.72  $132.79  $ 282.82
    optional GMIB - 6% rising floor and BPP riders   113.99   163.61   195.47    365.45       33.99   103.61   175.47    365.45
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            104.15   134.34   147.15    271.61       24.15    74.34   127.15    271.61
    optional GMIB - 6% rising floor and BPP riders   112.86   160.28   190.04    355.15       32.86   100.28   170.04    355.15
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            105.99   139.87   156.36    289.90       25.99    79.87   136.36    289.90
    optional GMIB - 6% rising floor and BPP riders   114.71   165.72   198.92    371.95       34.71   105.72   178.92    371.95
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            105.17   137.41   152.28    281.81       25.17    77.41   132.28    281.81
    optional GMIB - 6% rising floor and BPP riders   113.89   163.31   194.98    364.52       33.89   103.31   174.98    364.52
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            112.25   158.47   187.06    349.49       32.25    98.47   167.06    349.49
    optional GMIB - 6% rising floor and BPP riders   120.96   183.99   228.53    426.66       40.96   123.99   208.53    426.66
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
    optional GMIB - 6% rising floor and BPP riders   120.65   183.10   227.09    424.05       40.65   123.10   207.09    424.05
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            109.58   150.57   174.07    324.53       29.58    90.57   154.07    324.53
    optional GMIB - 6% rising floor and BPP riders   118.29   176.23   216.01    403.75       38.29   116.23   196.01    403.75
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            108.66   147.82   169.54    315.74       28.66    87.82   149.54    315.74
    optional GMIB - 6% rising floor and BPP riders   117.37   173.54   211.64    395.68       37.37   113.54   191.64    395.68
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            105.99   139.87   156.36    289.90       25.99    79.87   136.36    289.90
    optional GMIB - 6% rising floor and BPP riders   114.71   165.72   198.92    371.95       34.71   105.72   178.92    371.95
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            102.71   130.02   139.94    257.16       22.71    70.02   119.94    257.16
    optional GMIB - 6% rising floor and BPP riders   111.43   156.04   183.08    341.88       31.43    96.04   163.08    341.88
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            109.17   149.35   172.06    320.63       29.17    89.35   152.06    320.63
    optional GMIB - 6% rising floor and BPP riders   117.88   175.03   214.07    400.18       37.88   115.03   194.07    400.18
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            109.89   151.48   175.58    327.44       29.89    91.48   155.58    327.44
    optional GMIB - 6% rising floor and BPP riders   118.60   177.13   217.46    406.43       38.60   117.13   197.46    406.43
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            108.86   148.44   170.55    317.70       28.86    88.44   150.55    317.70
    optional GMIB - 6% rising floor and BPP riders   117.58   174.14   212.61    397.48       37.58   114.14   192.61    397.48
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            109.99   151.79   176.08    328.41       29.99    91.79   156.08    328.41
    optional GMIB - 6% rising floor and BPP riders   118.70   177.43   217.94    407.32       38.70   117.43   197.94    407.32


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                    NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                       1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders              $109.99  $151.79  $176.08  $ 328.41      $29.99  $ 91.79  $156.08  $ 328.41
    optional GMIB - 6% rising floor and BPP riders      118.70   177.43   217.94    407.32       38.70   117.43   197.94    407.32
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders               109.89   151.48   175.58    327.44       29.89    91.48   155.58    327.44
    optional GMIB - 6% rising floor and BPP riders      118.60   177.13   217.46    406.43       38.60   117.13   197.46    406.43
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders               107.02   142.93   161.45    299.91       27.02    82.93   141.45    299.91
    optional GMIB - 6% rising floor and BPP riders      115.73   168.73   203.83    381.15       35.73   108.73   183.83    381.15
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders               109.89   151.48   175.58    327.44       29.89    91.48   155.58    327.44
    optional GMIB - 6% rising floor and BPP riders      118.60   177.13   217.46    406.43       38.60   117.13   197.46    406.43
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders               107.94   145.69   166.01    308.85       27.94    85.69   146.01    308.85
    optional GMIB - 6% rising floor and BPP riders      116.65   171.44   208.23    389.36       36.65   111.44   188.23    389.36
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders               106.71   142.02   159.92    296.92       26.71    82.02   139.92    296.92
    optional GMIB - 6% rising floor and BPP riders      115.42   167.83   202.36    378.40       35.42   107.83   182.36    378.40
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders               107.74   145.08   165.00    306.87       27.74    85.08   145.00    306.87
    optional GMIB - 6% rising floor and BPP riders      116.45   170.84   207.25    387.54       36.45   110.84   187.25    387.54
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders               110.30   152.70   177.58    331.31       30.30    92.70   157.58    331.31
    optional GMIB - 6% rising floor and BPP riders      119.01   178.33   219.39    409.98       39.01   118.33   199.39    409.98
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders               109.27   149.65   172.56    321.61       29.27    89.65   152.56    321.61
    optional GMIB - 6% rising floor and BPP riders      117.99   175.33   214.55    401.07       37.99   115.33   194.55    401.07


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $104.25  $134.64  $147.66  $ 272.63      $24.25  $ 74.64  $127.66  $ 272.63
    optional BPP and PCR riders                      109.89   151.48   175.58    327.44       29.89    91.48   155.58    327.44
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            103.12   131.25   142.00    261.31       23.12    71.25   122.00    261.31
    optional BPP and PCR riders                      108.76   148.13   170.05    316.72       28.76    88.13   150.05    316.72
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            104.97   136.80   151.25    279.78       24.97    76.80   131.25    279.78
    optional BPP and PCR riders                      110.61   153.61   179.08    334.20       30.61    93.61   159.08    334.20
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            104.15   134.34   147.15    271.61       24.15    74.34   127.15    271.61
    optional BPP and PCR riders                      109.79   151.18   175.08    326.47       29.79    91.18   155.08    326.47
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            111.22   155.43   182.08    339.96       31.22    95.43   162.08    339.96
    optional BPP and PCR riders                      116.86   172.04   209.20    391.17       36.86   112.04   189.20    391.17
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            110.91   154.52   180.58    337.09       30.91    94.52   160.58    337.09
    optional BPP and PCR riders                      116.55   171.14   207.74    388.45       36.55   111.14   187.74    388.45
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            108.56   147.52   169.04    314.76       28.56    87.52   149.04    314.76
    optional BPP and PCR riders                      114.19   164.21   196.46    367.32       34.19   104.21   176.46    367.32
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            107.63   144.77   164.49    305.88       27.63    84.77   144.49    305.88
    optional BPP and PCR riders                      113.27   161.49   192.02    358.91       33.27   101.49   172.02    358.91
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            104.97   136.80   151.25    279.78       24.97    76.80   131.25    279.78
    optional BPP and PCR riders                      110.61   153.61   179.08    334.20       30.61    93.61   159.08    334.20
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            101.69   126.93   134.76    246.71       21.69    66.93   114.76    246.71
    optional BPP and PCR riders                      107.33   143.85   162.97    302.90       27.33    83.85   142.97    302.90
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            108.15   146.30   167.02    310.82       28.15    86.30   147.02    310.82
    optional BPP and PCR riders                      113.78   163.00   194.49    363.59       33.78   103.00   174.49    363.59
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            108.86   148.44   170.55    317.70       28.86    88.44   150.55    317.70
    optional BPP and PCR riders                      114.50   165.12   197.94    370.10       34.50   105.12   177.94    370.10
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            107.84   145.38   165.50    307.86       27.84    85.38   145.50    307.86
    optional BPP and PCR riders                      113.48   162.10   193.01    360.79       33.48   102.10   173.01    360.79
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            108.97   148.74   171.05    318.68       28.97    88.74   151.05    318.68
    optional BPP and PCR riders                      114.60   165.42   198.43    371.03       34.60   105.42   178.43    371.03


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders          $108.97  $148.74  $171.05  $ 318.68      $28.97  $ 88.74  $151.05  $ 318.68
    optional BPP and PCR riders                     114.60   165.42   198.43    371.03       34.60   105.42   178.43    371.03
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           108.86   148.44   170.55    317.70       28.86    88.44   150.55    317.70
    optional BPP and PCR riders                     114.50   165.12   197.94    370.10       34.50   105.12   177.94    370.10
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           105.99   139.87   156.36    289.90       25.99    79.87   136.36    289.90
    optional BPP and PCR riders                     111.63   156.65   184.08    343.78       31.63    96.65   164.08    343.78
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           108.86   148.44   170.55    317.70       28.86    88.44   150.55    317.70
    optional BPP and PCR riders                     114.50   165.12   197.94    370.10       34.50   105.12   177.94    370.10
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders           106.92   142.63   160.94    298.92       26.92    82.63   140.94    298.92
    optional BPP and PCR riders                     112.55   159.38   188.55    352.32       32.55    99.38   168.55    352.32
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           105.69   138.95   154.83    286.87       25.69    78.95   134.83    286.87
    optional BPP and PCR riders                     111.32   155.74   182.58    340.92       31.32    95.74   162.58    340.92
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           106.71   142.02   159.92    296.92       26.71    82.02   139.92    296.92
    optional BPP and PCR riders                     112.35   158.77   187.56    350.43       32.35    98.77   167.56    350.43
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders           109.27   149.65   172.56    321.61       29.27    89.65   152.56    321.61
    optional BPP and PCR riders                     114.91   166.32   199.91    373.80       34.91   106.32   179.91    373.80
Putnam VT International Growth Fund -
  Class IB Shares
    base contract with no optional riders           108.25   146.60   167.52    311.81       28.25    86.60   147.52    311.81
    optional BPP and PCR riders                     113.89   163.31   194.98    364.52       33.89   103.31   174.98    364.52


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $104.76  $136.18  $150.23  $ 277.74      $24.76  $ 76.18  $130.23  $ 277.74
    optional GMIB - 6% rising floor rider            109.38   149.96   173.07    322.58       29.38    89.96   153.07    322.58
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            103.64   132.80   144.58    266.47       23.64    72.80   124.58    266.47
    optional GMIB - 6% rising floor rider            108.25   146.60   167.52    311.81       28.25    86.60   147.52    311.81
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            105.48   138.33   153.81    284.85       25.48    78.33   133.81    284.85
    optional GMIB - 6% rising floor rider            110.09   152.09   176.58    329.38       30.09    92.09   156.58    329.38
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            104.66   135.88   149.72    276.72       24.66    75.88   129.72    276.72
    optional GMIB - 6% rising floor rider            109.27   149.65   172.56    321.61       29.27    89.65   152.56    321.61
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            111.73   156.95   184.57    344.74       31.73    96.95   164.57    344.74
    optional GMIB - 6% rising floor rider            116.35   170.54   206.76    386.63       36.35   110.54   186.76    386.63
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            111.43   156.04   183.08    341.88       31.43    96.04   163.08    341.88
    optional GMIB - 6% rising floor rider            116.04   169.63   205.30    383.90       36.04   109.63   185.30    383.90
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            109.07   149.05   171.56    319.66       29.07    89.05   151.56    319.66
    optional GMIB - 6% rising floor rider            113.68   162.70   193.99    362.66       33.68   102.70   173.99    362.66
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            108.15   146.30   167.02    310.82       28.15    86.30   147.02    310.82
    optional GMIB - 6% rising floor rider            112.76   159.98   189.54    354.21       32.76    99.98   169.54    354.21
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            105.48   138.33   153.81    284.85       25.48    78.33   133.81    284.85
    optional GMIB - 6% rising floor rider            110.09   152.09   176.58    329.38       30.09    92.09   156.58    329.38
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            102.20   128.47   137.35    251.95       22.20    68.47   117.35    251.95
    optional GMIB - 6% rising floor rider            106.81   142.32   160.43    297.92       26.81    82.32   140.43    297.92
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            108.66   147.82   169.54    315.74       28.66    87.82   149.54    315.74
    optional GMIB - 6% rising floor rider            113.27   161.49   192.02    358.91       33.27   101.49   172.02    358.91
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            109.38   149.96   173.07    322.58       29.38    89.96   153.07    322.58
    optional GMIB - 6% rising floor rider            113.99   163.61   195.47    365.45       33.99   103.61   175.47    365.45
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            108.35   146.91   168.03    312.79       28.35    86.91   148.03    312.79
    optional GMIB - 6% rising floor rider            112.96   160.59   190.53    356.09       32.96   100.59   170.53    356.09
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            109.48   150.26   173.57    323.56       29.48    90.26   153.57    323.56
    optional GMIB - 6% rising floor rider            114.09   163.91   195.97    366.39       34.09   103.91   175.97    366.39


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders          $109.48  $150.26  $173.57  $ 323.56      $29.48  $ 90.26  $153.57  $ 323.56
    optional GMIB - 6% rising floor rider           114.09   163.91   195.97    366.39       34.09   103.91   175.97    366.39
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           109.38   149.96   173.07    322.58       29.38    89.96   153.07    322.58
    optional GMIB - 6% rising floor rider           113.99   163.61   195.47    365.45       33.99   103.61   175.47    365.45
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           106.51   141.40   158.91    294.92       26.51    81.40   138.91    294.92
    optional GMIB - 6% rising floor rider           111.12   155.13   181.58    339.01       31.12    95.13   161.58    339.01
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           109.38   149.96   173.07    322.58       29.38    89.96   153.07    322.58
    optional GMIB - 6% rising floor rider           113.99   163.61   195.47    365.45       33.99   103.61   175.47    365.45
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders           107.43   144.16   163.48    303.89       27.43    84.16   143.48    303.89
    optional GMIB - 6% rising floor rider           112.04   157.86   186.07    347.59       32.04    97.86   166.07    347.59
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           106.20   140.48   157.38    291.91       26.20    80.48   137.38    291.91
    optional GMIB - 6% rising floor rider           110.81   154.22   180.08    336.13       30.81    94.22   160.08    336.13
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           107.22   143.55   162.46    301.91       27.22    83.55   142.46    301.91
    optional GMIB - 6% rising floor rider           111.84   157.25   185.07    345.69       31.84    97.25   165.07    345.69
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders           109.79   151.18   175.08    326.47       29.79    91.18   155.08    326.47
    optional GMIB - 6% rising floor rider           114.40   164.82   197.45    369.17       34.40   104.82   177.45    369.17
Putnam VT International Growth Fund -
  Class IB Shares
    base contract with no optional riders           108.76   148.13   170.05    316.72       28.76    88.13   150.05    316.72
    optional GMIB - 6% rising floor rider           113.37   161.80   192.51    359.85       33.37   101.80   172.51    359.85


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ...


                                                                                                   NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $102.71  $130.02  $139.94  $ 257.16        $22.71  $ 70.02  $119.94  $ 257.16
    optional GMIB - 6% rising floor and BPP riders   111.43   156.04   183.08    341.88         31.43    96.04   163.08    341.88
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            101.59   126.62   134.24    245.66         21.59    66.62   114.24    245.66
    optional GMIB - 6% rising floor and BPP riders   110.30   152.70   177.58    331.31         30.30    92.70   157.58    331.31
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            103.43   132.18   143.55    264.41         23.43    72.18   123.55    264.41
    optional GMIB - 6% rising floor and BPP riders   112.14   158.16   186.56    348.54         32.14    98.16   166.56    348.54
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            102.61   129.71   139.42    256.12         22.61    69.71   119.42    256.12
    optional GMIB - 6% rising floor and BPP riders   111.32   155.74   182.58    340.92         31.32    95.74   162.58    340.92
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            109.68   150.87   174.57    325.50         29.68    90.87   154.57    325.50
    optional GMIB - 6% rising floor and BPP riders   118.40   176.53   216.49    404.65         38.40   116.53   196.49    404.65
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            109.38   149.96   173.07    322.58         29.38    89.96   153.07    322.58
    optional GMIB - 6% rising floor and BPP riders   118.09   175.63   215.04    401.97         38.09   115.63   195.04    401.97
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            107.02   142.93   161.45    299.91         27.02    82.93   141.45    299.91
    optional GMIB - 6% rising floor and BPP riders   115.73   168.73   203.83    381.15         35.73   108.73   183.83    381.15
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            106.10   140.18   156.87    290.90         26.10    80.18   136.87    290.90
    optional GMIB - 6% rising floor and BPP riders   114.81   166.02   199.41    372.88         34.81   106.02   179.41    372.88
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            103.43   132.18   143.55    264.41         23.43    72.18   123.55    264.41
    optional GMIB - 6% rising floor and BPP riders   112.14   158.16   186.56    348.54         32.14    98.16   166.56    348.54
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            100.15   122.28   126.95    230.85         20.15    62.28   106.95    230.85
    optional GMIB - 6% rising floor and BPP riders   108.86   148.44   170.55    317.70         28.86    88.44   150.55    317.70
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            106.61   141.71   159.42    295.92         26.61    81.71   139.42    295.92
    optional GMIB - 6% rising floor and BPP riders   115.32   167.53   201.87    377.48         35.32   107.53   181.87    377.48
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            107.33   143.85   162.97    302.90         27.33    83.85   142.97    302.90
    optional GMIB - 6% rising floor and BPP riders   116.04   169.63   205.30    383.90         36.04   109.63   185.30    383.90
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            106.30   140.79   157.89    292.91         26.30    80.79   137.89    292.91
    optional GMIB - 6% rising floor and BPP riders   115.01   166.62   200.40    374.72         35.01   106.62   180.40    374.72
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            107.43   144.16   163.48    303.89         27.43    84.16   143.48    303.89
    optional GMIB - 6% rising floor and BPP riders   116.14   169.93   205.79    384.81         36.14   109.93   185.79    384.81


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                    NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                       1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders              $107.43  $144.16  $163.48  $ 303.89      $27.43  $ 84.16  $143.48  $ 303.89
    optional GMIB - 6% rising floor and BPP riders      116.14   169.93   205.79    384.81       36.14   109.93   185.79    384.81
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders               107.33   143.85   162.97    302.90       27.33    83.85   142.97    302.90
    optional GMIB - 6% rising floor and BPP riders      116.04   169.63   205.30    383.90       36.04   109.63   185.30    383.90
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders               104.46   135.26   148.69    274.68       24.46    75.26   128.69    274.68
    optional GMIB - 6% rising floor and BPP riders      113.17   161.19   191.52    357.97       33.17   101.19   171.52    357.97
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders               107.33   143.85   162.97    302.90       27.33    83.85   142.97    302.90
    optional GMIB - 6% rising floor and BPP riders      116.04   169.63   205.30    383.90       36.04   109.63   185.30    383.90
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders               105.38   138.03   153.30    283.84       25.38    78.03   133.30    283.84
    optional GMIB - 6% rising floor and BPP riders      114.09   163.91   195.97    366.39       34.09   103.91   175.97    366.39
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders               104.15   134.34   147.15    271.61       24.15    74.34   127.15    271.61
    optional GMIB - 6% rising floor and BPP riders      112.86   160.28   190.04    355.15       32.86   100.28   170.04    355.15
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders               105.17   137.41   152.28    281.81       25.17    77.41   132.28    281.81
    optional GMIB - 6% rising floor and BPP riders      113.89   163.31   194.98    364.52       33.89   103.31   174.98    364.52
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders               107.74   145.08   165.00    306.87       27.74    85.08   145.00    306.87
    optional GMIB - 6% rising floor and BPP riders      116.45   170.84   207.25    387.54       36.45   110.84   187.25    387.54
Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders               106.71   142.02   159.92    296.92       26.71    82.02   139.92    296.92
    optional GMIB - 6% rising floor and BPP riders      115.42   167.83   202.36    378.40       35.42   107.83   182.36    378.40


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ...


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders           $101.69  $126.93  $134.76  $ 246.71      $21.69  $ 66.93  $114.76  $ 246.71
    optional BPP and PCR riders                      107.33   143.85   162.97    302.90       27.33    83.85   142.97    302.90
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders            100.56   123.52   129.04    235.11       20.56    63.52   109.04    235.11
    optional BPP and PCR riders                      106.20   140.48   157.38    291.91       26.20    80.48   137.38    291.91
AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
    base contract with no optional riders            102.41   129.09   138.39    254.04       22.41    69.09   118.39    254.04
    optional BPP and PCR riders                      108.04   145.99   166.51    309.83       28.04    85.99   146.51    309.83
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders            101.59   126.62   134.24    245.66       21.59    66.62   114.24    245.66
    optional BPP and PCR riders                      107.22   143.55   162.46    301.91       27.22    83.55   142.46    301.91
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
    base contract with no optional riders            108.66   147.82   169.54    315.74       28.66    87.82   149.54    315.74
    optional BPP and PCR riders                      114.30   164.51   196.95    368.24       34.30   104.51   176.95    368.24
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders            108.35   146.91   168.03    312.79       28.35    86.91   148.03    312.79
    optional BPP and PCR riders                      113.99   163.61   195.47    365.45       33.99   103.61   175.47    365.45
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders            105.99   139.87   156.36    289.90       25.99    79.87   136.36    289.90
    optional BPP and PCR riders                      111.63   156.65   184.08    343.78       31.63    96.65   164.08    343.78
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            105.07   137.11   151.77    280.79       25.07    77.11   131.77    280.79
    optional BPP and PCR riders                      110.71   153.92   179.58    335.17       30.71    93.92   159.58    335.17
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            102.41   129.09   138.39    254.04       22.41    69.09   118.39    254.04
    optional BPP and PCR riders                      108.04   145.99   166.51    309.83       28.04    85.99   146.51    309.83
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders             99.13   119.17   121.72    220.15       19.13    59.17   101.72    220.15
    optional BPP and PCR riders                      104.76   136.18   150.23    277.74       24.76    76.18   130.23    277.74
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders            105.58   138.64   154.32    285.86       25.58    78.64   134.32    285.86
    optional BPP and PCR riders                      111.22   155.43   182.08    339.96       31.22    95.43   162.08    339.96
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders            106.30   140.79   157.89    292.91       26.30    80.79   137.89    292.91
    optional BPP and PCR riders                      111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders            105.28   137.72   152.79    282.82       25.28    77.72   132.79    282.82
    optional BPP and PCR riders                      110.91   154.52   180.58    337.09       30.91    94.52   160.58    337.09
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders            106.40   141.10   158.40    293.92       26.40    81.10   138.40    293.92
    optional BPP and PCR riders                      112.04   157.86   186.07    347.59       32.04    97.86   166.07    347.59


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders          $106.40  $141.10  $158.40  $ 293.92      $26.40  $ 81.10  $138.40  $ 293.92
    optional BPP and PCR riders                     112.04   157.86   186.07    347.59       32.04    97.86   166.07    347.59
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           106.30   140.79   157.89    292.91       26.30    80.79   137.89    292.91
    optional BPP and PCR riders                     111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           103.43   132.18   143.55    264.41       23.43    72.18   123.55    264.41
    optional BPP and PCR riders                     109.07   149.05   171.56    319.66       29.07    89.05   151.56    319.66
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           106.30   140.79   157.89    292.91       26.30    80.79   137.89    292.91
    optional BPP and PCR riders                     111.94   157.56   185.57    346.64       31.94    97.56   165.57    346.64
Evergreen VA Strategic Income Fund - Class 2
    base contract with no optional riders           104.35   134.95   148.18    273.66       24.35    74.95   128.18    273.66
    optional BPP and PCR riders                     109.99   151.79   176.08    328.41       29.99    91.79   156.08    328.41
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           103.12   131.25   142.00    261.31       23.12    71.25   122.00    261.31
    optional BPP and PCR riders                     108.76   148.13   170.05    316.72       28.76    88.13   150.05    316.72
FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           104.15   134.34   147.15    271.61       24.15    74.34   127.15    271.61
    optional BPP and PCR riders                     109.79   151.18   175.08    326.47       29.79    91.18   155.08    326.47
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
    base contract with no optional riders           106.71   142.02   159.92    296.92       26.71    82.02   139.92    296.92
    optional BPP and PCR riders                     112.35   158.77   187.56    350.43       32.35    98.77   167.56    350.43
Putnam VT International Growth Fund -
  Class IB Shares
    base contract with no optional riders           105.69   138.95   154.83    286.87       25.69    78.95   134.83    286.87
    optional BPP and PCR riders                     111.32   155.74   182.58    340.92       31.32    95.74   162.58    340.92


* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                           2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                $1.05   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                                      $1.11   $1.05   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          99      82      --      --      --      --      --
Ratio of operating expense to average net assets                              1.25%   1.25%   1.25%      --      --      --      --

SUBACCOUNT ESI(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                $1.38   $1.33   $1.33   $1.33   $1.24   $1.17   $1.00
Accumulation unit value at end of period                                      $1.47   $1.38   $1.33   $1.33   $1.33   $1.24   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       8,923   9,498   8,127   5,689   2,544   1,377     414
Ratio of operating expense to average net assets                              1.40%   1.40%   1.40%   1.40%   1.40%   1.50%   1.50%

SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $1.09   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,363     688      --      --      --      --      --
Ratio of operating expense to average net assets                              1.60%   1.60%      --      --      --      --      --

SUBACCOUNT UCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $1.06   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         554      53      --      --      --      --      --
Ratio of operating expense to average net assets                              1.00%   1.00%      --      --      --      --      --

SUBACCOUNT UCMG2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $1.00   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $1.01   $1.00      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,828      --      --      --      --      --      --
Ratio of operating expense to average net assets                              1.10%   1.10%      --      --      --      --      --

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $1.05   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                                      $1.08   $1.05   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,250      --      --      --      --      --      --
Ratio of operating expense to average net assets                              1.25%   1.25%   1.25%      --      --      --      --

SUBACCOUNT UCMG4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,857    618       --      --      --      --      --
Ratio of operating expense to average net assets                              1.35%   1.35%      --      --      --      --      --

SUBACCOUNT EMS(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $1.24   $1.18   $1.15   $1.11   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                      $1.26   $1.24   $1.18   $1.15   $1.11   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       8,409   4,421     941     749     231     241     132
Ratio of operating expense to average net assets                              1.40%   1.40%   1.40%   1.40%   1.40%   1.50%   1.50%

SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      11,399  11,511      --      --      --      --      --
Ratio of operating expense to average net assets                              1.60%   1.60%      --      --      --      --      --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                $1.00   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                                      $1.01   $1.00   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         342     244      --      --      --      --      --
Ratio of operating expense to average net assets                              1.25%   1.25%   1.25%      --      --      --      --

              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                           2001    2000     1999    1998     1997   1996    1995
SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                $1.08   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.09   $1.08      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         115       7      --      --      --      --     --
Ratio of operating expense to average net assets                              1.40%   1.40%      --      --      --      --     --

SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                $1.07   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.08   $1.07      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         367      52      --      --      --      --     --
Ratio of operating expense to average net assets                              1.60%   1.60%      --      --      --      --     --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                $1.08   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.08   $1.08      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          34       3      --      --      --      --     --
Ratio of operating expense to average net assets                              1.65%   1.65%      --      --      --      --     --

SUBACCOUNT UNDM1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $0.92   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $0.76   $0.92      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         20      --       --      --      --      --     --
Ratio of operating expense to average net assets                              1.00%   1.00%      --      --      --      --     --

SUBACCOUNT UNDM2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $0.92   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $0.76   $0.92      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          81      --      --      --      --      --     --
Ratio of operating expense to average net assets                              1.10%   1.10%      --      --      --      --     --

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $1.03   $1.15   $1.00      --      --      --     --
Accumulation unit value at end of period                                      $0.85   $1.03   $1.15      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       3,478   1,937      --      --      --      --     --
Ratio of operating expense to average net assets                              1.25%   1.25%   1.25%      --      --      --     --

SUBACCOUNT UNDM4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $0.92   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $0.75   $0.92      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         193      32      --      --      --      --     --
Ratio of operating expense to average net assets                              1.35%   1.35%      --      --      --      --     --

SUBACCOUNT EGD(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $1.54   $1.72   $1.32   $1.05   $1.00      --     --
Accumulation unit value at end of period                                      $1.27   $1.54   $1.72   $1.32   $1.05      --     --
Number of accumulation units outstanding at end of period (000 omitted)       4,237   3,717   2,141   1,108      69      --     --
Ratio of operating expense to average net assets                              1.40%   1.40%   1.40%   1.40%   1.40%      --     --

SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $0.90   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $0.74   $0.90      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       2,896   2,468      --      --      --      --     --
Ratio of operating expense to average net assets                              1.60%   1.60%      --      --      --      --     --

SUBACCOUNT WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $0.86   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $0.70   $0.86      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         701     483      --      --      --      --     --
Ratio of operating expense to average net assets                              1.65%   1.65%      --      --      --      --     --

SUBACCOUNT WMDC6(8) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         522      --      --      --      --      --     --
Ratio of operating expense to average net assets                              1.25%      --      --      --      --      --     --

              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                           2001    2000    1999     1998    1997    1996   1995
SUBACCOUNT WMDC5(8) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          94      --      --      --      --      --     --
Ratio of operating expense to average net assets                              1.40%      --      --      --      --      --     --

SUBACCOUNT WMDC2(8) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)           8      --      --      --      --      --     --
Ratio of operating expense to average net assets                              1.65%      --      --      --      --      --     --

SUBACCOUNT UMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.09   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.16   $1.09      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          61      21      --      --      --      --     --
Ratio of operating expense to average net assets                              1.00%   1.00%      --      --      --      --     --

SUBACCOUNT UMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.09   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.16   $1.09      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       1,321       7      --      --      --      --     --
Ratio of operating expense to average net assets                              1.10%   1.10%      --      --      --      --     --

SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.16   $1.03   $1.00      --      --      --     --
Accumulation unit value at end of period                                      $1.22   $1.16   $1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         252      --      --      --      --      --     --
Ratio of operating expense to average net assets                              1.25%   1.25%   1.25%      --      --      --     --

SUBACCOUNT UMSS4(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.09   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.15   $1.09      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       1,374      15      --      --      --      --     --
Ratio of operating expense to average net assets                              1.35%   1.35%      --      --      --      --     --

SUBACCOUNT EMU(9) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.17   $1.05   $1.00      --      --      --     --
Accumulation unit value at end of period                                      $1.23   $1.17   $1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         546     170      31      --      --      --     --
Ratio of operating expense to average net assets                              1.40%   1.40%   1.40%      --      --      --     --

SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.19   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.25   $1.19      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        473      79       --      --      --      --     --
Ratio of operating expense to average net assets                              1.60%   1.60%      --      --      --      --     --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.11   $1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $1.17   $1.11      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         41       3       --      --      --      --     --
Ratio of operating expense to average net assets                              1.65%   1.65%      --      --      --      --     --

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $1.15   $1.29   $1.00      --      --      --     --
Accumulation unit value at end of period                                      $0.90   $1.15   $1.29      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       4,731   2,474      --      --      --      --     --
Ratio of operating expense to average net assets                              1.25%   1.25%   1.25%      --      --      --     --

SUBACCOUNT EPL(9) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $1.19   $1.33   $1.00      --      --      --     --
Accumulation unit value at end of period                                      $0.93   $1.19   $1.33      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       1,775   2,192     347      --      --      --     --
Ratio of operating expense to average net assets                              1.40%   1.40%   1.40%      --      --      --     --

              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                           2001    2000     1999    1998    1997    1996    1995
SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $0.75   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $0.59   $0.75      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         730     499      --      --      --      --      --
Ratio of operating expense to average net assets                              1.65%   1.65%      --      --      --      --      --


(1)  Operations commenced on Nov. 9, 1999.

(2)  Operations commenced on Feb. 21, 1995.

(3)  Operations commenced on Feb. 11, 2000.

(4)  Operations commenced on May 30, 2000.

(5)  The subaccount had no contract activity as of Dec. 31, 2000.

(6)  Operations commenced on March 3, 2000.

(7)  Operations commenced on Oct. 29, 1997.

(8)  Operations commenced on May 1, 2001.

(9)  Operations commenced on Sept. 22, 1999.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,

-    MAV death benefit fee,

-    EDB fee,

-    GMIB - MAV fee,

-    GMIB - 6% Rising Floor fee,

-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT                 INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
UBND1         ESI          AXP(R) Variable                Objective: high level ofcurrent          IDS Life Insurance Company
UBND2         UBND6        Portfolio - Bond Fund          income while conserving the value        (IDS Life), investment manager;
PBND1         SBND1                                       of the investment and continuing a       American Express Financial
UBND5         UBND7                                       high level  of income for the            Corporation (AEFC),  investment
UBND4         UBND8                                       longest time period. Invests             adviser.
                                                          primarily in bonds and other
                                                          debt obligations.

UCMG1         EMS          AXP(R) Variable Portfolio -    Objective: maximumcurrent income         IDS Life Insurance Company
UCMG2         UCMG6        Cash Management Fund           consistent with liquidity and            (IDS Life), investment manager;
PCMG1         SCMG1                                       stability of principal. Invests          American Express Financial
UCMG5         UCMG7                                       primarily in money  market               Corporation (AEFC),  investment
UCMG4         UCMG8                                       securities.                              adviser.

UDEI1         WDEI5        AXP(R) Variable Portfolio -    Objective: high level of current         IDS Life Insurance Company
UDEI2         UDEI6        Diversified Equity             income and, as a secondary goal,         (IDS Life), investment manager;
PDEI1         SDEI1        Income Fund                    steady growth  of capital. Invests       American Express Financial
UDEI5         WDEI2                                       primarily in dividend-paying common      Corporation (AEFC),  investment
UDEI4         UDEI8                                       and preferred stocks.                    adviser.

UNDM1         EGD          AXP(R) Variable Portfolio -    Objective: long-term growth of           IDS Life Insurance Company
UNDM2         UNDM6        NEW DIMENSIONS FUND(R)         capital. Invests primarily in            (IDS Life), investment manager;
PNDM1         SNDM1                                       common stocks showing potential for      American Express Financial
UNDM5         WNDM2                                       significant growth.                      Corporation (AEFC), adviser.
UNDM4         UNDM8

USVA1         WSVA5        AXP(R) Variable Portfolio -    Objective: long-term capital             IDS Life Insurance Company
USVA2         USVA6        Partners Small Cap             appreciation. Non-diversified fund       (IDS Life), investment manager;
WSVA6         WSVA8        Value Fund                     that invests primarily in equity         American Express Financial
USVA5         WSVA2                                       securities.                              Corp. (AEFC), investment
USVA4         USVA8                                                                                adviser; Royce & Associates,
                                                                                                   LLC., Third Avenue Management
                                                                                                   LLC and National City
                                                                                                   Investment Company, subadvisers.

UABA1         WABA5        AIM V.I. Basic Value Fund,     Objective: long-term growth of           AIM Advisors, Inc.
UABA2         UABA6        Series II Shares               capital. Invests at least 65% of
UABA3         WABA8                                       its total assets in equity
UABA5         UABA7                                       securities of U.S. issuers that
UABA4         UABA8                                       have market capitalizations of
                                                          greater than $500 million and are
                                                          believed to be undervalued in
                                                          relation to long-term earning
                                                          power or other factors.

UEBC1         WEBC5        Evergreen VA Blue Chip         Objective: capital growth with the       Evergreen Investment Management
UEBC2         UEBC6        Fund - Class 2                 potential for income. The Fund           Company, LLC
UEBC3         WEBC8                                       seeks to achieve its goal by
UEBC5         UEBC7                                       investing at least 80% of its
UEBC4         UEBC8                                       assets in common |stocks of well
                                                          established, large U.S. companies
                                                          representing a broad range of
                                                          industries.

UECG1         WECG5        Evergreen VA Capital           Objective: long-term capital             Evergreen Investment Management
UECG2         UECG6        Growth Fund - Class 2          growth.  The Fund seeks to achieve       Company, LLC; Pilgrim Baxter
UECG3         WECG8                                       its goal by investing primarily in       Value Investors, Inc. is the
UECG5         UECG7                                       common stocks of large U.S.              sub-investment adviser.
UECG4         UECG8                                       companies, which the portfolio
                                                          managers believe have the potential
                                                          for capital growth over the
                                                          intermediate- and long-term.

              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       38

SUBACCOUNT                 INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
UECB1         WECB5        Evergreen VA Core              Objective: The Fund seeks to             Evergreen Investment
UECB2         UECB6        Bond Fund - Class 2            maximize total return through a          Management Company, LLC
UECB3         WECB8                                       combination of capital growth and
UECB5         UECB7                                       current income.  The Fund invests
UECB4         UECB8                                       primarily in  U.S. dollar denominated
                                                          investment grade debt securities
                                                          issued or guaranteed by the U.S.
                                                          Treasury or by an agency or
                                                          instrumentality of the U.S.
                                                          Government, corporate bonds,
                                                          mortgage-backed securities,
                                                          asset-backed securities, and other
                                                          income producing securities.

UEEI1         WEEI5        Evergreen VA Equity            Objective: achieve price and yield       Evergreen Investment
UEEI2         UEEI6        Index Fund - Class 2           performance similar to the S&P 500       Management Company, LLC
UEEI3         WEEI8                                       Index. The Fund seeks to achieve
UEEI5         UEEI7                                       its goal by investing substantially
UEEI4         UEEI8                                       all of its assets in equity
                                                          securities that represent a
                                                          composite of the S&P 500 Index.

UEFF1         WEFF5        Evergreen VA                   Objective: capital growth and            Evergreen Investment
UEFF2         UEFF6        Foundation Fund - Class 2      current income. The Fund seeks to        Management Company, LLC
UEFF3         WEFF8                                       achieve its goal by investing in a
UEFF5         UEFF7                                       combination of equity and debt
UEFF4         UEFF8                                       securities. Under normal conditions,
                                                          the Fund will invest at least
                                                          25% of its assets in debt securities
                                                          and the remainder in equity
                                                          securities.

UEGO1         WEGO5        Evergreen VA Global            Objective: long-term capital             Evergreen Investment
UEGO2         UEGO6        Leaders Fund - Class 2         growth. Invests primarily in a           Management Company, LLC
UEGO3         WEGO8                                       diversified portfolio of equity
UEGO5         UEGO7                                       securities of companies located in
UEGO4         UEGO8                                       the world's major industrialized
                                                          countries. The Fund will make
                                                          investments in no less than three
                                                          countries, which may include the
                                                          U.S., but may invest more than 25%
                                                          of its assets in one country.

UEGR1         WEGR5        Evergreen VA                   Objective: long-term capital             Evergreen Investment
UEGR2         UEGR6        Growth Fund - Class 2          growth.  The Fund seeks to achieve       Management Company, LLC
UEGR3         WEGR8                                       its goal by investing at least 75%
UEGR5         UEGR7                                       of its assets in common stocks of
UEGR4         UEGR8                                       small- and  medium-sized companies
                                                          whose market capitalizations at
                                                          time of purchase falls within the
                                                          range of those tracked by the
                                                          Russell 2000 Growth Index.

UEHI1         WEHI5        Evergreen VA                   Objective: high level of current         Evergreen Investment
UEHI2         UEHI6        High Income Fund - Class 2     income, with capital growth as           Management Company, LLC
UEHI3         WEHI8                                       secondary objective. The Fund seeks
UEHI5         UEHI7                                       to achieve its goal by investing
UEHI4         UEHI8                                       primarily in both low-rated and
                                                          high-rated fixed-income securities,
                                                          including debt securities,
                                                          convertible securities, and preferred
                                                          stocks that are consistent with its
                                                          primary  investment objective of high
                                                          current income.



              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
UEIG1         WEIG5        Evergreen VA International     Objective: long-term capital             Evergreen Investment
UEIG2         UEIG6        Growth Fund - Class 2          growth, with modest income as a          Management Company, LLC
UEIG3         WEIG8                                       secondary objective. The Fund seeks
UEIG5         UEIG7                                       to achieve its goal by investing
UEIG4         UEIG8                                       primarily in equity securities
                                                          issued by established, quality
                                                          non-U.S. companies located in
                                                          countries with developed markets
                                                          and may  purchase securities across
                                                          all market capitalizations. The
                                                          Fund may also invest in emerging
                                                          markets.

UEMA1         WEMA5        Evergreen VA                   Objective: long-term capital             Evergreen Investment
UEMA2         UEMA6        Masters Fund - Class 2         growth.  The portfolio's assets are      Management Company, LLC,
UEMA3         WEMA8                                       invested on an approximately equal       investment adviser;  MFS
UEMA5         UEMA7                                       basis among the following four           Institutional Advisors, Inc.,
UEMA4         UEMA8                                       styles, each implemented by a            OppenheimerFunds, Inc. and
                                                          different sub-investment adviser:        Putnam Investment Management,
                                                          1) equity securities of U.S. and         LLC sub-investment advisers.
                                                          foreign companies that are
                                                          temporarily undervalued; 2) equity
                                                          securities expected to show growth
                                                          above that of the overall economy and
                                                          inflation;  3) blended growth and
                                                          value-oriented strategy focusing on
                                                          foreign and domestic large-cap
                                                          equity securities; and 4) growth
                                                          oriented strategy focusing on
                                                          large-cap equity securities of U.S.
                                                          and foreign issuers.

UEOE1         WEOE5        Evergreen VA                   Objective: long-term capital             Evergreen Investment
UEOE2         UEOE6        Omega Fund - Class 2           growth. Invests primarily in common      Management Company, LLC
UEOE3         WEOE8                                       stocks and securities convertible
UEOE5         UEOE7                                       into common stocks of U.S.
UEOE4         UEOE8                                       companies across all market
                                                          capitalizations.

UESM1         WESM5        Evergreen VA Small Cap         Objective: capital growth in the         Evergreen Investment
UESM2         UESM6        Value Fund - Class 2           value of its shares. The Fund seeks      Management Company, LLC
UESM3         WESM8                                       to achieve its goal by investings
UESM5         UESM7                                       at least 80% of  its assets in
UESM4         UESM8                                       common stocks of  small U.S.
                                                          companies whose market
                                                          capitalizations at the time of
                                                          purchase fall within the range
                                                          tracked by the Russell 2000(R)
                                                          Index.

UEST1         WEST5        Evergreen VA Strategic         Objective: high current income from      Evergreen Investment
UEST2         UEST6        Income Fund - Class 2          interest on debt securities with a       Management Company, LLC
UEST3         WEST8                                       secondary objective of potential
UEST5         UEST7                                       for growth of capital in selecting
UEST4         UEST8                                       securities. The Fund seeks to
                                                          achieve its goal by investing
                                                          primarily in domestic high-yield,
                                                          high-risk "junk" bonds and other
                                                          debt securities (which may be
                                                          denominated in U.S. dollars or in
                                                          non-U.S. currencies) of foreign
                                                          governments and foreign
                                                          corporations.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
UFMC1           WMDC5      Fidelity(R) VIP Mid Cap        Strategy: long-term growth of            Fidelity Management &
UFMC2           UFMC6      Portfolio Service              capital. Normally invests at least       Research Company (FMR),
WMDC6           WMDC8      Class 2                        80% of assets in securities of           investment manager; FMR U.K.,
UFMC5           WMDC2                                     companies with medium market             FMR Far East, sub-investment
UFMC4           UFMC8                                     capitalization common stocks.            advisers.

UMSS1           EMU        FTVIPT Mutual Shares           Objective: capital appreciation          Franklin Mutual Advisers, LLC
UMSS2           UMSS6      Securities Fund -              with income as a secondary goal.
PMSS1           SMSS1      Class 2                        Invests primarily in equity
UMSS5           WMSS2                                     securities of companies that the
UMSS4           UMSS8                                     manager believes are available at
                                                          market prices less than their value
                                                          based on certain recognized or
                                                          objective criteria (intrinsic value).

UOSM1           WOSM5      Oppenheimer Main Street        Objective: seeks capital                 OppenheimerFunds, Inc.
UOSM2           UOSM6      Small Cap Fund/VA,             appreciation. Invests mainly in
UOSM3           WOSM8      Service Shares                 common stocks of small-capitalization
UOSM5           UOSM7                                     U.S. companies that the fund's
UOSM4           UOSM8                                     investment manager believes have
                                                          favorable business trends or
                                                          prospects.

UIGR1           EPL        Putnam VT International        Objective: capital appreciation.         Putnam Investment
UIGR2           UIGR6      Growth Fund -                  The fund seeks its goal by               Management, LLC
PIGR1           WIGR8      Class IB Shares                investing mainly in common stocks
UIGR5           WIGR2                                     of companies outside the United
UIGR4           UIGR8                                     States.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus. All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.




             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania. You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

       IF YOUR GPA RATE IS:                                  THE MVA IS:
       Less than the new GPA rate + 0.10%                    Negative

       Equal to the new GPA rate + 0.10%                     Zero

       Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(          1 + i          )(TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001

   Where    i = rate earned in the GPA from which amounts are being transferred or withdrawn.
            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
            n = number of months remaining in the current Guarantee Period
                (rounded up).




             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.) When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);
-    how you want to make purchase payments;

-    the optional MAV death benefit(2),(5);
-    the optional EDB(2),(5);
-    the optional GMIB - MAV rider(3),(5);
-    the optional GMIB - 6% Rising Floor rider(3),(5);
-    the optional PCR(3);
-    the optional Benefit Protector Death Benefit(4);
-    the optional Benefit Protector Plus Death Benefit(4);
-    the length of the withdrawal charge schedule (5 or 7 years)(5);and

-    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.
(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.
(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.
(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.
(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.


MINIMUM PURCHASE PAYMENTS
   If paying by SIP:
      $50 initial payment.
      $50 for additional payments.

   If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
   $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1    BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2    BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.


This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contract is fully withdrawn. For those states that require it, any amount deducted from the fixed account value will be limited to
(a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk.

These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                                   QUALIFIED    NONQUALIFIED
                                                                   ANNUITIES     ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

   ROP death benefit                                                 0.85%         1.10%
   MAV death benefit(1),(2)                                          0.95          1.20
   EDB(1),(2)                                                        1.15          1.40
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):

   ROP death benefit                                                 1.15          1.40
   MAV death benefit(1),(2)                                          1.25          1.50
   EDB(1),(2)                                                        1.45          1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.

(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.30% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.45% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows:

      GMIB - MAV                          0.30% x (CV + ST - FAV)
      GMIB - 6% RISING FLOOR              0.45% x (CV + ST - FAV)

   CV =     contract value on the contract anniversary

   ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

  FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-    The GMIB fee for:

      GMIB - MAV is 0.30%; and
      GMIB - 6% RISING FLOOR is 0.45%.


We calculate the charges as follows:



   Contract value on the contract anniversary:                                  $73,250
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                           +15,000
   minus the value of the one-year fixed account on the contract anniversary:   -15,250
                                                                                -------
                                                                                $73,000

The fee charged to you for:
   GMIB - MAV                     (0.30% x $73,000) =                           $219.00
   GMIB - 6% RISING FLOOR         (0.45% x $73,000) =                           $328.50


(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.


WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(2)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                1                              8%
                 2                            8                                 2                              7
                 3                            7                                 3                              6
                 4                            7                                 4                              4
                 5                            6                                 5                              2
                 6                            5
                 7                            3
                 Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


(2) The five-year withdrawal charge schedule has been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether the withdrawal charge schedule is available in your state.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a non-qualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:

- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

-    We received these payments

     -- $10,000 Jan. 1, 2002;

     -- $8,000 Feb. 28, 2009;

     -- $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
       $  0          $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0          $10,252.20 is contract earnings in excess of the 10% free
                     withdrawal amount withdrawn without  withdrawal charge; and
          0          $10,000 Jan. 1, 2002 purchase payment was received seven or more years before withdrawal and is withdrawn without
                     withdrawal charge; and
        560          $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
        420          $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
       ----
       $980

Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:

WITHDRAWAL CHARGE    EXPLANATION

       $  0          $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0          $10,252.20 is contract earnings in excess of the 10% free
                     withdrawal amount withdrawn without  withdrawal charge; and
          0          $10,000 Jan. 1, 2002 purchase payment was received five or more years before withdrawal and is withdrawn without
                     withdrawal charge; and
        320          $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a  4% withdrawal charge; and
        360          $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 6% withdrawal charge.
       ----
       $680



              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-    amounts we refund to you during the free look period;* and
-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-    plus any purchase payment credits allocated to the fixed accounts;
-    plus interest credited;
- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB - MAV (if applicable);
- minus any prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);
-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and
- minus any prorated portion of the Benefit Protector Plus fee (if applicable).


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor fee, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;
-    any purchase payment credits allocated to the subaccounts;
-    transfers into or out of the subaccounts;
-    partial withdrawals;
-    withdrawal charges;
-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB - MAV fee (if applicable);
-    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);
-    a prorated portion of the Benefit Protector fee (if applicable); and/or
-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...   --->      Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.             --->      Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.


              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:
Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE:
Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (see "Charges -- Maximum Anniversary Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:

-    Return of Purchase Payment Death Benefit (ROP);

-    Maximum Anniversary Value Death Benefit (MAV)(1); and

-    Enhanced Death Benefit (EDB)(1).

If both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits (if it is available in your state). If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit, you must elect either the MAV death benefit or the EDB. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:


1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                                     PW X DB
     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = -------
                                                                       CV

          PW = the partial withdrawal including any applicable MVA or withdrawal charge.

          DB = the death benefit on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

-    On Jan. 1, 2003 you make an additional purchase payment of $5,000.

- On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2004 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2004 as follows:

       Contract value at death:                                                  $23,000.00
                                                                                 ==========
       Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                $25,000.00
         minus adjusted partial withdrawals calculated as:

         1,500 x 25,000
         --------------  =                                                        -1,704.55
             22,000                                                              ----------

         for a death benefit of:                                                 $23,295.45
                                                                                 ==========
       ROP death benefit, calculated as the greatest of these two values:        $23,295.45


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add a Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1. contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2003 as follows:

       Contract value at death:                                                  $20,500.00
                                                                                 ==========
       Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                $20,000.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,000
         ----------------  =                                                      -1,363.64
             $22,000                                                             ----------

         for a death benefit of:                                                 $18,636.36
                                                                                 ==========
       The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
         Greatest of your contract anniversary contract values:                  $24,000.00
         plus purchase payments made since that anniversary:                          +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $24,000
         ----------------  =                                                      -1,636.36
              $22,000                                                            ----------

       for a death benefit of:                                                   $22,363.64
                                                                                 ==========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                             $22,363.64


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. If you choose to add a Guaranteed Minimum Income Benefit to your contract, you must elect either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:


1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.


Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


                                                                   PWT X VAF
     5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  ---------
                                                                      SV

       PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

       VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

        SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2003 is calculated as follows:

       Contract value at death:                                                  $22,800.00
                                                                                 ==========
       Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                $25,000.00
         minus adjusted partial withdrawals, calculated as:

         $1,500 x $25,000
         ----------------  =                                                      -1,543.21
              $24,300                                                            ----------

         for a return of purchase payment death benefit of:                      $23,456.79
                                                                                 ==========


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

     The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

          The MAV on the immediately preceding anniversary:                      $25,000.00
          plus purchase payments made since that anniversary:                         +0.00
          minus adjusted partial withdrawals made since that
          anniversary, calculated as:

          $1,500 x $25,000
          ----------------  =                                                     -1,543.21
              $24,300                                                            ----------

          for a MAV death benefit of:                                            $23,456.79
                                                                                 ==========
       The 5% rising floor:
          The variable account floor on Jan. 1, 2002,
          calculated as: 1.05 x $20,000 =                                        $21,000.00
          plus amounts allocated to the subaccounts since that anniversary:           +0.00
          minus the 5% rising floor adjusted partial withdrawal
          from the subaccounts, calculated as:

          $1,500 x $21,000
          ----------------  =                                                    -$1,657.89
              $19,000                                                            ----------

          variable account floor benefit:                                        $19,342.11
          plus the one-year fixed account value:                                  +5,300.00
          5% rising floor (value of the GPAs, one-year fixed account
          and the variable account floor):                                       $24,642.11
                                                                                 ==========
       EDB, calculated as the greatest of these three values,
       which is the 5% rising floor:                                             $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

-  On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

   MAV death benefit (contract value):                                          $110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
      0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                --------
   Total death benefit of:                                                      $114,000

-  On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

   MAV death benefit (MAV):                                                     $110,000
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                --------
   Total death benefit of:                                                      $114,000

-  On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7%
   withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that
   $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

   MAV death benefit (MAV adjusted for partial withdrawals):                     $57,619
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                                --------
   Total death benefit of:                                                       $58,667

-  On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004.
   The reduction in contract value has no effect.

-  On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:

   MAV death benefit (contract value):                                          $200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are
      one or more years old)                                                     +55,000
                                                                                --------
   Total death benefit of:                                                      $255,000

-  On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit
   Protector value. The death benefit on July 1, 2011 equals:

   MAV death benefit (contract value less any purchase payment credits added in
   the last 12 months):                                                         $249,500
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are
      one or more years old)                                                     +55,000
                                                                                --------
   Total death benefit of:                                                      $304,500

-  On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit
   Protector changes. The death benefit on July 1, 2012 equals:

   MAV death benefit (contract value):                                          $250,000
   plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)
      0.40 x ($250,000 - $105,000) =                                             +58,000
                                                                                --------
   Total death benefit of:                                                      $308,000


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plusis not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                           PERCENTAGE IF YOU AND THE ANNUITANT ARE      PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR             UNDER AGE 70 ON THE RIDER EFFECTIVE DATE     70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                               0%                                             0%
 Three and Four                           10%                                             3.75%
 Five or more                             20%                                             7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit PLUS

                  IF YOU AND THE ANNUITANT ARE UNDER                              IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR     AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...                     OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One               Zero                                                            Zero
Two               40% x earnings at death (see above) 15% x earnings at death
Three and Four    40% x (earnings at death + 25% of initial purchase payment*)    15% x (earnings at death + 25% of initial purchase
                                                                                   payment*)
Five or more      40% x (earnings at death + 50% of initial purchase payment*)    15% x (earnings at death + 50% of initial purchase
                                                                                   payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

-  On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit
   Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

      MAV death benefit (contract value):                                       $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
      0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                --------
   Total death benefit of:                                                      $114,000

-  On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

      MAV death benefit (MAV):                                                  $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 x ($110,000 - $100,000) =                                              +4,000
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 x $100,000 =                            +10,000
                                                                                --------
   Total death benefit of:                                                      $124,000

-  On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7%
   withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that
   $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial withdrawals):                  $57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 x ($57,619 - $55,000) =                                                +1,048
      plus 10% of purchase payments made within 60 days of contract issue and
      not previously withdrawn: 0.10 x $55,000 =                                  +5,500
                                                                                --------
   Total death benefit of:                                                       $64,167

-  On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1,
   2004. The reduction in contract value has no effect.

-  On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the
   Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

      MAV death benefit (contract value):                                       $200,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
      withdrawn that are one or more years old                                   +55,000
      plus 20% of purchase payments made within 60 days of contract issue and
      not previously withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                                --------
   Total death benefit of:                                                      $266,000

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

-  On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit
   Protector Plus value. The death benefit on July 1, 2011 equals:

   MAV death benefit (contract value less any purchase payment credits
   added in the last 12 months):                                                $249,500

   plus the Benefit Protector Plus benefit which equals
   40% of earnings at death, up to a maximum of
   100% of purchase payments not previously withdrawn
   that are one or more years old                                                +55,000
   plus 20% of purchase payments made within 60 days of
   contract issue and not previously withdrawn: 0.20 x $55,000 =                 +11,000
                                                                                --------
   Total death benefit of:                                                      $315,500

-  On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit
   Protector Plus remains constant. The death benefit on July 1, 2012 equals:

   MAV death benefit (contract value):                                          $250,000

   plus the Benefit Protector Plus benefit which equals
   40% of earnings at death (MAV rider minus payments not previously withdrawn):

   0.40 x ($250,000 - $105,000) =                                                +58,000
   plus 20% of purchase payments made within 60 days of contract issue
   and not previously withdrawn: 0.20 x $55,000 =                                +11,000
                                                                                --------
   Total death benefit of:                                                      $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract(1). Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

-  you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.

The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the Enhanced Death Benefit at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.

In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-  GMIB - Maximum Anniversary Value (MAV); or

-  GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

We calculate the MAV on the first contract anniversary as the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age
81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                    PMT X CVG
                                    ---------
                                       ECV

   PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

   CVG = current contract value at the time you exercise the GMIB - MAV.

   ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                           P SUB t-1 (1 + i) = P SUB t
                           ---------------------------
                                      1.05

   P SUB t-1 = prior annuity payout
   P SUB t   = current annuity payout
   i         = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-  The GMIB - MAV will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:


CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE      PURCHASE PAYMENTS          MAV            BENEFIT BASE
  1                                                 $107,000        $101,000                 $107,000
  2                                                  125,000         101,000                  125,000
  3                                                  132,000         101,000                  132,000
  4                                                  150,000         101,000                  150,000
  5                                                   85,000         101,000                  150,000
  6                                                  120,000         101,000                  150,000
  7                                                  138,000         101,000                  150,000             $150,000
  8                                                  152,000         101,000                  152,000              152,000
  9                                                  139,000         101,000                  152,000              152,000
 10                                                  126,000         101,000                  152,000              152,000
 11                                                  138,000         101,000                  152,000              152,000
 12                                                  147,000         101,000                  152,000              152,000
 13                                                  163,000         101,000                  163,000              163,000
 14                                                  159,000         101,000                  163,000              163,000
 15                                                  215,000         101,000                  215,000              215,000


NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                            GMIB            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                       $152,000 (MAV)                  $   791.92          $   770.64          $630.80
 15                                        215,000 (Contract Value = MAV)   1,281.40            1,221.20           991.15


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $126,000         $   656.46              $   638.82           $522.90
 15                                                  215,000           1,281.40                1,221.20            991.15


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.

6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 6%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-    subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

     PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

     CVG  = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                        PMT X (1.06) TO THE POWER OF CY

   CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.

When you exercise your GMIB-6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

                           P SUB t-1 (1 + i) = P SUB t
                           ---------------------------
                                      1.05

   P SUB t-1 = prior annuity payout
   P SUB t   = current annuity payout
   i         = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.


If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.


In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

                                                 PW X TV
   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                   CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

         PP = total purchase payments and purchase payment credits.

      PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

        PP5 = purchase payments and purchase payment credits made in the prior five years.

              We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract

-    There are no additional purchase payments and no partial withdrawals

-    On Jan. 1, 2012, the contract value is $200,000

- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072) TO THE POWER OF 10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity plan from your qualified annuity, the annuity payout plan must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                        NINE MONTHS ENDED
------------------------------------------------------------------------------------------------------------------------------------
(THOUSANDS)                     SEPT. 30, 2002
                                  (UNAUDITED)   SEPT. 30, 2001       2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              $  214,028     $  202,290     $  271,718    $  299,759    $  322,746    $  340,219    $  332,268
Net (loss) gain on investments           (775)       (90,744)       (89,920)          469         6,565        (4,788)         (509)
Other                                  14,516         11,933         16,245        12,248         8,338         7,662         6,329
TOTAL REVENUES                     $  227,769     $  123,479     $  198,043    $  312,476    $  337,649    $  343,093    $  338,088
(LOSS) INCOME BEFORE INCOME TAXES  $  (38,776)    $  (87,262)    $  (63,936)   $   38,452    $   50,662    $   36,421    $   44,958
NET (LOSS) INCOME                  $  (24,934)    $  (56,878)    $  (41,728)   $   24,365    $   33,987    $   22,026    $   28,313
TOTAL ASSETS                       $6,376,898     $4,891,196     $5,275,681    $4,652,221    $4,603,343    $4,885,621    $4,973,413


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS
NINE MONTHS ENDED SEPT. 30, 2002 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2001:


Consolidated net loss was $25 million for the nine months ended September 30, 2002, compared to $57 million in 2001. Loss before income taxes totaled $39 million in the first nine months of 2002, compared with $87 million in the first nine months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first nine months of 2001, primarily offset by an increase in total benefits and corporate expenses in 2002.

Deposits received totaled $1.5 billion for the nine months ended September 30, 2002, compared to $673 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges increased 6% to $4.8 million for the nine months ended September 30, 2002, compared with $4.5 million for the nine months ended September 30, 2001, due primarily to an increase in variable annuity surrender charges.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Mortality, expense risk and other fees increased to $9.7 million for the nine months ended September 30, 2002 compared with $7.4 million a year ago. This was primarily due to an increase in average separate account assets outstanding. The Company receives a mortality and expense risk fee from the separate accounts.

Net investment income increased to $214 million for the nine months ended September 30, 2002 compared with $202 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio yields in 2002.

Net realized loss on investments was $.8 million for the nine months ended September 30, 2002 compared to a net realized loss of $91 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $267 million, an increase of 26% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 11% to $152 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary driver of the increase in other insurance and operating expenses. The Company enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins).

The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other insurance and operating expenses also includes an increase of $1 million due to greater guaranteed minimum death benefits paid this year ($2 million) versus last year ($1 million).

Amortization of deferred policy acquisition costs (DACs) increased to $37 million for the nine months ended September 30, 2002, compared to $34 million a year ago. The expense growth was primarily due to an increase in the amortization of higher costs due to the favorable sales volumes and due to a net expense increase related to DAC that is further described below.

The Company's DAC represents the cost of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity products. DAC's are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a percentage of the liabilities associated with the products. The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about customer asset value growth rates and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period in which such changes are made.

During the third quarter, the Company completed a comprehensive review of its DAC related practices. This review, which included benchmarking assistance from an industry specialist, analyzed various historical DAC dynamics in addition to the industry benchmarks. The specific areas reviewed included costs deferred, customer asset value growth rates including reversion to mean assumptions, DAC amortization periods, mortality rates and product persistency. As a result of this review, the Company made certain revisions related to DAC that resulted in a net $6 million increase in expenses this quarter. This net expense increase reflected revisions within two key drivers of DAC.

- The Company reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term market performance consistent with long-term historical averages. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The Company is now projecting growth in customer contract values at 7%. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, the Company was projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter equity market performance, accounted for the majority of the increase in DAC amortization expense.

     Going forward, the Company intends to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, the Company will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during the fourth quarter is less than 7% on an annualized basis, the Company would increase the mean reversion rate assumed over the near-term to the rate needed to achieve the long-term growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

- The Company also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewal annuity deposits. The Company revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized during the quarter.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The first category of revised assumptions relating to customer asset value growth rates should reduce the risk of adverse DAC adjustments going forward. The second revised category, relating to the types and amounts of costs deferred, will somewhat increase ongoing expenses, although these additional expenses should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

Various aspects of the Company's business can be significantly impacted by equity levels and other market-based factors. One of these items is the management and mortality and expense fee revenues which are primarily based on the market value of separate account assets. Other areas impacted by market volatility involve deferred acquisitions costs (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of the Company's structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations and structured loan trusts (backed by high-yield bonds and bank loans), which are held by the Company through interests in special purpose entities. The carrying value of these investments is based on cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. The current valuation of these investments assumes high levels of near-term defaults, relative to historical default rates. Persistency of or increases in these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust annually. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed in the period the payment occurs.

NINE MONTHS ENDED SEPT. 30, 2001 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2000:

American Enterprise Life's net loss was $57 million for the nine months ended September 30, 2001, compared to net income of $21 million for the nine months ended September 30, 2000. This decline primarily reflects a net loss on investments of $91 million and a $26 million decrease in net investment income.

Total investment contract deposits received increased to $673 million for the nine months ended September 30, 2001, compared to $498 million for the nine months ended September 30, 2000. This increase is primarily due to an increase in fixed annuity deposits received from sales.

Total revenues decreased to $123 million for the nine months ended September 30, 2001, compared to $238 million for nine months ended September 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 12% from the same period of the prior year, primarily due to lower investment yields reflecting credit-related yield adjustments on fixed maturity investments.

Policyholder and contractholder charges decreased 10% to $4.5 million for the nine months ended September 30, 2001, compared to $5.0 million for the nine months ended September 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 124% to $7.4 million for the nine months ended September 30, 2001, compared to $3.3 million for the nine months ended September 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $91 million for the nine months ended September 30, 2001, compared to a net gain of $0.4 million for the nine months ended September 30, 2000. The net loss for the nine months ended September 30, 2001 was composed of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities, a $20 million writedown in the second quarter to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities in the second quarter primarily reflecting management's decision to reduce and rebalance high-yield risk exposure in the fixed maturity investment portfolio during the second half of 2001 and $2 million of other net losses related to the disposal and write-down of investments.

Total benefits and expenses increased 2% to $211 million for the nine months ended September 30, 2001, compared to $206 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, decreased $7 million to $137 million for the nine months ended September 30, 2001, compared to $144 million for the nine months ended September 30, 2000, reflecting lower crediting rates.

Other operating expenses increased 50% to $39 million for the nine months ended September 30, 2001, compared to $26 million for the nine months ended September 30, 2000, primarily due business growth and technology costs related to growth initiatives.




             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.



             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

STEPHEN M. LOBO


Born in 1964
Vice President and Treasurer since September 2002; Vice President of Investment Risk Management and Treasurer, AEFC, since September 2002; Vice President of Investment Risk Management, AEFA, from September 2001; Treasurer, AEFA, from 2001 to present; Senior Vice President of the Treasury, U.S. Bancorp, from 1996 to 2001.


   * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

  ** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN
     46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Financial Statements

Consolidated Balance Sheets
                                                                                                  September 30,  December 31,
                                                                                                      2002           2001
September 30, 2002 (In thousands, except share amounts)                                            (unaudited)
Assets
Investments:
   Available for sale:
      Fixed maturities, at fair value (amortized cost: 2002, $3,934,219; 2001, $3,282,893)         $4,101,039    $3,302,753
      Common stocks, at fair value (cost: 2002, $0; 2001, $172)                                            --           344
   Mortgage loans on real estate                                                                      601,867       654,209
   Other investments                                                                                    2,400         2,400
                                                                                                        -----         -----
      Total investments                                                                             4,705,306     3,959,706
Cash and cash equivalents                                                                             701,650       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,551         1,812
Accrued investment income                                                                              45,837        45,422
Deferred policy acquisition costs                                                                     260,506       217,923
Deferred income taxes                                                                                      --        32,132
Other assets                                                                                               14         8,527
Separate account assets                                                                               662,034       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $6,376,898    $5,275,681
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $4,943,734    $3,765,679
      Universal life-type insurance                                                                        12             3
   Policy claims and other policyholders' funds                                                        60,487         2,286
   Amounts due to brokers                                                                              42,736       225,127
   Deferred income taxes                                                                               14,634            --
   Other liabilities                                                                                   66,415        64,517
   Separate account liabilities                                                                       662,034       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             5,790,052     4,765,852
                                                                                                    ---------     ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000
   shares issued and outstanding                                                                        3,000         3,000
   Additional paid-in capital                                                                         341,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 108,433        13,021
      Net unrealized derivative losses                                                                (15,338)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           93,095        (8,649)
   Retained earnings                                                                                  148,879       173,606
                                                                                                      -------       -------
         Total stockholder's equity                                                                   586,846       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $6,376,898    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Revenues
Contractholder charges                                                                          $    4,778       $    4,516
Mortality, expense risk and other fees                                                               9,738            7,417
Net investment income                                                                              214,028          202,290
Net realized loss on investments                                                                      (775)         (90,744)
                                                                                                      ----          -------
     Total revenues                                                                                227,769          123,479
                                                                                                   -------          -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts                        151,879          137,416
Amortization of deferred policy acquisition costs                                                   36,848           33,989
Other insurance and operating expenses                                                              77,818           39,336
                                                                                                    ------           ------
     Total benefits and expenses                                                                   266,545          210,741
                                                                                                   -------          -------
Loss before income tax benefit                                                                     (38,776)         (87,262)
Income tax benefit                                                                                 (13,842)         (30,384)
                                                                                                   -------          -------
Net loss                                                                                         $ (24,934)       $ (56,878)
                                                                                                 =========        =========

See accompanying notes to consolidated financial statements.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Cash flows from operating activities
Net loss                                                                                       $   (24,934)       $ (56,878)
   Adjustments to reconcile net loss to net cash provided by operating activities:
     Change in accrued investment income                                                              (415)           9,821
     Change in other accounts receivable                                                               261             (175)
     Change in other assets                                                                          8,513          (11,364)
     Change in deferred policy acquisition costs, net                                              (42,583)         (13,973)
     Change in policy claims and other policyholders' funds                                         58,201           (1,171)
     Deferred income taxes                                                                          (7,814)          13,073
     Change in other liabilities                                                                     1,898           33,901
     Amortization of premium, net                                                                      169           13,543
     Net realized loss on investments                                                                  775           90,744
     Other, net                                                                                      8,920          (14,350)
                                                                                                     -----          -------
         Net cash provided by operating activities                                                   2,991           63,171
                                                                                                     -----           ------
Cash flows from investing activities
Fixed maturities available-for-sale:
   Purchases                                                                                    (1,733,730)        (832,391)
   Maturities, sinking fund payments and calls                                                     345,274          248,869
   Sales                                                                                           741,768          482,519
Other investments:
   Purchases                                                                                        (2,691)          (6,207)
   Sales                                                                                            50,437           43,693
Change in amounts due from broker                                                                   41,705              961
Change in amounts due to broker                                                                   (182,391)         (15,864)
                                                                                                  --------          -------
     Net cash used in investing activities                                                        (739,628)         (78,420)
                                                                                                  --------          -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                       1,465,983          561,392
   Surrenders and death benefits                                                                  (439,789)        (610,839)
   Interest credited to account balances                                                           151,879          136,422
                                                                                                   -------          -------
     Net cash provided by financing activities                                                   1,178,073           86,975
                                                                                                 ---------           ------
Net increase in cash and cash equivalents                                                          441,436           71,726
Cash and cash equivalents at beginning of period                                                   260,214           34,852
                                                                                                   -------           ------
Cash and cash equivalents at end of period                                                     $   701,650        $ 106,578
                                                                                               ===========        =========

See accompanying notes to consolidated financial statements.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

September 30, 2002

(In thousands)

(unaudited)

1. GENERAL

The interim financial information in this report has not been audited. In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 2002, statements of income for the three months and nine months ended September 30, 2002 and 2001 and statements of cash flows for the nine months ended September 30, 2002 and 2001. Results of operations reported for the interim periods are not necessarily indicative of results for the entire year. The consolidated financial statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of the Company for the year ended December 31, 2001. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The Company is a stock life insurance company organized under the laws of the State of Indiana. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life) which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company serves residents of 48 states. American Enterprise REO 1, LLC is a wholly-owned subsidiary of the Company.

2. COMPREHENSIVE INCOME

Total comprehensive income was $56,074 and $41,297 for the three months and $76,810 and $39,624 for the nine months ended September 30, 2002 and 2001, respectively. The significant difference between net loss and total other comprehensive income is a result of unrealized gains that arose during the year on fixed maturity holdings.

3. STATEMENTS OF CASH FLOWS

Cash paid for interest on borrowings totaled $nil and $15 for the nine months ended September 30, 2002, and 2001, respectively. Cash paid for income taxes totaled $19,417 for the nine months ended September 30, 2002 compared to cash received of $27,192 for the nine months ended September 30, 2001.

4. ACCOUNTING DEVELOPMENTS

The Financial Accounting Standards Board is currently considering rules that could affect the future accounting for special purpose vehicles. Such vehicles could potentially include collateralized debt obligations, structured loan trusts, mutual funds, hedge funds and limited partnerships. The effect could include adjustments to current carrying values and/or consolidation of underlying assets and liabilities. While such rules would not change the economic value inherent in these operations, the financial statement effect of any changes cannot be determined until the rules are finalized.

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at September 30, 2002 aggregated $1,200.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. The Company is a named defendant in one of the suits. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, we reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information

Calculating Annuity Payouts

Rating Agencies

Principal Underwriter

Independent Auditors

Financial Statements


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                        PW X RP
   RPA ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                           CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA =the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     EPA =the eligible premium amount on the date of (but prior to) the partial withdrawal.

     RPA =the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.

-    Contract values before any partial withdrawals are shown below.

-    On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                          TOTAL PURCHASE PAYMENTS             CONTRACT VALUE
--------------------------------------------------------------------------------
 Jan. 1, 2002                       $100,000                        $100,000
 Jan. 1, 2003                        100,000                         110,000
 Jan. 1, 2004                        100,000                         115,000
 Jan. 1, 2005                        100,000                         120,000
 Jan. 1, 2006                        100,000                         115,000
 Jan. 1, 2007                        100,000                         120,000
 Jan. 1, 2008                        200,000                         225,000
 Jan. 1, 2009                        200,000                         230,000
 Jan. 1, 2010                        200,000                         235,000
 Jan. 1, 2011                        200,000                         230,000
 Jan. 1, 2012                        200,000                         235,000

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:

      RPA before the partial withdrawal =                                       RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 x $100,000
      minus the RPA adjusted partial withdrawals for all                        ------------------ = $8,333
      previous partial withdrawals = $100,000 - 0 = $100,000                         $120,000

For the second partial withdrawal on Jan. 1, 2010:

      RPA before the partial withdrawal =                                       RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 x $191,667
      minus the RPA adjusted partial withdrawals for all previous               ------------------ = $8,156
      partial withdrawals = $200,000 - $8,333 = $191,667                             $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:

      EPA before the partial withdrawal =                                       EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 x $100,000   $100,000
      AND the five-year exclusion period minus the EPA adjusted                 ------------------ x -------- = $8,156
      partial withdrawals for all previous partial                                   $120,000        $100,000
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:

      EPA before the partial withdrawal =                                       EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 x $91,844    $91,844
      AND the five-year exclusion period minus the EPA                          ----------------- x -------- = $1,873
      adjusted partial withdrawals for all previous partial                          $235,000       $191,667
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                   OSCAR #564631
                                                                  45276 C (1/03)

EVERGREEN

NEW SOLUTIONS VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS

JANUARY 30, 2003

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds, Series II Shares

-  Alliance Variable Products Series Fund (Class B)

-  Evergreen Variable Annuity Trust Class 2

-  Fidelity(R) Variable Insurance Products - Service Class 2

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  MFS(R) Variable Insurance Trust(SM) - Service Class

-  Oppenheimer Variable Account Funds - Service Shares

-  Putnam Variable Trust - Class IB Shares

-  Van Kampen Life Investment Trust - Class II

-  Van Kampen The Universal Institutional Funds, Inc.

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     4
EXPENSE SUMMARY                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)              58
FINANCIAL STATEMENTS                                     65
PERFORMANCE INFORMATION                                  65
THE VARIABLE ACCOUNT AND THE FUNDS                       66
GUARANTEE PERIOD ACCOUNTS (GPAS)                         74
THE ONE-YEAR FIXED ACCOUNT                               76
BUYING YOUR CONTRACT                                     77
CHARGES                                                  79
VALUING YOUR INVESTMENT                                  83
MAKING THE MOST OF YOUR CONTRACT                         85
WITHDRAWALS                                              89
TSA -- SPECIAL WITHDRAWAL PROVISIONS                     89
CHANGING OWNERSHIP                                       89
BENEFITS IN CASE OF DEATH                                90
OPTIONAL BENEFITS                                        94
THE ANNUITY PAYOUT PERIOD                               105
TAXES                                                   107
VOTING RIGHTS                                           109
SUBSTITUTION OF INVESTMENTS                             109
ABOUT THE SERVICE PROVIDERS                             109
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE   110
DIRECTORS AND EXECUTIVE OFFICERS                        116
EXPERTS                                                 117
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                 118
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                   136
APPENDIX A: PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                           137


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS) (1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
-    Roth IRAs under Section 408A of the Code
-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 66)
- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 74 and p. 76)

     (1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 77)


MINIMUM INITIAL PURCHASE PAYMENTS
   If paying by Systematic Investment Plan:
       $50 initial payment.
       $50 for additional payments.

   If paying by any other method:
       $5,000 initial payment for contracts issued in South Carolina, Texas and
         Washington.
       $2,000 initial payment for contracts issued in all other states.
       $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
       $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 87)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 89)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 89)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 90)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 94)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 105)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 107)

CHARGES: We assess certain charges in connection with your contract (p. 79):

-    $40 annual contract administrative charge(1);
- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.30% of the adjusted contract value(2),(5);
-    if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB
     - 6% Rising Floor) an annual fee of 0.45% of the adjusted contract value(2),(5);
- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);
- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);
- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
-    withdrawal charge(3);

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);
-    the operating expenses of the funds in which the subaccounts invest; and
- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND        TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE          ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
   Return of Purchase Pyament death benefit (ROP)             0.15%                      0.85%                     1.00%
   Maximum Anniversary Value death benefit (MAV)(4),(5)       0.15                       0.95                      1.10
   Enhanced Death Benefit (EDB)(4),(5)                        0.15                       1.15                      1.30

  NON-QUALIFIED ANNUITIES
   ROP death benefit                                          0.15                       1.10                      1.25
   MAV death benefit(4),(5)                                   0.15                       1.20                      1.35
   EDB(4),(5)                                                 0.15                       1.40                      1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
  QUALIFIED ANNUITIES
   ROP death benefit                                          0.15                       1.15                      1.30
   MAV death benefit(4),(5)                                   0.15                       1.25                      1.40
   EDB(4),(5)                                                 0.15                       1.45                      1.60

 NON-QUALIFIED ANNUITIES
   ROP death benefit                                          0.15                       1.40                      1.55
   MAV death benefit(4),(5)                                   0.15                       1.50                      1.65
   EDB(4),(5)                                                 0.15                       1.70                      1.85


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.
(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.
(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.
(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.
(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn):


                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(1)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5
                 7                            3
                 Thereafter                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(2):                                     $40*
 * We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:

   GMIB - MAV                                                                0.30%
   GMIB - 6% RISING FLOOR                                                    0.45%
(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                          0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:           0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE: 0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


(1) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.
(2) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

You can choose a qualified or non-qualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND        TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE          ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
   ROP death benefit                                          0.15%                      0.85%                     1.00%
   MAV death benefit(1),(2)                                   0.15                       0.95                      1.10
   EDB(1),(2)                                                 0.15                       1.15                      1.30

  NON-QUALIFIED ANNUITIES
   ROP death benefit                                          0.15                       1.10                      1.25
   MAV death benefit(1),(2)                                   0.15                       1.20                      1.35
   EDB(1),(2)                                                 0.15                       1.40                      1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
  QUALIFIED ANNUITIES
   ROP death benefit                                          0.15                       1.15                      1.30
   MAV death benefit(1),(2)                                   0.15                       1.25                      1.40
   EDB(1),(2)                                                 0.15                       1.45                      1.60

  NON-QUALIFIED ANNUITIES
   ROP death benefit                                          0.15                       1.40                      1.55
   MAV death benefit(1),(2)                                   0.15                       1.50                      1.65
   EDB(1),(2)                                                 0.15                       1.70                      1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.
(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.



ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                        MANAGEMENT         12b-1        OTHER
                                                                           FEES            FEES        EXPENSES    TOTAL
 AXP(R) Variable Portfolio -
      Bond Fund                                                             .60%           .13%          .07%      .80%(1)
      Cash Management Fund                                                  .51            .13           .05       .69(1)
      Diversified Equity Income Fund                                        .56            .13           .18       .87(1)
      Equity Select Fund                                                    .69            .13           .28      1.10(2)
      Federal Income Fund                                                   .61            .13           .09       .83(1)
      NEW DIMENSIONS FUND(R)                                                .61            .13           .05       .79(1)
      Partners Small Cap Value Fund                                        1.03            .13           .32      1.48(1)
 AIM V.I.
      Basic Value Fund, Series II Shares                                    .63            .25           .57      1.45(3),(4)
      Capital Appreciation Fund, Series II Shares                           .61            .25           .23      1.09(3)
      Capital Development Fund, Series II Shares                            .75            .25           .43      1.43(3)
 Alliance VP
      Growth and Income Portfolio (Class B)                                 .63            .25           .04       .92(5)
      Premier Growth Portfolio (Class B)                                   1.00            .25           .04      1.29(5)
      Technology Portfolio (Class B)                                       1.00            .25           .08      1.33(5)



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)


                                                                        MANAGEMENT         12b-1        OTHER
                                                                           FEES            FEES        EXPENSES    TOTAL
 Evergreen VA
      Blue Chip Fund - Class 2                                              .61%           .25%          .36%     1.22%(6)
      Capital Growth Fund - Class 2                                         .64            .25           .24      1.13(6)
      Core Bond Fund - Class 2                                              .32            .25           .30       .87(7)
      Equity Index Fund - Class 2                                           .08            .25           .22       .55(6)
      Foundation Fund - Class 2                                             .75            .25           .18      1.18(6)
      Fund - Class 2                                                        .75            .25           .20      1.20(6)
      Global Leaders Fund - Class 2                                         .72            .25           .28      1.25(6)
      Growth Fund - Class 2                                                 .70            .25           .20      1.15(6)
      Growth and Income Fund - Class 2                                      .75            .25           .20      1.20(6)
      High Income Fund - Class 2                                            .49            .25           .52      1.26(6)
      International Growth Fund - Class 2                                   .03            .25           .98      1.26(6)
      Masters Fund - Class 2                                                .81            .25           .19      1.25(6)
      Omega Fund - Class 2                                                  .52            .25           .20       .97(6)
      Small Cap Value Fund - Class 2                                        .80            .25           .20      1.25(6)
      Special Equity Fund - Class 2                                         .80            .25           .23      1.28(6)
      Strategic Income Fund - Class 2                                       .51            .25           .30      1.06(6)

 Fidelity(R) VIP
      Contrafund(R) Portfolio Service Class 2                               .58            .25           .11       .94(8)
      Growth Portfolio Service Class 2                                      .58            .25           .10       .93(8)
      Mid Cap Portfolio Service Class 2                                     .58            .25           .11       .94(8)

 FTVIPT
      Franklin Small Cap Value Securities Fund - Class 2                    .57            .25           .20      1.02(9),(10)
      Mutual Shares Securities Fund - Class 2                               .60            .25           .19      1.04(9)
      Templeton Foreign Securities Fund - Class 2                           .68            .25           .22      1.15(9),(10),(11)

 MFS(R)
      New Discovery Series - Service Class                                  .90            .25           .16      1.31(12),(13),(14)
      Total Return Series - Service Class                                   .75            .25           .14      1.14(12),(13)
      Utilities Series - Service Class                                      .75            .25           .18      1.18(12),(13)

 Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA, Service Shares                          .64            .25           .02       .91(15)
      Global Securities Fund/VA, Service Shares                             .64            .25           .06       .95(15)
      Main Street Small Cap Fund/VA, Service Shares                         .75            .25           .29      1.29(15)
      Strategic Bond Fund/VA, Service Shares                                .74            .25           .03      1.02(15)

 Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                    .46            .25           .05       .76(16)
      Putnam VT Health Sciences Fund - Class IB Shares                      .70            .25           .09      1.04(16)
      Putnam VT International Growth Fund - Class IB Shares                 .76            .25           .18      1.19(16)

 Van Kampen
      Life Investment Trust Comstock Portfolio Class II Shares              .60            .25           .21      1.06(5)
      Life Investment Trust Growth and Income Portfolio Class II Shares     .60            .25           .15      1.00(5)
      The UIF U.S. Real Estate Portfolio Class I Shares                     .75             --           .35      1.10(17)



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

     (1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.
     (2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.57% and 1.39% for AXP(R) Variable Portfolio - Equity Select Fund.

     (3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
     (4) The fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.
     (5) Figures in "Management fees," "12b-1 fees." "Other expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2001.
     (6) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2001. The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.32% and 0.79% for Evergreen VA Equity Index Fund - Class 2, 0.87% and 1.40% for Evergreen VA Global Leaders Fund - Class 2, 0.70% and 1.47% for Evergreen VA High Income Fund - Class 2, 0.66% and 1.89% for Evergreen VA International Growth Fund - Class 2, 0.87% and 1.31% for Evergreen VA Masters Fund - Class 2, 0.87% and 1.32% for Evergreen VA Small Cap Value Fund - Class 2 and 0.92% and 1.40% for Evergreen VA Special Equity Fund - Class 2. Including waivers and/or 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.80% and 1.29% for Evergreen VA Capital Growth Fund - Class 2.
     (7)  These expenses are estimated for the fiscal year ending Dec. 31, 2002.
     (8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
     (9) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
     (10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements, "Management fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund
          - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
     (11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
     (12) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
     (13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.
     (14) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
     (15) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.
     (16) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
     (17) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent the total operating expenses exceed 1.10% for U.S. Real Estate. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management fees," "Other expenses," and "Total" would have been 0.80%, 0.35% and 1.15% for U.S. Real Estate. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: The expense examples for each fund show the least expensive (base contract with no optional riders) and most expensive contract feature combinations. Your actual expenses may be different depending on the contract feature combination you choose. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ...


                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS   10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders           $104.25   $144.64   $187.66  $ 272.63   $ 24.25    $74.64   $127.66   $272.63
     optional GMIB - 6% rising floor rider            108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders            103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
     optional GMIB - 6% rising floor rider            107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87

 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders            104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
     optional GMIB - 6% rising floor rider            109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53

 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders            107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
     optional GMIB - 6% rising floor rider            111.94    167.56    225.57    346.64     31.94     97.56    165.57    346.64

 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders            104.56    145.57    189.20    275.70     24.56     75.57    129.20    275.70
     optional GMIB - 6% rising floor rider            109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63

 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders            104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
     optional GMIB - 6% rising floor rider            108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders            111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96
     optional GMIB - 6% rising floor rider            115.83    179.03    244.32    382.07     35.83    109.03    184.32    382.07

 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders            110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
     optional GMIB - 6% rising floor rider            115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders            107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
     optional GMIB - 6% rising floor rider            111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders            110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17
     optional GMIB - 6% rising floor rider            115.32    177.53    241.87    377.48     35.32    107.53    181.87    377.48

 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders            105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85
     optional GMIB - 6% rising floor rider            110.09    162.09    216.58    329.38     30.09     92.09    156.58    329.38

 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders            109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
     optional GMIB - 6% rising floor rider            113.89    173.31    234.98    364.52     33.89    103.31    174.98    364.52

 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders            109.68    160.87    214.57    325.50     29.68     90.87    154.57    325.50
     optional GMIB - 6% rising floor rider            114.30    174.51    236.95    368.24     34.30    104.51    176.95    368.24


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS   10 YEARS
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders         $108.56   $157.52   $209.04   $314.76    $28.56    $87.52   $149.04   $314.76
     optional GMIB - 6% rising floor rider          113.17    171.19    231.52    357.97     33.17    101.19    171.52    357.97

 Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders          107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
     optional GMIB - 6% rising floor rider          112.25    168.47    227.06    349.49     32.25     98.47    167.06    349.49

 Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders          104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
     optional GMIB - 6% rising floor rider          109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53

 Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders          101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
     optional GMIB - 6% rising floor rider          106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91

 Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders          108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
     optional GMIB - 6% rising floor rider          112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

 Evergreen VA Fund - Class 2
     base contract with no optional riders          108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor rider          112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

 Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders          108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor rider          113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

 Evergreen VA Growth Fund - Class 2
     base contract with no optional riders          107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
     optional GMIB - 6% rising floor rider          112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

 Evergreen VA Growth and Income Fund - Class 2
     base contract with no optional riders          108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor rider          112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

 Evergreen VA High Income Fund - Class 2
     base contract with no optional riders          108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
     optional GMIB - 6% rising floor rider          113.58    172.40    233.50    361.72     33.58    102.40    173.50    361.72

 Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders          108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
     optional GMIB - 6% rising floor rider          113.58    172.40    233.50    361.72     33.58    102.40    173.50    361.72

 Evergreen VA Masters Fund - Class 2
     base contract with no optional riders          108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor rider          113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

 Evergreen VA Omega Fund - Class 2
     base contract with no optional riders          105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
     optional GMIB - 6% rising floor rider          110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20

 Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders          108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor rider          113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                   NO WITHDRAWAL OR SELECTION
                                                          A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                           END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                    1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS   10 YEARS
 Evergreen VA Special Equity Fund - Class 2
     base contract with no optional riders          $109.17   $159.35   $212.06   $320.63    $29.17    $89.35   $152.06   $320.63
     optional GMIB - 6% rising floor rider           113.78    173.00    234.49    363.59     33.78    103.00    174.49    363.59

 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders           106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
     optional GMIB - 6% rising floor rider           111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders           105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
     optional GMIB - 6% rising floor rider           110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders           105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
     optional GMIB - 6% rising floor rider           110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35

 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders           105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
     optional GMIB - 6% rising floor rider           110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders           106.51    151.40    198.91    294.92     26.51     81.40    138.91    294.92
     optional GMIB - 6% rising floor rider           111.12    165.13    221.58    339.01     31.12     95.13    161.58    339.01

 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders           106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor rider           111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders           107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
     optional GMIB - 6% rising floor rider           112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders           109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56
     optional GMIB - 6% rising floor rider           114.09    173.91    235.97    366.39     34.09    103.91    175.97    366.39

 MFS(R) Total Return Series - Service Class
     base contract with no optional riders           107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
     optional GMIB - 6% rising floor rider           112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43

 MFS(R) Utilities Series - Service Class
     base contract with no optional riders           108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
     optional GMIB - 6% rising floor rider           112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders           105.38    148.03    193.30    283.84     25.38     78.03    133.30    283.84
     optional GMIB - 6% rising floor rider           109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41

 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor rider           110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders           109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
     optional GMIB - 6% rising floor rider           113.89    173.31    234.98    364.52     33.89    103.31    174.98    364.52


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                     NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS   10 YEARS
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders            $106.51   $151.40   $198.91   $294.92    $26.51    $81.40   $138.91   $294.92
     optional GMIB - 6% rising floor rider             111.12    165.13    221.58    339.01     31.12     95.13    161.58    339.01

 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             103.84    143.41    185.61    268.53     23.84     73.41    125.61    268.53
     optional GMIB - 6% rising floor rider             108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77

 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders             106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor rider             111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders             108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81
     optional GMIB - 6% rising floor rider             112.86    170.28    230.04    355.15     32.86    100.28    170.04    355.15

 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders             106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
     optional GMIB - 6% rising floor rider             111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders             106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor rider             110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders             107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
     optional GMIB - 6% rising floor rider             111.94    167.56    225.57    346.64     31.94     97.56    165.57    346.64


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $102.20   $138.47   $177.35   $251.95    $22.20    $68.47   $117.35   $251.95
     optional GMIB - 6% rising floor and BPP riders     110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
     optional GMIB - 6% rising floor and BPP riders     109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
     optional GMIB - 6% rising floor and BPP riders     111.63    166.65    224.08    343.78     31.63     96.65    164.08    343.78

 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
     optional GMIB - 6% rising floor and BPP riders     113.99    173.61    235.47    365.45     33.99    103.61    175.47    365.45

 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              102.51    139.40    178.91    255.08     22.51     69.40    118.91    255.08
     optional GMIB - 6% rising floor and BPP riders     111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96

 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
     optional GMIB - 6% rising floor and BPP riders     110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63
     optional GMIB - 6% rising floor and BPP riders     117.88    185.03    254.07    400.18     37.88    115.03    194.07    400.18

 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor and BPP riders     117.58    184.14    252.61    397.48     37.58    114.14    192.61    397.48

 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
     optional GMIB - 6% rising floor and BPP riders     113.89    173.31    234.98    364.52     33.89    103.31    174.98    364.52

 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
     optional GMIB - 6% rising floor and BPP riders     117.37    183.54    251.64    395.68     37.37    113.54    191.64    395.68

 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
     optional GMIB - 6% rising floor and BPP riders     112.14    168.16    226.56    348.54     32.14     98.16    166.56    348.54

 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
     optional GMIB - 6% rising floor and BPP riders     115.94    179.33    244.81    382.98     35.94    109.33    184.81    382.98

 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
     optional GMIB - 6% rising floor and BPP riders     116.35    180.54    246.76    386.63     36.35    110.54    186.76    386.63

 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              106.51    151.40    198.91    294.92     26.51     81.40    138.91    294.92
     optional GMIB - 6% rising floor and BPP riders     115.22    177.23    241.38    376.56     35.22    107.23    181.38    376.56


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
 Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders           $105.58   $148.64   $194.32   $285.86    $25.58    $78.64   $134.32   $285.86
     optional GMIB - 6% rising floor and BPP riders   114.30    174.51    236.95    368.24     34.30    104.51    176.95    368.24

 Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders            102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
     optional GMIB - 6% rising floor and BPP riders   111.63    166.65    224.08    343.78     31.63     96.65    164.08    343.78

 Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders             99.64    130.72    164.34    225.51     19.64     60.72    104.34    225.51
     optional GMIB - 6% rising floor and BPP riders   108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

 Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders            106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
     optional GMIB - 6% rising floor and BPP riders   114.81    176.02    239.41    372.88     34.81    106.02    179.41    372.88

 Evergreen VA Fund - Class 2
     base contract with no optional riders            106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor and BPP riders   115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

 Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders            106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor and BPP riders   115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

 Evergreen VA Growth Fund - Class 2
     base contract with no optional riders            105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor and BPP riders   114.50    175.12    237.94    370.10     34.50    105.12    177.94    370.10

 Evergreen VA Growth and Income Fund - Class 2
     base contract with no optional riders            106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor and BPP riders   115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

 Evergreen VA High Income Fund - Class 2
     base contract with no optional riders            106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
     optional GMIB - 6% rising floor and BPP riders   115.63    178.43    243.34    380.24     35.63    108.43    183.34    380.24

 Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders            106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
     optional GMIB - 6% rising floor and BPP riders   115.63    178.43    243.34    380.24     35.63    108.43    183.34    380.24

 Evergreen VA Masters Fund - Class 2
     base contract with no optional riders            106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor and BPP riders   115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

 Evergreen VA Omega Fund - Class 2
     base contract with no optional riders            103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
     optional GMIB - 6% rising floor and BPP riders   112.66    169.68    229.05    353.27     32.66     99.68    169.05    353.27

 Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders            106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor and BPP riders   115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

 Evergreen VA Special Equity Fund - Class 2
     base contract with no optional riders            107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91
     optional GMIB - 6% rising floor and BPP riders   115.83    179.03    244.32    382.07     35.83    109.03    184.32    382.07

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $104.87   $146.49   $190.74   $278.76    $24.87    $76.49   $130.74   $278.76
     optional GMIB - 6% rising floor and BPP riders     113.58    172.40    233.50    361.72     33.58    102.40    173.50    361.72

 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional GMIB - 6% rising floor and BPP riders     112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43

 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              103.53    142.49    184.07    265.44     23.53     72.49    124.07    265.44
     optional GMIB - 6% rising floor and BPP riders     112.25    168.47    227.06    349.49     32.25     98.47    167.06    349.49

 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional GMIB - 6% rising floor and BPP riders     112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43

 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
     optional GMIB - 6% rising floor and BPP riders     113.17    171.19    231.52    357.97     33.17    101.19    171.52    357.97

 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor and BPP riders     113.37    171.80    232.51    359.85     33.37    101.80    172.51    359.85

 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor and BPP riders     114.50    175.12    237.94    370.10     34.50    105.12    177.94    370.10

 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
     optional GMIB - 6% rising floor and BPP riders     116.14    179.93    245.79    384.81     36.14    109.93    185.79    384.81

 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
     optional GMIB - 6% rising floor and BPP riders     114.40    174.82    237.45    369.17     34.40    104.82    177.45    369.17

 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
     optional GMIB - 6% rising floor and BPP riders     114.81    176.02    239.41    372.88     34.81    106.02    179.41    372.88

 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              103.33    141.87    183.04    263.38     23.33     71.87    123.04    263.38
     optional GMIB - 6% rising floor and BPP riders     112.04    167.86    226.07    347.59     32.04     97.86    166.07    347.59

 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
     optional GMIB - 6% rising floor and BPP riders     112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
     optional GMIB - 6% rising floor and BPP riders     115.94    179.33    244.81    382.98     35.94    109.33    184.81    382.98

 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
     optional GMIB - 6% rising floor and BPP riders     113.17    171.19    231.52    357.97     33.17    101.19    171.52    357.97


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $101.79   $137.24   $175.28   $247.76    $21.79    $67.24   $115.28   $247.76
     optional GMIB - 6% rising floor and BPP riders     110.50    163.31    218.58    333.24     30.50     93.31    158.58    333.24

 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor and BPP riders     113.37    171.80    232.51    359.85     33.37    101.80    172.51    359.85

 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
     optional GMIB - 6% rising floor and BPP riders     114.91    176.32    239.91    373.80     34.91    106.32    179.91    373.80

 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
     optional GMIB - 6% rising floor and BPP riders     113.58    172.40    233.50    361.72     33.58    102.40    173.50    361.72

 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
     optional GMIB - 6% rising floor and BPP riders     112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
     optional GMIB - 6% rising floor and BPP riders     113.99    173.61    235.47    365.45     33.99    103.61    175.47    365.45


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ...



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $101.18   $135.38   $172.16   $241.45    $21.18    $65.38   $112.16   $241.45
     optional BPP and PCR riders                        106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92

 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              100.05    131.97    166.43    229.79     20.05     61.97    106.43    229.79
     optional BPP and PCR riders                        105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87

 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              101.89    137.55    175.80    248.81     21.89     67.55    115.80    248.81
     optional BPP and PCR riders                        107.53    154.46    203.98    304.89     27.53     84.46    143.98    304.89

 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
     optional BPP and PCR riders                        109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44

 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              101.48    136.31    173.72    244.61     21.48     66.31    113.72    244.61
     optional BPP and PCR riders                        107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91

 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
     optional BPP and PCR riders                        106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92

 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
     optional BPP and PCR riders                        113.78    173.00    234.49    363.59     33.78    103.00    174.49    363.59

 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
     optional BPP and PCR riders                        113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
     optional BPP and PCR riders                        109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
     optional BPP and PCR riders                        113.27    171.49    232.02    358.91     33.27    101.49    172.02    358.91

 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              102.41    139.09    178.39    254.04     22.41     69.09    118.39    254.04
     optional BPP and PCR riders                        108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83

 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
     optional BPP and PCR riders                        111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
     optional BPP and PCR riders                        112.25    168.47    227.06    349.49     32.25     98.47    167.06    349.49

 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85
     optional BPP and PCR riders                        111.12    165.13    221.58    339.01     31.12     95.13    161.58    339.01


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders          $104.56   $145.57   $189.20   $275.70    $24.56    $75.57   $129.20   $275.70
    optional BPP and PCR riders                     110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35

Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders           101.89    137.55    175.80    248.81     21.89     67.55    115.80    248.81
    optional BPP and PCR riders                     107.53    154.46    203.98    304.89     27.53     84.46    143.98    304.89

Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            98.61    127.61    159.10    214.76     18.61     57.61     99.10    214.76
    optional BPP and PCR riders                     104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63

Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders           105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79
    optional BPP and PCR riders                     110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17

Evergreen VA Fund - Class 2
    base contract with no optional riders           105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

Evergreen VA Growth Fund - Class 2
    base contract with no optional riders           104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
    optional BPP and PCR riders                     110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders           105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

Evergreen VA High Income Fund - Class 2
    base contract with no optional riders           105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89
    optional BPP and PCR riders                     111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders           105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89
    optional BPP and PCR riders                     111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
    optional BPP and PCR riders                     108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76

Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders           106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
    optional BPP and PCR riders                     111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                     NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders            $103.84   $143.41   $185.61   $268.53    $23.84    $73.41   $125.61   $268.53
     optional BPP and PCR riders                       109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56

 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders             102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
     optional BPP and PCR riders                       108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders             102.51    139.40    178.91    255.08     22.51     69.40    118.91    255.08
     optional BPP and PCR riders                       108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82

 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders             102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
     optional BPP and PCR riders                       108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders             103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
     optional BPP and PCR riders                       109.07    159.05    211.56    319.66     29.07     89.05    151.56    319.66

 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders             103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional BPP and PCR riders                       109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders             104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
     optional BPP and PCR riders                       110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders             106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92
     optional BPP and PCR riders                       112.04    167.86    226.07    347.59     32.04     97.86    166.07    347.59

 MFS(R) Total Return Series - Service Class
     base contract with no optional riders             104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional BPP and PCR riders                       110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

 MFS(R) Utilities Series - Service Class
     base contract with no optional riders             105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79
     optional BPP and PCR riders                       110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17

 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders             102.30    138.78    177.87    252.99     22.30     68.78    117.87    252.99
     optional BPP and PCR riders                       107.94    155.69    206.01    308.85     27.94     85.69    146.01    308.85

 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders             102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
     optional BPP and PCR riders                       108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders             106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
     optional BPP and PCR riders                       111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders             103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
     optional BPP and PCR riders                       109.07    159.05    211.56    319.66     29.07     89.05    151.56    319.66


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $100.77   $134.14   $170.08   $237.23    $20.77    $64.14   $110.08   $237.23
     optional BPP and PCR riders                        106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92

 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional BPP and PCR riders                        109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
     optional BPP and PCR riders                        110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              103.84    143.41    185.61    268.53     23.84     73.41    125.61    268.53
     optional BPP and PCR riders                        109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56

 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
     optional BPP and PCR riders                        108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
     optional BPP and PCR riders                        109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ...



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $101.69   $136.93   $174.76   $246.71    $21.69    $66.93   $114.76   $246.71
     optional GMIB - 6% rising floor rider              106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91

 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              100.56    133.52    169.04    235.11     20.56     63.52    109.04    235.11
     optional GMIB - 6% rising floor rider              105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81

 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              102.41    139.09    178.39    254.04     22.41     69.09    118.39    254.04
     optional GMIB - 6% rising floor rider              107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91

 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
     optional GMIB - 6% rising floor rider              109.38    159.96    213.07    322.58     29.38     89.96    153.07    322.58

 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              102.00    137.85    176.32    249.86     22.00     67.85    116.32    249.86
     optional GMIB - 6% rising floor rider              106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92

 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
     optional GMIB - 6% rising floor rider              106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91

 AXP(R)Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
     optional GMIB - 6% rising floor rider              113.27    171.49    232.02    358.91     33.27    101.49    172.02    358.91

 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor rider              112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor rider              109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
     optional GMIB - 6% rising floor rider              112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
     optional GMIB - 6% rising floor rider              107.53    154.46    203.98    304.89     27.53     84.46    143.98    304.89

 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor rider              111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91
     optional GMIB - 6% rising floor rider              111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74

 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
     optional GMIB - 6% rising floor rider              110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders             $105.07   $147.11   $191.77   $280.79    $25.07    $77.11   $131.77   $280.79
     optional GMIB - 6% rising floor rider              109.68    160.87    214.57    325.50     29.68     90.87    154.57    325.50

 Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders              102.41    139.09    178.39    254.04     22.41     69.09    118.39    254.04
     optional GMIB - 6% rising floor rider              107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91

 Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders               99.13    129.17    161.72    220.15     19.13     59.17    101.72    220.15
     optional GMIB - 6% rising floor rider              103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50

 Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders              105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
     optional GMIB - 6% rising floor rider              110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35

 Evergreen VA Fund - Class 2
     base contract with no optional riders              105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor rider              110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

 Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders              106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor rider              110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

 Evergreen VA Growth Fund - Class 2
     base contract with no optional riders              105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
     optional GMIB - 6% rising floor rider              109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44

 Evergreen VA Growth and Income Fund - Class 2
     base contract with no optional riders              105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor rider              110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

 Evergreen VA High Income Fund - Class 2
     base contract with no optional riders              106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92
     optional GMIB - 6% rising floor rider              111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05

 Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders              106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92
     optional GMIB - 6% rising floor rider              111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05

 Evergreen VA Masters Fund - Class 2
     base contract with no optional riders              106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor rider              110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

 Evergreen VA Omega Fund - Class 2
     base contract with no optional riders              103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
     optional GMIB - 6% rising floor rider              108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83

 Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders              106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor rider              110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

 Evergreen VA Special Equity Fund - Class 2
     base contract with no optional riders              106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
     optional GMIB - 6% rising floor rider              111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $104.35   $144.95   $188.18   $273.66    $24.35    $74.95   $128.18   $273.66
     optional GMIB - 6% rising floor rider              108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68

 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
     optional GMIB - 6% rising floor rider              107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87

 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              103.02    140.94    181.49    260.27     23.02     70.94    121.49    260.27
     optional GMIB - 6% rising floor rider              107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88

 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
     optional GMIB - 6% rising floor rider              107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87

 FTVIPT Franklin Small Cap Value Securities Fund -  Class 2
     base contract with no optional riders              103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
     optional GMIB - 6% rising floor rider              108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76

 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
     optional GMIB - 6% rising floor rider              108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
     optional GMIB - 6% rising floor rider              109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44

 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
     optional GMIB - 6% rising floor rider              111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
     optional GMIB - 6% rising floor rider              109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
     optional GMIB - 6% rising floor rider              110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35

 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              102.82    140.33    180.46    258.20     22.82     70.33    120.46    258.20
     optional GMIB - 6% rising floor rider              107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89

 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
     optional GMIB - 6% rising floor rider              107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86

 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor rider              111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
     optional GMIB - 6% rising floor rider              108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return ... (continued)




                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $101.28   $135.69   $172.68   $242.51    $21.28    $65.69   $112.68   $242.51
     optional GMIB - 6% rising floor rider              105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89

 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
     optional GMIB - 6% rising floor rider              108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
     optional GMIB - 6% rising floor rider              110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66
     optional GMIB - 6% rising floor rider              108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68

 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
     optional GMIB - 6% rising floor rider              108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
     optional GMIB - 6% rising floor rider              109.38    159.96    213.07    322.58     29.38     89.96    153.07    322.58


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ...


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders              $99.64   $130.72   $164.34   $225.51    $19.64    $60.72   $104.34   $225.51
     optional GMIB - 6% rising floor and BPP riders     108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders               98.51    127.30    158.57    213.67     18.51     57.30     98.57    213.67
     optional GMIB - 6% rising floor and BPP riders     107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91

 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              100.36    132.90    168.00    232.98     20.36     62.90    108.00    232.98
     optional GMIB - 6% rising floor and BPP riders     109.07    159.05    211.56    319.66     29.07     89.05    151.56    319.66

 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
     optional GMIB - 6% rising floor and BPP riders     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders               99.95    131.66    165.91    228.72     19.95     61.66    105.91    228.72
     optional GMIB - 6% rising floor and BPP riders     108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74

 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders               99.54    130.41    163.82    224.44     19.54     60.41    103.82    224.44
     optional GMIB - 6% rising floor and BPP riders     108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
     optional GMIB - 6% rising floor and BPP riders     115.32    177.53    241.87    377.48     35.32    107.53    181.87    377.48

 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor and BPP riders     115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
     optional GMIB - 6% rising floor and BPP riders     111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
     optional GMIB - 6% rising floor and BPP riders     114.81    176.02    239.41    372.88     34.81    106.02    179.41    372.88

 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              100.87    134.45    170.60    238.28     20.87     64.45    110.60    238.28
     optional GMIB - 6% rising floor and BPP riders     109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53

 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor and BPP riders     113.37    171.80    232.51    359.85     33.37    101.80    172.51    359.85

 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79
     optional GMIB - 6% rising floor and BPP riders     113.78    173.00    234.49    363.59     33.78    103.00    174.49    363.59

 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
     optional GMIB - 6% rising floor and BPP riders     112.66    169.68    229.05    353.27     32.66     99.68    169.05    353.27


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            $103.02   $140.94   $181.49   $260.27    $23.02    $70.94   $121.49   $260.27
    optional GMIB - 6% rising floor and BPP riders    111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74

Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders             100.36    132.90    168.00    232.98     20.36     62.90    108.00    232.98
    optional GMIB - 6% rising floor and BPP riders    109.07    159.05    211.56    319.66     29.07     89.05    151.56    319.66

Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders              97.08    122.93    151.19    198.42     17.08     52.93     91.19    198.42
    optional GMIB - 6% rising floor and BPP riders    105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88

Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders             103.53    142.49    184.07    265.44     23.53     72.49    124.07    265.44
    optional GMIB - 6% rising floor and BPP riders    112.25    168.47    227.06    349.49     32.25     98.47    167.06    349.49

Evergreen VA Fund - Class 2
    base contract with no optional riders             103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor and BPP riders    112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders             104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders    112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

Evergreen VA Growth Fund - Class 2
    base contract with no optional riders             103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional GMIB - 6% rising floor and BPP riders    111.94    167.56    225.57    346.64     31.94     97.56    165.57    346.64

Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders             103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor and BPP riders    112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

Evergreen VA High Income Fund - Class 2
    base contract with no optional riders             104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66
    optional GMIB - 6% rising floor and BPP riders    113.07    170.89    231.03    357.03     33.07    100.89    171.03    357.03

Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders             104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66
    optional GMIB - 6% rising floor and BPP riders    113.07    170.89    231.03    357.03     33.07    100.89    171.03    357.03

Evergreen VA Masters Fund - Class 2
    base contract with no optional riders             104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders    112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

Evergreen VA Omega Fund - Class 2
    base contract with no optional riders             101.38    136.00    173.20    243.56     21.38     66.00    113.20    243.56
    optional GMIB - 6% rising floor and BPP riders    110.09    162.09    216.58    329.38     30.09     92.09    156.58    329.38

Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders             104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders    112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders             104.56    145.57    189.20    275.70     24.56     75.57    129.20    275.70
    optional GMIB - 6% rising floor and BPP riders    113.27    171.49    232.02    358.91     33.27    101.49    172.02    358.91


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $102.30   $138.78   $177.87   $252.99    $22.30    $68.78   $117.87   $252.99
     optional GMIB - 6% rising floor and BPP riders     111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05

 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
     optional GMIB - 6% rising floor and BPP riders     109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              100.97    134.76    171.12    239.34     20.97     64.76    111.12    239.34
     optional GMIB - 6% rising floor and BPP riders     109.68    160.87    214.57    325.50     29.68     90.87    154.57    325.50

 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
     optional GMIB - 6% rising floor and BPP riders     109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              101.89    137.55    175.80    248.81     21.89     67.55    115.80    248.81
     optional GMIB - 6% rising floor and BPP riders     110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20

 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
     optional GMIB - 6% rising floor and BPP riders     110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
     optional GMIB - 6% rising floor and BPP riders     111.94    167.56    225.57    346.64     31.94     97.56    165.57    346.64

 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
     optional GMIB - 6% rising floor and BPP riders     113.58    172.40    233.50    361.72     33.58    102.40    173.50    361.72

 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
     optional GMIB - 6% rising floor and BPP riders     111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              103.53    142.49    184.07    265.44     23.53     72.49    124.07    265.44
     optional GMIB - 6% rising floor and BPP riders     112.25    168.47    227.06    349.49     32.25     98.47    167.06    349.49

 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              100.77    134.14    170.08    237.23     20.77     64.14    110.08    237.23
     optional GMIB - 6% rising floor and BPP riders     109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56

 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              101.18    135.38    172.16    241.45     21.18     65.38    112.16    241.45
     optional GMIB - 6% rising floor and BPP riders     109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44

 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor and BPP riders     113.37    171.80    232.51    359.85     33.37    101.80    172.51    359.85

 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              101.89    137.55    175.80    248.81     21.89     67.55    115.80    248.81
     optional GMIB - 6% rising floor and BPP riders     110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)



                                                                                                       NO WITHDRAWAL OR SELECTION
                                                              A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                               END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                        1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders              $99.23   $129.48   $162.25   $221.22    $19.23    $59.48   $102.25   $221.22
     optional GMIB - 6% rising floor and BPP riders     107.94    155.69    206.01    308.85     27.94     85.69    146.01    308.85
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
     optional GMIB - 6% rising floor and BPP riders     110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional GMIB - 6% rising floor and BPP riders     112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              102.30    138.78    177.87    252.99     22.30     68.78    117.87    252.99
     optional GMIB - 6% rising floor and BPP riders     111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
     optional GMIB - 6% rising floor and BPP riders     110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
     optional GMIB - 6% rising floor and BPP riders     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                        1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
    base contract with no optional riders               $98.61   $127.61   $159.10   $214.76    $18.61    $57.61    $99.10   $214.76
    optional BPP and PCR riders                         104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
AXP(R) Variable Portfolio - Cash Management Fund
    base contract with no optional riders                97.49    124.18    153.31    202.80     17.49     54.18     93.31    202.80
    optional BPP and PCR riders                         103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders                99.33    129.79    162.77    222.30     19.33     59.79    102.77    222.30
    optional BPP and PCR riders                         104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
AXP(R) Variable Portfolio - Equity Select Fund
    base contract with no optional riders               101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
    optional BPP and PCR riders                         107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
AXP(R) Variable Portfolio - Federal Income Fund
    base contract with no optional riders                98.92    128.55    160.67    217.99     18.92     58.55    100.67    217.99
    optional BPP and PCR riders                         104.56    145.57    189.20    275.70     24.56     75.57    129.20    275.70
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
    base contract with no optional riders                98.51    127.30    158.57    213.67     18.51     57.30     98.57    213.67
    optional BPP and PCR riders                         104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders               105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
    optional BPP and PCR riders                         111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96
AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders               105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                         110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
AIM V.I. Capital Appreciation Fund, Series II Shares
    base contract with no optional riders               101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
    optional BPP and PCR riders                         107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders               105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79
    optional BPP and PCR riders                         110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                99.84    131.35    165.39    227.65     19.84     61.35    105.39    227.65
    optional BPP and PCR riders                         105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders               103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
    optional BPP and PCR riders                         109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders               104.05    144.03    186.64    270.58     24.05     74.03    126.64    270.58
    optional BPP and PCR riders                         109.68    160.87    214.57    325.50     29.68     90.87    154.57    325.50
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders               102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
    optional BPP and PCR riders                         108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders          $102.00   $137.85   $176.32   $249.86    $22.00    $67.85   $116.32   $249.86
    optional BPP and PCR riders                     107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders            99.33    129.79    162.77    222.30     19.33     59.79    102.77    222.30
    optional BPP and PCR riders                     104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            96.05    119.81    145.89    187.39     16.05     49.81     85.89    187.39
    optional BPP and PCR riders                     101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders           102.51    139.40    178.91    255.08     22.51     69.40    118.91    255.08
    optional BPP and PCR riders                     108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
Evergreen VA Fund - Class 2
    base contract with no optional riders           102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
    optional BPP and PCR riders                     108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders           102.20    138.47    177.35    251.95     22.20     68.47    117.35    251.95
    optional BPP and PCR riders                     107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders           102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
    optional BPP and PCR riders                     108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders           103.33    141.87    183.04    263.38     23.33     71.87    123.04    263.38
    optional BPP and PCR riders                     108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders           103.33    141.87    183.04    263.38     23.33     71.87    123.04    263.38
    optional BPP and PCR riders                     108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           100.36    132.90    168.00    232.98     20.36     62.90    108.00    232.98
    optional BPP and PCR riders                     105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders           103.53    142.49    184.07    265.44     23.53     72.49    124.07    265.44
    optional BPP and PCR riders                     109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                     NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders            $101.28   $135.69   $172.68   $242.51    $21.28    $65.69   $112.68   $242.51
     optional BPP and PCR riders                       106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders             100.05    131.97    166.43    229.79     20.05     61.97    106.43    229.79
     optional BPP and PCR riders                       105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              99.95    131.66    165.91    228.72     19.95     61.66    105.91    228.72
     optional BPP and PCR riders                       105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders             100.05    131.97    166.43    229.79     20.05     61.97    106.43    229.79
     optional BPP and PCR riders                       105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders             100.87    134.45    170.60    238.28     20.87     64.45    110.60    238.28
     optional BPP and PCR riders                       106.51    151.40    198.91    294.92     26.51     81.40    138.91    294.92
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders             101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
     optional BPP and PCR riders                       106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders             102.20    138.47    177.35    251.95     22.20     68.47    117.35    251.95
     optional BPP and PCR riders                       107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders             103.84    143.41    185.61    268.53     23.84     73.41    125.61    268.53
     optional BPP and PCR riders                       109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders             102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
     optional BPP and PCR riders                       107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders             102.51    139.40    178.91    255.08     22.51     69.40    118.91    255.08
     optional BPP and PCR riders                       108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              99.74    131.03    164.86    226.58     19.74     61.03    104.86    226.58
     optional BPP and PCR riders                       105.38    148.03    193.30    283.84     25.38     78.03    133.30    283.84
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders             100.15    132.28    166.95    230.85     20.15     62.28    106.95    230.85
     optional BPP and PCR riders                       105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders             103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional BPP and PCR riders                       109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders             100.87    134.45    170.60    238.28     20.87     64.45    110.60    238.28
     optional BPP and PCR riders                       106.51    151.40    198.91    294.92     26.51     81.40    138.91    294.92

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                               A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                                END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders              $98.20   $126.37   $157.00   $210.42   $18.20   $56.37    $97.00   $210.42
     optional BPP and PCR riders                        103.84    143.41    185.61    268.53    23.84    73.41    125.61    268.53
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              101.07    135.07    171.64    240.40    21.07    65.07    111.64    240.40
     optional BPP and PCR riders                        106.71    152.02    199.92    296.92    26.71    82.02    139.92    296.92
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              102.61    139.71    179.42    256.12    22.61    69.71    119.42    256.12
     optional BPP and PCR riders                        108.25    156.60    207.52    311.81    28.25    86.60    147.52    311.81
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              101.28    135.69    172.68    242.51    21.28    65.69    112.68    242.51
     optional BPP and PCR riders                        106.92    152.63    200.94    298.92    26.92    82.63    140.94    298.92
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              100.66    133.83    169.56    236.17    20.66    63.83    109.56    236.17
     optional BPP and PCR riders                        106.30    150.79    197.89    292.91    26.30    80.79    137.89    292.91
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              101.69    136.93    174.76    246.71    21.69    66.93    114.76    246.71
     optional BPP and PCR riders                        107.33    153.85    202.97    302.90    27.33    83.85    142.97    302.90

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $107.33   $143.85   $162.97   $302.90    $27.33    $83.85   $142.97   $302.90
     optional GMIB - 6% rising floor rider              111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
     optional GMIB - 6% rising floor rider              110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              108.04    145.99    166.51    309.83     28.04     85.99    146.51    309.83
     optional GMIB - 6% rising floor rider              112.66    159.68    189.05    353.27     32.66     99.68    169.05    353.27
 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              110.40    153.00    178.08    332.28     30.40     93.00    158.08    332.28
     optional GMIB - 6% rising floor rider              115.01    166.62    200.40    374.72     35.01    106.62    180.40    374.72
 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              107.63    144.77    164.49    305.88     27.63     84.77    144.49    305.88
     optional GMIB - 6% rising floor rider              112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49
 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
     optional GMIB - 6% rising floor rider              111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24
     optional GMIB - 6% rising floor rider              118.91    178.03    218.91    409.09     38.91    118.03    198.91    409.09
 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
     optional GMIB - 6% rising floor rider              118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43
 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
     optional GMIB - 6% rising floor rider              114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80
 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59
     optional GMIB - 6% rising floor rider              118.40    176.53    216.49    404.65     38.40    116.53    196.49    404.65
 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              108.56    147.52    169.04    314.76     28.56     87.52    149.04    314.76
     optional GMIB - 6% rising floor rider              113.17    161.19    191.52    357.97     33.17    101.19    171.52    357.97
 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
     optional GMIB - 6% rising floor rider              116.96    172.34    209.69    392.07     36.96    112.34    189.69    392.07
 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              112.76    159.98    189.54    354.21     32.76     99.98    169.54    354.21
     optional GMIB - 6% rising floor rider              117.37    173.54    211.64    395.68     37.37    113.54    191.64    395.68
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78
     optional GMIB - 6% rising floor rider              116.24    170.23    206.27    385.72     36.24    110.23    186.27    385.72

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders          $110.71   $153.92   $179.58   $335.17    $30.71    $93.92   $159.58   $335.17
    optional GMIB - 6% rising floor rider           115.32    167.53    201.87    377.48     35.32    107.53    181.87    377.48
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders           108.04    145.99    166.51    309.83     28.04     85.99    146.51    309.83
    optional GMIB - 6% rising floor rider           112.66    159.68    189.05    353.27     32.66     99.68    169.05    353.27
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders           104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
    optional GMIB - 6% rising floor rider           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders           111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
    optional GMIB - 6% rising floor rider           115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07
Evergreen VA Fund - Class 2
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional GMIB - 6% rising floor rider           116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
    optional GMIB - 6% rising floor rider           116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders           110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
    optional GMIB - 6% rising floor rider           115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32
Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional GMIB - 6% rising floor rider           116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders           112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59
    optional GMIB - 6% rising floor rider           116.65    171.44    208.23    389.36     36.65    111.44    188.23    389.36
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders           112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59
    optional GMIB - 6% rising floor rider           116.65    171.44    208.23    389.36     36.65    111.44    188.23    389.36
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
    optional GMIB - 6% rising floor rider           116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66
    optional GMIB - 6% rising floor rider           113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
    optional GMIB - 6% rising floor rider           116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45
Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders           112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49
    optional GMIB - 6% rising floor rider           116.86    172.04    209.20    391.17     36.86    112.04    189.20    391.17

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $109.99   $151.79   $176.08   $328.41    $29.99    $91.79   $156.08   $328.41
     optional GMIB - 6% rising floor rider              114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
     optional GMIB - 6% rising floor rider              113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
     optional GMIB - 6% rising floor rider              113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
     optional GMIB - 6% rising floor rider              113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              109.58    150.57    174.07    324.53     29.58     90.57    154.07    324.53
     optional GMIB - 6% rising floor rider              114.19    164.21    196.46    367.32     34.19    104.21    176.46    367.32
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
     optional GMIB - 6% rising floor rider              114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
     optional GMIB - 6% rising floor rider              115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32
     optional GMIB - 6% rising floor rider              117.17    172.94    210.66    393.88     37.17    112.94    190.66    393.88
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
     optional GMIB - 6% rising floor rider              115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
     optional GMIB - 6% rising floor rider              115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              108.45    147.21    168.53    313.77     28.45     87.21    148.53    313.77
     optional GMIB - 6% rising floor rider              113.07    160.89    191.03    357.03     33.07    100.89    171.03    357.03
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor rider              113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
     optional GMIB - 6% rising floor rider              116.96    172.34    209.69    392.07     36.96    112.34    189.69    392.07
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              109.58    150.57    174.07    324.53     29.58     90.57    154.07    324.53
     optional GMIB - 6% rising floor rider              114.19    164.21    196.46    367.32     34.19    104.21    176.46    367.32


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $106.92   $142.63   $160.94   $298.92    $26.92    $82.63   $140.94   $298.92
     optional GMIB - 6% rising floor rider              111.53    156.34    183.58    342.83     31.53     96.34    163.58    342.83
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
     optional GMIB - 6% rising floor rider              114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92
     optional GMIB - 6% rising floor rider              115.94    169.33    204.81    382.98     35.94    109.33    184.81    382.98
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
     optional GMIB - 6% rising floor rider              114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
     optional GMIB - 6% rising floor rider              113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              110.40    153.00    178.08    332.28     30.40     93.00    158.08    332.28
     optional GMIB - 6% rising floor rider              115.01    166.62    200.40    374.72     35.01    106.62    180.40    374.72

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $105.28   $137.72   $152.79   $282.82    $25.28    $77.72   $132.79   $282.82
     optional GMIB - 6% rising floor and BPP riders     113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
     optional GMIB - 6% rising floor and BPP riders     112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
 AXP(R) Variable Portfolio - Diversified Equity Income  Fund
     base contract with no optional riders              105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
     optional GMIB - 6% rising floor and BPP riders     114.71    165.72    198.92    371.95     34.71    105.72    178.92    371.95
 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor and BPP riders     117.06    172.64    210.18    392.98     37.06    112.64    190.18    392.98
 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              105.58    138.64    154.32    285.86     25.58     78.64    134.32    285.86
     optional GMIB - 6% rising floor and BPP riders     114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24
 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
     optional GMIB - 6% rising floor and BPP riders     113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49
     optional GMIB - 6% rising floor and BPP riders     120.96    183.99    228.53    426.66     40.96    123.99    208.53    426.66
 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
     optional GMIB - 6% rising floor and BPP riders     120.65    183.10    227.09    424.05     40.65    123.10    207.09    424.05
 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
     optional GMIB - 6% rising floor and BPP riders     116.96    172.34    209.69    392.07     36.96    112.34    189.69    392.07
 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
     optional GMIB - 6% rising floor and BPP riders     120.45    182.50    226.13    422.30     40.45    122.50    206.13    422.30
 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
     optional GMIB - 6% rising floor and BPP riders     115.22    167.23    201.38    376.56     35.22    107.23    181.38    376.56
 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
     optional GMIB - 6% rising floor and BPP riders     119.01    178.33    219.39    409.98     39.01    118.33    199.39    409.98
 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              110.71    153.92    179.58    335.17     30.71     93.92    159.58    335.17
     optional GMIB - 6% rising floor and BPP riders     119.42    179.52    221.32    413.52     39.42    119.52    201.32    413.52
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              109.58    150.57    174.07    324.53     29.58     90.57    154.07    324.53
     optional GMIB - 6% rising floor and BPP riders     118.29    176.23    216.01    403.75     38.29    116.23    196.01    403.75

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders            $108.66   $147.82   $169.54   $315.74    $28.66    $87.82   $149.54   $315.74
    optional GMIB - 6% rising floor and BPP riders    117.37    173.54    211.64    395.68     37.37    113.54    191.64    395.68
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders             105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
    optional GMIB - 6% rising floor and BPP riders    114.71    165.72    198.92    371.95     34.71    105.72    178.92    371.95
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders             102.71    130.02    139.94    257.16     22.71     70.02    119.94    257.16
    optional GMIB - 6% rising floor and BPP riders    111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders             109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
    optional GMIB - 6% rising floor and BPP riders    117.88    175.03    214.07    400.18     37.88    115.03    194.07    400.18
Evergreen VA Fund - Class 2
    base contract with no optional riders             109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor and BPP riders    118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders             109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor and BPP riders    118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders             108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor and BPP riders    117.58    174.14    212.61    397.48     37.58    114.14    192.61    397.48
Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders             109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor and BPP riders    118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders             109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
    optional GMIB - 6% rising floor and BPP riders    118.70    177.43    217.94    407.32     38.70    117.43    197.94    407.32
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders             109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
    optional GMIB - 6% rising floor and BPP riders    118.70    177.43    217.94    407.32     38.70    117.43    197.94    407.32
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders             109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor and BPP riders    118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders             107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
    optional GMIB - 6% rising floor and BPP riders    115.73    168.73    203.83    381.15     35.73    108.73    183.83    381.15
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders             109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor and BPP riders    118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43
Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders             110.20    152.40    177.08    330.35     30.20     92.40    157.08    330.35
    optional GMIB - 6% rising floor and BPP riders    118.91    178.03    218.91    409.09     38.91    118.03    198.91    409.09

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $107.94   $145.69   $166.01   $308.85    $27.94    $85.69   $146.01   $308.85
     optional GMIB - 6% rising floor and BPP riders     116.65    171.44    208.23    389.36     36.65    111.44    188.23    389.36
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor and BPP riders     115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              106.61    141.71    159.42    295.92     26.61     81.71    139.42    295.92
     optional GMIB - 6% rising floor and BPP riders     115.32    167.53    201.87    377.48     35.32    107.53    181.87    377.48
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor and BPP riders     115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              107.53    144.46    163.98    304.89     27.53     84.46    143.98    304.89
     optional GMIB - 6% rising floor and BPP riders     116.24    170.23    206.27    385.72     36.24    110.23    186.27    385.72
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
     optional GMIB - 6% rising floor and BPP riders     116.45    170.84    207.25    387.54     36.45    110.84    187.25    387.54
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor and BPP riders     117.58    174.14    212.61    397.48     37.58    114.14    192.61    397.48
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              110.50    153.31    178.58    333.24     30.50     93.31    158.58    333.24
     optional GMIB - 6% rising floor and BPP riders     119.22    178.92    220.36    411.75     39.22    118.92    200.36    411.75
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
     optional GMIB - 6% rising floor and BPP riders     117.47    173.84    212.12    396.58     37.47    113.84    192.12    396.58
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
     optional GMIB - 6% rising floor and BPP riders     117.88    175.03    214.07    400.18     37.88    115.03    194.07    400.18
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              106.40    141.10    158.40    293.92     26.40     81.10    138.40    293.92
     optional GMIB - 6% rising floor and BPP riders     115.12    166.93    200.89    375.64     35.12    106.93    180.89    375.64
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor and BPP riders     115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
     optional GMIB - 6% rising floor and BPP riders     119.01    178.33    219.39    409.98     39.01    118.33    199.39    409.98
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              107.53    144.46    163.98    304.89     27.53     84.46    143.98    304.89
     optional GMIB - 6% rising floor and BPP riders     116.24    170.23    206.27    385.72     36.24    110.23    186.27    385.72

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $104.87   $136.49   $150.74   $278.76    $24.87    $76.49   $130.74   $278.76
     optional GMIB - 6% rising floor and BPP riders     113.58    162.40    193.50    361.72     33.58    102.40    173.50    361.72
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
     optional GMIB - 6% rising floor and BPP riders     116.45    170.84    207.25    387.54     36.45    110.84    187.25    387.54
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
     optional GMIB - 6% rising floor and BPP riders     117.99    175.33    214.55    401.07     37.99    115.33    194.55    401.07
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              107.94    145.69    166.01    308.85     27.94     85.69    146.01    308.85
     optional GMIB - 6% rising floor and BPP riders     116.65    171.44    208.23    389.36     36.65    111.44    188.23    389.36
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
     optional GMIB - 6% rising floor and BPP riders     116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor and BPP riders     117.06    172.64    210.18    392.98     37.06    112.64    190.18    392.98

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $104.25   $134.64   $147.66   $272.63    $24.25    $74.64   $127.66   $272.63
     optional BPP and PCR riders                        109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              103.12    131.25    142.00    261.31     23.12     71.25    122.00    261.31
     optional BPP and PCR riders                        108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              104.97    136.80    151.25    279.78     24.97     76.80    131.25    279.78
     optional BPP and PCR riders                        110.61    153.61    179.08    334.20     30.61     93.61    159.08    334.20
 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
     optional BPP and PCR riders                        112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09
 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              104.56    135.57    149.20    275.70     24.56     75.57    129.20    275.70
     optional BPP and PCR riders                        110.20    152.40    177.08    330.35     30.20     92.40    157.08    330.35
 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
     optional BPP and PCR riders                        109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
     optional BPP and PCR riders                        116.86    172.04    209.20    391.17     36.86    112.04    189.20    391.17
 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
     optional BPP and PCR riders                        116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45
 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
     optional BPP and PCR riders                        112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              110.71    153.92    179.58    335.17     30.71     93.92    159.58    335.17
     optional BPP and PCR riders                        116.35    170.54    206.76    386.63     36.35    110.54    186.76    386.63
 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              105.48    138.33    153.81    284.85     25.48     78.33    133.81    284.85
     optional BPP and PCR riders                        111.12    155.13    181.58    339.01     31.12     95.13    161.58    339.01
 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
     optional BPP and PCR riders                        114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80
 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
     optional BPP and PCR riders                        115.32    167.53    201.87    377.48     35.32    107.53    181.87    377.48
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              108.56    147.52    169.04    314.76     28.56     87.52    149.04    314.76
     optional BPP and PCR riders                        114.19    164.21    196.46    367.32     34.19    104.21    176.46    367.32

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders          $107.63   $144.77   $164.49   $305.88    $27.63    $84.77   $144.49   $305.88
    optional BPP and PCR riders                     113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders           104.97    136.80    151.25    279.78     24.97     76.80    131.25    279.78
    optional BPP and PCR riders                     110.61    153.61    179.08    334.20     30.61     93.61    159.08    334.20
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders           101.69    126.93    134.76    246.71     21.69     66.93    114.76    246.71
    optional BPP and PCR riders                     107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders           108.15    146.30    167.02    310.82     28.15     86.30    147.02    310.82
    optional BPP and PCR riders                     113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59
Evergreen VA Fund - Class 2
    base contract with no optional riders           108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
    optional BPP and PCR riders                     113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional BPP and PCR riders                     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders           107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86
    optional BPP and PCR riders                     113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders           108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
    optional BPP and PCR riders                     113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders           108.97    148.74    171.05    318.68     28.97     88.74    151.05    318.68
    optional BPP and PCR riders                     114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders           108.97    148.74    171.05    318.68     28.97     88.74    151.05    318.68
    optional BPP and PCR riders                     114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional BPP and PCR riders                     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
    optional BPP and PCR riders                     111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional BPP and PCR riders                     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10
Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders           109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
    optional BPP and PCR riders                     114.81    166.02    199.41    372.88     34.81    106.02    179.41    372.88

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $106.92   $142.63   $160.94   $298.92    $26.92    $82.63   $140.94   $298.92
     optional BPP and PCR riders                        112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
     optional BPP and PCR riders                        111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              105.58    138.64    154.32    285.86     25.58     78.64    134.32    285.86
     optional BPP and PCR riders                        111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
     optional BPP and PCR riders                        111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
     optional BPP and PCR riders                        112.14    158.16    186.56    348.54     32.14     98.16    166.56    348.54
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional BPP and PCR riders                        112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86
     optional BPP and PCR riders                        113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              109.48    150.26    173.57    323.56     29.48     90.26    153.57    323.56
     optional BPP and PCR riders                        115.12    166.93    200.89    375.64     35.12    106.93    180.89    375.64
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
     optional BPP and PCR riders                        113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              108.15    146.30    167.02    310.82     28.15     86.30    147.02    310.82
     optional BPP and PCR riders                        113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              105.38    138.03    153.30    283.84     25.38     78.03    133.30    283.84
     optional BPP and PCR riders                        111.02    154.83    181.08    338.05     31.02     94.83    161.08    338.05
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
     optional BPP and PCR riders                        111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
     optional BPP and PCR riders                        114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
     optional BPP and PCR riders                        112.14    158.16    186.56    348.54     32.14     98.16    166.56    348.54

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $103.84   $133.41   $145.61   $268.53    $23.84    $73.41   $125.61   $268.53
     optional BPP and PCR riders                        109.48    150.26    173.57    323.56     29.48     90.26    153.57    323.56
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional BPP and PCR riders                        112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
     optional BPP and PCR riders                        113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              106.92    142.63    160.94    298.92     26.92     82.63    140.94    298.92
     optional BPP and PCR riders                        112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
     optional BPP and PCR riders                        111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
     optional BPP and PCR riders                        112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $104.76   $136.18   $150.23   $277.74    $24.76    $76.18   $130.23   $277.74
     optional GMIB - 6% rising floor rider              109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              103.64    132.80    144.58    266.47     23.64     72.80    124.58    266.47
     optional GMIB - 6% rising floor rider              108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              105.48    138.33    153.81    284.85     25.48     78.33    133.81    284.85
     optional GMIB - 6% rising floor rider              110.09    152.09    176.58    329.38     30.09     92.09    156.58    329.38
 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86
     optional GMIB - 6% rising floor rider              112.45    159.07    188.05    351.38     32.45     99.07    168.05    351.38
 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              105.07    137.11    151.77    280.79     25.07     77.11    131.77    280.79
     optional GMIB - 6% rising floor rider              109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              104.66    135.88    149.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor rider              109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
     optional GMIB - 6% rising floor rider              116.35    170.54    206.76    386.63     36.35    110.54    186.76    386.63
 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
     optional GMIB - 6% rising floor rider              116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
     optional GMIB - 6% rising floor rider              112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
     optional GMIB - 6% rising floor rider              115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07
 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
     optional GMIB - 6% rising floor rider              110.61    153.61    179.08    334.20     30.61     93.61    159.08    334.20
 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
     optional GMIB - 6% rising floor rider              114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17
 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              110.20    152.40    177.08    330.35     30.20     92.40    157.08    330.35
     optional GMIB - 6% rising floor rider              114.81    166.02    199.41    372.88     34.81    106.02    179.41    372.88
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66
     optional GMIB - 6% rising floor rider              113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders         $108.15   $146.30   $167.02   $310.82    $28.15    $86.30   $147.02   $310.82
     optional GMIB - 6% rising floor rider          112.76    159.98    189.54    354.21     32.76     99.98    169.54    354.21
 Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders          105.48    138.33    153.81    284.85     25.48     78.33    133.81    284.85
     optional GMIB - 6% rising floor rider          110.09    152.09    176.58    329.38     30.09     92.09    156.58    329.38
 Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders          102.20    128.47    137.35    251.95     22.20     68.47    117.35    251.95
     optional GMIB - 6% rising floor rider          106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
 Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders          108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
     optional GMIB - 6% rising floor rider          113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91
 Evergreen VA Fund - Class 2
     base contract with no optional riders          108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor rider          113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
 Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders          109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
     optional GMIB - 6% rising floor rider          113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
 Evergreen VA Growth Fund - Class 2
     base contract with no optional riders          108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor rider          112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09
 Evergreen VA Growth and Income Fund - Class 2
     base contract with no optional riders          108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
     optional GMIB - 6% rising floor rider          113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
 Evergreen VA High Income Fund - Class 2
     base contract with no optional riders          109.48    150.26    173.57    323.56     29.48     90.26    153.57    323.56
     optional GMIB - 6% rising floor rider          114.09    163.91    195.97    366.39     34.09    103.91    175.97    366.39
 Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders          109.48    150.26    173.57    323.56     29.48     90.26    153.57    323.56
     optional GMIB - 6% rising floor rider          114.09    163.91    195.97    366.39     34.09    103.91    175.97    366.39
 Evergreen VA Masters Fund - Class 2
     base contract with no optional riders          109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
     optional GMIB - 6% rising floor rider          113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
 Evergreen VA Omega Fund - Class 2
     base contract with no optional riders          106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
     optional GMIB - 6% rising floor rider          111.12    155.13    181.58    339.01     31.12     95.13    161.58    339.01
 Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders          109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
     optional GMIB - 6% rising floor rider          113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
 Evergreen VA Special Equity Fund - Class 2
     base contract with no optional riders          109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
     optional GMIB - 6% rising floor rider          114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $107.43   $144.16   $163.48   $303.89    $27.43    $84.16   $143.48   $303.89
     optional GMIB - 6% rising floor rider              112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
     optional GMIB - 6% rising floor rider              110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              106.10    140.18    156.87    290.90     26.10     80.18    136.87    290.90
     optional GMIB - 6% rising floor rider              110.71    153.92    179.58    335.17     30.71     93.92    159.58    335.17
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
     optional GMIB - 6% rising floor rider              110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
     optional GMIB - 6% rising floor rider              111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
     optional GMIB - 6% rising floor rider              111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
     optional GMIB - 6% rising floor rider              112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
     optional GMIB - 6% rising floor rider              114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
     optional GMIB - 6% rising floor rider              112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
     optional GMIB - 6% rising floor rider              113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              105.89    139.56    155.85    288.89     25.89     79.56    135.85    288.89
     optional GMIB - 6% rising floor rider              110.50    153.31    178.58    333.24     30.50     93.31    158.58    333.24
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor rider              110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
     optional GMIB - 6% rising floor rider              114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
     optional GMIB - 6% rising floor rider              111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $104.35   $134.95   $148.18   $273.66    $24.35    $74.95   $128.18   $273.66
     optional GMIB - 6% rising floor rider              108.97    148.74    171.05    318.68     28.97     88.74    151.05    318.68
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
     optional GMIB - 6% rising floor rider              111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
     optional GMIB - 6% rising floor rider              113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89
     optional GMIB - 6% rising floor rider              112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor rider              111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86
     optional GMIB - 6% rising floor rider              112.45    159.07    188.05    351.38     32.45     99.07    168.05    351.38

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $102.71   $130.02   $139.94   $257.16    $22.71    $70.02   $119.94   $257.16
     optional GMIB - 6% rising floor and BPP riders     111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              101.59    126.62    134.24    245.66     21.59     66.62    114.24    245.66
     optional GMIB - 6% rising floor and BPP riders     110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              103.43    132.18    143.55    264.41     23.43     72.18    123.55    264.41
     optional GMIB - 6% rising floor and BPP riders     112.14    158.16    186.56    348.54     32.14     98.16    166.56    348.54
 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor and BPP riders     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10
 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              103.02    130.94    141.49    260.27     23.02     70.94    121.49    260.27
     optional GMIB - 6% rising floor and BPP riders     111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              102.61    129.71    139.42    256.12     22.61     69.71    119.42    256.12
     optional GMIB - 6% rising floor and BPP riders     111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
     optional GMIB - 6% rising floor and BPP riders     118.40    176.53    216.49    404.65     38.40    116.53    196.49    404.65
 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
     optional GMIB - 6% rising floor and BPP riders     118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97
 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
     optional GMIB - 6% rising floor and BPP riders     114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17
 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
     optional GMIB - 6% rising floor and BPP riders     117.88    175.03    214.07    400.18     37.88    115.03    194.07    400.18
 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              103.94    133.72    146.12    269.56     23.94     73.72    126.12    269.56
     optional GMIB - 6% rising floor and BPP riders     112.66    159.68    189.05    353.27     32.66     99.68    169.05    353.27
 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
     optional GMIB - 6% rising floor and BPP riders     116.45    170.84    207.25    387.54     36.45    110.84    187.25    387.54
 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              108.15    146.30    167.02    310.82     28.15     86.30    147.02    310.82
     optional GMIB - 6% rising floor and BPP riders     116.86    172.04    209.20    391.17     36.86    112.04    189.20    391.17
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
     optional GMIB - 6% rising floor and BPP riders     115.73    168.73    203.83    381.15     35.73    108.73    183.83    381.15

              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Capital Growth Fund - Class 2
     base contract with no optional riders           $106.10   $140.18   $156.87   $290.90    $26.10    $80.18   $136.87   $290.90
     optional GMIB - 6% rising floor and BPP riders   114.81    166.02    199.41    372.88     34.81    106.02    179.41    372.88
 Evergreen VA Core Bond Fund - Class 2
     base contract with no optional riders            103.43    132.18    143.55    264.41     23.43     72.18    123.55    264.41
     optional GMIB - 6% rising floor and BPP riders   112.14    158.16    186.56    348.54     32.14     98.16    166.56    348.54
 Evergreen VA Equity Index Fund - Class 2
     base contract with no optional riders            100.15    122.28    126.95    230.85     20.15     62.28    106.95    230.85
     optional GMIB - 6% rising floor and BPP riders   108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
 Evergreen VA Foundation Fund - Class 2
     base contract with no optional riders            106.61    141.71    159.42    295.92     26.61     81.71    139.42    295.92
     optional GMIB - 6% rising floor and BPP riders   115.32    167.53    201.87    377.48     35.32    107.53    181.87    377.48
 Evergreen VA Fund - Class 2
     base contract with no optional riders            106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor and BPP riders   115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32
 Evergreen VA Global Leaders Fund - Class 2
     base contract with no optional riders            107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
     optional GMIB - 6% rising floor and BPP riders   116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
 Evergreen VA Growth Fund - Class 2
     base contract with no optional riders            106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor and BPP riders   115.01    166.62    200.40    374.72     35.01    106.62    180.40    374.72
 Evergreen VA Growth and Income Fund - Class 2
     base contract with no optional riders            106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
     optional GMIB - 6% rising floor and BPP riders   115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32
 Evergreen VA High Income Fund - Class 2
     base contract with no optional riders            107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89
     optional GMIB - 6% rising floor and BPP riders   116.14    169.93    205.79    384.81     36.14    109.93    185.79    384.81
 Evergreen VA International Growth Fund - Class 2
     base contract with no optional riders            107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89
     optional GMIB - 6% rising floor and BPP riders   116.14    169.93    205.79    384.81     36.14    109.93    185.79    384.81
 Evergreen VA Masters Fund - Class 2
     base contract with no optional riders            107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
     optional GMIB - 6% rising floor and BPP riders   116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
 Evergreen VA Omega Fund - Class 2
     base contract with no optional riders            104.46    135.26    148.69    274.68     24.46     75.26    128.69    274.68
     optional GMIB - 6% rising floor and BPP riders   113.17    161.19    191.52    357.97     33.17    101.19    171.52    357.97
 Evergreen VA Small Cap Value Fund - Class 2
     base contract with no optional riders            107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
     optional GMIB - 6% rising floor and BPP riders   116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
 Evergreen VA Special Equity Fund - Class 2
     base contract with no optional riders            107.63    144.77    164.49    305.88     27.63     84.77    144.49    305.88
     optional GMIB - 6% rising floor and BPP riders   116.35    170.54    206.76    386.63     36.35    110.54    186.76    386.63

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders             $105.38   $138.03   $153.30   $283.84    $25.38    $78.03   $133.30   $283.84
     optional GMIB - 6% rising floor and BPP riders     114.09    163.91    195.97    366.39     34.09    103.91    175.97    366.39
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders              104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
     optional GMIB - 6% rising floor and BPP riders     112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders              104.05    134.03    146.64    270.58     24.05     74.03    126.64    270.58
     optional GMIB - 6% rising floor and BPP riders     112.76    159.98    189.54    354.21     32.76     99.98    169.54    354.21
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders              104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
     optional GMIB - 6% rising floor and BPP riders     112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders              104.97    136.80    151.25    279.78     24.97     76.80    131.25    279.78
     optional GMIB - 6% rising floor and BPP riders     113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders              105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
     optional GMIB - 6% rising floor and BPP riders     113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders              106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
     optional GMIB - 6% rising floor and BPP riders     115.01    166.62    200.40    374.72     35.01    106.62    180.40    374.72
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders              107.94    145.69    166.01    308.85     27.94     85.69    146.01    308.85
     optional GMIB - 6% rising floor and BPP riders     116.65    171.44    208.23    389.36     36.65    111.44    188.23    389.36
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders              106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
     optional GMIB - 6% rising floor and BPP riders     114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders              106.61    141.71    159.42    295.92     26.61     81.71    139.42    295.92
     optional GMIB - 6% rising floor and BPP riders     115.32    167.53    201.87    377.48     35.32    107.53    181.87    377.48
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders              103.84    133.41    145.61    268.53     23.84     73.41    125.61    268.53
     optional GMIB - 6% rising floor and BPP riders     112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders              104.25    134.64    147.66    272.63     24.25     74.64    127.66    272.63
     optional GMIB - 6% rising floor and BPP riders     112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders              107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
     optional GMIB - 6% rising floor and BPP riders     116.45    170.84    207.25    387.54     36.45    110.84    187.25    387.54
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders              104.97    136.80    151.25    279.78     24.97     76.80    131.25    279.78
     optional GMIB - 6% rising floor and BPP riders     113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $102.30   $128.78   $137.87   $252.99    $22.30    $68.78   $117.87   $252.99
     optional GMIB - 6% rising floor and BPP riders     111.02    154.83    181.08    338.05     31.02     94.83    161.08    338.05
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
     optional GMIB - 6% rising floor and BPP riders     113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional GMIB - 6% rising floor and BPP riders     115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              105.38    138.03    153.30    283.84     25.38     78.03    133.30    283.84
     optional GMIB - 6% rising floor and BPP riders     114.09    163.91    195.97    366.39     34.09    103.91    175.97    366.39
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
     optional GMIB - 6% rising floor and BPP riders     113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
     optional GMIB - 6% rising floor and BPP riders     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders             $101.69   $126.93   $134.76   $246.71    $21.69    $66.93   $114.76   $246.71
     optional BPP and PCR riders                        107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders              100.56    123.52    129.04    235.11     20.56     63.52    109.04    235.11
     optional BPP and PCR riders                        106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders              102.41    129.09    138.39    254.04     22.41     69.09    118.39    254.04
     optional BPP and PCR riders                        108.04    145.99    166.51    309.83     28.04     85.99    146.51    309.83
 AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders              104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
     optional BPP and PCR riders                        110.40    153.00    178.08    332.28     30.40     93.00    158.08    332.28
 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders              102.00    127.85    136.32    249.86     22.00     67.85    116.32    249.86
     optional BPP and PCR riders                        107.63    144.77    164.49    305.88     27.63     84.77    144.49    305.88
 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
     base contract with no optional riders              101.59    126.62    134.24    245.66     21.59     66.62    114.24    245.66
     optional BPP and PCR riders                        107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders              108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
     optional BPP and PCR riders                        114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24
 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders              108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
     optional BPP and PCR riders                        113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
 AIM V.I. Capital Appreciation Fund, Series II Shares
     base contract with no optional riders              104.66    135.88    149.72    276.72     24.66     75.88    129.72    276.72
     optional BPP and PCR riders                        110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders              108.15    146.30    167.02    310.82     28.15     86.30    147.02    310.82
     optional BPP and PCR riders                        113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59
 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders              102.92    130.64    140.97    259.24     22.92     70.64    120.97    259.24
     optional BPP and PCR riders                        108.56    147.52    169.04    314.76     28.56     87.52    149.04    314.76
 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders              106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional BPP and PCR riders                        112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders              107.12    143.24    161.96    300.91     27.12     83.24    141.96    300.91
     optional BPP and PCR riders                        112.76    159.98    189.54    354.21     32.76     99.98    169.54    354.21
 Evergreen VA Blue Chip Fund - Class 2
     base contract with no optional riders              105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
     optional BPP and PCR riders                        111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders          $105.07   $137.11   $151.77   $280.79    $25.07    $77.11   $131.77   $280.79
    optional BPP and PCR riders                     110.71    153.92    179.58    335.17     30.71     93.92    159.58    335.17
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders           102.41    129.09    138.39    254.04     22.41     69.09    118.39    254.04
    optional BPP and PCR riders                     108.04    145.99    166.51    309.83     28.04     85.99    146.51    309.83
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders            99.13    119.17    121.72    220.15     19.13     59.17    101.72    220.15
    optional BPP and PCR riders                     104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders           105.58    138.64    154.32    285.86     25.58     78.64    134.32    285.86
    optional BPP and PCR riders                     111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
Evergreen VA Fund - Class 2
    base contract with no optional riders           105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
Evergreen VA Growth Fund - Class 2
    base contract with no optional riders           105.28    137.72    152.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
Evergreen VA Growth and Income Fund - Class 2
    base contract with no optional riders           105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
Evergreen VA High Income Fund - Class 2
    base contract with no optional riders           106.40    141.10    158.40    293.92     26.40     81.10    138.40    293.92
    optional BPP and PCR riders                     112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59
Evergreen VA International Growth Fund - Class 2
    base contract with no optional riders           106.40    141.10    158.40    293.92     26.40     81.10    138.40    293.92
    optional BPP and PCR riders                     112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59
Evergreen VA Masters Fund - Class 2
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
Evergreen VA Omega Fund - Class 2
    base contract with no optional riders           103.43    132.18    143.55    264.41     23.43     72.18    123.55    264.41
    optional BPP and PCR riders                     109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66
Evergreen VA Small Cap Value Fund - Class 2
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
Evergreen VA Special Equity Fund - Class 2
    base contract with no optional riders           106.61    141.71    159.42    295.92     26.61     81.71    139.42    295.92
    optional BPP and PCR riders                     112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                     NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Evergreen VA Strategic Income Fund - Class 2
     base contract with no optional riders            $104.35   $134.95   $148.18   $273.66    $24.35    $74.95   $128.18   $273.66
     optional BPP and PCR riders                       109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
     base contract with no optional riders             103.12    131.25    142.00    261.31     23.12     71.25    122.00    261.31
     optional BPP and PCR riders                       108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
 Fidelity(R) VIP Growth Portfolio Service Class 2
     base contract with no optional riders             103.02    130.94    141.49    260.27     23.02     70.94    121.49    260.27
     optional BPP and PCR riders                       108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2
     base contract with no optional riders             103.12    131.25    142.00    261.31     23.12     71.25    122.00    261.31
     optional BPP and PCR riders                       108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
     base contract with no optional riders             103.94    133.72    146.12    269.56     23.94     73.72    126.12    269.56
     optional BPP and PCR riders                       109.58    150.57    174.07    324.53     29.58     90.57    154.07    324.53
 FTVIPT Mutual Shares Securities Fund - Class 2
     base contract with no optional riders             104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
     optional BPP and PCR riders                       109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
 FTVIPT Templeton Foreign Securities Fund - Class 2
     base contract with no optional riders             105.28    137.72    152.79    282.82     25.28     77.72    132.79    282.82
     optional BPP and PCR riders                       110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
 MFS(R) New Discovery Series - Service Class
     base contract with no optional riders             106.92    142.63    160.94    298.92     26.92     82.63    140.94    298.92
     optional BPP and PCR riders                       112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32
 MFS(R) Total Return Series - Service Class
     base contract with no optional riders             105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
     optional BPP and PCR riders                       110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
 MFS(R) Utilities Series - Service Class
     base contract with no optional riders             105.58    138.64    154.32    285.86     25.58     78.64    134.32    285.86
     optional BPP and PCR riders                       111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
 Oppenheimer Capital Appreciation Fund/VA, Service Shares
     base contract with no optional riders             102.82    130.33    140.46    258.20     22.82     70.33    120.46    258.20
     optional BPP and PCR riders                       108.45    147.21    168.53    313.77     28.45     87.21    148.53    313.77
 Oppenheimer Global Securities Fund/VA, Service Shares
     base contract with no optional riders             103.23    131.56    142.52    262.34     23.23     71.56    122.52    262.34
     optional BPP and PCR riders                       108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
     base contract with no optional riders             106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
     optional BPP and PCR riders                       112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43
 Oppenheimer Strategic Bond Fund/VA, Service Shares
     base contract with no optional riders             103.94    133.72    146.12    269.56     23.94     73.72    126.12    269.56
     optional BPP and PCR riders                       109.58    150.57    174.07    324.53     29.58     90.57    154.07    324.53

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD

                                                       1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR    3 YEARS  5 YEARS  10 YEARS
 Putnam VT Growth and Income Fund - Class IB Shares
     base contract with no optional riders             $101.28   $125.69   $132.68   $242.51    $21.28    $65.69   $112.68   $242.51
     optional BPP and PCR riders                        106.92    142.63    160.94    298.92     26.92     82.63    140.94    298.92
 Putnam VT Health Sciences Fund - Class IB Shares
     base contract with no optional riders              104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
     optional BPP and PCR riders                        109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
 Putnam VT International Growth Fund - Class IB Shares
     base contract with no optional riders              105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
     optional BPP and PCR riders                        111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92
 Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
     base contract with no optional riders              104.35    134.95    148.18    273.66     24.35     74.95    128.18    273.66
     optional BPP and PCR riders                        109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
 Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
     base contract with no optional riders              103.74    133.10    145.10    267.50     23.74     73.10    125.10    267.50
     optional BPP and PCR riders                        109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
 Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares
     base contract with no optional riders              104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
     optional BPP and PCR riders                        110.40    153.00    178.08    332.28     30.40     93.00    158.08    332.28


* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.05   $1.01    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.05    $1.01       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       99      82       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT ESI(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.38   $1.33    $1.33    $1.33    $1.24   $1.17    $1.00
Accumulation unit value at end of period                                   $1.47   $1.38    $1.33    $1.33    $1.33   $1.24    $1.17
Number of accumulation units outstanding at end of period (000 omitted)    8,923   9,498    8,127    5,689    2,544   1,377      414
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%    1.40%   1.50%    1.50%
SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.09   $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,363     688       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT UCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06   $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      554      53       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UCMG2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.00   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.01   $1.00       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,828      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.05   $1.01    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.08   $1.05    $1.01       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,250      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT UCMG4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.05   $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    3,857     618       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT EMS(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.24   $1.18    $1.15    $1.11    $1.07   $1.03    $1.00
Accumulation unit value at end of period                                   $1.26   $1.24    $1.18    $1.15    $1.11   $1.07    $1.03
Number of accumulation units outstanding at end of period (000 omitted)    8,409   4,421      941      749      231     241      132
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%    1.40%   1.50%    1.50%
SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.05   $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   11,399  11,511       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.00   $1.02    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.01   $1.00    $1.02       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      342     244       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.08   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.09   $1.08       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      115       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%       --       --       --      --       --
SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.08   $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      367      52       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.08   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.08   $1.08       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       34       3       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --
SUBACCOUNT UFIF1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       30      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UFIF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.05   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.05       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,495      25       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT UFIF3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      799      15       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UFIF4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,321      34       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      117      39       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%       --       --       --      --       --
SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      424      24       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.05   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.05       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      592     331       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --
SUBACCOUNT UNDM1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.76   $0.92       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       20      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.76   $0.92       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       81      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $1.03   $1.15    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.85   $1.03    $1.15       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    3,478   1,937       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT UNDM4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $0.92       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      193      32       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT EGD(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $1.54   $1.72    $1.32    $1.05    $1.00      --       --
Accumulation unit value at end of period                                   $1.27   $1.54    $1.72    $1.32    $1.05      --       --
Number of accumulation units outstanding at end of period (000 omitted)    4,237   3,717    2,141    1,108       69      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%    1.40%      --       --
SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.90   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.74   $0.90       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,896   2,468       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.86   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.86       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      701     483       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --
SUBACCOUNT UGIP1(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.97   $0.97       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      640      31       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UGIP2(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.96   $0.97       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    3,601      65       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT UGIP3(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.96   $0.97       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,152     213       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UGIP4(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.96   $0.97       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    4,722     292       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT UPRG1(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      741      47       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG2(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    3,531     438       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT UPRG3(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,944     426       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UPRG4(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    5,808     700       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT EPP(8) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.96   $1.17    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.79   $0.96    $1.17       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,574   3,368       56       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --
SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.86   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.86       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    7,466   9,298       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT UTEC1(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      364      44       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UTEC2(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,387     216       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT UTEC3(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      793     277       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UTEC4(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,237     456       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT ETC(8) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $1.08   $1.40    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.79   $1.08    $1.40       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,958   2,278      105       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --
SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.70   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.70       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    6,380   9,543       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC6(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                             $1.00      --       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06      --       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      522      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%      --       --       --       --      --       --
SUBACCOUNT WMDC5(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                             $1.00      --       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06      --       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       94      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%      --       --       --       --      --       --
SUBACCOUNT WMDC2(9) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                             $1.00      --       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06      --       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)        8      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%      --       --       --       --      --       --
SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.29   $1.04    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.45   $1.29    $1.04       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)        2      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT UMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.09   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.16   $1.09       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       61      21       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.09   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.16   $1.09       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,321       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.16   $1.03    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.22   $1.16    $1.03       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      252      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT UMSS4(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.09   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.15   $1.09       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,374      15       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT EMU(8) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.17   $1.05    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.23   $1.17    $1.05       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      546     170       31       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --
SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.19   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.25   $1.19       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      473      79       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --
SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.11   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.17   $1.11       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       41       3       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT1(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.85   $1.02       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      324      22       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UINT2(4),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.85   $1.02       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      887      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT UINT3(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.84   $1.02       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      514      52       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UINT4(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.84   $1.02       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,576      53       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT UNDS1(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.95   $1.01       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      115      27       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UNDS2(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.95   $1.01       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      317       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT PSND1(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $0.93   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.87   $0.93       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      293      35       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UNDS4(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.94   $1.01       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      454      76       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT UTRS1(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.12   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.12       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      792      45       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UTRS2(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.12   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.12       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    3,440      86       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT PSTR1(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.05   $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,861      23       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS4(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.11   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.11       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    3,493     141       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT PSUT1(10) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $1.01       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      126       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --
SUBACCOUNT UGIN1(4),(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.99   $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      287      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --
SUBACCOUNT UGIN2(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.99   $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,166      31       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --
SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.03   $0.97    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.95   $1.03    $0.97       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      963     146       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT UGIN4(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.98   $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,109      17       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --
SUBACCOUNT EPG(11) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.26   $1.18    $1.18    $1.00       --      --       --
Accumulation unit value at end of period                                   $1.16   $1.26    $1.18    $1.18       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    6,280   6,616    4,302      239       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%       --      --       --
SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.15   $1.29    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.90   $1.15    $1.29       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    4,731   2,474       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --
SUBACCOUNT EPL(8) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.19   $1.33    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.93   $1.19    $1.33       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,775   2,192      347       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --
SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.75   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.59   $0.75       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      730     499       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --


 (1) Operations commenced on Nov. 9, 1999.

 (2) Operations commenced on Feb. 21, 1995

 (3) Operations commenced on Feb. 11, 2000.

 (4) Operations commenced on May 30, 2000.


 (5) The subaccount had no contract activity as of Dec. 31, 2000.

 (6) Operations commenced on March 3, 2000.


 (7) Operations commenced on Oct. 29, 1997.

 (8) Operations commenced on Sept. 22, 1999.


 (9) Operations commenced on May 1, 2001.

(10) Operations commenced on Oct. 23, 2000.

(11) Operations commenced on Oct. 5, 1998.



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,

-  applicable mortality and expense risk fee,

-  MAV death benefit fee,

-  EDB fee,

-  GMIB - MAV fee,

-  GMIB - 6% Rising Floor fee,

-  Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS
You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
UBND1           ESI          AXP(R) Variable        Objective: high level of current      IDS Life Insurance Company (IDS
UBND2           UBND6        Portfolio - Bond Fund  income while conserving the value     Life), investment manager; American
PBND1           SBND1                               of the investment and continuing a    Express Financial Corporation
UBND5           UBND7                               high level of income for the          (AEFC), investment adviser.
UBND4           UBND8                               longest time period. Invests
                                                    primarily in bonds and other debt
                                                    obligations.

UCMG1           EMS          AXP(R) Variable        Objective: maximum current income     IDS Life Insurance Company (IDS
UCMG2           UCMG6        Portfolio - Cash       consistent with liquidity and         Life), investment manager; American
PCMG1           SCMG1        Management Fund        stability of principal. Invests       Express Financial Corporation
UCMG5           UCMG7                               primarily in money market             (AEFC), investment adviser.
UCMG4           UCMG8                               securities.

UDEI1           WDEI5        AXP(R) Variable        Objective: high level of current      IDS Life Insurance Company (IDS
UDEI2           UDEI6        Portfolio -            income and, as a secondary goal,      Life), investment manager; American
PDEI1           SDEI1        Diversified Equity     steady growth of capital. Invests     Express Financial Corporation
UDEI5           WDEI2        Income Fund            primarily in dividend-paying common   (AEFC), investment adviser.
UDEI4           UDEI8                               and preferred stocks.

UESL1           WESL5        AXP(R) Variable        Objective: growth of capital.         IDS Life Insurance Company (IDS
UESL2           UESL6        Portfolio - Equity     Invests primarily in equity           Life), investment manager; American
UESL3           WESL8        Select Fund            securities of medium-sized            Express Financial Corporation
UESL5           UESL7                               companies.                            (AEFC), investment adviser.
UESL4           UESL8

UFIF1           WFDI5        AXP(R) Variable        Objective: a high level of current    IDS Life Insurance Company (IDS
UFIF2           UFIF6        Portfolio - Federal    income and safety of principal        Life), investment manager; American
UFIF3           SFDI1        Income Fund            consistent with an investment in      Express Financial Corporation
UFIF5           WFDI2                               U.S. government and government        (AEFC), investment adviser.
UFIF4           UFIF8                               agency securities. Invests
                                                    primarily in debt obligations
                                                    issued or guaranteed as to
                                                    principal and interest by the  U.S.
                                                    government, its agencies or
                                                    instrumentalities.

UNDM1           EGD          AXP(R) Variable        Objective: long-term growth of        IDS Life Insurance Company (IDS
UNDM2           UNDM6        Portfolio - NEW        capital. Invests primarily in         Life), investment manager; American
PNDM1           SNDM1        DIMENSIONS FUND(R)     common stocks showing potential for   Express Financial Corporation
UNDM5           WNDM2                               significant growth.                   (AEFC), investment adviser.
UNDM4           UNDM8

USVA1           WSVA5        AXP(R) Variable        Objective: long-term capital          IDS Life Insurance Company (IDS
USVA2           USVA6        Portfolio - Partners   appreciation. Non-diversified fund    Life), investment manager; American
WSVA6           WSVA8        Small Cap Value Fund   that invests primarily in equity      Express Financial Corp. (AEFC),
USVA5           WSVA2                               securities.                           investment adviser;  Royce &
USVA4           USVA8                                                                     Associates, LLC., Third Avenue
                                                                                          Management LLC and National City
                                                                                          Investment Company, subadvisers.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
UABA1           WABA5        AIM V.I. Basic Value   Objective: long-term growth of        A I M Advisors, Inc.
UABA2           UABA6        Fund, Series II        capital. Invests at least 65% of
UABA3           WABA8        Shares                 its total assets in equity
UABA5           UABA7                               securities of U.S. issuers that
UABA4           UABA8                               have market capitalizations of
                                                    greater than $500 million
                                                    and are believed to be
                                                    undervalued in relation to
                                                    long-term earning power or
                                                    other factors.

UAAC1           WAAC5        AIM V.I. Capital       Objective: growth of capital.         A I M Advisors, Inc.
UAAC2           UAAC6        Appreciation Fund,     Invests principally in common
UAAC3           WAAC8        Series II Shares       stocks of companies likely to
UAAC5           UAAC7                               benefit from new or innovative
UAAC4           UAAC8                               products, services or processes as
                                                    well as those with
                                                    above-average long-term
                                                    growth and excellent
                                                    prospects for future growth.

UAAD1           WAAD5        AIM V.I. Capital       Objective: long-term growth of        A I M Advisors, Inc.
UAAD2           UAAD6        Development Fund,      capital. Invests primarily in
UAAD3           WAAD8        Series II Shares       securities (including common
UAAD5           UAAD7                               stocks, convertible securities and
UAAD4           UAAD8                               bonds) of small- and medium-sized
                                                    companies.

UGIP1           WGIP5        Alliance VP Growth     Objective: reasonable current         Alliance Capital Management, L.P.
UGIP2           UGIP6        and Income Portfolio   income and reasonable appreciation.
UGIP3           WGIP8        (Class B)              Invests primarily in
UGIP5           UGIP7                               dividend-paying common stocks of
UGIP4           UGIP8                               good quality.

UPRG1           EPP          Alliance VP Premier    Objective: long-term growth of        Alliance Capital Management, L.P.
UPRG2           UPRG6        Growth Portfolio       capital by pursuing aggressive
UPRG3           SPGR1        (Class B)              investment policies. Invests
UPRG5           UPRG7                               primarily in equity securities of a
UPRG4           UPRG8                               limited number of large, carefully
                                                    selected, high-quality U.S.
                                                    companies that are judged likely to
                                                    achieve superior earnings growth.

UTEC1           ETC          Alliance VP            Objective: growth of capital.         Alliance Capital Management, L.P.
UTEC2           UTEC6        Technology Portfolio   Current income is only an
UTEC3           STEC1        (Class B)              incidental consideration. Invests
UTEC5           UTEC7                               primarily in securities of
UTEC4           UTEC8                               companies expected to benefit from
                                                    technological advances and
                                                    improvements.

UEBC1           WEBC5        Evergreen VA Blue      Objective: capital growth with the    Evergreen Investment  Management
UEBC2           UEBC6        Chip Fund - Class 2    potential for income. The Fund        Company, LLC
UEBC3           WEBC8                               seeks to achieve its goal by
UEBC5           UEBC7                               investing at least 80% of its
UEBC4           UEBC8                               assets in common stocks of well
                                                    established, large U.S. companies
                                                    representing a broad range of
                                                    industries.

UECG1           WECG5        Evergreen VA Capital   Objective: long-term capital          Evergreen Investment  Management
UECG2           UECG6        Growth Fund - Class 2  growth. The Fund seeks to achieve     Company, LLC; Pilgrim Baxter Value
UECG3           WECG8                               its goal by investing primarily in    Investors, Inc. is the
UECG5           UECG7                               common stocks of large U.S.           sub-investment adviser.
UECG4           UECG8                               companies, which the portfolio
                                                    managers believe have the potential
                                                    for capital growth over the
                                                    intermediate- and long-term.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
UECB1           WECB5        Evergreen VA Core      Objective: The Fund seeks to         Evergreen Investment  Management
UECB2           UECB6        Bond Fund - Class 2    maximize total return through a      Company, LLC
UECB3           WECB8                               combination of capital growth and
UECB5           UECB7                               current income. The Fund invests
UECB4           UECB8                               primarily in U.S. dollar
                                                    denominated investment grade
                                                    debt securities issued or
                                                    guaranteed by the U.S.
                                                    Treasury or by an agency or
                                                    instrumentality of the U.S.
                                                    Government, corporate bonds,
                                                    mortgage-backed securities,
                                                    asset-backed securities, and
                                                    other income producing
                                                    securities.

UEEI1           WEEI5        Evergreen VA Equity    Objective: achieve price and yield   Evergreen Investment  Management
UEEI2           UEEI6        Index Fund - Class 2   performance similar to the S&P 500   Company, LLC
UEEI3           WEEI8                               Index. The Fund seeks to achieve
UEEI5           UEEI7                               its goal by investing
UEEI4           UEEI8                               substantially all of its assets in
                                                    equity securities that represent a
                                                    composite of the S&P 500 Index.

UEFF1           WEFF5        Evergreen VA           Objective: capital growth and        Evergreen Investment  Management
UEFF2           UEFF6        Foundation Fund -      current income. The Fund seeks to    Company, LLC
UEFF3           WEFF8        Class 2                achieve its goal by investing in a
UEFF5           UEFF7                               combination of equity and debt
UEFF4           UEFF8                               securities. Under normal
                                                    conditions, the Fund will
                                                    invest at least 25% of its
                                                    assets in debt securities
                                                    and the remainder in equity
                                                    securities.

UEFD1           WEFD5        Evergreen VA Fund -    Objective: long-term capital         Evergreen Investment  Management
UEFD2           UEFD6        Class 2                growth. The Fund seeks to achieve    Company, LLC
UEFD3           WEFD8                               its goal by investing primarily in
UEFD5           UEFD7                               common stocks of large U.S.
UEFD4           UEFD8                               companies, whose market
                                                    capitalizations at time of
                                                    purchase falls within the
                                                    range tracked by the Russell
                                                    1000 Index.

UEGO1           WEGO5        Evergreen VA Global    Objective: long-term capital         Evergreen Investment  Management
UEGO2           UEGO6        Leaders Fund - Class   growth. Invests primarily in a       Company, LLC
UEGO3           WEGO8        2                      diversified portfolio of equity
UEGO5           UEGO7                               securities of companies located in
UEGO4           UEGO8                               the world's major industrialized
                                                    countries. The Fund will make
                                                    investments in no less than three
                                                    countries, which may include the
                                                    U.S., but may invest more than 25%
                                                    of its assets in one country.

UEGR1           WEGR5        Evergreen VA  Growth   Objective: long-term capital         Evergreen Investment  Management
UEGR2           UEGR6        Fund - Class 2         growth. The Fund seeks to achieve    Company, LLC
UEGR3           WEGR8                               its goal by investing at least 75%
UEGR5           UEGR7                               of its assets in common stocks of
UEGR4           UEGR8                               small- and  medium-sized companies
                                                    whose market capitalizations
                                                    at time of purchase falls
                                                    within the range of those
                                                    tracked by the Russell 2000
                                                    Growth Index.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
UEGW1           WEGW5        Evergreen VA Growth    Objective: capital growth in the     Evergreen Investment  Management
UEGW2           UEGW6        and Income Fund -      value of its shares and current      Company, LLC
UEGW3           WEGW8        Class 2                income. Invests in primarily
UEGW5           UEGW7                               common stocks of medium- to
UEGW4           UEGW8                               large-sized U.S. companies whose
                                                    market capitalizations at
                                                    time of purchase fall within
                                                    the range tracked by the
                                                    Russell 1000 Index. The
                                                    Fund's stock selection is
                                                    based on a diversified style
                                                    of equity management that
                                                    allows it to invest in both
                                                    value and growth oriented
                                                    equity securities.

UEHI1           WEHI5        Evergreen VA  High     Objective: high level of current     Evergreen Investment  Management
UEHI2           UEHI6        Income Fund - Class 2  income, with capital growth as       Company, LLC
UEHI3           WEHI8                               secondary objective. The Fund
UEHI5           UEHI7                               seeks to achieve its goal by
UEHI4           UEHI8                               investing primarily in both
                                                    low-rated and high-rated
                                                    fixed-income securities,
                                                    including debt securities,
                                                    convertible securities, and
                                                    preferred stocks that are
                                                    consistent with its primary
                                                    investment objective of high
                                                    current income.

UEIG1           WEIG5        Evergreen VA           Objective: long-term capital         Evergreen Investment  Management
UEIG2           UEIG6        International Growth   growth, with modest income as a      Company, LLC
UEIG3           WEIG8        Fund - Class 2         secondary objective. The Fund
UEIG5           UEIG7                               seeks to achieve its goal by
UEIG4           UEIG8                               investing primarily in equity
                                                    securities issued by established,
                                                    quality non-U.S. companies located
                                                    in countries with developed
                                                    markets and may purchase
                                                    securities across all market
                                                    capitalizations. The Fund may also
                                                    invest in emerging markets.

UEMA1           WEMA5        Evergreen VA           Objective: long-term capital         Evergreen Investment Management
UEMA2           UEMA6        Masters Fund - Class   growth. The portfolio's assets are   Company, LLC, investment adviser;
UEMA3           WEMA8        2                      invested on an approximately equal   MFS Institutional Advisors, Inc.,
UEMA5           UEMA7                               basis among the following four       OppenheimerFunds, Inc. and Putnam
UEMA4           UEMA8                               styles, each implemented by a        Investment Management, LLC
                                                    different sub-investment adviser:    sub-investment advisers.
                                                    1) equity securities of U.S. and
                                                    foreign companies that are
                                                    temporarily undervalued; 2) equity
                                                    securities expected to show growth
                                                    above that of the overall economy
                                                    and inflation; 3) blended growth
                                                    and value-oriented strategy
                                                    focusing on foreign and domestic
                                                    large-cap equity securities; and
                                                    4) growth oriented strategy
                                                    focusing on large-cap equity
                                                    securities of U.S. and foreign
                                                    issuers.

UEOE1           WEOE5        Evergreen VA  Omega    Objective: long-term capital         Evergreen Investment Management
UEOE2           UEOE6        Fund - Class 2         growth. Invests primarily in         Company, LLC
UEOE3           WEOE8                               common stocks and securities
UEOE5           UEOE7                               convertible into common stocks of
UEOE4           UEOE8                               U.S. companies across all market
                                                    capitalizations.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
UESM1           WESM5        Evergreen VA Small     Objective: capital growth in the     Evergreen Investment Management
UESM2           UESM6        Cap Value Fund -       value of its shares. The Fund        Company, LLC
UESM3           WESM8        Class 2                seeks to achieve its goal by
UESM5           UESM7                               investings at least 80%  of its
UESM4           UESM8                               assets in common stocks of  small
                                                    U.S. companies whose market
                                                    capitalizations at the time of
                                                    purchase fall within the range
                                                    tracked by the Russell 2000(R)Index.

UESE1           WESE5        Evergreen VA Special   Objective: capital growth. The       Evergreen Investment Management
UESE2           USES6        Equity Fund - Class 2  Fund seeks to achieve its goal by    Company, LLC
UESE3           WESE8                               investing at least 80% of its
UESE5           UESE7                               assets in common stocks of small
UESE4           UESE8                               U.S. companies whose market
                                                    capitaizations at time of
                                                    purchase fall within a range
                                                    tracked by the Russell 2000
                                                    Index.

UEST1           WEST5        Evergreen VA           Objective: high current income       Evergreen Investment Management
UEST2           UEST6        Strategic Income       from interest on debt securities     Company, LLC
UEST3           WEST8        Fund - Class 2         with a secondary objective of
UEST5           UEST7                               potential for growth of capital in
UEST4           UEST8                               selecting securities. The Fund
                                                    seeks to achieve its goal by
                                                    investing primarily in domestic
                                                    high-yield, high-risk "junk" bonds
                                                    and other debt securities (which
                                                    may be denominated in U.S. dollars
                                                    or in  non-U.S. currencies) of
                                                    foreign governments and foreign
                                                    corporations.

UFCO1           WFCO5        Fidelity(R) VIP        Strategy: long-term capital          Fidelity Management & Research
UFCO2           UFCO6        Contrafund(R)          appreciation. Invests primarily in   Company (FMR), investment manager;
UFCO3           WFCO8        Portfolio Service      common stocks of foreign and         FMR U.K. and FMR Far East,
UFCO5           UFCO7        Class 2                domestic companies whose value is    sub-investment advisers.
UFCO4           UFCO8                               not fully recognized by the public.

UFGR1           WFGR5        Fidelity(R) VIP Growth Strategy: capital appreciation.      Fidelity Management & Research
UFGR2           UFGR6        Portfolio Service      Invests primarily in common stocks   Company (FMR), investment manager;
UFGR3           WFGR8        Class 2                of the companies that the manager    FMR U.K., FMR Far East,
UFGR5           UFGR7                               believes have above-average growth   sub-investment advisers.
UFGR4           UFGR8                               potential.

UFMC1           WMDC5        Fidelity(R) VIP Mid    Strategy: long-term growth of        Fidelity Management & Research
UFMC2           UFMC6        Cap Portfolio          capital. Normally invests at least   Company (FMR), investment manager;
WMDC6           WMDC8        Service Class 2        80% of assets in securities of       FMR U.K., FMR Far East,
UFMC5           WMDC2                               companies with medium market         sub-investment advisers.
UFMC4           UFMC8                               capitalization common stocks.

UVAS1           WVAS5        FTVIPT Franklin        Objective: long-term total return.   Franklin Advisory Services, LLC
UVAS2           UVAS6        Small Cap Value        Invests at least 80% of its net
PVAS1           WVAS8        Securities Fund -      assets in investments of small
UVAS5           WVAS2        Class 2                capitalization companies. For this
UVAS4           UVAS8                               Fund, small capitalization
                                                    companies are those that
                                                    have a market cap not
                                                    exceeding $2.5 billion, at
                                                    the time of purchase.
                                                    Invests primarily in equity
                                                    securities of companies the
                                                    manager believes are selling
                                                    substantially below the
                                                    underlying value of their
                                                    assets or their private
                                                    market value.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
UMSS1           EMU          FTVIPT Mutual Shares   Objective: capital appreciation      Franklin Mutual Advisers, LLC
UMSS2           UMSS6        Securities Fund -      with income as a secondary goal.
PMSS1           SMSS1        Class 2                Invests primarily in equity
UMSS5           WMSS2                               securities of companies that the
UMSS4           UMSS8                               manager believes are available at
                                                    market prices less than
                                                    their value based on certain
                                                    recognized or objective
                                                    criteria (intrinsic value).

UINT1           WINT5        FTVIPT Templeton       Objective: long-term capital         Templeton Investment Counsel, LLC
UINT2           UINT6        Foreign  Securities    growth. Invests at least 80% of
UINT3           WINT8        Fund - Class 2         its net assets in foreign
UINT5           UINT7                               securities, including those in
UINT4           UINT8                               emerging markets.

UNDS1           WSND5        MFS(R) New Discovery   Objective: capital appreciation.     MFS Investment Management(R)
UNDS2           UNDS6        Series - Service       Invests primarily in equity
PSND1           WSND8        Class                  securities of emerging growth
UNDS5           UNDS7                               companies.
UNDS4           UNDS8

UTRS1           WSTR5        MFS(R) Total Return    Objective: above-average income      MFS Investment Management(R)
UTRS2           UTRS6        Series - Service       consistent with the prudent
PSTR1           WSTR8        Class                  employment of capital, with growth
UTRS5           UTRS7                               of capital and income as a
UTRS4           UTRS8                               secondary objective. Invests
                                                    primarily in a combination of
                                                    equity and fixed income securities.

USUT1           WSUT5        MFS(R) Utilities       Objective: capital growth and        MFS Investment Management(R)
USUT2           USUT6        Series - Service       current income. Invests primarily
PSUT1           WSUT8        Class                  in equity and debt securities of
USUT5           USUT7                               domestic and foreign companies in
USUT4           USUT8                               the utilities industry.

UOCA1           WOCA5        Oppenheimer Capital    Objective: capital appreciation.     OppenheimerFunds, Inc.
UOCA2           UOCA6        Appreciation           Invests in securities of
UOCA3           WOCA8        Fund/VA, Service       well-known, established companies.
UOCA5           UOCA7        Shares
UOCA4           UOCA8

UOGS1           WOGS5        Oppenheimer Global     Objective: long-term capital         OppenheimerFunds, Inc.
UOGS2           UOGS6        Securities Fund/VA,    appreciation. Invests mainly in
WOGS6           WOGS8        Service Shares         common stocks of U.S. and foreign
UOGS5           WOGS2                               issuers that are "growth-type"
UOGS4           UOGS8                               companies, cyclical industries and
                                                    special situations that are
                                                    considered to have appreciation
                                                    possibilities.

UOSM1           WOSM5        Oppenheimer Main       Objective: seeks capital             OppenheimerFunds, Inc.
UOSM2           UOSM6        Street Small Cap       appreciation. Invests mainly in
UOSM3           WOSM8        Fund/VA, Service       common stocks of
UOSM5           UOSM7        Shares                 small-capitalization U.S.
UOSM4           UOSM8                               companies that the fund's
                                                    investment manager believes have
                                                    favorable business trends or
                                                    prospects.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                   INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
USTB1           WSTB5        Oppenheimer            Objective: high level of current     OppenheimerFunds, Inc.
USTB2           USTB6        Strategic Bond         income principally derived from
WSTB6           WSTB8        Fund/VA,  Service      interest on debt securities.
USTB5           WSTB2        Shares                 Invests mainly in three market
USTB4           USTB8                               sectors: debt securities of
                                                    foreign governments and companies,
                                                    U.S. government securities, and
                                                    lower-rated high yield securities
                                                    of U.S. and foreign companies.

UGIN1           EPG          Putnam VT Growth and   Objective: capital growth and        Putnam Investment Management, LLC
UGIN2           UGIN6        Income Fund - Class    current income. The fund seeks its
PGIN1           WGIN8        IB Shares              goal by investing mainly in common
UGIN5           UGIN7                               stocks of U.S. companies with a
UGIN4           UGIN8                               focus on value stocks that offer
                                                    the potential for capital growth,
                                                    current income or both.

UHSC1           WHSC5        Putnam VT Health       Objective: capital appreciation.     Putnam Investment Management, LLC
UHSC2           UHSC6        Sciences Fund -        The fund seeks its goal by
WHSC6           WHSC8        Class IB Shares        investing at least 80% of its net
UHSC5           WHSC2                               assets in common stocks of U.S.
UHSC4           UHSC8                               companies in the health sciences
                                                    industries with a focus on growth
                                                    stocks.

UIGR1           EPL          Putnam VT              Objective: capital appreciation.     Putnam Investment Management, LLC
UIGR2           UIGR6        International Growth   The fund seeks its goal by
PIGR1           WIGR8        Fund - Class IB        investing mainly in common stocks
UIGR5           WIGR2        Shares                 of companies outside the United
UIGR4           UIGR8                               States.

UVCP1           WVCP5        Van Kampen Life        Objective: seeks capital growth      Van Kampen Asset Management Inc.
UVCP2           UVCP6        Investment Trust       and income through investments in
UVCP3           WVCP8        Comstock Portfolio     equity securities, including
UVCP5           UVCP7        Class II Shares        common stocks, preferred stocks
UVCP4           UVCP8                               and securities convertible into
                                                    common and preferred stocks.

UVGI1           WVGI5        Van Kampen Life        Objective: long-term growth of       Van Kampen Asset Management Inc.
UVGI2           UVGI6        Investment Trust       capital and income. The portfolio
UVGI3           WVGI8        Growth and Income      seeks its investment objective by
UVGI5           UVGI7        Portfolio  Class II    investing primarily in income
UVGI4           UVGI8        Shares                 producing equity securities,
                                                    including common stocks and
                                                    convertible securities, and
                                                    non-convertible preferred stocks
                                                    and debt securities.

UVRE1           WVRE5        Van Kampen The UIF     Objective: above average current     Morgan Stanley Investment Management
UVRE2           UVRE6        U.S. Real Estate       income and long-term capital         Inc. In certain instances, Morgan
UVRE3           WVRE8        Portfolio Class I      appreciation by investing            Stanley Investment Management Inc.,
UVRE5           UVRE7        Shares                 primarily in equity securities of    does business using the name (Van
UVRE4           UVRE8                               companies in the U.S. real estate    Kampen).
                                                    industry, including real estate
                                                    trusts.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.




             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.




             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

          IF YOUR GPA RATE IS:                              THE MVA IS:
        Less than the new GPA rate + 0.10%                    Negative
        Equal to the new GPA rate + 0.10%                     Zero
        Greater than the new GPA rate + 0.10%                 Positive


GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                  1 + i
   EARLY WITHDRAWAL AMOUNT x [(------------ (TO THE POWER OF N/12))- 1] = MVA
                               1 + j + .001

   Where    i = rate earned in the GPA from which amounts are being transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.




              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY-- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                    1.045
   $1,000 x  [(--------------- (TO THE POWER OF 84/12))- 1] = -$39.28
                1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:


                   1.045
   $1,000 x [(---------------- (TO THE POWER OF 84/12))- 1] = $27.21
               1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY-- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;

-    the optional MAV death benefit(2),(5);

-    the optional EDB(2),(5);

-    the optional GMIB - MAV rider(3),(5);

-    the optional GMIB - 6% Rising Floor rider(3),(5);

-    the optional PCR(3);

-    the optional Benefit Protector Death Benefit(4);

-    the optional Benefit Protector Plus Death Benefit(4);

-    the length of the withdrawal charge schedule (5 or 7 years)(5); and

-    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.

(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next Accumulation unit value at end of period calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY-- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS

   If paying by SIP:
     $50 initial payment.
     $50 for additional payments.

   If paying by any other method:
     $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
     $2,000 initial payment for contracts issued in all other states.
     $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):

     $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY-- PROSPECTUS the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or earlier, when the contact is fully withdrawn. For those states that require it, any amount deducted from the fixed account value will be limited to
(a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                                   QUALIFIED    NONQUALIFIED
                                                                   ANNUITIES    ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
   ROP death benefit                                                 0.85%      1.10%
   MAV death benefit(1),(2)                                          0.95       1.20
   EDB(1),(2)                                                        1.15       1.40
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
   ROP death benefit                                                 1.15       1.40
   MAV death benefit(1),(2)                                          1.25       1.50
   EDB(1),(2)                                                        1.45       1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states.

(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY-- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.30% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.45% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows:

      GMIB - MAV                                  0.30% x (CV + ST - FAV)
      GMIB - 6% RISING FLOOR                      0.45% x (CV + ST - FAV)

   CV = contract value on the contract anniversary
   ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
  FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-    The GMIB fee for:

      GMIB - MAV is 0.30%; and
      GMIB - 6% RISING FLOOR is 0.45%.

We calculate the charge as follows:

   Contract value on the contract anniversary:                                  $73,250
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                           +15,000
   minus the value of the one-year fixed account on the contract anniversary:   -15,250
                                                                                --------
                                                                                $73,000

The fee charged to you:

   GMIB - MAV                     (0.30% x $73,000) =                           $219.00
   GMIB - 6% RISING FLOOR         (0.45% x $73,000) =                           $328.50


(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                SEVEN-YEAR SCHEDULE                                          FIVE-YEAR SCHEDULE(2)
 YEARS FROM PURCHASE          WITHDRAWAL CHARGE               YEARS FROM PURCHASE            WITHDRAWAL CHARGE
   PAYMENT RECEIPT               PERCENTAGE                     PAYMENT RECEIPT                 PERCENTAGE
        1                            8%                                 1                             8%
        2                            8                                  2                             7
        3                            7                                  3                             6
        4                            7                                  4                             4
        5                            6                                  5                             2
        6                            5
        7                            3
        Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


(2) This five-year withdrawal charge schedule has been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether this withdrawal charge schedule is available in your state.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

        AMOUNT REQUESTED                  $1,000
   ----------------------------    OR     ------ = $1,075.27
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a non-qualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:

- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

-    We received these payments

     --   $10,000 Jan. 1, 2002;

     --   $8,000 Feb. 28, 2009;

     --   $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE       EXPLANATION
       $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0             $10,000 Jan. 1, 2002 purchase payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and
        560             $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 7%
                        withdrawal charge; and
        420             $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 7%
                        withdrawal charge.
       ----
       $980

Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE       EXPLANATION
       $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0             $10,000 Jan. 1, 2002 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and
        320             $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 4%
                        withdrawal charge; and
        360             $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 6%
                        withdrawal charge.
       ----
       $680


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB - MAV fee (if applicable);

-    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate Accumulation unit value at end of periods:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current Accumulation unit value at end of period.

ACCUMULATION UNIT VALUE AT END OF PERIOD: the current Accumulation unit value at end of period for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the Accumulation unit value at end of period may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB - MAV fee (if applicable);

-    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit value at end of periods will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in Accumulation unit value at end of periods caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                                                                   NUMBER
By investing an equal number                                      AMOUNT               ACCUMULATION               OF UNITS
of dollars each month...                   MONTH                 INVESTED               UNIT VALUE                PURCHASED
                                            Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low...             Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high.                      Sept                     100                     21                       4.76
                                            Oct                     100                     20                       5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next Accumulation unit value at end of period calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next Accumulation unit value at end of period calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (See "Charges -- Maximum Anniversary Value Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:

-    Return of Purchase Payment Death Benefit (ROP);

-    Maximum Anniversary Value Death Benefit (MAV)(1); and

-    Enhanced Death Benefit (EDB)(1).

If both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits (if it is available in your state). If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit rider, you must elect the MAV death benefit or the EDB. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = PW x DB
                                                                     -------
                                                                       CV

      PW = the partial withdrawal including any applicable MVA or withdrawal charge.
      DB = the death benefit on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

-    On Jan. 1, 2003 you make an additional purchase payment of $5,000.

- On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2004 the contract value grows to $23,000.

     We calculate the ROP benefit on March 1, 2004 as follows:

   Contract value at death:                                                     $23,000.00
                                                                                ==========
   Purchase payments minus adjusted partial withdrawals:
      Total purchase payments:                                                  $25,000.00
      minus adjusted partial withdrawals calculated as:
         1,500 x 25,000                                                          -1,704.55
         --------------  =                                                      ----------
             22,000
      for a death benefit of:                                                   $23,295.45
                                                                                ==========
   ROP death benefit, calculated as the greatest of these two values:           $23,295.45

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAVdeath benefit is appropriate for your situation.

If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2003 as follows:

   Contract value at death:                                                     $20,500.00
                                                                                ==========
   Purchase payments minus adjusted partial withdrawals:
      Total purchase payments:                                                  $20,000.00
      minus the death benefit adjusted partial withdrawals, calculated as:
      $1,500 x $20,000
      ----------------  =                                                        -1,363.64
           $22,000                                                              ----------
      for a death benefit of:                                                   $18,636.36
                                                                                ==========
   The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
      Greatest of your contract anniversary contract values:                    $24,000.00
      plus purchase payments made since that anniversary:                            +0.00
      minus the death benefit adjusted partial withdrawals, calculated as:
      $1,500 x $24,000
      ----------------  =                                                        -1,636.36
          $22,000                                                               ----------
   for a death benefit of:                                                      $22,363.64
                                                                                ==========
   The MAV death benefit, calculated as the greatest of these
   three values, which is the MAV:                                              $22,363.64


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with the EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. If you choose to add the Guaranteed Minimum Income Benefit to your contract, you must select either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.


Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


                                                               PWT x VAF
   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = ---------
                                                                  SV

    PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

    VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2003 is calculated as follows:

   Contract value at death:                                                     $22,800.00
                                                                                ==========
   Purchase payments minus adjusted partial withdrawals:
      Total purchase payments:                                                  $25,000.00
      minus adjusted partial withdrawals, calculated as:
      $1,500 x $25,000
      ----------------  =                                                        -1,543.21
           $24,300                                                              ----------
      for a return of purchase payment death benefit of:                        $23,456.79
                                                                                ==========

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
      The MAV on the immediately preceding anniversary:                         $25,000.00
      plus purchase payments made since that anniversary:                            +0.00
      minus adjusted partial withdrawals made since that
      anniversary, calculated as:
      $1,500 x $25,000
      ----------------  =                                                        -1,543.21
          $24,300                                                               ----------
      for a MAV death benefit of:                                               $23,456.79
                                                                                ==========
   The 5% rising floor:
      The variable account floor on Jan. 1, 2002,
      calculated as: 1.05 x $20,000 =                                           $21,000.00
      plus amounts allocated to the subaccounts since that anniversary:              +0.00
      minus the 5% rising floor adjusted partial withdrawal
      from the subaccounts, calculated as:
      $1,500 x $21,000
      ----------------  =                                                       -$1,657.89
           $19,000                                                              ----------
      variable account floor benefit:                                           $19,342.11
      plus the one-year fixed account value:                                     +5,300.00
      5% rising floor (value of the GPAs, one-year fixed account
      and the variable account floor):                                          $24,642.11
                                                                                ==========
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                                  $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next Accumulation unit value at end of period calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with EDB.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (contract value):                                          $110,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
       previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                               +4,000
                                                                                ----------
     Total death benefit of:                                                      $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                               +4,000
                                                                                ----------
     Total death benefit of:                                                      $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):                     $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                                 +1,048
                                                                                ----------
     Total death benefit of:                                                       $58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:

     MAV death benefit (contract value):                                          $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                        +55,000
                                                                                ----------
     Total death benefit of:                                                      $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value less any purchase payment credits added
     in the last 12 months):                                                      $249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                        +55,000
                                                                                ----------
     Total death benefit of:                                                      $304,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                          $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)
       0.40 x ($250,000 - $105,000) =                                              +58,000
                                                                                ----------
     Total death benefit of:                                                      $308,000


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with EDB.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                               0%                                                0%
Three and Four                           10%                                             3.75%
Five or more                             20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                 IF YOU AND THE ANNUITANT ARE UNDER                                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...                        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One              Zero                                                              Zero

Two              40% x earnings at death (see above)                               15% x earnings at death

Three and Four   40% x (earnings at death + 25% of initial purchase payment*)      15% x (earnings at death + 25% of initial
                                                                                        purchase payment*)

Five or more     40% x (earnings at death + 50% of initial purchase payment*)      15% x (earnings at death + 50% of initial
                                                                                        purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

       MAV death benefit (contract value):                                        $110,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                               +4,000
                                                                                ----------
     Total death benefit of:                                                      $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

       MAV death benefit (MAV):                                                   $110,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
       0.40 x ($110,000 - $100,000) =                                               +4,000
       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 x $100,000 =                             +10,000
                                                                                ----------
     Total death benefit of:                                                      $124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

       MAV death benefit (MAV adjusted for partial withdrawals):                   $57,619
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
       0.40 x ($57,619 - $55,000) =                                                 +1,048
       plus 10% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.10 x $55,000 =                         +5,500
                                                                                ----------
     Total death benefit of:                                                       $64,167

- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

       MAV death benefit (contract value):                                        $200,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100%
       of purchase payments not previously withdrawn
       that are one or more years old                                              +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =               +11,000
                                                                                ----------
     Total death benefit of:                                                      $266,000


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:

       MAV death benefit (contract value less any purchase payment credits
       added in the last 12 months):                                              $249,500
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of
       100% of purchase payments not previously withdrawn
       that are one or more years old                                              +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =               +11,000
                                                                                ----------
     Total death benefit of:                                                      $315,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:

       MAV death benefit (contract value):                                        $250,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
       0.40 x ($250,000 - $105,000) =                                              +58,000
       plus 20% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.20 x $55,000 =                              +11,000
                                                                                ----------
     Total death benefit of:                                                      $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract(1). Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

-    you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-    there are additional costs associated with the rider.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.

The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the Enhanced Death Benefit at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.

In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-    GMIB - Maximum Anniversary Value (MAV); or

-    GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

We calculate the MAV on the first contract anniversary as the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age
81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                    PMT x CVG
                                    ---------
                                       ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

     CVG = current contract value at the time you exercise the GMIB - MAV.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                                  P SUB t-1 (1 + i) = P SUB t
                                  -----------------
                                      1.05

     P SUB t-1 = prior annuity payout

     P SUB t   = current annuity payout

     i         = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-    The GMIB - MAV will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:


CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE      PURCHASE PAYMENTS          MAV            BENEFIT BASE
  1                                                 $107,000             $101,000            $107,000
  2                                                  125,000              101,000             125,000
  3                                                  132,000              101,000             132,000
  4                                                  150,000              101,000             150,000
  5                                                   85,000              101,000             150,000
  6                                                  120,000              101,000             150,000
  7                                                  138,000              101,000             150,000             $150,000
  8                                                  152,000              101,000             152,000              152,000
  9                                                  139,000              101,000             152,000              152,000
 10                                                  126,000              101,000             152,000              152,000
 11                                                  138,000              101,000             152,000              152,000
 12                                                  147,000              101,000             152,000              152,000
 13                                                  163,000              101,000             163,000              163,000
 14                                                  159,000              101,000             163,000              163,000
 15                                                  215,000              101,000             215,000              215,000


NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                  PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                            GMIB            LIFE ANNUITY --    LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                    $152,000 (MAV)                   $  791.92          $  770.64              $630.80
 15                                     215,000 (Contract Value = MAV)   1,281.40           1,221.20               991.15


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                                  PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $126,000              $  656.46           $  638.82               $522.90
 15                                                  215,000               1,281.40            1,221.20                991.15


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.

6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 6%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-    subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT x CVG
                                    ---------
                                       ECV

     PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

     CVG  = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                        PMT X (1.06)(TO THE POWER OF CY)

     CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.

When you exercise your GMIB-6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

                                P SUB t-1 (1 + i) = P SUB t
                                -----------------
                                      1.05

     P SUB t-1 = prior annuity payout

     P SUB t   = current annuity payout

     i         = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.


If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.


In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.


   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW x TV
                                                 -------
                                                   CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

                             5% x (PP - PCRPW - PP5)

       PP = total purchase payments and purchase payment credits.

    PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

      PP5 = purchase payments and purchase payment credits made in the prior five years.

            We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract

-    There are no additional purchase payments and no partial withdrawals

-    On Jan. 1, 2012, the contract value is $200,000

- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)TO THE POWER OF 10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity plan from your qualified annuity, the annuity payout plan must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

                                        NINE MONTHS ENDED
-------------------------------------------------------------------------------------------------------------------------------
(THOUSANDS)                      SEPT. 30, 2002
                                  (UNAUDITED)  SEPT. 30, 2001      2001         2000          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Net investment income              $  214,028    $  202,290    $  271,718    $  299,759   $  322,746   $  340,219    $  332,268
Net (loss) gain on investments           (775)      (90,744)      (89,920)          469        6,565       (4,788)         (509)
Other                                  14,516        11,933        16,245        12,248        8,338        7,662         6,329
TOTAL REVENUES                     $  227,769    $  123,479    $  198,043    $  312,476   $  337,649   $  343,093    $  338,088
(LOSS) INCOME BEFORE INCOME TAXES  $  (38,776)   $  (87,262)   $  (63,936)   $   38,452   $   50,662   $   36,421    $   44,958
NET (LOSS) INCOME                  $  (24,934)   $  (56,878)   $  (41,728)   $   24,365   $    3,987   $   22,026    $   28,313
TOTAL ASSETS                       $6,376,898    $4,891,196    $5,275,681    $4,652,221   $4,603,343   $4,885,621    $4,973,413
-------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

NINE MONTHS ENDED SEPT. 30, 2002 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2001:

Consolidated net loss was $25 million for the nine months ended September 30, 2002, compared to $57 million in 2001. Loss before income taxes totaled $39 million in the first nine months of 2002, compared with $87 million in the first nine months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first nine months of 2001, primarily offset by an increase in total benefits and corporate expenses in 2002.

Deposits received totaled $1.5 billion for the nine months ended September 30, 2002, compared to $673 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges increased 6% to $4.8 million for the nine months ended September 30, 2002, compared with $4.5 million for the nine months ended September 30, 2001, due primarily to an increase in variable annuity surrender charges.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Mortality, expense risk and other fees increased to $9.7 million for the nine months ended September 30, 2002 compared with $7.4 million a year ago. This was primarily due to an increase in average separate account assets outstanding. The Company receives a mortality and expense risk fee from the separate accounts.

Net investment income increased to $214 million for the nine months ended September 30, 2002 compared with $202 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio yields in 2002.

Net realized loss on investments was $.8 million for the nine months ended September 30, 2002 compared to a net realized loss of $91 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $267 million, an increase of 26% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 11% to $152 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary driver of the increase in other insurance and operating expenses. The Company enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins).

The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other insurance and operating expenses also includes an increase of $1 million due to greater guaranteed minimum death benefits paid this year ($2 million) versus last year ($1 million).

Amortization of deferred policy acquisition costs (DACs) increased to $37 million for the nine months ended September 30, 2002, compared to $34 million a year ago. The expense growth was primarily due to an increase in the amortization of higher costs due to the favorable sales volumes and due to a net expense increase related to DAC that is further described below.

The Company's DAC represents the cost of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity products. DAC's are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a percentage of the liabilities associated with the products. The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about customer asset value growth rates and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period in which such changes are made.

During the third quarter, the Company completed a comprehensive review of its DAC related practices. This review, which included benchmarking assistance from an industry specialist, analyzed various historical DAC dynamics in addition to the industry benchmarks. The specific areas reviewed included costs deferred, customer asset value growth rates including reversion to mean assumptions, DAC amortization periods, mortality rates and product persistency. As a result of this review, the Company made certain revisions related to DAC that resulted in a net $6 million increase in expenses this quarter. This net expense increase reflected revisions within two key drivers of DAC.

- The Company reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term market performance consistent with long-term historical averages. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The Company is now projecting growth in customer contract values at 7%. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, the Company was projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter equity market performance, accounted for the majority of the increase in DAC amortization expense.

     Going forward, the Company intends to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, the Company will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during the fourth quarter is less than 7% on an annualized basis, the Company would increase the mean reversion rate assumed over the near-term to the rate needed to achieve the long-term growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

- The Company also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewal annuity deposits. The Company revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized during the quarter.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The first category of revised assumptions relating to customer asset value growth rates should reduce the risk of adverse DAC adjustments going forward. The second revised category, relating to the types and amounts of costs deferred, will somewhat increase ongoing expenses, although these additional expenses should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

Various aspects of the Company's business can be significantly impacted by equity levels and other market-based factors. One of these items is the management and mortality and expense fee revenues which are primarily based on the market value of separate account assets. Other areas impacted by market volatility involve deferred acquisitions costs (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of the Company's structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations and structured loan trusts (backed by high-yield bonds and bank loans), which are held by the Company through interests in special purpose entities. The carrying value of these investments is based on cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. The current valuation of these investments assumes high levels of near-term defaults, relative to historical default rates. Persistency of or increases in these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust annually. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed in the period the payment occurs.

NINE MONTHS ENDED SEPT. 30, 2001 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2000:

American Enterprise Life's net loss was $57 million for the nine months ended September 30, 2001, compared to net income of $21 million for the nine months ended September 30, 2000. This decline primarily reflects a net loss on investments of $91 million and a $26 million decrease in net investment income.

Total investment contract deposits received increased to $673 million for the nine months ended September 30, 2001, compared to $498 million for the nine months ended September 30, 2000. This increase is primarily due to an increase in fixed annuity deposits received from sales.

Total revenues decreased to $123 million for the nine months ended September 30, 2001, compared to $238 million for nine months ended September 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 12% from the same period of the prior year, primarily due to lower investment yields reflecting credit-related yield adjustments on fixed maturity investments.

Policyholder and contractholder charges decreased 10% to $4.5 million for the nine months ended September 30, 2001, compared to $5.0 million for the nine months ended September 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 124% to $7.4 million for the nine months ended September 30, 2001, compared to $3.3 million for the nine months ended September 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $91 million for the nine months ended September 30, 2001, compared to a net gain of $0.4 million for the nine months ended September 30, 2000. The net loss for the nine months ended September 30, 2001 was composed of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities, a $20 million writedown in the second quarter to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities in the second quarter primarily reflecting management's decision to reduce and rebalance high-yield risk exposure in the fixed maturity investment portfolio during the second half of 2001 and $2 million of other net losses related to the disposal and write-down of investments.

Total benefits and expenses increased 2% to $211 million for the nine months ended September 30, 2001, compared to $206 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, decreased $7 million to $137 million for the nine months ended September 30, 2001, compared to $144 million for the nine months ended September 30, 2000, reflecting lower crediting rates.

Other operating expenses increased 50% to $39 million for the nine months ended September 30, 2001, compared to $26 million for the nine months ended September 30, 2000, primarily due business growth and technology costs related to growth initiatives.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.




             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.




             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.


STEPHEN M. LOBO
Born in 1964
Vice President and Treasurer since September 2002; Vice President of Investment Risk Management and Treasurer, AEFC, since September 2002; Vice President of Investment Risk Management, AEFA, from September 2001; Treasurer, AEFA, from 2001 to present; Senior Vice President of the Treasury, U.S. Bancorp, from 1996 to 2001.


* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**   Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN
     46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Financial Statements

Consolidated Balance Sheets
                                                                                                  September 30,  December 31,
                                                                                                      2002           2001
September 30, 2002 (In thousands, except share amounts)                                            (unaudited)
Assets
Investments:
   Available for sale:
      Fixed maturities, at fair value (amortized cost: 2002, $3,934,219; 2001, $3,282,893)         $4,101,039    $3,302,753
      Common stocks, at fair value (cost: 2002, $0; 2001, $172)                                            --           344
   Mortgage loans on real estate                                                                      601,867       654,209
   Other investments                                                                                    2,400         2,400
                                                                                                        -----         -----
      Total investments                                                                             4,705,306     3,959,706
Cash and cash equivalents                                                                             701,650       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,551         1,812
Accrued investment income                                                                              45,837        45,422
Deferred policy acquisition costs                                                                     260,506       217,923
Deferred income taxes                                                                                      --        32,132
Other assets                                                                                               14         8,527
Separate account assets                                                                               662,034       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $6,376,898    $5,275,681
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $4,943,734    $3,765,679
      Universal life-type insurance                                                                        12             3
   Policy claims and other policyholders' funds                                                        60,487         2,286
   Amounts due to brokers                                                                              42,736       225,127
   Deferred income taxes                                                                               14,634            --
   Other liabilities                                                                                   66,415        64,517
   Separate account liabilities                                                                       662,034       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             5,790,052     4,765,852
                                                                                                    ---------     ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000
   shares issued and outstanding                                                                        3,000         3,000
   Additional paid-in capital                                                                         341,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 108,433        13,021
      Net unrealized derivative losses                                                                (15,338)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           93,095        (8,649)
   Retained earnings                                                                                  148,879       173,606
                                                                                                      -------       -------
         Total stockholder's equity                                                                   586,846       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $6,376,898    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Revenues
Contractholder charges                                                                          $    4,778       $    4,516
Mortality, expense risk and other fees                                                               9,738            7,417
Net investment income                                                                              214,028          202,290
Net realized loss on investments                                                                      (775)         (90,744)
                                                                                                      ----          -------
     Total revenues                                                                                227,769          123,479
                                                                                                   -------          -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts                        151,879          137,416
Amortization of deferred policy acquisition costs                                                   36,848           33,989
Other insurance and operating expenses                                                              77,818           39,336
                                                                                                    ------           ------
     Total benefits and expenses                                                                   266,545          210,741
                                                                                                   -------          -------
Loss before income tax benefit                                                                     (38,776)         (87,262)
Income tax benefit                                                                                 (13,842)         (30,384)
                                                                                                   -------          -------
Net loss                                                                                         $ (24,934)       $ (56,878)
                                                                                                 =========        =========

See accompanying notes to consolidated financial statements.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Cash flows from operating activities
Net loss                                                                                       $   (24,934)       $ (56,878)
   Adjustments to reconcile net loss to net cash provided by operating activities:
     Change in accrued investment income                                                              (415)           9,821
     Change in other accounts receivable                                                               261             (175)
     Change in other assets                                                                          8,513          (11,364)
     Change in deferred policy acquisition costs, net                                              (42,583)         (13,973)
     Change in policy claims and other policyholders' funds                                         58,201           (1,171)
     Deferred income taxes                                                                          (7,814)          13,073
     Change in other liabilities                                                                     1,898           33,901
     Amortization of premium, net                                                                      169           13,543
     Net realized loss on investments                                                                  775           90,744
     Other, net                                                                                      8,920          (14,350)
                                                                                                     -----          -------
         Net cash provided by operating activities                                                   2,991           63,171
                                                                                                     -----           ------
Cash flows from investing activities
Fixed maturities available-for-sale:
   Purchases                                                                                    (1,733,730)        (832,391)
   Maturities, sinking fund payments and calls                                                     345,274          248,869
   Sales                                                                                           741,768          482,519
Other investments:
   Purchases                                                                                        (2,691)          (6,207)
   Sales                                                                                            50,437           43,693
Change in amounts due from broker                                                                   41,705              961
Change in amounts due to broker                                                                   (182,391)         (15,864)
                                                                                                  --------          -------
     Net cash used in investing activities                                                        (739,628)         (78,420)
                                                                                                  --------          -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                       1,465,983          561,392
   Surrenders and death benefits                                                                  (439,789)        (610,839)
   Interest credited to account balances                                                           151,879          136,422
                                                                                                   -------          -------
     Net cash provided by financing activities                                                   1,178,073           86,975
                                                                                                 ---------           ------
Net increase in cash and cash equivalents                                                          441,436           71,726
Cash and cash equivalents at beginning of period                                                   260,214           34,852
                                                                                                   -------           ------
Cash and cash equivalents at end of period                                                     $   701,650        $ 106,578
                                                                                               ===========        =========

See accompanying notes to consolidated financial statements.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

September 30, 2002

(In thousands)

(unaudited)

1. GENERAL

The interim financial information in this report has not been audited. In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 2002, statements of income for the three months and nine months ended September 30, 2002 and 2001 and statements of cash flows for the nine months ended September 30, 2002 and 2001. Results of operations reported for the interim periods are not necessarily indicative of results for the entire year. The consolidated financial statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of the Company for the year ended December 31, 2001. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The Company is a stock life insurance company organized under the laws of the State of Indiana. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life) which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company serves residents of 48 states. American Enterprise REO 1, LLC is a wholly-owned subsidiary of the Company.

2. COMPREHENSIVE INCOME

Total comprehensive income was $56,074 and $41,297 for the three months and $76,810 and $39,624 for the nine months ended September 30, 2002 and 2001, respectively. The significant difference between net loss and total other comprehensive income is a result of unrealized gains that arose during the year on fixed maturity holdings.

3. STATEMENTS OF CASH FLOWS

Cash paid for interest on borrowings totaled $nil and $15 for the nine months ended September 30, 2002, and 2001, respectively. Cash paid for income taxes totaled $19,417 for the nine months ended September 30, 2002 compared to cash received of $27,192 for the nine months ended September 30, 2001.

4. ACCOUNTING DEVELOPMENTS

The Financial Accounting Standards Board is currently considering rules that could affect the future accounting for special purpose vehicles. Such vehicles could potentially include collateralized debt obligations, structured loan trusts, mutual funds, hedge funds and limited partnerships. The effect could include adjustments to current carrying values and/or consolidation of underlying assets and liabilities. While such rules would not change the economic value inherent in these operations, the financial statement effect of any changes cannot be determined until the rules are finalized.

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at September 30, 2002 aggregated $1,200.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. The Company is a named defendant in one of the suits. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, we reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
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The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information

Calculating Annuity Payouts

Rating Agencies

Principal Underwriter

Independent Auditors

Financial Statements



             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

     RPA ADJUSTED PARTIAL WITHDRAWALS  =  PW x RP
                                          -------
                                             CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

    RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

     EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA  x  EPA
                                          --------     ---
                                            CV         RPA

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

    EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

    RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.

-    Contract values before any partial withdrawals are shown below.

-    On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                                                  TOTAL PURCHASE PAYMENTS                        CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2002                                               $100,000                                   $100,000
 Jan. 1, 2003                                                100,000                                    110,000
 Jan. 1, 2004                                                100,000                                    115,000
 Jan. 1, 2005                                                100,000                                    120,000
 Jan. 1, 2006                                                100,000                                    115,000
 Jan. 1, 2007                                                100,000                                    120,000
 Jan. 1, 2008                                                200,000                                    225,000
 Jan. 1, 2009                                                200,000                                    230,000
 Jan. 1, 2010                                                200,000                                    235,000
 Jan. 1, 2011                                                200,000                                    230,000
 Jan. 1, 2012                                                200,000                                    235,000
------------------------------------------------------------------------------------------------------------------------


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:
       RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal      $10,000 x $100,000
       minus the RPA adjusted partial withdrawals for all previous       ------------------  =  $8,333
       partial withdrawals = $100,000 - 0 = $100,000                          $120,000

For the second partial withdrawal on Jan. 1, 2010:
       RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal      $10,000 x $191,667
       minus the RPA adjusted partial withdrawals for all previous       ------------------  =  $8,156
       partial withdrawals = $200,000 - $8,333 = $191,667                     $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:
       EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal      $10,000 x $100,000    $100,000
       AND the five-year exclusion period minus the EPA adjusted         ------------------ x ---------  =  $8,156
       partial withdrawals for all previous partial                           $120,000         $100,000
       withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
       EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal      $10,000 x $91,844      $91,844
       AND the five-year exclusion period minus the EPA                  ------------------ x ---------  =  $1,873
       adjusted partial withdrawals for all previous partial                  $235,000         $191,667
       withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

       PCRPW amount = $8,156 + $1,873 = $10,029


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

[LOGO OF AMERICAN EXPRESS(R)]



AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                   OSCAR #564632

                                                                  45272 C (1/03)


AMERICAN EXPRESS

INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY


ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS

JANUARY 30, 2003

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-   American Express(R) Variable Portfolio Funds

-   AIM Variable Insurance Funds, Series II Shares

-   Alliance Variable Products Series Fund (Class B)

-   Fidelity(R) Variable Insurance Products Service Class 2

-   Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2

-   MFS(R) Variable Insurance Trust(SM) - Service Class

-   Oppenheimer Variable Account Funds - Service Shares

-   Putnam Variable Trust - Class IB Shares

-   STI Classic Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   46
FINANCIAL STATEMENTS                                                          56
PERFORMANCE INFORMATION                                                       56
THE VARIABLE ACCOUNT AND THE FUNDS                                            57
GUARANTEE PERIOD ACCOUNTS (GPAS)                                              63
THE ONE-YEAR FIXED ACCOUNT                                                    66
BUYING YOUR CONTRACT                                                          66
CHARGES                                                                       68
VALUING YOUR INVESTMENT                                                       73
MAKING THE MOST OF YOUR CONTRACT                                              75
WITHDRAWALS                                                                   79
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          79
CHANGING OWNERSHIP                                                            79
BENEFITS IN CASE OF DEATH                                                     80
OPTIONAL BENEFITS                                                             84
THE ANNUITY PAYOUT PERIOD                                                     95
TAXES                                                                         97
VOTING RIGHTS                                                                 99
SUBSTITUTION OF INVESTMENTS                                                   99
ABOUT THE SERVICE PROVIDERS                                                   99
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                        100
DIRECTORS AND EXECUTIVE OFFICERS                                             106
EXPERTS                                                                      107
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
FINANCIAL INFORMATION                                                        108
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                                       126
APPENDIX A: PERFORMANCE CREDIT RIDER
ADJUSTED PARTIAL WITHDRAWAL                                                  127

   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 57)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 63 and p. 66)

     (1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 66)

MINIMUM INITIAL PURCHASE PAYMENTS

  If paying by Systematic Investment Plan:
     $50 initial payment.
     $50 for additional payments.

  If paying by any other method:
     $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
     $2,000 initial payment for contracts issued in all other states.
     $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
     $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 77)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 79)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 79)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 80)


   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 84)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 95)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 97)

CHARGES: We assess certain charges in connection with your contract (p. 68):

-    $40 annual contract administrative charge(1);

- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.30% of the adjusted contract value(2),(5);

-    if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB
     - 6% Rising Floor) an annual fee of 0.45% of the adjusted contract value(2),(5);

- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-    withdrawal charge(3);

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):

                                                                     VARIABLE ACCOUNT      TOTAL MORTALITY AND   TOTAL VARIABLE
                                                                   ADMINISTRATIVE CHARGE    EXPENSE RISK FEE     ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
      QUALIFIED ANNUITIES
            Return of Purchase Payment death benefit (ROP)                  0.15%              0.85%                 1.00%
            Maximum Anniversary Value death benefit (MAV)(4),(5)            0.15               0.95                  1.10
            Enhanced Death Benefit (EDB)(4),(5)                             0.15               1.15                  1.30
      NON-QUALIFIED ANNUITIES
            ROP death benefit                                               0.15               1.10                  1.25
            MAV death benefit(4),(5)                                        0.15               1.20                  1.35
            EDB(4),(5)                                                      0.15               1.40                  1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
      QUALIFIED ANNUITIES
            ROP death benefit                                               0.15               1.15                  1.30
            MAV death benefit(4),(5)                                        0.15               1.25                  1.40
            EDB(4),(5)                                                      0.15               1.45                  1.60
      NON-QUALIFIED ANNUITIES
            ROP death benefit                                               0.15               1.40                  1.55
            MAV death benefit(4),(5)                                        0.15               1.50                  1.65
            EDB(4),(5)                                                      0.15               1.70                  1.85


     (1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.

     (2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

     (3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

     (4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.

     (5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.


   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn):

               SEVEN-YEAR SCHEDULE                                 FIVE-YEAR SCHEDULE(1)
YEARS FROM PURCHASE         WITHDRAWAL CHARGE            YEARS FROM PURCHASE      WITHDRAWAL CHARGE
  PAYMENT RECEIPT              PERCENTAGE                  PAYMENT RECEIPT           PERCENTAGE
     1                             8%                              1                     8%
     2                             8                               2                     7
     3                             7                               3                     6
     4                             7                               4                     4
     5                             6                               5                     2
     6                             5
     7                             3
     Thereafter                    0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(2):                                            $40*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:

    GMIB - MAV                                                                       0.30%
    GMIB - 6% RISING FLOOR                                                           0.45%

(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                                  0.15%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                   0.25%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:         0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


(1) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

(2) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.


   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)

You can choose a qualified or non-qualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                      VARIABLE ACCOUNT        TOTAL MORTALITY AND          TOTAL VARIABLE
                                                    ADMINISTRATIVE CHARGE      EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
    QUALIFIED ANNUITIES
     ROP death benefit                                    0.15%                    0.85%                        1.00%
     MAV death benefit(1),(2)                             0.15                     0.95                         1.10
     EDB(1),(2) 0.15                                      1.15                     1.30
    NON-QUALIFIED ANNUITIES
     ROP death benefit                                    0.15                     1.10                         1.25
     MAV death benefit(1),(2)                             0.15                     1.20                         1.35
     EDB(1),(2) 0.15                                      1.40                     1.55
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
    QUALIFIED ANNUITIES
     ROP death benefit                                    0.15                     1.15                         1.30
     MAV death benefit(1),(2)                             0.15                     1.25                         1.40
     EDB(1),(2) 0.15                                      1.45                     1.60
    NON-QUALIFIED ANNUITIES
     ROP Payment death benefit                            0.15                     1.40                         1.55
     MAV death benefit(1),(2)                             0.15                     1.50                         1.65
     EDB(1),(2) 0.15                                      1.70                     1.85


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.

(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                         MANAGEMENT            12b-1               OTHER
                                                            FEES               FEES              EXPENSES             TOTAL
AXP(R) Variable Portfolio -
        Bond Fund                                            .60%                .13%                .07%            .80%(1)
        Cash Management Fund                                 .51                 .13                 .05             .69(1)
        Diversified Equity Income Fund                       .56                 .13                 .18             .87(1)
        Federal Income Fund                                  .61                 .13                 .09             .83(1)
        Growth Fund                                          .56                 .13                 .12             .81(1)
        NEW DIMENSIONS FUND(R)                               .61                 .13                 .05             .79(1)
        Partners Small Cap Value Fund                       1.03                 .13                 .32            1.48(1)
        S&P 500 Index Fund                                   .29                 .13                 .08             .50(2)
AIM V.I.
        Basic Value Fund, Series II Shares                   .63                 .25                 .57            1.45(3),(4)
        Capital Development Fund, Series II Shares           .75                 .25                 .43            1.43(3)
        Premier Equity Fund, Series II Shares                .60                 .25                 .25            1.10(3)
Alliance VP
        Growth and Income Portfolio (Class B)                .63                 .25                 .04             .92(5)
        Premier Growth Portfolio (Class B)                  1.00                 .25                 .04            1.29(5)
        Technology Portfolio (Class B)                      1.00                 .25                 .08            1.33(5)
        Total Return Portfolio (Class B)                     .63                 .25                 .12            1.00(5)

   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

                                                              MANAGEMENT        12b-1         OTHER
                                                                 FEES           FEES         EXPENSES             TOTAL
Fidelity(R) VIP
        Contrafund(R) Portfolio Service Class 2                   .58%            .25%           .11%            .94%(6)
        Growth Portfolio Service Class 2                          .58             .25            .10             .93(6)
        Mid Cap Portfolio Service Class 2                         .58             .25            .11             .94(6)
        Overseas Portfolio Service Class 2                        .73             .25            .20            1.18(6)
FTVIPT
        Franklin Real Estate Fund - Class 2                       .56             .25            .03             .84(7),(8)
        Franklin Small Cap Fund - Class 2                         .45             .25            .31            1.01(8),(9)
        Franklin Small Cap Value Securities Fund - Class 2        .57             .25            .20            1.02(8),(9)
        Mutual Shares Securities Fund - Class 2                   .60             .25            .19            1.04(8)
        Templeton Foreign Securities Fund - Class 2               .68             .25            .22            1.15(8),(9),(10)
MFS(R)
        Investors Growth Stock Series - Service Class             .75             .25            .17            1.17(11),(12)
        New Discovery Series - Service Class                      .90             .25            .16            1.31(11),(12),(13)
        Total Returns Series - Service Class                      .75             .25            .14            1.14(11),(12)
        Utilities Series - Service Class                          .75             .25            .18            1.18(11),(12)
Oppenheimer Variable Account Funds
        Capital Appreciation Fund/VA, Service Shares              .64             .25            .02             .91(14)
        Global Securities Fund/VA, Service Shares                 .64             .25            .06             .95(14)
        High Income Fund/VA, Service Shares                       .74             .25            .07            1.06(14)
        Main Street Small Cap Fund/VA, Service Shares             .75             .25            .29            1.29(14)
        Strategic Bond Fund/VA, Service Shares                    .74             .25            .03            1.02(14)
Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares        .46             .25            .05             .76(15)
        Putnam VT International Growth Fund - Class IB Shares     .76             .25            .18            1.19(15)
        Putnam VT Research Fund - Class IB Shares                 .65             .25            .09             .99(15)
        Putnam VT Vista Fund - Class IB Shares                    .61             .25            .06             .92(15)
STI Classic Variable Trust -
        Capital Appreciation Fund                                1.15              --             --            1.15(16)
        Growth and Income Fund                                    .90              --            .30            1.20(16)
        International Equity Fund                                1.25              --            .35            1.60(16)
        Investment Grade Bond Fund                                .74              --            .01             .75(16)
        Mid-Cap Equity Fund                                      1.15              --             --            1.15(16)
        Small Cap Value Equity Fund                              1.15              --            .05            1.20(16)
        Value Income Stock Fund                                   .80              --            .15             .95(16)

   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

     (1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

     (2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.40% and 0.82% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

     (3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) The Fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.

     (5) "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

     (6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

     (7) The Fund administration fee is paid indirectly through the management fee.

     (8) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

     (9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2, 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

     (10) FTVIPT Templeton Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

     (11) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

     (12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.

     (13) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

     (14) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.

     (15) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

     (16) The fund's expense figures are estimated, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 1.44% for STI Classic Variable Trust Capital Appreciation Fund, 2.32% and 3.22% for STI Classic Variable Trust Growth and Income Fund, 1.07% and 2.32% for STI Classic Variable Trust International Equity Fund, 0.58% and 1.32% for STI Classic Variable Trust Investment Grade Bond Fund, 0.51% and 1.66% for STI Classic Variable Trust Mid-Cap Equity Fund, 0.76% and 1.91% for STI Classic Variable Trust Small Cap Value Equity Fund, and 0.32% and 1.12% for STI Classic Variable Trust Value Income Stock Fund.


   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: The expense examples for each fund show the least expensive (base contract with no optional riders) and most expensive contract feature combinations. Your actual expenses may be different depending on the contract feature combination you choose. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
 AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders         $104.76   $146.18   $190.23   $277.74   $ 24.76   $ 76.18   $130.23   $277.74
     optional GMIB - 6% rising floor rider          109.38    159.96    213.07    322.58     29.38     89.96    153.07    322.58

 AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders          103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
     optional GMIB - 6% rising floor rider          108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

 AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders          105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85
     optional GMIB - 6% rising floor rider          110.09    162.09    216.58    329.38     30.09     92.09    156.58    329.38

 AXP(R) Variable Portfolio - Federal Income Fund
     base contract with no optional riders          105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79
     optional GMIB - 6% rising floor rider          109.68    160.87    214.57    325.50     29.68     90.87    154.57    325.50

 AXP(R) Variable Portfolio - Growth Fund
     base contract with no optional riders          104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
     optional GMIB - 6% rising floor rider          109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56

 AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
     base contract with no optional riders          104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
     optional GMIB - 6% rising floor rider          109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

 AXP(R) Variable Portfolio - Partners Small Cap Value Fund
     base contract with no optional riders          111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74
     optional GMIB - 6% rising floor rider          116.35    180.54    246.76    386.63     36.35    110.54    186.76    386.63

 AXP(R) Variable Portfolio - S&P 500 Index Fund
     base contract with no optional riders          101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
     optional GMIB - 6% rising floor rider          106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91

 AIM V.I. Basic Value Fund, Series II Shares
     base contract with no optional riders          111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88
     optional GMIB - 6% rising floor rider          116.04    179.63    245.30    383.90     36.04    109.63    185.30    383.90

 AIM V.I. Capital Development Fund, Series II Shares
     base contract with no optional riders          111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96
     optional GMIB - 6% rising floor rider          115.83    179.03    244.32    382.07     35.83    109.03    184.32    382.07

 AIM V.I. Premier Equity Fund, Series II Shares
     base contract with no optional riders          107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
     optional GMIB - 6% rising floor rider          112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

 Alliance VP Growth and Income Portfolio (Class B)
     base contract with no optional riders          105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
     optional GMIB - 6% rising floor rider          110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20

 Alliance VP Premier Growth Portfolio (Class B)
     base contract with no optional riders          109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47
     optional GMIB - 6% rising floor rider          114.40    174.82    237.45    369.17     34.40    104.82    177.45    369.17

 Alliance VP Technology Portfolio (Class B)
     base contract with no optional riders          110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35
     optional GMIB - 6% rising floor rider          114.81    176.02    239.41    372.88     34.81    106.02    179.41    372.88

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders          $106.81   $152.32   $200.43   $297.92   $ 26.81   $ 82.32   $140.43   $297.92
    optional GMIB - 6% rising floor rider           111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders           106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
    optional GMIB - 6% rising floor rider           110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
    optional GMIB - 6% rising floor rider           110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
    optional GMIB - 6% rising floor rider           110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
    optional GMIB - 6% rising floor rider           113.27    171.49    232.02    358.91     33.27    101.49    172.02    358.91

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
    optional GMIB - 6% rising floor rider           109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
    optional GMIB - 6% rising floor rider           111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91
    optional GMIB - 6% rising floor rider           111.63    166.65    224.08    343.78     31.63     96.65    164.08    343.78

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
    optional GMIB - 6% rising floor rider           111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
    optional GMIB - 6% rising floor rider           112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76
    optional GMIB - 6% rising floor rider           113.17    171.19    231.52    357.97     33.17    101.19    171.52    357.97

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41
    optional GMIB - 6% rising floor rider           114.60    175.42    238.43    371.03     34.60    105.42    178.43    371.03

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81
    optional GMIB - 6% rising floor rider           112.86    170.28    230.04    355.15     32.86    100.28    170.04    355.15

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
    optional GMIB - 6% rising floor rider           113.27    171.49    232.02    358.91     33.27    101.49    172.02    358.91

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89
    optional GMIB - 6% rising floor rider           110.50    163.31    218.58    333.24     30.50     93.31    158.58    333.24

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.55% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders          $106.30   $150.79   $197.89   $292.91   $ 26.30   $ 80.79   $137.89   $292.91
    optional GMIB - 6% rising floor rider           110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders           107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
    optional GMIB - 6% rising floor rider           112.04    167.86    226.07    347.59     32.04     97.86    166.07    347.59

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47
    optional GMIB - 6% rising floor rider           114.40    174.82    237.45    369.17     34.40    104.82    177.45    369.17

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91
    optional GMIB - 6% rising floor rider           111.63    166.65    224.08    343.78     31.63     96.65    164.08    343.78

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66
    optional GMIB - 6% rising floor rider           108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72
    optional GMIB - 6% rising floor rider           113.37    171.80    232.51    359.85     33.37    101.80    172.51    359.85

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
    optional GMIB - 6% rising floor rider           111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
    optional GMIB - 6% rising floor rider           110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
    optional GMIB - 6% rising floor rider           112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor rider           113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09
    optional GMIB - 6% rising floor rider           117.58    184.14    252.61    397.48     37.58    114.14    192.61    397.48

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor rider           108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
    optional GMIB - 6% rising floor rider           112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor rider           113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor rider           110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $102.71   $140.02   $179.94   $257.16   $ 22.71   $ 70.02   $119.94   $257.16
    optional GMIB - 6% rising floor and BPP riders  111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
    optional GMIB - 6% rising floor and BPP riders  110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
    optional GMIB - 6% rising floor and BPP riders  112.14    168.16    226.56    348.54     32.14     98.16    166.56    348.54

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           103.02    140.94    181.49    260.27     23.02     70.94    121.49    260.27
    optional GMIB - 6% rising floor and BPP riders  111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           102.82    140.33    180.46    258.20     22.82     70.33    120.46    258.20
    optional GMIB - 6% rising floor and BPP riders  111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
    optional GMIB - 6% rising floor and BPP riders  111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           109.68    160.87    214.57    325.50     29.68     90.87    154.57    325.50
    optional GMIB - 6% rising floor and BPP riders  118.40    186.53    256.49    404.65     38.40    116.53    196.49    404.65

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders            99.64    130.72    164.34    225.51     19.64     60.72    104.34    225.51
    optional GMIB - 6% rising floor and BPP riders  108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           109.38    159.96    213.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor and BPP riders  118.09    185.63    255.04    401.97     38.09    115.63    195.04    401.97

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63
    optional GMIB - 6% rising floor and BPP riders  117.88    185.03    254.07    400.18     37.88    115.03    194.07    400.18

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional GMIB - 6% rising floor and BPP riders  114.50    175.12    237.94    370.10     34.50    105.12    177.94    370.10

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
    optional GMIB - 6% rising floor and BPP riders  112.66    169.68    229.05    353.27     32.66     99.68    169.05    353.27

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
    optional GMIB - 6% rising floor and BPP riders  116.45    180.84    247.25    387.54     36.45    110.84    187.25    387.54

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
    optional GMIB - 6% rising floor and BPP riders  116.86    182.04    249.20    391.17     36.86    112.04    189.20    391.17

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
    optional GMIB - 6% rising floor and BPP riders  113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $104.15   $144.34   $187.15   $271.61   $ 24.15   $ 74.34   $127.15   $271.61
    optional GMIB - 6% rising floor and BPP riders  112.86    170.28    230.04    355.15     32.86    100.28    170.04    355.15

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           104.05    144.03    186.64    270.58     24.05     74.03    126.64    270.58
    optional GMIB - 6% rising floor and BPP riders  112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
    optional GMIB - 6% rising floor and BPP riders  112.86    170.28    230.04    355.15     32.86    100.28    170.04    355.15

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
    optional GMIB - 6% rising floor and BPP riders  115.32    177.53    241.87    377.48     35.32    107.53    181.87    377.48

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
    optional GMIB - 6% rising floor and BPP riders  111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
    optional GMIB - 6% rising floor and BPP riders  113.58    172.40    233.50    361.72     33.58    102.40    173.50    361.72

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
    optional GMIB - 6% rising floor and BPP riders  113.68    172.70    233.99    362.66     33.68    102.70    173.99    362.66

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
    optional GMIB - 6% rising floor and BPP riders  113.89    173.31    234.98    364.52     33.89    103.31    174.98    364.52

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor and BPP riders  115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           106.51    151.40    198.91    294.92     26.51     81.40    138.91    294.92
    optional GMIB - 6% rising floor and BPP riders  115.22    177.23    241.38    376.56     35.22    107.23    181.38    376.56

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           107.94    155.69    206.01    308.85     27.94     85.69    146.01    308.85
    optional GMIB - 6% rising floor and BPP riders  116.65    181.44    248.23    389.36     36.65    111.44    188.23    389.36

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
    optional GMIB - 6% rising floor and BPP riders  114.91    176.32    239.91    373.80     34.91    106.32    179.91    373.80

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
    optional GMIB - 6% rising floor and BPP riders  115.32    177.53    241.87    377.48     35.32    107.53    181.87    377.48

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           103.84    143.41    185.61    268.53     23.84     73.41    125.61    268.53
    optional GMIB - 6% rising floor and BPP riders  112.55    169.38    228.55    352.32     32.55     99.38    168.55    352.32

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders  112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.35% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $105.38   $148.03   $193.30   $283.84   $ 25.38   $ 78.03   $133.30   $283.84
    optional GMIB - 6% rising floor and BPP riders  114.09    173.91    235.97    366.39     34.09    103.91    175.97    366.39

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
    optional GMIB - 6% rising floor and BPP riders  116.45    180.84    247.25    387.54     36.45    110.84    187.25    387.54

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
    optional GMIB - 6% rising floor and BPP riders  113.68    172.70    233.99    362.66     33.68    102.70    173.99    362.66

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           102.30    138.78    177.87    252.99     22.30     68.78    117.87    252.99
    optional GMIB - 6% rising floor and BPP riders  111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
    optional GMIB - 6% rising floor and BPP riders  115.42    177.83    242.36    378.40     35.42    107.83    182.36    378.40

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
    optional GMIB - 6% rising floor and BPP riders  113.37    171.80    232.51    359.85     33.37    101.80    172.51    359.85

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
    optional GMIB - 6% rising floor and BPP riders  112.66    169.68    229.05    353.27     32.66     99.68    169.05    353.27

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor and BPP riders  115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor and BPP riders  115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
    optional GMIB - 6% rising floor and BPP riders  119.63    190.12    262.29    415.28     39.63    120.12    202.29    415.28

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           102.20    138.47    177.35    251.95     22.20     68.47    117.35    251.95
    optional GMIB - 6% rising floor and BPP riders  110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor and BPP riders  115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor and BPP riders  115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders  112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $101.69   $136.93   $174.76   $246.71   $ 21.69   $ 66.93   $114.76   $246.71
    optional BPP and PCR riders                     107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           100.56    133.52    169.04    235.11     20.56     63.52    109.04    235.11
    optional BPP and PCR riders                     106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           102.41    139.09    178.39    254.04     22.41     69.09    118.39    254.04
    optional BPP and PCR riders                     108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           102.00    137.85    176.32    249.86     22.00     67.85    116.32    249.86
    optional BPP and PCR riders                     107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           101.79    137.24    175.28    247.76     21.79     67.24    115.28    247.76
    optional BPP and PCR riders                     107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
    optional BPP and PCR riders                     107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
    optional BPP and PCR riders                     114.30    174.51    236.95    368.24     34.30    104.51    176.95    368.24

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders            98.61    127.61    159.10    214.76     18.61     57.61     99.10    214.76
    optional BPP and PCR riders                     104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
    optional BPP and PCR riders                     113.99    173.61    235.47    365.45     33.99    103.61    175.47    365.45

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
    optional BPP and PCR riders                     113.78    173.00    234.49    363.59     33.78    103.00    174.49    363.59

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
    optional BPP and PCR riders                     110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
    optional BPP and PCR riders                     108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
    optional BPP and PCR riders                     112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91
    optional BPP and PCR riders                     112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional BPP and PCR riders                     109.38    159.96    213.07    322.58     29.38     89.96    153.07    322.58

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $103.12   $141.25   $182.00   $261.31   $ 23.12   $ 71.25   $122.00   $261.31
    optional BPP and PCR riders                     108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           103.02    140.94    181.49    260.27     23.02     70.94    121.49    260.27
    optional BPP and PCR riders                     108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
    optional BPP and PCR riders                     108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
    optional BPP and PCR riders                     111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
    optional BPP and PCR riders                     107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           103.84    143.41    185.61    268.53     23.84     73.41    125.61    268.53
    optional BPP and PCR riders                     109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
    optional BPP and PCR riders                     109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
    optional BPP and PCR riders                     109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85
    optional BPP and PCR riders                     111.12    165.13    221.58    339.01     31.12     95.13    161.58    339.01

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
    optional BPP and PCR riders                     112.55    169.38    228.55    352.32     32.55     99.38    168.55    352.32

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
    optional BPP and PCR riders                     110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
    optional BPP and PCR riders                     111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           102.82    140.33    180.46    258.20     22.82     70.33    120.46    258.20
    optional BPP and PCR riders                     108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $104.35   $144.95   $188.18   $273.66   $ 24.35   $ 74.95   $128.18   $273.66
    optional BPP and PCR riders                     109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
    optional BPP and PCR riders                     112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
    optional BPP and PCR riders                     109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           101.28    135.69    172.68    242.51     21.28     65.69    112.68    242.51
    optional BPP and PCR riders                     106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
    optional BPP and PCR riders                     111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
    optional BPP and PCR riders                     109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
    optional BPP and PCR riders                     108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
    optional BPP and PCR riders                     115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           101.18    135.38    172.16    241.45     21.18     65.38    112.16    241.45
    optional BPP and PCR riders                     106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $102.20   $138.47   $177.35   $251.95   $ 22.20   $ 68.47   $117.35   $251.95
    optional GMIB - 6% rising floor rider           106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
    optional GMIB - 6% rising floor rider           105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
    optional GMIB - 6% rising floor rider           107.53    154.46    203.98    304.89     27.53     84.46    143.98    304.89

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           102.51    139.40    178.91    255.08     22.51     69.40    118.91    255.08
    optional GMIB - 6% rising floor rider           107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           102.30    138.78    177.87    252.99     22.30     68.78    117.87    252.99
    optional GMIB - 6% rising floor rider           106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
    optional GMIB - 6% rising floor rider           106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63
    optional GMIB - 6% rising floor rider           113.78    173.00    234.49    363.59     33.78    103.00    174.49    363.59

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders            99.13    129.17    161.72    220.15     19.13     59.17    101.72    220.15
    optional GMIB - 6% rising floor rider           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor rider           113.48    172.10    233.01    360.79     33.48    102.10    173.01    360.79

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
    optional GMIB - 6% rising floor rider           113.27    171.49    232.02    358.91     33.27    101.49    172.02    358.91

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
    optional GMIB - 6% rising floor rider           109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
    optional GMIB - 6% rising floor rider           108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
    optional GMIB - 6% rising floor rider           111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
    optional GMIB - 6% rising floor rider           112.25    168.47    227.06    349.49     32.25     98.47    167.06    349.49

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor rider           108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $103.64   $142.80   $184.58   $266.47   $ 23.64   $ 72.80   $124.58   $266.47
    optional GMIB - 6% rising floor rider           108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           103.53    142.49    184.07    265.44     23.53     72.49    124.07    265.44
    optional GMIB - 6% rising floor rider           108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
    optional GMIB - 6% rising floor rider           108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
    optional GMIB - 6% rising floor rider           110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
    optional GMIB - 6% rising floor rider           107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66
    optional GMIB - 6% rising floor rider           108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
    optional GMIB - 6% rising floor rider           109.07    159.05    211.56    319.66     29.07     89.05    151.56    319.66

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72
    optional GMIB - 6% rising floor rider           109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional GMIB - 6% rising floor rider           110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
    optional GMIB - 6% rising floor rider           110.61    163.61    219.08    334.20     30.61     93.61    159.08    334.20

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
    optional GMIB - 6% rising floor rider           112.04    167.86    226.07    347.59     32.04     97.86    166.07    347.59

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
    optional GMIB - 6% rising floor rider           110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
    optional GMIB - 6% rising floor rider           110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           103.33    141.87    183.04    263.38     23.33     71.87    123.04    263.38
    optional GMIB - 6% rising floor rider           107.94    155.69    206.01    308.85     27.94     85.69    146.01    308.85

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor rider           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional EDB (1.30% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $104.87   $146.49   $190.74   $278.76   $ 24.87   $ 76.49   $130.74   $278.76
    optional GMIB - 6% rising floor rider           109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91
    optional GMIB - 6% rising floor rider           111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
    optional GMIB - 6% rising floor rider           109.07    159.05    211.56    319.66     29.07     89.05    151.56    319.66

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           101.79    137.24    175.28    247.76     21.79     67.24    115.28    247.76
    optional GMIB - 6% rising floor rider           106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
    optional GMIB - 6% rising floor rider           110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
    optional GMIB - 6% rising floor rider           108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
    optional GMIB - 6% rising floor rider           108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional GMIB - 6% rising floor rider           110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor rider           110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28
    optional GMIB - 6% rising floor rider           115.01    176.62    240.40    374.72     35.01    106.62    180.40    374.72

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
    optional GMIB - 6% rising floor rider           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional GMIB - 6% rising floor rider           110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor rider           110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor rider           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $100.15   $132.28   $166.95   $230.85   $ 20.15   $ 62.28   $106.95   $230.85
    optional GMIB - 6% rising floor and BPP riders  108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders            99.02    128.86    161.20    219.07     19.02     58.86    101.20    219.07
    optional GMIB - 6% rising floor and BPP riders  107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           100.87    134.45    170.60    238.28     20.87     64.45    110.60    238.28
    optional GMIB - 6% rising floor and BPP riders  109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           100.46    133.21    168.52    234.04     20.46     63.21    108.52    234.04
    optional GMIB - 6% rising floor and BPP riders  109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           100.25    132.59    167.48    231.92     20.25     62.59    107.48    231.92
    optional GMIB - 6% rising floor and BPP riders  108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           100.05    131.97    166.43    229.79     20.05     61.97    106.43    229.79
    optional GMIB - 6% rising floor and BPP riders  108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91
    optional GMIB - 6% rising floor and BPP riders  115.83    179.03    244.32    382.07     35.83    109.03    184.32    382.07

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders            97.08    122.93    151.19    198.42     17.08     52.93     91.19    198.42
    optional GMIB - 6% rising floor and BPP riders  105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor and BPP riders  115.53    178.13    242.85    379.32     35.53    108.13    182.85    379.32

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
    optional GMIB - 6% rising floor and BPP riders  115.32    177.53    241.87    377.48     35.32    107.53    181.87    377.48

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional GMIB - 6% rising floor and BPP riders  111.94    167.56    225.57    346.64     31.94     97.56    165.57    346.64

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           101.38    136.00    173.20    243.56     21.38     66.00    113.20    243.56
    optional GMIB - 6% rising floor and BPP riders  110.09    162.09    216.58    329.38     30.09     92.09    156.58    329.38

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
    optional GMIB - 6% rising floor and BPP riders  113.89    173.31    234.98    364.52     33.89    103.31    174.98    364.52

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
    optional GMIB - 6% rising floor and BPP riders  114.30    174.51    236.95    368.24     34.30    104.51    176.95    368.24

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           102.20    138.47    177.35    251.95     22.20     68.47    117.35    251.95
    optional GMIB - 6% rising floor and BPP riders  110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $101.59   $136.62   $174.24   $245.66   $ 21.59   $ 66.62   $114.24   $245.66
    optional GMIB - 6% rising floor and BPP riders  110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           101.48    136.31    173.72    244.61     21.48     66.31    113.72    244.61
    optional GMIB - 6% rising floor and BPP riders  110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
    optional GMIB - 6% rising floor and BPP riders  110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           104.05    144.03    186.64    270.58     24.05     74.03    126.64    270.58
    optional GMIB - 6% rising floor and BPP riders  112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           100.56    133.52    169.04    235.11     20.56     63.52    109.04    235.11
    optional GMIB - 6% rising floor and BPP riders  109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           102.30    138.78    177.87    252.99     22.30     68.78    117.87    252.99
    optional GMIB - 6% rising floor and BPP riders  111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           102.41    139.09    178.39    254.04     22.41     69.09    118.39    254.04
    optional GMIB - 6% rising floor and BPP riders  111.12    165.13    221.58    339.01     31.12     95.13    161.58    339.01

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
    optional GMIB - 6% rising floor and BPP riders  111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor and BPP riders  112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           103.94    143.72    186.12    269.56     23.94     73.72    126.12    269.56
    optional GMIB - 6% rising floor and BPP riders  112.66    169.68    229.05    353.27     32.66     99.68    169.05    353.27

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           105.38    148.03    193.30    283.84     25.38     78.03    133.30    283.84
    optional GMIB - 6% rising floor and BPP riders  114.09    173.91    235.97    366.39     34.09    103.91    175.97    366.39

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
    optional GMIB - 6% rising floor and BPP riders  112.35    168.77    227.56    350.43     32.35     98.77    167.56    350.43

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           104.05    144.03    186.64    270.58     24.05     74.03    126.64    270.58
    optional GMIB - 6% rising floor and BPP riders  112.76    169.98    229.54    354.21     32.76     99.98    169.54    354.21

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           101.28    135.69    172.68    242.51     21.28     65.69    112.68    242.51
    optional GMIB - 6% rising floor and BPP riders  109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
    optional GMIB - 6% rising floor and BPP riders  110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the optional MAV death benefit (1.10% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $102.82   $140.33   $180.46   $258.20   $ 22.82   $ 70.33   $120.46   $258.20
    optional GMIB - 6% rising floor and BPP riders  111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
    optional GMIB - 6% rising floor and BPP riders  113.89    173.31    234.98    364.52     33.89    103.31    174.98    364.52

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           102.41    139.09    178.39    254.04     22.41     69.09    118.39    254.04
    optional GMIB - 6% rising floor and BPP riders  111.12    165.13    221.58    339.01     31.12     95.13    161.58    339.01

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders            99.74    131.03    164.86    226.58     19.74     61.03    104.86    226.58
    optional GMIB - 6% rising floor and BPP riders  108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
    optional GMIB - 6% rising floor and BPP riders  112.86    170.28    230.04    355.15     32.86    100.28    170.04    355.15

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           102.10    138.16    176.84    250.90     22.10     68.16    116.84    250.90
    optional GMIB - 6% rising floor and BPP riders  110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           101.38    136.00    173.20    243.56     21.38     66.00    113.20    243.56
    optional GMIB - 6% rising floor and BPP riders  110.09    162.09    216.58    329.38     30.09     92.09    156.58    329.38

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor and BPP riders  112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders  112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
    optional GMIB - 6% rising floor and BPP riders  117.06    182.64    250.18    392.98     37.06    112.64    190.18    392.98

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders            99.64    130.72    164.34    225.51     19.64     60.72    104.34    225.51
    optional GMIB - 6% rising floor and BPP riders  108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
    optional GMIB - 6% rising floor and BPP riders  112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
    optional GMIB - 6% rising floor and BPP riders  112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
    optional GMIB - 6% rising floor and BPP riders  110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $ 99.13   $129.17   $161.72   $220.15   $ 19.13   $ 59.17   $101.72   $220.15
    optional BPP and PCR riders                     104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders            98.00    125.74    155.94    208.25     18.00     55.74     95.94    208.25
    optional BPP and PCR riders                     103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders            99.84    131.35    165.39    227.65     19.84     61.35    105.39    227.65
    optional BPP and PCR riders                     105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders            99.43    130.10    163.29    223.37     19.43     60.10    103.29    223.37
    optional BPP and PCR riders                     105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders            99.23    129.48    162.25    221.22     19.23     59.48    102.25    221.22
    optional BPP and PCR riders                     104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders            99.02    128.86    161.20    219.07     19.02     58.86    101.20    219.07
    optional BPP and PCR riders                     104.66    145.88    189.72    276.72     24.66     75.88    129.72    276.72

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
    optional BPP and PCR riders                     111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders            96.05    119.81    145.89    187.39     16.05     49.81     85.89    187.39
    optional BPP and PCR riders                     101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           105.58    148.64    194.32    285.86     25.58     78.64    134.32    285.86
    optional BPP and PCR riders                     111.22    165.43    222.08    339.96     31.22     95.43    162.08    339.96

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           102.20    138.47    177.35    251.95     22.20     68.47    117.35    251.95
    optional BPP and PCR riders                     107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           100.36    132.90    168.00    232.98     20.36     62.90    108.00    232.98
    optional BPP and PCR riders                     105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
    optional BPP and PCR riders                     109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           104.56    145.57    189.20    275.70     24.56     75.57    129.20    275.70
    optional BPP and PCR riders                     110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           101.18    135.38    172.16    241.45     21.18     65.38    112.16    241.45
    optional BPP and PCR riders                     106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $100.56   $133.52   $169.04   $235.11   $ 20.56   $ 63.52   $109.04   $235.11
    optional BPP and PCR riders                     106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           100.46    133.21    168.52    234.04     20.46     63.21    108.52    234.04
    optional BPP and PCR riders                     106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           100.56    133.52    169.04    235.11     20.56     63.52    109.04    235.11
    optional BPP and PCR riders                     106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           103.02    140.94    181.49    260.27     23.02     70.94    121.49    260.27
    optional BPP and PCR riders                     108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders            99.54    130.41    163.82    224.44     19.54     60.41    103.82    224.44
    optional BPP and PCR riders                     105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           101.28    135.69    172.68    242.51     21.28     65.69    112.68    242.51
    optional BPP and PCR riders                     106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           101.38    136.00    173.20    243.56     21.38     66.00    113.20    243.56
    optional BPP and PCR riders                     107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
    optional BPP and PCR riders                     107.22    153.55    202.46    301.91     27.22     83.55    142.46    301.91

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
    optional BPP and PCR riders                     108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
    optional BPP and PCR riders                     108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66
    optional BPP and PCR riders                     109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
    optional BPP and PCR riders                     108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           103.02    140.94    181.49    260.27     23.02     70.94    121.49    260.27
    optional BPP and PCR riders                     108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           100.25    132.59    167.48    231.92     20.25     62.59    107.48    231.92
    optional BPP and PCR riders                     105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           100.66    133.83    169.56    236.17     20.66     63.83    109.56    236.17
    optional BPP and PCR riders                     106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year withdrawal charge schedule with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $101.79   $137.24   $175.28   $247.76   $ 21.79   $ 67.24   $115.28   $247.76
    optional BPP and PCR riders                     107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
    optional BPP and PCR riders                     109.79    161.18    215.08    326.47     29.79     91.18    155.08    326.47

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           101.38    136.00    173.20    243.56     21.38     66.00    113.20    243.56
    optional BPP and PCR riders                     107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders            98.72    127.92    159.62    215.84     18.72     57.92     99.62    215.84
    optional BPP and PCR riders                     104.35    144.95    188.18    273.66     24.35     74.95    128.18    273.66

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           103.12    141.25    182.00    261.31     23.12     71.25    122.00    261.31
    optional BPP and PCR riders                     108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
    optional BPP and PCR riders                     106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           100.36    132.90    168.00    232.98     20.36     62.90    108.00    232.98
    optional BPP and PCR riders                     105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
    optional BPP and PCR riders                     108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
    optional BPP and PCR riders                     112.96    170.59    230.53    356.09     32.96    100.59    170.53    356.09

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders            98.61    127.61    159.10    214.76     18.61     57.61     99.10    214.76
    optional BPP and PCR riders                     104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
    optional BPP and PCR riders                     108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           103.23    141.56    182.52    262.34     23.23     71.56    122.52    262.34
    optional BPP and PCR riders                     108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           100.66    133.83    169.56    236.17     20.66     63.83    109.56    236.17
    optional BPP and PCR riders                     106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91

   AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $107.84   $145.38   $165.50   $307.86   $ 27.84   $ 85.38   $145.50   $307.86
    optional GMIB - 6% rising floor rider           112.45    159.07    188.05    351.38     32.45     99.07    168.05    351.38

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
    optional GMIB - 6% rising floor rider           111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           108.56    147.52    169.04    314.76     28.56     87.52    149.04    314.76
    optional GMIB - 6% rising floor rider           113.17    161.19    191.52    357.97     33.17    101.19    171.52    357.97

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           108.15    146.30    167.02    310.82     28.15     86.30    147.02    310.82
    optional GMIB - 6% rising floor rider           112.76    159.98    189.54    354.21     32.76     99.98    169.54    354.21

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           107.94    145.69    166.01    308.85     27.94     85.69    146.01    308.85
    optional GMIB - 6% rising floor rider           112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
    optional GMIB - 6% rising floor rider           112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           114.81    166.02    199.41    372.88     34.81    106.02    179.41    372.88
    optional GMIB - 6% rising floor rider           119.42    179.52    221.32    413.52     39.42    119.52    201.32    413.52

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders           104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
    optional GMIB - 6% rising floor rider           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10
    optional GMIB - 6% rising floor rider           119.11    178.62    219.87    410.87     39.11    118.62    199.87    410.87

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24
    optional GMIB - 6% rising floor rider           118.91    178.03    218.91    409.09     38.91    118.03    198.91    409.09

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09
    optional GMIB - 6% rising floor rider           115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66
    optional GMIB - 6% rising floor rider           113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
    optional GMIB - 6% rising floor rider           117.47    173.84    212.12    396.58     37.47    113.84    192.12    396.58

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91
    optional GMIB - 6% rising floor rider           117.88    175.03    214.07    400.18     37.88    115.03    194.07    400.18

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor rider           114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $109.27   $149.65   $172.56   $321.61   $ 29.27   $ 89.65   $152.56   $321.61
    optional GMIB - 6% rising floor rider           113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
    optional GMIB - 6% rising floor rider           113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
    optional GMIB - 6% rising floor rider           113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
    optional GMIB - 6% rising floor rider           116.35    170.54    206.76    386.63     36.35    110.54    186.76    386.63

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
    optional GMIB - 6% rising floor rider           112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
    optional GMIB - 6% rising floor rider           114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           110.09    152.09    176.58    329.38     30.09     92.09    156.58    329.38
    optional GMIB - 6% rising floor rider           114.71    165.72    198.92    371.95     34.71    105.72    178.92    371.95

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
    optional GMIB - 6% rising floor rider           114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional GMIB - 6% rising floor rider           116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78
    optional GMIB - 6% rising floor rider           116.24    170.23    206.27    385.72     36.24    110.23    186.27    385.72

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           113.07    160.89    191.03    357.03     33.07    100.89    171.03    357.03
    optional GMIB - 6% rising floor rider           117.68    174.44    213.10    398.38     37.68    114.44    193.10    398.38

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92
    optional GMIB - 6% rising floor rider           115.94    169.33    204.81    382.98     35.94    109.33    184.81    382.98

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
    optional GMIB - 6% rising floor rider           116.35    170.54    206.76    386.63     36.35    110.54    186.76    386.63

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           108.97    148.74    171.05    318.68     28.97     88.74    151.05    318.68
    optional GMIB - 6% rising floor rider           113.58    162.40    193.50    361.72     33.58    102.40    173.50    361.72

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor rider           113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.85% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $110.50   $153.31   $178.58   $333.24   $ 30.50   $ 93.31   $158.58   $333.24
    optional GMIB - 6% rising floor rider           115.12    166.93    200.89    375.64     35.12    106.93    180.89    375.64

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15
    optional GMIB - 6% rising floor rider           117.47    173.84    212.12    396.58     37.47    113.84    192.12    396.58

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           110.09    152.09    176.58    329.38     30.09     92.09    156.58    329.38
    optional GMIB - 6% rising floor rider           114.71    165.72    198.92    371.95     34.71    105.72    178.92    371.95

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89
    optional GMIB - 6% rising floor rider           112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69
    optional GMIB - 6% rising floor rider           116.45    170.84    207.25    387.54     36.45    110.84    187.25    387.54

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
    optional GMIB - 6% rising floor rider           114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66
    optional GMIB - 6% rising floor rider           113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional GMIB - 6% rising floor rider           116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
    optional GMIB - 6% rising floor rider           116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90
    optional GMIB - 6% rising floor rider           120.65    183.10    227.09    424.05     40.65    123.10    207.09    424.05

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
    optional GMIB - 6% rising floor rider           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional GMIB - 6% rising floor rider           116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
    optional GMIB - 6% rising floor rider           116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor rider           113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $105.79   $139.26   $155.34   $287.88   $ 25.79   $ 79.26   $135.34   $287.88
    optional GMIB - 6% rising floor and BPP riders  114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           104.66    135.88    149.72    276.72     24.66     75.88    129.72    276.72
    optional GMIB - 6% rising floor and BPP riders  113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
    optional GMIB - 6% rising floor and BPP riders  115.22    167.23    201.38    376.56     35.22    107.23    181.38    376.56

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           106.10    140.18    156.87    290.90     26.10     80.18    136.87    290.90
    optional GMIB - 6% rising floor and BPP riders  114.81    166.02    199.41    372.88     34.81    106.02    179.41    372.88

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           105.89    139.56    155.85    288.89     25.89     79.56    135.85    288.89
    optional GMIB - 6% rising floor and BPP riders  114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
    optional GMIB - 6% rising floor and BPP riders  114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           112.76    159.98    189.54    354.21     32.76     99.98    169.54    354.21
    optional GMIB - 6% rising floor and BPP riders  121.47    185.48    230.92    431.00     41.47    125.48    210.92    431.00

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders           102.71    130.02    139.94    257.16     22.71     70.02    119.94    257.16
    optional GMIB - 6% rising floor and BPP riders  111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           112.45    159.07    188.05    351.38     32.45     99.07    168.05    351.38
    optional GMIB - 6% rising floor and BPP riders  121.16    184.59    229.49    428.40     41.16    124.59    209.49    428.40

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49
    optional GMIB - 6% rising floor and BPP riders  120.96    183.99    228.53    426.66     40.96    123.99    208.53    426.66

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor and BPP riders  117.58    174.14    212.61    397.48     37.58    114.14    192.61    397.48

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
    optional GMIB - 6% rising floor and BPP riders  115.73    168.73    203.83    381.15     35.73    108.73    183.83    381.15

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
    optional GMIB - 6% rising floor and BPP riders  119.52    179.82    221.80    414.40     39.52    119.82    201.80    414.40

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
    optional GMIB - 6% rising floor and BPP riders  119.93    181.01    223.73    417.92     39.93    121.01    203.73    417.92

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86
    optional GMIB - 6% rising floor and BPP riders  116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $107.22   $143.55   $162.46   $301.91   $ 27.22   $ 83.55   $142.46   $301.91
    optional GMIB - 6% rising floor and BPP riders  115.94    169.33    204.81    382.98     35.94    109.33    184.81    382.98

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           107.12    143.24    161.96    300.91     27.12     83.24    141.96    300.91
    optional GMIB - 6% rising floor and BPP riders  115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
    optional GMIB - 6% rising floor and BPP riders  115.94    169.33    204.81    382.98     35.94    109.33    184.81    382.98

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
    optional GMIB - 6% rising floor and BPP riders  118.40    176.53    216.49    404.65     38.40    116.53    196.49    404.65

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
    optional GMIB - 6% rising floor and BPP riders  114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           107.94    145.69    166.01    308.85     27.94     85.69    146.01    308.85
    optional GMIB - 6% rising floor and BPP riders  116.65    171.44    208.23    389.36     36.65    111.44    188.23    389.36

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           108.04    145.99    166.51    309.83     28.04     85.99    146.51    309.83
    optional GMIB - 6% rising floor and BPP riders  116.76    171.74    208.72    390.26     36.76    111.74    188.72    390.26

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
    optional GMIB - 6% rising floor and BPP riders  116.96    172.34    209.69    392.07     36.96    112.34     89.69    392.07

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor and BPP riders  118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           109.58    150.57    174.07    324.53     29.58     90.57    154.07    324.53
    optional GMIB - 6% rising floor and BPP riders  118.29    176.23    216.01    403.75     38.29    116.23    196.01    403.75

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           111.02    154.83    181.08    338.05     31.02     94.83    161.08    338.05
    optional GMIB - 6% rising floor and BPP riders  119.73    180.42    222.77    416.16     39.73    120.42    202.77    416.16

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
    optional GMIB - 6% rising floor and BPP riders  117.99    175.33    214.55    401.07     37.99    115.33    194.55    401.07

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
    optional GMIB - 6% rising floor and BPP riders  118.40    176.53    216.49    404.65     38.40    116.53    196.49    404.65

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           106.92    142.63    160.94    298.92     26.92     82.63    140.94    298.92
    optional GMIB - 6% rising floor and BPP riders  115.63    168.43    203.34    380.24     35.63    108.43    183.34    380.24

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
    optional GMIB - 6% rising floor and BPP riders  116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.65% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $108.45   $147.21   $168.53   $313.77   $ 28.45   $ 87.21   $148.53   $313.77
    optional GMIB - 6% rising floor and BPP riders  117.17    172.94    210.66    393.88     37.17    112.94    190.66    393.88

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13
    optional GMIB - 6% rising floor and BPP riders  119.52    179.82    221.80    414.40     39.52    119.82    201.80    414.40

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           108.04    145.99    166.51    309.83     28.04     85.99    146.51    309.83
    optional GMIB - 6% rising floor and BPP riders  116.76    171.74    208.72    390.26     36.76    111.74    188.72    390.26

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           105.38    138.03    153.30    283.84     25.38     78.03    133.30    283.84
    optional GMIB - 6% rising floor and BPP riders  114.09    163.91    195.97    366.39     34.09    103.91    175.97    366.39

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
    optional GMIB - 6% rising floor and BPP riders  118.50    176.83    216.97    405.54     38.50    116.83    196.97    405.54

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
    optional GMIB - 6% rising floor and BPP riders  116.45    170.84    207.25    387.54     36.45    110.84    187.25    387.54

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
    optional GMIB - 6% rising floor and BPP riders  115.73    168.73    203.83    381.15     35.73    108.73    183.83    381.15

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor and BPP riders  118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor and BPP riders  118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45
    optional GMIB - 6% rising floor and BPP riders  122.70    189.04    236.65    441.32     42.70    129.04    216.65    441.32

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           105.28    137.72    152.79    282.82     25.28     77.72    132.79    282.82
    optional GMIB - 6% rising floor and BPP riders  113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor and BPP riders  118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor and BPP riders  118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
    optional GMIB - 6% rising floor and BPP riders  116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $104.76   $136.18   $150.23   $277.74   $ 24.76   $ 76.18   $130.23   $277.74
    optional BPP and PCR riders                     110.40    153.00    178.08    332.28     30.40     93.00    158.08    332.28

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           103.64    132.80    144.58    266.47     23.64     72.80    124.58    266.47
    optional BPP and PCR riders                     109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           105.48    138.33    153.81    284.85     25.48     78.33    133.81    284.85
    optional BPP and PCR riders                     111.12    155.13    181.58    339.01     31.12     95.13    161.58    339.01

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           105.07    137.11    151.77    280.79     25.07     77.11    131.77    280.79
    optional BPP and PCR riders                     110.71    153.92    179.58    335.17     30.71     93.92    159.58    335.17

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           104.87    136.49    150.74    278.76     24.87     76.49    130.74    278.76
    optional BPP and PCR riders                     110.50    153.31    178.58    333.24     30.50     93.31    158.58    333.24

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           104.66    135.88    149.72    276.72     24.66     75.88    129.72    276.72
    optional BPP and PCR riders                     110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
    optional BPP and PCR riders                     117.37    173.54    211.64    395.68     37.37    113.54    191.64    395.68

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders           101.69    126.93    134.76    246.71     21.69     66.93    114.76    246.71
    optional BPP and PCR riders                     107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional BPP and PCR riders                     117.06    172.64    210.18    392.98     37.06    112.64    190.18    392.98

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96
    optional BPP and PCR riders                     116.86    172.04    209.20    391.17     36.86    112.04    189.20    391.17

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86
    optional BPP and PCR riders                     113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
    optional BPP and PCR riders                     111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
    optional BPP and PCR riders                     115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           110.20    152.40    177.08    330.35     30.20     92.40    157.08    330.35
    optional BPP and PCR riders                     115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
    optional BPP and PCR riders                     112.45    159.07    188.05    351.38     32.45     99.07    168.05    351.38

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $106.20   $140.48   $157.38   $291.91   $ 26.20   $ 80.48   $137.38   $291.91
    optional BPP and PCR riders                     111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           106.10    140.18    156.87    290.90     26.10     80.18    136.87    290.90
    optional BPP and PCR riders                     111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
    optional BPP and PCR riders                     111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
    optional BPP and PCR riders                     114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
    optional BPP and PCR riders                     110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           106.92    142.63    160.94    298.92     26.92     82.63    140.94    298.92
    optional BPP and PCR riders                     112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
    optional BPP and PCR riders                     112.66    159.68    189.05    353.27     32.66     99.68    169.05    353.27

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
    optional BPP and PCR riders                     112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
    optional BPP and PCR riders                     113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           108.56    147.52    169.04    314.76     28.56     87.52    149.04    314.76
    optional BPP and PCR riders                     114.19    164.21    196.46    367.32     34.19    104.21    176.46    367.32

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41
    optional BPP and PCR riders                     115.63    168.43    203.34    380.24     35.63    108.43    183.34    380.24

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
    optional BPP and PCR riders                     113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
    optional BPP and PCR riders                     114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           105.89    139.56    155.85    288.89     25.89     79.56    135.85    288.89
    optional BPP and PCR riders                     111.53    156.34    183.58    342.83     31.53     96.34    163.58    342.83

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualifed annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.55% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $107.43   $144.16   $163.48   $303.89   $ 27.43   $ 84.16   $143.48   $303.89
    optional BPP and PCR riders                     113.07    160.89    191.03    357.03     33.07    100.89    171.03    357.03

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47
    optional BPP and PCR riders                     115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
    optional BPP and PCR riders                     112.66    159.68    189.05    353.27     32.66     99.68    169.05    353.27

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           104.35    134.95    148.18    273.66     24.35     74.95    128.18    273.66
    optional BPP and PCR riders                     109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
    optional BPP and PCR riders                     114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
    optional BPP and PCR riders                     112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
    optional BPP and PCR riders                     111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
    optional BPP and PCR riders                     113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional BPP and PCR riders                     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09
    optional BPP and PCR riders                     118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           104.25    134.64    147.66    272.63     24.25     74.64    127.66    272.63
    optional BPP and PCR riders                     109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
    optional BPP and PCR riders                     113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional BPP and PCR riders                     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $105.28   $137.72   $152.79   $282.82   $ 25.28   $ 77.72   $132.79   $282.82
    optional GMIB - 6% rising floor rider           109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
    optional GMIB - 6% rising floor rider           108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
    optional GMIB - 6% rising floor rider           110.61    153.61    179.08    334.20     30.61     93.61    159.08    334.20

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           105.58    138.64    154.32    285.86     25.58     78.64    134.32    285.86
    optional GMIB - 6% rising floor rider           110.20    152.40    177.08    330.35     30.20     92.40    157.08    330.35

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           105.38    138.03    153.30    283.84     25.38     78.03    133.30    283.84
    optional GMIB - 6% rising floor rider           109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
    optional GMIB - 6% rising floor rider           109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49
    optional GMIB - 6% rising floor rider           116.86    172.04    209.20    391.17     36.86    112.04    189.20    391.17

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders           102.20    128.47    137.35    251.95     22.20     68.47    117.35    251.95
    optional GMIB - 6% rising floor rider           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64
    optional GMIB - 6% rising floor rider           116.55    171.14    207.74    388.45     36.55    111.14    187.74    388.45

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74
    optional GMIB - 6% rising floor rider           116.35    170.54    206.76    386.63     36.35    110.54    186.76    386.63

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           108.35    146.91    168.03    312.79     28.35     86.91    148.03    312.79
    optional GMIB - 6% rising floor rider           112.96    160.59    190.53    356.09     32.96    100.59    170.53    356.09

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
    optional GMIB - 6% rising floor rider           111.12    155.13    181.58    339.01     31.12     95.13    161.58    339.01

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
    optional GMIB - 6% rising floor rider           114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           110.71    153.92    179.58    335.17     30.71     93.92    159.58    335.17
    optional GMIB - 6% rising floor rider           115.32    167.53    201.87    377.48     35.32    107.53    181.87    377.48

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
    optional GMIB - 6% rising floor rider           111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $106.71   $142.02   $159.92   $296.92   $ 26.71   $ 82.02   $139.92   $296.92
    optional GMIB - 6% rising floor rider           111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           106.61    141.71    159.42    295.92     26.61     81.71    139.42    295.92
    optional GMIB - 6% rising floor rider           111.22    155.43    182.08    339.96     31.22     95.43    162.08    339.96

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
    optional GMIB - 6% rising floor rider           111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
    optional GMIB - 6% rising floor rider           113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
    optional GMIB - 6% rising floor rider           110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89
    optional GMIB - 6% rising floor rider           112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           107.53    144.46    163.98    304.89     27.53     84.46    143.98    304.89
    optional GMIB - 6% rising floor rider           112.14    158.16    186.56    348.54     32.14     98.16    166.56    348.54

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87
    optional GMIB - 6% rising floor rider           112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor rider           113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66
    optional GMIB - 6% rising floor rider           113.68    162.70    193.99    362.66     33.68    102.70    173.99    362.66

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           110.50    153.31    178.58    333.24     30.50     93.31    158.58    333.24
    optional GMIB - 6% rising floor rider           115.12    166.93    200.89    375.64     35.12    106.93    180.89    375.64

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           108.76    148.13    170.05    316.72     28.76     88.13    150.05    316.72
    optional GMIB - 6% rising floor rider           113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
    optional GMIB - 6% rising floor rider           113.78    163.00    194.49    363.59     33.78    103.00    174.49    363.59

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           106.40    141.10    158.40    293.92     26.40     81.10    138.40    293.92
    optional GMIB - 6% rising floor rider           111.02    154.83    181.08    338.05     31.02     94.83    161.08    338.05

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor rider           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional EDB (1.60% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $107.94   $145.69   $166.01   $308.85   $ 27.94   $ 85.69   $146.01   $308.85
    optional GMIB - 6% rising floor rider           112.55    159.38    188.55    352.32     32.55     99.38    168.55    352.32

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31
    optional GMIB - 6% rising floor rider           114.91    166.32    199.91    373.80     34.91    106.32    179.91    373.80

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           107.53    144.46    163.98    304.89     27.53     84.46    143.98    304.89
    optional GMIB - 6% rising floor rider           112.14    158.16    186.56    348.54     32.14     98.16    166.56    348.54

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           104.87    136.49    150.74    278.76     24.87     76.49    130.74    278.76
    optional GMIB - 6% rising floor rider           109.48    150.26    173.57    323.56     29.48     90.26    153.57    323.56

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61
    optional GMIB - 6% rising floor rider           113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
    optional GMIB - 6% rising floor rider           111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           106.51    141.40    158.91    294.92     26.51     81.40    138.91    294.92
    optional GMIB - 6% rising floor rider           111.12    155.13    181.58    339.01     31.12     95.13    161.58    339.01

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor rider           113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor rider           113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79
    optional GMIB - 6% rising floor rider           118.09    175.63    215.04    401.97     38.09    115.63    195.04    401.97

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
    optional GMIB - 6% rising floor rider           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional GMIB - 6% rising floor rider           113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58
    optional GMIB - 6% rising floor rider           113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor rider           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $103.23   $131.56   $142.52   $262.34   $ 23.23   $ 71.56   $122.52   $262.34
    optional GMIB - 6% rising floor and BPP riders  111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           102.10    128.16    136.84    250.90     22.10     68.16    116.84    250.90
    optional GMIB - 6% rising floor and BPP riders  110.81    154.22    180.08    336.13     30.81     94.22    160.08    336.13

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           103.94    133.72    146.12    269.56     23.94     73.72    126.12    269.56
    optional GMIB - 6% rising floor and BPP riders  112.66    159.68    189.05    353.27     32.66     99.68    169.05    353.27

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           103.53    132.49    144.07    265.44     23.53     72.49    124.07    265.44
    optional GMIB - 6% rising floor and BPP riders  112.25    158.47    187.06    349.49     32.25     98.47    167.06    349.49

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           103.33    131.87    143.04    263.38     23.33     71.87    123.04    263.38
    optional GMIB - 6% rising floor and BPP riders  112.04    157.86    186.07    347.59     32.04     97.86    166.07    347.59

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           103.12    131.25    142.00    261.31     23.12     71.25    122.00    261.31
    optional GMIB - 6% rising floor and BPP riders  111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           110.20    152.40    177.08    330.35     30.20     92.40    157.08    330.35
    optional GMIB - 6% rising floor and BPP riders  118.91    178.03    218.91    409.09     38.91    118.03    198.91    409.09

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders           100.15    122.28    126.95    230.85     20.15     62.28    106.95    230.85
    optional GMIB - 6% rising floor and BPP riders  108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44
    optional GMIB - 6% rising floor and BPP riders  118.60    177.13    217.46    406.43     38.60    117.13    197.46    406.43

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           109.68    150.87    174.57    325.50     29.68     90.87    154.57    325.50
    optional GMIB - 6% rising floor and BPP riders  118.40    176.53    216.49    404.65     38.40    116.53    196.49    404.65

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional GMIB - 6% rising floor and BPP riders  115.01    166.62    200.40    374.72     35.01    106.62    180.40    374.72

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           104.46    135.26    148.69    274.68     24.46     75.26    128.69    274.68
    optional GMIB - 6% rising floor and BPP riders  113.17    161.19    191.52    357.97     33.17    101.19    171.52    357.97

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
    optional GMIB - 6% rising floor and BPP riders  116.96    172.34    209.69    392.07     36.96    112.34    189.69    392.07

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
    optional GMIB - 6% rising floor and BPP riders  117.37    173.54    211.64    395.68     37.37    113.54    191.64    395.68

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           105.28    137.72    152.79    282.82     25.28     77.72    132.79    282.82
    optional GMIB - 6% rising floor and BPP riders  113.99    163.61    195.47    365.45     33.99    103.61    175.47    365.45

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $104.66   $135.88   $149.72   $276.72   $ 24.66   $ 75.88   $129.72   $276.72
    optional GMIB - 6% rising floor and BPP riders  113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           104.56    135.57    149.20    275.70     24.56     75.57    129.20    275.70
    optional GMIB - 6% rising floor and BPP riders  113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           104.66    135.88    149.72    276.72     24.66     75.88    129.72    276.72
    optional GMIB - 6% rising floor and BPP riders  113.37    161.80    192.51    359.85     33.37    101.80    172.51    359.85

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           107.12    143.24    161.96    300.91     27.12     83.24    141.96    300.91
    optional GMIB - 6% rising floor and BPP riders  115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           103.64    132.80    144.58    266.47     23.64     72.80    124.58    266.47
    optional GMIB - 6% rising floor and BPP riders  112.35    158.77    187.56    350.43     32.35     98.77    167.56    350.43

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           105.38    138.03    153.30    283.84     25.38     78.03    133.30    283.84
    optional GMIB - 6% rising floor and BPP riders  114.09    163.91    195.97    366.39     34.09    103.91    175.97    366.39

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           105.48    138.33    153.81    284.85     25.48     78.33    133.81    284.85
    optional GMIB - 6% rising floor and BPP riders  114.19    164.21    196.46    367.32     34.19    104.21    176.46    367.32

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
    optional GMIB - 6% rising floor and BPP riders  114.40    164.82    197.45    369.17     34.40    104.82    177.45    369.17

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor and BPP riders  115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           107.02    142.93    161.45    299.91     27.02     82.93    141.45    299.91
    optional GMIB - 6% rising floor and BPP riders  115.73    168.73    203.83    381.15     35.73    108.73    183.83    381.15

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           108.45    147.21    168.53    313.77     28.45     87.21    148.53    313.77
    optional GMIB - 6% rising floor and BPP riders  117.17    172.94    210.66    393.88     37.17    112.94    190.66    393.88

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92
    optional GMIB - 6% rising floor and BPP riders  115.42    167.83    202.36    378.40     35.42    107.83    182.36    378.40

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           107.12    143.24    161.96    300.91     27.12     83.24    141.96    300.91
    optional GMIB - 6% rising floor and BPP riders  115.83    169.03    204.32    382.07     35.83    109.03    184.32    382.07

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           104.35    134.95    148.18    273.66     24.35     74.95    128.18    273.66
    optional GMIB - 6% rising floor and BPP riders  113.07    160.89    191.03    357.03     33.07    100.89    171.03    357.03

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
    optional GMIB - 6% rising floor and BPP riders  113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the optional MAV death benefit (1.40% total variable account expense) assuming a 5% annual return ... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $105.89   $139.56   $155.85   $288.89   $ 25.89   $ 79.56   $135.85   $288.89
    optional GMIB - 6% rising floor and BPP riders  114.60    165.42    198.43    371.03     34.60    105.42    178.43    371.03

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81
    optional GMIB - 6% rising floor and BPP riders  116.96    172.34    209.69    392.07     36.96    112.34    189.69    392.07

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           105.48    138.33    153.81    284.85     25.48     78.33    133.81    284.85
    optional GMIB - 6% rising floor and BPP riders  114.19    164.21    196.46    367.32     34.19    104.21    176.46    367.32

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           102.82    130.33    140.46    258.20     22.82     70.33    120.46    258.20
    optional GMIB - 6% rising floor and BPP riders  111.53    156.34    183.58    342.83     31.53     96.34    163.58    342.83

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
    optional GMIB - 6% rising floor and BPP riders  115.94    169.33    204.81    382.98     35.94    109.33    184.81    382.98

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           105.17    137.41    152.28    281.81     25.17     77.41    132.28    281.81
    optional GMIB - 6% rising floor and BPP riders  113.89    163.31    194.98    364.52     33.89    103.31    174.98    364.52

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           104.46    135.26    148.69    274.68     24.46     75.26    128.69    274.68
    optional GMIB - 6% rising floor and BPP riders  113.17    161.19    191.52    357.97     33.17    101.19    171.52    357.97

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor and BPP riders  115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
    optional GMIB - 6% rising floor and BPP riders  116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88
    optional GMIB - 6% rising floor and BPP riders  120.14    181.61    224.69    419.68     40.14    121.61    204.69    419.68

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           102.71    130.02    139.94    257.16     22.71     70.02    119.94    257.16
    optional GMIB - 6% rising floor and BPP riders  111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           106.81    142.32    160.43    297.92     26.81     82.32    140.43    297.92
    optional GMIB - 6% rising floor and BPP riders  115.53    168.13    202.85    379.32     35.53    108.13    182.85    379.32

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90
    optional GMIB - 6% rising floor and BPP riders  116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74
    optional GMIB - 6% rising floor and BPP riders  113.48    162.10    193.01    360.79     33.48    102.10    173.01    360.79

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return...


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R)  Variable Portfolio - Bond Fund
    base contract with no optional riders          $102.20   $128.47   $137.35   $251.95   $ 22.20   $ 68.47   $117.35   $251.95
    optional BPP and PCR riders                     107.84    145.38    165.50    307.86     27.84     85.38    145.50    307.86

AXP(R)  Variable Portfolio - Cash Management Fund
    base contract with no optional riders           101.07    125.07    131.64    240.40     21.07     65.07    111.64    240.40
    optional BPP and PCR riders                     106.71    142.02    159.92    296.92     26.71     82.02    139.92    296.92

AXP(R) Variable Portfolio - Diversified Equity Income Fund
    base contract with no optional riders           102.92    130.64    140.97    259.24     22.92     70.64    120.97    259.24
    optional BPP and PCR riders                     108.56    147.52    169.04    314.76     28.56     87.52    149.04    314.76

AXP(R)  Variable Portfolio - Federal Income Fund
    base contract with no optional riders           102.51    129.40    138.91    255.08     22.51     69.40    118.91    255.08
    optional BPP and PCR riders                     108.15    146.30    167.02    310.82     28.15     86.30    147.02    310.82

AXP(R)  Variable Portfolio - Growth Fund
    base contract with no optional riders           102.30    128.78    137.87    252.99     22.30     68.78    117.87    252.99
    optional BPP and PCR riders                     107.94    145.69    166.01    308.85     27.94     85.69    146.01    308.85

AXP(R) Variable Portfolio - NEW DIMENSIONS Fund(R)
    base contract with no optional riders           102.10    128.16    136.84    250.90     22.10     68.16    116.84    250.90
    optional BPP and PCR riders                     107.74    145.08    165.00    306.87     27.74     85.08    145.00    306.87

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
    base contract with no optional riders           109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63
    optional BPP and PCR riders                     114.81    166.02    199.41    372.88     34.81    106.02    179.41    372.88

AXP(R)  Variable Portfolio - S&P 500 Index Fund
    base contract with no optional riders            99.13    119.17    121.72    220.15     19.13     59.17    101.72    220.15
    optional BPP and PCR riders                     104.76    136.18    150.23    277.74     24.76     76.18    130.23    277.74

AIM V.I. Basic Value Fund, Series II Shares
    base contract with no optional riders           108.86    148.44    170.55    317.70     28.86     88.44    150.55    317.70
    optional BPP and PCR riders                     114.50    165.12    197.94    370.10     34.50    105.12    177.94    370.10

AIM V.I. Capital Development Fund, Series II Shares
    base contract with no optional riders           108.66    147.82    169.54    315.74     28.66     87.82    149.54    315.74
    optional BPP and PCR riders                     114.30    164.51    196.95    368.24     34.30    104.51    176.95    368.24

AIM V.I. Premier Equity Fund, Series II Shares
    base contract with no optional riders           105.28    137.72    152.79    282.82     25.28     77.72    132.79    282.82
    optional BPP and PCR riders                     110.91    154.52    180.58    337.09     30.91     94.52    160.58    337.09

Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders           103.43    132.18    143.55    264.41     23.43     72.18    123.55    264.41
    optional BPP and PCR riders                     109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66

Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders           107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
    optional BPP and PCR riders                     112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15

Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders           107.63    144.77    164.49    305.88     27.63     84.77    144.49    305.88
    optional BPP and PCR riders                     113.27    161.49    192.02    358.91     33.27    101.49    172.02    358.91

Alliance VP Total Return Portfolio (Class B)
    base contract with no optional riders           104.25    134.64    147.66    272.63     24.25     74.64    127.66    272.63
    optional BPP and PCR riders                     109.89    151.48    175.58    327.44     29.89     91.48    155.58    327.44

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP ContraFund(R) Portfolio Service Class 2
    base contract with no optional riders          $103.64   $132.80   $144.58   $266.47   $ 23.64   $ 72.80   $124.58   $266.47
    optional BPP and PCR riders                     109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61

Fidelity(R) VIP Growth Portfolio Service Class 2
    base contract with no optional riders           103.53    132.49    144.07    265.44     23.53     72.49    124.07    265.44
    optional BPP and PCR riders                     109.17    149.35    172.06    320.63     29.17     89.35    152.06    320.63

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
    base contract with no optional riders           103.64    132.80    144.58    266.47     23.64     72.80    124.58    266.47
    optional BPP and PCR riders                     109.27    149.65    172.56    321.61     29.27     89.65    152.56    321.61

Fidelity(R) VIP Overseas Portfolio Service Class 2
    base contract with no optional riders           106.10    140.18    156.87    290.90     26.10     80.18    136.87    290.90
    optional BPP and PCR riders                     111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74

FTVIPT Franklin Real Estate Fund - Class 2
    base contract with no optional riders           102.61    129.71    139.42    256.12     22.61     69.71    119.42    256.12
    optional BPP and PCR riders                     108.25    146.60    167.52    311.81     28.25     86.60    147.52    311.81

FTVIPT Franklin Small Cap Fund - Class 2
    base contract with no optional riders           104.35    134.95    148.18    273.66     24.35     74.95    128.18    273.66
    optional BPP and PCR riders                     109.99    151.79    176.08    328.41     29.99     91.79    156.08    328.41

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
    base contract with no optional riders           104.46    135.26    148.69    274.68     24.46     75.26    128.69    274.68
    optional BPP and PCR riders                     110.09    152.09    176.58    329.38     30.09     92.09    156.58    329.38

FTVIPT Mutual Shares Securities Fund - Class 2
    base contract with no optional riders           104.66    135.88    149.72    276.72     24.66     75.88    129.72    276.72
    optional BPP and PCR riders                     110.30    152.70    177.58    331.31     30.30     92.70    157.58    331.31

FTVIPT Templeton Foreign Securities Fund - Class 2
    base contract with no optional riders           105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

MFS(R) Investors Growth Stock Series - Service Class
    base contract with no optional riders           105.99    139.87    156.36    289.90     25.99     79.87    136.36    289.90
    optional BPP and PCR riders                     111.63    156.65    184.08    343.78     31.63     96.65    164.08    343.78

MFS(R)  New Discovery Series - Service Class
    base contract with no optional riders           107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89
    optional BPP and PCR riders                     113.07    160.89    191.03    357.03     33.07    100.89    171.03    357.03

MFS(R)  Total Return Series - Service Class
    base contract with no optional riders           105.69    138.95    154.83    286.87     25.69     78.95    134.83    286.87
    optional BPP and PCR riders                     111.32    155.74    182.58    340.92     31.32     95.74    162.58    340.92

MFS(R)  Utilities Series - Service Class
    base contract with no optional riders           106.10    140.18    156.87    290.90     26.10     80.18    136.87    290.90
    optional BPP and PCR riders                     111.73    156.95    184.57    344.74     31.73     96.95    164.57    344.74

Oppenheimer Capital Appreciation Fund/VA, Service Shares
    base contract with no optional riders           103.33    131.87    143.04    263.38     23.33     71.87    123.04    263.38
    optional BPP and PCR riders                     108.97    148.74    171.05    318.68     28.97     88.74    151.05    318.68

Oppenheimer Global Securities Fund/VA, Service Shares
    base contract with no optional riders           103.74    133.10    145.10    267.50     23.74     73.10    125.10    267.50
    optional BPP and PCR riders                     109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with a five-year withdrawal charge schedule with selection of the ROP death benefit (1.30% total variable account expense) assuming a 5% annual return
.... (continued)


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
    base contract with no optional riders          $104.87   $136.49   $150.74   $278.76   $ 24.87   $ 76.49   $130.74   $278.76
    optional BPP and PCR riders                     110.50    153.31    178.58    333.24     30.50     93.31    158.58    333.24

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
    base contract with no optional riders           107.22    143.55    162.46    301.91     27.22     83.55    142.46    301.91
    optional BPP and PCR riders                     112.86    160.28    190.04    355.15     32.86    100.28    170.04    355.15

Oppenheimer Strategic Bond Fund/VA, Service Shares
    base contract with no optional riders           104.46    135.26    148.69    274.68     24.46     75.26    128.69    274.68
    optional BPP and PCR riders                     110.09    152.09    176.58    329.38     30.09     92.09    156.58    329.38

Putnam VT Growth and Income Fund - Class IB Shares
    base contract with no optional riders           101.79    127.24    135.28    247.76     21.79     67.24    115.28    247.76
    optional BPP and PCR riders                     107.43    144.16    163.48    303.89     27.43     84.16    143.48    303.89

Putnam VT International Growth Fund - Class IB Shares
    base contract with no optional riders           106.20    140.48    157.38    291.91     26.20     80.48    137.38    291.91
    optional BPP and PCR riders                     111.84    157.25    185.07    345.69     31.84     97.25    165.07    345.69

Putnam VT Research Fund - Class IB Shares
    base contract with no optional riders           104.15    134.34    147.15    271.61     24.15     74.34    127.15    271.61
    optional BPP and PCR riders                     109.79    151.18    175.08    326.47     29.79     91.18    155.08    326.47

Putnam VT Vista Fund - Class IB Shares
    base contract with no optional riders           103.43    132.18    143.55    264.41     23.43     72.18    123.55    264.41
    optional BPP and PCR riders                     109.07    149.05    171.56    319.66     29.07     89.05    151.56    319.66

STI Classic Variable Trust Capital Appreciation Fund
    base contract with no optional riders           105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

STI Classic Variable Trust Growth and Income Fund
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

STI Classic Variable Trust International Equity Fund
    base contract with no optional riders           110.40    153.00    178.08    332.28     30.40     93.00    158.08    332.28
    optional BPP and PCR riders                     116.04    169.63    205.30    383.90     36.04    109.63    185.30    383.90

STI Classic Variable Trust Investment Grade Bond Fund
    base contract with no optional riders           101.69    126.93    134.76    246.71     21.69     66.93    114.76    246.71
    optional BPP and PCR riders                     107.33    143.85    162.97    302.90     27.33     83.85    142.97    302.90

STI Classic Variable Trust Mid-Cap Equity Fund
    base contract with no optional riders           105.79    139.26    155.34    287.88     25.79     79.26    135.34    287.88
    optional BPP and PCR riders                     111.43    156.04    183.08    341.88     31.43     96.04    163.08    341.88

STI Classic Variable Trust Small Cap Value Equity Fund
    base contract with no optional riders           106.30    140.79    157.89    292.91     26.30     80.79    137.89    292.91
    optional BPP and PCR riders                     111.94    157.56    185.57    346.64     31.94     97.56    165.57    346.64

STI Classic Variable Trust Value Income Stock Fund
    base contract with no optional riders           103.74    133.10    145.10    267.50     23.74     73.10    125.10    267.50
    optional BPP and PCR riders                     109.38    149.96    173.07    322.58     29.38     89.96    153.07    322.58


* In these examples, the $40 contract administrative charge is approximated as a 0.066% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.05   $1.01    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.05    $1.01       --       --      --       --
Number of accumulation                                                        99      82       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT ESI(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.38   $1.33    $1.33    $1.33    $1.24   $1.17    $1.00
Accumulation unit value at end of period                                   $1.47   $1.38    $1.33    $1.33    $1.33   $1.24    $1.17
Number of accumulation                                                     8,923   9,498    8,127    5,689    2,544   1,377      414
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%    1.40%   1.50%    1.50%

SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.09   $1.03       --       --       --      --       --
Number of accumulation                                                     1,363     688       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT UCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06   $1.03       --       --       --      --       --
Number of accumulation                                                       554      53       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UCMG2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.00   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.01   $1.00       --       --       --      --       --
Number of accumulation                                                     2,828      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.05   $1.01    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.08   $1.05    $1.01       --       --      --       --
Number of accumulation                                                     2,250      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT UCMG4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.05   $1.03       --       --       --      --       --
Number of accumulation                                                     3,857     618       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT EMS(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.24   $1.18    $1.15    $1.11    $1.07   $1.03    $1.00
Accumulation unit value at end of period                                   $1.26   $1.24    $1.18    $1.15    $1.11   $1.07    $1.03
Number of accumulation                                                     8,409   4,421      941      749      231     241      132
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%    1.40%   1.50%    1.50%

SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.03   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.05   $1.03       --       --       --      --       --
Number of accumulation                                                    11,399  11,511       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.00   $1.02    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.01   $1.00    $1.02       --       --      --       --
Number of accumulation                                                       342     244       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.08   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.09   $1.08       --       --       --      --       --
Number of accumulation                                                       115       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%       --       --       --      --       --

SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.08   $1.07       --       --       --      --       --
Number of accumulation                                                       367      52       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $1.08   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.08   $1.08       --       --       --      --       --
Number of accumulation                                                        34       3       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT UFIF1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation                                                        30      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UFIF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.05   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.05       --       --       --      --       --
Number of accumulation                                                     2,495      25       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT UFIF3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation                                                       799      15       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UFIF4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation                                                     1,321      34       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation                                                       117      39       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%       --       --       --      --       --

SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.11   $1.06       --       --       --      --       --
Number of accumulation                                                       424      24       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $1.05   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.05       --       --       --      --       --
Number of accumulation                                                       592     331       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT EVG(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $0.74   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.50   $0.74       --       --       --      --       --
Number of accumulation                                                       228     200       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $0.77   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.52   $0.77       --       --       --      --       --
Number of accumulation                                                       546     554       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT UNDM1(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.76   $0.92       --       --       --      --       --
Number of accumulation                                                        20      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UNDM2(4),(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.76   $0.92       --       --       --      --       --
Number of accumulation                                                        81      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $1.03   $1.15    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.85   $1.03    $1.15       --       --      --       --
Number of accumulation                                                     3,478   1,937       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT UNDM4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $0.92       --       --       --      --       --
Number of accumulation                                                       193      32       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $1.54   $1.72    $1.32    $1.05    $1.00      --       --
Accumulation unit value at end of period                                   $1.27   $1.54    $1.72    $1.32    $1.05      --       --
Number of accumulation                                                     4,237   3,717    2,141    1,108       69      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%    1.40%      --       --

SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.90   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.74   $0.90       --       --       --      --       --
Number of accumulation                                                     2,896   2,468       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $0.86   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.86       --       --       --      --       --
Number of accumulation                                                       701     483       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT USPF1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 Index Fund)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.80   $0.92       --       --       --      --       --
Number of accumulation                                                       112       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT USPF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 Index Fund)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.80   $0.92       --       --       --      --       --
Number of accumulation                                                     1,567       2       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT USPF3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 Index Fund)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.80   $0.92       --       --       --      --       --
Number of accumulation                                                       817      34       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.80   $0.92       --       --       --      --       --
Number of accumulation                                                     1,756     110       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT UGIP1(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.97   $0.97       --       --       --      --       --
Number of accumulation                                                       640      31       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UGIP2(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.96   $0.97       --       --       --      --       --
Number of accumulation                                                     3,601      65       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT UGIP3(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.96   $0.97       --       --       --      --       --
Number of accumulation                                                     2,152     213       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UGIP4(4) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.97   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.96   $0.97       --       --       --      --       --
Number of accumulation                                                     4,722     292       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT UPRG1(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation                                                       741      47       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UPRG2(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation                                                     3,531     438       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT UPRG3(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation                                                     1,944     426       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UPRG4(4) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.80   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.65   $0.80       --       --       --      --       --
Number of accumulation                                                     5,808     700       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT EPP(9) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.96   $1.17    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.79   $0.96    $1.17       --       --      --       --
Number of accumulation                                                     2,574   3,368       56       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --

SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.86   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.86       --       --       --      --       --
Number of accumulation                                                     7,466   9,298       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC1(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation                                                       364      44       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UTEC2(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation                                                     1,387     216       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT UTEC3(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation                                                       793     277       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UTEC4(4) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.69   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.69       --       --       --      --       --
Number of accumulation                                                     2,237     456       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT ETC(9) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $1.08   $1.40    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.79   $1.08    $1.40       --       --      --       --
Number of accumulation                                                     1,958   2,278      105       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --

SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                             $0.70   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.70       --       --       --      --       --
Number of accumulation                                                     6,380   9,543       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT WMDC6(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                             $1.00      --       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06      --       --       --       --      --       --
Number of accumulation                                                       522      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%      --       --       --       --      --       --

SUBACCOUNT WMDC5(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                             $1.00      --       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06      --       --       --       --      --       --
Number of accumulation                                                        94      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%      --       --       --       --      --       --

SUBACCOUNT WMDC2(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                             $1.00      --       --       --       --      --       --
Accumulation unit value at end of period                                   $1.06      --       --       --       --      --       --
Number of accumulation                                                         8      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%      --       --       --       --      --       --

SUBACCOUNT WRES6(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.34   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.42   $1.34       --       --       --      --       --
Number of accumulation                                                       488     144       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT ERE(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.25   $0.97    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.33   $1.25    $0.97       --       --      --       --
Number of accumulation                                                       325     202        1       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRES1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.32   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.40   $1.32       --       --       --      --       --
Number of accumulation                                                       685     269       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT WRES2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.18   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.25   $1.18       --       --       --      --       --
Number of accumulation                                                        11       2       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT USMC1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $0.90   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $0.90       --       --       --      --       --
Number of accumulation                                                       312      52       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT USMC2(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $0.90   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $0.90       --       --       --      --       --
Number of accumulation                                                     2,165     202       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.21   $1.43    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.01   $1.21    $1.43       --       --      --       --
Number of accumulation                                                     2,844     855       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT USMC4(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $0.90   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $0.90       --       --       --      --       --
Number of accumulation                                                     4,683     349       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT WSMC5(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $0.61   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.51   $0.61       --       --       --      --       --
Number of accumulation                                                       723     260       --       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%       --       --       --      --       --

SUBACCOUNT WSMC2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $0.60   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.50   $0.60       --       --       --      --       --
Number of accumulation                                                       348     258       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.29   $1.04    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.45   $1.29    $1.04       --       --      --       --
Number of accumulation                                                         2      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT UMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.09   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.16   $1.09       --       --       --      --       --
Number of accumulation                                                        61      21       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.09   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.16   $1.09       --       --       --      --       --
Number of accumulation                                                     1,321       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.16   $1.03    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.22   $1.16    $1.03       --       --      --       --
Number of accumulation                                                       252      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT UMSS4(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.09   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.15   $1.09       --       --       --      --       --
Number of accumulation                                                     1,374      15       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT EMU(9) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.17   $1.05    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $1.23   $1.17    $1.05       --       --      --       --
Number of accumulation                                                       546     170       31       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --

SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.19   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.25   $1.19       --       --       --      --       --
Number of accumulation                                                       473      79       --       --       --      --       --
Ratio of operating expense to average net assets                           1.60%   1.60%       --       --       --      --       --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.11   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.17   $1.11       --       --       --      --       --
Number of accumulation                                                        41       3       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT UINT1(4),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.85   $1.02       --       --       --      --       --
Number of accumulation                                                       324      22       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UINT2(4),(5),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.85   $1.02       --       --       --      --       --
Number of accumulation                                                       887      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT UINT3(4),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.84   $1.02       --       --       --      --       --
Number of accumulation                                                       514      52       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UINT4(4),(11) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.02   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.84   $1.02       --       --       --      --       --
Number of accumulation                                                     1,576      53       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT UGRS1(4) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $0.95   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.71   $0.95       --       --       --      --       --
Number of accumulation                                                       326       3       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS2(4) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $0.95   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.95       --       --       --      --       --
Number of accumulation                                                     2,288      71       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT UGRS3(4) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $0.95   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.95       --       --       --      --       --
Number of accumulation                                                       662      75       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UGRS4(4) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $0.95   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.70   $0.95       --       --       --      --       --
Number of accumulation                                                     1,928     187       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT UNDS1(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.95   $1.01       --       --       --      --       --
Number of accumulation                                                       115      27       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UNDS2(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.95   $1.01       --       --       --      --       --
Number of accumulation                                                       317       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT PSND1(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $0.93   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.87   $0.93       --       --       --      --       --
Number of accumulation                                                       293      35       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UNDS4(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.94   $1.01       --       --       --      --       --
Number of accumulation                                                       454      76       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT UTRS1(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.12   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.12       --       --       --      --       --
Number of accumulation                                                       792      45       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UTRS2(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.12   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.12       --       --       --      --       --
Number of accumulation                                                     3,440      86       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT PSTR1(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.06   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.05   $1.06       --       --       --      --       --
Number of accumulation                                                     1,861      23       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UTRS4(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.11   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $1.10   $1.11       --       --       --      --       --
Number of accumulation                                                     3,493     141       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT1(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.01   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.75   $1.01       --       --       --      --       --
Number of accumulation                                                       126       7       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UGIN1(4),(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.99   $1.07       --       --       --      --       --
Number of accumulation                                                       287      --       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UGIN2(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.99   $1.07       --       --       --      --       --
Number of accumulation                                                     1,166      31       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.03   $0.97    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.95   $1.03    $0.97       --       --      --       --
Number of accumulation                                                       963     146       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT UGIN4(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.07   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.98   $1.07       --       --       --      --       --
Number of accumulation                                                     1,109      17       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT EPG(13) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.26   $1.18    $1.18    $1.00       --      --       --
Accumulation unit value at end of period                                   $1.16   $1.26    $1.18    $1.18       --      --       --
Number of accumulation                                                     6,280   6,616    4,302      239       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%    1.40%       --      --       --

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.15   $1.29    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.90   $1.15    $1.29       --       --      --       --
Number of accumulation                                                     4,731   2,474       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%    1.25%       --       --      --       --

SUBACCOUNT EPL(9) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.19   $1.33    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.93   $1.19    $1.33       --       --      --       --
Number of accumulation                                                     1,775   2,192      347       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --

SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.75   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.59   $0.75       --       --       --      --       --
Number of accumulation                                                       730     499       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --

SUBACCOUNT UVIS1(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.60   $0.92       --       --       --      --       --
Number of accumulation                                                       265      35       --       --       --      --       --
Ratio of operating expense to average net assets                           1.00%   1.00%       --       --       --      --       --

SUBACCOUNT UVIS2(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.60   $0.92       --       --       --      --       --
Number of accumulation                                                     2,325     216       --       --       --      --       --
Ratio of operating expense to average net assets                           1.10%   1.10%       --       --       --      --       --

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS3(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.60   $0.92       --       --       --      --       --
Number of accumulation                                                     1,024     152       --       --       --      --       --
Ratio of operating expense to average net assets                           1.25%   1.25%       --       --       --      --       --

SUBACCOUNT UVIS4(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.92   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.60   $0.92       --       --       --      --       --
Number of accumulation                                                     7,086     487       --       --       --      --       --
Ratio of operating expense to average net assets                           1.35%   1.35%       --       --       --      --       --

SUBACCOUNT EPT(14) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.40   $1.48    $1.00       --       --      --       --
Accumulation unit value at end of period                                   $0.92   $1.40    $1.48       --       --      --       --
Number of accumulation                                                       782     403        1       --       --      --       --
Ratio of operating expense to average net assets                           1.40%   1.40%    1.40%       --       --      --       --

SUBACCOUNT WVIS2(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $0.73   $1.00       --       --       --      --       --
Accumulation unit value at end of period                                   $0.48   $0.73       --       --       --      --       --
Number of accumulation                                                       668     384       --       --       --      --       --
Ratio of operating expense to average net assets                           1.65%   1.65%       --       --       --      --       --


 (1)  Operations commenced on Nov. 9, 1999.

 (2)  Operations commenced on Feb. 21, 1995.

 (3)  Operations commenced on Feb. 11, 2000.

 (4)  Operations commenced on May 30, 2000.

 (5)  The subaccount had no contract activity as of Dec. 31, 2000.

 (6)  Operations commenced on March 3, 2000.

 (7)  Operations commenced on May 2, 2000.

 (8)  Operations commenced on Oct. 29, 1997.

 (9)  Operations commenced on Sept 22, 1999.

(10)  Operations commenced on May 1, 2001.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.

(12)  Operations commenced on Oct. 23, 2000.

(13)  Operations commenced on Oct. 5, 1998.

(14)  Operations commenced on Aug. 26, 1999.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
                                       55

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,

-  applicable mortality and expense risk fee,

-  MAV death benefit fee,

-  EDB fee,

-  GMIB - MAV fee,

-  GMIB - 6% Rising Floor fee,

-  Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT                INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
UBND1         ESI         AXP(R) Variable Portfolio    Objective: high level of current income    IDS Life Insurance Company
UBND2         UBND6       - Bond Fund                  while conserving the value of the          (IDS Life), investment
PBND1         SBND1                                    investment and continuing a high level     manager; American Express
UBND5         UBND7                                    of income for the longest time period.     Financial Corporation
UBND4         UBND8                                    Invests primarily in bonds and other       (AEFC), investment adviser.
                                                       debt obligations.

UCMG1         EMS         AXP(R) Variable Portfolio    Objective: maximum current income          IDS Life, investment
UCMG2         UCMG6       - Cash Management Fund       consistent with liquidity and stability    manager; AEFC, investment
PCMG1         SCMG1                                    of principal. Invests primarily in money   adviser.
UCMG5         UCMG7                                    market securities.
UCMG4         UCMG8

UDEI1         WDEI5       AXP(R) Variable Portfolio    Objective: high level of current income    IDS Life, investment
UDEI2         UDEI6       - Diversified Equity         and, as a secondary goal, steady growth    manager; AEFC, investment
PDEI1         SDEI1       Income Fund                  of capital. Invests primarily in           adviser.
UDEI5         WDEI2                                    dividend-paying common and preferred
UDEI4         UDEI8                                    stocks.

UFIF1         WFDI5       AXP(R) Variable Portfolio    Objective: a high level of current         IDS Life, investment
UFIF2         UFIF6       - Federal Income Fund        income and safety of principal             manager; AEFC, investment
UFIF3         SFDI1                                    consistent with an investment in U.S.      adviser.
UFIF5         WFDI2                                    government and government agency
UFIF4         UFIF8                                    securities. Invests primarily in debt
                                                       obligations issued or guaranteed as to
                                                       principal and interest by the U.S.
                                                       government, its agencies or
                                                       instrumentalities.

UGRO1         EVG         AXP(R) Variable Portfolio    Objective: long-term capital growth.       IDS Life, investment
UGRO2         UGRO6       - Growth Fund                Invests primarily in common stocks and     manager; AEFC, investment
UGRO3         SGRO1                                    securities convertible into common         adviser.
UGRO5         UGRO7                                    stocks that appear to offer growth
UGRO4         UGRO8                                    opportunities.

UNDM1         EGD         AXP(R) Variable Portfolio    Objective: long-term growth of capital.    IDS Life, investment
UNDM2         UNDM6       - NEW DIMENSIONS FUND(R)     Invests primarily in common stocks         manager; AEFC, investment
PNDM1         SNDM1                                    showing potential for significant growth.  adviser.
UNDM5         WNDM2
UNDM4         UNDM8

USVA1         WSVA5       AXP(R) Variable Portfolio    Objective: long-term capital               IDS Life, investment
USVA2         USVA6       - Partners Small Cap         appreciation. Non-diversified fund that    manager;  AEFC, investment
WSVA6         WSVA8       Value Fund                   invests primarily in equity securities.    adviser; Royce &
USVA5         WSVA2                                                                               Associates, LLC., Third
USVA4         USVA8                                                                               Avenue Management LLC and
                                                                                                  National City Investment
                                                                                                  Company, subadvisers.

USPF1         WSPF5       AXP(R) Variable Portfolio    Objective: long-term capital               IDS Life, investment
USPF2         USPF6       - S&P 500 Index Fund         appreciation. Non-diversified fund that    manager;  AEFC, investment
USPF3         WSPF8                                    invests primarily in securities that are   adviser.
USPF5         USPF7                                    expected to provide investment results
USPF4         USPF8                                    that correspond to the performance of
                                                       the S&P 500(R) Index.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
UABA1         WABA5       AIM V.I. Basic Value Fund,   Objective: long-term growth of capital.    A I M Advisors, Inc.
UABA2         UABA6       Series II Shares             Invests at least 65% of its total assets
UABA3         WABA8                                    in equity securities of U.S. issuers
UABA5         UABA7                                    that have market capitalizations of
UABA4         UABA8                                    greater than  $500 million and are
                                                       believed to be undervalued in relation
                                                       to long-term earning power or other
                                                       factors.

UAAD1         WAAD5       AIM V.I. Capital             Objective: long-term growth of capital.    A I M Advisors, Inc.
UAAD2         UAAD6       Development Fund, Series     Invests primarily in securities
UAAD3         WAAD8       II Shares                    (including common stocks, convertible
UAAD5         UAAD7                                    securities and bonds) of small- and
UAAD4         UAAD8                                    medium-sized companies.

UAVA1         WAVA5       AIM V.I. Premier Equity      Objective: long-term growth of capital     A I M Advisors, Inc.
UAVA2         UAVA6       Fund, Series II Shares       with income as a secondary objective.
UAVA3         WAVA8                                    Invests normally at least 80% of its net
UAVA5         UAVA7                                    assets, plus the amount of any
UAVA4         UAVA8                                    borrowings for investment purposes, in
                                                       equity securities including convertible
                                                       securities. The fund also may invest
                                                       in preferred stocks and debt instruments
                                                       that have prospects for growth of capital.

UGIP1         WGIP5       Alliance VP Growth and       Objective: reasonable current income and   Alliance Capital
UGIP2         UGIP6       Income Portfolio (Class B)   reasonable appreciation. Invests           Management, L.P.
UGIP3         WGIP8                                    primarily in dividend-paying common
UGIP5         UGIP7                                    stocks of good quality.
UGIP4         UGIP8

UPRG1         EPP         Alliance VP Premier Growth   Objective: long-term growth of capital     Alliance Capital
UPRG2         UPRG6       Portfolio (Class B)          by pursuing aggressive investment          Management, L.P.
UPRG3         SPGR1                                    policies. Invests primarily in equity
UPRG5         UPRG7                                    securities of a limited number of large,
UPRG4         UPRG8                                    carefully selected, high-quality U.S.
                                                       companies that are judged likely to
                                                       achieve superior  earnings growth.

UTEC1         ETC         Alliance VP Technology       Objective: growth of capital. Current      Alliance Capital
UTEC2         UTEC6       Portfolio (Class B)          income is only an incidental               Management, L.P.
UTEC3         STEC1                                    consideration. Invests primarily in
UTEC5         UTEC7                                    securities of companies expected to
UTEC4         UTEC8                                    benefit from technological advances
                                                       and improvements.

UAGR1         WAGR5       Alliance VP Total Return     Objective: achieve a high return through   Alliance Capital
UAGR2         UAGR6       Portfolio (Class B)          a combination of current income and        Management, L.P.
UAGR3         WAGR8                                    capital appreciation. Invests primarily
UAGR5         UAGR7                                    in U.S. government and agency
UAGR4         UAGR8                                    obligations, bonds, fixed-income senior
                                                       securities (including short- and
                                                       long-term debt securities and preferred
                                                       stocks to the extent their value is
                                                       attributable to their fixed-income
                                                       characteristics), and common stocks.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
UFCO1         WFCO5       Fidelity(R) VIP              Strategy: long-term capital                Fidelity Management &
UFCO2         UFCO6       Contrafund(R) Portfolio      appreciation. Invests primarily in         Research Company (FMR),
UFCO3         WFCO8       Service Class 2              common stocks of foreign and domestic      investment manager; FMR
UFCO5         UFCO7                                    companies whose value is not fully         U.K. and  FMR Far East,
UFCO4         UFCO8                                    recognized by the public.                  sub-investment advisers.

UFGR1         WFGR5       Fidelity(R) VIP Growth       Strategy: capital appreciation. Invests    FMR, investment manager;
UFGR2         UFGR6       Portfolio Service Class 2    primarily in common stocks of the          FMR U.K., FMR Far East,
UFGR3         WFGR8                                    companies that the manager believes have   sub-investment advisers.
UFGR5         UFGR7                                    above-average growth potential.
UFGR4         UFGR8

UFMC1         WMDC5       Fidelity(R) VIP Mid Cap      Strategy: long-term growth of capital.     FMR, investment manager;
UFMC2         UFMC6       Portfolio Service Class 2    Normally invests at least 80% of assets    FMR U.K., FMR Far East,
WMDC6         WMDC8                                    in securities of companies with medium     sub-investment advisers.
UFMC5         WMDC2                                    market capitalization common stocks.
UFMC4         UFMC8

UFOV1         WFOV5       Fidelity(R) VIP Overseas     Strategy: long-term growth of capital.     FMR, investment manager;
UFOV2         UFOV6       Portfolio Service Class 2    Invests primarily in common stocks of      FMR U.K., FMR Far East,
UFOV3         WFOV8                                    foreign securities. Normally invests at    sub-investment advisers,
UFOV5         UFOV7                                    least 80% of assets in non-U.S.            Fidelity International
UFOV4         UFOV8                                    securities.                                Investment Advisors (FIIA)
                                                                                                  and FIIA U.K.,
                                                                                                  sub-investment advisers.

URES1         ERE         FTVIPT Franklin Real         Objective: capital appreciation with a     Franklin Advisers, Inc.
URES2         URES6       Estate Fund - Class 2        secondary goal to earn current income.
WRES6         SRES1                                    Invests at least 80% of its net assets
URES5         WRES2                                    in investments of companies operating in
URES4         URES8                                    the real estate industry. The Fund
                                                       invests primarily in equity real estate
                                                       investment trusts (REITs).

USMC1         WSMC5       FTVIPT Franklin Small Cap    Objective: long-term capital growth.       Franklin Advisers, Inc.
USMC2         USMC6       Fund - Class 2               Invests at least 80% of its net assets
PSMC1         WSMC8                                    in investments of U.S. small
USMC5         WSMC2                                    capitalization (small cap) companies
USMC4         USMC8                                    with market cap values not exceeding
                                                       (i) $1.5 billion, or (ii) the
                                                       highest market cap value in the
                                                       Russell(R) 2000 Index, whichever is
                                                       greater, at the time of purchase.
                                                       The manager may continue to hold an
                                                       investment for further growth
                                                       opportunities even if the company is
                                                       no longer small cap.

UVAS1         WVAS5       FTVIPT Franklin Small Cap    Objective: long-term total return.         Franklin Advisory Services, LLC
UVAS2         UVAS6       Value Securities Fund -      Invests at least 80% of its net assets
PVAS1         WVAS8       Class 2                      in investments of small capitalization
UVAS5         WVAS2                                    companies. For this Fund, small
UVAS4         UVAS8                                    capitalization companies are those that
                                                       have a market cap not exceeding $2.5
                                                       billion, at the time of purchase.
                                                       Invests primarily in equity securities
                                                       of companies the manager believes are
                                                       selling substantially below the
                                                       underlying value of their assets or
                                                       their private market value.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
UMSS1         EMU         FTVIPT Mutual Shares         Objective: capital appreciation with       Franklin Mutual Advisers,
UMSS2         UMSS6       Securities Fund - Class 2    income as a secondary goal. Invests        LLC
PMSS1         SMSS1                                    primarily in equity securities of
UMSS5         WMSS2                                    companies that the manager believes are
UMSS4         UMSS8                                    available at market prices less than
                                                       their value based on certain recognized
                                                       or objective criteria (intrinsic value).

UINT1         WINT5       FTVIPT Templeton Foreign     Objective: long-term capital growth.       Templeton Investment
UINT2         UINT6       Securities Fund - Class 2    Invests at least 80% of its net assets     Counsel, LLC
UINT3         WINT8                                    in foreign securities, including those
UINT5         UINT7                                    in emerging markets.
UINT4         UINT8

UGRS1         WGRS5       MFS(R) Investors Growth      Objective: long-term growth of capital     MFS Investment Management(R)
UGRS2         UGRS6       Stock Series - Service       and future income. Invests at least 80%
UGRS3         WGRS8       Class                        of its total assets in common stocks and
UGRS5         UGRS7                                    related securities of companies which
UGRS4         UGRS8                                    MFS(R) believes offer better than
                                                       average prospects for long-term growth.

UNDS1         WSND5       MFS(R) New Discovery         Objective: capital appreciation. Invests   MFS Investment Management(R)
UNDS2         UNDS6       Series - Service Class       primarily in equity securities of
PSND1         WSND8                                    emerging growth companies.
UNDS5         UNDS7
UNDS4         UNDS8

UTRS1         WSTR5       MFS(R) Total Return          Objective: above-average income            MFS Investment Management(R)
UTRS2         UTRS6       Series - Service Class       consistent with the prudent employment
PSTR1         WSTR8                                    of capital, with growth of capital and
UTRS5         UTRS7                                    income as a secondary objective. Invests
UTRS4         UTRS8                                    primarily in a combination of equity and
                                                       fixed income securities.

USUT1         WSUT5       MFS(R) Utilities  Series -   Objective: capital growth and current      MFS Investment Management(R)
USUT2         USUT6       Service Class                income. Invests primarily in equity and
PSUT1         WSUT8                                    debt securities of domestic and foreign
USUT5         USUT7                                    companies in the utilities industry.
USUT4         USUT8

UOCA1         WOCA5       Oppenheimer Capital          Objective: capital appreciation. Invests   OppenheimerFunds, Inc.
UOCA2         UOCA6       Appreciation Fund/VA,        in securities of well-known, established
UOCA3         WOCA8       Service Shares               companies.
UOCA5         UOCA7
UOCA4         UOCA8

UOGS1         WOGS5       Oppenheimer Global           Objective: long-term capital               OppenheimerFunds, Inc.
UOGS2         UOGS6       Securities Fund/VA,          appreciation. Invests mainly in common
WOGS6         WOGS8       Service Shares               stocks of U.S. and foreign issuers that
UOGS5         WOGS2                                    are "growth-type" companies, cyclical
UOGS4         UOGS8                                    industries and special situations that
                                                       are considered to have appreciation
                                                       possibilities.

UOHI1         WOHI5       Oppenheimer High Income      Objective: high level of current income    OppenheimerFunds, Inc.
UOHI2         UOHI6       Fund/VA, Service Shares      from investments in high-yield
UOHI3         WOHI8                                    fixed-income securities.
UOHI5         UOHI7
UOHI4         UOHI8


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
UOSM1         WOSM5       Oppenheimer Main Street      Objective: seeks capital appreciation.     OppenheimerFunds, Inc.
UOSM2         UOSM6       Small Cap Fund/VA,           Invests mainly in common stocks of
UOSM3         WOSM8       Service Shares               small-capitalization U.S. companies that
UOSM5         UOSM7                                    the fund's investment manager believes
UOSM4         UOSM8                                    have favorable business trends or
                                                       prospects.

USTB1         WSTB5       Oppenheimer Strategic Bond   Objective: high level of current income    OppenheimerFunds, Inc.
USTB2         USTB6       Fund/VA, Service Shares      principally derived from interest on
WSTB6         WSTB8                                    debt securities. Invests mainly in three
USTB5         WSTB2                                    market sectors: debt securities of
USTB4         USTB8                                    foreign governments and companies, U.S.
                                                       government securities, and lower-rated
                                                       high yield securities of U.S. and
                                                       foreign companies.

UGIN1         EPG         Putnam VT Growth  and        Objective: capital growth and current      Putnam Investment
UGIN2         UGIN6       Income Fund -  Class IB      income. The fund seeks its goal by         Management, LLC
PGIN1         WGIN8       Shares                       investing mainly in common stocks of
UGIN5         UGIN7                                    U.S. companies with a focus on value
UGIN4         UGIN8                                    stocks that offer the potential for
                                                       capital growth, current income or both.

UIGR1         EPL         Putnam VT International      Objective: capital appreciation. The       Putnam Investment
UIGR2         UIGR6       Growth Fund - Class IB       fund seeks its goal by investing mainly    Management, LLC
PIGR1         WIGR8       Shares                       in common stocks of companies outside
UIGR5         WIGR2                                    the United States.
UIGR4         UIGR8

UPRE1         WPRE5       Putnam VT Research Fund -    Objective: capital appreciation. The       Putnam Investment
UPRE2         UPRE6       Class IB Shares              Fund seeks its goal by investing mainly    Management, LLC
UPRE3         WPRE8                                    in common stocks of U.S. companies that
UPRE5         UPRE7                                    we think have the greatest potential for
UPRE4         UPRE8                                    capital appreciation, with stock prices
                                                       that reflect a value lower than that we
                                                       place on the company, or whose earnings
                                                       we believe are likely to grow over time.

UVIS1         EPT         Putnam VT Vista Fund -       Objective: capital appreciation. The       Putnam Investment
UVIS2         UVIS6       Class IB Shares              fund seeks its goal by investing mainly    Management, LLC
UVIS3         WVIS8                                    in common stocks of U.S. companies with
UVIS5         WVIS2                                    a focus on growth stocks.
UVIS4         UVIS8
USAP1         WSAP5       STI Classic Variable Trust   Objective: capital appreciation. Invests   Trusco Capital Management,
USAP2         USAP6       Capital Appreciation Fund    primarily in U.S. common stocks and        Inc.
USAP3         WSAP8                                    other equity securities that STI
USAP5         USAP7                                    believes are undervalued, and have a
USAP4         USAP8                                    market capitalization of at least
                                                       $1.5 billion.

USGR1         WSGR5       STI Classic Variable Trust   Objective: long-term capital               Trusco Capital Management,
USGR2         USGR6       Growth and Income Fund       appreciation with a secondary goal of      Inc.
USGR3         WSGR8                                    current income. Invests primarily in
USGR5         USGR7                                    equity securities, including and listed
USGR4         USGR8                                    ADRs (American Depositary Receipts) of
                                                       domestic and foreign companies having
                                                       market capitalizations of at least $1
                                                       billion.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
USIE1         WSIE5       STI Classic Variable Trust   Objective: long-term capital               Trusco Capital Management,
USIE2         USIE6       International Equity Fund    appreciation. Invests primarily in         Inc.
USIE3         WSIE8                                    common stocks and other equity
USIE5         USIE7                                    securities of established foreign
USIE4         USIE8                                    companies. STI typically chooses
                                                       companies in developed countries,
                                                       but also invest in companies whose
                                                       principal activities are in emerging
                                                       markets, also utilizing currency
                                                       hedging transactions.

USIG1         WSIG5       STI Classic Variable Trust   Objective: to provide a high level of      Trusco Capital Management,
USIG2         USIG6       Investment Grade Bond Fund   total return (current income and capital   Inc.
USIG3         WSIG8                                    appreciation) consistent with a goal of
USIG5         USIG7                                    preservation of capital. Invests
USIG4         USIG8                                    primarily in investment grade corporate
                                                       debt securities, U.S. Treasury
                                                       obligations and  mortgage-backed
                                                       securities.

USME1         WSME5       STI Classic Variable Trust   Objective: long-term capital               Trusco Capital Management,
USME2         USME6       Mid-Cap Equity Fund          appreciation. Invests primarily in U.S.    Inc.
USME3         WSME8                                    common stocks and other equity
USME5         USME7                                    securities having market capitalizations
USME4         USME8                                    between $500 million and $10 billion.

USSV1         WSSV5       STI Classic Variable Trust   Objective: long-term capital               Trusco Capital Management,
USSV2         USSV6       Small Cap Value Equity Fund  appreciation with the secondary goal of    Inc.
USSV3         WSSV8                                    current income. Invests primarily in
USSV5         USSV7                                    U.S. common stocks having market
USSV4         USSV8                                    capitalizations of up to  $1 billion.

USVI1         WSVI5       STI Classic Variable Trust   Objective: current income with the         Trusco Capital Management,
USVI2         USVI6       Value Income Stock Fund      secondary goal of long-term capital        Inc.
USVI3         WSVI8                                    appreciation. Invests primarily in
USVI5         USVI7                                    common stocks and other equity
USVI4         USVI8                                    securities of  U.S. companies operating
                                                       in a wide range of domestic and
                                                       international sectors, having market
                                                       capitalizations of at least
                                                       $500 million, and a history of
                                                       paying regular dividends.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.



     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

      IF YOUR GPA RATE IS:                                         THE MVA IS:

      Less than the new GPA rate + 0.10%                            Negative

      Equal to the new GPA rate + 0.10%                                 Zero

      Greater than the new GPA rate + 0.10%                         Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(          1 + i          )(TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001

      Where i  = rate earned in the GPA from which amounts are being transferred or withdrawn.
            j  = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
            n  = number of months remaining in the current Guarantee Period
                 (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);
-  how you want to make purchase payments;

-  the optional MAV death benefit(2),(5);
-  the optional EDB(2),(5);
-  the optional GMIB - MAV rider(3),(5);
-  the optional GMIB - 6% Rising Floor rider(3),(5);
-  the optional PCR(3);
-  the optional Benefit Protector Death Benefit(4);
-  the optional Benefit Protector Plus Death Benefit(4);
-  the length of the withdrawal charge schdule (5 or 7 years)(5); and
-  a beneficiary.

(1) GPAs are also not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.
(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states. EDB is not available with Benefit Protector or Benefit Protector Plus.
(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.
(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.
(5) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:
-   no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:
-   on or after the date the annuitant reaches age 59 1/2;
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS
      If paying by SIP:
            $50 initial payment.
            $50 for additional payments.
      If paying by any other method:
            $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
            $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
    $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:
Send your check along with your name and contract number to:
American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 BY SIP:
Contact your sales representative to complete the necessary SIP paperwork.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contact is fully withdrawn. For those states that require it, any amount deducted from the fixed account value will be limited to
(a) the amount of interest credited in excess of of 3%; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                                   QUALIFIED   NONQUALIFIED
                                                                   ANNUITIES    ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
      ROP death benefit                                              0.85%      1.10%
      MAV death benefit(1),(2)                                       0.95       1.20
      EDB(1),(2)                                                     1.15       1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(2):
      ROP death benefit                                              1.15       1.40
      MAV death benefit(1),(2)                                       1.25       1.50
      EDB(1),(2)                                                     1.45       1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.

(2) These optional riders and the five-year withdrawal charge schedule have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders or withdrawal charge schedule are available in your state.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it(3). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.30% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.45% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin.


We calculate the fee as follows:

      GMIB - MAV                          0.30% x (CV + ST - FAV)
      GMIB - 6% RISING FLOOR              0.45% x (CV + ST - FAV)

   CV = contract value on the contract anniversary

   ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

  FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

(3) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.



     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-   The GMIB fee for:
      GMIB - MAV is 0.30%; and
      GMIB - 6% Rising Floor is 0.45%.

We calculate the charge as follows:

   Contract value on the contract anniversary:                                                           $73,250
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                                                    +15,000
   minus the value of the one-year fixed account on the contract anniversary:                            -15,250
                                                                                                        --------
                                                                                                         $73,000

   The GMIB fee charged to you:
   GMIB - MAV                                              (0.30% x $73,000) =                           $219.00
   GMIB - 6% Rising Floor                                  (0.45% x $73,000) =                           $328.50

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in a ll states.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(1)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                           1                                   8%
                 2                            8                            2                                   7
                 3                            7                            3                                   6
                 4                            7                            4                                   4
                 5                            6                            5                                   2
                 6                            5
                 7                            3
                 Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

(1) The five-year withdrawal charge schedule has been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether the five-year withdrawal charge schedule is available in your state.



     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:



         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93


By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a non-qualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:

- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

-   We received these payments
      -- $10,000 Jan. 1, 2002;
      -- $8,000 Feb. 28, 2009;
      -- $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-   The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
      $  0           $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
         0           $10,252.20 is contract earnings in excess of the 10% free
                     withdrawal amount withdrawn without withdrawal charge; and
         0           $10,000 Jan. 1, 2002 purchase payment was received five or more years before withdrawal and is withdrawn without
                     withdrawal charge; and
       560           $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
       420           $6,000 Feb. 20, 2010 purchase payment is in its third year
      ----           from receipt withdrawn with a 7% withdrawal charge.
      $980

Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE    EXPLANATION
      $  0           $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
         0           $10,252.20 is contract earnings in excess of the 10% free
                     withdrawal amount withdrawn without withdrawal charge; and
         0           $10,000 Jan. 1, 2002 purchase payment was received five or more years before withdrawal and is withdrawn without
                     withdrawal charge; and
       320           $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and
       360           $6,000 Feb. 20, 2010 purchase payment is in its third year
      ----           from receipt withdrawn with a 6% withdrawal charge.
      $680


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-  amounts we refund to you during the free look period;* and
-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-  plus any purchase payment credits allocated to the fixed accounts;
-  plus interest credited;
- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;

-  minus any prorated portion of the GMIB - MAV fee (if applicable);
-  minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

-  minus any prorated portion of the PCR fee (if applicable);
-  minus any prorated portion of the Benefit Protector fee (if applicable); and
-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor fee or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;
-  any purchase payment credits allocated to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;
-  a prorated portion of the contract administrative charge;

-  a prorated portion of the GMIB - MAV fee (if applicable);
-  a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-  a prorated portion of the PCR fee (if applicable);
-  a prorated portion of the Benefit Protector fee (if applicable); and/or
-  a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit market
price is low...                    ---->    Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the per
unit market price is high.         ---->    Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.



     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;
-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:
Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

   Transfers or withdrawals:        $100 monthly
                                    $250 quarterly, semiannually or annually
3 BY PHONE:
Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
   Transfers or withdrawals:        $500 or entire account balance

MAXIMUM AMOUNT
   Transfers:                       Contract value or entire account balance
   Withdrawals:                     $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (See "Charges -- Maximum Anniversary Value Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:
-  payable to you;
-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH
There are three death benefit options under your contract:
-  Return of Purchase Payment Death Benefit (ROP);

-  Maximum Anniversary Value Death Benefit (MAV)(1); and
-  Enhanced Death Benefit (EDB)(1).

If both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits (if it is available in your state). If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit, you must elect either the MAV death benefit or the EDB. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1. contract value; or
2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT  =  PW X DB
                                                                     -------
                                                                       CV

      PW = the partial withdrawal including any applicable MVA or withdrawal charge.
      DB = the death benefit on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
-  On Jan. 1, 2003 you make an additional purchase payment of $5,000.
- On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
-  On March 1, 2004 the contract value grows to $23,000.

        We calculate the ROP death benefit on March 1, 2004 as follows:

              Contract value at death:                                                           $23,000.00
                                                                                                 ==========
              Purchase payments minus adjusted partial withdrawals:
                     Total purchase payments:                                                    $25,000.00
                     minus adjusted partial withdrawals calculated as:
                     1,500 x 25,000  =                                                            -1,704.55
                     --------------                                                              ----------
                         22,000

                     for a death benefit of:                                                     $23,295.45
                                                                                                 ==========
              ROP death benefit, calculated as the greatest of these two values:                 $23,295.45


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

        We calculate the MAV death benefit on March 1, 2003 as follows:

                  Contract value at death:                                                      $20,500.00
                                                                                                ==========
                  Purchase payments minus adjusted partial withdrawals:
                           Total purchase payments:                                             $20,000.00
                           minus the death benefit adjusted partial withdrawals, calculated as:
                           $1,500 x $20,000  =                                                   -1,363.64
                           ----------------                                                     ----------
                               $22,000

                           for a death benefit of:                                              $18,636.36
                                                                                                ==========
                  The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
                           Greatest of your contract anniversary contract values:               $24,000.00
                           plus purchase payments made since that anniversary:                       +0.00
                           minus the death benefit adjusted partial withdrawals, calculated as:
                           $1,500 x $24,000  =                                                   -1,636.36
                           ----------------                                                     ----------
                               $22,000

                  for a death benefit of:                                                       $22,363.64
                                                                                                ==========
      The MAV death benefit, calculated as the greatest of these
      three values, which is the MAV:                                                           $22,363.64
                                                                                                ==========

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with Enhanced Death Benefit. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB rider to your contract at the time of purchase. If you choose to add a Guaranteed Minimum Income Benefit to your contract, you must elect either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or
4. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                 ---------
                                                                    SV

       PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.
       VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
       SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.
- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

      The death benefit on March 1, 2003 is calculated as follows:

                    Contract value at death:                                                     $22,800.00
                                                                                                 ==========
                    Purchase payments minus adjusted partial withdrawals:
                            Total purchase payments:                                             $25,000.00
                            minus adjusted partial withdrawals, calculated as:
                            $1,500 x $25,000  =                                                   -1,543.21
                            ----------------                                                     ----------
                                 $24,300

                            for a return of purchase payment death benefit of:                   $23,456.79
                                                                                                 ==========


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
                            The MAV on the immediately preceding anniversary:                    $25,000.00
                            plus purchase payments made since that anniversary:                       +0.00
                            minus adjusted partial withdrawals made since that
                            anniversary, calculated as:
                            $1,500 x $25,000  =                                                   -1,543.21
                            ----------------                                                     ----------
                                 $24,300

                            for a MAV death benefit of:                                          $23,456.79
                                                                                                 ==========
            The 5% rising floor:
                            The variable account floor on Jan. 1, 2002,
                            calculated as: 1.05 x $20,000 =                                      $21,000.00
                            plus amounts allocated to the subaccounts since that anniversary:         +0.00
                            minus the 5% rising floor adjusted partial withdrawal
                            from the subaccounts, calculated as:
                            $1,500 x $21,000  =                                                  -$1,657.89
                            ----------------                                                     ----------
                               $19,000

                            variable account floor benefit:                                      $19,342.11
                            plus the one-year fixed account value:                                +5,300.00
                            5% rising floor (value of the GPAs, one-year fixed account
                            and the variable account floor):                                     $24,642.11
                                                                                                 ==========
            EDB, calculated as the greatest of these
            three values, which is the 5% rising floor:                                          $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

- Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

- Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after we receive proof of death; and
   -  payouts begin no later than one year following the year of your death; and
   - the payout period does not extend beyond the beneficiary's life or life expectancy.
- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.
- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

      MAV death benefit (contract value):                                       $110,000
      plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
         previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                                --------
      Total death benefit of:                                                   $114,000

-  On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on
   Jan. 1, 2004 equals:
      MAV death benefit (MAV):                                                  $110,000
      plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                                --------
      Total death benefit of:                                                   $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial withdrawals):                  $57,619
      plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                             +1,048
                                                                                --------
      Total death benefit of:                                                    $58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:

      MAV death benefit (contract value):                                       $200,000
      plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                    +55,000
                                                                                --------
      Total death benefit of:                                                   $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:

      MAV death benefit (contract value less any purchase payment credits
      added in the last 12 months):                                             $249,500
      plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                    +55,000
                                                                                --------
      Total death benefit of:                                                   $304,500


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                                       $250,000
      plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)
         0.40 x ($250,000 - $105,000) =                                          +58,000
                                                                                --------
      Total death benefit of:                                                   $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                0%

Three and Four                            10%                                             3.75%

Five or more                              20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                              Zero

Two                           40% x earnings at death (see above)               15% x earnings at death

Three and Four                40% x (earnings at death + 25% of                 15% x (earnings at death + 25% of
                              initial purchase payment*)                        initial purchase payment*)

Five or more                  40% x (earnings at death + 50% of                 15% x (earnings at death + 50% of
                              initial purchase payment*)                        initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.
- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

         MAV death benefit (contract value):                                    $110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                                --------
      Total death benefit of:                                                   $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

         MAV death benefit (MAV):                                               $110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                                --------
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 x $100,000 =                         +10,000
                                                                                --------
      Total death benefit of:                                                   $124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

         MAV death benefit (MAV adjusted for partial withdrawals):               $57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 x ($57,619 - $55,000) =                                             +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 x $55,000 =                     +5,500
                                                                                --------
      Total death benefit of:                                                    $64,167

- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

         MAV death benefit (contract value):                                    $200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                          +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 x $55,000 =           +11,000
                                                                                --------
      Total death benefit of:                                                   $266,000


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:

         MAV death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                          $249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                          +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 x $55,000 =           +11,000
                                                                                --------
      Total death benefit of:                                                   $315,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:

         MAV death benefit (contract value):                                    $250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 x ($250,000 - $105,000) =                                          +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                          +11,000
                                                                                --------
      Total death benefit of:                                                   $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract(1). Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

-  you must hold the GMIB for 7 years,
- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,
- you can only exercise the GMIB within 30 days after a contract anniversary, and
-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.

The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the Enhanced Death Benefit at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.

In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

(1) These optional riders have been filed in the various states in which this contract is offered. Please check with your sales representative to determine whether these riders are available in your state.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

- GMIB - Maximum Anniversary Value (MAV); or
- GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;
2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or
3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

We calculate the MAV on the first contract anniversary as the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age
81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                    PMT X CVG
                                    ---------
                                       ECV

   PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

   CVG = current contract value at the time you exercise the GMIB - MAV.

   ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
- the annuitant must be between 50 and 86 years old on the date the rider is exercised.
- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity - no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity - no refund
-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                         P(sub)t-1 (1 + i) = P(sub)t
                         ---------------------------
                                    1.05

   P(sub)t-1 =    prior annuity payout

   P(sub)t   =    current annuity payout

   i         =    annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.
- You may terminate the GMIB - MAV any time after the seventh rider anniversary.
-  The GMIB - MAV will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.
- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.
-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:


CONTRACT                                                                                           GMIB
ANNIVERSARY               CONTRACT VALUE         PURCHASE PAYMENTS          MAV                BENEFIT BASE

   1                         $107,000                 $101,000            $107,000
   2                          125,000                  101,000             125,000
   3                          132,000                  101,000             132,000
   4                          150,000                  101,000             150,000
   5                           85,000                  101,000             150,000
   6                          120,000                  101,000             150,000
   7                          138,000                  101,000             150,000                $150,000
   8                          152,000                  101,000             152,000                 152,000
   9                          139,000                  101,000             152,000                 152,000
   10                         126,000                  101,000             152,000                 152,000
   11                         138,000                  101,000             152,000                 152,000
   12                         147,000                  101,000             152,000                 152,000
   13                         163,000                  101,000             163,000                 163,000
   14                         159,000                  101,000             163,000                 163,000
   15                         215,000                  101,000             215,000                 215,000


NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                               MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                      PLAN A -              PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                    GMIB                         LIFE ANNUITY --    LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                BENEFIT BASE                      NO REFUND         TEN YEARS CERTAIN    ANNUITY -- NO REFUND
      10                   $152,000 (MAV)                   $  791.92             $  770.64            $630.80
      15                    215,000 (Contract Value = MAV)   1,281.40              1,221.20             991.15


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                     PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                                               LIFE ANNUITY --   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                              CONTRACT VALUE      NO REFUND      TEN YEARS CERTAIN    ANNUITY -- NO REFUND
      10                                   $126,000         $   656.46        $   638.82              $522.90
      15                                    215,000           1,281.40          1,221.20               991.15


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;
2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or
3. the 6% variable account rising floor.

6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 6%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.
- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

   PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.
   CVG = current contract value at the time you exercise the GMIB.
   ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                        PMT X (1.06) TO THE POWER OF CY

   CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
- the annuitant must be between 50 and 86 years old on the date the rider is exercised.
- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity - no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity - no refund
-  You may change the annuitant for the payouts.

When you exercise your GMIB-6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

                               P(SUB)t-1 (1 + i) = P(SUB)t
                               ---------------------------
                                          1.05

       P(SUB)t-1   =   prior annuity payout

       P(SUB)t     =   current annuity payout

       i           =   annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.
- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.
-  The GMIB - 6% Rising Floor will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.
- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                 -------
                                                   CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      TV = the target value on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

      PP = total purchase payments and purchase payment credits.

   PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

    PP5 = purchase payments and purchase payment credits made in the prior five years.

                  We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.
- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.
-  The PCR will terminate on the date:
   -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract
-  There are no additional purchase payments and no partial withdrawals
-  On Jan. 1, 2012, the contract value is $200,000
- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

   Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

   5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

   After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.
- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity plan from your qualified annuity, the annuity payout plan must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 591/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-  the payout is a minimum distribution required under the Code; or
-  the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by
-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;
-  the existing funds become unavailable; or
-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;
-  combine any two or more subaccounts;
-  make additional subaccounts investing in additional funds;
-  transfer assets to and from the subaccounts or the variable account; and
-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



                                           NINE MONTHS ENDED
(THOUSANDS)                        SEPT. 30, 2002
                                     (UNAUDITED)   SEPT. 30, 2001      2001        2000         1999          1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income               $  214,028     $  202,290     $  271,718   $  299,759    $  322,746   $  340,219   $  332,268
Net (loss) gain on investments            (775)       (90,744)       (89,920)         469         6,565       (4,788)        (509)
Other                                   14,516         11,933         16,245       12,248         8,338        7,662        6,329
TOTAL REVENUES                      $  227,769     $  123,479     $  198,043   $  312,476    $  337,649   $  343,093   $  338,088
(LOSS) INCOME BEFORE INCOME TAXES   $  (38,776)    $  (87,262)    $  (63,936)  $   38,452    $   50,662   $   36,421   $   44,958
NET (LOSS) INCOME                   $  (24,934)    $  (56,878)    $  (41,728)  $   24,365    $   33,987   $   22,026   $   28,313
TOTAL ASSETS                        $6,376,898     $4,891,196     $5,275,681   $4,652,221    $4,603,343   $4,885,621   $4,973,413


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

NINE MONTHS ENDED SEPT. 30, 2002 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2001:

Consolidated net loss was $25 million for the nine months ended September 30, 2002, compared to $57 million in 2001. Loss before income taxes totaled $39 million in the first nine months of 2002, compared with $87 million in the first nine months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first nine months of 2001, primarily offset by an increase in total benefits and corporate expenses in 2002.

Deposits received totaled $1.5 billion for the nine months ended September 30, 2002, compared to $673 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges increased 6% to $4.8 million for the nine months ended September 30, 2002, compared with $4.5 million for the nine months ended September 30, 2001, due primarily to an increase in variable annuity surrender charges.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Mortality, expense risk and other fees increased to $9.7 million for the nine months ended September 30, 2002 compared with $7.4 million a year ago. This was primarily due to an increase in average separate account assets outstanding. The Company receives a mortality and expense risk fee from the separate accounts.

Net investment income increased to $214 million for the nine months ended September 30, 2002 compared with $202 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio yields in 2002.

Net realized loss on investments was $.8 million for the nine months ended September 30, 2002 compared to a net realized loss of $91 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $267 million, an increase of 26% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 11% to $152 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary driver of the increase in other insurance and operating expenses. The Company enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins).

The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other insurance and operating expenses also includes an increase of $1 million due to greater guaranteed minimum death benefits paid this year ($2 million) versus last year ($1 million).

Amortization of deferred policy acquisition costs (DACs) increased to $37 million for the nine months ended September 30, 2002, compared to $34 million a year ago. The expense growth was primarily due to an increase in the amortization of higher costs due to the favorable sales volumes and due to a net expense increase related to DAC that is further described below.

The Company's DAC represents the cost of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity products. DAC's are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a percentage of the liabilities associated with the products. The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about customer asset value growth rates and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period in which such changes are made.

During the third quarter, the Company completed a comprehensive review of its DAC related practices. This review, which included benchmarking assistance from an industry specialist, analyzed various historical DAC dynamics in addition to the industry benchmarks. The specific areas reviewed included costs deferred, customer asset value growth rates including reversion to mean assumptions, DAC amortization periods, mortality rates and product persistency. As a result of this review, the Company made certain revisions related to DAC that resulted in a net $6 million increase in expenses this quarter. This net expense increase reflected revisions within two key drivers of DAC.

- The Company reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term market performance consistent with long-term historical averages. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The Company is now projecting growth in customer contract values at 7%. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, the Company was projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter equity market performance, accounted for the majority of the increase in DAC amortization expense.

   Going forward, the Company intends to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, the Company will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during the fourth quarter is less than 7% on an annualized basis, the Company would increase the mean reversion rate assumed over the near-term to the rate needed to achieve the long-term growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

- The Company also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewal annuity deposits. The Company revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized during the quarter.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The first category of revised assumptions relating to customer asset value growth rates should reduce the risk of adverse DAC adjustments going forward. The second revised category, relating to the types and amounts of costs deferred, will somewhat increase ongoing expenses, although these additional expenses should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

Various aspects of the Company's business can be significantly impacted by equity levels and other market-based factors. One of these items is the management and mortality and expense fee revenues which are primarily based on the market value of separate account assets. Other areas impacted by market volatility involve deferred acquisitions costs (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of the Company's structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations and structured loan trusts (backed by high-yield bonds and bank loans), which are held by the Company through interests in special purpose entities. The carrying value of these investments is based on cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. The current valuation of these investments assumes high levels of near-term defaults, relative to historical default rates. Persistency of or increases in these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust annually. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed in the period the payment occurs.

NINE MONTHS ENDED SEPT. 30, 2001 COMPARED TO NINE MONTHS ENDED SEPT. 30, 2000:

American Enterprise Life's net loss was $57 million for the nine months ended September 30, 2001, compared to net income of $21 million for the nine months ended September 30, 2000. This decline primarily reflects a net loss on investments of $91 million and a $26 million decrease in net investment income.

Total investment contract deposits received increased to $673 million for the nine months ended September 30, 2001, compared to $498 million for the nine months ended September 30, 2000. This increase is primarily due to an increase in fixed annuity deposits received from sales.

Total revenues decreased to $123 million for the nine months ended September 30, 2001, compared to $238 million for nine months ended September 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 12% from the same period of the prior year, primarily due to lower investment yields reflecting credit-related yield adjustments on fixed maturity investments.

Policyholder and contractholder charges decreased 10% to $4.5 million for the nine months ended September 30, 2001, compared to $5.0 million for the nine months ended September 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 124% to $7.4 million for the nine months ended September 30, 2001, compared to $3.3 million for the nine months ended September 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $91 million for the nine months ended September 30, 2001, compared to a net gain of $0.4 million for the nine months ended September 30, 2000. The net loss for the nine months ended September 30, 2001 was composed of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities, a $20 million writedown in the second quarter to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities in the second quarter primarily reflecting management's decision to reduce and rebalance high-yield risk exposure in the fixed maturity investment portfolio during the second half of 2001 and $2 million of other net losses related to the disposal and write-down of investments.

Total benefits and expenses increased 2% to $211 million for the nine months ended September 30, 2001, compared to $206 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, decreased $7 million to $137 million for the nine months ended September 30, 2001, compared to $144 million for the nine months ended September 30, 2000, reflecting lower crediting rates.

Other operating expenses increased 50% to $39 million for the nine months ended September 30, 2001, compared to $26 million for the nine months ended September 30, 2000, primarily due business growth and technology costs related to growth initiatives.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

STEPHEN M. LOBO
Born in 1964
Vice President and Treasurer since September 2002; Vice President of Investment Risk Management and Treasurer, AEFC, since September 2002; Vice President of Investment Risk Management, AEFA, from September 2001; Treasurer, AEFA, from 2001 to present; Senior Vice President of the Treasury, U.S. Bancorp, from 1996 to 2001.

* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204


SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Financial Statements

Consolidated Balance Sheets
                                                                                                  September 30,  December 31,
                                                                                                      2002           2001
September 30, 2002 (In thousands, except share amounts)                                            (unaudited)
Assets
Investments:
   Available for sale:
      Fixed maturities, at fair value (amortized cost: 2002, $3,934,219; 2001, $3,282,893)         $4,101,039    $3,302,753
      Common stocks, at fair value (cost: 2002, $0; 2001, $172)                                            --           344
   Mortgage loans on real estate                                                                      601,867       654,209
   Other investments                                                                                    2,400         2,400
                                                                                                        -----         -----
      Total investments                                                                             4,705,306     3,959,706
Cash and cash equivalents                                                                             701,650       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,551         1,812
Accrued investment income                                                                              45,837        45,422
Deferred policy acquisition costs                                                                     260,506       217,923
Deferred income taxes                                                                                      --        32,132
Other assets                                                                                               14         8,527
Separate account assets                                                                               662,034       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $6,376,898    $5,275,681
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $4,943,734    $3,765,679
      Universal life-type insurance                                                                        12             3
   Policy claims and other policyholders' funds                                                        60,487         2,286
   Amounts due to brokers                                                                              42,736       225,127
   Deferred income taxes                                                                               14,634            --
   Other liabilities                                                                                   66,415        64,517
   Separate account liabilities                                                                       662,034       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             5,790,052     4,765,852
                                                                                                    ---------     ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized, 20,000
   shares issued and outstanding                                                                        3,000         3,000
   Additional paid-in capital                                                                         341,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 108,433        13,021
      Net unrealized derivative losses                                                                (15,338)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           93,095        (8,649)
   Retained earnings                                                                                  148,879       173,606
                                                                                                      -------       -------
         Total stockholder's equity                                                                   586,846       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $6,376,898    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Consolidated Statements of Income
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Revenues
Contractholder charges                                                                          $    4,778       $    4,516
Mortality, expense risk and other fees                                                               9,738            7,417
Net investment income                                                                              214,028          202,290
Net realized loss on investments                                                                      (775)         (90,744)
                                                                                                      ----          -------
     Total revenues                                                                                227,769          123,479
                                                                                                   -------          -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts                        151,879          137,416
Amortization of deferred policy acquisition costs                                                   36,848           33,989
Other insurance and operating expenses                                                              77,818           39,336
                                                                                                    ------           ------
     Total benefits and expenses                                                                   266,545          210,741
                                                                                                   -------          -------
Loss before income tax benefit                                                                     (38,776)         (87,262)
Income tax benefit                                                                                 (13,842)         (30,384)
                                                                                                   -------          -------
Net loss                                                                                         $ (24,934)       $ (56,878)
                                                                                                 =========        =========

See accompanying notes to consolidated financial statements.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS
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American Enterprise Life Insurance Company
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Consolidated Statements of Cash Flows
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Cash flows from operating activities
Net loss                                                                                       $   (24,934)       $ (56,878)
   Adjustments to reconcile net loss to net cash provided by operating activities:
     Change in accrued investment income                                                              (415)           9,821
     Change in other accounts receivable                                                               261             (175)
     Change in other assets                                                                          8,513          (11,364)
     Change in deferred policy acquisition costs, net                                              (42,583)         (13,973)
     Change in policy claims and other policyholders' funds                                         58,201           (1,171)
     Deferred income taxes                                                                          (7,814)          13,073
     Change in other liabilities                                                                     1,898           33,901
     Amortization of premium, net                                                                      169           13,543
     Net realized loss on investments                                                                  775           90,744
     Other, net                                                                                      8,920          (14,350)
                                                                                                     -----          -------
         Net cash provided by operating activities                                                   2,991           63,171
                                                                                                     -----           ------
Cash flows from investing activities
Fixed maturities available-for-sale:
   Purchases                                                                                    (1,733,730)        (832,391)
   Maturities, sinking fund payments and calls                                                     345,274          248,869
   Sales                                                                                           741,768          482,519
Other investments:
   Purchases                                                                                        (2,691)          (6,207)
   Sales                                                                                            50,437           43,693
Change in amounts due from broker                                                                   41,705              961
Change in amounts due to broker                                                                   (182,391)         (15,864)
                                                                                                  --------          -------
     Net cash used in investing activities                                                        (739,628)         (78,420)
                                                                                                  --------          -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                       1,465,983          561,392
   Surrenders and death benefits                                                                  (439,789)        (610,839)
   Interest credited to account balances                                                           151,879          136,422
                                                                                                   -------          -------
     Net cash provided by financing activities                                                   1,178,073           86,975
                                                                                                 ---------           ------
Net increase in cash and cash equivalents                                                          441,436           71,726
Cash and cash equivalents at beginning of period                                                   260,214           34,852
                                                                                                   -------           ------
Cash and cash equivalents at end of period                                                     $   701,650        $ 106,578
                                                                                               ===========        =========

See accompanying notes to consolidated financial statements.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Notes to Consolidated Financial Statements

September 30, 2002

(In thousands)

(unaudited)

1. GENERAL

The interim financial information in this report has not been audited. In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 2002, statements of income for the three months and nine months ended September 30, 2002 and 2001 and statements of cash flows for the nine months ended September 30, 2002 and 2001. Results of operations reported for the interim periods are not necessarily indicative of results for the entire year. The consolidated financial statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of the Company for the year ended December 31, 2001. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The Company is a stock life insurance company organized under the laws of the State of Indiana. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life) which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company serves residents of 48 states. American Enterprise REO 1, LLC is a wholly-owned subsidiary of the Company.

2. COMPREHENSIVE INCOME

Total comprehensive income was $56,074 and $41,297 for the three months and $76,810 and $39,624 for the nine months ended September 30, 2002 and 2001, respectively. The significant difference between net loss and total other comprehensive income is a result of unrealized gains that arose during the year on fixed maturity holdings.

3. STATEMENTS OF CASH FLOWS

Cash paid for interest on borrowings totaled $nil and $15 for the nine months ended September 30, 2002, and 2001, respectively. Cash paid for income taxes totaled $19,417 for the nine months ended September 30, 2002 compared to cash received of $27,192 for the nine months ended September 30, 2001.

4. ACCOUNTING DEVELOPMENTS

The Financial Accounting Standards Board is currently considering rules that could affect the future accounting for special purpose vehicles. Such vehicles could potentially include collateralized debt obligations, structured loan trusts, mutual funds, hedge funds and limited partnerships. The effect could include adjustments to current carrying values and/or consolidation of underlying assets and liabilities. While such rules would not change the economic value inherent in these operations, the financial statement effect of any changes cannot be determined until the rules are finalized.

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at September 30, 2002 aggregated $1,200.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. The Company is a named defendant in one of the suits. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, we reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001.

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American Enterprise Life Insurance Company
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Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
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Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
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Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
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Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
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Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
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The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


      Performance Information
      Calculating Annuity Payouts
      Rating Agencies
      Principal Underwriter
      Independent Auditors
      Financial Statements


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X RP
                                        -------
                                          CV

        PW = the partial withdrawal including any applicable withdrawal charge or MVA.
        CV = the contract value on the date of (but prior to) the partial withdrawal.
       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

   EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA  X  EPA
                                        --------     ---
                                          CV         RPA

        PW = the partial withdrawal including any applicable withdrawal charge or MVA.
        CV = the contract value on the date of (but prior to) the partial withdrawal.
       EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.
-  Contract values before any partial withdrawals are shown below.
-  On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.
-  On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                                  TOTAL PURCHASE PAYMENTS                        CONTRACT VALUE
---------------------------------------------------------------------------------------------------
Jan. 1, 2002                                $100,000                                   $100,000
Jan. 1, 2003                                 100,000                                    110,000
Jan. 1, 2004                                 100,000                                    115,000
Jan. 1, 2005                                 100,000                                    120,000
Jan. 1, 2006                                 100,000                                    115,000
Jan. 1, 2007                                 100,000                                    120,000
Jan. 1, 2008                                 200,000                                    225,000
Jan. 1, 2009                                 200,000                                    230,000
Jan. 1, 2010                                 200,000                                    235,000
Jan. 1, 2011                                 200,000                                    230,000
Jan. 1, 2012                                 200,000                                    235,000


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:
      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000  =  $8,333
                                                                        ------------------
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667  =  $8,156
                                                                        ------------------
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:
      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000  x  $100,000  =  $8,156
                                                                        ------------------     --------
      AND the five-year exclusion period minus the EPA adjusted              $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844  x      $91,844     =  $1,873
                                                                        -----------------        --------
      AND the five-year exclusion period minus the EPA                          $235,000         $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  45281 A (1/03)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                JANUARY 30, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 22
Rating Agencies                                                            p. 23
Principal Underwriter                                                      p. 23
Independent Auditors                                                       p. 23
Financial Statements                                                       p. 24

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:
                         P(1 + T)(TO THE POWER OF n)= ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                              --%             --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                                      --              --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                          (7.62)          (0.09)
WFDI2         Federal Income Fund (3/00; 9/99)                                     (3.79)           1.53
UGRO7         Growth Fund (1/03; 9/99)                                                --              --(b)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (24.67)         (21.17)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                              --              --(b)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                         --              --(b)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                      --              --(b)
UAAD7         Capital Development Fund, Series II Shares (1/03; 5/98)(3)              --              --(b)
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(4)                   --              --(b)
            ALLIANCE VP
UGIP7         Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                   --              --(b)
UPRG7         Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                      --              --(b)
UTEC7         Technology Portfolio (Class B) (1/03; 1/96)(7)                          --              --(b)
UAGR7         Total Return Portfolio (Class B) (1/03; 12/92)(8)                       --              --(b)
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)                 --              --(b)
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(9)                       --              --(b)
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                      --           (7.02)(d)
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                      --              --(b)
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                 (2.42)          16.54
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)                 (23.36)         (31.71)
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(10)                                                --              --(b)
WMSS2         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)            (3.18)           7.76
UINT7         Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)            --              --(b)
            MFS(R)
UGRS7         Investors Growth Stock Series - Service Class (1/03; 5/99)(12)          --              --(b)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(12)                   --              --(b)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(12)                    --              --(b)
USUT7         Utilities Series - Service Class (1/03; 1/95)(12)                       --              --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)               --              --(b)
WOGS2         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --              --(b)
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                        --              --(b)
UOSM7         Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)              --              --(b)
WSTB2         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                 --              --(b)
                                                                                            PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS      10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                           (2.61%)      1.98%        4.68%        7.56%
UCMG7         Cash Management Fund (1/03; 10/81)                                   (6.17)       1.92         1.86         3.74
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                          (7.62)         --           --        (2.36)
WFDI2         Federal Income Fund (3/00; 9/99)                                     (3.79)         --           --         1.45
UGRO7         Growth Fund (1/03; 9/99)                                            (37.56)         --           --       (20.28)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (24.67)       6.83           --         8.05
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                              --          --           --        (2.18)(c)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                     (20.84)         --           --       (18.77)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                      --          --           --        (6.12)(c)
UAAD7         Capital Development Fund, Series II Shares (1/03; 5/98)(3)          (16.89)         --           --         1.41
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(4)               (20.94)       6.66           --        10.63
            ALLIANCE VP
UGIP7         Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                (9.40)      11.48        12.04        11.02
UPRG7         Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                  (25.30)       9.43           --        12.81
UTEC7         Technology Portfolio (Class B) (1/03; 1/96)(7)                      (32.59)       9.33           --         9.34
UAGR7         Total Return Portfolio (Class B) (1/03; 12/92)(8)                    (9.97)       2.72           --         5.21
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)             (20.84)       7.27           --        12.84
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(9)                   (25.72)       8.46        10.54        10.93
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                  (12.74)         --           --        21.63
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                  (28.74)      (0.31)        3.19         3.45
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                 (2.42)       2.94         8.72         7.51
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)                 (23.36)       8.60           --        11.59
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(10)                                              3.00          --           --        (4.41)
WMSS2         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)            (3.18)       7.14           --         7.87
UINT7         Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)        (24.03)       1.62           --         6.93
            MFS(R)
UGRS7         Investors Growth Stock Series - Service Class (1/03; 5/99)(12)      (32.03)         --           --        (5.04)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(12)               (14.31)         --           --        10.88
UTRS7         Total Return Series - Service Class (1/03; 1/95)(12)                 (9.54)       7.21           --        10.36
USUT7         Utilities Series - Service Class (1/03; 1/95)(12)                   (31.56)       7.50           --        11.60
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)           (20.96)      11.13        12.40        11.63
WOGS2         Global Securities Fund/VA, Service Shares (5/02; 11/90)             (20.58)      12.29        11.10         9.99
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                     (7.74)      (0.10)        6.01         7.25
UOSM7         Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)           (9.87)         --           --         0.14
WSTB2         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)              (3.04)       1.82           --         3.24

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                     PERFORMANCE OF THE SUBACCOUNT                PERFORMANCE OF THE FUND
                                                                      SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT       1 YEAR    5 YEARS     10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(14)              --%         --%(b)       (15.34%)   4.93%       9.06%       10.07%
WIGR2         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(15)          (28.21)     (24.75)          (28.21)      --          --         6.57
UPRE7         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(16)              --          --(b)        (26.60)      --          --         2.24
WVIS2         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(15)          (39.87)     (35.85)          (39.87)      --          --         4.49

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND

SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                               --%           --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                                       --            --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                           (0.45)         3.54
WFDI2         Federal Income Fund (3/00; 9/99)                                       3.70          5.22
UGRO7         Growth Fund (1/03; 9/99)                                                 --            --(b)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (18.99)       (18.32)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                               --            --(b)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                          --            --(b)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                       --            --(b)
UAAD7         Capital Development Fund, Series II Shares (1/03; 5/98)(3)               --            --(b)
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(4)                    --            --(b)
            ALLIANCE VP
UGIP7         Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                    --            --(b)
UPRG7         Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                       --            --(b)
UTEC7         Technology Portfolio (Class B) (1/03; 1/96)(7)                           --            --(b)
UAGR7         Total Return Portfolio (Class B) (1/03; 12/92)(8)                        --            --(b)
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)                  --            --(b)
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(9)                        --            --(b)
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                       --          0.20(d)
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                       --            --(b)
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                   5.19         19.86
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)                  (17.56)       (29.22)
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(10)                                                 --            --(b)
WMSS2         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)              4.36         11.31
UINT7         Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)             --            --(b)
            MFS(R)
UGRS7         Investors Growth Stock Series - Service Class (1/03; 5/99)(12)           --            --(b)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(12)                    --            --(b)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(12)                     --            --(b)
USUT7         Utilities Series - Service Class (1/03; 1/95)(12)                        --            --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)                --            --(b)
WOGS2         Global Securities Fund/VA, Service Shares (5/02; 11/90)                  --            --(b)
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                         --            --(b)
UOSM7         Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)               --            --(b)
WSTB2         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                  --            --(b)
                                                                                               PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR        5 YEARS    10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                             4.98%         2.35%       4.68%        7.55%
UCMG7         Cash Management Fund (1/03; 10/81)                                     1.12          2.29        1.86         3.74
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                           (0.45)           --          --         0.05
WFDI2         Federal Income Fund (3/00; 9/99)                                       3.70            --          --         3.93
UGRO7         Growth Fund (1/03; 9/99)                                             (33.00)           --          --       (18.28)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (18.99)         7.14          --         8.04
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                               --            --          --         5.46(c)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                      (14.82)           --          --       (15.56)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                       --            --          --         1.17(c)
UAAD7         Capital Development Fund, Series II Shares (1/03; 5/98)(3)           (10.53)           --          --         2.42
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(4)                (14.94)         6.97          --        10.62
            ALLIANCE VP
UGIP7         Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                 (2.39)        11.74       12.04        11.02
UPRG7         Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                   (19.68)         9.71          --        12.80
UTEC7         Technology Portfolio (Class B) (1/03; 1/96)(7)                       (27.60)         9.61          --         9.33
UAGR7         Total Return Portfolio (Class B) (1/03; 12/92)(8)                     (3.01)         3.08          --         5.20
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)              (14.83)         7.57          --        12.83
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(9)                    (20.14)         8.75       10.54        10.92
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                    (6.02)           --          --        22.51
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                   (23.41)         0.04        3.19         3.44
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                   5.19          3.29        8.72         7.51
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)                  (17.56)         8.88          --        11.58
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(10)                                              11.00            --          --        (3.45)
WMSS2         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)              4.36          7.44          --         7.86
UINT7         Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)         (18.29)         1.98          --         6.92
            MFS(R)
UGRS7         Investors Growth Stock Series - Service Class (1/03; 5/99)(12)       (26.99)           --          --        (3.07)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(12)                 (7.73)           --          --        11.69
UTRS7         Total Return Series - Service Class (1/03; 1/95)(12)                  (2.54)         7.51          --        10.36
USUT7         Utilities Series - Service Class (1/03; 1/95)(12)                    (26.48)         7.80          --        11.59
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)            (14.96)        11.39       12.40        11.62
WOGS2         Global Securities Fund/VA, Service Shares (5/02; 11/90)              (14.54)        12.54       11.10         9.99
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                      (0.59)         0.27        6.01         7.24
UOSM7         Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)            (2.90)           --          --         1.15
WSTB2         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                4.52          2.19          --         3.24

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                     PERFORMANCE OF THE SUBACCOUNT              PERFORMANCE OF THE FUND
                                                                     SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                              1 YEAR     COMMENCEMENT      1 YEAR       5 YEARS     10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(14)              --%         --%(b)        (8.85%)      5.26%       9.06%     10.06%
WIGR2         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(15)          (22.84)     (22.06)          (22.84)         --          --       6.88
UPRE7         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(16)              --          --(b)        (21.09)         --          --       3.40
WVIS2         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(15)          (35.52)     (33.54)          (35.52)         --          --       4.82

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2001

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                           (1.30%)        1.92%
PCMG1         Cash Management Fund (11/99; 10/81)                                   (5.00)         0.39
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                          (6.37)        (2.57)
UFIF3         Federal Income Fund (5/00; 9/99)                                      (2.62)         2.19
UGRO3         Growth Fund (5/02; 9/99)                                                 --            --(b)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (23.59)       (10.56)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               --            --(b)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                      (19.74)       (17.30)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --            --(b)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(3)               --            --(b)
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                    --            --(b)
            ALLIANCE VP
UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (8.25)        (6.96)
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (24.22)       (27.11)
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(7)                       (31.54)       (37.54)
UAGR3         Total Return Portfolio (Class B) (5/02; 12/92)(8)                        --            --(b)
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                  --            --(b)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(9)                        --            --(b)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                       --         (6.02)(d)
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                       --            --(b)
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                  (1.25)        17.42
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                 (22.26)        (5.58)
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(10)                                              4.42         16.21
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)            (2.01)         6.73
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)         (22.94)       (14.30)
            MFS(R)
UGRS3         Investors Growth Stock Series - Service Class (5/00; 5/99)(12)       (30.97)       (23.62)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(12)                (13.18)        (8.13)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(12)                  (8.39)         1.29
PSUT1         Utilities Series - Service Class (10/00; 1/95)(12)                   (30.62)       (26.59)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                --            --(b)
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)                  --            --(b)
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                         --            --(b)
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)               --            --(b)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                  --            --(b)
                                                                                              PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                           (1.30%)      2.64%      6.05%         8.95%
PCMG1         Cash Management Fund (11/99; 10/81)                                   (5.00)       2.50       3.13          5.02
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                          (6.37)         --         --         (1.46)
UFIF3         Federal Income Fund (5/00; 9/99)                                      (2.62)         --         --          2.26
UGRO3         Growth Fund (5/02; 9/99)                                             (36.66)         --         --        (19.63)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (23.59)       7.53         --          8.74
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               --          --         --         (1.25)(c)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                      (19.74)         --         --        (18.09)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --          --         --         (5.22)(c)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(3)           (15.77)         --         --          1.92
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                (20.20)       6.86         --         11.43
            ALLIANCE VP
UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (8.25)      12.30      13.34         12.32
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (24.22)      10.20         --         14.11
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(7)                       (31.54)      10.09         --         10.12
UAGR3         Total Return Portfolio (Class B) (5/02; 12/92)(8)                     (8.82)       3.31         --          6.48
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)              (19.74)       7.99         --         13.95
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(9)                    (24.64)       9.21      11.84         12.23
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                   (11.60)         --         --         22.34
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                   (27.67)       0.21       4.46          4.72
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                  (1.25)       3.54      10.01          8.79
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                 (22.26)       9.32         --         12.59
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(10)                                              4.42          --         --          0.12
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)            (2.01)       7.85         --          8.47
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)         (22.94)       2.17         --          8.21
            MFS(R)
UGRS3         Investors Growth Stock Series - Service Class (5/00; 5/99)(12)       (30.97)         --         --         (4.16)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(12)                (13.18)         --         --         11.62
PSTR1         Total Return Series - Service Class (5/00; 1/95)(12)                  (8.39)       7.93         --         11.44
PSUT1         Utilities Series - Service Class (10/00; 1/95)(12)                   (30.62)       8.19         --         13.04
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)            (19.86)      11.93      13.70         12.93
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)              (19.48)      13.12      12.40         11.29
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                      (6.59)       0.40       7.29          8.53
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            (8.73)         --         --          0.60
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)               (1.87)       2.39         --          4.51

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                     PERFORMANCE OF THE SUBACCOUNT            PERFORMANCE OF THE FUND
                                                                     SINCE                                                SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT       1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(14)          (14.22%)     (4.80%)         (14.22%)      5.59%      10.35%     11.36%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(15)          (27.07)     (10.31)          (27.07)         --          --       7.38
UPRE3         Putnam VT Research Fund -
              Class IB Shares (5/02; 9/98)(16)               --          --(b)        (25.52)         --          --       2.69
UVIS3         Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(15)           (38.85)     (30.66)          (38.85)         --          --       5.11

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                            6.41%         5.00%
PCMG1         Cash Management Fund (11/99; 10/81)                                    2.39          3.48
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                           0.90          0.45
UFIF3         Federal Income Fund (5/00; 9/99)                                       4.98          7.09
UGRO3         Growth Fund (5/02; 9/99)                                                 --            --(b)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (17.81)        (7.80)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               --            --(b)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                      (13.63)       (13.37)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --            --(b)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(3)               --            --(b)
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                    --            --(b)
            ALLIANCE VP
UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (1.14)        (2.52)
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (18.50)       (23.66)
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(7)                       (26.45)       (34.60)
UAGR3         Total Return Portfolio (Class B) (5/02; 12/92)(8)                        --            --(b)
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                  --            --(b)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(9)                        --            --(b)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                       --          1.28(d)
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                       --            --(b)
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                   6.47         21.19
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                 (16.37)        (2.66)
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(10)                                             12.42         18.93
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)             5.64          9.71
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)         (17.11)       (10.23)
            MFS(R)
UGRS3         Investors Growth Stock Series - Service Class (5/00; 5/99)(12)       (25.84)       (20.01)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(12)                 (6.51)        (3.71)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(12)                  (1.29)         6.15
PSUT1         Utilities Series - Service Class (10/00; 1/95)(12)                   (25.46)       (21.83)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                --            --(b)
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)                  --            --(b)
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                         --            --(b)
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)               --            --(b)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                  --            --(b)
                                                                                             PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                            6.41%       3.70%       6.05%         8.94%
PCMG1         Cash Management Fund (11/99; 10/81)                                    2.39        3.57        3.13          5.01
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                           0.90          --          --          1.40
UFIF3         Federal Income Fund (5/00; 9/99)                                       4.98          --          --          5.17
UGRO3         Growth Fund (5/02; 9/99)                                             (32.02)         --          --        (17.27)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (17.81)       8.42          --          9.33
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               --          --          --          6.47(c)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                      (13.63)         --          --        (14.37)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --          --          --          2.15(c)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(3)            (9.31)         --          --          3.69
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                (14.13)       7.76          --         11.42
            ALLIANCE VP
UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (1.14)      13.04       13.34         12.32
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (18.50)      11.00          --         14.10
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(7)                       (26.45)      10.90          --         10.63
UAGR3         Total Return Portfolio (Class B) (5/02; 12/92)(8)                     (1.76)       4.35          --          6.48
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)              (13.63)       8.86          --         14.14
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(9)                    (18.96)      10.04       11.84         12.22
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                    (4.79)         --          --         23.85
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                   (22.25)       1.29        4.46          4.71
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                   6.47        4.56       10.01          8.79
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                 (16.37)      10.14          --         12.85
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(10)                                             12.42          --          --          1.91
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)             5.64        8.72          --          9.15
UINT3         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)         (17.11)       3.24          --          8.21
            MFS(R)
UGRS3         Investors Growth Stock Series - Service Class (5/00; 5/99)(12)       (25.84)         --          --         (1.83)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(12)                 (6.51)         --          --         13.01
PSTR1         Total Return Series - Service Class (5/00; 1/95)(12)                  (1.29)       8.80          --         11.65
PSUT1         Utilities Series - Service Class (10/00; 1/95)(12)                   (25.46)       9.05          --         13.23
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)            (13.76)      12.69       13.70         12.92
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)              (13.34)      13.84       12.40         11.28
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                       0.66        1.52        7.29          8.53
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            (1.66)         --          --          2.40
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                5.80        3.46          --          4.50

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                    PERFORMANCE OF THE SUBACCOUNT             PERFORMANCE OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR     COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(14)            (7.63%)     (1.86%)         (7.63%)      6.54%      10.35%     11.35%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(15)           (21.59)      (7.53)         (21.59)         --          --       8.26
UPRE3         Putnam VT Research Fund -
              Class IB Shares (5/02; 9/98)(16)                --          --(b)       (19.92)         --          --       4.66
UVIS3         Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(15)            (34.40)     (27.40)         (34.40)         --          --       6.07

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR         5 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                (2.37%)        2.24%         4.92%
EMS           Cash Management Fund (2/95; 10/81)                        (5.94)         2.18          2.57
WDEI5         Diversified Equity Income Fund (3/00; 9/99)               (7.39)           --          0.16
WFDI5         Federal Income Fund (3/00; 9/99)                          (3.55)           --          1.78
EVG           Growth Fund (5/00; 9/99)                                 (37.41)           --        (36.78)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                     (24.48)           --          4.51
WSVA5         Partners Small Cap Value Fund (5/02; 8/01)                   --            --            --(b)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                              --            --            --(b)
            AIM V.I.
WABA5         Basic Value Fund, Series II Shares (7/02; 9/01)(2)           --            --            --(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(3)                             --            --            --(b)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(4)                             --            --            --(b)
            ALLIANCE VP
WGIP5         Growth and Income Portfolio
              (Class B) (8/02; 1/91)(5)                                    --            --            --(b)
EPP           Premier Growth Portfolio
              (Class B) (9/99; 6/92)(6)                                (25.11)           --        (12.64)
ETC           Technology Portfolio
              (Class B) (9/99; 1/96)(7)                                (32.42)           --        (12.20)
WAGR5         Total Return Portfolio
              (Class B) (1/03; 12/92)(8)                                   --            --            --(b)
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(9)                              --            --            --(b)
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(9)                             --            --            --(b)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(9)                             --            --         (6.88)(d)
WFOV5         Overseas Portfolio
              Service Class 2 (1/03; 1/87)(9)                              --            --            --(b)
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(10)                                  (2.18)           --         11.40
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(10)                                (23.16)           --        (31.53)
WVAS5         Franklin Small Cap Value
              Securities Fund - Class 2 (3/02; 5/98)(10)                   --            --            --(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(10)                                 (2.94)           --          7.47
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(11)                                     --            --            --(b)
                                                                                   PERFORMANCE OF THE FUND
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR        5 YEARS       10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                (2.37%)        2.24%         4.93%         7.82%
EMS           Cash Management Fund (2/95; 10/81)                        (5.94)         2.18          2.08          3.98
WDEI5         Diversified Equity Income Fund (3/00; 9/99)               (7.39)           --            --         (2.12)
WFDI5         Federal Income Fund (3/00; 9/99)                          (3.55)           --            --          1.70
EVG           Growth Fund (5/00; 9/99)                                 (37.41)           --            --        (20.08)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                     (24.48)         7.10            --          8.31
WSVA5         Partners Small Cap Value Fund (5/02; 8/01)                   --            --            --         (2.08)(c)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                          (20.64)           --            --        (18.56)
            AIM V.I.
WABA5         Basic Value Fund, Series II Shares (7/02; 9/01)(2)           --            --            --         (6.05)(c)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(3)                         (16.68)           --            --          1.67
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(4)                         (20.74)         6.93            --         10.91
            ALLIANCE VP
WGIP5         Growth and Income Portfolio
              (Class B) (8/02; 1/91)(5)                                 (9.17)        11.76         12.32         11.30
EPP           Premier Growth Portfolio
              (Class B) (9/99; 6/92)(6)                                (25.11)         9.71            --         13.10
ETC           Technology Portfolio
              (Class B) (9/99; 1/96)(7)                                (32.42)         9.58            --          9.60
WAGR5         Total Return Portfolio
              (Class B) (1/03; 12/92)(8)                                (9.74)         2.99            --          5.47
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(9)                          (20.64)         7.55            --         13.13
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(9)                         (25.54)         8.74         10.82         11.21
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(9)                         (12.52)           --            --         21.95
WFOV5         Overseas Portfolio
              Service Class 2 (1/03; 1/87)(9)                          (28.56)        (0.06)         3.45          3.71
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(10)                                  (2.18)         3.21          8.99          7.78
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(10)                                (23.16)         8.87            --         11.87
WVAS5         Franklin Small Cap Value
              Securities Fund - Class 2 (3/02; 5/98)(10)                 3.29            --            --         (0.20)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(10)                                 (2.94)         7.42            --          8.14
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(11)                                 (23.84)         1.90            --          7.21

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                 SINCE
SUBACCOUNT INVESTING IN:                                  1 YEAR            5 YEARS           COMMENCEMENT
            MFS(R)
WGRS5         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(12)                 --%               --%                  --%(b)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(12)                 --                --                   --(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(12)                 --                --                   --(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(12)                 --                --                   --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                    --                --                   --(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                   --                --                   --(b)
WOHI5         High Income Fund/VA,
              Service Shares (1/03; 4/86)                    --                --                   --(b)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                    --                --                   --(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(13)                --                --                   --(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(14)          (15.13)               --                 2.63
EPL           Putnam VT International Growth Fund -
              Class IB Shares (9/99; 1/97)(15)           (28.03)               --                (5.39)
WPRE5         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(16)               --                --                   --(b)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(15)           (39.72)               --               (10.07)
                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR            5 YEARS           10 YEARS              COMMENCEMENT
            MFS(R)
WGRS5         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(12)             (31.86%)              --%                 --%                  (4.80%)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(12)             (14.10)               --                  --                   11.18
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(12)              (9.31)             7.49                  --                   10.64
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(12)             (31.50)             7.74                  --                   12.22
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                (20.76)            11.41               12.68                   11.91
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)               (20.38)            12.57               11.38                   10.27
WOHI5         High Income Fund/VA,
              Service Shares (1/03; 4/86)                 (7.51)             0.16                6.28                    7.52
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                 (9.64)               --                  --                    0.39
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(13)             (2.80)             2.08                  --                    3.50
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(14)          (15.13)             5.19                9.27                   10.27
EPL           Putnam VT International Growth Fund -
              Class IB Shares (9/99; 1/97)(15)           (28.03)               --                  --                    6.85
WPRE5         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(16)           (26.42)               --                  --                    2.51
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(15)           (39.72)               --                  --                    4.75

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND FHE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR           5 YEARS       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                5.25%             2.61%           4.92%
EMS           Cash Management Fund (2/95; 10/81)                        1.37              2.54            2.57
WDEI5         Diversified Equity Income Fund (3/00; 9/99)              (0.20)               --            3.80
WFDI5         Federal Income Fund (3/00; 9/99)                          3.96                --            5.47
EVG           Growth Fund (5/00; 9/99)                                (32.83)               --          (34.33)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                    (18.78)               --            4.92
WSVA5         Partners Small Cap Value Fund (5/02; 8/01)                  --                --              --(b)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                             --                --              --(b)
            AIM V.I.
WABA5         Basic Value Fund, Series II Shares (7/02; 9/01)(2)          --                --              --(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(3)                            --                --              --(b)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(4)                            --                --              --(b)
            ALLIANCE VP
WGIP5         Growth and Income Portfolio
              (Class B) (8/02; 1/91)(5)                                   --                --              --(b)
EPP           Premier Growth Portfolio
              (Class B) (9/99; 6/92)(6)                               (19.47)               --          (10.46)
ETC           Technology Portfolio
              (Class B) (9/99; 1/96)(7)                               (27.42)               --           (9.96)
WAGR5         Total Return Portfolio
              (Class B) (1/03; 12/92)(8)                                  --                --              --(b)
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(9)                             --                --              --(b)
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(9)                            --                --              --(b)
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(9)                            --                --            0.34(d)
WFOV5         Overseas Portfolio
              Service Class 2 (1/03; 1/87)(9)                             --                --              --(b)
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(10)                                  5.46                --           13.66
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(10)                               (17.35)               --          (29.04)
WVAS5         Franklin Small Cap Value
              Securities Fund - Class 2 (3/02; 5/98)(10)                  --                --              --(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(10)                                 4.63                --            9.84
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(11)                                    --                --              --(b)
                                                                                    PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR             5 YEARS        10 YEARS        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                5.25%             2.61%           4.93%             7.82%
EMS           Cash Management Fund (2/95; 10/81)                        1.37              2.54            2.08              3.98
WDEI5         Diversified Equity Income Fund (3/00; 9/99)              (0.20)               --              --              0.30
WFDI5         Federal Income Fund (3/00; 9/99)                          3.96                --              --              4.19
EVG           Growth Fund (5/00; 9/99)                                (32.83)               --              --            (18.08)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                    (18.78)             7.40              --              8.30
WSVA5         Partners Small Cap Value Fund (5/02; 8/01)                  --                --              --              5.56(c)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                         (14.61)               --              --            (15.35)
            AIM V.I.
WABA5         Basic Value Fund, Series II Shares (7/02; 9/01)(2)          --                --              --              1.25(c)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(3)                        (10.30)               --              --              2.68
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(4)                        (14.72)             7.24              --             10.90
            ALLIANCE VP
WGIP5         Growth and Income Portfolio
              (Class B) (8/02; 1/91)(5)                                (2.14)            12.02           12.32             11.29
EPP           Premier Growth Portfolio
              (Class B) (9/99; 6/92)(6)                               (19.47)             9.99              --             13.09
ETC           Technology Portfolio
              (Class B) (9/99; 1/96)(7)                               (27.42)             9.86              --              9.59
WAGR5         Total Return Portfolio
              (Class B) (1/03; 12/92)(8)                               (2.76)             3.34              --              5.47
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio
              Service Class 2 (8/02; 1/95)(9)                         (14.61)             7.85              --             13.12
WFGR5         Growth Portfolio
              Service Class 2 (3/02; 10/86)(9)                        (19.93)             9.02           10.82             11.20
WMDC5         Mid Cap Portfolio
              Service Class 2 (5/01; 12/98)(9)                         (5.78)               --              --             22.82
WFOV5         Overseas Portfolio
              Service Class 2 (1/03; 1/87)(9)                         (23.22)             0.29            3.45              3.71
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(10)                                  5.46              3.56            8.99              7.77
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(10)                               (17.35)             9.16              --             11.86
WVAS5         Franklin Small Cap Value
              Securities Fund - Class 2 (3/02; 5/98)(10)               11.29                --              --              0.80
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(10)                                 4.63              7.72              --              8.14
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(11)                                (18.09)             2.26              --              7.20

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                       PERFORMANCE OF THE SUBACCOUNT          PERFORMANCE OF THE FUND
                                                                           SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                              1 YEAR   5 YEARS COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS   COMMENCEMENT
            MFS(R)
WGRS5          Investors Growth Stock Series -
               Service Class (1/03; 5/99)(12)              --%     --%      --%(b)     (26.80%)      --%       --%       (2.83%)
WSND5          New Discovery Series -
               Service Class (3/02; 5/98)(12)              --      --       --(b)       (7.50)       --        --        11.99
WSTR5          Total Return Series -
               Service Class (3/02; 1/95)(12)              --      --       --(b)       (2.29)     7.78        --        10.64
WSUT5          Utilities Series -
               Service Class (3/02; 1/95)(12)              --      --       --(b)      (26.42)     8.03        --        12.21
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5          Capital Appreciation Fund/VA,
               Service Shares (8/02; 4/85)                 --      --       --(b)      (14.74)    11.67     12.68        11.90
WOGS5          Global Securities Fund/VA,
               Service Shares (5/02; 11/90)                --      --       --(b)      (14.32)    12.82     11.38        10.26
WOHI5          High Income Fund/VA,
               Service Shares (1/03; 4/86)                 --      --       --(b)       (0.34)     0.52      6.28         7.51
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                 --      --       --(b)       (2.66)       --        --         1.40
WSTB5          Strategic Bond Fund/VA,
               Service Shares (5/02; 5/93)(13)             --      --       --(b)        4.79      2.45        --         3.50
            PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(14)       (8.62)      --     3.78          (8.62)     5.52      9.27        10.26
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(15)       (22.64)      --    (3.04)        (22.64)       --        --         7.16
WPRE5          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)           --       --       --(b)      (20.89)       --        --         3.66
EPT            Putnam VT Vista Fund -
               Class IB Shares (8/99; 1/97)(15)       (35.35)      --    (7.91)        (35.35)       --        --         5.07

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR          COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                             --%               --%(b)
UCMG1         Cash Management Fund (5/00; 10/81)                                  (4.78)            (1.29)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                            --                --(b)
UFIF1         Federal Income Fund (5/00; 9/99)                                    (2.64)             2.42
UGRO1         Growth Fund (5/02; 9/99)                                               --                --(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (23.40)           (19.92)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                             --                --(b)
USPF1         S&P 500 Index Fund (5/00; 5/00)                                    (19.54)           (17.10)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                     --                --(b)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(3)             --                --(b)
UAVA1         Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                  --                --(b)
            ALLIANCE VP
UGIP1         Growth and Income Portfolio (Class B) (5/00; 1/91)(5)               (8.02)            (6.73)
UPRG1         Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                 (24.03)           (26.93)
UTEC1         Technology Portfolio (Class B) (5/00; 1/96)(7)                     (31.37)           (37.39)
UAGR1         Total Return Portfolio (Class B) (5/02; 12/92)(8)                      --                --(b)
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                --                --(b)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(9)                      --                --(b)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                     --                --(b)
UFOV1         Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                     --                --(b)
            FTVIPT
URES1         Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                   --                --(b)
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)                (22.07)           (20.13)
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(10)                                               --                --(b)
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)           (1.77)             4.87
UINT1         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)       (22.75)           (14.08)
            MFS(R)
UGRS1         Investors Growth Stock Series - Service Class (5/00; 5/99)(12)     (30.80)           (23.43)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(12)              (12.97)            (7.87)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(12)                (8.16)             1.53
USUT1         Utilities Series - Service Class (5/02; 1/95)(12)                      --                --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)              --                --(b)
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                --                --(b)
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                       --                --(b)
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)             --                --(b)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                --                --(b)
                                                                                             PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                     1 YEAR        5 YEARS     10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                          (1.19%)        2.82%        6.22%         9.12%
UCMG1         Cash Management Fund (5/00; 10/81)                                  (4.78)         2.75         3.38          5.27
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                         (6.23)           --           --         (1.32)
UFIF1         Federal Income Fund (5/00; 9/99)                                    (2.64)           --           --          2.56
UGRO1         Growth Fund (5/02; 9/99)                                           (36.37)           --           --        (19.27)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (23.40)         7.82           --          9.03
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                             --            --           --         (1.15)(c)
USPF1         S&P 500 Index Fund (5/00; 5/00)                                    (19.54)           --           --        (17.89)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                     --            --           --         (5.15)(c)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(3)         (15.56)           --           --          2.19
UAVA1         Premier Equity Fund, Series II Shares (5/02; 5/93)(4)              (19.64)         7.64           --         12.21
            ALLIANCE VP
UGIP1         Growth and Income Portfolio (Class B) (5/00; 1/91)(5)               (8.02)        12.59        13.62         12.61
UPRG1         Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                 (24.03)        10.49           --         14.40
UTEC1         Technology Portfolio (Class B) (5/00; 1/96)(7)                     (31.37)        10.38           --         10.41
UAGR1         Total Return Portfolio (Class B) (5/02; 12/92)(8)                   (8.59)         3.59           --          6.75
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)            (19.54)         8.27           --         14.24
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(9)                  (24.46)         9.49        12.12         12.51
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                 (11.38)           --           --         22.66
UFOV1         Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                 (27.49)         0.46         4.72          4.98
            FTVIPT
URES1         Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                (1.00)         3.81        10.28          9.06
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)                (22.07)         9.61           --         12.89
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(10)                                             4.59            --           --          0.34
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)           (1.77)         8.13           --          8.75
UINT1         Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)       (22.75)         2.44           --          8.48
            MFS(R)
UGRS1         Investors Growth Stock Series - Service Class (5/00; 5/99)(12)     (30.80)           --           --         (3.92)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(12)              (12.97)           --           --         11.90
UTRS1         Total Return Series - Service Class (5/00; 1/95)(12)                (8.16)         8.21           --         11.72
USUT1         Utilities Series - Service Class (5/02; 1/95)(12)                  (30.33)         8.51           --         12.98
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)          (19.66)        12.22        13.99         13.21
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)            (19.27)        13.41        12.68         11.57
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                    (6.36)         0.65         7.56          8.80
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (8.50)           --           --          0.85
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)             (1.62)         2.66           --          4.77

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                     PERFORMANCE OF THE SUBACCOUNT            PERFORMANCE OF THE FUND
                                                                      SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS    10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(14)           (14.00%)     (5.23%)         (14.00%)     5.86%      10.63%     11.64%
UIGR1         Putnam VT International Growth Fund -
              Class IB Shares (5/02; 1/97)(15)               --          --(b)        (26.96)        --          --       7.55
UPRE1         Putnam VT Research Fund -
              Class IB Shares (5/02; 9/98)(16)               --          --(b)        (25.34)        --          --       2.96
UVIS1         Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(15)           (38.70)     (30.48)          (38.70)        --          --       5.39

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2001

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                            --%            --%(b)
UCMG1          Cash Management Fund (5/00; 10/81)                                  2.64           3.47
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                           --             --(b)
UFIF1          Federal Income Fund (5/00; 9/99)                                    4.96           7.31
UGRO1          Growth Fund (5/02; 9/99)                                              --             --(b)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (17.61)        (16.11)
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                            --             --(b)
USPF1          S&P 500 Index Fund (5/00; 5/00)                                   (13.41)        (13.15)
            AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                    --             --(b)
UAAD1          Capital Development Fund, Series II Shares (5/02; 5/98)(3)            --             --(b)
UAVA1          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                 --             --(b)
            ALLIANCE VP
UGIP1          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)              (0.89)         (2.28)
UPRG1          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                (18.29)        (23.47)
UTEC1          Technology Portfolio (Class B) (5/00; 1/96)(7)                    (26.27)        (34.43)
UAGR1          Total Return Portfolio (Class B) (5/02; 12/92)(8)                     --             --(b)
            FIDELITY(R) VIP
UFCO1          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)               --             --(b)
UFGR1          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                     --             --(b)
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                    --             --(b)
UFOV1          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                    --             --(b)
            FTVIPT
URES1          Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                  --             --(b)
USMC1          Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)               (16.16)        (16.31)
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                              --             --(b)
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)           5.90           9.70
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)      (16.90)        (10.00)
            MFS(R)
UGRS1          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)    (25.65)        (19.81)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(12)              (6.27)         (3.45)
UTRS1          Total Return Series - Service Class (5/00; 1/95)(12)               (1.04)          6.41
USUT1          Utilities Series - Service Class (5/02; 1/95)(12)                     --             --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             --             --(b)
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)               --             --(b)
UOHI1          High Income Fund/VA, Service Shares (5/02; 4/86)                      --             --(b)
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            --             --(b)
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)               --             --(b)
                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS    10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                          6.53%          3.87%      6.22%           9.11%
UCMG1          Cash Management Fund (5/00; 10/81)                                  2.64           3.81       3.38            5.27
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                         1.05             --         --            1.55
UFIF1          Federal Income Fund (5/00; 9/99)                                    4.96             --         --            5.45
UGRO1          Growth Fund (5/02; 9/99)                                          (31.71)            --         --          (16.90)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (17.61)          8.69         --            9.60
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                            --             --         --            6.57(c)
USPF1          S&P 500 Index Fund (5/00; 5/00)                                   (13.41)            --         --          (14.16)
            AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                    --             --         --            2.23(c)
UAAD1          Capital Development Fund, Series II Shares (5/02; 5/98)(3)         (9.09)            --         --            3.95
UAVA1          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)             (13.52)          8.52         --           12.20
            ALLIANCE VP
UGIP1          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)              (0.89)         13.32      13.62           12.60
UPRG1          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                (18.29)         11.28         --           14.39
UTEC1          Technology Portfolio (Class B) (5/00; 1/96)(7)                    (26.27)         11.18         --           10.90
UAGR1          Total Return Portfolio (Class B) (5/02; 12/92)(8)                  (1.51)          4.61         --            6.74
            FIDELITY(R) VIP
UFCO1          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)           (13.41)          9.13         --           14.43
UFGR1          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                 (18.76)         10.32      12.12           12.50
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                 (4.55)            --         --           24.16
UFOV1          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                (22.06)          1.55       4.72            4.98
            FTVIPT
URES1          Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                6.74           4.82      10.28            9.06
USMC1          Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)               (16.16)         10.43         --           13.14
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                           12.59             --         --            2.13
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)           5.90           8.99         --            9.42
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)      (16.90)          3.50         --            8.48
            MFS(R)
UGRS1          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)    (25.65)            --         --           (1.58)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(12)              (6.27)            --         --           13.28
UTRS1          Total Return Series - Service Class (5/00; 1/95)(12)               (1.04)          9.07         --           11.93
USUT1          Utilities Series - Service Class (5/02; 1/95)(12)                 (25.14)          9.36         --           13.17
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)         (13.55)         12.97      13.99           13.20
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)           (13.12)         14.13      12.68           11.56
UOHI1          High Income Fund/VA, Service Shares (5/02; 4/86)                    0.92           1.78       7.56            8.80
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)         (1.41)            --         --            2.66
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)             6.06           3.71         --            4.76

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE
FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                         PERFORMANCE OF THE SUBACCOUNT           PERFORMANCE OF THE FUND
                                                                         SINCE                                            SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR   COMMENCEMENT      1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(14)               (7.40%)     (0.71%)       (7.40%)      6.80%      10.63%     11.63%
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(15)                  --          --(b)     (21.47)         --          --       8.43
UPRE1          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                  --          --(b)     (19.71)         --          --       4.93
UVIS1          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)              (34.24)     (27.21)       (34.24)         --          --       6.34

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


NOTES TO THE PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; commencement date of the fund).

(2) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(3) Performance shown for periods prior to the inception date of the Series II class of shares (8/21/01) reflect the historical results of the Series I class (5/1/98), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(4) Performance shown for periods prior to the inception date of the Series II class of shares (9/19/01) reflect the historical results of the Series I class (5/5/93), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(5) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until Jan.14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan.14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(8) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001 Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(11) Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(12) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(13) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(14) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(16) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:            P = a hypothetical initial payment of $1,000
                ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares. It does not include:

- the effect of any applicable withdrawal charge, or o any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             ----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT              INVESTING IN:                                            SIMPLE YIELD
PBND1                   AXP(R) Variable Portfolio - Bond Fund                        5.66%
ESI                     AXP(R) Variable Portfolio - Bond Fund                        5.67%
SBND1                   AXP(R) Variable Portfolio - Bond Fund                        5.76%
UFIF1                   AXP(R) Variable Portfolio - Federal Income Fund              5.59%
UFIF2                   AXP(R) Variable Portfolio - Federal Income Fund              5.49%
UFIF3                   AXP(R) Variable Portfolio - Federal Income Fund              5.60%
UFIF4                   AXP(R) Variable Portfolio - Federal Income Fund              5.59%
WFDI5                   AXP(R) Variable Portfolio - Federal Income Fund              5.66%
SFDI1                   AXP(R) Variable Portfolio - Federal Income Fund              5.81%
WFDI2                   AXP(R) Variable Portfolio - Federal Income Fund              5.68%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                              www.ambest.com
Fitch                                                  www.fitchratings.com
Moody's                                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002                                                    UBND1        UBND2       PBND1        UBND4        ESI

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $64,826     $220,258    $204,142    $315,160  $11,517,026
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $65,690     $223,134    $207,119    $318,929  $11,099,579
Dividends receivable                                                    266          821         856       1,254       48,837
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          153          --         830           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         65,956      224,108     207,975     321,013   11,148,416
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        47          161         193         309       12,542
   Issue and administrative expense charge                                8           25          26          39        1,505
   Contract terminations                                                 --           --          --          --        2,945
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        55          186         219         348       16,992
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               65,901      223,922     207,756     320,665   11,117,524
Net assets applicable to contracts in payment period                     --           --          --          --       13,900
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================
Accumulation units outstanding                                       63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.04       $1.16       $1.04        $1.53
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,003,878     $737,442  $2,965,452  $2,707,514   $3,315,670
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,014,347     $737,435  $2,965,415  $2,707,497   $3,315,658
Dividends receivable                                                  5,123          521       2,267       1,753        2,531
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          819          --         674           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,019,470      738,775   2,967,682   2,709,924    3,318,189
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,540          510       2,478       2,227        3,492
   Issue and administrative expense charge                              159           90         391         304          437
   Contract terminations                                              2,118           --          --          --       30,519
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,817          600       2,869       2,531       34,448
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,015,653      738,175   2,964,813   2,707,393    3,283,741
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================
Accumulation units outstanding                                      894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================
Net asset value per accumulation unit                                 $1.14        $1.06       $1.01       $1.08        $1.05
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EMS         SCMG1       UDEI1        UDEI2       PDEI1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                      $10,774,913  $13,416,429     $20,069    $140,811     $509,076
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                              $10,774,903  $13,416,402     $20,381    $146,257     $432,514
Dividends receivable                                                  7,328       10,759          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       35,164       44,561          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,817,395   13,471,722      20,381     146,459      432,514
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    10,388       17,928          14         103          417
   Issue and administrative expense charge                            1,246        1,855           2          16           57
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11,634       19,783          16         119          474
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                           10,805,747   13,451,939      20,365     146,340      432,040
Net assets applicable to contracts in payment period                     14           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================
Accumulation units outstanding                                    8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================
Net asset value per accumulation unit                                 $1.26        $1.04       $0.78       $0.78        $0.81
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UDEI4        WDEI5       SDEI1        WDEI2       UFIF1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $233,081     $230,497    $247,938     $36,373     $745,740
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $241,196     $199,769    $211,731     $30,953     $750,137
Dividends receivable                                                     --           --          --          --        1,821
Accounts receivable from American Enterprise Life
for contract purchase payments                                          900        7,108          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        242,096      206,877     211,731      30,953      751,958
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       235          192         269          41          552
   Issue and administrative expense charge                               29           23          28           4           98
   Contract terminations                                                 --           --      57,615          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       264          215      57,912          45          650
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              241,832      206,662     153,819      30,908      751,308
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $241,832     $206,662    $153,819     $30,908     $751,308
=============================================================================================================================
Accumulation units outstanding                                      309,286      237,913     178,949      35,832      644,887
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.87       $0.86       $0.86        $1.17
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFIF2        UFIF3       UFIF4        WFDI5       SFDI1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $6,066,389   $1,976,871  $6,249,561    $284,135     $522,421
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $6,153,596   $2,011,612  $6,322,065    $287,795     $526,870
Dividends receivable                                                 15,628        4,925      14,076         785        1,415
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          218       3,365          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,169,224    2,016,755   6,339,506     288,580      528,285
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     5,295        1,935       6,046         351          728
   Issue and administrative expense charge                              836          264         756          42           75
   Contract terminations                                                 --           --          --         961       68,310
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6,131        2,199       6,802       1,354       69,113
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            6,163,093    2,014,556   6,332,704     287,226      459,172
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $6,163,093   $2,014,556  $6,332,704    $287,226     $459,172
=============================================================================================================================
Accumulation units outstanding                                    5,335,768    1,729,338   5,451,045     248,245      396,901
=============================================================================================================================
Net asset value per accumulation unit                                 $1.16        $1.16       $1.16       $1.16        $1.16
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WFDI2        UGRO1       UGRO2        UGRO3       UGRO4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,294,494          $32      $7,165         $--          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,321,732          $28      $7,119         $--          $--
Dividends receivable                                                  3,261           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --
----------------------------------------------------------------------------------------------------------------
Total assets                                                      1,324,993           28       7,119          --           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,746           --           3          --           --
   Issue and administrative expense charge                              175           --          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,921           --           3          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,323,072           28       7,116          --           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,323,072          $28      $7,116         $--          $--
==============================================================================================================================
Accumulation units outstanding                                    1,155,299           34       8,766          --           --
=============================================================================================================================
Net asset value per accumulation unit                                 $1.15        $0.81       $0.81       $0.81        $0.81
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EVG         SGRO1       UNDM1        UNDM2       PNDM1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $179,215     $402,044     $61,129    $443,015   $3,852,324
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $98,717     $181,745     $55,895    $411,517   $2,723,744
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --       1,079           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         98,717      181,745      55,895     412,596    2,723,744
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        99          228          39         316        2,570
   Issue and administrative expense charge                               12           23           7          50          351
   Contract terminations                                                 --           --          --          --       25,003
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       111          251          46         366       27,924
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               98,606      181,494      55,849     412,230    2,665,088
Net assets applicable to contracts in payment period                     --           --          --          --       30,732
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $98,606     $181,494     $55,849    $412,230   $2,695,820
=============================================================================================================================
Accumulation units outstanding                                      269,697      476,463      95,358     704,303    4,062,591
=============================================================================================================================
Net asset value per accumulation unit                                 $0.37        $0.38       $0.59       $0.59        $0.66
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UNDM4         EGD        SNDM1        WNDM2       USVA1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $435,863   $5,769,444  $1,654,069    $321,230      $16,054
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $390,974   $3,838,918  $1,192,371    $197,030      $16,186
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        5,614       10,329          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        396,588    3,849,247   1,192,371     197,030       16,186
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       367        4,192       1,635         259           12
   Issue and administrative expense charge                               46          503         169          26            2
   Contract terminations                                                 --           --         140          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       413        4,695       1,944         285           14
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              396,175    3,844,552   1,190,427     196,745       16,172
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $396,175   $3,844,552  $1,190,427    $196,745      $16,172
=============================================================================================================================
Accumulation units outstanding                                      682,651    3,938,306   2,096,659     363,376       20,501
=============================================================================================================================
Net asset value per accumulation unit                                 $0.58        $0.98       $0.57       $0.54        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USVA2        WSVA6       USVA4        WSVA5       WSVA8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $51,036      $23,484     $33,576     $25,273       $3,096
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $52,504      $21,811     $34,764     $24,365       $3,069
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           40           --         533       2,987           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         52,544       21,811      35,297      27,352        3,069
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        41           21          31          25            5
   Issue and administrative expense charge                                6            3           4           3           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        47           24          35          28            5
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               52,497       21,787      35,262      27,324        3,064
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $52,497      $21,787     $35,262     $27,324       $3,064
=============================================================================================================================
Accumulation units outstanding                                       66,572       27,547      44,777      34,584        3,201
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.79       $0.79       $0.79        $0.96
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSVA2        USPF1       USPF2        USPF3       USPF4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--     $247,240  $2,934,792  $1,656,095   $3,645,864
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--     $221,224  $2,445,712  $1,403,895   $3,025,331
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           47       3,104          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --      221,271   2,448,816   1,403,895    3,025,331
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --          161       2,025       1,347        3,158
   Issue and administrative expense charge                               --           28         320         184          395
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --          189       2,345       1,531        3,553
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --      221,081   2,446,471   1,398,455    3,021,778
Net assets applicable to contracts in payment period                     --            1          --       3,909           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--     $221,082  $2,446,471  $1,402,364   $3,021,778
=============================================================================================================================
Accumulation units outstanding                                           --      359,562   3,995,152   2,289,816    4,960,170
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.61       $0.61       $0.61        $0.61
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UABA1        UABA2       UABA3        UABA4       WABA5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $85,887     $544,540     $69,193    $396,598      $10,166
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $85,567     $539,159     $67,915    $391,134      $10,215
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          193          --       6,079           --
Receivable from mutual funds and portfolios
for share redemptions                                                    70          458          66         344           11
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         85,637      539,810      67,981     397,557       10,226
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        59          396          58         306           10
   Issue and administrative expense charge                               11           62           8          38            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          193          --       6,079           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        70          651          66       6,423           11
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               85,567      539,159      67,915     391,134       10,215
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $85,567     $539,159     $67,915    $391,134      $10,215
=============================================================================================================================
Accumulation units outstanding                                      112,917      711,278      89,669     516,794       10,737
=============================================================================================================================
Net asset value per accumulation unit                                 $0.76        $0.76       $0.76       $0.76        $0.95
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WABA8        UAAD1       UAAD2        UAAD3       UAAD4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $17      $23,343         $--     $21,203      $13,258
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $17      $22,768         $--     $21,262      $13,154
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           19          --           3            3
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             17       22,787          --      21,265       13,157
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           16          --           3            3
   Issue and administrative expense charge                               --            3          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           19          --           3            3
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   17       22,768          --      21,262       13,154
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $17      $22,768         $--     $21,262      $13,154
=============================================================================================================================
Accumulation units outstanding                                           18       30,326          --      28,363       17,558
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.75       $0.75       $0.75        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WAAD5        WAAD8       UAVA1        UAVA2       UAVA3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--          $--      $2,649     $24,172          $27
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--          $--      $2,507     $23,153          $22
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --           2          21            1
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --           --       2,509      23,174           23
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --           2          18           --
   Issue and administrative expense charge                               --           --          --           3           --
   Contract terminations                                                 --           --          --          --            1
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           --           2          21            1
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --           --       2,507      23,153           22
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--          $--      $2,507     $23,153          $22
=============================================================================================================================
Accumulation units outstanding                                           --           --       3,221      29,767           29
=============================================================================================================================
Net asset value per accumulation unit                                 $0.94        $0.94       $0.78       $0.78        $0.78
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UAVA4        WAVA5       WAVA8        UGIP1       UGIP2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                             $442          $--         $--  $1,191,927   $7,603,352
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                     $416          $--         $--    $996,251   $6,104,915
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          141           --          --         105        2,566
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --         865        5,856
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                            557           --          --     997,221    6,113,337
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --          --         735        5,057
   Issue and administrative expense charge                               --           --          --         130          799
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               141           --          --         105        2,566
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       141           --          --         970        8,422
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                  416           --          --     996,251    6,104,915
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                       $416          $--         $--    $996,251   $6,104,915
=============================================================================================================================
Accumulation units outstanding                                          535           --          --   1,341,385    8,240,945
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.74       $0.74       $0.74        $0.74
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGIP3        UGIP4       WGIP5        WGIP8       UPRG1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $3,645,994  $10,110,368      $2,083      $1,107     $620,949
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $2,880,686   $8,027,175      $2,120      $1,076     $449,521
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --       13,625          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 3,239        9,424           3           2          395
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,883,925    8,050,224       2,123       1,078      449,916
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     2,850        8,377           3           2          336
   Issue and administrative expense charge                              389        1,047          --          --           59
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --       13,625          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,239       23,049           3           2          395
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            2,876,366    8,027,175       2,120       1,076      449,521
Net assets applicable to contracts in payment period                  4,320           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $2,880,686   $8,027,175      $2,120      $1,076     $449,521
=============================================================================================================================
Accumulation units outstanding                                    3,897,922   10,906,192       2,223       1,129    1,002,649
=============================================================================================================================
Net asset value per accumulation unit                                 $0.74        $0.74       $0.95       $0.95        $0.45
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UPRG2        UPRG3       UPRG4         EPP        SPGR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $2,941,075   $1,378,049  $5,027,796  $2,107,797   $3,888,559
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,993,594     $909,470  $3,422,848  $1,237,662   $2,207,451
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           13          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,904        1,032       5,821       5,097       37,233
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,995,498      910,515   3,428,669   1,242,759    2,244,684
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,644          908       3,599       1,402        2,963
   Issue and administrative expense charge                              260          124         450         168          306
   Contract terminations                                                 --           --       1,772       3,527       33,964
Payable to mutual funds and portfolios
for investments purchased                                                --           13          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,904        1,045       5,821       5,097       37,233
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,993,594      909,470   3,422,848   1,237,662    2,207,451
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,993,594     $909,470  $3,422,848  $1,237,662   $2,207,451
=============================================================================================================================
Accumulation units outstanding                                    4,458,868    2,042,048   7,705,539   2,311,533    4,630,805
=============================================================================================================================
Net asset value per accumulation unit                                 $0.45        $0.45       $0.44       $0.54        $0.48
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UTEC1        UTEC2       UTEC3        UTEC4        ETC

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $202,926     $813,936    $411,542  $1,340,754   $1,821,739
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $109,721     $450,190    $200,643    $708,564     $631,758
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   193          437         235       1,104          786
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        109,914      450,627     200,878     709,668      632,544
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        83          377         207         759          702
   Issue and administrative expense charge                               15           60          28          95           84
   Contract terminations                                                 95           --          --         250           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       193          437         235       1,104          786
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              109,721      450,190     200,643     708,564      631,758
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $109,721     $450,190    $200,643    $708,564     $631,758
=============================================================================================================================
Accumulation units outstanding                                      371,846    1,529,719     684,451   2,423,326    1,387,024
=============================================================================================================================
Net asset value per accumulation unit                                 $0.30        $0.29       $0.29       $0.29        $0.46
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        STEC1        UAGR1       UAGR2        UAGR3       UAGR4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $2,104,736       $8,301     $36,445      $1,270      $65,170
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,068,958       $7,999     $36,949      $1,260      $64,196
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,874            7          30           1           76
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,070,832        8,006      36,979       1,261       64,272
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,698            6          26           1           68
   Issue and administrative expense charge                              176            1           4          --            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,874            7          30           1           76
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,068,958        7,999      36,949       1,260       64,196
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,068,958       $7,999     $36,949      $1,260      $64,196
=============================================================================================================================
Accumulation units outstanding                                    3,655,170        8,818      40,731       1,391       70,921
=============================================================================================================================
Net asset value per accumulation unit                                 $0.29        $0.91       $0.91       $0.91        $0.91
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFCO1        UFCO2       UFCO3        UFCO4       WFCO5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $183,614     $643,517     $99,953    $342,611       $8,071
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $180,517     $638,945     $99,475    $340,501       $8,113
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          201          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   148          510          87         244            6
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        180,665      639,656      99,562     340,745        8,119
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       126          440          77         217            5
   Issue and administrative expense charge                               22           70          10          27            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          201          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       148          711          87         244            6
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              180,517      638,945      99,475     340,501        8,113
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $180,517     $638,945     $99,475    $340,501       $8,113
=============================================================================================================================
Accumulation units outstanding                                      208,942      740,136     115,323     394,991        8,370
=============================================================================================================================
Net asset value per accumulation unit                                 $0.86        $0.86       $0.86       $0.86        $0.97
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WFCO8        UFGR1       UFGR2        UFGR3       UFGR4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--      $14,246     $83,293     $24,001      $88,681
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--      $13,379     $80,439     $23,215      $80,409
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           11          72          17           95
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --       13,390      80,511      23,232       80,504
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --            9          62          15           84
   Issue and administrative expense charge                               --            2          10           2           11
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           11          72          17           95
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --       13,379      80,439      23,215       80,409
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--      $13,379     $80,439     $23,215      $80,409
=============================================================================================================================
Accumulation units outstanding                                           --       17,905     107,718      31,116      107,846
=============================================================================================================================
Net asset value per accumulation unit                                 $0.97        $0.75       $0.75       $0.75        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WFGR5        WFGR8       UFMC1        UFMC2       WMDC6

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $10,127          $--     $79,314    $652,752   $1,488,607
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $9,926          $--     $79,594    $655,457   $1,366,295
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         920           --
Receivable from mutual funds and portfolios
for share redemptions                                                     8           --          67         512        1,487
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          9,934           --      79,661     656,889    1,367,782
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         7           --          57         442        1,300
   Issue and administrative expense charge                                1           --          10          70          177
   Contract terminations                                                 --           --          --          --           10
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         920           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         8           --          67       1,432        1,487
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                9,926           --      79,594     655,457    1,366,295
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $9,926          $--     $79,594    $655,457   $1,366,295
=============================================================================================================================
Accumulation units outstanding                                       13,654           --      93,784     772,633    1,445,477
=============================================================================================================================
Net asset value per accumulation unit                                 $0.73        $0.73       $0.85       $0.85        $0.95
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFMC4        WMDC5       WMDC8        WMDC2       UFOV1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $426,815     $252,211     $24,414     $43,607      $17,884
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $425,620     $236,032     $24,437     $39,601      $17,356
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,219        2,987          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   426          279          17          58           15
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        428,265      239,298      24,454      39,659       17,371
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       379          249          15          53           13
   Issue and administrative expense charge                               47           30           2           5            2
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             2,219        2,987          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,645        3,266          17          58           15
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              425,620      236,032      24,437      39,601       17,356
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $425,620     $236,032     $24,437     $39,601      $17,356
=============================================================================================================================
Accumulation units outstanding                                      502,532      250,328      27,389      42,182       23,039
=============================================================================================================================
Net asset value per accumulation unit                                 $0.85        $0.94       $0.89       $0.94        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFOV2        UFOV3       UFOV4        URES1       URES2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $15,230      $11,747      $2,952     $12,804      $32,044
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $15,155      $10,986      $2,686     $13,128      $32,591
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    13           10           3          11           27
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         15,168       10,996       2,689      13,139       32,618
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        11            9           3           9           23
   Issue and administrative expense charge                                2            1          --           2            4
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        13           10           3          11           27
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               15,155       10,986       2,686      13,128       32,591
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $15,155      $10,986      $2,686     $13,128      $32,591
=============================================================================================================================
Accumulation units outstanding                                       20,130       14,606       3,573      14,048       34,898
=============================================================================================================================
Net asset value per accumulation unit                                 $0.75        $0.75       $0.75       $0.93        $0.93
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WRES6        URES4        ERE         SRES1       WRES2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,462,155       $7,103    $725,247  $1,396,320      $71,741
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,456,579       $7,183    $727,766  $1,359,176      $72,757
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,604            7       1,072      54,270          104
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,458,183        7,190     728,838   1,413,446       72,861
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,412            6         788       1,779           95
   Issue and administrative expense charge                              192            1          95         184            9
   Contract terminations                                                 --           --         189      52,307           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,604            7       1,072      54,270          104
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,456,579        7,183     727,766   1,359,176       72,757
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,456,579       $7,183    $727,766  $1,359,176      $72,757
=============================================================================================================================
Accumulation units outstanding                                    1,015,442        7,706     541,851     966,512       57,864
=============================================================================================================================
Net asset value per accumulation unit                                 $1.43        $0.93       $1.34       $1.41        $1.26
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USMC1        USMC2       PSMC1        USMC4       WSMC5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $419,649   $2,777,281  $4,538,538  $3,369,962     $467,785
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $349,634   $2,164,709  $3,260,777  $2,591,626     $344,147
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          138          --       1,316           --
Receivable from mutual funds and portfolios
for share redemptions                                                   305        2,045      29,457       3,040          413
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        349,939    2,166,892   3,290,234   2,595,982      344,560
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       259        1,766       3,181       2,702          369
   Issue and administrative expense charge                               46          279         434         338           44
   Contract terminations                                                 --           --      25,842          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          138          --       1,316           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       305        2,183      29,457       4,356          413
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              349,634    2,164,709   3,254,661   2,591,626      344,147
Net assets applicable to contracts in payment period                     --           --       6,116          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $349,634   $2,164,709  $3,260,777  $2,591,626     $344,147
=============================================================================================================================
Accumulation units outstanding                                      656,242    4,073,959   4,574,186   4,908,863      967,199
=============================================================================================================================
Net asset value per accumulation unit                                 $0.53        $0.53       $0.71       $0.53        $0.36
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSMC8        WSMC2       UVAS1        UVAS2       PVAS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--     $173,399     $19,005     $99,773      $62,639
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--     $117,091     $19,206    $101,828      $60,615
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         862           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --          170          14          93           64
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --      117,261      19,220     102,783       60,679
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --          155          12          80           56
   Issue and administrative expense charge                               --           15           2          13            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         862           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --          170          14         955           64
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --      117,091      19,206     101,828       60,615
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--     $117,091     $19,206    $101,828      $60,615
=============================================================================================================================
Accumulation units outstanding                                           --      331,395      24,016     127,416       46,786
=============================================================================================================================
Net asset value per accumulation unit                                 $0.75        $0.35       $0.80       $0.80        $1.30
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UVAS4        WVAS5       WVAS8        WVAS2       UMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $48,436      $51,280         $--      $3,202     $806,491
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $48,893      $48,459         $--      $3,233     $762,284
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           26           --          --          --        4,018
Receivable from mutual funds and portfolios
for share redemptions                                                    47           57          --           4          657
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         48,966       48,516          --       3,237      766,959
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        42           51          --           4          558
   Issue and administrative expense charge                                5            6          --          --           99
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                26           --          --          --        4,018
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        73           57          --           4        4,675
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               48,893       48,459          --       3,233      762,284
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $48,893      $48,459         $--      $3,233     $762,284
=============================================================================================================================
Accumulation units outstanding                                       61,299       55,181          --       4,082      752,851
=============================================================================================================================
Net asset value per accumulation unit                                 $0.80        $0.88       $0.88       $0.79        $1.01
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UMSS2        PMSS1       UMSS4         EMU        SMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $6,387,251   $2,798,906  $7,050,675  $1,160,955     $861,709
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                      116,523           --      12,494         226           --
Receivable from mutual funds and portfolios
for share redemptions                                                 5,300       27,717       7,210       1,235       58,832
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,858,470    2,574,687   6,367,095   1,038,023      809,652
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     4,577        2,413       6,409       1,103        1,098
   Issue and administrative expense charge                              723          329         801         132          114
   Contract terminations                                                 --       24,975          --          --       57,620
Payable to mutual funds and portfolios
for investments purchased                                           116,523           --      12,494         226           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   121,823       27,717      19,704       1,461       58,832
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            5,736,647    2,546,970   6,347,391   1,036,562      750,820
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================
Accumulation units outstanding                                    5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================
Net asset value per accumulation unit                                 $1.01        $1.06       $1.00       $1.07        $1.09
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WMSS2        UINT1       UINT2        UINT3       UINT4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $136,474     $428,694  $1,713,285    $744,917   $2,090,419
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $125,078     $350,081  $1,401,778    $587,642   $1,605,307
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --       4,396          13           --
Receivable from mutual funds and portfolios
for share redemptions                                                   178          305       1,326         635        1,869
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        125,256      350,386   1,407,500     588,290    1,607,176
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       162          259       1,145         559        1,661
   Issue and administrative expense charge                               16           46         181          76          208
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --       4,396          13           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       178          305       5,722         648        1,869
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              125,078      350,081   1,401,778     587,642    1,605,307
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $125,078     $350,081  $1,401,778    $587,642   $1,605,307
=============================================================================================================================
Accumulation units outstanding                                      123,227      512,796   2,058,559     866,374    2,372,839
=============================================================================================================================
Net asset value per accumulation unit                                 $1.02        $0.68       $0.68       $0.68        $0.68
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WINT5        WINT8       UGRS1        UGRS2       UGRS3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $270,685     $327,228    $284,432  $2,145,401     $598,058
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $240,268     $276,091    $212,685  $1,578,807     $440,835
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          29           --
Receivable from mutual funds and portfolios
for share redemptions                                                   336          454         185       1,525          480
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        240,604      276,545     212,870   1,580,361      441,315
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       300          411         157       1,317          422
   Issue and administrative expense charge                               36           43          28         208           58
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          29           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       336          454         185       1,554          480
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              240,268      276,091     212,685   1,578,807      438,616
Net assets applicable to contracts in payment period                     --           --          --          --        2,219
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $240,268     $276,091    $212,685  $1,578,807     $440,835
=============================================================================================================================
Accumulation units outstanding                                      286,481      330,157     421,468   3,137,043      874,935
=============================================================================================================================
Net asset value per accumulation unit                                 $0.84        $0.84       $0.50       $0.50        $0.50
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGRS4        UNDS1       UNDS2        PSND1       UNDS4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,922,799     $141,175    $473,229    $345,419     $699,458
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,416,100     $105,616    $362,738    $260,364     $526,961
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,643           --         156          --           53
Receivable from mutual funds and portfolios
for share redemptions                                                 1,664           93         346         278          622
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,420,407      105,709     363,240     260,642      527,636
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,479           79         299         245          553
   Issue and administrative expense charge                              185           14          47          33           69
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             2,643           --         156          --           53
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,307           93         502         278          675
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,416,100      105,616     362,738     258,127      526,961
Net assets applicable to contracts in payment period                     --           --          --       2,237           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,416,100     $105,616    $362,738    $260,364     $526,961
=============================================================================================================================
Accumulation units outstanding                                    2,832,097      165,229     568,899     441,310      831,812
=============================================================================================================================
Net asset value per accumulation unit                                 $0.50        $0.64       $0.64       $0.58        $0.63
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSND5        WSND8       UTRS1        UTRS2       PSTR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $16,029          $--  $1,699,250  $8,392,661   $4,108,424
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $14,828          $--  $1,640,475  $7,937,214   $3,872,591
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          18      11,658           --
Receivable from mutual funds and portfolios
for share redemptions                                                    13           --       1,414       7,554       29,324
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         14,841           --   1,641,907   7,956,426    3,901,915
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        12           --       1,202       6,524        3,805
   Issue and administrative expense charge                                1           --         212       1,030          519
   Contract terminations                                                 --           --          --          --       25,000
Payable to mutual funds and portfolios
for investments purchased                                                --           --          18      11,658           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        13           --       1,432      19,212       29,324
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               14,828           --   1,640,475   7,937,214    3,872,591
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $14,828          $--  $1,640,475  $7,937,214   $3,872,591
=============================================================================================================================
Accumulation units outstanding                                       20,207           --   1,584,665   7,686,634    3,948,613
=============================================================================================================================
Net asset value per accumulation unit                                 $0.73        $0.73       $1.04       $1.03        $0.98
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UTRS4        WSTR5       WSTR8        USUT1       USUT2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $9,392,629      $10,125      $5,038        $322      $19,433
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $8,870,346      $10,117      $5,132        $329      $19,798
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       12,681           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                10,042            7           7          --           13
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,893,069       10,124       5,139         329       19,811
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     8,926            6           6          --           11
   Issue and administrative expense charge                            1,116            1           1          --            2
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                            12,681           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    22,723            7           7          --           13
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            8,870,346       10,117       5,132         329       19,798
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $8,870,346      $10,117      $5,132        $329      $19,798
=============================================================================================================================
Accumulation units outstanding                                    8,646,223       10,912       5,543         376       22,636
=============================================================================================================================
Net asset value per accumulation unit                                 $1.03        $0.93       $0.93       $0.87        $0.87
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        PSUT1        USUT4       WSUT5        WSUT8       UOCA1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $155,452       $4,425      $5,009         $--       $7,077
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $119,424       $4,640      $4,730         $--       $6,934
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   130            5           6          --            5
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        119,554        4,645       4,736          --        6,939
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       114            5           5          --            4
   Issue and administrative expense charge                               16           --           1          --            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       130            5           6          --            5
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              119,424        4,640       4,730          --        6,934
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $119,424       $4,640      $4,730         $--       $6,934
=============================================================================================================================
Accumulation units outstanding                                      209,085        5,315       5,557          --        8,840
=============================================================================================================================
Net asset value per accumulation unit                                 $0.57        $0.87       $0.85       $0.85        $0.78
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOCA2        UOCA3       UOCA4        WOCA5       WOCA8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $108,730      $31,618    $125,803         $41          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $110,666      $30,384    $127,372         $42          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    92           32         131          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        110,758       30,416     127,503          42           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        79           28         116          --           --
   Issue and administrative expense charge                               13            4          15          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        92           32         131          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              110,666       30,384     127,372          42           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $110,666      $30,384    $127,372         $42          $--
==============================================================================================================================
Accumulation units outstanding                                      141,201       38,802     162,815          43           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.78       $0.78       $0.97        $0.97
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOGS1        UOGS2       WOGS6        UOGS4       WOGS5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $19,581      $98,656    $159,736     $45,097       $9,460
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $19,049      $94,618    $146,645     $42,967       $9,354
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    17           87         146          31           20
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         19,066       94,705     146,791      42,998        9,374
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        14           75         128          27           18
   Issue and administrative expense charge                                3           12          18           4            2
   Contract terminations                                                 --           --          --          --           39
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        17           87         146          31           59
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               19,049       94,618     146,645      42,967        9,315
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $19,049      $94,618    $146,645     $42,967       $9,315
=============================================================================================================================
Accumulation units outstanding                                       24,816      123,313     189,702      56,098       12,062
=============================================================================================================================
Net asset value per accumulation unit                                 $0.77        $0.77       $0.77       $0.77        $0.77
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOGS8        WOGS2       UOHI1        UOHI2       UOHI3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $8,068          $--     $17,250    $128,495       $4,200
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $7,954          $--     $17,638    $130,760       $4,205
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     4           --          15          96            1
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          7,958           --      17,653     130,856        4,206
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4           --          13          83            1
   Issue and administrative expense charge                               --           --           2          13           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4           --          15          96            1
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                7,954           --      17,638     130,760        4,205
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $7,954          $--     $17,638    $130,760       $4,205
=============================================================================================================================
Accumulation units outstanding                                        8,597           --      18,364     136,219        4,384
=============================================================================================================================
Net asset value per accumulation unit                                 $0.93        $0.77       $0.96       $0.96        $0.96
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOHI4        UOSM1       UOSM2        UOSM3       UOSM4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $71,653      $27,767    $159,624     $53,077      $70,607
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $72,696      $26,298    $158,253     $51,666      $68,673
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          40          --          300
Receivable from mutual funds and portfolios
for share redemptions                                                    43           23         126          50           70
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         72,739       26,321     158,419      51,716       69,043
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        38           20         109          44           62
   Issue and administrative expense charge                                5            3          17           6            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          40          --          300
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        43           23         166          50          370
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               72,696       26,298     158,253      51,666       68,673
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $72,696      $26,298    $158,253     $51,666      $68,673
=============================================================================================================================
Accumulation units outstanding                                       75,848       33,098     199,299      65,056       86,643
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.79       $0.79       $0.79        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOSM5        WOSM8       USTB1        USTB2       WSTB6

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $3,481      $12,103     $38,264    $160,415     $209,366
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $3,436      $11,918     $39,311    $166,610     $218,797
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     4            6          31         148          238
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,440       11,924      39,342     166,758      219,035
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4            5          26         121          209
   Issue and administrative expense charge                               --            1           5          19           29
   Contract terminations                                                 --           --          --           8           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4            6          31         148          238
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                3,436       11,918      39,311     166,610      218,797
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $3,436      $11,918     $39,311    $166,610     $218,797
=============================================================================================================================
Accumulation units outstanding                                        3,609       12,529      37,947     160,916      212,137
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $1.04       $1.04        $1.03
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USTB4        WSTB5       WSTB8        WSTB2       UGIN1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $146,662      $10,155         $--         $--     $351,834
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $152,696      $10,383         $--         $--     $300,804
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   178           11          --          --          259
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        152,874       10,394          --          --      301,063
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       158           10          --          --          220
   Issue and administrative expense charge                               20            1          --          --           39
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       178           11          --          --          259
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              152,696       10,383          --          --      300,804
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $152,696      $10,383         $--         $--     $300,804
=============================================================================================================================
Accumulation units outstanding                                      147,708       10,076          --          --      378,819
=============================================================================================================================
Net asset value per accumulation unit                                 $1.03        $1.03       $1.04       $1.03        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGIN2        PGIN1       UGIN4         EPG        WGIN8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,927,735   $1,484,543  $1,775,606  $7,299,936          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,576,097   $1,207,744  $1,478,390  $5,290,870          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          540            6       6,557          63           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,496        1,310       1,742       6,497           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,578,133    1,209,060   1,486,689   5,297,430           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,292        1,153       1,548       5,801           --
   Issue and administrative expense charge                              204          157         194         696           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               540            6       6,557          63           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,036        1,316       8,299       6,560           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,576,097    1,207,744   1,478,390   5,290,870           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,576,097   $1,207,744  $1,478,390  $5,290,870          $--
==============================================================================================================================
Accumulation units outstanding                                    1,990,589    1,583,024   1,879,367   5,706,345           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.76       $0.79       $0.93        $0.81
=============================================================================================================================

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UIGR1        UIGR2       PIGR1        UIGR4        EPL

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $26,898     $345,842  $5,440,195    $429,963   $1,974,066
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $26,171     $346,700  $3,662,172    $431,700   $1,401,442
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           71          202          --       4,941        4,626
Receivable from mutual funds and portfolios
for share redemptions                                                    22          287       4,014         431        1,680
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         26,264      347,189   3,666,186     437,072    1,407,748
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        19          248       3,532         383        1,500
   Issue and administrative expense charge                                3           39         482          48          180
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          202          --       4,941        4,626
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        22          489       4,014       5,372        6,306
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               26,242      346,700   3,653,298     431,700    1,401,442
Net assets applicable to contracts in payment period                     --           --       8,874          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $26,242     $346,700  $3,662,172    $431,700   $1,401,442
=============================================================================================================================
Accumulation units outstanding                                       32,966      435,810   4,994,086     543,545    1,855,909
=============================================================================================================================
Net asset value per accumulation unit                                 $0.80        $0.80       $0.73       $0.79        $0.76
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WIGR8        WIGR2       UPRE1        UPRE2       UPRE3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $5,859     $475,689        $446     $48,318          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $5,709     $315,265        $436     $46,416          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     8          834          --          44           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          5,717      316,099         436      46,460           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         7          413          --          38           --
   Issue and administrative expense charge                                1           41          --           6           --
   Contract terminations                                                 --          380          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         8          834          --          44           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                5,709      315,265         436      46,416           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $5,709     $315,265        $436     $46,416          $--
==============================================================================================================================
Accumulation units outstanding                                        6,745      665,507         540      57,491           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.85        $0.47       $0.81       $0.81        $0.81
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UPRE4        UVIS1       UVIS2        UVIS3       UVIS4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $5,227     $110,027  $1,607,285    $679,569   $2,099,653
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $5,377      $67,719  $1,025,916    $422,037   $1,395,564
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --         131          13        1,340
Receivable from mutual funds and portfolios
for share redemptions                                                     6           60         993         488        1,656
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          5,383       67,779   1,027,040     422,538    1,398,560
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         5           51         858         429        1,472
   Issue and administrative expense charge                                1            9         135          59          184
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --         131          13        1,340
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         6           60       1,124         501        2,996
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                5,377       67,719   1,025,916     421,048    1,395,564
Net assets applicable to contracts in payment period                     --           --          --         989           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $5,377      $67,719  $1,025,916    $422,037   $1,395,564
=============================================================================================================================
Accumulation units outstanding                                        6,670      163,010   2,476,391   1,020,149    3,390,706
=============================================================================================================================
Net asset value per accumulation unit                                 $0.81        $0.42       $0.41       $0.41        $0.41
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                    Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EPT         WVIS8       WVIS2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,008,117          $--    $429,184
----------------------------------------------------------------------------------------------------
   at market value                                                 $557,602          $--    $199,248
Dividends receivable                                                     --           --          --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --
Receivable from mutual funds and portfolios
for share redemptions                                                   676           --         723
----------------------------------------------------------------------------------------------------
Total assets                                                        558,278           --     199,971
====================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       604           --         263
   Issue and administrative expense charge                               72           --          26
   Contract terminations                                                 --           --         434
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --
----------------------------------------------------------------------------------------------------
Total liabilities                                                       676           --         723
----------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              557,602           --     199,248
Net assets applicable to contracts in payment period                     --           --          --
----------------------------------------------------------------------------------------------------
Total net assets                                                   $557,602          $--    $199,248
====================================================================================================
Accumulation units outstanding                                      888,229           --     607,739
====================================================================================================
Net asset value per accumulation unit                                 $0.63        $0.74       $0.33
=======================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                    Segregated Asset Subaccounts
Period ended December 31, 2002                                     UBND1(1)     UBND2(1)      PBND1      UBND4(1)       ESI

Investment income

Dividend income from mutual funds and portfolios                       $767       $2,068      $7,847      $3,461     $625,114
Variable account expenses                                               145          429       1,934         877      173,542
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         622        1,639       5,913       2,584      451,572
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               46,991       30,025      81,348      18,892    4,207,943
   Cost of investments sold                                          47,220       30,052      82,255      18,980    4,447,902
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          635        2,849         487       3,681        8,641
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,257       $4,488      $6,400      $6,265     $460,213
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Investment income

Dividend income from mutual funds and portfolios                    $87,480       $6,940     $30,893     $25,453      $55,540
Variable account expenses                                            27,613        5,994      29,377      27,306       64,911
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      59,867          946       1,516      (1,853)      (9,371)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            3,682,250      436,704   1,773,768   2,676,501    9,991,982
   Cost of investments sold                                       3,728,507      436,712   1,773,803   2,676,545    9,992,062
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (32,095)           1           1           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $27,772         $947      $1,517     $(1,852)     $(9,371)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(1)     UDEI2(1)      PDEI1

Investment income

Dividend income from mutual funds and portfolios                   $132,708     $172,853         $56        $475       $6,650
Variable account expenses                                           158,763      240,323          32         255        5,314
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26,055)     (67,470)         24         220        1,336
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                           37,638,708   36,843,541       7,753      12,064       99,009
   Cost of investments sold                                      37,638,984   36,843,822       7,496      12,079      105,952
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            1            2         569       5,431      (91,299)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(26,054)    $(67,468)       $593      $5,651     $(89,963)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(1)       WDEI5       SDEI1        WDEI2       UFIF1

Investment income

Dividend income from mutual funds and portfolios                       $969       $3,097      $4,969        $522       $9,219
Variable account expenses                                               530        2,674       5,483         557        3,134
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         439          423        (514)        (35)       6,085
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,955       78,147     329,616       2,626       66,854
   Cost of investments sold                                          17,303       94,932     367,972       2,828       66,878
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)         (24)
Distributions from capital gains                                         --          602       1,519         129        2,958
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)       4,430
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,767      (48,805)    (79,228)     (7,285)       7,364
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $7,206     $(48,382)   $(79,742)    $(7,320)     $13,449
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UFIF2        UFIF3       UFIF4        WFDI5       SFDI1

Investment income

Dividend income from mutual funds and portfolios                   $130,959      $44,485    $102,353      $4,893      $14,122
Variable account expenses                                            50,132       19,251      47,531       2,414        8,071
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      80,827       25,234      54,822       2,479        6,051
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            1,052,529      136,047     590,976     103,652      697,879
   Cost of investments sold                                       1,043,632      134,143     584,214     102,464      693,742
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8,897        1,904       6,762       1,188        4,137
Distributions from capital gains                                     30,633        9,364      24,520       1,151        2,914
Net change in unrealized appreciation
or depreciation of investments                                       89,931       34,777      72,412       2,801        4,940
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      129,461       46,045     103,694       5,140       11,991
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $210,288      $71,279    $158,516      $7,619      $18,042
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WFDI2      UGRO1(1)    UGRO2(1)     UGRO3(1)    UGRO4(1)

Investment income

Dividend income from mutual funds and portfolios                    $20,900          $--         $--         $--          $--
Variable account expenses                                            12,270           --           2          --           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       8,630           --          (2)         --           --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               52,462           83          82         131           82
   Cost of investments sold                                          51,017           96          83         160          100
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1,445          (13)         (1)        (29)         (18)
Distributions from capital gains                                      6,210           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       16,042           (4)        (46)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       23,697          (17)        (47)        (29)         (18)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $32,327         $(17)       $(49)       $(29)        $(18)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              EVG         SGRO1       UNDM1        UNDM2       PNDM1

Investment income

Dividend income from mutual funds and portfolios                        $71         $139        $127      $1,025      $14,999
Variable account expenses                                             1,320        3,480         231       1,962       36,622
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,249)      (3,341)       (104)       (937)     (21,623)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                6,923       47,017       8,056      48,711      854,578
   Cost of investments sold                                          12,203       93,554       8,520      56,557    1,201,245
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5,280)     (46,537)       (464)     (7,846)    (346,667)
Distributions from capital gains                                         --           --          13          79        2,779
Net change in unrealized appreciation
or depreciation of investments                                      (24,792)     (23,343)     (5,024)    (33,121)    (455,998)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (30,072)     (69,880)     (5,475)    (40,888)    (799,886)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(31,321)    $(73,221)    $(5,579)   $(41,825)   $(821,509)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDM4         EGD        SNDM1        WNDM2     USVA1(1)

Investment income

Dividend income from mutual funds and portfolios                     $1,055      $23,185      $9,158      $1,907          $15
Variable account expenses                                             2,526       64,316      29,188       6,604           51
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,471)     (41,131)    (20,030)     (4,697)         (36)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               41,052      931,214   1,804,673     215,016        3,713
   Cost of investments sold                                          49,212    1,320,486   2,492,473     323,233        3,573
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8,160)    (389,272)   (687,800)   (108,217)         140
Distributions from capital gains                                        133        4,843       2,132         437           54
Net change in unrealized appreciation
or depreciation of investments                                      (35,734)    (835,351)    129,507      12,018          132
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (43,761)  (1,219,780)   (556,161)    (95,762)         326
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(45,232) $(1,260,911)  $(576,191)  $(100,459)        $290
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USVA2(1)     WSVA6(2)    USVA4(1)     WSVA5(2)    WSVA8(3)

Investment income

Dividend income from mutual funds and portfolios                        $53          $24         $29         $25           $4
Variable account expenses                                               130          132          71         102            6
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (77)        (108)        (42)        (77)          (2)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,269        7,263       2,987         134          139
   Cost of investments sold                                          15,691        9,148       3,115         152          141
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (422)      (1,885)       (128)        (18)          (2)
Distributions from capital gains                                        187           84         103          91           13
Net change in unrealized appreciation
or depreciation of investments                                        1,468       (1,673)      1,188        (908)         (27)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,233       (3,474)      1,163        (835)         (16)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,156      $(3,582)     $1,121       $(912)        $(18)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA2(2)       USPF1       USPF2        USPF3       USPF4

Investment income

Dividend income from mutual funds and portfolios                        $--       $1,535     $22,025     $11,952      $27,027
Variable account expenses                                                 2        1,372      23,207      13,890       34,912
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (2)         163      (1,182)     (1,938)      (7,885)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  136       24,331     345,553     270,196      644,407
   Cost of investments sold                                             172       28,057     419,481     340,695      744,583
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (36)      (3,726)    (73,928)    (70,499)    (100,176)
Distributions from capital gains                                          1           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --      (26,419)   (511,274)   (242,845)    (625,838)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (35)     (30,145)   (585,202)   (313,344)    (726,014)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(37)    $(29,982)  $(586,384)  $(315,282)   $(733,899)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UABA1(1)     UABA2(1)    UABA3(1)     UABA4(1)    WABA5(3)

Investment income

Dividend income from mutual funds and portfolios                         $1           $6          $1          $3          $--
Variable account expenses                                               160        1,327         195         856           22
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (159)      (1,321)       (194)       (853)         (22)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               23,737        7,236       1,154       7,937        1,181
   Cost of investments sold                                          23,012        7,563       1,257       8,363        1,162
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        725         (327)       (103)       (426)          19
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (320)      (5,381)     (1,278)     (5,464)          49
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          405       (5,708)     (1,381)     (5,890)          68
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $246      $(7,029)    $(1,575)    $(6,743)         $46
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WABA8(3)     UAAD1(1)    UAAD2(1)     UAAD3(1)    UAAD4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 1           46          --           7            4
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)         (46)         --          (7)          (4)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  117          122          76         406           80
   Cost of investments sold                                             117          125         100         458           81
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --           (3)        (24)        (52)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (575)         --          59         (104)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           --         (578)        (24)          7         (105)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(1)       $(624)       $(24)        $--        $(109)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WAAD5(4)     WAAD8(4)    UAVA1(1)     UAVA2(1)    UAVA3(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--          $7         $83           $1
Variable account expenses                                                 1            1           2          72           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)          (1)          5          11            1
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  170          132          80         171          127
   Cost of investments sold                                             174          135          85         177          156
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (4)          (3)         (5)         (6)         (29)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --        (142)     (1,019)          (5)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (4)          (3)       (147)     (1,025)         (34)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(5)         $(4)      $(142)    $(1,014)        $(33)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAVA4(1)     WAVA5(5)    WAVA8(5)       UGIP1       UGIP2

Investment income

Dividend income from mutual funds and portfolios                         $1          $--         $--      $4,157      $29,506
Variable account expenses                                                 1           --          --       8,472       57,851
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          --           --          --      (4,315)     (28,345)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   78           78          15     267,312      495,936
   Cost of investments sold                                              86           83          21     334,038      627,972
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (8)          (5)         (6)    (66,726)    (132,036)
Distributions from capital gains                                         --           --          --      25,556      181,374
Net change in unrealized appreciation
or depreciation of investments                                          (26)          --          --    (176,991)  (1,496,513)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (34)          (5)         (6)   (218,161)  (1,447,175)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(34)         $(5)        $(6)  $(222,476) $(1,475,520)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIP3        UGIP4     WGIP5(4)     WGIP8(4)      UPRG1

Investment income

Dividend income from mutual funds and portfolios                    $15,101      $39,872         $--         $--          $--
Variable account expenses                                            33,475       93,025           4           3        4,614
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (18,374)     (53,153)         (4)         (3)      (4,614)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              442,990      671,018         176         136      127,259
   Cost of investments sold                                         555,998      838,805         173         140      160,557
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (113,008)    (167,787)          3          (4)     (33,298)
Distributions from capital gains                                     92,830      245,099          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (724,984)  (2,013,737)         37         (31)    (138,350)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (745,162)  (1,936,425)         40         (35)    (171,648)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(763,536) $(1,989,578)        $36        $(38)   $(176,262)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UPRG2        UPRG3       UPRG4         EPP        SPGR1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                            24,228       14,032      50,132      22,130       58,017
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (24,228)     (14,032)    (50,132)    (22,130)     (58,017)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              475,130      295,138     461,130     531,165    2,123,832
   Cost of investments sold                                         661,216      417,438     633,926     865,659    3,580,433
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (186,086)    (122,300)   (172,796)   (334,494)  (1,456,601)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (681,360)    (321,239) (1,246,621)   (303,228)     (85,773)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (867,446)    (443,539) (1,419,417)   (637,722)  (1,542,374)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(891,674)   $(457,571)$(1,469,549)  $(659,852) $(1,600,391)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UTEC1        UTEC2       UTEC3        UTEC4        ETC

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                             1,312        6,209       3,760      12,249       13,523
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,312)      (6,209)     (3,760)    (12,249)     (13,523)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               23,323      179,393      94,189     223,599      406,937
   Cost of investments sold                                          32,174      310,178     168,788     367,651      919,960
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8,851)    (130,785)    (74,599)   (144,052)    (513,023)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (66,039)    (211,155)   (104,528)   (386,642)     (52,248)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (74,890)    (341,940)   (179,127)   (530,694)    (565,271)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(76,202)   $(348,149)  $(182,887)  $(542,943)   $(578,794)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           STEC1      UAGR1(1)    UAGR2(1)     UAGR3(1)    UAGR4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--           $2          $2          $3           $2
Variable account expenses                                            31,338           39          71           4          289
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (31,338)         (37)        (69)         (1)        (287)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            1,707,359        2,138          65         149          380
   Cost of investments sold                                       3,287,423        2,206          63         150          389
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,580,064)         (68)          2          (1)          (9)
Distributions from capital gains                                         --            1           1           2            1
Net change in unrealized appreciation
or depreciation of investments                                      481,361         (302)        504         (10)        (974)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,098,703)        (369)        507          (9)        (982)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                       $(1,130,041)       $(406)       $438        $(10)     $(1,269)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFCO1(1)     UFCO2(1)    UFCO3(1)     UFCO4(1)    WFCO5(4)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               301        1,150         169         494            7
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (301)      (1,150)       (169)       (494)          (7)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                9,227       20,709         169      11,029          180
   Cost of investments sold                                           9,705       20,671         170      11,014          180
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (478)          38          (1)         15           --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (3,097)      (4,572)       (478)     (2,110)          42
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3,575)      (4,534)       (479)     (2,095)          42
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(3,876)     $(5,684)      $(648)    $(2,589)         $35
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFCO8(4)     UFGR1(1)    UFGR2(1)     UFGR3(1)    UFGR4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 1           43         195          27          360
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)         (43)       (195)        (27)        (360)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  174          118         277         148        1,743
   Cost of investments sold                                             175          126         282         153        1,878
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          (8)         (5)         (5)        (135)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (867)     (2,854)       (786)      (8,272)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (1)        (875)     (2,859)       (791)      (8,407)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(2)       $(918)    $(3,054)      $(818)     $(8,767)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFGR5(5)     WFGR8(5)    UFMC1(1)     UFMC2(1)      WMDC6

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--       $5,903
Variable account expenses                                                35           --         177       1,321       14,226
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (35)          --        (177)     (1,321)      (8,323)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                4,049           16       3,295      33,553      152,571
   Cost of investments sold                                           4,921           22       3,345      34,468      164,918
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (872)          (6)        (50)       (915)     (12,347)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (201)          --         280       2,705     (146,333)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,073)          (6)        230       1,790     (158,680)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(1,108)         $(6)        $53        $469    $(167,003)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC4(1)       WMDC5     WMDC8(5)       WMDC2     UFOV1(1)

Investment income

Dividend income from mutual funds and portfolios                        $--         $907         $--        $109          $--
Variable account expenses                                             1,160        2,412          25         504           40
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,160)      (1,505)        (25)       (395)         (40)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,290       25,673          40      10,999          135
   Cost of investments sold                                          15,936       28,101          40      10,808          139
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (646)      (2,428)         --         191           (4)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,195)     (20,709)         23      (4,282)        (528)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,841)     (23,137)         23      (4,091)        (532)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(3,001)    $(24,642)        $(2)    $(4,486)       $(572)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFOV2(1)     UFOV3(1)    UFOV4(1)     URES1(1)    URES2(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--          $3           $3
Variable account expenses                                                35           33          11          29           59
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (35)         (33)        (11)        (26)         (56)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  109          153          86      16,852          238
   Cost of investments sold                                             109          165          95      16,903          235
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --          (12)         (9)        (51)           3
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (75)        (761)       (266)        324          547
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (75)        (773)       (275)        273          550
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(110)       $(806)      $(286)       $247         $494
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WRES6      URES4(1)       ERE         SRES1       WRES2

Investment income

Dividend income from mutual funds and portfolios                    $31,047           $3     $15,778     $41,597         $443
Variable account expenses                                            14,975           16       8,266      21,245          534
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      16,072          (13)      7,512      20,352          (91)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               75,201          109     152,851   1,448,669          556
   Cost of investments sold                                          72,358          108     152,982   1,479,735          539
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2,843            1        (131)    (31,066)          17
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (37,855)          80     (18,391)    (86,070)         404
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35,012)          81     (18,522)   (117,136)         421
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(18,940)         $68    $(11,010)   $(96,784)        $330
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             USMC1        USMC2       PSMC1        USMC4       WSMC5

Investment income

Dividend income from mutual funds and portfolios                       $582       $4,559      $8,403      $9,438         $985
Variable account expenses                                             2,631       20,432      39,527      42,785        5,062
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2,049)     (15,873)    (31,124)    (33,347)      (4,077)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               23,854      169,878     285,844   1,405,502       94,190
   Cost of investments sold                                          30,383      228,551     393,082   1,922,475      137,778
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6,529)     (58,673)   (107,238)   (516,973)     (43,588)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (72,966)    (571,645) (1,009,866)   (796,517)     (96,453)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (79,495)    (630,318) (1,117,104) (1,313,490)    (140,041)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(81,544)   $(646,191)$(1,148,228)$(1,346,837)   $(144,118)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSMC8(5)       WSMC2     UVAS1(1)     UVAS2(1)      PVAS1

Investment income

Dividend income from mutual funds and portfolios                        $--         $340          $1          $1          $53
Variable account expenses                                                --        2,408          25         285          238
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          --       (2,068)        (24)       (284)        (185)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   17       78,332         636       4,981        4,914
   Cost of investments sold                                              22      113,693         630       5,620        5,366
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (5)     (35,361)          6        (639)        (452)
Distributions from capital gains                                         --           --           1           1          366
Net change in unrealized appreciation
or depreciation of investments                                           --      (15,408)        201       2,055       (2,315)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (5)     (50,769)        208       1,417       (2,401)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(5)    $(52,837)       $184      $1,133      $(2,586)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVAS4(1)     WVAS5(5)    WVAS8(5)     WVAS2(2)      UMSS1

Investment income

Dividend income from mutual funds and portfolios                         $1          $76        $143         $--       $2,893
Variable account expenses                                               133          238         216          11        3,799
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (132)        (162)        (73)        (11)        (906)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                2,227       14,456      30,525         146      165,253
   Cost of investments sold                                           2,399       15,260      44,687         145      181,355
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (172)        (804)    (14,162)          1      (16,102)
Distributions from capital gains                                          1          529         999           4        7,174
Net change in unrealized appreciation
or depreciation of investments                                          457       (2,821)         --          31      (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          286       (3,096)    (13,163)         36      (54,552)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $154      $(3,258)   $(13,236)        $25     $(55,458)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Investment income

Dividend income from mutual funds and portfolios                    $34,669      $13,030     $38,066      $8,848      $14,201
Variable account expenses                                            42,386       18,475      55,917      12,800       16,415
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7,717)      (5,445)    (17,851)     (3,952)      (2,214)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              270,313      359,119     451,895     400,698    1,338,340
   Cost of investments sold                                         288,445      381,369     508,355     454,278    1,538,705
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18,132)     (22,250)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (613,123)    (241,196)   (675,229)   (148,679)    (256,312)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(620,840)   $(246,641)  $(693,080)  $(152,631)   $(258,526)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             WMSS2        UINT1       UINT2        UINT3       UINT4

Investment income

Dividend income from mutual funds and portfolios                       $556       $4,271     $19,673      $8,878      $33,202
Variable account expenses                                             1,283        3,006      13,087       6,682       23,105
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (727)       1,265       6,586       2,196       10,097
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                6,618       66,827     279,396      42,636      781,888
   Cost of investments sold                                           6,756       80,451     323,773      50,947      931,634
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (138)     (13,624)    (44,377)     (8,311)    (149,746)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)     (53,960)   (253,827)   (120,222)    (268,932)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (10,413)     (67,584)   (298,204)   (128,533)    (418,678)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(11,140)    $(66,319)  $(291,618)  $(126,337)   $(408,581)
==============================================================================================================================

                                                                                    Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WINT5(5)     WINT8(5)      UGRS1        UGRS2       UGRS3

Investment income

Dividend income from mutual funds and portfolios                     $6,485      $15,439         $--         $--          $--
Variable account expenses                                             2,957        5,954       2,115      18,858        5,457
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       3,528        9,485      (2,115)    (18,858)      (5,457)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              359,335      865,399      57,957     204,558       59,134
   Cost of investments sold                                         418,944      989,858      63,644     261,048       70,335
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (59,609)    (124,459)     (5,687)    (56,490)     (11,201)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (30,417)     (51,137)    (62,137)   (528,545)    (134,536)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (90,026)    (175,596)    (67,824)   (585,035)    (145,737)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(86,498)   $(166,111)   $(69,939)  $(603,893)   $(151,194)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UGRS4        UNDS1       UNDS2        PSND1       UNDS4

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                            19,378          985       3,764       3,170        7,101
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (19,378)        (985)     (3,764)     (3,170)      (7,101)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              200,946        9,173      71,797      53,490      157,128
   Cost of investments sold                                         259,741       12,261      88,936      68,260      201,310
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (58,795)      (3,088)    (17,139)    (14,770)     (44,182)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (425,640)     (34,952)   (118,154)    (88,069)    (173,855)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (484,435)     (38,040)   (135,293)   (102,839)    (218,037)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(503,813)    $(39,025)  $(139,057)  $(106,009)   $(225,138)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSND5(5)     WSND8(5)      UTRS1        UTRS2       PSTR1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--     $16,537     $90,386      $45,299
Variable account expenses                                                46           --      11,841      69,101       39,970
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (46)          --       4,696      21,285        5,329
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                1,098           15     348,741     697,257      634,141
   Cost of investments sold                                           1,125           21     363,510     752,212      676,878
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (27)          (6)    (14,769)    (54,955)     (42,737)
Distributions from capital gains                                         --           --      13,568      74,158       37,165
Net change in unrealized appreciation
or depreciation of investments                                       (1,201)          --     (64,722)   (511,635)    (246,193)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,228)          (6)    (65,923)   (492,432)    (251,765)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(1,274)         $(6)   $(61,227)  $(471,147)   $(246,436)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UTRS4      WSTR5(5)    WSTR8(5)     USUT1(1)    USUT2(1)

Investment income

Dividend income from mutual funds and portfolios                    $96,279           $1          $1         $--          $--
Variable account expenses                                            88,911            7          19          --           22
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       7,368           (6)        (18)         --          (22)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              743,785           87          38          52        2,059
   Cost of investments sold                                         809,003           87          37          51        2,079
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (65,218)          --           1           1          (20)
Distributions from capital gains                                     78,991           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (539,230)          (8)         94           7          365
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (525,457)          (8)         95           8          345
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(518,089)        $(14)        $77          $8         $323
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           PSUT1      USUT4(1)    WSUT5(5)     WSUT8(5)    UOCA1(1)

Investment income

Dividend income from mutual funds and portfolios                     $2,389          $--          $1         $--          $--
Variable account expenses                                             1,291            9          36          --            9
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,098           (9)        (35)         --           (9)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                7,929        8,326         115          18           88
   Cost of investments sold                                           9,758        8,332         118          22           90
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1,829)          (6)         (3)         (4)          (2)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (26,186)         215        (279)         --         (143)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (28,015)         209        (282)         (4)        (145)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(26,917)        $200       $(317)        $(4)       $(154)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOCA2(1)     UOCA3(1)    UOCA4(1)     WOCA5(4)    WOCA8(4)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               323          123         393           1            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (323)        (123)       (393)         (1)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                1,398        1,501      46,658         175          136
   Cost of investments sold                                           1,354        1,699      46,644         174          134
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         44         (198)         14           1            2
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,936       (1,234)      1,569           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,980       (1,432)      1,583           2            2
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,657      $(1,555)     $1,190          $1           $1
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOGS1(1)     UOGS2(1)    WOGS6(2)     UOGS4(1)    WOGS5(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                29          155         473         129           28
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (29)        (155)       (473)       (129)         (28)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   76        3,253       2,550       8,457       11,462
   Cost of investments sold                                              77        3,420       2,890       8,952       11,636
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)        (167)       (340)       (495)        (174)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (532)      (4,038)    (13,091)     (2,130)        (106)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (533)      (4,205)    (13,431)     (2,625)        (280)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(562)     $(4,360)   $(13,904)    $(2,754)       $(308)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOGS8(4)     WOGS2(2)    UOHI1(1)     UOHI2(1)    UOHI3(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 5            2          53         232            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (5)          (2)        (53)       (232)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  135          133       2,908      10,062            1
   Cost of investments sold                                             137          172       2,994      10,227            1
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2)         (39)        (86)       (165)          --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (114)          --         388       2,265            5
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (116)         (39)        302       2,100            5
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(121)        $(41)       $249      $1,868           $4
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOHI4(1)     UOSM1(1)    UOSM2(1)     UOSM3(1)    UOSM4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               132           60         254         122          184
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (132)         (60)       (254)       (122)        (184)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                8,674        2,167       2,012         738        1,286
   Cost of investments sold                                           8,647        2,252       2,120         759        1,354
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         27          (85)       (108)        (21)         (68)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,043       (1,469)     (1,371)     (1,411)      (1,934)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,070       (1,554)     (1,479)     (1,432)      (2,002)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $938      $(1,614)    $(1,733)    $(1,554)     $(2,186)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOSM5(3)     WOSM8(3)    USTB1(1)     USTB2(1)    WSTB6(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 7            7          52         438        1,215
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (7)          (7)        (52)       (438)      (1,215)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   34            7      18,377       3,397        8,521
   Cost of investments sold                                              35            7      18,373       3,382        8,558
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          --           4          15          (37)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (45)        (185)      1,047       6,195        9,431
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (46)        (185)      1,051       6,210        9,394
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(53)       $(192)       $999      $5,772       $8,179
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USTB4(1)     WSTB5(2)    WSTB8(4)     WSTB2(2)      UGIN1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--       $4,549
Variable account expenses                                               582           15           1           2        2,618
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (582)         (15)         (1)         (2)       1,931
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               13,335           15         146         177      110,070
   Cost of investments sold                                          13,146           15         141         171      117,942
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        189           --           5           6       (7,872)
Distributions from capital gains                                         --           --          --          --        1,709
Net change in unrealized appreciation
or depreciation of investments                                        6,034          228          --          --      (40,127)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,223          228           5           6      (46,290)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $5,641         $213          $4          $4     $(44,359)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIN2        PGIN1       UGIN4         EPG      WGIN8(5)

Investment income

Dividend income from mutual funds and portfolios                    $20,538      $16,091     $18,592     $99,273          $--
Variable account expenses                                            16,147       14,534      18,682      86,951           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4,391        1,557         (90)     12,322           --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              177,930      118,826     329,812     992,426           17
   Cost of investments sold                                         222,543      141,244     398,420   1,303,751           22
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (44,613)     (22,418)    (68,608)   (311,325)          (5)
Distributions from capital gains                                      7,718        6,047       6,986      37,305           --
Net change in unrealized appreciation
or depreciation of investments                                     (318,775)    (260,254)   (280,175) (1,192,262)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (355,670)    (276,625)   (341,797) (1,466,282)          (5)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(351,279)   $(275,068)  $(341,887)$(1,453,960)         $(5)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR1(1)     UIGR2(1)      PIGR1      UIGR4(1)       EPL

Investment income

Dividend income from mutual funds and portfolios                        $--          $--     $33,739         $--      $13,244
Variable account expenses                                                58          666      50,339         983       21,240
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (58)        (666)    (16,600)       (983)      (7,996)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                7,653       20,834     633,375      14,608      657,182
   Cost of investments sold                                           7,821       21,334     901,518      15,438      863,475
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (168)        (500)   (268,143)       (830)    (206,293)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (727)         858    (548,102)      1,737     (102,127)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (895)         358    (816,245)        907     (308,420)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(953)       $(308)  $(832,845)       $(76)   $(316,416)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WIGR8(5)       WIGR2     UPRE1(1)     UPRE2(1)    UPRE3(1)

Investment income

Dividend income from mutual funds and portfolios                        $--       $3,432         $--         $--          $--
Variable account expenses                                                 9        6,644           1          86            2
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (9)      (3,212)         (1)        (86)          (2)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   25      121,629          82         346          196
   Cost of investments sold                                              26      179,690          84         357          240
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)     (58,061)         (2)        (11)         (44)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (150)     (25,244)        (10)     (1,902)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (151)     (83,305)        (12)     (1,913)         (44)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(160)    $(86,517)       $(13)    $(1,999)        $(46)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UPRE4(1)       UVIS1       UVIS2        UVIS3       UVIS4

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                17        1,126      13,419       6,451       30,827
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (17)      (1,126)    (13,419)     (6,451)     (30,827)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   98       54,419     269,195     121,221    3,067,999
   Cost of investments sold                                              95       93,048     399,501     175,425    3,566,927
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          3      (38,629)   (130,306)    (54,204)    (498,928)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          150      (12,919)   (342,955)   (142,935)    (246,751)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          153      (51,548)   (473,261)   (197,139)    (745,679)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $136     $(52,674)  $(486,680)  $(203,590)   $(776,506)
==============================================================================================================================

                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EPT       WVIS8(5)      WVIS2

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--
Variable account expenses                                             8,680           --       4,230
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (8,680)          --      (4,230)
=====================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              134,889           16      43,762
   Cost of investments sold                                         219,907           21      91,995
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (85,018)          (5)    (48,233)
Distributions from capital gains                                         --           --          --
Net change in unrealized appreciation
or depreciation of investments                                     (147,219)          --     (53,334)
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (232,237)          (5)   (101,567)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(240,917)         $(5)  $(105,797)
=====================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002                                     UBND1(2)     UBND2(2)      PBND1      UBND4(2)       ESI

Operations

Investment income (loss) -- net                                        $622       $1,639      $5,913      $2,584     $451,572
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,257        4,488       6,400       6,265      460,213
=============================================================================================================================

Contract transactions

Contract purchase payments                                           42,684      170,740     103,102     266,252      115,240
Net transfers(1)                                                     24,710       50,858     (12,143)     49,175     (778,583)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (2,750)      (2,164)       (308)     (1,027)  (1,597,045)
   Death benefits                                                        --           --          --          --     (190,739)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       64,644      219,434      90,651     314,400   (2,451,127)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     110,705          --   13,122,338
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --      99,294          --    8,923,249
Contract purchase payments                                           41,768      167,559      91,236     261,460       77,390
Net transfers(1)                                                     24,216       49,754     (11,455)     48,165     (530,376)
Contract terminations:
   Surrender benefits and contract charges                           (2,687)      (2,116)       (293)     (1,014)  (1,069,075)
   Death benefits                                                        --           --          --          --     (128,938)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Operations

Investment income (loss) -- net                                     $59,867         $946      $1,516     $(1,853)     $(9,371)
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            27,772          947       1,517      (1,852)      (9,371)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,967      134,387     972,206     636,426      340,144
Net transfers(1)                                                   (294,594)      23,188    (441,169)   (169,610)    (232,797)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (230,155)      (6,125)   (425,139)   (128,613)    (868,671)
   Death benefits                                                        --           --          --     (52,098)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (502,782)     151,450     105,898     286,105     (761,324)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,490,663      585,778   2,857,398   2,423,140    4,054,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,362,937      554,322   2,828,091   2,250,084    3,857,418
Contract purchase payments                                           19,849      126,978     961,442     591,297      323,747
Net transfers(1)                                                   (279,257)      21,920    (436,267)   (157,350)    (224,571)
Contract terminations:
   Surrender benefits and contract charges                         (209,381)      (5,788)   (420,620)   (119,420)    (826,630)
   Death benefits                                                        --           --          --     (48,363)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(2)     UDEI2(2)      PDEI1

Operations

Investment income (loss) -- net                                    $(26,055)    $(67,470)        $24        $220       $1,336
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (26,054)     (67,468)        593       5,651      (89,963)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          853,847    1,790,685      19,850     106,973       31,651
Net transfers(1)                                                  2,798,540    6,543,806          --      34,659      155,114
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                       (3,346,521)  (6,326,252)        (78)       (943)      (9,183)
   Death benefits                                                   (99,291)    (450,699)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      206,575    1,557,540      19,772     140,689      177,582
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,625,240   11,961,867          --          --      344,421
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            8,408,678   11,399,177          --          --      341,828
Contract purchase payments                                          677,567    1,708,626      26,089     143,578       37,490
Net transfers(1)                                                  2,206,965    6,237,644          --      44,461      167,616
Contract terminations:
   Surrender benefits and contract charges                       (2,642,707)  (6,038,708)       (100)     (1,205)     (10,754)
   Death benefits                                                   (78,597)    (430,372)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(2)       WDEI5       SDEI1        WDEI2       UFIF1

Operations

Investment income (loss) -- net                                        $439         $423       $(514)       $(35)      $6,085
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)         (24)
Distributions from capital gains                                         --          602       1,519         129        2,958
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)       4,430
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             7,206      (48,382)    (79,742)     (7,320)      13,449
=============================================================================================================================

Contract transactions

Contract purchase payments                                          199,610       59,282      70,114          --      192,487
Net transfers(1)                                                     35,133       72,944     (80,662)      3,335      519,190
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (117)      (1,980)   (152,005)     (2,062)      (6,663)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      234,626      130,246    (162,553)      1,273      705,014
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      124,798     396,114      36,955       32,845
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $241,832     $206,662    $153,819     $30,908     $751,308
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      114,711     367,200      34,122       29,537
Contract purchase payments                                          264,029       61,403      75,374          --      167,972
Net transfers(1)                                                     45,405       63,894     (95,122)      3,898      453,172
Contract terminations:
   Surrender benefits and contract charges                             (148)      (2,095)   (168,503)     (2,188)      (5,794)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    309,286      237,913     178,949      35,832      644,887
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UFIF2        UFIF3       UFIF4        WFDI5       SFDI1

Operations

Investment income (loss) -- net                                     $80,827      $25,234     $54,822      $2,479       $6,051
Net realized gain (loss) on sales of investments                      8,897        1,904       6,762       1,188        4,137
Distributions from capital gains                                     30,633        9,364      24,520       1,151        2,914
Net change in unrealized appreciation
or depreciation of investments                                       89,931       34,777      72,412       2,801        4,940
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           210,288       71,279     158,516       7,619       18,042
=============================================================================================================================

Contract transactions

Contract purchase payments                                          974,683      618,784   1,045,587     171,931      100,598
Net transfers(1)                                                  2,471,977      469,974   3,876,332      (3,423)     (29,504)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (228,022)     (36,091)   (217,174)    (18,805)    (100,453)
   Death benefits                                                   (19,599)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,199,039    1,052,667   4,704,745     149,703      (29,359)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,753,766      890,610   1,469,443     129,904      470,489
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $6,163,093   $2,014,556  $6,332,704    $287,226     $459,172
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            2,495,317      798,992   1,320,542     117,173      423,532
Contract purchase payments                                          869,582      549,552     913,089     150,459       87,534
Net transfers(1)                                                  2,190,466      412,489   3,406,641      (2,719)     (26,885)
Contract terminations:
   Surrender benefits and contract charges                         (202,527)     (31,695)   (189,227)    (16,668)     (87,280)
   Death benefits                                                   (17,070)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,335,768    1,729,338   5,451,045     248,245      396,901
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WFDI2      UGRO1(2)    UGRO2(2)     UGRO3(2)    UGRO4(2)

Operations

Investment income (loss) -- net                                      $8,630          $--         $(2)        $--          $--
Net realized gain (loss) on sales of investments                      1,445          (13)         (1)        (29)         (18)
Distributions from capital gains                                      6,210           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       16,042           (4)        (46)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            32,327          (17)        (49)        (29)         (18)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           41,907           99       7,186         160          100
Net transfers(1)                                                    637,757           28          61          --           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (40,156)         (82)        (82)       (131)         (82)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      639,508           45       7,165          29           18
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     651,237           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,323,072          $28      $7,116         $--          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              591,918           --          --          --           --
Contract purchase payments                                           37,363          101       8,793         162          101
Net transfers(1)                                                    561,602           34          74          --           --
Contract terminations:
   Surrender benefits and contract charges                          (35,584)        (101)       (101)       (162)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,155,299           34       8,766          --           --
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              EVG         SGRO1       UNDM1        UNDM2       PNDM1

Operations

Investment income (loss) -- net                                     $(1,249)     $(3,341)      $(104)      $(937)    $(21,623)
Net realized gain (loss) on sales of investments                     (5,280)     (46,537)       (464)     (7,846)    (346,667)
Distributions from capital gains                                         --           --          13          79        2,779
Net change in unrealized appreciation
or depreciation of investments                                      (24,792)     (23,343)     (5,024)    (33,121)    (455,998)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (31,321)     (73,221)     (5,579)    (41,825)    (821,509)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            8,555        7,111      33,507     227,137      637,543
Net transfers(1)                                                     11,896      (28,833)     12,795     170,038       12,005
Annuity payments                                                         --           --          --          --       (5,743)
Contract terminations:
   Surrender benefits and contract charges                           (5,131)      (9,348)        (87)     (4,429)    (131,661)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       15,320      (31,070)     46,215     392,746      512,144
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     114,607      285,785      15,213      61,309    3,005,185
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $98,606     $181,494     $55,849    $412,230   $2,695,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              228,411      545,600      20,086      80,914    3,478,255
Contract purchase payments                                           21,430       17,907      54,096     368,230      827,292
Net transfers(1)                                                     31,892      (64,601)     21,294     262,435      (57,721)
Contract terminations:
   Surrender benefits and contract charges                          (12,036)     (22,443)       (118)     (7,276)    (185,235)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    269,697      476,463      95,358     704,303    4,062,591
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDM4         EGD        SNDM1        WNDM2     USVA1(2)

Operations

Investment income (loss) -- net                                     $(1,471)    $(41,131)   $(20,030)    $(4,697)        $(36)
Net realized gain (loss) on sales of investments                     (8,160)    (389,272)   (687,800)   (108,217)         140
Distributions from capital gains                                        133        4,843       2,132         437           54
Net change in unrealized appreciation
or depreciation of investments                                      (35,734)    (835,351)    129,507      12,018          132
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (45,232)  (1,260,911)   (576,191)   (100,459)         290
=============================================================================================================================

Contract transactions

Contract purchase payments                                          158,292       98,844     123,975      (3,991)      15,961
Net transfers(1)                                                    147,900       19,201    (118,031)   (167,430)          --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (10,100)    (351,159)   (323,036)    (25,212)         (79)
   Death benefits                                                        --      (31,761)    (55,418)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      296,092     (264,875)   (372,510)   (196,633)      15,882
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     145,315    5,370,338   2,139,128     493,837           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $396,175   $3,844,552  $1,190,427    $196,745      $16,172
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              193,128    4,236,699   2,896,006     700,758           --
Contract purchase payments                                          261,537       92,519     209,840      (5,747)      20,602
Net transfers(1)                                                    241,614      (43,333)   (387,824)   (291,564)          --
Contract terminations:
   Surrender benefits and contract charges                          (13,628)    (320,023)   (535,493)    (40,071)        (101)
   Death benefits                                                        --      (27,556)    (85,870)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    682,651    3,938,306   2,096,659     363,376       20,501
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USVA2(2)     WSVA6(3)    USVA4(2)     WSVA5(3)    WSVA8(4)

Operations

Investment income (loss) -- net                                        $(77)       $(108)       $(42)       $(77)         $(2)
Net realized gain (loss) on sales of investments                       (422)      (1,885)       (128)        (18)          (2)
Distributions from capital gains                                        187           84         103          91           13
Net change in unrealized appreciation
or depreciation of investments                                        1,468       (1,673)      1,188        (908)         (27)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,156       (3,582)      1,121        (912)         (18)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           49,530       10,597      25,485      24,984        3,214
Net transfers(1)                                                      2,163       14,944       8,745       3,420            5
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (352)        (172)        (89)       (168)        (137)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       51,341       25,369      34,141      28,236        3,082
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $52,497      $21,787     $35,262     $27,324       $3,064
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           64,272       13,967      33,463      30,481        3,340
Net transfers(1)                                                      2,745       13,799      11,427       4,316            5
Contract terminations:
   Surrender benefits and contract charges                             (445)        (219)       (113)       (213)        (144)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     66,572       27,547      44,777      34,584        3,201
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA2(3)       USPF1       USPF2        USPF3       USPF4

Operations

Investment income (loss) -- net                                         $(2)        $163     $(1,182)    $(1,938)     $(7,885)
Net realized gain (loss) on sales of investments                        (36)      (3,726)    (73,928)    (70,499)    (100,176)
Distributions from capital gains                                          1           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --      (26,419)   (511,274)   (242,845)    (625,838)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (37)     (29,982)   (586,384)   (315,282)    (733,899)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              171      117,157     407,598     773,765    1,058,843
Net transfers(1)                                                         --       46,432   1,503,321     512,849    1,508,492
Annuity payments                                                         --           --          --        (670)          --
Contract terminations:
   Surrender benefits and contract charges                             (134)      (2,161)   (129,153)    (34,303)    (112,550)
   Death benefits                                                        --           --          --    (191,203)     (97,489)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           37      161,428   1,781,766   1,060,438    2,357,296
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       89,636   1,251,089     657,208    1,398,381
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--     $221,082  $2,446,471  $1,402,364   $3,021,778
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      111,916   1,567,437     816,890    1,756,399
Contract purchase payments                                              171      182,040     565,400   1,134,891    1,404,817
Net transfers(1)                                                         --       68,523   2,063,270     713,289    2,119,432
Contract terminations:
   Surrender benefits and contract charges                             (171)      (2,917)   (200,955)    (55,784)    (158,850)
   Death benefits                                                        --           --          --    (319,470)    (161,628)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --      359,562   3,995,152   2,289,816    4,960,170
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UABA1(2)     UABA2(2)    UABA3(2)     UABA4(2)    WABA5(4)

Operations

Investment income (loss) -- net                                       $(159)     $(1,321)      $(194)      $(853)        $(22)
Net realized gain (loss) on sales of investments                        725         (327)       (103)       (426)          19
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (320)      (5,381)     (1,278)     (5,464)          49
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               246       (7,029)     (1,575)     (6,743)          46
=============================================================================================================================

Contract transactions

Contract purchase payments                                           45,107      392,804      50,962     265,320        8,031
Net transfers(1)                                                     40,290      155,237      18,984     135,516        2,274
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (76)      (1,853)       (126)     (2,959)        (136)
   Death benefits                                                        --           --        (330)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       85,321      546,188      69,490     397,877       10,169
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $85,567     $539,159     $67,915    $391,134      $10,215
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           60,323      510,183      65,544     344,172        8,490
Net transfers(1)                                                     52,695      203,461      24,791     176,604        2,391
Contract terminations:
   Surrender benefits and contract charges                             (101)      (2,366)       (167)     (3,982)        (144)
   Death benefits                                                        --           --        (499)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    112,917      711,278      89,669     516,794       10,737
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WABA8(4)     UAAD1(2)    UAAD2(2)     UAAD3(2)    UAAD4(2)

Operations

Investment income (loss) -- net                                         $(1)        $(46)        $--         $(7)         $(4)
Net realized gain (loss) on sales of investments                         --           (3)        (24)        (52)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (575)         --          59         (104)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (1)        (624)        (24)         --         (109)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              116       19,714         100      19,254       12,767
Net transfers(1)                                                         17        3,754          --       2,129          572
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (115)         (76)        (76)       (121)         (76)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           18       23,392          24      21,262       13,263
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $17      $22,768         $--     $21,262      $13,154
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              124       25,427         101      25,769       16,898
Net transfers(1)                                                         18        5,000          --       2,756          761
Contract terminations:
   Surrender benefits and contract charges                             (124)        (101)       (101)       (162)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         18       30,326          --      28,363       17,558
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WAAD5(5)     WAAD8(5)    UAVA1(2)     UAVA2(2)    UAVA3(2)

Operations

Investment income (loss) -- net                                         $(1)         $(1)         $5         $11           $1
Net realized gain (loss) on sales of investments                         (4)          (3)         (5)         (6)         (29)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --        (142)     (1,019)          (5)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (5)          (4)       (142)     (1,014)         (33)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              174          135         100      10,795          158
Net transfers(1)                                                         --           --       2,628      13,450           22
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (169)        (131)        (79)        (78)        (125)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            5            4       2,649      24,167           55
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--          $--      $2,507     $23,153          $22
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              180          140         101      12,867          161
Net transfers(1)                                                         --           --       3,221      17,001           29
Contract terminations:
   Surrender benefits and contract charges                             (180)        (140)       (101)       (101)        (161)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --           --       3,221      29,767           29
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAVA4(2)     WAVA5(6)    WAVA8(6)       UGIP1       UGIP2

Operations

Investment income (loss) -- net                                         $--          $--         $--     $(4,315)    $(28,345)
Net realized gain (loss) on sales of investments                         (8)          (5)         (6)    (66,726)    (132,036)
Distributions from capital gains                                         --           --          --      25,556      181,374
Net change in unrealized appreciation
or depreciation of investments                                          (26)          --          --    (176,991)  (1,496,513)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (34)          (5)         (6)   (222,476)  (1,475,520)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              100           21          22     399,060    2,158,949
Net transfers(1)                                                        428           --          --     230,474    2,087,930
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (78)         (16)        (16)    (28,751)    (115,136)
   Death benefits                                                        --           --          --          --      (20,119)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          450            5           6     600,783    4,111,624
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --     617,944    3,468,811
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $416          $--         $--    $996,251   $6,104,915
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --     640,320    3,600,756
Contract purchase payments                                              101           21          21     471,769    2,422,276
Net transfers(1)                                                        535           --          --     268,801    2,383,238
Contract terminations:
   Surrender benefits and contract charges                             (101)         (21)        (21)    (39,505)    (140,356)
   Death benefits                                                        --           --          --          --      (24,969)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        535           --          --   1,341,385    8,240,945
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIP3        UGIP4     WGIP5(5)     WGIP8(5)      UPRG1

Operations

Investment income (loss) -- net                                    $(18,374)    $(53,153)        $(4)        $(3)     $(4,614)
Net realized gain (loss) on sales of investments                   (113,008)    (167,787)          3          (4)     (33,298)
Distributions from capital gains                                     92,830      245,099          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (724,984)  (2,013,737)         37         (31)    (138,350)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (763,536)  (1,989,578)         36         (38)    (176,262)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          974,366    2,682,213       2,256         134      154,891
Net transfers(1)                                                    722,911    2,969,457          --       1,113          769
Annuity payments                                                       (728)          --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (87,965)    (150,734)       (172)       (133)     (14,802)
   Death benefits                                                   (39,241)     (15,537)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,569,343    5,485,399       2,084       1,114      140,858
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,074,879    4,531,354          --          --      484,925
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $2,880,686   $8,027,175      $2,120      $1,076     $449,521
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            2,151,801    4,721,969          --          --      740,893
Contract purchase payments                                        1,080,225    2,975,995       2,403         140      299,322
Net transfers(1)                                                    811,929    3,424,335          --       1,129       (9,596)
Contract terminations:
   Surrender benefits and contract charges                         (104,111)    (193,129)       (180)       (140)     (27,970)
   Death benefits                                                   (41,922)     (22,978)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,897,922   10,906,192       2,223       1,129    1,002,649
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UPRG2        UPRG3       UPRG4         EPP        SPGR1

Operations

Investment income (loss) -- net                                    $(24,228)    $(14,032)   $(50,132)   $(22,130)    $(58,017)
Net realized gain (loss) on sales of investments                   (186,086)    (122,300)   (172,796)   (334,494)  (1,456,601)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (681,360)    (321,239) (1,246,621)   (303,228)     (85,773)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (891,674)    (457,571) (1,469,549)   (659,852)  (1,600,391)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          407,760      144,121     794,842      36,239           --
Net transfers(1)                                                    325,534       56,723     422,462     (44,232)    (889,872)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (155,866)     (63,099)   (104,788)   (111,298)    (462,816)
   Death benefits                                                        --      (38,474)     (1,762)     (4,348)     (66,829)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      577,428       99,271   1,110,754    (123,639)  (1,419,517)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,307,840    1,267,770   3,781,643   2,021,153    5,227,359
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,993,594     $909,470  $3,422,848  $1,237,662   $2,207,451
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            3,530,935    1,944,137   5,808,378   2,573,940    7,466,298
Contract purchase payments                                          725,277      251,813   1,487,117      52,747           --
Net transfers(1)                                                    492,299       43,350     623,465    (127,654)  (1,842,077)
Contract terminations:
   Surrender benefits and contract charges                         (289,643)    (127,663)   (209,455)   (179,389)    (879,628)
   Death benefits                                                        --      (69,589)     (3,966)     (8,111)    (113,788)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,458,868    2,042,048   7,705,539   2,311,533    4,630,805
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UTEC1        UTEC2       UTEC3        UTEC4        ETC

Operations

Investment income (loss) -- net                                     $(1,312)     $(6,209)    $(3,760)   $(12,249)    $(13,523)
Net realized gain (loss) on sales of investments                     (8,851)    (130,785)    (74,599)   (144,052)    (513,023)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (66,039)    (211,155)   (104,528)   (386,642)     (52,248)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (76,202)    (348,149)   (182,887)   (542,943)    (578,794)
==============================================================================================================================

Contract transactions

Contract purchase payments                                               --       53,705      32,249     135,131       15,753
Net transfers(1)                                                      7,131       70,792     (38,352)      8,563     (260,288)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (7,605)     (35,032)     (2,906)    (24,918)     (83,605)
   Death benefits                                                        --           --     (11,812)     (7,035)     (15,945)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (474)      89,465     (20,821)    111,741     (344,085)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     186,397      708,874     404,351   1,139,766    1,554,637
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $109,721     $450,190    $200,643    $708,564     $631,758
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              363,975    1,386,796     792,626   2,236,653    1,958,182
Contract purchase payments                                               --      143,341      76,065     313,395       26,658
Net transfers(1)                                                     25,956       87,723    (151,444)    (30,703)    (432,969)
Contract terminations:
   Surrender benefits and contract charges                          (18,085)     (88,141)     (8,080)    (75,250)    (137,960)
   Death benefits                                                        --           --     (24,716)    (20,769)     (26,887)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    371,846    1,529,719     684,451   2,423,326    1,387,024
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           STEC1      UAGR1(2)    UAGR2(2)     UAGR3(2)    UAGR4(2)

Operations

Investment income (loss) -- net                                    $(31,338)        $(37)       $(69)        $(1)       $(287)
Net realized gain (loss) on sales of investments                 (1,580,064)         (68)          2          (1)          (9)
Distributions from capital gains                                         --            1           1           2            1
Net change in unrealized appreciation
or depreciation of investments                                      481,361         (302)        504         (10)        (974)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                        (1,130,041)        (406)        438         (10)      (1,269)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          376,137        8,115      16,912         160       62,143
Net transfers(1)                                                   (558,076)         381      19,690       1,255        3,412
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (813,030)         (91)        (91)       (145)         (90)
   Death benefits                                                   (62,344)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,057,313)       8,405      36,511       1,270       65,465
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,256,312           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,068,958       $7,999     $36,949      $1,260      $64,196
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            6,379,528           --          --          --           --
Contract purchase payments                                        1,301,538        8,477      18,787         160       67,220
Net transfers(1)                                                 (1,315,541)         441      22,044       1,391        3,801
Contract terminations:
   Surrender benefits and contract charges                       (2,549,766)        (100)       (100)       (160)        (100)
   Death benefits                                                  (160,589)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,655,170        8,818      40,731       1,391       70,921
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFCO1(2)     UFCO2(2)    UFCO3(2)     UFCO4(2)    WFCO5(5)

Operations

Investment income (loss) -- net                                       $(301)     $(1,150)      $(169)      $(494)         $(7)
Net realized gain (loss) on sales of investments                       (478)          38          (1)         15           --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (3,097)      (4,572)       (478)     (2,110)          42
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (3,876)      (5,684)       (648)     (2,589)          35
=============================================================================================================================

Contract transactions

Contract purchase payments                                          138,333      496,439      86,186     276,994          175
Net transfers(1)                                                     46,464      149,197      14,141      66,183        8,076
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (404)      (1,007)       (204)        (87)        (173)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      184,393      644,629     100,123     343,090        8,078
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $180,517     $638,945     $99,475    $340,501       $8,113
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          156,310      570,053      99,177     319,009          179
Net transfers(1)                                                     53,097      171,260      16,383      76,083        8,370
Contract terminations:
   Surrender benefits and contract charges                             (465)      (1,177)       (237)       (101)        (179)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    208,942      740,136     115,323     394,991        8,370
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFCO8(5)     UFGR1(2)    UFGR2(2)     UFGR3(2)    UFGR4(2)

Operations

Investment income (loss) -- net                                         $(1)        $(43)      $(195)       $(27)       $(360)
Net realized gain (loss) on sales of investments                         (1)          (8)         (5)         (5)        (135)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (867)     (2,854)       (786)      (8,272)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (2)        (918)     (3,054)       (818)      (8,767)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              175       13,650      56,989      19,366       85,007
Net transfers(1)                                                         --          723      26,580       4,788        4,258
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (173)         (76)        (76)       (121)         (89)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2       14,297      83,493      24,033       89,176
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--      $13,379     $80,439     $23,215      $80,409
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              179       17,050      72,805      24,948      102,501
Net transfers(1)                                                         --          956      35,014       6,330        5,463
Contract terminations:
   Surrender benefits and contract charges                             (179)        (101)       (101)       (162)        (118)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --       17,905     107,718      31,116      107,846
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFGR5(6)     WFGR8(6)    UFMC1(2)     UFMC2(2)      WMDC6

Operations

Investment income (loss) -- net                                        $(35)         $--       $(177)    $(1,321)     $(8,323)
Net realized gain (loss) on sales of investments                       (872)          (6)        (50)       (915)     (12,347)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (201)          --         280       2,705     (146,333)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (1,108)          (6)         53         469     (167,003)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           11,049           21      66,211     475,166      252,931
Net transfers(1)                                                         --           --      14,437     181,200      734,591
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (15)         (15)     (1,107)     (1,378)      (9,607)
   Death benefits                                                        --           --          --          --         (355)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       11,034            6      79,541     654,988      977,560
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --      555,738
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $9,926          $--     $79,594    $655,457   $1,366,295
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --      522,139
Contract purchase payments                                           13,675           21      77,992     558,560      249,600
Net transfers(1)                                                         --           --      17,098     215,714      684,000
Contract terminations:
   Surrender benefits and contract charges                              (21)         (21)     (1,306)     (1,641)      (9,852)
   Death benefits                                                        --           --          --          --         (410)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     13,654           --      93,784     772,633    1,445,477
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC4(2)       WMDC5     WMDC8(6)       WMDC2     UFOV1(2)

Operations

Investment income (loss) -- net                                     $(1,160)     $(1,505)       $(25)      $(395)        $(40)
Net realized gain (loss) on sales of investments                       (646)      (2,428)         --         191           (4)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,195)     (20,709)         23      (4,282)        (528)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (3,001)     (24,642)         (2)     (4,486)        (572)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          336,372       73,393      24,451          --       15,237
Net transfers(1)                                                     95,011       87,964           7      35,810        2,766
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (2,762)        (509)        (19)        (38)         (75)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      428,621      160,848      24,439      35,772       17,928
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       99,826          --       8,315           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $425,620     $236,032     $24,437     $39,601      $17,356
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --       93,943          --       7,839           --
Contract purchase payments                                          395,083       72,258      27,402          --       19,463
Net transfers(1)                                                    113,150       84,663           8      34,385        3,676
Contract terminations:
   Surrender benefits and contract charges                           (5,701)        (536)        (21)        (42)        (100)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    502,532      250,328      27,389      42,182       23,039
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFOV2(2)     UFOV3(2)    UFOV4(2)     URES1(2)    URES2(2)

Operations

Investment income (loss) -- net                                        $(35)        $(33)       $(11)       $(26)        $(56)
Net realized gain (loss) on sales of investments                         --          (12)         (9)        (51)           3
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (75)        (761)       (266)        324          547
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (110)        (806)       (286)        247          494
=============================================================================================================================

Contract transactions

Contract purchase payments                                           12,653        9,787       1,732       9,885        9,434
Net transfers(1)                                                      2,687        2,125       1,315       3,090       22,757
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (75)        (120)        (75)        (94)         (94)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       15,265       11,792       2,972      12,881       32,097
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $15,155      $10,986      $2,686     $13,128      $32,591
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           16,676       11,933       1,925      10,933       10,110
Net transfers(1)                                                      3,554        2,833       1,748       3,215       24,889
Contract terminations:
   Surrender benefits and contract charges                             (100)        (160)       (100)       (100)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,130       14,606       3,573      14,048       34,898
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WRES6      URES4(2)       ERE         SRES1       WRES2

Operations

Investment income (loss) -- net                                     $16,072         $(13)     $7,512     $20,352         $(91)
Net realized gain (loss) on sales of investments                      2,843            1        (131)    (31,066)          17
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (37,855)          80     (18,391)    (86,070)         404
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (18,940)          68     (11,010)    (96,784)         330
=============================================================================================================================

Contract transactions

Contract purchase payments                                          271,565        2,005      71,924      61,831        6,840
Net transfers(1)                                                    527,788        5,204     285,762     806,851       51,758
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (18,789)         (94)    (34,903)   (350,888)         (50)
   Death benefits                                                        --           --     (17,724)    (20,578)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      780,564        7,115     305,059     497,216       58,548
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     694,955           --     433,717     958,744       13,879
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,456,579       $7,183    $727,766  $1,359,176      $72,757
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              488,420           --     325,305     684,807       11,085
Contract purchase payments                                          188,260        2,124      51,754      42,054        5,594
Net transfers(1)                                                    351,829        5,682     203,060     495,914       41,226
Contract terminations:
   Surrender benefits and contract charges                          (13,067)        (100)    (25,006)   (242,227)         (41)
   Death benefits                                                        --           --     (13,262)    (14,036)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,015,442        7,706     541,851     966,512       57,864
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             USMC1        USMC2       PSMC1        USMC4       WSMC5

Operations

Investment income (loss) -- net                                     $(2,049)    $(15,873)   $(31,124)   $(33,347)     $(4,077)
Net realized gain (loss) on sales of investments                     (6,529)     (58,673)   (107,238)   (516,973)     (43,588)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (72,966)    (571,645) (1,009,866)   (796,517)     (96,453)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (81,544)    (646,191) (1,148,228) (1,346,837)    (144,118)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          130,742      686,045     709,490     698,860       49,329
Net transfers(1)                                                     68,506      559,096     939,236    (104,697)      82,845
Annuity payments                                                         --           --      (1,452)         --           --
Contract terminations:
   Surrender benefits and contract charges                           (3,488)     (64,452)    (85,480)   (169,659)      (2,096)
   Death benefits                                                        --           --     (36,964)         --       (7,858)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      195,760    1,180,689   1,524,830     424,504      122,220
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     235,418    1,630,211   2,884,175   3,513,959      366,045
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $349,634   $2,164,709  $3,260,777  $2,591,626     $344,147
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              311,929    2,164,774   2,844,121   4,682,976      723,446
Contract purchase payments                                          233,409    1,104,253     808,706   1,115,527      111,709
Net transfers(1)                                                    116,838      909,365   1,079,907    (585,035)     159,005
Contract terminations:
   Surrender benefits and contract charges                           (5,934)    (104,433)   (117,740)   (304,605)      (5,560)
   Death benefits                                                        --           --     (40,808)         --      (21,401)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    656,242    4,073,959   4,574,186   4,908,863      967,199
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSMC8(6)       WSMC2     UVAS1(2)     UVAS2(2)      PVAS1

Operations

Investment income (loss) -- net                                         $--      $(2,068)       $(24)      $(284)       $(185)
Net realized gain (loss) on sales of investments                         (5)     (35,361)          6        (639)        (452)
Distributions from capital gains                                         --           --           1           1          366
Net change in unrealized appreciation
or depreciation of investments                                           --      (15,408)        201       2,055       (2,315)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (5)     (52,837)        184       1,133       (2,586)
==============================================================================================================================

Contract transactions

Contract purchase payments                                               21        1,870       4,194      64,119       31,417
Net transfers(1)                                                         --       18,483      15,181      36,624       29,335
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (16)     (11,647)       (353)        (48)        (467)
   Death benefits                                                        --      (13,952)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            5       (5,246)     19,022     100,695       60,285
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      175,174          --          --        2,916
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--     $117,091     $19,206    $101,828      $60,615
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      347,835          --          --        2,015
Contract purchase payments                                               21        6,868       5,279      80,922       23,767
Net transfers(1)                                                         --       51,347      19,176      46,554       21,317
Contract terminations:
   Surrender benefits and contract charges                              (21)     (26,387)       (439)        (60)        (313)
   Death benefits                                                        --      (48,268)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --      331,395      24,016     127,416       46,786
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVAS4(2)     WVAS5(6)    WVAS8(6)     WVAS2(3)      UMSS1

Operations

Investment income (loss) -- net                                       $(132)       $(162)       $(73)       $(11)       $(906)
Net realized gain (loss) on sales of investments                       (172)        (804)    (14,162)          1      (16,102)
Distributions from capital gains                                          1          529         999           4        7,174
Net change in unrealized appreciation
or depreciation of investments                                          457       (2,821)         --          31      (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               154       (3,258)    (13,236)         25      (55,458)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,338       24,182      43,545         171      528,402
Net transfers(1)                                                     27,453       28,081     (30,291)      3,172      242,675
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (52)        (546)        (18)       (135)     (24,633)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       48,739       51,717      13,236       3,208      746,444
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --       71,298
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $48,893      $48,459         $--      $3,233     $762,284
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --       61,488
Contract purchase payments                                           26,232       23,922      39,874         172      483,766
Net transfers(1)                                                     35,133       31,891     (39,853)      4,082      232,460
Contract terminations:
   Surrender benefits and contract charges                              (66)        (632)        (21)       (172)     (24,863)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     61,299       55,181          --       4,082      752,851
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Operations

Investment income (loss) -- net                                     $(7,717)     $(5,445)   $(17,851)    $(3,952)     $(2,214)
Net realized gain (loss) on sales of investments                    (18,132)     (22,250)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (620,840)    (246,641)   (693,080)   (152,631)    (258,526)
==============================================================================================================================

Contract transactions

Contract purchase payments                                        2,705,069    1,199,517   2,756,558     220,117      181,458
Net transfers(1)                                                  2,277,486    1,338,860   2,783,378     367,398      511,276
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (135,217)     (31,289)    (78,543)    (69,009)    (239,302)
   Death benefits                                                   (19,498)     (20,934)     (5,777)     (3,193)     (37,229)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,827,840    2,486,154   5,455,616     515,313      416,203
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,529,647      307,457   1,584,855     673,880      593,143
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,321,211      251,581   1,373,613     546,335      472,993
Contract purchase payments                                        2,428,846    1,017,354   2,482,792     188,072      150,076
Net transfers(1)                                                  2,077,583    1,171,066   2,550,072     292,629      302,264
Contract terminations:
   Surrender benefits and contract charges                         (128,243)     (29,926)    (74,095)    (57,595)    (202,035)
   Death benefits                                                   (18,568)     (16,993)     (5,803)     (3,048)     (32,829)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             WMSS2        UINT1       UINT2        UINT3       UINT4

Operations

Investment income (loss) -- net                                       $(727)      $1,265      $6,586      $2,196      $10,097
Net realized gain (loss) on sales of investments                       (138)     (13,624)    (44,377)     (8,311)    (149,746)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)     (53,960)   (253,827)   (120,222)    (268,932)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (11,140)     (66,319)   (291,618)   (126,337)    (408,581)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            1,322      139,939     449,788     176,711      798,508
Net transfers(1)                                                     87,148       13,138     533,775     121,591        5,636
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (242)     (11,301)    (39,939)    (17,796)    (117,449)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       88,228      141,776     943,624     280,506      686,695
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      47,990      274,624     749,772     433,473    1,327,193
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $125,078     $350,081  $1,401,778    $587,642   $1,605,307
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                               41,027      324,353     887,194     514,024    1,576,124
Contract purchase payments                                            1,447      186,207     554,162     220,423      961,450
Net transfers(1)                                                     80,980       16,396     668,731     158,302      (12,961)
Contract terminations:
   Surrender benefits and contract charges                             (227)     (14,160)    (51,528)    (26,375)    (151,774)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    123,227      512,796   2,058,559     866,374    2,372,839
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WINT5(6)     WINT8(6)      UGRS1        UGRS2       UGRS3

Operations

Investment income (loss) -- net                                      $3,528       $9,485     $(2,115)   $(18,858)     $(5,457)
Net realized gain (loss) on sales of investments                    (59,609)    (124,459)     (5,687)    (56,490)     (11,201)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (30,417)     (51,137)    (62,137)   (528,545)    (134,536)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (86,498)    (166,111)    (69,939)   (603,893)    (151,194)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            7,718        7,250      14,601     416,549       67,992
Net transfers(1)                                                    372,022      592,920      45,745     221,564       82,861
Annuity payments                                                         --           --          --          --         (386)
Contract terminations:
   Surrender benefits and contract charges                          (52,974)    (125,213)     (7,433)    (65,861)     (27,228)
   Death benefits                                                        --      (32,755)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      326,766      442,202      52,913     572,252      123,239
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     229,711   1,610,448      468,790
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $240,268     $276,091    $212,685  $1,578,807     $440,835
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --     325,776   2,287,766      662,411
Contract purchase payments                                            7,301        8,093      24,066     647,842      108,995
Net transfers(1)                                                    338,342      494,622      84,547     314,047      151,596
Contract terminations:
   Surrender benefits and contract charges                          (59,162)    (138,995)    (12,921)   (112,612)     (48,067)
   Death benefits                                                        --      (33,563)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    286,481      330,157     421,468   3,137,043      874,935
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UGRS4        UNDS1       UNDS2        PSND1       UNDS4

Operations

Investment income (loss) -- net                                    $(19,378)       $(985)    $(3,764)    $(3,170)     $(7,101)
Net realized gain (loss) on sales of investments                    (58,795)      (3,088)    (17,139)    (14,770)     (44,182)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (425,640)     (34,952)   (118,154)    (88,069)    (173,855)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (503,813)     (39,025)   (139,057)   (106,009)    (225,138)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          361,891       20,516     138,363      86,103      279,223
Net transfers(1)                                                    251,962       21,897      74,889      42,155       69,711
Annuity payments                                                         --           --          --        (429)          --
Contract terminations:
   Surrender benefits and contract charges                          (31,165)      (6,415)    (11,035)     (5,357)     (24,876)
   Death benefits                                                   (14,442)          --          --     (14,548)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      568,246       35,998     202,217     107,924      324,058
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,351,667      108,643     299,578     258,449      428,041
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,416,100     $105,616    $362,738    $260,364     $526,961
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,927,955      114,771     316,914     293,016      454,426
Contract purchase payments                                          592,417       30,429     180,119     119,137      335,279
Net transfers(1)                                                    396,263       29,525      87,603      55,066       78,681
Contract terminations:
   Surrender benefits and contract charges                          (54,966)      (9,496)    (15,737)     (7,726)     (36,574)
   Death benefits                                                   (29,572)          --          --     (18,183)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,832,097      165,229     568,899     441,310      831,812
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSND5(6)     WSND8(6)      UTRS1        UTRS2       PSTR1

Operations

Investment income (loss) -- net                                        $(46)         $--      $4,696     $21,285       $5,329
Net realized gain (loss) on sales of investments                        (27)          (6)    (14,769)    (54,955)     (42,737)
Distributions from capital gains                                         --           --      13,568      74,158       37,165
Net change in unrealized appreciation
or depreciation of investments                                       (1,201)          --     (64,722)   (511,635)    (246,193)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (1,274)          (6)    (61,227)   (471,147)    (246,436)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           16,118           21     264,869   2,783,504    1,416,055
Net transfers(1)                                                         --           --     663,963   2,068,268    1,186,243
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (16)         (15)    (43,249)   (237,649)    (143,608)
   Death benefits                                                        --           --     (59,370)         --     (292,816)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       16,102            6     826,213   4,614,123    2,165,874
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     875,489   3,794,238    1,953,153
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $14,828          $--  $1,640,475  $7,937,214   $3,872,591
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --     792,426   3,439,804    1,861,342
Contract purchase payments                                           20,228           21     256,297   2,564,696    1,362,473
Net transfers(1)                                                         --           --     631,613   1,905,869    1,170,795
Contract terminations:
   Surrender benefits and contract charges                              (21)         (21)    (42,205)   (223,735)    (146,056)
   Death benefits                                                        --           --     (53,466)         --     (299,941)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,207           --   1,584,665   7,686,634    3,948,613
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UTRS4      WSTR5(6)    WSTR8(6)     USUT1(2)    USUT2(2)

Operations

Investment income (loss) -- net                                      $7,368          $(6)       $(18)        $--         $(22)
Net realized gain (loss) on sales of investments                    (65,218)          --           1           1          (20)
Distributions from capital gains                                     78,991           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (539,230)          (8)         94           7          365
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (518,089)         (14)         77           8          323
=============================================================================================================================

Contract transactions

Contract purchase payments                                        3,039,699       10,151       5,074          60           60
Net transfers(1)                                                  2,676,393           --          --         313       19,467
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (166,346)         (20)        (19)        (52)         (52)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,549,746       10,131       5,055         321       19,475
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,838,689           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $8,870,346      $10,117      $5,132        $329      $19,798
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            3,493,459           --          --          --           --
Contract purchase payments                                        2,824,389       10,933       5,564          60           60
Net transfers(1)                                                  2,486,331           --          --         376       22,636
Contract terminations:
   Surrender benefits and contract charges                         (157,956)         (21)        (21)        (60)         (60)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,646,223       10,912       5,543         376       22,636
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           PSUT1      USUT4(2)    WSUT5(6)     WSUT8(6)    UOCA1(2)

Operations

Investment income (loss) -- net                                      $1,098          $(9)       $(35)        $--          $(9)
Net realized gain (loss) on sales of investments                     (1,829)          (6)         (3)         (4)          (2)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (26,186)         215        (279)         --         (143)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (26,917)         200        (317)         (4)        (154)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            3,006           61       5,032          22        3,109
Net transfers(1)                                                     49,370        4,431          33          --        4,058
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (788)         (52)        (18)        (18)         (79)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       51,588        4,440       5,047           4        7,088
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      94,753           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $119,424       $4,640      $4,730         $--       $6,934
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              126,281           --          --          --           --
Contract purchase payments                                            4,710           60       5,538          21        3,965
Net transfers(1)                                                     79,495        5,315          40          --        4,976
Contract terminations:
   Surrender benefits and contract charges                           (1,401)         (60)        (21)        (21)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    209,085        5,315       5,557          --        8,840
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOCA2(2)     UOCA3(2)    UOCA4(2)     WOCA5(5)    WOCA8(5)

Operations

Investment income (loss) -- net                                       $(323)       $(123)      $(393)        $(1)         $(1)
Net realized gain (loss) on sales of investments                         44         (198)         14           1            2
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,936       (1,234)      1,569           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,657       (1,555)      1,190           1            1
=============================================================================================================================

Contract transactions

Contract purchase payments                                           84,838       20,481      55,893         172          134
Net transfers(1)                                                     25,781       11,584      70,604          43           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,610)        (126)       (315)       (174)        (135)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      109,009       31,939     126,182          41           (1)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $110,666      $30,384    $127,372         $42          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          110,706       24,700      72,682         181          141
Net transfers(1)                                                     32,503       14,264      90,528          43           --
Contract terminations:
   Surrender benefits and contract charges                           (2,008)        (162)       (395)       (181)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    141,201       38,802     162,815          43           --
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOGS1(2)     UOGS2(2)    WOGS6(3)     UOGS4(2)    WOGS5(3)

Operations

Investment income (loss) -- net                                        $(29)       $(155)      $(473)      $(129)        $(28)
Net realized gain (loss) on sales of investments                         (1)        (167)       (340)       (495)        (174)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (532)      (4,038)    (13,091)     (2,130)        (106)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (562)      (4,360)    (13,904)     (2,754)        (308)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           19,213       63,562       4,371      38,587          214
Net transfers(1)                                                        444       35,462     158,939       7,200        9,573
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (46)         (46)     (2,588)        (66)        (164)
   Death benefits                                                        --           --        (173)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       19,611       98,978     160,549      45,721        9,623
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $19,049      $94,618    $146,645     $42,967       $9,315
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           24,307       78,142       5,605      47,014          214
Net transfers(1)                                                        570       45,232     187,541       9,169       12,062
Contract terminations:
   Surrender benefits and contract charges                              (61)         (61)     (3,207)        (85)        (214)
   Death benefits                                                        --           --        (237)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     24,816      123,313     189,702      56,098       12,062
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOGS8(5)     WOGS2(3)    UOHI1(2)     UOHI2(2)    UOHI3(2)

Operations

Investment income (loss) -- net                                         $(5)         $(2)       $(53)      $(232)         $(1)
Net realized gain (loss) on sales of investments                         (2)         (39)        (86)       (165)          --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (114)          --         388       2,265            5
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (121)         (41)        249       1,868            4
=============================================================================================================================

Contract transactions

Contract purchase payments                                            8,204          172      10,538     108,120        3,999
Net transfers(1)                                                         --           --       6,947      21,049          355
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (129)        (131)        (96)       (277)        (153)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        8,075           41      17,389     128,892        4,201
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $7,954          $--     $17,638    $130,760       $4,205
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            8,737          171      11,091     113,966        4,163
Net transfers(1)                                                         --           --       7,373      22,541          381
Contract terminations:
   Surrender benefits and contract charges                             (140)        (171)       (100)       (288)        (160)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      8,597           --      18,364     136,219        4,384
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOHI4(2)     UOSM1(2)    UOSM2(2)     UOSM3(2)    UOSM4(2)

Operations

Investment income (loss) -- net                                       $(132)        $(60)      $(254)      $(122)       $(184)
Net realized gain (loss) on sales of investments                         27          (85)       (108)        (21)         (68)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,043       (1,469)     (1,371)     (1,411)      (1,934)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               938       (1,614)     (1,733)     (1,554)      (2,186)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           63,929       27,585     103,407      48,156       47,010
Net transfers(1)                                                      7,932          407      57,082       5,193       23,938
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (103)         (80)       (503)       (129)         (89)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       71,758       27,912     159,986      53,220       70,859
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $72,696      $26,298    $158,253     $51,666      $68,673
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           67,450       32,457     129,268      58,773       56,681
Net transfers(1)                                                      8,506          742      70,650       6,446       30,075
Contract terminations:
   Surrender benefits and contract charges                             (108)        (101)       (619)       (163)        (113)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     75,848       33,098     199,299      65,056       86,643
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOSM5(4)     WOSM8(4)    USTB1(2)     USTB2(2)    WSTB6(3)

Operations

Investment income (loss) -- net                                         $(7)         $(7)       $(52)      $(438)     $(1,215)
Net realized gain (loss) on sales of investments                         (1)          --           4          15          (37)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (45)        (185)      1,047       6,195        9,431
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (53)        (192)        999       5,772        8,179
=============================================================================================================================

Contract transactions

Contract purchase payments                                            3,149       12,105      27,936      61,871      123,071
Net transfers(1)                                                        340            5      11,778      99,196       89,747
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                               --           --      (1,402)       (229)      (2,200)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3,489       12,110      38,312     160,838      210,618
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $3,436      $11,918     $39,311    $166,610     $218,797
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            3,257       12,524      27,663      62,246      124,232
Net transfers(1)                                                        352            5      11,659      98,895       90,111
Contract terminations:
   Surrender benefits and contract charges                               --           --      (1,375)       (225)      (2,206)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      3,609       12,529      37,947     160,916      212,137
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USTB4(2)     WSTB5(3)    WSTB8(5)     WSTB2(3)      UGIN1

Operations

Investment income (loss) -- net                                       $(582)        $(15)        $(1)        $(2)      $1,931
Net realized gain (loss) on sales of investments                        189           --           5           6       (7,872)
Distributions from capital gains                                         --           --          --          --        1,709
Net change in unrealized appreciation
or depreciation of investments                                        6,034          228          --          --      (40,127)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             5,641          213           4           4      (44,359)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          135,873        7,295         141         171       35,088
Net transfers(1)                                                     12,140        3,095          --          --       72,382
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (958)        (220)       (145)       (175)     (10,829)
   Death benefits                                                        --           --          --          --      (36,033)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      147,055       10,170          (4)         (4)      60,608
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --      284,555
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $152,696      $10,383         $--         $--     $300,804
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --      287,498
Contract purchase payments                                          136,548        7,224         140         171       44,905
Net transfers(1)                                                     12,118        3,066          --          --       95,980
Contract terminations:
   Surrender benefits and contract charges                             (958)        (214)       (140)       (171)     (12,275)
   Death benefits                                                        --           --          --          --      (37,289)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    147,708       10,076          --          --      378,819
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIN2        PGIN1       UGIN4         EPG      WGIN8(6)

Operations

Investment income (loss) -- net                                      $4,391       $1,557        $(90)    $12,322          $--
Net realized gain (loss) on sales of investments                    (44,613)     (22,418)    (68,608)   (311,325)          (5)
Distributions from capital gains                                      7,718        6,047       6,986      37,305           --
Net change in unrealized appreciation
or depreciation of investments                                     (318,775)    (260,254)   (280,175) (1,192,262)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (351,279)    (275,068)   (341,887) (1,453,960)          (5)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          476,645      259,527     486,540     191,471           22
Net transfers(1)                                                    362,060      365,466     285,153    (152,377)          --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (64,035)     (58,797)    (42,460)   (517,009)         (17)
   Death benefits                                                        --       (1,867)         --     (66,793)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      774,670      564,329     729,233    (544,708)           5
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,152,706      918,483   1,091,044   7,289,538           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,576,097   $1,207,744  $1,478,390  $5,290,870          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,166,067      963,282   1,108,568   6,280,095           --
Contract purchase payments                                          518,427      276,221     521,827     176,604           21
Net transfers(1)                                                    377,691      416,472     300,598    (179,283)          --
Contract terminations:
   Surrender benefits and contract charges                          (71,596)     (71,011)    (51,626)   (504,699)         (21)
   Death benefits                                                        --       (1,940)         --     (66,372)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,990,589    1,583,024   1,879,367   5,706,345           --
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR1(2)     UIGR2(2)      PIGR1      UIGR4(2)       EPL

Operations

Investment income (loss) -- net                                        $(58)       $(666)   $(16,600)      $(983)     $(7,996)
Net realized gain (loss) on sales of investments                       (168)        (500)   (268,143)       (830)    (206,293)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (727)         858    (548,102)      1,737     (102,127)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (953)        (308)   (832,845)        (76)    (316,416)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           27,086      278,624     493,290     364,747      147,834
Net transfers(1)                                                        156       69,887    (151,461)     67,101       62,726
Annuity payments                                                         --           --      (1,800)         --           --
Contract terminations:
   Surrender benefits and contract charges                              (47)      (1,503)   (102,187)        (72)    (107,087)
   Death benefits                                                        --           --     (12,196)         --      (37,057)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       27,195      347,008     225,646     431,776       66,416
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --   4,269,371          --    1,651,442
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $26,242     $346,700  $3,662,172    $431,700   $1,401,442
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --   4,730,889          --    1,775,441
Contract purchase payments                                           32,921      350,351     612,600     458,849      177,170
Net transfers(1)                                                        105       87,378    (200,488)     84,788       73,923
Contract terminations:
   Surrender benefits and contract charges                              (60)      (1,919)   (132,342)        (92)    (125,002)
   Death benefits                                                        --           --     (16,573)         --      (45,623)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     32,966      435,810   4,994,086     543,545    1,855,909
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WIGR8(6)       WIGR2     UPRE1(2)     UPRE2(2)    UPRE3(2)

Operations

Investment income (loss) -- net                                         $(9)     $(3,212)        $(1)       $(86)         $(2)
Net realized gain (loss) on sales of investments                         (1)     (58,061)         (2)        (11)         (44)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (150)     (25,244)        (10)     (1,902)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (160)     (86,517)        (13)     (1,999)         (46)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            5,870           --         100      43,626          240
Net transfers(1)                                                         17       12,227         430       5,055           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (18)     (19,251)        (81)       (266)        (194)
   Death benefits                                                        --      (18,305)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5,869      (25,329)        449      48,415           46
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      427,111          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $5,709     $315,265        $436     $46,416          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      729,923          --          --           --
Contract purchase payments                                            6,746           --         101      51,653          242
Net transfers(1)                                                         20       14,455         540       6,166           --
Contract terminations:
   Surrender benefits and contract charges                              (21)     (36,485)       (101)       (328)        (242)
   Death benefits                                                        --      (42,386)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      6,745      665,507         540      57,491           --
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UPRE4(2)       UVIS1       UVIS2        UVIS3       UVIS4

Operations

Investment income (loss) -- net                                        $(17)     $(1,126)   $(13,419)    $(6,451)    $(30,827)
Net realized gain (loss) on sales of investments                          3      (38,629)   (130,306)    (54,204)    (498,928)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          150      (12,919)   (342,955)   (142,935)    (246,751)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               136      (52,674)   (486,680)   (203,590)    (776,506)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              208        1,537     106,129      13,955      200,723
Net transfers(1)                                                      5,114      (33,884)     58,215      24,245   (2,245,234)
Annuity payments                                                         --           --          --        (172)          --
Contract terminations:
   Surrender benefits and contract charges                              (81)      (7,353)    (55,142)    (18,965)     (43,308)
   Death benefits                                                        --           --          --     (11,459)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5,241      (39,700)    109,202       7,604   (2,087,819)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      160,093   1,403,394     618,023    4,259,889
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $5,377      $67,719  $1,025,916    $422,037   $1,395,564
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      264,816   2,325,424   1,023,651    7,085,506
Contract purchase payments                                              235        3,652     197,245      26,859      402,751
Net transfers(1)                                                      6,536      (89,520)     69,276      24,616   (4,006,126)
Contract terminations:
   Surrender benefits and contract charges                             (101)     (15,938)   (115,554)    (34,773)     (91,425)
   Death benefits                                                        --           --          --     (20,204)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      6,670      163,010   2,476,391   1,020,149    3,390,706
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                      Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EPT       WVIS8(6)      WVIS2

Operations

Investment income (loss) -- net                                     $(8,680)         $--     $(4,230)
Net realized gain (loss) on sales of investments                    (85,018)          (5)    (48,233)
Distributions from capital gains                                         --           --          --
Net change in unrealized appreciation
or depreciation of investments                                     (147,219)          --     (53,334)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (240,917)          (5)   (105,797)
=====================================================================================================

Contract transactions

Contract purchase payments                                           51,041           21          --
Net transfers(1)                                                     69,514           --      19,249
Annuity payments                                                         --           --          --
Contract terminations:
   Surrender benefits and contract charges                          (32,588)         (16)    (22,916)
   Death benefits                                                    (6,172)          --     (12,144)
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       81,795            5     (15,811)
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     716,724           --     320,856
----------------------------------------------------------------------------------------------------
Net assets at end of year                                          $557,602          $--    $199,248
====================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              781,502           --     668,133
Contract purchase payments                                           66,697           21          --
Net transfers(1)                                                     91,652           --      43,518
Contract terminations:
   Surrender benefits and contract charges                          (42,417)         (21)    (62,850)
   Death benefits                                                    (9,205)          --     (41,062)
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    888,229           --     607,739
====================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(6) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

Subaccount Investment                                                   Shares
--------------------------------------------------------------------------------

UBND1      AXP(R) Variable Portfolio - Bond Fund                           6,255
UBND2      AXP(R) Variable Portfolio - Bond Fund                          21,248
PBND1      AXP(R) Variable Portfolio - Bond Fund                          19,723
UBND4      AXP(R) Variable Portfolio - Bond Fund                          30,371
ESI        AXP(R) Variable Portfolio - Bond Fund                       1,056,976
SBND1      AXP(R) Variable Portfolio - Bond Fund                          96,593
--------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund              737,700
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund            2,966,480
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund            2,708,469
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund            3,316,848
EMS        AXP(R) Variable Portfolio - Cash Management Fund           10,778,772
SCMG1      AXP(R) Variable Portfolio - Cash Management Fund           13,421,219
--------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund      2,539
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund     18,219
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     53,876
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund     30,045
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund     24,884
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     26,374
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund      3,856
--------------------------------------------------------------------------------
UFIF1      AXP(R) Variable Portfolio - Federal Income Fund                70,943
UFIF2      AXP(R) Variable Portfolio - Federal Income Fund               581,965
UFIF3      AXP(R) Variable Portfolio - Federal Income Fund               190,244
UFIF4      AXP(R) Variable Portfolio - Federal Income Fund               597,897
WFDI5      AXP(R) Variable Portfolio - Federal Income Fund                27,218
SFDI1      AXP(R) Variable Portfolio - Federal Income Fund                49,828
WFDI2      AXP(R) Variable Portfolio - Federal Income Fund               125,000
--------------------------------------------------------------------------------
UGRO1      AXP(R) Variable Portfolio - Growth Fund                             6
UGRO2      AXP(R) Variable Portfolio - Growth Fund                         1,481
UGRO3      AXP(R) Variable Portfolio - Growth Fund                            --
UGRO4      AXP(R) Variable Portfolio - Growth Fund                            --
EVG        AXP(R) Variable Portfolio - Growth Fund                        20,542
SGRO1      AXP(R) Variable Portfolio - Growth Fund                        37,819
--------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)              4,509
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             33,194
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)            219,701
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)             31,536
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)            309,652
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)             96,178
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             15,893
--------------------------------------------------------------------------------
USVA1      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       1,727
USVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       5,603
WSVA6      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       2,328
USVA4      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       3,710
WSVA5      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       2,600
WSVA8      AXP(R) Variable Portfolio - Partners Small Cap Value Fund         327
WSVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund          --
--------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                 Shares
------------------------------------------------------------------------------
USPF1      AXP(R) Variable Portfolio - S&P 500 Index Fund              36,825
USPF2      AXP(R) Variable Portfolio - S&P 500 Index Fund             407,113
USPF3      AXP(R) Variable Portfolio - S&P 500 Index Fund             233,692
USPF4      AXP(R) Variable Portfolio - S&P 500 Index Fund             503,596
------------------------------------------------------------------------------
UABA1      AIM V.I. Basic Value Fund, Series II Shares                 10,750
UABA2      AIM V.I. Basic Value Fund, Series II Shares                 67,734
UABA3      AIM V.I. Basic Value Fund, Series II Shares                  8,532
UABA4      AIM V.I. Basic Value Fund, Series II Shares                 49,137
WABA5      AIM V.I. Basic Value Fund, Series II Shares                  1,283
WABA8      AIM V.I. Basic Value Fund, Series II Shares                      2
------------------------------------------------------------------------------
UAAD1      AIM V.I. Capital Development Fund, Series II Shares          2,433
UAAD2      AIM V.I. Capital Development Fund, Series II Shares             --
UAAD3      AIM V.I. Capital Development Fund, Series II Shares          2,272
UAAD4      AIM V.I. Capital Development Fund, Series II Shares          1,405
WAAD5      AIM V.I. Capital Development Fund, Series II Shares             --
WAAD8      AIM V.I. Capital Development Fund, Series II Shares             --
------------------------------------------------------------------------------
UAVA1      AIM V.I. Premier Equity Fund, Series II Shares                 155
UAVA2      AIM V.I. Premier Equity Fund, Series II Shares               1,432
UAVA3      AIM V.I. Premier Equity Fund, Series II Shares                   1
UAVA4      AIM V.I. Premier Equity Fund, Series II Shares                  26
WAVA5      AIM V.I. Premier Equity Fund, Series II Shares                  --
WAVA8      AIM V.I. Premier Equity Fund, Series II Shares                  --
------------------------------------------------------------------------------
UGIP1      Alliance VP Growth and Income Portfolio (Class B)           60,415
UGIP2      Alliance VP Growth and Income Portfolio (Class B)          370,219
UGIP3      Alliance VP Growth and Income Portfolio (Class B)          174,693
UGIP4      Alliance VP Growth and Income Portfolio (Class B)          486,790
WGIP5      Alliance VP Growth and Income Portfolio (Class B)              129
WGIP8      Alliance VP Growth and Income Portfolio (Class B)               65
------------------------------------------------------------------------------
UPRG1      Alliance VP Premier Growth Portfolio (Class B)              25,999
UPRG2      Alliance VP Premier Growth Portfolio (Class B)             115,303
UPRG3      Alliance VP Premier Growth Portfolio (Class B)              52,601
UPRG4      Alliance VP Premier Growth Portfolio (Class B)             197,967
EPP        Alliance VP Premier Growth Portfolio (Class B)              71,583
SPGR1      Alliance VP Premier Growth Portfolio (Class B)             127,672
------------------------------------------------------------------------------
UTEC1      Alliance VP Technology Portfolio (Class B)                  10,994
UTEC2      Alliance VP Technology Portfolio (Class B)                  45,109
UTEC3      Alliance VP Technology Portfolio (Class B)                  20,105
UTEC4      Alliance VP Technology Portfolio (Class B)                  70,998
ETC        Alliance VP Technology Portfolio (Class B)                  63,302
STEC1      Alliance VP Technology Portfolio (Class B)                 107,110
------------------------------------------------------------------------------
UAGR1      Alliance VP Total Return Portfolio (Class B)                   524
UAGR2      Alliance VP Total Return Portfolio (Class B)                 2,420
UAGR3      Alliance VP Total Return Portfolio (Class B)                    83
UAGR4      Alliance VP Total Return Portfolio (Class B)                 4,204
------------------------------------------------------------------------------
UFCO1      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2     10,057
UFCO2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2     35,596
UFCO3      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2      5,542
UFCO4      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2     18,969
WFCO5      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        452
WFCO8      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         --
------------------------------------------------------------------------------
UFGR1      Fidelity(R) VIP Growth Portfolio Service Class 2               576
UFGR2      Fidelity(R) VIP Growth Portfolio Service Class 2             3,466
UFGR3      Fidelity(R) VIP Growth Portfolio Service Class 2             1,000
UFGR4      Fidelity(R) VIP Growth Portfolio Service Class 2             3,464
WFGR5      Fidelity(R) VIP Growth Portfolio Service Class 2               428
WFGR8      Fidelity(R) VIP Growth Portfolio Service Class 2                --
------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                    Shares
--------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               4,577
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              37,692
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              78,568
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              24,475
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              13,573
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               1,405
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               2,277
--------------------------------------------------------------------------------
UFOV1      Fidelity(R) VIP Overseas Portfolio Service Class 2              1,592
UFOV2      Fidelity(R) VIP Overseas Portfolio Service Class 2              1,390
UFOV3      Fidelity(R) VIP Overseas Portfolio Service Class 2              1,008
UFOV4      Fidelity(R) VIP Overseas Portfolio Service Class 2                246
--------------------------------------------------------------------------------
URES1      FTVIPT Franklin Real Estate Fund - Class 2                        734
URES2      FTVIPT Franklin Real Estate Fund - Class 2                      1,823
WRES6      FTVIPT Franklin Real Estate Fund - Class 2                     81,464
URES4      FTVIPT Franklin Real Estate Fund - Class 2                        402
ERE        FTVIPT Franklin Real Estate Fund - Class 2                     40,703
SRES1      FTVIPT Franklin Real Estate Fund - Class 2                     76,017
WRES2      FTVIPT Franklin Real Estate Fund - Class 2                      4,069
--------------------------------------------------------------------------------
USMC1      FTVIPT Franklin Small Cap Fund - Class 2                       27,530
USMC2      FTVIPT Franklin Small Cap Fund - Class 2                      170,450
PSMC1      FTVIPT Franklin Small Cap Fund - Class 2                      256,754
USMC4      FTVIPT Franklin Small Cap Fund - Class 2                      204,065
WSMC5      FTVIPT Franklin Small Cap Fund - Class 2                       27,098
WSMC8      FTVIPT Franklin Small Cap Fund - Class 2                           --
WSMC2      FTVIPT Franklin Small Cap Fund - Class 2                        9,220
--------------------------------------------------------------------------------
UVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       1,999
UVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      10,596
PVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       6,308
UVAS4      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       5,088
WVAS5      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       5,043
WVAS8      FTVIPT Franklin Small Cap Value Securities Fund - Class 2          --
WVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2         336
--------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                 63,418
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                477,258
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                211,894
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2                528,069
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                 86,236
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                 62,464
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                 10,406
--------------------------------------------------------------------------------
UINT1      FTVIPT Templeton Foreign Securities Fund - Class 2             37,164
UINT2      FTVIPT Templeton Foreign Securities Fund - Class 2            148,809
UINT3      FTVIPT Templeton Foreign Securities Fund - Class 2             62,382
UINT4      FTVIPT Templeton Foreign Securities Fund - Class 2            170,415
WINT5      FTVIPT Templeton Foreign Securities Fund - Class 2             25,506
WINT8      FTVIPT Templeton Foreign Securities Fund - Class 2             29,309
--------------------------------------------------------------------------------
UGRS1      MFS(R) Investors Growth Stock Series - Service Class           30,427
UGRS2      MFS(R) Investors Growth Stock Series - Service Class          225,867
UGRS3      MFS(R) Investors Growth Stock Series - Service Class           63,067
UGRS4      MFS(R) Investors Growth Stock Series - Service Class          202,589
--------------------------------------------------------------------------------
UNDS1      MFS(R) New Discovery Series - Service Class                    10,175
UNDS2      MFS(R) New Discovery Series - Service Class                    34,946
PSND1      MFS(R) New Discovery Series - Service Class                    25,083
UNDS4      MFS(R) New Discovery Series - Service Class                    50,767
WSND5      MFS(R) New Discovery Series - Service Class                     1,429
WSND8      MFS(R) New Discovery Series - Service Class                        --
--------------------------------------------------------------------------------
UTRS1      MFS(R) Total Return Series - Service Class                     96,216
UTRS2      MFS(R) Total Return Series - Service Class                    465,526
PSTR1      MFS(R) Total Return Series - Service Class                    227,131
UTRS4      MFS(R) Total Return Series - Service Class                    520,255
WSTR5      MFS(R) Total Return Series - Service Class                        593
WSTR8      MFS(R) Total Return Series - Service Class                        301
--------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                   Shares
-------------------------------------------------------------------------------

USUT1      MFS(R) Utilities Series - Service Class                          27
USUT2      MFS(R) Utilities Series - Service Class                       1,653
PSUT1      MFS(R) Utilities Series - Service Class                       9,969
USUT4      MFS(R) Utilities Series - Service Class                         387
WSUT5      MFS(R) Utilities Series - Service Class                         395
WSUT8      MFS(R) Utilities Series - Service Class                          --
-------------------------------------------------------------------------------
UOCA1      Oppenheimer Capital Appreciation Fund/VA, Service Shares        261
UOCA2      Oppenheimer Capital Appreciation Fund/VA, Service Shares      4,171
UOCA3      Oppenheimer Capital Appreciation Fund/VA, Service Shares      1,145
UOCA4      Oppenheimer Capital Appreciation Fund/VA, Service Shares      4,801
WOCA5      Oppenheimer Capital Appreciation Fund/VA, Service Shares          2
WOCA8      Oppenheimer Capital Appreciation Fund/VA, Service Shares         --
-------------------------------------------------------------------------------
UOGS1      Oppenheimer Global Securities Fund/VA, Service Shares         1,082
UOGS2      Oppenheimer Global Securities Fund/VA, Service Shares         5,373
WOGS6      Oppenheimer Global Securities Fund/VA, Service Shares         8,327
UOGS4      Oppenheimer Global Securities Fund/VA, Service Shares         2,440
WOGS5      Oppenheimer Global Securities Fund/VA, Service Shares           531
WOGS8      Oppenheimer Global Securities Fund/VA, Service Shares           452
WOGS2      Oppenheimer Global Securities Fund/VA, Service Shares            --
-------------------------------------------------------------------------------
UOHI1      Oppenheimer High Income Fund/VA, Service Shares               2,355
UOHI2      Oppenheimer High Income Fund/VA, Service Shares              17,458
UOHI3      Oppenheimer High Income Fund/VA, Service Shares                 561
UOHI4      Oppenheimer High Income Fund/VA, Service Shares               9,706
-------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     2,831
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares    17,035
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     5,561
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     7,392
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares       370
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     1,283
-------------------------------------------------------------------------------
USTB1      Oppenheimer Strategic Bond Fund/VA, Service Shares            8,418
USTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares           35,677
WSTB6      Oppenheimer Strategic Bond Fund/VA, Service Shares           46,852
USTB4      Oppenheimer Strategic Bond Fund/VA, Service Shares           32,697
WSTB5      Oppenheimer Strategic Bond Fund/VA, Service Shares            2,223
WSTB8      Oppenheimer Strategic Bond Fund/VA, Service Shares               --
WSTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares               --
-------------------------------------------------------------------------------
UGIN1      Putnam VT Growth and Income Fund - Class IB Shares           16,138
UGIN2      Putnam VT Growth and Income Fund - Class IB Shares           84,555
PGIN1      Putnam VT Growth and Income Fund - Class IB Shares           64,793
UGIN4      Putnam VT Growth and Income Fund - Class IB Shares           79,313
EPG        Putnam VT Growth and Income Fund - Class IB Shares          283,845
WGIN8      Putnam VT Growth and Income Fund - Class IB Shares               --
-------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares         2,591
UIGR2      Putnam VT International Growth Fund - Class IB Shares        34,327
PIGR1      Putnam VT International Growth Fund - Class IB Shares       362,591
UIGR4      Putnam VT International Growth Fund - Class IB Shares        42,743
EPL        Putnam VT International Growth Fund - Class IB Shares       138,757
WIGR8      Putnam VT International Growth Fund - Class IB Shares           565
WIGR2      Putnam VT International Growth Fund - Class IB Shares        31,214
-------------------------------------------------------------------------------
UPRE1      Putnam VT Research Fund - Class IB Shares                        52
UPRE2      Putnam VT Research Fund - Class IB Shares                     5,480
UPRE3      Putnam VT Research Fund - Class IB Shares                        --
UPRE4      Putnam VT Research Fund - Class IB Shares                       635
-------------------------------------------------------------------------------
UVIS1      Putnam VT Vista Fund - Class IB Shares                        8,605
UVIS2      Putnam VT Vista Fund - Class IB Shares                      130,358
UVIS3      Putnam VT Vista Fund - Class IB Shares                       53,626
UVIS4      Putnam VT Vista Fund - Class IB Shares                      177,327
EPT        Putnam VT Vista Fund - Class IB Shares                       70,852
WVIS8      Putnam VT Vista Fund - Class IB Shares                           --
WVIS2      Putnam VT Vista Fund - Class IB Shares                       25,317
-------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A change may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Effective Dec. 1, 2002, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                          Percentage range
------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                         0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                       0.630% to 0.570%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund     1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                0.290% to 0.260%
------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.

                                                                Maximum       Maximum
                                                               adjustment   adjustment
                                                               (prior to      (after
Fund                                                         Dec. 1, 2002) Dec. 1, 2002)
--------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund       0.08%         0.12%
AXP(R) Variable Portfolio - Growth Fund                          0.12%         0.12%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                N/A          0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund        0.12%         0.12%
--------------------------------------------------------------------------------------------

From Jan. 1, 2002 to Nov. 30, 2002, management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                            Percentage range
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - New Dimensions Fund(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund       0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.080% to 0.065%
--------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

Subaccount Investment                                                                          Purchases
---------------------------------------------------------------------------------------------------------
UBND1      AXP(R) Variable Portfolio - Bond Fund                                              $   112,046
UBND2      AXP(R) Variable Portfolio - Bond Fund                                                  250,310
PBND1      AXP(R) Variable Portfolio - Bond Fund                                                  177,673
UBND4      AXP(R) Variable Portfolio - Bond Fund                                                  334,140
ESI        AXP(R) Variable Portfolio - Bond Fund                                                2,198,387
SBND1      AXP(R) Variable Portfolio - Bond Fund                                                3,211,897
---------------------------------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund                                       609,576
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund                                     1,878,678
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund                                     2,965,671
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund                                     9,271,255
EMS        AXP(R) Variable Portfolio - Cash Management Fund                                    37,777,110
SCMG1      AXP(R) Variable Portfolio - Cash Management Fund                                    38,268,001
---------------------------------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund                              27,565
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             152,890
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             279,597
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             250,384
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             210,881
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             225,443
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund                               3,985
---------------------------------------------------------------------------------------------------------
UFIF1      AXP(R) Variable Portfolio - Federal Income Fund                                        780,700
UFIF2      AXP(R) Variable Portfolio - Federal Income Fund                                      4,366,213
UFIF3      AXP(R) Variable Portfolio - Federal Income Fund                                      1,224,933
UFIF4      AXP(R) Variable Portfolio - Federal Income Fund                                      5,378,605
WFDI5      AXP(R) Variable Portfolio - Federal Income Fund                                        258,004
SFDI1      AXP(R) Variable Portfolio - Federal Income Fund                                        746,769
WFDI2      AXP(R) Variable Portfolio - Federal Income Fund                                        707,598
---------------------------------------------------------------------------------------------------------
UGRO1      AXP(R) Variable Portfolio - Growth Fund                                                    128
UGRO2      AXP(R) Variable Portfolio - Growth Fund                                                  7,248
UGRO3      AXP(R) Variable Portfolio - Growth Fund                                                    160
UGRO4      AXP(R) Variable Portfolio - Growth Fund                                                    100
EVG        AXP(R) Variable Portfolio - Growth Fund                                                 20,969
SGRO1      AXP(R) Variable Portfolio - Growth Fund                                                 12,468
---------------------------------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      54,213
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     439,837
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                   1,410,712
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     330,441
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     670,991
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                   1,412,925
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      14,727
---------------------------------------------------------------------------------------------------------
USVA1      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               19,627
USVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               66,727
WSVA6      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               32,632
USVA4      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               36,691
WSVA5      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               25,425
WSVA8      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                3,237
WSVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  172
---------------------------------------------------------------------------------------------------------
USPF1      AXP(R) Variable Portfolio - S&P 500 Index Fund                                         185,994
USPF2      AXP(R) Variable Portfolio - S&P 500 Index Fund                                       2,148,926
USPF3      AXP(R) Variable Portfolio - S&P 500 Index Fund                                       1,331,650
USPF4      AXP(R) Variable Portfolio - S&P 500 Index Fund                                       2,996,731
---------------------------------------------------------------------------------------------------------
UABA1      AIM V.I. Basic Value Fund, Series II Shares                                            108,899
UABA2      AIM V.I. Basic Value Fund, Series II Shares                                            552,103
UABA3      AIM V.I. Basic Value Fund, Series II Shares                                             70,450
UABA4      AIM V.I. Basic Value Fund, Series II Shares                                            404,961
WABA5      AIM V.I. Basic Value Fund, Series II Shares                                             11,328
WABA8      AIM V.I. Basic Value Fund, Series II Shares                                                134
---------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------
UAAD1      AIM V.I. Capital Development Fund, Series II Shares      $     23,468
UAAD2      AIM V.I. Capital Development Fund, Series II Shares               100
UAAD3      AIM V.I. Capital Development Fund, Series II Shares            21,661
UAAD4      AIM V.I. Capital Development Fund, Series II Shares            13,339
WAAD5      AIM V.I. Capital Development Fund, Series II Shares               174
WAAD8      AIM V.I. Capital Development Fund, Series II Shares               135
--------------------------------------------------------------------------------
UAVA1      AIM V.I. Premier Equity Fund, Series II Shares                  2,734
UAVA2      AIM V.I. Premier Equity Fund, Series II Shares                 24,349
UAVA3      AIM V.I. Premier Equity Fund, Series II Shares                    183
UAVA4      AIM V.I. Premier Equity Fund, Series II Shares                    528
WAVA5      AIM V.I. Premier Equity Fund, Series II Shares                     83
WAVA8      AIM V.I. Premier Equity Fund, Series II Shares                     21
--------------------------------------------------------------------------------
UGIP1      Alliance VP Growth and Income Portfolio (Class B)             889,435
UGIP2      Alliance VP Growth and Income Portfolio (Class B)           4,760,589
UGIP3      Alliance VP Growth and Income Portfolio (Class B)           2,086,789
UGIP4      Alliance VP Growth and Income Portfolio (Class B)           6,348,363
WGIP5      Alliance VP Growth and Income Portfolio (Class B)               2,256
WGIP8      Alliance VP Growth and Income Portfolio (Class B)               1,247
--------------------------------------------------------------------------------
UPRG1      Alliance VP Premier Growth Portfolio (Class B)                263,503
UPRG2      Alliance VP Premier Growth Portfolio (Class B)              1,028,330
UPRG3      Alliance VP Premier Growth Portfolio (Class B)                380,377
UPRG4      Alliance VP Premier Growth Portfolio (Class B)              1,521,752
EPP        Alliance VP Premier Growth Portfolio (Class B)                385,396
SPGR1      Alliance VP Premier Growth Portfolio (Class B)                646,298
--------------------------------------------------------------------------------
UTEC1      Alliance VP Technology Portfolio (Class B)                     21,537
UTEC2      Alliance VP Technology Portfolio (Class B)                    262,649
UTEC3      Alliance VP Technology Portfolio (Class B)                     69,608
UTEC4      Alliance VP Technology Portfolio (Class B)                    323,091
ETC        Alliance VP Technology Portfolio (Class B)                     49,329
STEC1      Alliance VP Technology Portfolio (Class B)                    618,708
--------------------------------------------------------------------------------
UAGR1      Alliance VP Total Return Portfolio (Class B)                   10,507
UAGR2      Alliance VP Total Return Portfolio (Class B)                   36,508
UAGR3      Alliance VP Total Return Portfolio (Class B)                    1,420
UAGR4      Alliance VP Total Return Portfolio (Class B)                   65,559
--------------------------------------------------------------------------------
UFCO1      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       193,319
UFCO2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       664,188
UFCO3      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       100,123
UFCO4      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       353,625
WFCO5      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         8,251
WFCO8      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           175
--------------------------------------------------------------------------------
UFGR1      Fidelity(R) VIP Growth Portfolio Service Class 2               14,372
UFGR2      Fidelity(R) VIP Growth Portfolio Service Class 2               83,575
UFGR3      Fidelity(R) VIP Growth Portfolio Service Class 2               24,154
UFGR4      Fidelity(R) VIP Growth Portfolio Service Class 2               90,559
WFGR5      Fidelity(R) VIP Growth Portfolio Service Class 2               15,048
WFGR8      Fidelity(R) VIP Growth Portfolio Service Class 2                   22
--------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              82,659
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             687,220
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2           1,121,808
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             442,751
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             185,016
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              24,454
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              46,376
--------------------------------------------------------------------------------
UFOV1      Fidelity(R) VIP Overseas Portfolio Service Class 2             18,023
UFOV2      Fidelity(R) VIP Overseas Portfolio Service Class 2             15,339
UFOV3      Fidelity(R) VIP Overseas Portfolio Service Class 2             11,912
UFOV4      Fidelity(R) VIP Overseas Portfolio Service Class 2              3,047
--------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------

URES1      FTVIPT Franklin Real Estate Fund - Class 2                $    29,707
URES2      FTVIPT Franklin Real Estate Fund - Class 2                     32,279
WRES6      FTVIPT Franklin Real Estate Fund - Class 2                    871,837
URES4      FTVIPT Franklin Real Estate Fund - Class 2                      7,211
ERE        FTVIPT Franklin Real Estate Fund - Class 2                    465,422
SRES1      FTVIPT Franklin Real Estate Fund - Class 2                  1,966,237
WRES2      FTVIPT Franklin Real Estate Fund - Class 2                     59,013
--------------------------------------------------------------------------------
USMC1      FTVIPT Franklin Small Cap Fund - Class 2                      217,565
USMC2      FTVIPT Franklin Small Cap Fund - Class 2                    1,334,694
PSMC1      FTVIPT Franklin Small Cap Fund - Class 2                    1,779,550
USMC4      FTVIPT Franklin Small Cap Fund - Class 2                    1,796,659
WSMC5      FTVIPT Franklin Small Cap Fund - Class 2                      212,333
WSMC8      FTVIPT Franklin Small Cap Fund - Class 2                           22
WSMC2      FTVIPT Franklin Small Cap Fund - Class 2                       71,018
--------------------------------------------------------------------------------
UVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      19,635
UVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2     105,393
PVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      65,380
UVAS4      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      50,835
WVAS5      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      66,540
WVAS8      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      44,687
WVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       3,347
--------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                917,965
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2              5,176,398
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              2,872,137
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2              5,984,044
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                933,998
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              1,787,541
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                 95,497
--------------------------------------------------------------------------------
UINT1      FTVIPT Templeton Foreign Securities Fund - Class 2            209,868
UINT2      FTVIPT Templeton Foreign Securities Fund - Class 2          1,229,606
UINT3      FTVIPT Templeton Foreign Securities Fund - Class 2            325,338
UINT4      FTVIPT Templeton Foreign Securities Fund - Class 2          1,478,680
WINT5      FTVIPT Templeton Foreign Securities Fund - Class 2            689,629
WINT8      FTVIPT Templeton Foreign Securities Fund - Class 2          1,317,086
--------------------------------------------------------------------------------
UGRS1      MFS(R) Investors Growth Stock Series - Service Class          108,755
UGRS2      MFS(R) Investors Growth Stock Series - Service Class          757,952
UGRS3      MFS(R) Investors Growth Stock Series - Service Class          176,916
UGRS4      MFS(R) Investors Growth Stock Series - Service Class          749,814
--------------------------------------------------------------------------------
UNDS1      MFS(R) New Discovery Series - Service Class                    44,186
UNDS2      MFS(R) New Discovery Series - Service Class                   270,583
PSND1      MFS(R) New Discovery Series - Service Class                   158,244
UNDS4      MFS(R) New Discovery Series - Service Class                   474,085
WSND5      MFS(R) New Discovery Series - Service Class                    17,154
WSND8      MFS(R) New Discovery Series - Service Class                        21
--------------------------------------------------------------------------------
UTRS1      MFS(R) Total Return Series - Service Class                  1,193,218
UTRS2      MFS(R) Total Return Series - Service Class                  5,406,823
PSTR1      MFS(R) Total Return Series - Service Class                  2,842,509
UTRS4      MFS(R) Total Return Series - Service Class                  6,379,890
WSTR5      MFS(R) Total Return Series - Service Class                     10,212
WSTR8      MFS(R) Total Return Series - Service Class                      5,075
--------------------------------------------------------------------------------
USUT1      MFS(R) Utilities Series - Service Class                           373
USUT2      MFS(R) Utilities Series - Service Class                        21,512
PSUT1      MFS(R) Utilities Series - Service Class                        60,615
USUT4      MFS(R) Utilities Series - Service Class                        12,757
WSUT5      MFS(R) Utilities Series - Service Class                         5,127
WSUT8      MFS(R) Utilities Series - Service Class                            22
--------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------
UOCA1      Oppenheimer Capital Appreciation Fund/VA, Service Shares   $    7,167
UOCA2      Oppenheimer Capital Appreciation Fund/VA, Service Shares      110,084
UOCA3      Oppenheimer Capital Appreciation Fund/VA, Service Shares       33,317
UOCA4      Oppenheimer Capital Appreciation Fund/VA, Service Shares      172,447
WOCA5      Oppenheimer Capital Appreciation Fund/VA, Service Shares          215
WOCA8      Oppenheimer Capital Appreciation Fund/VA, Service Shares          134
--------------------------------------------------------------------------------
UOGS1      Oppenheimer Global Securities Fund/VA, Service Shares          19,658
UOGS2      Oppenheimer Global Securities Fund/VA, Service Shares         102,076
WOGS6      Oppenheimer Global Securities Fund/VA, Service Shares         162,626
UOGS4      Oppenheimer Global Securities Fund/VA, Service Shares          54,049
WOGS5      Oppenheimer Global Securities Fund/VA, Service Shares          21,096
WOGS8      Oppenheimer Global Securities Fund/VA, Service Shares           8,205
WOGS2      Oppenheimer Global Securities Fund/VA, Service Shares             172
--------------------------------------------------------------------------------
UOHI1      Oppenheimer High Income Fund/VA, Service Shares                20,244
UOHI2      Oppenheimer High Income Fund/VA, Service Shares               138,722
UOHI3      Oppenheimer High Income Fund/VA, Service Shares                 4,201
UOHI4      Oppenheimer High Income Fund/VA, Service Shares                80,300
--------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      30,019
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     161,744
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      53,836
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      71,961
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares       3,516
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      12,110
--------------------------------------------------------------------------------
USTB1      Oppenheimer Strategic Bond Fund/VA, Service Shares             56,637
USTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares            163,797
WSTB6      Oppenheimer Strategic Bond Fund/VA, Service Shares            217,924
USTB4      Oppenheimer Strategic Bond Fund/VA, Service Shares            159,808
WSTB5      Oppenheimer Strategic Bond Fund/VA, Service Shares             10,170
WSTB8      Oppenheimer Strategic Bond Fund/VA, Service Shares                141
WSTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares                171
--------------------------------------------------------------------------------
UGIN1      Putnam VT Growth and Income Fund - Class IB Shares            174,318
UGIN2      Putnam VT Growth and Income Fund - Class IB Shares            964,709
PGIN1      Putnam VT Growth and Income Fund - Class IB Shares            690,759
UGIN4      Putnam VT Growth and Income Fund - Class IB Shares          1,065,941
EPG        Putnam VT Growth and Income Fund - Class IB Shares            497,345
WGIN8      Putnam VT Growth and Income Fund - Class IB Shares                 22
--------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares          34,719
UIGR2      Putnam VT International Growth Fund - Class IB Shares         367,176
PIGR1      Putnam VT International Growth Fund - Class IB Shares         842,421
UIGR4      Putnam VT International Growth Fund - Class IB Shares         445,401
EPL        Putnam VT International Growth Fund - Class IB Shares         715,602
WIGR8      Putnam VT International Growth Fund - Class IB Shares           5,885
WIGR2      Putnam VT International Growth Fund - Class IB Shares          93,227
--------------------------------------------------------------------------------
UPRE1      Putnam VT Research Fund - Class IB Shares                         530
UPRE2      Putnam VT Research Fund - Class IB Shares                      48,675
UPRE3      Putnam VT Research Fund - Class IB Shares                         240
UPRE4      Putnam VT Research Fund - Class IB Shares                       5,322
--------------------------------------------------------------------------------
UVIS1      Putnam VT Vista Fund - Class IB Shares                         13,593
UVIS2      Putnam VT Vista Fund - Class IB Shares                        364,978
UVIS3      Putnam VT Vista Fund - Class IB Shares                        122,374
UVIS4      Putnam VT Vista Fund - Class IB Shares                        949,353
EPT        Putnam VT Vista Fund - Class IB Shares                        208,004
WVIS8      Putnam VT Vista Fund - Class IB Shares                             21
WVIS2      Putnam VT Vista Fund - Class IB Shares                         23,721
--------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    UBND1(4) UBND2(4) PBND1   UBND4(4)   ESI     SBND1   UCMG1     UCMG2   PCMG1    UCMG4
Accumulation unit value
At Dec. 31, 2000                       --       --    $1.05      --     $1.38    $1.03   $1.03     $1.00   $1.05    $1.03
At Dec. 31, 2001                       --       --    $1.11      --     $1.47    $1.09   $1.06     $1.01   $1.08    $1.05
At Dec. 31, 2002                    $1.04    $1.04    $1.16   $1.04     $1.53    $1.14   $1.06     $1.01   $1.08    $1.05
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       99      --     8,923    1,363     554     2,828   2,250    3,857
At Dec. 31, 2002                       63      215      179     309     7,272      894     697     2,933   2,516    3,130
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --     $111      --   $13,122   $1,491    $586    $2,857  $2,423   $4,054
At Dec. 31, 2002                      $66     $224     $208    $321   $11,131   $1,016    $738    $2,965  $2,707   $3,284
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --    6.43%      --     6.45%    6.53%   2.91%     2.80%   2.64%    2.99%
For the year ended Dec. 31, 2002    5.29%    5.31%    5.09%   5.31%     5.06%    5.08%   1.16%     1.16%   1.17%    1.15%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --    1.25%      --     1.40%    1.60%   1.00%     1.10%   1.25%    1.35%
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%   1.35%     1.40%    1.60%   1.00%     1.10%   1.25%    1.35%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --    5.71%      --     6.52%    5.83%   2.91%     1.00%   2.86%    1.94%
For the year ended Dec. 31, 2002    4.00%    4.00%    4.50%   4.00%     4.08%    4.59%   0.00%     0.00%   0.00%    0.00%
-------------------------------------------------------------------------------------------------------------------------

                                      EMS    SCMG1   UDEI1(4)  UDEI2(4)  PDEI1    UDEI4(4)  WDEI5    SDEI1   WDEI2    UFIF1
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.24    $1.03       --       --     $1.00        --    $1.08    $1.07   $1.08    $1.06
At Dec. 31, 2001                    $1.26    $1.05       --       --     $1.01        --    $1.09    $1.08   $1.08    $1.11
At Dec. 31, 2002                    $1.26    $1.04    $0.78    $0.78     $0.81     $0.78    $0.87    $0.86   $0.86    $1.17
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    8,409   11,399       --       --       342        --      115      367      34       30
At Dec. 31, 2002                    8,572   12,876       26      187       536       309      238      179      36      645
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                  $10,625  $11,962       --       --      $344        --     $125     $396     $37      $33
At Dec. 31, 2002                  $10,806  $13,452      $20     $146      $432      $242     $207     $154     $31     $751
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    3.38%    3.58%       --       --     1.07%        --    1.32%    1.40%   1.24%    4.25%
For the year ended Dec. 31, 2002    1.17%    1.15%    1.77%    2.06%     1.56%     2.49%    1.62%    1.45%   1.55%    2.94%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.40%    1.60%       --       --     1.25%        --    1.40%    1.60%   1.65%    1.00%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%     1.35%    1.40%    1.60%   1.65%    1.00%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    1.61%    1.94%       --       --     1.00%        --    0.93%    0.93%   0.00%    4.72%
For the year ended Dec. 31, 2002    0.00%   (0.95%) (22.00%) (22.00%)  (19.80%)  (22.00%) (20.18%) (20.37%)(20.37%)   5.41%
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UFIF2    UFIF3    UFIF4   WFDI5     SFDI1    WFDI2  UGRO1(4) UGRO2(4) UGRO3(4) UGRO4(4)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.05    $1.06    $1.06   $1.06     $1.06    $1.05      --        --      --       --
At Dec. 31, 2001                    $1.10    $1.11    $1.11   $1.11     $1.11    $1.10      --        --      --       --
At Dec. 31, 2002                    $1.16    $1.16    $1.16   $1.16     $1.16    $1.15   $0.81     $0.81   $0.81    $0.81
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    2,495      799    1,321     117       424      592      --        --      --       --
At Dec. 31, 2002                    5,336    1,729    5,451     248       397    1,155      --         9      --       --
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $2,754     $891   $1,469    $130      $470     $651      --        --      --       --
At Dec. 31, 2002                   $6,163   $2,015   $6,333    $287      $459   $1,323      --        $7      --       --
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    4.39%    4.39%    4.41%   4.54%     4.48%    4.58%      --        --      --       --
For the year ended Dec. 31, 2002    2.88%    2.89%    2.91%   2.84%     2.81%    2.82%   0.14%     0.02%   0.13%    0.13%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.10%    1.25%    1.35%   1.40%     1.60%    1.65%      --        --      --       --
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%   1.40%     1.60%    1.65%   1.00%     1.10%   1.25%    1.35%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    4.76%    4.72%    4.72%   4.72%     4.72%    4.76%      --        --      --       --
For the year ended Dec. 31, 2002    5.45%    4.50%    4.50%   4.50%     4.50%    4.55% (19.00%)  (19.00%)(19.00%) (19.00%)
-------------------------------------------------------------------------------------------------------------------------

                                      EVG    SGRO1    UNDM1   UNDM2     PNDM1    UNDM4    EGD      SNDM1   WNDM2 USVA1(4)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $0.74    $0.77    $0.92   $0.92     $1.03    $0.92   $1.54     $0.90   $0.86       --
At Dec. 31, 2001                    $0.50    $0.52    $0.76   $0.76     $0.85    $0.75   $1.27     $0.74   $0.70       --
At Dec. 31, 2002                    $0.37    $0.38    $0.59   $0.59     $0.66    $0.58   $0.98     $0.57   $0.54    $0.79
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                      228      546       20      81     3,478      193   4,237     2,896     701       --
At Dec. 31, 2002                      270      476       95     704     4,063      683   3,938     2,097     363       21
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                     $115     $286      $15     $61    $3,005     $145  $5,370    $2,139    $494       --
At Dec. 31, 2002                      $99     $181      $56    $412    $2,696     $396  $3,845    $1,190    $197      $16
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --    0.34%   0.43%     0.24%    0.28%   0.23%     0.24%   0.23%       --
For the year ended Dec. 31, 2002    0.08%    0.06%    0.55%   0.57%     0.51%    0.56%   0.50%     0.50%   0.47%    0.30%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.40%    1.60%    1.00%   1.10%     1.25%    1.35%   1.40%     1.60%   1.65%       --
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%   1.10%     1.25%    1.35%   1.40%     1.60%   1.65%    1.00%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001  (32.43%) (32.47%) (17.39%)(17.39%)  (17.48%) (18.48%)(17.53%)  (17.78%)(18.60%)      --
For the year ended Dec. 31, 2002  (26.00%) (26.92%) (22.37%)(22.37%)  (22.35%) (22.67%)(22.83%)  (22.97%)(22.86%) (21.00%)
-------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   USVA2(4) WSVA6(5) USVA4(4)  WSVA5(5) WSVA8(6) WSVA2(5)  USPF1    USPF2    USPF3    USPF4
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --        --       --    $0.92    $0.92    $0.92    $0.92
At Dec. 31, 2001                       --       --       --       --        --       --    $0.80    $0.80    $0.80    $0.80
At Dec. 31, 2002                    $0.79    $0.79    $0.79    $0.79     $0.96    $0.79    $0.61    $0.61    $0.61    $0.61
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --        --       --      112    1,567      817    1,756
At Dec. 31, 2002                       67       28       45       35         3       --      360    3,995    2,290    4,960
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --        --       --      $90   $1,251     $657   $1,398
At Dec. 31, 2002                      $52      $22      $35      $27        $3       --     $221   $2,446   $1,402   $3,022
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --        --       --    1.15%    1.20%    1.03%    1.08%
For the year ended Dec. 31, 2002    0.46%    0.23%    0.55%    0.35%     0.99%       --    1.11%    1.04%    1.07%    1.04%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --        --       --    1.00%    1.10%    1.25%    1.35%
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%    1.40%     1.60%    1.65%    1.00%    1.10%    1.25%    1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --        --       --  (13.04%) (13.04%) (13.04%) (13.04%)
For the year ended Dec. 31, 2002  (21.00%) (21.00%) (21.00%) (21.00%)   (4.00%) (21.00%) (23.75%) (23.75%) (23.75%) (23.75%)
---------------------------------------------------------------------------------------------------------------------------

                                   UABA1(4) UABA2(4) UABA3(4) UABA4(4) WABA5(6) WABA8(6) UAAD1(4)  UAAD2(4) UAAD3(4) UAAD4(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2001                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2002                    $0.76    $0.76    $0.76    $0.76    $0.95    $0.95     $0.75     $0.75    $0.75    $0.75
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2002                      113      711       90      517       11       --        30        --       28       18
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2002                      $86     $539      $68     $391      $10       --       $23        --      $21      $13
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002    0.01%       --       --    0.01%    0.01%       --        --        --       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%     1.00%     1.10%    1.25%    1.35%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002  (24.00%) (24.00%) (24.00%) (24.00%)  (5.00%)  (5.00%)  (25.00%)  (25.00%) (25.00%) (25.00%)
----------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                 WAAD5(7) WAAD8(7) UAVA1(4)  UAVA2(4)  UAVA3(4) UAVA4(4)  WAVA5(8)  WAVA8(8)  UGIP1    UGIP2
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --        --       --       --        --    $0.97    $0.97
At Dec. 31, 2001                       --       --       --       --        --       --       --        --    $0.97    $0.96
At Dec. 31, 2002                    $0.94    $0.94    $0.78    $0.78     $0.78    $0.78    $0.74     $0.74    $0.74    $0.74
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --        --       --       --        --      640    3,601
At Dec. 31, 2002                       --       --        3       30        --        1       --        --    1,341    8,241
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --        --       --       --        --     $618   $3,469
At Dec. 31, 2002                       --       --       $3      $23        --       --       --        --     $996   $6,105
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --        --       --       --        --    0.53%    0.35%
For the year ended Dec. 31, 2002       --       --    3.08%    1.26%     0.63%    1.63%    0.41%     0.43%    0.49%    0.55%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --        --       --       --        --    1.00%    1.10%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%    1.35%    1.40%     1.60%    1.00%    1.10%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --        --       --       --        --    0.00%   (1.03%)
For the year ended Dec. 31, 2002   (6.00%)  (6.00%) (22.00%) (22.00%)  (22.00%) (22.00%) (26.00%)  (26.00%) (23.71%) (22.92%)
----------------------------------------------------------------------------------------------------------------------------

                                     UGIP3    UGIP4   WGIP5(7) WGIP8(7)  UPRG1    UPRG2    UPRG3     UPRG4     EPP    SPGR1
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.97    $0.97       --       --    $0.80    $0.80    $0.80     $0.80    $0.96    $0.86
At Dec. 31, 2001                     $0.96    $0.96       --       --    $0.65    $0.65    $0.65     $0.65    $0.79    $0.70
At Dec. 31, 2002                     $0.74    $0.74    $0.95    $0.95    $0.45    $0.45    $0.45     $0.44    $0.54    $0.48
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                     2,152    4,722       --       --      741    3,531    1,944     5,808    2,574    7,466
At Dec. 31, 2002                     3,898   10,906        2        1    1,003    4,459    2,042     7,706    2,312    4,631
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                    $2,075   $4,531       --       --     $485   $2,308   $1,268    $3,782   $2,021   $5,227
At Dec. 31, 2002                    $2,881   $8,027       $2       $1     $450   $1,994     $909    $3,423   $1,238   $2,207
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     0.46%    0.45%       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002     0.56%    0.57%       --       --       --       --       --        --       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.25%    1.35%       --       --    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%    1.60%    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    (1.03%)  (1.03%)      --       --  (18.75%) (18.75%) (18.75%)  (18.75%) (17.71%) (18.60%)
For the year ended Dec. 31, 2002   (22.92%) (22.92%)  (5.00%)  (5.00%) (30.77%) (30.77%) (30.77%)  (32.31%) (31.65%) (31.43%)
----------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                     UTEC1    UTEC2    UTEC3   UTEC4      ETC     STEC1  UAGR1(4)  UAGR2(4) UAGR3(4) UAGR4(4)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.69    $0.69    $0.69    $0.69     $1.08    $0.70      --       --      --       --
At Dec. 31, 2001                     $0.51    $0.51    $0.51    $0.51     $0.79    $0.51      --       --      --       --
At Dec. 31, 2002                     $0.30    $0.29    $0.29    $0.29     $0.46    $0.29   $0.91    $0.91   $0.91    $0.91
--------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       364    1,387      793    2,237     1,958   $6,380      --       --      --       --
At Dec. 31, 2002                       372    1,530      684    2,423     1,387    3,655       9       41       1       71
--------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $186     $709     $404   $1,140    $1,555   $3,256      --       --      --       --
At Dec. 31, 2002                      $110     $450     $201     $709      $632   $1,069      $8      $37      $1      $64
--------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --        --       --      --       --      --       --
For the year ended Dec. 31, 2002        --       --       --       --        --       --   0.05%    0.03%   0.84%    0.01%
--------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.00%    1.10%    1.25%    1.35%     1.40%    1.60%      --       --      --       --
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%    1.35%     1.40%    1.60%   1.00%    1.10%   1.25%    1.35%
--------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (26.09%) (26.09%) (26.09%) (26.09%)  (26.85%) (27.14%)     --       --      --       --
For the year ended Dec. 31, 2002   (41.18%) (43.14%) (43.14%) (43.14%)  (41.77%) (43.14%) (9.00%)  (9.00%) (9.00%)  (9.00%)
--------------------------------------------------------------------------------------------------------------------------

                                   UFCO1(4) UFCO2(4) UFCO3(4) UFCO4(4) WFCO5(7) WFCO8(7) UFGR1(4) UFGR2(4) UFGR3(4) UFGR4(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2001                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2002                    $0.86    $0.86    $0.86    $0.86    $0.97    $0.97    $0.75     $0.75    $0.75    $0.75
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2002                      209      740      115      395        8       --       18       108       31      108
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2002                     $181     $639      $99     $341       $8       --      $13       $80      $23      $80
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002       --       --       --       --       --       --       --        --       --       --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%    1.00%     1.10%    1.25%    1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002  (14.00%) (14.00%) (14.00%) (14.00%)  (3.00%)  (3.00%) (25.00%)  (25.00%) (25.00%) (25.00%)
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   WFGR5(8) WFGR8(8) UFMC1(4) UFMC2(4)  WMDC6(9) UFMC4(4) WMDC5(9)  WMDC8(8) WMDC2(9) UFOV1(4)
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --        --       --        --        --       --        `
At Dec. 31, 2001                       --       --       --       --     $1.06       --     $1.06        --    $1.06       --
At Dec. 31, 2002                    $0.73    $0.73    $0.85    $0.85     $0.95    $0.85     $0.94     $0.89    $0.94    $0.75
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       522       --        94        --        8       --
At Dec. 31, 2002                       14       --       94      773     1,445      503       250        27       42       23
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --      $556       --      $100        --       $8       --
At Dec. 31, 2002                      $10       --      $80     $655    $1,366     $426      $236       $24      $40      $17
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --        --       --        --        --       --       --
For the year ended Dec. 31, 2002       --       --       --       --     0.52%       --     0.52%        --    0.35%       --
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --     1.25%       --     1.40%        --    1.65%       --
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%    1.35%     1.40%     1.60%    1.65%    1.00%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --     6.00%       --     6.00%        --    6.00%       --
For the year ended Dec. 31, 2002  (27.00%) (27.00%) (15.00%) (15.00%)  (10.38%) (15.00%)  (11.32%)  (11.00%) (11.32%) (25.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                  UFOV2(4) UFOV3(4) UFOV4(4) URES1(4)  URES2(4)  WRES6  URES4(4)    ERE    SRES1    WRES2
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --      --        --    $1.34      --     $1.25   $1.32    $1.18
At Dec. 31, 2001                       --       --       --      --        --    $1.42      --     $1.33   $1.40    $1.25
At Dec. 31, 2002                    $0.75    $0.75    $0.75   $0.93     $0.93    $1.43   $0.93     $1.34   $1.41    $1.26
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --      --        --      488      --       325     685       11
At Dec. 31, 2002                       20       15        4      14        35    1,015       8       542     967       58
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --      --        --     $695      --      $434    $959      $14
At Dec. 31, 2002                      $15      $11       $3     $13       $33   $1,457      $7      $728  $1,359      $73
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --      --        --    3.86%      --     4.93%   4.95%    3.29%
For the year ended Dec. 31, 2002       --       --       --   0.09%     0.05%    2.60%   0.23%     2.68%   3.15%    1.37%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --      --        --    1.25%      --     1.40%   1.60%    1.65%
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%   1.00%     1.10%    1.25%   1.35%     1.40%   1.60%    1.65%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --      --        --    5.97%      --     6.40%   6.06%    5.93%
For the year ended Dec. 31, 2002  (25.00%) (25.00%) (25.00%) (7.00%)   (7.00%)   0.70%  (7.00%)    0.75%   0.71%    0.80%
-------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    USMC1    USMC2    PSMC1    USMC4    WSMC5   WSMC8(8)   WSMC2   UVAS1(4) UVAS2(4)  PVAS1
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $0.90    $0.90    $1.21    $0.90    $0.61       --     $0.60        --       --    $1.29
At Dec. 31, 2001                    $0.75    $0.75    $1.01    $0.75    $0.51       --     $0.50        --       --    $1.45
At Dec. 31, 2002                    $0.53    $0.53    $0.71    $0.53    $0.36    $0.75     $0.35     $0.80    $0.80    $1.30
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                      312    2,165    2,844    4,683      723       --       348        --       --        2
At Dec. 31, 2002                      656    4,074    4,574    4,909      967       --       331        24      127       47
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                     $235   $1,630   $2,884   $3,514     $366       --      $175        --       --       $3
At Dec. 31, 2002                     $350   $2,165   $3,261   $2,592     $344       --      $117       $19     $102      $61
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.28%    0.33%    0.33%    0.33%    0.33%       --     0.37%        --       --    0.58%
For the year ended Dec. 31, 2002    0.22%    0.24%    0.26%    0.29%    0.27%    0.31%     0.23%     0.01%       --    0.27%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.00%    1.10%    1.25%    1.35%    1.40%       --     1.65%        --       --    1.25%
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%     1.65%     1.00%    1.10%    1.25%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001  (16.67%) (16.67%) (16.53%) (16.67%) (16.39%)      --   (16.67%)       --       --   12.40%
For the year ended Dec. 31, 2002  (29.33%) (29.33%) (29.70%) (29.33%) (29.41%) (25.00%)  (30.00%)  (20.00%) (20.00%) (10.34%)
----------------------------------------------------------------------------------------------------------------------------

                                   UVAS4(4) WVAS5(8) WVAS8(8)  WVAS2(5)  UMSS1    UMSS2    PMSS1    UMSS4    EMU     SMSS1
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --     $1.09    $1.09    $1.16    $1.09   $1.17    $1.19
At Dec. 31, 2001                       --       --       --       --     $1.16    $1.16    $1.22    $1.15   $1.23    $1.25
At Dec. 31, 2002                    $0.80    $0.88    $0.88    $0.79     $1.01    $1.01    $1.06    $1.00   $1.07    $1.09
--------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --        61    1,321      252    1,374     546      473
At Dec. 31, 2002                       61       55       --        4       753    5,681    2,393    6,327     966      690
--------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       $71   $1,530     $307   $1,585    $674     $593
At Dec. 31, 2002                      $49      $48       --       $3      $762   $5,737   $2,547   $6,347  $1,037     $751
--------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --     1.62%    0.63%    1.02%    1.21%   2.10%    3.19%
For the year ended Dec. 31, 2002       --    0.44%    1.04%    0.08%     0.75%    0.89%    0.87%    0.91%   0.96%    1.38%
--------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --     1.00%    1.10%    1.25%    1.35%   1.40%    1.60%
For the year ended Dec. 31, 2002    1.35%    1.40%    1.60%    1.65%     1.00%    1.10%    1.25%    1.35%   1.40%    1.60%
--------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --     6.42%    6.42%    5.17%    5.50%   5.13%    5.04%
For the year ended Dec. 31, 2002  (20.00%) (12.00%) (12.00%) (21.00%)  (12.93%) (12.93%) (13.11%) (13.04%)(13.01%) (12.80%)
--------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    WMSS2    UINT1    UINT2    UINT3     UINT4   WINT5(8) WINT8(8)   UGRS1    UGRS2    UGRS3
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.11    $1.02    $1.02    $1.02     $1.02       --       --     $0.95    $0.95    $0.95
At Dec. 31, 2001                    $1.17    $0.85    $0.85    $0.84     $0.84       --       --     $0.71    $0.70    $0.70
At Dec. 31, 2002                    $1.02    $0.68    $0.68    $0.68     $0.68    $0.84    $0.84     $0.50    $0.50    $0.50
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       41      324      887      514     1,576       --       --       326    2,288      662
At Dec. 31, 2002                      123      513    2,059      866     2,373      286      330       421    3,137      875
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $48     $275     $750     $433    $1,327       --       --      $230   $1,610     $469
At Dec. 31, 2002                     $125     $350   $1,402     $588    $1,605     $240     $276      $213   $1,579     $441
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.04%    2.18%    1.23%    1.23%     2.64%       --       --     0.02%    0.02%    0.03%
For the year ended Dec. 31, 2002    0.71%    1.41%    1.64%    1.65%     1.92%    3.03%    4.10%        --       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.65%    1.00%    1.10%    1.25%     1.35%       --       --     1.00%    1.10%    1.25%
For the year ended Dec. 31, 2002    1.65%    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%     1.00%    1.10%    1.25%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    5.41%  (16.67%) (16.67%) (17.65%)  (17.65%)      --       --   (25.26%) (26.32%) (26.32%)
For the year ended Dec. 31, 2002  (12.82%) (20.00%) (20.00%) (19.05%)  (19.05%) (16.00%) (16.00%)  (29.58%) (28.57%) (28.57%)
----------------------------------------------------------------------------------------------------------------------------

                                    UGRS4    UNDS1    UNDS2   PSND1     UNDS4    WSND5(8) WSND8(8)   UTRS1   UTRS2    PSTR1
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $0.95    $1.01    $1.01    $0.93     $1.01       --       --     $1.12   $1.12    $1.06
At Dec. 31, 2001                    $0.70    $0.95    $0.95    $0.87     $0.94       --       --     $1.10   $1.10    $1.05
At Dec. 31, 2002                    $0.50    $0.64    $0.64    $0.58     $0.63    $0.73    $0.73     $1.04   $1.03    $0.98
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    1,928      115      317      293       454       --       --       792   3,440    1,861
At Dec. 31, 2002                    2,832      165      569      441       832       20       --     1,585   7,687    3,949
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $1,352     $109     $300     $258      $428       --       --      $875  $3,794   $1,953
At Dec. 31, 2002                   $1,416     $106     $363     $260      $527      $15       --    $1,640  $7,937   $3,873
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.04%       --       --       --        --       --       --     0.90%   0.88%    0.89%
For the year ended Dec. 31, 2002       --       --       --       --        --       --       --     1.39%   1.43%    1.41%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.35%    1.00%    1.10%    1.25%     1.35%       --       --     1.00%   1.10%    1.25%
For the year ended Dec. 31, 2002    1.35%    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%     1.00%   1.10%    1.25%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001  (26.32%)  (5.94%)  (5.94%)  (6.45%)   (6.93%)      --       --    (1.79%) (1.79%)  (0.94%)
For the year ended Dec. 31, 2002  (28.57%) (32.63%) (32.63%) (33.33%)  (32.98%) (27.00%) (27.00%)   (5.45%) (6.36%)  (6.67%)
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UTRS4  WSTR5(8) WSTR8(8) USUT1(4)  USUT2(4)  PSUT1  USUT4(4)  WSUT5(8) WSUT8(8) UOCA1(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.11       --       --       --        --    $1.01       --        --       --       --
At Dec. 31, 2001                    $1.10       --       --       --        --    $0.75       --        --       --       --
At Dec. 31, 2002                    $1.03    $0.93    $0.93    $0.87     $0.87    $0.57    $0.87     $0.85    $0.85    $0.78
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    3,493       --       --       --        --      126       --        --       --       --
At Dec. 31, 2002                    8,646       11        6       --        23      209        5         6       --        9
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $3,839       --       --       --        --      $95       --        --       --       --
At Dec. 31, 2002                   $8,870      $10       $5       --       $20     $119       $5        $5       --       $7
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.87%       --       --       --        --    2.76%       --        --       --       --
For the year ended Dec. 31, 2002    1.46%    0.06%    0.03%       --        --    2.30%       --     0.02%    3.10%       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.35%       --       --       --        --    1.25%       --        --       --       --
For the year ended Dec. 31, 2002    1.35%    1.40%    1.60%    1.00%     1.10%    1.25%    1.35%     1.40%    1.60%    1.00%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (0.90%)      --       --       --        --  (25.74%)      --        --       --       --
For the year ended Dec. 31, 2002   (6.36%)  (7.00%)  (7.00%) (13.00%)  (13.00%) (24.00%) (13.00%)  (15.00%) (15.00%) (22.00%)
----------------------------------------------------------------------------------------------------------------------------

                                   UOCA2(4)  UOCA3(4) UOCA4(4)  WOCA5(7)  WOCA8(7) UOGS1(4) UOGS2(4) WOGS6(5) UOGS4(4) WOGS5(5)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2001                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2002                    $0.78     $0.78     $0.78    $0.97    $0.97    $0.77     $0.77     $0.77    $0.77    $0.77
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2002                      141        39       163       --       --       25       123       190       56       12
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2002                     $111       $30      $127       --       --      $19       $95      $147      $43       $9
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --        --        --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002       --        --        --       --       --       --        --        --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --        --        --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002    1.10%     1.25%     1.35%    1.40%    1.60%    1.00%     1.10%     1.25%    1.35%    1.40%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --        --        --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002  (22.00%)  (22.00%)  (22.00%)  (3.00%)  (3.00%) (23.00%)  (23.00%)  (23.00%) (23.00%) (23.00%)
------------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   WOGS8(7) WOGS2(5) UOHI1(4) UOHI2(4)  UOHI3(4) UOHI4(4) UOSM1(4)  UOSM2(4) UOSM3(4) UOSM4(4)
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2001                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2002                    $0.93    $0.77    $0.96    $0.96    $0.96     $0.96    $0.79     $0.79     $0.79    $0.79
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2002                        9       --       18      136        4        76       33       199        65       87
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2002                       $8       --      $18     $131       $4       $73      $26      $158       $52      $69
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --       --        --       --        --        --       --
For the year ended Dec. 31, 2002       --       --       --       --       --        --       --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --       --        --       --        --        --       --
For the year ended Dec. 31, 2002    1.60%    1.65%    1.00%    1.10%    1.25%     1.35%    1.00%     1.10%     1.25%    1.35%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --       --        --       --        --        --       --
For the year ended Dec. 31, 2002   (7.00%) (23.00%)  (4.00%)  (4.00%)  (4.00%)   (4.00%) (21.00%)  (21.00%)  (21.00%) (21.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                   WOSM5(6) WOSM8(6) USTB1(4) USTB2(4) WSTB6(5) USTB4(4) WSTB5(5) WSTB8(7) WSTB2(5) UGIN1
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --      --        --       --      --        --      --    $1.07
At Dec. 31, 2001                       --       --       --      --        --       --      --        --      --    $0.99
At Dec. 31, 2002                    $0.95    $0.95    $1.04   $1.04     $1.03    $1.03   $1.03     $1.04   $1.03    $0.79
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --      --        --       --      --        --      --      287
At Dec. 31, 2002                        4       13       38     161       212      148      10        --      --      379
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --      --        --       --      --        --      --     $285
At Dec. 31, 2002                       $3      $12      $39    $167      $219     $153     $10        --      --     $301
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --      --        --       --      --        --      --    0.19%
For the year ended Dec. 31, 2002       --       --       --      --        --       --      --        --      --    1.73%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --      --        --       --      --        --      --    1.00%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%   1.10%     1.25%    1.35%   1.40%     1.60%   1.65%    1.00%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --      --        --       --      --        --      --   (7.48%)
For the year ended Dec. 31, 2002   (5.00%)  (5.00%)   4.00%   4.00%     3.00%    3.00%   3.00%     4.00%   3.00%  (20.20%)
-------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UGIN2    PGIN1    UGIN4      EPG    WGIN8(8) UIGR1(4) UIGR2(4)  PIGR1  UIGR4(4)    EPL
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.07    $1.03    $1.07    $1.26        --       --       --     $1.15      --     $1.19
At Dec. 31, 2001                    $0.99    $0.95    $0.98    $1.16        --       --       --     $0.90      --     $0.93
At Dec. 31, 2002                    $0.79    $0.76    $0.79    $0.93     $0.81    $0.80    $0.80     $0.73   $0.79     $0.76
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    1,166      963    1,109    6,280        --       --       --     4,731      --     1,775
At Dec. 31, 2002                    1,991    1,583    1,879    5,706        --       33      436     4,994     544     1,856
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $1,153     $918   $1,091   $7,290        --       --       --    $4,269      --    $1,651
At Dec. 31, 2002                   $1,576   $1,208   $1,478   $5,291        --      $26     $347    $3,662    $432    $1,401
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.44%    0.70%    0.72%    1.62%        --       --       --     0.25%      --     0.31%
For the year ended Dec. 31, 2002    1.39%    1.37%    1.33%    1.59%     1.89%       --       --     0.83%      --     0.87%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.10%    1.25%    1.35%    1.40%        --       --       --     1.25%      --     1.40%
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%    1.40%     1.60%    1.00%    1.10%     1.25%   1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (7.48%)  (7.77%)  (8.41%)  (7.94%)       --       --       --   (21.74%)      --  (21.85%)
For the year ended Dec. 31, 2002  (20.20%) (20.00%) (19.39%) (19.83%)  (19.00%) (20.00%) (20.00%)  (18.89%) (21.00%) (18.28%)
----------------------------------------------------------------------------------------------------------------------------

                                   WIGR8(8)  WIGR2   UPRE1(4) UPRE2(4) UPRE3(4) UPRE4(4)   UVIS1    UVIS2    UVIS3    UVIS4
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --    $0.75       --       --        --       --    $0.92    $0.92    $0.92    $0.92
At Dec. 31, 2001                       --    $0.59       --       --        --       --    $0.60    $0.60    $0.60    $0.60
At Dec. 31, 2002                    $0.85    $0.47    $0.81    $0.81     $0.81    $0.81    $0.42    $0.41    $0.41    $0.41
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --      730       --       --        --       --      265    2,325    1,024    7,086
At Dec. 31, 2002                        7      666        1       57        --        7      163    2,476    1,020    3,391
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --     $427       --       --        --       --     $160   $1,403     $618   $4,260
At Dec. 31, 2002                       $6     $315       --      $46        --       $5      $68   $1,026     $422   $1,396
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --    0.27%       --       --        --       --       --       --       --       --
For the year ended Dec. 31, 2002    0.03%    0.85%       --       --        --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --    1.65%       --       --        --       --    1.00%    1.10%    1.25%    1.35%
For the year ended Dec. 31, 2002    1.60%    1.65%    1.00%    1.10%     1.25%    1.35%    1.00%    1.10%    1.25%    1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --  (21.33%)      --       --        --       --  (34.78%) (34.78%) (34.78%) (34.78%)
For the year ended Dec. 31, 2002  (15.00%) (20.34%) (19.00%) (19.00%)  (19.00%) (19.00%) (30.00%) (31.67%) (31.67%) (31.67%)
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                           EPT    WVIS8(8)   WVIS2
-------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         $1.40       --      $0.73
At Dec. 31, 2001                         $0.92       --      $0.48
At Dec. 31, 2002                         $0.63    $0.74      $0.33
-------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                           782       --        668
At Dec. 31, 2002                           888       --        608
-------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                          $717       --       $321
At Dec. 31, 2002                          $558       --       $199
-------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001            --       --         --
For the year ended Dec. 31, 2002            --       --         --
-------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         1.40%       --      1.65%
For the year ended Dec. 31, 2002         1.40%    1.60%      1.65%
-------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       (34.29%)      --    (34.25%)
For the year ended Dec. 31, 2002       (31.52%) (26.00%)   (31.25%)
-------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 21, 2002.

(5)  Operations commenced on May 1, 2002.

(6)  Operations commenced on July 31, 2002.

(7)  Operations commenced on Aug. 30, 2002.

(8)  Operations commenced on March 1, 2002.

(9)  Operations commenced on May 1, 2001.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations Variable Annuity (comprised of subaccounts PBND1, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, PDEI1, WDEI5, SDEI1, WDEI2, UFIF1, UFIF2, UFIF3, UFIF4, WFDI5, SFDI1, WFDI2, EVG, SGRO1, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, USPF1, USPF2, USPF3, USPF4, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC1, WMDC6, WMDC5, WMDC2, WRES6, ERE, SRES1, WRES2, USMC1, USMC2, PSMC1, USMC4, WSMC5, WSMC2, PVAS1, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, UTRS1, UTRS2, PSTR1, UTRS4, PSUT1, UGIN1, UGIN2, PGIN1, UGIN4, EPG, PIGR1, EPL, WIGR2, UVIS1, UVIS2, UVIS3, UVIS4, EPT and WVIS2) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
Minneapolis, Minnesota

March 22, 2002

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001                                          PBND1           ESI         SBND1         UCMG1         UCMG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    108,724  $ 13,766,541  $  1,520,488  $    564,578  $  2,860,577
                                                       --------------------------------------------------------------------
    at market value                                    $    110,307  $ 13,100,494  $  1,516,795  $    564,562  $  2,860,504
Dividends receivable                                            515        61,562         7,062           849         4,222
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    --            --            --        20,846            --
Receivable from mutual funds and portfolios for
    share redemptions                                            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                110,822    13,162,056     1,523,857       586,257     2,864,726
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              103        14,023         1,865           407         2,257
    Administrative charge                                        14         1,683           193            72           356
    Contract terminations                                        --        24,012        31,136            --         4,715
Payable to mutual funds and portfolios for
    investments purchased                                        --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               117        39,718        33,194           479         7,328
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     110,705    13,108,485     1,490,663       585,778     2,857,398
Net assets applicable to contracts in
    payment period                                               --        13,853            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    110,705  $ 13,122,338  $  1,490,663  $    585,778  $  2,857,398
===========================================================================================================================
Accumulation units outstanding                               99,294     8,923,249     1,362,937       554,322     2,828,091
===========================================================================================================================
Net asset value per accumulation unit                  $       1.11  $       1.47  $       1.09  $       1.06  $       1.01
===========================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              PCMG1         UCMG4           EMS         SCMG1         PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  2,418,388  $  4,036,477  $ 10,636,787  $ 11,992,250  $    335,431
                                                       --------------------------------------------------------------------
    at market value                                    $  2,418,326  $  4,036,385  $ 10,636,500  $ 11,991,940  $    344,753
Dividends receivable                                          3,613         6,015        17,272        18,459            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 3,750        16,615            --            --            --
Receivable from mutual funds and portfolios for
    share redemptions                                            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              2,425,689     4,059,015    10,653,772    12,010,399       344,753
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                            2,243         4,070        12,144        15,091           292
    Administrative charge                                       306           509         1,457         1,561            40
    Contract terminations                                        --            --        14,931        31,880            --
Payable to mutual funds and portfolios for
    investments purchased                                        --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             2,549         4,579        28,532        48,532           332
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   2,423,140     4,054,436    10,625,231    11,961,867       344,421
Net assets applicable to contracts in
    payment period                                               --            --             9            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  2,423,140  $  4,054,436  $ 10,625,240  $ 11,961,867  $    344,421
===========================================================================================================================
Accumulation units outstanding                            2,250,084     3,857,418     8,408,678    11,399,177       341,828
===========================================================================================================================
Net asset value per accumulation unit                  $       1.08  $       1.05  $       1.26  $       1.05  $       1.01
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              WDEI5         SDEI1         WDEI2         UFIF1         UFIF2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    114,548  $    390,467  $     35,216  $     31,918  $  2,743,808
                                                       --------------------------------------------------------------------
    at market value                                    $    116,442  $    396,651  $     37,008  $     31,885  $  2,741,084
Dividends receivable                                             --            --            --           149        11,455
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 8,486            --            --           838         3,518
Receivable from mutual funds and portfolios for
    share redemptions                                            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                124,928       396,651        37,008        32,872     2,756,057
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              116           487            48            23         1,979
    Administrative charge                                        14            50             5             4           312
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               130           537            53            27         2,291
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     124,798       396,114        36,955        32,845     2,753,766
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    124,798  $    396,114  $     36,955  $     32,845  $  2,753,766
===========================================================================================================================
Accumulation units outstanding                              114,711       367,200        34,122        29,537     2,495,317
===========================================================================================================================
Net asset value per accumulation unit                  $       1.09  $       1.08  $       1.08  $       1.11  $       1.10
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UFIF3         UFIF4         WFDI5         SFDI1         WFDI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    886,081  $  1,455,170  $    128,595  $    469,394  $    637,913
                                                       --------------------------------------------------------------------
    at market value                                    $    886,045  $  1,455,262  $    129,454  $    468,903  $    649,109
Dividends receivable                                          3,863         6,575           605         2,239         3,043
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 1,583         9,224            --            --            --
Receivable from mutual funds and portfolios for
    share redemptions                                            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                891,491     1,471,061       130,059       471,142       652,152
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              775         1,438           139           592           832
    Administrative charge                                       106           180            16            61            83
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               881         1,618           155           653           915
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     890,610     1,469,443       129,904       470,489       651,237
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    890,610  $  1,469,443  $    129,904  $    470,489  $    651,237
===========================================================================================================================
Accumulation units outstanding                              798,992     1,320,542       117,173       423,532       591,918
===========================================================================================================================
Net asset value per accumulation unit                  $       1.11  $       1.11  $       1.11  $       1.11  $       1.10
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                               EVG        SGRO1        UNDM1        UNDM2        PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $   170,449  $   483,130  $    15,436  $    59,735  $ 3,642,857
                                                       ---------------------------------------------------------------
    at market value                                    $   114,743  $   286,174  $    15,226  $    61,358  $ 2,970,275
Dividends receivable                                            --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                   --           --           --           --       38,017
Receivable from mutual funds and portfolios for
    share redemptions                                           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total assets                                               114,743      286,174       15,226       61,358    3,008,292
======================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                             121          353           11           42        2,734
    Administrative charge                                       15           36            2            7          373
    Contract terminations                                       --           --           --           --           --
Payable to mutual funds and portfolios for
    investments purchased                                       --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                              136          389           13           49        3,107
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                    114,607      285,785       15,213       61,309    2,958,110
Net assets applicable to contracts in
    payment period                                              --           --           --           --       47,075
----------------------------------------------------------------------------------------------------------------------
Total net assets                                       $   114,607  $   285,785  $    15,213  $    61,309  $ 3,005,185
======================================================================================================================
Accumulation units outstanding                             228,411      545,600       20,086       80,914    3,478,255
======================================================================================================================
Net asset value per accumulation unit                  $      0.50  $      0.52  $      0.76  $      0.76  $      0.85
======================================================================================================================


                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                             UNDM4          EGD        SNDM1        WNDM2        USPF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $   154,634  $ 6,418,939  $ 2,733,617  $   629,736  $    89,303
                                                       ---------------------------------------------------------------
    at market value                                    $   145,479  $ 5,323,764  $ 2,142,412  $   493,518  $    89,706
Dividends receivable                                            --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                   --       52,906           --        1,006           --
Receivable from mutual funds and portfolios for
    share redemptions                                           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total assets                                               145,479    5,376,670    2,142,412      494,524       89,706
======================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                             146        5,654        2,630          624           60
    Administrative charge                                       18          678          272           63           10
    Contract terminations                                       --           --          382           --           --
Payable to mutual funds and portfolios for
    investments purchased                                       --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                              164        6,332        3,284          687           70
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                    145,315    5,370,338    2,139,128      493,837       89,563
Net assets applicable to contracts in
    payment period                                              --           --           --           --           73
----------------------------------------------------------------------------------------------------------------------
Total net assets                                       $   145,315  $ 5,370,338  $ 2,139,128  $   493,837  $    89,636
======================================================================================================================
Accumulation units outstanding                             193,128    4,236,699    2,896,006      700,758      111,916
======================================================================================================================
Net asset value per accumulation unit                  $      0.75  $      1.27  $      0.74  $      0.70  $      0.80
======================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              USPF2         USPF3         USPF4         UGIP1         UGIP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  1,205,347  $    665,140  $  1,393,716  $    636,530  $  3,470,735
                                                       --------------------------------------------------------------------
    at market value                                    $  1,227,541  $    655,785  $  1,399,021  $    617,845  $  3,468,811
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                24,484         2,080           839        20,682        26,538
Receivable from mutual funds and portfolios for
    share redemptions                                            --            --            --           493         2,904
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              1,252,025       657,865     1,399,860       639,020     3,498,253
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              808           578         1,315           419         2,508
    Administrative charge                                       128            79           164            74           396
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        --            --            --        20,583        26,538
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               936           657         1,479        21,076        29,442
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   1,251,089       651,137     1,398,381       617,944     3,468,811
Net assets applicable to contracts in
    payment period                                               --         6,071            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  1,251,089  $    657,208  $  1,398,381  $    617,944  $  3,468,811
===========================================================================================================================
Accumulation units outstanding                            1,567,437       816,890     1,756,399       640,320     3,600,756
===========================================================================================================================
Net asset value per accumulation unit                  $       0.80  $       0.80  $       0.80  $       0.97  $       0.96
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UGIP3         UGIP4         UPRG1         UPRG2         UPRG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  2,115,203  $  4,600,810  $    518,003  $  2,573,961  $  1,415,110
                                                       --------------------------------------------------------------------
    at market value                                    $  2,074,879  $  4,531,354  $    484,925  $  2,307,840  $  1,267,770
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 2,698        28,532         1,313         6,386         1,625
Receivable from mutual funds and portfolios for
    share redemptions                                         2,126         4,858           398         2,076         1,310
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              2,079,703     4,564,744       486,636     2,316,302     1,270,705
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                            1,871         4,318           338         1,793         1,153
    Administrative charge                                       255           540            60           283           157
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                     2,698        28,532         1,313         6,386         1,625
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             4,824        33,390         1,711         8,462         2,935
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   2,068,402     4,531,354       484,925     2,307,840     1,267,770
Net assets applicable to contracts in
    payment period                                            6,477            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  2,074,879  $  4,531,354  $    484,925  $  2,307,840  $  1,267,770
===========================================================================================================================
Accumulation units outstanding                            2,151,801     4,721,969       740,893     3,530,935     1,944,137
===========================================================================================================================
Net asset value per accumulation unit                  $       0.96  $       0.96  $       0.65  $       0.65  $       0.65
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UPRG4           EPP         SPGR1         UTEC1         UTEC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  4,139,970  $  2,588,060  $  6,822,694  $    213,563  $    861,465
                                                       --------------------------------------------------------------------
    at market value                                    $  3,781,643  $  2,021,153  $  5,227,359  $    186,397  $    708,874
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 9,308         6,771       169,422            --         6,792
Receivable from mutual funds and portfolios for
    share redemptions                                         4,170         2,374         6,874           155           647
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              3,795,121     2,030,298     5,403,655       186,552       716,313
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                            3,707         2,120         6,230           132           559
    Administrative charge                                       463           254           644            23            88
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                     9,308         6,771       169,422            --         6,792
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            13,478         9,145       176,296           155         7,439
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   3,781,643     2,021,153     5,227,359       186,397       708,874
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  3,781,643  $  2,021,153  $  5,227,359  $    186,397  $    708,874
===========================================================================================================================
Accumulation units outstanding                            5,808,378     2,573,940     7,466,298       363,975     1,386,796
===========================================================================================================================
Net asset value per accumulation unit                  $       0.65  $       0.79  $       0.70  $       0.51  $       0.51
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UTEC3         UTEC4           ETC         STEC1         WMDC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    510,722  $  1,385,314  $  2,692,370  $  4,773,451  $    531,717
                                                       --------------------------------------------------------------------
    at market value                                    $    404,351  $  1,139,766  $  1,554,637  $  3,256,312  $    555,738
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    91         3,606           392            --        43,665
Receivable from mutual funds and portfolios for
    share redemptions                                           419         1,271         1,848         4,388           469
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                404,861     1,144,643     1,556,877     3,260,700       599,872
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              369         1,130         1,650         3,977           413
    Administrative charge                                        50           141           198           411            56
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        91         3,606           392            --        43,665
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               510         4,877         2,240         4,388        44,134
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     404,351     1,139,766     1,554,637     3,256,312       555,738
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    404,351  $  1,139,766  $  1,554,637  $  3,256,312  $    555,738
===========================================================================================================================
Accumulation units outstanding                              792,626     2,236,653     1,958,182     6,379,528       522,139
===========================================================================================================================
Net asset value per accumulation unit                  $       0.51  $       0.51  $       0.79  $       0.51  $       1.06
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              WMDC5         WMDC2         WRES6           ERE         SRES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $     95,296  $      8,039  $    662,676  $    412,807  $    909,818
                                                       --------------------------------------------------------------------
    at market value                                    $     99,826  $      8,315  $    694,955  $    433,717  $    958,744
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    --            --        61,285         2,130            --
Receivable from mutual funds and portfolios for
    share redemptions                                           115             9           583           508        12,185
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                 99,941         8,324       756,823       436,355       970,929
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              103             8           513           454         1,183
    Administrative charge                                        12             1            70            54           122
    Contract terminations                                        --            --            --            --        10,880
Payable to mutual funds and portfolios for
    investments purchased                                        --            --        61,285         2,130            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               115             9        61,868         2,638        12,185
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                      99,826         8,315       694,955       433,717       958,744
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $     99,826  $      8,315  $    694,955  $    433,717  $    958,744
===========================================================================================================================
Accumulation units outstanding                               93,943         7,839       488,420       325,305       684,807
===========================================================================================================================
Net asset value per accumulation unit                  $       1.06  $       1.06  $       1.42  $       1.33  $       1.40
===========================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              WRES2         USMC1         USMC2         PSMC1         USMC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $     13,267  $    232,467  $  1,671,138  $  3,152,070  $  3,495,778
                                                       --------------------------------------------------------------------
    at market value                                    $     13,879  $    235,418  $  1,630,211  $  2,884,175  $  3,513,959
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    --            10           913        34,078        11,788
Receivable from mutual funds and portfolios for
    share redemptions                                            19           193         1,499         2,971         3,855
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                 13,898       235,621     1,632,623     2,921,224     3,529,602
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               17           164         1,295         2,615         3,427
    Administrative charge                                         2            29           204           356           428
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        --            10           913        34,078        11,788
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                19           203         2,412        37,049        15,643
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                      13,879       235,418     1,630,211     2,873,316     3,513,959
Net assets applicable to contracts in
    payment period                                               --            --            --        10,859            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $     13,879  $    235,418  $  1,630,211  $  2,884,175  $  3,513,959
===========================================================================================================================
Accumulation units outstanding                               11,085       311,929     2,164,774     2,844,121     4,682,976
===========================================================================================================================
Net asset value per accumulation unit                  $       1.25  $       0.75  $       0.75  $       1.01  $       0.75
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              WSMC5         WSMC2         PVAS1         UMSS1         UMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    393,230  $    216,074  $      2,625  $     69,881  $  1,499,298
                                                       --------------------------------------------------------------------
    at market value                                    $    366,045  $    175,174  $      2,916  $     71,298  $  1,529,647
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                25,689            --            --            --        19,865
Receivable from mutual funds and portfolios for
    share redemptions                                           395           240             3            60         1,273
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                392,129       175,414         2,919        71,358     1,550,785
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              353           218             3            51         1,099
    Administrative charge                                        42            22            --             9           174
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                    25,689            --            --            --        19,865
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            26,084           240             3            60        21,138
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     366,045       175,174         2,916        71,298     1,529,647
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    366,045  $    175,174  $      2,916  $     71,298  $  1,529,647
===========================================================================================================================
Accumulation units outstanding                              723,446       347,835         2,015        61,488     1,321,211
===========================================================================================================================
Net asset value per accumulation unit                  $       0.51  $       0.50  $       1.45  $       1.16  $       1.16
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              PMSS1         UMSS4           EMU         SMSS1         WMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    308,138  $  1,574,986  $    681,235  $    612,873  $     47,733
                                                       --------------------------------------------------------------------
    at market value                                    $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 3,634        15,386        28,144            --         1,510
Receivable from mutual funds and portfolios for
    share redemptions                                           275         1,666           746         8,200            61
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                311,366     1,601,907       702,770       601,343        49,561
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              242         1,481           666           736            55
    Administrative charge                                        33           185            80            76             6
    Contract terminations                                        --            --            --         7,388            --
Payable to mutual funds and portfolios for
    investments purchased                                     3,634        15,386        28,144            --         1,510
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             3,909        17,052        28,890         8,200         1,571
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     307,457     1,584,855       673,880       593,143        47,990
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
===========================================================================================================================
Accumulation units outstanding                              251,581     1,373,613       546,335       472,993        41,027
===========================================================================================================================
Net asset value per accumulation unit                  $       1.22  $       1.15  $       1.23  $       1.25  $       1.17
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UINT1         UINT2         UINT3         UINT4         UGRS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    299,277  $    807,452  $    470,526  $  1,543,373  $    239,321
                                                       --------------------------------------------------------------------
    at market value                                    $    274,624  $    749,772  $    433,473  $  1,327,193  $    229,711
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 3,703        13,648            72         9,886            --
Receivable from mutual funds and portfolios for
    share redemptions                                           219           678           449         1,466           191
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                278,546       764,098       433,994     1,338,545       229,902
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              186           586           395         1,303           162
    Administrative charge                                        33            92            54           163            29
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                     3,703        13,648            72         9,886            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             3,922        14,326           521        11,352           191
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     274,624       749,772       433,473     1,327,193       229,711
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    274,624  $    749,772  $    433,473  $  1,327,193  $    229,711
===========================================================================================================================
Accumulation units outstanding                              324,353       887,194       514,024     1,576,124       325,776
===========================================================================================================================
Net asset value per accumulation unit                  $       0.85  $       0.85  $       0.84  $       0.84  $       0.71
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UGRS2         UGRS3         UGRS4         UNDS1         UNDS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  1,648,497  $    491,477  $  1,432,726  $    109,250  $    291,582
                                                       --------------------------------------------------------------------
    at market value                                    $  1,610,448  $    468,790  $  1,351,667  $    108,643  $    299,245
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    --         1,621         6,898            --           334
Receivable from mutual funds and portfolios for
    share redemptions                                         1,487           488         1,463            91           274
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              1,611,935       470,899     1,360,028       108,734       299,853
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                            1,284           429         1,300            77           238
    Administrative charge                                       203            59           163            14            37
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        --         1,621         6,898            --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             1,487         2,109         8,361            91           275
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   1,610,448       465,188     1,351,667       108,643       299,578
Net assets applicable to contracts in
    payment period                                               --         3,602            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  1,610,448  $    468,790  $  1,351,667  $    108,643  $    299,578
===========================================================================================================================
Accumulation units outstanding                            2,287,766       662,411     1,927,955       114,771       316,914
===========================================================================================================================
Net asset value per accumulation unit                  $       0.70  $       0.70  $       0.70  $       0.95  $       0.95
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              PSND1         UNDS4         UTRS1         UTRS2         PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    255,435  $    426,683  $    869,542  $  3,738,050  $  1,942,793
                                                       --------------------------------------------------------------------
    at market value                                    $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 1,115           826        34,405        26,599         7,488
Receivable from mutual funds and portfolios for
    share redemptions                                           269           450           701         3,240         1,951
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                259,833       429,317       910,595     3,824,077     1,962,592
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              237           400           596         2,798         1,717
    Administrative charge                                        32            50           105           442           234
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                     1,115           826        34,405        26,599         7,488
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             1,384         1,276        35,106        29,839         9,439
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     254,471       428,041       875,489     3,794,238     1,953,153
Net assets applicable to contracts in
    payment period                                            3,978            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
===========================================================================================================================
Accumulation units outstanding                              293,016       454,426       792,426     3,439,804     1,861,342
===========================================================================================================================
Net asset value per accumulation unit                  $       0.87  $       0.94  $       1.10  $       1.10  $       1.05
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UTRS4         PSUT1         UGIN1         UGIN2         PGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  3,821,742  $    104,595  $    295,458  $  1,185,569  $    935,028
                                                       --------------------------------------------------------------------
    at market value                                    $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                15,336            --         1,313            --         7,946
Receivable from mutual funds and portfolios for
    share redemptions                                         4,185            95           240         1,032           892
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              3,858,210        94,848       286,108     1,153,738       927,321
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                            3,720            84           204           891           785
    Administrative charge                                       465            11            36           141           107
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                    15,336            --         1,313            --         7,946
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            19,521            95         1,553         1,032         8,838
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   3,838,689        94,753       284,555     1,152,706       918,483
Net assets applicable to contracts in
    payment period                                               --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
===========================================================================================================================
Accumulation units outstanding                            3,493,459       126,281       287,498     1,166,067       963,282
===========================================================================================================================
Net asset value per accumulation unit                  $       1.10  $       0.75  $       0.99  $       0.99  $       0.95
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UGIN4           EPG         PIGR1           EPL         WIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $  1,108,085  $  8,106,342  $  5,499,292  $  2,121,939  $    562,152
                                                       --------------------------------------------------------------------
    at market value                                    $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    426,972
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                 6,252         5,678         3,935        21,233         1,052
Receivable from mutual funds and portfolios for
    share redemptions                                         1,199         8,628         4,472         1,856           587
---------------------------------------------------------------------------------------------------------------------------
Total assets                                              1,098,495     7,303,844     4,277,778     1,674,531       428,611
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                            1,066         7,704         3,935         1,657           534
    Administrative charge                                       133           924           537           199            53
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                     6,252         5,678         3,935        21,233           913
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             7,451        14,306         8,407        23,089         1,500
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                   1,091,044     7,289,538     4,256,362     1,651,442       427,111
Net assets applicable to contracts in
    payment period                                               --            --        13,009            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    427,111
===========================================================================================================================
Accumulation units outstanding                            1,108,568     6,280,095     4,730,889     1,775,441       729,923
===========================================================================================================================
Net asset value per accumulation unit                  $       0.98  $       1.16  $       0.90  $       0.93  $       0.59
===========================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              UVIS1         UVIS2         UVIS3         UVIS4           EPT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    189,482  $  1,641,808  $    732,620  $  4,717,227  $  1,020,020
                                                       --------------------------------------------------------------------
    at market value                                    $    160,093  $  1,403,394  $    618,023  $  4,259,889  $    716,724
Dividends receivable                                             --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    --            --           139           383         2,961
Receivable from mutual funds and portfolios for
    share redemptions                                           134         1,286           644         4,741           830
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                160,227     1,404,680       618,806     4,265,013       720,515
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              114         1,111           567         4,214           741
    Administrative charge                                        20           175            77           527            89
    Contract terminations                                        --            --            --            --            --
Payable to mutual funds and portfolios for
    investments purchased                                        --            --           139           383         2,961
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               134         1,286           783         5,124         3,791
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     160,093     1,403,394       616,352     4,259,889       716,724
Net assets applicable to contracts in
    payment period                                               --            --         1,671            --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    160,093  $  1,403,394  $    618,023  $  4,259,889  $    716,724
===========================================================================================================================
Accumulation units outstanding                              264,816     2,325,424     1,023,651     7,085,506       781,502
===========================================================================================================================
Net asset value per accumulation unit                  $       0.60  $       0.60  $       0.60  $       0.60  $       0.92
===========================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES


                                                         SEGREGATED
                                                           ASSET
                                                        SUBACCOUNTS
                                                       -------------
DECEMBER 31, 2001 (CONTINUED)                              WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                            $    497,458
                                                       -------------
    at market value                                    $    320,856
Dividends receivable                                             --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                    --
Receivable from mutual funds and portfolios for
    share redemptions                                           471
--------------------------------------------------------------------
Total assets                                                321,327
====================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              412
    Administrative charge                                        41
    Contract terminations                                        18
Payable to mutual funds and portfolios for
    investments purchased                                        --
--------------------------------------------------------------------
Total liabilities                                               471
--------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period                                     320,856
Net assets applicable to contracts in
    payment period                                               --
--------------------------------------------------------------------
Total net assets                                       $    320,856
====================================================================
Accumulation units outstanding                              668,133
====================================================================
Net asset value per accumulation unit                  $       0.48
====================================================================

See accompanying notes to financial statements

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                 PBND1            ESI          SBND1          UCMG1          UCMG2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $      5,810   $    873,779   $    123,012   $      9,702   $     38,227
Variable account expenses                                       1,141        191,594         30,364          3,339         15,122
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 4,669        682,185         92,648          6,363         23,105
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                         9,351      2,569,776      4,387,167        427,770        716,961
    Cost of investments sold                                    9,082      2,699,735      4,385,042        427,768        716,966
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                   269       (129,959)         2,125              2             (5)
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                                398        249,511        (12,724)           (17)           (73)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    667        119,552        (10,599)           (15)           (78)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $      5,336   $    801,737   $     82,049   $      6,348   $     23,027
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     PCMG1          UCMG4            EMS          SCMG1          PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $     25,379   $     61,769   $    378,788   $    539,123   $      2,671
Variable account expenses                                      12,071         28,012        158,115        242,770          3,158
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                13,308         33,757        220,673        296,353           (487)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       333,971        601,905     41,072,518     40,299,468        479,603
    Cost of investments sold                                  333,972        601,903     41,073,614     40,299,419        448,680
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                    (1)             2         (1,096)            49         30,923
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                                (59)          (106)           605           (576)           870
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (60)          (104)          (491)          (527)        31,793
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $     13,248   $     33,653   $    220,182   $    295,826   $     31,306
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     WDEI5          SDEI1          WDEI2          UFIF1          UFIF2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $        630   $      4,440   $        178   $        675   $     39,529
Variable account expenses                                         671          5,099            237            160          9,929
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                    (41)          (659)           (59)           515         29,600
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                         5,329      2,217,200            951         13,277         26,851
    Cost of investments sold                                    5,513      2,267,130            924         13,060         26,662
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                  (184)       (49,930)            27            217            189
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                              1,747          4,363          1,811            (36)        (3,138)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,563        (45,567)         1,838            181         (2,949)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $      1,522   $    (46,226)  $      1,779   $        696   $     26,651
=================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UFIF3          UFIF4          WFDI5          SFDI1          WFDI2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $     14,171   $     26,949   $      3,119   $     11,662   $     23,979
Variable account expenses                                       4,061          8,299            968          4,200          8,718
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 10,110         18,650          2,151          7,462         15,261
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        20,776         43,527          2,777        247,573         34,178
    Cost of investments sold                                   20,599         43,241          2,718        246,453         33,375
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                   177            286             59          1,120            803
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                               (258)          (258)           (39)          (668)         5,156
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (81)            28             20            452          5,959
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $     10,029   $     18,678   $      2,171   $      7,914   $     21,220
=================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EVG          SGRO1          UNDM1          UNDM2          PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --   $         --   $         20   $         56   $      6,170
Variable account expenses                                       3,076          5,368             59            141         32,623
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (3,076)        (5,368)           (39)           (85)       (26,453)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       190,918        112,973            132            497        548,441
    Cost of investments sold                                  294,683        170,992            171            555        651,343
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (103,765)       (58,019)           (39)           (58)      (102,902)
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                            (24,198)       (76,898)          (193)         1,623       (331,473)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (127,963)      (134,917)          (232)         1,565       (434,375)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $   (131,039)  $   (140,285)  $       (271)  $      1,480   $   (460,828)
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UNDM4            EGD          SNDM1          WNDM2          USPF1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $        260   $     11,728   $      4,492   $      1,041   $        438
Variable account expenses                                       1,227         72,057         30,444          7,405            380
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (967)       (60,329)       (25,952)        (6,364)            58
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        22,443        704,989        459,920         12,497         24,543
    Cost of investments sold                                   23,884        831,932        587,884         15,984         30,186
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (1,441)      (126,943)      (127,964)        (3,487)        (5,643)
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                             (9,092)      (844,510)      (245,647)       (79,605)           340
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (10,533)      (971,453)      (373,611)       (83,092)        (5,303)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (11,500)  $ (1,031,782)  $   (399,563)  $    (89,456)  $     (5,245)
=================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     USPF2          USPF3          USPF4          UGIP1          UGIP2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $      3,082   $      3,108   $      5,350   $      1,636   $      4,319
Variable account expenses                                       2,812          3,766          6,658          3,056         13,293
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                    270           (658)        (1,308)        (1,420)        (8,974)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        15,697         50,729        129,539         78,806         94,504
    Cost of investments sold                                   17,828         55,777        135,642         83,517         98,210
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (2,131)        (5,048)        (6,103)        (4,711)        (3,706)
Distributions from capital gains                                   --             --             --         11,803         31,868
Net change in unrealized appreciation or depreciation
    of investments                                             22,236         (7,750)         6,924        (19,696)        (3,692)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 20,105        (12,798)           821        (12,604)        24,470
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $     20,375   $    (13,456)  $       (487)  $    (14,024)  $     15,496
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UGIP3          UGIP4          UPRG1          UPRG2          UPRG3
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $      4,372   $      8,702   $         --   $         --   $         --
Variable account expenses                                      11,742         26,164          2,639         15,296          9,623
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (7,370)       (17,462)        (2,639)       (15,296)        (9,623)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       472,750        196,085         81,346        307,219        265,081
    Cost of investments sold                                  468,350        194,904         92,291        363,508        292,354
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 4,400          1,181        (10,945)       (56,289)       (27,273)
Distributions from capital gains                               30,507         63,243         12,516         78,187         39,199
Net change in unrealized appreciation or depreciation
    of investments                                            (45,536)       (80,924)       (30,139)      (225,949)      (114,420)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (10,629)       (16,500)       (28,568)      (204,051)      (102,494)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (17,999)  $    (33,962)  $    (31,207)  $   (219,347)  $   (112,117)
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UPRG4            EPP          SPGR1          UTEC1          UTEC2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                      28,785         35,801        100,750          1,202          5,216
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                (28,785)       (35,801)      (100,750)        (1,202)        (5,216)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       230,387      2,642,460      5,392,772         34,701         68,511
    Cost of investments sold                                  276,244      3,297,163      6,969,792         45,955         88,050
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments               (45,857)      (654,703)    (1,577,020)       (11,254)       (19,539)
Distributions from capital gains                              107,952        163,708        379,405          9,092         43,864
Net change in unrealized appreciation or depreciation
    of investments                                           (322,924)      (183,026)      (431,950)       (23,626)      (117,149)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (260,829)      (674,021)    (1,629,565)       (25,788)       (92,824)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $   (289,614)  $   (709,822)  $ (1,730,315)  $    (26,990)  $    (98,040)
=================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   UTEC3          UTEC4            ETC          STEC1       WMDC6(1)
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                       3,881         10,157         26,612         76,550          1,260
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (3,881)       (10,157)       (26,612)       (76,550)        (1,260)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       104,729         88,176      1,087,451      9,184,492         16,966
    Cost of investments sold                                  144,507        118,651      1,785,335     13,066,649         17,020
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments               (39,778)       (30,475)      (697,884)    (3,882,157)           (54)
Distributions from capital gains                               28,351         64,851        166,708        510,506             --
Net change in unrealized appreciation or depreciation
    of investments                                            (73,364)      (210,940)      (181,738)     1,201,985         24,021
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (84,791)      (176,564)      (712,914)    (2,169,666)        23,967
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (88,672)  $   (186,721)  $   (739,526)  $ (2,246,216)  $     22,707
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                 WMDC5(1)       WMDC2(1)          WRES6            ERE          SRES1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --   $         --   $     12,298   $     18,016   $     35,894
Variable account expenses                                         338             10          4,006          5,183         11,779
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   (338)           (10)         8,292         12,833         24,115
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                           232          4,495         12,494        342,317      2,109,324
    Cost of investments sold                                      227          4,512         11,958        335,645      2,149,822
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                     5            (17)           536          6,672        (40,498)
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                              4,530            276         18,872            615         43,062
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  4,535            259         19,408          7,287          2,564
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $      4,197   $        249   $     27,700   $     20,120   $     26,679
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES2          USMC1          USMC2          PSMC1          USMC4
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $        157   $        342   $      3,037   $      5,948   $      5,546
Variable account expenses                                          79          1,233         10,071         22,126         22,608
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     78           (891)        (7,034)       (16,178)       (17,062)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                         4,141        102,631        139,208        150,739        135,383
    Cost of investments sold                                    4,066        116,982        147,883        192,078        149,927
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                    75        (14,351)        (8,675)       (41,339)       (14,544)
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                                471          8,079        (29,021)       (94,204)        41,562
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    546         (6,272)       (37,696)      (135,543)        27,018
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $        624   $     (7,163)  $    (44,730)  $   (151,721)  $      9,956
=================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     WSMC5          WSMC2          PVAS1          UMSS1          UMSS2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $        666   $        548   $         11   $        664   $      2,331
Variable account expenses                                       2,822          2,462             23            412          4,077
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (2,156)        (1,914)           (12)           252         (1,746)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        16,681         30,978          3,462         25,346          5,555
    Cost of investments sold                                   21,330         39,404          3,661         26,494          5,386
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (4,649)        (8,426)          (199)        (1,148)           169
Distributions from capital gains                                   --             --             60          2,232          7,835
Net change in unrealized appreciation or depreciation
    of investments                                             (6,105)       (17,326)           215            417         30,138
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (10,754)       (25,752)            76          1,501         38,142
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (12,910)  $    (27,666)  $         64   $      1,753   $     36,396
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     PMSS1          UMSS4            EMU          SMSS1          WMSS2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $        927   $      6,812   $      9,276   $     27,858   $          6
Variable account expenses                                       1,128          7,557          6,222         14,205            253
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   (201)          (745)         3,054         13,653           (247)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        12,908        205,810        417,991      2,050,244          4,791
    Cost of investments sold                                   13,948        212,408        424,750      2,172,538          4,522
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                                3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or depreciation
    of investments                                               (720)         9,035        (25,983)       (24,654)            70
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,359         25,338         (1,555)       (53,286)           359
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $      1,158   $     24,593   $      1,499   $    (39,633)  $        112
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UINT1          UINT2          UINT3          UINT4          UGRS1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $      3,151   $      3,596   $      2,224   $     16,833   $         36
Variable account expenses                                       1,439          3,210          2,252          8,565          1,442
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  1,712            386            (28)         8,268         (1,406)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       152,773         69,777         35,514          8,119        284,709
    Cost of investments sold                                  171,790         76,566         38,731         10,922        313,579
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments               (19,017)        (6,789)        (3,217)        (2,803)       (28,870)
Distributions from capital gains                               24,784         28,280         17,493        132,387            434
Net change in unrealized appreciation or depreciation
    of investments                                            (25,423)       (57,680)       (39,171)      (217,635)        (9,657)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (19,656)       (36,189)       (24,895)       (88,051)       (38,093)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (17,944)  $    (35,803)  $    (24,923)  $    (79,783)  $    (39,499)
=================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UGRS2          UGRS3          UGRS4          UNDS1          UNDS2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $        153   $         74   $        253   $         --   $         --
Variable account expenses                                       7,509          2,761          8,467            675          1,699
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (7,356)        (2,687)        (8,214)          (675)        (1,699)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       156,465         53,837        145,600         13,485          5,374
    Cost of investments sold                                  173,990         61,634        162,871         14,642          5,413
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments               (17,525)        (7,797)       (17,271)        (1,157)           (39)
Distributions from capital gains                                1,840            889          3,054          1,401          3,233
Net change in unrealized appreciation or depreciation
    of investments                                            (35,716)       (21,945)       (75,623)        (1,769)         7,589
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (51,401)       (28,853)       (89,840)        (1,525)        10,783
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (58,757)  $    (31,540)  $    (98,054)  $     (2,200)  $      9,084
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     PSND1          UNDS4          UTRS1          UTRS2          PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --   $         --   $      3,349   $     10,643   $      7,025
Variable account expenses                                       1,686          3,138          3,733         13,200          9,870
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (1,686)        (3,138)          (384)        (2,557)        (2,845)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                         2,901         11,606         61,802         44,892         85,342
    Cost of investments sold                                    3,037         12,273         64,364         44,859         87,557
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                  (136)          (667)        (2,562)            33         (2,215)
Distributions from capital gains                                2,532          5,451          4,972         15,799         10,429
Net change in unrealized appreciation or depreciation
    of investments                                                564         (1,840)         3,929         52,353          9,745
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  2,960          2,944          6,339         68,185         17,959
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $      1,274   $       (194)  $      5,955   $     65,628   $     15,114
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UTRS4          PSUT1          UGIN1          UGIN2          PGIN1
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $     14,422   $      1,614   $        262   $      2,255   $      2,958
Variable account expenses                                      22,362            720          1,387          5,631          5,263
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (7,940)           894         (1,125)        (3,376)        (2,305)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                       115,989        115,617         13,335         78,122         48,984
    Cost of investments sold                                  118,086        126,456         14,713         80,316         49,255
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (2,097)       (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                               21,410          4,251            193          1,662          2,181
Net change in unrealized appreciation or depreciation
    of investments                                             12,326         (9,882)       (10,903)       (33,781)       (23,691)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 31,639        (16,470)       (12,088)       (34,313)       (21,781)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $     23,699   $    (15,576)  $    (13,213)  $    (37,689)  $    (24,086)
=================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UGIN4            EPG          PIGR1            EPL          WIGR2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $      3,443   $    125,528   $      8,753   $      6,387   $      1,095
Variable account expenses                                       6,418        109,149         44,250         29,098          6,589
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (2,975)        16,379        (35,497)       (22,711)        (5,494)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        59,818      1,333,450        171,073      1,452,676         30,275
    Cost of investments sold                                   63,471      1,477,632        222,584      1,998,906         36,894
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (3,653)      (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                2,539         92,544        356,855        260,377         44,638
Net change in unrealized appreciation or depreciation
    of investments                                            (17,560)      (612,644)    (1,078,665)      (306,534)      (128,927)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (18,674)      (664,282)      (773,321)      (592,387)       (90,908)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (21,649)  $   (647,903)  $   (808,818)  $   (615,098)  $    (96,402)
=================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     UVIS1          UVIS2          UVIS3          UVIS4            EPT
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                       1,125          9,147          4,733         28,647          8,016
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (1,125)        (9,147)        (4,733)       (28,647)        (8,016)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        19,888        101,928        127,823        205,709         75,516
    Cost of investments sold                                   28,260        127,736        161,166        261,723        116,790
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (8,372)       (25,808)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                                7,197         53,745         32,826        116,449         61,059
Net change in unrealized appreciation or depreciation
    of investments                                            (28,617)      (220,228)      (106,432)      (417,122)      (237,759)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (29,792)      (192,291)      (106,949)      (356,687)      (217,974)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $    (30,917)  $   (201,438)  $   (111,682)  $   (385,334)  $   (225,990)
=================================================================================================================================

                                                           SEGREGATED
                                                             ASSET
                                                           SUBACCOUNT
                                                         ------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                    WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and
    portfolios                                           $         --
Variable account expenses                                       4,925
---------------------------------------------------------------------
Investment income (loss) -- net                                (4,925)
=====================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
    Proceeds from sales                                        40,430
    Cost of investments sold                                   61,336
---------------------------------------------------------------------
Net realized gain (loss) on sale of investments               (20,906)
Distributions from capital gains                               32,745
Net change in unrealized appreciation or depreciation
    of investments                                           (132,288)
---------------------------------------------------------------------
Net gain (loss) on investments                               (120,449)
---------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                      $   (125,374)
=====================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              PBND1            ESI          SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss)-- net                         $      4,669   $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss) on sale of investments                 269       (129,959)         2,125              2             (5)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                              398        249,511        (12,724)           (17)           (73)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           5,336        801,737         82,049          6,348         23,027
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       --        392,694         45,721         72,505        414,634
Net transfers(1)                                             21,723        135,621        751,120        451,974      2,441,327
Annuity payments                                                 --         (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,903)    (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                               --       (110,742)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        19,820       (836,732)       698,574        524,478      2,834,371
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              85,549     13,157,333        710,040         54,952             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    110,705   $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       81,583      9,498,099        687,876         53,407             --
Contract purchase payments                                       --        276,188         42,929         68,993        416,079
Net transfers(1)                                             19,467         98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges                  (1,756)      (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                               --        (77,062)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             99,294      8,923,249      1,362,937        554,322      2,828,091
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   PCMG1          UCMG4            EMS          SCMG1          PDEI1
OPERATIONS
Investment income (loss) -- net                        $     13,308   $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss) on sale of investments                  (1)             2         (1,096)            49         30,923
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                              (59)          (106)           605           (576)           870
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          13,248         33,653        220,182        295,826         31,306
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  538,610        858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                          1,985,789      2,622,121      5,157,424        449,362        407,388
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (22,079)       (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                          (92,794)            --             --       (396,463)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     2,409,526      3,385,734      4,943,250       (167,576)        69,255
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 366        635,049      5,461,808     11,833,617        243,860
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,423,140   $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          350        618,285      4,421,199     11,510,757        244,084
Contract purchase payments                                  503,480        820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                          1,854,182      2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges                 (20,569)       (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                          (87,359)            --             --       (412,026)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,250,084      3,857,418      8,408,678     11,399,177        341,828
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  WDEI5          SDEI1          WDEI2          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                        $        (41)  $       (659)  $        (59)  $        515   $     29,600
Net realized gain (loss) on sale of investments                (184)       (49,930)            27            217            189
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                            1,747          4,363          1,811            (36)        (3,138)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,522        (46,226)         1,779            696         26,651
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   30,207             --         22,454         15,698      2,012,813
Net transfers(1)                                             85,446        413,382         10,324         16,452        721,934
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (316)       (18,000)          (770)            (1)       (33,345)
    Death benefits                                               --         (8,733)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       115,337        386,649         32,008         32,149      2,701,402
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,939         55,691          3,168             --         25,713
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    124,798   $    396,114   $     36,955   $     32,845   $  2,753,766
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,350         51,889          2,939             --         24,512
Contract purchase payments                                   28,086             --         22,614         14,456      1,843,436
Net transfers(1)                                             79,571        340,376          9,288         15,082        657,659
Contract terminations:
    Surrender benefits and contract charges                    (296)       (16,402)          (719)            (1)       (30,290)
    Death benefits                                               --         (8,663)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            114,711        367,200         34,122         29,537      2,495,317
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UFIF3          UFIF4          WFDI5          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                        $     10,110   $     18,650   $      2,151   $      7,462   $     15,261
Net realized gain (loss) on sale of investments                 177            286             59          1,120            803
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                             (258)          (258)           (39)          (668)         5,156
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          10,029         18,678          2,171          7,914         21,220
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  562,396        763,512         86,403         70,261         86,332
Net transfers(1)                                            304,914        680,896            184        389,493        215,719
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (2,355)       (29,266)          (346)       (23,014)       (19,988)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       864,955      1,415,142         86,241        436,740        282,063
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              15,626         35,623         41,492         25,835        347,954
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    890,610   $  1,469,443   $    129,904   $    470,489   $    651,237
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,725         33,594         39,245         24,341        330,870
Contract purchase payments                                  508,795        693,532         78,011         64,667         78,875
Net transfers(1)                                            277,596        619,878            229        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                  (2,124)       (26,462)          (312)       (20,809)       (18,175)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            798,992      1,320,542        117,173        423,532        591,918
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     EVG          SGRO1          UNDM1          UNDM2          PNDM1
OPERATIONS
Investment income (loss) -- net                        $     (3,076)  $     (5,368)  $        (39)  $        (85)  $    (26,453)
Net realized gain (loss) on sale of investments            (103,765)       (58,019)           (39)           (58)      (102,902)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                          (24,198)       (76,898)          (193)         1,623       (331,473)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                        (131,039)      (140,285)          (271)         1,480       (460,828)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   23,925          4,107          9,189            713        607,529
Net transfers(1)                                             80,977         19,831          6,296         59,116      1,266,355
Annuity payments                                                 --             --             --             --         (7,793)
Contract terminations:
    Surrender benefits and contract charges                  (6,803)       (24,980)            (1)            --       (459,875)
    Death benefits                                               --             --             --             --         (9,657)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        98,099         (1,042)        15,484         59,829      1,396,559
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             147,547        427,112             --             --      2,069,454
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    114,607   $    285,785   $     15,213   $     61,309   $  3,005,185
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      200,212        554,033             --             --      1,936,840
Contract purchase payments                                   35,989          5,105         11,414            899        687,507
Net transfers(1)                                              4,503         27,569          8,673         80,015      1,355,496
Contract terminations:
    Surrender benefits and contract charges                 (12,293)       (41,107)            (1)            --       (490,439)
    Death benefits                                               --             --             --             --        (11,149)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            228,411        545,600         20,086         80,914      3,478,255
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UNDM4            EGD          SNDM1          WNDM2          USPF1
OPERATIONS
Investment income (loss) -- net                        $       (967)  $    (60,329)  $    (25,952)  $     (6,364)  $         58
Net realized gain (loss) on sale of investments              (1,441)      (126,943)      (127,964)        (3,487)        (5,643)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                           (9,092)      (844,510)      (245,647)       (79,605)           340
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (11,500)    (1,031,782)      (399,563)       (89,456)        (5,245)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   43,573        412,497        182,483         70,399         10,507
Net transfers(1)                                             87,563        641,651        220,415        104,692         80,044
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (3,880)      (362,349)       (88,535)        (7,533)        (2,364)
    Death benefits                                               --        (25,717)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       127,256        666,082        314,363        167,558         88,187
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              29,559      5,736,038      2,224,328        415,735          6,694
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    145,315   $  5,370,338   $  2,139,128   $    493,837   $     89,636
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       32,247      3,716,997      2,468,296        483,327          7,249
Contract purchase payments                                   49,438        308,358        224,502         98,231         12,134
Net transfers(1)                                            111,546        509,304        323,253        128,490         95,975
Contract terminations:
    Surrender benefits and contract charges                    (103)      (277,964)      (120,045)        (9,290)        (3,442)
    Death benefits                                               --        (19,996)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            193,128      4,236,699      2,896,006        700,758        111,916
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   USPF2          USPF3          USPF4          UGIP1          UGIP2
OPERATIONS
Investment income (loss) -- net                        $        270   $       (658)  $     (1,308)  $     (1,420)  $     (8,974)
Net realized gain (loss) on sale of investments              (2,131)        (5,048)        (6,103)        (4,711)        (3,706)
Distributions from capital gains                                 --             --             --         11,803         31,868
Net change in unrealized appreciation or depreciation
    of investments                                           22,236         (7,750)         6,924        (19,696)        (3,692)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          20,375        (13,456)          (487)       (14,024)        15,496
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  713,311        250,773        475,622        123,556      1,747,537
Net transfers(1)                                            516,221        391,348        827,156        490,750      1,660,648
Annuity payments                                                 --           (617)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,031)        (1,909)        (5,239)       (12,406)       (17,918)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     1,228,501        639,595      1,297,539        601,900      3,390,267
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,213         31,069        101,329         30,068         63,048
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,251,089   $    657,208   $  1,398,381   $    617,944   $  3,468,811
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,398         33,691        109,935         30,898         64,843
Contract purchase payments                                  911,484        305,222        617,740        123,116      1,838,249
Net transfers(1)                                            655,013        488,451      1,034,977        499,688      1,716,320
Contract terminations:
    Surrender benefits and contract charges                  (1,458)       (10,474)        (6,253)       (13,382)       (18,656)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,567,437        816,890      1,756,399        640,320      3,600,756
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UGIP3          UGIP4          UPRG1          UPRG2          UPRG3
OPERATIONS
Investment income (loss)-- net                         $     (7,370)  $    (17,462)  $     (2,639)  $    (15,296)  $     (9,623)
Net realized gain (loss) on sale of investments               4,400          1,181        (10,945)       (56,289)       (27,273)
Distributions from capital gains                             30,507         63,243         12,516         78,187         39,199
Net change in unrealized appreciation or depreciation
    of investments                                          (45,536)       (80,924)       (30,139)      (225,949)      (114,420)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (17,999)       (33,962)       (31,207)      (219,347)      (112,117)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  458,299      1,719,362        183,888      1,008,847        157,855
Net transfers(1)                                          1,442,849      2,582,443        307,876      1,212,475        895,426
Annuity payments                                               (662)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (5,498)       (19,704)       (13,189)       (44,283)        (4,991)
    Death benefits                                           (9,495)            --             --             --         (8,714)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     1,885,493      4,282,101        478,575      2,177,039      1,039,576
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             207,385        283,215         37,557        350,148        340,311
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,074,879   $  4,531,354   $    484,925   $  2,307,840   $  1,267,770
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      213,427        291,617         47,151        437,601        425,680
Contract purchase payments                                  466,484      1,764,737        261,198      1,439,428        235,669
Net transfers(1)                                          1,494,953      2,684,016        453,760      1,721,277      1,303,540
Contract terminations:
    Surrender benefits and contract charges                 (12,933)       (18,401)       (21,216)       (67,371)        (7,238)
    Death benefits                                          (10,130)            --             --             --        (13,514)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,151,801      4,721,969        740,893      3,530,935      1,944,137
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UPRG4           EPP          SPGR1          UTEC1          UTEC2
OPERATIONS
Investment income (loss)-- net                         $    (28,785)  $    (35,801)  $   (100,750)  $     (1,202)  $     (5,216)
Net realized gain (loss) on sale of investments             (45,857)      (654,703)    (1,577,020)       (11,254)       (19,539)
Distributions from capital gains                            107,952        163,708        379,405          9,092         43,864
Net change in unrealized appreciation or depreciation
    of investments                                         (322,924)      (183,026)      (431,950)       (23,626)      (117,149)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                        (289,614)      (709,822)    (1,730,315)       (26,990)       (98,040)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,263,458        238,420             --        121,241        225,007
Net transfers(1)                                          2,294,705       (588,767)      (480,453)        63,114        449,913
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (45,827)      (108,515)      (446,490)        (1,565)       (17,863)
    Death benefits                                               --        (57,462)      (127,781)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     3,512,336       (516,324)    (1,054,724)       182,790        657,057
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             558,921      3,247,299      8,012,398         30,597        149,857
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,781,643   $  2,021,153   $  5,227,359   $    186,397   $    708,874
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      699,537      3,368,268      9,297,787         44,108        216,059
Contract purchase payments                                1,827,261        255,607             --        209,427        429,157
Net transfers(1)                                          3,348,164       (858,348)    (1,034,152)       113,615        774,951
Contract terminations:
    Surrender benefits and contract charges                 (66,584)      (126,789)      (617,256)        (3,175)       (33,371)
    Death benefits                                               --        (64,798)      (180,081)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,808,378      2,573,940      7,466,298        363,975      1,386,796
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                 UTEC3          UTEC4            ETC          STEC1         WMDC6(2)
OPERATIONS
Investment income (loss)-- net                         $     (3,881)  $    (10,157)  $    (26,612)  $    (76,550)  $     (1,260)
Net realized gain (loss) on sale of investments             (39,778)       (30,475)      (697,884)    (3,882,157)           (54)
Distributions from capital gains                             28,351         64,851        166,708        510,506             --
Net change in unrealized appreciation or depreciation
    of investments                                          (73,364)      (210,940)      (181,738)     1,201,985         24,021
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (88,672)      (186,721)      (739,526)    (2,246,216)        22,707
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   37,757        380,454         73,650        327,797        212,955
Net transfers(1)                                            269,095        634,868       (110,570)    (1,098,064)       320,479
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (6,099)        (5,700)       (75,761)      (339,398)          (403)
    Death benefits                                               --             --        (53,427)       (31,851)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       300,753      1,009,622       (166,108)    (1,141,516)       533,031
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             192,270        316,865      2,460,271      6,644,044             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    404,351   $  1,139,766   $  1,554,637   $  3,256,312   $    555,738
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      277,449        456,291      2,278,134      9,542,504             --
Contract purchase payments                                   61,650        656,452         65,728        488,395        208,795
Net transfers(1)                                            464,353      1,134,580       (243,259)    (2,960,242)       313,727
Contract terminations:
    Surrender benefits and contract charges                 (10,826)       (10,670)       (85,006)      (636,281)          (383)
    Death benefits                                               --             --        (57,415)       (54,848)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            792,626      2,236,653      1,958,182      6,379,528        522,139
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                 WMDC5(2)       WMDC2(2)          WRES6            ERE          SRES1
OPERATIONS
Investment income (loss) -- net                        $       (338)  $        (10)  $      8,292   $     12,833   $     24,115
Net realized gain (loss) on sale of investments                   5            (17)           536          6,672        (40,498)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                            4,530            276         18,872            615         43,062
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           4,197            249         27,700         20,120         26,679
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   69,407          4,515        386,274         93,948        364,306
Net transfers(1)                                             26,222          3,551         90,510         95,493        455,830
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --         (2,266)       (20,692)      (242,169)
    Death benefits                                               --             --             --         (8,847)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        95,629          8,066        474,518        159,902        577,967
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --        192,737        253,695        354,098
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     99,826   $      8,315   $    694,955   $    433,717   $    958,744
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --        144,333        202,243        268,500
Contract purchase payments                                   68,115          4,383        279,345         73,976        272,939
Net transfers(1)                                             25,828          3,456         66,425         71,904        331,156
Contract terminations:
    Surrender benefits and contract charges                      --             --         (1,683)       (15,778)      (187,788)
    Death benefits                                               --             --             --         (7,040)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             93,943          7,839        488,420        325,305        684,807
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   WRES2          USMC1          USMC2          PSMC1          USMC4
OPERATIONS
Investment income (loss) -- net                        $         78   $       (891)  $     (7,034)  $    (16,178)  $    (17,062)
Net realized gain (loss) on sale of investments                  75        (14,351)        (8,675)       (41,339)       (14,544)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or depreciation
    of investments                                              471          8,079        (29,021)       (94,204)        41,562
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                             624         (7,163)       (44,730)      (151,721)         9,956
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,874         59,080        671,959        916,633        870,195
Net transfers(1)                                              4,635        138,893        855,294      1,089,825      2,336,944
Annuity payments                                                 --             --             --         (1,996)            --
Contract terminations:
    Surrender benefits and contract charges                    (383)        (1,764)       (20,852)       (12,134)       (16,570)
    Death benefits                                               --             --        (12,792)        (3,666)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        11,126        196,209      1,493,609      1,988,662      3,190,569
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,129         46,372        181,332      1,047,234        313,434
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     13,879   $    235,418   $  1,630,211   $  2,884,175   $  3,513,959
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,803         51,563        201,750        854,767        349,234
Contract purchase payments                                    5,647         72,243        903,416        929,167      1,153,884
Net transfers(1)                                              3,945        190,494      1,105,999      1,076,833      3,202,113
Contract terminations:
    Surrender benefits and contract charges                    (310)        (2,371)       (28,896)       (12,748)       (22,255)
    Death benefits                                               --             --        (17,495)        (3,898)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             11,085        311,929      2,164,774      2,844,121      4,682,976
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                    WSMC5          WSMC2         PVAS1          UMSS1          UMSS2
OPERATIONS
Investment income (loss)-- net                         $     (2,156)  $     (1,914)  $        (12)  $        252   $     (1,746)
Net realized gain (loss) on sale of investments              (4,649)        (8,426)          (199)        (1,148)           169
Distributions from capital gains                                 --             --             60          2,232          7,835
Net change in unrealized appreciation or depreciation
    of investments                                           (6,105)       (17,326)           215            417         30,138
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (12,910)       (27,666)            64          1,753         36,396
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   69,391          2,308          2,501         17,737        937,965
Net transfers(1)                                            165,057         50,236             21         28,942        551,900
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (13,464)        (5,639)            (2)            (2)        (4,404)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       220,984         46,905          2,520         46,677      1,485,461
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             157,971        155,935            332         22,868          7,790
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    366,045   $    175,174   $      2,916   $     71,298   $  1,529,647
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      260,417        258,072            258         20,898          7,156
Contract purchase payments                                  139,317          5,314          1,678         15,686        832,710
Net transfers(1)                                            350,692         94,957             80         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges                 (26,980)       (10,508)            (1)            (2)        (3,872)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            723,446        347,835          2,015         61,488      1,321,211
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   PMSS1          UMSS4            EMU          SMSS1          WMSS2
OPERATIONS
Investment income (loss)-- net                         $       (201)  $       (745)  $      3,054   $     13,653   $       (247)
Net realized gain (loss) on sale of investments              (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                              3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or depreciation
    of investments                                             (720)         9,035        (25,983)       (24,654)            70
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,158         24,593          1,499        (39,633)           112
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  125,964        883,909         88,382        277,425         41,223
Net transfers(1)                                            180,043        706,194        423,995        492,762          4,018
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (110)       (45,781)       (38,163)      (231,063)          (343)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       305,897      1,544,322        474,214        539,124         44,898
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 402         15,940        198,167         93,652          2,980
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    307,457   $  1,584,855   $    673,880   $    593,143   $     47,990
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          347         14,596        169,587         78,742          2,680
Contract purchase payments                                  102,958        767,737         71,278        214,860         34,906
Net transfers(1)                                            148,365        626,832        336,168        370,604          3,739
Contract terminations:
    Surrender benefits and contract charges                     (89)       (35,552)       (30,698)      (191,213)          (298)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            251,581      1,373,613        546,335        472,993         41,027
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UINT1          UINT2          UINT3          UINT4          UGRS1
OPERATIONS
Investment income (loss)-- net                         $      1,712   $        386   $        (28)  $      8,268   $     (1,406)
Net realized gain (loss) on sale of investments             (19,017)        (6,789)        (3,217)        (2,803)       (28,870)
Distributions from capital gains                             24,784         28,280         17,493        132,387            434
Net change in unrealized appreciation or depreciation
    of investments                                          (25,423)       (57,680)       (39,171)      (217,635)        (9,657)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (17,944)       (35,803)       (24,923)       (79,783)       (39,499)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   90,371        494,955        336,929        371,861        160,882
Net transfers(1)                                            188,209        307,894         68,793        982,316        108,872
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,694)        (5,189)           (94)        (1,242)        (3,784)
    Death benefits                                               --        (12,085)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       269,886        785,575        405,628      1,352,935        265,970
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,682             --         52,768         54,041          3,240
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    274,624   $    749,772   $    433,473   $  1,327,193   $    229,711
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       22,275             --         51,901         53,183          3,418
Contract purchase payments                                  102,202        554,490        383,308        419,291        179,005
Net transfers(1)                                            210,429        353,777         78,926      1,105,199        149,184
Contract terminations:
    Surrender benefits and contract charges                 (10,553)        (6,199)          (111)        (1,549)        (5,831)
    Death benefits                                               --        (14,874)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            324,353        887,194        514,024      1,576,124        325,776
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UGRS2          UGRS3          UGRS4          UNDS1          UNDS2
OPERATIONS
Investment income (loss)-- net                         $     (7,356)  $     (2,687)  $     (8,214)  $       (675)  $     (1,699)
Net realized gain (loss) on sale of investments             (17,525)        (7,797)       (17,271)        (1,157)           (39)
Distributions from capital gains                              1,840            889          3,054          1,401          3,233
Net change in unrealized appreciation or depreciation
    of investments                                          (35,716)       (21,945)       (75,623)        (1,769)         7,589
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (58,757)       (31,540)       (98,054)        (2,200)         9,084
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,018,839        310,998        754,789         20,765        124,127
Net transfers(1)                                            639,328        121,587        526,797         66,314        160,521
Annuity payments                                                 --           (375)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,458)        (2,766)        (8,924)        (2,961)          (784)
    Death benefits                                          (47,798)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     1,601,911        429,444      1,272,662         84,118        283,864
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              67,294         70,886        177,059         26,725          6,630
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,610,448   $    468,790   $  1,351,667   $    108,643   $    299,578
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       71,064         74,919        187,253         26,563          6,578
Contract purchase payments                                1,433,813        429,863      1,028,289         21,207        139,838
Net transfers(1)                                            864,471        166,858        724,843         70,191        171,436
Contract terminations:
    Surrender benefits and contract charges                 (12,347)        (9,229)       (12,430)        (3,190)          (938)
    Death benefits                                          (69,235)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,287,766        662,411      1,927,955        114,771        316,914
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   PSND1           UNDS4          UTRS1          UTRS2          PSTR1
OPERATIONS
Investment income (loss)-- net                         $     (1,686)  $     (3,138)  $       (384)  $     (2,557)  $     (2,845)
Net realized gain (loss) on sale of investments                (136)          (667)        (2,562)            33         (2,215)
Distributions from capital gains                              2,532          5,451          4,972         15,799         10,429
Net change in unrealized appreciation or depreciation
    of investments                                              564         (1,840)         3,929         52,353          9,745
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,274           (194)         5,955         65,628         15,114
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  129,065        221,896        216,682      2,588,289      1,070,360
Net transfers(1)                                             97,859        129,860        624,486      1,063,897        881,412
Annuity payments                                               (397)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,735)          (384)       (21,914)       (19,356)       (28,231)
    Death benefits                                               --             --             --             --         (9,792)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       224,792        351,372        819,254      3,632,830      1,913,749
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              32,383         76,863         50,280         95,780         24,290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    258,449   $    428,041   $    875,489   $  3,794,238   $  1,953,153
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       34,887         76,299         45,091         85,899         22,867
Contract purchase payments                                  147,654        238,430        195,081      2,391,500      1,029,091
Net transfers(1)                                            117,628        140,127        572,590        980,144        846,446
Contract terminations:
    Surrender benefits and contract charges                  (7,153)          (430)       (20,336)       (17,739)       (27,533)
    Death benefits                                               --             --             --             --         (9,529)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            293,016        454,426        792,426      3,439,804      1,861,342
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UTRS4          PSUT1          UGIN1          UGIN2          PGIN1
OPERATIONS
Investment income (loss)-- net                         $     (7,940)  $        894   $     (1,125)  $     (3,376)  $     (2,305)
Net realized gain (loss) on sale of investments              (2,097)       (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                             21,410          4,251            193          1,662          2,181
Net change in unrealized appreciation or depreciation
    of investments                                           12,326         (9,882)       (10,903)       (33,781)       (23,691)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          23,699        (15,576)       (13,213)       (37,689)       (24,086)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,922,342         64,791        151,452        607,757        396,851
Net transfers(1)                                          1,800,468         38,662        151,945        567,879        398,967
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (64,768)          (344)        (5,629)       (17,923)        (3,916)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     3,658,042        103,109        297,768      1,157,713        791,902
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             156,948          7,220             --         32,682        150,667
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,838,689   $     94,753   $    284,555   $  1,152,706   $    918,483
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      140,959          7,178             --         30,618        146,043
Contract purchase payments                                1,754,185         69,927        144,472        591,412        405,472
Net transfers(1)                                          1,654,905         49,583        149,083        561,910        415,841
Contract terminations:
    Surrender benefits and contract charges                 (56,590)          (407)        (6,057)       (17,873)        (4,074)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,493,459        126,281        287,498      1,166,067        963,282
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                    UGIN4           EPG          PIGR1            EPL          WIGR2
OPERATIONS
Investment income (loss)-- net                         $     (2,975)  $     16,379   $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss) on sale of investments              (3,653)      (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                              2,539         92,544        356,855        260,377         44,638
Net change in unrealized appreciation or depreciation
    of investments                                          (17,560)      (612,644)    (1,078,665)      (306,534)      (128,927)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (21,649)      (647,903)      (808,818)      (615,098)       (96,402)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  560,131        224,947      1,091,340        247,528         49,298
Net transfers(1)                                            561,642        105,267      1,176,748       (422,501)       106,017
Annuity payments                                                 --             --         (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                 (27,456)      (574,474)       (43,016)      (140,195)        (5,728)
    Death benefits                                               --       (148,921)       (14,376)       (31,188)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     1,094,317       (393,181)     2,208,349       (346,356)       149,587
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              18,376      8,330,622      2,869,840      2,612,896        373,926
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,091,044   $  7,289,538   $  4,269,371   $  1,651,442   $    427,111
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       17,240      6,615,802      2,473,705      2,191,500        499,119
Contract purchase payments                                  558,732        182,085      1,136,371        236,938         79,291
Net transfers(1)                                            560,775         82,453      1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges                 (28,179)      (477,685)       (45,164)      (140,260)        (9,390)
    Death benefits                                               --       (122,560)       (15,069)       (29,550)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,108,568      6,280,095      4,730,889      1,775,441        729,923
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   UVIS1          UVIS2          UVIS3          UVIS4            EPT
OPERATIONS
Investment income (loss)-- net                         $     (1,125)  $     (9,147)  $     (4,733)  $    (28,647)  $     (8,016)
Net realized gain (loss) on sale of investments              (8,372)       (25,808)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                              7,197         53,745         32,826        116,449         61,059
Net change in unrealized appreciation or depreciation
    of investments                                          (28,617)      (220,228)      (106,432)      (417,122)      (237,759)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (30,917)      (201,438)      (111,682)      (385,334)      (225,990)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   33,339        654,576         91,009        625,046        151,448
Net transfers(1)                                            129,585        779,028        510,200      3,584,219        245,880
Annuity payments                                                 --             --           (171)            --             --
Contract terminations:
    Surrender benefits and contract charges                  (3,816)       (26,618)       (10,738)       (14,734)       (17,838)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       159,108      1,406,986        590,300      4,194,531        379,490
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              31,902        197,846        139,405        450,692        563,224
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    160,093   $  1,403,394   $    618,023   $  4,259,889   $    716,724
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       34,741        215,577        152,032        487,239        402,506
Contract purchase payments                                   44,467        981,587        120,173        914,880        144,956
Net transfers(1)                                            191,688      1,172,065        770,883      5,705,872        251,913
Contract terminations:
    Surrender benefits and contract charges                  (6,080)       (43,805)       (19,437)       (22,485)       (17,873)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            264,816      2,325,424      1,023,651      7,085,506        781,502
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                         SEGREGATED
                                                           ASSET
                                                         SUBACCOUNT
                                                       -------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                   WVIS2
OPERATIONS
Investment income (loss) -- net                        $     (4,925)
Net realized gain (loss) on sale of investments             (20,906)
Distributions from capital gains                             32,745
Net change in unrealized appreciation or depreciation
    of investments                                         (132,288)
--------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                        (125,374)
====================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   42,412
Net transfers(1)                                            154,715
Annuity payments                                                 --
Contract terminations:
    Surrender benefits and contract charges                 (32,886)
    Death benefits                                               --
--------------------------------------------------------------------
Increase (decrease) from transactions                       164,241
--------------------------------------------------------------------
Net assets at beginning of year                             281,989
--------------------------------------------------------------------
Net assets at end of year                              $    320,856
====================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      384,009
Contract purchase payments                                   73,050
Net transfers(1)                                            275,674
Contract terminations:
    Surrender benefits and contract charges                 (64,600)
    Death benefits                                               --
--------------------------------------------------------------------
Units outstanding at end of year                            668,133
====================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                             PBND1            ESI        SBND1(2)        UCMG1(3)         PCMG1
OPERATIONS
Investment income (loss)-- net                         $        841   $    658,719   $     13,792   $        298   $         14
Net realized gain (loss) on investments                          60        (65,809)           287             --             --
Net change in unrealized appreciation or depreciation
    of investments                                            1,187        (92,908)         9,031              1             (3)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           2,088        500,002         23,110            299             11
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   89,791      1,127,304        614,278         54,653             94
Net transfers(1)                                             (5,425)     1,618,613         75,028             --             --
Annuity payments                                                 --           (212)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,166)      (791,854)        (2,376)            --             (1)
    Death benefits                                               --       (116,821)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        83,200      1,837,030        686,930         54,653             93
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 261     10,820,301             --             --            262
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     85,549   $ 13,157,333   $    710,040   $     54,952   $        366
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          258      8,126,599             --             --            260
Contract purchase payments                                   87,715        817,990        616,025         53,407             91
Net transfers(1)                                             (5,265)     1,214,069         74,203             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,125)      (573,807)        (2,352)            --             (1)
    Death benefits                                               --        (86,752)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             81,583      9,498,099        687,876         53,407            350
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               UCMG4(3)           EMS         SCMG1(2)        PDEI1         WDEI5(4)
OPERATIONS
Investment income (loss) -- net                        $      3,172   $    135,974   $    250,010   $        (61)  $         (8)
Net realized gain (loss) on investments                           3        (16,587)        (1,732)            49             --
Net change in unrealized appreciation or depreciation
    of investments                                               14           (891)           266          8,446            147
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           3,189        118,496        248,544          8,434            139
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  585,259      5,658,273     30,026,918         14,575          2,848
Net transfers(1)                                             46,601       (995,418)   (17,446,429)       220,913          4,952
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --       (378,581)      (995,416)          (329)            --
    Death benefits                                               --        (54,981)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       631,860      4,229,293     11,585,073        235,159          7,800
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --      1,114,019             --            267             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    635,049   $  5,461,808   $ 11,833,617   $    243,860   $      7,939
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --        941,161             --            262             --
Contract purchase payments                                  572,858      4,705,351     29,699,520         14,864          2,742
Net transfers(1)                                             45,427       (825,952)   (17,222,340)       229,295          4,608
Contract terminations:
    Surrender benefits and contract charges                      --       (353,020)      (966,423)          (337)            --
    Death benefits                                               --        (46,341)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            618,285      4,421,199     11,510,757        244,084          7,350
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               SDEI1(2)       WDEI2(4)       UFIF2(3)        UFIF3(3)      UFIF4(3)
OPERATIONS
Investment income (loss) -- net                        $        (33)  $         (6)  $        242   $        108   $        148
Net realized gain (loss) on investments                          (1)            --              1             --              1
Net change in unrealized appreciation or depreciation
    of investments                                            1,821            (19)           414            222            350
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,787            (25)           657            330            499
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   14,489          3,193         23,090         10,194         35,124
Net transfers(1)                                             39,415             --          1,966          5,102             --
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        53,904          3,193         25,056         15,296         35,124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     55,691   $      3,168   $     25,713   $     15,626   $     35,623
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   13,938          2,939         22,629          9,850         33,594
Net transfers(1)                                             37,951             --          1,883          4,875             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             51,889          2,939         24,512         14,725         33,594
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                WFDI5(4)       SFDI1(2)       WFDI2(4)         EVG          SGRO1(2)
OPERATIONS
Investment income (loss) -- net                        $        734   $        101   $      3,238   $       (447)  $     (2,071)
Net realized gain (loss) on investments                           1             --             12         (2,552)          (411)
Net change in unrealized appreciation or depreciation
    of investments                                              898            177          6,040        (31,508)      (120,058)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,633            278          9,290        (34,507)      (122,540)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   37,383         21,586         48,444        180,985        510,924
Net transfers(1)                                              2,476          3,971        290,755          1,103         40,828
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --           (535)           (34)        (2,100)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        39,859         25,557        338,664        182,054        549,652
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     41,492   $     25,835   $    347,954   $    147,547   $    427,112
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   36,843         20,581         48,591        198,904        519,042
Net transfers(1)                                              2,402          3,760        282,796          1,357         37,718
Contract terminations:
    Surrender benefits and contract charges                      --             --           (517)           (49)        (2,727)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             39,245         24,341        330,870        200,212        554,033
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                 PNDM1         UNDM4(3)          EGD          SNDM1(2)       WNDM2(4)
OPERATIONS
Investment income (loss)-- net                         $    116,826   $        265   $    348,747   $    117,444   $     23,150
Net realized gain (loss) on investments                      (7,257)             3         72,536        (12,528)          (871)
Net change in unrealized appreciation or depreciation
    of investments                                         (341,143)           (63)    (1,137,292)      (345,558)       (56,613)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                        (231,574)           205       (716,009)      (240,642)       (34,334)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,244,404         25,451      1,763,702      2,310,821         69,482
Net transfers(1)                                          1,073,929          3,903      1,381,484        208,870        380,587
Annuity payments                                            (10,499)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (7,102)            --       (362,293)       (54,721)            --
    Death benefits                                               --             --        (15,459)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                     2,300,732         29,354      2,767,434      2,464,970        450,069
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 296             --      3,684,613             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,069,454   $     29,559   $  5,736,038   $  2,224,328   $    415,735
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          257             --      2,140,748             --             --
Contract purchase payments                                1,081,501         28,176      1,038,976      2,320,492         73,076
Net transfers(1)                                            967,900          4,071        781,895        209,407        410,251
Contract terminations:
    Surrender benefits and contract charges                (112,818)            --       (235,255)       (61,603)            --
    Death benefits                                               --             --         (9,367)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,936,840         32,247      3,716,997      2,468,296        483,327
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               USPF1(3)         USPF2(3)       USPF3(3)       USPF4(3)       UGIP1(3)
OPERATIONS
Investment income (loss) -- net                        $         (1)  $          4   $         76   $        139   $        (28)
Net realized gain (loss) on investments                           1              4             (1)            --              8
Net change in unrealized appreciation or depreciation
    of investments                                               63            (42)        (1,605)        (1,619)         1,011
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                              63            (34)        (1,530)        (1,480)           991
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,633             --         13,295         73,304         25,069
Net transfers(1)                                                 (2)         2,247         19,304         29,505          4,008
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         6,631          2,247         32,599        102,809         29,077
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      6,694   $      2,213   $     31,069   $    101,329   $     30,068
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    7,249             --         13,757         78,553         26,684
Net transfers(1)                                                 --          2,398         19,934         31,382          4,214
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,249          2,398         33,691        109,935         30,898
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               UGIP2(3)        UGIP3(3)       UGIP4(3)       UPRG1(3)       UPRG2(3)
OPERATIONS
Investment income (loss)-- net                         $        (32)  $       (184)  $       (537)  $        (55)  $       (617)
Net realized gain (loss) on investments                           7             (1)           151             (8)           (51)
Net change in unrealized appreciation or depreciation
    of investments                                            1,768          5,212         11,468         (2,939)       (40,172)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,743          5,027         11,082         (3,002)       (40,840)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   22,588         82,194        223,497         38,386        269,503
Net transfers(1)                                             38,779        121,636         48,758          2,173        121,685
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (62)        (1,472)          (122)            --           (200)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        61,305        202,358        272,133         40,559        390,988
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     63,048   $    207,385   $    283,215   $     37,557   $    350,148
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   24,318         86,805        239,464         44,608        290,668
Net transfers(1)                                             40,589        128,206         52,279          2,543        147,183
Contract terminations:
    Surrender benefits and contract charges                     (64)        (1,584)          (126)            --           (250)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             64,843        213,427        291,617         47,151        437,601
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               UPRG3(3)       UPRG4(3)           EPP         SPGR1(2)       UTEC1(3)
OPERATIONS
Investment income (loss)-- net                         $       (666)  $       (992)  $     14,514   $     (2,782)  $        (34)
Net realized gain (loss) on investments                      (2,698)       (13,665)      (204,991)      (345,148)           (10)
Net change in unrealized appreciation or depreciation
    of investments                                          (32,920)       (35,403)      (387,703)    (1,163,385)        (3,540)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (36,284)       (50,060)      (578,180)    (1,511,315)        (3,584)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  254,627        321,524      1,669,475      6,272,243         25,980
Net transfers(1)                                            122,280        288,563      2,128,437      3,391,591          8,232
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (312)        (1,106)       (37,764)       (83,289)           (31)
    Death benefits                                               --             --             --        (56,832)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       376,595        608,981      3,760,148      9,523,713         34,181
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --         65,331             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    340,311   $    558,921   $  3,247,299   $  8,012,398   $     30,597
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --         55,616             --             --
Contract purchase payments                                  279,988        354,081      1,457,932      6,116,208         33,192
Net transfers(1)                                            146,082        346,750      1,894,058      3,339,213         10,961
Contract terminations:
    Surrender benefits and contract charges                    (390)        (1,294)       (39,338)       (96,848)           (45)
    Death benefits                                               --             --             --        (60,786)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            425,680        699,537      3,368,268      9,297,787         44,108
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                UTEC2(3)       UTEC3(3)       UTEC4(3)          ETC          STEC1(2)
OPERATIONS
Investment income (loss)-- net                         $       (283)  $       (318)  $       (353)  $     37,127   $    107,434
Net realized gain (loss) on investments                         (74)           (71)            (1)          (712)      (332,841)
Net change in unrealized appreciation or depreciation
    of investments                                          (35,442)       (33,007)       (34,608)      (973,644)    (2,719,124)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (35,799)       (33,396)       (34,962)      (937,229)    (2,944,531)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  111,742        158,201        281,344      1,913,047      8,534,763
Net transfers(1)                                             74,006         68,003         70,531      1,400,055      1,155,880
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (92)          (538)           (48)       (62,652)      (102,068)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       185,656        225,666        351,827      3,250,450      9,588,575
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --        147,050             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    149,857   $    192,270   $    316,865   $  2,460,271   $  6,644,044
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --        105,175             --
Contract purchase payments                                  113,966        187,411        365,893      1,279,642      8,622,637
Net transfers(1)                                            102,226         90,743         90,468        951,328      1,065,532
Contract terminations:
    Surrender benefits and contract charges                    (133)          (705)           (70)       (58,011)      (145,665)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            216,059        277,449        456,291      2,278,134      9,542,504
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                 WRES6(4)        ERE          SRES1(2)       WRES2(4)       USMC1(3)
OPERATIONS
Investment income (loss) -- net                        $       (757)  $      3,442   $       (712)  $         (5)  $        (80)
Net realized gain (loss) on investments                          43          9,177         (2,941)            --            (34)
Net change in unrealized appreciation or depreciation
    of investments                                           13,407         20,303          5,864            141         (5,128)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          12,693         32,922          2,211            136         (5,242)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  127,120         78,010        122,626            298         40,514
Net transfers(1)                                             53,241        142,047        229,261          1,695         11,635
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (317)          (143)            --             --           (535)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       180,044        219,914        351,887          1,993         51,614
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --            859             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    192,737   $    253,695   $    354,098   $      2,129   $     46,372
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --            889             --             --             --
Contract purchase payments                                  102,377         70,678        100,047            295         39,376
Net transfers(1)                                             42,261        130,796        168,453          1,508         12,822
Contract terminations:
    Surrender benefits and contract charges                    (305)          (120)            --             --           (635)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            144,333        202,243        268,500          1,803         51,563
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                USMC2(3)          PSMC1       USMC4(3)       WSMC5(4)       WSMC2(4)
OPERATIONS
Investment income (loss)-- net                         $       (204)  $     (3,353)  $       (496)  $       (629)  $       (781)
Net realized gain (loss) on investments                         (14)        (1,067)           (55)            35           (569)
Net change in unrealized appreciation or depreciation
    of investments                                          (11,906)      (173,780)       (23,381)       (21,080)       (23,574)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (12,124)      (178,200)       (23,932)       (21,674)       (24,924)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  105,137        894,888        258,601        106,450        110,182
Net transfers(1)                                             88,427        340,814         78,877         73,195         71,556
Annuity payments                                                 --         (3,003)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (108)        (7,614)          (112)            --           (879)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       193,456      1,225,085        337,366        179,645        180,859
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --            349             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    181,332   $  1,047,234   $    313,434   $    157,971   $    155,935
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --            243             --             --             --
Contract purchase payments                                  104,801        626,807        265,297        156,134        153,638
Net transfers(1)                                             97,069        256,806         84,061        104,283        105,716
Contract terminations:
    Surrender benefits and contract charges                    (120)       (29,089)          (124)            --         (1,282)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            201,750        854,767        349,234        260,417        258,072
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                 PVAS1       UMSS1(3)        UMSS2(3)         PMSS1         UMSS4(3)
OPERATIONS
Investment income (loss)-- net                         $         (3)  $        (25)  $         (5)  $         11   $         (6)
Net realized gain (loss) on investments                           1              8              4             --              3
Net change in unrealized appreciation or depreciation
    of investments                                               65          1,000            211             30            834
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                              63            983            210             41            831
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       --         21,885             --             93         15,109
Net transfers(1)                                                 --             --          7,625             --             --
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1)            --            (45)            (1)            --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            (1)        21,885          7,580             92         15,109
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 270             --             --            269             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $        332   $     22,868   $      7,790   $        402   $     15,940
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          259             --             --            260             --
Contract purchase payments                                       --         20,898             --             88         14,596
Net transfers(1)                                                 --             --          7,199             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1)            --            (43)            (1)            --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                258         20,898          7,156            347         14,596
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   EMU         SMSS1(2)       WMSS2(4)       UINT1(3)       UINT3(3)
OPERATIONS
Investment income (loss) -- net                        $      3,416   $       (367)  $        (25)  $        (25)  $       (118)
Net realized gain (loss) on investments                         288             86             80              4             --
Net change in unrealized appreciation or depreciation
    of investments                                           17,841          4,924            187            770          2,118
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          21,545          4,643            242            749          2,000
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   27,001         54,201            231         21,933         45,916
Net transfers(1)                                            125,485         41,995          2,507             --          4,852
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,186)        (7,187)            --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       144,300         89,009          2,738         21,933         50,768
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              32,322             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    198,167   $     93,652   $      2,980   $     22,682   $     52,768
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       30,888             --             --             --             --
Contract purchase payments                                   24,922         48,762            298         22,275         46,971
Net transfers(1)                                            121,306         36,521          2,382             --          4,930
Contract terminations:
    Surrender benefits and contract charges                  (7,529)        (6,541)            --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            169,587         78,742          2,680         22,275         51,901
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               UINT4(3)       UGRS1(3)       UGRS2(3)        UGRS3(3)       UGRS4(3)
OPERATIONS
Investment income (loss)-- net                         $        (76)  $         (3)  $        (50)  $        (84)  $       (172)
Net realized gain (loss) on investments                          23              4              3             (1)          (342)
Net change in unrealized appreciation or depreciation
    of investments                                            1,455             47         (2,333)          (742)        (5,436)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,402             48         (2,380)          (827)        (5,950)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   25,315          3,192         35,597         69,088        168,742
Net transfers(1)                                             27,324             --         34,077          2,644         14,267
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --            (19)            --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        52,639          3,192         69,674         71,713        183,009
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     54,041   $      3,240   $     67,294   $     70,886   $    177,059
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   25,344          3,418         35,705         72,505        172,672
Net transfers(1)                                             27,839             --         35,359          2,435         14,581
Contract terminations:
    Surrender benefits and contract charges                      --             --             --            (21)            --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             53,183          3,418         71,064         74,919        187,253
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                 UNDS1(3)       UNDS2(3)       PSND1(3)       UNDS4(3)       UTRS1(3)
OPERATIONS
Investment income (loss)-- net                         $        (21)  $         (7)  $        (28)  $        (52)  $        (99)
Net realized gain (loss) on investments                           3              3              2              1              6
Net change in unrealized appreciation or depreciation
    of investments                                            1,162             74          2,450          3,198          2,018
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           1,144             70          2,424          3,147          1,925
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   17,362          3,968         20,320         53,768         28,266
Net transfers(1)                                              8,219          2,592          9,639         19,948         21,052
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --           (963)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        25,581          6,560         29,959         73,716         48,355
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     26,725   $      6,630   $     32,383   $     76,863   $     50,280
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   18,114          3,862         24,133         55,388         26,706
Net transfers(1)                                              8,449          2,716         10,754         20,911         19,245
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --           (860)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             26,563          6,578         34,887         76,299         45,091
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               UTRS2(3)       PSTR1(3)        UTRS4(3)       PSUT1(5)       UGIN2(3)
OPERATIONS
Investment income (loss) -- net                        $       (120)  $        (19)  $       (166)  $         (4)  $        (16)
Net realized gain (loss) on investments                           7             --              3             --              5
Net change in unrealized appreciation or depreciation
    of investments                                            3,835            615          4,621             40            918
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           3,722            596          4,458             36            907
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   88,762         22,743         70,490          7,184         19,815
Net transfers(1)                                              3,296            951         82,000             --         11,960
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        92,058         23,694        152,490          7,184         31,775
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     95,780   $     24,290   $    156,948   $      7,220   $     32,682
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   82,875         21,956         65,277          7,178         18,897
Net transfers(1)                                              3,024            911         75,682             --         11,721
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             85,899         22,867        140,959          7,178         30,618
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                 PGIN1         UGIN4(3)          EPG          PIGR1            EPL
OPERATIONS
Investment income (loss)-- net                         $       (543)  $        (16)  $    540,701   $    (11,274)  $     73,712
Net realized gain (loss) on investments                          15              2        (33,217)        (2,473)       (58,863)
Net change in unrealized appreciation or depreciation
    of investments                                            7,152            519         48,627       (151,320)      (203,865)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                           6,624            505        556,111       (165,067)      (189,016)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  123,688          4,714      1,672,799      2,218,356        909,492
Net transfers(1)                                             20,152         13,157      1,560,008        836,381      1,505,236
Annuity payments                                                 --             --             --         (2,881)            --
Contract terminations:
    Surrender benefits and contract charges                     (51)            --       (524,588)       (12,027)       (74,650)
    Death benefits                                               --             --        (16,684)        (5,246)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       143,789         17,871      2,691,535      3,034,583      2,340,078
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 254             --      5,082,976            324        461,834
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    150,667   $     18,376   $  8,330,622   $  2,869,840   $  2,612,896
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          262             --      4,302,357            252        346,626
Contract purchase payments                                  125,139          4,465      1,413,558      1,804,874        710,605
Net transfers(1)                                             20,694         12,775      1,330,062        713,250      1,197,000
Contract terminations:
    Surrender benefits and contract charges                     (52)            --       (416,340)       (39,803)       (62,731)
    Death benefits                                               --             --        (13,835)        (4,868)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            146,043         17,240      6,615,802      2,473,705      2,191,500
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)               WIGR2(4)       UVIS1(3)        UVIS2(3)       UVIS3(3)       UVIS4(3)
OPERATIONS
Investment income (loss)-- net                         $     (1,448)  $        (31)  $       (306)  $       (193)  $       (819)
Net realized gain (loss) on investments                      (1,002)            (1)             5         (1,976)          (867)
Net change in unrealized appreciation or depreciation
    of investments                                           (6,253)          (772)       (18,186)        (8,165)       (40,216)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                          (8,703)          (804)       (18,487)       (10,334)       (41,902)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  218,647         18,803        134,464         81,720        420,683
Net transfers(1)                                            164,520         13,952         81,987         68,019         71,945
Annuity payments                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (538)           (49)          (118)            --            (34)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                       382,629         32,706        216,333        149,739        492,594
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    373,926   $     31,902   $    197,846   $    139,405   $    450,692
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                  281,091         19,733        127,672         79,605        414,247
Net transfers(1)                                            218,754         15,061         88,033         72,427         73,029
Contract terminations:
    Surrender benefits and contract charges                    (726)           (53)          (128)            --            (37)
    Death benefits                                               --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            499,119         34,741        215,577        152,032        487,239
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SEGREGATED ASSET
                                                                 SUBACCOUNTS
                                                       ----------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                      EPT       WVIS2(4)
OPERATIONS
Investment income (loss) -- net                        $     (2,561)  $     (1,604)
Net realized gain (loss) on investments                        (206)        (1,267)
Net change in unrealized appreciation or depreciation
    of investments                                          (65,814)       (44,314)
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from operations                                         (68,581)       (47,185)
===================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  339,856        268,575
Net transfers(1)                                            298,804         62,027
Annuity payments                                                 --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,269)        (1,428)
    Death benefits                                               --             --
-----------------------------------------------------------------------------------
Increase (decrease) from transactions                       630,391        329,174
-----------------------------------------------------------------------------------
Net assets at beginning of year                               1,414             --
-----------------------------------------------------------------------------------
Net assets at end of year                              $    563,224   $    281,989
===================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          955             --
Contract purchase payments                                  221,580        309,177
Net transfers(1)                                            185,877         76,559
Contract terminations:
    Surrender benefits and contract charges                  (5,906)        (1,727)
    Death benefits                                               --             --
-----------------------------------------------------------------------------------
Units outstanding at end of year                            402,506        384,009
===================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(5)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT           INVESTMENT                                                                             SHARES
--------------------------------------------------------------------------------------------------------------------
PBND1                AXP(R) Variable Portfolio - Bond Fund                                                   10,538
ESI                                                                                                       1,251,583
SBND1                                                                                                       144,910

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                       564,765
UCMG2                                                                                                     2,861,531
PCMG1                                                                                                     2,419,194
UCMG4                                                                                                     4,037,835
EMS                                                                                                      10,640,320
SCMG1                                                                                                    11,996,247

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              34,128
WDEI5                                                                                                        11,527
SDEI1                                                                                                        39,265
WDEI2                                                                                                         3,663

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund                                          3,086
UFIF2                                                                                                       265,275
UFIF3                                                                                                        85,749
UFIF4                                                                                                       140,837
WFDI5                                                                                                        12,528
SFDI1                                                                                                        45,379
WFDI2                                                                                                        62,819

EVG                  AXP(R) Variable Portfolio - Growth Fund                                                 17,631
SGRO1                                                                                                        43,973

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         953
UNDM2                                                                                                         3,842
PNDM1                                                                                                       186,009
UNDM4                                                                                                         9,110
EGD                                                                                                         333,392
SNDM1                                                                                                       134,165
WNDM2                                                                                                        30,906

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                          11,476
USPF2                                                                                                       157,043
USPF3                                                                                                        83,896
USPF4                                                                                                       178,981

UGIP1                Alliance VP Growth and Income Portfolio (Class B)                                       28,046
UGIP2                                                                                                       157,459
UGIP3                                                                                                        94,184
UGIP4                                                                                                       205,690

UPRG1                Alliance VP Premier Growth Portfolio (Class B)                                          19,397
UPRG2                                                                                                        92,314
UPRG3                                                                                                        50,711
UPRG4                                                                                                       151,266
EPP                                                                                                          80,846
SPGR1                                                                                                       209,094

UTEC1                Alliance VP Technology Portfolio (Class B)                                              10,869
UTEC2                                                                                                        41,334
UTEC3                                                                                                        23,577
UTEC4                                                                                                        66,459
ETC                                                                                                          90,649
STEC1                                                                                                       189,872

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                              SHARES
--------------------------------------------------------------------------------------------------------------------
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                       28,514
WMDC5                                                                                                         5,122
WMDC2                                                                                                           427

WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                              38,630
ERE                                                                                                          24,109
SRES1                                                                                                        53,293
WRES2                                                                                                           772

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                13,189
USMC2                                                                                                        91,328
PSMC1                                                                                                       161,578
USMC4                                                                                                       196,860
WSMC5                                                                                                        20,507
WSMC2                                                                                                         9,814

PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  268

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                           5,082
UMSS2                                                                                                       109,027
PMSS1                                                                                                        21,914
UMSS4                                                                                                       112,962
EMU                                                                                                          48,031
SMSS1                                                                                                        42,277
WMSS2                                                                                                         3,420

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                      23,392
UINT2                                                                                                        63,865
UINT3                                                                                                        36,923
UINT4                                                                                                       113,049

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                                    23,755
UGRS2                                                                                                       166,541
UGRS3                                                                                                        48,479
UGRS4                                                                                                       139,779

UNDS1                MFS(R) New Discovery Series - Service Class                                              7,138
UNDS2                                                                                                        19,661
PSND1                                                                                                        16,981
UNDS4                                                                                                        28,124

UTRS1                MFS(R) Total Return Series - Service Class                                              47,222
UTRS2                                                                                                       204,651
PSTR1                                                                                                       105,348
UTRS4                                                                                                       207,049

PSUT1                MFS(R) Utilities Series - Service Class                                                  5,959

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                      12,140
UGIN2                                                                                                        49,177
PGIN1                                                                                                        39,184
UGIN4                                                                                                        46,546
EPG                                                                                                         310,987

PIGR1                Putnam VT International Growth Fund - Class IB Shares                                  345,418
EPL                                                                                                         133,612
WIGR2                                                                                                        34,545

UVIS1                Putnam VT Vista Fund - Class IB Shares                                                  14,118
UVIS2                                                                                                       123,756
UVIS3                                                                                                        54,499
UVIS4                                                                                                       375,652
EPT                                                                                                          63,203
WVIS2                                                                                                        28,294

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial Statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3.   VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4.   CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value. An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5.   WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

6.   RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentagE of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                                                            0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.290% to 0.260%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each FunD pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                                           0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                                                            0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.080% to 0.065%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT           INVESTMENT                                                                             PURCHASES
-----------------------------------------------------------------------------------------------------------------------
PBND1                AXP(R) Variable Portfolio - Bond Fund                                                 $     33,847
ESI                                                                                                           2,471,180
SBND1                                                                                                         5,207,552

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                           937,517
UCMG2                                                                                                         3,577,543
PCMG1                                                                                                         2,751,993
UCMG4                                                                                                         4,005,536
EMS                                                                                                          46,163,200
SCMG1                                                                                                        40,721,352

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 548,503
WDEI5                                                                                                           112,261
SDEI1                                                                                                         2,603,683
WDEI2                                                                                                            32,948

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund                                             44,883
UFIF2                                                                                                         2,745,253
UFIF3                                                                                                           891,327
UFIF4                                                                                                         1,463,220
WFDI5                                                                                                            90,855
SFDI1                                                                                                           690,235
WFDI2                                                                                                           330,330

EVG                  AXP(R) Variable Portfolio - Growth Fund                                                    285,916
SGRO1                                                                                                           122,550

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                               PURCHASES
------------------------------------------------------------------------------------------------------------------------
UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      $   15,510
UNDM2                                                                                                            60,290
PNDM1                                                                                                         1,882,315
UNDM4                                                                                                           148,882
EGD                                                                                                           1,289,160
SNDM1                                                                                                           759,545
WNDM2                                                                                                           172,894

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                             112,774
USPF2                                                                                                         1,220,919
USPF3                                                                                                           688,638
USPF4                                                                                                         1,426,317

UGIP1                Alliance VP Growth and Income Portfolio (Class B)                                          690,990
UGIP2                                                                                                         3,532,609
UGIP3                                                                                                         2,381,380
UGIP4                                                                                                         4,526,498

UPRG1                Alliance VP Premier Growth Portfolio (Class B)                                             569,798
UPRG2                                                                                                         2,557,368
UPRG3                                                                                                         1,339,440
UPRG4                                                                                                         3,831,683
EPP                                                                                                           2,292,036
SPGR1                                                                                                         4,528,590

UTEC1                Alliance VP Technology Portfolio (Class B)                                                 227,800
UTEC2                                                                                                           780,785
UTEC3                                                                                                           435,159
UTEC4                                                                                                         1,153,335
ETC                                                                                                           1,082,241
STEC1                                                                                                         8,012,817

WMDC6(1)             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          548,737
WMDC5(1)                                                                                                         95,523
WMDC2(1)                                                                                                         12,551

WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                                 495,304
ERE                                                                                                             521,326
SRES1                                                                                                         2,872,637
WRES2                                                                                                            15,345

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                   297,949
USMC2                                                                                                         1,635,233
PSMC1                                                                                                         2,130,693
USMC4                                                                                                         3,312,354
WSMC5                                                                                                           235,790
WSMC2                                                                                                            75,969

PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    6,030

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                              74,507
UMSS2                                                                                                         1,497,105
PMSS1                                                                                                           321,723
UMSS4                                                                                                         1,772,288
EMU                                                                                                             926,446
SMSS1                                                                                                         2,696,683
WMSS2                                                                                                            49,462

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                         449,155
UINT2                                                                                                           884,018
UINT3                                                                                                           458,607
UINT4                                                                                                         1,505,944

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                                       549,707
UGRS2                                                                                                         1,754,665
UGRS3                                                                                                           481,483
UGRS4                                                                                                         1,415,065

UNDS1                MFS(R) New Discovery Series - Service Class                                                 98,329
UNDS2                                                                                                           290,439
PSND1                                                                                                           230,460
UNDS4                                                                                                           367,912

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                               PURCHASES
-----------------------------------------------------------------------------------------------------------------------
UTRS1                MFS(R) Total Return Series - Service Class                                              $  885,674
UTRS2                                                                                                         3,690,972
PSTR1                                                                                                         2,006,675
UTRS4                                                                                                         3,792,960

PSUT1                MFS(R) Utilities Series - Service Class                                                    223,871

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                         310,171
UGIN2                                                                                                         1,234,121
PGIN1                                                                                                           840,762
UGIN4                                                                                                         1,153,699
EPG                                                                                                           1,060,382

PIGR1                Putnam VT International Growth Fund - Class IB Shares                                    2,712,096
EPL                                                                                                           1,352,832
WIGR2                                                                                                           222,282

UVIS1                Putnam VT Vista Fund - Class IB Shares                                                     185,068
UVIS2                                                                                                         1,585,012
UVIS3                                                                                                           752,119
UVIS4                                                                                                         4,492,219
EPT                                                                                                             515,395
WVIS2                                                                                                           235,907

(1)  Operations commenced on May 1, 2001.

8.   FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                   PBND1      ESI     SBND1     UCMG1     UCMG2     PCMG1     UCMG4       EMS     SCMG1     PDEI1
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.05    $ 1.38    $ 1.03    $ 1.03    $ 1.00    $ 1.05    $ 1.03    $ 1.24    $ 1.03    $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.11    $ 1.47    $ 1.09    $ 1.06    $ 1.01    $ 1.08    $ 1.05    $ 1.26    $ 1.05    $ 1.01
Units (000s)                          99     8,923     1,363       554     2,828     2,250     3,857     8,409    11,399       342
Net assets (000s)                 $  111    $13,122   $1,491    $  586    $2,857    $2,423    $4,054    $10,625   $11,962   $  344
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                6.43%     6.45%     6.53%     2.91%     2.80%     2.64%     2.99%     3.38%     3.58%     1.07%
Expense ratio(2)                    1.25%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.25%
Total return(3)                     5.71%     6.52%     5.83%     2.91%     1.00%     2.86%     1.94%     1.61%     1.94%     1.00%
-----------------------------------------------------------------------------------------------------------------------------------

                                   WDEI5     SDEI1     WDEI2     UFIF1     UFIF2     UFIF3     UFIF4     WFDI5     SFDI1     WFDI2
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.08    $ 1.07    $ 1.08    $ 1.06    $ 1.05    $ 1.06    $ 1.06    $ 1.06    $ 1.06    $ 1.05
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.09    $ 1.08    $ 1.08    $ 1.11    $ 1.10    $ 1.11    $ 1.11    $ 1.11    $ 1.11    $ 1.10
Units (000s)                         115       367        34        30     2,495       799     1,321       117       424       592
Net assets (000s)                 $  125    $  396    $   37    $   33    $2,754    $  891    $1,469    $  130    $  470    $  651
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                1.32%     1.40%     1.24%     4.25%     4.39%     4.39%     4.41%     4.54%     4.48%     4.58%
Expense ratio(2)                    1.40%     1.60%     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%
Total return(3)                     0.93%     0.93%     0.00%     4.72%     4.76%     4.72%     4.72%     4.72%     4.72%     4.76%
-----------------------------------------------------------------------------------------------------------------------------------

                                    EVG     SGRO1     UNDM1     UNDM2     PNDM1     UNDM4       EGD     SNDM1     WNDM2     USPF1
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.74    $ 0.77    $ 0.92    $ 0.92    $ 1.03    $ 0.92    $ 1.54    $ 0.90    $ 0.86    $ 0.92
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.50    $ 0.52    $ 0.76    $ 0.76    $ 0.85    $ 0.75    $ 1.27    $ 0.74    $ 0.70    $ 0.80
Units (000s)                         228       546        20        81     3,478       193     4,237     2,896       701       112
Net assets (000s)                 $  115    $  286    $   15    $   61    $3,005    $  145    $5,370    $2,139    $  494    $   90
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --      0.34%     0.43%     0.24%     0.28%     0.23%     0.24%     0.23%     1.15%
Expense ratio(2)                    1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%
Total return(3)                   (32.43%)  (32.47%)  (17.39%)  (17.39%)  (17.48%)  (18.48%)  (17.53%)  (17.78%)  (18.60%)  (13.04%)
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   USPF2    USPF3     USPF4     UGIP1     UGIP2     UGIP3     UGIP4     UPRG1     UPRG2     UPRG3
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.92    $ 0.92    $ 0.92    $ 0.97    $ 0.97    $ 0.97    $ 0.97    $ 0.80    $ 0.80    $ 0.80
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.80    $ 0.80    $ 0.80    $ 0.97    $ 0.96    $ 0.96    $ 0.96    $ 0.65    $ 0.65    $ 0.65
Units (000s)                       1,567       817     1,756       640     3,601     2,152     4,722       741     3,531     1,944
Net assets (000s)                 $1,251    $  657    $1,398    $  618    $3,469    $2,075    $4,531    $  485    $2,308    $1,268
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                1.20%     1.03%     1.08%     0.53%     0.35%     0.46%     0.45%       --        --        --
Expense ratio(2)                    1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%
Total return(3)                   (13.04%)  (13.04%)  (13.04%)    0.00%    (1.03%)   (1.03%)   (1.03%)  (18.75%)  (18.75%)  (18.75%)

                                   UPRG4     EPP     SPGR1     UTEC1     UTEC2     UTEC3     UTEC4       ETC     STEC1    WMDC6(4)
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.80    $ 0.96    $ 0.86    $ 0.69    $ 0.69    $ 0.69    $ 0.69    $ 1.08    $ 0.70        --
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.65    $ 0.79    $ 0.70    $ 0.51    $ 0.51    $ 0.51    $ 0.51    $ 0.79    $ 0.51    $ 1.06
Units (000s)                       5,808     2,574     7,466       364     1,387       793     2,237     1,958     6,380       522
Net assets (000s)                 $3,782    $2,021    $5,227    $  186    $  709    $  404    $1,140    $1,555    $3,256    $  556
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --        --        --        --        --        --        --        --        --
Expense ratio(2)                    1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.25%
Total return(3)                   (18.75%)  (17.71%)  (18.60%)  (26.09%)  (26.09%)  (26.09%)  (26.09%)  (26.85%)  (27.14%)    6.00%
-----------------------------------------------------------------------------------------------------------------------------------

                                  WMDC5(4)  WMDC2(4)   WRES6      ERE      SRES1     WRES2     USMC1     USMC2     PSMC1    USMC4
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               --        --    $ 1.34    $ 1.25    $ 1.32    $ 1.18    $ 0.90    $ 0.90    $ 1.21    $ 0.90
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.06    $ 1.06    $ 1.42    $ 1.33    $ 1.40    $ 1.25    $ 0.75    $ 0.75    $ 1.01    $ 0.75
Units (000s)                          94         8       488       325       685        11       312     2,165     2,844     4,683
Net assets (000s)                 $  100    $    8    $  695    $  434    $  959    $   14    $  235    $1,630    $2,884    $3,514
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --      3.86%     4.93%     4.95%     3.29%     0.28%     0.33%     0.33%     0.33%
Expense ratio(2)                    1.40%     1.65%     1.25%     1.40%     1.60%     1.65%     1.00%     1.10%     1.25%     1.35%
Total return(3)                     6.00%     6.00%     5.97%     6.40%     6.06%     5.93%   (16.67%)  (16.67%)  (16.53%)  (16.67%)
-----------------------------------------------------------------------------------------------------------------------------------

                                   WSMC5     WSMC2     PVAS1     UMSS1     UMSS2     PMSS1     UMSS4       EMU     SMSS1     WMSS2
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.61    $ 0.60    $ 1.29    $ 1.09    $ 1.09    $ 1.16    $ 1.09    $ 1.17    $ 1.19    $ 1.11
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.51    $ 0.50    $ 1.45    $ 1.16    $ 1.16    $ 1.22    $ 1.15    $ 1.23    $ 1.25    $ 1.17
Units (000s)                         723       348         2        61     1,321       252     1,374       546       473        41
Net assets (000s)                 $  366    $  175    $    3    $   71    $1,530    $  307    $1,585    $  674    $  593    $   48
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.33%     0.37%     0.58%     1.62%     0.63%     1.02%     1.21%     2.10%     3.19%     0.04%
Expense ratio(2)                    1.40%     1.65%     1.25%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%
Total return(3)                   (16.39%)  (16.67%)   12.40%     6.42%     6.42%     5.17%     5.50%     5.13%     5.04%     5.41%
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  UINT1     UINT2     UINT3     UINT4     UGRS1     UGRS2     UGRS3     UGRS4     UNDS1     UNDS2
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.02    $ 1.02    $ 1.02    $ 1.02    $ 0.95    $ 0.95    $ 0.95    $ 0.95    $ 1.01    $ 1.01
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.85    $ 0.85    $ 0.84    $ 0.84    $ 0.71    $ 0.70    $ 0.70    $ 0.70    $ 0.95    $ 0.95
Units (000s)                         324       887       514     1,576       326     2,288       662     1,928       115       317
Net assets (000s)                 $  275    $  750    $  433    $1,327    $  230    $1,610    $  469    $1,352    $  109    $  300
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                2.18%     1.23%     1.23%     2.64%     0.02%     0.02%     0.03%     0.04%       --        --
Expense ratio(2)                    1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
Total return(3)                   (16.67%)  (16.67%)  (17.65%)  (17.65%)  (25.26%)  (26.32%)  (26.32%)  (26.32%)   (5.94%)   (5.94%)
-----------------------------------------------------------------------------------------------------------------------------------

                                  PSND1     UNDS4     UTRS1     UTRS2     PSTR1     UTRS4     PSUT1     UGIN1     UGIN2     PGIN1
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.93    $ 1.01    $ 1.12    $ 1.12    $ 1.06    $ 1.11    $ 1.01    $ 1.07    $ 1.07    $ 1.03
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.87    $ 0.94    $ 1.10    $ 1.10    $ 1.05    $ 1.10    $ 0.75    $ 0.99    $ 0.99    $ 0.95
Units (000s)                         293       454       792     3,440     1,861     3,493       126       287     1,166       963
Net assets (000s)                 $  258    $  428    $  875    $3,794    $1,953    $3,839    $   95    $  285    $1,153    $  918
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --      0.90%     0.88%     0.89%     0.87%     2.76%     0.19%     0.44%     0.70%
Expense ratio(2)                    1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.25%     1.00%     1.10%     1.25%
Total return(3)                    (6.45%)   (6.93%)   (1.79%)   (1.79%)   (0.94%)   (0.90%)  (25.74%)   (7.48%)   (7.48%)   (7.77%)
-----------------------------------------------------------------------------------------------------------------------------------

                                   UGIN4      EPG     PIGR1       EPL     WIGR2     UVIS1     UVIS2     UVIS3     UVIS4       EPT
                                  -------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.07    $ 1.26    $ 1.15    $ 1.19    $ 0.75    $ 0.92    $ 0.92    $ 0.92    $ 0.92    $ 1.40
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.98    $ 1.16    $ 0.90    $ 0.93    $ 0.59    $ 0.60    $ 0.60    $ 0.60    $ 0.60    $ 0.92
Units (000s)                       1,109     6,280     4,731     1,775       730       265     2,325     1,024     7,086       782
Net assets (000s)                 $1,091    $7,290    $4,269    $1,651    $  427    $  160    $1,403    $  618    $4,260    $  717
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.72%     1.62%     0.25%     0.31%     0.27%       --        --        --        --        --
Expense ratio(2)                    1.35%     1.40%     1.25%     1.40%     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%
Total return(3)                    (8.41%)   (7.94%)  (21.74%)  (21.85%)  (21.33%)  (34.78%)  (34.78%)  (34.78%)  (34.78%)  (34.29%)
-----------------------------------------------------------------------------------------------------------------------------------

                                    WVIS2
                                  --------
AT DEC. 31, 2000
Accumulation unit value           $ 0.73
------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.48
Units (000s)                         668
Net assets (000s)                 $  321
------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --
Expense ratio(2)                    1.65%
Total return(3)                   (34.25%)
------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 1, 2001.

                               45273-20 C (1/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                JANUARY 30, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


Performance Information                                                  p. 3
Calculating Annuity Payouts                                              p.14
Rating Agencies                                                          p.15
Principal Underwriter                                                    p.15
Independent Auditors                                                     p.15
Financial Statements                                                     p.16

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                       --%            --%(b)
UCMG7          Cash Management Fund (1/03; 10/81)                                --            --(b)
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                   (7.57)         (0.04)
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                          (24.63)        (21.12)
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                        --            --(b)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)                --            --(b)
             EVERGREEN VA
UEBC7          Blue Chip Fund - Class 2 (1/03; 4/00)(3)                          --            --(b)
UECG7          Capital Growth Fund - Class 2 (1/03; 3/98)(3)                     --            --(b)
UECB7          Core Bond Fund - Class 2 (1/03; 7/02)(3)                          --            --(b)
UEEI7          Equity Index Fund - Class 2 (1/03; 9/99)(3)                       --            --(b)
UEFF7          Foundation Fund - Class 2 (1/03; 3/96)(3)                         --            --(b)
UEGO7          Global Leaders Fund - Class 2 (1/03; 3/97)(3)                     --            --(b)
UEGR7          Growth Fund - Class 2 (1/03; 3/98)(3)                             --            --(b)
UEHI7          High Income Fund - Class 2 (1/03; 6/99)(3)                        --            --(b)
UEIG7          International Growth Fund - Class 2 (1/03; 8/98)(3)               --            --(b)
UEMA7          Masters Fund - Class 2 (1/03; 1/99)(3)                            --            --(b)
UEOE7          Omega Fund - Class 2 (1/03; 3/97)(3)                              --            --(b)
UESM7          Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                    --            --(b)
UEST7          Strategic Income Fund - Class 2 (1/03; 3/97)(3)                   --            --(b)
             FIDELITY(R) VIP
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                --         (6.97)(e)
             FTVIPT
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)       (3.14)         7.81
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)        --            --(b)
             PUTNAM VARIABLE TRUST
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(6)                               (28.16)       (24.70)

                                                                                     PERFORMANCE OF THE FUND
                                                                                                               SINCE
SUBACCOUNT   INVESTING IN:                                                  1 YEAR     5 YEARS    10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                    (2.57%)      2.03%     4.73%        7.60%
UCMG7          Cash Management Fund (1/03; 10/81)                            (6.13)       1.97      1.91         3.79
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                   (7.57)         --        --        (2.31)
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                          (24.63)       6.88        --         8.09
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                       --          --        --        (2.13)(c)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)               --          --        --        (6.08)(c)
             EVERGREEN VA
UEBC7          Blue Chip Fund - Class 2 (1/03; 4/00)(3)                     (24.54)         --        --       (21.18)
UECG7          Capital Growth Fund - Class 2 (1/03; 3/98)(3)                (21.29)         --        --         0.98
UECB7          Core Bond Fund - Class 2 (1/03; 7/02)(3)                         --          --        --           --(d)
UEEI7          Equity Index Fund - Class 2 (1/03; 9/99)(3)                  (20.34)         --        --        (8.20)
UEFF7          Foundation Fund - Class 2 (1/03; 3/96)(3)                    (17.26)       3.34        --         5.21
UEGO7          Global Leaders Fund - Class 2 (1/03; 3/97)(3)                (21.66)         --        --         2.17
UEGR7          Growth Fund - Class 2 (1/03; 3/98)(3)                        (15.55)         --        --         0.73
UEHI7          High Income Fund - Class 2 (1/03; 6/99)(3)                    (0.22)         --        --         1.46
UEIG7          International Growth Fund - Class 2 (1/03; 8/98)(3)          (25.96)         --        --        (3.31)
UEMA7          Masters Fund - Class 2 (1/03; 1/99)(3)                       (23.84)         --        --        (2.92)
UEOE7          Omega Fund - Class 2 (1/03; 3/97)(3)                         (22.90)         --        --         5.59
UESM7          Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                 7.30          --        --         9.16
UEST7          Strategic Income Fund - Class 2 (1/03; 3/97)(3)               (3.90)         --        --         0.81
             FIDELITY(R) VIP
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)           (12.69)         --        --        21.67
             FTVIPT
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)      (3.14)       7.19        --         7.91
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)    (9.83)         --        --         0.19
             PUTNAM VARIABLE TRUST
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(6)                              (28.16)         --        --         6.62

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT



AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                       --%           --%(b)
UCMG7          Cash Management Fund (1/03; 10/81)                                --           --(b)
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                   (0.40)         3.59
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                          (18.94)       (18.27)
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                        --           --(b)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)                --           --(b)
             EVERGREEN VA
UEBC7          Blue Chip Fund - Class 2 (1/03; 4/00)(3)                          --           --(b)
UECG7          Capital Growth Fund - Class 2 (1/03; 3/98)(3)                     --           --(b)
UECB7          Core Bond Fund - Class 2 (1/03; 7/02)(3)                          --           --(b)
UEEI7          Equity Index Fund - Class 2 (1/03; 9/99)(3)                       --           --(b)
UEFF7          Foundation Fund - Class 2 (1/03; 3/96)(3)                         --           --(b)
UEGO7          Global Leaders Fund - Class 2 (1/03; 3/97)(3)                     --           --(b)
UEGR7          Growth Fund - Class 2 (1/03; 3/98)(3)                             --           --(b)
UEHI7          High Income Fund - Class 2 (1/03; 6/99)(3)                        --           --(b)
UEIG7          International Growth Fund - Class 2 (1/03; 8/98)(3)               --           --(b)
UEMA7          Masters Fund - Class 2 (1/03; 1/99)(3)                            --           --(b)
UEOE7          Omega Fund - Class 2 (1/03; 3/97)(3)                              --           --(b)
UESM7          Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                    --           --(b)
UEST7          Strategic Income Fund - Class 2 (1/03; 3/97)(3)                   --           --(b)
             FIDELITY(R) VIP
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                --         0.25(e)
             FTVIPT
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)        4.41        11.36
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)        --           --(b)
             PUTNAM VARIABLE TRUST
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(6)                              (22.79)       (22.01)

                                                                                     PERFORMANCE OF THE FUND
                                                                                                               SINCE
SUBACCOUNT   INVESTING IN:                                                  1 YEAR     5 YEARS    10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                     5.03%      2.40%     4.73%       7.60%
UCMG7          Cash Management Fund (1/03; 10/81)                             1.17       2.33      1.91        3.79
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                   (0.40)        --        --        0.10
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                          (18.94)      7.19        --        8.09
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                       --         --        --        5.51(c)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)               --         --        --        1.22(c)
             EVERGREEN VA
UEBC7          Blue Chip Fund - Class 2 (1/03; 4/00)(3)                     (18.85)        --        --      (18.10)
UECG7          Capital Growth Fund - Class 2 (1/03; 3/98)(3)                (15.31)        --        --        1.94
UECB7          Core Bond Fund - Class 2 (1/03; 7/02)(3)                         --         --        --          --(d)
UEEI7          Equity Index Fund - Class 2 (1/03; 9/99)(3)                  (14.28)        --        --       (5.89)
UEFF7          Foundation Fund - Class 2 (1/03; 3/96)(3)                    (10.94)      3.69        --        5.21
UEGO7          Global Leaders Fund - Class 2 (1/03; 3/97)(3)                (15.72)        --        --        2.55
UEGR7          Growth Fund - Class 2 (1/03; 3/98)(3)                         (9.08)        --        --        1.71
UEHI7          High Income Fund - Class 2 (1/03; 6/99)(3)                     7.58         --        --        3.74
UEIG7          International Growth Fund - Class 2 (1/03; 8/98)(3)          (20.39)        --        --       (2.26)
UEMA7          Masters Fund - Class 2 (1/03; 1/99)(3)                       (18.09)        --        --       (1.12)
UEOE7          Omega Fund - Class 2 (1/03; 3/97)(3)                         (17.06)        --        --        5.93
UESM7          Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                15.30         --        --       10.01
UEST7          Strategic Income Fund - Class 2 (1/03; 3/97)(3)                3.59         --        --        1.19
             FIDELITY(R) VIP
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (5.97)        --        --       22.56
             FTVIPT
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(5)       4.41       7.49        --        7.91
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)    (2.85)        --        --        1.19
             PUTNAM VARIABLE TRUST
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(6)                              (22.79)        --        --        6.93

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                   (1.25%)        1.92%
PCMG1          Cash Management Fund (11/99; 10/81)                           (4.95)         0.43
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                  (6.32)        (2.52)
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                         (23.54)       (10.51)
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                       --            --(b)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)               --            --(b)
             EVERGREEN VA
UEBC3          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                         --            --(b)
UECG3          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                    --            --(b)
UECB3          Core Bond Fund - Class 2 (7/02; 7/02)(3)                         --            --(b)
UEEI3          Equity Index Fund - Class 2 (7/02; 9/99)(3)                      --            --(b)
UEFF3          Foundation Fund - Class 2 (7/02; 3/96)(3)                        --            --(b)
UEGO3          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                    --            --(b)
UEGR3          Growth Fund - Class 2 (7/02; 3/98)(3)                            --            --(b)
UEHI3          High Income Fund - Class 2 (7/02; 6/99)(3)                       --            --(b)
UEIG3          International Growth Fund - Class 2 (7/02; 8/98)(3)              --            --(b)
UEMA3          Masters Fund - Class 2 (7/02; 1/99)(3)                           --            --(b)
UEOE3          Omega Fund - Class 2 (7/02; 3/97)(3)                             --            --(b)
UESM3          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                   --            --(b)
UEST3          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  --            --(b)
             FIDELITY(R) VIP
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)               --         (5.97)(e)
             FTVIPT
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)     (1.97)         6.78
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)       --            --(b)
             PUTNAM VARIABLE TRUST
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(6)                             (27.02)       (10.26)

                                                                                     PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                   (1.25%)      2.69%     6.10%        8.99%
PCMG1          Cash Management Fund (11/99; 10/81)                           (4.95)       2.55      3.18         5.06
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                  (6.32)         --        --        (1.41)
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                         (23.54)       7.59        --         8.79
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                       --          --        --        (1.20)(c)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)               --          --        --        (5.18)(c)
             EVERGREEN VA
UEBC3          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                     (23.45)         --        --       (20.50)
UECG3          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                (20.19)         --        --         1.50
UECB3          Core Bond Fund - Class 2 (7/02; 7/02)(3)                         --          --        --           --(d)
UEEI3          Equity Index Fund - Class 2 (7/02; 9/99)(3)                  (19.24)         --        --        (7.40)
UEFF3          Foundation Fund - Class 2 (7/02; 3/96)(3)                    (16.15)       3.94        --         5.80
UEGO3          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                (20.56)         --        --         2.71
UEGR3          Growth Fund - Class 2 (7/02; 3/98)(3)                        (14.43)         --        --         1.25
UEHI3          High Income Fund - Class 2 (7/02; 6/99)(3)                     0.96          --        --         2.37
UEIG3          International Growth Fund - Class 2 (7/02; 8/98)(3)          (24.88)         --        --        (2.89)
UEMA3          Masters Fund - Class 2 (7/02; 1/99)(3)                       (22.75)         --        --        (2.01)
UEOE3          Omega Fund - Class 2 (7/02; 3/97)(3)                         (21.80)         --        --         6.24
UESM3          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                 8.62          --        --         9.85
UEST3          Strategic Income Fund - Class 2 (7/02; 3/97)(3)               (2.73)         --        --         1.30
             FIDELITY(R) VIP
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)           (11.56)         --        --        22.37
             FTVIPT
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)     (1.97)       7.90        --         8.52
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)    (8.68)         --        --         0.65
             PUTNAM VARIABLE TRUST
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(6)                             (27.02)         --        --         7.42

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                     6.46%        5.05%
PCMG1          Cash Management Fund (11/99; 10/81)                             2.44         3.53
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                    0.95         0.50
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                          (17.76)       (7.75)
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                        --           --(b)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --           --(b)
             EVERGREEN VA
UEBC3          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --           --(b)
UECG3          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --           --(b)
UECB3          Core Bond Fund - Class 2 (7/02; 7/02)(3)                          --           --(b)
UEEI3          Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --           --(b)
UEFF3          Foundation Fund - Class 2 (7/02; 3/96)(3)                         --           --(b)
UEGO3          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --           --(b)
UEGR3          Growth Fund - Class 2 (7/02; 3/98)(3)                             --           --(b)
UEHI3          High Income Fund - Class 2 (7/02; 6/99)(3)                        --           --(b)
UEIG3          International Growth Fund - Class 2 (7/02; 8/98)(3)               --           --(b)
UEMA3          Masters Fund - Class 2 (7/02; 1/99)(3)                            --           --(b)
UEOE3          Omega Fund - Class 2 (7/02; 3/97)(3)                              --           --(b)
UESM3          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --           --(b)
UEST3          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --           --(b)
             FIDELITY(R) VIP
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                --         1.33(e)
             FTVIPT
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)       5.69         9.76
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)        --           --(b)
             PUTNAM VARIABLE TRUST
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(6)                              (21.54)       (7.48)

                                                                                     PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                     6.46%      3.75%     6.10%        8.99%
PCMG1          Cash Management Fund (11/99; 10/81)                             2.44       3.62      3.18         5.06
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                    0.95         --        --         1.45
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                          (17.76)      8.47        --         9.38
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                        --         --        --         6.52(c)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --         --        --         2.20(c)
             EVERGREEN VA
UEBC3          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (17.67)        --        --       (16.92)
UECG3          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                 (14.12)        --        --         3.21
UECB3          Core Bond Fund - Class 2 (7/02; 7/02)(3)                          --         --        --           --(d)
UEEI3          Equity Index Fund - Class 2 (7/02; 9/99)(3)                   (13.08)        --        --        (4.66)
UEFF3          Foundation Fund - Class 2 (7/02; 3/96)(3)                      (9.73)      4.95        --         6.44
UEGO3          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                 (14.52)        --        --         3.81
UEGR3          Growth Fund - Class 2 (7/02; 3/98)(3)                          (7.86)        --        --         2.97
UEHI3          High Income Fund - Class 2 (7/02; 6/99)(3)                      8.87         --        --         5.01
UEIG3          International Growth Fund - Class 2 (7/02; 8/98)(3)           (19.22)        --        --        (1.02)
UEMA3          Masters Fund - Class 2 (7/02; 1/99)(3)                        (16.91)        --        --         0.13
UEOE3          Omega Fund - Class 2 (7/02; 3/97)(3)                          (15.87)        --        --         7.20
UESM3          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                 16.62         --        --        11.31
UEST3          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                 4.86         --        --         2.45
             FIDELITY(R) VIP
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)             (4.74)        --        --        23.90
             FTVIPT
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(5)       5.69       8.77        --         9.20
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)     (1.61)        --        --         2.45
             PUTNAM VARIABLE TRUST
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(6)                              (21.54)        --        --         8.31

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR    5 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                                    (2.33%)     2.29%      4.97%
EMS            Cash Management Fund (2/95; 10/81)                            (5.89)      2.23       2.62
WDEI5          Diversified Equity Income Fund (3/00; 9/99)                   (7.34)        --       0.21
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)                         (24.44)        --       4.56
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)                       --         --         --(b)
             AIM V.I.
WABA5          Basic Value Fund, Series II Shares (7/02; 9/01)(2)               --         --         --(b)
             EVERGREEN VA
WEBC5          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                         --         --         --(b)
WECG5          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                    --         --         --(b)
WECB5          Core Bond Fund - Class 2 (7/02; 7/02)(3)                         --         --         --(b)
WEEI5          Equity Index Fund - Class 2 (7/02; 9/99)(3)                      --         --         --(b)
WEFF5          Foundation Fund - Class 2 (7/02; 3/96)(3)                        --         --         --(b)
WEGO5          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                    --         --         --(b)
WEGR5          Growth Fund - Class 2 (7/02; 3/98)(3)                            --         --         --(b)
WEHI5          High Income Fund - Class 2 (7/02; 6/99)(3)                       --         --         --(b)
WEIG5          International Growth Fund - Class 2 (7/02; 8/98)(3)              --         --         --(b)
WEMA5          Masters Fund - Class 2 (7/02; 1/99)(3)                           --         --         --(b)
WEOE5          Omega Fund - Class 2 (7/02; 3/97)(3)                             --         --         --(b)
WESM5          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                   --         --         --(b)
WEST5          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  --         --         --(b)
             FIDELITY(R) VIP
WMDC5          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)               --         --      (6.84)(e)
             FTVIPT
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(5)                                      (2.89)        --       7.52
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                                      --         --         --(b)
             PUTNAM VARIABLE TRUST
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(6)                              (27.98)        --      (5.34)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                  1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                                    (2.33%)     2.29%      4.98%       7.87%
EMS            Cash Management Fund (2/95; 10/81)                            (5.89)      2.23       2.13        4.03
WDEI5          Diversified Equity Income Fund (3/00; 9/99)                   (7.34)        --         --       (2.07)
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)                         (24.44)      7.15         --        8.35
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)                       --         --         --       (2.04)(c)
             AIM V.I.
WABA5          Basic Value Fund, Series II Shares (7/02; 9/01)(2)               --         --         --       (6.00)(c)
             EVERGREEN VA
WEBC5          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                     (24.35)        --         --      (20.98)
WECG5          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                (21.09)        --         --        1.23
WECB5          Core Bond Fund - Class 2 (7/02; 7/02)(3)                         --         --         --          --(d)
WEEI5          Equity Index Fund - Class 2 (7/02; 9/99)(3)                  (20.14)        --         --       (7.97)
WEFF5          Foundation Fund - Class 2 (7/02; 3/96)(3)                    (17.05)      3.59         --        5.41
WEGO5          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                (21.46)        --         --        2.42
WEGR5          Growth Fund - Class 2 (7/02; 3/98)(3)                        (15.34)        --         --        0.98
WEHI5          High Income Fund - Class 2 (7/02; 6/99)(3)                     0.03         --         --        1.72
WEIG5          International Growth Fund - Class 2 (7/02; 8/98)(3)          (25.77)        --         --       (3.07)
WEMA5          Masters Fund - Class 2 (7/02; 1/99)(3)                       (23.65)        --         --       (2.68)
WEOE5          Omega Fund - Class 2 (7/02; 3/97)(3)                         (22.70)        --         --        5.86
WESM5          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                 7.60         --         --        9.44
WEST5          Strategic Income Fund - Class 2 (7/02; 3/97)(3)               (3.65)        --         --        1.07
             FIDELITY(R) VIP
WMDC5          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)           (12.47)        --         --       21.98
             FTVIPT
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(5)                                      (2.89)      7.47         --        8.19
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                                   (9.60)        --         --        0.44
             PUTNAM VARIABLE TRUST
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(6)                              (27.98)        --         --        6.90

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR    5 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                                      5.30%     2.66%     4.97%
EMS            Cash Management Fund (2/95; 10/81)                              1.42      2.59      2.62
WDEI5          Diversified Equity Income Fund (3/00; 9/99)                    (0.15)       --      3.85
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)                          (18.73)       --      4.97
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)                        --        --        --(b)
             AIM V.I.
WABA5          Basic Value Fund, Series II Shares (7/02; 9/01)(2)                --        --        --(b)
             EVERGREEN VA
WEBC5          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --        --        --(b)
WECG5          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --        --        --(b)
WECB5          Core Bond Fund - Class 2 (7/02; 7/02)(3)                          --        --        --(b)
WEEI5          Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --        --        --(b)
WEFF5          Foundation Fund - Class 2 (7/02; 3/96)(3)                         --        --        --(b)
WEGO5          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --        --        --(b)
WEGR5          Growth Fund - Class 2 (7/02; 3/98)(3)                             --        --        --(b)
WEHI5          High Income Fund - Class 2 (7/02; 6/99)(3)                        --        --        --(b)
WEIG5          International Growth Fund - Class 2 (7/02; 8/98)(3)               --        --        --(b)
WEMA5          Masters Fund - Class 2 (7/02; 1/99)(3)                            --        --        --(b)
WEOE5          Omega Fund - Class 2 (7/02; 3/97)(3)                              --        --        --(b)
WESM5          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --        --        --(b)
WEST5          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --        --        --(b)
             FIDELITY(R) VIP
WMDC5          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)                --        --      0.39(e)
             FTVIPT
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(5)                                        4.68        --      9.89
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                                       --        --        --(b)
             PUTNAM VARIABLE TRUST
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(6)                               (22.59)       --     (2.99)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                    1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                                       5.30%     2.66%      4.98%       7.87%
EMS            Cash Management Fund (2/95; 10/81)                               1.42      2.59       2.13        4.03
WDEI5          Diversified Equity Income Fund (3/00; 9/99)                     (0.15)       --         --        0.35
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)                           (18.73)     7.45         --        8.35
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)                         --        --         --        5.61(c)
             AIM V.I.
WABA5          Basic Value Fund, Series II Shares (7/02; 9/01)(2)                 --        --         --        1.30(c)
             EVERGREEN VA
WEBC5          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                       (18.64)       --         --      (17.90)
WECG5          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                  (15.10)       --         --        2.20
WECB5          Core Bond Fund - Class 2 (7/02; 7/02)(3)                           --        --         --          --(d)
WEEI5          Equity Index Fund - Class 2 (7/02; 9/99)(3)                    (14.07)       --         --       (5.65)
WEFF5          Foundation Fund - Class 2 (7/02; 3/96)(3)                      (10.71)     3.94         --        5.41
WEGO5          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                  (15.50)       --         --        2.80
WEGR5          Growth Fund - Class 2 (7/02; 3/98)(3)                           (8.85)       --         --        1.96
WEHI5          High Income Fund - Class 2 (7/02; 6/99)(3)                       7.86        --         --        4.00
WEIG5          International Growth Fund - Class 2 (7/02; 8/98)(3)            (20.19)       --         --       (2.02)
WEMA5          Masters Fund - Class 2 (7/02; 1/99)(3)                         (17.88)       --         --       (0.87)
WEOE5          Omega Fund - Class 2 (7/02; 3/97)(3)                           (16.85)       --         --        6.19
WESM5          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                  15.60        --         --       10.29
WEST5          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  3.85        --         --        1.45
             FIDELITY(R) VIP
WMDC5          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)              (5.73)       --         --       22.87
             FTVIPT
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(5)                                         4.68      7.77         --        8.19
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                                     (2.61)       --         --        1.45
             PUTNAM VARIABLE TRUST
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(6)                                (22.59)       --         --        7.21

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                       --%          --%(b)
UCMG1          Cash Management Fund (5/00; 10/81)                            (4.73)       (1.24)
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                      --           --(b)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                          (23.35)      (19.87)
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                       --           --(b)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)               --           --(b)
             EVERGREEN VA
UEBC1          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                         --           --(b)
UECG1          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                    --           --(b)
UECB1          Core Bond Fund - Class 2 (7/02; 7/02)(3)                         --           --(b)
UEEI1          Equity Index Fund - Class 2 (7/02; 9/99)(3)                      --           --(b)
UEFF1          Foundation Fund - Class 2 (7/02; 3/96)(3)                        --           --(b)
UEGO1          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                    --           --(b)
UEGR1          Growth Fund - Class 2 (7/02; 3/98)(3)                            --           --(b)
UEHI1          High Income Fund - Class 2 (7/02; 6/99)(3)                       --           --(b)
UEIG1          International Growth Fund - Class 2 (7/02; 8/98)(3)              --           --(b)
UEMA1          Masters Fund - Class 2 (7/02; 1/99)(3)                           --           --(b)
UEOE1          Omega Fund - Class 2 (7/02; 3/97)(3)                             --           --(b)
UESM1          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                   --           --(b)
UEST1          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                  --           --(b)
             FIDELITY(R) VIP
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)               --           --(b)
             FTVIPT
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)      (1.72)        4.92
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)       --           --(b)
             PUTNAM VARIABLE TRUST
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(6)                                  --           --(b)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                    1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                      (1.15%)    2.87%     6.27%        9.16%
UCMG1          Cash Management Fund (5/00; 10/81)                              (4.73)     2.81      3.43         5.32
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                     (6.19)       --        --        (1.27)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                            (23.35)     7.87        --         9.07
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                         --        --        --        (1.11)(c)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                 --        --        --        (5.11)(c)
             EVERGREEN VA
UEBC1          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                       (23.26)       --        --       (20.30)
UECG1          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                  (19.99)       --        --         1.77
UECB1          Core Bond Fund - Class 2 (7/02; 7/02)(3)                           --        --        --           --(d)
UEEI1          Equity Index Fund - Class 2 (7/02; 9/99)(3)                    (19.04)       --        --        (7.16)
UEFF1          Foundation Fund - Class 2 (7/02; 3/96)(3)                      (15.94)     4.23        --         6.12
UEGO1          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                  (20.36)       --        --         2.99
UEGR1          Growth Fund - Class 2 (7/02; 3/98)(3)                          (14.22)       --        --         1.52
UEHI1          High Income Fund - Class 2 (7/02; 6/99)(3)                       1.21        --        --         2.64
UEIG1          International Growth Fund - Class 2 (7/02; 8/98)(3)            (24.69)       --        --        (2.65)
UEMA1          Masters Fund - Class 2 (7/02; 1/99)(3)                         (22.56)       --        --        (1.77)
UEOE1          Omega Fund - Class 2 (7/02; 3/97)(3)                           (21.61)       --        --         6.52
UESM1          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                   8.92        --        --        10.14
UEST1          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                 (2.48)       --        --         1.56
             FIDELITY(R) VIP
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)             (11.34)       --        --        22.69
             FTVIPT
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)        (1.72)     8.18        --         8.80
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)      (8.45)       --        --         0.90
             PUTNAM VARIABLE TRUST
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(6)                                (26.91)       --        --         7.59

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                        --%        --%(b)
UCMG1          Cash Management Fund (5/00; 10/81)                              2.69       3.52
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                       --         --(b)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                           (17.56)    (16.06)
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                        --         --(b)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --         --(b)
             EVERGREEN VA
UEBC1          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --         --(b)
UECG1          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --         --(b)
UECB1          Core Bond Fund - Class 2 (7/02; 7/02)(3)                          --         --(b)
UEEI1          Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --         --(b)
UEFF1          Foundation Fund - Class 2 (7/02; 3/96)(3)                         --         --(b)
UEGO1          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --         --(b)
UEGR1          Growth Fund - Class 2 (7/02; 3/98)(3)                             --         --(b)
UEHI1          High Income Fund - Class 2 (7/02; 6/99)(3)                        --         --(b)
UEIG1          International Growth Fund - Class 2 (7/02; 8/98)(3)               --         --(b)
UEMA1          Masters Fund - Class 2 (7/02; 1/99)(3)                            --         --(b)
UEOE1          Omega Fund - Class 2 (7/02; 3/97)(3)                              --         --(b)
UESC1          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --         --(b)
UEST1          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --         --(b)
             FIDELITY(R) VIP
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                --         --(b)
             FTVIPT
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)        5.95       9.75
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)        --         --(b)
             PUTNAM VARIABLE TRUST
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(6)                                   --         --(b)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT   INVESTING IN:                                                     1 YEAR    5 YEARS    10 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                        6.58%      3.92%     6.27%      9.16%
UCMG1          Cash Management Fund (5/00; 10/81)                                2.69       3.86      3.43       5.32
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                       1.10         --        --       1.60
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                             (17.56)      8.74        --       9.65
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                          --         --        --       6.62(c)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                  --         --        --       2.28(c)
             EVERGREEN VA
UEBC1          Blue Chip Fund - Class 2 (7/02; 4/00)(3)                        (17.46)        --        --     (16.71)
UECG1          Capital Growth Fund - Class 2 (7/02; 3/98)(3)                   (13.90)        --        --       3.46
UECB1          Core Bond Fund - Class 2 (7/02; 7/02)(3)                            --         --        --         --(d)
UEEI1          Equity Index Fund - Class 2 (7/02; 9/99)(3)                     (12.87)        --        --      (4.42)
UEFF1          Foundation Fund - Class 2 (7/02; 3/96)(3)                        (9.50)      5.23        --       6.75
UEGO1          Global Leaders Fund - Class 2 (7/02; 3/97)(3)                   (14.31)        --        --       4.07
UEGR1          Growth Fund - Class 2 (7/02; 3/98)(3)                            (7.63)        --        --       3.23
UEHI1          High Income Fund - Class 2 (7/02; 6/99)(3)                        9.15         --        --       5.27
UEIG1          International Growth Fund - Class 2 (7/02; 8/98)(3)             (19.01)        --        --      (0.77)
UEMA1          Masters Fund - Class 2 (7/02; 1/99)(3)                          (16.70)        --        --       0.39
UEOE1          Omega Fund - Class 2 (7/02; 3/97)(3)                            (15.66)        --        --       7.48
UESC1          Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                   16.92         --        --      11.58
UEST1          Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   5.13         --        --       2.71
             FIDELITY(R) VIP
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)               (4.50)        --        --      24.21
             FTVIPT
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(5)          5.95       9.04        --       9.47
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)       (1.36)        --        --       2.71
             PUTNAM VARIABLE TRUST
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(6)                                 (21.42)        --        --       8.48

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

See accompanying notes to the performance information.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


NOTES TO THE PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; commencement date of the fund).

(2) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(3) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(4) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:       P = a hypothetical initial payment of $1,000
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period
                 (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT                   INVESTING IN:                                                SIMPLE YIELD
PBND1                        AXP(R) Variable Portfolio - Bond Fund                             5.66%
ESI                          AXP(R) Variable Portfolio - Bond Fund                             5.67%
SBND1                        AXP(R) Variable Portfolio - Bond Fund                             5.76%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

  -  the annuity unit value on the valuation date; by

  -  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

  -  the net investment factor; and

  -  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002                                                    UBND1        UBND2       PBND1        UBND4        ESI

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $64,826     $220,258    $204,142    $315,160  $11,517,026
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $65,690     $223,134    $207,119    $318,929  $11,099,579
Dividends receivable                                                    266          821         856       1,254       48,837
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          153          --         830           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         65,956      224,108     207,975     321,013   11,148,416
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        47          161         193         309       12,542
   Administrative charge                                                  8           25          26          39        1,505
   Contract terminations                                                 --           --          --          --        2,945
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        55          186         219         348       16,992
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              $65,901     $223,922    $207,756    $320,665  $11,117,524
Net assets applicable to contracts in payment period                     --           --          --          --       13,900
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================
Accumulation units outstanding                                       63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.04       $1.16       $1.04        $1.53
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,003,878     $737,442  $2,965,452  $2,707,514   $3,315,670
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,014,347     $737,435  $2,965,415  $2,707,497   $3,315,658
Dividends receivable                                                  5,123          521       2,267       1,753        2,531
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          819          --         674           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,019,470      738,775   2,967,682   2,709,924    3,318,189
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,540          510       2,478       2,227        3,492
   Administrative charge                                                159           90         391         304          437
   Contract terminations                                              2,118           --          --          --       30,519
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,817          600       2,869       2,531       34,448
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                           $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================
Accumulation units outstanding                                      894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================
Net asset value per accumulation unit                                 $1.14        $1.06       $1.01       $1.08        $1.05
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EMS         SCMG1       UDEI1        UDEI2       PDEI1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                      $10,774,913  $13,416,429     $20,069    $140,811     $509,076
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                              $10,774,903  $13,416,402     $20,381    $146,257     $432,514
Dividends receivable                                                  7,328       10,759          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       35,164       44,561          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,817,395   13,471,722      20,381     146,459      432,514
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    10,388       17,928          14         103          417
   Administrative charge                                              1,246        1,855           2          16           57
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11,634       19,783          16         119          474
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                          $10,805,565  $13,451,939     $20,365    $146,340     $432,040
Net assets applicable to contracts in payment period                    196           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================
Accumulation units outstanding                                    8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================
Net asset value per accumulation unit                                 $1.26        $1.04       $0.78       $0.78        $0.81
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UDEI4        WDEI5       SDEI1        WDEI2       UNDM1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $233,081     $230,497    $247,938     $36,373      $61,129
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $241,196     $199,769    $211,731     $30,953      $55,895
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          900        7,108          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        242,096      206,877     211,731      30,953       55,895
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       235          192         269          41           39
   Administrative charge                                                 29           23          28           4            7
   Contract terminations                                                 --           --      57,615          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       264          215      57,912          45           46
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $241,832     $206,662    $153,819     $30,908      $55,849
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $241,832     $206,662    $153,819     $30,908      $55,849
=============================================================================================================================
Accumulation units outstanding                                      309,286      237,913     178,949      35,832       95,358
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.87       $0.86       $0.86        $0.59
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UNDM2        PNDM1       UNDM4         EGD        SNDM1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $443,015   $3,852,324    $435,863  $5,769,444   $1,654,069
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $411,517   $2,723,744    $390,974  $3,838,918   $1,192,371
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        1,079           --       5,614      10,329           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        412,596    2,723,744     396,588   3,849,247    1,192,371
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       316        2,570         367       4,192        1,635
   Administrative charge                                                 50          351          46         503          169
   Contract terminations                                                 --       25,003          --          --          140
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       366       27,924         413       4,695        1,944
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $412,230   $2,665,088    $396,175  $3,844,552   $1,190,427
Net assets applicable to contracts in payment period                     --       30,732          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $412,230   $2,695,820    $396,175  $3,844,552   $1,190,427
=============================================================================================================================
Accumulation units outstanding                                      704,303    4,062,591     682,651   3,938,306    2,096,659
=============================================================================================================================
Net asset value per accumulation unit                                 $0.59        $0.66       $0.58       $0.98        $0.57
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WNDM2        USVA1       USVA2        WSVA6       USVA4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $321,230      $16,054     $51,036     $23,484      $33,576
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $197,030      $16,186     $52,504     $21,811      $34,764
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          40          --          533
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        197,030       16,186      52,544      21,811       35,297
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       259           12          41          21           31
   Administrative charge                                                 26            2           6           3            4
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       285           14          47          24           35
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $196,745      $16,172     $52,497     $21,787      $35,262
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $196,745      $16,172     $52,497     $21,787      $35,262
=============================================================================================================================
Accumulation units outstanding                                      363,376       20,501      66,572      27,547       44,777
=============================================================================================================================
Net asset value per accumulation unit                                 $0.54        $0.79       $0.79       $0.79        $0.79
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSVA5        WSVA8       WSVA2        UABA1       UABA2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $25,273       $3,096         $--     $85,887     $544,540
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $24,365       $3,069         $--     $85,567     $539,159
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,987           --          --          --          193
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          70          458
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         27,352        3,069          --      85,637      539,810
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        25            5          --          59          396
   Administrative charge                                                  3           --          --          11           62
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --          193
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        28            5          --          70          651
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              $27,324       $3,064         $--     $85,567     $539,159
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $27,324       $3,064         $--     $85,567     $539,159
=============================================================================================================================
Accumulation units outstanding                                       34,584        3,201          --     112,917      711,278
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.96       $0.79       $0.76        $0.76
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UABA3        UABA4       WABA5        WABA8       UEBC1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $69,193     $396,598     $10,166         $17      $12,082
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $67,915     $391,134     $10,215         $17      $11,699
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --        6,079          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    66          344          11          --            9
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         67,981      397,557      10,226          17       11,708
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        58          306          10          --            8
   Administrative charge                                                  8           38           1          --            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --        6,079          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        66        6,423          11          --            9
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              $67,915     $391,134     $10,215         $17      $11,699
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $67,915     $391,134     $10,215         $17      $11,699
=============================================================================================================================
Accumulation units outstanding                                       89,669      516,794      10,737          18       12,220
=============================================================================================================================
Net asset value per accumulation unit                                 $0.76        $0.76       $0.95       $0.95        $0.96
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEBC2        UEBC3       UEBC4        WEBC5       WEBC8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $163,996      $19,668    $104,612      $9,295       $3,433
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $162,400      $19,340    $102,993      $9,104       $3,298
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          202           --         900          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   139           20         103           9            5
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        162,741       19,360     103,996       9,113        3,303
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       120           17          92           8            5
   Administrative charge                                                 19            3          11           1           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               202           --         900          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       341           20       1,003           9            5
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $162,400      $19,340    $102,993      $9,104       $3,298
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $162,400      $19,340    $102,993      $9,104       $3,298
=============================================================================================================================
Accumulation units outstanding                                      169,677       20,216     107,732       9,524        3,454
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.96        $0.95
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UECG1        UECG2       UECG3        UECG4       WECG5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $36,121     $278,709     $37,232    $204,485      $12,765
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $36,601     $285,277     $37,612    $206,336      $12,780
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        8,036          242          --       5,550           --
Receivable from mutual funds and portfolios
for share redemptions                                                    23          246          36         207           14
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         44,660      285,765      37,648     212,093       12,794
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        20          212          32         184           12
   Administrative charge                                                  3           34           4          23            2
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             8,036          242          --       5,550           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8,059          488          36       5,757           14
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              $36,601     $285,277     $37,612    $206,336      $12,780
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $36,601     $285,277     $37,612    $206,336      $12,780
=============================================================================================================================
Accumulation units outstanding                                       38,322      298,810      39,420     216,367       13,403
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.95       $0.95       $0.95        $0.95
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WECG8        UECB1       UECB2        UECB3       UECB4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $3,289     $250,926    $926,367    $312,574     $784,383
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $3,272     $250,512    $926,766    $312,785     $785,018
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --       22,809       9,328          84        4,641
Receivable from mutual funds and portfolios
for share redemptions                                                     5          192         821         210          885
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,277      273,513     936,915     313,079      790,544
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         5          163         709         185          787
   Administrative charge                                                 --           29         112          25           98
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --       22,809       9,328          84        4,641
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         5       23,001      10,149         294        5,526
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               $3,272     $250,512    $926,766    $312,785     $785,018
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $3,272     $250,512    $926,766    $312,785     $785,018
=============================================================================================================================
Accumulation units outstanding                                        3,435      241,012     892,000     301,184      756,364
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $1.04       $1.04       $1.04        $1.04
================================================================================================================================

                                                                                 Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WECB5        WECB8       UEEI1        UEEI2       UEEI3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $110,216          $15     $34,486    $374,325      $28,717
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $109,715          $15     $33,088    $374,717      $28,239
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          24       7,503           --
Receivable from mutual funds and portfolios
for share redemptions                                                   127           --          26         327           24
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        109,842           15      33,138     382,547       28,263
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       113           --          22         282           21
   Administrative charge                                                 14           --           4          45            3
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --       7,503           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       127           --          26       7,830           24
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $109,715          $15     $33,112    $374,717      $28,239
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $109,715          $15     $33,112    $374,717      $28,239
=============================================================================================================================
Accumulation units outstanding                                      105,734           15      34,293     388,239       29,269
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.04       $0.97       $0.97        $0.96
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEEI4        WEEI5       WEEI8        UEFF1       UEFF2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $172,003       $9,341     $20,264      $9,870     $131,080
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $167,353       $9,156     $19,768      $9,645     $131,768
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        3,401           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   177           11          11           8          126
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        170,931        9,167      19,779       9,653      131,894
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       157            9          10           7          109
   Administrative charge                                                 20            1           1           1           17
   Contract terminations                                                 --            1          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             3,401           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,578           11          11           8          126
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $167,353       $9,156     $19,768      $9,645     $131,768
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $167,353       $9,156     $19,768      $9,645     $131,768
=============================================================================================================================
Accumulation units outstanding                                      173,562        9,497      20,525       9,636      131,706
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $1.00        $1.00
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEFF3        UEFF4       WEFF5        WEFF8       UEGO1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $7,886      $26,596         $33         $--      $11,689
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $7,823      $25,713         $33         $--      $11,366
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           42           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     9           31          --          --            9
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          7,874       25,744          33          --       11,375
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         8           28          --          --            8
   Administrative charge                                                  1            3          --          --            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                42           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        51           31          --          --            9
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               $7,823      $25,713         $33         $--      $11,366
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $7,823      $25,713         $33         $--      $11,366
=============================================================================================================================
Accumulation units outstanding                                        7,825       25,728          33          --       12,337
=============================================================================================================================
Net asset value per accumulation unit                                 $1.00        $1.00       $1.00       $1.00        $0.92
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEGO2        UEGO3       UEGO4        WEGO5       WEGO8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $180,086      $22,111    $116,212      $9,629          $18
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $176,883      $21,469    $113,684      $9,356          $17
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          242           --       1,050          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   148           23         113          10           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        177,273       21,492     114,847       9,366           17
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       128           20         100           9           --
   Administrative charge                                                 20            3          13           1           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               242           --       1,050          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       390           23       1,163          10           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $176,883      $21,469    $113,684      $9,356          $17
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $176,883      $21,469    $113,684      $9,356          $17
=============================================================================================================================
Accumulation units outstanding                                      192,063       23,324     123,587      10,171           18
=============================================================================================================================
Net asset value per accumulation unit                                 $0.92        $0.92       $0.92       $0.92        $0.92
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEGR1        UEGR2       UEGR3        UEGR4       WEGR5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $7,545     $171,103     $25,223     $45,050       $3,482
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $7,509     $170,512     $25,404     $45,884       $3,524
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --      15,000         450           --
Receivable from mutual funds and portfolios
for share redemptions                                                     6          165          11          46            4
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          7,515      170,677      40,415      46,380        3,528
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         5          130          10          41            4
   Administrative charge                                                  1           20           1           5           --
   Contract terminations                                                 --           15          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --      15,000         450           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         6          165      15,011         496            4
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               $7,509     $170,512     $25,404     $45,884       $3,524
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $7,509     $170,512     $25,404     $45,884       $3,524
=============================================================================================================================
Accumulation units outstanding                                        7,609      172,880      25,767      46,547        3,576
=============================================================================================================================
Net asset value per accumulation unit                                 $0.99        $0.99       $0.99       $0.99        $0.99
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEGR8        UEHI1       UEHI2        UEHI3       UEHI4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                               $7      $97,879    $210,603    $138,301     $346,431
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                       $8      $98,419    $209,354    $137,616     $347,494
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --        1,347
Receivable from mutual funds and portfolios
for share redemptions                                                    --           85         183          93          400
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                              8       98,504     209,537     137,709      349,241
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         1           72         158          82          356
   Administrative charge                                                 --           13          25          11           44
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --        1,347
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         1           85         183          93        1,747
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   $7      $98,419    $209,354    $137,616     $347,494
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                         $7      $98,419    $209,354    $137,616     $347,494
=============================================================================================================================
Accumulation units outstanding                                            7       94,887     201,924     132,819      335,515
=============================================================================================================================
Net asset value per accumulation unit                                 $0.98        $1.04       $1.04       $1.04        $1.04
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEHI5        WEHI8       UEIG1        UEIG2       UEIG3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $105,881          $--     $29,092    $200,415      $37,636
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $106,684          $--     $28,469    $198,036      $36,990
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                   122           --          24         170           37
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        106,806           --      28,493     198,408       37,027
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       109           --          20         147           33
   Administrative charge                                                 13           --           4          23            4
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         202           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       122           --          24         372           37
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $106,684          $--     $28,469    $198,036      $36,990
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $106,684          $--     $28,469    $198,036      $36,990
=============================================================================================================================
Accumulation units outstanding                                      103,029           --      30,551     212,595       39,733
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.03       $0.93       $0.93        $0.93
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEIG4        WEIG5       WEIG8        UEMA1       UEMA2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $137,299      $11,002         $16      $6,956      $60,894
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $134,955      $10,840         $15      $6,814      $61,202
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        4,050           --          --          --           81
Receivable from mutual funds and portfolios
for share redemptions                                                   135           12          --           6           53
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        139,140       10,852          15       6,820       61,336
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       120           11          --           5           46
   Administrative charge                                                 15            1          --           1            7
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             4,050           --          --          --           81
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,185           12          --           6          134
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $134,955      $10,840         $15      $6,814      $61,202
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $134,955      $10,840         $15      $6,814      $61,202
=============================================================================================================================
Accumulation units outstanding                                      145,047       11,651          16       7,144       64,174
=============================================================================================================================
Net asset value per accumulation unit                                 $0.93        $0.93       $0.93       $0.95        $0.95
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEMA3        UEMA4       WEMA5        WEMA8       UEOE1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $10,206      $81,213      $3,456          $7      $83,427
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $10,195      $79,415      $3,421          $7      $83,121
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          450          --          --        4,018
Receivable from mutual funds and portfolios
for share redemptions                                                    11           85           4          --           68
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         10,206       79,950       3,425           7       87,207
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        10           76           4          --           58
   Administrative charge                                                  1            9          --          --           10
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          450          --          --        4,018
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11          535           4          --        4,086
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              $10,195      $79,415      $3,421          $7      $83,121
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $10,195      $79,415      $3,421          $7      $83,121
=============================================================================================================================
Accumulation units outstanding                                       10,696       83,373       3,592           8       86,185
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.95       $0.95        $0.96
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEOE2        UEOE3       UEOE4        WEOE5       WEOE8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $344,930      $41,702    $277,852     $13,386       $2,851
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $338,454      $40,784    $265,804     $12,975       $2,654
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        7,544           --       5,550          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   290           42         287          16            4
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        346,288       40,826     271,641      12,991        2,658
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       250           37         255          13            4
   Administrative charge                                                 40            5          32           2           --
   Contract terminations                                                 --           --          --           1           --
Payable to mutual funds and portfolios
for investments purchased                                             7,544           --       5,550          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7,834           42       5,837          16            4
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $338,454      $40,784    $265,804     $12,975       $2,654
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $338,454      $40,784    $265,804     $12,975       $2,654
=============================================================================================================================
Accumulation units outstanding                                      351,068       42,317     275,988      13,474        2,759
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.96        $0.96
================================================================================================================================

                                                                                 Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UESM1        UESM2       UESM3        UESM4       WESM5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $71,092     $459,175    $150,413    $379,930       $6,405
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $71,471     $459,671    $150,109    $377,928       $6,381
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       15,876        7,382      35,000       4,984           --
Receivable from mutual funds and portfolios
for share redemptions                                                    47          394         108         398            7
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         87,394      467,447     185,217     383,310        6,388
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        40          340          95         354            6
   Administrative charge                                                  7           54          13          44            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                            15,876        7,382      35,000       4,984           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    15,923        7,776      35,108       5,382            7
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              $71,471     $459,671    $150,109    $377,928       $6,381
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $71,471     $459,671    $150,109    $377,928       $6,381
=============================================================================================================================
Accumulation units outstanding                                       74,849      481,601     157,364     396,379        6,692
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.95       $0.95        $0.95
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WESM8        UEST1       UEST2        UEST3       UEST4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $2,324          $--    $150,401     $79,660     $353,013
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $2,299          $--    $148,662     $79,772     $352,160
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     3            1         127          37          129
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          2,302            1     148,789      79,809      352,289
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         3           --         110          33          115
   Administrative charge                                                 --           --          17           4           14
   Contract terminations                                                 --            1          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         3            1         127          37          129
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               $2,299          $--    $148,662     $79,772     $352,160
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $2,299          $--    $148,662     $79,772     $352,160
=============================================================================================================================
Accumulation units outstanding                                        2,413           --     137,171      73,652      325,283
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $1.08       $1.08       $1.08        $1.08
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEST5        WEST8       UFMC1        UFMC2       WMDC6

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $4,202          $--     $79,314    $652,752   $1,488,607
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $4,175          $--     $79,594    $655,457   $1,366,295
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         920           --
Receivable from mutual funds and portfolios
for share redemptions                                                     5            1          67         512        1,487
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          4,180            1      79,661     656,889    1,367,782
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4            1          57         442        1,300
   Administrative charge                                                  1           --          10          70          177
   Contract terminations                                                 --           --          --          --           10
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         920           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         5            1          67       1,432        1,487
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               $4,175          $--     $79,594    $655,457   $1,366,295
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $4,175          $--     $79,594    $655,457   $1,366,295
=============================================================================================================================
Accumulation units outstanding                                        3,857           --      93,784     772,633    1,445,477
=============================================================================================================================
Net asset value per accumulation unit                                 $1.08        $1.08       $0.85       $0.85        $0.95
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFMC4        WMDC5       WMDC8        WMDC2       UMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $426,815     $252,211     $24,414     $43,607     $806,491
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $425,620     $236,032     $24,437     $39,601     $762,284
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,219        2,987          --          --        4,018
Receivable from mutual funds and portfolios
for share redemptions                                                   426          279          17          58          657
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        428,265      239,298      24,454      39,659      766,959
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       379          249          15          53          558
   Administrative charge                                                 47           30           2           5           99
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             2,219        2,987          --          --        4,018
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,645        3,266          17          58        4,675
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $425,620     $236,032     $24,437     $39,601     $762,284
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $425,620     $236,032     $24,437     $39,601     $762,284
=============================================================================================================================
Accumulation units outstanding                                      502,532      250,328      27,389      42,182      752,851
=============================================================================================================================
Net asset value per accumulation unit                                 $0.85        $0.94       $0.89       $0.94        $1.01
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UMSS2        PMSS1       UMSS4         EMU        SMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $6,387,251   $2,798,906  $7,050,675  $1,160,955     $861,709
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                      116,523           --      12,494         226           --
Receivable from mutual funds and portfolios
for share redemptions                                                 5,300       27,717       7,210       1,235       58,832
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,858,470    2,574,687   6,367,095   1,038,023      809,652
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     4,577        2,413       6,409       1,103        1,098
   Administrative charge                                                723          329         801         132          114
   Contract terminations                                                 --       24,975          --          --       57,620
Payable to mutual funds and portfolios
for investments purchased                                           116,523           --      12,494         226           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   121,823       27,717      19,704       1,461       58,832
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                           $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================
Accumulation units outstanding                                    5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================
Net asset value per accumulation unit                                 $1.01        $1.06       $1.00       $1.07        $1.09
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WMSS2        UOSM1       UOSM2        UOSM3       UOSM4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $136,474      $27,767    $159,624     $53,077      $70,607
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $125,078      $26,298    $158,253     $51,666      $68,673
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          40          --          300
Receivable from mutual funds and portfolios
for share redemptions                                                   178           23         126          50           70
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        125,256       26,321     158,419      51,716       69,043
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       162           20         109          44           62
   Administrative charge                                                 16            3          17           6            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          40          --          300
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       178           23         166          50          370
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $125,078      $26,298    $158,253     $51,666      $68,673
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $125,078      $26,298    $158,253     $51,666      $68,673
=============================================================================================================================
Accumulation units outstanding                                      123,227       33,098     199,299      65,056       86,643
=============================================================================================================================
Net asset value per accumulation unit                                 $1.02        $0.79       $0.79       $0.79        $0.79
================================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOSM5        WOSM8       UIGR1        UIGR2       PIGR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $3,481      $12,103     $26,898    $345,842   $5,440,195
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $3,436      $11,918     $26,171    $346,700   $3,662,172
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          71         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                     4            6          22         287        4,014
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,440       11,924      26,264     347,189    3,666,186
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4            5          19         248        3,532
   Administrative charge                                                 --            1           3          39          482
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         202           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4            6          22         489        4,014
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               $3,436      $11,918     $26,242    $346,700   $3,653,294
Net assets applicable to contracts in payment period                     --           --          --          --        8,878
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $3,436      $11,918     $26,242    $346,700   $3,662,172
=============================================================================================================================
Accumulation units outstanding                                        3,609       12,529      32,966     435,810    4,994,086
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.80       $0.80        $0.73
================================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                          Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UIGR4         EPL        WIGR8        WIGR2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $429,963   $1,974,066      $5,859    $475,689
----------------------------------------------------------------------------------------------------------------
   at market value                                                 $431,700   $1,401,442      $5,709    $315,265
Dividends receivable                                                     --           --          --          --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        4,941        4,626          --          --
Receivable from mutual funds and portfolios
for share redemptions                                                   431        1,680           8         834
----------------------------------------------------------------------------------------------------------------
Total assets                                                        437,072    1,407,748       5,717     316,099
================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       383        1,500           7         413
   Administrative charge                                                 48          180           1          41
   Contract terminations                                                 --           --          --         380
Payable to mutual funds and portfolios
for investments purchased                                             4,941        4,626          --          --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5,372        6,306           8         834
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                             $431,700   $1,401,442      $5,709    $315,265
Net assets applicable to contracts in payment period                     --           --          --          --
----------------------------------------------------------------------------------------------------------------
Total net assets                                                   $431,700   $1,401,442      $5,709    $315,265
================================================================================================================
Accumulation units outstanding                                      543,545    1,855,909       6,745     665,507
================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.76       $0.85       $0.47
===================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002                                     UBND1(1)     UBND2(1)      PBND1      UBND4(1)       ESI

Investment income

Dividend income from mutual funds and portfolios                       $767       $2,068      $7,847      $3,461     $625,114
Variable account expensess                                              145          429       1,934         877      173,542
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         622        1,639       5,913       2,584      451,572
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               46,991       30,025      81,348      18,892    4,207,943
   Cost of investments sold                                          47,220       30,052      82,255      18,980    4,447,902
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          635        2,849         487       3,681        8,641
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            $1,257       $4,488      $6,400      $6,265    $s460,213
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Investment income

Dividend income from mutual funds and portfolios                    $87,480       $6,940     $30,893     $25,453      $55,540
Variable account expenses                                            27,613        5,994      29,377      27,306       64,911
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      59,867          946       1,516      (1,853)      (9,371)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            3,682,250      436,704   1,773,768   2,676,501    9,991,982
   Cost of investments sold                                       3,728,507      436,712   1,773,803   2,676,545    9,992,062
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (32,095)           1           1           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $27,772         $947      $1,517     $(1,852)     $(9,371)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(1)     UDEI2(1)      PDEI1

Investment income

Dividend income from mutual funds and portfolios                   $132,708     $172,853         $56        $475       $6,650
Variable account expenses                                           158,763      240,323          32         255        5,314
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26,055)     (67,470)         24         220        1,336
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                           37,638,708   36,843,541       7,753      12,064       99,009
   Cost of investments sold                                      37,638,984   36,843,822       7,496      12,079      105,952
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            1            2         569       5,431      (91,299)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                          $(26,054)    $(67,468)       $593      $5,651     $(89,963)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(1)       WDEI5       SDEI1        WDEI2       UNDM1

Investment income

Dividend income from mutual funds and portfolios                       $969       $3,097      $4,969        $522         $127
Variable account expenses                                               530        2,674       5,483         557          231
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         439          423        (514)        (35)        (104)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,955       78,147     329,616       2,626        8,056
   Cost of investments sold                                          17,303       94,932     367,972       2,828        8,520
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)        (464)
Distributions from capital gains                                         --          602       1,519         129           13
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)      (5,024)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,767      (48,805)    (79,228)     (7,285)      (5,475)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            $7,206     $(48,382)   $(79,742)    $(7,320)     $(5,579)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UNDM2        PNDM1       UNDM4         EGD        SNDM1

Investment income

Dividend income from mutual funds and portfolios                     $1,025      $14,999      $1,055     $23,185       $9,158
Variable account expenses                                             1,962       36,622       2,526      64,316       29,188
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (937)     (21,623)     (1,471)    (41,131)     (20,030)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               48,711      854,578      41,052     931,214    1,804,673
   Cost of investments sold                                          56,557    1,201,245      49,212   1,320,486    2,492,473
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (7,846)    (346,667)     (8,160)   (389,272)    (687,800)
Distributions from capital gains                                         79        2,779         133       4,843        2,132
Net change in unrealized appreciation
or depreciation of investments                                      (33,121)    (455,998)    (35,734)   (835,351)     129,507
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (40,888)    (799,886)    (43,761) (1,219,780)    (556,161)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                          $(41,825)   $(821,509)   $(45,232)$(1,260,911)   $(576,191)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                          WNDM2      USVA1(1)    USVA2(1)     WSVA6(2)    USVA4(1)

Investment income

Dividend income from mutual funds and portfolios                     $1,907          $15         $53         $24          $29
Variable account expenses                                             6,604           51         130         132           71
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4,697)         (36)        (77)       (108)         (42)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              215,016        3,713      15,269       7,263        2,987
   Cost of investments sold                                         323,233        3,573      15,691       9,148        3,115
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (108,217)         140        (422)     (1,885)        (128)
Distributions from capital gains                                        437           54         187          84          103
Net change in unrealized appreciation
or depreciation of investments                                       12,018          132       1,468      (1,673)       1,188
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (95,762)         326       1,233      (3,474)       1,163
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                         $(100,459)        $290      $1,156     $(3,582)      $1,121
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA5(2)     WSVA8(3)    WSVA2(2)     UABA1(1)    UABA2(1)

Investment income

Dividend income from mutual funds and portfolios                        $25           $4         $--          $1           $6
Variable account expenses                                               102            6           2         160        1,327
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (77)          (2)         (2)       (159)      (1,321)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  134          139         136      23,736        7,236
   Cost of investments sold                                             152          141         172      23,011        7,563
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (18)          (2)        (36)        725         (327)
Distributions from capital gains                                         91           13           1          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (908)         (27)         --        (320)      (5,381)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (835)         (16)        (35)        405       (5,708)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             $(912)        $(18)       $(37)       $246      $(7,029)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UABA3(1)     UABA4(1)    WABA5(3)     WABA8(3)    UEBC1(3)

Investment income

Dividend income from mutual funds and portfolios                         $1           $3         $--         $--          $35
Variable account expenses                                               195          856          22           1           18
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (194)        (853)        (22)         (1)          17
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                1,154        7,937       1,181        $117        7,632
   Cost of investments sold                                           1,257        8,363       1,162         117        7,593
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (103)        (426)         19          --           39
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,278)      (5,464)         49          --         (383)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,381)      (5,890)         68          --         (344)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $(1,575)     $(6,743)        $46         $(1)       $(327)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEBC2(3)     UEBC3(3)    UEBC4(3)     WEBC5(3)    WEBC8(3)

Investment income

Dividend income from mutual funds and portfolios                       $471          $55        $277         $24          $10
Variable account expenses                                               273           48         206          20            7
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         198            7          71           4            3
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               11,240        1,887       4,593         926          145
   Cost of investments sold                                          11,056        1,892       4,640         915          151
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        184           (5)        (47)         11           (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,596)        (328)     (1,619)       (191)        (135)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,412)        (333)     (1,666)       (180)        (141)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $(1,214)       $(326)    $(1,595)      $(176)       $(138)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UECG1(3)     UECG2(3)    UECG3(3)     UECG4(3)    WECG5(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                53          512          77         413           27
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (53)        (512)        (77)       (413)         (27)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                7,214       13,072       1,794       3,266        1,228
   Cost of investments sold                                           6,955       12,952       1,834       3,374        1,224
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        259          120         (40)       (108)           4
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          480        6,568         380       1,851           15
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          739        6,688         340       1,743           19
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $686       $6,176        $263      $1,330          $(8)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WECG8(3)     UECB1(3)    UECB2(3)     UECB3(3)    UECB4(3)

Investment income

Dividend income from mutual funds and portfolios                        $--       $2,944     $11,701      $2,418       $9,922
Variable account expenses                                                 6          502       1,883         466        1,857
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (6)       2,442       9,818       1,952        8,065
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  142      119,211      67,591       6,279        5,652
   Cost of investments sold                                             143      119,366      67,501       6,238        5,641
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)        (155)         90          41           11
Distributions from capital gains                                         --        1,386       5,182       1,160        3,789
Net change in unrealized appreciation
or depreciation of investments                                          (17)        (414)        399         211          635
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (18)         817       5,671       1,412        4,435
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $(24)      $3,259     $15,489      $3,364      $12,500
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WECB5(3)     WECB8(3)    UEEI1(3)     UEEI2(3)    UEEI3(3)

Investment income

Dividend income from mutual funds and portfolios                     $1,336          $--        $447      $5,304         $290
Variable account expenses                                               206           --          43         690           52
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,130           --         404       4,614          238
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  479           --       4,940      47,479        1,808
   Cost of investments sold                                             480           --       4,895      46,757        1,820
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          --          45         722          (12)
Distributions from capital gains                                        680           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (501)          --      (1,398)        392         (478)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          178           --      (1,353)      1,114         (490)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            $1,308          $--       $(949)     $5,728        $(252)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEEI4(3)     WEEI5(3)    WEEI8(3)     UEFF1(3)    UEFF2(3)

Investment income

Dividend income from mutual funds and portfolios                     $2,288         $119         $89        $178       $3,108
Variable account expenses                                               319           20          12          20          340
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,969           99          77         158        2,768
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                4,228          868         151      15,157       31,066
   Cost of investments sold                                           4,275          856         155      15,043       30,765
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (47)          12          (4)        114          301
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (4,650)        (185)       (496)       (225)         688
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4,697)        (173)       (500)       (111)         989
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $(2,728)        $(74)      $(423)        $47       $3,757
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEFF3(3)     UEFF4(3)    WEFF5(3)     WEFF8(3)    UEGO1(3)

Investment income

Dividend income from mutual funds and portfolios                       $187         $615          $4          $3          $82
Variable account expenses                                                22           51          49          --           18
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         165          564         (45)          3           64
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  141          193     127,341         123        7,523
   Cost of investments sold                                             142          199     123,356         122        7,555
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          (6)      3,985           1          (32)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (63)        (883)         --          --         (323)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (64)        (889)      3,985           1         (355)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $101        $(325)     $3,940          $4        $(291)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGO2(3)     UEGO3(3)    UEGO4(3)     WEGO5(3)    WEGO8(3)

Investment income

Dividend income from mutual funds and portfolios                     $1,205         $147        $723         $58           $1
Variable account expenses                                               281           51         222          21            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         924           96         501          37           --
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               11,624        1,882       5,186       1,257          132
   Cost of investments sold                                          11,534        1,909       5,242       1,253          139
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         90          (27)        (56)          4           (7)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (3,203)        (642)     (2,528)       (273)          (1)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3,113)        (669)     (2,584)       (269)          (8)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $(2,189)       $(573)    $(2,083)      $(232)         $(8)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGR1(3)     UEGR2(3)    UEGR3(3)     UEGR4(3)    WEGR5(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                12          255          26          96            9
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (12)        (255)        (26)        (96)          (9)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                4,003        5,013         740       1,779          510
   Cost of investments sold                                           3,904        4,985         740       1,799          502
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         99           28          --         (20)           8
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (36)        (591)        181         834           42
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           63         (563)        181         814           50
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               $51        $(818)       $155        $718          $41
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEGR8(3)     UEHI1(3)    UEHI2(3)     UEHI3(3)    UEHI4(3)

Investment income

Dividend income from mutual funds and portfolios                        $--       $2,577      $5,344      $2,021       $8,853
Variable account expenses                                                 1          240         343         151          791
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)       2,337       5,001       1,870        8,062
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  141      115,653      14,948       7,888        1,680
   Cost of investments sold                                             136      115,439      14,898       7,880        1,686
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          5          214          50           8           (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                            1          540      (1,249)       (685)       1,063
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            6          754      (1,199)       (677)       1,057
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                                $5       $3,091      $3,802      $1,193       $9,119
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEHI5(3)     WEHI8(3)    UEIG1(3)     UEIG2(3)    UEIG3(3)

Investment income

Dividend income from mutual funds and portfolios                     $2,626           $3        $455      $3,064         $523
Variable account expenses                                               248           --          59         321           83
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,378            3         396       2,743          440
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  266          125       7,659      14,477        2,110
   Cost of investments sold                                             264          123       7,734      14,577        2,133
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          2            2         (75)       (100)         (23)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          803           --        (623)     (2,379)        (646)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          805            2        (698)     (2,479)        (669)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            $3,183           $5       $(302)       $264        $(229)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEIG4(3)     WEIG5(3)    WEIG8(3)     UEMA1(3)    UEMA2(3)

Investment income

Dividend income from mutual funds and portfolios                     $1,902         $153          $2         $--          $--
Variable account expenses                                               261           23           1          12          110
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,641          130           1         (12)        (110)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                4,592          904         132       3,964        3,380
   Cost of investments sold                                           4,694          905         142       3,922        3,383
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (102)          (1)        (10)         42           (3)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (2,344)        (162)         (1)       (142)         308
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2,446)        (163)        (11)       (100)         305
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             $(805)        $(33)       $(10)      $(112)        $195
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEMA3(3)     UEMA4(3)    WEMA5(3)     WEMA8(3)    UEOE1(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                27          143           8           1          198
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (27)        (143)         (8)         (1)        (198)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  748        1,936         508         138        7,924
   Cost of investments sold                                             743        1,946         506         137        7,594
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          5          (10)          2           1          330
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (11)      (1,798)        (35)         --         (306)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (6)      (1,808)        (33)          1           24
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $(33)     $(1,951)       $(41)        $--        $(174)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEOE2(3)     UEOE3(3)    UEOE4(3)     WEOE5(3)    WEOE8(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               624          101         478          28            5
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (624)        (101)       (478)        (28)          (5)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               11,593        2,893       5,298       1,287          143
   Cost of investments sold                                          11,599        2,907       5,363       1,262          154
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (6)         (14)        (65)         25          (11)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (6,476)        (918)    (12,048)       (411)        (197)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (6,482)        (932)    (12,113)       (386)        (208)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $(7,106)     $(1,033)   $(12,591)      $(414)       $(213)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UESM1(3)     UESM2(3)    UESM3(3)     UESM4(3)    WESM5(3)

Investment income

Dividend income from mutual funds and portfolios                        $56         $447        $114        $368           $6
Variable account expenses                                               130          817         165         692           12
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (74)        (370)        (51)       (324)          (6)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                3,422       19,549       2,939      17,696          449
   Cost of investments sold                                           3,355       20,103       3,188      18,528          452
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         67         (554)       (249)       (832)          (3)
Distributions from capital gains                                      1,175        6,786       1,970       6,774          130
Net change in unrealized appreciation
or depreciation of investments                                          379          496        (304)     (2,002)         (24)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,621        6,728       1,417       3,940          103
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            $1,547       $6,358      $1,366      $3,616          $97
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WESM8(3)     UEST1(3)    UEST2(3)     UEST3(3)    UEST4(3)

Investment income

Dividend income from mutual funds and portfolios                         $2           $8      $7,103      $1,445       $4,985
Variable account expenses                                                 5           58         199          69          321
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (3)         (50)      6,904       1,376        4,664
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  139      299,075       3,555         221       29,806
   Cost of investments sold                                             141      299,984       3,470         220       29,216
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2)        (909)         85           1          590
Distributions from capital gains                                         59           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (25)          --      (1,739)        112         (853)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           32         (909)     (1,654)        113         (263)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               $29        $(959)     $5,250      $1,489       $4,401
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEST5(3)     WEST8(3)    UFMC1(1)     UFMC2(1)    WMDC6(4)

Investment income

Dividend income from mutual funds and portfolios                       $223           $7         $--         $--       $5,903
Variable account expenses                                                10            1         177       1,321       14,226
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         213            6        (177)     (1,321)      (8,323)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  161          130       3,295      33,553      152,571
   Cost of investments sold                                             162          127       3,345      34,468      164,918
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)           3         (50)       (915)     (12,347)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (27)          --         280       2,705     (146,333)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (28)           3         230       1,790     (158,680)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $185           $9         $53        $469    $(167,003)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC4(1)     WMDC5(4)    WMDC8(5)     WMDC2(4)      UMSS1

Investment income

Dividend income from mutual funds and portfolios                        $--         $907         $--        $109       $2,893
Variable account expenses                                             1,160        2,412          25         504        3,799
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,160)      (1,505)        (25)       (395)        (906)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,290       25,673          40      10,999      165,253
   Cost of investments sold                                          15,936       28,101          40      10,807      181,355
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (646)      (2,428)         --         192      (16,102)
Distributions from capital gains                                         --           --          --          --        7,174
Net change in unrealized appreciation
or depreciation of investments                                       (1,195)     (20,709)         23      (4,282)     (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,841)     (23,137)         23      (4,090)     (54,552)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           $(3,001)    $(24,642)        $(2)    $(4,485)    $(55,458)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Investment income

Dividend income from mutual funds and portfolios                    $34,669      $13,030     $38,066      $8,848      $14,201
Variable account expenses                                            42,386       18,475      55,917      12,800       16,415
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7,717)      (5,445)    (17,851)     (3,952)      (2,214)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              270,313      359,119     451,895     400,698    1,338,340
   Cost of investments sold                                         288,445      381,368     508,355     454,278    1,538,705
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18,132)     (22,249)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (613,123)    (241,195)   (675,229)   (148,679)    (256,312)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                         $(620,840)   $(246,640)  $(693,080)  $(152,631)   $(258,526)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WMSS2      UOSM1(1)    UOSM2(1)     UOSM3(1)    UOSM4(1)

Investment income

Dividend income from mutual funds and portfolios                       $556          $--         $--         $--          $--
Variable account expenses                                             1,283           60         254         122          184
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (727)         (60)       (254)       (122)        (184)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                6,618        2,167       2,012         738        1,286
   Cost of investments sold                                           6,756        2,252       2,120         759        1,354
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (138)         (85)       (108)        (21)         (68)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)      (1,469)     (1,371)     (1,411)      (1,934)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (10,413)      (1,554)     (1,479)     (1,432)      (2,002)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                          $(11,140)     $(1,614)    $(1,733)    $(1,554)     $(2,186)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOSM5(3)     WOSM8(3)    UIGR1(1)     UIGR2(1)      PIGR1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--      $33,739
Variable account expenses                                                 7            7          58         666       50,339
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (7)          (7)        (58)       (666)     (16,600)
==============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   34            6       7,653      20,834      633,376
   Cost of investments sold                                              35            6       7,821      21,334      901,519
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          --        (168)       (500)    (268,143)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (45)        (185)       (727)        858     (548,102)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (46)        (185)       (895)        358     (816,245)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $(53)       $(192)      $(953)      $(308)   $(832,845)
==============================================================================================================================

                                                                         Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR4(1)        EPL      WIGR8(5)       WIGR2

Investment income

Dividend income from mutual funds and portfolios                        $--      $13,244         $--      $3,432
Variable account expenses                                               983       21,240           9       6,644
----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (983)      (7,996)         (9)     (3,212)
=================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               14,608      657,182          25     121,629
   Cost of investments sold                                          15,438      863,475          26     179,690
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (830)    (206,293)         (1)    (58,061)
Distributions from capital gains                                         --           --          --          --
Net change in unrealized appreciation
or depreciation of investments                                        1,737     (102,127)       (150)    (25,244)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          907     (308,420)       (151)    (83,305)
-----------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              $(76)   $(316,416)      $(160)   $(86,517)
=================================================================================================================

(1)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.

(5)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002                                       UBND1(2)     UBND2(2)      PBND1      UBND4(2)       ESI

Operations

Investment income (loss) -- net                                        $622       $1,639      $5,913      $2,584     $451,572
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             1,257        4,488       6,400       6,265      460,213
=============================================================================================================================

Contract transactions

Contract purchase payments                                           42,684      170,740     103,102     266,252      115,240
Net transfers(1)                                                     24,710       50,858     (12,143)     49,175     (778,583)
Annuity payments                                                         --           --          --          --       (1,056)
Contract terminations:
   Surrender benefits and contract charges                           (2,750)      (2,164)       (308)     (1,027)  (1,595,988)
   Death benefits                                                        --           --          --          --     (190,740)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       64,644      219,434      90,651     314,400   (2,451,127)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     110,705          --   13,122,338
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --      99,294          --    8,923,249
Contract purchase payments                                           41,768      167,559      91,236     261,460       77,390
Net transfers(1)                                                     24,216       49,754     (11,455)     48,165     (530,376)
Contract terminations:
   Surrender benefits and contract charges                           (2,687)      (2,116)       (293)     (1,014)  (1,069,075)
   Death benefits                                                        --           --          --          --     (128,938)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Operations

Investment income (loss) -- net                                     $59,867         $946      $1,516     $(1,853)     $(9,371)
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            27,772          947       1,517      (1,852)      (9,371)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,967      134,387     972,206     636,426      340,144
Net transfers(1)                                                   (294,594)      23,188    (441,169)   (169,610)    (232,797)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (230,155)      (6,125)   (425,139)   (128,613)    (868,671)
   Death benefits                                                        --           --          --     (52,098)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (502,782)     151,450     105,898     286,105     (761,324)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,490,663      585,778   2,857,398   2,423,140    4,054,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,362,937      554,322   2,828,091   2,250,084    3,857,418
Contract purchase payments                                           19,849      126,978     961,442     591,297      323,747
Net transfers(1)                                                   (279,257)      21,920    (436,267)   (157,350)    (224,571)
Contract terminations:
   Surrender benefits and contract charges                         (209,381)      (5,788)   (420,620)   (119,420)    (826,630)
   Death benefits                                                        --           --          --     (48,363)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(2)     UDEI2(2)      PDEI1

Operations

Investment income (loss) -- net                                    $(26,055)    $(67,470)        $24        $220       $1,336
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           (26,054)     (67,468)        593       5,651      (89,963)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          853,847    1,790,685      19,850     106,973       31,651
Net transfers(1)                                                  2,798,540    6,543,806          --      34,659      155,114
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                       (3,346,521)  (6,326,252)        (78)       (943)      (9,183)
   Death benefits                                                   (99,291)    (450,699)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      206,575    1,557,540      19,772     140,689      177,582
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,625,240   11,961,867          --          --      344,421
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            8,408,678   11,399,177          --          --      341,828
Contract purchase payments                                          677,567    1,708,626      26,089     143,578       37,490
Net transfers(1)                                                  2,206,965    6,237,644          --      44,461      167,616
Contract terminations:
   Surrender benefits and contract charges                       (2,642,707)  (6,038,708)       (100)     (1,205)     (10,754)
   Death benefits                                                   (78,597)    (430,372)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(2)       WDEI5       SDEI1        WDEI2       UNDM1

Operations

Investment income (loss) -- net                                        $439         $423       $(514)       $(35)       $(104)
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)        (464)
Distributions from capital gains                                         --          602       1,519         129           13
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)      (5,024)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             7,206      (48,382)    (79,742)     (7,320)      (5,579)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          199,609       59,282      70,114          --       33,505
Net transfers(1)                                                     35,134       72,944     (80,662)      3,335       12,797
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (117)      (1,980)   (152,005)     (2,062)         (87)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      234,626      130,246    (162,553)      1,273       46,215
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      124,798     396,114      36,955       15,213
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $241,832     $206,662    $153,819     $30,908      $55,849
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      114,711     367,200      34,122       20,086
Contract purchase payments                                          264,029       61,403      75,374          --       54,096
Net transfers(1)                                                     45,405       63,894     (95,122)      3,898       21,294
Contract terminations:
   Surrender benefits and contract charges                             (148)      (2,095)   (168,503)     (2,188)        (118)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    309,286      237,913     178,949      35,832       95,358
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UNDM2        PNDM1       UNDM4         EGD        SNDM1

Operations

Investment income (loss) -- net                                       $(937)    $(21,623)    $(1,471)   $(41,131)    $(20,030)
Net realized gain (loss) on sales of investments                     (7,846)    (346,667)     (8,160)   (389,272)    (687,800)
Distributions from capital gains                                         79        2,779         133       4,843        2,132
Net change in unrealized appreciation
or depreciation of investments                                      (33,121)    (455,998)    (35,734)   (835,351)     129,507
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           (41,825)    (821,509)    (45,232) (1,260,911)    (576,191)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          227,137      637,544     158,293      98,844      123,975
Net transfers(1)                                                    170,038       12,005     147,899      19,201     (118,031)
Annuity payments                                                         --       (5,743)         --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (4,429)    (131,662)    (10,100)   (351,159)    (323,036)
   Death benefits                                                        --           --          --     (31,761)     (55,418)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      392,746      512,144     296,092    (264,875)    (372,510)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      61,309    3,005,185     145,315   5,370,338    2,139,128
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $412,230   $2,695,820    $396,175  $3,844,552   $1,190,427
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                               80,914    3,478,255     193,128   4,236,699    2,896,006
Contract purchase payments                                          368,230      827,292     261,537      92,519      209,840
Net transfers(1)                                                    262,435      (57,721)    241,614     (43,333)    (387,824)
Contract terminations:
   Surrender benefits and contract charges                           (7,276)    (185,235)    (13,628)   (320,023)    (535,493)
   Death benefits                                                        --           --          --     (27,556)     (85,870)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    704,303    4,062,591     682,651   3,938,306    2,096,659
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WNDM2      USVA1(2)    USVA2(2)     WSVA6(3)    USVA4(2)

Operations

Investment income (loss) -- net                                     $(4,697)        $(36)       $(77)      $(108)        $(42)
Net realized gain (loss) on sales of investments                   (108,217)         140        (422)     (1,885)        (128)
Distributions from capital gains                                        437           54         187          84          103
Net change in unrealized appreciation
or depreciation of investments                                       12,018          132       1,468      (1,673)       1,188
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                          (100,459)         290       1,156      (3,582)       1,121
=============================================================================================================================

Contract transactions

Contract purchase payments                                           (3,991)      15,962      49,529      10,597       25,485
Net transfers(1)                                                   (167,430)          --       2,164      14,944        8,745
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (25,212)         (80)       (352)       (172)         (89)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (196,633)      15,882      51,341      25,369       34,141
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     493,837           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $196,745      $16,172     $52,497     $21,787      $35,262
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              700,758           --          --          --           --
Contract purchase payments                                           (5,747)      20,602      64,272      13,967       33,463
Net transfers(1)                                                   (291,564)          --       2,745      13,798       11,427
Contract terminations:                                                   --
   Surrender benefits and contract charges                          (40,071)        (101)       (445)       (218)        (113)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    363,376       20,501      66,572      27,547       44,777


See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA5(3)     WSVA8(4)    WSVA2(3)     UABA1(2)    UABA2(2)

Operations

Investment income (loss) -- net                                        $(77)         $(2)        $(2)      $(159)     $(1,321)
Net realized gain (loss) on sales of investments                        (18)          (2)        (36)        725         (327)
Distributions from capital gains                                         91           13           1          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (908)         (27)         --        (320)      (5,381)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              (912)         (18)        (37)        246       (7,029)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           24,983        3,215         171      45,107      392,804
Net transfers(1)                                                      3,421            5          --      40,290      155,237
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (168)        (138)       (134)        (76)      (1,853)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       28,236        3,082          37      85,321      546,188
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $27,324       $3,064         $--     $85,567     $539,159
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           30,481        3,340         171      60,323      510,183
Net transfers(1)                                                      4,316            5          --      52,695      203,461
Contract terminations:
   Surrender benefits and contract charges                             (213)        (144)       (171)       (101)      (2,366)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     34,584        3,201          --     112,917      711,278
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UABA3(2)     UABA4(2)    WABA5(4)     WABA8(4)    UEBC1(4)

Operations

Investment income (loss) -- net                                       $(194)       $(853)       $(22)        $(1)         $17
Net realized gain (loss) on sales of investments                       (103)        (426)         19          --           39
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,278)      (5,464)         49          --         (383)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            (1,575)      (6,743)         46          (1)        (327)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           50,963      265,320       8,031         116       11,790
Net transfers(1)                                                     18,983      135,516       2,274          17          394
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (126)      (2,959)       (136)       (115)        (158)
   Death benefits                                                      (330)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       69,490      397,877      10,169          18       12,026
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $67,915     $391,134     $10,215         $17      $11,699
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           65,544      344,172       8,490         124       11,989
Net transfers(1)                                                     24,791      176,604       2,391          18          396
Contract terminations:
   Surrender benefits and contract charges                             (167)      (3,982)       (144)       (124)        (165)
   Death benefits                                                      (499)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     89,669      516,794      10,737          18       12,220
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEBC2(4)     UEBC3(4)    UEBC4(4)     WEBC5(4)    WEBC8(4)

Operations

Investment income (loss) -- net                                        $198           $7         $71          $4           $3
Net realized gain (loss) on sales of investments                        184           (5)        (47)         11           (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,596)        (328)     (1,619)       (191)        (135)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            (1,214)        (326)     (1,595)       (176)        (138)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          159,202       18,933      83,487       7,806        3,556
Net transfers(1)                                                      5,543          896      21,283       1,612           17
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,131)        (163)       (182)       (138)        (137)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      163,614       19,666     104,588       9,280        3,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $162,400      $19,340    $102,993      $9,104       $3,298
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          165,163       19,979      86,049       8,017        3,581
Net transfers(1)                                                      5,654          908      21,873       1,651           17
Contract terminations:
   Surrender benefits and contract charges                           (1,140)        (671)       (190)       (144)        (144)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    169,677       20,216     107,732       9,524        3,454
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UECG1(4)     UECG2(4)    UECG3(4)     UECG4(4)    WECG5(4)

Operations

Investment income (loss) -- net                                        $(53)       $(512)       $(77)      $(413)        $(27)
Net realized gain (loss) on sales of investments                        259          120         (40)       (108)           4
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          480        6,568         380       1,851           15
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               686        6,176         263       1,330           (8)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           30,393      259,041      30,775     158,340       11,359
Net transfers(1)                                                      5,678       21,172       6,734      46,846        1,564
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (156)      (1,112)       (160)       (180)        (135)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       35,915      279,101      37,349     205,006       12,788
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $36,601     $285,277     $37,612    $206,336      $12,780
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           32,589      277,948      32,453     167,301       11,895
Net transfers(1)                                                      5,896       22,015       7,135      49,254        1,649
Contract terminations:
   Surrender benefits and contract charges                             (163)      (1,153)       (168)       (188)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     38,322      298,810      39,420     216,367       13,403
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WECG8(4)     UECB1(4)    UECB2(4)     UECB3(4)    UECB4(4)

Operations

Investment income (loss) -- net                                         $(6)      $2,442      $9,818      $1,952       $8,065
Net realized gain (loss) on sales of investments                         (1)        (155)         90          41           11
Distributions from capital gains                                         --        1,386       5,182       1,160        3,789
Net change in unrealized appreciation
or depreciation of investments                                          (17)        (414)        399         211          635
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               (24)       3,259      15,489       3,364       12,500
=============================================================================================================================

Contract transactions

Contract purchase payments                                            3,412      147,209     848,968     290,373      699,422
Net transfers(1)                                                         20      101,749      64,263      19,211       74,386
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (136)      (1,705)     (1,954)       (163)      (1,290)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3,296      247,253     911,277     309,421      772,518
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $3,272     $250,512    $926,766    $312,785     $785,018
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            3,556      143,286     830,944     283,068      685,101
Net transfers(1)                                                         21       99,390      62,965      18,768       72,527
Contract terminations:
   Surrender benefits and contract charges                             (142)      (1,664)     (1,909)       (652)      (1,264)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      3,435      241,012     892,000     301,184      756,364
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WECB5(4)     WECB8(4)    UEEI1(4)     UEEI2(4)    UEEI3(4)

Operations

Investment income (loss) -- net                                      $1,130          $--        $404      $4,614         $238
Net realized gain (loss) on sales of investments                         (1)          --          45         722          (12)
Distributions from capital gains                                        680           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (501)          --      (1,398)        392         (478)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             1,308           --        (949)      5,728         (252)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           97,487           --      28,331     343,995       27,371
Net transfers(1)                                                     11,065           15       7,882      26,146        1,285
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (145)          --      (2,152)     (1,152)        (165)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      108,407           15      34,061     368,989       28,491
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $109,715          $15     $33,112    $374,717      $28,239
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           95,078           --      28,621     364,316       28,149
Net transfers(1)                                                     10,796           15       7,829      25,078        1,290
Contract terminations:
   Surrender benefits and contract charges                             (140)          --      (2,157)     (1,155)        (170)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    105,734           15      34,293     388,239       29,269
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEEI4(4)     WEEI5(4)    WEEI8(4)     UEFF1(4)    UEFF2(4)

Operations

Investment income (loss) -- net                                      $1,969          $99         $77        $158       $2,768
Net realized gain (loss) on sales of investments                        (47)          12          (4)        114          301
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (4,650)        (185)       (496)       (225)         688
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            (2,728)         (74)       (423)         47        3,757
=============================================================================================================================

Contract transactions

Contract purchase payments                                          146,461        7,798      20,311       8,142      124,543
Net transfers(1)                                                     23,804        1,572          17       1,608        3,610
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (184)        (140)       (137)       (152)        (142)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      170,081        9,230      20,191       9,598      128,011
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $167,353       $9,156     $19,768      $9,645     $131,768
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          149,290        8,031      20,652       8,197      128,860
Net transfers(1)                                                     24,462        1,611          17       1,591        2,988
Contract terminations:
   Surrender benefits and contract charges                             (190)        (145)       (144)       (152)        (142)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    173,562        9,497      20,525       9,636      131,706
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEFF3(4)     UEFF4(4)    WEFF5(4)     WEFF8(4)    UEGO1(4)

Operations

Investment income (loss) -- net                                        $165         $564        $(45)         $3          $64
Net realized gain (loss) on sales of investments                         (1)          (6)      3,985           1          (32)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (63)        (883)         --          --         (323)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               101         (325)      3,940           4         (291)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            7,347       26,180      (3,798)        119       11,757
Net transfers(1)                                                        517           --          33          (1)          50
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (142)        (142)       (142)       (122)        (150)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7,722       26,038      (3,907)         (4)      11,657
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $7,823      $25,713         $33         $--      $11,366
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            7,454       25,870         142         122       12,448
Net transfers(1)                                                        513           --          33          --           53
Contract terminations:
   Surrender benefits and contract charges                             (142)        (142)       (142)       (122)        (164)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      7,825       25,728          33          --       12,337

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGO2(4)     UEGO3(4)    UEGO4(4)     WEGO5(4)    WEGO8(4)

Operations

Investment income (loss) -- net                                        $924          $96        $501         $37          $--
Net realized gain (loss) on sales of investments                         90          (27)        (56)          4           (7)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (3,203)        (642)     (2,528)       (273)          (1)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            (2,189)        (573)     (2,083)       (232)          (8)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          161,267       21,652      89,569       8,242          139
Net transfers(1)                                                     18,894          546      26,373       1,496           18
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,089)        (156)       (175)       (150)        (132)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      179,072       22,042     115,767       9,588           25
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $176,883      $21,469    $113,684      $9,356          $17
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          173,051       22,908      95,593       8,739          143
Net transfers(1)                                                     20,165          586      28,185       1,596           18
Contract terminations:
   Surrender benefits and contract charges                           (1,153)        (170)       (191)       (164)        (143)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    192,063       23,324     123,587      10,171           18
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGR1(4)     UEGR2(4)    UEGR3(4)     UEGR4(4)    WEGR5(4)

Operations

Investment income (loss) -- net                                        $(12)       $(255)       $(26)       $(96)         $(9)
Net realized gain (loss) on sales of investments                         99           28          --         (20)           8
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (36)        (591)        181         834           42
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                                51         (818)        155         718           41
=============================================================================================================================

Contract transactions

Contract purchase payments                                            7,494      169,386      25,138      35,188        2,958
Net transfers(1)                                                        124        2,547         273      10,148          665
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (160)        (603)       (162)       (170)        (140)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7,458      171,330      25,249      45,166        3,483
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $7,509     $170,512     $25,404     $45,884       $3,524
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            7,646      170,830      25,662      36,388        3,039
Net transfers(1)                                                        126        2,655         270      10,332          680
Contract terminations:
   Surrender benefits and contract charges                             (163)        (605)       (165)       (173)        (143)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      7,609      172,880      25,767      46,547        3,576
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEGR8(4)     UEHI1(4)    UEHI2(4)     UEHI3(4)    UEHI4(4)

Operations

Investment income (loss) -- net                                         $(1)      $2,337      $5,001      $1,870       $8,062
Net realized gain (loss) on sales of investments                          5          214          50           8           (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                            1          540      (1,249)       (685)       1,063
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                                 5        3,091       3,802       1,193        9,119
=============================================================================================================================

Contract transactions

Contract purchase payments                                              136       95,383     183,435     136,035      328,212
Net transfers(1)                                                          7           90      23,490         545       10,348
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (141)        (145)     (1,373)       (157)        (185)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2       95,328     205,552     136,423      338,375
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $7      $98,419    $209,354    $137,616     $347,494
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              143       94,737     180,304     132,444      325,676
Net transfers(1)                                                          7          290      22,955         526       10,017
Contract terminations:
   Surrender benefits and contract charges                             (143)        (140)     (1,335)       (151)        (178)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          7       94,887     201,924     132,819      335,515
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEHI5(4)     WEHI8(4)    UEIG1(4)     UEIG2(4)    UEIG3(4)

Operations

Investment income (loss) -- net                                      $2,378           $3        $396      $2,743         $440
Net realized gain (loss) on sales of investments                          2            2         (75)       (100)         (23)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          803           --        (623)     (2,379)        (646)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             3,183            5        (302)        264         (229)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           94,783          120      13,979     188,826       31,878
Net transfers(1)                                                      8,863           (1)     14,943      10,012        5,497
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (145)        (124)       (151)     (1,066)        (156)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      103,501           (5)     28,771     197,772       37,219
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $106,684          $--     $28,469    $198,036      $36,990
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           94,578          120      14,916     202,826       33,955
Net transfers(1)                                                      8,592           --      15,797      10,910        5,947
Contract terminations:
   Surrender benefits and contract charges                             (141)        (120)       (162)     (1,141)        (169)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    103,029           --      30,551     212,595       39,733
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEIG4(4)     WEIG5(4)    WEIG8(4)     UEMA1(4)    UEMA2(4)

Operations

Investment income (loss) -- net                                      $1,641         $130          $1        $(12)       $(110)
Net realized gain (loss) on sales of investments                       (102)          (1)        (10)         42           (3)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (2,344)        (162)         (1)       (142)         308
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                              (805)         (33)        (10)       (112)         195
=============================================================================================================================

Contract transactions

Contract purchase payments                                          108,042        9,642         141       7,082       59,204
Net transfers(1)                                                     27,893        1,381          15          --        2,387
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (175)        (150)       (131)       (156)        (584)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      135,760       10,873          25       6,926       61,007
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $134,955      $10,840         $15      $6,814      $61,202
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          115,326       10,329         142       7,308       62,319
Net transfers(1)                                                     29,910        1,485          16          --        2,455
Contract terminations:
   Surrender benefits and contract charges                             (189)        (163)       (142)       (164)        (600)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    145,047       11,651          16       7,144       64,174
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEMA3(4)     UEMA4(4)    WEMA5(4)     WEMA8(4)    UEOE1(4)

Operations

Investment income (loss) -- net                                        $(27)       $(143)        $(8)        $(1)       $(198)
Net realized gain (loss) on sales of investments                          5          (10)          2           1          330
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (11)      (1,798)        (35)         --         (306)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               (33)      (1,951)        (41)         --         (174)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           10,125       68,361       2,966         137       22,334
Net transfers(1)                                                        261       13,166         633           8       61,120
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (158)        (161)       (137)       (138)        (159)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10,228       81,366       3,462           7       83,295
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $10,195      $79,415      $3,421          $7      $83,121
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           10,596       69,949       3,079         144       22,744
Net transfers(1)                                                        266       13,593         657           8       63,606
Contract terminations:
   Surrender benefits and contract charges                             (166)        (169)       (144)       (144)        (165)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     10,696       83,373       3,592           8       86,185
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEOE2(4)     UEOE3(4)    UEOE4(4)     WEOE5(4)    WEOE8(4)

Operations

Investment income (loss) -- net                                       $(624)       $(101)      $(478)       $(28)         $(5)
Net realized gain (loss) on sales of investments                         (6)         (14)        (65)         25          (11)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (6,476)        (918)    (12,048)       (411)        (197)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            (7,106)      (1,033)    (12,591)       (414)        (213)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          303,336       36,894     246,809      11,938        2,986
Net transfers(1)                                                     43,356        5,088      31,784       1,591           20
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,132)        (165)       (198)       (140)        (139)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      345,560       41,817     278,395      13,389        2,867
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $338,454      $40,784    $265,804     $12,975       $2,654
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          308,298       37,951     244,194      12,018        2,884
Net transfers(1)                                                     43,893        5,127      32,000       1,602           19
Contract terminations:
   Surrender benefits and contract charges                           (1,123)        (761)       (206)       (146)        (144)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    351,068       42,317     275,988      13,474        2,759
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UESM1(4)     UESM2(4)    UESM3(4)     UESM4(4)    WESM5(4)

Operations

Investment income (loss) -- net                                        $(74)       $(370)       $(51)      $(324)         $(6)
Net realized gain (loss) on sales of investments                         67         (554)       (249)       (832)          (3)
Distributions from capital gains                                      1,175        6,786       1,970       6,774          130
Net change in unrealized appreciation
or depreciation of investments                                          379          496        (304)     (2,002)         (24)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                             1,547        6,358       1,366       3,616           97
=============================================================================================================================

Contract transactions

Contract purchase payments                                           36,437      388,106     140,444     340,379        5,209
Net transfers(1)                                                     33,642       66,644       8,454      34,111        1,209
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (155)      (1,437)       (155)       (178)        (134)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       69,924      453,313     148,743     374,312        6,284
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $71,471     $459,671    $150,109    $377,928       $6,381
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           38,674      410,736     148,662     360,377        5,536
Net transfers(1)                                                     36,338       72,412       8,865      36,190        1,297
Contract terminations:
   Surrender benefits and contract charges                             (163)      (1,547)       (163)       (188)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     74,849      481,601     157,364     396,379        6,692
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WESM8(4)     UEST1(4)    UEST2(4)     UEST3(4)    UEST4(4)

Operations

Investment income (loss) -- net                                         $(3)        $(50)     $6,904      $1,376       $4,664
Net realized gain (loss) on sales of investments                         (2)        (909)         85           1          590
Distributions from capital gains                                         59           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (25)          --      (1,739)        112         (853)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                                29         (959)      5,250       1,489        4,401
=============================================================================================================================

Contract transactions

Contract purchase payments                                            2,396      299,976      83,243      75,068      340,638
Net transfers(1)                                                          7     (298,866)     60,320       3,366        8,180
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (133)        (151)       (151)       (151)      (1,059)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2,270          959     143,412      78,283      347,759
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $2,299          $--    $148,662     $79,772     $352,160
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            2,546      291,570      79,816      70,551      318,617
Net transfers(1)                                                          8     (291,431)     57,494       3,240        7,678
Contract terminations:
   Surrender benefits and contract charges                             (141)        (139)       (139)       (139)      (1,012)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      2,413           --     137,171      73,652      325,283
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEST5(4)     WEST8(4)    UFMC1(2)     UFMC2(2)    WMDC6(5)

Operations

Investment income (loss) -- net                                        $213           $6       $(177)    $(1,321)     $(8,323)
Net realized gain (loss) on sales of investments                         (1)           3         (50)       (915)     (12,347)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (27)          --         280       2,705     (146,333)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               185            9          53         469     (167,003)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            4,141          120      66,211     475,166      252,931
Net transfers(1)                                                         --           --      14,437     181,200      734,591
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (151)        (129)     (1,107)     (1,378)      (9,607)
   Death benefits                                                        --           --          --          --         (355)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3,990           (9)     79,541     654,988      977,560
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --      555,738
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $4,175          $--     $79,594    $655,457   $1,366,295
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --      522,139
Contract purchase payments                                            3,996          120      77,992     558,560      249,600
Net transfers(1)                                                         --           --      17,098     215,714      684,000
Contract terminations:
   Surrender benefits and contract charges                             (139)        (120)     (1,306)     (1,641)      (9,852)
   Death benefits                                                        --           --          --          --         (410)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      3,857           --      93,784     772,633    1,445,477
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC4(2)     WMDC5(5)    WMDC8(6)     WMDC2(5)      UMSS1

Operations

Investment income (loss) -- net                                     $(1,160)     $(1,505)       $(25)      $(395)       $(906)
Net realized gain (loss) on sales of investments                       (646)      (2,428)         --         192      (16,102)
Distributions from capital gains                                         --           --          --          --        7,174
Net change in unrealized appreciation
or depreciation of investments                                       (1,195)     (20,709)         23      (4,282)     (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                            (3,001)     (24,642)         (2)     (4,485)     (55,458)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          336,372       73,393      24,450         (18)     528,400
Net transfers(1)                                                     95,011       87,964           7      35,827      242,677
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (2,762)        (509)        (18)        (38)     (24,633)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      428,621      160,848      24,439      35,771      746,444
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       99,826          --       8,315       71,298
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $425,620     $236,032     $24,437     $39,601     $762,284
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --       93,943          --       7,839       61,488
Contract purchase payments                                          395,083       72,258      27,402          --      483,766
Net transfers(1)                                                    113,150       84,663           8      34,385      232,459
Contract terminations:
   Surrender benefits and contract charges                           (5,701)        (536)        (21)        (42)     (24,862)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    502,532      250,328      27,389      42,182      752,851
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Operations

Investment income (loss) -- net                                     $(7,717)     $(5,445)   $(17,851)    $(3,952)     $(2,214)
Net realized gain (loss) on sales of investments                    (18,132)     (22,249)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                          (620,840)    (246,640)   (693,080)   (152,631)    (258,526)
==============================================================================================================================

Contract transactions

Contract purchase payments                                        2,705,068    1,199,516   2,756,558     220,117      181,458
Net transfers(1)                                                  2,277,487    1,338,861   2,783,378     367,398      511,276
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (135,217)     (31,289)    (78,543)    (69,009)    (239,302)
   Death benefits                                                   (19,498)     (20,935)     (5,777)     (3,193)     (37,229)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,827,840    2,486,153   5,455,616     515,313      416,203
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,529,647      307,457   1,584,855     673,880      593,143
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,321,211      251,581   1,373,613     546,335      472,993
Contract purchase payments                                        2,428,846    1,017,354   2,482,792     188,072      150,076
Net transfers(1)                                                  2,077,583    1,171,066   2,550,072     292,629      302,264
Contract terminations:
   Surrender benefits and contract charges                         (128,243)     (29,926)    (74,095)    (57,595)    (202,035)
   Death benefits                                                   (18,568)     (16,993)     (5,803)     (3,048)     (32,829)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WMSS2      UOSM1(2)    UOSM2(2)     UOSM3(2)    UOSM4(2)

Operations

Investment income (loss) -- net                                       $(727)        $(60)      $(254)      $(122)       $(184)
Net realized gain (loss) on sales of investments                       (138)         (85)       (108)        (21)         (68)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)      (1,469)     (1,371)     (1,411)      (1,934)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                           (11,140)      (1,614)     (1,733)     (1,554)      (2,186)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            1,322       27,586     103,407      48,155       47,011
Net transfers(1)                                                     87,148          406      57,082       5,194       23,937
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (242)         (80)       (503)       (129)         (89)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       88,228       27,912     159,986      53,220       70,859
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      47,990           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $125,078      $26,298    $158,253     $51,666      $68,673
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                               41,027           --          --          --           --
Contract purchase payments                                            1,447       32,457     129,268      58,773       56,681
Net transfers(1)                                                     80,980          742      70,650       6,446       30,075
Contract terminations:
   Surrender benefits and contract charges                             (227)        (101)       (619)       (163)        (113)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    123,227       33,098     199,299      65,056       86,643
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOSM5(4)     WOSM8(4)    UIGR1(2)     UIGR2(2)      PIGR1

Operations

Investment income (loss) -- net                                         $(7)         $(7)       $(58)      $(666)    $(16,600)
Net realized gain (loss) on sales of investments                         (1)          --        (168)       (500)    (268,143)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (45)        (185)       (727)        858     (548,102)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               (53)        (192)       (953)       (308)    (832,845)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            3,149       12,105      27,087     278,624      493,290
Net transfers(1)                                                        340            5         155      69,887     (151,461)
Annuity payments                                                         --           --          --          --       (1,800)
Contract terminations:
   Surrender benefits and contract charges                               --           --         (47)     (1,503)    (102,187)
   Death benefits                                                        --           --          --          --      (12,196)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3,489       12,110      27,195     347,008      225,646
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --    4,269,371
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $3,436      $11,918     $26,242    $346,700   $3,662,172
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --    4,730,889
Contract purchase payments                                            3,257       12,524      32,921     350,350      612,600
Net transfers(1)                                                        352            5         105      87,378     (200,488)
Contract terminations:
   Surrender benefits and contract charges                               --           --         (60)     (1,918)    (132,342)
   Death benefits                                                        --           --          --          --      (16,573)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      3,609       12,529      32,966     435,810    4,994,086
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                          Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR4(2)        EPL      WIGR8(6)       WIGR2

Operations

Investment income (loss) -- net                                       $(983)     $(7,996)        $(9)    $(3,212)
Net realized gain (loss) on sales of investments                       (830)    (206,293)         (1)    (58,061)
Distributions from capital gains                                         --           --          --          --
Net change in unrealized appreciation
or depreciation of investments                                        1,737     (102,127)       (150)    (25,244)
-----------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
resulting from operations                                               (76)    (316,416)       (160)    (86,517)
=================================================================================================================

Contract transactions

Contract purchase payments                                          364,747      147,833       5,869        (641)
Net transfers(1)                                                     67,101       62,726          17      12,227
Annuity payments                                                         --           --          --          --
Contract terminations:
   Surrender benefits and contract charges                              (72)    (107,086)        (17)    (18,610)
   Death benefits                                                        --      (37,057)         --     (18,305)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      431,776       66,416       5,869     (25,329)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --    1,651,442          --     427,111
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $431,700   $1,401,442      $5,709    $315,265
================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --    1,775,441          --     729,923
Contract purchase payments                                          458,849      177,170       6,746      (1,279)
Net transfers(1)                                                     84,788       73,923          20      14,455
Contract terminations:
   Surrender benefits and contract charges                              (92)    (125,002)        (21)    (35,206)
   Death benefits                                                        --      (45,623)         --     (42,386)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    543,545    1,855,909       6,745     665,507
================================================================================================================

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.

(6)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)


1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

Subaccount Investment                                                     Shares
--------------------------------------------------------------------------------
UBND1      AXP(R) Variable Portfolio - Bond Fund                           6,255
UBND2      AXP(R) Variable Portfolio - Bond Fund                          21,248
PBND1      AXP(R) Variable Portfolio - Bond Fund                          19,723
UBND4      AXP(R) Variable Portfolio - Bond Fund                          30,371
ESI        AXP(R) Variable Portfolio - Bond Fund                       1,056,976
SBND1      AXP(R) Variable Portfolio - Bond Fund                          96,593
--------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund              737,700
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund            2,966,480
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund            2,708,469
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund            3,316,848
EMS        AXP(R) Variable Portfolio - Cash Management Fund           10,778,772
SCMG1      AXP(R) Variable Portfolio -- Cash Management Fund          13,421,219
--------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund      2,539
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund     18,219
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     53,876
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund     30,045
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund     24,884
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     26,374
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund      3,856
--------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)              4,509
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             33,194
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)            219,701
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)             31,536
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)            309,652
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)             96,178
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             15,893
--------------------------------------------------------------------------------
USVA1      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       1,727
USVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       5,603
WSVA6      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       2,328
USVA4      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       3,710
WSVA5      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       2,600
WSVA8      AXP(R) Variable Portfolio - Partners Small Cap Value Fund         327
WSVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund          --
--------------------------------------------------------------------------------
UABA1      AIM V.I. Basic Value Fund, Series II Shares                    10,750
UABA2      AIM V.I. Basic Value Fund, Series II Shares                    67,734
UABA3      AIM V.I. Basic Value Fund, Series II Shares                     8,532
UABA4      AIM V.I. Basic Value Fund, Series II Shares                    49,137
WABA5      AIM V.I. Basic Value Fund, Series II Shares                     1,283
WABA8      AIM V.I. Basic Value Fund, Series II Shares                         2
--------------------------------------------------------------------------------
UEBC1      Evergreen VA Blue Chip Fund - Class 2                           2,024
UEBC2      Evergreen VA Blue Chip Fund - Class 2                          28,097
UEBC3      Evergreen VA Blue Chip Fund - Class 2                           3,346
UEBC4      Evergreen VA Blue Chip Fund - Class 2                          17,819
WEBC5      Evergreen VA Blue Chip Fund - Class 2                           1,575
WEBC8      Evergreen VA Blue Chip Fund - Class 2                             571
--------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount   Investment                                                 Shares
--------------------------------------------------------------------------------
UECG1        Evergreen VA Capital Growth Fund - Class 2                  3,389
UECG2        Evergreen VA Capital Growth Fund - Class 2                 26,415
UECG3        Evergreen VA Capital Growth Fund - Class 2                  3,483
UECG4        Evergreen VA Capital Growth Fund - Class 2                 19,105
WECG5        Evergreen VA Capital Growth Fund - Class 2                  1,183
WECG8        Evergreen VA Capital Growth Fund - Class 2                    303
------------------------------------------------------------------------------
UECB1        Evergreen VA Core Bond Fund - Class 2                      24,488
UECB2        Evergreen VA Core Bond Fund - Class 2                      90,593
UECB3        Evergreen VA Core Bond Fund - Class 2                      30,575
UECB4        Evergreen VA Core Bond Fund - Class 2                      76,737
WECB5        Evergreen VA Core Bond Fund - Class 2                      10,725
WECB8        Evergreen VA Core Bond Fund - Class 2                           1
------------------------------------------------------------------------------
UEEI1        Evergreen VA Equity Index Fund - Class 2                    4,830
UEEI2        Evergreen VA Equity Index Fund - Class 2                   54,703
UEEI3        Evergreen VA Equity Index Fund - Class 2                    4,122
UEEI4        Evergreen VA Equity Index Fund - Class 2                   24,431
WEEI5        Evergreen VA Equity Index Fund - Class 2                    1,337
WEEI8        Evergreen VA Equity Index Fund - Class 2                    2,886
------------------------------------------------------------------------------
UEFF1        Evergreen VA Foundation Fund - Class 2                        839
UEFF2        Evergreen VA Foundation Fund - Class 2                     11,458
UEFF3        Evergreen VA Foundation Fund - Class 2                        680
UEFF4        Evergreen VA Foundation Fund - Class 2                      2,236
WEFF5        Evergreen VA Foundation Fund - Class 2                          3
WEFF8        Evergreen VA Foundation Fund - Class 2                         --
------------------------------------------------------------------------------
UEGO1        Evergreen VA Global Leaders Fund - Class 2                  1,159
UEGO2        Evergreen VA Global Leaders Fund - Class 2                 18,031
UEGO3        Evergreen VA Global Leaders Fund - Class 2                  2,188
UEGO4        Evergreen VA Global Leaders Fund - Class 2                 11,589
WEGO5        Evergreen VA Global Leaders Fund - Class 2                    954
WEGO8        Evergreen VA Global Leaders Fund - Class 2                      2
------------------------------------------------------------------------------
UEGR1        Evergreen VA Growth Fund - Class 2                            862
UEGR2        Evergreen VA Growth Fund - Class 2                         19,577
UEGR3        Evergreen VA Growth Fund - Class 2                          2,917
UEGR4        Evergreen VA Growth Fund - Class 2                          5,268
WEGR5        Evergreen VA Growth Fund - Class 2                            405
WEGR8        Evergreen VA Growth Fund - Class 2                              1
------------------------------------------------------------------------------
UEHI1        Evergreen VA High Income Fund - Class 2                     9,931
UEHI2        Evergreen VA High Income Fund - Class 2                    21,126
UEHI3        Evergreen VA High Income Fund - Class 2                    13,887
UEHI4        Evergreen VA High Income Fund - Class 2                    35,065
WEHI5        Evergreen VA High Income Fund - Class 2                    10,765
WEHI8        Evergreen VA High Income Fund - Class 2                        --
------------------------------------------------------------------------------
UEIG1        Evergreen VA International Growth Fund - Class 2            3,455
UEIG2        Evergreen VA International Growth Fund - Class 2           24,033
UEIG3        Evergreen VA International Growth Fund - Class 2            4,489
UEIG4        Evergreen VA International Growth Fund - Class 2           16,378
WEIG5        Evergreen VA International Growth Fund - Class 2            1,315
WEIG8        Evergreen VA International Growth Fund - Class 2                2
------------------------------------------------------------------------------
UEMA1        Evergreen VA Masters Fund - Class 2                           999
UEMA2        Evergreen VA Masters Fund - Class 2                         8,974
UEMA3        Evergreen VA Masters Fund - Class 2                         1,495
UEMA4        Evergreen VA Masters Fund - Class 2                        11,644
WEMA5        Evergreen VA Masters Fund - Class 2                           502
WEMA8        Evergreen VA Masters Fund - Class 2                             1
------------------------------------------------------------------------------
UEOE1        Evergreen VA Omega Fund - Class 2                           7,711
UEOE2        Evergreen VA Omega Fund - Class 2                          31,396
UEOE3        Evergreen VA Omega Fund - Class 2                           3,783
UEOE4        Evergreen VA Omega Fund - Class 2                          24,657
WEOE5        Evergreen VA Omega Fund - Class 2                           1,204
WEOE8        Evergreen VA Omega Fund - Class 2                             246
------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount Investment                                                   Shares
-------------------------------------------------------------------------------
UESM1      Evergreen VA Small Cap Value Fund - Class 2                   6,711
UESM2      Evergreen VA Small Cap Value Fund - Class 2                  43,162
UESM3      Evergreen VA Small Cap Value Fund - Class 2                  14,095
UESM4      Evergreen VA Small Cap Value Fund - Class 2                  35,486
WESM5      Evergreen VA Small Cap Value Fund - Class 2                     599
WESM8      Evergreen VA Small Cap Value Fund - Class 2                     216
------------------------------------------------------------------------------
UEST1      Evergreen VA Strategic Income Fund - Class 2                     --
UEST2      Evergreen VA Strategic Income Fund - Class 2                 15,047
UEST3      Evergreen VA Strategic Income Fund - Class 2                  8,074
UEST4      Evergreen VA Strategic Income Fund - Class 2                 35,644
WEST5      Evergreen VA Strategic Income Fund - Class 2                    423
WEST8      Evergreen VA Strategic Income Fund - Class 2                     --
------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             4,577
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2            37,692
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2            78,568
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2            24,475
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2            13,573
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             1,405
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             2,277
------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2               63,418
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2              477,258
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              211,894
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2              528,069
EMU        FTVIPT Mutual Shares Securities Fund - Class 2               86,236
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2               62,464
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2               10,406
------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     2,831
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares    17,035
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     5,561
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     7,392
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares       370
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     1,283
------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares         2,591
UIGR2      Putnam VT International Growth Fund - Class IB Shares        34,327
PIGR1      Putnam VT International Growth Fund - Class IB Shares       362,591
UIGR4      Putnam VT International Growth Fund - Class IB Shares        42,743
EPL        Putnam VT International Growth Fund - Class IB Shares       138,757
WIGR8      Putnam VT International Growth Fund - Class IB Shares           565
WIGR2      Putnam VT International Growth Fund - Class IB Shares        31,214
------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A change may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Effective Dec. 1, 2002, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                           Percentage range
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                          0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund               0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund     0.560% to 0.470%
AXP(R) Variable Portfolio - New Dimensions Fund(R)             0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund      1.020% to 0.920%
-------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                                                    Maximum         Maximum
                                                                   adjustment     adjustment
                                                                   (prior to        (after
Fund                                                             Dec. 1, 2002)   Dec. 1,2002)
---------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund           0.08%           0.12%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                    N/A            0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund            0.12%           0.12%
---------------------------------------------------------------------------------------------

From Jan. 1, 2002 to Nov. 30, 2002, management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                          Percentage range
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                         0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund     0.080% to 0.055%
------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

Subaccount Investment                                                  Purchases
------------------------------------------------------------------------------
UBND1      AXP(R) Variable Portfolio - Bond Fund                        $112,046
UBND2      AXP(R) Variable Portfolio - Bond Fund                         250,310
PBND1      AXP(R) Variable Portfolio - Bond Fund                         177,673
UBND4      AXP(R) Variable Portfolio - Bond Fund                         334,140
ESI        AXP(R) Variable Portfolio - Bond Fund                       2,198,387
SBND1      AXP(R) Variable Portfolio - Bond Fund                       3,211,897
--------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund              609,576
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund            1,878,678
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund            2,965,671
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund            9,271,255
EMS        AXP(R) Variable Portfolio - Cash Management Fund           37,777,110
SCMG1      AXP(R) Variable Portfolio - Cash Management Fund           38,268,001
--------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     27,565
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund    152,890
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund    279,597
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund    250,384
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund    210,881
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund    225,443
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund      3,985
--------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)             54,213
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)            439,837
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)          1,410,712
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)            330,441
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)            670,991
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)          1,412,925
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             14,727
--------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount   Investment                                                Purchases
--------------------------------------------------------------------------------
USVA1        AXP(R) Variable Portfolio - Partners Small Cap Value Fund   $19,627
USVA2        AXP(R) Variable Portfolio - Partners Small Cap Value Fund    66,727
WSVA6        AXP(R) Variable Portfolio - Partners Small Cap Value Fund    32,632
USVA4        AXP(R) Variable Portfolio - Partners Small Cap Value Fund    36,691
WSVA5        AXP(R) Variable Portfolio - Partners Small Cap Value Fund    25,425
WSVA8        AXP(R) Variable Portfolio - Partners Small Cap Value Fund     3,237
WSVA2        AXP(R) Variable Portfolio - Partners Small Cap Value Fund       172
--------------------------------------------------------------------------------
UABA1        AIM V.I. Basic Value Fund, Series II Shares                 108,898
UABA2        AIM V.I. Basic Value Fund, Series II Shares                 552,103
UABA3        AIM V.I. Basic Value Fund, Series II Shares                  70,450
UABA4        AIM V.I. Basic Value Fund, Series II Shares                 404,961
WABA5        AIM V.I. Basic Value Fund, Series II Shares                  11,328
WABA8        AIM V.I. Basic Value Fund, Series II Shares                     134
--------------------------------------------------------------------------------
UEBC1        Evergreen VA Blue Chip Fund - Class 2                        19,675
UEBC2        Evergreen VA Blue Chip Fund - Class 2                       175,052
UEBC3        Evergreen VA Blue Chip Fund - Class 2                        21,560
UEBC4        Evergreen VA Blue Chip Fund - Class 2                       109,252
WEBC5        Evergreen VA Blue Chip Fund - Class 2                        10,210
WEBC8        Evergreen VA Blue Chip Fund - Class 2                         3,584
--------------------------------------------------------------------------------
UECG1        Evergreen VA Capital Growth Fund - Class 2                   43,076
UECG2        Evergreen VA Capital Growth Fund - Class 2                  291,661
UECG3        Evergreen VA Capital Growth Fund - Class 2                   39,066
UECG4        Evergreen VA Capital Growth Fund - Class 2                  207,859
WECG5        Evergreen VA Capital Growth Fund - Class 2                   13,989
WECG8        Evergreen VA Capital Growth Fund - Class 2                    3,432
--------------------------------------------------------------------------------
UECB1        Evergreen VA Core Bond Fund - Class 2                       370,292
UECB2        Evergreen VA Core Bond Fund - Class 2                       993,868
UECB3        Evergreen VA Core Bond Fund - Class 2                       318,812
UECB4        Evergreen VA Core Bond Fund - Class 2                       790,024
WECB5        Evergreen VA Core Bond Fund - Class 2                       110,696
WECB8        Evergreen VA Core Bond Fund - Class 2                            15
--------------------------------------------------------------------------------
UEEI1        Evergreen VA Equity Index Fund - Class 2                     39,381
UEEI2        Evergreen VA Equity Index Fund - Class 2                    421,082
UEEI3        Evergreen VA Equity Index Fund - Class 2                     30,537
UEEI4        Evergreen VA Equity Index Fund - Class 2                    176,278
WEEI5        Evergreen VA Equity Index Fund - Class 2                     10,197
WEEI8        Evergreen VA Equity Index Fund - Class 2                     20,419
--------------------------------------------------------------------------------
UEFF1        Evergreen VA Foundation Fund - Class 2                       24,913
UEFF2        Evergreen VA Foundation Fund - Class 2                      161,845
UEFF3        Evergreen VA Foundation Fund - Class 2                        8,028
UEFF4        Evergreen VA Foundation Fund - Class 2                       26,795
WEFF5        Evergreen VA Foundation Fund - Class 2                      123,389
WEFF8        Evergreen VA Foundation Fund - Class 2                          122
--------------------------------------------------------------------------------
UEGO1        Evergreen VA Global Leaders Fund - Class 2                   19,244
UEGO2        Evergreen VA Global Leaders Fund - Class 2                  191,620
UEGO3        Evergreen VA Global Leaders Fund - Class 2                   24,020
UEGO4        Evergreen VA Global Leaders Fund - Class 2                  121,454
WEGO5        Evergreen VA Global Leaders Fund - Class 2                   10,882
WEGO8        Evergreen VA Global Leaders Fund - Class 2                      157
--------------------------------------------------------------------------------
UEGR1        Evergreen VA Growth Fund - Class 2                           11,449
UEGR2        Evergreen VA Growth Fund - Class 2                          176,088
UEGR3        Evergreen VA Growth Fund - Class 2                           25,963
UEGR4        Evergreen VA Growth Fund - Class 2                           46,849
WEGR5        Evergreen VA Growth Fund - Class 2                            3,984
WEGR8        Evergreen VA Growth Fund - Class 2                              143
--------------------------------------------------------------------------------
UEHI1        Evergreen VA High Income Fund - Class 2                     213,318
UEHI2        Evergreen VA High Income Fund - Class 2                     225,501
UEHI3        Evergreen VA High Income Fund - Class 2                     146,181
UEHI4        Evergreen VA High Income Fund - Class 2                     348,117
WEHI5        Evergreen VA High Income Fund - Class 2                     106,145
WEHI8        Evergreen VA High Income Fund - Class 2                         123
--------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount   Investment                                                Purchases
--------------------------------------------------------------------------------
UEIG1        Evergreen VA International Growth Fund - Class 2            $36,826
UEIG2        Evergreen VA International Growth Fund - Class 2            214,992
UEIG3        Evergreen VA International Growth Fund - Class 2             39,769
UEIG4        Evergreen VA International Growth Fund - Class 2            141,993
WEIG5        Evergreen VA International Growth Fund - Class 2             11,907
WEIG8        Evergreen VA International Growth Fund - Class 2                158
--------------------------------------------------------------------------------
UEMA1        Evergreen VA Masters Fund - Class 2                          10,878
UEMA2        Evergreen VA Masters Fund - Class 2                          64,277
UEMA3        Evergreen VA Masters Fund - Class 2                          10,949
UEMA4        Evergreen VA Masters Fund - Class 2                          83,159
WEMA5        Evergreen VA Masters Fund - Class 2                           3,962
WEMA8        Evergreen VA Masters Fund - Class 2                             144
--------------------------------------------------------------------------------
UEOE1        Evergreen VA Omega Fund - Class 2                            91,021
UEOE2        Evergreen VA Omega Fund - Class 2                           356,529
UEOE3        Evergreen VA Omega Fund - Class 2                            44,609
UEOE4        Evergreen VA Omega Fund - Class 2                           283,215
WEOE5        Evergreen VA Omega Fund - Class 2                            14,648
WEOE8        Evergreen VA Omega Fund - Class 2                             3,005
--------------------------------------------------------------------------------
UESM1        Evergreen VA Small Cap Value Fund - Class 2                  74,447
UESM2        Evergreen VA Small Cap Value Fund - Class 2                 479,278
UESM3        Evergreen VA Small Cap Value Fund - Class 2                 153,601
UESM4        Evergreen VA Small Cap Value Fund - Class 2                 398,458
WESM5        Evergreen VA Small Cap Value Fund - Class 2                   6,857
WESM8        Evergreen VA Small Cap Value Fund - Class 2                   2,465
--------------------------------------------------------------------------------
UEST1        Evergreen VA Strategic Income Fund - Class 2                299,984
UEST2        Evergreen VA Strategic Income Fund - Class 2                153,871
UEST3        Evergreen VA Strategic Income Fund - Class 2                 79,880
UEST4        Evergreen VA Strategic Income Fund - Class 2                382,229
WEST5        Evergreen VA Strategic Income Fund - Class 2                  4,364
WEST8        Evergreen VA Strategic Income Fund - Class 2                    127
--------------------------------------------------------------------------------
UFMC1        Fidelity(R) VIP Mid Cap Portfolio Service Class 2            82,659
UFMC2        Fidelity(R) VIP Mid Cap Portfolio Service Class 2           687,220
WMDC6        Fidelity(R) VIP Mid Cap Portfolio Service Class 2         1,121,808
UFMC4        Fidelity(R) VIP Mid Cap Portfolio Service Class 2           442,751
WMDC5        Fidelity(R) VIP Mid Cap Portfolio Service Class 2           185,016
WMDC8        Fidelity(R) VIP Mid Cap Portfolio Service Class 2            24,454
WMDC2        Fidelity(R) VIP Mid Cap Portfolio Service Class 2            46,375
--------------------------------------------------------------------------------
UMSS1        FTVIPT Mutual Shares Securities Fund - Class 2              917,965
UMSS2        FTVIPT Mutual Shares Securities Fund - Class 2            5,176,398
PMSS1        FTVIPT Mutual Shares Securities Fund - Class 2            2,872,136
UMSS4        FTVIPT Mutual Shares Securities Fund - Class 2            5,984,044
EMU          FTVIPT Mutual Shares Securities Fund - Class 2              933,998
SMSS1        FTVIPT Mutual Shares Securities Fund - Class 2            1,787,541
WMSS2        FTVIPT Mutual Shares Securities Fund - Class 2               95,497
--------------------------------------------------------------------------------
UOSM1        Oppenheimer Main Street Small Cap Fund/VA, Service Shares    30,019
UOSM2        Oppenheimer Main Street Small Cap Fund/VA, Service Shares   161,744
UOSM3        Oppenheimer Main Street Small Cap Fund/VA, Service Shares    53,836
UOSM4        Oppenheimer Main Street Small Cap Fund/VA, Service Shares    71,961
WOSM5        Oppenheimer Main Street Small Cap Fund/VA, Service Shares     3,516
WOSM8        Oppenheimer Main Street Small Cap Fund/VA, Service Shares    12,109
--------------------------------------------------------------------------------
UIGR1        Putnam VT International Growth Fund - Class IB Shares        34,719
UIGR2        Putnam VT International Growth Fund - Class IB Shares       367,176
PIGR1        Putnam VT International Growth Fund - Class IB Shares       842,422
UIGR4        Putnam VT International Growth Fund - Class IB Shares       445,401
EPL          Putnam VT International Growth Fund - Class IB Shares       715,602
WIGR8        Putnam VT International Growth Fund - Class IB Shares         5,885
WIGR2        Putnam VT International Growth Fund - Class IB Shares        93,227
--------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                   UBND1(4)  UBND2(4) PBND1   UBND4(4)   ESI     SBND1   UCMG1     UCMG2   PCMG1   UCMG4
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --    $1.05      --     $1.38    $1.03   $1.03     $1.00   $1.05    $1.03
At Dec. 31, 2001                       --       --    $1.11      --     $1.47    $1.09   $1.06     $1.01   $1.08    $1.05
At Dec. 31, 2002                    $1.04    $1.04    $1.16   $1.04     $1.53    $1.14   $1.06     $1.01   $1.08    $1.05
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       99      --     8,923    1,363     554     2,828   2,250    3,857
At Dec. 31, 2002                       63      215      179     309     7,272      894     697     2,933   2,516    3,130
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --     $111      --   $13,122   $1,491    $586    $2,857  $2,423   $4,054
At Dec. 31, 2002                      $66     $224     $208    $321   $11,131   $1,016    $738    $2,965  $2,707   $3,284
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --    6.43%      --     6.45%    6.53%   2.91%     2.80%   2.64%    2.99%
For the year ended Dec. 31, 2002    5.29%    5.31%    5.09%   5.31%     5.06%    5.08%   1.16%     1.16%   1.17%    1.15%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --    1.25%      --     1.40%    1.60%   1.00%     1.10%   1.25%    1.35%
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%   1.35%     1.40%    1.60%   1.00%     1.10%   1.25%    1.35%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --    5.71%      --     6.52%    5.83%   2.91%     1.00%   2.86%    1.94%
For the year ended Dec. 31, 2002    4.00%    4.00%    4.50%   4.00%     4.08%    4.59%   0.00%     0.00%   0.00%    0.00%
-------------------------------------------------------------------------------------------------------------------------

                                     EMS    SCMG1   UDEI1(4) UDEI2(4)   PDEI1   UDEI4(4)  WDEI5     SDEI1     WDEI2     UNDM1
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.24    $1.03       --       --     $1.00       --    $1.08     $1.07    $1.08     $0.92
At Dec. 31, 2001                    $1.26    $1.05       --       --     $1.01       --    $1.09     $1.08    $1.08     $0.76
At Dec. 31, 2002                    $1.26    $1.04    $0.78    $0.78     $0.81    $0.78    $0.87     $0.86    $0.86     $0.59
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    8,409   11,399       --       --       342       --      115       367       34        20
At Dec. 31, 2002                    8,572   12,876       26      187       536      309      238       179       36        95
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                  $10,625  $11,962       --       --      $344       --     $125      $396      $37       $15
At Dec. 31, 2002                  $10,806  $13,452      $20     $146      $432     $242     $207      $154      $31       $56
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    3.38%    3.58%       --       --     1.07%       --    1.32%     1.40%    1.24%     0.34%
For the year ended Dec. 31, 2002    1.17%    1.15%    1.77%    2.06%     1.56%    2.49%    1.62%     1.45%    1.55%     0.55%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.40%    1.60%       --       --     1.25%       --    1.40%     1.60%    1.65%     1.00%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%    1.35%    1.40%     1.60%    1.65%     1.00%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    1.61%    1.94%       --       --     1.00%       --    0.93%     0.93%    0.00%   (17.39%)
For the year ended Dec. 31, 2002    0.00%   (0.95%) (22.00%) (22.00%)  (19.80%) (22.00%) (20.18%)  (20.37%) (20.37%)  (22.37%)
------------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
            American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                     UNDM2    PNDM1   UNDM4     EGD     SNDM1     WNDM2   USVA1(4) USVA2(4)  WSVA6(5) USVA4(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.92    $1.03    $0.92    $1.54     $0.90     $0.86       --       --       --      --
At Dec. 31, 2001                     $0.76    $0.85    $0.75    $1.27     $0.74     $0.70       --       --       --      --
At Dec. 31, 2002                     $0.59    $0.66    $0.58    $0.98     $0.57     $0.54    $0.79    $0.79    $0.79   $0.79
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        81    3,478      193    4,237     2,896       701       --       --       --      --
At Dec. 31, 2002                       704    4,063      683    3,938     2,097       363       21       67       28      45
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       $61   $3,005     $145   $5,370    $2,139      $494       --       --       --      --
At Dec. 31, 2002                      $412   $2,696     $396   $3,845    $1,190      $197      $16      $52      $22     $35
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     0.43%    0.24%    0.28%    0.23%     0.24%     0.23%       --       --       --      --
For the year ended Dec. 31, 2002     0.57%    0.51%    0.56%    0.50%     0.50%     0.47%    0.30%    0.46%    0.23%   0.55%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.10%    1.25%    1.35%    1.40%     1.60%     1.65%       --       --       --      --
For the year ended Dec. 31, 2002     1.10%    1.25%    1.35%    1.40%     1.60%     1.65%    1.00%    1.10%    1.25%   1.35%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (17.39%) (17.48%) (18.48%) (17.53%)  (17.78%)  (18.60%)      --       --       --      --
For the year ended Dec. 31, 2002   (22.37%) (22.35%) (22.67%) (22.83%)  (22.97%)  (22.86%) (21.00%) (21.00%) (21.00%) (21.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                  WSVA5(5) WSVA8(6) WSVA2(5) UABA1(4)   UABA2(4) UABA3(4) UABA4(4) WABA5(6) WABA8(6) UEBC1(6)
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --        --       --       --       --       --      --
At Dec. 31, 2001                        --       --       --       --        --       --       --       --       --      --
At Dec. 31, 2002                     $0.79    $0.96    $0.79    $0.76     $0.76    $0.76    $0.76    $0.95    $0.95   $0.96
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --        --       --       --       --       --      --
At Dec. 31, 2002                        35        3       --      113       711       90      517       11       --      12
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --        --       --       --       --       --      --
At Dec. 31, 2002                       $27       $3       --      $86      $539      $68     $391      $10       --     $12
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --        --       --       --       --       --      --
For the year ended Dec. 31, 2002     0.35%    0.99%       --    0.01%        --       --    0.01%    0.01%       --   1.99%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --        --       --       --       --       --      --
For the year ended Dec. 31, 2002     1.40%    1.60%    1.65%    1.00%     1.10%    1.25%    1.35%    1.40%    1.60%   1.00%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --        --       --       --       --       --      --
For the year ended Dec. 31, 2002   (21.00%)  (4.00%) (21.00%) (24.00%)  (24.00%) (24.00%) (24.00%)  (5.00%)  (5.00%) (4.00%)
---------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
            American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                     UEBC2(6) UEBC3(6) UEBC4(6) WEBC5(6) WEBC8(6) UECG1(6) UECG2(6)  UECG3(6)  UECG4(6) WECG5(6)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2001                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2002                      $0.96     $0.96    $0.96    $0.96    $0.95   $0.96   $0.95     $0.95     $0.95    $0.95
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2002                        170        20      108       10        3      38     299        39       216       13
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2002                       $162       $19     $103       $9       $3     $37    $285       $38      $206      $13
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --      --      --        --        --       --
For the year ended Dec. 31, 2002      1.86%     1.42%    1.76%    1.59%    2.30%      --      --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --      --      --        --        --       --
For the year ended Dec. 31, 2002      1.10%     1.25%    1.35%    1.40%    1.60%   1.00%   1.10%     1.25%     1.35%    1.40%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --      --      --        --        --       --
For the year ended Dec. 31, 2002     (4.00%)   (4.00%)  (4.00%)  (4.00%)  (5.00%) (4.00%) (5.00%)   (5.00%)   (5.00%)  (5.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                    WECG8(6)   UECB1(6) UECB2(6) UECB3(6) UECB4(6) WECB5(6) WECB8(6)  UEEI1(6)  UEEI2(6) UEEI3(6)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2001                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2002                      $0.95     $1.04    $1.04    $1.04    $1.04   $1.04   $1.04     $0.97     $0.97    $0.96
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2002                          3       241      892      301      756     106      --        34       388       29
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --      --      --        --        --       --
At Dec. 31, 2002                         $3      $251     $927     $313     $785    $110      --       $33      $375      $28
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --      --      --        --        --       --
For the year ended Dec. 31, 2002         --     5.74%    6.72%    6.24%    7.11%   8.91%  11.41%    10.03%     8.33%    6.76%
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --      --      --        --        --       --
For the year ended Dec. 31, 2002      1.60%     1.00%    1.10%    1.25%    1.35%   1.40%   1.60%     1.00%     1.10%    1.25%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --      --      --        --        --       --
For the year ended Dec. 31, 2002     (5.00%)     4.00%    4.00%    4.00%    4.00%   4.00%   4.00%   (3.00%)   (3.00%)  (4.00%)
-----------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
        American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UEEI4(6)  WEEI5(6)  WEEI8(6) UEFF1(6) UEFF2(6) UEFF3(6) UEFF4(6)  WEFF5(6)  WEFF8(6) UEGO1(6)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --      --        --        --        --       --
At Dec. 31, 2001                         --        --       --       --       --      --        --        --        --       --
At Dec. 31, 2002                      $0.96     $0.96    $0.96    $1.00    $1.00   $1.00     $1.00     $1.00     $1.00    $0.92
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --      --        --        --        --       --
At Dec. 31, 2002                        174         9       21       10      132       8        26        --        --       12
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --      --        --        --        --       --
At Dec. 31, 2002                       $167        $9      $20      $10     $132      $8       $26        --        --      $11
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --      --        --        --        --       --
For the year ended Dec. 31, 2002      9.43%     7.97%   11.32%    8.62%   10.00%  10.58%    15.62%     0.15%     5.87%    4.63%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --      --        --        --        --       --
For the year ended Dec. 31, 2002      1.35%     1.40%    1.60%    1.00%    1.10%   1.25%     1.35%     1.40%     1.60%    1.00%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --      --        --        --        --       --
For the year ended Dec. 31, 2002     (4.00%)   (4.00%)  (4.00%)   0.00%    0.00%   0.00%     0.00%     0.00%     0.00%   (8.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                     UEGO2(6) UEGO3(6) UEGO4(6) WEGO5(6) WEGO8(6) UEGR1(6) UEGR2(6)  UEGR3(6)  UEGR4(6) WEGR5(6)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                      $0.92     $0.92    $0.92    $0.92    $0.92    $0.99    $0.99     $0.99     $0.99    $0.99
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                        192        23      124       10       --        8      173        26        47        4
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                       $177       $21     $114       $9       --       $8     $171       $25       $46       $4
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002      4.60%     3.50%    4.27%    3.79%    1.85%       --       --        --        --       --
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002      1.10%     1.25%    1.35%    1.40%    1.60%    1.00%    1.10%     1.25%     1.35%    1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002     (8.00%)   (8.00%)  (8.00%)  (8.00%)  (8.00%)  (1.00%)  (1.00%)   (1.00%)   (1.00%)  (1.00%)
-------------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
            American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    WEGR8(6)   UEHI1(6) UEHI2(6) UEHI3(6) UEHI4(6) WEHI5(6) WEHI8(6)  UEIG1(6)  UEIG2(6) UEIG3(6)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --      --        --         --        --       --
At Dec. 31, 2001                         --        --       --       --       --      --        --         --        --       --
At Dec. 31, 2002                      $0.98     $1.04    $1.04    $1.04    $1.04   $1.04     $1.03      $0.93     $0.93    $0.93
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --      --        --         --        --       --
At Dec. 31, 2002                         --        95      202      133      336     103        --         31       213       40
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --      --        --         --        --       --
At Dec. 31, 2002                         --       $98     $209     $138     $347    $107        --        $28      $198      $37
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --      --        --         --        --       --
For the year ended Dec. 31, 2002         --    10.49%   16.72%   15.83%   14.80%  14.68%     6.60%      7.67%    10.28%    7.70%
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --      --        --         --        --       --
For the year ended Dec. 31, 2002      1.60%     1.00%    1.10%    1.25%    1.35%   1.40%     1.60%      1.00%     1.10%    1.25%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --      --        --         --        --       --
For the year ended Dec. 31, 2002     (2.00%)    4.00%    4.00%    4.00%    4.00%   4.00%     3.00%     (7.00%)   (7.00%)  (7.00%)
--------------------------------------------------------------------------------------------------------------------------------

                                    UEIG4(6)  WEIG5(6) WEIG8(6) UEMA1(6) UEMA2(6) UEMA3(6) UEMA4(6)  WEMA5(6)  WEMA8(6) UEOE1(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                      $0.93     $0.93    $0.93    $0.95    $0.95    $0.95    $0.95     $0.95     $0.95    $0.96
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                        145        12       --        7       64       11       83         4        --       86
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                       $135       $11       --       $7      $61      $10      $79        $3        --      $83
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002      9.60%     9.26%    4.13%       --       --       --       --        --        --       --
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002      1.35%     1.40%    1.60%    1.00%    1.10%    1.25%    1.35%     1.40%     1.60%    1.00%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002     (7.00%)   (7.00%)  (7.00%)  (5.00%)  (5.00%)  (5.00%)  (5.00%)   (5.00%)   (5.00%)  (4.00%)
-------------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UEOE2(6)  UEOE3(6) UEOE4(6) WEOE5(6) WEOE8(6) UESM1(6) UESM2(6)  UESM3(6)  UESM4(6) WESM5(6)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                      $0.96     $0.96    $0.96    $0.96    $0.96    $0.95    $0.95     $0.95     $0.95    $0.95
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                        351        42      276       13        3       75      482       157       396        7
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --        --        --       --
At Dec. 31, 2002                       $338       $41     $266      $13       $3      $71     $460      $150      $378       $6
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002         --        --       --       --       --    0.44%    0.60%     0.81%     0.70%    0.68%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002      1.10%     1.25%    1.35%    1.40%    1.60%    1.00%    1.10%     1.25%     1.35%    1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --        --        --       --
For the year ended Dec. 31, 2002     (4.00%)   (4.00%)  (4.00%)  (4.00%)  (4.00%)  (5.00%)  (5.00%)   (5.00%)   (5.00%)  (5.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                    WESM8(6)   UEST1(6) UEST2(6) UEST3(6) UEST4(6) WEST5(6) WEST8(6)  UFMC1(4)  UFMC2(4) WMDC6(7)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --       --       --       --          --        --       --
At Dec. 31, 2001                         --        --       --       --       --       --       --          --        --    $1.06
At Dec. 31, 2002                      $0.95     $1.08    $1.08    $1.08    $1.08    $1.08    $1.08       $0.85     $0.85    $0.95
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --          --        --      522
At Dec. 31, 2002                          2        --      137       74      325        4       --          94       773    1,445
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --        --       --       --       --       --       --          --        --     $556
At Dec. 31, 2002                         $2        --     $149      $80     $352       $4       --         $80      $655   $1,366
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --          --        --       --
For the year ended Dec. 31, 2002      0.79%     0.13%   38.38%   24.56%   19.27%   29.59%   13.30%          --        --    0.52%
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --          --        --    1.25%
For the year ended Dec. 31, 2002      1.60%     1.00%    1.10%    1.25%    1.35%    1.40%    1.60%       1.00%     1.10%    1.25%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --        --       --       --       --       --       --          --        --    6.00%
For the year ended Dec. 31, 2002     (5.00%)    8.00%    8.00%    8.00%    8.00%    8.00%    8.00%     (15.00%)  (15.00%) (10.38%)
---------------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
       American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UFMC4(4)  WMDC5(7) WMDC8(8) WMDC2(7)   UMSS1    UMSS2    PMSS1    UMSS4      EMU     SMSS1
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --        --       --       --    $1.09    $1.09    $1.16    $1.09     $1.17    $1.19
At Dec. 31, 2001                         --     $1.06       --    $1.06    $1.16    $1.16    $1.22    $1.15     $1.23    $1.25
At Dec. 31, 2002                      $0.85     $0.94    $0.89    $0.94    $1.01    $1.01    $1.06    $1.00     $1.07    $1.09
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --        94       --        8       61    1,321      252    1,374       546      473
At Dec. 31, 2002                        503       250       27       42      753    5,681    2,393    6,327       966      690
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --      $100       --       $8      $71   $1,530     $307   $1,585      $674     $593
At Dec. 31, 2002                       $426      $236      $24      $40     $762   $5,737   $2,547   $6,347    $1,037     $751
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --        --       --       --    1.62%    0.63%    1.02%    1.21%     2.10%    3.19%
For the year ended Dec. 31, 2002         --     0.52%       --    0.35%    0.75%    0.89%    0.87%    0.91%     0.96%    1.38%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --     1.40%       --    1.65%    1.00%    1.10%    1.25%    1.35%     1.40%    1.60%
For the year ended Dec. 31, 2002      1.35%     1.40%    1.60%    1.65%    1.00%    1.10%    1.25%    1.35%     1.40%    1.60%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --     6.00%       --    6.00%    6.42%    6.42%    5.17%    5.50%     5.13%    5.04%
For the year ended Dec. 31, 2002    (15.00%)  (11.32%) (11.00%) (11.32%) (12.93%) (12.93%) (13.11%) (13.04%)  (13.01%) (12.80%)
------------------------------------------------------------------------------------------------------------------------------

                                     WMSS2    UOSM1(4) UOSM2(4) UOSM3(4) UOSM4(4) WOSM5(6) WOSM8(6)   UIGR1(4)  UIGR2(4)   PIGR1
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                      $1.11        --       --       --       --       --       --        --         --     $1.15
At Dec. 31, 2001                      $1.17        --       --       --       --       --       --        --         --     $0.90
At Dec. 31, 2002                      $1.02     $0.79    $0.79    $0.79    $0.79    $0.95    $0.95     $0.80      $0.80     $0.73
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         41        --       --       --       --       --       --        --         --     4,731
At Dec. 31, 2002                        123        33      199       65       87        4       13        33        436     4,994
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        $48        --       --       --       --       --       --        --         --    $4,269
At Dec. 31, 2002                       $125       $26     $158      $52      $69       $3      $12       $26       $347    $3,662
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001      0.04%        --       --       --       --       --       --        --         --     0.25%
For the year ended Dec. 31, 2002      0.71%        --       --       --       --       --       --        --         --     0.83%
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001      1.65%        --       --       --       --       --       --        --         --     1.25%
For the year ended Dec. 31, 2002      1.65%     1.00%    1.10%    1.25%    1.35%    1.40%    1.60%     1.00%      1.10%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001      5.41%        --       --       --       --       --       --        --         --   (21.74%)
For the year ended Dec. 31, 2002    (12.82%)  (21.00%) (21.00%) (21.00%) (21.00%)  (5.00%)  (5.00%)  (20.00%)   (20.00%)  (18.89%)
---------------------------------------------------------------------------------------------------------------------------------

Evergreen Essential Variable Annuity
            American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                      UIGR4(4)   EPL    WIGR8(8)  WIGR2
------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         --     $1.19       --    $0.75
At Dec. 31, 2001                         --     $0.93       --    $0.59
At Dec. 31, 2002                      $0.79     $0.76    $0.85    $0.47
-----------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         --     1,775       --      730
At Dec. 31, 2002                        544     1,856        7      666
-----------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         --    $1,651       --     $427
At Dec. 31, 2002                       $432    $1,401       $6     $315
-----------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001         --     0.31%       --    0.27%
For the year ended Dec. 31, 2002         --     0.87%    0.03%    0.85%
-----------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         --     1.40%       --    1.65%
For the year ended Dec. 31, 2002      1.35%     1.40%    1.60%    1.65%
-----------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         --   (21.85%)      --  (21.33%)
For the year ended Dec. 31, 2002    (21.00%)  (18.28%) (15.00%) (20.34%)
-----------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)    Operations commenced on May 21, 2002.

(5)    Operations commenced on May 1, 2002.

(6)    Operations commenced on July 31, 2002.

(7)    Operations commenced on May 1, 2001.

(8)    Operations commenced on March 1, 2002.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity (comprised of subaccounts PBND1, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, PDEI1, WDEI5, SDEI1, WDEI2, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, WMDC6, WMDC5, WMDC2, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, PIGR1, EPL and WIGR2) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota

March 22, 2002

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001                                              PBND1         ESI           SBND1        UCMG1          UCMG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,724  $ 13,766,541  $  1,520,488  $    564,578  $  2,860,577
                                                           --------------------------------------------------------------------
    at market value                                        $    110,307  $ 13,100,494  $  1,516,795  $    564,562  $  2,860,504
Dividends receivable                                                515        61,562         7,062           849         4,222
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --        20,846            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    110,822    13,162,056     1,523,857       586,257     2,864,726
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  103        14,023         1,865           407         2,257
    Administrative charge                                            14         1,683           193            72           356
    Contract terminations                                            --        24,012        31,136            --         4,715
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   117        39,718        33,194           479         7,328
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       110,705    13,108,485     1,490,663       585,778     2,857,398
Net assets applicable to contracts in payment period                 --        13,853            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    110,705  $ 13,122,338  $  1,490,663  $    585,778  $  2,857,398
===============================================================================================================================
Accumulation units outstanding                                   99,294     8,923,249     1,362,937       554,322     2,828,091
===============================================================================================================================
Net asset value per accumulation unit                      $       1.11  $       1.47  $       1.09  $       1.06  $       1.01
===============================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  PCMG1         UCMG4           EMS         SCMG1         PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,418,388  $  4,036,477  $ 10,636,787  $ 11,992,250  $    335,431
                                                           --------------------------------------------------------------------
    at market value                                        $  2,418,326  $  4,036,385  $ 10,636,500  $ 11,991,940  $    344,753
Dividends receivable                                              3,613         6,015        17,272        18,459            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,750        16,615            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,425,689     4,059,015    10,653,772    12,010,399       344,753
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,243         4,070        12,144        15,091           292
    Administrative charge                                           306           509         1,457         1,561            40
    Contract terminations                                            --            --        14,931        31,880            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,549         4,579        28,532        48,532           332
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,423,140     4,054,436    10,625,231    11,961,867       344,421
Net assets applicable to contracts in payment period                 --            --             9            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,423,140  $  4,054,436  $ 10,625,240  $ 11,961,867  $    344,421
===============================================================================================================================
Accumulation units outstanding                                2,250,084     3,857,418     8,408,678    11,399,177       341,828
===============================================================================================================================
Net asset value per accumulation unit                      $       1.08  $       1.05  $       1.26  $       1.05  $       1.01
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WDEI5         SDEI1         WDEI2         UNDM1         UNDM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    114,548  $    390,467  $     35,216  $     15,436  $     59,735
                                                           --------------------------------------------------------------------
    at market value                                        $    116,442  $    396,651  $     37,008  $     15,226  $     61,358
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  8,486            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    124,928       396,651        37,008        15,226        61,358
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  116           487            48            11            42
    Administrative charge                                            14            50             5             2             7
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   130           537            53            13            49
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       124,798       396,114        36,955        15,213        61,309
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    124,798  $    396,114  $     36,955  $     15,213  $     61,309
===============================================================================================================================
Accumulation units outstanding                                  114,711       367,200        34,122        20,086        80,914
===============================================================================================================================
Net asset value per accumulation unit                      $       1.09  $       1.08  $       1.08  $       0.76  $       0.76
===============================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  PNDM1         UNDM4           EGD         SNDM1         WNDM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,642,857  $    154,634  $  6,418,939  $  2,733,617  $    629,736
                                                           --------------------------------------------------------------------
    at market value                                        $  2,970,275  $    145,479  $  5,323,764  $  2,142,412  $    493,518
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 38,017            --        52,906            --         1,006
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,008,292       145,479     5,376,670     2,142,412       494,524
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,734           146         5,654         2,630           624
    Administrative charge                                           373            18           678           272            63
    Contract terminations                                            --            --            --           382            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,107           164         6,332         3,284           687
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,958,110       145,315     5,370,338     2,139,128       493,837
Net assets applicable to contracts in payment period             47,075            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,005,185  $    145,315  $  5,370,338  $  2,139,128  $    493,837
===============================================================================================================================
Accumulation units outstanding                                3,478,255       193,128     4,236,699     2,896,006       700,758
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.75  $       1.27  $       0.74  $       0.70
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WMDC6         WMDC5         WMDC2         UMSS1         UMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    531,717  $     95,296  $      8,039  $     69,881  $  1,499,298
                                                           --------------------------------------------------------------------
    at market value                                        $    555,738  $     99,826  $      8,315  $     71,298  $  1,529,647
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 43,665            --            --            --        19,865
Receivable from mutual funds and portfolios
  for share redemptions                                             469           115             9            60         1,273
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    599,872        99,941         8,324        71,358     1,550,785
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  413           103             8            51         1,099
    Administrative charge                                            56            12             1             9           174
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      43,665            --            --            --        19,865
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                44,134           115             9            60        21,138
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       555,738        99,826         8,315        71,298     1,529,647
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    555,738  $     99,826  $      8,315  $     71,298  $  1,529,647
===============================================================================================================================
Accumulation units outstanding                                  522,139        93,943         7,839        61,488     1,321,211
===============================================================================================================================
Net asset value per accumulation unit                      $       1.06  $       1.06  $       1.06  $       1.16  $       1.16
===============================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                     PMSS1         UMSS4           EMU         SMSS1         WMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    308,138  $  1,574,986  $    681,235  $    612,873  $     47,733
                                                           --------------------------------------------------------------------
    at market value                                        $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,634        15,386        28,144            --         1,510
Receivable from mutual funds and portfolios
  for share redemptions                                             275         1,666           746         8,200            61
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    311,366     1,601,907       702,770       601,343        49,561
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  242         1,481           666           736            55
    Administrative charge                                            33           185            80            76             6
    Contract terminations                                            --            --            --         7,388            --
Payable to mutual funds and portfolios
  for investments purchased                                       3,634        15,386        28,144            --         1,510
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,909        17,052        28,890         8,200         1,571
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       307,457     1,584,855       673,880       593,143        47,990
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
===============================================================================================================================
Accumulation units outstanding                                  251,581     1,373,613       546,335       472,993        41,027
===============================================================================================================================
Net asset value per accumulation unit                      $       1.22  $       1.15  $       1.23  $       1.25  $       1.17
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 PIGR1           EPL           WIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,499,292  $  2,121,939  $    562,152
                                                           ----------------------------------------
    at market value                                        $  4,269,371  $  1,651,442  $    426,972
Dividends receivable                                                 --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,935        21,233         1,052
Receivable from mutual funds and portfolios
  for share redemptions                                           4,472         1,856           587
---------------------------------------------------------------------------------------------------
Total assets                                                  4,277,778     1,674,531       428,611
===================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,935         1,657           534
    Administrative charge                                           537           199            53
    Contract terminations                                            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       3,935        21,233           913
---------------------------------------------------------------------------------------------------
Total liabilities                                                 8,407        23,089         1,500
---------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,256,362     1,651,442       427,111
Net assets applicable to contracts in payment period             13,009            --            --
---------------------------------------------------------------------------------------------------
Total net assets                                           $  4,269,371  $  1,651,442  $    427,111
===================================================================================================
Accumulation units outstanding                                4,730,889     1,775,441       729,923
===================================================================================================
Net asset value per accumulation unit                      $       0.90  $       0.93  $       0.59
===================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   PBND1           ESI          SBND1          UCMG1          UCMG2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,810  $    873,779   $    123,012   $      9,702   $     38,227
Variable account expenses                                         1,141       191,594         30,364          3,339         15,122
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                    4,669       682,185         92,648          6,363         23,105
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,351     2,569,776      4,387,167        427,770        716,961
    Cost of investments sold                                      9,082     2,699,735      4,385,042        427,768        716,966
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    269      (129,959)         2,125              2             (5)
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       398       249,511        (12,724)           (17)           (73)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      667       119,552        (10,599)           (15)           (78)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,336  $    801,737   $     82,049   $      6,348   $     23,027
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PCMG1          UCMG4            EMS          SCMG1          PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     25,379   $     61,769   $    378,788   $    539,123   $      2,671
Variable account expenses                                        12,071         28,012        158,115        242,770          3,158
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   13,308         33,757        220,673        296,353           (487)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         333,971        601,905     41,072,518     40,299,468        479,603
    Cost of investments sold                                    333,972        601,903     41,073,614     40,299,419        448,680
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)             2         (1,096)            49         30,923
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)          (106)           605           (576)           870
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (60)          (104)          (491)          (527)        31,793
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,248   $     33,653   $    220,182   $    295,826   $     31,306
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI5          SDEI1          WDEI2          UNDM1          UNDM2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        630   $      4,440   $        178   $         20   $         56
Variable account expenses                                           671          5,099            237             59            141
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                      (41)          (659)           (59)           (39)           (85)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,329      2,217,200            951            132            497
    Cost of investments sold                                      5,513      2,267,130            924            171            555
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (184)       (49,930)            27            (39)           (58)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747          4,363          1,811           (193)         1,623
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,563        (45,567)         1,838           (232)         1,565
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,522   $    (46,226)  $      1,779   $       (271)  $      1,480
====================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PNDM1          UNDM4            EGD          SNDM1          WNDM2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,170   $        260   $     11,728   $      4,492   $      1,041
Variable account expenses                                        32,623          1,227         72,057         30,444          7,405
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (26,453)          (967)       (60,329)       (25,952)        (6,364)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         548,441         22,443        704,989        459,920         12,497
    Cost of investments sold                                    651,343         23,884        831,932        587,884         15,984
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (102,902)        (1,441)      (126,943)      (127,964)        (3,487)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (331,473)        (9,092)      (844,510)      (245,647)       (79,605)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (434,375)       (10,533)      (971,453)      (373,611)       (83,092)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (460,828)  $    (11,500)  $ (1,031,782)  $   (399,563)  $    (89,456)
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    WMDC6(1)       WMDC5(1)       WMDC2(1)        UMSS1          UMSS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $        664   $      2,331
Variable account expenses                                         1,260            338             10            412          4,077
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   (1,260)          (338)           (10)           252         (1,746)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          16,966            232          4,495         25,346          5,555
    Cost of investments sold                                     17,020            227          4,512         26,494          5,386
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (54)             5            (17)        (1,148)           169
Distributions from capital gains                                     --             --             --          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                                    24,021          4,530            276            417         30,138
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,967          4,535            259          1,501         38,142
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     22,707   $      4,197   $        249   $      1,753   $     36,396
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        PMSS1          UMSS4            EMU          SMSS1         WMSS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        927   $      6,812   $      9,276   $     27,858   $          6
Variable account expenses                                         1,128          7,557          6,222         14,205            253
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     (201)          (745)         3,054         13,653           (247)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,908        205,810        417,991      2,050,244          4,791
    Cost of investments sold                                     13,948        212,408        424,750      2,172,538          4,522
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                                  3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or
  depreciation of investments                                      (720)         9,035        (25,983)       (24,654)            70
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,359         25,338         (1,555)       (53,286)           359
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,158   $     24,593   $      1,499   $    (39,633)  $        112
====================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        PIGR1            EPL          WIGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,753   $      6,387   $      1,095
Variable account expenses                                        44,250         29,098          6,589
------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (35,497)       (22,711)        (5,494)
======================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         171,073      1,452,676         30,275
    Cost of investments sold                                    222,584      1,998,906         36,894
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (51,511)      (546,230)        (6,619)
Distributions from capital gains                                356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                (1,078,665)      (306,534)      (128,927)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (773,321)      (592,387)       (90,908)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (808,818)  $   (615,098)  $    (96,402)
======================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                     PBND1            ESI          SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss)-- net               $      4,669   $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss)
  on sales of investments                             269       (129,959)         2,125              2             (5)
Distributions from capital gains                       --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                         398        249,511        (12,724)           (17)           (73)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         5,336        801,737         82,049          6,348         23,027
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             --        392,694         45,721         72,505        414,634
Net transfers(1)                                   21,723        135,621        751,120        451,974      2,441,327
Annuity payments                                       --         (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges        (1,903)    (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                     --       (110,742)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions              19,820       (836,732)       698,574        524,478      2,834,371
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    85,549     13,157,333        710,040         54,952             --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    110,705   $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             81,583      9,498,099        687,876         53,407             --
Contract purchase payments                             --        276,188         42,929         68,993        416,079
Net transfers(1)                                   19,467         98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges        (1,756)      (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                     --        (77,062)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   99,294      8,923,249      1,362,937        554,322      2,828,091
======================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         PCMG1          UCMG4            EMS          SCMG1          PDEI1
OPERATIONS
Investment income (loss)-- net               $     13,308   $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss)
  on sales of investments                              (1)             2         (1,096)            49         30,923
Distributions from capital gains                       --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                         (59)          (106)           605           (576)           870
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        13,248         33,653        220,182        295,826         31,306
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                        538,610        858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                1,985,789      2,622,121      5,157,424        449,362        407,388
Annuity payments                                       --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges       (22,079)       (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                (92,794)            --             --       (396,463)            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           2,409,526      3,385,734      4,943,250       (167,576)        69,255
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       366        635,049      5,461,808     11,833,617        243,860
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  2,423,140   $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                350        618,285      4,421,199     11,510,757        244,084
Contract purchase payments                        503,480        820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                1,854,182      2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges       (20,569)       (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                (87,359)            --             --       (412,026)            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,250,084      3,857,418      8,408,678     11,399,177        341,828
======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         WDEI5          SDEI1          WDEI2          UNDM1          UNDM2
OPERATIONS
Investment income (loss)-- net               $        (41)  $       (659)  $        (59)  $        (39)  $        (85)
Net realized gain (loss)
  on sales of investments                            (184)       (49,930)            27            (39)           (58)
Distributions from capital gains                       --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,747          4,363          1,811           (193)         1,623
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,522        (46,226)         1,779           (271)         1,480
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                         30,207         (5,585)        22,454          9,189            713
Net transfers(1)                                   85,446        418,967         10,324          6,296         59,116
Annuity payments                                       --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          (316)       (18,000)          (770)            (1)            --
    Death benefits                                     --         (8,733)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             115,337        386,649         32,008         15,484         59,829
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,939         55,691          3,168             --             --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    124,798   $    396,114   $     36,955   $     15,213   $     61,309
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              7,350         51,889          2,939             --             --
Contract purchase payments                         28,086         (4,801)        22,614         11,414            899
Net transfers(1)                                   79,571        345,177          9,288          8,673         80,015
Contract terminations:
    Surrender benefits and contract charges          (296)       (16,402)          (719)            (1)            --
    Death benefits                                     --         (8,663)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  114,711        367,200         34,122         20,086         80,914
======================================================================================================================

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          PNDM1          UNDM4            EGD          SNDM1          WNDM2
OPERATIONS
Investment income (loss)-- net               $    (26,453)  $       (967)  $    (60,329)  $    (25,952)  $     (6,364)
Net realized gain (loss)
  on sales of investments                        (102,902)        (1,441)      (126,943)      (127,964)        (3,487)
Distributions from capital gains                       --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    (331,473)        (9,092)      (844,510)      (245,647)       (79,605)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (460,828)       (11,500)    (1,031,782)      (399,563)       (89,456)
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                        607,529         43,573        412,497        182,483         70,399
Net transfers(1)                                1,266,355         87,563        641,651        220,415        104,692
Annuity payments                                   (7,793)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges      (459,875)        (3,880)      (362,349)       (88,535)        (7,533)
    Death benefits                                 (9,657)            --        (25,717)            --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           1,396,559        127,256        666,082        314,363        167,558
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 2,069,454         29,559      5,736,038      2,224,328        415,735
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  3,005,185   $    145,315   $  5,370,338   $  2,139,128   $    493,837
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,936,840         32,247      3,716,997      2,468,296        483,327
Contract purchase payments                        687,507         49,438        308,358        224,502         98,231
Net transfers(1)                                1,355,496        111,546        509,304        323,253        128,490
Contract terminations:
    Surrender benefits and contract charges      (490,439)          (103)      (277,964)      (120,045)        (9,290)
    Death benefits                                (11,149)            --        (19,996)            --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,478,255        193,128      4,236,699      2,896,006        700,758
======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)       WMDC6(2)       WMDC5(2)       WMDC2(2)          UMSS1          UMSS2
OPERATIONS
Investment income (loss)-- net               $     (1,260)  $       (338)  $        (10)  $        252   $     (1,746)
Net realized gain (loss)
  on sales of investments                             (54)             5            (17)        (1,148)           169
Distributions from capital gains                       --             --             --          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                      24,021          4,530            276            417         30,138
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        22,707          4,197            249          1,753         36,396
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                        212,955         69,407          4,515         17,737        937,965
Net transfers(1)                                  320,479         26,222          3,551         28,942        551,900
Annuity payments                                       --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          (403)            --             --             (2)        (4,404)
    Death benefits                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             533,031         95,629          8,066         46,677      1,485,461
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --             --             --         22,868          7,790
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    555,738   $     99,826   $      8,315   $     71,298   $  1,529,647
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --             --             --         20,898          7,156
Contract purchase payments                        208,795         68,115          4,383         15,686        832,710
Net transfers(1)                                  313,727         25,828          3,456         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges          (383)            --             --             (2)        (3,872)
    Death benefits                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  522,139         93,943          7,839         61,488      1,321,211
======================================================================================================================

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         PMSS1          UMSS4            EMU          SMSS1          WMSS2
OPERATIONS
Investment income (loss)-- net               $       (201)  $       (745)  $      3,054   $     13,653   $       (247)
Net realized gain (loss)
  on sales of investments                          (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                    3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or
  depreciation of investments                        (720)         9,035        (25,983)       (24,654)            70
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,158         24,593          1,499        (39,633)           112
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                        125,964        883,909         88,382        277,425         41,223
Net transfers(1)                                  180,043        706,194        423,995        492,762          4,018
Annuity payments                                       --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          (110)       (45,781)       (38,163)      (231,063)          (343)
    Death benefits                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             305,897      1,544,322        474,214        539,124         44,898
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       402         15,940        198,167         93,652          2,980
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    307,457   $  1,584,855   $    673,880   $    593,143   $     47,990
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                347         14,596        169,587         78,742          2,680
Contract purchase payments                        102,958        767,737         71,278        214,860         34,906
Net transfers(1)                                  148,365        626,832        336,168        370,604          3,739
Contract terminations:
    Surrender benefits and contract charges           (89)       (35,552)       (30,698)      (191,213)          (298)
    Death benefits                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  251,581      1,373,613        546,335        472,993         41,027
======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         PIGR1            EPL           WIGR2
OPERATIONS
Investment income (loss)-- net               $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss)
  on sales of investments                         (51,511)      (546,230)        (6,619)
Distributions from capital gains                  356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                  (1,078,665)      (306,534)      (128,927)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (808,818)      (615,098)       (96,402)
========================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                      1,091,340        247,528         49,298
Net transfers(1)                                1,176,748       (422,501)       106,017
Annuity payments                                   (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges       (43,016)      (140,195)        (5,728)
    Death benefits                                (14,376)       (31,188)            --
----------------------------------------------------------------------------------------
Increase (decrease) from transactions           2,208,349       (346,356)       149,587
----------------------------------------------------------------------------------------
Net assets at beginning of year                 2,869,840      2,612,896        373,926
----------------------------------------------------------------------------------------
Net assets at end of year                    $  4,269,371   $  1,651,442   $    427,111
========================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,473,705      2,191,500        499,119
Contract purchase payments                      1,136,371        236,938         79,291
Net transfers(1)                                1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges       (45,164)      (140,260)        (9,390)
    Death benefits                                (15,069)       (29,550)            --
----------------------------------------------------------------------------------------
Units outstanding at end of year                4,730,889      1,775,441        729,923
========================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                   PBND1            ESI        SBND1(2)       UCMG1(3)          PCMG1
OPERATIONS
Investment income (loss)-- net               $        841   $    658,719   $     13,792   $        298   $         14
Net realized gain (loss)
  on sales of investments                              60        (65,809)           287             --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,187        (92,908)         9,031              1             (3)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         2,088        500,002         23,110            299             11
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                         89,791      1,127,304        614,278         54,653             94
Net transfers(1)                                   (5,425)     1,618,613         75,028             --             --
Annuity payments                                       --           (212)            --             --             --
Contract terminations:
    Surrender benefits and contract charges        (1,166)      (791,854)        (2,376)            --             (1)
    Death benefits                                     --       (116,821)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions              83,200      1,837,030        686,930         54,653             93
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       261     10,820,301             --             --            262
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $     85,549   $ 13,157,333   $    710,040   $     54,952   $        366
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                258      8,126,599             --             --            260
Contract purchase payments                         87,715        817,990        616,025         53,407             91
Net transfers(1)                                   (5,265)     1,214,069         74,203             --             --
Contract terminations:
    Surrender benefits and contract charges        (1,125)      (573,807)        (2,352)            --             (1)
    Death benefits                                     --        (86,752)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   81,583      9,498,099        687,876         53,407            350
======================================================================================================================

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)      UCMG4(3)          EMS        SCMG1(2)         PDEI1         WDEI5(4)
OPERATIONS
Investment income (loss)-- net               $      3,172   $    135,974   $    250,010   $        (61)  $         (8)
Net realized gain (loss)
  on sales of investments                               3        (16,587)        (1,732)            49             --
Net change in unrealized appreciation or
  depreciation of investments                          14           (891)           266          8,446            147
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         3,189        118,496        248,544          8,434            139
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                        585,259      5,658,273     30,026,918         14,575          2,848
Net transfers(1)                                   46,601       (995,418)   (17,446,429)       220,913          4,952
Annuity payments                                       --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges            --       (378,581)      (995,416)          (329)            --
    Death benefits                                     --        (54,981)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             631,860      4,229,293     11,585,073        235,159          7,800
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --      1,114,019             --            267             --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    635,049   $  5,461,808   $ 11,833,617   $    243,860   $      7,939
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --        941,161             --            262             --
Contract purchase payments                        572,858      4,705,351     29,699,520         14,864          2,742
Net transfers(1)                                   45,427       (825,952)   (17,222,340)       229,295          4,608
Contract terminations:
    Surrender benefits and contract charges            --       (353,020)      (966,423)          (337)            --
    Death benefits                                     --        (46,341)            --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  618,285      4,421,199     11,510,757        244,084          7,350
======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     SDEI1(2)       WDEI2(4)          PNDM1       UNDM4(2)          EGD
OPERATIONS
Investment income (loss)-- net               $        (33)  $         (6)  $    116,826   $        265   $    348,747
Net realized gain (loss)
  on sales of investments                              (1)            --         (7,257)             3         72,536
Net change in unrealized appreciation or
  depreciation of investments                       1,821            (19)      (341,143)           (63)    (1,137,292)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,787            (25)      (231,574)           205       (716,009)
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                         14,489          3,193      1,244,404         25,451      1,763,702
Net transfers(1)                                   39,415             --      1,073,929          3,903      1,381,484
Annuity payments                                       --             --        (10,499)            --             --
Contract terminations:
    Surrender benefits and contract charges            --             --         (7,102)            --       (362,293)
    Death benefits                                     --             --             --             --        (15,459)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions              53,904          3,193      2,300,732         29,354      2,767,434
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --             --            296             --      3,684,613
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $     55,691   $      3,168   $  2,069,454   $     29,559   $  5,736,038
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --             --            257             --      2,140,748
Contract purchase payments                         13,938          2,939      1,081,501         28,176      1,038,976
Net transfers(1)                                   37,951             --        967,900          4,071        781,895
Contract terminations:
    Surrender benefits and contract charges            --             --       (112,818)            --       (235,255)
    Death benefits                                     --             --             --             --         (9,367)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   51,889          2,939      1,936,840         32,247      3,716,997
======================================================================================================================

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     SNDM1(2)       WNDM2(4)       UMSS1(3)       UMSS2(3)          PMSS1
OPERATIONS
Investment income (loss)-- net               $    117,444   $     23,150   $        (25)  $         (5)  $         11
Net realized gain (loss)
  on sales of investments                         (12,528)          (871)             8              4             --
Net change in unrealized appreciation or
  depreciation of investments                    (345,558)       (56,613)         1,000            211             30
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (240,642)       (34,334)           983            210             41
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                      2,310,821         69,482         21,885             --             93
Net transfers(1)                                  208,870        380,587             --          7,625             --
Annuity payments                                       --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges       (54,721)            --             --            (45)            (1)
    Death benefits                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           2,464,970        450,069         21,885          7,580             92
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --             --             --             --            269
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  2,224,328   $    415,735   $     22,868   $      7,790   $        402
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --             --             --             --            260
Contract purchase payments                      2,320,492         73,076         20,898             --             88
Net transfers(1)                                  209,407        410,251             --          7,199             --
Contract terminations:
    Surrender benefits and contract charges       (61,603)            --             --            (43)            (1)
    Death benefits                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,468,296        483,327         20,898          7,156            347
======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)       UMSS4(3)            EMU       SMSS1(2)       WMSS2(4)          PIGR1
OPERATIONS
Investment income (loss)-- net               $         (6)  $      3,416   $       (367)  $        (25)  $    (11,274)
Net realized gain (loss)
  on sales of investments                               3            288             86             80         (2,473)
Net change in unrealized appreciation or
  depreciation of investments                         834         17,841          4,924            187       (151,320)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           831         21,545          4,643            242       (165,067)
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                         15,109         27,001         54,201            231      2,218,356
Net transfers(1)                                       --        125,485         41,995          2,507        836,381
Annuity payments                                       --             --             --             --         (2,881)
Contract terminations:
    Surrender benefits and contract charges            --         (8,186)        (7,187)            --        (12,027)
    Death benefits                                     --             --             --             --         (5,246)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions              15,109        144,300         89,009          2,738      3,034,583
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --         32,322             --             --            324
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $     15,940   $    198,167   $     93,652   $      2,980   $  2,869,840
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --         30,888             --             --            252
Contract purchase payments                         14,596         24,922         48,762            298      1,804,874
Net transfers(1)                                       --        121,306         36,521          2,382        713,250
Contract terminations:
    Surrender benefits and contract charges            --         (7,529)        (6,541)            --        (39,803)
    Death benefits                                     --             --             --             --         (4,868)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   14,596        169,587         78,742          2,680      2,473,705
======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                   SEGREGATED ASSET
                                                      SUBACCOUNTS
                                             ----------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)         EPL          WIGR2(4)
OPERATIONS
Investment income (loss)-- net               $     73,712   $     (1,448)
Net realized gain (loss)
  on sales of investments                         (58,863)        (1,002)
Net change in unrealized appreciation or
  depreciation of investments                    (203,865)        (6,253)
-------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (189,016)        (8,703)
=========================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                        909,491        218,647
Net transfers(1)                                1,505,237        164,520
Annuity payments                                       --             --
Contract terminations:
    Surrender benefits and contract charges       (74,650)          (538)
    Death benefits                                     --             --
-------------------------------------------------------------------------
Increase (decrease) from transactions           2,340,078        382,629
-------------------------------------------------------------------------
Net assets at beginning of year                   461,834             --
-------------------------------------------------------------------------
Net assets at end of year                    $  2,612,896   $    373,926
=========================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            346,626             --
Contract purchase payments                        710,605        281,091
Net transfers(1)                                1,197,000        218,754
Contract terminations:
    Surrender benefits and contract charges       (62,731)          (726)
    Death benefits                                     --             --
-------------------------------------------------------------------------
Units outstanding at end of year                2,191,500        499,119
=========================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT       INVESTMENT                                                             SHARES
----------------------------------------------------------------------------------------------
PBND1            AXP(R) Variable Portfolio - Bond Fund                                  10,538
ESI                                                                                  1,251,583
SBND1                                                                                  144,910

UCMG1            AXP(R) Variable Portfolio - Cash Management Fund                      564,765
UCMG2                                                                                2,861,531
PCMG1                                                                                2,419,194
UCMG4                                                                                4,037,835
EMS                                                                                 10,640,320
SCMG1                                                                               11,996,247

PDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund             34,128
WDEI5                                                                                   11,527
SDEI1                                                                                   39,265
WDEI2                                                                                    3,663

UNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        953
UNDM2                                                                                    3,842
PNDM1                                                                                  186,009
UNDM4                                                                                    9,110
EGD                                                                                    333,392
SNDM1                                                                                  134,165
WNDM2                                                                                   30,906

WMDC6            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      28,514
WMDC5                                                                                    5,122
WMDC2                                                                                      427

UMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                          5,082
UMSS2                                                                                  109,027
PMSS1                                                                                   21,914
UMSS4                                                                                  112,962
EMU                                                                                     48,031
SMSS1                                                                                   42,277
WMSS2                                                                                    3,420

PIGR1            Putnam VT International Growth Fund - Class IB Shares                 345,418
EPL                                                                                    133,612
WIGR2                                                                                   34,545

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3.   VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4.   CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5.   WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6.   RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                   PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                       0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                             0.560% to 0.470%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     0.630% to 0.570%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                   PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                       0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                             0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     0.050% to 0.030%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT       INVESTMENT                                                              PURCHASES
-------------------------------------------------------------------------------------------------------
PBND1            AXP(R) Variable Portfolio - Bond Fund                               $      33,847
ESI                                                                                      2,471,180
SBND1                                                                                    5,207,552

UCMG1            AXP(R) Variable Portfolio - Cash Management Fund                          937,517
UCMG2                                                                                    3,577,543
PCMG1                                                                                    2,751,993
UCMG4                                                                                    4,005,536
EMS                                                                                     46,163,200
SCMG1                                                                                   40,721,352

PDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                548,503
WDEI5                                                                                      112,261
SDEI1                                                                                    2,603,683
WDEI2                                                                                       32,948

UNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         15,510
UNDM2                                                                                       60,290
PNDM1                                                                                    1,882,315
UNDM4                                                                                      148,882
EGD                                                                                      1,289,160
SNDM1                                                                                      759,545
WNDM2                                                                                      172,894

WMDC6(1)         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         548,737
WMDC5(1)                                                                                    95,523
WMDC2(1)                                                                                    12,551

UMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                             74,507
UMSS2                                                                                    1,497,105
PMSS1                                                                                      321,723
UMSS4                                                                                    1,772,288
EMU                                                                                        926,446
SMSS1                                                                                    2,696,683
WMSS2                                                                                       49,462

PIGR1            Putnam VT International Growth Fund - Class IB Shares                   2,712,096
EPL                                                                                      1,352,832
WIGR2                                                                                      222,282

(1)  Operations commenced on May 1, 2001.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

8.   FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   PBND1    ESI      SBND1    UCMG1     UCMG2     PCMG1     UCMG4     EMS       SCMG1     PDEI1
                                  ----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.05   $ 1.38   $ 1.03   $ 1.03    $ 1.00    $ 1.05    $ 1.03    $ 1.24    $ 1.03    $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.11   $ 1.47   $ 1.09   $ 1.06    $ 1.01    $ 1.08    $ 1.05    $ 1.26    $ 1.05    $ 1.01
Units (000s)                          99    8,923    1,363      554     2,828     2,250     3,857     8,409    11,399       342
Net assets (000s)                 $  111   $13,122  $1,491   $  586    $2,857    $2,423    $4,054    $10,625   $11,962   $  344
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                6.43%    6.45%    6.53%    2.91%     2.80%     2.64%     2.99%     3.38%     3.58%     1.07%
Expense ratio(2)                    1.25%    1.40%    1.60%    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.25%
Total return(3)                     5.71%    6.52%    5.83%    2.91%     1.00%     2.86%     1.94%     1.61%     1.94%     1.00%
--------------------------------------------------------------------------------------------------------------------------------

                                   WDEI5    SDEI1    WDEI2    UNDM1     UNDM2     PNDM1     UNDM4     EGD       SNDM1     WNDM2
                                  ----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.08   $ 1.07   $ 1.08   $ 0.92    $ 0.92    $ 1.03    $ 0.92    $ 1.54    $ 0.90    $ 0.86
--------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.09   $ 1.08   $ 1.08   $ 0.76    $ 0.76    $ 0.85    $ 0.75    $ 1.27    $ 0.74    $ 0.70
Units (000s)                         115      367       34       20        81     3,478       193     4,237     2,896       701
Net assets (000s)                 $  125   $  396   $   37   $   15    $   61    $3,005    $  145    $5,370    $2,139    $  494
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                1.32%    1.40%    1.24%    0.34%     0.43%     0.24%     0.28%     0.23%     0.24%     0.23%
Expense ratio(2)                    1.40%    1.60%    1.65%    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%
Total return(3)                     0.93%    0.93%    0.00%  (17.39%)  (17.39%)  (17.48%)  (18.48%)  (17.53%)  (17.78%)  (18.60%)
--------------------------------------------------------------------------------------------------------------------------------

                                 WMDC6(4)  WMDC5(4) WMDC2(4)  UMSS1     UMSS2     PMSS1     UMSS4     EMU       SMSS1     WMSS2
                                  ----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               --       --       --   $ 1.09    $ 1.09    $ 1.16    $ 1.09    $ 1.17    $ 1.19    $ 1.11
--------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.06   $ 1.06   $ 1.06   $ 1.16    $ 1.16    $ 1.22    $ 1.15    $ 1.23    $ 1.25    $ 1.17
Units (000s)                         522       94        8       61     1,321       252     1,374       546       473        41
Net assets (000s)                 $  556   $  100   $    8   $   71    $1,530    $  307    $1,585    $  674    $  593    $   48
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --       --       --     1.62%     0.63%     1.02%     1.21%     2.10%     3.19%     0.04%
Expense ratio(2)                    1.25%    1.40%    1.65%    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%
Total return(3)                     6.00%    6.00%    6.00%    6.42%     6.42%     5.17%     5.50%     5.13%     5.04%     5.41%
--------------------------------------------------------------------------------------------------------------------------------

                                   PIGR1      EPL      WIGR2
                                  ----------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.15    $ 1.19    $ 0.75
--------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.90    $ 0.93    $ 0.59
Units (000s)                       4,731     1,775       730
Net assets (000s)                 $4,269    $1,651    $  427
--------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.25%     0.31%     0.27%
Expense ratio(2)                    1.25%     1.40%     1.65%
Total return(3)                   (21.74%)  (21.85%)  (21.33%)
--------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 1, 2001.

                               45276-20 C (1/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                JANUARY 30, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


   Performance Information                                                 p. 3
   Calculating Annuity Payouts                                             p.22
   Rating Agencies                                                         p.23
   Principal Underwriter                                                   p.23
   Independent Auditors                                                    p.23
   Financial Statements                                                    p.24

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000

                T = average annual total return

                n = number of years

              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                       1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                            --%           --%(b)
UCMG7        Cash Management Fund (1/03; 10/81)                                    --            --(b)
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                        (7.57)        (0.04)
UESL7        Equity Select Fund (1/03; 5/01)                                       --            --(b)
WFDI2        Federal Income Fund (3/00; 9/99)                                   (3.75)         1.58
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                               (24.63)       (21.12)
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                            --            --(b)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                    --            --(b)
UAAC7        Capital Appreciation Fund, Series II Shares (1/03; 5/93)(3)           --            --(b)
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(4)            --            --(b)
           ALLIANCE VP
UGIP7        Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                 --            --(b)
UPRG7        Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                    --            --(b)
UTEC7        Technology Portfolio (Class B) (1/03; 1/96)(7)                        --            --(b)
           EVERGREEN VA
UEBC7        Blue Chip Fund - Class 2 (1/03; 4/00)(8)                              --            --(b)
UECG7        Capital Growth Fund - Class 2 (1/03; 3/98)(8)                         --            --(b)
UECB7        Core Bond Fund - Class 2 (1/03; 7/02)(8)                              --            --(b)
UEEI7        Equity Index Fund - Class 2 (1/03; 9/99)(8)                           --            --(b)
UEFF7        Foundation Fund - Class 2 (1/03; 3/96)(8)                             --            --(b)
UEFD7        Fund - Class 2 (1/03; 3/96)(8)                                        --            --(b)
UEGO7        Global Leaders Fund - Class 2 (1/03; 3/97)(8)                         --            --(b)
UEGR7        Growth Fund - Class 2 (1/03; 3/98)(8)                                 --            --(b)
UEGW7        Growth and Income Fund - Class 2 (1/03; 3/96)(8)                      --            --(b)
UEHI7        High Income Fund - Class 2 (1/03; 6/99)(8)                            --            --(b)
UEIG7        International Growth Fund - Class 2 (1/03; 8/98)(8)                   --            --(b)
UEMA7        Masters Fund - Class 2 (1/03; 1/99)(8)                                --            --(b)
UEOE7        Omega Fund - Class 2 (1/03; 3/97)(8)                                  --            --(b)
UESM7        Small Cap Value Fund - Class 2 (1/03; 5/98)(8)                        --            --(b)
UESE7        Special Equity Fund - Class 2 (1/03; 9/99)(8)                         --            --(b)
UEST7        Strategic Income Fund - Class 2 (1/03; 3/97)(8)                       --            --(b)
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)               --            --(b)
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(9)                     --            --(b)
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                    --         (6.97)(e)
           FTVIPT
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                              --            --(b)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)          (3.14)         7.81
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(10)          --           --(b)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                               SINCE
SUBACCOUNT INVESTING IN:                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                      (2.57%)      2.03%      4.73%    7.60%
UCMG7        Cash Management Fund (1/03; 10/81)                              (6.13)       1.97       1.91     3.79
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                     (7.57)         --         --    (2.31)
UESL7        Equity Select Fund (1/03; 5/01)                                    --          --         --    (9.95)(c)
WFDI2        Federal Income Fund (3/00; 9/99)                                (3.75)         --         --     1.50
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                            (24.63)       6.88         --     8.09
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                         --          --         --    (2.13)(c)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                 --          --         --    (6.08)(c)
UAAC7        Capital Appreciation Fund, Series II Shares (1/03; 5/93)(3)    (30.64)       3.03         --     9.03
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(4)     (16.84)         --         --     1.46
           ALLIANCE VP
UGIP7        Growth and Income Portfolio (Class B) (1/03; 1/91)(5)           (9.35)      11.53      12.09    11.07
UPRG7        Premier Growth Portfolio (Class B) (1/03; 6/92)(6)             (25.26)       9.48         --    12.85
UTEC7        Technology Portfolio (Class B) (1/03; 1/96)(7)                 (32.55)       9.38         --     9.38
           EVERGREEN VA
UEBC7        Blue Chip Fund - Class 2 (1/03; 4/00)(8)                       (24.54)         --         --   (21.18)
UECG7        Capital Growth Fund - Class 2 (1/03; 3/98)(8)                  (21.29)         --         --     0.98
UECB7        Core Bond Fund - Class 2 (1/03; 7/02)(8)                           --          --         --       --(d)
UEEI7        Equity Index Fund - Class 2 (1/03; 9/99)(8)                    (20.34)         --         --    (8.20)
UEFF7        Foundation Fund - Class 2 (1/03; 3/96)(8)                      (17.26)       3.34         --     5.21
UEFD7        Fund - Class 2 (1/03; 3/96)(8)                                 (25.66)       2.37         --     4.31
UEGO7        Global Leaders Fund - Class 2 (1/03; 3/97)(8)                  (21.66)         --         --     2.17
UEGR7        Growth Fund - Class 2 (1/03; 3/98)(8)                          (15.55)         --         --     0.73
UEGW7        Growth and Income Fund - Class 2 (1/03; 3/96)(8)               (20.55)       4.92         --     7.14
UEHI7        High Income Fund - Class 2 (1/03; 6/99)(8)                      (0.22)         --         --     1.46
UEIG7        International Growth Fund - Class 2 (1/03; 8/98)(8)            (25.96)         --         --    (3.31)
UEMA7        Masters Fund - Class 2 (1/03; 1/99)(8)                         (23.84)         --         --    (2.92)
UEOE7        Omega Fund - Class 2 (1/03; 3/97)(8)                           (22.90)         --         --     5.59
UESM7        Small Cap Value Fund - Class 2 (1/03; 5/98)(8)                   7.30          --         --     9.16
UESE7        Special Equity Fund - Class 2 (1/03; 9/99)(8)                  (16.85)         --         --    (4.88)
UEST7        Strategic Income Fund - Class 2 (1/03; 3/97)(8)                 (3.90)         --         --     0.81
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)        (20.79)       7.32         --    12.88
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(9)              (25.68)       8.51      10.59    10.97
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)             (12.69)         --         --    21.67
           FTVIPT
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                         3.05          --         --    (4.36)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)       (3.14)       7.19         --     7.91
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(10)   (23.99)       1.67         --     6.97

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                    1 YEAR     COMMENCEMENT
           MFS(R)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(11)              --%        --%(b)
UTRS7        Total Return Series - Service Class (1/03; 1/95)(11)               --         --(b)
USUT7        Utilities Series - Service Class (1/03; 1/95)(11)                  --         --(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)          --         --(b)
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)            --         --(b)
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)         --         --(b)
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)            --         --(b)
             PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund -
             Class IB Shares (1/03; 2/88)(13)                                   --         --(b)
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                   --         --(b)
WIGR2        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(15)                               (28.16)    (24.70)
           VAN KAMPEN
UVCP7        Life Investment Trust Comstock Portfolio
             Class II Shares (1/03; 4/99)(16)                                   --         --(b)
UVGI7        Life Investment Trust Growth and Income Portfolio
             Class II Shares (1/03; 12/96)(16)                                  --         --(b)
UVRE7        The UIF U.S. Real Estate Portfolio
             Class I Shares (1/03; 3/97)(16)                                    --         --(b)

                                                                                    PERFORMANCE OF THE FUND
                                                                                                               SINCE
SUBACCOUNT INVESTING IN:                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
           MFS(R)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(11)         (14.26%)        --%        --%      10.93%
UTRS7        Total Return Series - Service Class (1/03; 1/95)(11)           (9.49)       7.26         --       10.41
USUT7        Utilities Series - Service Class (1/03; 1/95)(11)             (31.51)       7.55         --       11.64
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)     (20.92)      11.18      12.45       11.67
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)       (20.53)      12.34      11.15       10.04
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)     (9.83)         --         --        0.19
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)        (3.00)       1.87         --        3.29
             PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund -
             Class IB Shares (1/03; 2/88)(13)                              (15.30)       4.98       9.11       10.11
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                              (27.38)         --         --        0.82
WIGR2        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(15)                              (28.16)         --         --        6.62
           VAN KAMPEN
UVCP7        Life Investment Trust Comstock Portfolio
             Class II Shares (1/03; 4/99)(16)                              (12.04)         --         --        2.02
UVGI7        Life Investment Trust Growth and Income Portfolio
             Class II Shares (1/03; 12/96)(16)                             (14.98)      10.43         --       10.56
UVRE7        The UIF U.S. Real Estate Portfolio
             Class I Shares (1/03; 3/97)(16)                                (0.61)         --         --        5.34

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                                --%        --%(b)
UCMG7        Cash Management Fund (1/03; 10/81)                                        --         --(b)
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                            (0.40)      3.59
UESL7        Equity Select Fund (1/03; 5/01)                                           --         --(b)
WFDI2        Federal Income Fund (3/00; 9/99)                                        3.75       5.27
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                   (18.94)    (18.27)
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                --         --(b)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                        --         --(b)
UAAC7        Capital Appreciation Fund, Series II Shares (1/03; 5/93)(3)               --         --(b)
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(4)                --         --(b)
           ALLIANCE VP
UGIP7        Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                     --         --(b)
UPRG7        Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                        --         --(b)
UTEC7        Technology Portfolio (Class B) (1/03; 1/96)(7)                            --         --(b)
           EVERGREEN VA
UEBC7        Blue Chip Fund - Class 2 (1/03; 4/00)(8)                                  --         --(b)
UECG7        Capital Growth Fund - Class 2 (1/03; 3/98)(8)                             --         --(b)
UECB7        Core Bond Fund - Class 2 (1/03; 7/02)(8)                                  --         --(b)
UEEI7        Equity Index Fund - Class 2 (1/03; 9/99)(8)                               --         --(b)
UEFF7        Foundation Fund - Class 2 (1/03; 3/96)(8)                                 --         --(b)
UEFD7        Fund - Class 2 (1/03; 3/96)(8)                                            --         --(b)
UEGO7        Global Leaders Fund - Class 2 (1/03; 3/97)(8)                             --         --(b)
UEGR7        Growth Fund - Class 2 (1/03; 3/98)(8)                                     --         --(b)
UEGW7        Growth and Income Fund - Class 2 (1/03; 3/96)(8)                          --         --(b)
UEHI7        High Income Fund - Class 2 (1/03; 6/99)(8)                                --         --(b)
UEIG7        International Growth Fund - Class 2 (1/03; 8/98)(8)                       --         --(b)
UEMA7        Masters Fund - Class 2 (1/03; 1/99)(8)                                    --         --(b)
UEOE7        Omega Fund - Class 2 (1/03; 3/97)(8)                                      --         --(b)
UESM7        Small Cap Value Fund - Class 2 (1/03; 5/98)(8)                            --         --(b)
UESE7        Special Equity Fund - Class 2 (1/03; 9/99)(8)                             --         --(b)
UEST7        Strategic Income Fund - Class 2 (1/03; 3/97)(8)                           --         --(b)
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)                   --         --(b)
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(9)                         --         --(b)
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                        --       0.25(e)
           FTVIPT
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                                  --         --(b)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)               4.41      11.36
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(10)              --         --(b)

                                                                                           PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                             5.03%       2.40%      4.73%     7.60%
UCMG7        Cash Management Fund (1/03; 10/81)                                     1.17        2.33       1.91      3.79
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                           (0.40)         --         --      0.10
UESL7        Equity Select Fund (1/03; 5/01)                                          --          --         --     (2.99)(c)
WFDI2        Federal Income Fund (3/00; 9/99)                                       3.75          --         --      3.98
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (18.94)       7.19         --      8.09
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                               --          --         --      5.51(c)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                       --          --         --      1.22(c)
UAAC7        Capital Appreciation Fund, Series II Shares (1/03; 5/93)(3)          (25.47)       3.38         --      9.03
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(4)           (10.48)         --         --      2.47
           ALLIANCE VP
UGIP7        Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                 (2.34)      11.79      12.09     11.07
UPRG7        Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                   (19.63)       9.76         --     12.85
UTEC7        Technology Portfolio (Class B) (1/03; 1/96)(7)                       (27.55)       9.66         --      9.38
           EVERGREEN VA
UEBC7        Blue Chip Fund - Class 2 (1/03; 4/00)(8)                             (18.85)         --         --    (18.10)
UECG7        Capital Growth Fund - Class 2 (1/03; 3/98)(8)                        (15.31)         --         --      1.94
UECB7        Core Bond Fund - Class 2 (1/03; 7/02)(8)                                 --          --         --        --(d)
UEEI7        Equity Index Fund - Class 2 (1/03; 9/99)(8)                          (14.28)         --         --     (5.89)
UEFF7        Foundation Fund - Class 2 (1/03; 3/96)(8)                            (10.94)       3.69         --      5.21
UEFD7        Fund - Class 2 (1/03; 3/96)(8)                                       (20.07)       2.73         --      4.31
UEGO7        Global Leaders Fund - Class 2 (1/03; 3/97)(8)                        (15.72)         --         --      2.55
UEGR7        Growth Fund - Class 2 (1/03; 3/98)(8)                                 (9.08)         --         --      1.71
UEGW7        Growth and Income Fund - Class 2 (1/03; 3/96)(8)                     (14.51)       5.25         --      7.14
UEHI7        High Income Fund - Class 2 (1/03; 6/99)(8)                             7.58          --         --      3.74
UEIG7        International Growth Fund - Class 2 (1/03; 8/98)(8)                  (20.39)         --         --     (2.26)
UEMA7        Masters Fund - Class 2 (1/03; 1/99)(8)                               (18.09)         --         --     (1.12)
UEOE7        Omega Fund - Class 2 (1/03; 3/97)(8)                                 (17.06)         --         --      5.93
UESM7        Small Cap Value Fund - Class 2 (1/03; 5/98)(8)                        15.30          --         --     10.01
UESE7        Special Equity Fund - Class 2 (1/03; 9/99)(8)                        (10.48)         --         --     (2.49)
UEST7        Strategic Income Fund - Class 2 (1/03; 3/97)(8)                        3.59          --         --      1.19
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)              (14.78)       7.62         --     12.88
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(9)                    (20.09)       8.80      10.59     10.97
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                    (5.97)         --         --     22.56
           FTVIPT
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                              11.05          --         --     (3.40)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)              4.41        7.49         --      7.91
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(10)         (18.25)       2.03         --      6.97

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR     COMMENCEMENT
           MFS(R)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(11)                  --%        --%(b)
UTRS7        Total Return Series - Service Class (1/03; 1/95)(11)                   --         --(b)
USUT7        Utilities Series - Service Class (1/03; 1/95)(11)                      --         --(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)              --         --(b)
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)                --         --(b)
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)             --         --(b)
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)                --         --(b)
           PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund -
             Class IB Shares (1/03; 2/88)(13)                                       --         --(b)
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                       --         --(b)
WIGR2        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(15)                                   (22.79)    (22.01)
           VAN KAMPEN
UVCP7        Life Investment Trust Comstock Portfolio
             Class II Shares (1/03; 4/99)(16)                                       --         --(b)
UVGI7        Life Investment Trust Growth and Income Portfolio
             Class II Shares (1/03; 12/96)(16)                                      --         --(b)
UVRE7        The UIF U.S. Real Estate Portfolio
             Class I Shares (1/03; 3/97)(16)                                        --         --(b)

                                                                                        PERFORMANCE OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT INVESTING IN:                                                       1 YEAR     5 YEARS    10 YEARS  COMMENCEMENT
           MFS(R)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(11)              (7.68%)        --%        --%      11.74%
UTRS7        Total Return Series - Service Class (1/03; 1/95)(11)               (2.49)       7.56         --       10.41
USUT7        Utilities Series - Service Class (1/03; 1/95)(11)                 (26.43)       7.85         --       11.64
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)         (14.91)      11.44      12.45       11.67
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)           (14.49)      12.59      11.15       10.04
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)         (2.85)         --         --        1.19
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)             4.57        2.24         --        3.29
           PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund -
             Class IB Shares (1/03; 2/88)(13)                                   (8.80)       5.31       9.11       10.11
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                  (21.94)         --         --        1.83
WIGR2        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(15)                                  (22.79)         --         --        6.93
           VAN KAMPEN
UVCP7        Life Investment Trust Comstock Portfolio
             Class II Shares (1/03; 4/99)(16)                                   (5.27)         --         --        4.14
UVGI7        Life Investment Trust Growth and Income Portfolio
             Class II Shares (1/03; 12/96)(16)                                  (8.46)      10.70         --       10.56
UVRE7        The UIF U.S. Real Estate Portfolio
             Class I Shares (1/03; 3/97)(16)                                     7.17          --         --        5.68

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND

SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31,
2001

                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                           (1.25%)         1.92%
PCMG1        Cash Management Fund (11/99; 10/81)                                   (4.95)          0.43
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                          (6.32)         (2.52)
UESL3        Equity Select Fund (8/02; 5/01)                                          --             --(b)
UFIF3        Federal Income Fund (5/00; 9/99)                                      (2.58)          2.24
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (23.54)        (10.51)
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                               --             --(b)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --             --(b)
UAAC3        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)              --             --(b)
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(4)               --             --(b)
           ALLIANCE VP
UGIP3        Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (8.20)         (6.91)
UPRG3        Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (24.17)        (27.06)
UTEC3        Technology Portfolio (Class B) (5/00; 1/96)(7)                       (31.49)        (37.50)
           EVERGREEN VA
UEBC3        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                                 --             --(b)
UECG3        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                            --             --(b)
UECB3        Core Bond Fund - Class 2 (7/02; 7/02)(8)                                 --             --(b)
UEEI3        Equity Index Fund - Class 2 (7/02; 9/99)(8)                              --             --(b)
UEFF3        Foundation Fund - Class 2 (7/02; 3/96)(8)                                --             --(b)
UEFD3        Fund - Class 2 (8/02; 3/96)(8)                                           --             --(b)
UEGO3        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                            --             --(b)
UEGR3        Growth Fund - Class 2 (7/02; 3/98)(8)                                    --             --(b)
UEGW3        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                         --             --(b)
UEHI3        High Income Fund - Class 2 (7/02; 6/99)(8)                               --             --(b)
UEIG3        International Growth Fund - Class 2 (7/02; 8/98)(8)                      --             --(b)
UEMA3        Masters Fund - Class 2 (7/02; 1/99)(8)                                   --             --(b)
UEOE3        Omega Fund - Class 2 (7/02; 3/97)(8)                                     --             --(b)
UESM3        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                           --             --(b)
UESE3        Special Equity Fund - Class 2 (8/02; 9/99)(8)                            --             --(b)
UEST3        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                          --             --(b)
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                  --             --(b)
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                        --             --(b)
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                       --          (5.97)(e)
           FTVIPT
PVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (11/99; 5/98)(10)                                              4.47          16.26
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)            (1.97)          6.78
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)         (22.90)       (14.25)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR     5 YEARS    10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                          (1.25%)      2.69%      6.10%     8.99%
PCMG1        Cash Management Fund (11/99; 10/81)                                  (4.95)       2.55       3.18      5.06
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                         (6.32)         --         --     (1.41)
UESL3        Equity Select Fund (8/02; 5/01)                                         --          --         --     (8.93)(c)
UFIF3        Federal Income Fund (5/00; 9/99)                                     (2.58)         --         --      2.31
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (23.54)       7.59         --      8.79
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                              --          --         --     (1.20)(c)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --          --         --     (5.18)(c)
UAAC3        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)         (29.57)       3.63         --     10.32
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(4)          (15.72)         --         --      1.97
           ALLIANCE VP
UGIP3        Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                (8.20)      12.35      13.39     12.37
UPRG3        Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                  (24.17)      10.25         --     14.15
UTEC3        Technology Portfolio (Class B) (5/00; 1/96)(7)                      (31.49)      10.15         --     10.17
           EVERGREEN VA
UEBC3        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                            (23.45)         --         --    (20.50)
UECG3        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                       (20.19)         --         --      1.50
UECB3        Core Bond Fund - Class 2 (7/02; 7/02)(8)                                --          --         --        --(d)
UEEI3        Equity Index Fund - Class 2 (7/02; 9/99)(8)                         (19.24)         --         --     (7.40)
UEFF3        Foundation Fund - Class 2 (7/02; 3/96)(8)                           (16.15)       3.94         --      5.80
UEFD3        Fund - Class 2 (8/02; 3/96)(8)                                      (24.58)       2.94         --      4.87
UEGO3        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                       (20.56)         --         --      2.71
UEGR3        Growth Fund - Class 2 (7/02; 3/98)(8)                               (14.43)         --         --      1.25
UEGW3        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                    (19.45)       5.57         --      7.79
UEHI3        High Income Fund - Class 2 (7/02; 6/99)(8)                            0.96          --         --      2.37
UEIG3        International Growth Fund - Class 2 (7/02; 8/98)(8)                 (24.88)         --         --     (2.89)
UEMA3        Masters Fund - Class 2 (7/02; 1/99)(8)                              (22.75)         --         --     (2.01)
UEOE3        Omega Fund - Class 2 (7/02; 3/97)(8)                                (21.80)         --         --      6.24
UESM3        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                        8.62          --         --      9.85
UESE3        Special Equity Fund - Class 2 (8/02; 9/99)(8)                       (15.73)         --         --     (4.08)
UEST3        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                      (2.73)         --         --      1.30
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)             (19.69)       8.04         --     14.00
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                   (24.60)       9.26      11.89     12.27
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                  (11.56)         --         --     22.37
           FTVIPT
PVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (11/99; 5/98)(10)                                             4.47          --         --      0.17
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)           (1.97)       7.90         --      8.52
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)        (22.90)       2.22         --      8.26

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR     COMMENCEMENT
           MFS(R)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(11)                 (13.14%)     (8.08%)
PSTR1        Total Return Series - Service Class (5/00; 1/95)(11)                   (8.34)       1.34
PSUT1        Utilities Series - Service Class (10/00; 1/95)(11)                    (30.57)     (26.54)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                 --          --(b)
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   --          --(b)
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                --          --(b)
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)                   --          --(b)
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (11/99; 2/88)(13)                                     (14.17)      (4.75)
WHSC6        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                          --          --(b)
PIGR1        Putnam VT International Growth Fund -
             Class IB Shares (11/99; 1/97)(15)                                     (27.02)     (10.26)
           VAN KAMPEN
UVCP3        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                          --          --(b)
UVGI3        Life Investment Trust Growth and Income Portfolio
             Class II Shares (8/02; 12/96)(16)                                         --          --(b)
UVRE3        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                           --          --(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR     5 YEARS    10 YEARS  COMMENCEMENT
           MFS(R)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(11)              (13.14%)        --%        --%      11.66%
PSTR1        Total Return Series - Service Class (5/00; 1/95)(11)                (8.34)       7.98         --       11.48
PSUT1        Utilities Series - Service Class (10/00; 1/95)(11)                 (30.57)       8.24         --       13.08
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)          (19.82)      11.99      13.75       12.97
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)            (19.43)      13.17      12.45       11.33
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (8.68)         --         --        0.65
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)             (1.82)       2.44         --        4.55
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (11/99; 2/88)(13)                                  (14.17)       5.64      10.40       11.40
WHSC6        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                   (26.31)         --         --        1.29
PIGR1        Putnam VT International Growth Fund -
             Class IB Shares (11/99; 1/97)(15)                                  (27.02)         --         --        7.42
           VAN KAMPEN
UVCP3        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                   (10.91)         --         --        2.96
UVGI3        Life Investment Trust Growth and Income Portfolio
             Class II Shares (8/02; 12/96)(16)                                  (13.86)      11.22         --       11.22
UVRE3        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                      0.58          --         --        5.98

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                            6.46%       5.05%
PCMG1        Cash Management Fund (11/99; 10/81)                                    2.44        3.53
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                           0.95        0.50
UESL3        Equity Select Fund (8/02; 5/01)                                          --          --(b)
UFIF3        Federal Income Fund (5/00; 9/99)                                       5.03        7.14
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (17.76)      (7.75)
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                               --          --(b)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --          --(b)
UAAC3        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)              --          --(b)
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(4)               --          --(b)
           ALLIANCE VP
UGIP3        Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (1.09)      (2.47)
UPRG3        Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (18.45)     (23.61)
UTEC3        Technology Portfolio (Class B) (5/00; 1/96)(7)                       (26.40)     (34.55)
           EVERGREEN VA
UEBC3        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                                 --          --(b)
UECG3        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                            --          --(b)
UECB3        Core Bond Fund - Class 2 (7/02; 7/02)(8)                                 --          --(b)
UEEI3        Equity Index Fund - Class 2 (7/02; 9/99)(8)                              --          --(b)
UEFF3        Foundation Fund - Class 2 (7/02; 3/96)(8)                                --          --(b)
UEFD3        Fund - Class 2 (8/02; 3/96)(8)                                           --          --(b)
UEGO3        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                            --          --(b)
UEGR3        Growth Fund - Class 2 (7/02; 3/98)(8)                                    --          --(b)
UEGW3        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                         --          --(b)
UEHI3        High Income Fund - Class 2 (7/02; 6/99)(8)                               --          --(b)
UEIG3        International Growth Fund - Class 2 (7/02; 8/98)(8)                      --          --(b)
UEMA3        Masters Fund - Class 2 (7/02; 1/99)(8)                                   --          --(b)
UEOE3        Omega Fund - Class 2 (7/02; 3/97)(8)                                     --          --(b)
UESM3        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                           --          --(b)
UESE3        Special Equity Fund - Class 2 (8/02; 9/99)(8)                            --          --(b)
UEST3        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                          --          --(b)
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                  --          --(b)
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                        --          --(b)
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                       --        1.33(e)
           FTVIPT
PVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (11/99; 5/98)(10)                                             12.47       18.98
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)             5.69        9.76
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)         (17.06)     (10.18)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT INVESTING IN:                                                           1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                             6.46%      3.75%      6.10%        8.99%
PCMG1        Cash Management Fund (11/99; 10/81)                                     2.44       3.62       3.18         5.06
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                            0.95         --         --         1.45
UESL3        Equity Select Fund (8/02; 5/01)                                           --         --         --        (1.88)(c)
UFIF3        Federal Income Fund (5/00; 9/99)                                        5.03         --         --         5.22
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (17.76)      8.47         --         9.38
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                                --         --         --         6.52(c)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                        --         --         --         2.20(c)
UAAC3        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)           (24.32)      4.65         --        10.32
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(4)             (9.26)        --         --         3.74
           ALLIANCE VP
UGIP3        Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                  (1.09)     13.09      13.39        12.37
UPRG3        Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                    (18.45)     11.05         --        14.15
UTEC3        Technology Portfolio (Class B) (5/00; 1/96)(7)                        (26.40)     10.95         --        10.68
           EVERGREEN VA
UEBC3        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                              (17.67)        --         --       (16.92)
UECG3        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                         (14.12)        --         --         3.21
UECB3        Core Bond Fund - Class 2 (7/02; 7/02)(8)                                  --         --         --           --(d)
UEEI3        Equity Index Fund - Class 2 (7/02; 9/99)(8)                           (13.08)        --         --        (4.66)
UEFF3        Foundation Fund - Class 2 (7/02; 3/96)(8)                              (9.73)      4.95         --         6.44
UEFD3        Fund - Class 2 (8/02; 3/96)(8)                                        (18.89)      3.99         --         5.54
UEGO3        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                         (14.52)        --         --         3.81
UEGR3        Growth Fund - Class 2 (7/02; 3/98)(8)                                  (7.86)        --         --         2.97
UEGW3        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                      (13.31)      6.52         --         8.38
UEHI3        High Income Fund - Class 2 (7/02; 6/99)(8)                              8.87         --         --         5.01
UEIG3        International Growth Fund - Class 2 (7/02; 8/98)(8)                   (19.22)        --         --        (1.02)
UEMA3        Masters Fund - Class 2 (7/02; 1/99)(8)                                (16.91)        --         --         0.13
UEOE3        Omega Fund - Class 2 (7/02; 3/97)(8)                                  (15.87)        --         --         7.20
UESM3        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                         16.62         --         --        11.31
UESE3        Special Equity Fund - Class 2 (8/02; 9/99)(8)                          (9.27)        --         --        (1.24)
UEST3        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                         4.86         --         --         2.45
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)               (13.58)      8.91         --        14.19
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                     (18.91)     10.09      11.89        12.27
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                     (4.74)        --         --        23.90
           FTVIPT
PVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (11/99; 5/98)(10)                                              12.47         --         --         1.96
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)              5.69       8.77         --         9.20
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)          (17.06)      3.29         --         8.26

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    COMMENCEMENT
           MFS(R)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(11)              (6.46%)      (3.66%)
PSTR1        Total Return Series - Service Class (5/00; 1/95)(11)               (1.24)        6.20
PSUT1        Utilities Series - Service Class (10/00; 1/95)(11)                (25.41)      (21.78)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             --           --(b)
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)               --           --(b)
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            --           --(b)
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)               --           --(b)
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (11/99; 2/88)(13)                                  (7.58)       (1.81)
WHSC6        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                      --           --(b)
PIGR1        Putnam VT International Growth Fund -
             Class IB Shares (11/99; 1/97)(15)                                 (21.54)       (7.48)
           VAN KAMPEN
UVCP3        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                      --           --(b)
UVGI3        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                           --           --(b)
UVRE3        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                       --           --(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT INVESTING IN:                                                           1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
           MFS(R)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(11)                 (6.46%)        --%         --%      13.06%
PSTR1        Total Return Series - Service Class (5/00; 1/95)(11)                  (1.24)       8.85          --       11.70
PSUT1        Utilities Series - Service Class (10/00; 1/95)(11)                   (25.41)       9.10          --       13.28
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)            (13.71)      12.74       13.75       12.97
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)              (13.29)      13.89       12.45       11.33
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            (1.61)         --          --        2.45
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)                5.85        3.51          --        4.55
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (11/99; 2/88)(13)                                     (7.58)       6.59       10.40       11.40
WHSC6        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                     (20.77)         --          --        3.09
PIGR1        Putnam VT International Growth Fund -
             Class IB Shares (11/99; 1/97)(15)                                    (21.54)         --          --        8.31
           VAN KAMPEN
UVCP3        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                      (4.03)         --          --        5.41
UVGI3        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                           (7.24)      12.00          --       11.86
UVRE3        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                        8.45          --          --        6.95

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR       5 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                         (2.33%)        2.29%       4.97%
EMS          Cash Management Fund (2/95; 10/81)                                 (5.89)         2.23        2.62
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                        (7.34)           --        0.21
WESL5        Equity Select Fund (8/02; 5/01)                                       --            --          --(b)
WFDI5        Federal Income Fund (3/00; 9/99)                                   (3.51)           --        1.83
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                              (24.44)           --        4.56
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                            --            --          --(b)
           AIM V.I.
WABA5        Basic Value Fund,
             Series II Shares (7/02; 9/01)(2)                                      --            --          --(b)
WAAC5        Capital Appreciation Fund,
             Series II Shares (3/02; 5/93)(3)                                      --            --          --(b)
WAAD5        Capital Development Fund,
             Series II Shares (8/02; 5/98)(4)                                      --            --          --(b)
           ALLIANCE VP
WGIP5        Growth and Income Portfolio
             (Class B) (8/02; 1/91)(5)                                             --            --          --(b)
EPP          Premier Growth Portfolio
             (Class B) (9/99; 6/92)(6)                                         (25.07)           --      (12.60)
ETC          Technology Portfolio
             (Class B) (9/99; 1/96)(7)                                         (32.38)           --      (12.15)
           EVERGREEN VA
WEBC5        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                              --            --          --(b)
WECG5        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                         --            --          --(b)
WECB5        Core Bond Fund - Class 2 (7/02; 7/02)(8)                              --            --          --(b)
WEEI5        Equity Index Fund - Class 2 (7/02; 9/99)(8)                           --            --          --(b)
WEFF5        Foundation Fund - Class 2 (7/02; 3/96)(8)                             --            --          --(b)
WEFD5        Fund - Class 2 (8/02; 3/96)(8)                                        --            --          --(b)
WEGO5        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                         --            --          --(b)
WEGR5        Growth Fund - Class 2 (7/02; 3/98)(8)                                 --            --          --(b)
WEGW5        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                      --            --          --(b)
WEHI5        High Income Fund - Class 2 (7/02; 6/99)(8)                            --            --          --(b)
WEIG5        International Growth Fund - Class 2 (7/02; 8/98)(8)                   --            --          --(b)
WEMA5        Masters Fund - Class 2 (7/02; 1/99)(8)                                --            --          --(b)
WEOE5        Omega Fund - Class 2 (7/02; 3/97)(8)                                  --            --          --(b)
WESM5        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                        --            --          --(b)
WESE5        Special Equity Fund - Class 2 (8/02; 9/99)(8)                         --            --          --(b)
WEST5        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                       --            --          --(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR     5 YEARS  10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                           (2.33%)     2.29%    4.98%       7.87%
EMS          Cash Management Fund (2/95; 10/81)                                   (5.89)      2.23     2.13        4.03
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                          (7.34)        --       --       (2.07)
WESL5        Equity Select Fund (8/02; 5/01)                                         --         --       --       (9.80)(c)
WFDI5        Federal Income Fund (3/00; 9/99)                                     (3.51)        --       --        1.75
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                (24.44)      7.15       --        8.35
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                              --         --       --       (2.04)(c)
           AIM V.I.
WABA5        Basic Value Fund,
             Series II Shares (7/02; 9/01)(2)                                        --         --       --       (6.00)(c)
WAAC5        Capital Appreciation Fund,
             Series II Shares (3/02; 5/93)(3)                                    (30.46)      3.30       --        9.31
WAAD5        Capital Development Fund,
             Series II Shares (8/02; 5/98)(4)                                    (16.63)        --       --        1.72
           ALLIANCE VP
WGIP5        Growth and Income Portfolio
             (Class B) (8/02; 1/91)(5)                                            (9.12)     11.81    12.37       11.34
EPP          Premier Growth Portfolio
             (Class B) (9/99; 6/92)(6)                                           (25.07)      9.76       --       13.14
ETC          Technology Portfolio
             (Class B) (9/99; 1/96)(7)                                           (32.38)      9.63       --        9.64
           EVERGREEN VA
WEBC5        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                            (24.35)        --       --      (20.98)
WECG5        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                       (21.09)        --       --        1.23
WECB5        Core Bond Fund - Class 2 (7/02; 7/02)(8)                                --         --       --          --(d)
WEEI5        Equity Index Fund - Class 2 (7/02; 9/99)(8)                         (20.14)        --       --       (7.97)
WEFF5        Foundation Fund - Class 2 (7/02; 3/96)(8)                           (17.05)      3.59       --        5.41
WEFD5        Fund - Class 2 (8/02; 3/96)(8)                                      (25.47)      2.62       --        4.50
WEGO5        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                       (21.46)        --       --        2.42
WEGR5        Growth Fund - Class 2 (7/02; 3/98)(8)                               (15.34)        --       --        0.98
WEGW5        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                    (20.35)      5.18       --        7.34
WEHI5        High Income Fund - Class 2 (7/02; 6/99)(8)                            0.03         --       --        1.72
WEIG5        International Growth Fund - Class 2 (7/02; 8/98)(8)                 (25.77)        --       --       (3.07)
WEMA5        Masters Fund - Class 2 (7/02; 1/99)(8)                              (23.65)        --       --       (2.68)
WEOE5        Omega Fund - Class 2 (7/02; 3/97)(8)                                (22.70)        --       --        5.86
WESM5        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                        7.60         --       --        9.44
WESE5        Special Equity Fund - Class 2 (8/02; 9/99)(8)                       (16.64)        --       --       (4.64)
WEST5        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                      (3.65)        --       --        1.07

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR       5 YEARS   COMMENCEMENT
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio Service
             Class 2 (8/02; 1/95)(9)                                               --%           --%       --%(b)
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(9)                     --            --        --(b)
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                    --            --     (6.84)(e)
           FTVIPT
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (3/02; 5/98)(10)                                              --            --        --(b)
EMU          Mutual Shares Securities Fund -
             Class 2 (9/99; 11/96)(10)                                          (2.89)           --      7.52
WINT5        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(10)                                              --            --        --(b)
           MFS(R)
WSND5        New Discovery Series -
             Service Class (3/02; 5/98)(11)                                        --            --        --(b)
WSTR5        Total Return Series - Service Class (3/02; 1/95)(11)                  --            --        --(b)
WSUT5        Utilities Series - Service Class (3/02; 1/95)(11)                     --            --        --(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA,
             Service Shares (8/02; 4/85)                                           --            --        --(b)
WOGS5        Global Securities Fund/VA,
             Service Shares (5/02; 11/90)                                          --            --        --(b)
WOSM5        Main Street Small Cap Fund/VA,
             Service Shares (7/02; 5/98)                                           --            --        --(b)
WSTB5        Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)(12)                                       --            --        --(b)
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund -
             Class IB Shares (10/98; 2/88)(13)                                 (15.08)           --      2.68
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                      --            --        --(b)
EPL          Putnam VT International Growth Fund -
             Class IB Shares (9/99; 1/97)(15)                                  (27.98)           --     (5.34)
           VAN KAMPEN
WVCP5        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                      --            --        --(b)
WVGI5        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                           --            --        --(b)
WVRE5        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                       --            --        --(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR     5 YEARS  10 YEARS   COMMENCEMENT
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio Service
             Class 2 (8/02; 1/95)(9)                                            (20.59%)     7.60%       --%        13.17%
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(9)                  (25.49)      8.79     10.87         11.25
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                 (12.47)        --        --         21.98
           FTVIPT
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (3/02; 5/98)(10)                                             3.34         --        --         (0.15)
EMU          Mutual Shares Securities Fund -
             Class 2 (9/99; 11/96)(10)                                           (2.89)      7.47        --          8.19
WINT5        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(10)                                           (23.79)      1.95        --          7.25
           MFS(R)
WSND5        New Discovery Series -
             Service Class (3/02; 5/98)(11)                                     (14.05)        --        --         11.22
WSTR5        Total Return Series - Service Class (3/02; 1/95)(11)                (9.26)      7.54        --         10.69
WSUT5        Utilities Series - Service Class (3/02; 1/95)(11)                  (31.46)      7.79        --         12.26
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA,
             Service Shares (8/02; 4/85)                                        (20.72)     11.46     12.73         11.95
WOGS5        Global Securities Fund/VA,
             Service Shares (5/02; 11/90)                                       (20.33)     12.62     11.43         10.31
WOSM5        Main Street Small Cap Fund/VA,
             Service Shares (7/02; 5/98)                                         (9.60)        --        --          0.44
WSTB5        Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)(12)                                     (2.75)      2.13        --          3.55
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund -
             Class IB Shares (10/98; 2/88)(13)                                  (15.08)      5.25      9.32         10.31
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                   (27.20)        --        --          1.08
EPL          Putnam VT International Growth Fund -
             Class IB Shares (9/99; 1/97)(15)                                   (27.98)        --        --          6.90
           VAN KAMPEN
WVCP5        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                   (11.82)        --        --          2.28
WVGI5        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                        (14.77)     10.71        --         10.84
WVRE5        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                     (0.36)        --        --          5.61

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR       5 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                          5.30%         2.66%        4.97%
EMS          Cash Management Fund (2/95; 10/81)                                  1.42          2.59         2.62
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                        (0.15)           --         3.85
WESL5        Equity Select Fund (8/02; 5/01)                                       --            --           --(b)
WFDI5        Federal Income Fund (3/00; 9/99)                                    4.01            --         5.52
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                              (18.73)           --         4.97
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                            --            --           --(b)
           AIM V.I.
WABA5        Basic Value Fund,
             Series II Shares (7/02; 9/01)(2)                                      --            --           --(b)
WAAC5        Capital Appreciation Fund,
             Series II Shares (3/02; 5/93)(3)                                      --            --           --(b)
WAAD5        Capital Development Fund,
             Series II Shares (8/02; 5/98)(4)                                      --            --           --(b)
           ALLIANCE VP
WGIP5        Growth and Income Portfolio
             (Class B) (8/02; 1/91)(5)                                             --            --           --(b)
EPP          Premier Growth Portfolio
             (Class B) (9/99; 6/92)(6)                                         (19.42)           --       (10.41)
ETC          Technology Portfolio
             (Class B) (9/99; 1/96)(7)                                         (27.37)           --        (9.91)
           EVERGREEN VA
WEBC5        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                              --            --           --(b)
WECG5        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                         --            --           --(b)
WECB5        Core Bond Fund - Class 2 (7/02; 7/02)(8)                              --            --           --(b)
WEEI5        Equity Index Fund - Class 2 (7/02; 9/99)(8)                           --            --           --(b)
WEFF5        Foundation Fund - Class 2 (7/02; 3/96)(8)                             --            --           --(b)
WEFD5        Fund - Class 2 (8/02; 3/96)(8)                                        --            --           --(b)
WEGO5        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                         --            --           --(b)
WEGR5        Growth Fund - Class 2 (7/02; 3/98)(8)                                 --            --           --(b)
WEGW5        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                      --            --           --(b)
WEHI5        High Income Fund - Class 2 (7/02; 6/99)(8)                            --            --           --(b)
WEIG5        International Growth Fund - Class 2 (7/02; 8/98)(8)                   --            --           --(b)
WEMA5        Masters Fund - Class 2 (7/02; 1/99)(8)                                --            --           --(b)
WEOE5        Omega Fund - Class 2 (7/02; 3/97)(8)                                  --            --           --(b)
WESM5        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                        --            --           --(b)
WESE5        Special Equity Fund - Class 2 (8/02; 9/99)(8)                         --            --           --(b)
WEST5        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                       --            --           --(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR    5 YEARS  10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                           5.30%      2.66%    4.98%       7.87%
EMS          Cash Management Fund (2/95; 10/81)                                   1.42       2.59     2.13        4.03
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                         (0.15)        --       --        0.35
WESL5        Equity Select Fund (8/02; 5/01)                                        --         --       --       (2.83)(c)
WFDI5        Federal Income Fund (3/00; 9/99)                                     4.01         --       --        4.24
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                               (18.73)      7.45       --        8.35
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                             --         --       --        5.61(c)
           AIM V.I.
WABA5        Basic Value Fund,
             Series II Shares (7/02; 9/01)(2)                                       --         --       --        1.30(c)
WAAC5        Capital Appreciation Fund,
             Series II Shares (3/02; 5/93)(3)                                   (25.28)      3.65       --        9.31
WAAD5        Capital Development Fund,
             Series II Shares (8/02; 5/98)(4)                                   (10.25)        --       --        2.73
           ALLIANCE VP
WGIP5        Growth and Income Portfolio
             (Class B) (8/02; 1/91)(5)                                           (2.09)     12.07    12.37       11.34
EPP          Premier Growth Portfolio
             (Class B) (9/99; 6/92)(6)                                          (19.42)     10.04       --       13.14
ETC          Technology Portfolio
             (Class B) (9/99; 1/96)(7)                                          (27.37)      9.91       --        9.64
           EVERGREEN VA
WEBC5        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                           (18.64)        --       --      (17.90)
WECG5        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                      (15.10)        --       --        2.20
WECB5        Core Bond Fund - Class 2 (7/02; 7/02)(8)                               --         --       --          --(d)
WEEI5        Equity Index Fund - Class 2 (7/02; 9/99)(8)                        (14.07)        --       --       (5.65)
WEFF5        Foundation Fund - Class 2 (7/02; 3/96)(8)                          (10.71)      3.94       --        5.41
WEFD5        Fund - Class 2 (8/02; 3/96)(8)                                     (19.86)      2.98       --        4.50
WEGO5        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                      (15.50)        --       --        2.80
WEGR5        Growth Fund - Class 2 (7/02; 3/98)(8)                               (8.85)        --       --        1.96
WEGW5        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                   (14.29)      5.50       --        7.34
WEHI5        High Income Fund - Class 2 (7/02; 6/99)(8)                           7.86         --       --        4.00
WEIG5        International Growth Fund - Class 2 (7/02; 8/98)(8)                (20.19)        --       --       (2.02)
WEMA5        Masters Fund - Class 2 (7/02; 1/99)(8)                             (17.88)        --       --       (0.87)
WEOE5        Omega Fund - Class 2 (7/02; 3/97)(8)                               (16.85)        --       --        6.19
WESM5        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                      15.60         --       --       10.29
WESE5        Special Equity Fund - Class 2 (8/02; 9/99)(8)                      (10.26)        --       --       (2.24)
WEST5        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                      3.85         --       --        1.45

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR       5 YEARS   COMMENCEMENT
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio
             Service Class 2 (8/02; 1/95)(9)                                       --%         --%         --%(b)
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(9)                     --          --          --(b)
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                    --          --        0.39(e)
           FTVIPT
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (3/02; 5/98)(10)                                              --          --          --(b)
EMU          Mutual Shares Securities Fund -
             Class 2 (9/99; 11/96)(10)                                           4.68          --        9.89
WINT5        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(10)                                              --          --          --(b)
           MFS(R)
WSND5        New Discovery Series -
             Service Class (3/02; 5/98)(11)                                        --          --          --(b)
WSTR5        Total Return Series - Service Class (3/02; 1/95)(11)                  --          --          --(b)
WSUT5        Utilities Series - Service Class (3/02; 1/95)(11)                     --          --          --(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA,
             Service Shares (8/02; 4/85)                                           --          --          --(b)
WOGS5        Global Securities Fund/VA,
             Service Shares (5/02; 11/90)                                          --          --          --(b)
WOSM5        Main Street Small Cap Fund/VA,
             Service Shares (7/02; 5/98)                                           --          --          --(b)
WSTB5        Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)(12)                                       --          --          --(b)
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund -
             Class IB Shares (10/98; 2/88)(13)                                  (8.57)         --        3.83
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                      --          --          --(b)
EPL          Putnam VT International Growth Fund -
             Class IB Shares (9/99; 1/97)(15)                                  (22.59)         --       (2.99)
           VAN KAMPEN
WVCP5        Life Investment Trust Comstock
             Portfolio Class II Shares (8/02; 4/99)(16)                            --          --          --(b)
WVGI5        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                           --          --          --(b)
WVRE5        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                       --          --          --(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR    5 YEARS  10 YEARS   COMMENCEMENT
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio
             Service Class 2 (8/02; 1/95)(9)                                    (14.56%)     7.90%      --%       13.17%
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(9)                  (19.88)      9.07    10.87        11.25
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                  (5.73)        --       --        22.87
           FTVIPT
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (3/02; 5/98)(10)                                            11.34         --       --         0.85
EMU          Mutual Shares Securities Fund -
             Class 2 (9/99; 11/96)(10)                                            4.68       7.77       --         8.19
WINT5        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(10)                                           (18.04)      2.31       --         7.25
           MFS(R)
WSND5        New Discovery Series -
             Service Class (3/02; 5/98)(11)                                      (7.45)        --       --        12.04
WSTR5        Total Return Series - Service Class (3/02; 1/95)(11)                (2.24)      7.83       --        10.69
WSUT5        Utilities Series - Service Class (3/02; 1/95)(11)                  (26.37)      8.08       --        12.26
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA,
             Service Shares (8/02; 4/85)                                        (14.69)     11.72    12.73        11.95
WOGS5        Global Securities Fund/VA,
             Service Shares (5/02; 11/90)                                       (14.27)     12.87    11.43        10.31
WOSM5        Main Street Small Cap Fund/VA,
             Service Shares (7/02; 5/98)                                         (2.61)        --       --         1.45
WSTB5        Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)(12)                                      4.84       2.50       --         3.55
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund -
             Class IB Shares (10/98; 2/88)(13)                                   (8.57)      5.57     9.32        10.31
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(14)                                   (21.74)        --       --         2.08
EPL          Putnam VT International Growth Fund -
             Class IB Shares (9/99; 1/97)(15)                                   (22.59)        --       --         7.21
           VAN KAMPEN
WVCP5        Life Investment Trust Comstock
             Portfolio Class II Shares (8/02; 4/99)(16)                          (5.02)        --       --         4.40
WVGI5        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                         (8.23)     10.98       --        10.84
WVRE5        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                      7.44         --       --         5.94

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

(e) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                            --%        --%(b)
UCMG1        Cash Management Fund (5/00; 10/81)                                 (4.73)     (1.24)
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                           --         --(b)
UESL1        Equity Select Fund (8/02; 5/01)                                       --         --(b)
UFIF1        Federal Income Fund (5/00; 9/99)                                   (2.59)      2.47
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (23.35)    (19.87)
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                            --         --(b)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                    --         --(b)
UAAC1        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)           --         --(b)
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(4)            --         --(b)
           ALLIANCE VP
UGIP1        Growth and Income Portfolio (Class B) (5/00; 1/91)(5)              (7.97)     (6.68)
UPRG1        Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                (23.98)    (26.88)
UTEC1        Technology Portfolio (Class B) (5/00; 1/96)(7)                    (31.32)    (37.34)
           EVERGREEN VA
UEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                              --         --(b)
UECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                         --         --(b)
UECB1        Core Bond Fund - Class 2 (7/02; 7/02)(8)                              --         --(b)
UEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(8)                           --         --(b)
UEFF1        Foundation Fund - Class 2 (7/02; 3/96)(8)                             --         --(b)
UEFD1        Fund - Class 2 (8/02; 3/96)(8)                                        --         --(b)
UEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                         --         --(b)
UEGR1        Growth Fund - Class 2 (7/02; 3/98)(8)                                 --         --(b)
UEGW1        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                      --         --(b)
UEHI1        High Income Fund - Class 2 (7/02; 6/99)(8)                            --         --(b)
UEIG1        International Growth Fund - Class 2 (7/02; 8/98)(8)                   --         --(b)
UEMA1        Masters Fund - Class 2 (7/02; 1/99)(8)                                --         --(b)
UEOE1        Omega Fund - Class 2 (7/02; 3/97)(8)                                  --         --(b)
UESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                        --         --(b)
UESE1        Special Equity Fund - Class 2 (8/02; 9/99)(8)                         --         --(b)
UEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                       --         --(b)
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)               --         --(b)
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                     --         --(b)
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                    --         --(b)
           FTVIPT
UVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                              --         --(b)
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)          (1.72)      4.92
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)      (22.70)    (14.04)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR     5 YEARS  10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                         (1.15%)      2.87%    6.27%       9.16%
UCMG1        Cash Management Fund (5/00; 10/81)                                  (4.73)      2.81     3.43        5.32
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                         (6.19)        --       --       (1.27)
UESL1        Equity Select Fund (8/02; 5/01)                                        --         --       --       (8.78)(c)
UFIF1        Federal Income Fund (5/00; 9/99)                                    (2.59)        --       --        2.61
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (23.35)      7.87       --        9.07
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                             --         --       --       (1.11)(c)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                     --         --       --       (5.11)(c)
UAAC1        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)        (29.40)      3.91       --       10.60
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(4)         (15.51)        --       --        2.24
           ALLIANCE VP
UGIP1        Growth and Income Portfolio (Class B) (5/00; 1/91)(5)               (7.97)     12.64    13.67       12.65
UPRG1        Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                 (23.98)     10.54       --       14.44
UTEC1        Technology Portfolio (Class B) (5/00; 1/96)(7)                     (31.32)     10.43       --       10.45
           EVERGREEN VA
UEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                           (23.26)        --       --      (20.30)
UECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                      (19.99)        --       --        1.77
UECB1        Core Bond Fund - Class 2 (7/02; 7/02)(8)                               --         --       --          --(d)
UEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(8)                        (19.04)        --       --       (7.16)
UEFF1        Foundation Fund - Class 2 (7/02; 3/96)(8)                          (15.94)      4.23       --        6.12
UEFD1        Fund - Class 2 (8/02; 3/96)(8)                                     (24.39)      3.22       --        5.18
UEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                      (20.36)        --       --        2.99
UEGR1        Growth Fund - Class 2 (7/02; 3/98)(8)                              (14.22)        --       --        1.52
UEGW1        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                   (19.25)      5.85       --        8.11
UEHI1        High Income Fund - Class 2 (7/02; 6/99)(8)                           1.21         --       --        2.64
UEIG1        International Growth Fund - Class 2 (7/02; 8/98)(8)                (24.69)        --       --       (2.65)
UEMA1        Masters Fund - Class 2 (7/02; 1/99)(8)                             (22.56)        --       --       (1.77)
UEOE1        Omega Fund - Class 2 (7/02; 3/97)(8)                               (21.61)        --       --        6.52
UESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                       8.92         --       --       10.14
UESE1        Special Equity Fund - Class 2 (8/02; 9/99)(8)                      (15.52)        --       --       (3.84)
UEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                     (2.48)        --       --        1.56
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)            (19.49)      8.32       --       14.28
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                  (24.41)      9.54    12.17       12.55
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                 (11.34)        --       --       22.69
           FTVIPT
UVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                             4.64         --       --        0.39
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)           (1.72)      8.18       --        8.80
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)       (22.70)      2.49       --        8.53

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    COMMENCEMENT
           MFS(R)
UNDS1        New Discovery Series - Service Class (5/00; 5/98)(11)             (12.92%)     (7.82%)
UTRS1        Total Return Series - Service Class (5/00; 1/95)(11)               (8.11)       1.58
USUT1        Utilities Series - Service Class (5/02; 1/95)(11)                     --          --(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             --          --(b)
UOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)               --          --(b)
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            --          --(b)
USTB1        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)               --          --(b)
           PUTNAM VARIABLE TRUST
UGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (5/00; 2/88)(13)                                  (13.96)      (5.18)
UHSC1        Putnam VT Health Sciences Fund -
             Class IB Shares (8/02; 4/98)(14)                                      --          --(b)
UIGR1        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(15)                                      --          --(b)
           VAN KAMPEN
UVCP1        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                      --          --(b)
UVGI1        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                           --          --(b)
UVRE1        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                       --          --(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT INVESTING IN:                                                         1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
           MFS(R)
UNDS1        New Discovery Series - Service Class (5/00; 5/98)(11)               (12.92%)       --%        --%     11.94%
UTRS1        Total Return Series - Service Class (5/00; 1/95)(11)                 (8.11)      8.26         --      11.76
USUT1        Utilities Series - Service Class (5/02; 1/95)(11)                   (30.28)      8.56         --      13.02
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (19.62)     12.28      14.04      13.25
UOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)             (19.23)     13.46      12.73      11.61
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)           (8.45)        --         --       0.90
USTB1        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)              (1.58)      2.71         --       4.81
           PUTNAM VARIABLE TRUST
UGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (5/00; 2/88)(13)                                    (13.96)      5.91      10.68      11.68
UHSC1        Putnam VT Health Sciences Fund -
             Class IB Shares (8/02; 4/98)(14)                                    (26.13)        --         --       1.56
UIGR1        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(15)                                    (26.91)        --         --       7.59
           VAN KAMPEN
UVCP1        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                    (10.69)        --         --       3.24
UVGI1        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                         (13.64)     11.51         --      11.51
UVRE1        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                       0.83         --         --       6.25

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND

SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31,
2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                            --%        --%(b)
UCMG1        Cash Management Fund (5/00; 10/81)                                  2.69       3.52
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                           --         --(b)
UESL1        Equity Select Fund (8/02; 5/01)                                       --         --(b)
UFIF1        Federal Income Fund (5/00; 9/99)                                    5.01       7.36
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (17.56)    (16.06)
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                            --         --(b)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                    --         --(b)
UAAC1        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)           --         --(b)
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(4)            --         --(b)
           ALLIANCE VP
UGIP1        Growth and Income Portfolio
             (Class B) (5/00; 1/91)(5)                                          (0.84)     (2.23)
UPRG1        Premier Growth Portfolio
             (Class B) (5/00; 6/92)(6)                                         (18.24)    (23.42)
UTEC1        Technology Portfolio
             (Class B) (5/00; 1/96)(7)                                         (26.22)    (34.38)
           EVERGREEN VA
UEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                              --         --(b)
UECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                         --         --(b)
UECB1        Core Bond Fund - Class 2 (7/02; 7/02)(8)                              --         --(b)
UEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(8)                           --         --(b)
UEFF1        Foundation Fund - Class 2 (7/02; 3/96)(8)                             --         --(b)
UEFD1        Fund - Class 2 (8/02; 3/96)(8)                                        --         --(b)
UEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                         --         --(b)
UEGR1        Growth Fund - Class 2 (7/02; 3/98)(8)                                 --         --(b)
UEGW1        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                      --         --(b)
UEHI1        High Income Fund - Class 2 (7/02; 6/99)(8)                            --         --(b)
UEIG1        International Growth Fund - Class 2 (7/02; 8/98)(8)                   --         --(b)
UEMA1        Masters Fund - Class 2 (7/02; 1/99)(8)                                --         --(b)
UEOE1        Omega Fund - Class 2 (7/02; 3/97)(8)                                  --         --(b)
UESC1        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                        --         --(b)
UESM1        Special Equity Fund - Class 2 (8/02; 9/99)(8)                         --         --(b)
UEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                       --         --(b)
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)               --         --(b)
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                     --         --(b)
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                    --         --(b)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT INVESTING IN:                                                       1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                          6.58%     3.92%     6.27%      9.16%
UCMG1        Cash Management Fund (5/00; 10/81)                                  2.69      3.86      3.43       5.32
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                         1.10        --        --       1.60
UESL1        Equity Select Fund (8/02; 5/01)                                       --        --        --      (1.72)(c)
UFIF1        Federal Income Fund (5/00; 9/99)                                    5.01        --        --       5.50
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (17.56)     8.74        --       9.65
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                            --        --        --       6.62(c)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                    --        --        --       2.28(c)
UAAC1        Capital Appreciation Fund, Series II Shares (8/02; 5/93)(3)       (24.13)     4.91        --      10.60
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(4)         (9.04)       --        --       4.00
           ALLIANCE VP
UGIP1        Growth and Income Portfolio
             (Class B) (5/00; 1/91)(5)                                          (0.84)    13.37     13.67      12.65
UPRG1        Premier Growth Portfolio
             (Class B) (5/00; 6/92)(6)                                         (18.24)    11.33        --      14.44
UTEC1        Technology Portfolio
             (Class B) (5/00; 1/96)(7)                                         (26.22)    11.23        --      10.95
           EVERGREEN VA
UEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(8)                          (17.46)       --        --     (16.71)
UECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(8)                     (13.90)       --        --       3.46
UECB1        Core Bond Fund - Class 2 (7/02; 7/02)(8)                              --        --        --         --(d)
UEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(8)                       (12.87)       --        --      (4.42)
UEFF1        Foundation Fund - Class 2 (7/02; 3/96)(8)                          (9.50)     5.23        --       6.75
UEFD1        Fund - Class 2 (8/02; 3/96)(8)                                    (18.69)     4.26        --       5.84
UEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(8)                     (14.31)       --        --       4.07
UEGR1        Growth Fund - Class 2 (7/02; 3/98)(8)                              (7.63)       --        --       3.23
UEGW1        Growth and Income Fund - Class 2 (8/02; 3/96)(8)                  (13.09)     6.79        --       8.69
UEHI1        High Income Fund - Class 2 (7/02; 6/99)(8)                          9.15        --        --       5.27
UEIG1        International Growth Fund - Class 2 (7/02; 8/98)(8)               (19.01)       --        --      (0.77)
UEMA1        Masters Fund - Class 2 (7/02; 1/99)(8)                            (16.70)       --        --       0.39
UEOE1        Omega Fund - Class 2 (7/02; 3/97)(8)                              (15.66)       --        --       7.48
UESC1        Small Cap Value Fund - Class 2 (7/02; 5/98)(8)                     16.92        --        --      11.58
UESM1        Special Equity Fund - Class 2 (8/02; 9/99)(8)                      (9.04)       --        --      (0.99)
UEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(8)                     5.13        --        --       2.71
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)           (13.36)     9.18        --      14.48
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(9)                 (18.71)    10.37     12.17      12.55
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                 (4.50)       --        --      24.21

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                       1 YEAR   COMMENCEMENT
           FTVIPT
UVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                              --%        --%(b)
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)           5.95       9.75
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)      (16.85)     (9.95)
           MFS(R)
UNDS1        New Discovery Series - Service Class (5/00; 5/98)(11)              (6.22)     (3.40)
UTRS1        Total Return Series - Service Class (5/00; 1/95)(11)               (0.99)      6.46
USUT1        Utilities Series - Service Class (5/02; 1/95)(11)                     --         --(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             --         --(b)
UOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)               --         --(b)
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            --         --(b)
USTB1        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)               --         --(b)
           PUTNAM VARIABLE TRUST
UGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (5/00; 2/88)(13)                                   (7.35)     (0.66)
UHSC1        Putnam VT Health Sciences Fund -
             Class IB Shares (8/02; 4/98)(14)                                      --         --(b)
UIGR1        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(15)                                      --         --(b)
           VAN KAMPEN
UVCP1        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                      --         --(b)
UVGI1        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                           --         --(b)
UVRE1        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                       --         --(b)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT INVESTING IN:                                                       1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
           FTVIPT
UVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(10)                                            12.64%       --%        --%       2.18%
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)            5.95      9.04         --        9.47
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(10)       (16.85)     3.55         --        8.53
           MFS(R)
UNDS1        New Discovery Series - Service Class (5/00; 5/98)(11)               (6.22)       --         --       13.33
UTRS1        Total Return Series - Service Class (5/00; 1/95)(11)                (0.99)     9.12         --       11.98
USUT1        Utilities Series - Service Class (5/02; 1/95)(11)                  (25.09)     9.41         --       13.22
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)          (13.50)    13.02      14.04       13.25
UOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)            (13.07)    14.18      12.73       11.61
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (1.36)       --         --        2.71
USTB1        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(12)              6.11      3.76         --        4.81
           PUTNAM VARIABLE TRUST
UGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (5/00; 2/88)(13)                                    (7.35)     6.85      10.68       11.68
UHSC1        Putnam VT Health Sciences Fund -
             Class IB Shares (8/02; 4/98)(14)                                   (20.57)       --         --        3.35
UIGR1        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(15)                                   (21.42)       --         --        8.48
           VAN KAMPEN
UVCP1        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(16)                                    (3.79)       --         --        5.67
UVGI1        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(16)                         (7.00)    12.28         --       12.14
UVRE1        The UIF U.S. Real Estate Portfolio
             Class I Shares (8/02; 3/97)(16)                                      8.73        --         --        7.22

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) The fund did not commence operations during the year 2001 and, therefore, it has no performance.

See accompanying notes to the performance information.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


NOTES TO THE PERFORMANCE INFORMATION

(1)  Commencement date of the subaccount; commencement date of the fund).

(2) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(3) Performance shown for periods prior to the inception date of the Series II class of shares (8/21/01) reflect the historical results of the Series I class (5/5/93), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(4) Performance shown for periods prior to the inception date of the Series II class of shares (8/21/01) reflect the historical results of the Series I class (5/1/98), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(5) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until Jan.14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan.14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(8) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(11) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(12) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(13) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(14) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(15) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(16) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolios Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT       INVESTING IN:                                        SIMPLE YIELD
PBND1            AXP(R) Variable Portfolio - Bond Fund                    5.66%
ESI              AXP(R) Variable Portfolio - Bond Fund                    5.67%
SBND1            AXP(R) Variable Portfolio - Bond Fund                    5.76%
UFIF1            AXP(R) Variable Portfolio - Federal Income Fund          5.59%
UFIF2            AXP(R) Variable Portfolio - Federal Income Fund          5.49%
UFIF3            AXP(R) Variable Portfolio - Federal Income Fund          5.60%
UFIF4            AXP(R) Variable Portfolio - Federal Income Fund          5.59%
WFDI5            AXP(R) Variable Portfolio - Federal Income Fund          5.66%
SFDI1            AXP(R) Variable Portfolio - Federal Income Fund          5.81%
WFDI2            AXP(R) Variable Portfolio - Federal Income Fund          5.68%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                       www.ambest.com
Fitch                           www.fitchratings.com
Moody's                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Evergreen New Solutions Variable Annuity
    American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                 Segregated Asset Subaccounts
December 31, 2002                                                    UBND1        UBND2       PBND1        UBND4        ESI

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $64,826     $220,258    $204,142    $315,160  $11,517,026
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $65,690     $223,134    $207,119    $318,929  $11,099,579
Dividends receivable                                                    266          821         856       1,254       48,837
Accounts receivable from American Enterprise Life for
contract purchase payments                                               --          153          --         830           --
Receivable from mutual funds and portfolios for share
redemptions                                                              --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         65,956      224,108     207,975     321,013   11,148,416
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        47          161         193         309       12,542
   Administrative charge                                                  8           25          26          39        1,505
   Contract terminations                                                 --           --          --          --        2,945
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        55          186         219         348       16,992
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $65,901     $223,922    $207,756    $320,665  $11,117,524
Net assets applicable to contracts in payment period                     --           --          --          --       13,900
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================
Accumulation units outstanding                                       63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.04       $1.16       $1.04        $1.53
=============================================================================================================================

                                                                                 Segregated Asset Subaccounts
December 31, 2002 (continued)                                        SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,003,878     $737,442  $2,965,452  $2,707,514   $3,315,670
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,014,347     $737,435  $2,965,415  $2,707,497   $3,315,658
Dividends receivable                                                  5,123          521       2,267       1,753        2,531
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          819          --         674           --
Receivable from mutual funds and portfolios for share

redemptions                                                              --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,019,470      738,775   2,967,682   2,709,924    3,318,189
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,540          510       2,478       2,227        3,492
   Administrative charge                                                159           90         391         304          437
   Contract terminations                                              2,118           --          --          --       30,519
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,817          600       2,869       2,531       34,448
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================
Accumulation units outstanding                                      894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================
Net asset value per accumulation unit                                 $1.14        $1.06       $1.01       $1.08        $1.05
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EMS         SCMG1       UDEI1        UDEI2       PDEI1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                      $10,774,913  $13,416,429     $20,069    $140,811     $509,076
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                              $10,774,903  $13,416,402     $20,381    $146,257     $432,514
Dividends receivable                                                  7,328       10,759          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       35,164       44,561          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,817,395   13,471,722      20,381     146,459      432,514
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    10,388       17,928          14         103          417
   Administrative charge                                              1,246        1,855           2          16           57
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11,634       19,783          16         119          474
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       $10,805,565  $13,451,939     $20,365    $146,340     $432,040
Net assets applicable to contracts in payment period                    196           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================
Accumulation units outstanding                                    8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================
Net asset value per accumulation unit                                 $1.26        $1.04       $0.78       $0.78        $0.81
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UDEI4        WDEI5       SDEI1        WDEI2       UESL1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $233,081     $230,497    $247,938     $36,373         $279
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $241,196     $199,769    $211,731     $30,953         $287
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          900        7,108          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        242,096      206,877     211,731      30,953          287
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       235          192         269          41           --
   Administrative charge                                                 29           23          28           4           --
   Contract terminations                                                 --           --      57,615          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       264          215      57,912          45           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $241,832     $206,662    $153,819     $30,908         $287
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $241,832     $206,662    $153,819     $30,908         $287
=============================================================================================================================
Accumulation units outstanding                                      309,286      237,913     178,949      35,832          281
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.87       $0.86       $0.86        $1.02
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UESL2        UESL3       UESL4        WESL5       WESL8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $8,773          $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $8,926          $--         $--         $--          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          8,926           --          --          --           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         7           --          --          --           --
   Administrative charge                                                  1           --          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         8           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            $8,918          $--         $--         $--          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $8,918          $--         $--         $--          $--
==============================================================================================================================
Accumulation units outstanding                                        8,761           --          --          --           --
=============================================================================================================================
Net asset value per accumulation unit                                 $1.02        $1.02       $1.02       $1.02        $1.02
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFIF1        UFIF2       UFIF3        UFIF4       WFDI5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $745,740   $6,066,389  $1,976,871  $6,249,561     $284,135
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $750,137   $6,153,596  $2,011,612  $6,322,065     $287,795
Dividends receivable                                                  1,821       15,628       4,925      14,076          785
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --         218       3,365           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        751,958    6,169,224   2,016,755   6,339,506      288,580
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       552        5,295       1,935       6,046          351
   Administrative charge                                                 98          836         264         756           42
   Contract terminations                                                 --           --          --          --          961
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       650        6,131       2,199       6,802        1,354
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $751,308   $6,163,093  $2,014,556  $6,332,704     $287,226
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $751,308   $6,163,093  $2,014,556  $6,332,704     $287,226
=============================================================================================================================
Accumulation units outstanding                                      644,887    5,335,768   1,729,338   5,451,045      248,245
=============================================================================================================================
Net asset value per accumulation unit                                 $1.17        $1.16       $1.16       $1.16        $1.16
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        SFDI1        WFDI2       UNDM1        UNDM2       PNDM1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $522,421   $1,294,494     $61,129    $443,015   $3,852,324
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $526,870   $1,321,732     $55,895    $411,517   $2,723,744
Dividends receivable                                                  1,415        3,261          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --       1,079           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        528,285    1,324,993      55,895     412,596    2,723,744
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       728        1,746          39         316        2,570
   Administrative charge                                                 75          175           7          50          351
   Contract terminations                                             68,310           --          --          --       25,003
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    69,113        1,921          46         366       27,924
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $459,172   $1,323,072     $55,849    $412,230   $2,665,088
Net assets applicable to contracts in payment period                     --           --          --          --       30,732
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $459,172   $1,323,072     $55,849    $412,230   $2,695,820
=============================================================================================================================
Accumulation units outstanding                                      396,901    1,155,299      95,358     704,303    4,062,591
=============================================================================================================================
Net asset value per accumulation unit                                 $1.16        $1.15       $0.59       $0.59        $0.66
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UNDM4         EGD        SNDM1        WNDM2       USVA1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $435,863   $5,769,444  $1,654,069    $321,230      $16,054
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $390,974   $3,838,918  $1,192,371    $197,030      $16,186
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        5,614       10,329          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        396,588    3,849,247   1,192,371     197,030       16,186
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       367        4,192       1,635         259           12
   Administrative charge                                                 46          503         169          26            2
   Contract terminations                                                 --           --         140          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       413        4,695       1,944         285           14
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $396,175   $3,844,552  $1,190,427    $196,745      $16,172
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $396,175   $3,844,552  $1,190,427    $196,745      $16,172
=============================================================================================================================
Accumulation units outstanding                                      682,651    3,938,306   2,096,659     363,376       20,501
=============================================================================================================================
Net asset value per accumulation unit                                 $0.58        $0.98       $0.57       $0.54        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USVA2        WSVA6       USVA4        WSVA5       WSVA8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $51,036      $23,484     $33,576     $25,273       $3,096
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $52,504      $21,811     $34,764     $24,365       $3,069
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           40           --         533       2,987           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         52,544       21,811      35,297      27,352        3,069
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        41           21          31          25            5
   Administrative charge                                                  6            3           4           3           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        47           24          35          28            5
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $52,497      $21,787     $35,262     $27,324       $3,064
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $52,497      $21,787     $35,262     $27,324       $3,064
=============================================================================================================================
Accumulation units outstanding                                       66,572       27,547      44,777      34,584        3,201
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.79       $0.79       $0.79        $0.96
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSVA2        UABA1       UABA2        UABA3       UABA4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--      $85,887    $544,540     $69,193     $396,598
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--      $85,567    $539,159     $67,915     $391,134
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --         193          --        6,079
Receivable from mutual funds and portfolios
for share redemptions                                                    --           70         458          66          344
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --       85,637     539,810      67,981      397,557
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           59         396          58          306
   Administrative charge                                                 --           11          62           8           38
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --         193          --        6,079
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           70         651          66        6,423
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $--      $85,567    $539,159     $67,915     $391,134
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--      $85,567    $539,159     $67,915     $391,134
=============================================================================================================================
Accumulation units outstanding                                           --      112,917     711,278      89,669      516,794
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.76       $0.76       $0.76        $0.76
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WABA5        WABA8       UAAC1        UAAC2       UAAC3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $10,166          $17          $6     $24,433          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $10,215          $17          $6     $24,776          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    11           --          --          24           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         10,226           17           6      24,800           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        10           --          --          21           --
   Administrative charge                                                  1           --          --           3           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11           --          --          24           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $10,215          $17          $6     $24,776          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $10,215          $17          $6     $24,776          $--
==============================================================================================================================
Accumulation units outstanding                                       10,737           18           6      25,644           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.97       $0.97        $0.97
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UAAC4        WAAC5       WAAC8        UAAD1       UAAD2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $18,342          $--         $--     $23,343          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $18,495          $--         $--     $22,768          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    22           --          --          19           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         18,517           --          --      22,787           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        20           --          --          16           --
   Administrative charge                                                  2           --          --           3           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        22           --          --          19           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $18,495          $--         $--     $22,768          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $18,495          $--         $--     $22,768          $--
==============================================================================================================================
Accumulation units outstanding                                       19,158           --          --      30,326           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.97        $0.79       $0.79       $0.75        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UAAD3        UAAD4       WAAD5        WAAD8       UGIP1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $21,203      $13,258         $--         $--   $1,191,927
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $21,262      $13,154         $--         $--     $996,251
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --          105
Receivable from mutual funds and portfolios
for share redemptions                                                     3            3          --          --          865
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21,265       13,157          --          --      997,221
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         3            3          --          --          735
   Administrative charge                                                 --           --          --          --          130
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --          105
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         3            3          --          --          970
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $21,262      $13,154         $--         $--     $996,251
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $21,262      $13,154         $--         $--     $996,251
=============================================================================================================================
Accumulation units outstanding                                       28,363       17,558          --          --    1,341,385
=============================================================================================================================
Net asset value per accumulation unit                                 $0.75        $0.75       $0.94       $0.94        $0.74
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGIP2        UGIP3       UGIP4        WGIP5       WGIP8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $7,603,352   $3,645,994 $10,110,368      $2,083       $1,107
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $6,104,915   $2,880,686  $8,027,175      $2,120       $1,076
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,566           --      13,625          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 5,856        3,239       9,424           3            2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,113,337    2,883,925   8,050,224       2,123        1,078
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     5,057        2,850       8,377           3            2
   Administrative charge                                                799          389       1,047          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             2,566           --      13,625          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8,422        3,239      23,049           3            2
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $6,104,915   $2,876,367  $8,027,175      $2,120       $1,076
Net assets applicable to contracts in payment period                     --        4,319          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $6,104,915   $2,880,686  $8,027,175      $2,120       $1,076
=============================================================================================================================
Accumulation units outstanding                                    8,240,945    3,897,922  10,906,192       2,223        1,129
=============================================================================================================================
Net asset value per accumulation unit                                 $0.74        $0.74       $0.74       $0.95        $0.95
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UPRG1        UPRG2       UPRG3        UPRG4        EPP

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $620,949   $2,941,075  $1,378,049  $5,027,796   $2,107,797
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $449,521   $1,993,594    $909,470  $3,422,848   $1,237,662
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          13          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   395        1,904       1,032       5,821        5,097
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        449,916    1,995,498     910,515   3,428,669    1,242,759
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       336        1,644         908       3,599        1,402
   Administrative charge                                                 59          260         124         450          168
   Contract terminations                                                 --           --          --       1,772        3,527
Payable to mutual funds and portfolios
for investments purchased                                                --           --          13          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       395        1,904       1,045       5,821        5,097
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $449,521   $1,993,594    $909,470  $3,422,848   $1,237,662
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $449,521   $1,993,594    $909,470  $3,422,848   $1,237,662
=============================================================================================================================
Accumulation units outstanding                                    1,002,649    4,458,868   2,042,048   7,705,539    2,311,533
=============================================================================================================================
Net asset value per accumulation unit                                 $0.45        $0.45       $0.45       $0.44        $0.54
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        SPGR1        UTEC1       UTEC2        UTEC3       UTEC4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $3,888,559     $202,926    $813,936    $411,542   $1,340,754
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $2,207,451     $109,721    $450,190    $200,643     $708,564
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                37,233          193         437         235        1,104
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,244,684      109,914     450,627     200,878      709,668
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     2,963           83         377         207          759
   Administrative charge                                                306           15          60          28           95
   Contract terminations                                             33,964           95          --          --          250
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    37,233          193         437         235        1,104
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $2,207,451     $109,721    $450,190    $200,643     $708,564
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $2,207,451     $109,721    $450,190    $200,643     $708,564
=============================================================================================================================
Accumulation units outstanding                                    4,630,805      371,846   1,529,719     684,451    2,423,326
=============================================================================================================================
Net asset value per accumulation unit                                 $0.48        $0.30       $0.29       $0.29        $0.29
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                         ETC         STEC1       UEBC1        UEBC2       UEBC3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,821,739   $2,104,736     $12,082    $163,996      $19,668
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $631,758   $1,068,958     $11,699    $162,400      $19,340
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                   786        1,874           9         139           20
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        632,544    1,070,832      11,708     162,741       19,360
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       702        1,698           8         120           17
   Administrative charge                                                 84          176           1          19            3
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         202           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       786        1,874           9         341           20
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $631,758   $1,068,958     $11,699    $162,400      $19,340
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $631,758   $1,068,958     $11,699    $162,400      $19,340
=============================================================================================================================
Accumulation units outstanding                                    1,387,024    3,655,170      12,220     169,677       20,216
=============================================================================================================================
Net asset value per accumulation unit                                 $0.46        $0.29       $0.96       $0.96        $0.96
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEBC4        WEBC5       WEBC8        UECG1       UECG2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $104,612       $9,295      $3,433     $36,121     $278,709
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $102,993       $9,104      $3,298     $36,601     $285,277
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          900           --          --       8,036          242
Receivable from mutual funds and portfolios
for share redemptions                                                   103            9           5          23          246
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        103,996        9,113       3,303      44,660      285,765
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        92            8           5          20          212
   Administrative charge                                                 11            1          --           3           34
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               900           --          --       8,036          242
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,003            9           5       8,059          488
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $102,993       $9,104      $3,298     $36,601     $285,277
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $102,993       $9,104      $3,298     $36,601     $285,277
=============================================================================================================================
Accumulation units outstanding                                      107,732        9,524       3,454      38,322      298,810
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.95       $0.96        $0.95
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UECG3        UECG4       WECG5        WECG8       UECB1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $37,232     $204,485     $12,765      $3,289     $250,926
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $37,612     $206,336     $12,780      $3,272     $250,512
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --        5,550          --          --       22,809
Receivable from mutual funds and portfolios
for share redemptions                                                    36          207          14           5          192
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         37,648      212,093      12,794       3,277      273,513
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        32          184          12           5          163
   Administrative charge                                                  4           23           2          --           29
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --        5,550          --          --       22,809
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        36        5,757          14           5       23,001
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $37,612     $206,336     $12,780      $3,272     $250,512
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $37,612     $206,336     $12,780      $3,272     $250,512
=============================================================================================================================
Accumulation units outstanding                                       39,420      216,367      13,403       3,435      241,012
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.95       $0.95        $1.04
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UECB2        UECB3       UECB4        WECB5       WECB8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $926,367     $312,574    $784,383    $110,216          $15
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $926,766     $312,785    $785,018    $109,715          $15
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        9,328           84       4,641          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   821          210         885         127           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        936,915      313,079     790,544     109,842           15
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       709          185         787         113           --
   Administrative charge                                                112           25          98          14           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             9,328           84       4,641          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    10,149          294       5,526         127           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $926,766     $312,785    $785,018    $109,715          $15
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $926,766     $312,785    $785,018    $109,715          $15
=============================================================================================================================
Accumulation units outstanding                                      892,000      301,184     756,364     105,734           15
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.04       $1.04       $1.04        $1.04
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEEI1        UEEI2       UEEI3        UEEI4       WEEI5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $34,486     $374,325     $28,717    $172,003       $9,341
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $33,088     $374,717     $28,239    $167,353       $9,156
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           24        7,503          --       3,401           --
Receivable from mutual funds and portfolios
for share redemptions                                                    26          327          24         177           11
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         33,138      382,547      28,263     170,931        9,167
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        22          282          21         157            9
   Administrative charge                                                  4           45           3          20            1
   Contract terminations                                                 --           --          --          --            1
Payable to mutual funds and portfolios
for investments purchased                                                --        7,503          --       3,401           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        26        7,830          24       3,578           11
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $33,112     $374,717     $28,239    $167,353       $9,156
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $33,112     $374,717     $28,239    $167,353       $9,156
=============================================================================================================================
Accumulation units outstanding                                       34,293      388,239      29,269     173,562        9,497
=============================================================================================================================
Net asset value per accumulation unit                                 $0.97        $0.97       $0.96       $0.96        $0.96
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEEI8        UEFF1       UEFF2        UEFF3       UEFF4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $20,264       $9,870    $131,080      $7,886      $26,596
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $19,768       $9,645    $131,768      $7,823      $25,713
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          42           --
Receivable from mutual funds and portfolios
for share redemptions                                                    11            8         126           9           31
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         19,779        9,653     131,894       7,874       25,744
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        10            7         109           8           28
   Administrative charge                                                  1            1          17           1            3
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          42           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11            8         126          51           31
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $19,768       $9,645    $131,768      $7,823      $25,713
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $19,768       $9,645    $131,768      $7,823      $25,713
=============================================================================================================================
Accumulation units outstanding                                       20,525        9,636     131,706       7,825       25,728
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $1.00       $1.00       $1.00        $1.00
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEFF5        WEFF8       UEFD1        UEFD2       UEFD3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $33          $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $33          $--         $--         $--          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             33           --          --          --           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --          --          --           --
   Administrative charge                                                 --           --          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $33          $--         $--         $--          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $33          $--         $--         $--          $--
=============================================================================================================================
Accumulation units outstanding                                           33           --          --          --           --
=============================================================================================================================
Net asset value per accumulation unit                                 $1.00        $1.00       $0.96       $0.96        $0.96
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEFD4        WEFD5       WEFD8        UEGO1       UEGO2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--          $--         $--     $11,689     $180,086
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--          $--         $--     $11,366     $176,883
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --          242
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --           9          148
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --           --          --      11,375      177,273
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --          --           8          128
   Administrative charge                                                 --           --          --           1           20
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --          242
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           --          --           9          390
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $--          $--         $--     $11,366     $176,883
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--          $--         $--     $11,366     $176,883
=============================================================================================================================
Accumulation units outstanding                                           --           --          --      12,337      192,063
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.92        $0.92
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEGO3        UEGO4       WEGO5        WEGO8       UEGR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $22,111     $116,212      $9,629         $18       $7,545
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $21,469     $113,684      $9,356         $17       $7,509
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --        1,050          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    23          113          10          --            6
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21,492      114,847       9,366          17        7,515
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        20          100           9          --            5
   Administrative charge                                                  3           13           1          --            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --        1,050          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        23        1,163          10          --            6
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $21,469     $113,684      $9,356         $17       $7,509
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $21,469     $113,684      $9,356         $17       $7,509
=============================================================================================================================
Accumulation units outstanding                                       23,324      123,587      10,171          18        7,609
=============================================================================================================================
Net asset value per accumulation unit                                 $0.92        $0.92       $0.92       $0.92        $0.99
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEGR2        UEGR3       UEGR4        WEGR5       WEGR8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $171,103      $25,223     $45,050      $3,482           $7
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $170,512      $25,404     $45,884      $3,524           $8
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --       15,000         450          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   165           11          46           4           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        170,677       40,415      46,380       3,528            8
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       130           10          41           4            1
   Administrative charge                                                 20            1           5          --           --
   Contract terminations                                                 15           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --       15,000         450          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       165       15,011         496           4            1
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $170,512      $25,404     $45,884      $3,524           $7
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $170,512      $25,404     $45,884      $3,524           $7
=============================================================================================================================
Accumulation units outstanding                                      172,880       25,767      46,547       3,576            7
=============================================================================================================================
Net asset value per accumulation unit                                 $0.99        $0.99       $0.99       $0.99        $0.98
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEGW1        UEGW2       UEGW3        UEGW4       WEGW5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $2,794      $34,291        $503      $1,579          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $2,798      $34,005        $495      $1,599          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          42          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     2           31           1           2           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          2,800       34,036         538       1,601           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         2           27           1           2           --
   Administrative charge                                                 --            4          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          42          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         2           31          43           2           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            $2,798      $34,005        $495      $1,599          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $2,798      $34,005        $495      $1,599          $--
==============================================================================================================================
Accumulation units outstanding                                        2,913       35,424         516       1,666           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.96        $0.96
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEGW8        UEHI1       UEHI2        UEHI3       UEHI4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $20,230      $97,879    $210,603    $138,301     $346,431
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $19,865      $98,419    $209,354    $137,616     $347,494
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --        1,347
Receivable from mutual funds and portfolios
for share redemptions                                                    11           85         183          93          400
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         19,876       98,504     209,537     137,709      349,241
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        10           72         158          82          356
   Administrative charge                                                  1           13          25          11           44
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --        1,347
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11           85         183          93        1,747
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $19,865      $98,419    $209,354    $137,616     $347,494
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $19,865      $98,419    $209,354    $137,616     $347,494
=============================================================================================================================
Accumulation units outstanding                                       20,729       94,887     201,924     132,819      335,515
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $1.04       $1.04       $1.04        $1.04
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WEHI5        WEHI8       UEIG1        UEIG2       UEIG3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $105,881          $--     $29,092    $200,415      $37,636
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $106,684          $--     $28,469    $198,036      $36,990
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                   122           --          24         170           37
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        106,806           --      28,493     198,408       37,027
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       109           --          20         147           33
   Administrative charge                                                 13           --           4          23            4
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         202           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       122           --          24         372           37
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $106,684          $--     $28,469    $198,036      $36,990
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $106,684          $--     $28,469    $198,036      $36,990
=============================================================================================================================
Accumulation units outstanding                                      103,029           --      30,551     212,595       39,733
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.03       $0.93       $0.93        $0.93
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEIG4        WEIG5       WEIG8        UEMA1       UEMA2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $137,299      $11,002         $16      $6,956      $60,894
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $134,955      $10,840         $15      $6,814      $61,202
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        4,050           --          --          --           81
Receivable from mutual funds and portfolios
for share redemptions                                                   135           12          --           6           53
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        139,140       10,852          15       6,820       61,336
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       120           11          --           5           46
   Administrative charge                                                 15            1          --           1            7
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             4,050           --          --          --           81
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,185           12          --           6          134
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $134,955      $10,840         $15      $6,814      $61,202
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $134,955      $10,840         $15      $6,814      $61,202
=============================================================================================================================
Accumulation units outstanding                                      145,047       11,651          16       7,144       64,174
=============================================================================================================================
Net asset value per accumulation unit                                 $0.93        $0.93       $0.93       $0.95        $0.95
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEMA3        UEMA4       WEMA5        WEMA8       UEOE1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $10,206      $81,213      $3,456          $7      $83,427
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $10,195      $79,415      $3,421          $7      $83,121
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          450          --          --        4,018
Receivable from mutual funds and portfolios
for share redemptions                                                    11           85           4          --           68
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         10,206       79,950       3,425           7       87,207
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        10           76           4          --           58
   Administrative charge                                                  1            9          --          --           10
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          450          --          --        4,018
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        11          535           4          --        4,086
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $10,195      $79,415      $3,421          $7      $83,121
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $10,195      $79,415      $3,421          $7      $83,121
=============================================================================================================================
Accumulation units outstanding                                       10,696       83,373       3,592           8       86,185
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.95       $0.95        $0.96
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEOE2        UEOE3       UEOE4        WEOE5       WEOE8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $344,930      $41,702    $277,852     $13,386       $2,851
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $338,454      $40,784    $265,804     $12,975       $2,654
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        7,544           --       5,550          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   290           42         287          16            4
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        346,288       40,826     271,641      12,991        2,658
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       250           37         255          13            4
   Administrative charge                                                 40            5          32           2           --
   Contract terminations                                                 --           --          --           1           --
Payable to mutual funds and portfolios
for investments purchased                                             7,544           --       5,550          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7,834           42       5,837          16            4
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $338,454      $40,784    $265,804     $12,975       $2,654
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $338,454      $40,784    $265,804     $12,975       $2,654
=============================================================================================================================
Accumulation units outstanding                                      351,068       42,317     275,988      13,474        2,759
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.96        $0.96
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UESM1        UESM2       UESM3        UESM4       WESM5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $71,092     $459,175    $150,413    $379,930       $6,405
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $71,471     $459,671    $150,109    $377,928       $6,381
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       15,876        7,382      35,000       4,984           --
Receivable from mutual funds and portfolios
for share redemptions                                                    47          394         108         398            7
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         87,394      467,447     185,217     383,310        6,388
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        40          340          95         354            6
   Administrative charge                                                  7           54          13          44            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                            15,876        7,382      35,000       4,984           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    15,923        7,776      35,108       5,382            7
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $71,471     $459,671    $150,109    $377,928       $6,381
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $71,471     $459,671    $150,109    $377,928       $6,381
=============================================================================================================================
Accumulation units outstanding                                       74,849      481,601     157,364     396,379        6,692
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $0.95       $0.95        $0.95
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WESM8        UESE1       UESE2        UESE3       UESE4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $2,324          $--      $2,921         $--      $12,659
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $2,299          $--      $2,954         $--      $12,419
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     3           --           3          --            3
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          2,302           --       2,957          --       12,422
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         3           --           3          --            3
   Administrative charge                                                 --           --          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         3           --           3          --            3
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            $2,299          $--      $2,954         $--      $12,419
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $2,299          $--      $2,954         $--      $12,419
=============================================================================================================================
Accumulation units outstanding                                        2,413           --       3,078          --       12,952
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.96       $0.96       $0.96        $0.96
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WESE5        WESE8       UEST1        UEST2       UEST3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--          $--         $--    $150,401      $79,660
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--          $--         $--    $148,662      $79,772
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --           1         127           37
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --           --           1     148,789       79,809
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --          --         110           33
   Administrative charge                                                 --           --          --          17            4
   Contract terminations                                                 --           --           1          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           --           1         127           37
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $--          $--         $--    $148,662      $79,772
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--          $--         $--    $148,662      $79,772
=============================================================================================================================
Accumulation units outstanding                                           --           --          --     137,171       73,652
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $1.08       $1.08        $1.08
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UEST4        WEST5       WEST8        UFCO1       UFCO2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $353,013       $4,202         $--    $183,614     $643,517
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $352,160       $4,175         $--    $180,517     $638,945
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --          201
Receivable from mutual funds and portfolios
for share redemptions                                                   129            5           1         148          510
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        352,289        4,180           1     180,665      639,656
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       115            4           1         126          440
   Administrative charge                                                 14            1          --          22           70
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --          201
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       129            5           1         148          711
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $352,160       $4,175         $--    $180,517     $638,945
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $352,160       $4,175         $--    $180,517     $638,945
=============================================================================================================================
Accumulation units outstanding                                      325,283        3,857          --     208,942      740,136
=============================================================================================================================
Net asset value per accumulation unit                                 $1.08        $1.08       $1.08       $0.86        $0.86
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFCO3        UFCO4       WFCO5        WFCO8       UFGR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $99,953     $342,611      $8,071         $--      $14,246
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $99,475     $340,501      $8,113         $--      $13,379
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    87          244           6          --           11
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         99,562      340,745       8,119          --       13,390
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        77          217           5          --            9
   Administrative charge                                                 10           27           1          --            2
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        87          244           6          --           11
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $99,475     $340,501      $8,113         $--      $13,379
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $99,475     $340,501      $8,113         $--      $13,379
=============================================================================================================================
Accumulation units outstanding                                      115,323      394,991       8,370          --       17,905
=============================================================================================================================
Net asset value per accumulation unit                                 $0.86        $0.86       $0.97       $0.97        $0.75
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFGR2        UFGR3       UFGR4        WFGR5       WFGR8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $83,293      $24,001     $88,681     $10,127          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $80,439      $23,215     $80,409      $9,926          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    72           17          95           8           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         80,511       23,232      80,504       9,934           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        62           15          84           7           --
   Administrative charge                                                 10            2          11           1           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        72           17          95           8           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $80,439      $23,215     $80,409      $9,926          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $80,439      $23,215     $80,409      $9,926          $--
==============================================================================================================================
Accumulation units outstanding                                      107,718       31,116     107,846      13,654           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.75        $0.75       $0.75       $0.73        $0.73
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFMC1        UFMC2       WMDC6        UFMC4       WMDC5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $79,314     $652,752  $1,488,607    $426,815     $252,211
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $79,594     $655,457  $1,366,295    $425,620     $236,032
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          920          --       2,219        2,987
Receivable from mutual funds and portfolios
for share redemptions                                                    67          512       1,487         426          279
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         79,661      656,889   1,367,782     428,265      239,298
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        57          442       1,300         379          249
   Administrative charge                                                 10           70         177          47           30
   Contract terminations                                                 --           --          10          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          920          --       2,219        2,987
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        67        1,432       1,487       2,645        3,266
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $79,594     $655,457  $1,366,295    $425,620     $236,032
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $79,594     $655,457  $1,366,295    $425,620     $236,032
=============================================================================================================================
Accumulation units outstanding                                       93,784      772,633   1,445,477     502,532      250,328
=============================================================================================================================
Net asset value per accumulation unit                                 $0.85        $0.85       $0.95       $0.85        $0.94
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WMDC8        WMDC2       UVAS1        UVAS2       PVAS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $24,414      $43,607     $19,005     $99,773      $62,639
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $24,437      $39,601     $19,206    $101,828      $60,615
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         862           --
Receivable from mutual funds and portfolios
for share redemptions                                                    17           58          14          93           64
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24,454       39,659      19,220     102,783       60,679
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        15           53          12          80           56
   Administrative charge                                                  2            5           2          13            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         862           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        17           58          14         955           64
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $24,437      $39,601     $19,206    $101,828      $60,615
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $24,437      $39,601     $19,206    $101,828      $60,615
=============================================================================================================================
Accumulation units outstanding                                       27,389       42,182      24,016     127,416       46,786
=============================================================================================================================
Net asset value per accumulation unit                                 $0.89        $0.94       $0.80       $0.80        $1.30
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UVAS4        WVAS5       WVAS8        WVAS2       UMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $48,436      $51,280         $--      $3,202     $806,491
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $48,893      $48,459         $--      $3,233     $762,284
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           26           --          --          --        4,018
Receivable from mutual funds and portfolios
for share redemptions                                                    47           57          --           4          657
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         48,966       48,516          --       3,237      766,959
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        42           51          --           4          558
   Administrative charge                                                  5            6          --          --           99
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                26           --          --          --        4,018
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        73           57          --           4        4,675
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $48,893      $48,459         $--      $3,233     $762,284
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $48,893      $48,459         $--      $3,233     $762,284
=============================================================================================================================
Accumulation units outstanding                                       61,299       55,181          --       4,082      752,851
=============================================================================================================================
Net asset value per accumulation unit                                 $0.80        $0.88       $0.88       $0.79        $1.01
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UMSS2        PMSS1       UMSS4         EMU        SMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $6,387,251   $2,798,906  $7,050,675  $1,160,955     $861,709
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                      116,523           --      12,494         226           --
Receivable from mutual funds and portfolios
for share redemptions                                                 5,300       27,717       7,210       1,235       58,832
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,858,470    2,574,687   6,367,095   1,038,023      809,652
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     4,577        2,413       6,409       1,103        1,098
   Administrative charge                                                723          329         801         132          114
   Contract terminations                                                 --       24,975          --          --       57,620
Payable to mutual funds and portfolios
for investments purchased                                           116,523           --      12,494         226           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   121,823       27,717      19,704       1,461       58,832
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================
Accumulation units outstanding                                    5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================
Net asset value per accumulation unit                                 $1.01        $1.06       $1.00       $1.07        $1.09
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WMSS2        UINT1       UINT2        UINT3       UINT4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $136,474     $428,694  $1,713,285    $744,917   $2,090,419
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $125,078     $350,081  $1,401,778    $587,642   $1,605,307
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --       4,396          13           --
Receivable from mutual funds and portfolios
for share redemptions                                                   178          305       1,326         635        1,869
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        125,256      350,386   1,407,500     588,290    1,607,176
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       162          259       1,145         559        1,661
   Administrative charge                                                 16           46         181          76          208
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --       4,396          13           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       178          305       5,722         648        1,869
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $125,078     $350,081  $1,401,778    $587,642   $1,605,307
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $125,078     $350,081  $1,401,778    $587,642   $1,605,307
=============================================================================================================================
Accumulation units outstanding                                      123,227      512,796   2,058,559     866,374    2,372,839
=============================================================================================================================
Net asset value per accumulation unit                                 $1.02        $0.68       $0.68       $0.68        $0.68
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WINT5        WINT8       UNDS1        UNDS2       PSND1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $270,685     $327,228    $141,175    $473,229     $345,419
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $240,268     $276,091    $105,616    $362,738     $260,364
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         156           --
Receivable from mutual funds and portfolios
for share redemptions                                                   336          454          93         346          278
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        240,604      276,545     105,709     363,240      260,642
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       300          411          79         299          245
   Administrative charge                                                 36           43          14          47           33
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         156           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       336          454          93         502          278
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $240,268     $276,091    $105,616    $362,738     $258,128
Net assets applicable to contracts in payment period                     --           --          --          --        2,236
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $240,268     $276,091    $105,616    $362,738     $260,364
=============================================================================================================================
Accumulation units outstanding                                      286,481      330,157     165,229     568,899      441,310
=============================================================================================================================
Net asset value per accumulation unit                                 $0.84        $0.84       $0.64       $0.64        $0.58
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UNDS4        WSND5       WSND8        UTRS1       UTRS2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $699,458      $16,029         $--  $1,699,250   $8,392,661
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $526,961      $14,828         $--  $1,640,475   $7,937,214
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           53           --          --          18       11,658
Receivable from mutual funds and portfolios
for share redemptions                                                   622           13          --       1,414        7,554
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        527,636       14,841          --   1,641,907    7,956,426
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       553           12          --       1,202        6,524
   Administrative charge                                                 69            1          --         212        1,030
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                53           --          --          18       11,658
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       675           13          --       1,432       19,212
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $526,961      $14,828         $--  $1,640,475   $7,937,214
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $526,961      $14,828         $--  $1,640,475   $7,937,214
=============================================================================================================================
Accumulation units outstanding                                      831,812       20,207          --   1,584,665    7,686,634
=============================================================================================================================
Net asset value per accumulation unit                                 $0.63        $0.73       $0.73       $1.04        $1.03
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        PSTR1        UTRS4       WSTR5        WSTR8       USUT1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $4,108,424   $9,392,629     $10,125      $5,038         $322
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $3,872,591   $8,870,346     $10,117      $5,132         $329
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --       12,681          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                29,324       10,042           7           7           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,901,915    8,893,069      10,124       5,139          329
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     3,805        8,926           6           6           --
   Administrative charge                                                519        1,116           1           1           --
   Contract terminations                                             25,000           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --       12,681          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    29,324       22,723           7           7           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $3,872,591   $8,870,346     $10,117      $5,132         $329
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $3,872,591   $8,870,346     $10,117      $5,132         $329
=============================================================================================================================
Accumulation units outstanding                                    3,948,613    8,646,223      10,912       5,543          376
=============================================================================================================================
Net asset value per accumulation unit                                 $0.98        $1.03       $0.93       $0.93        $0.87
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USUT2        PSUT1       USUT4        WSUT5       WSUT8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $19,433     $155,452      $4,425      $5,009          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $19,798     $119,424      $4,640      $4,730          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    13          130           5           6           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         19,811      119,554       4,645       4,736           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        11          114           5           5           --
   Administrative charge                                                  2           16          --           1           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        13          130           5           6           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $19,798     $119,424      $4,640      $4,730          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $19,798     $119,424      $4,640      $4,730          $--
==============================================================================================================================
Accumulation units outstanding                                       22,636      209,085       5,315       5,557           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.87        $0.57       $0.87       $0.85        $0.85
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOCA1        UOCA2       UOCA3        UOCA4       WOCA5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $7,077     $108,730     $31,618    $125,803          $41
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $6,934     $110,666     $30,384    $127,372          $42
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     5           92          32         131           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          6,939      110,758      30,416     127,503           42
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4           79          28         116           --
   Administrative charge                                                  1           13           4          15           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         5           92          32         131           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            $6,934     $110,666     $30,384    $127,372          $42
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $6,934     $110,666     $30,384    $127,372          $42
=============================================================================================================================
Accumulation units outstanding                                        8,840      141,201      38,802     162,815           43
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.78       $0.78       $0.78        $0.97
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOCA8        UOGS1       UOGS2        WOGS6       UOGS4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--      $19,581     $98,656    $159,736      $45,097
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--      $19,049     $94,618    $146,645      $42,967
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           17          87         146           31
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --       19,066      94,705     146,791       42,998
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           14          75         128           27
   Administrative charge                                                 --            3          12          18            4
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           17          87         146           31
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $--      $19,049     $94,618    $146,645      $42,967
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--      $19,049     $94,618    $146,645      $42,967
=============================================================================================================================
Accumulation units outstanding                                           --       24,816     123,313     189,702       56,098
=============================================================================================================================
Net asset value per accumulation unit                                 $0.97        $0.77       $0.77       $0.77        $0.77
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOGS5        WOGS8       WOGS2        UOSM1       UOSM2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $9,460       $8,068         $--     $27,767     $159,624
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $9,354       $7,954         $--     $26,298     $158,253
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           40
Receivable from mutual funds and portfolios
for share redemptions                                                    20            4          --          23          126
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          9,374        7,958          --      26,321      158,419
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        18            4          --          20          109
   Administrative charge                                                  2           --          --           3           17
   Contract terminations                                                 39           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           40
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        59            4          --          23          166
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            $9,315       $7,954         $--     $26,298     $158,253
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $9,315       $7,954         $--     $26,298     $158,253
=============================================================================================================================
Accumulation units outstanding                                       12,062        8,597          --      33,098      199,299
=============================================================================================================================
Net asset value per accumulation unit                                 $0.77        $0.93       $0.77       $0.79        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOSM3        UOSM4       WOSM5        WOSM8       USTB1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $53,077      $70,607      $3,481     $12,103      $38,264
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $51,666      $68,673      $3,436     $11,918      $39,311
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          300          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    50           70           4           6           31
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         51,716       69,043       3,440      11,924       39,342
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        44           62           4           5           26
   Administrative charge                                                  6            8          --           1            5
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          300          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        50          370           4           6           31
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $51,666      $68,673      $3,436     $11,918      $39,311
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $51,666      $68,673      $3,436     $11,918      $39,311
=============================================================================================================================
Accumulation units outstanding                                       65,056       86,643       3,609      12,529       37,947
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.79       $0.95       $0.95        $1.04
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USTB2        WSTB6       USTB4        WSTB5       WSTB8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $160,415     $209,366    $146,662     $10,155          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $166,610     $218,797    $152,696     $10,383          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   148          238         178          11           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        166,758      219,035     152,874      10,394           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       121          209         158          10           --
   Administrative charge                                                 19           29          20           1           --
   Contract terminations                                                  8           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       148          238         178          11           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $166,610     $218,797    $152,696     $10,383          $--
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $166,610     $218,797    $152,696     $10,383          $--
==============================================================================================================================
Accumulation units outstanding                                      160,916      212,137     147,708      10,076           --
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.03       $1.03       $1.03        $1.04
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSTB2        UGIN1       UGIN2        PGIN1       UGIN4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--     $351,834  $1,927,735  $1,484,543   $1,775,606
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--     $300,804  $1,576,097  $1,207,744   $1,478,390
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --         540           6        6,557
Receivable from mutual funds and portfolios
for share redemptions                                                    --          259       1,496       1,310        1,742
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --      301,063   1,578,133   1,209,060    1,486,689
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --          220       1,292       1,153        1,548
   Administrative charge                                                 --           39         204         157          194
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --         540           6        6,557
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --          259       2,036       1,316        8,299
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $--     $300,804  $1,576,097  $1,207,744   $1,478,390
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--     $300,804  $1,576,097  $1,207,744   $1,478,390
=============================================================================================================================
Accumulation units outstanding                                           --      378,819   1,990,589   1,583,024    1,879,367
=============================================================================================================================
Net asset value per accumulation unit                                 $1.03        $0.79       $0.79       $0.76        $0.79
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EPG         WGIN8       UHSC1        UHSC2       WHSC6

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $7,299,936          $--         $--     $30,511      $50,131
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $5,290,870          $--         $--     $30,068      $43,924
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           63           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 6,497           --          --          26           47
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,297,430           --          --      30,094       43,971
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     5,801           --          --          22           41
   Administrative charge                                                696           --          --           4            6
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                63           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6,560           --          --          26           47
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $5,291,727          $--         $--     $30,068      $43,924
Net assets applicable to contracts in payment period                   (857)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $5,290,870          $--         $--     $30,068      $43,924
=============================================================================================================================
Accumulation units outstanding                                    5,706,345           --          --      30,828       52,411
=============================================================================================================================
Net asset value per accumulation unit                                 $0.93        $0.81       $0.98       $0.98        $0.84
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UHSC4        WHSC5       WHSC8        WHSC2       UIGR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $6,990      $10,414         $--     $28,689      $26,898
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $6,973      $10,240         $--     $27,685      $26,171
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           71
Receivable from mutual funds and portfolios
for share redemptions                                                     5           15          --          40           22
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          6,978       10,255          --      27,725       26,264
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4           13          --          36           19
   Administrative charge                                                  1            2          --           4            3
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         5           15          --          40           22
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            $6,973      $10,240         $--     $27,685      $26,242
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $6,973      $10,240         $--     $27,685      $26,242
=============================================================================================================================
Accumulation units outstanding                                        7,155       12,234          --      33,129       32,966
=============================================================================================================================
Net asset value per accumulation unit                                 $0.97        $0.84       $0.97       $0.84        $0.80
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UIGR2        PIGR1       UIGR4         EPL        WIGR8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $345,842   $5,440,195    $429,963  $1,974,066       $5,859
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $346,700   $3,662,172    $431,700  $1,401,442       $5,709
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          202           --       4,941       4,626           --
Receivable from mutual funds and portfolios
for share redemptions                                                   287        4,014         431       1,680            8
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        347,189    3,666,186     437,072   1,407,748        5,717
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       248        3,532         383       1,500            7
   Administrative charge                                                 39          482          48         180            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               202           --       4,941       4,626           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       489        4,014       5,372       6,306            8
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $346,700   $3,653,294    $431,700  $1,401,442       $5,709
Net assets applicable to contracts in payment period                     --        8,878          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $346,700   $3,662,172    $431,700  $1,401,442       $5,709
=============================================================================================================================
Accumulation units outstanding                                      435,810    4,994,086     543,545   1,855,909        6,745
=============================================================================================================================
Net asset value per accumulation unit                                 $0.80        $0.73       $0.79       $0.76        $0.85
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WIGR2        UVCP1       UVCP2        UVCP3       UVCP4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $475,689       $1,060    $196,089    $170,240     $161,877
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $315,265       $1,050    $198,994    $181,945     $166,150
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --         201          --          834
Receivable from mutual funds and portfolios
for share redemptions                                                   834            1         174         145          147
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        316,099        1,051     199,369     182,090      167,131
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       413            1         150         128          131
   Administrative charge                                                 41           --          24          17           16
   Contract terminations                                                380           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --         201          --          834
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       834            1         375         145          981
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          $315,265       $1,050    $198,994    $181,945     $166,150
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $315,265       $1,050    $198,994    $181,945     $166,150
=============================================================================================================================
Accumulation units outstanding                                      665,507        1,069     202,824     185,632      169,495
=============================================================================================================================
Net asset value per accumulation unit                                 $0.47        $0.98       $0.98       $0.98        $0.98
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WVCP5        WVCP8       UVGI1        UVGI2       UVGI3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--       $2,836      $1,612     $42,317       $4,109
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--       $2,720      $1,612     $41,297       $4,186
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --            4           1          40            4
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --        2,724       1,613      41,337        4,190
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --            4           1          35            4
   Administrative charge                                                 --           --          --           5           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --            4           1          40            4
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $--       $2,720      $1,612     $41,297       $4,186
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--       $2,720      $1,612     $41,297       $4,186
=============================================================================================================================
Accumulation units outstanding                                           --        2,777       1,673      42,900        4,341
=============================================================================================================================
Net asset value per accumulation unit                                 $0.98        $0.98       $0.96       $0.96        $0.96
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                  Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UVGI4        WVGI5       WVGI8        UVRE1       UVRE2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $69,613           $--         $--         $--     $56,892
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $70,995           $--         $--         $--     $54,892
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --          919
Receivable from mutual funds and portfolios
for share redemptions                                                    82           --          --          --           48
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         71,077           --          --          --       55,859
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        73           --          --          --           41
   Administrative charge                                                  9           --          --          --            7
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --          919
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        82           --          --          --          967
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           $70,995           $--         $--         $--     $54,892
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $70,995           $--         $--         $--     $54,892
=============================================================================================================================
Accumulation units outstanding                                       73,813           --          --          --       57,127
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.96        $0.96
================================================================================================================================

                                                                            Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UVRE3        UVRE4       WVRE5        WVRE8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                               $--      $1,251      $1,469          $--
-----------------------------------------------------------------------------------------------------------------
   at market value                                                       $--      $1,222      $1,438          $--
Dividends receivable                                                     --           --          --          --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --
Receivable from mutual funds and portfolios
for share redemptions                                                    --            1           2          --
----------------------------------------------------------------------------------------------------------------
Total assets                                                             --        1,223       1,440          --
================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --            1           2          --
   Administrative charge                                                 --           --          --          --
   Contract terminations                                                 --           --          --          --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --            1           2          --
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                $--      $1,222      $1,438          $--
Net assets applicable to contracts in payment period                     --           --          --          --
----------------------------------------------------------------------------------------------------------------
Total net assets                                                         $--      $1,222      $1,438          $--
=================================================================================================================
Accumulation units outstanding                                           --        1,272       1,498          --
================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.96       $0.96       $0.96
===================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002                                      UBND1(2)     UBND2(2)      PBND1      UBND4(2)       ESI

Investment income

Dividend income from mutual funds and portfolios                       $767       $2,068      $7,847      $3,461     $625,114
Variable account expenses                                               145          429       1,934         877      173,542
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         622        1,639       5,913       2,584      451,572
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               46,991       30,025      81,348      18,892    4,207,943
   Cost of investments sold                                          47,220       30,052      82,255      18,980    4,447,902
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          635        2,849         487       3,681        8,641
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,257       $4,488      $6,400      $6,265     $460,213
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Investment income

Dividend income from mutual funds and portfolios                    $87,480       $6,940     $30,893     $25,453      $55,540
Variable account expenses                                            27,613        5,994      29,377      27,306       64,911
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      59,867          946       1,516      (1,853)      (9,371)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                            3,682,250      436,704   1,773,768   2,676,501    9,991,982
   Cost of investments sold                                       3,728,507      436,712   1,773,803   2,676,545    9,992,062
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (32,095)           1           1           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $27,772         $947      $1,517     $(1,852)     $(9,371)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           EMS         SCMG1     UDEI1(2)     UDEI2(2)      PDEI1

Investment income

Dividend income from mutual funds and portfolios                   $132,708     $172,853         $56        $475       $6,650
Variable account expenses                                           158,763      240,323          32         255        5,314
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26,055)     (67,470)         24         220        1,336
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                           37,638,708   36,843,541       7,753      12,064       99,009
   Cost of investments sold                                      37,638,984   36,843,822       7,496      12,079      105,952
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            1            2         569       5,431      (91,299)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(26,054)    $(67,468)       $593      $5,651     $(89,963)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                          UDEI4(2)       WDEI5       SDEI1        WDEI2     UESL1(3)

Investment income

Dividend income from mutual funds and portfolios                       $969       $3,097      $4,969        $522          $--
Variable account expenses                                               530        2,674       5,483         557            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         439          423        (514)        (35)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               15,955       78,147     329,616       2,626          226
   Cost of investments sold                                          17,303       94,932     367,972       2,828          220
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)           6
Distributions from capital gains                                         --          602       1,519         129           --
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)           8
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,767      (48,805)    (79,228)     (7,285)          14
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $7,206     $(48,382)   $(79,742)    $(7,320)         $13
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                     UESL2(3)     UESL3(3)    UESL4(3)     WESL5(3)    WESL8(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                17            1           1           1            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (17)          (1)         (1)         (1)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  254          266         225         205          143
   Cost of investments sold                                             250          251         212         193          135
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          4           15          13          12            8
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          153           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          157           15          13          12            8
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $140          $14         $12         $11           $7
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UFIF1        UFIF2       UFIF3        UFIF4       WFDI5

Investment income

Dividend income from mutual funds and portfolios                     $9,219     $130,959     $44,485    $102,353       $4,893
Variable account expenses                                             3,134       50,132      19,251      47,531        2,414
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       6,085       80,827      25,234      54,822        2,479
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               66,854    1,052,529     136,047     590,976      103,652
   Cost of investments sold                                          66,878    1,043,632     134,143     584,214      102,464
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (24)       8,897       1,904       6,762        1,188
Distributions from capital gains                                      2,958       30,633       9,364      24,520        1,151
Net change in unrealized appreciation
or depreciation of investments                                        4,430       89,931      34,777      72,412        2,801
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        7,364      129,461      46,045     103,694        5,140
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $13,449     $210,288     $71,279    $158,516       $7,619
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SFDI1        WFDI2       UNDM1        UNDM2       PNDM1

Investment income

Dividend income from mutual funds and portfolios                    $14,122      $20,900        $127      $1,025      $14,999
Variable account expenses                                             8,071       12,270         231       1,962       36,622
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       6,051        8,630        (104)       (937)     (21,623)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              697,879       52,462       8,056      48,711      854,578
   Cost of investments sold                                         693,742       51,017       8,520      56,557    1,201,245
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4,137        1,445        (464)     (7,846)    (346,667)
Distributions from capital gains                                      2,914        6,210          13          79        2,779
Net change in unrealized appreciation
or depreciation of investments                                        4,940       16,042      (5,024)    (33,121)    (455,998)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       11,991       23,697      (5,475)    (40,888)    (799,886)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $18,042      $32,327     $(5,579)   $(41,825)   $(821,509)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDM4         EGD        SNDM1        WNDM2     USVA1(2)

Investment income

Dividend income from mutual funds and portfolios                     $1,055      $23,185      $9,158      $1,907          $15
Variable account expenses                                             2,526       64,316      29,188       6,604           51
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,471)     (41,131)    (20,030)     (4,697)         (36)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               41,052      931,214   1,804,673     215,016        3,713
   Cost of investments sold                                          49,212    1,320,486   2,492,473     323,233        3,573
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8,160)    (389,272)   (687,800)   (108,217)         140
Distributions from capital gains                                        133        4,843       2,132         437           54
Net change in unrealized appreciation
or depreciation of investments                                      (35,734)    (835,351)    129,507      12,018          132
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (43,761)  (1,219,780)   (556,161)    (95,762)         326
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(45,232) $(1,260,911)  $(576,191)  $(100,459)        $290
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USVA2(2)     WSVA6(4)    USVA4(2)     WSVA5(4)    WSVA8(5)

Investment income

Dividend income from mutual funds and portfolios                        $53          $24         $29         $25           $4
Variable account expenses                                               130          132          71         102            6
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (77)        (108)        (42)        (77)          (2)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               15,269        7,263       2,987         134          139
   Cost of investments sold                                          15,691        9,148       3,115         152          141
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (422)      (1,885)       (128)        (18)          (2)
Distributions from capital gains                                        187           84         103          91           13
Net change in unrealized appreciation
or depreciation of investments                                        1,468       (1,673)      1,188        (908)         (27)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,233       (3,474)      1,163        (835)         (16)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,156      $(3,582)     $1,121       $(912)        $(18)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA2(4)     UABA1(2)    UABA2(2)     UABA3(2)    UABA4(2)

Investment income

Dividend income from mutual funds and portfolios                        $--           $1          $6          $1           $3
Variable account expenses                                                 2          160       1,327         195          856
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (2)        (159)     (1,321)       (194)        (853)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  136       23,736       7,236       1,154        7,937
   Cost of investments sold                                             172       23,011       7,563       1,257        8,363
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (36)         725        (327)       (103)        (426)
Distributions from capital gains                                          1           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (320)     (5,381)     (1,278)      (5,464)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (35)         405      (5,708)     (1,381)      (5,890)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(37)        $246     $(7,029)    $(1,575)     $(6,743)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WABA5(5)     WABA8(5)    UAAC1(3)     UAAC2(3)    UAAC3(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                22            1           1          71            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (22)          (1)         (1)        (71)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                1,181          117         214         284          253
   Cost of investments sold                                           1,162          117         212         278          250
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         19           --           2           6            3
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           49           --          --         343           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           68           --           2         349            3
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $46          $(1)         $1        $278           $2
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAAC4(3)     WAAC5(6)    WAAC8(6)     UAAD1(2)    UAAD2(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                64           --          --          46           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (64)          --          --         (46)          --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  380           80          17         122           76
   Cost of investments sold                                             366           83          22         126          100
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         14           (3)         (5)         (4)         (24)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          153           --          --        (575)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          167           (3)         (5)       (579)         (24)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $103          $(3)        $(5)      $(625)        $(24)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAAD3(2)     UAAD4(2)    WAAD5(3)     WAAD8(3)      UGIP1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--       $4,157
Variable account expenses                                                 7            4           1           1        8,472
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (7)          (4)         (1)         (1)      (4,315)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  406           79         170         132      267,312
   Cost of investments sold                                             458           80         174         135      334,038
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (52)          (1)         (4)         (3)     (66,726)
Distributions from capital gains                                         --           --          --          --       25,556
Net change in unrealized appreciation
or depreciation of investments                                           59         (104)         --          --     (176,991)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            7         (105)         (4)         (3)    (218,161)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $--        $(109)        $(5)        $(4)   $(222,476)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIP2        UGIP3       UGIP4      WGIP5(3)    WGIP8(3)

Investment income

Dividend income from mutual funds and portfolios                    $29,506      $15,101     $39,872         $--          $--
Variable account expenses                                            57,851       33,475      93,025           4            3
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (28,345)     (18,374)    (53,153)         (4)          (3)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              495,936      442,990     671,018         177          136
   Cost of investments sold                                         627,972      555,998     838,805         174          140
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (132,036)    (113,008)   (167,787)          3           (4)
Distributions from capital gains                                    181,374       92,830     245,099          --           --
Net change in unrealized appreciation
or depreciation of investments                                   (1,496,513)    (724,984) (2,013,737)         37          (31)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,447,175)    (745,162) (1,936,425)         40          (35)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                       $(1,475,520)   $(763,536)$(1,989,578)        $36         $(38)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UPRG1        UPRG2       UPRG3        UPRG4        EPP

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                             4,614       24,228      14,032      50,132       22,130
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4,614)     (24,228)    (14,032)    (50,132)     (22,130)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              127,259      475,130     295,138     461,130      531,165
   Cost of investments sold                                         160,557      661,216     417,438     633,926      865,659
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (33,298)    (186,086)   (122,300)   (172,796)    (334,494)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (138,350)    (681,360)   (321,239) (1,246,621)    (303,228)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (171,648)    (867,446)   (443,539) (1,419,417)    (637,722)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(176,262)   $(891,674)  $(457,571)$(1,469,549)   $(659,852)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SPGR1        UTEC1       UTEC2        UTEC3       UTEC4

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                            58,017        1,312       6,209       3,760       12,249
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (58,017)      (1,312)     (6,209)     (3,760)     (12,249)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                            2,123,832       23,323     179,393      94,189      223,599
   Cost of investments sold                                       3,580,433       32,174     310,178     168,788      367,651
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,456,601)      (8,851)   (130,785)    (74,599)    (144,052)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (85,773)     (66,039)   (211,155)   (104,528)    (386,642)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,542,374)     (74,890)   (341,940)   (179,127)    (530,694)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                       $(1,600,391)    $(76,202)  $(348,149)  $(182,887)   $(542,943)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            ETC         STEC1     UEBC1(5)     UEBC2(5)    UEBC3(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $35        $471          $55
Variable account expenses                                            13,523       31,338          18         273           48
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (13,523)     (31,338)         17         198            7
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              406,937    1,707,359       7,632      11,240        1,887
   Cost of investments sold                                         919,960    3,287,423       7,593      11,056        1,892
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (513,023)  (1,580,064)         39         184           (5)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (52,248)     481,361        (383)     (1,596)        (328)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (565,271)  (1,098,703)       (344)     (1,412)        (333)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(578,794) $(1,130,041)      $(327)    $(1,214)       $(326)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEBC4(5)     WEBC5(5)    WEBC8(5)     UECG1(5)    UECG2(5)

Investment income

Dividend income from mutual funds and portfolios                       $277          $24         $10         $--          $--
Variable account expenses                                               206           20           7          53          512
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          71            4           3         (53)        (512)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                4,593          926         145       7,214       13,072
   Cost of investments sold                                           4,640          915         151       6,955       12,952
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (47)          11          (6)        259          120
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,619)        (191)       (135)        480        6,568
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,666)        (180)       (141)        739        6,688
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(1,595)       $(176)      $(138)       $686       $6,176
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UECG3(5)     UECG4(5)    WECG5(5)     WECG8(5)    UECB1(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--       $2,944
Variable account expenses                                                77          413          27           6          502
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (77)        (413)        (27)         (6)       2,442
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                1,794        3,266       1,228         142      119,211
   Cost of investments sold                                           1,834        3,374       1,224         143      119,366
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (40)        (108)          4          (1)        (155)
Distributions from capital gains                                         --           --          --          --        1,386
Net change in unrealized appreciation
or depreciation of investments                                          380        1,851          15         (17)        (414)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          340        1,743          19         (18)         817
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $263       $1,330         $(8)       $(24)      $3,259
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UECB2(5)     UECB3(5)    UECB4(5)     WECB5(5)    WECB8(5)

Investment income

Dividend income from mutual funds and portfolios                    $11,701       $2,418      $9,922      $1,336          $--
Variable account expenses                                             1,883          466       1,857         206           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       9,818        1,952       8,065       1,130           --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               67,591        6,279       5,652         479           --
   Cost of investments sold                                          67,501        6,238       5,641         480           --
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         90           41          11          (1)          --
Distributions from capital gains                                      5,182        1,160       3,789         680           --
Net change in unrealized appreciation
or depreciation of investments                                          399          211         635        (501)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        5,671        1,412       4,435         178           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $15,489       $3,364     $12,500      $1,308          $--
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEEI1(5)     UEEI2(5)    UEEI3(5)     UEEI4(5)    WEEI5(5)

Investment income

Dividend income from mutual funds and portfolios                       $447       $5,304        $290      $2,288         $119
Variable account expenses                                                43          690          52         319           20
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         404        4,614         238       1,969           99
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                4,940       47,479       1,808       4,228          868
   Cost of investments sold                                           4,895       46,757       1,820       4,275          856
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         45          722         (12)        (47)          12
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,398)         392        (478)     (4,650)        (185)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,353)       1,114        (490)     (4,697)        (173)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(949)      $5,728       $(252)    $(2,728)        $(74)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEEI8(5)     UEFF1(5)    UEFF2(5)     UEFF3(5)    UEFF4(5)

Investment income

Dividend income from mutual funds and portfolios                        $89         $178      $3,108        $187         $615
Variable account expenses                                                12           20         340          22           51
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          77          158       2,768         165          564
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  151       15,157      31,066         141          193
   Cost of investments sold                                             155       15,043      30,765         142          199
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (4)         114         301          (1)          (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (496)        (225)        688         (63)        (883)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (500)        (111)        989         (64)        (889)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(423)         $47      $3,757        $101        $(325)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEFF5(5)     WEFF8(5)    UEFD1(3)     UEFD2(3)    UEFD3(3)

Investment income

Dividend income from mutual funds and portfolios                         $4           $3         $--         $--          $--
Variable account expenses                                                49           --           1           1            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (45)           3          (1)         (1)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              127,341          123         211         211          249
   Cost of investments sold                                         123,356          122         212         212          250
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3,985            1          (1)         (1)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3,985            1          (1)         (1)         (1)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $3,940           $4         $(2)        $(2)        $(2)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEFD4(3)     WEFD5(3)    WEFD8(3)     UEGO1(5)    UEGO2(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $82       $1,205
Variable account expenses                                                 1            1           1          18          281
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)          (1)         (1)         64          924
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  211          172         135       7,523       11,624
   Cost of investments sold                                             212          173         135       7,555       11,534
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          (1)         --         (32)          90
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --          --        (323)      (3,203)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (1)          (1)         --        (355)      (3,113)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(2)         $(2)        $(1)      $(291)     $(2,189)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGO3(5)     UEGO4(5)    WEGO5(5)     WEGO8(5)    UEGR1(5)

Investment income

Dividend income from mutual funds and portfolios                       $147         $723         $58          $1          $--
Variable account expenses                                                51          222          21           1           12
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          96          501          37          --          (12)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                1,882        5,186       1,257         132        4,003
   Cost of investments sold                                           1,909        5,242       1,253         139        3,904
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (27)         (56)          4          (7)          99
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (642)      (2,528)       (273)         (1)         (36)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (669)      (2,584)       (269)         (8)          63
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(573)     $(2,083)      $(232)        $(8)         $51
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGR2(5)     UEGR3(5)    UEGR4(5)     WEGR5(5)    WEGR8(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               255           26          96           9            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (255)         (26)        (96)         (9)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                5,013          740       1,779         510          141
   Cost of investments sold                                           4,985          740       1,799         502          136
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         28           --         (20)          8            5
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (591)         181         834          42            1
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (563)         181         814          50            6
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(818)        $155        $718         $41           $5
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGW1(3)     UEGW2(3)    UEGW3(3)     UEGW4(3)    WEGW5(3)

Investment income

Dividend income from mutual funds and portfolios                        $25         $373          $8         $17           $2
Variable account expenses                                                 5           56           1           4            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          20          317           7          13            1
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                1,240        3,139         250         214          173
   Cost of investments sold                                           1,324        3,148         255         211          175
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (84)          (9)         (5)          3           (2)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                            4         (286)         (8)         20           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (80)        (295)        (13)         23           (2)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(60)         $22         $(6)        $36          $(1)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEGW8(3)     UEHI1(5)    UEHI2(5)     UEHI3(5)    UEHI4(5)

Investment income

Dividend income from mutual funds and portfolios                        $69       $2,577      $5,344      $2,021       $8,853
Variable account expenses                                                12          240         343         151          791
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          57        2,337       5,001       1,870        8,062
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  145      115,653      14,948       7,888        1,680
   Cost of investments sold                                             148      115,439      14,898       7,880        1,686
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (3)         214          50           8           (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (365)         540      (1,249)       (685)       1,063
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (368)         754      (1,199)       (677)       1,057
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(311)      $3,091      $3,802      $1,193       $9,119
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEHI5(5)     WEHI8(5)    UEIG1(5)     UEIG2(5)    UEIG3(5)

Investment income

Dividend income from mutual funds and portfolios                     $2,626           $3        $455      $3,064         $523
Variable account expenses                                               248           --          59         321           83
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,378            3         396       2,743          440
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  266          125       7,659      14,477        2,110
   Cost of investments sold                                             264          123       7,734      14,577        2,133
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          2            2         (75)       (100)         (23)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          803           --        (623)     (2,379)        (646)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          805            2        (698)     (2,479)        (669)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $3,183           $5       $(302)       $264        $(229)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEIG4(5)     WEIG5(5)    WEIG8(5)     UEMA1(5)    UEMA2(5)

Investment income

Dividend income from mutual funds and portfolios                     $1,902         $153          $2         $--          $--
Variable account expenses                                               261           23           1          12          110
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,641          130           1         (12)        (110)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                4,592          904         132       3,964        3,380
   Cost of investments sold                                           4,694          905         142       3,922        3,383
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (102)          (1)        (10)         42           (3)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (2,344)        (162)         (1)       (142)         308
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2,446)        (163)        (11)       (100)         305
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(805)        $(33)       $(10)      $(112)        $195
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEMA3(5)     UEMA4(5)    WEMA5(5)     WEMA8(5)    UEOE1(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                27          143           8           1          198
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (27)        (143)         (8)         (1)        (198)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  748        1,936         508         138        7,924
   Cost of investments sold                                             743        1,946         506         137        7,594
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          5          (10)          2           1          330
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (11)      (1,798)        (35)         --         (306)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (6)      (1,808)        (33)          1           24
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(33)     $(1,951)       $(41)        $--        $(174)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEOE2(5)     UEOE3(5)    UEOE4(5)     WEOE5(5)    WEOE8(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               624          101         478          28            5
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (624)        (101)       (478)        (28)          (5)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               11,593        2,893       5,298       1,287          143
   Cost of investments sold                                          11,599        2,907       5,363       1,262          154
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (6)         (14)        (65)         25          (11)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (6,476)        (918)    (12,048)       (411)        (197)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (6,482)        (932)    (12,113)       (386)        (208)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(7,106)     $(1,033)   $(12,591)      $(414)       $(213)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UESM1(5)     UESM2(5)    UESM3(5)     UESM4(5)    WESM5(5)

Investment income

Dividend income from mutual funds and portfolios                        $56         $447        $114        $368           $6
Variable account expenses                                               130          817         165         692           12
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (74)        (370)        (51)       (324)          (6)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                3,422       19,549       2,939      17,696          449
   Cost of investments sold                                           3,355       20,103       3,188      18,528          452
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         67         (554)       (249)       (832)          (3)
Distributions from capital gains                                      1,175        6,786       1,970       6,774          130
Net change in unrealized appreciation
or depreciation of investments                                          379          496        (304)     (2,002)         (24)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,621        6,728       1,417       3,940          103
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,547       $6,358      $1,366      $3,616          $97
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WESM8(5)     UESE1(3)    UESE2(3)     UESE3(3)    UESE4(3)

Investment income

Dividend income from mutual funds and portfolios                         $2          $--         $--         $--          $--
Variable account expenses                                                 5            1           6           1            3
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (3)          (1)         (6)         (1)          (3)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  139          213         218         252          216
   Cost of investments sold                                             141          211         215         250          220
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2)           2           3           2           (4)
Distributions from capital gains                                         59           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (25)          --          33          --         (240)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           32            2          36           2         (244)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $29           $1         $30          $1        $(247)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WESE5(3)     WESE8(3)    UEST1(5)     UEST2(5)    UEST3(5)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--          $8      $7,103       $1,445
Variable account expenses                                                 1            1          58         199           69
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)          (1)        (50)      6,904        1,376
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  174          136     299,075       3,555          221
   Cost of investments sold                                             173          135     299,984       3,470          220
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          1            1        (909)         85            1
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --          --      (1,739)         112
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            1            1        (909)     (1,654)         113
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $--          $--       $(959)     $5,250       $1,489
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEST4(5)     WEST5(5)    WEST8(5)     UFCO1(2)    UFCO2(2)

Investment income

Dividend income from mutual funds and portfolios                     $4,985         $223          $7         $--          $--
Variable account expenses                                               321           10           1         301        1,150
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4,664          213           6        (301)      (1,150)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               29,806          161         130       9,227       20,709
   Cost of investments sold                                          29,216          162         127       9,705       20,671
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        590           (1)          3        (478)          38
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (853)         (27)         --      (3,097)      (4,572)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (263)         (28)          3      (3,575)      (4,534)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $4,401         $185          $9     $(3,876)     $(5,684)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFCO3(2)     UFCO4(2)    WFCO5(3)     WFCO8(3)    UFGR1(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               169          494           7           1           43
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (169)        (494)         (7)         (1)         (43)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  169       11,029         180         174          119
   Cost of investments sold                                             170       11,014         180         175          127
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          15          --          (1)          (8)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (478)      (2,110)         42          --         (867)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (479)      (2,095)         42          (1)        (875)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(648)     $(2,589)        $35         $(2)       $(918)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFGR2(2)     UFGR3(2)    UFGR4(2)     WFGR5(6)    WFGR8(6)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               195           27         360          35           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (195)         (27)       (360)        (35)          --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  277          148       1,744       4,049           16
   Cost of investments sold                                             282          153       1,879       4,921           22
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (5)          (5)       (135)       (872)          (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (2,854)        (786)     (8,272)       (201)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (2,859)        (791)     (8,407)     (1,073)          (6)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(3,054)       $(818)    $(8,767)    $(1,108)         $(6)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC1(2)     UFMC2(2)    WMDC6(7)     UFMC4(2)    WMDC5(7)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--      $5,903         $--         $907
Variable account expenses                                               177        1,321      14,226       1,160        2,412
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (177)      (1,321)     (8,323)     (1,160)      (1,505)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                3,295       33,553     152,571      15,290       25,673
   Cost of investments sold                                           3,345       34,468     164,918      15,936       28,101
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (50)        (915)    (12,347)       (646)      (2,428)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          280        2,705    (146,333)     (1,195)     (20,709)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          230        1,790    (158,680)     (1,841)     (23,137)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $53         $469   $(167,003)    $(3,001)    $(24,642)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WMDC8(6)     WMDC2(7)    UVAS1(2)     UVAS2(2)      PVAS1

Investment income

Dividend income from mutual funds and portfolios                        $--         $109          $1          $1          $53
Variable account expenses                                                25          504          25         285          238
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (25)        (395)        (24)       (284)        (185)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                   40       10,999         636       4,981        4,914
   Cost of investments sold                                              40       10,807         630       5,620        5,366
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --          192           6        (639)        (452)
Distributions from capital gains                                         --           --           1           1          366
Net change in unrealized appreciation
or depreciation of investments                                           23       (4,282)        201       2,055       (2,315)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           23       (4,090)        208       1,417       (2,401)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(2)     $(4,485)       $184      $1,133      $(2,586)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVAS4(2)     WVAS5(6)    WVAS8(6)     WVAS2(4)      UMSS1

Investment income

Dividend income from mutual funds and portfolios                         $1          $76        $143         $--       $2,893
Variable account expenses                                               133          238         216          11        3,799
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (132)        (162)        (73)        (11)        (906)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                2,227       14,456      30,525         146      165,253
   Cost of investments sold                                           2,399       15,260      44,687         145      181,355
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (172)        (804)    (14,162)          1      (16,102)
Distributions from capital gains                                          1          529         999           4        7,174
Net change in unrealized appreciation
or depreciation of investments                                          457       (2,821)         --          31      (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          286       (3,096)    (13,163)         36      (54,552)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $154      $(3,258)   $(13,236)        $25     $(55,458)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Investment income

Dividend income from mutual funds and portfolios                    $34,669      $13,030     $38,066      $8,848      $14,201
Variable account expenses                                            42,386       18,475      55,917      12,800       16,415
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7,717)      (5,445)    (17,851)     (3,952)      (2,214)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              270,313      359,119     451,895     400,698    1,338,340
   Cost of investments sold                                         288,445      381,368     508,355     454,278    1,538,705
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18,132)     (22,249)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (613,123)    (241,195)   (675,229)   (148,679)    (256,312)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(620,840)   $(246,640)  $(693,080)  $(152,631)   $(258,526)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             WMSS2        UINT1       UINT2        UINT3       UINT4

Investment income

Dividend income from mutual funds and portfolios                       $556       $4,271     $19,673      $8,878      $33,202
Variable account expenses                                             1,283        3,006      13,087       6,682       23,105
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (727)       1,265       6,586       2,196       10,097
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                6,618       66,827     279,397      42,636      781,888
   Cost of investments sold                                           6,756       80,451     323,773      50,947      931,634
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (138)     (13,624)    (44,376)     (8,311)    (149,746)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)     (53,960)   (253,827)   (120,222)    (268,932)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (10,413)     (67,584)   (298,203)   (128,533)    (418,678)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(11,140)    $(66,319)  $(291,617)  $(126,337)   $(408,581)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WINT5(6)     WINT8(6)      UNDS1        UNDS2       PSND1

Investment income

Dividend income from mutual funds and portfolios                     $6,485      $15,439         $--         $--          $--
Variable account expenses                                             2,957        5,954         985       3,764        3,170
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       3,528        9,485        (985)     (3,764)      (3,170)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              359,335      865,399       9,173      71,797       53,490
   Cost of investments sold                                         418,944      989,858      12,261      88,936       68,260
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (59,609)    (124,459)     (3,088)    (17,139)     (14,770)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (30,417)     (51,137)    (34,952)   (118,154)     (88,069)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (90,026)    (175,596)    (38,040)   (135,293)    (102,839)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(86,498)   $(166,111)   $(39,025)  $(139,057)   $(106,009)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDS4      WSND5(6)    WSND8(6)       UTRS1       UTRS2

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--     $16,537      $90,386
Variable account expenses                                             7,101           46          --      11,841       69,101
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7,101)         (46)         --       4,696       21,285
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              157,128        1,098          16     348,741      697,257
   Cost of investments sold                                         201,310        1,125          22     363,510      752,212
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (44,182)         (27)         (6)    (14,769)     (54,955)
Distributions from capital gains                                         --           --          --      13,568       74,158
Net change in unrealized appreciation
or depreciation of investments                                     (173,855)      (1,201)         --     (64,722)    (511,635)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (218,037)      (1,228)         (6)    (65,923)    (492,432)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(225,138)     $(1,274)        $(6)   $(61,227)   $(471,147)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           PSTR1        UTRS4     WSTR5(6)     WSTR8(6)    USUT1(2)

Investment income

Dividend income from mutual funds and portfolios                    $45,299      $96,279          $1          $1          $--
Variable account expenses                                            39,970       88,911           7          19           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       5,329        7,368          (6)        (18)          --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              634,141      743,785          87          38           52
   Cost of investments sold                                         676,878      809,003          87          37           51
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (42,737)     (65,218)         --           1            1
Distributions from capital gains                                     37,165       78,991          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (246,193)    (539,230)         (8)         94            7
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (251,765)    (525,457)         (8)         95            8
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(246,436)   $(518,089)       $(14)        $77           $8
=============================================================================================================================

                                                                                 Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USUT2(2)       PSUT1     USUT4(2)     WSUT5(6)    WSUT8(6)

Investment income

Dividend income from mutual funds and portfolios                        $--       $2,389         $--          $1          $--
Variable account expenses                                                22        1,291           9          36           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (22)       1,098          (9)        (35)          --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                2,059        7,929       8,326         115           18
   Cost of investments sold                                           2,079        9,758       8,332         118           22
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (20)      (1,829)         (6)         (3)          (4)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          365      (26,186)        215        (279)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          345      (28,015)        209        (282)          (4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $323     $(26,917)       $200       $(317)         $(4)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOCA1(2)     UOCA2(2)    UOCA3(2)     UOCA4(2)    WOCA5(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 9          323         123         393            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (9)        (323)       (123)       (393)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                   88        1,398       1,501      46,658          175
   Cost of investments sold                                              90        1,354       1,699      46,644          174
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2)          44        (198)         14            1
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (143)       1,936      (1,234)      1,569            1
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (145)       1,980      (1,432)      1,583            2
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(154)      $1,657     $(1,555)     $1,190           $1
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOCA8(3)     UOGS1(2)    UOGS2(2)     WOGS6(4)    UOGS4(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 1           29         155         473          129
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)         (29)       (155)       (473)        (129)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  136           75       3,253       2,550        8,457
   Cost of investments sold                                             134           77       3,420       2,890        8,952
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          2           (2)       (167)       (340)        (495)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (532)     (4,038)    (13,091)      (2,130)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            2         (534)     (4,205)    (13,431)      (2,625)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                $1        $(563)    $(4,360)   $(13,904)     $(2,754)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOGS5(4)     WOGS8(3)    WOGS2(4)     UOSM1(2)    UOSM2(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                28            5           2          60          254
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (28)          (5)         (2)        (60)        (254)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               11,461          135         133       2,167        2,012
   Cost of investments sold                                          11,635          137         172       2,252        2,120
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (174)          (2)        (39)        (85)        (108)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (106)        (114)         --      (1,469)      (1,371)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (280)        (116)        (39)     (1,554)      (1,479)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(308)       $(121)       $(41)    $(1,614)     $(1,733)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOSM3(2)     UOSM4(2)    WOSM5(5)     WOSM8(5)    USTB1(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               122          184           7           7           52
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (122)        (184)         (7)         (7)         (52)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  738        1,286          34           6       18,376
   Cost of investments sold                                             759        1,354          35           6       18,372
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (21)         (68)         (1)         --            4
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,411)      (1,934)        (45)       (185)       1,047
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,432)      (2,002)        (46)       (185)       1,051
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(1,554)     $(2,186)       $(53)      $(192)        $999
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USTB2(2)     WSTB6(4)    USTB4(2)     WSTB5(4)    WSTB8(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               438        1,215         582          15            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (438)      (1,215)       (582)        (15)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                3,397        8,521      13,335          15          146
   Cost of investments sold                                           3,382        8,558      13,146          15          141
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         15          (37)        189          --            5
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        6,195        9,431       6,034         228           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,210        9,394       6,223         228            5
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $5,772       $8,179      $5,641        $213           $4
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSTB2(4)       UGIN1       UGIN2        PGIN1       UGIN4

Investment income

Dividend income from mutual funds and portfolios                        $--       $4,549     $20,538     $16,091      $18,592
Variable account expenses                                                 2        2,618      16,147      14,534       18,682
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (2)       1,931       4,391       1,557          (90)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  178      110,071     177,930     118,826      329,812
   Cost of investments sold                                             172      117,943     222,543     141,244      398,420
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          6       (7,872)    (44,613)    (22,418)     (68,608)
Distributions from capital gains                                         --        1,709       7,718       6,047        6,986
Net change in unrealized appreciation
or depreciation of investments                                           --      (40,127)   (318,775)   (260,254)    (280,175)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            6      (46,290)   (355,670)   (276,625)    (341,797)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                $4     $(44,359)  $(351,279)  $(275,068)   $(341,887)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EPG       WGIN8(6)    UHSC1(3)     UHSC2(3)    WHSC6(4)

Investment income

Dividend income from mutual funds and portfolios                    $99,273          $--         $--         $--          $--
Variable account expenses                                            86,951           --           1          32          331
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      12,322           --          (1)        (32)        (331)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              992,426           17         214         246        6,641
   Cost of investments sold                                       1,303,751           22         211         251        7,636
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (311,325)          (5)          3          (5)        (995)
Distributions from capital gains                                     37,305           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                   (1,192,262)          --          --        (443)      (6,207)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,466,282)          (5)          3        (448)      (7,202)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                       $(1,453,960)         $(5)         $2       $(480)     $(7,533)
==============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UHSC4(3)     WHSC5(4)    WHSC8(3)     WHSC2(4)    UIGR1(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 6           33           1         178           58
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (6)         (33)         (1)       (178)         (58)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  219        5,889         136         319        7,653
   Cost of investments sold                                             221        6,021         134         330        7,821
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2)        (132)          2         (11)        (168)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (17)        (174)         --      (1,004)        (727)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (19)        (306)          2      (1,015)        (895)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(25)       $(339)         $1     $(1,193)       $(953)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR2(2)       PIGR1     UIGR4(2)        EPL      WIGR8(6)

Investment income

Dividend income from mutual funds and portfolios                        $--      $33,739         $--     $13,244          $--
Variable account expenses                                               666       50,339         983      21,240            9
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (666)     (16,600)       (983)     (7,996)          (9)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               20,834      633,376      14,608     657,182           25
   Cost of investments sold                                          21,334      901,519      15,438     863,475           26
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (500)    (268,143)       (830)   (206,293)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          858     (548,102)      1,737    (102,127)        (150)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          358     (816,245)        907    (308,420)        (151)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(308)   $(832,845)       $(76)  $(316,416)       $(160)
==============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WIGR2      UVCP1(3)    UVCP2(3)     UVCP3(3)    UVCP4(3)

Investment income

Dividend income from mutual funds and portfolios                     $3,432          $--         $--         $--          $--
Variable account expenses                                             6,644            1         350         283          286
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3,212)          (1)       (350)       (283)        (286)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                              121,629          237       7,852       1,278       26,341
   Cost of investments sold                                         179,690          239       7,768       1,403       26,961
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (58,061)          (2)         84        (125)        (620)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (25,244)         (10)      2,905      11,705        4,273
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (83,305)         (12)      2,989      11,580        3,653
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(86,517)        $(13)     $2,639     $11,297       $3,367
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WVCP5(3)     WVCP8(3)    UVGI1(3)     UVGI2(3)    UVGI3(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 1            4           2          47            8
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)          (4)         (2)        (47)          (8)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  177          142         214       3,257        1,246
   Cost of investments sold                                             173          148         214       3,556        1,245
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          4           (6)         --        (299)           1
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (116)         --      (1,020)          77
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            4         (122)         --      (1,319)          78
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                $3        $(126)        $(2)    $(1,366)         $70
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVGI4(3)     WVGI5(3)    WVGI8(3)     UVRE1(3)    UVRE2(3)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--          $6       $1,712
Variable account expenses                                               167            1           1          --           61
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (167)          (1)         (1)          6        1,651
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                1,013          174         135         211          222
   Cost of investments sold                                             970          174         135         228          230
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         43           --          --         (17)          (8)
Distributions from capital gains                                         --           --          --           4          940
Net change in unrealized appreciation
or depreciation of investments                                        1,382           --          --          --       (2,000)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,425           --          --         (13)      (1,068)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,258          $(1)        $(1)        $(7)        $583
=============================================================================================================================

                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVRE3(3)     UVRE4(3)    WVRE5(3)     WVRE8(3)

Investment income

Dividend income from mutual funds and portfolios                         $6          $45         $51          $5
Variable account expenses                                                 1            3           3           1
----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           5           42          48           4
================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  211          213         175         134
   Cost of investments sold                                             228          218         179         145
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (17)          (5)         (4)        (11)
Distributions from capital gains                                          4           25          28           2
Net change in unrealized appreciation
or depreciation of investments                                           --          (29)        (31)         --
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (13)          (9)         (7)         (9)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(8)         $33         $41         $(5)
=================================================================================================================

See accompanying notes to financial statements.

(2)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period August 30, 2002  (commencement  of  operations)  to Dec. 31,
     2002.

(4)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(5)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(6)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(7)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.

Evergreen New Solutions  Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002                                     UBND1(2)     UBND2(2)      PBND1      UBND4(2)       ESI

Operations

Investment income (loss) -- net                                        $622       $1,639      $5,913      $2,584     $451,572
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,257        4,488       6,400       6,265      460,213
=============================================================================================================================

Contract transactions

Contract purchase payments                                           42,684      170,740     103,102     266,252      115,240
Net transfers(1)                                                     24,710       50,858     (12,143)     49,175     (778,583)
Annuity payments                                                         --           --          --          --       (1,056)
Contract terminations:
   Surrender benefits and contract charges                           (2,750)      (2,164)       (308)     (1,027)  (1,595,988)
   Death benefits                                                        --           --          --          --     (190,740)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       64,644      219,434      90,651     314,400   (2,451,127)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     110,705          --   13,122,338
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --      99,294          --    8,923,249
Contract purchase payments                                           41,768      167,559      91,236     261,460       77,390
Net transfers(1)                                                     24,216       49,754     (11,455)     48,165     (530,376)
Contract terminations:
   Surrender benefits and contract charges                           (2,687)      (2,116)       (293)     (1,014)  (1,069,075)
   Death benefits                                                        --           --          --          --     (128,938)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Operations

Investment income (loss) -- net                                     $59,867         $946      $1,516     $(1,853)     $(9,371)
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            27,772          947       1,517      (1,852)      (9,371)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,967      134,387     972,206     636,426      340,144
Net transfers(1)                                                   (294,594)      23,188    (441,169)   (169,610)    (232,797)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (230,155)      (6,125)   (425,139)   (128,613)    (868,671)
   Death benefits                                                        --           --          --     (52,098)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (502,782)     151,450     105,898     286,105     (761,324)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,490,663      585,778   2,857,398   2,423,140    4,054,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,362,937      554,322   2,828,091   2,250,084    3,857,418
Contract purchase payments                                           19,849      126,978     961,442     591,297      323,747
Net transfers(1)                                                   (279,257)      21,920    (436,267)   (157,350)    (224,571)
Contract terminations:
   Surrender benefits and contract charges                         (209,381)      (5,788)   (420,620)   (119,420)    (826,630)
   Death benefits                                                        --           --          --     (48,363)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(2)     UDEI2(2)      PDEI1

Operations

Investment income (loss) -- net                                    $(26,055)    $(67,470)        $24        $220       $1,336
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (26,054)     (67,468)        593       5,651      (89,963)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          853,847    1,790,685      19,850     106,973       31,651
Net transfers(1)                                                  2,798,540    6,543,806          --      34,659      155,114
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                       (3,346,521)  (6,326,252)        (78)       (943)      (9,183)
   Death benefits                                                   (99,291)    (450,699)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      206,575    1,557,540      19,772     140,689      177,582
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,625,240   11,961,867          --          --      344,421
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            8,408,678   11,399,177          --          --      341,828
Contract purchase payments                                          677,567    1,708,626      26,089     143,578       37,490
Net transfers(1)                                                  2,206,965    6,237,644          --      44,461      167,616
Contract terminations:
   Surrender benefits and contract charges                       (2,642,707)  (6,038,708)       (100)     (1,205)     (10,754)
   Death benefits                                                   (78,597)    (430,372)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(2)       WDEI5       SDEI1        WDEI2     UESL1(3)

Operations

Investment income (loss) -- net                                        $439         $423       $(514)       $(35)         $(1)
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)           6
Distributions from capital gains                                         --          602       1,519         129           --
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)           8
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             7,206      (48,382)    (79,742)     (7,320)          13
=============================================================================================================================

Contract transactions

Contract purchase payments                                          199,609       59,282      70,114          --          212
Net transfers(1)                                                     35,134       72,944     (80,662)      3,335          287
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (117)      (1,980)   (152,005)     (2,062)        (225)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      234,626      130,246    (162,553)      1,273          274
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      124,798     396,114      36,955           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $241,832     $206,662    $153,819     $30,908         $287
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      114,711     367,200      34,122           --
Contract purchase payments                                          264,029       61,403      75,374          --          221
Net transfers(1)                                                     45,405       63,894     (95,122)      3,898          281
Contract terminations:
   Surrender benefits and contract charges                             (148)      (2,095)   (168,503)     (2,188)        (221)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    309,286      237,913     178,949      35,832          281
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UESL2(3)     UESL3(3)    UESL4(3)     WESL5(3)    WESL8(3)

Operations

Investment income (loss) -- net                                        $(17)         $(1)        $(1)        $(1)         $(1)
Net realized gain (loss) on sales of investments                          4           15          13          12            8
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          153           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               140           14          12          11            7
=============================================================================================================================

Contract transactions

Contract purchase payments                                            5,172          251         212         193          135
Net transfers(1)                                                      3,851           --          --          --           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (245)        (265)       (224)       (204)        (142)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        8,778          (14)        (12)        (11)          (7)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $8,918          $--         $--         $--          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            5,112          261         221         201          141
Net transfers(1)                                                      3,890           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (241)        (261)       (221)       (201)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      8,761           --          --          --           --
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UFIF1        UFIF2       UFIF3        UFIF4       WFDI5

Operations

Investment income (loss) -- net                                      $6,085      $80,827     $25,234     $54,822       $2,479
Net realized gain (loss) on sales of investments                        (24)       8,897       1,904       6,762        1,188
Distributions from capital gains                                      2,958       30,633       9,364      24,520        1,151
Net change in unrealized appreciation
or depreciation of investments                                        4,430       89,931      34,777      72,412        2,801
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            13,449      210,288      71,279     158,516        7,619
=============================================================================================================================

Contract transactions

Contract purchase payments                                          192,487      974,683     618,785   1,045,587      171,930
Net transfers(1)                                                    519,190    2,471,977     469,973   3,876,332       (3,423)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (6,663)    (228,022)    (36,091)   (217,174)     (18,804)
   Death benefits                                                        --      (19,599)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      705,014    3,199,039   1,052,667   4,704,745      149,703
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      32,845    2,753,766     890,610   1,469,443      129,904
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $751,308   $6,163,093  $2,014,556  $6,332,704     $287,226
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                               29,537    2,495,317     798,992   1,320,542      117,173
Contract purchase payments                                          167,972      869,582     549,552     913,089      150,459
Net transfers(1)                                                    453,172    2,190,466     412,489   3,406,641       (2,719)
Contract terminations:
   Surrender benefits and contract charges                           (5,794)    (202,527)    (31,695)   (189,227)     (16,668)
   Death benefits                                                        --      (17,070)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    644,887    5,335,768   1,729,338   5,451,045      248,245
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SFDI1        WFDI2       UNDM1        UNDM2       PNDM1

Operations

Investment income (loss) -- net                                      $6,051       $8,630       $(104)      $(937)    $(21,623)
Net realized gain (loss) on sales of investments                      4,137        1,445        (464)     (7,846)    (346,667)
Distributions from capital gains                                      2,914        6,210          13          79        2,779
Net change in unrealized appreciation
or depreciation of investments                                        4,940       16,042      (5,024)    (33,121)    (455,998)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            18,042       32,327      (5,579)    (41,825)    (821,509)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          100,599       41,907      33,505     227,137      637,544
Net transfers(1)                                                    (29,504)     637,757      12,797     170,038       12,005
Annuity payments                                                         --           --          --          --       (5,743)
Contract terminations:
   Surrender benefits and contract charges                         (100,454)     (40,156)        (87)     (4,429)    (131,662)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (29,359)     639,508      46,215     392,746      512,144
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     470,489      651,237      15,213      61,309    3,005,185
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $459,172   $1,323,072     $55,849    $412,230   $2,695,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              423,532      591,918      20,086      80,914    3,478,255
Contract purchase payments                                           87,534       37,363      54,096     368,230      827,292
Net transfers(1)                                                    (26,885)     561,602      21,294     262,435      (57,721)
Contract terminations:
   Surrender benefits and contract charges                          (87,280)     (35,584)       (118)     (7,276)    (185,235)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    396,901    1,155,299      95,358     704,303    4,062,591
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDM4         EGD        SNDM1        WNDM2     USVA1(2)

Operations

Investment income (loss) -- net                                     $(1,471)    $(41,131)   $(20,030)    $(4,697)        $(36)
Net realized gain (loss) on sales of investments                     (8,160)    (389,272)   (687,800)   (108,217)         140
Distributions from capital gains                                        133        4,843       2,132         437           54
Net change in unrealized appreciation
or depreciation of investments                                      (35,734)    (835,351)    129,507      12,018          132
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (45,232) $(1,260,911)   (576,191)   (100,459)         290
=============================================================================================================================

Contract transactions

Contract purchase payments                                          158,293       98,844     123,975      (3,991)      15,962
Net transfers(1)                                                    147,899       19,201    (118,031)   (167,430)          --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (10,100)    (351,159)   (323,036)    (25,212)         (80)
   Death benefits                                                        --      (31,761)    (55,418)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      296,092     (264,875)   (372,510)   (196,633)      15,882
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     145,315    5,370,338   2,139,128     493,837           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $396,175   $3,844,552  $1,190,427    $196,745      $16,172
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              193,128    4,236,699   2,896,006     700,758           --
Contract purchase payments                                          261,537       92,519     209,840      (5,747)      20,602
Net transfers(1)                                                    241,614      (43,333)   (387,824)   (291,564)          --
Contract terminations:
   Surrender benefits and contract charges                          (13,628)    (320,023)   (535,493)    (40,071)        (101)
   Death benefits                                                        --      (27,556)    (85,870)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    682,651    3,938,306   2,096,659     363,376       20,501
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USVA2(2)     WSVA6(4)    USVA4(2)     WSVA5(4)    WSVA8(5)

Operations

Investment income (loss) -- net                                        $(77)       $(108)       $(42)       $(77)         $(2)
Net realized gain (loss) on sales of investments                       (422)      (1,885)       (128)        (18)          (2)
Distributions from capital gains                                        187           84         103          91           13
Net change in unrealized appreciation
or depreciation of investments                                        1,468       (1,673)      1,188        (908)         (27)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,156       (3,582)      1,121        (912)         (18)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           49,529       10,597      25,485      24,983        3,215
Net transfers(1)                                                      2,164       14,944       8,745       3,421            5
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (352)        (172)        (89)       (168)        (138)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       51,341       25,369      34,141      28,236        3,082
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $52,497      $21,787     $35,262     $27,324       $3,064
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           64,272       13,967      33,463      30,481        3,340
Net transfers(1)                                                      2,745       13,798      11,427       4,316            5
Contract terminations:                                                   --
   Surrender benefits and contract charges                             (445)        (218)       (113)       (213)        (144)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     66,572       27,547      44,777      34,584        3,201
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA2(4)     UABA1(2)    UABA2(2)     UABA3(2)    UABA4(2)

Operations

Investment income (loss) -- net                                         $(2)       $(159)    $(1,321)      $(194)       $(853)
Net realized gain (loss) on sales of investments                        (36)         725        (327)       (103)        (426)
Distributions from capital gains                                          1           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (320)     (5,381)     (1,278)      (5,464)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (37)         246      (7,029)     (1,575)      (6,743)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              171       45,107     392,804      50,963      265,320
Net transfers(1)                                                         --       40,290     155,237      18,983      135,516
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (134)         (76)     (1,853)       (126)      (2,959)
   Death benefits                                                        --           --          --        (330)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           37       85,321     546,188      69,490      397,877
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--      $85,567    $539,159     $67,915     $391,134
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              171       60,323     510,183      65,544      344,172
Net transfers(1)                                                         --       52,695     203,461      24,791      176,604
Contract terminations:
   Surrender benefits and contract charges                             (171)        (101)     (2,366)       (167)      (3,982)
   Death benefits                                                        --           --          --        (499)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --      112,917     711,278      89,669      516,794
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WABA5(5)     WABA8(5)    UAAC1(3)     UAAC2(3)    UAAC3(3)

Operations

Investment income (loss) -- net                                        $(22)         $(1)        $(1)       $(71)         $(1)
Net realized gain (loss) on sales of investments                         19           --           2           6            3
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           49           --          --         343           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                46           (1)          1         278            2
=============================================================================================================================

Contract transactions

Contract purchase payments                                            8,031          116         212      23,998          250
Net transfers(1)                                                      2,274           17           6         713           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (136)        (115)       (213)       (213)        (252)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10,169           18           5      24,498           (2)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $10,215          $17          $6     $24,776          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            8,490          124         221      25,156          261
Net transfers(1)                                                      2,391           18           6         709           --
Contract terminations:
   Surrender benefits and contract charges                             (144)        (124)       (221)       (221)        (261)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     10,737           18           6      25,644           --
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAAC4(3)     WAAC5(6)    WAAC8(6)     UAAD1(2)    UAAD2(2)

Operations

Investment income (loss) -- net                                        $(64)         $--         $--        $(46)         $--
Net realized gain (loss) on sales of investments                         14           (3)         (5)         (4)         (24)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          153           --          --        (575)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               103           (3)         (5)       (625)         (24)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           16,212           20          22      19,715          100
Net transfers(1)                                                      2,495           --          --       3,754           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (315)         (17)        (17)        (76)         (76)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       18,392            3           5      23,393           24
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $18,495          $--         $--     $22,768          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           17,013           21          21      25,427          101
Net transfers(1)                                                      2,463           --          --       5,000           --
Contract terminations:
   Surrender benefits and contract charges                             (318)         (21)        (21)       (101)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     19,158           --          --      30,326           --
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAAD3(2)     UAAD4(2)    WAAD5(3)     WAAD8(3)      UGIP1

Operations

Investment income (loss) -- net                                         $(7)         $(4)        $(1)        $(1)     $(4,315)
Net realized gain (loss) on sales of investments                        (52)          (1)         (4)         (3)     (66,726)
Distributions from capital gains                                         --           --          --          --       25,556
Net change in unrealized appreciation
or depreciation of investments                                           59         (104)         --          --     (176,991)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                --         (109)         (5)         (4)    (222,476)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           19,254       12,767         174         135      399,060
Net transfers(1)                                                      2,129          572          --          --      230,474
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (121)         (76)       (169)       (131)     (28,751)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       21,262       13,263           5           4      600,783
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --      617,944
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $21,262      $13,154         $--         $--     $996,251
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --      640,320
Contract purchase payments                                           25,769       16,898         180         140      471,769
Net transfers(1)                                                      2,756          761          --          --      268,801
Contract terminations:
   Surrender benefits and contract charges                             (162)        (101)       (180)       (140)     (39,505)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     28,363       17,558          --          --    1,341,385
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIP2        UGIP3       UGIP4      WGIP5(3)    WGIP8(3)

Operations

Investment income (loss) -- net                                    $(28,345)    $(18,374)   $(53,153)        $(4)         $(3)
Net realized gain (loss) on sales of investments                   (132,036)    (113,008)   (167,787)          3           (4)
Distributions from capital gains                                    181,374       92,830     245,099          --           --
Net change in unrealized appreciation
or depreciation of investments                                   (1,496,513)    (724,984) (2,013,737)         37          (31)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                        (1,475,520)    (763,536) (1,989,578)         36          (38)
==============================================================================================================================

Contract transactions

Contract purchase payments                                        2,158,950      974,368   2,682,213       2,256          134
Net transfers(1)                                                  2,087,929      722,909   2,969,457          --        1,113
Annuity payments                                                         --         (728)         --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (115,136)     (87,965)   (150,734)       (172)        (133)
   Death benefits                                                   (20,119)     (39,241)    (15,537)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,111,624    1,569,343   5,485,399       2,084        1,114
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,468,811    2,074,879   4,531,354          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $6,104,915   $2,880,686  $8,027,175      $2,120       $1,076
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            3,600,756    2,151,801   4,721,969          --           --
Contract purchase payments                                        2,422,276    1,080,225   2,975,995       2,403          140
Net transfers(1)                                                  2,383,238      811,929   3,424,335          --        1,129
Contract terminations:
   Surrender benefits and contract charges                         (140,356)    (104,111)   (193,129)       (180)        (140)
   Death benefits                                                   (24,969)     (41,922)    (22,978)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,240,945    3,897,922  10,906,192       2,223        1,129
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UPRG1        UPRG2       UPRG3        UPRG4        EPP

Operations

Investment income (loss) -- net                                     $(4,614)    $(24,228)   $(14,032)   $(50,132)    $(22,130)
Net realized gain (loss) on sales of investments                    (33,298)    (186,086)   (122,300)   (172,796)    (334,494)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (138,350)    (681,360)   (321,239) (1,246,621)    (303,228)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (176,262)    (891,674)   (457,571) (1,469,549)    (659,852)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          154,892      407,761     144,120     794,843       36,239
Net transfers(1)                                                        769      325,533      56,723     422,461      (44,232)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (14,803)    (155,866)    (63,098)   (104,788)    (111,298)
   Death benefits                                                        --           --     (38,474)     (1,762)      (4,348)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      140,858      577,428      99,271   1,110,754     (123,639)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     484,925    2,307,840   1,267,770   3,781,643    2,021,153
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $449,521   $1,993,594    $909,470  $3,422,848   $1,237,662
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              740,893    3,530,935   1,944,137   5,808,378    2,573,940
Contract purchase payments                                          299,322      725,277     251,813   1,487,117       52,747
Net transfers(1)                                                     (9,596)     492,299      43,350     623,465     (127,654)
Contract terminations:
   Surrender benefits and contract charges                          (27,970)    (289,643)   (127,663)   (209,455)    (179,389)
   Death benefits                                                        --           --     (69,589)     (3,966)      (8,111)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,002,649    4,458,868   2,042,048   7,705,539    2,311,533
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SPGR1        UTEC1       UTEC2        UTEC3       UTEC4

Operations

Investment income (loss) -- net                                    $(58,017)     $(1,312)    $(6,209)    $(3,760)    $(12,249)
Net realized gain (loss) on sales of investments                 (1,456,601)      (8,851)   (130,785)    (74,599)    (144,052)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (85,773)     (66,039)   (211,155)   (104,528)    (386,642)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                        (1,600,391)     (76,202)   (348,149)   (182,887)    (542,943)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          (35,688)      (3,790)     53,705      32,249      135,130
Net transfers(1)                                                   (889,872)       7,132      70,792     (38,352)       8,563
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (427,128)      (3,816)    (35,032)     (2,906)     (24,917)
   Death benefits                                                   (66,829)          --          --     (11,812)      (7,035)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,419,517)        (474)     89,465     (20,821)     111,741
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,227,359      186,397     708,874     404,351    1,139,766
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $2,207,451     $109,721    $450,190    $200,643     $708,564
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            7,466,298      363,975   1,386,796     792,626    2,236,653
Contract purchase payments                                          (63,450)      (6,868)    143,341      76,065      313,395
Net transfers(1)                                                 (1,842,078)      25,956      87,723    (151,444)     (30,703)
Contract terminations:
   Surrender benefits and contract charges                         (816,177)     (11,217)    (88,141)     (8,080)     (75,250)
   Death benefits                                                  (113,788)          --          --     (24,716)     (20,769)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,630,805      371,846   1,529,719     684,451    2,423,326
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            ETC         STEC1     UEBC1(5)     UEBC2(5)    UEBC3(5)

Operations

Investment income (loss) -- net                                    $(13,523)    $(31,338)        $17        $198           $7
Net realized gain (loss) on sales of investments                   (513,023)  (1,580,064)         39         184           (5)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (52,248)     481,361        (383)     (1,596)        (328)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (578,794)  (1,130,041)       (327)     (1,214)        (326)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           15,753      376,137      11,790     159,202       18,933
Net transfers(1)                                                   (260,288)    (558,076)        394       5,543          896
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (83,605)    (813,030)       (158)     (1,131)        (163)
   Death benefits                                                   (15,945)     (62,344)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (344,085)  (1,057,313)     12,026     163,614       19,666
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,554,637    3,256,312          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $631,758   $1,068,958     $11,699    $162,400      $19,340
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,958,182    6,379,528          --          --           --
Contract purchase payments                                           26,658    1,301,538      11,989     165,163       19,979
Net transfers(1)                                                   (432,969)  (1,315,541)        396       5,654          908
Contract terminations:
   Surrender benefits and contract charges                         (137,960)  (2,549,766)       (165)     (1,140)        (671)
   Death benefits                                                   (26,887)    (160,589)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,387,024    3,655,170      12,220     169,677       20,216
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEBC4(5)     WEBC5(5)    WEBC8(5)     UECG1(5)    UECG2(5)

Operations

Investment income (loss) -- net                                         $71           $4          $3        $(53)       $(512)
Net realized gain (loss) on sales of investments                        (47)          11          (6)        259          120
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,619)        (191)       (135)        480        6,568
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (1,595)        (176)       (138)        686        6,176
=============================================================================================================================

Contract transactions

Contract purchase payments                                           83,487        7,806       3,556      30,393      259,041
Net transfers(1)                                                     21,283        1,612          17       5,678       21,172
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (182)        (138)       (137)       (156)      (1,112)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      104,588        9,280       3,436      35,915      279,101
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $102,993       $9,104      $3,298     $36,601     $285,277
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           86,049        8,017       3,581      32,589      277,948
Net transfers(1)                                                     21,873        1,651          17       5,896       22,015
Contract terminations:
   Surrender benefits and contract charges                             (190)        (144)       (144)       (163)      (1,153)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    107,732        9,524       3,454      38,322      298,810
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UECG3(5)     UECG4(5)    WECG5(5)     WECG8(5)    UECB1(5)

Operations

Investment income (loss) -- net                                        $(77)       $(413)       $(27)        $(6)      $2,442
Net realized gain (loss) on sales of investments                        (40)        (108)          4          (1)        (155)
Distributions from capital gains                                         --           --          --          --        1,386
Net change in unrealized appreciation
or depreciation of investments                                          380        1,851          15         (17)        (414)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               263        1,330          (8)        (24)       3,259
=============================================================================================================================

Contract transactions

Contract purchase payments                                           30,775      158,340      11,359       3,412      147,209
Net transfers(1)                                                      6,734       46,846       1,564          20      101,749
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (160)        (180)       (135)       (136)      (1,705)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37,349      205,006      12,788       3,296      247,253
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $37,612     $206,336     $12,780      $3,272     $250,512
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           32,453      167,301      11,895       3,556      143,286
Net transfers(1)                                                      7,135       49,254       1,649          21       99,390
Contract terminations:
   Surrender benefits and contract charges                             (168)        (188)       (141)       (142)      (1,664)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     39,420      216,367      13,403       3,435      241,012
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UECB2(5)     UECB3(5)    UECB4(5)     WECB5(5)    WECB8(5)

Operations

Investment income (loss) -- net                                      $9,818       $1,952      $8,065      $1,130          $--
Net realized gain (loss) on sales of investments                         90           41          11          (1)          --
Distributions from capital gains                                      5,182        1,160       3,789         680           --
Net change in unrealized appreciation
or depreciation of investments                                          399          211         635        (501)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            15,489        3,364      12,500       1,308           --
=============================================================================================================================

Contract transactions

Contract purchase payments                                          848,968      290,373     699,422      97,487           --
Net transfers(1)                                                     64,263       19,211      74,386      11,065           15
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,954)        (163)     (1,290)       (145)          --
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      911,277      309,421     772,518     108,407           15
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $926,766     $312,785    $785,018    $109,715          $15
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          830,944      283,068     685,101      95,078           --
Net transfers(1)                                                     62,965       18,768      72,527      10,796           15
Contract terminations:
   Surrender benefits and contract charges                           (1,909)        (652)     (1,264)       (140)          --
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    892,000      301,184     756,364     105,734           15
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEEI1(5)     UEEI2(5)    UEEI3(5)     UEEI4(5)    WEEI5(5)

Operations

Investment income (loss) -- net                                        $404       $4,614        $238      $1,969          $99
Net realized gain (loss) on sales of investments                         45          722         (12)        (47)          12
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,398)         392        (478)     (4,650)        (185)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (949)       5,728        (252)     (2,728)         (74)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           28,331      343,995      27,371     146,461        7,798
Net transfers(1)                                                      7,882       26,146       1,285      23,804        1,572
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (2,152)      (1,152)       (165)       (184)        (140)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       34,061      368,989      28,491     170,081        9,230
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $33,112     $374,717     $28,239    $167,353       $9,156
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           28,621      364,316      28,149     149,290        8,031
Net transfers(1)                                                      7,829       25,078       1,290      24,462        1,611
Contract terminations:
   Surrender benefits and contract charges                           (2,157)      (1,155)       (170)       (190)        (145)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     34,293      388,239      29,269     173,562        9,497
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEEI8(5)     UEFF1(5)    UEFF2(5)     UEFF3(5)    UEFF4(5)

Operations

Investment income (loss) -- net                                         $77         $158      $2,768        $165         $564
Net realized gain (loss) on sales of investments                         (4)         114         301          (1)          (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (496)        (225)        688         (63)        (883)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (423)          47       3,757         101         (325)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           20,311        8,142     124,543       7,347       26,180
Net transfers(1)                                                         17        1,608       3,610         517           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (137)        (152)       (142)       (142)        (142)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20,191        9,598     128,011       7,722       26,038
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $19,768       $9,645    $131,768      $7,823      $25,713
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           20,652        8,197     128,860       7,454       25,870
Net transfers(1)                                                         17        1,591       2,988         513           --
Contract terminations:
   Surrender benefits and contract charges                             (144)        (152)       (142)       (142)        (142)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,525        9,636     131,706       7,825       25,728
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEFF5(5)     WEFF8(5)    UEFD1(3)     UEFD2(3)    UEFD3(3)

Operations

Investment income (loss) -- net                                        $(45)          $3         $(1)        $(1)         $(1)
Net realized gain (loss) on sales of investments                      3,985            1          (1)         (1)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             3,940            4          (2)         (2)          (2)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           (3,798)         119         212         212          250
Net transfers(1)                                                         33           (1)         --          --           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (142)        (122)       (210)       (210)        (248)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (3,907)          (4)          2           2            2
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $33          $--         $--         $--          $--
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              142          122         220         220          260
Net transfers(1)                                                         33           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (142)        (122)       (220)       (220)        (260)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         33           --          --          --           --
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEFD4(3)     WEFD5(3)    WEFD8(3)     UEGO1(5)    UEGO2(5)

Operations

Investment income (loss) -- net                                         $(1)         $(1)        $(1)        $64         $924
Net realized gain (loss) on sales of investments                         (1)          (1)         --         (32)          90
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --          --        (323)      (3,203)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (2)          (2)         (1)       (291)      (2,189)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              212          173         135      11,757      161,267
Net transfers(1)                                                         --           --          --          50       18,894
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (210)        (171)       (134)       (150)      (1,089)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2            2           1      11,657      179,072
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--          $--         $--     $11,366     $176,883
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              220          180         140      12,448      173,051
Net transfers(1)                                                         --           --          --          53       20,165
Contract terminations:
   Surrender benefits and contract charges                             (220)        (180)       (140)       (164)      (1,153)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --           --          --      12,337      192,063
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGO3(5)     UEGO4(5)    WEGO5(5)     WEGO8(5)    UEGR1(5)

Operations

Investment income (loss) -- net                                         $96         $501         $37         $--         $(12)
Net realized gain (loss) on sales of investments                        (27)         (56)          4          (7)          99
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (642)      (2,528)       (273)         (1)         (36)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (573)      (2,083)       (232)         (8)          51
=============================================================================================================================

Contract transactions

Contract purchase payments                                           21,652       89,569       8,242         139        7,494
Net transfers(1)                                                        546       26,373       1,496          18          124
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (156)        (175)       (150)       (132)        (160)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       22,042      115,767       9,588          25        7,458
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $21,469     $113,684      $9,356         $17       $7,509
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           22,908       95,593       8,739         143        7,646
Net transfers(1)                                                        586       28,185       1,596          18          126
Contract terminations:
   Surrender benefits and contract charges                             (170)        (191)       (164)       (143)        (163)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     23,324      123,587      10,171          18        7,609
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGR2(5)     UEGR3(5)    UEGR4(5)     WEGR5(5)    WEGR8(5)

Operations

Investment income (loss) -- net                                       $(255)        $(26)       $(96)        $(9)         $(1)
Net realized gain (loss) on sales of investments                         28           --         (20)          8            5
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (591)         181         834          42            1
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (818)         155         718          41            5
=============================================================================================================================

Contract transactions

Contract purchase payments                                          169,386       25,138      35,188       2,958          136
Net transfers(1)                                                      2,547          273      10,148         665            7
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (603)        (162)       (170)       (140)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      171,330       25,249      45,166       3,483            2
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $170,512      $25,404     $45,884      $3,524           $7
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          170,830       25,662      36,388       3,039          143
Net transfers(1)                                                      2,655          270      10,332         680            7
Contract terminations:
   Surrender benefits and contract charges                             (605)        (165)       (173)       (143)        (143)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    172,880       25,767      46,547       3,576            7
=============================================================================================================================



See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEGW1(3)     UEGW2(3)    UEGW3(3)     UEGW4(3)    WEGW5(3)

Operations

Investment income (loss) -- net                                         $20         $317          $7         $13           $1
Net realized gain (loss) on sales of investments                        (84)          (9)         (5)          3           (2)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                            4         (286)         (8)         20           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (60)          22          (6)         36           (1)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            3,881       15,975         251         809          173
Net transfers(1)                                                       (804)      18,219         499         964           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (219)        (211)       (249)       (210)        (172)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2,858       33,983         501       1,563            1
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $2,798      $34,005        $495      $1,599          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            4,122       16,604         260         905          180
Net transfers(1)                                                       (980)      19,040         516         981           --
Contract terminations:
   Surrender benefits and contract charges                             (229)        (220)       (260)       (220)        (180)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      2,913       35,424         516       1,666           --
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEGW8(3)     UEHI1(5)    UEHI2(5)     UEHI3(5)    UEHI4(5)

Operations

Investment income (loss) -- net                                         $57       $2,337      $5,001      $1,870       $8,062
Net realized gain (loss) on sales of investments                         (3)         214          50           8           (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (365)         540      (1,249)       (685)       1,063
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (311)       3,091       3,802       1,193        9,119
=============================================================================================================================

Contract transactions

Contract purchase payments                                           20,310       95,383     183,435     136,035      328,212
Net transfers(1)                                                         --           90      23,490         545       10,348
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (134)        (145)     (1,373)       (157)        (185)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20,176       95,328     205,552     136,423      338,375
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $19,865      $98,419    $209,354    $137,616     $347,494
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           20,869       94,737     180,304     132,444      325,676
Net transfers(1)                                                         --          290      22,955         526       10,017
Contract terminations:
   Surrender benefits and contract charges                             (140)        (140)     (1,335)       (151)        (178)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,729       94,887     201,924     132,819      335,515
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WEHI5(5)     WEHI8(5)    UEIG1(5)     UEIG2(5)    UEIG3(5)

Operations

Investment income (loss) -- net                                      $2,378           $3        $396      $2,743         $440
Net realized gain (loss) on sales of investments                          2            2         (75)       (100)         (23)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          803           --        (623)     (2,379)        (646)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             3,183            5        (302)        264         (229)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           94,783          120      13,979     188,826       31,878
Net transfers(1)                                                      8,863           (1)     14,943      10,012        5,497
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (145)        (124)       (151)     (1,066)        (156)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      103,501           (5)     28,771     197,772       37,219
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $106,684          $--     $28,469    $198,036      $36,990
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           94,578          120      14,916     202,826       33,955
Net transfers(1)                                                      8,592           --      15,797      10,910        5,947
Contract terminations:
   Surrender benefits and contract charges                             (141)        (120)       (162)     (1,141)        (169)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    103,029           --      30,551     212,595       39,733
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEIG4(5)     WEIG5(5)    WEIG8(5)     UEMA1(5)    UEMA2(5)

Operations

Investment income (loss) -- net                                      $1,641         $130          $1        $(12)       $(110)
Net realized gain (loss) on sales of investments                       (102)          (1)        (10)         42           (3)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (2,344)        (162)         (1)       (142)         308
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (805)         (33)        (10)       (112)         195
=============================================================================================================================

Contract transactions

Contract purchase payments                                          108,042        9,642         141       7,082       59,204
Net transfers(1)                                                     27,893        1,381          15          --        2,387
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (175)        (150)       (131)       (156)        (584)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      135,760       10,873          25       6,926       61,007
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $134,955      $10,840         $15      $6,814      $61,202
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          115,326       10,329         142       7,308       62,319
Net transfers(1)                                                     29,910        1,485          16          --        2,455
Contract terminations:
   Surrender benefits and contract charges                             (189)        (163)       (142)       (164)        (600)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    145,047       11,651          16       7,144       64,174
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEMA3(5)     UEMA4(5)    WEMA5(5)     WEMA8(5)    UEOE1(5)

Operations

Investment income (loss) -- net                                        $(27)       $(143)        $(8)        $(1)       $(198)
Net realized gain (loss) on sales of investments                          5          (10)          2           1          330
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (11)      (1,798)        (35)         --         (306)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (33)      (1,951)        (41)         --         (174)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           10,125       68,361       2,966         137       22,334
Net transfers(1)                                                        261       13,166         633           8       61,120
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (158)        (161)       (137)       (138)        (159)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10,228       81,366       3,462           7       83,295
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $10,195      $79,415      $3,421          $7      $83,121
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           10,596       69,949       3,079         144       22,744
Net transfers(1)                                                        266       13,593         657           8       63,606
Contract terminations:
   Surrender benefits and contract charges                             (166)        (169)       (144)       (144)        (165)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     10,696       83,373       3,592           8       86,185
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEOE2(5)     UEOE3(5)    UEOE4(5)     WEOE5(5)    WEOE8(5)

Operations

Investment income (loss) -- net                                       $(624)       $(101)      $(478)       $(28)         $(5)
Net realized gain (loss) on sales of investments                         (6)         (14)        (65)         25          (11)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (6,476)        (918)    (12,048)       (411)        (197)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (7,106)      (1,033)    (12,591)       (414)        (213)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          303,336       36,894     246,809      11,938        2,986
Net transfers(1)                                                     43,356        5,088      31,784       1,591           20
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,132)        (165)       (198)       (140)        (139)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      345,560       41,817     278,395      13,389        2,867
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $338,454      $40,784    $265,804     $12,975       $2,654
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          308,298       37,951     244,194      12,018        2,884
Net transfers(1)                                                     43,893        5,127      32,000       1,602           19
Contract terminations:
   Surrender benefits and contract charges                           (1,123)        (761)       (206)       (146)        (144)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    351,068       42,317     275,988      13,474        2,759
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UESM1(5)     UESM2(5)    UESM3(5)     UESM4(5)    WESM5(5)

Operations

Investment income (loss) -- net                                        $(74)       $(370)       $(51)      $(324)         $(6)
Net realized gain (loss) on sales of investments                         67         (554)       (249)       (832)          (3)
Distributions from capital gains                                      1,175        6,786       1,970       6,774          130
Net change in unrealized appreciation
or depreciation of investments                                          379          496        (304)     (2,002)         (24)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,547        6,358       1,366       3,616           97
=============================================================================================================================

Contract transactions

Contract purchase payments                                           36,437      388,106     140,444     340,379        5,209
Net transfers(1)                                                     33,642       66,644       8,454      34,111        1,209
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (155)      (1,437)       (155)       (178)        (134)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       69,924      453,313     148,743     374,312        6,284
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $71,471     $459,671    $150,109    $377,928       $6,381
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           38,674      410,736     148,662     360,377        5,536
Net transfers(1)                                                     36,338       72,412       8,865      36,190        1,297
Contract terminations:
   Surrender benefits and contract charges                             (163)      (1,547)       (163)       (188)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     74,849      481,601     157,364     396,379        6,692
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WESM8(5)     UESE1(3)    UESE2(3)     UESE3(3)    UESE4(3)

Operations

Investment income (loss) -- net                                         $(3)         $(1)        $(6)        $(1)         $(3)
Net realized gain (loss) on sales of investments                         (2)           2           3           2           (4)
Distributions from capital gains                                         59           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (25)          --          33          --         (240)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                29            1          30           1         (247)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            2,396          212         212         250       12,878
Net transfers(1)                                                          7           --       2,924          --           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (133)        (213)       (212)       (251)        (212)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2,270           (1)      2,924          (1)      12,666
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $2,299          $--      $2,954         $--      $12,419
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            2,546          222         222         262       13,173
Net transfers(1)                                                          8           --       3,078          --           --
Contract terminations:
   Surrender benefits and contract charges                             (141)        (222)       (222)       (262)        (221)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      2,413           --       3,078          --       12,952
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WESE5(3)     WESE8(3)    UEST1(5)     UEST2(5)    UEST3(5)

Operations

Investment income (loss) -- net                                         $(1)         $(1)       $(50)     $6,904       $1,376
Net realized gain (loss) on sales of investments                          1            1        (909)         85            1
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --          --      (1,739)         112
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                --           --        (959)      5,250        1,489
=============================================================================================================================

Contract transactions

Contract purchase payments                                              173          135     299,976      83,243       75,068
Net transfers(1)                                                         --           --    (298,866)     60,320        3,366
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (173)        (135)       (151)       (151)        (151)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           --           --         959     143,412       78,283
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--          $--         $--    $148,662      $79,772
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              181          141     291,570      79,816       70,551
Net transfers(1)                                                         --           --    (291,431)     57,494        3,240
Contract terminations:
   Surrender benefits and contract charges                             (181)        (141)       (139)       (139)        (139)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --           --          --     137,171       73,652
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UEST4(5)     WEST5(5)    WEST8(5)     UFCO1(2)    UFCO2(2)

Operations

Investment income (loss) -- net                                      $4,664         $213          $6       $(301)     $(1,150)
Net realized gain (loss) on sales of investments                        590           (1)          3        (478)          38
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (853)         (27)         --      (3,097)      (4,572)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             4,401          185           9      (3,876)      (5,684)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          340,638        4,141         120     138,333      496,438
Net transfers(1)                                                      8,180           --          --      46,464      149,198
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,059)        (151)       (129)       (404)      (1,007)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      347,759        3,990          (9)    184,393      644,629
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $352,160       $4,175         $--    $180,517     $638,945
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          318,617        3,996         120     156,310      570,053
Net transfers(1)                                                      7,678           --          --      53,097      171,260
Contract terminations:
   Surrender benefits and contract charges                           (1,012)        (139)       (120)       (465)      (1,177)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    325,283        3,857          --     208,942      740,136
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFCO3(2)     UFCO4(2)    WFCO5(3)     WFCO8(3)    UFGR1(2)

Operations

Investment income (loss) -- net                                       $(169)       $(494)        $(7)        $(1)        $(43)
Net realized gain (loss) on sales of investments                         (1)          15          --          (1)          (8)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (478)      (2,110)         42          --         (867)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (648)      (2,589)         35          (2)        (918)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           86,186      276,993         175         175       13,649
Net transfers(1)                                                     14,141       66,184       8,076          --          724
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (204)         (87)       (173)       (173)         (76)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      100,123      343,090       8,078           2       14,297
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $99,475     $340,501      $8,113         $--      $13,379
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           99,177      319,009         179         179       17,050
Net transfers(1)                                                     16,383       76,083       8,370          --          956
Contract terminations:
   Surrender benefits and contract charges                             (237)        (101)       (179)       (179)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    115,323      394,991       8,370          --       17,905
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFGR2(2)     UFGR3(2)    UFGR4(2)     WFGR5(6)    WFGR8(6)

Operations

Investment income (loss) -- net                                       $(195)        $(27)      $(360)       $(35)         $--
Net realized gain (loss) on sales of investments                         (5)          (5)       (135)       (872)          (6)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (2,854)        (786)     (8,272)       (201)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (3,054)        (818)     (8,767)     (1,108)          (6)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           56,988       19,367      85,008      11,050           22
Net transfers(1)                                                     26,581        4,787       4,257          --           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (76)        (121)        (89)        (16)         (16)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       83,493       24,033      89,176      11,034            6
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $80,439      $23,215     $80,409      $9,926          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           72,805       24,948     102,501      13,675           21
Net transfers(1)                                                     35,014        6,330       5,463          --           --
Contract terminations:
   Surrender benefits and contract charges                             (101)        (162)       (118)        (21)         (21)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    107,718       31,116     107,846      13,654           --
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC1(2)     UFMC2(2)    WMDC6(7)     UFMC4(2)    WMDC5(7)

Operations

Investment income (loss) -- net                                       $(177)     $(1,321)    $(8,323)    $(1,160)     $(1,505)
Net realized gain (loss) on sales of investments                        (50)        (915)    (12,347)       (646)      (2,428)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          280        2,705    (146,333)     (1,195)     (20,709)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                53          469    (167,003)     (3,001)     (24,642)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           66,211      475,166     252,931     336,372       73,393
Net transfers(1)                                                     14,437      181,200     734,591      95,011       87,964
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,107)      (1,378)     (9,607)     (2,762)        (509)
   Death benefits                                                        --           --        (355)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       79,541      654,988     977,560     428,621      160,848
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     555,738          --       99,826
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $79,594     $655,457  $1,366,295    $425,620     $236,032
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --     522,139          --       93,943
Contract purchase payments                                           77,992      558,560     249,600     395,083       72,258
Net transfers(1)                                                     17,098      215,714     684,000     113,150       84,663
Contract terminations:
   Surrender benefits and contract charges                           (1,306)      (1,641)     (9,852)     (5,701)        (536)
   Death benefits                                                        --           --        (410)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     93,784      772,633   1,445,477     502,532      250,328
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WMDC8(6)     WMDC2(7)    UVAS1(2)     UVAS2(2)      PVAS1

Operations

Investment income (loss) -- net                                        $(25)       $(395)       $(24)      $(284)       $(185)
Net realized gain (loss) on sales of investments                         --          192           6        (639)        (452)
Distributions from capital gains                                         --           --           1           1          366
Net change in unrealized appreciation
or depreciation of investments                                           23       (4,282)        201       2,055       (2,315)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (2)      (4,485)        184       1,133       (2,586)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           24,450          (18)      4,194      64,119       31,418
Net transfers(1)                                                          7       35,827      15,181      36,624       29,334
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (18)         (38)       (353)        (48)        (467)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       24,439       35,771      19,022     100,695       60,285
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --        8,315          --          --        2,916
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $24,437      $39,601     $19,206    $101,828      $60,615
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --        7,839          --          --        2,015
Contract purchase payments                                           27,402           --       5,279      80,922       23,767
Net transfers(1)                                                          8       34,385      19,176      46,554       21,317
Contract terminations:
   Surrender benefits and contract charges                              (21)         (42)       (439)        (60)        (313)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     27,389       42,182      24,016     127,416       46,786
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVAS4(2)     WVAS5(6)    WVAS8(6)     WVAS2(4)      UMSS1

Operations

Investment income (loss) -- net                                       $(132)       $(162)       $(73)       $(11)       $(906)
Net realized gain (loss) on sales of investments                       (172)        (804)    (14,162)          1      (16,102)
Distributions from capital gains                                          1          529         999           4        7,174
Net change in unrealized appreciation
or depreciation of investments                                          457       (2,821)         --          31      (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               154       (3,258)    (13,236)         25      (55,458)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,338       24,182      43,545         171      528,400
Net transfers(1)                                                     27,453       28,081     (30,291)      3,172      242,677
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (52)        (546)        (18)       (135)     (24,633)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       48,739       51,717      13,236       3,208      746,444
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --       71,298
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $48,893      $48,459         $--      $3,233     $762,284
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --       61,488
Contract purchase payments                                           26,232       23,922      39,874         172      483,766
Net transfers(1)                                                     35,133       31,890     (39,853)      4,082      232,459
Contract terminations:
   Surrender benefits and contract charges                              (66)        (631)        (21)       (172)     (24,862)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     61,299       55,181          --       4,082      752,851
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Operations

Investment income (loss) -- net                                     $(7,717)     $(5,445)   $(17,851)    $(3,952)     $(2,214)
Net realized gain (loss) on sales of investments                    (18,132)     (22,249)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (620,840)    (246,640)   (693,080)   (152,631)    (258,526)
==============================================================================================================================

Contract transactions

Contract purchase payments                                        2,705,068    1,199,516   2,756,558     220,117      181,458
Net transfers(1)                                                  2,277,487    1,338,861   2,783,378     367,398      511,276
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (135,217)     (31,289)    (78,543)    (69,009)    (239,302)
   Death benefits                                                   (19,498)     (20,935)     (5,777)     (3,193)     (37,229)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,827,840    2,486,153   5,455,616     515,313      416,203
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,529,647      307,457   1,584,855     673,880      593,143
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,321,211      251,581   1,373,613     546,335      472,993
Contract purchase payments                                        2,428,846    1,017,354   2,482,792     188,072      150,076
Net transfers(1)                                                  2,077,583    1,171,066   2,550,072     292,629      302,264
Contract terminations:
   Surrender benefits and contract charges                         (128,243)     (29,926)    (74,095)    (57,595)    (202,035)
   Death benefits                                                   (18,568)     (16,993)     (5,803)     (3,048)     (32,829)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             WMSS2        UINT1       UINT2        UINT3       UINT4

Operations

Investment income (loss) -- net                                       $(727)      $1,265      $6,586      $2,196      $10,097
Net realized gain (loss) on sales of investments                       (138)     (13,624)    (44,376)     (8,311)    (149,746)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)     (53,960)   (253,827)   (120,222)    (268,932)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (11,140)     (66,319)   (291,617)   (126,337)    (408,581)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            1,322      139,939     449,788     176,711      798,509
Net transfers(1)                                                     87,148       13,138     533,774     121,591        5,636
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (242)     (11,301)    (39,939)    (17,796)    (117,450)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       88,228      141,776     943,623     280,506      686,695
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      47,990      274,624     749,772     433,473    1,327,193
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $125,078     $350,081  $1,401,778    $587,642   $1,605,307
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                               41,027      324,353     887,194     514,024    1,576,124
Contract purchase payments                                            1,447      186,207     554,162     220,423      961,450
Net transfers(1)                                                     80,980       16,396     668,731     158,302      (12,961)
Contract terminations:
   Surrender benefits and contract charges                             (227)     (14,160)    (51,528)    (26,375)    (151,774)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    123,227      512,796   2,058,559     866,374    2,372,839
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WINT5(6)     WINT8(6)      UNDS1        UNDS2       PSND1

Operations

Investment income (loss) -- net                                      $3,528       $9,485       $(985)    $(3,764)     $(3,170)
Net realized gain (loss) on sales of investments                    (59,609)    (124,459)     (3,088)    (17,139)     (14,770)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (30,417)     (51,137)    (34,952)   (118,154)     (88,069)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (86,498)    (166,111)    (39,025)   (139,057)    (106,009)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            7,718        7,250      20,516     138,363       86,104
Net transfers(1)                                                    372,022      592,920      21,897      74,889       42,154
Annuity payments                                                         --           --          --          --         (429)
Contract terminations:
   Surrender benefits and contract charges                          (52,974)    (125,213)     (6,415)    (11,035)      (5,357)
   Death benefits                                                        --      (32,755)         --          --      (14,548)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      326,766      442,202      35,998     202,217      107,924
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     108,643     299,578      258,449
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $240,268     $276,091    $105,616    $362,738     $260,364
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --     114,771     316,914      293,016
Contract purchase payments                                            7,301        8,093      30,429     180,119      119,137
Net transfers(1)                                                    338,342      494,622      29,525      87,603       55,066
Contract terminations:
   Surrender benefits and contract charges                          (59,162)    (138,995)     (9,496)    (15,737)      (7,726)
   Death benefits                                                        --      (33,563)         --          --      (18,183)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    286,481      330,157     165,229     568,899      441,310
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDS4      WSND5(6)    WSND8(6)       UTRS1       UTRS2

Operations

Investment income (loss) -- net                                     $(7,101)        $(46)        $--      $4,696      $21,285
Net realized gain (loss) on sales of investments                    (44,182)         (27)         (6)    (14,769)     (54,955)
Distributions from capital gains                                         --           --          --      13,568       74,158
Net change in unrealized appreciation
or depreciation of investments                                     (173,855)      (1,201)         --     (64,722)    (511,635)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (225,138)      (1,274)         (6)    (61,227)    (471,147)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          279,222       16,117          21     264,869    2,783,504
Net transfers(1)                                                     69,712           --          --     663,963    2,068,268
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (24,876)         (15)        (15)    (43,249)    (237,649)
   Death benefits                                                        --           --          --     (59,370)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      324,058       16,102           6     826,213    4,614,123
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     428,041           --          --     875,489    3,794,238
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $526,961      $14,828         $--  $1,640,475   $7,937,214
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              454,426           --          --     792,426    3,439,804
Contract purchase payments                                          335,279       20,228          21     256,297    2,564,696
Net transfers(1)                                                     78,680           --          --     631,613    1,905,869
Contract terminations:
   Surrender benefits and contract charges                          (36,573)         (21)        (21)    (42,205)    (223,735)
   Death benefits                                                        --           --          --     (53,466)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    831,812       20,207          --   1,584,665    7,686,634
=============================================================================================================================


See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           PSTR1        UTRS4     WSTR5(6)     WSTR8(6)    USUT1(2)

Operations

Investment income (loss) -- net                                      $5,329       $7,368         $(6)       $(18)         $--
Net realized gain (loss) on sales of investments                    (42,737)     (65,218)         --           1            1
Distributions from capital gains                                     37,165       78,991          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (246,193)    (539,230)         (8)         94            7
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (246,436)    (518,089)        (14)         77            8
=============================================================================================================================

Contract transactions

Contract purchase payments                                        1,416,054    3,039,700      10,151       5,074           60
Net transfers(1)                                                  1,186,244    2,676,392          --          --          313
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (143,608)    (166,346)        (20)        (19)         (52)
   Death benefits                                                  (292,816)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,165,874    5,549,746      10,131       5,055          321
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,953,153    3,838,689          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $3,872,591   $8,870,346     $10,117      $5,132         $329
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,861,342    3,493,459      10,933          --           --
Contract purchase payments                                        1,362,473    2,824,389          --       5,564           60
Net transfers(1)                                                  1,170,795    2,486,331         (21)         --          376
Contract terminations:
   Surrender benefits and contract charges                         (146,056)    (157,956)         --         (21)         (60)
   Death benefits                                                  (299,941)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,948,613    8,646,223      10,912       5,543          376
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USUT2(2)       PSUT1     USUT4(2)     WSUT5(6)    WSUT8(6)

Operations

Investment income (loss) -- net                                        $(22)      $1,098         $(9)       $(35)         $--
Net realized gain (loss) on sales of investments                        (20)      (1,829)         (6)         (3)          (4)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          365      (26,186)        215        (279)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               323      (26,917)        200        (317)          (4)
==============================================================================================================================

Contract transactions

Contract purchase payments                                               60        3,006          61       5,032           21
Net transfers(1)                                                     19,467       49,370       4,431          33           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (52)        (788)        (52)        (18)         (17)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       19,475       51,588       4,440       5,047            4
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       94,753          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $19,798     $119,424      $4,640      $4,730          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      126,281          --          --           --
Contract purchase payments                                               60        4,710          60       5,538           21
Net transfers(1)                                                     22,636       79,495       5,315          40           --
Contract terminations:
   Surrender benefits and contract charges                              (60)      (1,401)        (60)        (21)         (21)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     22,636      209,085       5,315       5,557           --
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOCA1(2)     UOCA2(2)    UOCA3(2)     UOCA4(2)    WOCA5(3)

Operations

Investment income (loss) -- net                                         $(9)       $(323)      $(123)      $(393)         $(1)
Net realized gain (loss) on sales of investments                         (2)          44        (198)         14            1
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (143)       1,936      (1,234)      1,569            1
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (154)       1,657      (1,555)      1,190            1
=============================================================================================================================

Contract transactions

Contract purchase payments                                            3,109       84,837      20,481      55,893          172
Net transfers(1)                                                      4,058       25,782      11,584      70,604           43
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (79)      (1,610)       (126)       (315)        (174)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7,088      109,009      31,939     126,182           41
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $6,934     $110,666     $30,384    $127,372          $42
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            3,965      110,706      24,700      72,682          181
Net transfers(1)                                                      4,976       32,503      14,264      90,528           43
Contract terminations:
   Surrender benefits and contract charges                             (101)      (2,008)       (162)       (395)        (181)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      8,840      141,201      38,802     162,815           43
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOCA8(3)     UOGS1(2)    UOGS2(2)     WOGS6(4)    UOGS4(2)

Operations

Investment income (loss) -- net                                         $(1)        $(29)      $(155)      $(473)       $(129)
Net realized gain (loss) on sales of investments                          2           (2)       (167)       (340)        (495)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (532)     (4,038)    (13,091)      (2,130)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                 1         (563)     (4,360)    (13,904)      (2,754)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              134       19,214      63,562       4,371       38,587
Net transfers(1)                                                         --          444      35,462     158,939        7,200
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (135)         (46)        (46)     (2,588)         (66)
   Death benefits                                                        --           --          --        (173)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (1)      19,612      98,978     160,549       45,721
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--      $19,049     $94,618    $146,645      $42,967
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              141       24,307      78,142       5,605       47,014
Net transfers(1)                                                         --          570      45,232     187,541        9,169
Contract terminations:
   Surrender benefits and contract charges                             (141)         (61)        (61)     (3,207)         (85)
   Death benefits                                                        --           --          --        (237)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --       24,816     123,313     189,702       56,098
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOGS5(4)     WOGS8(3)    WOGS2(4)     UOSM1(2)    UOSM2(2)

Operations

Investment income (loss) -- net                                        $(28)         $(5)        $(2)       $(60)       $(254)
Net realized gain (loss) on sales of investments                       (174)          (2)        (39)        (85)        (108)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (106)        (114)         --      (1,469)      (1,371)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (308)        (121)        (41)     (1,614)      (1,733)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              214        8,205         171      27,586      103,407
Net transfers(1)                                                      9,573           --          --         406       57,082
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (164)        (130)       (130)        (80)        (503)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        9,623        8,075          41      27,912      159,986
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $9,315       $7,954         $--     $26,298     $158,253
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              214        8,737         171      32,457      129,268
Net transfers(1)                                                     12,062           --          --         742       70,650
Contract terminations:
   Surrender benefits and contract charges                             (214)        (140)       (171)       (101)        (619)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     12,062        8,597          --      33,098      199,299
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOSM3(2)     UOSM4(2)    WOSM5(5)     WOSM8(5)    USTB1(2)

Operations

Investment income (loss) -- net                                       $(122)       $(184)        $(7)        $(7)        $(52)
Net realized gain (loss) on sales of investments                        (21)         (68)         (1)         --            4
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,411)      (1,934)        (45)       (185)       1,047
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (1,554)      (2,186)        (53)       (192)         999
=============================================================================================================================

Contract transactions

Contract purchase payments                                           48,155       47,011       3,149      12,105       27,936
Net transfers(1)                                                      5,194       23,937         340           5       11,778
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (129)         (89)         --          --       (1,402)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       53,220       70,859       3,489      12,110       38,312
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $51,666      $68,673      $3,436     $11,918      $39,311
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           58,773       56,681       3,257      12,524       27,663
Net transfers(1)                                                      6,446       30,075         352           5       11,659
Contract terminations:
   Surrender benefits and contract charges                             (163)        (113)         --          --       (1,375)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     65,056       86,643       3,609      12,529       37,947
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USTB2(2)     WSTB6(4)    USTB4(2)     WSTB5(4)    WSTB8(3)

Operations

Investment income (loss) -- net                                       $(438)     $(1,215)      $(582)       $(15)         $(1)
Net realized gain (loss) on sales of investments                         15          (37)        189          --            5
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        6,195        9,431       6,034         228           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             5,772        8,179       5,641         213            4
=============================================================================================================================

Contract transactions

Contract purchase payments                                           61,871      123,071     135,873       7,296          141
Net transfers(1)                                                     99,196       89,747      12,140       3,094           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (229)      (2,200)       (958)       (220)        (145)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      160,838      210,618     147,055      10,170           (4)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $166,610     $218,797    $152,696     $10,383          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           62,246      124,232     136,548       7,224          140
Net transfers(1)                                                     98,895       90,111      12,118       3,066           --
Contract terminations:
   Surrender benefits and contract charges                             (225)      (2,206)       (958)       (214)        (140)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    160,916      212,137     147,708      10,076           --
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSTB2(4)       UGIN1       UGIN2        PGIN1       UGIN4

Operations

Investment income (loss) -- net                                         $(2)      $1,931      $4,391      $1,557         $(90)
Net realized gain (loss) on sales of investments                          6       (7,872)    (44,613)    (22,418)     (68,608)
Distributions from capital gains                                         --        1,709       7,718       6,047        6,986
Net change in unrealized appreciation
or depreciation of investments                                           --      (40,127)   (318,775)   (260,254)    (280,175)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                 4      (44,359)   (351,279)   (275,068)    (341,887)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              171       35,088     476,644     259,527      486,540
Net transfers(1)                                                         --       72,382     362,061     365,466      285,153
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (175)     (10,829)    (64,035)    (58,797)     (42,460)
   Death benefits                                                        --      (36,033)         --      (1,867)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (4)      60,608     774,670     564,329      729,233
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      284,555   1,152,706     918,483    1,091,044
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--     $300,804  $1,576,097  $1,207,744   $1,478,390
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      287,498   1,166,067     963,282    1,108,568
Contract purchase payments                                              171       44,905     518,427     276,222      521,827
Net transfers(1)                                                         --       95,980     377,691     416,472      300,598
Contract terminations:
   Surrender benefits and contract charges                             (171)     (12,275)    (71,596)    (71,012)     (51,626)
   Death benefits                                                        --      (37,289)         --      (1,940)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --      378,819   1,990,589   1,583,024    1,879,367
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EPG       WGIN8(6)    UHSC1(3)     UHSC2(3)    WHSC6(4)

Operations

Investment income (loss) -- net                                     $12,322          $--         $(1)       $(32)       $(331)
Net realized gain (loss) on sales of investments                   (311,325)          (5)          3          (5)        (995)
Distributions from capital gains                                     37,305           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                   (1,192,262)          --          --        (443)      (6,207)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                        (1,453,960)          (5)          2        (480)      (7,533)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          191,471           21         211      26,729          216
Net transfers(1)                                                   (152,377)          --          --       4,033       53,494
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (517,009)         (16)       (213)       (214)      (2,253)
   Death benefits                                                   (66,793)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (544,708)           5          (2)     30,548       51,457
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,289,538           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $5,290,870          $--         $--     $30,068      $43,924
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            6,280,095           --          --          --           --
Contract purchase payments                                          176,604           21         220      26,999          214
Net transfers(1)                                                   (179,283)          --          --       4,049       54,837
Contract terminations:
   Surrender benefits and contract charges                         (504,699)         (21)       (220)       (220)      (2,640)
   Death benefits                                                   (66,372)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,706,345           --          --      30,828       52,411
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UHSC4(3)     WHSC5(4)    WHSC8(3)     WHSC2(4)    UIGR1(2)

Operations

Investment income (loss) -- net                                         $(6)        $(33)        $(1)      $(178)        $(58)
Net realized gain (loss) on sales of investments                         (2)        (132)          2         (11)        (168)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (17)        (174)         --      (1,004)        (727)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (25)        (339)          1      (1,193)        (953)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            7,211          214         134      11,780       27,087
Net transfers(1)                                                         --       10,541          --      17,239          155
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (213)        (176)       (135)       (141)         (47)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        6,998       10,579          (1)     28,878       27,195
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $6,973      $10,240         $--     $27,685      $26,242
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            7,375          212         140      12,981       32,921
Net transfers(1)                                                         --       12,234          --      20,317          105
Contract terminations:
   Surrender benefits and contract charges                             (220)        (212)       (140)       (169)         (60)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      7,155       12,234          --      33,129       32,966
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR2(2)       PIGR1     UIGR4(2)        EPL      WIGR8(6)

Operations

Investment income (loss) -- net                                       $(666)    $(16,600)      $(983)    $(7,996)         $(9)
Net realized gain (loss) on sales of investments                       (500)    (268,143)       (830)   (206,293)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          858     (548,102)      1,737    (102,127)        (150)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (308)    (832,845)        (76)   (316,416)        (160)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          278,624      493,290     364,747     147,833        5,869
Net transfers(1)                                                     69,887     (151,461)     67,101      62,726           17
Annuity payments                                                         --       (1,800)         --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,503)    (102,187)        (72)   (107,086)         (17)
   Death benefits                                                        --      (12,196)         --     (37,057)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      347,008      225,646     431,776      66,416        5,869
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --    4,269,371          --   1,651,442           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $346,700   $3,662,172    $431,700  $1,401,442       $5,709
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --    4,730,889          --   1,775,441           --
Contract purchase payments                                          350,350      612,600     458,849     177,170        6,746
Net transfers(1)                                                     87,378     (200,488)     84,788      73,923           20
Contract terminations:
   Surrender benefits and contract charges                           (1,918)    (132,342)        (92)   (125,002)         (21)
   Death benefits                                                        --      (16,573)         --     (45,623)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    435,810    4,994,086     543,545   1,855,909        6,745
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WIGR2      UVCP1(3)    UVCP2(3)     UVCP3(3)    UVCP4(3)

Operations

Investment income (loss) -- net                                     $(3,212)         $(1)      $(350)      $(283)       $(286)
Net realized gain (loss) on sales of investments                    (58,061)          (2)         84        (125)        (620)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (25,244)         (10)      2,905      11,705        4,273
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (86,517)         (13)      2,639      11,297        3,367
=============================================================================================================================

Contract transactions

Contract purchase payments                                             (641)         231     194,439     155,412      146,153
Net transfers(1)                                                     12,227        1,068       2,156      15,471       16,865
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (18,610)        (236)       (240)       (235)        (235)
   Death benefits                                                   (18,305)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (25,329)       1,063     196,355     170,648      162,783
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     427,111           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $315,265       $1,050    $198,994    $181,945     $166,150
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              729,923           --          --          --           --
Contract purchase payments                                           (1,279)         241     200,979     170,030      152,100
Net transfers(1)                                                     14,455        1,069       2,089      15,843       17,635
Contract terminations:
   Surrender benefits and contract charges                          (35,206)        (241)       (244)       (241)        (240)
   Death benefits                                                   (42,386)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    665,507        1,069     202,824     185,632      169,495
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WVCP5(3)     WVCP8(3)    UVGI1(3)     UVGI2(3)    UVGI3(3)

Operations

Investment income (loss) -- net                                         $(1)         $(4)        $(2)       $(47)         $(8)
Net realized gain (loss) on sales of investments                          4           (6)         --        (299)           1
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (116)         --      (1,020)          77
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                 3         (126)         (2)     (1,366)          70
=============================================================================================================================

Contract transactions

Contract purchase payments                                              173        2,984         212      43,968          231
Net transfers(1)                                                         --           --       1,613      (1,094)       4,115
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (176)        (138)       (211)       (211)        (230)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (3)       2,846       1,614      42,663        4,116
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--       $2,720      $1,612     $41,297       $4,186
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              180        2,917         220      44,471          240
Net transfers(1)                                                         --           --       1,673      (1,351)       4,341
Contract terminations:
   Surrender benefits and contract charges                             (180)        (140)       (220)       (220)        (240)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --        2,777       1,673      42,900        4,341
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVGI4(3)     WVGI5(3)    WVGI8(3)     UVRE1(3)    UVRE2(3)

Operations

Investment income (loss) -- net                                       $(167)         $(1)        $(1)         $6       $1,651
Net realized gain (loss) on sales of investments                         43           --          --         (17)          (8)
Distributions from capital gains                                         --           --          --           4          940
Net change in unrealized appreciation
or depreciation of investments                                        1,382           --          --          --       (2,000)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,258           (1)         (1)         (7)         583
=============================================================================================================================

Contract transactions

Contract purchase payments                                           60,031          174         135         218       51,738
Net transfers(1)                                                     10,552           --          --          --        2,781
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (846)        (173)       (134)       (211)        (210)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       69,737            1           1           7       54,309
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $70,995          $--         $--         $--      $54,892
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           63,676          180         140         219       54,410
Net transfers(1)                                                     11,010           --          --          --        2,936
Contract terminations:
   Surrender benefits and contract charges                             (873)        (180)       (140)       (219)        (219)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     73,813           --          --          --       57,127
=============================================================================================================================

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------


Statements of Changes in Net Assets (Unaudited)
                                                                                  Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UVRE3(3)     UVRE4(3)    WVRE5(3)     WVRE8(3)

Operations

Investment income (loss) -- net                                          $5          $42         $48          $4
Net realized gain (loss) on sales of investments                        (17)          (5)         (4)        (11)
Distributions from capital gains                                          4           25          28           2
Net change in unrealized appreciation
or depreciation of investments                                           --          (29)        (31)         --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (8)          33          41          (5)
=================================================================================================================

Contract transactions

Contract purchase payments                                              218          509       1,569         138
Net transfers(1)                                                         --          890          --          --
Annuity payments                                                         --           --          --          --
Contract terminations:
   Surrender benefits and contract charges                             (210)        (210)       (172)       (133)
   Death benefits                                                        --           --          --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            8        1,189       1,397           5
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--       $1,222      $1,438         $--
=================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --
Contract purchase payments                                              219          546       1,677         139
Net transfers(1)                                                         --          945          --          --
Contract terminations:
   Surrender benefits and contract charges                             (219)        (219)       (179)       (139)
   Death benefits                                                        --           --          --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --        1,272       1,498          --
================================================================================================================

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period August 30, 2002  (commencement  of  operations)  to Dec. 31,
     2002.

(4)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(5)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(6)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(7)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

Evergreen New Solutions Variable Annuity

     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

Subaccount  Investment                                                   Shares
-------------------------------------------------------------------------------
UBND1    AXP(R) Variable Portfolio - Bond Fund                            6,255
UBND2    AXP(R) Variable Portfolio - Bond Fund                           21,248
PBND1    AXP(R) Variable Portfolio - Bond Fund                           19,723
UBND4    AXP(R) Variable Portfolio - Bond Fund                           30,371
ESI      AXP(R) Variable Portfolio - Bond Fund                        1,056,976
SBND1    AXP(R) Variable Portfolio - Bond Fund                           96,593
-------------------------------------------------------------------------------
UCMG1    AXP(R) Variable Portfolio - Cash Management Fund               737,700
UCMG2    AXP(R) Variable Portfolio - Cash Management Fund             2,966,480
PCMG1    AXP(R) Variable Portfolio - Cash Management Fund             2,708,469
UCMG4    AXP(R) Variable Portfolio - Cash Management Fund             3,316,848
EMS      AXP(R) Variable Portfolio - Cash Management Fund            10,778,772
SCMG1    AXP(R) Variable Portfolio -- Cash Management Fund           13,421,219
-------------------------------------------------------------------------------
UDEI1    AXP(R) Variable Portfolio - Diversified Equity Income Fund       2,539
UDEI2    AXP(R) Variable Portfolio - Diversified Equity Income Fund      18,219
PDEI1    AXP(R) Variable Portfolio - Diversified Equity Income Fund      53,876
UDEI4    AXP(R) Variable Portfolio - Diversified Equity Income Fund      30,045
WDEI5    AXP(R) Variable Portfolio - Diversified Equity Income Fund      24,884
SDEI1    AXP(R) Variable Portfolio - Diversified Equity Income Fund      26,374
WDEI2    AXP(R) Variable Portfolio - Diversified Equity Income Fund       3,856
-------------------------------------------------------------------------------
UESL1    AXP(R) Variable Portfolio - Equity Select Fund                      33
UESL2    AXP(R) Variable Portfolio - Equity Select Fund                   1,019
UESL3    AXP(R) Variable Portfolio - Equity Select Fund                      --
UESL4    AXP(R) Variable Portfolio - Equity Select Fund                      --
WESL5    AXP(R) Variable Portfolio - Equity Select Fund                      --
WESL8    AXP(R) Variable Portfolio - Equity Select Fund                      --
-------------------------------------------------------------------------------
UFIF1    AXP(R) Variable Portfolio - Federal Income Fund                 70,943
UFIF2    AXP(R) Variable Portfolio - Federal Income Fund                581,965
UFIF3    AXP(R) Variable Portfolio - Federal Income Fund                190,244
UFIF4    AXP(R) Variable Portfolio - Federal Income Fund                597,897
WFDI5    AXP(R) Variable Portfolio - Federal Income Fund                 27,218
SFDI1    AXP(R) Variable Portfolio - Federal Income Fund                 49,828
WFDI2    AXP(R) Variable Portfolio - Federal Income Fund                125,000
-------------------------------------------------------------------------------
UNDM1    AXP(R) Variable Portfolio - New Dimensions Fund(R)               4,509
UNDM2    AXP(R) Variable Portfolio - New Dimensions Fund(R)              33,194
PNDM1    AXP(R) Variable Portfolio - New Dimensions Fund(R)             219,701
UNDM4    AXP(R) Variable Portfolio - New Dimensions Fund(R)              31,536
EGD      AXP(R) Variable Portfolio - New Dimensions Fund(R)             309,652
SNDM1    AXP(R) Variable Portfolio - New Dimensions Fund(R)              96,178
WNDM2    AXP(R) Variable Portfolio - New Dimensions Fund(R)              15,893
-------------------------------------------------------------------------------
USVA1    AXP(R) Variable Portfolio - Partners Small Cap Value Fund        1,727
USVA2    AXP(R) Variable Portfolio - Partners Small Cap Value Fund        5,603
WSVA6    AXP(R) Variable Portfolio - Partners Small Cap Value Fund        2,328
USVA4    AXP(R) Variable Portfolio - Partners Small Cap Value Fund        3,710
WSVA5    AXP(R) Variable Portfolio - Partners Small Cap Value Fund        2,600
WSVA8    AXP(R) Variable Portfolio - Partners Small Cap Value Fund          327
WSVA2    AXP(R) Variable Portfolio - Partners Small Cap Value Fund           --
-------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount  Investment                                                  Shares
-------------------------------------------------------------------------------
UABA1       AIM V.I. Basic Value Fund, Series II Shares                 10,750
UABA2       AIM V.I. Basic Value Fund, Series II Shares                 67,734
UABA3       AIM V.I. Basic Value Fund, Series II Shares                  8,532
UABA4       AIM V.I. Basic Value Fund, Series II Shares                 49,137
WABA5       AIM V.I. Basic Value Fund, Series II Shares                  1,283
WABA8       AIM V.I. Basic Value Fund, Series II Shares                      2
--------------------------------------------------------------------------------
UAAC1       AIM V.I. Capital Appreciation Fund, Series II Shares            --
UAAC2       AIM V.I. Capital Appreciation Fund, Series II Shares         1,513
UAAC3       AIM V.I. Capital Appreciation Fund, Series II Shares            --
UAAC4       AIM V.I. Capital Appreciation Fund, Series II Shares         1,129
WAAC5       AIM V.I. Capital Appreciation Fund, Series II Shares            --
WAAC8       AIM V.I. Capital Appreciation Fund, Series II Shares            --
--------------------------------------------------------------------------------
UAAD1       AIM V.I. Capital Development Fund, Series II Shares          2,433
UAAD2       AIM V.I. Capital Development Fund, Series II Shares             --
UAAD3       AIM V.I. Capital Development Fund, Series II Shares          2,272
UAAD4       AIM V.I. Capital Development Fund, Series II Shares          1,405
WAAD5       AIM V.I. Capital Development Fund, Series II Shares             --
WAAD8       AIM V.I. Capital Development Fund, Series II Shares             --
--------------------------------------------------------------------------------
UGIP1       Alliance VP Growth and Income Portfolio (Class B)           60,415
UGIP2       Alliance VP Growth and Income Portfolio (Class B)          370,219
UGIP3       Alliance VP Growth and Income Portfolio (Class B)          174,693
UGIP4       Alliance VP Growth and Income Portfolio (Class B)          486,790
WGIP5       Alliance VP Growth and Income Portfolio (Class B)              129
WGIP8       Alliance VP Growth and Income Portfolio (Class B)               65
--------------------------------------------------------------------------------
UPRG1       Alliance VP Premier Growth Portfolio (Class B)              25,999
UPRG2       Alliance VP Premier Growth Portfolio (Class B)             115,303
UPRG3       Alliance VP Premier Growth Portfolio (Class B)              52,601
UPRG4       Alliance VP Premier Growth Portfolio (Class B)             197,967
EPP         Alliance VP Premier Growth Portfolio (Class B)              71,583
SPGR1       Alliance VP Premier Growth Portfolio (Class B)             127,672
--------------------------------------------------------------------------------
UTEC1       Alliance VP Technology Portfolio (Class B)                  10,994
UTEC2       Alliance VP Technology Portfolio (Class B)                  45,109
UTEC3       Alliance VP Technology Portfolio (Class B)                  20,105
UTEC4       Alliance VP Technology Portfolio (Class B)                  70,998
ETC         Alliance VP Technology Portfolio (Class B)                  63,302
STEC1       Alliance VP Technology Portfolio (Class B)                 107,110
--------------------------------------------------------------------------------
UEBC1       Evergreen VA Blue Chip Fund - Class 2                        2,024
UEBC2       Evergreen VA Blue Chip Fund - Class 2                       28,097
UEBC3       Evergreen VA Blue Chip Fund - Class 2                        3,346
UEBC4       Evergreen VA Blue Chip Fund - Class 2                       17,819
WEBC5       Evergreen VA Blue Chip Fund - Class 2                        1,575
WEBC8       Evergreen VA Blue Chip Fund - Class 2                          571
--------------------------------------------------------------------------------
UECG1       Evergreen VA Capital Growth Fund - Class 2                   3,389
UECG2       Evergreen VA Capital Growth Fund - Class 2                  26,415
UECG3       Evergreen VA Capital Growth Fund - Class 2                   3,483
UECG4       Evergreen VA Capital Growth Fund - Class 2                  19,105
WECG5       Evergreen VA Capital Growth Fund - Class 2                   1,183
WECG8       Evergreen VA Capital Growth Fund - Class 2                     303
--------------------------------------------------------------------------------
UECB1       Evergreen VA Core Bond Fund - Class 2                       24,488
UECB2       Evergreen VA Core Bond Fund - Class 2                       90,593
UECB3       Evergreen VA Core Bond Fund - Class 2                       30,575
UECB4       Evergreen VA Core Bond Fund - Class 2                       76,737
WECB5       Evergreen VA Core Bond Fund - Class 2                       10,725
WECB8       Evergreen VA Core Bond Fund - Class 2                            1
--------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                           Shares
--------------------------------------------------------------------------
UEEI1      Evergreen VA Equity Index Fund - Class 2              4,830
UEEI2      Evergreen VA Equity Index Fund - Class 2             54,703
UEEI3      Evergreen VA Equity Index Fund - Class 2              4,122
UEEI4      Evergreen VA Equity Index Fund - Class 2             24,431
WEEI5      Evergreen VA Equity Index Fund - Class 2              1,337
WEEI8      Evergreen VA Equity Index Fund - Class 2              2,886
--------------------------------------------------------------------------
UEFF1      Evergreen VA Foundation Fund - Class 2                  839
UEFF2      Evergreen VA Foundation Fund - Class 2               11,458
UEFF3      Evergreen VA Foundation Fund - Class 2                  680
UEFF4      Evergreen VA Foundation Fund - Class 2                2,236
WEFF5      Evergreen VA Foundation Fund - Class 2                    3
WEFF8      Evergreen VA Foundation Fund - Class 2                   --
--------------------------------------------------------------------------
UEFD1      Evergreen VA Fund - Class 2                              --
UEFD2      Evergreen VA Fund - Class 2                              --
UEFD3      Evergreen VA Fund - Class 2                              --
UEFD4      Evergreen VA Fund - Class 2                              --
WEFD5      Evergreen VA Fund - Class 2                              --
WEFD8      Evergreen VA Fund - Class 2                              --
--------------------------------------------------------------------------
UEGO1      Evergreen VA Global Leaders Fund - Class 2            1,159
UEGO2      Evergreen VA Global Leaders Fund - Class 2           18,031
UEGO3      Evergreen VA Global Leaders Fund - Class 2            2,188
UEGO4      Evergreen VA Global Leaders Fund - Class 2           11,589
WEGO5      Evergreen VA Global Leaders Fund - Class 2              954
WEGO8      Evergreen VA Global Leaders Fund - Class 2                2
--------------------------------------------------------------------------
UEGR1      Evergreen VA Growth Fund - Class 2                      862
UEGR2      Evergreen VA Growth Fund - Class 2                   19,577
UEGR3      Evergreen VA Growth Fund - Class 2                    2,917
UEGR4      Evergreen VA Growth Fund - Class 2                    5,268
WEGR5      Evergreen VA Growth Fund - Class 2                      405
WEGR8      Evergreen VA Growth Fund - Class 2                        1
--------------------------------------------------------------------------
UEGW1      Evergreen VA Growth & Income Fund - Class 2             236
UEGW2      Evergreen VA Growth & Income Fund - Class 2           2,867
UEGW3      Evergreen VA Growth & Income Fund - Class 2              42
UEGW4      Evergreen VA Growth & Income Fund - Class 2             135
WEGW5      Evergreen VA Growth & Income Fund - Class 2              --
WEGW8      Evergreen VA Growth & Income Fund - Class 2           1,675
--------------------------------------------------------------------------
UEHI1      Evergreen VA High Income Fund - Class 2               9,931
UEHI2      Evergreen VA High Income Fund - Class 2              21,126
UEHI3      Evergreen VA High Income Fund - Class 2              13,887
UEHI4      Evergreen VA High Income Fund - Class 2              35,065
WEHI5      Evergreen VA High Income Fund - Class 2              10,765
WEHI8      Evergreen VA High Income Fund - Class 2                  --
--------------------------------------------------------------------------
UEIG1      Evergreen VA International Growth Fund - Class 2      3,455
UEIG2      Evergreen VA International Growth Fund - Class 2     24,033
UEIG3      Evergreen VA International Growth Fund - Class 2      4,489
UEIG4      Evergreen VA International Growth Fund - Class 2     16,378
WEIG5      Evergreen VA International Growth Fund - Class 2      1,315
WEIG8      Evergreen VA International Growth Fund - Class 2          2
--------------------------------------------------------------------------
UEMA1      Evergreen VA Masters Fund - Class 2                     999
UEMA2      Evergreen VA Masters Fund - Class 2                   8,974
UEMA3      Evergreen VA Masters Fund - Class 2                   1,495
UEMA4      Evergreen VA Masters Fund - Class 2                  11,644
WEMA5      Evergreen VA Masters Fund - Class 2                     502
WEMA8      Evergreen VA Masters Fund - Class 2                       1
--------------------------------------------------------------------------
UEOE1      Evergreen VA Omega Fund - Class 2                     7,711
UEOE2      Evergreen VA Omega Fund - Class 2                    31,396
UEOE3      Evergreen VA Omega Fund - Class 2                     3,783
UEOE4      Evergreen VA Omega Fund - Class 2                    24,657
WEOE5      Evergreen VA Omega Fund - Class 2                     1,204
WEOE8      Evergreen VA Omega Fund - Class 2                       246
--------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                   Shares
--------------------------------------------------------------------------------
UESM1      Evergreen VA Small Cap Value Fund - Class 2                     6,711
UESM2      Evergreen VA Small Cap Value Fund - Class 2                    43,162
UESM3      Evergreen VA Small Cap Value Fund - Class 2                    14,095
UESM4      Evergreen VA Small Cap Value Fund - Class 2                    35,486
WESM5      Evergreen VA Small Cap Value Fund - Class 2                       599
WESM8      Evergreen VA Small Cap Value Fund - Class 2                       216
--------------------------------------------------------------------------------
UESE1      Evergreen VA Special Equity Fund - Class 2                         --
UESE2      Evergreen VA Special Equity Fund -- Class 2                       417
UESE3      Evergreen VA Special Equity Fund - Class 2                         --
UESE4      Evergreen VA Special Equity Fund - Class 2                      1,754
WESE5      Evergreen VA Special Equity Fund - Class 2                         --
WESE8      Evergreen VA Special Equity Fund - Class 2                         --
--------------------------------------------------------------------------------
UEST1      Evergreen VA Strategic Income Fund - Class 2                       --
UEST2      Evergreen VA Strategic Income Fund - Class 2                   15,047
UEST3      Evergreen VA Strategic Income Fund - Class 2                    8,074
UEST4      Evergreen VA Strategic Income Fund - Class 2                   35,644
WEST5      Evergreen VA Strategic Income Fund - Class 2                      423
WEST8      Evergreen VA Strategic Income Fund - Class 2                       --
--------------------------------------------------------------------------------
UFCO1      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        10,057
UFCO2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        35,596
UFCO3      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         5,542
UFCO4      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        18,969
WFCO5      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           452
WFCO8      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2            --
--------------------------------------------------------------------------------
UFGR1      Fidelity(R) VIP Growth Portfolio Service Class 2                  576
UFGR2      Fidelity(R) VIP Growth Portfolio Service Class 2                3,466
UFGR3      Fidelity(R) VIP Growth Portfolio Service Class 2                1,000
UFGR4      Fidelity(R) VIP Growth Portfolio Service Class 2                3,464
WFGR5      Fidelity(R) VIP Growth Portfolio Service Class 2                  428
WFGR8      Fidelity(R) VIP Growth Portfolio Service Class 2                   --
--------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               4,577
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              37,692
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              78,568
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              24,475
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              13,573
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               1,405
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               2,277
--------------------------------------------------------------------------------
UVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       1,999
UVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      10,596
PVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       6,308
UVAS4      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       5,088
WVAS5      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       5,043
WVAS8      FTVIPT Franklin Small Cap Value Securities Fund - Class 2          --
WVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2         336
--------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                 63,418
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                477,258
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                211,894
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2                528,069
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                 86,236
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                 62,464
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                 10,406
--------------------------------------------------------------------------------
UINT1      FTVIPT Templeton Foreign Securities Fund - Class 2             37,164
UINT2      FTVIPT Templeton Foreign Securities Fund - Class 2            148,809
UINT3      FTVIPT Templeton Foreign Securities Fund - Class 2             62,382
UINT4      FTVIPT Templeton Foreign Securities Fund - Class 2            170,415
WINT5      FTVIPT Templeton Foreign Securities Fund - Class 2             25,506
WINT8      FTVIPT Templeton Foreign Securities Fund - Class 2             29,309
--------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                    Shares
--------------------------------------------------------------------------------

UNDS1      MFS(R) New Discovery Series - Service Class                   10,175
UNDS2      MFS(R) New Discovery Series - Service Class                   34,946
PSND1      MFS(R) New Discovery Series - Service Class                   25,083
UNDS4      MFS(R) New Discovery Series - Service Class                   50,767
WSND5      MFS(R) New Discovery Series - Service Class                    1,429
WSND8      MFS(R) New Discovery Series - Service Class                       --
--------------------------------------------------------------------------------
UTRS1      MFS(R) Total Return Series - Service Class                    96,216
UTRS2      MFS(R) Total Return Series - Service Class                   465,526
PSTR1      MFS(R) Total Return Series - Service Class                   227,131
UTRS4      MFS(R) Total Return Series - Service Class                   520,255
WSTR5      MFS(R) Total Return Series - Service Class                       593
WSTR8      MFS(R) Total Return Series - Service Class                       301
--------------------------------------------------------------------------------
USUT1      MFS(R) Utilities Series - Service Class                           27
USUT2      MFS(R) Utilities Series - Service Class                        1,653
PSUT1      MFS(R) Utilities Series - Service Class                        9,969
USUT4      MFS(R) Utilities Series - Service Class                          387
WSUT5      MFS(R) Utilities Series - Service Class                          395
WSUT8      MFS(R) Utilities Series - Service Class                           --
--------------------------------------------------------------------------------
UOCA1      Oppenheimer Capital Appreciation Fund/VA, Service Shares         261
UOCA2      Oppenheimer Capital Appreciation Fund/VA, Service Shares       4,171
UOCA3      Oppenheimer Capital Appreciation Fund/VA, Service Shares       1,145
UOCA4      Oppenheimer Capital Appreciation Fund/VA, Service Shares       4,801
WOCA5      Oppenheimer Capital Appreciation Fund/VA, Service Shares           2
WOCA8      Oppenheimer Capital Appreciation Fund/VA, Service Shares          --
--------------------------------------------------------------------------------
UOGS1      Oppenheimer Global Securities Fund/VA, Service Shares          1,082
UOGS2      Oppenheimer Global Securities Fund/VA, Service Shares          5,373
WOGS6      Oppenheimer Global Securities Fund/VA, Service Shares          8,327
UOGS4      Oppenheimer Global Securities Fund/VA, Service Shares          2,440
WOGS5      Oppenheimer Global Securities Fund/VA, Service Shares            531
WOGS8      Oppenheimer Global Securities Fund/VA, Service Shares            452
WOGS2      Oppenheimer Global Securities Fund/VA, Service Shares             --
--------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      2,831
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     17,035
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      5,561
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      7,392
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares        370
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      1,283
--------------------------------------------------------------------------------
USTB1      Oppenheimer Strategic Bond Fund/VA, Service Shares             8,418
USTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares            35,677
WSTB6      Oppenheimer Strategic Bond Fund/VA, Service Shares            46,852
USTB4      Oppenheimer Strategic Bond Fund/VA, Service Shares            32,697
WSTB5      Oppenheimer Strategic Bond Fund/VA, Service Shares             2,223
WSTB8      Oppenheimer Strategic Bond Fund/VA, Service Shares                --
WSTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares                --
--------------------------------------------------------------------------------
UGIN1      Putnam VT Growth and Income Fund - Class IB Shares            16,138
UGIN2      Putnam VT Growth and Income Fund - Class IB Shares            84,555
PGIN1      Putnam VT Growth and Income Fund - Class IB Shares            64,793
UGIN4      Putnam VT Growth and Income Fund - Class IB Shares            79,313
EPG        Putnam VT Growth and Income Fund - Class IB Shares           283,845
WGIN8      Putnam VT Growth and Income Fund - Class IB Shares                --
--------------------------------------------------------------------------------
UHSC1      Putnam VT Health Sciences Fund - Class IB Shares                  --
UHSC2      Putnam VT Health Sciences Fund - Class IB Shares               3,226
WHSC6      Putnam VT Health Sciences Fund - Class IB Shares               4,713
UHSC4      Putnam VT Health Sciences Fund - Class IB Shares                 748
WHSC5      Putnam VT Health Sciences Fund - Class IB Shares               1,099
WHSC8      Putnam VT Health Sciences Fund - Class IB Shares                  --
WHSC2      Putnam VT Health Sciences Fund - Class IB Shares               2,971
--------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                                                  Shares
-----------------------------------------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares                                        2,591
UIGR2      Putnam VT International Growth Fund - Class IB Shares                                       34,327
PIGR1      Putnam VT International Growth Fund - Class IB Shares                                      362,591
UIGR4      Putnam VT International Growth Fund - Class IB Shares                                       42,743
EPL        Putnam VT International Growth Fund - Class IB Shares                                      138,757
WIGR8      Putnam VT International Growth Fund - Class IB Shares                                          565
WIGR2      Putnam VT International Growth Fund - Class IB Shares                                       31,214
-----------------------------------------------------------------------------------------------------------------
UVCP1      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            116
UVCP2      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         21,940
UVCP3      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         20,060
UVCP4      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         18,319
WVCP5      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             --
WVCP8      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            300
-----------------------------------------------------------------------------------------------------------------
UVGI1      Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   120
UVGI2      Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 3,070
UVGI3      Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                   311
UVGI4      Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 5,278
WVGI5      Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    --
WVGI8      Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    --
-----------------------------------------------------------------------------------------------------------------
UVRE1      Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                    --
UVRE2      Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                 4,845
UVRE3      Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                    --
UVRE4      Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                   108
WVRE5      Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                   127
WVRE8      Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                    --
-----------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A change may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Effective Dec. 1, 2002, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                         Percentage range
------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                         0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                0.650% to 0.560%
AXP(R) Variable Portfolio - Federal Income Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund     1.020% to 0.920%
------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.

                                                                Maximum       Maximum
                                                              adjustment    adjustment
                                                               (prior to      (after
Fund                                                         Dec. 1, 2002)  Dec. 1,2002)
---------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund        0.08%       0.12%
AXP(R) Variable Portfolio - Equity Select Fund                    0.12%       0.12%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                 N/A        0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund         0.12%       0.12%
---------------------------------------------------------------------------------------

From Jan. 1, 2002 to Nov. 30, 2002, management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                           Percentage range
-------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                  0.060% to 0.030%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - New Dimensions Fund(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund       0.080% to 0.055%
-------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

Subaccount  Investment                                                 Purchases
--------------------------------------------------------------------------------
UBND1      AXP(R) Variable Portfolio - Bond Fund                        $112,046
UBND2      AXP(R) Variable Portfolio - Bond Fund                         250,310
PBND1      AXP(R) Variable Portfolio - Bond Fund                         177,673
UBND4      AXP(R) Variable Portfolio - Bond Fund                         334,140
ESI        AXP(R) Variable Portfolio - Bond Fund                       2,198,387
SBND1      AXP(R) Variable Portfolio - Bond Fund                       3,211,897
--------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund              609,576
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund            1,878,678
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund            2,965,671
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund            9,271,255
EMS        AXP(R) Variable Portfolio - Cash Management Fund           37,777,110
SCMG1      AXP(R) Variable Portfolio - Cash Management Fund           38,268,001
--------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     27,565
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund    152,890
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund    279,597
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund    250,384
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund    210,881
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund    225,443
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund      3,985
--------------------------------------------------------------------------------
UESL1      AXP(R) Variable Portfolio - Equity Select Fund                    499
UESL2      AXP(R) Variable Portfolio - Equity Select Fund                  9,023
UESL3      AXP(R) Variable Portfolio - Equity Select Fund                    251
UESL4      AXP(R) Variable Portfolio - Equity Select Fund                    212
WESL5      AXP(R) Variable Portfolio - Equity Select Fund                    193
WESL8      AXP(R) Variable Portfolio - Equity Select Fund                    135
--------------------------------------------------------------------------------
UFIF1      AXP(R) Variable Portfolio - Federal Income Fund               780,700
UFIF2      AXP(R) Variable Portfolio - Federal Income Fund             4,366,213
UFIF3      AXP(R) Variable Portfolio - Federal Income Fund             1,224,933
UFIF4      AXP(R) Variable Portfolio - Federal Income Fund             5,378,605
WFDI5      AXP(R) Variable Portfolio - Federal Income Fund               258,004
SFDI1      AXP(R) Variable Portfolio - Federal Income Fund               746,769
WFDI2      AXP(R) Variable Portfolio - Federal Income Fund               707,598
--------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)             54,213
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)            439,837
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)          1,410,712
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)            330,441
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)            670,991
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)          1,412,925
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             14,727
--------------------------------------------------------------------------------
USVA1      AXP(R) Variable Portfolio - Partners Small Cap Value Fund      19,627
USVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund      66,727
WSVA6      AXP(R) Variable Portfolio - Partners Small Cap Value Fund      32,632
USVA4      AXP(R) Variable Portfolio - Partners Small Cap Value Fund      36,691
WSVA5      AXP(R) Variable Portfolio - Partners Small Cap Value Fund      25,425
WSVA8      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       3,237
WSVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund         172
--------------------------------------------------------------------------------
UABA1      AIM V.I. Basic Value Fund, Series II Shares                   108,898
UABA2      AIM V.I. Basic Value Fund, Series II Shares                   552,103
UABA3      AIM V.I. Basic Value Fund, Series II Shares                    70,450
UABA4      AIM V.I. Basic Value Fund, Series II Shares                   404,961
WABA5      AIM V.I. Basic Value Fund, Series II Shares                    11,328
WABA8      AIM V.I. Basic Value Fund, Series II Shares                       134
--------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount  Investment                                             Purchases
--------------------------------------------------------------------------------

UAAC1       AIM V.I. Capital Appreciation Fund, Series II Shares        $218
UAAC2       AIM V.I. Capital Appreciation Fund, Series II Shares      24,711
UAAC3       AIM V.I. Capital Appreciation Fund, Series II Shares         250
UAAC4       AIM V.I. Capital Appreciation Fund, Series II Shares      18,708
WAAC5       AIM V.I. Capital Appreciation Fund, Series II Shares          83
WAAC8       AIM V.I. Capital Appreciation Fund, Series II Shares          22
--------------------------------------------------------------------------------
UAAD1       AIM V.I. Capital Development Fund, Series II Shares       23,469
UAAD2       AIM V.I. Capital Development Fund, Series II Shares          100
UAAD3       AIM V.I. Capital Development Fund, Series II Shares       21,661
UAAD4       AIM V.I. Capital Development Fund, Series II Shares       13,338
WAAD5       AIM V.I. Capital Development Fund, Series II Shares          174
WAAD8       AIM V.I. Capital Development Fund, Series II Shares          135
--------------------------------------------------------------------------------
UGIP1       Alliance VP Growth and Income Portfolio (Class B)        889,435
UGIP2       Alliance VP Growth and Income Portfolio (Class B)      4,760,589
UGIP3       Alliance VP Growth and Income Portfolio (Class B)      2,086,789
UGIP4       Alliance VP Growth and Income Portfolio (Class B)      6,348,363
WGIP5       Alliance VP Growth and Income Portfolio (Class B)          2,257
WGIP8       Alliance VP Growth and Income Portfolio (Class B)          1,247
--------------------------------------------------------------------------------
UPRG1       Alliance VP Premier Growth Portfolio (Class B)           263,503
UPRG2       Alliance VP Premier Growth Portfolio (Class B)         1,028,330
UPRG3       Alliance VP Premier Growth Portfolio (Class B)           380,377
UPRG4       Alliance VP Premier Growth Portfolio (Class B)         1,521,752
EPP         Alliance VP Premier Growth Portfolio (Class B)           385,396
SPGR1       Alliance VP Premier Growth Portfolio (Class B)           646,298
--------------------------------------------------------------------------------
UTEC1       Alliance VP Technology Portfolio (Class B)                21,537
UTEC2       Alliance VP Technology Portfolio (Class B)               262,649
UTEC3       Alliance VP Technology Portfolio (Class B)                69,608
UTEC4       Alliance VP Technology Portfolio (Class B)               323,091
ETC         Alliance VP Technology Portfolio (Class B)                49,329
STEC1       Alliance VP Technology Portfolio (Class B)               618,708
--------------------------------------------------------------------------------
UEBC1       Evergreen VA Blue Chip Fund - Class 2                     19,675
UEBC2       Evergreen VA Blue Chip Fund - Class 2                    175,052
UEBC3       Evergreen VA Blue Chip Fund - Class 2                     21,560
UEBC4       Evergreen VA Blue Chip Fund - Class 2                    109,252
WEBC5       Evergreen VA Blue Chip Fund - Class 2                     10,210
WEBC8       Evergreen VA Blue Chip Fund - Class 2                      3,584
--------------------------------------------------------------------------------
UECG1       Evergreen VA Capital Growth Fund - Class 2                43,076
UECG2       Evergreen VA Capital Growth Fund - Class 2               291,661
UECG3       Evergreen VA Capital Growth Fund - Class 2                39,066
UECG4       Evergreen VA Capital Growth Fund - Class 2               207,859
WECG5       Evergreen VA Capital Growth Fund - Class 2                13,989
WECG8       Evergreen VA Capital Growth Fund - Class 2                 3,432
--------------------------------------------------------------------------------
UECB1       Evergreen VA Core Bond Fund - Class 2                    370,292
UECB2       Evergreen VA Core Bond Fund - Class 2                    993,868
UECB3       Evergreen VA Core Bond Fund - Class 2                    318,812
UECB4       Evergreen VA Core Bond Fund - Class 2                    790,024
WECB5       Evergreen VA Core Bond Fund - Class 2                    110,696
WECB8       Evergreen VA Core Bond Fund - Class 2                         15
--------------------------------------------------------------------------------
UEEI1       Evergreen VA Equity Index Fund - Class 2                  39,381
UEEI2       Evergreen VA Equity Index Fund - Class 2                 421,082
UEEI3       Evergreen VA Equity Index Fund - Class 2                  30,537
UEEI4       Evergreen VA Equity Index Fund - Class 2                 176,278
WEEI5       Evergreen VA Equity Index Fund - Class 2                  10,197
WEEI8       Evergreen VA Equity Index Fund - Class 2                  20,419
--------------------------------------------------------------------------------
UEFF1       Evergreen VA Foundation Fund - Class 2                    24,913
UEFF2       Evergreen VA Foundation Fund - Class 2                   161,845
UEFF3       Evergreen VA Foundation Fund - Class 2                     8,028
UEFF4       Evergreen VA Foundation Fund - Class 2                    26,795
WEFF5       Evergreen VA Foundation Fund - Class 2                   123,389
WEFF8       Evergreen VA Foundation Fund - Class 2                       122
--------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount  Investment                                           Purchases
----------------------------------------------------------------------------

UEFD1       Evergreen VA Fund - Class 2                             $212
UEFD2       Evergreen VA Fund - Class 2                              212
UEFD3       Evergreen VA Fund - Class 2                              250
UEFD4       Evergreen VA Fund - Class 2                              212
WEFD5       Evergreen VA Fund - Class 2                              173
WEFD8       Evergreen VA Fund - Class 2                              135
----------------------------------------------------------------------------
UEGO1       Evergreen VA Global Leaders Fund - Class 2            19,244
UEGO2       Evergreen VA Global Leaders Fund - Class 2           191,620
UEGO3       Evergreen VA Global Leaders Fund - Class 2            24,020
UEGO4       Evergreen VA Global Leaders Fund - Class 2           121,454
WEGO5       Evergreen VA Global Leaders Fund - Class 2            10,882
WEGO8       Evergreen VA Global Leaders Fund - Class 2               157
----------------------------------------------------------------------------
UEGR1       Evergreen VA Growth Fund - Class 2                    11,449
UEGR2       Evergreen VA Growth Fund - Class 2                   176,088
UEGR3       Evergreen VA Growth Fund - Class 2                    25,963
UEGR4       Evergreen VA Growth Fund - Class 2                    46,849
WEGR5       Evergreen VA Growth Fund - Class 2                     3,984
WEGR8       Evergreen VA Growth Fund - Class 2                       143
----------------------------------------------------------------------------
UEGW1       Evergreen VA Growth & Income Fund - Class 2            4,118
UEGW2       Evergreen VA Growth & Income Fund - Class 2           37,439
UEGW3       Evergreen VA Growth & Income Fund Class 2                758
UEGW4       Evergreen VA Growth & Income Fund - Class 2            1,790
WEGW5       Evergreen VA Growth & Income Fund - Class 2              175
WEGW8       Evergreen VA Growth & Income Fund - Class 2           20,378
----------------------------------------------------------------------------
UEHI1       Evergreen VA High Income Fund - Class 2              213,318
UEHI2       Evergreen VA High Income Fund - Class 2              225,501
UEHI3       Evergreen VA High Income Fund - Class 2              146,181
UEHI4       Evergreen VA High Income Fund - Class 2              348,117
WEHI5       Evergreen VA High Income Fund - Class 2              106,145
WEHI8       Evergreen VA High Income Fund - Class 2                  123
----------------------------------------------------------------------------
UEIG1       Evergreen VA International Growth Fund - Class 2      36,826
UEIG2       Evergreen VA International Growth Fund - Class 2     214,992
UEIG3       Evergreen VA International Growth Fund - Class 2      39,769
UEIG4       Evergreen VA International Growth Fund - Class 2     141,993
WEIG5       Evergreen VA International Growth Fund - Class 2      11,907
WEIG8       Evergreen VA International Growth Fund - Class 2         158
----------------------------------------------------------------------------
UEMA1       Evergreen VA Masters Fund - Class 2                   10,878
UEMA2       Evergreen VA Masters Fund - Class 2                   64,277
UEMA3       Evergreen VA Masters Fund - Class 2                   10,949
UEMA4       Evergreen VA Masters Fund - Class 2                   83,159
WEMA5       Evergreen VA Masters Fund - Class 2                    3,962
WEMA8       Evergreen VA Masters Fund - Class 2                      144
----------------------------------------------------------------------------
UEOE1       Evergreen VA Omega Fund - Class 2                     91,021
UEOE2       Evergreen VA Omega Fund - Class 2                    356,529
UEOE3       Evergreen VA Omega Fund - Class 2                     44,609
UEOE4       Evergreen VA Omega Fund - Class 2                    283,215
WEOE5       Evergreen VA Omega Fund - Class 2                     14,648
WEOE8       Evergreen VA Omega Fund - Class 2                      3,005
----------------------------------------------------------------------------
UESM1       Evergreen VA Small Cap Value Fund - Class 2           74,447
UESM2       Evergreen VA Small Cap Value Fund - Class 2          479,278
UESM3       Evergreen VA Small Cap Value Fund - Class 2          153,601
UESM4       Evergreen VA Small Cap Value Fund - Class 2          398,458
WESM5       Evergreen VA Small Cap Value Fund - Class 2            6,857
WESM8       Evergreen VA Small Cap Value Fund - Class 2            2,465
----------------------------------------------------------------------------
UESE1       Evergreen VA Special Equity Fund - Class 2               211
UESE2       Evergreen VA Special Equity Fund - Class 2             3,136
UESE3       Evergreen VA Special Equity Fund - Class 2               250
UESE4       Evergreen VA Special Equity Fund - Class 2            12,879
WESE5       Evergreen VA Special Equity Fund - Class 2               173
WESE8       Evergreen VA Special Equity Fund - Class 2               135
----------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------

UEST1      Evergreen VA Strategic Income Fund - Class 2                 $299,984
UEST2      Evergreen VA Strategic Income Fund - Class 2                  153,871
UEST3      Evergreen VA Strategic Income Fund - Class 2                   79,880
UEST4      Evergreen VA Strategic Income Fund - Class 2                  382,229
WEST5      Evergreen VA Strategic Income Fund - Class 2                    4,364
WEST8      Evergreen VA Strategic Income Fund - Class 2                      127
--------------------------------------------------------------------------------
UFCO1      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       193,319
UFCO2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       664,188
UFCO3      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       100,123
UFCO4      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       353,625
WFCO5      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         8,251
WFCO8      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           175
--------------------------------------------------------------------------------
UFGR1      Fidelity(R) VIP Growth Portfolio Service Class 2               14,373
UFGR2      Fidelity(R) VIP Growth Portfolio Service Class 2               83,575
UFGR3      Fidelity(R) VIP Growth Portfolio Service Class 2               24,154
UFGR4      Fidelity(R) VIP Growth Portfolio Service Class 2               90,560
WFGR5      Fidelity(R) VIP Growth Portfolio Service Class 2               15,048
WFGR8      Fidelity(R) VIP Growth Portfolio Service Class 2                   22
--------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              82,659
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             687,220
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2           1,121,808
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             442,751
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             185,016
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              24,454
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              46,375
--------------------------------------------------------------------------------
UVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      19,635
UVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2     105,393
PVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      65,380
UVAS4      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      50,835
WVAS5      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      66,540
WVAS8      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      44,687
WVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       3,347
--------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                917,965
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2              5,176,398
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              2,872,136
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2              5,984,044
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                933,998
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              1,787,541
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                 95,497
--------------------------------------------------------------------------------
UINT1      FTVIPT Templeton Foreign Securities Fund - Class 2            209,868
UINT2      FTVIPT Templeton Foreign Securities Fund - Class 2          1,229,606
UINT3      FTVIPT Templeton Foreign Securities Fund - Class 2            325,338
UINT4      FTVIPT Templeton Foreign Securities Fund - Class 2          1,478,680
WINT5      FTVIPT Templeton Foreign Securities Fund - Class 2            689,629
WINT8      FTVIPT Templeton Foreign Securities Fund - Class 2          1,317,086
--------------------------------------------------------------------------------
UNDS1      MFS(R) New Discovery Series - Service Class                    44,186
UNDS2      MFS(R) New Discovery Series - Service Class                   270,583
PSND1      MFS(R) New Discovery Series - Service Class                   158,244
UNDS4      MFS(R) New Discovery Series - Service Class                   474,085
WSND5      MFS(R) New Discovery Series - Service Class                    17,154
WSND8      MFS(R) New Discovery Series - Service Class                        22
--------------------------------------------------------------------------------
UTRS1      MFS(R) Total Return Series - Service Class                  1,193,218
UTRS2      MFS(R) Total Return Series - Service Class                  5,406,823
PSTR1      MFS(R) Total Return Series - Service Class                  2,842,509
UTRS4      MFS(R) Total Return Series - Service Class                  6,379,890
WSTR5      MFS(R) Total Return Series - Service Class                     10,212
WSTR8      MFS(R) Total Return Series - Service Class                      5,075
--------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                                              Purchases
----------------------------------------------------------------------------------------------------------------
USUT1      MFS(R) Utilities Series - Service Class                                                       $373
USUT2      MFS(R) Utilities Series - Service Class                                                     21,512
PSUT1      MFS(R) Utilities Series - Service Class                                                     60,615
USUT4      MFS(R) Utilities Series - Service Class                                                     12,757
WSUT5      MFS(R) Utilities Series - Service Class                                                      5,127
WSUT8      MFS(R) Utilities Series - Service Class                                                         22
-----------------------------------------------------------------------------------------------------------------
UOCA1      Oppenheimer Capital Appreciation Fund/VA, Service Shares                                     7,167
UOCA2      Oppenheimer Capital Appreciation Fund/VA, Service Shares                                   110,084
UOCA3      Oppenheimer Capital Appreciation Fund/VA, Service Shares                                    33,317
UOCA4      Oppenheimer Capital Appreciation Fund/VA, Service Shares                                   172,447
WOCA5      Oppenheimer Capital Appreciation Fund/VA, Service Shares                                       215
WOCA8      Oppenheimer Capital Appreciation Fund/VA, Service Shares                                       134
-----------------------------------------------------------------------------------------------------------------
UOGS1      Oppenheimer Global Securities Fund/VA, Service Shares                                       19,658
UOGS2      Oppenheimer Global Securities Fund/VA, Service Shares                                      102,076
WOGS6      Oppenheimer Global Securities Fund/VA, Service Shares                                      162,626
UOGS4      Oppenheimer Global Securities Fund/VA, Service Shares                                       54,049
WOGS5      Oppenheimer Global Securities Fund/VA, Service Shares                                       21,095
WOGS8      Oppenheimer Global Securities Fund/VA, Service Shares                                        8,205
WOGS2      Oppenheimer Global Securities Fund/VA, Service Shares                                          172
-----------------------------------------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   30,019
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                  161,744
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   53,836
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   71,961
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    3,516
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   12,109
-----------------------------------------------------------------------------------------------------------------
USTB1      Oppenheimer Strategic Bond Fund/VA, Service Shares                                          56,636
USTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares                                         163,797
WSTB6      Oppenheimer Strategic Bond Fund/VA, Service Shares                                         217,924
USTB4      Oppenheimer Strategic Bond Fund/VA, Service Shares                                         159,808
WSTB5      Oppenheimer Strategic Bond Fund/VA, Service Shares                                          10,170
WSTB8      Oppenheimer Strategic Bond Fund/VA, Service Shares                                             141
WSTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares                                             172
-----------------------------------------------------------------------------------------------------------------
UGIN1      Putnam VT Growth and Income Fund - Class IB Shares                                         174,319
UGIN2      Putnam VT Growth and Income Fund - Class IB Shares                                         964,709
PGIN1      Putnam VT Growth and Income Fund - Class IB Shares                                         690,759
UGIN4      Putnam VT Growth and Income Fund - Class IB Shares                                       1,065,941
EPG        Putnam VT Growth and Income Fund - Class IB Shares                                         497,345
WGIN8      Putnam VT Growth and Income Fund - Class IB Shares                                              22
-----------------------------------------------------------------------------------------------------------------
UHSC1      Putnam VT Health Sciences Fund - Class IB Shares                                               211
UHSC2      Putnam VT Health Sciences Fund - Class IB Shares                                            30,762
WHSC6      Putnam VT Health Sciences Fund - Class IB Shares                                            57,767
UHSC4      Putnam VT Health Sciences Fund - Class IB Shares                                             7,211
WHSC5      Putnam VT Health Sciences Fund - Class IB Shares                                            16,435
WHSC8      Putnam VT Health Sciences Fund - Class IB Shares                                               134
WHSC2      Putnam VT Health Sciences Fund - Class IB Shares                                            29,019
-----------------------------------------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares                                       34,719
UIGR2      Putnam VT International Growth Fund - Class IB Shares                                      367,176
PIGR1      Putnam VT International Growth Fund - Class IB Shares                                      842,422
UIGR4      Putnam VT International Growth Fund - Class IB Shares                                      445,401
EPL        Putnam VT International Growth Fund - Class IB Shares                                      715,602
WIGR8      Putnam VT International Growth Fund - Class IB Shares                                        5,885
WIGR2      Putnam VT International Growth Fund - Class IB Shares                                       93,227
-----------------------------------------------------------------------------------------------------------------
UVCP1      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                          1,299
UVCP2      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                        203,857
UVCP3      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                        171,643
UVCP4      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                        188,838
WVCP5      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                            173
WVCP8      Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                          2,984
-----------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount  Investment                                                                              Purchases
-----------------------------------------------------------------------------------------------------------------
UVGI1       Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares               $1,826
UVGI2       Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares               45,873
UVGI3       Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                5,354
UVGI4       Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares               70,583
WVGI5       Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                  174
WVGI8       Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                  135
-----------------------------------------------------------------------------------------------------------------
UVRE1       Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                  228
UVRE2       Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                               57,122
UVRE3       Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                  228
UVRE4       Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                1,469
WVRE5       Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                1,648
WVRE8       Van Kampen The UIF U.S. Real Estate Portfolio Class I Shares                                  145
-----------------------------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                     UBND1(4) UBND2(4) PBND1  UBND4(4)  ESI       SBND1  UCMG1  UCMG2   PCMG1  UCMG4
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --    $1.05     --    $1.38     $1.03   $1.03  $1.00   $1.05   $1.03
At Dec. 31, 2001                        --       --    $1.11     --    $1.47     $1.09   $1.06  $1.01   $1.08   $1.05
At Dec. 31, 2002                     $1.04    $1.04    $1.16  $1.04    $1.53     $1.14   $1.06  $1.01   $1.08   $1.05
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       99     --    8,923     1,363     554  2,828   2,250   3,857
At Dec. 31, 2002                        63      215      179    309    7,272       894     697  2,933   2,516   3,130
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --     $111     --  $13,122    $1,491    $586 $2,857  $2,423  $4,054
At Dec. 31, 2002                       $66     $224     $208   $321  $11,131    $1,016    $738 $2,965  $2,707  $3,284
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --    6.43%     --    6.45%     6.53%   2.91%  2.80%   2.64%   2.99%
For the year ended Dec. 31, 2002     5.29%    5.31%    5.09%  5.31%    5.06%     5.08%   1.16%  1.16%   1.17%   1.15%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --    1.25%     --    1.40%     1.60%   1.00%  1.10%   1.25%   1.35%
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%  1.35%    1.40%     1.60%   1.00%  1.10%   1.25%   1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --    5.71%     --    6.52%     5.83%   2.91%  1.00%   2.86%   1.94%
For the year ended Dec. 31, 2002     4.00%    4.00%    4.50%  4.00%    4.08%     4.59%   0.00%  0.00%   0.00%   0.00%
---------------------------------------------------------------------------------------------------------------------------

                                       EMS    SCMG1 UDEI1(4) UDEI2(4)  PDEI1  UDEI4(4)   WDEI5  SDEI1   WDEI2  UESL1(5)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $1.24    $1.03       --     --    $1.00        --   $1.08  $1.07   $1.08      --
At Dec. 31, 2001                     $1.26    $1.05       --     --    $1.01        --   $1.09  $1.08   $1.08      --
At Dec. 31, 2002                     $1.26    $1.04    $0.78  $0.78    $0.81     $0.78   $0.87  $0.86   $0.86   $1.02
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                     8,409   11,399       --     --      342        --     115    367      34      --
At Dec. 31, 2002                     8,572   12,876       26    187      536       309     238    179      36      --
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $10,625  $11,962       --     --     $344        --    $125   $396     $37      --
At Dec. 31, 2002                   $10,806  $13,452      $20   $146     $432      $242    $207   $154     $31      --
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     3.38%    3.58%       --     --    1.07%        --   1.32%  1.40%   1.24%      --
For the year ended Dec. 31, 2002     1.17%    1.15%    1.77%  2.06%    1.56%     2.49%   1.62%  1.45%   1.55%      --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.40%    1.60%       --     --    1.25%        --   1.40%  1.60%   1.65%      --
For the year ended Dec. 31, 2002     1.40%    1.60%    1.00%  1.10%    1.25%     1.35%   1.40%  1.60%   1.65%   1.00%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001     1.61%    1.94%       --     --    1.00%        --   0.93%  0.93%   0.00%      --
For the year ended Dec. 31, 2002     0.00%   (0.95%) (22.00%)(22.00%)(19.80%)  (22.00%)(20.18%)(20.37%)(20.37%)  2.00%
---------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    UESL2(5) UESL3(5) UESL4(5) WESL5(5) WESL8(5) UFIF1  UFIF2   UFIF3   UFIF4   WFDI5
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --     --       --     $1.06   $1.05  $1.06   $1.06   $1.06
At Dec. 31, 2001                        --       --       --     --       --     $1.11   $1.10  $1.11   $1.11   $1.11
At Dec. 31, 2002                     $1.02    $1.02    $1.02  $1.02    $1.02     $1.17   $1.16  $1.16   $1.16   $1.16
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --     --       --        30   2,495    799   1,321     117
At Dec. 31, 2002                         9       --       --     --       --       645   5,336  1,729   5,451     248
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --     --       --       $33  $2,754   $891  $1,469    $130
At Dec. 31, 2002                        $9       --       --     --       --      $751  $6,163 $2,015  $6,333    $287
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --     --       --     4.25%   4.39%  4.39%   4.41%   4.54%
For the year ended Dec. 31, 2002        --       --       --     --       --     2.94%   2.88%  2.89%   2.91%   2.84%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --     --       --     1.00%   1.10%  1.25%   1.35%   1.40%
For the year ended Dec. 31, 2002     1.10%    1.25%    1.35%  1.40%    1.60%     1.00%   1.10%  1.25%   1.35%   1.40%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --     --       --     4.72%   4.76%  4.72%   4.72%   4.72%
For the year ended Dec. 31, 2002     2.00%    2.00%    2.00%  2.00%    2.00%     5.41%   5.45%  4.50%   4.50%   4.50%
---------------------------------------------------------------------------------------------------------------------------

                                     SFDI1    WFDI2    UNDM1   UNDM2    PNDM1     UNDM4     EGD  SNDM1    WNDM2  USVA1(4)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $1.06    $1.05    $0.92   $0.92    $1.03     $0.92   $1.54  $0.90    $0.86      --
At Dec. 31, 2001                     $1.11    $1.10    $0.76   $0.76    $0.85     $0.75   $1.27  $0.74    $0.70      --
At Dec. 31, 2002                     $1.16    $1.15    $0.59   $0.59    $0.66     $0.58   $0.98  $0.57    $0.54   $0.79
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       424      592       20      81    3,478       193   4,237  2,896      701      --
At Dec. 31, 2002                       397    1,155       95     704    4,063       683   3,938  2,097      363      21
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $470     $651      $15     $61   $3,005      $145  $5,370 $2,139     $494      --
At Dec. 31, 2002                      $459   $1,323      $56    $412   $2,696      $396  $3,845 $1,190     $197     $16
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     4.48%    4.58%    0.34%   0.43%    0.24%     0.28%   0.23%  0.24%    0.23%      --
For the year ended Dec. 31, 2002     2.81%    2.82%    0.55%   0.57%    0.51%     0.56%   0.50%  0.50%    0.47%   0.30%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.60%    1.65%    1.00%   1.10%    1.25%     1.35%   1.40%  1.60%    1.65%      --
For the year ended Dec. 31, 2002     1.60%    1.65%    1.00%   1.10%    1.25%     1.35%   1.40%  1.60%    1.65%   1.00%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001     4.72%    4.76%  (17.39%)(17.39%) (17.48%)  (18.48%)(17.53%)(17.78%)(18.60%)     --
For the year ended Dec. 31, 2002     4.50%    4.55%  (22.37%)(22.37%) (22.35%)  (22.67%)(22.83%)(22.97%)(22.86%)(21.00%)
-------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    USVA2(4) WSVA6(6)  USVA4(4) WSVA5(6) WSVA8(7) WSVA2(6) UABA1(4) UABA2(4) UABA3(4) UABA4(4)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --        --       --        --       --      --       --       --
At Dec. 31, 2001                        --       --       --        --       --        --       --      --       --       --
At Dec. 31, 2002                     $0.79    $0.79    $0.79     $0.79    $0.96     $0.79    $0.76   $0.76    $0.76    $0.76
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --        --       --        --       --      --       --       --
At Dec. 31, 2002                        67       28       45        35        3        --      113     711       90      517
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --        --       --        --       --      --       --       --
At Dec. 31, 2002                       $52      $22      $35       $27       $3        --      $86    $539      $68     $391
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --        --       --        --       --      --       --       --
For the year ended Dec. 31, 2002     0.46%    0.23%    0.55%     0.35%    0.99%        --    0.01%      --       --    0.01%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --        --       --        --       --      --       --       --
For the year ended Dec. 31, 2002     1.10%    1.25%    1.35%     1.40%    1.60%     1.65%    1.00%   1.10%    1.25%    1.35%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --        --       --        --       --      --       --       --
For the year ended Dec. 31, 2002   (21.00%) (21.00%) (21.00%)   (21.00%) (4.00%)  (21.00%) (24.00%) (24.00%) (24.00%) (24.00%)
------------------------------------------------------------------------------------------------------------------------------

                                    WABA5(7) WABA8(7) UAAC1(5) UAAC2(5) UAAC3(5) UAAC4(5) WAAC5(8) WAAC8(8) UAAD1(4) UAAD2(4)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --      --       --        --       --      --       --       --
At Dec. 31, 2001                        --       --       --      --       --        --       --      --       --       --
At Dec. 31, 2002                     $0.95    $0.95    $0.97   $0.97    $0.97     $0.97    $0.79   $0.79    $0.75    $0.75
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --      --       --        --       --      --       --       --
At Dec. 31, 2002                        11       --       --      26       --        19       --      --       30       --
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --      --       --        --       --      --       --       --
At Dec. 31, 2002                       $10       --       --     $25       --       $18       --      --      $23       --
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --      --       --        --       --      --       --       --
For the year ended Dec. 31, 2002     0.01%       --       --      --       --        --       --      --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --      --       --        --       --      --       --       --
For the year ended Dec. 31, 2002     1.40%    1.60%    1.00%   1.10%    1.25%     1.35%    1.40%   1.60%    1.00%    1.10%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --      --       --        --       --      --       --       --
For the year ended Dec. 31, 2002    (5.00%)  (5.00%)  (3.00%) (3.00%)  (3.00%)   (3.00%)( 21.00%) (21.00%) (25.00%) (25.00%)
--------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                   UAAD3(4) UAAD4(4) WAAD5(5) WAAD8(5) UGIP1    UGIP2   UGIP3   UGIP4 WGIP5(5) WGIP8(5)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --     --    $0.97     $0.97   $0.97  $0.97      --      --
At Dec. 31, 2001                        --       --       --     --    $0.97     $0.96   $0.96  $0.96      --      --
At Dec. 31, 2002                     $0.75    $0.75    $0.94  $0.94    $0.74     $0.74   $0.74  $0.74   $0.95   $0.95
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --     --      640     3,601   2,152  4,722      --      --
At Dec. 31, 2002                        28       18       --     --    1,341     8,241   3,898 10,906       2       1
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --     --     $618    $3,469  $2,075 $4,531      --      --
At Dec. 31, 2002                       $21      $13       --     --     $996    $6,105  $2,881 $8,027      $2      $1
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --     --    0.53%     0.35%   0.46%  0.45%      --      --
For the year ended Dec. 31, 2002        --       --       --     --    0.49%     0.55%   0.56%  0.57%      --      --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --     --    1.00%     1.10%   1.25%  1.35%      --      --
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%  1.60%    1.00%     1.10%   1.25%  1.35%   1.40%   1.60%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --     --    0.00%    (1.03%) (1.03%)(1.03%)     --      --
For the year ended Dec. 31, 2002   (25.00%) (25.00%)  (6.00%)(6.00%) (23.71%)  (22.92%)(22.92%)(22.92%)(5.00%) (5.00%)
---------------------------------------------------------------------------------------------------------------------------

                                     UPRG1    UPRG2    UPRG3  UPRG4      EPP     SPGR1   UTEC1  UTEC2   UTEC3   UTEC4
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.80    $0.80    $0.80  $0.80    $0.96     $0.86   $0.69  $0.69   $0.69   $0.69
At Dec. 31, 2001                     $0.65    $0.65    $0.65  $0.65    $0.79     $0.70   $0.51  $0.51   $0.51   $0.51
At Dec. 31, 2002                     $0.45    $0.45    $0.45  $0.44    $0.54     $0.48   $0.30  $0.29   $0.29   $0.29
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       741    3,531    1,944  5,808    2,574     7,466     364  1,387     793   2,237
At Dec. 31, 2002                     1,003    4,459    2,042  7,706    2,312     4,631     372  1,530     684   2,423
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $485   $2,308   $1,268 $3,782   $2,021    $5,227    $186   $709    $404  $1,140
At Dec. 31, 2002                      $450   $1,994     $909 $3,423   $1,238    $2,207    $110   $450    $201    $709
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --     --       --        --      --     --      --      --
For the year ended Dec. 31, 2002        --       --       --     --       --        --      --     --      --      --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.00%    1.10%    1.25%  1.35%    1.40%     1.60%   1.00%  1.10%   1.25%   1.35%
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%  1.35%    1.40%     1.60%   1.00%  1.10%   1.25%   1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (18.75%) (18.75%) (18.75%)(18.75%)(17.71%)  (18.60%)(26.09%)(26.09%)(26.09%)(26.09%)
For the year ended Dec. 31, 2002   (30.77%) (30.77%) (30.77%)(32.31%)(31.65%)  (31.43%)(41.18%)(43.14%)(43.14%)(43.14%)
---------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                     ETC     STEC1  UEBC1(7) UEBC2(7) UEBC3(7)  UEBC4(7) WEBC5(7) WEBC8(7) UECG1(7) UECG2(7)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $1.08    $0.70      --     --       --         --       --       --       --       --
At Dec. 31, 2001                     $0.79    $0.51      --     --       --         --       --       --       --       --
At Dec. 31, 2002                     $0.46    $0.29   $0.96  $0.96    $0.96      $0.96    $0.96    $0.95    $0.96    $0.95
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                     1,958    6,380      --     --       --         --       --       --       --       --
At Dec. 31, 2002                     1,387    3,655      12    170       20        108       10        3       38      299
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                    $1,555   $3,256      --     --       --         --       --       --       --       --
At Dec. 31, 2002                      $632   $1,069     $12   $162      $19       $103       $9       $3      $37     $285
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --      --     --       --         --       --       --       --       --
For the year ended Dec. 31, 2002        --       --   1.99%  1.86%    1.42%      1.76%    1.59%    2.30%       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.40%    1.60%      --     --       --         --       --       --       --       --
For the year ended Dec. 31, 2002     1.40%    1.60%   1.00%  1.10%    1.25%      1.35%    1.40%    1.60%    1.00%    1.10%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (26.85%) (27.14%)     --     --       --         --       --       --       --       --
For the year ended Dec. 31, 2002   (41.77%) (43.14%) (4.00%)(4.00%)  (4.00%)    (4.00%)  (4.00%)  (5.00%)  (4.00%)  (5.00%)
----------------------------------------------------------------------------------------------------------------------------

                                   UECG3(7) UECG4(7) WECG5(7) WECG8(7) UECB1(7) UECB2(7) UECB3(7) UECB4(7) WECB5(7) WECB8(7)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --     --       --        --       --       --       --        --
At Dec. 31, 2001                        --       --       --     --       --        --       --       --       --        --
At Dec. 31, 2002                     $0.95    $0.95    $0.95  $0.95    $1.04     $1.04    $1.04    $1.04    $1.04     $1.04
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --     --       --        --       --       --       --        --
At Dec. 31, 2002                        39      216       13      3      241       892      301      756      106        --
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --     --       --        --       --       --       --        --
At Dec. 31, 2002                       $38     $206      $13     $3     $251      $927     $313     $785     $110        --
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --     --       --        --       --       --       --        --
For the year ended Dec. 31, 2002        --       --       --     --    5.74%     6.72%    6.24%    7.11%    8.91%    11.41%
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --     --       --        --       --       --       --        --
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%  1.60%    1.00%     1.10%    1.25%    1.35%    1.40%     1.60%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --     --       --        --       --       --       --        --
For the year ended Dec. 31, 2002    (5.00%)  (5.00%)  (5.00%)(5.00%)   4.00%     4.00%    4.00%    4.00%    4.00%     4.00%
---------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                  UEEI1(7) UEEI2(7) UEEI3(7) UEEI4(7) WEEI5(7) WEEI8(7) UEFF1(7) UEFF2(7) UEFF3(7) UEFF4(7)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --     --       --        --      --     --      --      --
At Dec. 31, 2001                        --       --       --     --       --        --      --     --      --      --
At Dec. 31, 2002                     $0.97    $0.97    $0.96  $0.96    $0.96     $0.96   $1.00  $1.00   $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --     --       --        --      --     --      --      --
At Dec. 31, 2002                        34      388       29    174        9        21      10    132       8      26
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --     --       --        --      --     --      --      --
At Dec. 31, 2002                       $33     $375      $28   $167       $9       $20     $10   $132      $8     $26
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --     --       --        --      --     --      --      --
For the year ended Dec. 31, 2002    10.03%    8.33%    6.76%  9.43%    7.97%    11.32%   8.62% 10.00%  10.58%  15.62%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --     --       --        --      --     --      --      --
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%  1.35%    1.40%     1.60%   1.00%  1.10%   1.25%   1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --     --       --        --      --     --      --      --
For the year ended Dec. 31, 2002    (3.00%)  (3.00%)  (4.00%)(4.00%)  (4.00%)   (4.00%)  0.00%  0.00%   0.00%   0.00%
---------------------------------------------------------------------------------------------------------------------------

                                    WEFF5(7) WEFF8(7) UEFD1(5) UEFD2(5) UEFD3(5) UEFD4(5) WEFD5(5) WEFD8(5) UEGO1(7) UEGO2(7)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --        --      --     --        --      --
At Dec. 31, 2001                        --       --       --       --       --        --      --     --        --      --
At Dec. 31, 2002                     $1.00    $1.00    $0.96    $0.96    $0.96     $0.96   $0.96  $0.96     $0.92   $0.92
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --     --        --      --
At Dec. 31, 2002                        --       --       --       --       --        --      --     --        12     192
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --     --        --      --
At Dec. 31, 2002                        --       --       --       --       --        --      --     --       $11    $177
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --     --        --      --
For the year ended Dec. 31, 2002     0.15%    5.87%       --       --       --        --      --     --     4.63%   4.60%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --     --        --      --
For the year ended Dec. 31, 2002     1.40%    1.60%    1.00%    1.10%    1.25%     1.35%   1.40%  1.60%     1.00%   1.10%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --     --        --      --
For the year ended Dec. 31, 2002     0.00%    0.00%   (4.00%)  (4.00%)  (4.00%)   (4.00%) (4.00%)(4.00%)   (8.00%) (8.00%)
------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                   UEGO3(7) UEGO4(7) WEGO5(7)  WEGO8(7) UEGR1(7)  UEGR2(7)  UEGR3(7) UEGR4(7)  WEGR5(7) WEGR8(7)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2001                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2002                     $0.92    $0.92    $0.92    $0.92    $0.99     $0.99     $0.99    $0.99     $0.99     $0.98
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2002                        23      124       10       --        8       173        26       47         4        --
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2002                       $21     $114       $9       --       $8      $171       $25      $46        $4        --
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --        --        --       --        --        --
For the year ended Dec. 31, 2002     3.50%    4.27%    3.79%    1.85%       --        --        --       --        --        --
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --        --        --       --        --        --
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%    1.60%    1.00%     1.10%     1.25%    1.35%     1.40%     1.60%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --        --        --       --        --        --
For the year ended Dec. 31, 2002    (8.00%)  (8.00%)  (8.00%)  (8.00%)  (1.00%)   (1.00%)   (1.00%)  (1.00%)   (1.00%)   (2.00%)
--------------------------------------------------------------------------------------------------------------------------------

                                    UEGW1(5) UEGW2(5) UEGW3(5) UEGW4(5)   WEGW5(5)   WEGW8(5)  UEHI1(7) UEHI2(7)  UEHI3(7) UEHI4(7)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --         --          --        --       --        --      --
At Dec. 31, 2001                        --       --       --       --         --          --        --       --        --      --
At Dec. 31, 2002                     $0.96    $0.96    $0.96    $0.96      $0.96       $0.96     $1.04    $1.04     $1.04   $1.04
-----------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --         --          --        --       --        --      --
At Dec. 31, 2002                         3       35        1        2         --          21        95      202       133     336
-----------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --         --          --        --       --        --      --
At Dec. 31, 2002                        $3      $34       --       $2         --         $20       $98     $209      $138    $347
-----------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --         --          --        --       --        --      --
For the year ended Dec. 31, 2002     5.00%    7.13%    6.10%    5.74%      3.49%       8.87%    10.49%   16.72%    15.83%  14.80%
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --         --          --        --       --        --      --
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%    1.35%      1.40%       1.60%     1.00%    1.10%     1.25%   1.35%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --         --          --        --       --        --      --
For the year ended Dec. 31, 2002    (4.00%)  (4.00%)  (4.00%)  (4.00%)    (4.00%)     (4.00%)    4.00%    4.00%     4.00%   4.00%
-----------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    WEHI5(7) WEHI8(7) UEIG1(7) UEIG2(7) UEIG3(7) UEIG4(7) WEIG5(7) WEIG8(7) UEMA1(7) UEMA2(7)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --        --      --      --       --       --
At Dec. 31, 2001                        --       --       --       --       --        --      --      --       --       --
At Dec. 31, 2002                     $1.04    $1.03    $0.93    $0.93    $0.93     $0.93   $0.93   $0.93    $0.95    $0.95
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --      --       --       --
At Dec. 31, 2002                       103       --       31      213       40       145      12      --        7       64
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --      --       --       --
At Dec. 31, 2002                      $107       --      $28     $198      $37      $135     $11      --       $7      $61
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --      --       --       --
For the year ended Dec. 31, 2002    14.68%    6.60%    7.67%   10.28%    7.70%     9.60%   9.26%   4.13%       --       --
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --      --       --       --
For the year ended Dec. 31, 2002     1.40%    1.60%    1.00%    1.10%    1.25%     1.35%   1.40%   1.60%    1.00%    1.10%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --      --       --       --
For the year ended Dec. 31, 2002     4.00%    3.00%   (7.00%)  (7.00%)  (7.00%)   (7.00%) (7.00%) (7.00%)  (5.00%)  (5.00%)
--------------------------------------------------------------------------------------------------------------------------------

                                    UEMA3(7) UEMA4(7) WEMA5(7) WEMA8(7) UEOE1(7)  UEOE2(7) UEOE3(7) UEOE4(7)  WEOE5(7) WEOE8(7)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --        --      --        --        --        --
At Dec. 31, 2001                        --       --       --       --       --        --      --        --        --        --
At Dec. 31, 2002                     $0.95    $0.95    $0.95    $0.95    $0.96     $0.96   $0.96     $0.96     $0.96     $0.96
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --        --        --        --
At Dec. 31, 2002                        11       83        4       --       86       351      42       276        13         3
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --        --        --        --
At Dec. 31, 2002                       $10      $79       $3       --      $83      $338     $41      $266       $13        $3
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --        --        --        --
For the year ended Dec. 31, 2002        --       --       --       --       --        --      --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --        --        --        --
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%    1.60%    1.00%     1.10%   1.25%     1.35%     1.40%     1.60%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --        --        --        --
For the year ended Dec. 31, 2002    (5.00%)  (5.00%)  (5.00%)  (5.00%)  (4.00%)   (4.00%) (4.00%)   (4.00%)   (4.00%)   (4.00%)
--------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                     UESM1(7) UESM2(7) UESM3(7) UESM4(7) WESM5(7) WESM8(7) UESE1(5) UESE2(5) UESE3(5) UESE4(5)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --        --      --       --        --        --
At Dec. 31, 2001                        --       --       --       --       --        --      --       --        --        --
At Dec. 31, 2002                     $0.95    $0.95    $0.95    $0.95    $0.95     $0.95   $0.96    $0.96     $0.96     $0.96
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --       --        --        --
At Dec. 31, 2002                        75      482      157      396        7         2      --        3        --        13
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --        --      --       --        --        --
At Dec. 31, 2002                       $71     $460     $150     $378       $6        $2      --       $3        --       $12
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --       --        --        --
For the year ended Dec. 31, 2002     0.44%    0.60%    0.81%    0.70%    0.68%     0.79%      --       --        --        --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --       --        --        --
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%    1.35%    1.40%     1.60%   1.00%    1.10%     1.25%     1.35%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --        --      --       --        --        --
For the year ended Dec. 31, 2002    (5.00%)  (5.00%)  (5.00%)  (5.00%)  (5.00%)   (5.00%) (4.00%)  (4.00%)   (4.00%)   (4.00%)
------------------------------------------------------------------------------------------------------------------------------

                                    WESE5(5) WESE8(5) UEST1(7) UEST2(7)  UEST3(7) UEST4(7)   WEST5(7) WEST8(7) UFCO1(4)  UFCO2(4)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2001                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2002                     $0.96    $0.96    $1.08    $1.08    $1.08     $1.08     $1.08    $1.08     $0.86     $0.86
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2002                        --       --       --      137       74       325         4       --       209       740
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --        --        --       --        --        --
At Dec. 31, 2002                        --       --       --     $149      $80      $352        $4       --      $181      $639
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --        --        --       --        --        --
For the year ended Dec. 31, 2002        --       --    0.13%   38.38%   24.56%    19.27%    29.59%   13.30%        --        --
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --        --        --       --        --        --
For the year ended Dec. 31, 2002     1.40%    1.60%    1.00%    1.10%    1.25%     1.35%     1.40%    1.60%     1.00%     1.10%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --        --        --       --        --        --
For the year ended Dec. 31, 2002    (4.00%)  (4.00%)   8.00%    8.00%    8.00%     8.00%     8.00%    8.00%   (14.00%)  (14.00%)
---------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    UFCO3(4) UFCO4(4) WFCO5(5) WFCO8(5) UFGR1(4)  UFGR2(4) UFGR3(4) UFGR4(4)  WFGR5(8)  WFGR8(8)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --       --       --       --        --        --
At Dec. 31, 2001                        --       --       --       --       --       --       --       --        --        --
At Dec. 31, 2002                     $0.86    $0.86    $0.97    $0.97    $0.75    $0.75    $0.75    $0.75     $0.73     $0.73
-----------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --       --       --       --        --        --
At Dec. 31, 2002                       115      395        8       --       18      108       31      108        14        --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --       --       --       --        --        --
At Dec. 31, 2002                       $99     $341       $8       --      $13      $80      $23      $80       $10        --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --        --        --
For the year ended Dec. 31, 2002        --       --       --       --       --       --       --       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --        --        --
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%    1.60%    1.00%    1.10%    1.25%    1.35%     1.40%     1.60%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --        --        --
For the year ended Dec. 31, 2002   (14.00%) (14.00%)  (3.00%)  (3.00%) (25.00%) (25.00%) (25.00%) (25.00%)  (27.00%)  (27.00%)
-----------------------------------------------------------------------------------------------------------------------------------

                                   UFMC1(4) UFMC2(4) WMDC6(9) UFMC4(4)   WMDC5(9)  WMDC8(8)  WMDC2(9) UVAS1(4)  UVAS2(4)  PVAS1
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --         --        --        --       --        --    $1.29
At Dec. 31, 2001                        --       --    $1.06       --      $1.06        --     $1.06       --        --    $1.45
At Dec. 31, 2002                     $0.85    $0.85    $0.95    $0.85      $0.94     $0.89     $0.94    $0.80     $0.80    $1.30
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --      522       --         94        --         8       --        --        2
At Dec. 31, 2002                        94      773    1,445      503        250        27        42       24       127       47
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --     $556       --       $100        --        $8       --        --       $3
At Dec. 31, 2002                       $80     $655   $1,366     $426       $236       $24       $40      $19      $102      $61
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --         --        --        --       --        --    0.58%
For the year ended Dec. 31, 2002        --       --    0.52%       --      0.52%        --     0.35%    0.01%        --    0.27%
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --    1.25%       --      1.40%        --     1.65%       --        --    1.25%
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%    1.35%      1.40%     1.60%     1.65%    1.00%     1.10%    1.25%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --    6.00%       --      6.00%        --     6.00%       --        --   12.40%
For the year ended Dec. 31, 2002   (15.00%) (15.00%) (10.38%) (15.00%)   (11.32%)  (11.00%)  (11.32%) (20.00%)  (20.00%) (10.34%)
---------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                  UVAS4(4) WVAS5(8) WVAS8(8) WVAS2(6)    UMSS1     UMSS2   PMSS1     UMSS4     EMU     SMSS1
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --      --      $1.09     $1.09    $1.16     $1.09    $1.17    $1.19
At Dec. 31, 2001                       --       --       --      --      $1.16     $1.16    $1.22     $1.15    $1.23    $1.25
At Dec. 31, 2002                    $0.80    $0.88    $0.88   $0.79      $1.01     $1.01    $1.06     $1.00    $1.07    $1.09
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --      --         61     1,321      252     1,374      546      473
At Dec. 31, 2002                       61       55       --       4        753     5,681    2,393     6,327      966      690
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --      --        $71    $1,530     $307    $1,585     $674     $593
At Dec. 31, 2002                      $49      $48       --      $3       $762    $5,737   $2,547    $6,347   $1,037     $751
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --      --      1.62%     0.63%    1.02%     1.21%    2.10%    3.19%
For the year ended Dec. 31, 2002       --    0.44%    1.04%   0.08%      0.75%     0.89%    0.87%     0.91%    0.96%    1.38%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --      --      1.00%     1.10%    1.25%     1.35%    1.40%    1.60%
For the year ended Dec. 31, 2002    1.35%    1.40%    1.60%   1.65%      1.00%     1.10%    1.25%     1.35%    1.40%    1.60%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --      --      6.42%     6.42%    5.17%     5.50%    5.13%    5.04%
For the year ended Dec. 31, 2002  (20.00%) (12.00%) (12.00%) (21.00%)  (12.93%)  (12.93%) (13.11%)  (13.04%) (13.01%) (12.80%)
-------------------------------------------------------------------------------------------------------------------------------

                                     WMSS2     UINT1     UINT2    UINT3      UINT4    WINT5(8)  WINT8(8)   UNDS1    UNDS2   PSND1
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $1.11     $1.02     $1.02    $1.02      $1.02        --        --     $1.01     $1.01    $0.93
At Dec. 31, 2001                     $1.17     $0.85     $0.85    $0.84      $0.84        --        --     $0.95     $0.95    $0.87
At Dec. 31, 2002                     $1.02     $0.68     $0.68    $0.68      $0.68     $0.84     $0.84     $0.64     $0.64    $0.58
------------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        41       324       887      514      1,576        --        --       115       317      293
At Dec. 31, 2002                       123       513     2,059      866      2,373       286       330       165       569      441
------------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       $48      $275      $750     $433     $1,327        --        --      $109      $300     $258
At Dec. 31, 2002                      $125      $350    $1,402     $588     $1,605      $240      $276      $106      $363     $260
------------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     0.04%     2.18%     1.23%    1.23%      2.64%        --        --        --        --       --
For the year ended Dec. 31, 2002     0.71%     1.41%     1.64%    1.65%      1.92%     3.03%     4.10%        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.65%     1.00%     1.10%    1.25%      1.35%        --        --     1.00%     1.10%    1.25%
For the year ended Dec. 31, 2002     1.65%     1.00%     1.10%    1.25%      1.35%     1.40%     1.60%     1.00%     1.10%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001     5.41%   (16.67%)  (16.67%)  (17.65%)  (17.65%)       --        --    (5.94%)   (5.94%)  (6.45%)
For the year ended Dec. 31, 2002   (12.82%)  (20.00%)  (20.00%)  (19.05%)  (19.05%)  (16.00%)  (16.00%)  (32.63%)  (32.63%) (33.33%)
------------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                     UNDS4  WSND5(8)  WSND8(8)    UTRS1     UTRS2     PSTR1    UTRS4  WSTR5(8)  WSTR8(8)  USUT1(4)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $1.01        --        --    $1.12     $1.12     $1.06    $1.11      --       --       --
At Dec. 31, 2001                     $0.94        --        --    $1.10     $1.10     $1.05    $1.10      --       --       --
At Dec. 31, 2002                     $0.63     $0.73     $0.73    $1.04     $1.03     $0.98    $1.03   $0.93    $0.93    $0.87
--------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       454        --        --      792     3,440     1,861    3,493      --       --       --
At Dec. 31, 2002                       832        20        --    1,585     7,687     3,949    8,646      11        6       --
--------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $428        --        --     $875    $3,794    $1,953   $3,839      --       --       --
At Dec. 31, 2002                      $527       $15        --   $1,640    $7,937    $3,873   $8,870     $10       $5       --
--------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --        --        --    0.90%     0.88%     0.89%    0.87%      --       --       --
For the year ended Dec. 31, 2002        --        --        --    1.39%     1.43%     1.41%    1.46%   0.06%    0.03%       --
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.35%        --        --    1.00%     1.10%     1.25%    1.35%      --       --       --
For the year ended Dec. 31, 2002     1.35%     1.40%     1.60%    1.00%     1.10%     1.25%    1.35%   1.40%    1.60%    1.00%
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    (6.93%)       --        --   (1.79%)   (1.79%)   (0.94%)  (0.90%)     --       --       --
For the year ended Dec. 31, 2002   (32.98%)  (27.00%)  (27.00%)  (5.45%)   (6.36%)   (6.67%)  (6.36%) (7.00%)  (7.00%) (13.00%)
--------------------------------------------------------------------------------------------------------------------------------

                                    USUT2(4) PSUT1     USUT4(4)  WSUT5(8)  WSUT8(8)  UOCA1(4) UOCA2(4) UOCA3(4) UOCA4(4) WOCA5(5)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --     $1.01        --       --         --        --       --      --       --       --
At Dec. 31, 2001                        --     $0.75        --       --         --        --       --      --       --       --
At Dec. 31, 2002                     $0.87     $0.57     $0.87    $0.85      $0.85     $0.78    $0.78   $0.78    $0.78    $0.97
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       126        --       --         --        --       --      --       --       --
At Dec. 31, 2002                        23       209         5        6         --         9      141      39      163       --
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       $95        --       --         --        --       --      --       --       --
At Dec. 31, 2002                       $20      $119        $5       $5         --        $7     $111     $30     $127       --
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --     2.76%        --       --         --        --       --      --       --       --
For the year ended Dec. 31, 2002        --     2.30%        --    0.02%      3.10%        --       --      --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --     1.25%        --       --         --        --       --      --       --       --
For the year ended Dec. 31, 2002     1.10%     1.25%     1.35%    1.40%      1.60%     1.00%    1.10%   1.25%    1.35%    1.40%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --   (25.74%)       --       --         --        --       --      --       --       --
For the year ended Dec. 31, 2002   (13.00%)  (24.00%)  (13.00%)  (15.00%)  (15.00%)  (22.00%) (22.00%) (22.00%) (22.00%) (3.00%)
---------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    WOCA8(5) UOGS1(4) UOGS2(4) WOGS6(6)  UOGS4(4) WOGS5(6)  WOGS8(5) WOGS2(6)  UOSM1(4) UOSM2(4)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --        --      --         --        --       --       --        --       --
At Dec. 31, 2001                        --       --        --      --         --        --       --       --        --       --
At Dec. 31, 2002                     $0.97    $0.77     $0.77   $0.77      $0.77     $0.77    $0.93    $0.77     $0.79    $0.79
------------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --        --      --         --        --       --       --        --       --
At Dec. 31, 2002                        --       25       123     190         56        12        9       --        33      199
------------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --        --      --         --        --       --       --        --       --
At Dec. 31, 2002                        --      $19       $95    $147        $43        $9       $8       --       $26     $158
------------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --        --      --         --        --       --       --        --       --
For the year ended Dec. 31, 2002        --       --        --      --         --        --       --       --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --        --      --         --        --       --       --        --       --
For the year ended Dec. 31, 2002     1.60%    1.00%     1.10%   1.25%      1.35%     1.40%    1.60%    1.65%     1.00%    1.10%
------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --        --      --         --        --       --       --        --       --
For the year ended Dec. 31, 2002    (3.00%) (23.00%)  (23.00%) (23.00%)  (23.00%)  (23.00%)  (7.00%) (23.00%)  (21.00%) (21.00%)
------------------------------------------------------------------------------------------------------------------------------------

                                    UOSM3(4) UOSM4(4) WOSM5(7) WOSM8(7) USTB1(4) USTB2(4) WSTB6(6) USTB4(4) WSTB5(6) WSTB8(5)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                        --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2002                     $0.79    $0.79    $0.95    $0.95    $1.04    $1.04    $1.03    $1.03    $1.03    $1.04
---------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2002                        65       87        4       13       38      161      212      148       10       --
---------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2002                       $52      $69       $3      $12      $39     $167     $219     $153      $10       --
---------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002        --       --       --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%    1.60%    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002   (21.00%) (21.00%)  (5.00%)  (5.00%)   4.00%    4.00%    3.00%    3.00%    3.00%    4.00%
---------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    WSTB2(6)  UGIN1    UGIN2      PGIN1      UGIN4     EPG    WGIN8(8)  UHSC1(5)  UHSC2(5)  WHSC6(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --     $1.07     $1.07     $1.03     $1.07     $1.26       --       --        --         --
At Dec. 31, 2001                        --     $0.99     $0.99     $0.95     $0.98     $1.16       --       --        --         --
At Dec. 31, 2002                     $1.03     $0.79     $0.79     $0.76     $0.79     $0.93    $0.81    $0.98     $0.98      $0.84
------------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       287     1,166       963     1,109     6,280       --       --        --         --
At Dec. 31, 2002                        --       379     1,991     1,583     1,879     5,706       --       --        31         52
------------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --      $285    $1,153      $918    $1,091    $7,290       --       --        --         --
At Dec. 31, 2002                        --      $301    $1,576    $1,208    $1,478    $5,291       --       --       $30        $44
------------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --     0.19%     0.44%     0.70%     0.72%     1.62%       --       --        --         --
For the year ended Dec. 31, 2002        --     1.73%     1.39%     1.37%     1.33%     1.59%    1.89%       --        --         --
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --     1.00%     1.10%     1.25%     1.35%     1.40%       --       --        --         --
For the year ended Dec. 31, 2002     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%    1.60%    1.00%     1.10%      1.25%
------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --    (7.48%)   (7.48%)   (7.77%)   (8.41%)   (7.94%)      --       --        --         --
For the year ended Dec. 31, 2002     3.00%   (20.20%)  (20.20%)  (20.00%)  (19.39%)  (19.83%) (19.00%)  (2.00%)   (2.00%)   (16.00%)
------------------------------------------------------------------------------------------------------------------------------------

                                    UHSC4(5) WHSC5(6)  WHSC8(5) WHSC2(6)  UIGR1(4) UIGR2(4)  PIGR1     UIGR4(4)    EPL     WIGR8(8)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --        --       --        --        --       --    $1.15        --      $1.19        --
At Dec. 31, 2001                        --        --       --        --        --       --    $0.90        --      $0.93        --
At Dec. 31, 2002                     $0.97     $0.84    $0.97     $0.84     $0.80    $0.80    $0.73     $0.79      $0.76     $0.85
------------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --        --       --        --        --       --    4,731        --      1,775        --
At Dec. 31, 2002                         7        12       --        33        33      436    4,994       544      1,856         7
------------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --        --       --        --        --       --   $4,269        --     $1,651        --
At Dec. 31, 2002                        $7       $10       --       $28       $26     $347   $3,662      $432     $1,401        $6
------------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --        --       --        --        --       --    0.25%        --      0.31%        --
For the year ended Dec. 31, 2002        --        --       --        --        --       --    0.83%        --      0.87%     0.03%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --        --       --        --        --       --    1.25%        --      1.40%        --
For the year ended Dec. 31, 2002     1.35%     1.40%    1.60%     1.65%     1.00%    1.10%    1.25%     1.35%      1.40%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --        --       --        --        --       --  (21.74%)       --    (21.85%)       --
For the year ended Dec. 31, 2002    (3.00%)  (16.00%)  (3.00%)  (16.00%)  (20.00%) (20.00%) (18.89%)  (21.00%)   (18.28%)  (15.00%)
------------------------------------------------------------------------------------------------------------------------------------

Evergreen New Solutions Variable Annuity
     American Enterprise Variable Annuity Account

                                    WIGR2    UVCP1(5) UVCP2(5) UVCP3(5) UVCP4(5) WVCP5(5) WVCP8(5) UVGI1(5) UVGI2(5) UVGI3(5)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.75       --       --       --       --        --      --       --        --       --
At Dec. 31, 2001                     $0.59       --       --       --       --        --      --       --        --       --
At Dec. 31, 2002                     $0.47    $0.98    $0.98    $0.98    $0.98     $0.96   $0.98    $0.98     $0.96    $0.96
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       730       --       --       --       --        --      --       --        --       --
At Dec. 31, 2002                       666        1      203      186      169        --       3        2        43        4
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $427       --       --       --       --        --      --       --        --       --
At Dec. 31, 2002                      $315       $1     $199     $182     $166        --      $3       $2       $41       $4
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     0.27%       --       --       --       --        --      --       --        --       --
For the year ended Dec. 31, 2002     0.85%       --       --       --       --        --      --       --        --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.65%       --       --       --       --        --      --       --        --       --
For the year ended Dec. 31, 2002     1.65%    1.00%    1.10%    1.25%    1.35%     1.40%   1.60%    1.00%     1.10%    1.25%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (21.33%)      --       --       --       --        --      --       --        --       --
For the year ended Dec. 31, 2002   (20.34%)  (2.00%)  (2.00%)  (2.00%)  (2.00%)   (4.00%) (2.00%)  (2.00%)   (4.00%)  (4.00%)
------------------------------------------------------------------------------------------------------------------------------

                                    UVGI4(5) WVGI5(5) WVGI8(5) UVRE1(5) UVRE2(5) UVRE3(5) UVRE4(5) WVRE5(5) WVRE8(5)
-------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                        --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                        --       --       --       --       --       --       --       --       --
At Dec. 31, 2002                     $0.96    $0.96    $0.96    $0.96    $0.96    $0.96    $0.96    $0.96    $0.96
--------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                        --       --       --       --       --       --       --       --       --
At Dec. 31, 2002                        74       --       --       --       57       --        1        1       --
--------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        --       --       --       --       --       --       --       --       --
At Dec. 31, 2002                       $71       --       --       --      $55       --       $1       $1       --
--------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002        --       --       --    9.85%   28.93%    9.84%   16.60%   20.68%    9.84%
--------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002     1.35%    1.40%    1.60%    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%
--------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002    (4.00%)  (4.00%)  (4.00%)  (4.00%)  (4.00%)  (4.00%)  (4.00%)  (4.00%)  (4.00%)
--------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)    Operations commenced on May 21, 2002.

(5)    Operations commenced on August 30, 2002.

(6)    Operations commenced on May 1, 2002.

(7)    Operations commenced on July 31, 2002.

(8)    Operations commenced on March 1, 2002.

(9)    Operations commenced on May 1, 2001.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity (comprised of subaccounts PBND1, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, PDEI1, WDEI5, SDEI1, WDEI2, UFIF1, UFIF2, UFIF3, UFIF4, WFDI5, SFDI1, WFDI2, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC1, WMDC6, WMDC5, WMDC2, PVAS1, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, UNDS1, UNDS2, PSND1, UNDS4, UTRS1, UTRS2, PSTR1, UTRS4, PSUT1, UGIN1, UGIN2, PGIN1, UGIN4, EPG, PIGR1, EPL and WIGR2) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota

March 22, 2002

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001                                              PBND1          ESI          SBND1         UCMG1         UCMG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,724  $ 13,766,541  $  1,520,488  $    564,578  $  2,860,577
                                                           --------------------------------------------------------------------
    at market value                                        $    110,307  $ 13,100,494  $  1,516,795  $    564,562  $  2,860,504
Dividends receivable                                                515        61,562         7,062           849         4,222
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --        20,846            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    110,822    13,162,056     1,523,857       586,257     2,864,726
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  103        14,023         1,865           407         2,257
    Administrative charge                                            14         1,683           193            72           356
    Contract terminations                                            --        24,012        31,136            --         4,715
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   117        39,718        33,194           479         7,328
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       110,705    13,108,485     1,490,663       585,778     2,857,398
Net assets applicable to contracts in payment period                 --        13,853            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    110,705  $ 13,122,338  $  1,490,663  $    585,778  $  2,857,398
===============================================================================================================================
Accumulation units outstanding                                   99,294     8,923,249     1,362,937       554,322     2,828,091
===============================================================================================================================
Net asset value per accumulation unit                      $       1.11  $       1.47  $       1.09  $       1.06  $       1.01
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                   PCMG1         UCMG4         EMS            SCMG1       PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,418,388  $  4,036,477  $ 10,636,787  $ 11,992,250  $    335,431
                                                           --------------------------------------------------------------------
    at market value                                        $  2,418,326  $  4,036,385  $ 10,636,500  $ 11,991,940  $    344,753
Dividends receivable                                              3,613         6,015        17,272        18,459            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,750        16,615            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,425,689     4,059,015    10,653,772    12,010,399       344,753
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,243         4,070        12,144        15,091           292
    Administrative charge                                           306           509         1,457         1,561            40
    Contract terminations                                            --            --        14,931        31,880            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,549         4,579        28,532        48,532           332
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,423,140     4,054,436    10,625,231    11,961,867       344,421
Net assets applicable to contracts in payment period                 --            --             9            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,423,140  $  4,054,436  $ 10,625,240  $ 11,961,867  $    344,421
===============================================================================================================================
Accumulation units outstanding                                2,250,084     3,857,418     8,408,678    11,399,177       341,828
===============================================================================================================================
Net asset value per accumulation unit                      $       1.08  $       1.05  $       1.26  $       1.05  $       1.01
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WDEI5         SDEI1         WDEI2         UFIF1         UFIF2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    114,548  $    390,467  $     35,216  $     31,918  $  2,743,808
                                                           --------------------------------------------------------------------
    at market value                                        $    116,442  $    396,651  $     37,008  $     31,885  $  2,741,084
Dividends receivable                                                 --            --            --           149        11,455
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  8,486            --            --           838         3,518
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    124,928       396,651        37,008        32,872     2,756,057
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  116           487            48            23         1,979
    Administrative charge                                            14            50             5             4           312
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   130           537            53            27         2,291
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       124,798       396,114        36,955        32,845     2,753,766
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    124,798  $    396,114  $     36,955  $     32,845  $  2,753,766
===============================================================================================================================
Accumulation units outstanding                                  114,711       367,200        34,122        29,537     2,495,317
===============================================================================================================================
Net asset value per accumulation unit                      $       1.09  $       1.08  $       1.08  $       1.11  $       1.10
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                   UFIF3        UFIF4         WFDI5         SFDI1         WFDI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    886,081  $  1,455,170  $    128,595  $    469,394  $    637,913
                                                           --------------------------------------------------------------------
    at market value                                        $    886,045  $  1,455,262  $    129,454  $    468,903  $    649,109
Dividends receivable                                              3,863         6,575           605         2,239         3,043
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,583         9,224            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    891,491     1,471,061       130,059       471,142       652,152
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  775         1,438           139           592           832
    Administrative charge                                           106           180            16            61            83
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   881         1,618           155           653           915
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       890,610     1,469,443       129,904       470,489       651,237
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    890,610  $  1,469,443  $    129,904  $    470,489  $    651,237
===============================================================================================================================
Accumulation units outstanding                                  798,992     1,320,542       117,173       423,532       591,918
===============================================================================================================================
Net asset value per accumulation unit                      $       1.11  $       1.11  $       1.11  $       1.11  $       1.10
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UNDM1         UNDM2         PNDM1         UNDM4          EGD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     15,436  $     59,735  $  3,642,857  $    154,634  $  6,418,939
                                                           --------------------------------------------------------------------
    at market value                                        $     15,226  $     61,358  $  2,970,275  $    145,479  $  5,323,764
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --        38,017            --        52,906
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     15,226        61,358     3,008,292       145,479     5,376,670
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   11            42         2,734           146         5,654
    Administrative charge                                             2             7           373            18           678
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13            49         3,107           164         6,332
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        15,213        61,309     2,958,110       145,315     5,370,338
Net assets applicable to contracts in payment period                 --            --        47,075            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     15,213  $     61,309  $  3,005,185  $    145,315  $  5,370,338
===============================================================================================================================
Accumulation units outstanding                                   20,086        80,914     3,478,255       193,128     4,236,699
===============================================================================================================================
Net asset value per accumulation unit                      $       0.76  $       0.76  $       0.85  $       0.75  $       1.27
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  SNDM1         WNDM2         UGIP1         UGIP2         UGIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,733,617  $    629,736  $    636,530  $  3,470,735  $  2,115,203
                                                           --------------------------------------------------------------------
    at market value                                        $  2,142,412  $    493,518  $    617,845  $  3,468,811  $  2,074,879
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         1,006        20,682        26,538         2,698
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --           493         2,904         2,126
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,142,412       494,524       639,020     3,498,253     2,079,703
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,630           624           419         2,508         1,871
    Administrative charge                                           272            63            74           396           255
    Contract terminations                                           382            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --        20,583        26,538         2,698
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,284           687        21,076        29,442         4,824
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,139,128       493,837       617,944     3,468,811     2,068,402
Net assets applicable to contracts in payment period                 --            --            --            --         6,477
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,139,128  $    493,837  $    617,944  $  3,468,811  $  2,074,879
===============================================================================================================================
Accumulation units outstanding                                2,896,006       700,758       640,320     3,600,756     2,151,801
===============================================================================================================================
Net asset value per accumulation unit                      $       0.74  $       0.70  $       0.97  $       0.96  $       0.96
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UGIP4          UPRG1        UPRG2         UPRG3         UPRG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,600,810  $    518,003  $  2,573,961  $  1,415,110  $  4,139,970
                                                           --------------------------------------------------------------------
    at market value                                        $  4,531,354  $    484,925  $  2,307,840  $  1,267,770  $  3,781,643
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 28,532         1,313         6,386         1,625         9,308
Receivable from mutual funds and portfolios
  for share redemptions                                           4,858           398         2,076         1,310         4,170
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,564,744       486,636     2,316,302     1,270,705     3,795,121
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,318           338         1,793         1,153         3,707
    Administrative charge                                           540            60           283           157           463
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      28,532         1,313         6,386         1,625         9,308
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                33,390         1,711         8,462         2,935        13,478
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,531,354       484,925     2,307,840     1,267,770     3,781,643
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,531,354  $    484,925  $  2,307,840  $  1,267,770  $  3,781,643
===============================================================================================================================
Accumulation units outstanding                                4,721,969       740,893     3,530,935     1,944,137     5,808,378
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       0.65  $       0.65  $       0.65  $       0.65
===============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                   EPP           SPGR1        UTEC1         UTEC2        UTEC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,588,060  $  6,822,694  $    213,563  $    861,465  $    510,722
                                                           --------------------------------------------------------------------
    at market value                                        $  2,021,153  $  5,227,359  $    186,397  $    708,874  $    404,351
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  6,771       169,422            --         6,792            91
Receivable from mutual funds and portfolios
  for share redemptions                                           2,374         6,874           155           647           419
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,030,298     5,403,655       186,552       716,313       404,861
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,120         6,230           132           559           369
    Administrative charge                                           254           644            23            88            50
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       6,771       169,422            --         6,792            91
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 9,145       176,296           155         7,439           510
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,021,153     5,227,359       186,397       708,874       404,351
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,021,153  $  5,227,359  $    186,397  $    708,874  $    404,351
===============================================================================================================================
Accumulation units outstanding                                2,573,940     7,466,298       363,975     1,386,796       792,626
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       0.70  $       0.51  $       0.51  $       0.51
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UTEC4           ETC          STEC1         WMDC6         WMDC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,385,314  $  2,692,370  $  4,773,451  $    531,717  $     95,296
                                                           --------------------------------------------------------------------
    at market value                                        $  1,139,766  $  1,554,637  $  3,256,312  $    555,738  $     99,826
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,606           392            --        43,665            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,271         1,848         4,388           469           115
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,144,643     1,556,877     3,260,700       599,872        99,941
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,130         1,650         3,977           413           103
    Administrative charge                                           141           198           411            56            12
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       3,606           392            --        43,665            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,877         2,240         4,388        44,134           115
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,139,766     1,554,637     3,256,312       555,738        99,826
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,139,766  $  1,554,637  $  3,256,312  $    555,738  $     99,826
===============================================================================================================================
Accumulation units outstanding                                2,236,653     1,958,182     6,379,528       522,139        93,943
===============================================================================================================================
Net asset value per accumulation unit                      $       0.51  $       0.79  $       0.51  $       1.06  $       1.06
===============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                   WMDC2        PVAS1         UMSS1         UMSS2         PMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,039  $      2,625  $     69,881  $  1,499,298  $    308,138
                                                           --------------------------------------------------------------------
    at market value                                        $      8,315  $      2,916  $     71,298  $  1,529,647  $    307,457
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --        19,865         3,634
Receivable from mutual funds and portfolios
  for share redemptions                                               9             3            60         1,273           275
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,324         2,919        71,358     1,550,785       311,366
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8             3            51         1,099           242
    Administrative charge                                             1            --             9           174            33
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --        19,865         3,634
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9             3            60        21,138         3,909
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         8,315         2,916        71,298     1,529,647       307,457
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      8,315  $      2,916  $     71,298  $  1,529,647  $    307,457
===============================================================================================================================
Accumulation units outstanding                                    7,839         2,015        61,488     1,321,211       251,581
===============================================================================================================================
Net asset value per accumulation unit                      $       1.06  $       1.45  $       1.16  $       1.16  $       1.22
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UMSS4           EMU         SMSS1         WMSS2         UINT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,574,986  $    681,235  $    612,873  $     47,733  $    299,277
                                                           --------------------------------------------------------------------
    at market value                                        $  1,584,855  $    673,880  $    593,143  $     47,990  $    274,624
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 15,386        28,144            --         1,510         3,703
Receivable from mutual funds and portfolios
  for share redemptions                                           1,666           746         8,200            61           219
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,601,907       702,770       601,343        49,561       278,546
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,481           666           736            55           186
    Administrative charge                                           185            80            76             6            33
    Contract terminations                                            --            --         7,388            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      15,386        28,144            --         1,510         3,703
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,052        28,890         8,200         1,571         3,922
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,584,855       673,880       593,143        47,990       274,624
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,584,855  $    673,880  $    593,143  $     47,990  $    274,624
===============================================================================================================================
Accumulation units outstanding                                1,373,613       546,335       472,993        41,027       324,353
===============================================================================================================================
Net asset value per accumulation unit                      $       1.15  $       1.23  $       1.25  $       1.17  $       0.85
===============================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UINT2          UINT3         UINT4         UNDS1        UNDS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    807,452  $    470,526  $  1,543,373  $    109,250  $    291,582
                                                           --------------------------------------------------------------------
    at market value                                        $    749,772  $    433,473  $  1,327,193  $    108,643  $    299,245
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 13,648            72         9,886            --           334
Receivable from mutual funds and portfolios
  for share redemptions                                             678           449         1,466            91           274
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    764,098       433,994     1,338,545       108,734       299,853
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  586           395         1,303            77           238
    Administrative charge                                            92            54           163            14            37
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      13,648            72         9,886            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                14,326           521        11,352            91           275
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       749,772       433,473     1,327,193       108,643       299,578
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    749,772  $    433,473  $  1,327,193  $    108,643  $    299,578
===============================================================================================================================
Accumulation units outstanding                                  887,194       514,024     1,576,124       114,771       316,914
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.84  $       0.84  $       0.95  $       0.95
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                   PSND1         UNDS4        UTRS1         UTRS2         PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    255,435  $    426,683  $    869,542  $  3,738,050  $  1,942,793
                                                           --------------------------------------------------------------------
    at market value                                        $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,115           826        34,405        26,599         7,488
Receivable from mutual funds and portfolios
  for share redemptions                                             269           450           701         3,240         1,951
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    259,833       429,317       910,595     3,824,077     1,962,592
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  237           400           596         2,798         1,717
    Administrative charge                                            32            50           105           442           234
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       1,115           826        34,405        26,599         7,488
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,384         1,276        35,106        29,839         9,439
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       254,471       428,041       875,489     3,794,238     1,953,153
Net assets applicable to contracts in payment period              3,978            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
===============================================================================================================================
Accumulation units outstanding                                  293,016       454,426       792,426     3,439,804     1,861,342
===============================================================================================================================
Net asset value per accumulation unit                      $       0.87  $       0.94  $       1.10  $       1.10  $       1.05
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UTRS4         PSUT1         UGIN1         UGIN2         PGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,821,742  $    104,595  $    295,458  $  1,185,569  $    935,028
                                                           --------------------------------------------------------------------
    at market value                                        $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 15,336            --         1,313            --         7,946
Receivable from mutual funds and portfolios
  for share redemptions                                           4,185            95           240         1,032           892
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,858,210        94,848       286,108     1,153,738       927,321
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,720            84           204           891           785
    Administrative charge                                           465            11            36           141           107
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      15,336            --         1,313            --         7,946
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                19,521            95         1,553         1,032         8,838
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,838,689        94,753       284,555     1,152,706       918,483
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
===============================================================================================================================
Accumulation units outstanding                                3,493,459       126,281       287,498     1,166,067       963,282
===============================================================================================================================
Net asset value per accumulation unit                      $       1.10  $       0.75  $       0.99  $       0.99  $       0.95
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UGIN4          EPG          PIGR1          EPL         WIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,108,085  $  8,106,342  $  5,499,292  $  2,121,939  $    562,152
                                                           --------------------------------------------------------------------
    at market value                                        $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    426,972
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  6,252         5,678         3,935        21,233         1,052
Receivable from mutual funds and portfolios
  for share redemptions                                           1,199         8,628         4,472         1,856           587
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,098,495     7,303,844     4,277,778     1,674,531       428,611
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,066         7,704         3,935         1,657           534
    Administrative charge                                           133           924           537           199            53
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       6,252         5,678         3,935        21,233           913
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,451        14,306         8,407        23,089         1,500
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,091,044     7,289,538     4,256,362     1,651,442       427,111
Net assets applicable to contracts in payment period                 --            --        13,009            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    427,111
===============================================================================================================================
Accumulation units outstanding                                1,108,568     6,280,095     4,730,889     1,775,441       729,923
===============================================================================================================================
Net asset value per accumulation unit                      $       0.98  $       1.16  $       0.90  $       0.93  $       0.59
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   PBND1          ESI           SBND1         UCMG1           UCMG2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,810  $    873,779   $    123,012   $      9,702   $     38,227
Variable account expenses                                         1,141       191,594         30,364          3,339         15,122
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,669       682,185         92,648          6,363         23,105
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,351     2,569,776      4,387,167        427,770        716,961
    Cost of investments sold                                      9,082     2,699,735      4,385,042        427,768        716,966
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    269      (129,959)         2,125              2             (5)
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       398       249,511        (12,724)           (17)           (73)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      667       119,552        (10,599)           (15)           (78)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,336  $    801,737   $     82,049   $      6,348   $     23,027
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PCMG1         UCMG4            EMS          SCMG1          PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     25,379  $     61,769   $    378,788   $    539,123   $      2,671
Variable account expenses                                        12,071        28,012        158,115        242,770          3,158
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  13,308        33,757        220,673        296,353           (487)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         333,971       601,905     41,072,518     40,299,468        479,603
    Cost of investments sold                                    333,972       601,903     41,073,614     40,299,419        448,680
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            2         (1,096)            49         30,923
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)         (106)           605           (576)           870
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (60)         (104)          (491)          (527)        31,793
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,248  $     33,653   $    220,182   $    295,826   $     31,306
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI5         SDEI1          WDEI2          UFIF1          UFIF2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        630  $      4,440   $        178   $        675   $     39,529
Variable account expenses                                           671         5,099            237            160          9,929
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (41)         (659)           (59)           515         29,600
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,329     2,217,200            951         13,277         26,851
    Cost of investments sold                                      5,513     2,267,130            924         13,060         26,662
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (184)      (49,930)            27            217            189
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747         4,363          1,811            (36)        (3,138)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,563       (45,567)         1,838            181         (2,949)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,522  $    (46,226)  $      1,779   $        696   $     26,651
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UFIF3         UFIF4          WFDI5          SFDI1          WFDI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,171  $     26,949   $      3,119   $     11,662   $     23,979
Variable account expenses                                         4,061         8,299            968          4,200          8,718
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  10,110        18,650          2,151          7,462         15,261
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          20,776        43,527          2,777        247,573         34,178
    Cost of investments sold                                     20,599        43,241          2,718        246,453         33,375
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    177           286             59          1,120            803
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (258)         (258)           (39)          (668)         5,156
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (81)           28             20            452          5,959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     10,029  $     18,678   $      2,171   $      7,914   $     21,220
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UNDM1         UNDM2          PNDM1          UNDM4            EGD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         20  $         56   $      6,170   $        260   $     11,728
Variable account expenses                                            59           141         32,623          1,227         72,057
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (39)          (85)       (26,453)          (967)       (60,329)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             132           497        548,441         22,443        704,989
    Cost of investments sold                                        171           555        651,343         23,884        831,932
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (39)          (58)      (102,902)        (1,441)      (126,943)
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (193)        1,623       (331,473)        (9,092)      (844,510)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (232)        1,565       (434,375)       (10,533)      (971,453)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (271) $      1,480   $   (460,828)  $    (11,500)  $ (1,031,782)
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SNDM1         WNDM2          UGIP1          UGIP2          UGIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,492  $      1,041   $      1,636   $      4,319   $      4,372
Variable account expenses                                        30,444         7,405          3,056         13,293         11,742
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (25,952)       (6,364)        (1,420)        (8,974)        (7,370)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         459,920        12,497         78,806         94,504        472,750
    Cost of investments sold                                    587,884        15,984         83,517         98,210        468,350
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (127,964)       (3,487)        (4,711)        (3,706)         4,400
Distributions from capital gains                                     --            --         11,803         31,868         30,507
Net change in unrealized appreciation or
  depreciation of investments                                  (245,647)      (79,605)       (19,696)        (3,692)       (45,536)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (373,611)      (83,092)       (12,604)        24,470        (10,629)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (399,563) $    (89,456)  $    (14,024)  $     15,496   $    (17,999)
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGIP4         UPRG1          UPRG2          UPRG3          UPRG4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,702  $         --   $         --   $         --   $         --
Variable account expenses                                        26,164         2,639         15,296          9,623         28,785
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (17,462)       (2,639)       (15,296)        (9,623)       (28,785)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         196,085        81,346        307,219        265,081        230,387
    Cost of investments sold                                    194,904        92,291        363,508        292,354        276,244
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,181       (10,945)       (56,289)       (27,273)       (45,857)
Distributions from capital gains                                 63,243        12,516         78,187         39,199        107,952
Net change in unrealized appreciation or
  depreciation of investments                                   (80,924)      (30,139)      (225,949)      (114,420)      (322,924)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (16,500)      (28,568)      (204,051)      (102,494)      (260,829)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (33,962) $    (31,207)  $   (219,347)  $   (112,117)  $   (289,614)
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         EPP         SPGR1          UTEC1          UTEC2          UTEC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --   $         --   $         --   $         --
Variable account expenses                                        35,801       100,750          1,202          5,216          3,881
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (35,801)     (100,750)        (1,202)        (5,216)        (3,881)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,642,460     5,392,772         34,701         68,511        104,729
    Cost of investments sold                                  3,297,163     6,969,792         45,955         88,050        144,507
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (654,703)   (1,577,020)       (11,254)       (19,539)       (39,778)
Distributions from capital gains                                163,708       379,405          9,092         43,864         28,351
Net change in unrealized appreciation or
  depreciation of investments                                  (183,026)     (431,950)       (23,626)      (117,149)       (73,364)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (674,021)   (1,629,565)       (25,788)       (92,824)       (84,791)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (709,822) $ (1,730,315)  $    (26,990)  $    (98,040)  $    (88,672)
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     UTEC4           ETC          STEC1       WMDC6(1)       WMDC5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --   $         --   $         --   $         --
Variable account expenses                                        10,157        26,612         76,550          1,260            338
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,157)      (26,612)       (76,550)        (1,260)          (338)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          88,176     1,087,451      9,184,492         16,966            232
    Cost of investments sold                                    118,651     1,785,335     13,066,649         17,020            227
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (30,475)     (697,884)    (3,882,157)           (54)             5
Distributions from capital gains                                 64,851       166,708        510,506             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (210,940)     (181,738)     1,201,985         24,021          4,530
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (176,564)     (712,914)    (2,169,666)        23,967          4,535
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (186,721) $   (739,526)  $ (2,246,216)  $     22,707   $      4,197
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    WMDC2(1)       PVAS1          UMSS1          UMSS2          PMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         11   $        664   $      2,331   $        927
Variable account expenses                                            10            23            412          4,077          1,128
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (10)          (12)           252         (1,746)          (201)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,495         3,462         25,346          5,555         12,908
    Cost of investments sold                                      4,512         3,661         26,494          5,386         13,948
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (17)         (199)        (1,148)           169         (1,040)
Distributions from capital gains                                     --            60          2,232          7,835          3,119
Net change in unrealized appreciation or
  depreciation of investments                                       276           215            417         30,138           (720)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      259            76          1,501         38,142          1,359
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        249  $         64   $      1,753   $     36,396   $      1,158
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UMSS4           EMU          SMSS1          WMSS2          UINT1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,812  $      9,276   $     27,858   $          6   $      3,151
Variable account expenses                                         7,557         6,222         14,205            253          1,439
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (745)        3,054         13,653           (247)         1,712
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         205,810       417,991      2,050,244          4,791        152,773
    Cost of investments sold                                    212,408       424,750      2,172,538          4,522        171,790
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,598)       (6,759)      (122,294)           269        (19,017)
Distributions from capital gains                                 22,901        31,187         93,662             20         24,784
Net change in unrealized appreciation or
  depreciation of investments                                     9,035       (25,983)       (24,654)            70        (25,423)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   25,338        (1,555)       (53,286)           359        (19,656)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     24,593  $      1,499   $    (39,633)  $        112   $    (17,944)
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UINT2         UINT3          UINT4          UNDS1          UNDS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,596  $      2,224   $     16,833   $         --   $         --
Variable account expenses                                         3,210         2,252          8,565            675          1,699
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     386           (28)         8,268           (675)        (1,699)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          69,777        35,514          8,119         13,485          5,374
    Cost of investments sold                                     76,566        38,731         10,922         14,642          5,413
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,789)       (3,217)        (2,803)        (1,157)           (39)
Distributions from capital gains                                 28,280        17,493        132,387          1,401          3,233
Net change in unrealized appreciation or
  depreciation of investments                                   (57,680)      (39,171)      (217,635)        (1,769)         7,589
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (36,189)      (24,895)       (88,051)        (1,525)        10,783
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (35,803) $    (24,923)  $    (79,783)  $     (2,200)  $      9,084
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PSND1         UNDS4          UTRS1          UTRS2          PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --   $      3,349   $     10,643   $      7,025
Variable account expenses                                         1,686         3,138          3,733         13,200          9,870
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,686)       (3,138)          (384)        (2,557)        (2,845)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,901        11,606         61,802         44,892         85,342
    Cost of investments sold                                      3,037        12,273         64,364         44,859         87,557
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (136)         (667)        (2,562)            33         (2,215)
Distributions from capital gains                                  2,532         5,451          4,972         15,799         10,429
Net change in unrealized appreciation or
  depreciation of investments                                       564        (1,840)         3,929         52,353          9,745
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,960         2,944          6,339         68,185         17,959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,274  $       (194)  $      5,955   $     65,628   $     15,114
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UTRS4         PSUT1          UGIN1          UGIN2          PGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,422  $      1,614   $        262   $      2,255   $      2,958
Variable account expenses                                        22,362           720          1,387          5,631          5,263
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,940)          894         (1,125)        (3,376)        (2,305)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         115,989       115,617         13,335         78,122         48,984
    Cost of investments sold                                    118,086       126,456         14,713         80,316         49,255
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,097)      (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                                 21,410         4,251            193          1,662          2,181
Net change in unrealized appreciation or
  depreciation of investments                                    12,326        (9,882)       (10,903)       (33,781)       (23,691)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   31,639       (16,470)       (12,088)       (34,313)       (21,781)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     23,699  $    (15,576)  $    (13,213)  $    (37,689)  $    (24,086)
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGIN4           EPG          PIGR1            EPL          WIGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,443  $    125,528   $      8,753   $      6,387   $      1,095
Variable account expenses                                         6,418       109,149         44,250         29,098          6,589
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,975)       16,379        (35,497)       (22,711)        (5,494)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          59,818     1,333,450        171,073      1,452,676         30,275
    Cost of investments sold                                     63,471     1,477,632        222,584      1,998,906         36,894
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,653)     (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                  2,539        92,544        356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                   (17,560)     (612,644)    (1,078,665)      (306,534)      (128,927)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (18,674)     (664,282)      (773,321)      (592,387)       (90,908)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (21,649) $   (647,903)  $   (808,818)  $   (615,098)  $    (96,402)
==================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   PBND1           ESI          SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss) -- net                            $      4,669  $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss) on sales of investments                    269      (129,959)         2,125              2             (5)
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       398       249,511        (12,724)           (17)           (73)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,336       801,737         82,049          6,348         23,027
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --       392,694         45,721         72,505        414,634
Net transfers(1)                                                 21,723       135,621        751,120        451,974      2,441,327
Annuity payments                                                     --        (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,903)   (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                                   --      (110,742)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            19,820      (836,732)       698,574        524,478      2,834,371
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  85,549    13,157,333        710,040         54,952             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,705  $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           81,583     9,498,099        687,876         53,407             --
Contract purchase payments                                           --       276,188         42,929         68,993        416,079
Net transfers(1)                                                 19,467        98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges                      (1,756)     (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                                   --       (77,062)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,294     8,923,249      1,362,937        554,322      2,828,091
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PCMG1         UCMG4            EMS          SCMG1          PDEI1
OPERATIONS
Investment income (loss) -- net                            $     13,308  $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss) on sales of investments                     (1)            2         (1,096)            49         30,923
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)         (106)           605           (576)           870
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,248        33,653        220,182        295,826         31,306
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      538,610       858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                              1,985,789     2,622,121      5,157,424        449,362        407,388
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (22,079)      (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                              (92,794)           --             --       (396,463)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         2,409,526     3,385,734      4,943,250       (167,576)        69,255
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     366       635,049      5,461,808     11,833,617        243,860
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,423,140  $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              350       618,285      4,421,199     11,510,757        244,084
Contract purchase payments                                      503,480       820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                              1,854,182     2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges                     (20,569)      (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                              (87,359)           --             --       (412,026)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,250,084     3,857,418      8,408,678     11,399,177        341,828
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI5         SDEI1          WDEI2          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                            $        (41) $       (659)  $        (59)  $        515   $     29,600
Net realized gain (loss) on sales of investments                   (184)      (49,930)            27            217            189
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747         4,363          1,811            (36)        (3,138)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,522       (46,226)         1,779            696         26,651
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,207        (5,585)        22,454         15,698      2,012,813
Net transfers(1)                                                 85,446       418,967         10,324         16,452        721,934
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (316)      (18,000)          (770)            (1)       (33,345)
    Death benefits                                                   --        (8,733)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           115,337       386,649         32,008         32,149      2,701,402
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,939        55,691          3,168             --         25,713
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,798  $    396,114   $     36,955   $     32,845   $  2,753,766
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,350        51,889          2,939             --         24,512
Contract purchase payments                                       28,086        (4,801)        22,614         14,456      1,843,436
Net transfers(1)                                                 79,571       345,177          9,288         15,082        657,659
Contract terminations:
    Surrender benefits and contract charges                        (296)      (16,402)          (719)            (1)       (30,290)
    Death benefits                                                   --        (8,663)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,711       367,200         34,122         29,537      2,495,317
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UFIF3         UFIF4          WFDI5          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $     10,110  $     18,650   $      2,151   $      7,462   $     15,261
Net realized gain (loss) on sales of investments                    177           286             59          1,120            803
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (258)         (258)           (39)          (668)         5,156
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,029        18,678          2,171          7,914         21,220
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      562,396       763,512         86,403         70,261         86,332
Net transfers(1)                                                304,914       680,896            184        389,493        215,719
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,355)      (29,266)          (346)       (23,014)       (19,988)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           864,955     1,415,142         86,241        436,740        282,063
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,626        35,623         41,492         25,835        347,954
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    890,610  $  1,469,443   $    129,904   $    470,489   $    651,237
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,725        33,594         39,245         24,341        330,870
Contract purchase payments                                      508,795       693,532         78,011         64,667         78,875
Net transfers(1)                                                277,596       619,878            229        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                      (2,124)      (26,462)          (312)       (20,809)       (18,175)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                798,992     1,320,542        117,173        423,532        591,918
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UNDM1         UNDM2          PNDM1          UNDM4            EGD
OPERATIONS
Investment income (loss) -- net                            $        (39) $        (85)  $    (26,453)  $       (967)  $    (60,329)
Net realized gain (loss) on sales of investments                    (39)          (58)      (102,902)        (1,441)      (126,943)
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (193)        1,623       (331,473)        (9,092)      (844,510)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (271)        1,480       (460,828)       (11,500)    (1,031,782)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,189           713        607,529         43,573        412,497
Net transfers(1)                                                  6,296        59,116      1,266,355         87,563        641,651
Annuity payments                                                     --            --         (7,793)            --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)           --       (459,875)        (3,880)      (362,349)
    Death benefits                                                   --            --         (9,657)            --        (25,717)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            15,484        59,829      1,396,559        127,256        666,082
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --      2,069,454         29,559      5,736,038
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,213  $     61,309   $  3,005,185   $    145,315   $  5,370,338
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --      1,936,840         32,247      3,716,997
Contract purchase payments                                       11,414           899        687,507         49,438        308,358
Net transfers(1)                                                  8,673        80,015      1,355,496        111,546        509,304
Contract terminations:
    Surrender benefits and contract charges                          (1)           --       (490,439)          (103)      (277,964)
    Death benefits                                                   --            --        (11,149)            --        (19,996)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,086        80,914      3,478,255        193,128      4,236,699
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SNDM1         WNDM2          UGIP1          UGIP2          UGIP3
OPERATIONS
Investment income (loss) -- net                            $    (25,952) $     (6,364)  $     (1,420)  $     (8,974)  $     (7,370)
Net realized gain (loss) on sales of investments               (127,964)       (3,487)        (4,711)        (3,706)         4,400
Distributions from capital gains                                     --            --         11,803         31,868         30,507
Net change in unrealized appreciation or
  depreciation of investments                                  (245,647)      (79,605)       (19,696)        (3,692)       (45,536)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (399,563)      (89,456)       (14,024)        15,496        (17,999)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      182,483        70,399        123,556      1,747,537        458,299
Net transfers(1)                                                220,415       104,692        490,750      1,660,648      1,442,849
Annuity payments                                                     --            --             --             --           (662)
Contract terminations:
    Surrender benefits and contract charges                     (88,535)       (7,533)       (12,406)       (17,918)        (5,498)
    Death benefits                                                   --            --             --             --         (9,495)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           314,363       167,558        601,900      3,390,267      1,885,493
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,224,328       415,735         30,068         63,048        207,385
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,139,128  $    493,837   $    617,944   $  3,468,811   $  2,074,879
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,468,296       483,327         30,898         64,843        213,427
Contract purchase payments                                      224,502        98,231        123,116      1,838,249        466,484
Net transfers(1)                                                323,253       128,490        499,688      1,716,320      1,494,953
Contract terminations:
    Surrender benefits and contract charges                    (120,045)       (9,290)       (13,382)       (18,656)       (12,933)
    Death benefits                                                   --            --             --             --        (10,130)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,896,006       700,758        640,320      3,600,756      2,151,801
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGIP4         UPRG1          UPRG2          UPRG3          UPRG4
OPERATIONS
Investment income (loss) -- net                            $    (17,462) $     (2,639)  $    (15,296)  $     (9,623)  $    (28,785)
Net realized gain (loss) on sales of investments                  1,181       (10,945)       (56,289)       (27,273)       (45,857)
Distributions from capital gains                                 63,243        12,516         78,187         39,199        107,952
Net change in unrealized appreciation or
  depreciation of investments                                   (80,924)      (30,139)      (225,949)      (114,420)      (322,924)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,962)      (31,207)      (219,347)      (112,117)      (289,614)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,719,362       183,888      1,008,847        157,855      1,263,458
Net transfers(1)                                              2,582,443       307,876      1,212,475        895,426      2,294,705
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,704)      (13,189)       (44,283)        (4,991)       (45,827)
    Death benefits                                                   --            --             --         (8,714)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         4,282,101       478,575      2,177,039      1,039,576      3,512,336
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 283,215        37,557        350,148        340,311        558,921
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,531,354  $    484,925   $  2,307,840   $  1,267,770   $  3,781,643
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          291,617        47,151        437,601        425,680        699,537
Contract purchase payments                                    1,764,737       261,198      1,439,428        235,669      1,827,261
Net transfers(1)                                              2,684,016       453,760      1,721,277      1,303,540      3,348,164
Contract terminations:
    Surrender benefits and contract charges                     (18,401)      (21,216)       (67,371)        (7,238)       (66,584)
    Death benefits                                                   --            --             --        (13,514)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,721,969       740,893      3,530,935      1,944,137      5,808,378
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         EPP         SPGR1          UTEC1          UTEC2          UTEC3
OPERATIONS
Investment income (loss) -- net                            $    (35,801) $   (100,750)  $     (1,202)  $     (5,216)  $     (3,881)
Net realized gain (loss) on sales of investments               (654,703)   (1,577,020)       (11,254)       (19,539)       (39,778)
Distributions from capital gains                                163,708       379,405          9,092         43,864         28,351
Net change in unrealized appreciation or
  depreciation of investments                                  (183,026)     (431,950)       (23,626)      (117,149)       (73,364)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (709,822)   (1,730,315)       (26,990)       (98,040)       (88,672)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      238,420            --        121,241        225,007         37,757
Net transfers(1)                                               (588,767)     (480,453)        63,114        449,913        269,095
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (108,515)     (446,490)        (1,565)       (17,863)        (6,099)
    Death benefits                                              (57,462)     (127,781)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          (516,324)   (1,054,724)       182,790        657,057        300,753
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,247,299     8,012,398         30,597        149,857        192,270
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,021,153  $  5,227,359   $    186,397   $    708,874   $    404,351
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,368,268     9,297,787         44,108        216,059        277,449
Contract purchase payments                                      255,607            --        209,427        429,157         61,650
Net transfers(1)                                               (858,348)   (1,034,152)       113,615        774,951        464,353
Contract terminations:
    Surrender benefits and contract charges                    (126,789)     (617,256)        (3,175)       (33,371)       (10,826)
    Death benefits                                              (64,798)     (180,081)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,573,940     7,466,298        363,975      1,386,796        792,626
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     UTEC4           ETC          STEC1       WMDC6(2)       WMDC5(2)
OPERATIONS
Investment income (loss) -- net                            $    (10,157) $    (26,612)  $    (76,550)  $     (1,260)  $       (338)
Net realized gain (loss) on sales of investments                (30,475)     (697,884)    (3,882,157)           (54)             5
Distributions from capital gains                                 64,851       166,708        510,506             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (210,940)     (181,738)     1,201,985         24,021          4,530
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (186,721)     (739,526)    (2,246,216)        22,707          4,197
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      380,454        73,650        327,797        212,955         69,407
Net transfers(1)                                                634,868      (110,570)    (1,098,064)       320,479         26,222
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,700)      (75,761)      (339,398)          (403)            --
    Death benefits                                                   --       (53,427)       (31,851)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,009,622      (166,108)    (1,141,516)       533,031         95,629
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 316,865     2,460,271      6,644,044             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,139,766  $  1,554,637   $  3,256,312   $    555,738   $     99,826
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          456,291     2,278,134      9,542,504             --             --
Contract purchase payments                                      656,452        65,728        488,395        208,795         68,115
Net transfers(1)                                              1,134,580      (243,259)    (2,960,242)       313,727         25,828
Contract terminations:
    Surrender benefits and contract charges                     (10,670)      (85,006)      (636,281)          (383)            --
    Death benefits                                                   --       (57,415)       (54,848)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,236,653     1,958,182      6,379,528        522,139         93,943
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    WMDC2(2)       PVAS1          UMSS1          UMSS2          PMSS1
OPERATIONS
Investment income (loss) -- net                            $        (10) $        (12)  $        252   $     (1,746)  $       (201)
Net realized gain (loss) on sales of investments                    (17)         (199)        (1,148)           169         (1,040)
Distributions from capital gains                                     --            60          2,232          7,835          3,119
Net change in unrealized appreciation or
  depreciation of investments                                       276           215            417         30,138           (720)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         249            64          1,753         36,396          1,158
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,515         2,501         17,737        937,965        125,964
Net transfers(1)                                                  3,551            21         28,942        551,900        180,043
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (2)            (2)        (4,404)          (110)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                             8,066         2,520         46,677      1,485,461        305,897
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --           332         22,868          7,790            402
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,315  $      2,916   $     71,298   $  1,529,647   $    307,457
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --           258         20,898          7,156            347
Contract purchase payments                                        4,383         1,678         15,686        832,710        102,958
Net transfers(1)                                                  3,456            80         24,906        485,217        148,365
Contract terminations:
    Surrender benefits and contract charges                          --            (1)            (2)        (3,872)           (89)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,839         2,015         61,488      1,321,211        251,581
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UMSS4           EMU          SMSS1          WMSS2          UINT1
OPERATIONS
Investment income (loss) -- net                            $       (745) $      3,054   $     13,653   $       (247)  $      1,712
Net realized gain (loss) on sales of investments                 (6,598)       (6,759)      (122,294)           269        (19,017)
Distributions from capital gains                                 22,901        31,187         93,662             20         24,784
Net change in unrealized appreciation or
  depreciation of investments                                     9,035       (25,983)       (24,654)            70        (25,423)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,593         1,499        (39,633)           112        (17,944)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      883,909        88,382        277,425         41,223         90,371
Net transfers(1)                                                706,194       423,995        492,762          4,018        188,209
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,781)      (38,163)      (231,063)          (343)        (8,694)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,544,322       474,214        539,124         44,898        269,886
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,940       198,167         93,652          2,980         22,682
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,584,855  $    673,880   $    593,143   $     47,990   $    274,624
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,596       169,587         78,742          2,680         22,275
Contract purchase payments                                      767,737        71,278        214,860         34,906        102,202
Net transfers(1)                                                626,832       336,168        370,604          3,739        210,429
Contract terminations:
    Surrender benefits and contract charges                     (35,552)      (30,698)      (191,213)          (298)       (10,553)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,373,613       546,335        472,993         41,027        324,353
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UINT2         UINT3          UINT4          UNDS1          UNDS2
OPERATIONS
Investment income (loss) -- net                            $        386  $        (28)  $      8,268   $       (675)  $     (1,699)
Net realized gain (loss) on sales of investments                 (6,789)       (3,217)        (2,803)        (1,157)           (39)
Distributions from capital gains                                 28,280        17,493        132,387          1,401          3,233
Net change in unrealized appreciation or
  depreciation of investments                                   (57,680)      (39,171)      (217,635)        (1,769)         7,589
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (35,803)      (24,923)       (79,783)        (2,200)         9,084
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      494,955       336,929        371,861         20,765        124,127
Net transfers(1)                                                307,894        68,793        982,316         66,314        160,521
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,189)          (94)        (1,242)        (2,961)          (784)
    Death benefits                                              (12,085)           --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           785,575       405,628      1,352,935         84,118        283,864
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        52,768         54,041         26,725          6,630
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    749,772  $    433,473   $  1,327,193   $    108,643   $    299,578
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        51,901         53,183         26,563          6,578
Contract purchase payments                                      554,490       383,308        419,291         21,207        139,838
Net transfers(1)                                                353,777        78,926      1,105,199         70,191        171,436
Contract terminations:
    Surrender benefits and contract charges                      (6,199)         (111)        (1,549)        (3,190)          (938)
    Death benefits                                              (14,874)           --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                887,194       514,024      1,576,124        114,771        316,914
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PSND1         UNDS4          UTRS1          UTRS2          PSTR1
OPERATIONS
Investment income (loss) -- net                            $     (1,686) $     (3,138)  $       (384)  $     (2,557)  $     (2,845)
Net realized gain (loss) on sales of investments                   (136)         (667)        (2,562)            33         (2,215)
Distributions from capital gains                                  2,532         5,451          4,972         15,799         10,429
Net change in unrealized appreciation or
  depreciation of investments                                       564        (1,840)         3,929         52,353          9,745
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,274          (194)         5,955         65,628         15,114
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,065       221,896        216,682      2,588,289      1,070,360
Net transfers(1)                                                 97,859       129,860        624,486      1,063,897        881,412
Annuity payments                                                   (397)           --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,735)         (384)       (21,914)       (19,356)       (28,231)
    Death benefits                                                   --            --             --             --         (9,792)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           224,792       351,372        819,254      3,632,830      1,913,749
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,383        76,863         50,280         95,780         24,290
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    258,449  $    428,041   $    875,489   $  3,794,238   $  1,953,153
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,887        76,299         45,091         85,899         22,867
Contract purchase payments                                      147,654       238,430        195,081      2,391,500      1,029,091
Net transfers(1)                                                117,628       140,127        572,590        980,144        846,446
Contract terminations:
    Surrender benefits and contract charges                      (7,153)         (430)       (20,336)       (17,739)       (27,533)
    Death benefits                                                   --            --             --             --         (9,529)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                293,016       454,426        792,426      3,439,804      1,861,342
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UTRS4         PSUT1          UGIN1          UGIN2          PGIN1
OPERATIONS
Investment income (loss) -- net                            $     (7,940) $        894   $     (1,125)  $     (3,376)  $     (2,305)
Net realized gain (loss) on sales of investments                 (2,097)      (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                                 21,410         4,251            193          1,662          2,181
Net change in unrealized appreciation or
  depreciation of investments                                    12,326        (9,882)       (10,903)       (33,781)       (23,691)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,699       (15,576)       (13,213)       (37,689)       (24,086)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,922,342        64,791        151,452        607,757        396,851
Net transfers(1)                                              1,800,468        38,662        151,945        567,879        398,967
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,768)         (344)        (5,629)       (17,923)        (3,916)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         3,658,042       103,109        297,768      1,157,713        791,902
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,948         7,220             --         32,682        150,667
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,838,689  $     94,753   $    284,555   $  1,152,706   $    918,483
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          140,959         7,178             --         30,618        146,043
Contract purchase payments                                    1,754,185        69,927        144,472        591,412        405,472
Net transfers(1)                                              1,654,905        49,583        149,083        561,910        415,841
Contract terminations:
    Surrender benefits and contract charges                     (56,590)         (407)        (6,057)       (17,873)        (4,074)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,493,459       126,281        287,498      1,166,067        963,282
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UGIN4           EPG          PIGR1            EPL          WIGR2
OPERATIONS
Investment income (loss) -- net                            $     (2,975) $     16,379   $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss) on sales of investments                 (3,653)     (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                  2,539        92,544        356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                   (17,560)     (612,644)    (1,078,665)      (306,534)      (128,927)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,649)     (647,903)      (808,818)      (615,098)       (96,402)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      560,131       224,947      1,091,340        247,528         49,298
Net transfers(1)                                                561,642       105,267      1,176,748       (422,501)       106,017
Annuity payments                                                     --            --         (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (27,456)     (574,474)       (43,016)      (140,195)        (5,728)
    Death benefits                                                   --      (148,921)       (14,376)       (31,188)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,094,317      (393,181)     2,208,349       (346,356)       149,587
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,376     8,330,622      2,869,840      2,612,896        373,926
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,091,044  $  7,289,538   $  4,269,371   $  1,651,442   $    427,111
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,240     6,615,802      2,473,705      2,191,500        499,119
Contract purchase payments                                      558,732       182,085      1,136,371        236,938         79,291
Net transfers(1)                                                560,775        82,453      1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges                     (28,179)     (477,685)       (45,164)      (140,260)        (9,390)
    Death benefits                                                   --      (122,560)       (15,069)       (29,550)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,108,568     6,280,095      4,730,889      1,775,441        729,923
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                 PBND1           ESI        SBND1(2)       UCMG1(3)         PCMG1
OPERATIONS
Investment income (loss) -- net                            $        841  $    658,719   $     13,792   $        298   $         14
Net realized gain (loss) on sales of investments                     60       (65,809)           287             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,187       (92,908)         9,031              1             (3)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,088       500,002         23,110            299             11
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       89,791     1,127,304        614,278         54,653             94
Net transfers(1)                                                 (5,425)    1,618,613         75,028             --             --
Annuity payments                                                     --          (212)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,166)     (791,854)        (2,376)            --             (1)
    Death benefits                                                   --      (116,821)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            83,200     1,837,030        686,930         54,653             93
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     261    10,820,301             --             --            262
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,549  $ 13,157,333   $    710,040   $     54,952   $        366
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              258     8,126,599             --             --            260
Contract purchase payments                                       87,715       817,990        616,025         53,407             91
Net transfers(1)                                                 (5,265)    1,214,069         74,203             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,125)     (573,807)        (2,352)            --             (1)
    Death benefits                                                   --       (86,752)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 81,583     9,498,099        687,876         53,407            350
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                    UCMG4(3)        EMS         SCMG1(2)         PDEI1        WDEI5(4)
OPERATIONS
Investment income (loss) -- net                            $      3,172  $    135,974   $    250,010   $        (61)  $         (8)
Net realized gain (loss) on sales of investments                      3       (16,587)        (1,732)            49             --
Net change in unrealized appreciation or
  depreciation of investments                                        14          (891)           266          8,446            147
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,189       118,496        248,544          8,434            139
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      585,259     5,658,273     30,026,918         14,575          2,848
Net transfers(1)                                                 46,601      (995,418)   (17,446,429)       220,913          4,952
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --      (378,581)      (995,416)          (329)            --
    Death benefits                                                   --       (54,981)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           631,860     4,229,293     11,585,073        235,159          7,800
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     1,114,019             --            267             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    635,049  $  5,461,808   $ 11,833,617   $    243,860   $      7,939
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --       941,161             --            262             --
Contract purchase payments                                      572,858     4,705,351     29,699,520         14,864          2,742
Net transfers(1)                                                 45,427      (825,952)   (17,222,340)       229,295          4,608
Contract terminations:
    Surrender benefits and contract charges                          --      (353,020)      (966,423)          (337)            --
    Death benefits                                                   --       (46,341)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                618,285     4,421,199     11,510,757        244,084          7,350
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   SDEI1(2)      WDEI2(4)       UFIF2(3)       UFIF3(3)       UFIF4(3)
OPERATIONS
Investment income (loss) -- net                            $        (33) $         (6)  $        242   $        108   $        148
Net realized gain (loss) on sales of investments                     (1)           --              1             --              1
Net change in unrealized appreciation or
  depreciation of investments                                     1,821           (19)           414            222            350
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,787           (25)           657            330            499
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,489         3,193         23,090         10,194         35,124
Net transfers(1)                                                 39,415            --          1,966          5,102             --
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            --             --             --             --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            53,904         3,193         25,056         15,296         35,124
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     55,691  $      3,168   $     25,713   $     15,626   $     35,623
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --             --             --             --
Contract purchase payments                                       13,938         2,939         22,629          9,850         33,594
Net transfers(1)                                                 37,951            --          1,883          4,875             --
Contract terminations:
    Surrender benefits and contract charges                          --            --             --             --             --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 51,889         2,939         24,512         14,725         33,594
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                    WFDI5(4)      SFDI1(2)       WFDI2(4)         PNDM1       UNDM4(3)
OPERATIONS
Investment income (loss) -- net                            $        734  $        101   $      3,238   $    116,826   $        265
Net realized gain (loss) on sales of investments                      1            --             12         (7,257)             3
Net change in unrealized appreciation or
  depreciation of investments                                       898           177          6,040       (341,143)           (63)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,633           278          9,290       (231,574)           205
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       37,383        21,586         48,444      1,244,404         25,451
Net transfers(1)                                                  2,476         3,971        290,755      1,073,929          3,903
Annuity payments                                                     --            --             --        (10,499)            --
Contract terminations:
    Surrender benefits and contract charges                          --            --           (535)        (7,102)            --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            39,859        25,557        338,664      2,300,732         29,354
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --             --            296             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     41,492  $     25,835   $    347,954   $  2,069,454   $     29,559
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --             --            257             --
Contract purchase payments                                       36,843        20,581         48,591      1,081,501         28,176
Net transfers(1)                                                  2,402         3,760        282,796        967,900          4,071
Contract terminations:
    Surrender benefits and contract charges                          --            --           (517)      (112,818)            --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 39,245        24,341        330,870      1,936,840         32,247
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                      EGD         SNDM1(2)       WNDM2(4)       UGIP1(3)       UGIP2(3)
OPERATIONS
Investment income (loss) -- net                            $    348,747  $    117,444   $     23,150   $        (28)  $        (32)
Net realized gain (loss) on sales of investments                 72,536       (12,528)          (871)             8              7
Net change in unrealized appreciation or
  depreciation of investments                                (1,137,292)     (345,558)       (56,613)         1,011          1,768
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (716,009)     (240,642)       (34,334)           991          1,743
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,763,702     2,310,821         69,482         25,069         22,588
Net transfers(1)                                              1,381,484       208,870        380,587          4,008         38,779
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (362,293)      (54,721)            --             --            (62)
    Death benefits                                              (15,459)           --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         2,767,434     2,464,970        450,069         29,077         61,305
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,684,613            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,038  $  2,224,328   $    415,735   $     30,068   $     63,048
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,140,748            --             --             --             --
Contract purchase payments                                    1,038,976     2,320,492         73,076         26,684         24,318
Net transfers(1)                                                781,895       209,407        410,251          4,214         40,589
Contract terminations:

    Surrender benefits and contract charges                    (235,255)      (61,603)            --             --            (64)
    Death benefits                                               (9,367)           --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,716,997     2,468,296        483,327         30,898         64,843
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UGIP3(3)      UGIP4(3)       UPRG1(3)       UPRG2(3)       UPRG3(3)
OPERATIONS
Investment income (loss) -- net                            $       (184) $       (537)  $        (55)  $       (617)  $       (666)
Net realized gain (loss) on sales of investments                     (1)          151             (8)           (51)        (2,698)
Net change in unrealized appreciation or
  depreciation of investments                                     5,212        11,468         (2,939)       (40,172)       (32,920)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,027        11,082         (3,002)       (40,840)       (36,284)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       82,194       223,497         38,386        269,503        254,627
Net transfers(1)                                                121,636        48,758          2,173        121,685        122,280
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,472)         (122)            --           (200)          (312)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           202,358       272,133         40,559        390,988        376,595
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    207,385  $    283,215   $     37,557   $    350,148   $    340,311
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --             --             --             --
Contract purchase payments                                       86,805       239,464         44,608        290,668        279,988
Net transfers(1)                                                128,206        52,279          2,543        147,183        146,082
Contract terminations:
    Surrender benefits and contract charges                      (1,584)         (126)            --           (250)          (390)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                213,427       291,617         47,151        437,601        425,680
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                    UPRG4(3)         EPP         SPGR1(2)       UTEC1(3)       UTEC2(3)
OPERATIONS
Investment income (loss) -- net                            $       (992) $     14,514   $     (2,782)  $        (34)  $       (283)
Net realized gain (loss) on sales of investments                (13,665)     (204,991)      (345,148)           (10)           (74)
Net change in unrealized appreciation or
  depreciation of investments                                   (35,403)     (387,703)    (1,163,385)        (3,540)       (35,442)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,060)     (578,180)    (1,511,315)        (3,584)       (35,799)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      321,524     1,669,475      6,272,243         25,980        111,742
Net transfers(1)                                                288,563     2,128,437      3,391,591          8,232         74,006
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,106)      (37,764)       (83,289)           (31)           (92)
    Death benefits                                                   --            --        (56,832)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           608,981     3,760,148      9,523,713         34,181        185,656
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        65,331             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    558,921  $  3,247,299   $  8,012,398   $     30,597   $    149,857
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        55,616             --             --             --
Contract purchase payments                                      354,081     1,457,932      6,116,208         33,192        113,966
Net transfers(1)                                                346,750     1,894,058      3,339,213         10,961        102,226
Contract terminations:
    Surrender benefits and contract charges                      (1,294)      (39,338)       (96,848)           (45)          (133)
    Death benefits                                                   --            --        (60,786)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                699,537     3,368,268      9,297,787         44,108        216,059
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UTEC3(3)      UTEC4(3)          ETC         STEC1(2)         PVAS1
OPERATIONS
Investment income (loss) -- net                            $       (318) $       (353)  $     37,127   $    107,434   $         (3)
Net realized gain (loss) on sales of investments                    (71)           (1)          (712)      (332,841)             1
Net change in unrealized appreciation or
  depreciation of investments                                   (33,007)      (34,608)      (973,644)    (2,719,124)            65
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,396)      (34,962)      (937,229)    (2,944,531)            63
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,201       281,344      1,913,047      8,534,763             --
Net transfers(1)                                                 68,003        70,531      1,400,055      1,155,880             --
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (538)          (48)       (62,652)      (102,068)            (1)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           225,666       351,827      3,250,450      9,588,575             (1)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --        147,050             --            270
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    192,270  $    316,865   $  2,460,271   $  6,644,044   $        332
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --        105,175             --            259
Contract purchase payments                                      187,411       365,893      1,279,642      8,622,637             --
Net transfers(1)                                                 90,743        90,468        951,328      1,065,532             --
Contract terminations:
    Surrender benefits and contract charges                        (705)          (70)       (58,011)      (145,665)            (1)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                277,449       456,291      2,278,134      9,542,504            258
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UMSS1(3)      UMSS2(3)         PMSS1        UMSS4(3)          EMU
OPERATIONS
Investment income (loss) -- net                            $        (25) $         (5)  $         11   $         (6)  $      3,416
Net realized gain (loss) on sales of investments                      8             4             --              3            288
Net change in unrealized appreciation or
  depreciation of investments                                     1,000           211             30            834         17,841
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         983           210             41            831         21,545
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,885            --             93         15,109         27,001
Net transfers(1)                                                     --         7,625             --             --        125,485
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (45)            (1)            --         (8,186)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            21,885         7,580             92         15,109        144,300
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            269             --         32,322
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     22,868  $      7,790   $        402   $     15,940   $    198,167
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            260             --         30,888
Contract purchase payments                                       20,898            --             88         14,596         24,922
Net transfers(1)                                                     --         7,199             --             --        121,306
Contract terminations:
    Surrender benefits and contract charges                          --           (43)            (1)            --         (7,529)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,898         7,156            347         14,596        169,587
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   SMSS1(2)      WMSS2(4)       UINT1(3)       UINT3(3)       UINT4(3)
OPERATIONS
Investment income (loss) -- net                            $       (367) $        (25)  $        (25)  $       (118)  $        (76)
Net realized gain (loss) on sales of investments                     86            80              4             --             23
Net change in unrealized appreciation or
  depreciation of investments                                     4,924           187            770          2,118          1,455
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,643           242            749          2,000          1,402
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       54,201           231         21,933         45,916         25,315
Net transfers(1)                                                 41,995         2,507             --          4,852         27,324
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,187)           --             --             --             --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            89,009         2,738         21,933         50,768         52,639
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     93,652  $      2,980   $     22,682   $     52,768   $     54,041
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --             --             --             --
Contract purchase payments                                       48,762           298         22,275         46,971         25,344
Net transfers(1)                                                 36,521         2,382             --          4,930         27,839
Contract terminations:
    Surrender benefits and contract charges                      (6,541)           --             --             --             --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 78,742         2,680         22,275         51,901         53,183
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                    UNDS1(3)      UNDS2(3)       PSND1(3)       UNDS4(3)       UTRS1(3)
OPERATIONS
Investment income (loss) -- net                            $        (21) $         (7)  $        (28)  $        (52)  $        (99)
Net realized gain (loss) on sales of investments                      3             3              2              1              6
Net change in unrealized appreciation or
  depreciation of investments                                     1,162            74          2,450          3,198          2,018
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,144            70          2,424          3,147          1,925
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,362         3,968         20,320         53,768         28,266
Net transfers(1)                                                  8,219         2,592          9,639         19,948         21,052
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            --             --             --           (963)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            25,581         6,560         29,959         73,716         48,355
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     26,725  $      6,630   $     32,383   $     76,863   $     50,280
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --             --             --             --
Contract purchase payments                                       18,114         3,862         24,133         55,388         26,706
Net transfers(1)                                                  8,449         2,716         10,754         20,911         19,245
Contract terminations:
    Surrender benefits and contract charges                          --            --             --             --           (860)
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 26,563         6,578         34,887         76,299         45,091
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                    UTRS2(3)      PSTR1(3)       UTRS4(3)       PSUT1(5)       UGIN2(3)
OPERATIONS
Investment income (loss) -- net                            $       (120) $        (19)  $       (166)  $         (4)  $        (16)
Net realized gain (loss) on sales of investments                      7            --              3             --              5
Net change in unrealized appreciation or
  depreciation of investments                                     3,835           615          4,621             40            918
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,722           596          4,458             36            907
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       88,762        22,743         70,490          7,184         19,815
Net transfers(1)                                                  3,296           951         82,000             --         11,960
Annuity payments                                                     --            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            --             --             --             --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            92,058        23,694        152,490          7,184         31,775
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,780  $     24,290   $    156,948   $      7,220   $     32,682
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --             --             --             --
Contract purchase payments                                       82,875        21,956         65,277          7,178         18,897
Net transfers(1)                                                  3,024           911         75,682             --         11,721
Contract terminations:
    Surrender benefits and contract charges                          --            --             --             --             --
    Death benefits                                                   --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 85,899        22,867        140,959          7,178         30,618
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                      PGIN1      UGIN4(3)           EPG          PIGR1            EPL
OPERATIONS
Investment income (loss) -- net                            $       (543) $        (16)  $    540,701   $    (11,274)  $     73,712
Net realized gain (loss) on sales of investments                     15             2        (33,217)        (2,473)       (58,863)
Net change in unrealized appreciation or
  depreciation of investments                                     7,152           519         48,627       (151,320)      (203,865)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,624           505        556,111       (165,067)      (189,016)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      123,688         4,714      1,672,799      2,218,356        909,491
Net transfers(1)                                                 20,152        13,157      1,560,008        836,381      1,505,237
Annuity payments                                                     --            --             --         (2,881)            --
Contract terminations:
    Surrender benefits and contract charges                         (51)           --       (524,588)       (12,027)       (74,650)
    Death benefits                                                   --            --        (16,684)        (5,246)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           143,789        17,871      2,691,535      3,034,583      2,340,078
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     254            --      5,082,976            324        461,834
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,667  $     18,376   $  8,330,622   $  2,869,840   $  2,612,896
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              262            --      4,302,357            252        346,626
Contract purchase payments                                      125,139         4,465      1,413,558      1,804,874        710,605
Net transfers(1)                                                 20,694        12,775      1,330,062        713,250      1,197,000
Contract terminations:
    Surrender benefits and contract charges                         (52)           --       (416,340)       (39,803)       (62,731)
    Death benefits                                                   --            --        (13,835)        (4,868)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                146,043        17,240      6,615,802      2,473,705      2,191,500
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED
                                                                                     ASSET
                                                                                  SUBACCOUNTS
                                                                                 ------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          WIGR2(4)
OPERATIONS
Investment income (loss) -- net                                                  $     (1,448)
Net realized gain (loss) on sales of investments                                       (1,002)
Net change in unrealized appreciation or
  depreciation of investments                                                          (6,253)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                            (8,703)
=============================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                            218,647
Net transfers(1)                                                                      164,520
Annuity payments                                                                           --
Contract terminations:
    Surrender benefits and contract charges                                              (538)
    Death benefits                                                                         --
---------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                                 382,629
---------------------------------------------------------------------------------------------
Net assets at beginning of year                                                            --
---------------------------------------------------------------------------------------------
Net assets at end of year                                                        $    373,926
=============================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                     --
Contract purchase payments                                                            281,091
Net transfers(1)                                                                      218,754
Contract terminations:
    Surrender benefits and contract charges                                              (726)
    Death benefits                                                                         --
---------------------------------------------------------------------------------------------
Units outstanding at end of year                                                      499,119
=============================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(5)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT            INVESTMENT                                                      SHARES
----------------------------------------------------------------------------------------------
PBND1                 AXP(R) Variable Portfolio - Bond Fund                             10,538
ESI                                                                                  1,251,583
SBND1                                                                                  144,910

UCMG1                 AXP(R) Variable Portfolio - Cash Management Fund                 564,765
UCMG2                                                                                2,861,531
PCMG1                                                                                2,419,194
UCMG4                                                                                4,037,835
EMS                                                                                 10,640,320
SCMG1                                                                               11,996,247

PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund        34,128
WDEI5                                                                                   11,527
SDEI1                                                                                   39,265
WDEI2                                                                                    3,663

UFIF1                 AXP(R) Variable Portfolio - Federal Income Fund                    3,086
UFIF2                                                                                  265,275
UFIF3                                                                                   85,749
UFIF4                                                                                  140,837
WFDI5                                                                                   12,528
SFDI1                                                                                   45,379
WFDI2                                                                                   62,819

UNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   953
UNDM2                                                                                    3,842
PNDM1                                                                                  186,009
UNDM4                                                                                    9,110
EGD                                                                                    333,392
SNDM1                                                                                  134,165
WNDM2                                                                                   30,906

UGIP1                 Alliance VP Growth and Income Portfolio (Class B)                 28,046
UGIP2                                                                                  157,459
UGIP3                                                                                   94,184
UGIP4                                                                                  205,690

UPRG1                 Alliance VP Premier Growth Portfolio (Class B)                    19,397
UPRG2                                                                                   92,314
UPRG3                                                                                   50,711
UPRG4                                                                                  151,266
EPP                                                                                     80,846
SPGR1                                                                                  209,094

UTEC1                 Alliance VP Technology Portfolio (Class B)                        10,869
UTEC2                                                                                   41,334
UTEC3                                                                                   23,577
UTEC4                                                                                   66,459
ETC                                                                                     90,649
STEC1                                                                                  189,872

WMDC6                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 28,514
WMDC5                                                                                    5,122
WMDC2                                                                                      427

PVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2            268

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT            INVESTMENT                                                      SHARES
----------------------------------------------------------------------------------------------
UMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                     5,082
UMSS2                                                                                  109,027
PMSS1                                                                                   21,914
UMSS4                                                                                  112,962
EMU                                                                                     48,031
SMSS1                                                                                   42,277
WMSS2                                                                                    3,420

UINT1                 FTVIPT Templeton Foreign Securities Fund - Class 2                23,392
UINT2                                                                                   63,865
UINT3                                                                                   36,923
UINT4                                                                                  113,049

UNDS1                 MFS(R) New Discovery Series - Service Class                        7,138
UNDS2                                                                                   19,661
PSND1                                                                                   16,981
UNDS4                                                                                   28,124

UTRS1                 MFS(R) Total Return Series - Service Class                        47,222
UTRS2                                                                                  204,651
PSTR1                                                                                  105,348
UTRS4                                                                                  207,049

PSUT1                 MFS(R) Utilities Series - Service Class                            5,959

UGIN1                 Putnam VT Growth and Income Fund - Class IB Shares                12,140
UGIN2                                                                                   49,177
PGIN1                                                                                   39,184
UGIN4                                                                                   46,546
EPG                                                                                    310,987

PIGR1                 Putnam VT International Growth Fund - Class IB Shares            345,418
EPL                                                                                    133,612
WIGR2                                                                                   34,545

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                         0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            0.630% to 0.570%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                         0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            0.050% to 0.030%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT            INVESTMENT                                                   PURCHASES
----------------------------------------------------------------------------------------------
PBND1                 AXP(R) Variable Portfolio - Bond Fund                      $      33,847
ESI                                                                                  2,471,180
SBND1                                                                                5,207,552

UCMG1                 AXP(R) Variable Portfolio - Cash Management Fund                 937,517
UCMG2                                                                                3,577,543
PCMG1                                                                                2,751,993
UCMG4                                                                                4,005,536
EMS                                                                                 46,163,200
SCMG1                                                                               40,721,352

PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund       548,503
WDEI5                                                                                  112,261
SDEI1                                                                                2,603,683
WDEI2                                                                                   32,948

UFIF1                 AXP(R) Variable Portfolio - Federal Income Fund                   44,883
UFIF2                                                                                2,745,253
UFIF3                                                                                  891,327
UFIF4                                                                                1,463,220
WFDI5                                                                                   90,855
SFDI1                                                                                  690,235
WFDI2                                                                                  330,330

UNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                15,510
UNDM2                                                                                   60,290
PNDM1                                                                                1,882,315
UNDM4                                                                                  148,882
EGD                                                                                  1,289,160
SNDM1                                                                                  759,545
WNDM2                                                                                  172,894

UGIP1                 Alliance VP Growth and Income Portfolio (Class B)                690,990
UGIP2                                                                                3,532,609
UGIP3                                                                                2,381,380
UGIP4                                                                                4,526,498

UPRG1                 Alliance VP Premier Growth Portfolio (Class B)                   569,798
UPRG2                                                                                2,557,368
UPRG3                                                                                1,339,440
UPRG4                                                                                3,831,683
EPP                                                                                  2,292,036
SPGR1                                                                                4,528,590

UTEC1                 Alliance VP Technology Portfolio (Class B)                       227,800
UTEC2                                                                                  780,785
UTEC3                                                                                  435,159
UTEC4                                                                                1,153,335
ETC                                                                                  1,082,241
STEC1                                                                                8,012,817

WMDC6(1)              Fidelity(R) VIP Mid Cap Portfolio Service Class 2                548,737
WMDC5(1)                                                                                95,523
WMDC2(1)                                                                                12,551

PVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2          6,030

UMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                    74,507
UMSS2                                                                                1,497,105
PMSS1                                                                                  321,723
UMSS4                                                                                1,772,288
EMU                                                                                    926,446
SMSS1                                                                                2,696,683
WMSS2                                                                                   49,462

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT            INVESTMENT                                                   PURCHASES
----------------------------------------------------------------------------------------------
UINT1                 FTVIPT Templeton Foreign Securities Fund - Class 2         $     449,155
UINT2                                                                                  884,018
UINT3                                                                                  458,607
UINT4                                                                                1,505,944

UNDS1                 MFS(R) New Discovery Series - Service Class                       98,329
UNDS2                                                                                  290,439
PSND1                                                                                  230,460
UNDS4                                                                                  367,912

UTRS1                 MFS(R) Total Return Series - Service Class                       885,674
UTRS2                                                                                3,690,972
PSTR1                                                                                2,006,675
UTRS4                                                                                3,792,960

PSUT1                 MFS(R) Utilities Series - Service Class                          223,871

UGIN1                 Putnam VT Growth and Income Fund - Class IB Shares               310,171
UGIN2                                                                                1,234,121
PGIN1                                                                                  840,762
UGIN4                                                                                1,153,699
EPG                                                                                  1,060,382

PIGR1                 Putnam VT International Growth Fund - Class IB Shares          2,712,096
EPL                                                                                  1,352,832
WIGR2                                                                                  222,282

(1) Operations commenced on May 1, 2001.

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   PBND1     ESI    SBND1    UCMG1    UCMG2    PCMG1    UCMG4      EMS    SCMG1    PDEI1
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.05   $ 1.38   $ 1.03   $ 1.03   $ 1.00   $ 1.05   $ 1.03   $ 1.24   $ 1.03   $ 1.00
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.11   $ 1.47   $ 1.09   $ 1.06   $ 1.01   $ 1.08   $ 1.05   $ 1.26   $ 1.05   $ 1.01
Units (000s)                          99    8,923    1,363      554    2,828    2,250    3,857    8,409   11,399      342
Net assets (000s)                 $  111  $13,122   $1,491   $  586   $2,857   $2,423   $4,054  $10,625  $11,962   $  344
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)               6.43%    6.45%    6.53%    2.91%    2.80%    2.64%    2.99%    3.38%    3.58%    1.07%
Expense ratio(2)                   1.25%    1.40%    1.60%    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%    1.25%
Total return(3)                    5.71%    6.52%    5.83%    2.91%    1.00%    2.86%    1.94%    1.61%    1.94%    1.00%
-------------------------------------------------------------------------------------------------------------------------

                                   WDEI5    SDEI1    WDEI2    UFIF1    UFIF2    UFIF3    UFIF4    WFDI5    SFDI1    WFDI2
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.08   $ 1.07   $ 1.08   $ 1.06   $ 1.05   $ 1.06   $ 1.06   $ 1.06   $ 1.06   $ 1.05
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.09   $ 1.08   $ 1.08   $ 1.11   $ 1.10   $ 1.11   $ 1.11   $ 1.11   $ 1.11   $ 1.10
Units (000s)                         115      367       34       30    2,495      799    1,321      117      424      592
Net assets (000s)                 $  125   $  396   $   37   $   33   $2,754   $  891   $1,469   $  130   $  470   $  651
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)               1.32%    1.40%    1.24%    4.25%    4.39%    4.39%    4.41%    4.54%    4.48%    4.58%
Expense ratio(2)                   1.40%    1.60%    1.65%    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%    1.65%
Total return(3)                    0.93%    0.93%    0.00%    4.72%    4.76%    4.72%    4.72%    4.72%    4.72%    4.76%
-------------------------------------------------------------------------------------------------------------------------

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  UNDM1     UNDM2     PNDM1     UNDM4       EGD     SNDM1     WNDM2     UGIP1    UGIP2     UGIP3
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.92    $ 0.92    $ 1.03    $ 0.92    $ 1.54    $ 0.90    $ 0.86    $ 0.97   $ 0.97    $ 0.97
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.76    $ 0.76    $ 0.85    $ 0.75    $ 1.27    $ 0.74    $ 0.70    $ 0.97   $ 0.96    $ 0.96
Units (000s)                          20        81     3,478       193     4,237     2,896       701       640    3,601     2,152
Net assets (000s)                 $   15    $   61    $3,005    $  145    $5,370    $2,139    $  494    $  618   $3,469    $2,075
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)               0.34%     0.43%     0.24%     0.28%     0.23%     0.24%     0.23%     0.53%    0.35%     0.46%
Expense ratio(2)                   1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%    1.10%     1.25%
Total return(3)                  (17.39%)  (17.39%)  (17.48%)  (18.48%)  (17.53%)  (17.78%)  (18.60%)    0.00%   (1.03%)   (1.03%)
----------------------------------------------------------------------------------------------------------------------------------

                                   UGIP4    UPRG1     UPRG2     UPRG3     UPRG4       EPP     SPGR1     UTEC1     UTEC2     UTEC3
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.97    $ 0.80    $ 0.80    $ 0.80    $ 0.80    $ 0.96    $ 0.86    $ 0.69    $ 0.69    $ 0.69
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.96    $ 0.65    $ 0.65    $ 0.65    $ 0.65    $ 0.79    $ 0.70    $ 0.51    $ 0.51    $ 0.51
Units (000s)                       4,722       741     3,531     1,944     5,808     2,574     7,466       364     1,387       793
Net assets (000s)                 $4,531    $  485    $2,308    $1,268    $3,782    $2,021    $5,227    $  186    $  709    $  404
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)               0.45%        --        --        --        --        --        --        --        --        --
Expense ratio(2)                   1.35%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%
Total return(3)                   (1.03%)  (18.75%)  (18.75%)  (18.75%)  (18.75%)  (17.71%)  (18.60%)  (26.09%)  (26.09%)  (26.09%)
----------------------------------------------------------------------------------------------------------------------------------

                                   UTEC4      ETC     STEC1    WMDC6(4) WMDC5(4) WMDC2(4)  PVAS1    UMSS1    UMSS2    PMSS1
----------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.69    $ 1.08    $ 0.70        --       --       --   $ 1.29   $ 1.09   $ 1.09   $ 1.16
----------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.51    $ 0.79    $ 0.51    $ 1.06   $ 1.06   $ 1.06   $ 1.45   $ 1.16   $ 1.16   $ 1.22
Units (000s)                       2,237     1,958     6,380       522       94        8        2       61    1,321      252
Net assets (000s)                 $1,140    $1,555    $3,256    $  556   $  100   $    8   $    3   $   71   $1,530   $  307
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --        --        --       --       --    0.58%    1.62%    0.63%    1.02%
Expense ratio(2)                   1.35%     1.40%     1.60%     1.25%    1.40%    1.65%    1.25%    1.00%    1.10%    1.25%
Total return(3)                  (26.09%)  (26.85%)  (27.14%)    6.00%    6.00%    6.00%   12.40%    6.42%    6.42%    5.17%
----------------------------------------------------------------------------------------------------------------------------

                                   UMSS4     EMU    SMSS1    WMSS2    UINT1     UINT2     UINT3     UINT4     UNDS1     UNDS2
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.09   $ 1.17   $ 1.19   $ 1.11   $ 1.02    $ 1.02    $ 1.02    $ 1.02    $ 1.01    $ 1.01
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.15   $ 1.23   $ 1.25   $ 1.17   $ 0.85    $ 0.85    $ 0.84    $ 0.84    $ 0.95    $ 0.95
Units (000s)                       1,374      546      473       41      324       887       514     1,576       115       317
Net assets (000s)                 $1,585   $  674   $  593   $   48   $  275    $  750    $  433    $1,327    $  109    $  300
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)               1.21%    2.10%    3.19%    0.04%    2.18%     1.23%     1.23%     2.64%        --        --
Expense ratio(2)                   1.35%    1.40%    1.60%    1.65%    1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
Total return(3)                    5.50%    5.13%    5.04%    5.41%  (16.67%)  (16.67%)  (17.65%)  (17.65%)   (5.94%)   (5.94%)
------------------------------------------------------------------------------------------------------------------------------

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  PSND1      UNDS4     UTRS1     UTRS2     PSTR1     UTRS4     PSUT1     UGIN1     UGIN2     PGIN1
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 0.93    $ 1.01    $ 1.12    $ 1.12    $ 1.06    $ 1.11    $ 1.01    $ 1.07    $ 1.07    $ 1.03
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.87    $ 0.94    $ 1.10    $ 1.10    $ 1.05    $ 1.10    $ 0.75    $ 0.99    $ 0.99    $ 0.95
Units (000s)                         293       454       792     3,440     1,861     3,493       126       287     1,166       963
Net assets (000s)                 $  258    $  428    $  875    $3,794    $1,953    $3,839    $   95    $  285    $1,153    $  918
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --     0.90%     0.88%     0.89%     0.87%     2.76%     0.19%     0.44%     0.70%
Expense ratio(2)                   1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.25%     1.00%     1.10%     1.25%
Total return(3)                   (6.45%)   (6.93%)   (1.79%)   (1.79%)   (0.94%)   (0.90%)  (25.74%)   (7.48%)   (7.48%)   (7.77%)
-----------------------------------------------------------------------------------------------------------------------------------

                                  UGIN4      EPG      PIGR1      EPL       WIGR2
--------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.07    $ 1.26    $ 1.15    $ 1.19    $ 0.75
--------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 0.98    $ 1.16    $ 0.90    $ 0.93    $ 0.59
Units (000s)                       1,109     6,280     4,731     1,775       730
Net assets (000s)                 $1,091    $7,290    $4,269    $1,651    $  427
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.72%     1.62%     0.25%     0.31%     0.27%
Expense ratio(2)                    1.35%     1.40%     1.25%     1.40%     1.65%
Total return(3)                    (8.41%)   (7.94%)  (21.74%)  (21.85%)  (21.33%)
--------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 1, 2001.

                       THIS PAGE LEFT BLANK ITENTIONALLY

                                                              45272-20 C (1/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

              AMERICAN EXPRESS INNOVATIONS CLASSIC VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                JANUARY 30, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


TABLE OF CONTENTS
    Performance Information                               p.   3
    Calculating Annuity Payouts                           p.  22
    Rating Agencies                                       p.  23
    Principal Underwriter                                 p.  23
    Independent Auditors                                  p.  23
    Financial Statements                                  P.  24

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:        P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER - 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR      COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                             --%            --%(b)
UCMG7          Cash Management Fund (1/03; 10/81)                                     --             --(b)
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                         (7.62)         (0.09)
WFDI2          Federal Income Fund (3/00; 9/99)                                    (3.79)          1.53
UGRO7          Growth Fund (1/03; 9/99)                                               --             --(b)
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                                (24.67)        (21.17)
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                             --             --(b)
USPF7          S&P 500 Index Fund (1/03; 5/00)                                        --             --(b)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)                     --             --(b)
UAAD7          Capital Development Fund, Series II Shares (1/03; 5/98)(3)             --             --(b)
UAVA7          Premier Equity Fund, Series II Shares (1/03; 5/93)(4)                  --             --(b)
             ALLIANCE VP
UGIP7          Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                  --             --(b)
UPRG7          Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                     --             --(b)
UTEC7          Technology Portfolio (Class B) (1/03; 1/96)(7)                         --             --(b)
UAGR7          Total Return Portfolio (Class B) (1/03; 12/92)(8)                      --             --(b)
             FIDELITY(R) VIP
UFCO7          Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)                --             --(b)
UFGR7          Growth Portfolio Service Class 2 (1/03; 10/86)(9)                      --             --(b)
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                     --          (7.02)(d)
UFOV7          Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                     --             --(b)
             FTVIPT
WRES2          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                (2.42)         16.54
WSMC2          Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)                (23.36)        (31.71)
WVAS2          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                               --             --(b)
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)           (3.18)          7.76
UINT7          Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)           --             --(b)
             MFS(R)
UGRS7          Investors Growth Stock Series - Service Class (1/03; 5/99)(12)         --             --(b)
UNDS7          New Discovery Series - Service Class (1/03; 5/98)(12)                  --             --(b)
UTRS7          Total Return Series - Service Class (1/03; 1/95)(12)                   --             --(b)
USUT7          Utilities Series - Service Class (1/03; 1/95)(12)                      --             --(b)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7          Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)              --             --(b)
WOGS2          Global Securities Fund/VA, Service Shares (5/02; 11/90)                --             --(b)
UOHI7          High Income Fund/VA, Service Shares (1/03; 4/86)                       --             --(b)
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)             --             --(b)
WSTB2          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                --             --(b)

                                                                                     PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT   INVESTING IN:                                                     1 YEAR      5 YEARS        10 YEARS    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                       (2.61%)      1.98%          4.68%         7.56%
UCMG7          Cash Management Fund (1/03; 10/81)                               (6.17)       1.92           1.86          3.74
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                      (7.62)         --             --         (2.36)
WFDI2          Federal Income Fund (3/00; 9/99)                                 (3.79)         --             --          1.45
UGRO7          Growth Fund (1/03; 9/99)                                        (37.56)         --             --        (20.28)
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (24.67)       6.83             --          8.05
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                          --          --             --         (2.18)(c)
USPF7          S&P 500 Index Fund (1/03; 5/00)                                 (20.84)         --             --        (18.77)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)                  --          --             --         (6.12)(c)
UAAD7          Capital Development Fund, Series II Shares (1/03; 5/98)(3)      (16.89)         --             --          1.41
UAVA7          Premier Equity Fund, Series II Shares (1/03; 5/93)(4)           (20.94)       6.66             --         10.63
             ALLIANCE VP
UGIP7          Growth and Income Portfolio (Class B) (1/03; 1/91)(5)            (9.40)      11.48          12.04         11.02
UPRG7          Premier Growth Portfolio (Class B) (1/03; 6/92)(6)              (25.30)       9.43             --         12.81
UTEC7          Technology Portfolio (Class B) (1/03; 1/96)(7)                  (32.59)       9.33             --          9.34
UAGR7          Total Return Portfolio (Class B) (1/03; 12/92)(8)                (9.97)       2.72             --          5.21
             FIDELITY(R) VIP
UFCO7          Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)         (20.84)       7.27             --         12.84
UFGR7          Growth Portfolio Service Class 2 (1/03; 10/86)(9)               (25.72)       8.46          10.54         10.93
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)              (12.74)         --             --         21.63
UFOV7          Overseas Portfolio Service Class 2 (1/03; 1/87)(9)              (28.74)      (0.31)          3.19          3.45
             FTVIPT
WRES2          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)             (2.42)       2.94           8.72          7.51
WSMC2          Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)             (23.36)       8.60             --         11.59
WVAS2          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                          3.00          --             --         (4.41)
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)        (3.18)       7.14             --          7.87
UINT7          Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)    (24.03)       1.62             --          6.93
             MFS(R)
UGRS7          Investors Growth Stock Series - Service Class (1/03; 5/99)(12)  (32.03)         --             --         (5.04)
UNDS7          New Discovery Series - Service Class (1/03; 5/98)(12)           (14.31)         --             --         10.88
UTRS7          Total Return Series - Service Class (1/03; 1/95)(12)             (9.54)       7.21             --         10.36
USUT7          Utilities Series - Service Class (1/03; 1/95)(12)               (31.56)       7.50             --         11.60
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7          Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)       (20.96)      11.13          12.40         11.63
WOGS2          Global Securities Fund/VA, Service Shares (5/02; 11/90)         (20.58)      12.29          11.10          9.99
UOHI7          High Income Fund/VA, Service Shares (1/03; 4/86)                 (7.74)      (0.10)          6.01          7.25
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)       (9.87)         --             --          0.14
WSTB2          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)          (3.04)       1.82             --          3.24

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                               SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR     COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN7          Putnam VT Growth and Income Fund -
               Class IB Shares (1/03; 2/88)(14)                     --%           --%(b)
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(15)                 (28.21)       (24.75)
UPRE7          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                     --            --(b)
WVIS2          Putnam VT Vista Fund -
               Class IB Shares (3/00; 1/97)(15)                 (39.87)       (35.85)
             STI CLASSIC VARIABLE TRUST
USAP7          Capital Appreciation Fund (1/03; 10/95)              --            --(b)
USGR7          Growth and Income Fund (1/03; 12/99)                 --            --(b)
USIE7          International Equity Fund (1/03; 11/96)              --            --(b)
USIG7          Investment Grade Bond Fund (1/03; 10/95)             --            --(b)
USME7          Mid-Cap Equity Fund (1/03; 10/95)                    --            --(b)
USSV7          Small Cap Value Equity Fund (1/03; 10/97)            --            --(b)
USVI7          Value Income Stock Fund (1/03; 10/95)                --            --(b)

                                                                        PERFORMANCE OF THE FUND
                                                                                                            SINCE
SUBACCOUNT   INVESTING IN:                                        1 YEAR      5 YEARS   10 YEARS         COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN7          Putnam VT Growth and Income Fund -
               Class IB Shares (1/03; 2/88)(14)                  (15.34%)        4.93%      9.06%            10.07%
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(15)                  (28.21)           --         --              6.57
UPRE7          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                  (26.60)           --         --              2.24
WVIS2          Putnam VT Vista Fund -
               Class IB Shares (3/00; 1/97)(15)                  (39.87)           --         --              4.49
             STI CLASSIC VARIABLE TRUST
USAP7          Capital Appreciation Fund (1/03; 10/95)           (14.33)        10.35         --             12.76
USGR7          Growth and Income Fund (1/03; 12/99)              (14.63)           --         --             27.64
USIE7          International Equity Fund (1/03; 11/96)           (25.32)        (0.57)        --             11.21
USIG7          Investment Grade Bond Fund (1/03; 10/95)           (1.06)         3.40         --             12.72
USME7          Mid-Cap Equity Fund (1/03; 10/95)                  (6.70)         5.36         --             16.80
USSV7          Small Cap Value Equity Fund (1/03; 10/97)          10.60            --         --             14.67
USVI7          Value Income Stock Fund (1/03; 10/95)             (10.57)         5.31         --              7.90

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT   INVESTING IN:                                                      1 YEAR     COMMENCEMENT

             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                           --%        --%(b)
UCMG7          Cash Management Fund (1/03; 10/81)                                   --         --(b)
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                       (0.45)      3.54
WFDI2          Federal Income Fund (3/00; 9/99)                                   3.70       5.22
UGRO7          Growth Fund (1/03; 9/99)                                             --         --(b)
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                              (18.99)    (18.32)
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                           --         --(b)
USPF7          S&P 500 Index Fund (1/03; 5/00)                                      --         --(b)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)                   --         --(b)
UAAD7          Capital Development Fund, Series II Shares (1/03; 5/98)(3)           --         --(b)
UAVA7          Premier Equity Fund, Series II Shares (1/03; 5/93)(4)                --         --(b)
             ALLIANCE VP
UGIP7          Growth and Income Portfolio (Class B) (1/03; 1/91)(5)                --         --(b)
UPRG7          Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                   --         --(b)
UTEC7          Technology Portfolio (Class B) (1/03; 1/96)(7)                       --         --(b)
UAGR7          Total Return Portfolio (Class B) (1/03; 12/92)(8)                    --         --(b)
             FIDELITY(R) VIP
UFCO7          Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)              --         --(b)
UFGR7          Growth Portfolio Service Class 2 (1/03; 10/86)(9)                    --         --(b)
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                   --       0.20(d)
UFOV7          Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                   --         --(b)
             FTVIPT
WRES2          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)               5.19      19.86
WSMC2          Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)              (17.56)    (29.22)
WVAS2          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                             --         --(b)
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)          4.36      11.31
UINT7          Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)         --         --(b)
             MFS(R)
UGRS7          Investors Growth Stock Series - Service Class (1/03; 5/99)(12)       --         --(b)
UNDS7          New Discovery Series - Service Class (1/03; 5/98)(12)                --         --(b)
UTRS7          Total Return Series - Service Class (1/03; 1/95)(12)                 --         --(b)
USUT7          Utilities Series - Service Class (1/03; 1/95)(12)                    --         --(b)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7          Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)            --         --(b)
WOGS2          Global Securities Fund/VA, Service Shares (5/02; 11/90)              --         --(b)
UOHI7          High Income Fund/VA, Service Shares (1/03; 4/86)                     --         --(b)
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)           --         --(b)
WSTB2          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)              --         --(b)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                        1 YEAR       5 YEARS   10 YEARS   COMMENCEMENT

             AXP(R) VARIABLE PORTFOLIO -
UBND7          Bond Fund (1/03; 10/81)(1)                                           4.98%        2.35%      4.68%        7.55%
UCMG7          Cash Management Fund (1/03; 10/81)                                   1.12         2.29       1.86         3.74
WDEI2          Diversified Equity Income Fund (3/00; 9/99)                         (0.45)          --         --         0.05
WFDI2          Federal Income Fund (3/00; 9/99)                                     3.70           --         --         3.93
UGRO7          Growth Fund (1/03; 9/99)                                           (33.00)          --         --       (18.28)
WNDM2          NEW DIMENSIONS FUND(R) (3/00; 5/96)                                (18.99)        7.14         --         8.04
WSVA2          Partners Small Cap Value Fund (5/02; 8/01)                             --           --         --         5.46(c)
USPF7          S&P 500 Index Fund (1/03; 5/00)                                    (14.82)          --         --       (15.56)
             AIM V.I.
UABA7          Basic Value Fund, Series II Shares (1/03; 9/01)(2)                     --           --         --         1.17(c)
UAAD7          Capital Development Fund, Series II Shares (1/03; 5/98)(3)         (10.53)          --         --         2.42
UAVA7          Premier Equity Fund, Series II Shares (1/03; 5/93)(4)              (14.94)        6.97         --        10.62
             ALLIANCE VP
UGIP7          Growth and Income Portfolio (Class B) (1/03; 1/91)(5)               (2.39)       11.74      12.04        11.02
UPRG7          Premier Growth Portfolio (Class B) (1/03; 6/92)(6)                 (19.68)        9.71         --        12.80
UTEC7          Technology Portfolio (Class B) (1/03; 1/96)(7)                     (27.60)        9.61         --         9.33
UAGR7          Total Return Portfolio (Class B) (1/03; 12/92)(8)                   (3.01)        3.08         --         5.20
             FIDELITY(R) VIP
UFCO7          Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(9)            (14.83)        7.57         --        12.83
UFGR7          Growth Portfolio Service Class 2 (1/03; 10/86)(9)                  (20.14)        8.75      10.54        10.92
WMDC2          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                  (6.02)          --         --        22.51
UFOV7          Overseas Portfolio Service Class 2 (1/03; 1/87)(9)                 (23.41)        0.04       3.19         3.44
             FTVIPT
WRES2          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                 5.19         3.29       8.72         7.51
WSMC2          Franklin Small Cap Fund - Class 2 (3/00; 11/95)(10)                (17.56)        8.88         --        11.58
WVAS2          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                            11.00           --         --        (3.45)
WMSS2          Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(10)            4.36         7.44         --         7.86
UINT7          Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(11)       (18.29)        1.98         --         6.92
             MFS(R)
UGRS7          Investors Growth Stock Series - Service Class (1/03; 5/99)(12)     (26.99)          --         --        (3.07)
UNDS7          New Discovery Series - Service Class (1/03; 5/98)(12)               (7.73)          --         --        11.69
UTRS7          Total Return Series - Service Class (1/03; 1/95)(12)                (2.54)        7.51         --        10.36
USUT7          Utilities Series - Service Class (1/03; 1/95)(12)                  (26.48)        7.80         --        11.59
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7          Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)          (14.96)       11.39      12.40        11.62
WOGS2          Global Securities Fund/VA, Service Shares (5/02; 11/90)            (14.54)       12.54      11.10         9.99
UOHI7          High Income Fund/VA, Service Shares (1/03; 4/86)                    (0.59)        0.27       6.01         7.24
UOSM7          Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)          (2.90)          --         --         1.15
WSTB2          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)              4.52         2.19         --         3.24

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                            SINCE
SUBACCOUNT   INVESTING IN:                                     1 YEAR     COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN7          Putnam VT Growth and Income Fund -
               Class IB Shares (1/03; 2/88)(14)                    --%         --%(b)
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(15)                (22.84)     (22.06)
UPRE7          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                    --          --(b)
WVIS2          Putnam VT Vista Fund -
               Class IB Shares (3/00; 1/97)(15)                (35.52)     (33.54)
             STI CLASSIC VARIABLE TRUST
USAP7          Capital Appreciation Fund (1/03; 10/95)             --          --(b)
USGR7          Growth and Income Fund (1/03; 12/99)                --          --(b)
USIE7          International Equity Fund (1/03; 11/96)             --          --(b)
USIG7          Investment Grade Bond Fund (1/03; 10/95)            --          --(b)
USME7          Mid-Cap Equity Fund (1/03; 10/95)                   --          --(b)
USSV7          Small Cap Value Equity Fund (1/03; 10/97)           --          --(b)
USVI7          Value Income Stock Fund (1/03; 10/95)               --          --(b)

                                                                      PERFORMANCE OF THE FUND
                                                                                                      SINCE
SUBACCOUNT   INVESTING IN:                                    1 YEAR      5 YEARS   10 YEARS       COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN7          Putnam VT Growth and Income Fund -
               Class IB Shares (1/03; 2/88)(14)                (8.85%)      5.26%     9.06%            10.06%
WIGR2          Putnam VT International Growth Fund -
               Class IB Shares (3/00; 1/97)(15)               (22.84)         --        --              6.88
UPRE7          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)               (21.09)         --        --              3.40
WVIS2          Putnam VT Vista Fund -
               Class IB Shares (3/00; 1/97)(15)               (35.52)         --        --              4.82
             STI CLASSIC VARIABLE TRUST
USAP7          Capital Appreciation Fund (1/03; 10/95)         (7.75)      10.62        --             12.75
USGR7          Growth and Income Fund (1/03; 12/99)            (8.08)         --        --             29.94
USIE7          International Equity Fund (1/03; 11/96)        (19.70)      (0.22)       --             11.21
USIG7          Investment Grade Bond Fund (1/03; 10/95)         6.67        3.74        --             12.71
USME7          Mid-Cap Equity Fund (1/03; 10/95)                0.54        5.68        --             16.79
USSV7          Small Cap Value Equity Fund (1/03; 10/97)       18.60          --        --             14.97
USVI7          Value Income Stock Fund (1/03; 10/95)           (3.67)       5.63        --              7.90

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR      COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                          (1.30%)        1.92%
PCMG1          Cash Management Fund (11/99; 10/81)                                  (5.00)         0.39
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                         (6.37)        (2.57)
UFIF3          Federal Income Fund (5/00; 9/99)                                     (2.62)         2.19
UGRO3          Growth Fund (5/02; 9/99)                                                --            --(b)
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (23.59)       (10.56)
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                              --            --(b)
USPF3          S&P 500 Index Fund (5/00; 5/00)                                     (19.74)       (17.30)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --            --(b)
UAAD3          Capital Development Fund, Series II Shares (5/02; 5/98)(3)              --            --(b)
UAVA3          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                   --            --(b)
             ALLIANCE VP
UGIP3          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                (8.25)        (6.96)
UPRG3          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                  (24.22)       (27.11)
UTEC3          Technology Portfolio (Class B) (5/00; 1/96)(7)                      (31.54)       (37.54)
UAGR3          Total Return Portfolio (Class B) (5/02; 12/92)(8)                       --            --(b)
             FIDELITY(R) VIP
UFCO3          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                 --            --(b)
UFGR3          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                       --            --(b)
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                      --         (6.02)(d)
UFOV3          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                      --            --(b)
             FTVIPT
WRES6          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                 (1.25)        17.42
PSMC1          Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                (22.26)        (5.58)
PVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (11/99; 5/98)(10)                                             4.42         16.21
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)           (2.01)         6.73
UINT3          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)        (22.94)       (14.30)
             MFS(R)
UGRS3          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)      (30.97)       (23.62)
PSND1          New Discovery Series - Service Class (5/00; 5/98)(12)               (13.18)        (8.13)
PSTR1          Total Return Series - Service Class (5/00; 1/95)(12)                 (8.39)         1.29
PSUT1          Utilities Series - Service Class (10/00; 1/95)(12)                  (30.62)       (26.59)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --            --(b)
WOGS6          Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --            --(b)
UOHI3          High Income Fund/VA, Service Shares (5/02; 4/86)                        --            --(b)
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --            --(b)
WSTB6          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                 --            --(b)

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT   INVESTING IN:                                                          1 YEAR      5 YEARS   10 YEARS    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                           (1.30%)       2.64%     6.05%        8.95%
PCMG1          Cash Management Fund (11/99; 10/81)                                   (5.00)        2.50      3.13         5.02
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                          (6.37)          --        --        (1.46)
UFIF3          Federal Income Fund (5/00; 9/99)                                      (2.62)          --        --         2.26
UGRO3          Growth Fund (5/02; 9/99)                                             (36.66)          --        --       (19.63)
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (23.59)        7.53        --         8.74
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                               --           --        --        (1.25)(c)
USPF3          S&P 500 Index Fund (5/00; 5/00)                                      (19.74)          --        --       (18.09)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                       --           --        --        (5.22)(c)
UAAD3          Capital Development Fund, Series II Shares (5/02; 5/98)(3)           (15.77)          --        --         1.92
UAVA3          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                (20.20)        6.86        --        11.43
             ALLIANCE VP
UGIP3          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                 (8.25)       12.30     13.34        12.32
UPRG3          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                   (24.22)       10.20        --        14.11
UTEC3          Technology Portfolio (Class B) (5/00; 1/96)(7)                       (31.54)       10.09        --        10.12
UAGR3          Total Return Portfolio (Class B) (5/02; 12/92)(8)                     (8.82)        3.31        --         6.48
             FIDELITY(R) VIP
UFCO3          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)              (19.74)        7.99        --        13.95
UFGR3          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                    (24.64)        9.21     11.84        12.23
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                   (11.60)          --        --        22.34
UFOV3          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                   (27.67)        0.21      4.46         4.72
             FTVIPT
WRES6          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                  (1.25)        3.54     10.01         8.79
PSMC1          Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                 (22.26)        9.32        --        12.59
PVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (11/99; 5/98)(10)                                              4.42           --        --         0.12
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)            (2.01)        7.85        --         8.47
UINT3          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)         (22.94)        2.17        --         8.21
             MFS(R)
UGRS3          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)       (30.97)          --        --        (4.16)
PSND1          New Discovery Series - Service Class (5/00; 5/98)(12)                (13.18)          --        --        11.62
PSTR1          Total Return Series - Service Class (5/00; 1/95)(12)                  (8.39)        7.93        --        11.44
PSUT1          Utilities Series - Service Class (10/00; 1/95)(12)                   (30.62)        8.19        --        13.04
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)            (19.86)       11.93     13.70        12.93
WOGS6          Global Securities Fund/VA, Service Shares (5/02; 11/90)              (19.48)       13.12     12.40        11.29
UOHI3          High Income Fund/VA, Service Shares (5/02; 4/86)                      (6.59)        0.40      7.29         8.53
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            (8.73)          --        --         0.60
WSTB6          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)               (1.87)        2.39        --         4.51

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                              SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR     COMMENCEMENT
             PUTNAM VARIABLE TRUST
PGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (11/99; 2/88)(14)                 (14.22%)      (4.80%)
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(15)                 (27.07)      (10.31)
UPRE3          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                      --           --(b)
UVIS3          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                  (38.85)      (30.66)
             STI CLASSIC VARIABLE TRUST
USAP3          Capital Appreciation Fund (1/03; 10/95)               --           --(b)
USGR3          Growth and Income Fund (1/03; 12/99)                  --           --(b)
USIE3          International Equity Fund (1/03; 11/96)               --           --(b)
USIG3          Investment Grade Bond Fund (1/03; 10/95)              --           --(b)
USME3          Mid-Cap Equity Fund (1/03; 10/95)                     --           --(b)
USSV3          Small Cap Value Equity Fund (1/03; 10/97)             --           --(b)
USVI3          Value Income Stock Fund (1/03; 10/95)                 --           --(b)

                                                                        PERFORMANCE OF THE FUND
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                     1 YEAR       5 YEARS      10 YEARS   COMMENCEMENT
             PUTNAM VARIABLE TRUST
PGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (11/99; 2/88)(14)               (14.22%)       5.59%        10.35%       11.36%
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(15)               (27.07)          --            --         7.38
UPRE3          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                (25.52)          --            --         2.69
UVIS3          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                (38.85)          --            --         5.11
             STI CLASSIC VARIABLE TRUST
USAP3          Capital Appreciation Fund (1/03; 10/95)         (13.20)       11.14            --        13.82
USGR3          Growth and Income Fund (1/03; 12/99)            (13.50)          --            --        27.82
USIE3          International Equity Fund (1/03; 11/96)         (24.23)       (0.05)           --        11.63
USIG3          Investment Grade Bond Fund (1/03; 10/95)           0.13        4.01            --        13.56
USME3          Mid-Cap Equity Fund (1/03; 10/95)                (5.54)        6.02            --        17.68
USSV3          Small Cap Value Equity Fund (1/03; 10/97)         11.93          --            --        15.05
USVI3          Value Income Stock Fund (1/03; 10/95)            (9.43)        5.98            --         8.88

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT   INVESTING IN:                                                          1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                             6.41%        5.00%
PCMG1          Cash Management Fund (11/99; 10/81)                                     2.39         3.48
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                            0.90         0.45
UFIF3          Federal Income Fund (5/00; 9/99)                                        4.98         7.09
UGRO3          Growth Fund (5/02; 9/99)                                                  --           --(b)
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (17.81)       (7.80)
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                                --           --(b)
USPF3          S&P 500 Index Fund (5/00; 5/00)                                       (13.63)      (13.37)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                        --           --(b)
UAAD3          Capital Development Fund, Series II Shares (5/02; 5/98)(3)                --           --(b)
UAVA3          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                     --           --(b)
             ALLIANCE VP
UGIP3          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                  (1.14)       (2.52)
UPRG3          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                    (18.50)      (23.66)
UTEC3          Technology Portfolio (Class B) (5/00; 1/96)(7)                        (26.45)      (34.60)
UAGR3          Total Return Portfolio (Class B) (5/02; 12/92)(8)                         --           --(b)
             FIDELITY(R) VIP
UFCO3          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                   --           --(b)
UFGR3          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                         --           --(b)
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                        --         1.28(d)
UFOV3          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                        --           --(b)
             FTVIPT
WRES6          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                    6.47        21.19
PSMC1          Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                  (16.37)       (2.66)
PVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (11/99; 5/98)(10)                                              12.42        18.93
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)              5.64         9.71
UINT3          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)          (17.11)      (10.23)
             MFS(R)
UGRS3          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)        (25.84)      (20.01)
PSND1          New Discovery Series - Service Class (5/00; 5/98)(12)                  (6.51)       (3.71)
PSTR1          Total Return Series - Service Class (5/00; 1/95)(12)                   (1.29)        6.15
PSUT1          Utilities Series - Service Class (10/00; 1/95)(12)                    (25.46)      (21.83)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                 --           --(b)
WOGS6          Global Securities Fund/VA, Service Shares (5/02; 11/90)                   --           --(b)
UOHI3          High Income Fund/VA, Service Shares (5/02; 4/86)                          --           --(b)
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                --           --(b)
WSTB6          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                   --           --(b)

                                                                                           PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                        1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
PBND1          Bond Fund (11/99; 10/81)(1)                                           6.41%       3.70%      6.05%         8.94%
PCMG1          Cash Management Fund (11/99; 10/81)                                   2.39        3.57       3.13          5.01
PDEI1          Diversified Equity Income Fund (11/99; 9/99)                          0.90          --         --          1.40
UFIF3          Federal Income Fund (5/00; 9/99)                                      4.98          --         --          5.17
UGRO3          Growth Fund (5/02; 9/99)                                            (32.02)         --         --        (17.27)
PNDM1          NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (17.81)       8.42         --          9.33
WSVA6          Partners Small Cap Value Fund (5/02; 8/01)                              --          --         --          6.47(c)
USPF3          S&P 500 Index Fund (5/00; 5/00)                                     (13.63)         --         --        (14.37)
             AIM V.I.
UABA3          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --          --         --          2.15(c)
UAAD3          Capital Development Fund, Series II Shares (5/02; 5/98)(3)           (9.31)         --         --          3.69
UAVA3          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)               (14.13)       7.76         --         11.42
             ALLIANCE VP
UGIP3          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                (1.14)      13.04      13.34         12.32
UPRG3          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                  (18.50)      11.00         --         14.10
UTEC3          Technology Portfolio (Class B) (5/00; 1/96)(7)                      (26.45)      10.90         --         10.63
UAGR3          Total Return Portfolio (Class B) (5/02; 12/92)(8)                    (1.76)       4.35         --          6.48
             FIDELITY(R) VIP
UFCO3          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)             (13.63)       8.86         --         14.14
UFGR3          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                   (18.96)      10.04      11.84         12.22
WMDC6          Mid Cap Portfolio Service Class 2 (5/01; 12/98)(9)                   (4.79)         --         --         23.85
UFOV3          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                  (22.25)       1.29       4.46          4.71
             FTVIPT
WRES6          Franklin Real Estate Fund - Class 2 (3/00; 1/89)(10)                  6.47        4.56      10.01          8.79
PSMC1          Franklin Small Cap Fund - Class 2 (11/99; 11/95)(10)                (16.37)      10.14         --         12.85
PVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (11/99; 5/98)(10)                                            12.42          --         --          1.91
PMSS1          Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(10)            5.64        8.72         --          9.15
UINT3          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)        (17.11)       3.24         --          8.21
             MFS(R)
UGRS3          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)      (25.84)         --         --         (1.83)
PSND1          New Discovery Series - Service Class (5/00; 5/98)(12)                (6.51)         --         --         13.01
PSTR1          Total Return Series - Service Class (5/00; 1/95)(12)                 (1.29)       8.80         --         11.65
PSUT1          Utilities Series - Service Class (10/00; 1/95)(12)                  (25.46)       9.05         --         13.23
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (13.76)      12.69      13.70         12.92
WOGS6          Global Securities Fund/VA, Service Shares (5/02; 11/90)             (13.34)      13.84      12.40         11.28
UOHI3          High Income Fund/VA, Service Shares (5/02; 4/86)                      0.66        1.52       7.29          8.53
UOSM3          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)           (1.66)         --         --          2.40
WSTB6          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)               5.80        3.46         --          4.50

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                        1 YEAR     COMMENCEMENT
             PUTNAM VARIABLE TRUST
PGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (11/99; 2/88)(14)                   (7.63%)       (1.86%)
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(15)                  (21.59)        (7.53)
UPRE3          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                       --            --(b)
UVIS3          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                   (34.40)       (27.40)
             STI CLASSIC VARIABLE TRUST
USAP3          Capital Appreciation Fund (1/03; 10/95)                --            --(b)
USGR3          Growth and Income Fund (1/03; 12/99)                   --            --(b)
USIE3          International Equity Fund (1/03; 11/96)                --            --(b)
USIG3          Investment Grade Bond Fund (1/03; 10/95)               --            --(b)
USME3          Mid-Cap Equity Fund (1/03; 10/95)                      --            --(b)
USSV3          Small Cap Value Equity Fund (1/03; 10/97)              --            --(b)
USVI3          Value Income Stock Fund (1/03; 10/95)                  --            --(b)

                                                                       PERFORMANCE OF THE FUND
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
             PUTNAM VARIABLE TRUST
PGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (11/99; 2/88)(14)                 (7.63%)       6.54%      10.35%       11.35%
PIGR1          Putnam VT International Growth Fund -
               Class IB Shares (11/99; 1/97)(15)                (21.59)          --          --         8.26
UPRE3          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                 (19.92)          --          --         4.66
UVIS3          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                 (34.40)          --          --         6.07
             STI CLASSIC VARIABLE TRUST
USAP3          Capital Appreciation Fund (1/03; 10/95)           (6.52)       11.92          --        14.06
USGR3          Growth and Income Fund (1/03; 12/99)              (6.85)          --          --        30.50
USIE3          International Equity Fund (1/03; 11/96)          (18.52)        1.04          --        12.23
USIG3          Investment Grade Bond Fund (1/03; 10/95)           7.96         5.02          --        13.80
USME3          Mid-Cap Equity Fund (1/03; 10/95)                  1.80         6.96          --        17.87
USSV3          Small Cap Value Equity Fund (1/03; 10/97)         19.93           --          --        15.94
USVI3          Value Income Stock Fund (1/03; 10/95)             (2.42)        6.91          --         9.18

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.50% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT   INVESTING IN:                                     1 YEAR       5 YEARS    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                       (2.37%)      2.24%        4.92%
EMS            Cash Management Fund (2/95; 10/81)               (5.94)       2.18         2.57
WDEI5          Diversified Equity Income Fund (3/00; 9/99)      (7.39)         --         0.16
WFDI5          Federal Income Fund (3/00; 9/99)                 (3.55)         --         1.78
EVG            Growth Fund (5/00; 9/99)                        (37.41)         --       (36.78)
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)            (24.48)         --         4.51
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)          --          --           --(b)
WSPF5          S&P 500 Index Fund (1/03; 5/00)                     --          --           --(b)
             AIM V.I.
WABA5          Basic Value Fund,
               Series II Shares (7/02; 9/01)(2)                    --          --           --(b)
WAAD5          Capital Development Fund,
               Series II Shares (8/02; 5/98)(3)                    --          --           --(b)
WAVA5          Premier Equity Fund,
               Series II Shares (3/02; 5/93)(4)                    --          --           --(b)
             ALLIANCE VP
WGIP5          Growth and Income Portfolio
               (Class B) (8/02; 1/91)(5)                           --          --           --(b)
EPP            Premier Growth Portfolio
               (Class B) (9/99; 6/92)(6)                       (25.11)         --       (12.64)
ETC            Technology Portfolio
               (Class B) (9/99; 1/96)(7)                       (32.42)         --       (12.20)
WAGR5          Total Return Portfolio
               (Class B) (1/03; 12/92)(8)                          --          --           --(b)
             FIDELITY(R) VIP
WFCO5          Contrafund(R) Portfolio
               Service Class 2 (8/02; 1/95)(9)                     --          --           --(b)
WFGR5          Growth Portfolio
               Service Class 2 (3/02; 10/86)(9)                    --          --           --(b)
WMDC5          Mid Cap Portfolio
               Service Class 2 (5/01; 12/98)(9)                    --          --        (6.88)(d)
WFOV5          Overseas Portfolio
               Service Class 2 (1/03; 1/87)(9)                     --          --           --(b)
             FTVIPT
ERE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(10)                         (2.18)         --        11.40
WSMC5          Franklin Small Cap Fund -
               Class 2 (3/00; 11/95)(10)                       (23.16)         --       (31.53)
WVAS5          Franklin Small Cap Value Securities Fund -
               Class 2 (3/02; 5/98)(10)                            --          --           --(b)
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(10)                        (2.94)         --         7.47
WINT5          Templeton Foreign Securities Fund -
               Class 2 (3/02; 5/92)(11)                            --          --           --(b)

                                                                                PERFORMANCE OF THE FUND
                                                                                                             SINCE
SUBACCOUNT   INVESTING IN:                                         1 YEAR       10 YEARS      5 YEARS     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                           (2.37%)        2.24%        4.93%          7.82%
EMS            Cash Management Fund (2/95; 10/81)                   (5.94)         2.18         2.08           3.98
WDEI5          Diversified Equity Income Fund (3/00; 9/99)          (7.39)           --           --          (2.12)
WFDI5          Federal Income Fund (3/00; 9/99)                     (3.55)           --           --           1.70
EVG            Growth Fund (5/00; 9/99)                            (37.41)           --           --         (20.08)
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)                (24.48)         7.10           --           8.31
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)              --            --           --          (2.08)(c)
WSPF5          S&P 500 Index Fund (1/03; 5/00)                     (20.64)           --           --         (18.56)
             AIM V.I.
WABA5          Basic Value Fund,
               Series II Shares (7/02; 9/01)(2)                        --            --           --          (6.05)(c)
WAAD5          Capital Development Fund,
               Series II Shares (8/02; 5/98)(3)                    (16.68)           --           --           1.67
WAVA5          Premier Equity Fund,
               Series II Shares (3/02; 5/93)(4)                    (20.74)         6.93           --          10.91
             ALLIANCE VP
WGIP5          Growth and Income Portfolio
               (Class B) (8/02; 1/91)(5)                            (9.17)        11.76        12.32          11.30
EPP            Premier Growth Portfolio
               (Class B) (9/99; 6/92)(6)                           (25.11)         9.71           --          13.10
ETC            Technology Portfolio
               (Class B) (9/99; 1/96)(7)                           (32.42)         9.58           --           9.60
WAGR5          Total Return Portfolio
               (Class B) (1/03; 12/92)(8)                           (9.74)         2.99           --           5.47
             FIDELITY(R) VIP
WFCO5          Contrafund(R) Portfolio
               Service Class 2 (8/02; 1/95)(9)                     (20.64)         7.55           --          13.13
WFGR5          Growth Portfolio
               Service Class 2 (3/02; 10/86)(9)                    (25.54)         8.74        10.82          11.21
WMDC5          Mid Cap Portfolio
               Service Class 2 (5/01; 12/98)(9)                    (12.52)           --           --          21.95
WFOV5          Overseas Portfolio
               Service Class 2 (1/03; 1/87)(9)                     (28.56)        (0.06)        3.45           3.71
             FTVIPT
ERE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(10)                             (2.18)         3.21         8.99           7.78
WSMC5          Franklin Small Cap Fund -
               Class 2 (3/00; 11/95)(10)                           (23.16)         8.87           --          11.87
WVAS5          Franklin Small Cap Value Securities Fund -
               Class 2 (3/02; 5/98)(10)                              3.29            --           --          (0.20)
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(10)                            (2.94)         7.42           --           8.14
WINT5          Templeton Foreign Securities Fund -
               Class 2 (3/02; 5/92)(11)                            (23.84)         1.90           --           7.21

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR     5 YEARS  COMMENCEMENT
             MFS(R)
WGRS5          Investors Growth Stock Series -
               Service Class (1/03; 5/99)(12)                        --%       --%       --%(b)
WSND5          New Discovery Series -
               Service Class (3/02; 5/98)(12)                        --        --        --(b)
WSTR5          Total Return Series -
               Service Class (3/02; 1/95)(12)                        --        --        --(b)
WSUT5          Utilities Series -
               Service Class (3/02; 1/95)(12)                        --        --        --(b)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5          Capital Appreciation Fund/VA,
               Service Shares (8/02; 4/85)                           --        --        --(b)
WOGS5          Global Securities Fund/VA,
               Service Shares (5/02; 11/90)                          --        --        --(b)
WOHI5          High Income Fund/VA,
               Service Shares (1/03; 4/86)                           --        --        --(b)
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                           --        --        --(b)
WSTB5          Strategic Bond Fund/VA,
               Service Shares (5/02; 5/93)(13)                       --        --        --(b)
             PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(14)                 (15.13)       --         2.63
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(15)                  (28.03)       --       (5.39)
WPRE5          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                      --        --        --(b)
EPT            Putnam VT Vista Fund -
               Class IB Shares (8/99; 1/97)(15)                  (39.72)       --      (10.07)
             STI CLASSIC VARIABLE TRUST
WSAP5          Capital Appreciation Fund (1/03; 10/95)               --        --        --(b)
WSGR5          Growth and Income Fund (1/03; 12/99)                  --        --        --(b)
WSIE5          International Equity Fund (1/03; 11/96)               --        --        --(b)
WSIG5          Investment Grade Bond Fund (1/03; 10/95)              --        --        --(b)
WSME5          Mid-Cap Equity Fund (1/03; 10/95)                     --        --        --(b)
WSSV5          Small Cap Value Equity Fund (1/03; 10/97)             --        --        --(b)
WSVI5          Value Income Stock Fund (1/03; 10/95)                 --        --        --(b)

                                                                           PERFORMANCE OF THE FUND
                                                                                                     SINCE
SUBACCOUNT   INVESTING IN:                                      1 YEAR      5 YEARS   10 YEARS    COMMENCEMENT
             MFS(R)
WGRS5          Investors Growth Stock Series -
               Service Class (1/03; 5/99)(12)                   (31.86%)        --%        --%        (4.80%)
WSND5          New Discovery Series -
               Service Class (3/02; 5/98)(12)                   (14.10)         --         --         11.18
WSTR5          Total Return Series -
               Service Class (3/02; 1/95)(12)                    (9.31)       7.49         --         10.64
WSUT5          Utilities Series -
               Service Class (3/02; 1/95)(12)                   (31.50)       7.74         --         12.22
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5          Capital Appreciation Fund/VA,
               Service Shares (8/02; 4/85)                      (20.76)      11.41      12.68         11.91
WOGS5          Global Securities Fund/VA,
               Service Shares (5/02; 11/90)                     (20.38)      12.57      11.38         10.27
WOHI5          High Income Fund/VA,
               Service Shares (1/03; 4/86)                       (7.51)       0.16       6.28          7.52
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                       (9.64)         --         --          0.39
WSTB5          Strategic Bond Fund/VA,
               Service Shares (5/02; 5/93)(13)                   (2.80)       2.08         --          3.50
             PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(14)                (15.13)       5.19       9.27         10.27
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(15)                 (28.03)         --         --          6.85
WPRE5          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                 (26.42)         --         --          2.51
EPT            Putnam VT Vista Fund -
               Class IB Shares (8/99; 1/97)(15)                 (39.72)         --         --          4.75
             STI CLASSIC VARIABLE TRUST
WSAP5          Capital Appreciation Fund (1/03; 10/95)          (14.11)      10.63         --         13.05
WSGR5          Growth and Income Fund (1/03; 12/99)             (14.41)         --         --         27.52
WSIE5          International Equity Fund (1/03; 11/96)          (25.13)      (0.32)         --        11.35
WSIG5          Investment Grade Bond Fund (1/03; 10/95)          (0.81)       3.66         --         12.89
WSME5          Mid-Cap Equity Fund (1/03; 10/95)                 (6.47)       5.63         --         16.97
WSSV5          Small Cap Value Equity Fund (1/03; 10/97)          10.90         --         --         14.77
WSVI5          Value Income Stock Fund (1/03; 10/95)            (10.35)       5.58         --          8.17

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE

DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR     5 YEARS  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                          5.25%       2.61%      4.92%
EMS            Cash Management Fund (2/95; 10/81)                  1.37        2.54       2.57
WDEI5          Diversified Equity Income Fund (3/00; 9/99)        (0.20)         --       3.80
WFDI5          Federal Income Fund (3/00; 9/99)                    3.96          --       5.47
EVG            Growth Fund (5/00; 9/99)                          (32.83)         --     (34.33)
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)              (18.78)         --       4.92
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)            --          --         --(b)
WSPF5          S&P 500 Index Fund (1/03; 5/00)                       --          --         --(b)
             AIM V.I.
WABA5          Basic Value Fund,
               Series II Shares (7/02; 9/01)(2)                      --          --         --(b)
WAAD5          Capital Development Fund,
               Series II Shares (8/02; 5/98)(3)                      --          --         --(b)
WAVA5          Premier Equity Fund,
               Series II Shares (3/02; 5/93)(4)                      --          --         --(b)
             ALLIANCE VP
WGIP5          Growth and Income Portfolio
               (Class B) (8/02; 1/91)(5)                             --          --         --(b)
EPP            Premier Growth Portfolio
               (Class B) (9/99; 6/92)(6)                         (19.47)         --     (10.46)
ETC            Technology Portfolio
               (Class B) (9/99; 1/96)(7)                         (27.42)         --      (9.96)
WAGR5          Total Return Portfolio
               (Class B) (1/03; 12/92)(8)                            --          --         --(b)
             FIDELITY(R) VIP
WFCO5          Contrafund(R) Portfolio
               Service Class 2 (8/02; 1/95)(9)                       --          --         --(b)
WFGR5          Growth Portfolio
               Service Class 2 (3/02; 10/86)(9)                      --          --         --(b)
WMDC5          Mid Cap Portfolio
               Service Class 2 (5/01; 12/98)(9)                      --          --       0.34(d)
WFOV5          Overseas Portfolio
               Service Class 2 (1/03; 1/87)(9)                       --          --         --(b)
             FTVIPT
ERE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(10)                            5.46          --      13.66
WSMC5          Franklin Small Cap Fund -
               Class 2 (3/00; 11/95)(10)                         (17.35)         --     (29.04)
WVAS5          Franklin Small Cap Value Securities Fund -
               Class 2 (3/02; 5/98)(10)                              --          --         --(b)
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(10)                           4.63          --       9.84
WINT5          Templeton Foreign Securities Fund -
               Class 2 (3/02; 5/92)(11)                              --          --         --(b)

                                                                          PERFORMANCE OF THE FUND
                                                                                                    SINCE
SUBACCOUNT   INVESTING IN:                                      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
ESI            Bond Fund (2/95; 10/81)(1)                         5.25%       2.61%     4.93%       7.82%
EMS            Cash Management Fund (2/95; 10/81)                 1.37        2.54      2.08        3.98
WDEI5          Diversified Equity Income Fund (3/00; 9/99)       (0.20)         --        --        0.30
WFDI5          Federal Income Fund (3/00; 9/99)                   3.96          --        --        4.19
EVG            Growth Fund (5/00; 9/99)                         (32.83)         --        --      (18.08)
EGD            NEW DIMENSIONS FUND(R) (10/97; 5/96)             (18.78)       7.40        --        8.30
WSVA5          Partners Small Cap Value Fund (5/02; 8/01)           --          --        --        5.56(c)
WSPF5          S&P 500 Index Fund (1/03; 5/00)                  (14.61)         --        --      (15.35)
             AIM V.I.
WABA5          Basic Value Fund,
               Series II Shares (7/02; 9/01)(2)                     --          --        --        1.25(c)
WAAD5          Capital Development Fund,
               Series II Shares (8/02; 5/98)(3)                 (10.30)         --        --        2.68
WAVA5          Premier Equity Fund,
               Series II Shares (3/02; 5/93)(4)                 (14.72)       7.24        --       10.90
             ALLIANCE VP
WGIP5          Growth and Income Portfolio
               (Class B) (8/02; 1/91)(5)                         (2.14)      12.02     12.32       11.29
EPP            Premier Growth Portfolio
               (Class B) (9/99; 6/92)(6)                        (19.47)       9.99        --       13.09
ETC            Technology Portfolio
               (Class B) (9/99; 1/96)(7)                        (27.42)       9.86        --        9.59
WAGR5          Total Return Portfolio
               (Class B) (1/03; 12/92)(8)                        (2.76)       3.34        --        5.47
             FIDELITY(R) VIP
WFCO5          Contrafund(R) Portfolio
               Service Class 2 (8/02; 1/95)(9)                  (14.61)       7.85        --       13.12
WFGR5          Growth Portfolio
               Service Class 2 (3/02; 10/86)(9)                 (19.93)       9.02     10.82       11.20
WMDC5          Mid Cap Portfolio
               Service Class 2 (5/01; 12/98)(9)                  (5.78)         --        --       22.82
WFOV5          Overseas Portfolio
               Service Class 2 (1/03; 1/87)(9)                  (23.22)       0.29      3.45        3.71
             FTVIPT
ERE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(10)                           5.46        3.56      8.99        7.77
WSMC5          Franklin Small Cap Fund -
               Class 2 (3/00; 11/95)(10)                        (17.35)       9.16        --       11.86
WVAS5          Franklin Small Cap Value Securities Fund -
               Class 2 (3/02; 5/98)(10)                           11.29         --        --        0.80
EMU            Mutual Shares Securities Fund -
               Class 2 (9/99; 11/96)(10)                           4.63       7.72        --        8.14
WINT5          Templeton Foreign Securities Fund -
               Class 2 (3/02; 5/92)(11)                          (18.09)      2.26        --        7.20

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE; MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT; BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER -- 6% RISING FLOOR FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                     SINCE
SUBACCOUNT   INVESTING IN:                                      1 YEAR   5 YEARS  COMMENCEMENT
             MFS(R)
WGRS5          Investors Growth Stock Series -
               Service Class (1/03; 5/99)(12)                       --%     --%       --%(b)
WSND5          New Discovery Series -
               Service Class (3/02; 5/98)(12)                       --      --        --(b)
WSTR5          Total Return Series -
               Service Class (3/02; 1/95)(12)                       --      --        --(b)
WSUT5          Utilities Series -
               Service Class (3/02; 1/95)(12)                       --      --        --(b)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5          Capital Appreciation Fund/VA,
               Service Shares (8/02; 4/85)                          --      --        --(b)
WOGS5          Global Securities Fund/VA,
               Service Shares (5/02; 11/90)                         --      --        --(b)
WOHI5          High Income Fund/VA,
               Service Shares (1/03; 4/86)                          --      --        --(b)
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                          --      --        --(b)
WSTB5          Strategic Bond Fund/VA,
               Service Shares (5/02; 5/93)(13)                      --      --        --(b)
             PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(14)                 (8.62)     --      3.78
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(15)                 (22.64)     --     (3.04)
WPRE5          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                     --      --        --(b)
EPT            Putnam VT Vista Fund -
               Class IB Shares (8/99; 1/97)(15)                 (35.35)     --     (7.91)
             STI CLASSIC VARIABLE TRUST
WSAP5          Capital Appreciation Fund (1/03; 10/95)              --      --        --(b)
WSGR5          Growth and Income Fund (1/03; 12/99)                 --      --        --(b)
WSIE5          International Equity Fund (1/03; 11/96)              --      --        --(b)
WSIG5          Investment Grade Bond Fund (1/03; 10/95)             --      --        --(b)
WSME5          Mid-Cap Equity Fund (1/03; 10/95)                    --      --        --(b)
WSSV5          Small Cap Value Equity Fund (1/03; 10/97)            --      --        --(b)
WSVI5          Value Income Stock Fund (1/03; 10/95)                --      --        --(b)

                                                                         PERFORMANCE OF THE FUND
                                                                                                   SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
             MFS(R)
WGRS5          Investors Growth Stock Series -
               Service Class (1/03; 5/99)(12)                    (26.80%)       --%       --%      (2.83%)
WSND5          New Discovery Series -
               Service Class (3/02; 5/98)(12)                     (7.50)        --        --       11.99
WSTR5          Total Return Series -
               Service Class (3/02; 1/95)(12)                     (2.29)      7.78        --       10.64
WSUT5          Utilities Series -
               Service Class (3/02; 1/95)(12)                    (26.42)      8.03        --       12.21
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5          Capital Appreciation Fund/VA,
               Service Shares (8/02; 4/85)                       (14.74)     11.67     12.68       11.90
WOGS5          Global Securities Fund/VA,
               Service Shares (5/02; 11/90)                      (14.32)     12.82     11.38       10.26
WOHI5          High Income Fund/VA,
               Service Shares (1/03; 4/86)                        (0.34)      0.52      6.28        7.51
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)                        (2.66)        --        --        1.40
WSTB5          Strategic Bond Fund/VA,
               Service Shares (5/02; 5/93)(13)                     4.79       2.45        --        3.50
             PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(14)                  (8.62)      5.52      9.27       10.26
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(15)                  (22.64)        --        --        7.16
WPRE5          Putnam VT Research Fund -
               Class IB Shares (1/03; 9/98)(16)                  (20.89)        --        --        3.66
EPT            Putnam VT Vista Fund -
               Class IB Shares (8/99; 1/97)(15)                  (35.35)        --        --        5.07
             STI CLASSIC VARIABLE TRUST
WSAP5          Capital Appreciation Fund (1/03; 10/95)            10.62         --     12.75       13.04
WSGR5          Growth and Income Fund (1/03; 12/99)                  --         --     29.94       29.82
WSIE5          International Equity Fund (1/03; 11/96)            (0.22)        --     11.21       11.34
WSIG5          Investment Grade Bond Fund (1/03; 10/95)            3.74         --     12.71       12.88
WSME5          Mid-Cap Equity Fund (1/03; 10/95)                   5.68         --     16.79       16.95
WSSV5          Small Cap Value Equity Fund (1/03; 10/97)             --         --     14.97       15.07
WSVI5          Value Income Stock Fund (1/03; 10/95)               5.63         --      7.90        8.17

(a) Current applicable charges deducted from performance include a $40 contract charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and a 0.45% annual Guaranteed Minimum Income Benefit Rider - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

(d) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31,

2001

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                        1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                            --%         --%(b)
UCMG1          Cash Management Fund (5/00; 10/81)                                 (4.78)      (1.29)
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                           --          --(b)
UFIF1          Federal Income Fund (5/00; 9/99)                                   (2.64)       2.42
UGRO1          Growth Fund (5/02; 9/99)                                              --          --(b)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (23.40)     (19.92)
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                            --          --(b)
USPF1          S&P 500 Index Fund (5/00; 5/00)                                   (19.54)     (17.10)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                    --          --(b)
UAAD1          Capital Development Fund, Series II Shares (5/02; 5/98)(3)            --          --(b)
UAVA1          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                 --          --(b)
             ALLIANCE VP
UGIP1          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)              (8.02)      (6.73)
UPRG1          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                (24.03)     (26.93)
UTEC1          Technology Portfolio (Class B) (5/00; 1/96)(7)                    (31.37)     (37.39)
UAGR1          Total Return Portfolio (Class B) (5/02; 12/92)(8)                     --          --(b)
             FIDELITY(R) VIP
UFCO1          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)               --          --(b)
UFGR1          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                     --          --(b)
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                    --          --(b)
UFOV1          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                    --          --(b)
             FTVIPT
URES1          Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                  --          --(b)
USMC1          Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)               (22.07)     (20.13)
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                              --          --(b)
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)          (1.77)       4.87
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)      (22.75)     (14.08)
             MFS(R)
UGRS1          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)    (30.80)     (23.43)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(12)             (12.97)      (7.87)
UTRS1          Total Return Series - Service Class (5/00; 1/95)(12)               (8.16)       1.53
USUT1          Utilities Series - Service Class (5/02; 1/95)(12)                     --          --(b)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)             --          --(b)
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)               --          --(b)
UOHI1          High Income Fund/VA, Service Shares (5/02; 4/86)                      --          --(b)
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)            --          --(b)
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)               --          --(b)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT   INVESTING IN:                                                       1 YEAR      5 YEARS   10 YEARS    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                        (1.19%)       2.82%      6.22%        9.12%
UCMG1          Cash Management Fund (5/00; 10/81)                                (4.78)        2.75       3.38         5.27
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                       (6.23)          --         --        (1.32)
UFIF1          Federal Income Fund (5/00; 9/99)                                  (2.64)          --         --         2.56
UGRO1          Growth Fund (5/02; 9/99)                                         (36.37)          --         --       (19.27)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                              (23.40)        7.82         --         9.03
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                           --           --         --        (1.15)(c)
USPF1          S&P 500 Index Fund (5/00; 5/00)                                  (19.54)          --         --       (17.89)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                   --           --         --        (5.15)(c)
UAAD1          Capital Development Fund, Series II Shares (5/02; 5/98)(3)       (15.56)          --         --         2.19
UAVA1          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)            (19.64)        7.64         --        12.21
             ALLIANCE VP
UGIP1          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)             (8.02)       12.59      13.62        12.61
UPRG1          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)               (24.03)       10.49         --        14.40
UTEC1          Technology Portfolio (Class B) (5/00; 1/96)(7)                   (31.37)       10.38         --        10.41
UAGR1          Total Return Portfolio (Class B) (5/02; 12/92)(8)                 (8.59)        3.59         --         6.75
             FIDELITY(R) VIP
UFCO1          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)          (19.54)        8.27         --        14.24
UFGR1          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                (24.46)        9.49      12.12        12.51
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)               (11.38)          --         --        22.66
UFOV1          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)               (27.49)        0.46       4.72         4.98
             FTVIPT
URES1          Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)              (1.00)        3.81      10.28         9.06
USMC1          Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)              (22.07)        9.61         --        12.89
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                           4.59           --         --         0.34
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)         (1.77)        8.13         --         8.75
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)     (22.75)        2.44         --         8.48
             MFS(R)
UGRS1          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)   (30.80)          --         --        (3.92)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(12)            (12.97)          --         --        11.90
UTRS1          Total Return Series - Service Class (5/00; 1/95)(12)              (8.16)        8.21         --        11.72
USUT1          Utilities Series - Service Class (5/02; 1/95)(12)                (30.33)        8.51         --        12.98
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)        (19.66)       12.22      13.99        13.21
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)          (19.27)       13.41      12.68        11.57
UOHI1          High Income Fund/VA, Service Shares (5/02; 4/86)                  (6.36)        0.65       7.56         8.80
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)        (8.50)          --         --         0.85
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)           (1.62)        2.66         --         4.77

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                            SINCE
SUBACCOUNT   INVESTING IN:                                     1 YEAR     COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(14)                (14.00%)     (5.23%)
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(15)                    --          --(b)
UPRE1          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                    --          --(b)
UVIS1          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                (38.70)     (30.48)
             STI CLASSIC VARIABLE TRUST
USAP1          Capital Appreciation Fund (1/03; 10/95)             --          --(b)
USGR1          Growth and Income Fund (1/03; 12/99)                --          --(b)
USIE1          International Equity Fund (1/03; 11/96)             --          --(b)
USIG1          Investment Grade Bond Fund (1/03; 10/95)            --          --(b)
USME1          Mid-Cap Equity Fund (1/03; 10/95)                   --          --(b)
USSV1          Small Cap Value Equity Fund (1/03; 10/97)           --          --(b)
USVI1          Value Income Stock Fund (1/03; 10/95)               --          --(b)

                                                                         PERFORMANCE OF THE FUND
                                                                                                   SINCE
SUBACCOUNT   INVESTING IN:                                      1 YEAR    5 YEARS   10 YEARS    COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(14)                 (14.00%)    5.86%    10.63%        11.64%
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(15)                 (26.96)       --        --          7.55
UPRE1          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                 (25.34)       --        --          2.96
UVIS1          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                 (38.70)       --        --          5.39
             STI CLASSIC VARIABLE TRUST
USAP1          Capital Appreciation Fund (1/03; 10/95)          (12.98)    11.43        --         14.11
USGR1          Growth and Income Fund (1/03; 12/99)             (13.28)       --        --         27.78
USIE1          International Equity Fund (1/03; 11/96)          (24.04)     0.20        --         11.79
USIG1          Investment Grade Bond Fund (1/03; 10/95)           0.38      4.29        --         13.75
USME1          Mid-Cap Equity Fund (1/03; 10/95)                 (5.31)     6.30        --         17.87
USSV1          Small Cap Value Equity Fund (1/03; 10/97)         12.23        --        --         15.18
USVI1          Value Income Stock Fund (1/03; 10/95)             (9.20)     6.25        --          9.16

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND

SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31,
2001

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                        1 YEAR     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                             --%         --%(b)
UCMG1          Cash Management Fund (5/00; 10/81)                                   2.64        3.47
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                            --          --(b)
UFIF1          Federal Income Fund (5/00; 9/99)                                     4.96        7.31
UGRO1          Growth Fund (5/02; 9/99)                                               --          --(b)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (17.61)     (16.11)
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                             --          --(b)
USPF1          S&P 500 Index Fund (5/00; 5/00)                                    (13.41)     (13.15)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                     --          --(b)
UAAD1          Capital Development Fund, Series II Shares (5/02; 5/98)(3)             --          --(b)
UAVA1          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)                  --          --(b)
             ALLIANCE VP
UGIP1          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)               (0.89)      (2.28)
UPRG1          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                 (18.29)     (23.47)
UTEC1          Technology Portfolio (Class B) (5/00; 1/96)(7)                     (26.27)     (34.43)
UAGR1          Total Return Portfolio (Class B) (5/02; 12/92)(8)                      --          --(b)
             FIDELITY(R) VIP
UFCO1          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)                --          --(b)
UFGR1          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                      --          --(b)
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                     --          --(b)
UFOV1          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                     --          --(b)
             FTVIPT
URES1          Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                   --          --(b)
USMC1          Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)                (16.16)     (16.31)
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                               --          --(b)
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)            5.90        9.70
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)       (16.90)     (10.00)
             MFS(R)
UGRS1          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)     (25.65)     (19.81)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(12)               (6.27)      (3.45)
UTRS1          Total Return Series - Service Class (5/00; 1/95)(12)                (1.04)       6.41
USUT1          Utilities Series - Service Class (5/02; 1/95)(12)                      --          --(b)
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)              --          --(b)
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)                --          --(b)
UOHI1          High Income Fund/VA, Service Shares (5/02; 4/86)                       --          --(b)
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)             --          --(b)
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)                --          --(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR     5 YEARS    10 YEARS     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1          Bond Fund (5/02; 10/81)(1)                                            6.53%      3.87%      6.22%          9.11%
UCMG1          Cash Management Fund (5/00; 10/81)                                    2.64       3.81       3.38           5.27
UDEI1          Diversified Equity Income Fund (5/02; 9/99)                           1.05         --         --           1.55
UFIF1          Federal Income Fund (5/00; 9/99)                                      4.96         --         --           5.45
UGRO1          Growth Fund (5/02; 9/99)                                            (31.71)        --         --         (16.90)
UNDM1          NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (17.61)      8.69         --           9.60
USVA1          Partners Small Cap Value Fund (5/02; 8/01)                              --         --         --           6.57(c)
USPF1          S&P 500 Index Fund (5/00; 5/00)                                     (13.41)        --         --         (14.16)
             AIM V.I.
UABA1          Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --         --         --           2.23(c)
UAAD1          Capital Development Fund, Series II Shares (5/02; 5/98)(3)           (9.09)        --         --           3.95
UAVA1          Premier Equity Fund, Series II Shares (5/02; 5/93)(4)               (13.52)      8.52         --          12.20
             ALLIANCE VP
UGIP1          Growth and Income Portfolio (Class B) (5/00; 1/91)(5)                (0.89)     13.32      13.62          12.60
UPRG1          Premier Growth Portfolio (Class B) (5/00; 6/92)(6)                  (18.29)     11.28         --          14.39
UTEC1          Technology Portfolio (Class B) (5/00; 1/96)(7)                      (26.27)     11.18         --          10.90
UAGR1          Total Return Portfolio (Class B) (5/02; 12/92)(8)                    (1.51)      4.61         --           6.74
             FIDELITY(R) VIP
UFCO1          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(9)             (13.41)      9.13         --          14.43
UFGR1          Growth Portfolio Service Class 2 (5/02; 10/86)(9)                   (18.76)     10.32      12.12          12.50
UFMC1          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(9)                   (4.55)        --         --          24.16
UFOV1          Overseas Portfolio Service Class 2 (5/02; 1/87)(9)                  (22.06)      1.55       4.72           4.98
             FTVIPT
URES1          Franklin Real Estate Fund - Class 2 (5/02; 1/89)(10)                  6.74       4.82      10.28           9.06
USMC1          Franklin Small Cap Fund - Class 2 (5/00; 11/95)(10)                 (16.16)     10.43         --          13.14
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(10)                                             12.59         --         --           2.13
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(10)             5.90       8.99         --           9.42
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(11)        (16.90)      3.50         --           8.48
             MFS(R)
UGRS1          Investors Growth Stock Series - Service Class (5/00; 5/99)(12)      (25.65)        --         --          (1.58)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(12)                (6.27)        --         --          13.28
UTRS1          Total Return Series - Service Class (5/00; 1/95)(12)                 (1.04)      9.07         --          11.93
USUT1          Utilities Series - Service Class (5/02; 1/95)(12)                   (25.14)      9.36         --          13.17
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (13.55)      12.97      13.99         13.20
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)             (13.12)      14.13      12.68         11.56
UOHI1          High Income Fund/VA, Service Shares (5/02; 4/86)                      0.92       1.78       7.56           8.80
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)           (1.41)         --         --          2.66
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(13)               6.06       3.71         --           4.76

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                            SINCE
SUBACCOUNT   INVESTING IN:                                     1 YEAR     COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(14)                (7.40%)      (0.71%)
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(15)                   --           --(b)
UPRE1          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                   --           --(b)
UVIS1          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)               (34.24)      (27.21)
             STI CLASSIC VARIABLE TRUST
USAP1          Capital Appreciation Fund (1/03; 10/95)            --           --(b)
USGR1          Growth and Income Fund (1/03; 12/99)               --           --(b)
USIE1          International Equity Fund (1/03; 11/96)            --           --(b)
USIG1          Investment Grade Bond Fund (1/03; 10/95)           --           --(b)
USME1          Mid-Cap Equity Fund (1/03; 10/95)                  --           --(b)
USSV1          Small Cap Value Equity Fund (1/03; 10/97)          --           --(b)
USVI1          Value Income Stock Fund (1/03; 10/95)              --           --(b)

                                                                            PERFORMANCE OF THE FUND
                                                                                                     SINCE
SUBACCOUNT   INVESTING IN:                                       1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
             PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(14)                   (7.40%)     6.80%    10.63%         11.63%
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(15)                  (21.47)        --        --           8.43
UPRE1          Putnam VT Research Fund -
               Class IB Shares (5/02; 9/98)(16)                  (19.71)        --        --           4.93
UVIS1          Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(15)                  (34.24)        --        --           6.34
             STI CLASSIC VARIABLE TRUST
USAP1          Capital Appreciation Fund (1/03; 10/95)            (6.28)     12.19        --          14.34
USGR1          Growth and Income Fund (1/03; 12/99)               (6.61)        --        --          30.46
USIE1          International Equity Fund (1/03; 11/96)           (18.31)      1.29        --          12.39
USIG1          Investment Grade Bond Fund (1/03; 10/95)            8.24       5.29        --          13.98
USME1          Mid-Cap Equity Fund (1/03; 10/95)                   2.06       7.22        --          18.06
USSV1          Small Cap Value Equity Fund (1/03; 10/97)          20.23         --        --          16.07
USVI1          Value Income Stock Fund (1/03; 10/95)              (2.18)      7.18        --           9.45

(a) Current applicable charges deducted from performance include a $40 contract charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


NOTES TO THE PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; commencement date of the fund).

(2) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(3) Performance shown for periods prior to the inception date of the Series II class of shares (8/21/01) reflect the historical results of the Series I class (5/1/98), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(4) Performance shown for periods prior to the inception date of the Series II class of shares (9/19/01) reflect the historical results of the Series I class (5/5/93), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(5) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until Jan.14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan.14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(8) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001 Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(11) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(12) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(13) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(14) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(16) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P
where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                            -----
                             cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT              INVESTING IN:                                            SIMPLE YIELD
PBND1                   AXP(R) Variable Portfolio - Bond Fund                        5.66%
ESI                     AXP(R) Variable Portfolio - Bond Fund                        5.67%
SBND1                   AXP(R) Variable Portfolio - Bond Fund                        5.76%
UFIF1                   AXP(R) Variable Portfolio - Federal Income Fund              5.59%
UFIF2                   AXP(R) Variable Portfolio - Federal Income Fund              5.49%
UFIF3                   AXP(R) Variable Portfolio - Federal Income Fund              5.60%
UFIF4                   AXP(R) Variable Portfolio - Federal Income Fund              5.59%
WFDI5                   AXP(R) Variable Portfolio - Federal Income Fund              5.66%
SFDI1                   AXP(R) Variable Portfolio - Federal Income Fund              5.81%
WFDI2                   AXP(R) Variable Portfolio - Federal Income Fund              5.68%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002                                                    UBND1        UBND2       PBND1        UBND4        ESI

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $64,826     $220,258    $204,142    $315,160  $11,517,026
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $65,690     $223,134    $207,119    $318,929  $11,099,579
Dividends receivable                                                    266          821         856       1,254       48,837
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          153          --         830           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         65,956      224,108     207,975     321,013   11,148,416
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        47          161         193         309       12,542
   Issue and administrative expense charge                                8           25          26          39        1,505
   Contract terminations                                                 --           --          --          --        2,945
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        55          186         219         348       16,992
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               65,901      223,922     207,756     320,665   11,117,524
Net assets applicable to contracts in payment period                     --           --          --          --       13,900
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================
Accumulation units outstanding                                       63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================
Net asset value per accumulation unit                                 $1.04        $1.04       $1.16       $1.04        $1.53
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,003,878     $737,442  $2,965,452  $2,707,514   $3,315,670
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,014,347     $737,435  $2,965,415  $2,707,497   $3,315,658
Dividends receivable                                                  5,123          521       2,267       1,753        2,531
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          819          --         674           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,019,470      738,775   2,967,682   2,709,924    3,318,189
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,540          510       2,478       2,227        3,492
   Issue and administrative expense charge                              159           90         391         304          437
   Contract terminations                                              2,118           --          --          --       30,519
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,817          600       2,869       2,531       34,448
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,015,653      738,175   2,964,813   2,707,393    3,283,741
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================
Accumulation units outstanding                                      894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================
Net asset value per accumulation unit                                 $1.14        $1.06       $1.01       $1.08        $1.05
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EMS         SCMG1       UDEI1        UDEI2       PDEI1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                      $10,774,913  $13,416,429     $20,069    $140,811     $509,076
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                              $10,774,903  $13,416,402     $20,381    $146,257     $432,514
Dividends receivable                                                  7,328       10,759          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       35,164       44,561          --         202           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,817,395   13,471,722      20,381     146,459      432,514
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    10,388       17,928          14         103          417
   Issue and administrative expense charge                            1,246        1,855           2          16           57
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11,634       19,783          16         119          474
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                           10,805,747   13,451,939      20,365     146,340      432,040
Net assets applicable to contracts in payment period                     14           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================
Accumulation units outstanding                                    8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================
Net asset value per accumulation unit                                 $1.26        $1.04       $0.78       $0.78        $0.81
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UDEI4        WDEI5       SDEI1        WDEI2       UFIF1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $233,081     $230,497    $247,938     $36,373     $745,740
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $241,196     $199,769    $211,731     $30,953     $750,137
Dividends receivable                                                     --           --          --          --        1,821
Accounts receivable from American Enterprise Life
for contract purchase payments                                          900        7,108          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        242,096      206,877     211,731      30,953      751,958
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       235          192         269          41          552
   Issue and administrative expense charge                               29           23          28           4           98
   Contract terminations                                                 --           --      57,615          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       264          215      57,912          45          650
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              241,832      206,662     153,819      30,908      751,308
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $241,832     $206,662    $153,819     $30,908     $751,308
=============================================================================================================================
Accumulation units outstanding                                      309,286      237,913     178,949      35,832      644,887
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.87       $0.86       $0.86        $1.17
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFIF2        UFIF3       UFIF4        WFDI5       SFDI1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $6,066,389   $1,976,871  $6,249,561    $284,135     $522,421
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $6,153,596   $2,011,612  $6,322,065    $287,795     $526,870
Dividends receivable                                                 15,628        4,925      14,076         785        1,415
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          218       3,365          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,169,224    2,016,755   6,339,506     288,580      528,285
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     5,295        1,935       6,046         351          728
   Issue and administrative expense charge                              836          264         756          42           75
   Contract terminations                                                 --           --          --         961       68,310
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6,131        2,199       6,802       1,354       69,113
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            6,163,093    2,014,556   6,332,704     287,226      459,172
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $6,163,093   $2,014,556  $6,332,704    $287,226     $459,172
=============================================================================================================================
Accumulation units outstanding                                    5,335,768    1,729,338   5,451,045     248,245      396,901
=============================================================================================================================
Net asset value per accumulation unit                                 $1.16        $1.16       $1.16       $1.16        $1.16
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WFDI2        UGRO1       UGRO2        UGRO3       UGRO4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,294,494          $32      $7,165         $--          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,321,732          $28      $7,119         $--          $--
Dividends receivable                                                  3,261           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --
----------------------------------------------------------------------------------------------------------------
Total assets                                                      1,324,993           28       7,119          --           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,746           --           3          --           --
   Issue and administrative expense charge                              175           --          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,921           --           3          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,323,072           28       7,116          --           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,323,072          $28      $7,116         $--          $--
==============================================================================================================================
Accumulation units outstanding                                    1,155,299           34       8,766          --           --
=============================================================================================================================
Net asset value per accumulation unit                                 $1.15        $0.81       $0.81       $0.81        $0.81
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EVG         SGRO1       UNDM1        UNDM2       PNDM1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $179,215     $402,044     $61,129    $443,015   $3,852,324
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $98,717     $181,745     $55,895    $411,517   $2,723,744
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --       1,079           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         98,717      181,745      55,895     412,596    2,723,744
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        99          228          39         316        2,570
   Issue and administrative expense charge                               12           23           7          50          351
   Contract terminations                                                 --           --          --          --       25,003
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       111          251          46         366       27,924
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               98,606      181,494      55,849     412,230    2,665,088
Net assets applicable to contracts in payment period                     --           --          --          --       30,732
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $98,606     $181,494     $55,849    $412,230   $2,695,820
=============================================================================================================================
Accumulation units outstanding                                      269,697      476,463      95,358     704,303    4,062,591
=============================================================================================================================
Net asset value per accumulation unit                                 $0.37        $0.38       $0.59       $0.59        $0.66
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UNDM4         EGD        SNDM1        WNDM2       USVA1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $435,863   $5,769,444  $1,654,069    $321,230      $16,054
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $390,974   $3,838,918  $1,192,371    $197,030      $16,186
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        5,614       10,329          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        396,588    3,849,247   1,192,371     197,030       16,186
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       367        4,192       1,635         259           12
   Issue and administrative expense charge                               46          503         169          26            2
   Contract terminations                                                 --           --         140          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       413        4,695       1,944         285           14
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              396,175    3,844,552   1,190,427     196,745       16,172
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $396,175   $3,844,552  $1,190,427    $196,745      $16,172
=============================================================================================================================
Accumulation units outstanding                                      682,651    3,938,306   2,096,659     363,376       20,501
=============================================================================================================================
Net asset value per accumulation unit                                 $0.58        $0.98       $0.57       $0.54        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USVA2        WSVA6       USVA4        WSVA5       WSVA8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $51,036      $23,484     $33,576     $25,273       $3,096
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $52,504      $21,811     $34,764     $24,365       $3,069
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           40           --         533       2,987           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         52,544       21,811      35,297      27,352        3,069
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        41           21          31          25            5
   Issue and administrative expense charge                                6            3           4           3           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        47           24          35          28            5
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               52,497       21,787      35,262      27,324        3,064
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $52,497      $21,787     $35,262     $27,324       $3,064
=============================================================================================================================
Accumulation units outstanding                                       66,572       27,547      44,777      34,584        3,201
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.79       $0.79       $0.79        $0.96
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSVA2        USPF1       USPF2        USPF3       USPF4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--     $247,240  $2,934,792  $1,656,095   $3,645,864
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--     $221,224  $2,445,712  $1,403,895   $3,025,331
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           47       3,104          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --      221,271   2,448,816   1,403,895    3,025,331
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --          161       2,025       1,347        3,158
   Issue and administrative expense charge                               --           28         320         184          395
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --          189       2,345       1,531        3,553
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --      221,081   2,446,471   1,398,455    3,021,778
Net assets applicable to contracts in payment period                     --            1          --       3,909           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--     $221,082  $2,446,471  $1,402,364   $3,021,778
=============================================================================================================================
Accumulation units outstanding                                           --      359,562   3,995,152   2,289,816    4,960,170
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.61       $0.61       $0.61        $0.61
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UABA1        UABA2       UABA3        UABA4       WABA5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $85,887     $544,540     $69,193    $396,598      $10,166
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $85,567     $539,159     $67,915    $391,134      $10,215
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          193          --       6,079           --
Receivable from mutual funds and portfolios
for share redemptions                                                    70          458          66         344           11
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         85,637      539,810      67,981     397,557       10,226
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        59          396          58         306           10
   Issue and administrative expense charge                               11           62           8          38            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          193          --       6,079           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        70          651          66       6,423           11
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               85,567      539,159      67,915     391,134       10,215
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $85,567     $539,159     $67,915    $391,134      $10,215
=============================================================================================================================
Accumulation units outstanding                                      112,917      711,278      89,669     516,794       10,737
=============================================================================================================================
Net asset value per accumulation unit                                 $0.76        $0.76       $0.76       $0.76        $0.95
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WABA8        UAAD1       UAAD2        UAAD3       UAAD4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $17      $23,343         $--     $21,203      $13,258
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $17      $22,768         $--     $21,262      $13,154
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           19          --           3            3
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             17       22,787          --      21,265       13,157
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           16          --           3            3
   Issue and administrative expense charge                               --            3          --          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           19          --           3            3
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   17       22,768          --      21,262       13,154
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $17      $22,768         $--     $21,262      $13,154
=============================================================================================================================
Accumulation units outstanding                                           18       30,326          --      28,363       17,558
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.75       $0.75       $0.75        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WAAD5        WAAD8       UAVA1        UAVA2       UAVA3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--          $--      $2,649     $24,172          $27
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--          $--      $2,507     $23,153          $22
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --           2          21            1
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --           --       2,509      23,174           23
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --           2          18           --
   Issue and administrative expense charge                               --           --          --           3           --
   Contract terminations                                                 --           --          --          --            1
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           --           2          21            1
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --           --       2,507      23,153           22
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--          $--      $2,507     $23,153          $22
=============================================================================================================================
Accumulation units outstanding                                           --           --       3,221      29,767           29
=============================================================================================================================
Net asset value per accumulation unit                                 $0.94        $0.94       $0.78       $0.78        $0.78
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UAVA4        WAVA5       WAVA8        UGIP1       UGIP2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                             $442          $--         $--  $1,191,927   $7,603,352
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                     $416          $--         $--    $996,251   $6,104,915
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          141           --          --         105        2,566
Receivable from mutual funds and portfolios
for share redemptions                                                    --           --          --         865        5,856
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                            557           --          --     997,221    6,113,337
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --           --          --         735        5,057
   Issue and administrative expense charge                               --           --          --         130          799
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               141           --          --         105        2,566
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       141           --          --         970        8,422
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                  416           --          --     996,251    6,104,915
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                       $416          $--         $--    $996,251   $6,104,915
=============================================================================================================================
Accumulation units outstanding                                          535           --          --   1,341,385    8,240,945
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.74       $0.74       $0.74        $0.74
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGIP3        UGIP4       WGIP5        WGIP8       UPRG1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $3,645,994  $10,110,368      $2,083      $1,107     $620,949
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $2,880,686   $8,027,175      $2,120      $1,076     $449,521
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --       13,625          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 3,239        9,424           3           2          395
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,883,925    8,050,224       2,123       1,078      449,916
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     2,850        8,377           3           2          336
   Issue and administrative expense charge                              389        1,047          --          --           59
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --       13,625          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,239       23,049           3           2          395
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            2,876,366    8,027,175       2,120       1,076      449,521
Net assets applicable to contracts in payment period                  4,320           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $2,880,686   $8,027,175      $2,120      $1,076     $449,521
=============================================================================================================================
Accumulation units outstanding                                    3,897,922   10,906,192       2,223       1,129    1,002,649
=============================================================================================================================
Net asset value per accumulation unit                                 $0.74        $0.74       $0.95       $0.95        $0.45
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UPRG2        UPRG3       UPRG4         EPP        SPGR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $2,941,075   $1,378,049  $5,027,796  $2,107,797   $3,888,559
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,993,594     $909,470  $3,422,848  $1,237,662   $2,207,451
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           13          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,904        1,032       5,821       5,097       37,233
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,995,498      910,515   3,428,669   1,242,759    2,244,684
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,644          908       3,599       1,402        2,963
   Issue and administrative expense charge                              260          124         450         168          306
   Contract terminations                                                 --           --       1,772       3,527       33,964
Payable to mutual funds and portfolios
for investments purchased                                                --           13          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,904        1,045       5,821       5,097       37,233
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,993,594      909,470   3,422,848   1,237,662    2,207,451
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,993,594     $909,470  $3,422,848  $1,237,662   $2,207,451
=============================================================================================================================
Accumulation units outstanding                                    4,458,868    2,042,048   7,705,539   2,311,533    4,630,805
=============================================================================================================================
Net asset value per accumulation unit                                 $0.45        $0.45       $0.44       $0.54        $0.48
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UTEC1        UTEC2       UTEC3        UTEC4        ETC

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $202,926     $813,936    $411,542  $1,340,754   $1,821,739
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $109,721     $450,190    $200,643    $708,564     $631,758
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   193          437         235       1,104          786
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        109,914      450,627     200,878     709,668      632,544
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        83          377         207         759          702
   Issue and administrative expense charge                               15           60          28          95           84
   Contract terminations                                                 95           --          --         250           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       193          437         235       1,104          786
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              109,721      450,190     200,643     708,564      631,758
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $109,721     $450,190    $200,643    $708,564     $631,758
=============================================================================================================================
Accumulation units outstanding                                      371,846    1,529,719     684,451   2,423,326    1,387,024
=============================================================================================================================
Net asset value per accumulation unit                                 $0.30        $0.29       $0.29       $0.29        $0.46
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        STEC1        UAGR1       UAGR2        UAGR3       UAGR4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $2,104,736       $8,301     $36,445      $1,270      $65,170
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,068,958       $7,999     $36,949      $1,260      $64,196
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,874            7          30           1           76
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,070,832        8,006      36,979       1,261       64,272
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,698            6          26           1           68
   Issue and administrative expense charge                              176            1           4          --            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,874            7          30           1           76
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,068,958        7,999      36,949       1,260       64,196
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,068,958       $7,999     $36,949      $1,260      $64,196
=============================================================================================================================
Accumulation units outstanding                                    3,655,170        8,818      40,731       1,391       70,921
=============================================================================================================================
Net asset value per accumulation unit                                 $0.29        $0.91       $0.91       $0.91        $0.91
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFCO1        UFCO2       UFCO3        UFCO4       WFCO5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $183,614     $643,517     $99,953    $342,611       $8,071
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $180,517     $638,945     $99,475    $340,501       $8,113
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          201          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   148          510          87         244            6
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        180,665      639,656      99,562     340,745        8,119
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       126          440          77         217            5
   Issue and administrative expense charge                               22           70          10          27            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          201          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       148          711          87         244            6
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              180,517      638,945      99,475     340,501        8,113
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $180,517     $638,945     $99,475    $340,501       $8,113
=============================================================================================================================
Accumulation units outstanding                                      208,942      740,136     115,323     394,991        8,370
=============================================================================================================================
Net asset value per accumulation unit                                 $0.86        $0.86       $0.86       $0.86        $0.97
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WFCO8        UFGR1       UFGR2        UFGR3       UFGR4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--      $14,246     $83,293     $24,001      $88,681
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--      $13,379     $80,439     $23,215      $80,409
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --           11          72          17           95
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --       13,390      80,511      23,232       80,504
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --            9          62          15           84
   Issue and administrative expense charge                               --            2          10           2           11
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --           11          72          17           95
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --       13,379      80,439      23,215       80,409
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--      $13,379     $80,439     $23,215      $80,409
=============================================================================================================================
Accumulation units outstanding                                           --       17,905     107,718      31,116      107,846
=============================================================================================================================
Net asset value per accumulation unit                                 $0.97        $0.75       $0.75       $0.75        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WFGR5        WFGR8       UFMC1        UFMC2       WMDC6

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $10,127          $--     $79,314    $652,752   $1,488,607
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $9,926          $--     $79,594    $655,457   $1,366,295
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         920           --
Receivable from mutual funds and portfolios
for share redemptions                                                     8           --          67         512        1,487
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          9,934           --      79,661     656,889    1,367,782
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         7           --          57         442        1,300
   Issue and administrative expense charge                                1           --          10          70          177
   Contract terminations                                                 --           --          --          --           10
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         920           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         8           --          67       1,432        1,487
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                9,926           --      79,594     655,457    1,366,295
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $9,926          $--     $79,594    $655,457   $1,366,295
=============================================================================================================================
Accumulation units outstanding                                       13,654           --      93,784     772,633    1,445,477
=============================================================================================================================
Net asset value per accumulation unit                                 $0.73        $0.73       $0.85       $0.85        $0.95
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFMC4        WMDC5       WMDC8        WMDC2       UFOV1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $426,815     $252,211     $24,414     $43,607      $17,884
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $425,620     $236,032     $24,437     $39,601      $17,356
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,219        2,987          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   426          279          17          58           15
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        428,265      239,298      24,454      39,659       17,371
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       379          249          15          53           13
   Issue and administrative expense charge                               47           30           2           5            2
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             2,219        2,987          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,645        3,266          17          58           15
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              425,620      236,032      24,437      39,601       17,356
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $425,620     $236,032     $24,437     $39,601      $17,356
=============================================================================================================================
Accumulation units outstanding                                      502,532      250,328      27,389      42,182       23,039
=============================================================================================================================
Net asset value per accumulation unit                                 $0.85        $0.94       $0.89       $0.94        $0.75
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UFOV2        UFOV3       UFOV4        URES1       URES2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $15,230      $11,747      $2,952     $12,804      $32,044
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $15,155      $10,986      $2,686     $13,128      $32,591
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    13           10           3          11           27
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         15,168       10,996       2,689      13,139       32,618
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        11            9           3           9           23
   Issue and administrative expense charge                                2            1          --           2            4
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        13           10           3          11           27
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               15,155       10,986       2,686      13,128       32,591
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $15,155      $10,986      $2,686     $13,128      $32,591
=============================================================================================================================
Accumulation units outstanding                                       20,130       14,606       3,573      14,048       34,898
=============================================================================================================================
Net asset value per accumulation unit                                 $0.75        $0.75       $0.75       $0.93        $0.93
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WRES6        URES4        ERE         SRES1       WRES2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,462,155       $7,103    $725,247  $1,396,320      $71,741
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,456,579       $7,183    $727,766  $1,359,176      $72,757
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,604            7       1,072      54,270          104
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,458,183        7,190     728,838   1,413,446       72,861
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,412            6         788       1,779           95
   Issue and administrative expense charge                              192            1          95         184            9
   Contract terminations                                                 --           --         189      52,307           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1,604            7       1,072      54,270          104
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,456,579        7,183     727,766   1,359,176       72,757
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,456,579       $7,183    $727,766  $1,359,176      $72,757
=============================================================================================================================
Accumulation units outstanding                                    1,015,442        7,706     541,851     966,512       57,864
=============================================================================================================================
Net asset value per accumulation unit                                 $1.43        $0.93       $1.34       $1.41        $1.26
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USMC1        USMC2       PSMC1        USMC4       WSMC5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $419,649   $2,777,281  $4,538,538  $3,369,962     $467,785
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $349,634   $2,164,709  $3,260,777  $2,591,626     $344,147
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --          138          --       1,316           --
Receivable from mutual funds and portfolios
for share redemptions                                                   305        2,045      29,457       3,040          413
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        349,939    2,166,892   3,290,234   2,595,982      344,560
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       259        1,766       3,181       2,702          369
   Issue and administrative expense charge                               46          279         434         338           44
   Contract terminations                                                 --           --      25,842          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          138          --       1,316           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       305        2,183      29,457       4,356          413
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              349,634    2,164,709   3,254,661   2,591,626      344,147
Net assets applicable to contracts in payment period                     --           --       6,116          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $349,634   $2,164,709  $3,260,777  $2,591,626     $344,147
=============================================================================================================================
Accumulation units outstanding                                      656,242    4,073,959   4,574,186   4,908,863      967,199
=============================================================================================================================
Net asset value per accumulation unit                                 $0.53        $0.53       $0.71       $0.53        $0.36
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSMC8        WSMC2       UVAS1        UVAS2       PVAS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                              $--     $173,399     $19,005     $99,773      $62,639
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                      $--     $117,091     $19,206    $101,828      $60,615
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --         862           --
Receivable from mutual funds and portfolios
for share redemptions                                                    --          170          14          93           64
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                             --      117,261      19,220     102,783       60,679
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        --          155          12          80           56
   Issue and administrative expense charge                               --           15           2          13            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --         862           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        --          170          14         955           64
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                   --      117,091      19,206     101,828       60,615
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $--     $117,091     $19,206    $101,828      $60,615
=============================================================================================================================
Accumulation units outstanding                                           --      331,395      24,016     127,416       46,786
=============================================================================================================================
Net asset value per accumulation unit                                 $0.75        $0.35       $0.80       $0.80        $1.30
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UVAS4        WVAS5       WVAS8        WVAS2       UMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $48,436      $51,280         $--      $3,202     $806,491
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $48,893      $48,459         $--      $3,233     $762,284
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           26           --          --          --        4,018
Receivable from mutual funds and portfolios
for share redemptions                                                    47           57          --           4          657
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         48,966       48,516          --       3,237      766,959
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        42           51          --           4          558
   Issue and administrative expense charge                                5            6          --          --           99
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                26           --          --          --        4,018
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        73           57          --           4        4,675
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               48,893       48,459          --       3,233      762,284
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $48,893      $48,459         $--      $3,233     $762,284
=============================================================================================================================
Accumulation units outstanding                                       61,299       55,181          --       4,082      752,851
=============================================================================================================================
Net asset value per accumulation unit                                 $0.80        $0.88       $0.88       $0.79        $1.01
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UMSS2        PMSS1       UMSS4         EMU        SMSS1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $6,387,251   $2,798,906  $7,050,675  $1,160,955     $861,709
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                      116,523           --      12,494         226           --
Receivable from mutual funds and portfolios
for share redemptions                                                 5,300       27,717       7,210       1,235       58,832
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,858,470    2,574,687   6,367,095   1,038,023      809,652
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     4,577        2,413       6,409       1,103        1,098
   Issue and administrative expense charge                              723          329         801         132          114
   Contract terminations                                                 --       24,975          --          --       57,620
Payable to mutual funds and portfolios
for investments purchased                                           116,523           --      12,494         226           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   121,823       27,717      19,704       1,461       58,832
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            5,736,647    2,546,970   6,347,391   1,036,562      750,820
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================
Accumulation units outstanding                                    5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================
Net asset value per accumulation unit                                 $1.01        $1.06       $1.00       $1.07        $1.09
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WMSS2        UINT1       UINT2        UINT3       UINT4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $136,474     $428,694  $1,713,285    $744,917   $2,090,419
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $125,078     $350,081  $1,401,778    $587,642   $1,605,307
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --       4,396          13           --
Receivable from mutual funds and portfolios
for share redemptions                                                   178          305       1,326         635        1,869
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        125,256      350,386   1,407,500     588,290    1,607,176
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       162          259       1,145         559        1,661
   Issue and administrative expense charge                               16           46         181          76          208
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --       4,396          13           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       178          305       5,722         648        1,869
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              125,078      350,081   1,401,778     587,642    1,605,307
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $125,078     $350,081  $1,401,778    $587,642   $1,605,307
=============================================================================================================================
Accumulation units outstanding                                      123,227      512,796   2,058,559     866,374    2,372,839
=============================================================================================================================
Net asset value per accumulation unit                                 $1.02        $0.68       $0.68       $0.68        $0.68
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WINT5        WINT8       UGRS1        UGRS2       UGRS3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $270,685     $327,228    $284,432  $2,145,401     $598,058
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $240,268     $276,091    $212,685  $1,578,807     $440,835
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          29           --
Receivable from mutual funds and portfolios
for share redemptions                                                   336          454         185       1,525          480
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        240,604      276,545     212,870   1,580,361      441,315
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       300          411         157       1,317          422
   Issue and administrative expense charge                               36           43          28         208           58
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          29           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       336          454         185       1,554          480
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              240,268      276,091     212,685   1,578,807      438,616
Net assets applicable to contracts in payment period                     --           --          --          --        2,219
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $240,268     $276,091    $212,685  $1,578,807     $440,835
=============================================================================================================================
Accumulation units outstanding                                      286,481      330,157     421,468   3,137,043      874,935
=============================================================================================================================
Net asset value per accumulation unit                                 $0.84        $0.84       $0.50       $0.50        $0.50
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGRS4        UNDS1       UNDS2        PSND1       UNDS4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,922,799     $141,175    $473,229    $345,419     $699,458
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,416,100     $105,616    $362,738    $260,364     $526,961
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                        2,643           --         156          --           53
Receivable from mutual funds and portfolios
for share redemptions                                                 1,664           93         346         278          622
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,420,407      105,709     363,240     260,642      527,636
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,479           79         299         245          553
   Issue and administrative expense charge                              185           14          47          33           69
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                             2,643           --         156          --           53
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,307           93         502         278          675
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,416,100      105,616     362,738     258,127      526,961
Net assets applicable to contracts in payment period                     --           --          --       2,237           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,416,100     $105,616    $362,738    $260,364     $526,961
=============================================================================================================================
Accumulation units outstanding                                    2,832,097      165,229     568,899     441,310      831,812
=============================================================================================================================
Net asset value per accumulation unit                                 $0.50        $0.64       $0.64       $0.58        $0.63
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WSND5        WSND8       UTRS1        UTRS2       PSTR1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $16,029          $--  $1,699,250  $8,392,661   $4,108,424
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $14,828          $--  $1,640,475  $7,937,214   $3,872,591
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          18      11,658           --
Receivable from mutual funds and portfolios
for share redemptions                                                    13           --       1,414       7,554       29,324
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         14,841           --   1,641,907   7,956,426    3,901,915
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        12           --       1,202       6,524        3,805
   Issue and administrative expense charge                                1           --         212       1,030          519
   Contract terminations                                                 --           --          --          --       25,000
Payable to mutual funds and portfolios
for investments purchased                                                --           --          18      11,658           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        13           --       1,432      19,212       29,324
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               14,828           --   1,640,475   7,937,214    3,872,591
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $14,828          $--  $1,640,475  $7,937,214   $3,872,591
=============================================================================================================================
Accumulation units outstanding                                       20,207           --   1,584,665   7,686,634    3,948,613
=============================================================================================================================
Net asset value per accumulation unit                                 $0.73        $0.73       $1.04       $1.03        $0.98
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UTRS4        WSTR5       WSTR8        USUT1       USUT2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $9,392,629      $10,125      $5,038        $322      $19,433
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                               $8,870,346      $10,117      $5,132        $329      $19,798
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                       12,681           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                10,042            7           7          --           13
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,893,069       10,124       5,139         329       19,811
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     8,926            6           6          --           11
   Issue and administrative expense charge                            1,116            1           1          --            2
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                            12,681           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    22,723            7           7          --           13
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            8,870,346       10,117       5,132         329       19,798
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $8,870,346      $10,117      $5,132        $329      $19,798
=============================================================================================================================
Accumulation units outstanding                                    8,646,223       10,912       5,543         376       22,636
=============================================================================================================================
Net asset value per accumulation unit                                 $1.03        $0.93       $0.93       $0.87        $0.87
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        PSUT1        USUT4       WSUT5        WSUT8       UOCA1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $155,452       $4,425      $5,009         $--       $7,077
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $119,424       $4,640      $4,730         $--       $6,934
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   130            5           6          --            5
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        119,554        4,645       4,736          --        6,939
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       114            5           5          --            4
   Issue and administrative expense charge                               16           --           1          --            1
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       130            5           6          --            5
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              119,424        4,640       4,730          --        6,934
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $119,424       $4,640      $4,730         $--       $6,934
=============================================================================================================================
Accumulation units outstanding                                      209,085        5,315       5,557          --        8,840
=============================================================================================================================
Net asset value per accumulation unit                                 $0.57        $0.87       $0.85       $0.85        $0.78
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOCA2        UOCA3       UOCA4        WOCA5       WOCA8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $108,730      $31,618    $125,803         $41          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $110,666      $30,384    $127,372         $42          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    92           32         131          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        110,758       30,416     127,503          42           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        79           28         116          --           --
   Issue and administrative expense charge                               13            4          15          --           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        92           32         131          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              110,666       30,384     127,372          42           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $110,666      $30,384    $127,372         $42          $--
==============================================================================================================================
Accumulation units outstanding                                      141,201       38,802     162,815          43           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.78        $0.78       $0.78       $0.97        $0.97
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOGS1        UOGS2       WOGS6        UOGS4       WOGS5

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $19,581      $98,656    $159,736     $45,097       $9,460
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $19,049      $94,618    $146,645     $42,967       $9,354
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                    17           87         146          31           20
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         19,066       94,705     146,791      42,998        9,374
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        14           75         128          27           18
   Issue and administrative expense charge                                3           12          18           4            2
   Contract terminations                                                 --           --          --          --           39
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        17           87         146          31           59
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               19,049       94,618     146,645      42,967        9,315
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $19,049      $94,618    $146,645     $42,967       $9,315
=============================================================================================================================
Accumulation units outstanding                                       24,816      123,313     189,702      56,098       12,062
=============================================================================================================================
Net asset value per accumulation unit                                 $0.77        $0.77       $0.77       $0.77        $0.77
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOGS8        WOGS2       UOHI1        UOHI2       UOHI3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $8,068          $--     $17,250    $128,495       $4,200
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $7,954          $--     $17,638    $130,760       $4,205
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     4           --          15          96            1
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          7,958           --      17,653     130,856        4,206
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4           --          13          83            1
   Issue and administrative expense charge                               --           --           2          13           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4           --          15          96            1
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                7,954           --      17,638     130,760        4,205
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $7,954          $--     $17,638    $130,760       $4,205
=============================================================================================================================
Accumulation units outstanding                                        8,597           --      18,364     136,219        4,384
=============================================================================================================================
Net asset value per accumulation unit                                 $0.93        $0.77       $0.96       $0.96        $0.96
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UOHI4        UOSM1       UOSM2        UOSM3       UOSM4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $71,653      $27,767    $159,624     $53,077      $70,607
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $72,696      $26,298    $158,253     $51,666      $68,673
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          40          --          300
Receivable from mutual funds and portfolios
for share redemptions                                                    43           23         126          50           70
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         72,739       26,321     158,419      51,716       69,043
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        38           20         109          44           62
   Issue and administrative expense charge                                5            3          17           6            8
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          40          --          300
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        43           23         166          50          370
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               72,696       26,298     158,253      51,666       68,673
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $72,696      $26,298    $158,253     $51,666      $68,673
=============================================================================================================================
Accumulation units outstanding                                       75,848       33,098     199,299      65,056       86,643
=============================================================================================================================
Net asset value per accumulation unit                                 $0.96        $0.79       $0.79       $0.79        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WOSM5        WOSM8       USTB1        USTB2       WSTB6

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $3,481      $12,103     $38,264    $160,415     $209,366
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $3,436      $11,918     $39,311    $166,610     $218,797
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     4            6          31         148          238
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          3,440       11,924      39,342     166,758      219,035
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         4            5          26         121          209
   Issue and administrative expense charge                               --            1           5          19           29
   Contract terminations                                                 --           --          --           8           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         4            6          31         148          238
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                3,436       11,918      39,311     166,610      218,797
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $3,436      $11,918     $39,311    $166,610     $218,797
=============================================================================================================================
Accumulation units outstanding                                        3,609       12,529      37,947     160,916      212,137
=============================================================================================================================
Net asset value per accumulation unit                                 $0.95        $0.95       $1.04       $1.04        $1.03
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        USTB4        WSTB5       WSTB8        WSTB2       UGIN1

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                         $146,662      $10,155         $--         $--     $351,834
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                 $152,696      $10,383         $--         $--     $300,804
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                   178           11          --          --          259
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                        152,874       10,394          --          --      301,063
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       158           10          --          --          220
   Issue and administrative expense charge                               20            1          --          --           39
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       178           11          --          --          259
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              152,696       10,383          --          --      300,804
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $152,696      $10,383         $--         $--     $300,804
=============================================================================================================================
Accumulation units outstanding                                      147,708       10,076          --          --      378,819
=============================================================================================================================
Net asset value per accumulation unit                                 $1.03        $1.03       $1.04       $1.03        $0.79
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UGIN2        PGIN1       UGIN4         EPG        WGIN8

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,927,735   $1,484,543  $1,775,606  $7,299,936          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                               $1,576,097   $1,207,744  $1,478,390  $5,290,870          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                          540            6       6,557          63           --
Receivable from mutual funds and portfolios
for share redemptions                                                 1,496        1,310       1,742       6,497           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,578,133    1,209,060   1,486,689   5,297,430           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                     1,292        1,153       1,548       5,801           --
   Issue and administrative expense charge                              204          157         194         696           --
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                               540            6       6,557          63           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2,036        1,316       8,299       6,560           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                            1,576,097    1,207,744   1,478,390   5,290,870           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $1,576,097   $1,207,744  $1,478,390  $5,290,870          $--
==============================================================================================================================
Accumulation units outstanding                                    1,990,589    1,583,024   1,879,367   5,706,345           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.79        $0.76       $0.79       $0.93        $0.81
=============================================================================================================================

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UIGR1        UIGR2       PIGR1        UIGR4        EPL

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                          $26,898     $345,842  $5,440,195    $429,963   $1,974,066
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                  $26,171     $346,700  $3,662,172    $431,700   $1,401,442
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           71          202          --       4,941        4,626
Receivable from mutual funds and portfolios
for share redemptions                                                    22          287       4,014         431        1,680
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                         26,264      347,189   3,666,186     437,072    1,407,748
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        19          248       3,532         383        1,500
   Issue and administrative expense charge                                3           39         482          48          180
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --          202          --       4,941        4,626
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        22          489       4,014       5,372        6,306
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                               26,242      346,700   3,653,298     431,700    1,401,442
Net assets applicable to contracts in payment period                     --           --       8,874          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $26,242     $346,700  $3,662,172    $431,700   $1,401,442
=============================================================================================================================
Accumulation units outstanding                                       32,966      435,810   4,994,086     543,545    1,855,909
=============================================================================================================================
Net asset value per accumulation unit                                 $0.80        $0.80       $0.73       $0.79        $0.76
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        WIGR8        WIGR2       UPRE1        UPRE2       UPRE3

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $5,859     $475,689        $446     $48,318          $--
------------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $5,709     $315,265        $436     $46,416          $--
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --          --           --
Receivable from mutual funds and portfolios
for share redemptions                                                     8          834          --          44           --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          5,717      316,099         436      46,460           --
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         7          413          --          38           --
   Issue and administrative expense charge                                1           41          --           6           --
   Contract terminations                                                 --          380          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         8          834          --          44           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                5,709      315,265         436      46,416           --
Net assets applicable to contracts in payment period                     --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $5,709     $315,265        $436     $46,416          $--
==============================================================================================================================
Accumulation units outstanding                                        6,745      665,507         540      57,491           --
=============================================================================================================================
Net asset value per accumulation unit                                 $0.85        $0.47       $0.81       $0.81        $0.81
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
December 31, 2002 (continued)                                        UPRE4        UVIS1       UVIS2        UVIS3       UVIS4

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                           $5,227     $110,027  $1,607,285    $679,569   $2,099,653
-----------------------------------------------------------------------------------------------------------------------------
   at market value                                                   $5,377      $67,719  $1,025,916    $422,037   $1,395,564
Dividends receivable                                                     --           --          --          --           --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --         131          13        1,340
Receivable from mutual funds and portfolios
for share redemptions                                                     6           60         993         488        1,656
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                          5,383       67,779   1,027,040     422,538    1,398,560
=============================================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         5           51         858         429        1,472
   Issue and administrative expense charge                                1            9         135          59          184
   Contract terminations                                                 --           --          --          --           --
Payable to mutual funds and portfolios
for investments purchased                                                --           --         131          13        1,340
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         6           60       1,124         501        2,996
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                                5,377       67,719   1,025,916     421,048    1,395,564
Net assets applicable to contracts in payment period                     --           --          --         989           --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $5,377      $67,719  $1,025,916    $422,037   $1,395,564
=============================================================================================================================
Accumulation units outstanding                                        6,670      163,010   2,476,391   1,020,149    3,390,706
=============================================================================================================================
Net asset value per accumulation unit                                 $0.81        $0.42       $0.41       $0.41        $0.41
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
                                                                    Segregated Asset Subaccounts
December 31, 2002 (continued)                                         EPT         WVIS8       WVIS2

Assets

Investments in shares of mutual funds and portfolios:
   at cost                                                       $1,008,117          $--    $429,184
----------------------------------------------------------------------------------------------------
   at market value                                                 $557,602          $--    $199,248
Dividends receivable                                                     --           --          --
Accounts receivable from American Enterprise Life
for contract purchase payments                                           --           --          --
Receivable from mutual funds and portfolios
for share redemptions                                                   676           --         723
----------------------------------------------------------------------------------------------------
Total assets                                                        558,278           --     199,971
====================================================================================================

Liabilities

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       604           --         263
   Issue and administrative expense charge                               72           --          26
   Contract terminations                                                 --           --         434
Payable to mutual funds and portfolios
for investments purchased                                                --           --          --
----------------------------------------------------------------------------------------------------
Total liabilities                                                       676           --         723
----------------------------------------------------------------------------------------------------
Net assets applicable to contracts
in accumulation period                                              557,602           --     199,248
Net assets applicable to contracts in payment period                     --           --          --
----------------------------------------------------------------------------------------------------
Total net assets                                                   $557,602          $--    $199,248
====================================================================================================
Accumulation units outstanding                                      888,229           --     607,739
====================================================================================================
Net asset value per accumulation unit                                 $0.63        $0.74       $0.33
=======================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                    Segregated Asset Subaccounts
Period ended December 31, 2002                                     UBND1(1)     UBND2(1)      PBND1      UBND4(1)       ESI

Investment income

Dividend income from mutual funds and portfolios                       $767       $2,068      $7,847      $3,461     $625,114
Variable account expenses                                               145          429       1,934         877      173,542
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         622        1,639       5,913       2,584      451,572
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               46,991       30,025      81,348      18,892    4,207,943
   Cost of investments sold                                          47,220       30,052      82,255      18,980    4,447,902
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          635        2,849         487       3,681        8,641
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,257       $4,488      $6,400      $6,265     $460,213
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Investment income

Dividend income from mutual funds and portfolios                    $87,480       $6,940     $30,893     $25,453      $55,540
Variable account expenses                                            27,613        5,994      29,377      27,306       64,911
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      59,867          946       1,516      (1,853)      (9,371)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            3,682,250      436,704   1,773,768   2,676,501    9,991,982
   Cost of investments sold                                       3,728,507      436,712   1,773,803   2,676,545    9,992,062
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (32,095)           1           1           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $27,772         $947      $1,517     $(1,852)     $(9,371)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(1)     UDEI2(1)      PDEI1

Investment income

Dividend income from mutual funds and portfolios                   $132,708     $172,853         $56        $475       $6,650
Variable account expenses                                           158,763      240,323          32         255        5,314
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (26,055)     (67,470)         24         220        1,336
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                           37,638,708   36,843,541       7,753      12,064       99,009
   Cost of investments sold                                      37,638,984   36,843,822       7,496      12,079      105,952
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            1            2         569       5,431      (91,299)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(26,054)    $(67,468)       $593      $5,651     $(89,963)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(1)       WDEI5       SDEI1        WDEI2       UFIF1

Investment income

Dividend income from mutual funds and portfolios                       $969       $3,097      $4,969        $522       $9,219
Variable account expenses                                               530        2,674       5,483         557        3,134
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         439          423        (514)        (35)       6,085
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,955       78,147     329,616       2,626       66,854
   Cost of investments sold                                          17,303       94,932     367,972       2,828       66,878
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)         (24)
Distributions from capital gains                                         --          602       1,519         129        2,958
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)       4,430
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,767      (48,805)    (79,228)     (7,285)       7,364
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $7,206     $(48,382)   $(79,742)    $(7,320)     $13,449
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UFIF2        UFIF3       UFIF4        WFDI5       SFDI1

Investment income

Dividend income from mutual funds and portfolios                   $130,959      $44,485    $102,353      $4,893      $14,122
Variable account expenses                                            50,132       19,251      47,531       2,414        8,071
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      80,827       25,234      54,822       2,479        6,051
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            1,052,529      136,047     590,976     103,652      697,879
   Cost of investments sold                                       1,043,632      134,143     584,214     102,464      693,742
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8,897        1,904       6,762       1,188        4,137
Distributions from capital gains                                     30,633        9,364      24,520       1,151        2,914
Net change in unrealized appreciation
or depreciation of investments                                       89,931       34,777      72,412       2,801        4,940
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      129,461       46,045     103,694       5,140       11,991
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $210,288      $71,279    $158,516      $7,619      $18,042
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WFDI2      UGRO1(1)    UGRO2(1)     UGRO3(1)    UGRO4(1)

Investment income

Dividend income from mutual funds and portfolios                    $20,900          $--         $--         $--          $--
Variable account expenses                                            12,270           --           2          --           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       8,630           --          (2)         --           --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               52,462           83          82         131           82
   Cost of investments sold                                          51,017           96          83         160          100
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1,445          (13)         (1)        (29)         (18)
Distributions from capital gains                                      6,210           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       16,042           (4)        (46)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       23,697          (17)        (47)        (29)         (18)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $32,327         $(17)       $(49)       $(29)        $(18)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              EVG         SGRO1       UNDM1        UNDM2       PNDM1

Investment income

Dividend income from mutual funds and portfolios                        $71         $139        $127      $1,025      $14,999
Variable account expenses                                             1,320        3,480         231       1,962       36,622
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,249)      (3,341)       (104)       (937)     (21,623)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                6,923       47,017       8,056      48,711      854,578
   Cost of investments sold                                          12,203       93,554       8,520      56,557    1,201,245
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5,280)     (46,537)       (464)     (7,846)    (346,667)
Distributions from capital gains                                         --           --          13          79        2,779
Net change in unrealized appreciation
or depreciation of investments                                      (24,792)     (23,343)     (5,024)    (33,121)    (455,998)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (30,072)     (69,880)     (5,475)    (40,888)    (799,886)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(31,321)    $(73,221)    $(5,579)   $(41,825)   $(821,509)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDM4         EGD        SNDM1        WNDM2     USVA1(1)

Investment income

Dividend income from mutual funds and portfolios                     $1,055      $23,185      $9,158      $1,907          $15
Variable account expenses                                             2,526       64,316      29,188       6,604           51
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,471)     (41,131)    (20,030)     (4,697)         (36)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               41,052      931,214   1,804,673     215,016        3,713
   Cost of investments sold                                          49,212    1,320,486   2,492,473     323,233        3,573
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8,160)    (389,272)   (687,800)   (108,217)         140
Distributions from capital gains                                        133        4,843       2,132         437           54
Net change in unrealized appreciation
or depreciation of investments                                      (35,734)    (835,351)    129,507      12,018          132
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (43,761)  (1,219,780)   (556,161)    (95,762)         326
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(45,232) $(1,260,911)  $(576,191)  $(100,459)        $290
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USVA2(1)     WSVA6(2)    USVA4(1)     WSVA5(2)    WSVA8(3)

Investment income

Dividend income from mutual funds and portfolios                        $53          $24         $29         $25           $4
Variable account expenses                                               130          132          71         102            6
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (77)        (108)        (42)        (77)          (2)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,269        7,263       2,987         134          139
   Cost of investments sold                                          15,691        9,148       3,115         152          141
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (422)      (1,885)       (128)        (18)          (2)
Distributions from capital gains                                        187           84         103          91           13
Net change in unrealized appreciation
or depreciation of investments                                        1,468       (1,673)      1,188        (908)         (27)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,233       (3,474)      1,163        (835)         (16)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,156      $(3,582)     $1,121       $(912)        $(18)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA2(2)       USPF1       USPF2        USPF3       USPF4

Investment income

Dividend income from mutual funds and portfolios                        $--       $1,535     $22,025     $11,952      $27,027
Variable account expenses                                                 2        1,372      23,207      13,890       34,912
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (2)         163      (1,182)     (1,938)      (7,885)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  136       24,331     345,553     270,196      644,407
   Cost of investments sold                                             172       28,057     419,481     340,695      744,583
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (36)      (3,726)    (73,928)    (70,499)    (100,176)
Distributions from capital gains                                          1           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --      (26,419)   (511,274)   (242,845)    (625,838)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (35)     (30,145)   (585,202)   (313,344)    (726,014)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(37)    $(29,982)  $(586,384)  $(315,282)   $(733,899)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UABA1(1)     UABA2(1)    UABA3(1)     UABA4(1)    WABA5(3)

Investment income

Dividend income from mutual funds and portfolios                         $1           $6          $1          $3          $--
Variable account expenses                                               160        1,327         195         856           22
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (159)      (1,321)       (194)       (853)         (22)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               23,737        7,236       1,154       7,937        1,181
   Cost of investments sold                                          23,012        7,563       1,257       8,363        1,162
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        725         (327)       (103)       (426)          19
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (320)      (5,381)     (1,278)     (5,464)          49
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          405       (5,708)     (1,381)     (5,890)          68
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $246      $(7,029)    $(1,575)    $(6,743)         $46
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WABA8(3)     UAAD1(1)    UAAD2(1)     UAAD3(1)    UAAD4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 1           46          --           7            4
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)         (46)         --          (7)          (4)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  117          122          76         406           80
   Cost of investments sold                                             117          125         100         458           81
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --           (3)        (24)        (52)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (575)         --          59         (104)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           --         (578)        (24)          7         (105)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(1)       $(624)       $(24)        $--        $(109)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WAAD5(4)     WAAD8(4)    UAVA1(1)     UAVA2(1)    UAVA3(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--          $7         $83           $1
Variable account expenses                                                 1            1           2          72           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)          (1)          5          11            1
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  170          132          80         171          127
   Cost of investments sold                                             174          135          85         177          156
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (4)          (3)         (5)         (6)         (29)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --        (142)     (1,019)          (5)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (4)          (3)       (147)     (1,025)         (34)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(5)         $(4)      $(142)    $(1,014)        $(33)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAVA4(1)     WAVA5(5)    WAVA8(5)       UGIP1       UGIP2

Investment income

Dividend income from mutual funds and portfolios                         $1          $--         $--      $4,157      $29,506
Variable account expenses                                                 1           --          --       8,472       57,851
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          --           --          --      (4,315)     (28,345)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   78           78          15     267,312      495,936
   Cost of investments sold                                              86           83          21     334,038      627,972
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (8)          (5)         (6)    (66,726)    (132,036)
Distributions from capital gains                                         --           --          --      25,556      181,374
Net change in unrealized appreciation
or depreciation of investments                                          (26)          --          --    (176,991)  (1,496,513)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (34)          (5)         (6)   (218,161)  (1,447,175)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(34)         $(5)        $(6)  $(222,476) $(1,475,520)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIP3        UGIP4     WGIP5(4)     WGIP8(4)      UPRG1

Investment income

Dividend income from mutual funds and portfolios                    $15,101      $39,872         $--         $--          $--
Variable account expenses                                            33,475       93,025           4           3        4,614
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (18,374)     (53,153)         (4)         (3)      (4,614)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              442,990      671,018         176         136      127,259
   Cost of investments sold                                         555,998      838,805         173         140      160,557
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (113,008)    (167,787)          3          (4)     (33,298)
Distributions from capital gains                                     92,830      245,099          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (724,984)  (2,013,737)         37         (31)    (138,350)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (745,162)  (1,936,425)         40         (35)    (171,648)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(763,536) $(1,989,578)        $36        $(38)   $(176,262)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UPRG2        UPRG3       UPRG4         EPP        SPGR1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                            24,228       14,032      50,132      22,130       58,017
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (24,228)     (14,032)    (50,132)    (22,130)     (58,017)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              475,130      295,138     461,130     531,165    2,123,832
   Cost of investments sold                                         661,216      417,438     633,926     865,659    3,580,433
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (186,086)    (122,300)   (172,796)   (334,494)  (1,456,601)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (681,360)    (321,239) (1,246,621)   (303,228)     (85,773)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (867,446)    (443,539) (1,419,417)   (637,722)  (1,542,374)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(891,674)   $(457,571)$(1,469,549)  $(659,852) $(1,600,391)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UTEC1        UTEC2       UTEC3        UTEC4        ETC

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                             1,312        6,209       3,760      12,249       13,523
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,312)      (6,209)     (3,760)    (12,249)     (13,523)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               23,323      179,393      94,189     223,599      406,937
   Cost of investments sold                                          32,174      310,178     168,788     367,651      919,960
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8,851)    (130,785)    (74,599)   (144,052)    (513,023)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (66,039)    (211,155)   (104,528)   (386,642)     (52,248)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (74,890)    (341,940)   (179,127)   (530,694)    (565,271)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(76,202)   $(348,149)  $(182,887)  $(542,943)   $(578,794)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           STEC1      UAGR1(1)    UAGR2(1)     UAGR3(1)    UAGR4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--           $2          $2          $3           $2
Variable account expenses                                            31,338           39          71           4          289
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (31,338)         (37)        (69)         (1)        (287)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                            1,707,359        2,138          65         149          380
   Cost of investments sold                                       3,287,423        2,206          63         150          389
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,580,064)         (68)          2          (1)          (9)
Distributions from capital gains                                         --            1           1           2            1
Net change in unrealized appreciation
or depreciation of investments                                      481,361         (302)        504         (10)        (974)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,098,703)        (369)        507          (9)        (982)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                       $(1,130,041)       $(406)       $438        $(10)     $(1,269)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFCO1(1)     UFCO2(1)    UFCO3(1)     UFCO4(1)    WFCO5(4)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               301        1,150         169         494            7
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (301)      (1,150)       (169)       (494)          (7)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                9,227       20,709         169      11,029          180
   Cost of investments sold                                           9,705       20,671         170      11,014          180
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (478)          38          (1)         15           --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (3,097)      (4,572)       (478)     (2,110)          42
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3,575)      (4,534)       (479)     (2,095)          42
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(3,876)     $(5,684)      $(648)    $(2,589)         $35
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFCO8(4)     UFGR1(1)    UFGR2(1)     UFGR3(1)    UFGR4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 1           43         195          27          360
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1)         (43)       (195)        (27)        (360)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  174          118         277         148        1,743
   Cost of investments sold                                             175          126         282         153        1,878
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          (8)         (5)         (5)        (135)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (867)     (2,854)       (786)      (8,272)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (1)        (875)     (2,859)       (791)      (8,407)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(2)       $(918)    $(3,054)      $(818)     $(8,767)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFGR5(5)     WFGR8(5)    UFMC1(1)     UFMC2(1)      WMDC6

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--       $5,903
Variable account expenses                                                35           --         177       1,321       14,226
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (35)          --        (177)     (1,321)      (8,323)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                4,049           16       3,295      33,553      152,571
   Cost of investments sold                                           4,921           22       3,345      34,468      164,918
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (872)          (6)        (50)       (915)     (12,347)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (201)          --         280       2,705     (146,333)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,073)          (6)        230       1,790     (158,680)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(1,108)         $(6)        $53        $469    $(167,003)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC4(1)       WMDC5     WMDC8(5)       WMDC2     UFOV1(1)

Investment income

Dividend income from mutual funds and portfolios                        $--         $907         $--        $109          $--
Variable account expenses                                             1,160        2,412          25         504           40
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,160)      (1,505)        (25)       (395)         (40)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               15,290       25,673          40      10,999          135
   Cost of investments sold                                          15,936       28,101          40      10,808          139
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (646)      (2,428)         --         191           (4)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,195)     (20,709)         23      (4,282)        (528)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,841)     (23,137)         23      (4,091)        (532)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(3,001)    $(24,642)        $(2)    $(4,486)       $(572)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFOV2(1)     UFOV3(1)    UFOV4(1)     URES1(1)    URES2(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--          $3           $3
Variable account expenses                                                35           33          11          29           59
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (35)         (33)        (11)        (26)         (56)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  109          153          86      16,852          238
   Cost of investments sold                                             109          165          95      16,903          235
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         --          (12)         (9)        (51)           3
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (75)        (761)       (266)        324          547
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (75)        (773)       (275)        273          550
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(110)       $(806)      $(286)       $247         $494
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WRES6      URES4(1)       ERE         SRES1       WRES2

Investment income

Dividend income from mutual funds and portfolios                    $31,047           $3     $15,778     $41,597         $443
Variable account expenses                                            14,975           16       8,266      21,245          534
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      16,072          (13)      7,512      20,352          (91)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               75,201          109     152,851   1,448,669          556
   Cost of investments sold                                          72,358          108     152,982   1,479,735          539
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2,843            1        (131)    (31,066)          17
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (37,855)          80     (18,391)    (86,070)         404
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35,012)          81     (18,522)   (117,136)         421
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(18,940)         $68    $(11,010)   $(96,784)        $330
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             USMC1        USMC2       PSMC1        USMC4       WSMC5

Investment income

Dividend income from mutual funds and portfolios                       $582       $4,559      $8,403      $9,438         $985
Variable account expenses                                             2,631       20,432      39,527      42,785        5,062
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2,049)     (15,873)    (31,124)    (33,347)      (4,077)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               23,854      169,878     285,844   1,405,502       94,190
   Cost of investments sold                                          30,383      228,551     393,082   1,922,475      137,778
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6,529)     (58,673)   (107,238)   (516,973)     (43,588)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (72,966)    (571,645) (1,009,866)   (796,517)     (96,453)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (79,495)    (630,318) (1,117,104) (1,313,490)    (140,041)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(81,544)   $(646,191)$(1,148,228)$(1,346,837)   $(144,118)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSMC8(5)       WSMC2     UVAS1(1)     UVAS2(1)      PVAS1

Investment income

Dividend income from mutual funds and portfolios                        $--         $340          $1          $1          $53
Variable account expenses                                                --        2,408          25         285          238
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          --       (2,068)        (24)       (284)        (185)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   17       78,332         636       4,981        4,914
   Cost of investments sold                                              22      113,693         630       5,620        5,366
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (5)     (35,361)          6        (639)        (452)
Distributions from capital gains                                         --           --           1           1          366
Net change in unrealized appreciation
or depreciation of investments                                           --      (15,408)        201       2,055       (2,315)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (5)     (50,769)        208       1,417       (2,401)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               $(5)    $(52,837)       $184      $1,133      $(2,586)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVAS4(1)     WVAS5(5)    WVAS8(5)     WVAS2(2)      UMSS1

Investment income

Dividend income from mutual funds and portfolios                         $1          $76        $143         $--       $2,893
Variable account expenses                                               133          238         216          11        3,799
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (132)        (162)        (73)        (11)        (906)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                2,227       14,456      30,525         146      165,253
   Cost of investments sold                                           2,399       15,260      44,687         145      181,355
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (172)        (804)    (14,162)          1      (16,102)
Distributions from capital gains                                          1          529         999           4        7,174
Net change in unrealized appreciation
or depreciation of investments                                          457       (2,821)         --          31      (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          286       (3,096)    (13,163)         36      (54,552)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $154      $(3,258)   $(13,236)        $25     $(55,458)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Investment income

Dividend income from mutual funds and portfolios                    $34,669      $13,030     $38,066      $8,848      $14,201
Variable account expenses                                            42,386       18,475      55,917      12,800       16,415
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7,717)      (5,445)    (17,851)     (3,952)      (2,214)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              270,313      359,119     451,895     400,698    1,338,340
   Cost of investments sold                                         288,445      381,369     508,355     454,278    1,538,705
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18,132)     (22,250)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (613,123)    (241,196)   (675,229)   (148,679)    (256,312)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(620,840)   $(246,641)  $(693,080)  $(152,631)   $(258,526)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             WMSS2        UINT1       UINT2        UINT3       UINT4

Investment income

Dividend income from mutual funds and portfolios                       $556       $4,271     $19,673      $8,878      $33,202
Variable account expenses                                             1,283        3,006      13,087       6,682       23,105
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (727)       1,265       6,586       2,196       10,097
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                6,618       66,827     279,396      42,636      781,888
   Cost of investments sold                                           6,756       80,451     323,773      50,947      931,634
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (138)     (13,624)    (44,377)     (8,311)    (149,746)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)     (53,960)   (253,827)   (120,222)    (268,932)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (10,413)     (67,584)   (298,204)   (128,533)    (418,678)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(11,140)    $(66,319)  $(291,618)  $(126,337)   $(408,581)
==============================================================================================================================

                                                                                    Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WINT5(5)     WINT8(5)      UGRS1        UGRS2       UGRS3

Investment income

Dividend income from mutual funds and portfolios                     $6,485      $15,439         $--         $--          $--
Variable account expenses                                             2,957        5,954       2,115      18,858        5,457
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       3,528        9,485      (2,115)    (18,858)      (5,457)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              359,335      865,399      57,957     204,558       59,134
   Cost of investments sold                                         418,944      989,858      63,644     261,048       70,335
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (59,609)    (124,459)     (5,687)    (56,490)     (11,201)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (30,417)     (51,137)    (62,137)   (528,545)    (134,536)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (90,026)    (175,596)    (67,824)   (585,035)    (145,737)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(86,498)   $(166,111)   $(69,939)  $(603,893)   $(151,194)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UGRS4        UNDS1       UNDS2        PSND1       UNDS4

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                            19,378          985       3,764       3,170        7,101
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (19,378)        (985)     (3,764)     (3,170)      (7,101)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              200,946        9,173      71,797      53,490      157,128
   Cost of investments sold                                         259,741       12,261      88,936      68,260      201,310
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (58,795)      (3,088)    (17,139)    (14,770)     (44,182)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (425,640)     (34,952)   (118,154)    (88,069)    (173,855)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (484,435)     (38,040)   (135,293)   (102,839)    (218,037)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(503,813)    $(39,025)  $(139,057)  $(106,009)   $(225,138)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSND5(5)     WSND8(5)      UTRS1        UTRS2       PSTR1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--     $16,537     $90,386      $45,299
Variable account expenses                                                46           --      11,841      69,101       39,970
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (46)          --       4,696      21,285        5,329
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                1,098           15     348,741     697,257      634,141
   Cost of investments sold                                           1,125           21     363,510     752,212      676,878
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (27)          (6)    (14,769)    (54,955)     (42,737)
Distributions from capital gains                                         --           --      13,568      74,158       37,165
Net change in unrealized appreciation
or depreciation of investments                                       (1,201)          --     (64,722)   (511,635)    (246,193)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1,228)          (6)    (65,923)   (492,432)    (251,765)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           $(1,274)         $(6)   $(61,227)  $(471,147)   $(246,436)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UTRS4      WSTR5(5)    WSTR8(5)     USUT1(1)    USUT2(1)

Investment income

Dividend income from mutual funds and portfolios                    $96,279           $1          $1         $--          $--
Variable account expenses                                            88,911            7          19          --           22
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       7,368           (6)        (18)         --          (22)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              743,785           87          38          52        2,059
   Cost of investments sold                                         809,003           87          37          51        2,079
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (65,218)          --           1           1          (20)
Distributions from capital gains                                     78,991           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (539,230)          (8)         94           7          365
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (525,457)          (8)         95           8          345
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(518,089)        $(14)        $77          $8         $323
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           PSUT1      USUT4(1)    WSUT5(5)     WSUT8(5)    UOCA1(1)

Investment income

Dividend income from mutual funds and portfolios                     $2,389          $--          $1         $--          $--
Variable account expenses                                             1,291            9          36          --            9
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,098           (9)        (35)         --           (9)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                7,929        8,326         115          18           88
   Cost of investments sold                                           9,758        8,332         118          22           90
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1,829)          (6)         (3)         (4)          (2)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (26,186)         215        (279)         --         (143)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (28,015)         209        (282)         (4)        (145)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $(26,917)        $200       $(317)        $(4)       $(154)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOCA2(1)     UOCA3(1)    UOCA4(1)     WOCA5(4)    WOCA8(4)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               323          123         393           1            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (323)        (123)       (393)         (1)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                1,398        1,501      46,658         175          136
   Cost of investments sold                                           1,354        1,699      46,644         174          134
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         44         (198)         14           1            2
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,936       (1,234)      1,569           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,980       (1,432)      1,583           2            2
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $1,657      $(1,555)     $1,190          $1           $1
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOGS1(1)     UOGS2(1)    WOGS6(2)     UOGS4(1)    WOGS5(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                29          155         473         129           28
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (29)        (155)       (473)       (129)         (28)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   76        3,253       2,550       8,457       11,462
   Cost of investments sold                                              77        3,420       2,890       8,952       11,636
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)        (167)       (340)       (495)        (174)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (532)      (4,038)    (13,091)     (2,130)        (106)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (533)      (4,205)    (13,431)     (2,625)        (280)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(562)     $(4,360)   $(13,904)    $(2,754)       $(308)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOGS8(4)     WOGS2(2)    UOHI1(1)     UOHI2(1)    UOHI3(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 5            2          53         232            1
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (5)          (2)        (53)       (232)          (1)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                  135          133       2,908      10,062            1
   Cost of investments sold                                             137          172       2,994      10,227            1
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2)         (39)        (86)       (165)          --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (114)          --         388       2,265            5
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (116)         (39)        302       2,100            5
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(121)        $(41)       $249      $1,868           $4
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOHI4(1)     UOSM1(1)    UOSM2(1)     UOSM3(1)    UOSM4(1)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                               132           60         254         122          184
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (132)         (60)       (254)       (122)        (184)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                8,674        2,167       2,012         738        1,286
   Cost of investments sold                                           8,647        2,252       2,120         759        1,354
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         27          (85)       (108)        (21)         (68)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,043       (1,469)     (1,371)     (1,411)      (1,934)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1,070       (1,554)     (1,479)     (1,432)      (2,002)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $938      $(1,614)    $(1,733)    $(1,554)     $(2,186)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOSM5(3)     WOSM8(3)    USTB1(1)     USTB2(1)    WSTB6(2)

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                 7            7          52         438        1,215
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (7)          (7)        (52)       (438)      (1,215)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   34            7      18,377       3,397        8,521
   Cost of investments sold                                              35            7      18,373       3,382        8,558
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)          --           4          15          (37)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (45)        (185)      1,047       6,195        9,431
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (46)        (185)      1,051       6,210        9,394
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $(53)       $(192)       $999      $5,772       $8,179
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USTB4(1)     WSTB5(2)    WSTB8(4)     WSTB2(2)      UGIN1

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--       $4,549
Variable account expenses                                               582           15           1           2        2,618
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (582)         (15)         (1)         (2)       1,931
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                               13,335           15         146         177      110,070
   Cost of investments sold                                          13,146           15         141         171      117,942
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        189           --           5           6       (7,872)
Distributions from capital gains                                         --           --          --          --        1,709
Net change in unrealized appreciation
or depreciation of investments                                        6,034          228          --          --      (40,127)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6,223          228           5           6      (46,290)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            $5,641         $213          $4          $4     $(44,359)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIN2        PGIN1       UGIN4         EPG      WGIN8(5)

Investment income

Dividend income from mutual funds and portfolios                    $20,538      $16,091     $18,592     $99,273          $--
Variable account expenses                                            16,147       14,534      18,682      86,951           --
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4,391        1,557         (90)     12,322           --
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              177,930      118,826     329,812     992,426           17
   Cost of investments sold                                         222,543      141,244     398,420   1,303,751           22
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (44,613)     (22,418)    (68,608)   (311,325)          (5)
Distributions from capital gains                                      7,718        6,047       6,986      37,305           --
Net change in unrealized appreciation
or depreciation of investments                                     (318,775)    (260,254)   (280,175) (1,192,262)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (355,670)    (276,625)   (341,797) (1,466,282)          (5)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(351,279)   $(275,068)  $(341,887)$(1,453,960)         $(5)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR1(1)     UIGR2(1)      PIGR1      UIGR4(1)       EPL

Investment income

Dividend income from mutual funds and portfolios                        $--          $--     $33,739         $--      $13,244
Variable account expenses                                                58          666      50,339         983       21,240
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (58)        (666)    (16,600)       (983)      (7,996)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                7,653       20,834     633,375      14,608      657,182
   Cost of investments sold                                           7,821       21,334     901,518      15,438      863,475
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (168)        (500)   (268,143)       (830)    (206,293)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (727)         858    (548,102)      1,737     (102,127)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (895)         358    (816,245)        907     (308,420)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(953)       $(308)  $(832,845)       $(76)   $(316,416)
==============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Operations (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WIGR8(5)       WIGR2     UPRE1(1)     UPRE2(1)    UPRE3(1)

Investment income

Dividend income from mutual funds and portfolios                        $--       $3,432         $--         $--          $--
Variable account expenses                                                 9        6,644           1          86            2
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (9)      (3,212)         (1)        (86)          (2)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   25      121,629          82         346          196
   Cost of investments sold                                              26      179,690          84         357          240
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (1)     (58,061)         (2)        (11)         (44)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (150)     (25,244)        (10)     (1,902)          --
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (151)     (83,305)        (12)     (1,913)         (44)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             $(160)    $(86,517)       $(13)    $(1,999)        $(46)
==============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UPRE4(1)       UVIS1       UVIS2        UVIS3       UVIS4

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--         $--          $--
Variable account expenses                                                17        1,126      13,419       6,451       30,827
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (17)      (1,126)    (13,419)     (6,451)     (30,827)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                                   98       54,419     269,195     121,221    3,067,999
   Cost of investments sold                                              95       93,048     399,501     175,425    3,566,927
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          3      (38,629)   (130,306)    (54,204)    (498,928)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          150      (12,919)   (342,955)   (142,935)    (246,751)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          153      (51,548)   (473,261)   (197,139)    (745,679)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              $136     $(52,674)  $(486,680)  $(203,590)   $(776,506)
==============================================================================================================================

                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EPT       WVIS8(5)      WVIS2

Investment income

Dividend income from mutual funds and portfolios                        $--          $--         $--
Variable account expenses                                             8,680           --       4,230
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (8,680)          --      (4,230)
=====================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                              134,889           16      43,762
   Cost of investments sold                                         219,907           21      91,995
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (85,018)          (5)    (48,233)
Distributions from capital gains                                         --           --          --
Net change in unrealized appreciation
or depreciation of investments                                     (147,219)          --     (53,334)
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (232,237)          (5)   (101,567)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                         $(240,917)         $(5)  $(105,797)
=====================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002                                     UBND1(2)     UBND2(2)      PBND1      UBND4(2)       ESI

Operations

Investment income (loss) -- net                                        $622       $1,639      $5,913      $2,584     $451,572
Net realized gain (loss) on sales of investments                       (229)         (27)       (907)        (88)    (239,959)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          864        2,876       1,394       3,769      248,600
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,257        4,488       6,400       6,265      460,213
=============================================================================================================================

Contract transactions

Contract purchase payments                                           42,684      170,740     103,102     266,252      115,240
Net transfers(1)                                                     24,710       50,858     (12,143)     49,175     (778,583)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (2,750)      (2,164)       (308)     (1,027)  (1,597,045)
   Death benefits                                                        --           --          --          --     (190,739)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       64,644      219,434      90,651     314,400   (2,451,127)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     110,705          --   13,122,338
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $65,901     $223,922    $207,756    $320,665  $11,131,424
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --      99,294          --    8,923,249
Contract purchase payments                                           41,768      167,559      91,236     261,460       77,390
Net transfers(1)                                                     24,216       49,754     (11,455)     48,165     (530,376)
Contract terminations:
   Surrender benefits and contract charges                           (2,687)      (2,116)       (293)     (1,014)  (1,069,075)
   Death benefits                                                        --           --          --          --     (128,938)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     63,297      215,197     178,782     308,611    7,272,250
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             SBND1        UCMG1       UCMG2        PCMG1       UCMG4

Operations

Investment income (loss) -- net                                     $59,867         $946      $1,516     $(1,853)     $(9,371)
Net realized gain (loss) on sales of investments                    (46,257)          (8)        (35)        (44)         (80)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       14,162            9          36          45           80
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            27,772          947       1,517      (1,852)      (9,371)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,967      134,387     972,206     636,426      340,144
Net transfers(1)                                                   (294,594)      23,188    (441,169)   (169,610)    (232,797)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (230,155)      (6,125)   (425,139)   (128,613)    (868,671)
   Death benefits                                                        --           --          --     (52,098)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (502,782)     151,450     105,898     286,105     (761,324)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,490,663      585,778   2,857,398   2,423,140    4,054,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,015,653     $738,175  $2,964,813  $2,707,393   $3,283,741
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,362,937      554,322   2,828,091   2,250,084    3,857,418
Contract purchase payments                                           19,849      126,978     961,442     591,297      323,747
Net transfers(1)                                                   (279,257)      21,920    (436,267)   (157,350)    (224,571)
Contract terminations:
   Surrender benefits and contract charges                         (209,381)      (5,788)   (420,620)   (119,420)    (826,630)
   Death benefits                                                        --           --          --     (48,363)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    894,148      697,432   2,932,646   2,516,248    3,129,964
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EMS         SCMG1     UDEI1(2)     UDEI2(2)      PDEI1

Operations

Investment income (loss) -- net                                    $(26,055)    $(67,470)        $24        $220       $1,336
Net realized gain (loss) on sales of investments                       (276)        (281)        257         (15)      (6,943)
Distributions from capital gains                                         --           --          --          --        1,528
Net change in unrealized appreciation
or depreciation of investments                                          277          283         312       5,446      (85,884)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (26,054)     (67,468)        593       5,651      (89,963)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          853,847    1,790,685      19,850     106,973       31,651
Net transfers(1)                                                  2,798,540    6,543,806          --      34,659      155,114
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                       (3,346,521)  (6,326,252)        (78)       (943)      (9,183)
   Death benefits                                                   (99,291)    (450,699)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      206,575    1,557,540      19,772     140,689      177,582
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,625,240   11,961,867          --          --      344,421
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $10,805,761  $13,451,939     $20,365    $146,340     $432,040
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            8,408,678   11,399,177          --          --      341,828
Contract purchase payments                                          677,567    1,708,626      26,089     143,578       37,490
Net transfers(1)                                                  2,206,965    6,237,644          --      44,461      167,616
Contract terminations:
   Surrender benefits and contract charges                       (2,642,707)  (6,038,708)       (100)     (1,205)     (10,754)
   Death benefits                                                   (78,597)    (430,372)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,571,906   12,876,367      25,989     186,834      536,180
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UDEI4(2)       WDEI5       SDEI1        WDEI2       UFIF1

Operations

Investment income (loss) -- net                                        $439         $423       $(514)       $(35)      $6,085
Net realized gain (loss) on sales of investments                     (1,348)     (16,785)    (38,356)       (202)         (24)
Distributions from capital gains                                         --          602       1,519         129        2,958
Net change in unrealized appreciation
or depreciation of investments                                        8,115      (32,622)    (42,391)     (7,212)       4,430
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             7,206      (48,382)    (79,742)     (7,320)      13,449
=============================================================================================================================

Contract transactions

Contract purchase payments                                          199,610       59,282      70,114          --      192,487
Net transfers(1)                                                     35,133       72,944     (80,662)      3,335      519,190
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (117)      (1,980)   (152,005)     (2,062)      (6,663)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      234,626      130,246    (162,553)      1,273      705,014
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      124,798     396,114      36,955       32,845
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $241,832     $206,662    $153,819     $30,908     $751,308
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      114,711     367,200      34,122       29,537
Contract purchase payments                                          264,029       61,403      75,374          --      167,972
Net transfers(1)                                                     45,405       63,894     (95,122)      3,898      453,172
Contract terminations:
   Surrender benefits and contract charges                             (148)      (2,095)   (168,503)     (2,188)      (5,794)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    309,286      237,913     178,949      35,832      644,887
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UFIF2        UFIF3       UFIF4        WFDI5       SFDI1

Operations

Investment income (loss) -- net                                     $80,827      $25,234     $54,822      $2,479       $6,051
Net realized gain (loss) on sales of investments                      8,897        1,904       6,762       1,188        4,137
Distributions from capital gains                                     30,633        9,364      24,520       1,151        2,914
Net change in unrealized appreciation
or depreciation of investments                                       89,931       34,777      72,412       2,801        4,940
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           210,288       71,279     158,516       7,619       18,042
=============================================================================================================================

Contract transactions

Contract purchase payments                                          974,683      618,784   1,045,587     171,931      100,598
Net transfers(1)                                                  2,471,977      469,974   3,876,332      (3,423)     (29,504)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (228,022)     (36,091)   (217,174)    (18,805)    (100,453)
   Death benefits                                                   (19,599)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,199,039    1,052,667   4,704,745     149,703      (29,359)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,753,766      890,610   1,469,443     129,904      470,489
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $6,163,093   $2,014,556  $6,332,704    $287,226     $459,172
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            2,495,317      798,992   1,320,542     117,173      423,532
Contract purchase payments                                          869,582      549,552     913,089     150,459       87,534
Net transfers(1)                                                  2,190,466      412,489   3,406,641      (2,719)     (26,885)
Contract terminations:
   Surrender benefits and contract charges                         (202,527)     (31,695)   (189,227)    (16,668)     (87,280)
   Death benefits                                                   (17,070)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,335,768    1,729,338   5,451,045     248,245      396,901
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WFDI2      UGRO1(2)    UGRO2(2)     UGRO3(2)    UGRO4(2)

Operations

Investment income (loss) -- net                                      $8,630          $--         $(2)        $--          $--
Net realized gain (loss) on sales of investments                      1,445          (13)         (1)        (29)         (18)
Distributions from capital gains                                      6,210           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       16,042           (4)        (46)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            32,327          (17)        (49)        (29)         (18)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           41,907           99       7,186         160          100
Net transfers(1)                                                    637,757           28          61          --           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (40,156)         (82)        (82)       (131)         (82)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      639,508           45       7,165          29           18
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     651,237           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,323,072          $28      $7,116         $--          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              591,918           --          --          --           --
Contract purchase payments                                           37,363          101       8,793         162          101
Net transfers(1)                                                    561,602           34          74          --           --
Contract terminations:
   Surrender benefits and contract charges                          (35,584)        (101)       (101)       (162)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,155,299           34       8,766          --           --
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              EVG         SGRO1       UNDM1        UNDM2       PNDM1

Operations

Investment income (loss) -- net                                     $(1,249)     $(3,341)      $(104)      $(937)    $(21,623)
Net realized gain (loss) on sales of investments                     (5,280)     (46,537)       (464)     (7,846)    (346,667)
Distributions from capital gains                                         --           --          13          79        2,779
Net change in unrealized appreciation
or depreciation of investments                                      (24,792)     (23,343)     (5,024)    (33,121)    (455,998)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (31,321)     (73,221)     (5,579)    (41,825)    (821,509)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            8,555        7,111      33,507     227,137      637,543
Net transfers(1)                                                     11,896      (28,833)     12,795     170,038       12,005
Annuity payments                                                         --           --          --          --       (5,743)
Contract terminations:
   Surrender benefits and contract charges                           (5,131)      (9,348)        (87)     (4,429)    (131,661)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       15,320      (31,070)     46,215     392,746      512,144
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     114,607      285,785      15,213      61,309    3,005,185
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $98,606     $181,494     $55,849    $412,230   $2,695,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              228,411      545,600      20,086      80,914    3,478,255
Contract purchase payments                                           21,430       17,907      54,096     368,230      827,292
Net transfers(1)                                                     31,892      (64,601)     21,294     262,435      (57,721)
Contract terminations:
   Surrender benefits and contract charges                          (12,036)     (22,443)       (118)     (7,276)    (185,235)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    269,697      476,463      95,358     704,303    4,062,591
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UNDM4         EGD        SNDM1        WNDM2     USVA1(2)

Operations

Investment income (loss) -- net                                     $(1,471)    $(41,131)   $(20,030)    $(4,697)        $(36)
Net realized gain (loss) on sales of investments                     (8,160)    (389,272)   (687,800)   (108,217)         140
Distributions from capital gains                                        133        4,843       2,132         437           54
Net change in unrealized appreciation
or depreciation of investments                                      (35,734)    (835,351)    129,507      12,018          132
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (45,232)  (1,260,911)   (576,191)   (100,459)         290
=============================================================================================================================

Contract transactions

Contract purchase payments                                          158,292       98,844     123,975      (3,991)      15,961
Net transfers(1)                                                    147,900       19,201    (118,031)   (167,430)          --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (10,100)    (351,159)   (323,036)    (25,212)         (79)
   Death benefits                                                        --      (31,761)    (55,418)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      296,092     (264,875)   (372,510)   (196,633)      15,882
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     145,315    5,370,338   2,139,128     493,837           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $396,175   $3,844,552  $1,190,427    $196,745      $16,172
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              193,128    4,236,699   2,896,006     700,758           --
Contract purchase payments                                          261,537       92,519     209,840      (5,747)      20,602
Net transfers(1)                                                    241,614      (43,333)   (387,824)   (291,564)          --
Contract terminations:
   Surrender benefits and contract charges                          (13,628)    (320,023)   (535,493)    (40,071)        (101)
   Death benefits                                                        --      (27,556)    (85,870)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    682,651    3,938,306   2,096,659     363,376       20,501
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USVA2(2)     WSVA6(3)    USVA4(2)     WSVA5(3)    WSVA8(4)

Operations

Investment income (loss) -- net                                        $(77)       $(108)       $(42)       $(77)         $(2)
Net realized gain (loss) on sales of investments                       (422)      (1,885)       (128)        (18)          (2)
Distributions from capital gains                                        187           84         103          91           13
Net change in unrealized appreciation
or depreciation of investments                                        1,468       (1,673)      1,188        (908)         (27)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,156       (3,582)      1,121        (912)         (18)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           49,530       10,597      25,485      24,984        3,214
Net transfers(1)                                                      2,163       14,944       8,745       3,420            5
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (352)        (172)        (89)       (168)        (137)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       51,341       25,369      34,141      28,236        3,082
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $52,497      $21,787     $35,262     $27,324       $3,064
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           64,272       13,967      33,463      30,481        3,340
Net transfers(1)                                                      2,745       13,799      11,427       4,316            5
Contract terminations:
   Surrender benefits and contract charges                             (445)        (219)       (113)       (213)        (144)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     66,572       27,547      44,777      34,584        3,201
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSVA2(3)       USPF1       USPF2        USPF3       USPF4

Operations

Investment income (loss) -- net                                         $(2)        $163     $(1,182)    $(1,938)     $(7,885)
Net realized gain (loss) on sales of investments                        (36)      (3,726)    (73,928)    (70,499)    (100,176)
Distributions from capital gains                                          1           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --      (26,419)   (511,274)   (242,845)    (625,838)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (37)     (29,982)   (586,384)   (315,282)    (733,899)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              171      117,157     407,598     773,765    1,058,843
Net transfers(1)                                                         --       46,432   1,503,321     512,849    1,508,492
Annuity payments                                                         --           --          --        (670)          --
Contract terminations:
   Surrender benefits and contract charges                             (134)      (2,161)   (129,153)    (34,303)    (112,550)
   Death benefits                                                        --           --          --    (191,203)     (97,489)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           37      161,428   1,781,766   1,060,438    2,357,296
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       89,636   1,251,089     657,208    1,398,381
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--     $221,082  $2,446,471  $1,402,364   $3,021,778
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      111,916   1,567,437     816,890    1,756,399
Contract purchase payments                                              171      182,040     565,400   1,134,891    1,404,817
Net transfers(1)                                                         --       68,523   2,063,270     713,289    2,119,432
Contract terminations:
   Surrender benefits and contract charges                             (171)      (2,917)   (200,955)    (55,784)    (158,850)
   Death benefits                                                        --           --          --    (319,470)    (161,628)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --      359,562   3,995,152   2,289,816    4,960,170
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UABA1(2)     UABA2(2)    UABA3(2)     UABA4(2)    WABA5(4)

Operations

Investment income (loss) -- net                                       $(159)     $(1,321)      $(194)      $(853)        $(22)
Net realized gain (loss) on sales of investments                        725         (327)       (103)       (426)          19
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (320)      (5,381)     (1,278)     (5,464)          49
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               246       (7,029)     (1,575)     (6,743)          46
=============================================================================================================================

Contract transactions

Contract purchase payments                                           45,107      392,804      50,962     265,320        8,031
Net transfers(1)                                                     40,290      155,237      18,984     135,516        2,274
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (76)      (1,853)       (126)     (2,959)        (136)
   Death benefits                                                        --           --        (330)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       85,321      546,188      69,490     397,877       10,169
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $85,567     $539,159     $67,915    $391,134      $10,215
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           60,323      510,183      65,544     344,172        8,490
Net transfers(1)                                                     52,695      203,461      24,791     176,604        2,391
Contract terminations:
   Surrender benefits and contract charges                             (101)      (2,366)       (167)     (3,982)        (144)
   Death benefits                                                        --           --        (499)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    112,917      711,278      89,669     516,794       10,737
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WABA8(4)     UAAD1(2)    UAAD2(2)     UAAD3(2)    UAAD4(2)

Operations

Investment income (loss) -- net                                         $(1)        $(46)        $--         $(7)         $(4)
Net realized gain (loss) on sales of investments                         --           (3)        (24)        (52)          (1)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (575)         --          59         (104)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (1)        (624)        (24)         --         (109)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              116       19,714         100      19,254       12,767
Net transfers(1)                                                         17        3,754          --       2,129          572
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (115)         (76)        (76)       (121)         (76)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           18       23,392          24      21,262       13,263
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $17      $22,768         $--     $21,262      $13,154
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              124       25,427         101      25,769       16,898
Net transfers(1)                                                         18        5,000          --       2,756          761
Contract terminations:
   Surrender benefits and contract charges                             (124)        (101)       (101)       (162)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         18       30,326          --      28,363       17,558
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WAAD5(5)     WAAD8(5)    UAVA1(2)     UAVA2(2)    UAVA3(2)

Operations

Investment income (loss) -- net                                         $(1)         $(1)         $5         $11           $1
Net realized gain (loss) on sales of investments                         (4)          (3)         (5)         (6)         (29)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --           --        (142)     (1,019)          (5)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (5)          (4)       (142)     (1,014)         (33)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              174          135         100      10,795          158
Net transfers(1)                                                         --           --       2,628      13,450           22
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (169)        (131)        (79)        (78)        (125)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            5            4       2,649      24,167           55
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--          $--      $2,507     $23,153          $22
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              180          140         101      12,867          161
Net transfers(1)                                                         --           --       3,221      17,001           29
Contract terminations:
   Surrender benefits and contract charges                             (180)        (140)       (101)       (101)        (161)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --           --       3,221      29,767           29
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UAVA4(2)     WAVA5(6)    WAVA8(6)       UGIP1       UGIP2

Operations

Investment income (loss) -- net                                         $--          $--         $--     $(4,315)    $(28,345)
Net realized gain (loss) on sales of investments                         (8)          (5)         (6)    (66,726)    (132,036)
Distributions from capital gains                                         --           --          --      25,556      181,374
Net change in unrealized appreciation
or depreciation of investments                                          (26)          --          --    (176,991)  (1,496,513)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (34)          (5)         (6)   (222,476)  (1,475,520)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              100           21          22     399,060    2,158,949
Net transfers(1)                                                        428           --          --     230,474    2,087,930
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (78)         (16)        (16)    (28,751)    (115,136)
   Death benefits                                                        --           --          --          --      (20,119)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          450            5           6     600,783    4,111,624
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --     617,944    3,468,811
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $416          $--         $--    $996,251   $6,104,915
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --     640,320    3,600,756
Contract purchase payments                                              101           21          21     471,769    2,422,276
Net transfers(1)                                                        535           --          --     268,801    2,383,238
Contract terminations:
   Surrender benefits and contract charges                             (101)         (21)        (21)    (39,505)    (140,356)
   Death benefits                                                        --           --          --          --      (24,969)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        535           --          --   1,341,385    8,240,945
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIP3        UGIP4     WGIP5(5)     WGIP8(5)      UPRG1

Operations

Investment income (loss) -- net                                    $(18,374)    $(53,153)        $(4)        $(3)     $(4,614)
Net realized gain (loss) on sales of investments                   (113,008)    (167,787)          3          (4)     (33,298)
Distributions from capital gains                                     92,830      245,099          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (724,984)  (2,013,737)         37         (31)    (138,350)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (763,536)  (1,989,578)         36         (38)    (176,262)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          974,366    2,682,213       2,256         134      154,891
Net transfers(1)                                                    722,911    2,969,457          --       1,113          769
Annuity payments                                                       (728)          --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (87,965)    (150,734)       (172)       (133)     (14,802)
   Death benefits                                                   (39,241)     (15,537)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,569,343    5,485,399       2,084       1,114      140,858
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,074,879    4,531,354          --          --      484,925
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $2,880,686   $8,027,175      $2,120      $1,076     $449,521
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            2,151,801    4,721,969          --          --      740,893
Contract purchase payments                                        1,080,225    2,975,995       2,403         140      299,322
Net transfers(1)                                                    811,929    3,424,335          --       1,129       (9,596)
Contract terminations:
   Surrender benefits and contract charges                         (104,111)    (193,129)       (180)       (140)     (27,970)
   Death benefits                                                   (41,922)     (22,978)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,897,922   10,906,192       2,223       1,129    1,002,649
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UPRG2        UPRG3       UPRG4         EPP        SPGR1

Operations

Investment income (loss) -- net                                    $(24,228)    $(14,032)   $(50,132)   $(22,130)    $(58,017)
Net realized gain (loss) on sales of investments                   (186,086)    (122,300)   (172,796)   (334,494)  (1,456,601)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (681,360)    (321,239) (1,246,621)   (303,228)     (85,773)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (891,674)    (457,571) (1,469,549)   (659,852)  (1,600,391)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          407,760      144,121     794,842      36,239           --
Net transfers(1)                                                    325,534       56,723     422,462     (44,232)    (889,872)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (155,866)     (63,099)   (104,788)   (111,298)    (462,816)
   Death benefits                                                        --      (38,474)     (1,762)     (4,348)     (66,829)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      577,428       99,271   1,110,754    (123,639)  (1,419,517)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,307,840    1,267,770   3,781,643   2,021,153    5,227,359
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,993,594     $909,470  $3,422,848  $1,237,662   $2,207,451
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            3,530,935    1,944,137   5,808,378   2,573,940    7,466,298
Contract purchase payments                                          725,277      251,813   1,487,117      52,747           --
Net transfers(1)                                                    492,299       43,350     623,465    (127,654)  (1,842,077)
Contract terminations:
   Surrender benefits and contract charges                         (289,643)    (127,663)   (209,455)   (179,389)    (879,628)
   Death benefits                                                        --      (69,589)     (3,966)     (8,111)    (113,788)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,458,868    2,042,048   7,705,539   2,311,533    4,630,805
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UTEC1        UTEC2       UTEC3        UTEC4        ETC

Operations

Investment income (loss) -- net                                     $(1,312)     $(6,209)    $(3,760)   $(12,249)    $(13,523)
Net realized gain (loss) on sales of investments                     (8,851)    (130,785)    (74,599)   (144,052)    (513,023)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (66,039)    (211,155)   (104,528)   (386,642)     (52,248)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (76,202)    (348,149)   (182,887)   (542,943)    (578,794)
==============================================================================================================================

Contract transactions

Contract purchase payments                                               --       53,705      32,249     135,131       15,753
Net transfers(1)                                                      7,131       70,792     (38,352)      8,563     (260,288)
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (7,605)     (35,032)     (2,906)    (24,918)     (83,605)
   Death benefits                                                        --           --     (11,812)     (7,035)     (15,945)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (474)      89,465     (20,821)    111,741     (344,085)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     186,397      708,874     404,351   1,139,766    1,554,637
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $109,721     $450,190    $200,643    $708,564     $631,758
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              363,975    1,386,796     792,626   2,236,653    1,958,182
Contract purchase payments                                               --      143,341      76,065     313,395       26,658
Net transfers(1)                                                     25,956       87,723    (151,444)    (30,703)    (432,969)
Contract terminations:
   Surrender benefits and contract charges                          (18,085)     (88,141)     (8,080)    (75,250)    (137,960)
   Death benefits                                                        --           --     (24,716)    (20,769)     (26,887)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    371,846    1,529,719     684,451   2,423,326    1,387,024
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           STEC1      UAGR1(2)    UAGR2(2)     UAGR3(2)    UAGR4(2)

Operations

Investment income (loss) -- net                                    $(31,338)        $(37)       $(69)        $(1)       $(287)
Net realized gain (loss) on sales of investments                 (1,580,064)         (68)          2          (1)          (9)
Distributions from capital gains                                         --            1           1           2            1
Net change in unrealized appreciation
or depreciation of investments                                      481,361         (302)        504         (10)        (974)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                        (1,130,041)        (406)        438         (10)      (1,269)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          376,137        8,115      16,912         160       62,143
Net transfers(1)                                                   (558,076)         381      19,690       1,255        3,412
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (813,030)         (91)        (91)       (145)         (90)
   Death benefits                                                   (62,344)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,057,313)       8,405      36,511       1,270       65,465
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,256,312           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,068,958       $7,999     $36,949      $1,260      $64,196
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            6,379,528           --          --          --           --
Contract purchase payments                                        1,301,538        8,477      18,787         160       67,220
Net transfers(1)                                                 (1,315,541)         441      22,044       1,391        3,801
Contract terminations:
   Surrender benefits and contract charges                       (2,549,766)        (100)       (100)       (160)        (100)
   Death benefits                                                  (160,589)          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,655,170        8,818      40,731       1,391       70,921
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFCO1(2)     UFCO2(2)    UFCO3(2)     UFCO4(2)    WFCO5(5)

Operations

Investment income (loss) -- net                                       $(301)     $(1,150)      $(169)      $(494)         $(7)
Net realized gain (loss) on sales of investments                       (478)          38          (1)         15           --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (3,097)      (4,572)       (478)     (2,110)          42
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (3,876)      (5,684)       (648)     (2,589)          35
=============================================================================================================================

Contract transactions

Contract purchase payments                                          138,333      496,439      86,186     276,994          175
Net transfers(1)                                                     46,464      149,197      14,141      66,183        8,076
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (404)      (1,007)       (204)        (87)        (173)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      184,393      644,629     100,123     343,090        8,078
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $180,517     $638,945     $99,475    $340,501       $8,113
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          156,310      570,053      99,177     319,009          179
Net transfers(1)                                                     53,097      171,260      16,383      76,083        8,370
Contract terminations:
   Surrender benefits and contract charges                             (465)      (1,177)       (237)       (101)        (179)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    208,942      740,136     115,323     394,991        8,370
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFCO8(5)     UFGR1(2)    UFGR2(2)     UFGR3(2)    UFGR4(2)

Operations

Investment income (loss) -- net                                         $(1)        $(43)      $(195)       $(27)       $(360)
Net realized gain (loss) on sales of investments                         (1)          (8)         (5)         (5)        (135)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                           --         (867)     (2,854)       (786)      (8,272)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (2)        (918)     (3,054)       (818)      (8,767)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              175       13,650      56,989      19,366       85,007
Net transfers(1)                                                         --          723      26,580       4,788        4,258
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (173)         (76)        (76)       (121)         (89)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2       14,297      83,493      24,033       89,176
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--      $13,379     $80,439     $23,215      $80,409
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                              179       17,050      72,805      24,948      102,501
Net transfers(1)                                                         --          956      35,014       6,330        5,463
Contract terminations:
   Surrender benefits and contract charges                             (179)        (101)       (101)       (162)        (118)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --       17,905     107,718      31,116      107,846
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WFGR5(6)     WFGR8(6)    UFMC1(2)     UFMC2(2)      WMDC6

Operations

Investment income (loss) -- net                                        $(35)         $--       $(177)    $(1,321)     $(8,323)
Net realized gain (loss) on sales of investments                       (872)          (6)        (50)       (915)     (12,347)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (201)          --         280       2,705     (146,333)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (1,108)          (6)         53         469     (167,003)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           11,049           21      66,211     475,166      252,931
Net transfers(1)                                                         --           --      14,437     181,200      734,591
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (15)         (15)     (1,107)     (1,378)      (9,607)
   Death benefits                                                        --           --          --          --         (355)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       11,034            6      79,541     654,988      977,560
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --      555,738
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $9,926          $--     $79,594    $655,457   $1,366,295
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --      522,139
Contract purchase payments                                           13,675           21      77,992     558,560      249,600
Net transfers(1)                                                         --           --      17,098     215,714      684,000
Contract terminations:
   Surrender benefits and contract charges                              (21)         (21)     (1,306)     (1,641)      (9,852)
   Death benefits                                                        --           --          --          --         (410)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     13,654           --      93,784     772,633    1,445,477
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFMC4(2)       WMDC5     WMDC8(6)       WMDC2     UFOV1(2)

Operations

Investment income (loss) -- net                                     $(1,160)     $(1,505)       $(25)      $(395)        $(40)
Net realized gain (loss) on sales of investments                       (646)      (2,428)         --         191           (4)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                       (1,195)     (20,709)         23      (4,282)        (528)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (3,001)     (24,642)         (2)     (4,486)        (572)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          336,372       73,393      24,451          --       15,237
Net transfers(1)                                                     95,011       87,964           7      35,810        2,766
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (2,762)        (509)        (19)        (38)         (75)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      428,621      160,848      24,439      35,772       17,928
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --       99,826          --       8,315           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $425,620     $236,032     $24,437     $39,601      $17,356
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --       93,943          --       7,839           --
Contract purchase payments                                          395,083       72,258      27,402          --       19,463
Net transfers(1)                                                    113,150       84,663           8      34,385        3,676
Contract terminations:
   Surrender benefits and contract charges                           (5,701)        (536)        (21)        (42)        (100)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    502,532      250,328      27,389      42,182       23,039
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UFOV2(2)     UFOV3(2)    UFOV4(2)     URES1(2)    URES2(2)

Operations

Investment income (loss) -- net                                        $(35)        $(33)       $(11)       $(26)        $(56)
Net realized gain (loss) on sales of investments                         --          (12)         (9)        (51)           3
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (75)        (761)       (266)        324          547
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (110)        (806)       (286)        247          494
=============================================================================================================================

Contract transactions

Contract purchase payments                                           12,653        9,787       1,732       9,885        9,434
Net transfers(1)                                                      2,687        2,125       1,315       3,090       22,757
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (75)        (120)        (75)        (94)         (94)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       15,265       11,792       2,972      12,881       32,097
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $15,155      $10,986      $2,686     $13,128      $32,591
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           16,676       11,933       1,925      10,933       10,110
Net transfers(1)                                                      3,554        2,833       1,748       3,215       24,889
Contract terminations:
   Surrender benefits and contract charges                             (100)        (160)       (100)       (100)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,130       14,606       3,573      14,048       34,898
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           WRES6      URES4(2)       ERE         SRES1       WRES2

Operations

Investment income (loss) -- net                                     $16,072         $(13)     $7,512     $20,352         $(91)
Net realized gain (loss) on sales of investments                      2,843            1        (131)    (31,066)          17
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (37,855)          80     (18,391)    (86,070)         404
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (18,940)          68     (11,010)    (96,784)         330
=============================================================================================================================

Contract transactions

Contract purchase payments                                          271,565        2,005      71,924      61,831        6,840
Net transfers(1)                                                    527,788        5,204     285,762     806,851       51,758
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (18,789)         (94)    (34,903)   (350,888)         (50)
   Death benefits                                                        --           --     (17,724)    (20,578)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      780,564        7,115     305,059     497,216       58,548
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     694,955           --     433,717     958,744       13,879
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,456,579       $7,183    $727,766  $1,359,176      $72,757
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              488,420           --     325,305     684,807       11,085
Contract purchase payments                                          188,260        2,124      51,754      42,054        5,594
Net transfers(1)                                                    351,829        5,682     203,060     495,914       41,226
Contract terminations:
   Surrender benefits and contract charges                          (13,067)        (100)    (25,006)   (242,227)         (41)
   Death benefits                                                        --           --     (13,262)    (14,036)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,015,442        7,706     541,851     966,512       57,864
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             USMC1        USMC2       PSMC1        USMC4       WSMC5

Operations

Investment income (loss) -- net                                     $(2,049)    $(15,873)   $(31,124)   $(33,347)     $(4,077)
Net realized gain (loss) on sales of investments                     (6,529)     (58,673)   (107,238)   (516,973)     (43,588)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (72,966)    (571,645) (1,009,866)   (796,517)     (96,453)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (81,544)    (646,191) (1,148,228) (1,346,837)    (144,118)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          130,742      686,045     709,490     698,860       49,329
Net transfers(1)                                                     68,506      559,096     939,236    (104,697)      82,845
Annuity payments                                                         --           --      (1,452)         --           --
Contract terminations:
   Surrender benefits and contract charges                           (3,488)     (64,452)    (85,480)   (169,659)      (2,096)
   Death benefits                                                        --           --     (36,964)         --       (7,858)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      195,760    1,180,689   1,524,830     424,504      122,220
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     235,418    1,630,211   2,884,175   3,513,959      366,045
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $349,634   $2,164,709  $3,260,777  $2,591,626     $344,147
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              311,929    2,164,774   2,844,121   4,682,976      723,446
Contract purchase payments                                          233,409    1,104,253     808,706   1,115,527      111,709
Net transfers(1)                                                    116,838      909,365   1,079,907    (585,035)     159,005
Contract terminations:
   Surrender benefits and contract charges                           (5,934)    (104,433)   (117,740)   (304,605)      (5,560)
   Death benefits                                                        --           --     (40,808)         --      (21,401)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    656,242    4,073,959   4,574,186   4,908,863      967,199
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSMC8(6)       WSMC2     UVAS1(2)     UVAS2(2)      PVAS1

Operations

Investment income (loss) -- net                                         $--      $(2,068)       $(24)      $(284)       $(185)
Net realized gain (loss) on sales of investments                         (5)     (35,361)          6        (639)        (452)
Distributions from capital gains                                         --           --           1           1          366
Net change in unrealized appreciation
or depreciation of investments                                           --      (15,408)        201       2,055       (2,315)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (5)     (52,837)        184       1,133       (2,586)
==============================================================================================================================

Contract transactions

Contract purchase payments                                               21        1,870       4,194      64,119       31,417
Net transfers(1)                                                         --       18,483      15,181      36,624       29,335
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (16)     (11,647)       (353)        (48)        (467)
   Death benefits                                                        --      (13,952)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            5       (5,246)     19,022     100,695       60,285
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      175,174          --          --        2,916
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $--     $117,091     $19,206    $101,828      $60,615
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      347,835          --          --        2,015
Contract purchase payments                                               21        6,868       5,279      80,922       23,767
Net transfers(1)                                                         --       51,347      19,176      46,554       21,317
Contract terminations:
   Surrender benefits and contract charges                              (21)     (26,387)       (439)        (60)        (313)
   Death benefits                                                        --      (48,268)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         --      331,395      24,016     127,416       46,786
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UVAS4(2)     WVAS5(6)    WVAS8(6)     WVAS2(3)      UMSS1

Operations

Investment income (loss) -- net                                       $(132)       $(162)       $(73)       $(11)       $(906)
Net realized gain (loss) on sales of investments                       (172)        (804)    (14,162)          1      (16,102)
Distributions from capital gains                                          1          529         999           4        7,174
Net change in unrealized appreciation
or depreciation of investments                                          457       (2,821)         --          31      (45,624)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               154       (3,258)    (13,236)         25      (55,458)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           21,338       24,182      43,545         171      528,402
Net transfers(1)                                                     27,453       28,081     (30,291)      3,172      242,675
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (52)        (546)        (18)       (135)     (24,633)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       48,739       51,717      13,236       3,208      746,444
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --       71,298
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $48,893      $48,459         $--      $3,233     $762,284
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --       61,488
Contract purchase payments                                           26,232       23,922      39,874         172      483,766
Net transfers(1)                                                     35,133       31,891     (39,853)      4,082      232,460
Contract terminations:
   Surrender benefits and contract charges                              (66)        (632)        (21)       (172)     (24,863)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     61,299       55,181          --       4,082      752,851
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UMSS2        PMSS1       UMSS4         EMU        SMSS1

Operations

Investment income (loss) -- net                                     $(7,717)     $(5,445)   $(17,851)    $(3,952)     $(2,214)
Net realized gain (loss) on sales of investments                    (18,132)     (22,250)    (56,460)    (53,580)    (200,365)
Distributions from capital gains                                     85,962       32,309      94,384      21,939       35,212
Net change in unrealized appreciation
or depreciation of investments                                     (680,953)    (251,255)   (713,153)   (117,038)     (91,159)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (620,840)    (246,641)   (693,080)   (152,631)    (258,526)
==============================================================================================================================

Contract transactions

Contract purchase payments                                        2,705,069    1,199,517   2,756,558     220,117      181,458
Net transfers(1)                                                  2,277,486    1,338,860   2,783,378     367,398      511,276
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (135,217)     (31,289)    (78,543)    (69,009)    (239,302)
   Death benefits                                                   (19,498)     (20,934)     (5,777)     (3,193)     (37,229)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,827,840    2,486,154   5,455,616     515,313      416,203
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,529,647      307,457   1,584,855     673,880      593,143
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $5,736,647   $2,546,970  $6,347,391  $1,036,562     $750,820
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,321,211      251,581   1,373,613     546,335      472,993
Contract purchase payments                                        2,428,846    1,017,354   2,482,792     188,072      150,076
Net transfers(1)                                                  2,077,583    1,171,066   2,550,072     292,629      302,264
Contract terminations:
   Surrender benefits and contract charges                         (128,243)     (29,926)    (74,095)    (57,595)    (202,035)
   Death benefits                                                   (18,568)     (16,993)     (5,803)     (3,048)     (32,829)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,680,829    2,393,082   6,326,579     966,393      690,469
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             WMSS2        UINT1       UINT2        UINT3       UINT4

Operations

Investment income (loss) -- net                                       $(727)      $1,265      $6,586      $2,196      $10,097
Net realized gain (loss) on sales of investments                       (138)     (13,624)    (44,377)     (8,311)    (149,746)
Distributions from capital gains                                      1,378           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (11,653)     (53,960)   (253,827)   (120,222)    (268,932)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (11,140)     (66,319)   (291,618)   (126,337)    (408,581)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            1,322      139,939     449,788     176,711      798,508
Net transfers(1)                                                     87,148       13,138     533,775     121,591        5,636
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (242)     (11,301)    (39,939)    (17,796)    (117,449)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       88,228      141,776     943,624     280,506      686,695
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      47,990      274,624     749,772     433,473    1,327,193
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $125,078     $350,081  $1,401,778    $587,642   $1,605,307
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                               41,027      324,353     887,194     514,024    1,576,124
Contract purchase payments                                            1,447      186,207     554,162     220,423      961,450
Net transfers(1)                                                     80,980       16,396     668,731     158,302      (12,961)
Contract terminations:
   Surrender benefits and contract charges                             (227)     (14,160)    (51,528)    (26,375)    (151,774)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    123,227      512,796   2,058,559     866,374    2,372,839
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WINT5(6)     WINT8(6)      UGRS1        UGRS2       UGRS3

Operations

Investment income (loss) -- net                                      $3,528       $9,485     $(2,115)   $(18,858)     $(5,457)
Net realized gain (loss) on sales of investments                    (59,609)    (124,459)     (5,687)    (56,490)     (11,201)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (30,417)     (51,137)    (62,137)   (528,545)    (134,536)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (86,498)    (166,111)    (69,939)   (603,893)    (151,194)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            7,718        7,250      14,601     416,549       67,992
Net transfers(1)                                                    372,022      592,920      45,745     221,564       82,861
Annuity payments                                                         --           --          --          --         (386)
Contract terminations:
   Surrender benefits and contract charges                          (52,974)    (125,213)     (7,433)    (65,861)     (27,228)
   Death benefits                                                        --      (32,755)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      326,766      442,202      52,913     572,252      123,239
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     229,711   1,610,448      468,790
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $240,268     $276,091    $212,685  $1,578,807     $440,835
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --     325,776   2,287,766      662,411
Contract purchase payments                                            7,301        8,093      24,066     647,842      108,995
Net transfers(1)                                                    338,342      494,622      84,547     314,047      151,596
Contract terminations:
   Surrender benefits and contract charges                          (59,162)    (138,995)    (12,921)   (112,612)     (48,067)
   Death benefits                                                        --      (33,563)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    286,481      330,157     421,468   3,137,043      874,935
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                             UGRS4        UNDS1       UNDS2        PSND1       UNDS4

Operations

Investment income (loss) -- net                                    $(19,378)       $(985)    $(3,764)    $(3,170)     $(7,101)
Net realized gain (loss) on sales of investments                    (58,795)      (3,088)    (17,139)    (14,770)     (44,182)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (425,640)     (34,952)   (118,154)    (88,069)    (173,855)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (503,813)     (39,025)   (139,057)   (106,009)    (225,138)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          361,891       20,516     138,363      86,103      279,223
Net transfers(1)                                                    251,962       21,897      74,889      42,155       69,711
Annuity payments                                                         --           --          --        (429)          --
Contract terminations:
   Surrender benefits and contract charges                          (31,165)      (6,415)    (11,035)     (5,357)     (24,876)
   Death benefits                                                   (14,442)          --          --     (14,548)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      568,246       35,998     202,217     107,924      324,058
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,351,667      108,643     299,578     258,449      428,041
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,416,100     $105,616    $362,738    $260,364     $526,961
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,927,955      114,771     316,914     293,016      454,426
Contract purchase payments                                          592,417       30,429     180,119     119,137      335,279
Net transfers(1)                                                    396,263       29,525      87,603      55,066       78,681
Contract terminations:
   Surrender benefits and contract charges                          (54,966)      (9,496)    (15,737)     (7,726)     (36,574)
   Death benefits                                                   (29,572)          --          --     (18,183)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,832,097      165,229     568,899     441,310      831,812
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WSND5(6)     WSND8(6)      UTRS1        UTRS2       PSTR1

Operations

Investment income (loss) -- net                                        $(46)         $--      $4,696     $21,285       $5,329
Net realized gain (loss) on sales of investments                        (27)          (6)    (14,769)    (54,955)     (42,737)
Distributions from capital gains                                         --           --      13,568      74,158       37,165
Net change in unrealized appreciation
or depreciation of investments                                       (1,201)          --     (64,722)   (511,635)    (246,193)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (1,274)          (6)    (61,227)   (471,147)    (246,436)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           16,118           21     264,869   2,783,504    1,416,055
Net transfers(1)                                                         --           --     663,963   2,068,268    1,186,243
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (16)         (15)    (43,249)   (237,649)    (143,608)
   Death benefits                                                        --           --     (59,370)         --     (292,816)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       16,102            6     826,213   4,614,123    2,165,874
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --     875,489   3,794,238    1,953,153
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $14,828          $--  $1,640,475  $7,937,214   $3,872,591
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --     792,426   3,439,804    1,861,342
Contract purchase payments                                           20,228           21     256,297   2,564,696    1,362,473
Net transfers(1)                                                         --           --     631,613   1,905,869    1,170,795
Contract terminations:
   Surrender benefits and contract charges                              (21)         (21)    (42,205)   (223,735)    (146,056)
   Death benefits                                                        --           --     (53,466)         --     (299,941)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,207           --   1,584,665   7,686,634    3,948,613
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UTRS4      WSTR5(6)    WSTR8(6)     USUT1(2)    USUT2(2)

Operations

Investment income (loss) -- net                                      $7,368          $(6)       $(18)        $--         $(22)
Net realized gain (loss) on sales of investments                    (65,218)          --           1           1          (20)
Distributions from capital gains                                     78,991           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                     (539,230)          (8)         94           7          365
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (518,089)         (14)         77           8          323
=============================================================================================================================

Contract transactions

Contract purchase payments                                        3,039,699       10,151       5,074          60           60
Net transfers(1)                                                  2,676,393           --          --         313       19,467
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                         (166,346)         (20)        (19)        (52)         (52)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,549,746       10,131       5,055         321       19,475
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,838,689           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $8,870,346      $10,117      $5,132        $329      $19,798
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            3,493,459           --          --          --           --
Contract purchase payments                                        2,824,389       10,933       5,564          60           60
Net transfers(1)                                                  2,486,331           --          --         376       22,636
Contract terminations:
   Surrender benefits and contract charges                         (157,956)         (21)        (21)        (60)         (60)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,646,223       10,912       5,543         376       22,636
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           PSUT1      USUT4(2)    WSUT5(6)     WSUT8(6)    UOCA1(2)

Operations

Investment income (loss) -- net                                      $1,098          $(9)       $(35)        $--          $(9)
Net realized gain (loss) on sales of investments                     (1,829)          (6)         (3)         (4)          (2)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                      (26,186)         215        (279)         --         (143)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (26,917)         200        (317)         (4)        (154)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            3,006           61       5,032          22        3,109
Net transfers(1)                                                     49,370        4,431          33          --        4,058
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (788)         (52)        (18)        (18)         (79)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       51,588        4,440       5,047           4        7,088
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      94,753           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $119,424       $4,640      $4,730         $--       $6,934
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              126,281           --          --          --           --
Contract purchase payments                                            4,710           60       5,538          21        3,965
Net transfers(1)                                                     79,495        5,315          40          --        4,976
Contract terminations:
   Surrender benefits and contract charges                           (1,401)         (60)        (21)        (21)        (101)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    209,085        5,315       5,557          --        8,840
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOCA2(2)     UOCA3(2)    UOCA4(2)     WOCA5(5)    WOCA8(5)

Operations

Investment income (loss) -- net                                       $(323)       $(123)      $(393)        $(1)         $(1)
Net realized gain (loss) on sales of investments                         44         (198)         14           1            2
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,936       (1,234)      1,569           1           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             1,657       (1,555)      1,190           1            1
=============================================================================================================================

Contract transactions

Contract purchase payments                                           84,838       20,481      55,893         172          134
Net transfers(1)                                                     25,781       11,584      70,604          43           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                           (1,610)        (126)       (315)       (174)        (135)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      109,009       31,939     126,182          41           (1)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $110,666      $30,384    $127,372         $42          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                          110,706       24,700      72,682         181          141
Net transfers(1)                                                     32,503       14,264      90,528          43           --
Contract terminations:
   Surrender benefits and contract charges                           (2,008)        (162)       (395)       (181)        (141)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    141,201       38,802     162,815          43           --
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOGS1(2)     UOGS2(2)    WOGS6(3)     UOGS4(2)    WOGS5(3)

Operations

Investment income (loss) -- net                                        $(29)       $(155)      $(473)      $(129)        $(28)
Net realized gain (loss) on sales of investments                         (1)        (167)       (340)       (495)        (174)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (532)      (4,038)    (13,091)     (2,130)        (106)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (562)      (4,360)    (13,904)     (2,754)        (308)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           19,213       63,562       4,371      38,587          214
Net transfers(1)                                                        444       35,462     158,939       7,200        9,573
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (46)         (46)     (2,588)        (66)        (164)
   Death benefits                                                        --           --        (173)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       19,611       98,978     160,549      45,721        9,623
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $19,049      $94,618    $146,645     $42,967       $9,315
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           24,307       78,142       5,605      47,014          214
Net transfers(1)                                                        570       45,232     187,541       9,169       12,062
Contract terminations:
   Surrender benefits and contract charges                              (61)         (61)     (3,207)        (85)        (214)
   Death benefits                                                        --           --        (237)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     24,816      123,313     189,702      56,098       12,062
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOGS8(5)     WOGS2(3)    UOHI1(2)     UOHI2(2)    UOHI3(2)

Operations

Investment income (loss) -- net                                         $(5)         $(2)       $(53)      $(232)         $(1)
Net realized gain (loss) on sales of investments                         (2)         (39)        (86)       (165)          --
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (114)          --         388       2,265            5
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (121)         (41)        249       1,868            4
=============================================================================================================================

Contract transactions

Contract purchase payments                                            8,204          172      10,538     108,120        3,999
Net transfers(1)                                                         --           --       6,947      21,049          355
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (129)        (131)        (96)       (277)        (153)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        8,075           41      17,389     128,892        4,201
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $7,954          $--     $17,638    $130,760       $4,205
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            8,737          171      11,091     113,966        4,163
Net transfers(1)                                                         --           --       7,373      22,541          381
Contract terminations:
   Surrender benefits and contract charges                             (140)        (171)       (100)       (288)        (160)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      8,597           --      18,364     136,219        4,384
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UOHI4(2)     UOSM1(2)    UOSM2(2)     UOSM3(2)    UOSM4(2)

Operations

Investment income (loss) -- net                                       $(132)        $(60)      $(254)      $(122)       $(184)
Net realized gain (loss) on sales of investments                         27          (85)       (108)        (21)         (68)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                        1,043       (1,469)     (1,371)     (1,411)      (1,934)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               938       (1,614)     (1,733)     (1,554)      (2,186)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           63,929       27,585     103,407      48,156       47,010
Net transfers(1)                                                      7,932          407      57,082       5,193       23,938
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (103)         (80)       (503)       (129)         (89)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       71,758       27,912     159,986      53,220       70,859
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $72,696      $26,298    $158,253     $51,666      $68,673
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                           67,450       32,457     129,268      58,773       56,681
Net transfers(1)                                                      8,506          742      70,650       6,446       30,075
Contract terminations:
   Surrender benefits and contract charges                             (108)        (101)       (619)       (163)        (113)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     75,848       33,098     199,299      65,056       86,643
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WOSM5(4)     WOSM8(4)    USTB1(2)     USTB2(2)    WSTB6(3)

Operations

Investment income (loss) -- net                                         $(7)         $(7)       $(52)      $(438)     $(1,215)
Net realized gain (loss) on sales of investments                         (1)          --           4          15          (37)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          (45)        (185)      1,047       6,195        9,431
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (53)        (192)        999       5,772        8,179
=============================================================================================================================

Contract transactions

Contract purchase payments                                            3,149       12,105      27,936      61,871      123,071
Net transfers(1)                                                        340            5      11,778      99,196       89,747
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                               --           --      (1,402)       (229)      (2,200)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3,489       12,110      38,312     160,838      210,618
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $3,436      $11,918     $39,311    $166,610     $218,797
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --           --
Contract purchase payments                                            3,257       12,524      27,663      62,246      124,232
Net transfers(1)                                                        352            5      11,659      98,895       90,111
Contract terminations:
   Surrender benefits and contract charges                               --           --      (1,375)       (225)      (2,206)
   Death benefits                                                        --           --          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      3,609       12,529      37,947     160,916      212,137
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         USTB4(2)     WSTB5(3)    WSTB8(5)     WSTB2(3)      UGIN1

Operations

Investment income (loss) -- net                                       $(582)        $(15)        $(1)        $(2)      $1,931
Net realized gain (loss) on sales of investments                        189           --           5           6       (7,872)
Distributions from capital gains                                         --           --          --          --        1,709
Net change in unrealized appreciation
or depreciation of investments                                        6,034          228          --          --      (40,127)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             5,641          213           4           4      (44,359)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          135,873        7,295         141         171       35,088
Net transfers(1)                                                     12,140        3,095          --          --       72,382
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                             (958)        (220)       (145)       (175)     (10,829)
   Death benefits                                                        --           --          --          --      (36,033)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      147,055       10,170          (4)         (4)      60,608
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --          --          --      284,555
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $152,696      $10,383         $--         $--     $300,804
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --          --          --      287,498
Contract purchase payments                                          136,548        7,224         140         171       44,905
Net transfers(1)                                                     12,118        3,066          --          --       95,980
Contract terminations:
   Surrender benefits and contract charges                             (958)        (214)       (140)       (171)     (12,275)
   Death benefits                                                        --           --          --          --      (37,289)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    147,708       10,076          --          --      378,819
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                           UGIN2        PGIN1       UGIN4         EPG      WGIN8(6)

Operations

Investment income (loss) -- net                                      $4,391       $1,557        $(90)    $12,322          $--
Net realized gain (loss) on sales of investments                    (44,613)     (22,418)    (68,608)   (311,325)          (5)
Distributions from capital gains                                      7,718        6,047       6,986      37,305           --
Net change in unrealized appreciation
or depreciation of investments                                     (318,775)    (260,254)   (280,175) (1,192,262)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (351,279)    (275,068)   (341,887) (1,453,960)          (5)
==============================================================================================================================

Contract transactions

Contract purchase payments                                          476,645      259,527     486,540     191,471           22
Net transfers(1)                                                    362,060      365,466     285,153    (152,377)          --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                          (64,035)     (58,797)    (42,460)   (517,009)         (17)
   Death benefits                                                        --       (1,867)         --     (66,793)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      774,670      564,329     729,233    (544,708)           5
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,152,706      918,483   1,091,044   7,289,538           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,576,097   $1,207,744  $1,478,390  $5,290,870          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                            1,166,067      963,282   1,108,568   6,280,095           --
Contract purchase payments                                          518,427      276,221     521,827     176,604           21
Net transfers(1)                                                    377,691      416,472     300,598    (179,283)          --
Contract terminations:
   Surrender benefits and contract charges                          (71,596)     (71,011)    (51,626)   (504,699)         (21)
   Death benefits                                                        --       (1,940)         --     (66,372)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,990,589    1,583,024   1,879,367   5,706,345           --
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UIGR1(2)     UIGR2(2)      PIGR1      UIGR4(2)       EPL

Operations

Investment income (loss) -- net                                        $(58)       $(666)   $(16,600)      $(983)     $(7,996)
Net realized gain (loss) on sales of investments                       (168)        (500)   (268,143)       (830)    (206,293)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (727)         858    (548,102)      1,737     (102,127)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (953)        (308)   (832,845)        (76)    (316,416)
==============================================================================================================================

Contract transactions

Contract purchase payments                                           27,086      278,624     493,290     364,747      147,834
Net transfers(1)                                                        156       69,887    (151,461)     67,101       62,726
Annuity payments                                                         --           --      (1,800)         --           --
Contract terminations:
   Surrender benefits and contract charges                              (47)      (1,503)   (102,187)        (72)    (107,087)
   Death benefits                                                        --           --     (12,196)         --      (37,057)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       27,195      347,008     225,646     431,776       66,416
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --   4,269,371          --    1,651,442
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $26,242     $346,700  $3,662,172    $431,700   $1,401,442
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --           --   4,730,889          --    1,775,441
Contract purchase payments                                           32,921      350,351     612,600     458,849      177,170
Net transfers(1)                                                        105       87,378    (200,488)     84,788       73,923
Contract terminations:
   Surrender benefits and contract charges                              (60)      (1,919)   (132,342)        (92)    (125,002)
   Death benefits                                                        --           --     (16,573)         --      (45,623)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     32,966      435,810   4,994,086     543,545    1,855,909
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         WIGR8(6)       WIGR2     UPRE1(2)     UPRE2(2)    UPRE3(2)

Operations

Investment income (loss) -- net                                         $(9)     $(3,212)        $(1)       $(86)         $(2)
Net realized gain (loss) on sales of investments                         (1)     (58,061)         (2)        (11)         (44)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                         (150)     (25,244)        (10)     (1,902)          --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (160)     (86,517)        (13)     (1,999)         (46)
==============================================================================================================================

Contract transactions

Contract purchase payments                                            5,870           --         100      43,626          240
Net transfers(1)                                                         17       12,227         430       5,055           --
Annuity payments                                                         --           --          --          --           --
Contract terminations:
   Surrender benefits and contract charges                              (18)     (19,251)        (81)       (266)        (194)
   Death benefits                                                        --      (18,305)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5,869      (25,329)        449      48,415           46
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      427,111          --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $5,709     $315,265        $436     $46,416          $--
==============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      729,923          --          --           --
Contract purchase payments                                            6,746           --         101      51,653          242
Net transfers(1)                                                         20       14,455         540       6,166           --
Contract terminations:
   Surrender benefits and contract charges                              (21)     (36,485)       (101)       (328)        (242)
   Death benefits                                                        --      (42,386)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      6,745      665,507         540      57,491           --
=============================================================================================================================

                                                                                     Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                         UPRE4(2)       UVIS1       UVIS2        UVIS3       UVIS4

Operations

Investment income (loss) -- net                                        $(17)     $(1,126)   $(13,419)    $(6,451)    $(30,827)
Net realized gain (loss) on sales of investments                          3      (38,629)   (130,306)    (54,204)    (498,928)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation
or depreciation of investments                                          150      (12,919)   (342,955)   (142,935)    (246,751)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               136      (52,674)   (486,680)   (203,590)    (776,506)
==============================================================================================================================

Contract transactions

Contract purchase payments                                              208        1,537     106,129      13,955      200,723
Net transfers(1)                                                      5,114      (33,884)     58,215      24,245   (2,245,234)
Annuity payments                                                         --           --          --        (172)          --
Contract terminations:
   Surrender benefits and contract charges                              (81)      (7,353)    (55,142)    (18,965)     (43,308)
   Death benefits                                                        --           --          --     (11,459)          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5,241      (39,700)    109,202       7,604   (2,087,819)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --      160,093   1,403,394     618,023    4,259,889
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $5,377      $67,719  $1,025,916    $422,037   $1,395,564
=============================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                   --      264,816   2,325,424   1,023,651    7,085,506
Contract purchase payments                                              235        3,652     197,245      26,859      402,751
Net transfers(1)                                                      6,536      (89,520)     69,276      24,616   (4,006,126)
Contract terminations:
   Surrender benefits and contract charges                             (101)     (15,938)   (115,554)    (34,773)     (91,425)
   Death benefits                                                        --           --          --     (20,204)          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      6,670      163,010   2,476,391   1,020,149    3,390,706
=============================================================================================================================

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
                                                                      Segregated Asset Subaccounts
Period ended December 31, 2002 (continued)                            EPT       WVIS8(6)      WVIS2

Operations

Investment income (loss) -- net                                     $(8,680)         $--     $(4,230)
Net realized gain (loss) on sales of investments                    (85,018)          (5)    (48,233)
Distributions from capital gains                                         --           --          --
Net change in unrealized appreciation
or depreciation of investments                                     (147,219)          --     (53,334)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (240,917)          (5)   (105,797)
=====================================================================================================

Contract transactions

Contract purchase payments                                           51,041           21          --
Net transfers(1)                                                     69,514           --      19,249
Annuity payments                                                         --           --          --
Contract terminations:
   Surrender benefits and contract charges                          (32,588)         (16)    (22,916)
   Death benefits                                                    (6,172)          --     (12,144)
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       81,795            5     (15,811)
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     716,724           --     320,856
----------------------------------------------------------------------------------------------------
Net assets at end of year                                          $557,602          $--    $199,248
====================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                              781,502           --     668,133
Contract purchase payments                                           66,697           21          --
Net transfers(1)                                                     91,652           --      43,518
Contract terminations:
   Surrender benefits and contract charges                          (42,417)         (21)    (62,850)
   Death benefits                                                    (9,205)          --     (41,062)
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    888,229           --     607,739
====================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(6) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

Subaccount Investment                                                   Shares
--------------------------------------------------------------------------------

UBND1      AXP(R) Variable Portfolio - Bond Fund                           6,255
UBND2      AXP(R) Variable Portfolio - Bond Fund                          21,248
PBND1      AXP(R) Variable Portfolio - Bond Fund                          19,723
UBND4      AXP(R) Variable Portfolio - Bond Fund                          30,371
ESI        AXP(R) Variable Portfolio - Bond Fund                       1,056,976
SBND1      AXP(R) Variable Portfolio - Bond Fund                          96,593
--------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund              737,700
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund            2,966,480
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund            2,708,469
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund            3,316,848
EMS        AXP(R) Variable Portfolio - Cash Management Fund           10,778,772
SCMG1      AXP(R) Variable Portfolio - Cash Management Fund           13,421,219
--------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund      2,539
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund     18,219
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     53,876
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund     30,045
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund     24,884
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund     26,374
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund      3,856
--------------------------------------------------------------------------------
UFIF1      AXP(R) Variable Portfolio - Federal Income Fund                70,943
UFIF2      AXP(R) Variable Portfolio - Federal Income Fund               581,965
UFIF3      AXP(R) Variable Portfolio - Federal Income Fund               190,244
UFIF4      AXP(R) Variable Portfolio - Federal Income Fund               597,897
WFDI5      AXP(R) Variable Portfolio - Federal Income Fund                27,218
SFDI1      AXP(R) Variable Portfolio - Federal Income Fund                49,828
WFDI2      AXP(R) Variable Portfolio - Federal Income Fund               125,000
--------------------------------------------------------------------------------
UGRO1      AXP(R) Variable Portfolio - Growth Fund                             6
UGRO2      AXP(R) Variable Portfolio - Growth Fund                         1,481
UGRO3      AXP(R) Variable Portfolio - Growth Fund                            --
UGRO4      AXP(R) Variable Portfolio - Growth Fund                            --
EVG        AXP(R) Variable Portfolio - Growth Fund                        20,542
SGRO1      AXP(R) Variable Portfolio - Growth Fund                        37,819
--------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)              4,509
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             33,194
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)            219,701
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)             31,536
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)            309,652
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)             96,178
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)             15,893
--------------------------------------------------------------------------------
USVA1      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       1,727
USVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       5,603
WSVA6      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       2,328
USVA4      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       3,710
WSVA5      AXP(R) Variable Portfolio - Partners Small Cap Value Fund       2,600
WSVA8      AXP(R) Variable Portfolio - Partners Small Cap Value Fund         327
WSVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund          --
--------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                 Shares
------------------------------------------------------------------------------
USPF1      AXP(R) Variable Portfolio - S&P 500 Index Fund              36,825
USPF2      AXP(R) Variable Portfolio - S&P 500 Index Fund             407,113
USPF3      AXP(R) Variable Portfolio - S&P 500 Index Fund             233,692
USPF4      AXP(R) Variable Portfolio - S&P 500 Index Fund             503,596
------------------------------------------------------------------------------
UABA1      AIM V.I. Basic Value Fund, Series II Shares                 10,750
UABA2      AIM V.I. Basic Value Fund, Series II Shares                 67,734
UABA3      AIM V.I. Basic Value Fund, Series II Shares                  8,532
UABA4      AIM V.I. Basic Value Fund, Series II Shares                 49,137
WABA5      AIM V.I. Basic Value Fund, Series II Shares                  1,283
WABA8      AIM V.I. Basic Value Fund, Series II Shares                      2
------------------------------------------------------------------------------
UAAD1      AIM V.I. Capital Development Fund, Series II Shares          2,433
UAAD2      AIM V.I. Capital Development Fund, Series II Shares             --
UAAD3      AIM V.I. Capital Development Fund, Series II Shares          2,272
UAAD4      AIM V.I. Capital Development Fund, Series II Shares          1,405
WAAD5      AIM V.I. Capital Development Fund, Series II Shares             --
WAAD8      AIM V.I. Capital Development Fund, Series II Shares             --
------------------------------------------------------------------------------
UAVA1      AIM V.I. Premier Equity Fund, Series II Shares                 155
UAVA2      AIM V.I. Premier Equity Fund, Series II Shares               1,432
UAVA3      AIM V.I. Premier Equity Fund, Series II Shares                   1
UAVA4      AIM V.I. Premier Equity Fund, Series II Shares                  26
WAVA5      AIM V.I. Premier Equity Fund, Series II Shares                  --
WAVA8      AIM V.I. Premier Equity Fund, Series II Shares                  --
------------------------------------------------------------------------------
UGIP1      Alliance VP Growth and Income Portfolio (Class B)           60,415
UGIP2      Alliance VP Growth and Income Portfolio (Class B)          370,219
UGIP3      Alliance VP Growth and Income Portfolio (Class B)          174,693
UGIP4      Alliance VP Growth and Income Portfolio (Class B)          486,790
WGIP5      Alliance VP Growth and Income Portfolio (Class B)              129
WGIP8      Alliance VP Growth and Income Portfolio (Class B)               65
------------------------------------------------------------------------------
UPRG1      Alliance VP Premier Growth Portfolio (Class B)              25,999
UPRG2      Alliance VP Premier Growth Portfolio (Class B)             115,303
UPRG3      Alliance VP Premier Growth Portfolio (Class B)              52,601
UPRG4      Alliance VP Premier Growth Portfolio (Class B)             197,967
EPP        Alliance VP Premier Growth Portfolio (Class B)              71,583
SPGR1      Alliance VP Premier Growth Portfolio (Class B)             127,672
------------------------------------------------------------------------------
UTEC1      Alliance VP Technology Portfolio (Class B)                  10,994
UTEC2      Alliance VP Technology Portfolio (Class B)                  45,109
UTEC3      Alliance VP Technology Portfolio (Class B)                  20,105
UTEC4      Alliance VP Technology Portfolio (Class B)                  70,998
ETC        Alliance VP Technology Portfolio (Class B)                  63,302
STEC1      Alliance VP Technology Portfolio (Class B)                 107,110
------------------------------------------------------------------------------
UAGR1      Alliance VP Total Return Portfolio (Class B)                   524
UAGR2      Alliance VP Total Return Portfolio (Class B)                 2,420
UAGR3      Alliance VP Total Return Portfolio (Class B)                    83
UAGR4      Alliance VP Total Return Portfolio (Class B)                 4,204
------------------------------------------------------------------------------
UFCO1      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2     10,057
UFCO2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2     35,596
UFCO3      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2      5,542
UFCO4      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2     18,969
WFCO5      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        452
WFCO8      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         --
------------------------------------------------------------------------------
UFGR1      Fidelity(R) VIP Growth Portfolio Service Class 2               576
UFGR2      Fidelity(R) VIP Growth Portfolio Service Class 2             3,466
UFGR3      Fidelity(R) VIP Growth Portfolio Service Class 2             1,000
UFGR4      Fidelity(R) VIP Growth Portfolio Service Class 2             3,464
WFGR5      Fidelity(R) VIP Growth Portfolio Service Class 2               428
WFGR8      Fidelity(R) VIP Growth Portfolio Service Class 2                --
------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                    Shares
--------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               4,577
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              37,692
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              78,568
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              24,475
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              13,573
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               1,405
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2               2,277
--------------------------------------------------------------------------------
UFOV1      Fidelity(R) VIP Overseas Portfolio Service Class 2              1,592
UFOV2      Fidelity(R) VIP Overseas Portfolio Service Class 2              1,390
UFOV3      Fidelity(R) VIP Overseas Portfolio Service Class 2              1,008
UFOV4      Fidelity(R) VIP Overseas Portfolio Service Class 2                246
--------------------------------------------------------------------------------
URES1      FTVIPT Franklin Real Estate Fund - Class 2                        734
URES2      FTVIPT Franklin Real Estate Fund - Class 2                      1,823
WRES6      FTVIPT Franklin Real Estate Fund - Class 2                     81,464
URES4      FTVIPT Franklin Real Estate Fund - Class 2                        402
ERE        FTVIPT Franklin Real Estate Fund - Class 2                     40,703
SRES1      FTVIPT Franklin Real Estate Fund - Class 2                     76,017
WRES2      FTVIPT Franklin Real Estate Fund - Class 2                      4,069
--------------------------------------------------------------------------------
USMC1      FTVIPT Franklin Small Cap Fund - Class 2                       27,530
USMC2      FTVIPT Franklin Small Cap Fund - Class 2                      170,450
PSMC1      FTVIPT Franklin Small Cap Fund - Class 2                      256,754
USMC4      FTVIPT Franklin Small Cap Fund - Class 2                      204,065
WSMC5      FTVIPT Franklin Small Cap Fund - Class 2                       27,098
WSMC8      FTVIPT Franklin Small Cap Fund - Class 2                           --
WSMC2      FTVIPT Franklin Small Cap Fund - Class 2                        9,220
--------------------------------------------------------------------------------
UVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       1,999
UVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      10,596
PVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       6,308
UVAS4      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       5,088
WVAS5      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       5,043
WVAS8      FTVIPT Franklin Small Cap Value Securities Fund - Class 2          --
WVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2         336
--------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                 63,418
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                477,258
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                211,894
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2                528,069
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                 86,236
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                 62,464
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                 10,406
--------------------------------------------------------------------------------
UINT1      FTVIPT Templeton Foreign Securities Fund - Class 2             37,164
UINT2      FTVIPT Templeton Foreign Securities Fund - Class 2            148,809
UINT3      FTVIPT Templeton Foreign Securities Fund - Class 2             62,382
UINT4      FTVIPT Templeton Foreign Securities Fund - Class 2            170,415
WINT5      FTVIPT Templeton Foreign Securities Fund - Class 2             25,506
WINT8      FTVIPT Templeton Foreign Securities Fund - Class 2             29,309
--------------------------------------------------------------------------------
UGRS1      MFS(R) Investors Growth Stock Series - Service Class           30,427
UGRS2      MFS(R) Investors Growth Stock Series - Service Class          225,867
UGRS3      MFS(R) Investors Growth Stock Series - Service Class           63,067
UGRS4      MFS(R) Investors Growth Stock Series - Service Class          202,589
--------------------------------------------------------------------------------
UNDS1      MFS(R) New Discovery Series - Service Class                    10,175
UNDS2      MFS(R) New Discovery Series - Service Class                    34,946
PSND1      MFS(R) New Discovery Series - Service Class                    25,083
UNDS4      MFS(R) New Discovery Series - Service Class                    50,767
WSND5      MFS(R) New Discovery Series - Service Class                     1,429
WSND8      MFS(R) New Discovery Series - Service Class                        --
--------------------------------------------------------------------------------
UTRS1      MFS(R) Total Return Series - Service Class                     96,216
UTRS2      MFS(R) Total Return Series - Service Class                    465,526
PSTR1      MFS(R) Total Return Series - Service Class                    227,131
UTRS4      MFS(R) Total Return Series - Service Class                    520,255
WSTR5      MFS(R) Total Return Series - Service Class                        593
WSTR8      MFS(R) Total Return Series - Service Class                        301
--------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                   Shares
-------------------------------------------------------------------------------

USUT1      MFS(R) Utilities Series - Service Class                          27
USUT2      MFS(R) Utilities Series - Service Class                       1,653
PSUT1      MFS(R) Utilities Series - Service Class                       9,969
USUT4      MFS(R) Utilities Series - Service Class                         387
WSUT5      MFS(R) Utilities Series - Service Class                         395
WSUT8      MFS(R) Utilities Series - Service Class                          --
-------------------------------------------------------------------------------
UOCA1      Oppenheimer Capital Appreciation Fund/VA, Service Shares        261
UOCA2      Oppenheimer Capital Appreciation Fund/VA, Service Shares      4,171
UOCA3      Oppenheimer Capital Appreciation Fund/VA, Service Shares      1,145
UOCA4      Oppenheimer Capital Appreciation Fund/VA, Service Shares      4,801
WOCA5      Oppenheimer Capital Appreciation Fund/VA, Service Shares          2
WOCA8      Oppenheimer Capital Appreciation Fund/VA, Service Shares         --
-------------------------------------------------------------------------------
UOGS1      Oppenheimer Global Securities Fund/VA, Service Shares         1,082
UOGS2      Oppenheimer Global Securities Fund/VA, Service Shares         5,373
WOGS6      Oppenheimer Global Securities Fund/VA, Service Shares         8,327
UOGS4      Oppenheimer Global Securities Fund/VA, Service Shares         2,440
WOGS5      Oppenheimer Global Securities Fund/VA, Service Shares           531
WOGS8      Oppenheimer Global Securities Fund/VA, Service Shares           452
WOGS2      Oppenheimer Global Securities Fund/VA, Service Shares            --
-------------------------------------------------------------------------------
UOHI1      Oppenheimer High Income Fund/VA, Service Shares               2,355
UOHI2      Oppenheimer High Income Fund/VA, Service Shares              17,458
UOHI3      Oppenheimer High Income Fund/VA, Service Shares                 561
UOHI4      Oppenheimer High Income Fund/VA, Service Shares               9,706
-------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     2,831
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares    17,035
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     5,561
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     7,392
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares       370
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     1,283
-------------------------------------------------------------------------------
USTB1      Oppenheimer Strategic Bond Fund/VA, Service Shares            8,418
USTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares           35,677
WSTB6      Oppenheimer Strategic Bond Fund/VA, Service Shares           46,852
USTB4      Oppenheimer Strategic Bond Fund/VA, Service Shares           32,697
WSTB5      Oppenheimer Strategic Bond Fund/VA, Service Shares            2,223
WSTB8      Oppenheimer Strategic Bond Fund/VA, Service Shares               --
WSTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares               --
-------------------------------------------------------------------------------
UGIN1      Putnam VT Growth and Income Fund - Class IB Shares           16,138
UGIN2      Putnam VT Growth and Income Fund - Class IB Shares           84,555
PGIN1      Putnam VT Growth and Income Fund - Class IB Shares           64,793
UGIN4      Putnam VT Growth and Income Fund - Class IB Shares           79,313
EPG        Putnam VT Growth and Income Fund - Class IB Shares          283,845
WGIN8      Putnam VT Growth and Income Fund - Class IB Shares               --
-------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares         2,591
UIGR2      Putnam VT International Growth Fund - Class IB Shares        34,327
PIGR1      Putnam VT International Growth Fund - Class IB Shares       362,591
UIGR4      Putnam VT International Growth Fund - Class IB Shares        42,743
EPL        Putnam VT International Growth Fund - Class IB Shares       138,757
WIGR8      Putnam VT International Growth Fund - Class IB Shares           565
WIGR2      Putnam VT International Growth Fund - Class IB Shares        31,214
-------------------------------------------------------------------------------
UPRE1      Putnam VT Research Fund - Class IB Shares                        52
UPRE2      Putnam VT Research Fund - Class IB Shares                     5,480
UPRE3      Putnam VT Research Fund - Class IB Shares                        --
UPRE4      Putnam VT Research Fund - Class IB Shares                       635
-------------------------------------------------------------------------------
UVIS1      Putnam VT Vista Fund - Class IB Shares                        8,605
UVIS2      Putnam VT Vista Fund - Class IB Shares                      130,358
UVIS3      Putnam VT Vista Fund - Class IB Shares                       53,626
UVIS4      Putnam VT Vista Fund - Class IB Shares                      177,327
EPT        Putnam VT Vista Fund - Class IB Shares                       70,852
WVIS8      Putnam VT Vista Fund - Class IB Shares                           --
WVIS2      Putnam VT Vista Fund - Class IB Shares                       25,317
-------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A change may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Effective Dec. 1, 2002, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                          Percentage range
------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                         0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                       0.630% to 0.570%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund     1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                0.290% to 0.260%
------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.

                                                                Maximum       Maximum
                                                               adjustment   adjustment
                                                               (prior to      (after
Fund                                                         Dec. 1, 2002) Dec. 1, 2002)
--------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund       0.08%         0.12%
AXP(R) Variable Portfolio - Growth Fund                          0.12%         0.12%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                N/A          0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund        0.12%         0.12%
--------------------------------------------------------------------------------------------

From Jan. 1, 2002 to Nov. 30, 2002, management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                            Percentage range
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - New Dimensions Fund(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund       0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.080% to 0.065%
--------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

Subaccount Investment                                                                          Purchases
---------------------------------------------------------------------------------------------------------
UBND1      AXP(R) Variable Portfolio - Bond Fund                                              $   112,046
UBND2      AXP(R) Variable Portfolio - Bond Fund                                                  250,310
PBND1      AXP(R) Variable Portfolio - Bond Fund                                                  177,673
UBND4      AXP(R) Variable Portfolio - Bond Fund                                                  334,140
ESI        AXP(R) Variable Portfolio - Bond Fund                                                2,198,387
SBND1      AXP(R) Variable Portfolio - Bond Fund                                                3,211,897
---------------------------------------------------------------------------------------------------------
UCMG1      AXP(R) Variable Portfolio - Cash Management Fund                                       609,576
UCMG2      AXP(R) Variable Portfolio - Cash Management Fund                                     1,878,678
PCMG1      AXP(R) Variable Portfolio - Cash Management Fund                                     2,965,671
UCMG4      AXP(R) Variable Portfolio - Cash Management Fund                                     9,271,255
EMS        AXP(R) Variable Portfolio - Cash Management Fund                                    37,777,110
SCMG1      AXP(R) Variable Portfolio - Cash Management Fund                                    38,268,001
---------------------------------------------------------------------------------------------------------
UDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund                              27,565
UDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             152,890
PDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             279,597
UDEI4      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             250,384
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             210,881
SDEI1      AXP(R) Variable Portfolio - Diversified Equity Income Fund                             225,443
WDEI2      AXP(R) Variable Portfolio - Diversified Equity Income Fund                               3,985
---------------------------------------------------------------------------------------------------------
UFIF1      AXP(R) Variable Portfolio - Federal Income Fund                                        780,700
UFIF2      AXP(R) Variable Portfolio - Federal Income Fund                                      4,366,213
UFIF3      AXP(R) Variable Portfolio - Federal Income Fund                                      1,224,933
UFIF4      AXP(R) Variable Portfolio - Federal Income Fund                                      5,378,605
WFDI5      AXP(R) Variable Portfolio - Federal Income Fund                                        258,004
SFDI1      AXP(R) Variable Portfolio - Federal Income Fund                                        746,769
WFDI2      AXP(R) Variable Portfolio - Federal Income Fund                                        707,598
---------------------------------------------------------------------------------------------------------
UGRO1      AXP(R) Variable Portfolio - Growth Fund                                                    128
UGRO2      AXP(R) Variable Portfolio - Growth Fund                                                  7,248
UGRO3      AXP(R) Variable Portfolio - Growth Fund                                                    160
UGRO4      AXP(R) Variable Portfolio - Growth Fund                                                    100
EVG        AXP(R) Variable Portfolio - Growth Fund                                                 20,969
SGRO1      AXP(R) Variable Portfolio - Growth Fund                                                 12,468
---------------------------------------------------------------------------------------------------------
UNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      54,213
UNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     439,837
PNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                   1,410,712
UNDM4      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     330,441
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     670,991
SNDM1      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                   1,412,925
WNDM2      AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      14,727
---------------------------------------------------------------------------------------------------------
USVA1      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               19,627
USVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               66,727
WSVA6      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               32,632
USVA4      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               36,691
WSVA5      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               25,425
WSVA8      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                3,237
WSVA2      AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  172
---------------------------------------------------------------------------------------------------------
USPF1      AXP(R) Variable Portfolio - S&P 500 Index Fund                                         185,994
USPF2      AXP(R) Variable Portfolio - S&P 500 Index Fund                                       2,148,926
USPF3      AXP(R) Variable Portfolio - S&P 500 Index Fund                                       1,331,650
USPF4      AXP(R) Variable Portfolio - S&P 500 Index Fund                                       2,996,731
---------------------------------------------------------------------------------------------------------
UABA1      AIM V.I. Basic Value Fund, Series II Shares                                            108,899
UABA2      AIM V.I. Basic Value Fund, Series II Shares                                            552,103
UABA3      AIM V.I. Basic Value Fund, Series II Shares                                             70,450
UABA4      AIM V.I. Basic Value Fund, Series II Shares                                            404,961
WABA5      AIM V.I. Basic Value Fund, Series II Shares                                             11,328
WABA8      AIM V.I. Basic Value Fund, Series II Shares                                                134
---------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------
UAAD1      AIM V.I. Capital Development Fund, Series II Shares      $     23,468
UAAD2      AIM V.I. Capital Development Fund, Series II Shares               100
UAAD3      AIM V.I. Capital Development Fund, Series II Shares            21,661
UAAD4      AIM V.I. Capital Development Fund, Series II Shares            13,339
WAAD5      AIM V.I. Capital Development Fund, Series II Shares               174
WAAD8      AIM V.I. Capital Development Fund, Series II Shares               135
--------------------------------------------------------------------------------
UAVA1      AIM V.I. Premier Equity Fund, Series II Shares                  2,734
UAVA2      AIM V.I. Premier Equity Fund, Series II Shares                 24,349
UAVA3      AIM V.I. Premier Equity Fund, Series II Shares                    183
UAVA4      AIM V.I. Premier Equity Fund, Series II Shares                    528
WAVA5      AIM V.I. Premier Equity Fund, Series II Shares                     83
WAVA8      AIM V.I. Premier Equity Fund, Series II Shares                     21
--------------------------------------------------------------------------------
UGIP1      Alliance VP Growth and Income Portfolio (Class B)             889,435
UGIP2      Alliance VP Growth and Income Portfolio (Class B)           4,760,589
UGIP3      Alliance VP Growth and Income Portfolio (Class B)           2,086,789
UGIP4      Alliance VP Growth and Income Portfolio (Class B)           6,348,363
WGIP5      Alliance VP Growth and Income Portfolio (Class B)               2,256
WGIP8      Alliance VP Growth and Income Portfolio (Class B)               1,247
--------------------------------------------------------------------------------
UPRG1      Alliance VP Premier Growth Portfolio (Class B)                263,503
UPRG2      Alliance VP Premier Growth Portfolio (Class B)              1,028,330
UPRG3      Alliance VP Premier Growth Portfolio (Class B)                380,377
UPRG4      Alliance VP Premier Growth Portfolio (Class B)              1,521,752
EPP        Alliance VP Premier Growth Portfolio (Class B)                385,396
SPGR1      Alliance VP Premier Growth Portfolio (Class B)                646,298
--------------------------------------------------------------------------------
UTEC1      Alliance VP Technology Portfolio (Class B)                     21,537
UTEC2      Alliance VP Technology Portfolio (Class B)                    262,649
UTEC3      Alliance VP Technology Portfolio (Class B)                     69,608
UTEC4      Alliance VP Technology Portfolio (Class B)                    323,091
ETC        Alliance VP Technology Portfolio (Class B)                     49,329
STEC1      Alliance VP Technology Portfolio (Class B)                    618,708
--------------------------------------------------------------------------------
UAGR1      Alliance VP Total Return Portfolio (Class B)                   10,507
UAGR2      Alliance VP Total Return Portfolio (Class B)                   36,508
UAGR3      Alliance VP Total Return Portfolio (Class B)                    1,420
UAGR4      Alliance VP Total Return Portfolio (Class B)                   65,559
--------------------------------------------------------------------------------
UFCO1      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       193,319
UFCO2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       664,188
UFCO3      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       100,123
UFCO4      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2       353,625
WFCO5      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         8,251
WFCO8      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           175
--------------------------------------------------------------------------------
UFGR1      Fidelity(R) VIP Growth Portfolio Service Class 2               14,372
UFGR2      Fidelity(R) VIP Growth Portfolio Service Class 2               83,575
UFGR3      Fidelity(R) VIP Growth Portfolio Service Class 2               24,154
UFGR4      Fidelity(R) VIP Growth Portfolio Service Class 2               90,559
WFGR5      Fidelity(R) VIP Growth Portfolio Service Class 2               15,048
WFGR8      Fidelity(R) VIP Growth Portfolio Service Class 2                   22
--------------------------------------------------------------------------------
UFMC1      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              82,659
UFMC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             687,220
WMDC6      Fidelity(R) VIP Mid Cap Portfolio Service Class 2           1,121,808
UFMC4      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             442,751
WMDC5      Fidelity(R) VIP Mid Cap Portfolio Service Class 2             185,016
WMDC8      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              24,454
WMDC2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2              46,376
--------------------------------------------------------------------------------
UFOV1      Fidelity(R) VIP Overseas Portfolio Service Class 2             18,023
UFOV2      Fidelity(R) VIP Overseas Portfolio Service Class 2             15,339
UFOV3      Fidelity(R) VIP Overseas Portfolio Service Class 2             11,912
UFOV4      Fidelity(R) VIP Overseas Portfolio Service Class 2              3,047
--------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------

URES1      FTVIPT Franklin Real Estate Fund - Class 2                $    29,707
URES2      FTVIPT Franklin Real Estate Fund - Class 2                     32,279
WRES6      FTVIPT Franklin Real Estate Fund - Class 2                    871,837
URES4      FTVIPT Franklin Real Estate Fund - Class 2                      7,211
ERE        FTVIPT Franklin Real Estate Fund - Class 2                    465,422
SRES1      FTVIPT Franklin Real Estate Fund - Class 2                  1,966,237
WRES2      FTVIPT Franklin Real Estate Fund - Class 2                     59,013
--------------------------------------------------------------------------------
USMC1      FTVIPT Franklin Small Cap Fund - Class 2                      217,565
USMC2      FTVIPT Franklin Small Cap Fund - Class 2                    1,334,694
PSMC1      FTVIPT Franklin Small Cap Fund - Class 2                    1,779,550
USMC4      FTVIPT Franklin Small Cap Fund - Class 2                    1,796,659
WSMC5      FTVIPT Franklin Small Cap Fund - Class 2                      212,333
WSMC8      FTVIPT Franklin Small Cap Fund - Class 2                           22
WSMC2      FTVIPT Franklin Small Cap Fund - Class 2                       71,018
--------------------------------------------------------------------------------
UVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      19,635
UVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2     105,393
PVAS1      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      65,380
UVAS4      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      50,835
WVAS5      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      66,540
WVAS8      FTVIPT Franklin Small Cap Value Securities Fund - Class 2      44,687
WVAS2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2       3,347
--------------------------------------------------------------------------------
UMSS1      FTVIPT Mutual Shares Securities Fund - Class 2                917,965
UMSS2      FTVIPT Mutual Shares Securities Fund - Class 2              5,176,398
PMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              2,872,137
UMSS4      FTVIPT Mutual Shares Securities Fund - Class 2              5,984,044
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                933,998
SMSS1      FTVIPT Mutual Shares Securities Fund - Class 2              1,787,541
WMSS2      FTVIPT Mutual Shares Securities Fund - Class 2                 95,497
--------------------------------------------------------------------------------
UINT1      FTVIPT Templeton Foreign Securities Fund - Class 2            209,868
UINT2      FTVIPT Templeton Foreign Securities Fund - Class 2          1,229,606
UINT3      FTVIPT Templeton Foreign Securities Fund - Class 2            325,338
UINT4      FTVIPT Templeton Foreign Securities Fund - Class 2          1,478,680
WINT5      FTVIPT Templeton Foreign Securities Fund - Class 2            689,629
WINT8      FTVIPT Templeton Foreign Securities Fund - Class 2          1,317,086
--------------------------------------------------------------------------------
UGRS1      MFS(R) Investors Growth Stock Series - Service Class          108,755
UGRS2      MFS(R) Investors Growth Stock Series - Service Class          757,952
UGRS3      MFS(R) Investors Growth Stock Series - Service Class          176,916
UGRS4      MFS(R) Investors Growth Stock Series - Service Class          749,814
--------------------------------------------------------------------------------
UNDS1      MFS(R) New Discovery Series - Service Class                    44,186
UNDS2      MFS(R) New Discovery Series - Service Class                   270,583
PSND1      MFS(R) New Discovery Series - Service Class                   158,244
UNDS4      MFS(R) New Discovery Series - Service Class                   474,085
WSND5      MFS(R) New Discovery Series - Service Class                    17,154
WSND8      MFS(R) New Discovery Series - Service Class                        21
--------------------------------------------------------------------------------
UTRS1      MFS(R) Total Return Series - Service Class                  1,193,218
UTRS2      MFS(R) Total Return Series - Service Class                  5,406,823
PSTR1      MFS(R) Total Return Series - Service Class                  2,842,509
UTRS4      MFS(R) Total Return Series - Service Class                  6,379,890
WSTR5      MFS(R) Total Return Series - Service Class                     10,212
WSTR8      MFS(R) Total Return Series - Service Class                      5,075
--------------------------------------------------------------------------------
USUT1      MFS(R) Utilities Series - Service Class                           373
USUT2      MFS(R) Utilities Series - Service Class                        21,512
PSUT1      MFS(R) Utilities Series - Service Class                        60,615
USUT4      MFS(R) Utilities Series - Service Class                        12,757
WSUT5      MFS(R) Utilities Series - Service Class                         5,127
WSUT8      MFS(R) Utilities Series - Service Class                            22
--------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
-------------------------------------------------------------------------------

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------
UOCA1      Oppenheimer Capital Appreciation Fund/VA, Service Shares   $    7,167
UOCA2      Oppenheimer Capital Appreciation Fund/VA, Service Shares      110,084
UOCA3      Oppenheimer Capital Appreciation Fund/VA, Service Shares       33,317
UOCA4      Oppenheimer Capital Appreciation Fund/VA, Service Shares      172,447
WOCA5      Oppenheimer Capital Appreciation Fund/VA, Service Shares          215
WOCA8      Oppenheimer Capital Appreciation Fund/VA, Service Shares          134
--------------------------------------------------------------------------------
UOGS1      Oppenheimer Global Securities Fund/VA, Service Shares          19,658
UOGS2      Oppenheimer Global Securities Fund/VA, Service Shares         102,076
WOGS6      Oppenheimer Global Securities Fund/VA, Service Shares         162,626
UOGS4      Oppenheimer Global Securities Fund/VA, Service Shares          54,049
WOGS5      Oppenheimer Global Securities Fund/VA, Service Shares          21,096
WOGS8      Oppenheimer Global Securities Fund/VA, Service Shares           8,205
WOGS2      Oppenheimer Global Securities Fund/VA, Service Shares             172
--------------------------------------------------------------------------------
UOHI1      Oppenheimer High Income Fund/VA, Service Shares                20,244
UOHI2      Oppenheimer High Income Fund/VA, Service Shares               138,722
UOHI3      Oppenheimer High Income Fund/VA, Service Shares                 4,201
UOHI4      Oppenheimer High Income Fund/VA, Service Shares                80,300
--------------------------------------------------------------------------------
UOSM1      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      30,019
UOSM2      Oppenheimer Main Street Small Cap Fund/VA, Service Shares     161,744
UOSM3      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      53,836
UOSM4      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      71,961
WOSM5      Oppenheimer Main Street Small Cap Fund/VA, Service Shares       3,516
WOSM8      Oppenheimer Main Street Small Cap Fund/VA, Service Shares      12,110
--------------------------------------------------------------------------------
USTB1      Oppenheimer Strategic Bond Fund/VA, Service Shares             56,637
USTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares            163,797
WSTB6      Oppenheimer Strategic Bond Fund/VA, Service Shares            217,924
USTB4      Oppenheimer Strategic Bond Fund/VA, Service Shares            159,808
WSTB5      Oppenheimer Strategic Bond Fund/VA, Service Shares             10,170
WSTB8      Oppenheimer Strategic Bond Fund/VA, Service Shares                141
WSTB2      Oppenheimer Strategic Bond Fund/VA, Service Shares                171
--------------------------------------------------------------------------------
UGIN1      Putnam VT Growth and Income Fund - Class IB Shares            174,318
UGIN2      Putnam VT Growth and Income Fund - Class IB Shares            964,709
PGIN1      Putnam VT Growth and Income Fund - Class IB Shares            690,759
UGIN4      Putnam VT Growth and Income Fund - Class IB Shares          1,065,941
EPG        Putnam VT Growth and Income Fund - Class IB Shares            497,345
WGIN8      Putnam VT Growth and Income Fund - Class IB Shares                 22
--------------------------------------------------------------------------------
UIGR1      Putnam VT International Growth Fund - Class IB Shares          34,719
UIGR2      Putnam VT International Growth Fund - Class IB Shares         367,176
PIGR1      Putnam VT International Growth Fund - Class IB Shares         842,421
UIGR4      Putnam VT International Growth Fund - Class IB Shares         445,401
EPL        Putnam VT International Growth Fund - Class IB Shares         715,602
WIGR8      Putnam VT International Growth Fund - Class IB Shares           5,885
WIGR2      Putnam VT International Growth Fund - Class IB Shares          93,227
--------------------------------------------------------------------------------
UPRE1      Putnam VT Research Fund - Class IB Shares                         530
UPRE2      Putnam VT Research Fund - Class IB Shares                      48,675
UPRE3      Putnam VT Research Fund - Class IB Shares                         240
UPRE4      Putnam VT Research Fund - Class IB Shares                       5,322
--------------------------------------------------------------------------------
UVIS1      Putnam VT Vista Fund - Class IB Shares                         13,593
UVIS2      Putnam VT Vista Fund - Class IB Shares                        364,978
UVIS3      Putnam VT Vista Fund - Class IB Shares                        122,374
UVIS4      Putnam VT Vista Fund - Class IB Shares                        949,353
EPT        Putnam VT Vista Fund - Class IB Shares                        208,004
WVIS8      Putnam VT Vista Fund - Class IB Shares                             21
WVIS2      Putnam VT Vista Fund - Class IB Shares                         23,721
--------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    UBND1(4) UBND2(4) PBND1   UBND4(4)   ESI     SBND1   UCMG1     UCMG2   PCMG1    UCMG4
Accumulation unit value
At Dec. 31, 2000                       --       --    $1.05      --     $1.38    $1.03   $1.03     $1.00   $1.05    $1.03
At Dec. 31, 2001                       --       --    $1.11      --     $1.47    $1.09   $1.06     $1.01   $1.08    $1.05
At Dec. 31, 2002                    $1.04    $1.04    $1.16   $1.04     $1.53    $1.14   $1.06     $1.01   $1.08    $1.05
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       99      --     8,923    1,363     554     2,828   2,250    3,857
At Dec. 31, 2002                       63      215      179     309     7,272      894     697     2,933   2,516    3,130
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --     $111      --   $13,122   $1,491    $586    $2,857  $2,423   $4,054
At Dec. 31, 2002                      $66     $224     $208    $321   $11,131   $1,016    $738    $2,965  $2,707   $3,284
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --    6.43%      --     6.45%    6.53%   2.91%     2.80%   2.64%    2.99%
For the year ended Dec. 31, 2002    5.29%    5.31%    5.09%   5.31%     5.06%    5.08%   1.16%     1.16%   1.17%    1.15%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --    1.25%      --     1.40%    1.60%   1.00%     1.10%   1.25%    1.35%
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%   1.35%     1.40%    1.60%   1.00%     1.10%   1.25%    1.35%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --    5.71%      --     6.52%    5.83%   2.91%     1.00%   2.86%    1.94%
For the year ended Dec. 31, 2002    4.00%    4.00%    4.50%   4.00%     4.08%    4.59%   0.00%     0.00%   0.00%    0.00%
-------------------------------------------------------------------------------------------------------------------------

                                      EMS    SCMG1   UDEI1(4)  UDEI2(4)  PDEI1    UDEI4(4)  WDEI5    SDEI1   WDEI2    UFIF1
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.24    $1.03       --       --     $1.00        --    $1.08    $1.07   $1.08    $1.06
At Dec. 31, 2001                    $1.26    $1.05       --       --     $1.01        --    $1.09    $1.08   $1.08    $1.11
At Dec. 31, 2002                    $1.26    $1.04    $0.78    $0.78     $0.81     $0.78    $0.87    $0.86   $0.86    $1.17
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    8,409   11,399       --       --       342        --      115      367      34       30
At Dec. 31, 2002                    8,572   12,876       26      187       536       309      238      179      36      645
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                  $10,625  $11,962       --       --      $344        --     $125     $396     $37      $33
At Dec. 31, 2002                  $10,806  $13,452      $20     $146      $432      $242     $207     $154     $31     $751
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    3.38%    3.58%       --       --     1.07%        --    1.32%    1.40%   1.24%    4.25%
For the year ended Dec. 31, 2002    1.17%    1.15%    1.77%    2.06%     1.56%     2.49%    1.62%    1.45%   1.55%    2.94%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.40%    1.60%       --       --     1.25%        --    1.40%    1.60%   1.65%    1.00%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%     1.35%    1.40%    1.60%   1.65%    1.00%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    1.61%    1.94%       --       --     1.00%        --    0.93%    0.93%   0.00%    4.72%
For the year ended Dec. 31, 2002    0.00%   (0.95%) (22.00%) (22.00%)  (19.80%)  (22.00%) (20.18%) (20.37%)(20.37%)   5.41%
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UFIF2    UFIF3    UFIF4   WFDI5     SFDI1    WFDI2  UGRO1(4) UGRO2(4) UGRO3(4) UGRO4(4)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.05    $1.06    $1.06   $1.06     $1.06    $1.05      --        --      --       --
At Dec. 31, 2001                    $1.10    $1.11    $1.11   $1.11     $1.11    $1.10      --        --      --       --
At Dec. 31, 2002                    $1.16    $1.16    $1.16   $1.16     $1.16    $1.15   $0.81     $0.81   $0.81    $0.81
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    2,495      799    1,321     117       424      592      --        --      --       --
At Dec. 31, 2002                    5,336    1,729    5,451     248       397    1,155      --         9      --       --
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $2,754     $891   $1,469    $130      $470     $651      --        --      --       --
At Dec. 31, 2002                   $6,163   $2,015   $6,333    $287      $459   $1,323      --        $7      --       --
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    4.39%    4.39%    4.41%   4.54%     4.48%    4.58%      --        --      --       --
For the year ended Dec. 31, 2002    2.88%    2.89%    2.91%   2.84%     2.81%    2.82%   0.14%     0.02%   0.13%    0.13%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.10%    1.25%    1.35%   1.40%     1.60%    1.65%      --        --      --       --
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%   1.40%     1.60%    1.65%   1.00%     1.10%   1.25%    1.35%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    4.76%    4.72%    4.72%   4.72%     4.72%    4.76%      --        --      --       --
For the year ended Dec. 31, 2002    5.45%    4.50%    4.50%   4.50%     4.50%    4.55% (19.00%)  (19.00%)(19.00%) (19.00%)
-------------------------------------------------------------------------------------------------------------------------

                                      EVG    SGRO1    UNDM1   UNDM2     PNDM1    UNDM4    EGD      SNDM1   WNDM2 USVA1(4)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $0.74    $0.77    $0.92   $0.92     $1.03    $0.92   $1.54     $0.90   $0.86       --
At Dec. 31, 2001                    $0.50    $0.52    $0.76   $0.76     $0.85    $0.75   $1.27     $0.74   $0.70       --
At Dec. 31, 2002                    $0.37    $0.38    $0.59   $0.59     $0.66    $0.58   $0.98     $0.57   $0.54    $0.79
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                      228      546       20      81     3,478      193   4,237     2,896     701       --
At Dec. 31, 2002                      270      476       95     704     4,063      683   3,938     2,097     363       21
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                     $115     $286      $15     $61    $3,005     $145  $5,370    $2,139    $494       --
At Dec. 31, 2002                      $99     $181      $56    $412    $2,696     $396  $3,845    $1,190    $197      $16
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --    0.34%   0.43%     0.24%    0.28%   0.23%     0.24%   0.23%       --
For the year ended Dec. 31, 2002    0.08%    0.06%    0.55%   0.57%     0.51%    0.56%   0.50%     0.50%   0.47%    0.30%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.40%    1.60%    1.00%   1.10%     1.25%    1.35%   1.40%     1.60%   1.65%       --
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%   1.10%     1.25%    1.35%   1.40%     1.60%   1.65%    1.00%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001  (32.43%) (32.47%) (17.39%)(17.39%)  (17.48%) (18.48%)(17.53%)  (17.78%)(18.60%)      --
For the year ended Dec. 31, 2002  (26.00%) (26.92%) (22.37%)(22.37%)  (22.35%) (22.67%)(22.83%)  (22.97%)(22.86%) (21.00%)
-------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   USVA2(4) WSVA6(5) USVA4(4)  WSVA5(5) WSVA8(6) WSVA2(5)  USPF1    USPF2    USPF3    USPF4
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --        --       --    $0.92    $0.92    $0.92    $0.92
At Dec. 31, 2001                       --       --       --       --        --       --    $0.80    $0.80    $0.80    $0.80
At Dec. 31, 2002                    $0.79    $0.79    $0.79    $0.79     $0.96    $0.79    $0.61    $0.61    $0.61    $0.61
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --        --       --      112    1,567      817    1,756
At Dec. 31, 2002                       67       28       45       35         3       --      360    3,995    2,290    4,960
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --        --       --      $90   $1,251     $657   $1,398
At Dec. 31, 2002                      $52      $22      $35      $27        $3       --     $221   $2,446   $1,402   $3,022
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --        --       --    1.15%    1.20%    1.03%    1.08%
For the year ended Dec. 31, 2002    0.46%    0.23%    0.55%    0.35%     0.99%       --    1.11%    1.04%    1.07%    1.04%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --        --       --    1.00%    1.10%    1.25%    1.35%
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%    1.40%     1.60%    1.65%    1.00%    1.10%    1.25%    1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --        --       --  (13.04%) (13.04%) (13.04%) (13.04%)
For the year ended Dec. 31, 2002  (21.00%) (21.00%) (21.00%) (21.00%)   (4.00%) (21.00%) (23.75%) (23.75%) (23.75%) (23.75%)
---------------------------------------------------------------------------------------------------------------------------

                                   UABA1(4) UABA2(4) UABA3(4) UABA4(4) WABA5(6) WABA8(6) UAAD1(4)  UAAD2(4) UAAD3(4) UAAD4(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2001                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2002                    $0.76    $0.76    $0.76    $0.76    $0.95    $0.95     $0.75     $0.75    $0.75    $0.75
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2002                      113      711       90      517       11       --        30        --       28       18
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       --       --        --        --       --       --
At Dec. 31, 2002                      $86     $539      $68     $391      $10       --       $23        --      $21      $13
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002    0.01%       --       --    0.01%    0.01%       --        --        --       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%     1.00%     1.10%    1.25%    1.35%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002  (24.00%) (24.00%) (24.00%) (24.00%)  (5.00%)  (5.00%)  (25.00%)  (25.00%) (25.00%) (25.00%)
----------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                 WAAD5(7) WAAD8(7) UAVA1(4)  UAVA2(4)  UAVA3(4) UAVA4(4)  WAVA5(8)  WAVA8(8)  UGIP1    UGIP2
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --        --       --       --        --    $0.97    $0.97
At Dec. 31, 2001                       --       --       --       --        --       --       --        --    $0.97    $0.96
At Dec. 31, 2002                    $0.94    $0.94    $0.78    $0.78     $0.78    $0.78    $0.74     $0.74    $0.74    $0.74
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --        --       --       --        --      640    3,601
At Dec. 31, 2002                       --       --        3       30        --        1       --        --    1,341    8,241
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --        --       --       --        --     $618   $3,469
At Dec. 31, 2002                       --       --       $3      $23        --       --       --        --     $996   $6,105
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --        --       --       --        --    0.53%    0.35%
For the year ended Dec. 31, 2002       --       --    3.08%    1.26%     0.63%    1.63%    0.41%     0.43%    0.49%    0.55%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --        --       --       --        --    1.00%    1.10%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%    1.35%    1.40%     1.60%    1.00%    1.10%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --        --       --       --        --    0.00%   (1.03%)
For the year ended Dec. 31, 2002   (6.00%)  (6.00%) (22.00%) (22.00%)  (22.00%) (22.00%) (26.00%)  (26.00%) (23.71%) (22.92%)
----------------------------------------------------------------------------------------------------------------------------

                                     UGIP3    UGIP4   WGIP5(7) WGIP8(7)  UPRG1    UPRG2    UPRG3     UPRG4     EPP    SPGR1
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.97    $0.97       --       --    $0.80    $0.80    $0.80     $0.80    $0.96    $0.86
At Dec. 31, 2001                     $0.96    $0.96       --       --    $0.65    $0.65    $0.65     $0.65    $0.79    $0.70
At Dec. 31, 2002                     $0.74    $0.74    $0.95    $0.95    $0.45    $0.45    $0.45     $0.44    $0.54    $0.48
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                     2,152    4,722       --       --      741    3,531    1,944     5,808    2,574    7,466
At Dec. 31, 2002                     3,898   10,906        2        1    1,003    4,459    2,042     7,706    2,312    4,631
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                    $2,075   $4,531       --       --     $485   $2,308   $1,268    $3,782   $2,021   $5,227
At Dec. 31, 2002                    $2,881   $8,027       $2       $1     $450   $1,994     $909    $3,423   $1,238   $2,207
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001     0.46%    0.45%       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002     0.56%    0.57%       --       --       --       --       --        --       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.25%    1.35%       --       --    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%
For the year ended Dec. 31, 2002     1.25%    1.35%    1.40%    1.60%    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    (1.03%)  (1.03%)      --       --  (18.75%) (18.75%) (18.75%)  (18.75%) (17.71%) (18.60%)
For the year ended Dec. 31, 2002   (22.92%) (22.92%)  (5.00%)  (5.00%) (30.77%) (30.77%) (30.77%)  (32.31%) (31.65%) (31.43%)
----------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                     UTEC1    UTEC2    UTEC3   UTEC4      ETC     STEC1  UAGR1(4)  UAGR2(4) UAGR3(4) UAGR4(4)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                     $0.69    $0.69    $0.69    $0.69     $1.08    $0.70      --       --      --       --
At Dec. 31, 2001                     $0.51    $0.51    $0.51    $0.51     $0.79    $0.51      --       --      --       --
At Dec. 31, 2002                     $0.30    $0.29    $0.29    $0.29     $0.46    $0.29   $0.91    $0.91   $0.91    $0.91
--------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       364    1,387      793    2,237     1,958   $6,380      --       --      --       --
At Dec. 31, 2002                       372    1,530      684    2,423     1,387    3,655       9       41       1       71
--------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $186     $709     $404   $1,140    $1,555   $3,256      --       --      --       --
At Dec. 31, 2002                      $110     $450     $201     $709      $632   $1,069      $8      $37      $1      $64
--------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001        --       --       --       --        --       --      --       --      --       --
For the year ended Dec. 31, 2002        --       --       --       --        --       --   0.05%    0.03%   0.84%    0.01%
--------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001     1.00%    1.10%    1.25%    1.35%     1.40%    1.60%      --       --      --       --
For the year ended Dec. 31, 2002     1.00%    1.10%    1.25%    1.35%     1.40%    1.60%   1.00%    1.10%   1.25%    1.35%
--------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (26.09%) (26.09%) (26.09%) (26.09%)  (26.85%) (27.14%)     --       --      --       --
For the year ended Dec. 31, 2002   (41.18%) (43.14%) (43.14%) (43.14%)  (41.77%) (43.14%) (9.00%)  (9.00%) (9.00%)  (9.00%)
--------------------------------------------------------------------------------------------------------------------------

                                   UFCO1(4) UFCO2(4) UFCO3(4) UFCO4(4) WFCO5(7) WFCO8(7) UFGR1(4) UFGR2(4) UFGR3(4) UFGR4(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2001                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2002                    $0.86    $0.86    $0.86    $0.86    $0.97    $0.97    $0.75     $0.75    $0.75    $0.75
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2002                      209      740      115      395        8       --       18       108       31      108
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       --       --       --        --       --       --
At Dec. 31, 2002                     $181     $639      $99     $341       $8       --      $13       $80      $23      $80
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002       --       --       --       --       --       --       --        --       --       --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%    1.00%     1.10%    1.25%    1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --       --       --       --        --       --       --
For the year ended Dec. 31, 2002  (14.00%) (14.00%) (14.00%) (14.00%)  (3.00%)  (3.00%) (25.00%)  (25.00%) (25.00%) (25.00%)
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   WFGR5(8) WFGR8(8) UFMC1(4) UFMC2(4)  WMDC6(9) UFMC4(4) WMDC5(9)  WMDC8(8) WMDC2(9) UFOV1(4)
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --        --       --        --        --       --        `
At Dec. 31, 2001                       --       --       --       --     $1.06       --     $1.06        --    $1.06       --
At Dec. 31, 2002                    $0.73    $0.73    $0.85    $0.85     $0.95    $0.85     $0.94     $0.89    $0.94    $0.75
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       522       --        94        --        8       --
At Dec. 31, 2002                       14       --       94      773     1,445      503       250        27       42       23
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --      $556       --      $100        --       $8       --
At Dec. 31, 2002                      $10       --      $80     $655    $1,366     $426      $236       $24      $40      $17
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --        --       --        --        --       --       --
For the year ended Dec. 31, 2002       --       --       --       --     0.52%       --     0.52%        --    0.35%       --
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --     1.25%       --     1.40%        --    1.65%       --
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%    1.10%     1.25%    1.35%     1.40%     1.60%    1.65%    1.00%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --     6.00%       --     6.00%        --    6.00%       --
For the year ended Dec. 31, 2002  (27.00%) (27.00%) (15.00%) (15.00%)  (10.38%) (15.00%)  (11.32%)  (11.00%) (11.32%) (25.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                  UFOV2(4) UFOV3(4) UFOV4(4) URES1(4)  URES2(4)  WRES6  URES4(4)    ERE    SRES1    WRES2
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --      --        --    $1.34      --     $1.25   $1.32    $1.18
At Dec. 31, 2001                       --       --       --      --        --    $1.42      --     $1.33   $1.40    $1.25
At Dec. 31, 2002                    $0.75    $0.75    $0.75   $0.93     $0.93    $1.43   $0.93     $1.34   $1.41    $1.26
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --      --        --      488      --       325     685       11
At Dec. 31, 2002                       20       15        4      14        35    1,015       8       542     967       58
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --      --        --     $695      --      $434    $959      $14
At Dec. 31, 2002                      $15      $11       $3     $13       $33   $1,457      $7      $728  $1,359      $73
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --      --        --    3.86%      --     4.93%   4.95%    3.29%
For the year ended Dec. 31, 2002       --       --       --   0.09%     0.05%    2.60%   0.23%     2.68%   3.15%    1.37%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --      --        --    1.25%      --     1.40%   1.60%    1.65%
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%   1.00%     1.10%    1.25%   1.35%     1.40%   1.60%    1.65%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --      --        --    5.97%      --     6.40%   6.06%    5.93%
For the year ended Dec. 31, 2002  (25.00%) (25.00%) (25.00%) (7.00%)   (7.00%)   0.70%  (7.00%)    0.75%   0.71%    0.80%
-------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    USMC1    USMC2    PSMC1    USMC4    WSMC5   WSMC8(8)   WSMC2   UVAS1(4) UVAS2(4)  PVAS1
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $0.90    $0.90    $1.21    $0.90    $0.61       --     $0.60        --       --    $1.29
At Dec. 31, 2001                    $0.75    $0.75    $1.01    $0.75    $0.51       --     $0.50        --       --    $1.45
At Dec. 31, 2002                    $0.53    $0.53    $0.71    $0.53    $0.36    $0.75     $0.35     $0.80    $0.80    $1.30
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                      312    2,165    2,844    4,683      723       --       348        --       --        2
At Dec. 31, 2002                      656    4,074    4,574    4,909      967       --       331        24      127       47
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                     $235   $1,630   $2,884   $3,514     $366       --      $175        --       --       $3
At Dec. 31, 2002                     $350   $2,165   $3,261   $2,592     $344       --      $117       $19     $102      $61
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.28%    0.33%    0.33%    0.33%    0.33%       --     0.37%        --       --    0.58%
For the year ended Dec. 31, 2002    0.22%    0.24%    0.26%    0.29%    0.27%    0.31%     0.23%     0.01%       --    0.27%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.00%    1.10%    1.25%    1.35%    1.40%       --     1.65%        --       --    1.25%
For the year ended Dec. 31, 2002    1.00%    1.10%    1.25%    1.35%    1.40%    1.60%     1.65%     1.00%    1.10%    1.25%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001  (16.67%) (16.67%) (16.53%) (16.67%) (16.39%)      --   (16.67%)       --       --   12.40%
For the year ended Dec. 31, 2002  (29.33%) (29.33%) (29.70%) (29.33%) (29.41%) (25.00%)  (30.00%)  (20.00%) (20.00%) (10.34%)
----------------------------------------------------------------------------------------------------------------------------

                                   UVAS4(4) WVAS5(8) WVAS8(8)  WVAS2(5)  UMSS1    UMSS2    PMSS1    UMSS4    EMU     SMSS1
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --     $1.09    $1.09    $1.16    $1.09   $1.17    $1.19
At Dec. 31, 2001                       --       --       --       --     $1.16    $1.16    $1.22    $1.15   $1.23    $1.25
At Dec. 31, 2002                    $0.80    $0.88    $0.88    $0.79     $1.01    $1.01    $1.06    $1.00   $1.07    $1.09
--------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --        61    1,321      252    1,374     546      473
At Dec. 31, 2002                       61       55       --        4       753    5,681    2,393    6,327     966      690
--------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       $71   $1,530     $307   $1,585    $674     $593
At Dec. 31, 2002                      $49      $48       --       $3      $762   $5,737   $2,547   $6,347  $1,037     $751
--------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --     1.62%    0.63%    1.02%    1.21%   2.10%    3.19%
For the year ended Dec. 31, 2002       --    0.44%    1.04%    0.08%     0.75%    0.89%    0.87%    0.91%   0.96%    1.38%
--------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --     1.00%    1.10%    1.25%    1.35%   1.40%    1.60%
For the year ended Dec. 31, 2002    1.35%    1.40%    1.60%    1.65%     1.00%    1.10%    1.25%    1.35%   1.40%    1.60%
--------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --     6.42%    6.42%    5.17%    5.50%   5.13%    5.04%
For the year ended Dec. 31, 2002  (20.00%) (12.00%) (12.00%) (21.00%)  (12.93%) (12.93%) (13.11%) (13.04%)(13.01%) (12.80%)
--------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    WMSS2    UINT1    UINT2    UINT3     UINT4   WINT5(8) WINT8(8)   UGRS1    UGRS2    UGRS3
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.11    $1.02    $1.02    $1.02     $1.02       --       --     $0.95    $0.95    $0.95
At Dec. 31, 2001                    $1.17    $0.85    $0.85    $0.84     $0.84       --       --     $0.71    $0.70    $0.70
At Dec. 31, 2002                    $1.02    $0.68    $0.68    $0.68     $0.68    $0.84    $0.84     $0.50    $0.50    $0.50
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       41      324      887      514     1,576       --       --       326    2,288      662
At Dec. 31, 2002                      123      513    2,059      866     2,373      286      330       421    3,137      875
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $48     $275     $750     $433    $1,327       --       --      $230   $1,610     $469
At Dec. 31, 2002                     $125     $350   $1,402     $588    $1,605     $240     $276      $213   $1,579     $441
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.04%    2.18%    1.23%    1.23%     2.64%       --       --     0.02%    0.02%    0.03%
For the year ended Dec. 31, 2002    0.71%    1.41%    1.64%    1.65%     1.92%    3.03%    4.10%        --       --       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.65%    1.00%    1.10%    1.25%     1.35%       --       --     1.00%    1.10%    1.25%
For the year ended Dec. 31, 2002    1.65%    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%     1.00%    1.10%    1.25%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001    5.41%  (16.67%) (16.67%) (17.65%)  (17.65%)      --       --   (25.26%) (26.32%) (26.32%)
For the year ended Dec. 31, 2002  (12.82%) (20.00%) (20.00%) (19.05%)  (19.05%) (16.00%) (16.00%)  (29.58%) (28.57%) (28.57%)
----------------------------------------------------------------------------------------------------------------------------

                                    UGRS4    UNDS1    UNDS2   PSND1     UNDS4    WSND5(8) WSND8(8)   UTRS1   UTRS2    PSTR1
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $0.95    $1.01    $1.01    $0.93     $1.01       --       --     $1.12   $1.12    $1.06
At Dec. 31, 2001                    $0.70    $0.95    $0.95    $0.87     $0.94       --       --     $1.10   $1.10    $1.05
At Dec. 31, 2002                    $0.50    $0.64    $0.64    $0.58     $0.63    $0.73    $0.73     $1.04   $1.03    $0.98
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    1,928      115      317      293       454       --       --       792   3,440    1,861
At Dec. 31, 2002                    2,832      165      569      441       832       20       --     1,585   7,687    3,949
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $1,352     $109     $300     $258      $428       --       --      $875  $3,794   $1,953
At Dec. 31, 2002                   $1,416     $106     $363     $260      $527      $15       --    $1,640  $7,937   $3,873
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.04%       --       --       --        --       --       --     0.90%   0.88%    0.89%
For the year ended Dec. 31, 2002       --       --       --       --        --       --       --     1.39%   1.43%    1.41%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.35%    1.00%    1.10%    1.25%     1.35%       --       --     1.00%   1.10%    1.25%
For the year ended Dec. 31, 2002    1.35%    1.00%    1.10%    1.25%     1.35%    1.40%    1.60%     1.00%   1.10%    1.25%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001  (26.32%)  (5.94%)  (5.94%)  (6.45%)   (6.93%)      --       --    (1.79%) (1.79%)  (0.94%)
For the year ended Dec. 31, 2002  (28.57%) (32.63%) (32.63%) (33.33%)  (32.98%) (27.00%) (27.00%)   (5.45%) (6.36%)  (6.67%)
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UTRS4  WSTR5(8) WSTR8(8) USUT1(4)  USUT2(4)  PSUT1  USUT4(4)  WSUT5(8) WSUT8(8) UOCA1(4)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.11       --       --       --        --    $1.01       --        --       --       --
At Dec. 31, 2001                    $1.10       --       --       --        --    $0.75       --        --       --       --
At Dec. 31, 2002                    $1.03    $0.93    $0.93    $0.87     $0.87    $0.57    $0.87     $0.85    $0.85    $0.78
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    3,493       --       --       --        --      126       --        --       --       --
At Dec. 31, 2002                    8,646       11        6       --        23      209        5         6       --        9
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $3,839       --       --       --        --      $95       --        --       --       --
At Dec. 31, 2002                   $8,870      $10       $5       --       $20     $119       $5        $5       --       $7
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.87%       --       --       --        --    2.76%       --        --       --       --
For the year ended Dec. 31, 2002    1.46%    0.06%    0.03%       --        --    2.30%       --     0.02%    3.10%       --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.35%       --       --       --        --    1.25%       --        --       --       --
For the year ended Dec. 31, 2002    1.35%    1.40%    1.60%    1.00%     1.10%    1.25%    1.35%     1.40%    1.60%    1.00%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (0.90%)      --       --       --        --  (25.74%)      --        --       --       --
For the year ended Dec. 31, 2002   (6.36%)  (7.00%)  (7.00%) (13.00%)  (13.00%) (24.00%) (13.00%)  (15.00%) (15.00%) (22.00%)
----------------------------------------------------------------------------------------------------------------------------

                                   UOCA2(4)  UOCA3(4) UOCA4(4)  WOCA5(7)  WOCA8(7) UOGS1(4) UOGS2(4) WOGS6(5) UOGS4(4) WOGS5(5)
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2001                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2002                    $0.78     $0.78     $0.78    $0.97    $0.97    $0.77     $0.77     $0.77    $0.77    $0.77
------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2002                      141        39       163       --       --       25       123       190       56       12
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --        --        --       --       --       --        --        --       --       --
At Dec. 31, 2002                     $111       $30      $127       --       --      $19       $95      $147      $43       $9
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --        --        --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002       --        --        --       --       --       --        --        --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --        --        --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002    1.10%     1.25%     1.35%    1.40%    1.60%    1.00%     1.10%     1.25%    1.35%    1.40%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --        --        --       --       --       --        --        --       --       --
For the year ended Dec. 31, 2002  (22.00%)  (22.00%)  (22.00%)  (3.00%)  (3.00%) (23.00%)  (23.00%)  (23.00%) (23.00%) (23.00%)
------------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   WOGS8(7) WOGS2(5) UOHI1(4) UOHI2(4)  UOHI3(4) UOHI4(4) UOSM1(4)  UOSM2(4) UOSM3(4) UOSM4(4)
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2001                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2002                    $0.93    $0.77    $0.96    $0.96    $0.96     $0.96    $0.79     $0.79     $0.79    $0.79
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2002                        9       --       18      136        4        76       33       199        65       87
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --       --       --        --       --        --        --       --
At Dec. 31, 2002                       $8       --      $18     $131       $4       $73      $26      $158       $52      $69
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --       --       --        --       --        --        --       --
For the year ended Dec. 31, 2002       --       --       --       --       --        --       --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --       --       --        --       --        --        --       --
For the year ended Dec. 31, 2002    1.60%    1.65%    1.00%    1.10%    1.25%     1.35%    1.00%     1.10%     1.25%    1.35%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --       --       --        --       --        --        --       --
For the year ended Dec. 31, 2002   (7.00%) (23.00%)  (4.00%)  (4.00%)  (4.00%)   (4.00%) (21.00%)  (21.00%)  (21.00%) (21.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                   WOSM5(6) WOSM8(6) USTB1(4) USTB2(4) WSTB6(5) USTB4(4) WSTB5(5) WSTB8(7) WSTB2(5) UGIN1
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --       --       --      --        --       --      --        --      --    $1.07
At Dec. 31, 2001                       --       --       --      --        --       --      --        --      --    $0.99
At Dec. 31, 2002                    $0.95    $0.95    $1.04   $1.04     $1.03    $1.03   $1.03     $1.04   $1.03    $0.79
-------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --       --       --      --        --       --      --        --      --      287
At Dec. 31, 2002                        4       13       38     161       212      148      10        --      --      379
-------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --       --       --      --        --       --      --        --      --     $285
At Dec. 31, 2002                       $3      $12      $39    $167      $219     $153     $10        --      --     $301
-------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --       --       --      --        --       --      --        --      --    0.19%
For the year ended Dec. 31, 2002       --       --       --      --        --       --      --        --      --    1.73%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --       --       --      --        --       --      --        --      --    1.00%
For the year ended Dec. 31, 2002    1.40%    1.60%    1.00%   1.10%     1.25%    1.35%   1.40%     1.60%   1.65%    1.00%
-------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --       --       --      --        --       --      --        --      --   (7.48%)
For the year ended Dec. 31, 2002   (5.00%)  (5.00%)   4.00%   4.00%     3.00%    3.00%   3.00%     4.00%   3.00%  (20.20%)
-------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    UGIN2    PGIN1    UGIN4      EPG    WGIN8(8) UIGR1(4) UIGR2(4)  PIGR1  UIGR4(4)    EPL
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                    $1.07    $1.03    $1.07    $1.26        --       --       --     $1.15      --     $1.19
At Dec. 31, 2001                    $0.99    $0.95    $0.98    $1.16        --       --       --     $0.90      --     $0.93
At Dec. 31, 2002                    $0.79    $0.76    $0.79    $0.93     $0.81    $0.80    $0.80     $0.73   $0.79     $0.76
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                    1,166      963    1,109    6,280        --       --       --     4,731      --     1,775
At Dec. 31, 2002                    1,991    1,583    1,879    5,706        --       33      436     4,994     544     1,856
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                   $1,153     $918   $1,091   $7,290        --       --       --    $4,269      --    $1,651
At Dec. 31, 2002                   $1,576   $1,208   $1,478   $5,291        --      $26     $347    $3,662    $432    $1,401
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001    0.44%    0.70%    0.72%    1.62%        --       --       --     0.25%      --     0.31%
For the year ended Dec. 31, 2002    1.39%    1.37%    1.33%    1.59%     1.89%       --       --     0.83%      --     0.87%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001    1.10%    1.25%    1.35%    1.40%        --       --       --     1.25%      --     1.40%
For the year ended Dec. 31, 2002    1.10%    1.25%    1.35%    1.40%     1.60%    1.00%    1.10%     1.25%   1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001   (7.48%)  (7.77%)  (8.41%)  (7.94%)       --       --       --   (21.74%)      --  (21.85%)
For the year ended Dec. 31, 2002  (20.20%) (20.00%) (19.39%) (19.83%)  (19.00%) (20.00%) (20.00%)  (18.89%) (21.00%) (18.28%)
----------------------------------------------------------------------------------------------------------------------------

                                   WIGR8(8)  WIGR2   UPRE1(4) UPRE2(4) UPRE3(4) UPRE4(4)   UVIS1    UVIS2    UVIS3    UVIS4
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                       --    $0.75       --       --        --       --    $0.92    $0.92    $0.92    $0.92
At Dec. 31, 2001                       --    $0.59       --       --        --       --    $0.60    $0.60    $0.60    $0.60
At Dec. 31, 2002                    $0.85    $0.47    $0.81    $0.81     $0.81    $0.81    $0.42    $0.41    $0.41    $0.41
---------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                       --      730       --       --        --       --      265    2,325    1,024    7,086
At Dec. 31, 2002                        7      666        1       57        --        7      163    2,476    1,020    3,391
---------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                       --     $427       --       --        --       --     $160   $1,403     $618   $4,260
At Dec. 31, 2002                       $6     $315       --      $46        --       $5      $68   $1,026     $422   $1,396
---------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       --    0.27%       --       --        --       --       --       --       --       --
For the year ended Dec. 31, 2002    0.03%    0.85%       --       --        --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       --    1.65%       --       --        --       --    1.00%    1.10%    1.25%    1.35%
For the year ended Dec. 31, 2002    1.60%    1.65%    1.00%    1.10%     1.25%    1.35%    1.00%    1.10%    1.25%    1.35%
---------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       --  (21.33%)      --       --        --       --  (34.78%) (34.78%) (34.78%) (34.78%)
For the year ended Dec. 31, 2002  (15.00%) (20.34%) (19.00%) (19.00%)  (19.00%) (19.00%) (30.00%) (31.67%) (31.67%) (31.67%)
---------------------------------------------------------------------------------------------------------------------------

American Express Innovations(SM) Classic Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                           EPT    WVIS8(8)   WVIS2
-------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                         $1.40       --      $0.73
At Dec. 31, 2001                         $0.92       --      $0.48
At Dec. 31, 2002                         $0.63    $0.74      $0.33
-------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                           782       --        668
At Dec. 31, 2002                           888       --        608
-------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                          $717       --       $321
At Dec. 31, 2002                          $558       --       $199
-------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001            --       --         --
For the year ended Dec. 31, 2002            --       --         --
-------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001         1.40%       --      1.65%
For the year ended Dec. 31, 2002         1.40%    1.60%      1.65%
-------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       (34.29%)      --    (34.25%)
For the year ended Dec. 31, 2002       (31.52%) (26.00%)   (31.25%)
-------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 21, 2002.

(5)  Operations commenced on May 1, 2002.

(6)  Operations commenced on July 31, 2002.

(7)  Operations commenced on Aug. 30, 2002.

(8)  Operations commenced on March 1, 2002.

(9)  Operations commenced on May 1, 2001.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT - American Express Innovations Classic Variable Annuity (comprised of subaccounts PBND1, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, PDEI1, WDEI5, SDEI1, WDEI2, UFIF1, UFIF2, UFIF3, UFIF4, WFDI5, SFDI1, WFDI2, EVG, SGRO1, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, USPF1, USPF2, USPF3, USPF4, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC1, WMDC6, WMDC5, WMDC2, WRES6, ERE, SRES1, WRES2, USMC1, USMC2, PSMC1, USMC4, WSMC5, WSMC2, PVAS1, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, UTRS1, UTRS2, PSTR1, UTRS4, PSUT1, UGIN1, UGIN2, PGIN1, UGIN4, EPG, PIGR1, EPL, WIGR2, UVIS1, UVIS2, UVIS3, UVIS4, EPT and WVIS2) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT - American Express Innovations Classic Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
Minneapolis, Minnesota

March 22, 2002

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001                                              PBND1           ESI         SBND1         UCMG1         UCMG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,724  $ 13,766,541  $  1,520,488  $    564,578  $  2,860,577
                                                           --------------------------------------------------------------------
    at market value                                        $    110,307  $ 13,100,494  $  1,516,795  $    564,562  $  2,860,504
Dividends receivable                                                515        61,562         7,062           849         4,222
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --        20,846            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    110,822    13,162,056     1,523,857       586,257     2,864,726
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  103        14,023         1,865           407         2,257
    Administrative charge                                            14         1,683           193            72           356
    Contract terminations                                            --        24,012        31,136            --         4,715
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   117        39,718        33,194           479         7,328
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       110,705    13,108,485     1,490,663       585,778     2,857,398
Net assets applicable to contracts in payment period                 --        13,853            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    110,705  $ 13,122,338  $  1,490,663  $    585,778  $  2,857,398
===============================================================================================================================
Accumulation units outstanding                                   99,294     8,923,249     1,362,937       554,322     2,828,091
===============================================================================================================================
Net asset value per accumulation unit                      $       1.11  $       1.47  $       1.09  $       1.06  $       1.01
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                     PCMG1         UCMG4           EMS         SCMG1         PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,418,388  $  4,036,477  $ 10,636,787  $ 11,992,250  $    335,431
                                                           --------------------------------------------------------------------
    at market value                                        $  2,418,326  $  4,036,385  $ 10,636,500  $ 11,991,940  $    344,753
Dividends receivable                                              3,613         6,015        17,272        18,459            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,750        16,615            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,425,689     4,059,015    10,653,772    12,010,399       344,753
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,243         4,070        12,144        15,091           292
    Administrative charge                                           306           509         1,457         1,561            40
    Contract terminations                                            --            --        14,931        31,880            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,549         4,579        28,532        48,532           332
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,423,140     4,054,436    10,625,231    11,961,867       344,421
Net assets applicable to contracts in payment period                 --            --             9            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,423,140  $  4,054,436  $ 10,625,240  $ 11,961,867  $    344,421
===============================================================================================================================
Accumulation units outstanding                                2,250,084     3,857,418     8,408,678    11,399,177       341,828
===============================================================================================================================
Net asset value per accumulation unit                      $       1.08  $       1.05  $       1.26  $       1.05  $       1.01
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WDEI5         SDEI1         WDEI2         UFIF1         UFIF2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    114,548  $    390,467  $     35,216  $     31,918  $  2,743,808
                                                           --------------------------------------------------------------------
    at market value                                        $    116,442  $    396,651  $     37,008  $     31,885  $  2,741,084
Dividends receivable                                                 --            --            --           149        11,455
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  8,486            --            --           838         3,518
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    124,928       396,651        37,008        32,872     2,756,057
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  116           487            48            23         1,979
    Administrative charge                                            14            50             5             4           312
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   130           537            53            27         2,291
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       124,798       396,114        36,955        32,845     2,753,766
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    124,798  $    396,114  $     36,955  $     32,845  $  2,753,766
===============================================================================================================================
Accumulation units outstanding                                  114,711       367,200        34,122        29,537     2,495,317
===============================================================================================================================
Net asset value per accumulation unit                      $       1.09  $       1.08  $       1.08  $       1.11  $       1.10
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UFIF3         UFIF4         WFDI5         SFDI1         WFDI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    886,081  $  1,455,170  $    128,595  $    469,394  $    637,913
                                                           --------------------------------------------------------------------
    at market value                                        $    886,045  $  1,455,262  $    129,454  $    468,903  $    649,109
Dividends receivable                                              3,863         6,575           605         2,239         3,043
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,583         9,224            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    891,491     1,471,061       130,059       471,142       652,152
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  775         1,438           139           592           832
    Administrative charge                                           106           180            16            61            83
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   881         1,618           155           653           915
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       890,610     1,469,443       129,904       470,489       651,237
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    890,610  $  1,469,443  $    129,904  $    470,489  $    651,237
===============================================================================================================================
Accumulation units outstanding                                  798,992     1,320,542       117,173       423,532       591,918
===============================================================================================================================
Net asset value per accumulation unit                      $       1.11  $       1.11  $       1.11  $       1.11  $       1.10
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                    EVG         SGRO1         UNDM1         UNDM2         PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    170,449  $    483,130  $     15,436  $     59,735  $  3,642,857
                                                           --------------------------------------------------------------------
    at market value                                        $    114,743  $    286,174  $     15,226  $     61,358  $  2,970,275
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --        38,017
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    114,743       286,174        15,226        61,358     3,008,292
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  121           353            11            42         2,734
    Administrative charge                                            15            36             2             7           373
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   136           389            13            49         3,107
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       114,607       285,785        15,213        61,309     2,958,110
Net assets applicable to contracts in payment period                 --            --            --            --        47,075
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    114,607  $    285,785  $     15,213  $     61,309  $  3,005,185
===============================================================================================================================
Accumulation units outstanding                                  228,411       545,600        20,086        80,914     3,478,255
===============================================================================================================================
Net asset value per accumulation unit                      $       0.50  $       0.52  $       0.76  $       0.76  $       0.85
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UNDM4           EGD         SNDM1         WNDM2         USPF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    154,634  $  6,418,939  $  2,733,617  $    629,736  $     89,303
                                                           --------------------------------------------------------------------
    at market value                                        $    145,479  $  5,323,764  $  2,142,412  $    493,518  $     89,706
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --        52,906            --         1,006            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    145,479     5,376,670     2,142,412       494,524        89,706
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  146         5,654         2,630           624            60
    Administrative charge                                            18           678           272            63            10
    Contract terminations                                            --            --           382            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   164         6,332         3,284           687            70
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       145,315     5,370,338     2,139,128       493,837        89,563
Net assets applicable to contracts in payment period                 --            --            --            --            73
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    145,315  $  5,370,338  $  2,139,128  $    493,837  $     89,636
===============================================================================================================================
Accumulation units outstanding                                  193,128     4,236,699     2,896,006       700,758       111,916
===============================================================================================================================
Net asset value per accumulation unit                      $       0.75  $       1.27  $       0.74  $       0.70  $       0.80
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  USPF2         USPF3         USPF4         UGIP1         UGIP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,205,347  $    665,140  $  1,393,716  $    636,530  $  3,470,735
                                                           --------------------------------------------------------------------
    at market value                                        $  1,227,541  $    655,785  $  1,399,021  $    617,845  $  3,468,811
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 24,484         2,080           839        20,682        26,538
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --           493         2,904
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,252,025       657,865     1,399,860       639,020     3,498,253
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  808           578         1,315           419         2,508
    Administrative charge                                           128            79           164            74           396
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --        20,583        26,538
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   936           657         1,479        21,076        29,442
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,251,089       651,137     1,398,381       617,944     3,468,811
Net assets applicable to contracts in payment period                 --         6,071            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,251,089  $    657,208  $  1,398,381  $    617,944  $  3,468,811
===============================================================================================================================
Accumulation units outstanding                                1,567,437       816,890     1,756,399       640,320     3,600,756
===============================================================================================================================
Net asset value per accumulation unit                      $       0.80  $       0.80  $       0.80  $       0.97  $       0.96
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UGIP3         UGIP4         UPRG1         UPRG2         UPRG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,115,203  $  4,600,810  $    518,003  $  2,573,961  $  1,415,110
                                                           --------------------------------------------------------------------
    at market value                                        $  2,074,879  $  4,531,354  $    484,925  $  2,307,840  $  1,267,770
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,698        28,532         1,313         6,386         1,625
Receivable from mutual funds and portfolios
  for share redemptions                                           2,126         4,858           398         2,076         1,310
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,079,703     4,564,744       486,636     2,316,302     1,270,705
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,871         4,318           338         1,793         1,153
    Administrative charge                                           255           540            60           283           157
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       2,698        28,532         1,313         6,386         1,625
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,824        33,390         1,711         8,462         2,935
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,068,402     4,531,354       484,925     2,307,840     1,267,770
Net assets applicable to contracts in payment period              6,477            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,074,879  $  4,531,354  $    484,925  $  2,307,840  $  1,267,770
===============================================================================================================================
Accumulation units outstanding                                2,151,801     4,721,969       740,893     3,530,935     1,944,137
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       0.96  $       0.65  $       0.65  $       0.65
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UPRG4           EPP         SPGR1         UTEC1         UTEC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,139,970  $  2,588,060  $  6,822,694  $    213,563  $    861,465
                                                           --------------------------------------------------------------------
    at market value                                        $  3,781,643  $  2,021,153  $  5,227,359  $    186,397  $    708,874
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  9,308         6,771       169,422            --         6,792
Receivable from mutual funds and portfolios
  for share redemptions                                           4,170         2,374         6,874           155           647
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,795,121     2,030,298     5,403,655       186,552       716,313
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,707         2,120         6,230           132           559
    Administrative charge                                           463           254           644            23            88
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       9,308         6,771       169,422            --         6,792
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                13,478         9,145       176,296           155         7,439
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,781,643     2,021,153     5,227,359       186,397       708,874
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,781,643  $  2,021,153  $  5,227,359  $    186,397  $    708,874
===============================================================================================================================
Accumulation units outstanding                                5,808,378     2,573,940     7,466,298       363,975     1,386,796
===============================================================================================================================
Net asset value per accumulation unit                      $       0.65  $       0.79  $       0.70  $       0.51  $       0.51
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UTEC3         UTEC4           ETC         STEC1         WMDC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    510,722  $  1,385,314  $  2,692,370  $  4,773,451  $    531,717
                                                           --------------------------------------------------------------------
    at market value                                        $    404,351  $  1,139,766  $  1,554,637  $  3,256,312  $    555,738
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     91         3,606           392            --        43,665
Receivable from mutual funds and portfolios
  for share redemptions                                             419         1,271         1,848         4,388           469
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    404,861     1,144,643     1,556,877     3,260,700       599,872
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  369         1,130         1,650         3,977           413
    Administrative charge                                            50           141           198           411            56
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          91         3,606           392            --        43,665
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   510         4,877         2,240         4,388        44,134
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       404,351     1,139,766     1,554,637     3,256,312       555,738
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    404,351  $  1,139,766  $  1,554,637  $  3,256,312  $    555,738
===============================================================================================================================
Accumulation units outstanding                                  792,626     2,236,653     1,958,182     6,379,528       522,139
===============================================================================================================================
Net asset value per accumulation unit                      $       0.51  $       0.51  $       0.79  $       0.51  $       1.06
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WMDC5         WMDC2         WRES6           ERE         SRES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     95,296  $      8,039  $    662,676  $    412,807  $    909,818
                                                           --------------------------------------------------------------------
    at market value                                        $     99,826  $      8,315  $    694,955  $    433,717  $    958,744
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --        61,285         2,130            --
Receivable from mutual funds and portfolios
  for share redemptions                                             115             9           583           508        12,185
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     99,941         8,324       756,823       436,355       970,929
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  103             8           513           454         1,183
    Administrative charge                                            12             1            70            54           122
    Contract terminations                                            --            --            --            --        10,880
Payable to mutual funds and portfolios
  for investments purchased                                          --            --        61,285         2,130            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   115             9        61,868         2,638        12,185
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        99,826         8,315       694,955       433,717       958,744
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     99,826  $      8,315  $    694,955  $    433,717  $    958,744
===============================================================================================================================
Accumulation units outstanding                                   93,943         7,839       488,420       325,305       684,807
===============================================================================================================================
Net asset value per accumulation unit                      $       1.06  $       1.06  $       1.42  $       1.33  $       1.40
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WRES2         USMC1         USMC2         PSMC1         USMC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     13,267  $    232,467  $  1,671,138  $  3,152,070  $  3,495,778
                                                           --------------------------------------------------------------------
    at market value                                        $     13,879  $    235,418  $  1,630,211  $  2,884,175  $  3,513,959
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            10           913        34,078        11,788
Receivable from mutual funds and portfolios
  for share redemptions                                              19           193         1,499         2,971         3,855
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     13,898       235,621     1,632,623     2,921,224     3,529,602
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   17           164         1,295         2,615         3,427
    Administrative charge                                             2            29           204           356           428
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            10           913        34,078        11,788
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    19           203         2,412        37,049        15,643
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        13,879       235,418     1,630,211     2,873,316     3,513,959
Net assets applicable to contracts in payment period                 --            --            --        10,859            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     13,879  $    235,418  $  1,630,211  $  2,884,175  $  3,513,959
===============================================================================================================================
Accumulation units outstanding                                   11,085       311,929     2,164,774     2,844,121     4,682,976
===============================================================================================================================
Net asset value per accumulation unit                      $       1.25  $       0.75  $       0.75  $       1.01  $       0.75
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  WSMC5         WSMC2         PVAS1         UMSS1         UMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    393,230  $    216,074  $      2,625  $     69,881  $  1,499,298
                                                           --------------------------------------------------------------------
    at market value                                        $    366,045  $    175,174  $      2,916  $     71,298  $  1,529,647
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 25,689            --            --            --        19,865
Receivable from mutual funds and portfolios
  for share redemptions                                             395           240             3            60         1,273
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    392,129       175,414         2,919        71,358     1,550,785
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  353           218             3            51         1,099
    Administrative charge                                            42            22            --             9           174
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      25,689            --            --            --        19,865
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                26,084           240             3            60        21,138
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       366,045       175,174         2,916        71,298     1,529,647
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    366,045  $    175,174  $      2,916  $     71,298  $  1,529,647
===============================================================================================================================
Accumulation units outstanding                                  723,446       347,835         2,015        61,488     1,321,211
===============================================================================================================================
Net asset value per accumulation unit                      $       0.51  $       0.50  $       1.45  $       1.16  $       1.16
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  PMSS1         UMSS4           EMU         SMSS1         WMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    308,138  $  1,574,986  $    681,235  $    612,873  $     47,733
                                                           --------------------------------------------------------------------
    at market value                                        $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,634        15,386        28,144            --         1,510
Receivable from mutual funds and portfolios
  for share redemptions                                             275         1,666           746         8,200            61
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    311,366     1,601,907       702,770       601,343        49,561
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  242         1,481           666           736            55
    Administrative charge                                            33           185            80            76             6
    Contract terminations                                            --            --            --         7,388            --
Payable to mutual funds and portfolios
  for investments purchased                                       3,634        15,386        28,144            --         1,510
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,909        17,052        28,890         8,200         1,571
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       307,457     1,584,855       673,880       593,143        47,990
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
===============================================================================================================================
Accumulation units outstanding                                  251,581     1,373,613       546,335       472,993        41,027
===============================================================================================================================
Net asset value per accumulation unit                      $       1.22  $       1.15  $       1.23  $       1.25  $       1.17
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UINT1         UINT2         UINT3         UINT4         UGRS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    299,277  $    807,452  $    470,526  $  1,543,373  $    239,321
                                                           --------------------------------------------------------------------
    at market value                                        $    274,624  $    749,772  $    433,473  $  1,327,193  $    229,711
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,703        13,648            72         9,886            --
Receivable from mutual funds and portfolios
  for share redemptions                                             219           678           449         1,466           191
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    278,546       764,098       433,994     1,338,545       229,902
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  186           586           395         1,303           162
    Administrative charge                                            33            92            54           163            29
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       3,703        13,648            72         9,886            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,922        14,326           521        11,352           191
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       274,624       749,772       433,473     1,327,193       229,711
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    274,624  $    749,772  $    433,473  $  1,327,193  $    229,711
===============================================================================================================================
Accumulation units outstanding                                  324,353       887,194       514,024     1,576,124       325,776
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.85  $       0.84  $       0.84  $       0.71
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                     UGRS2         UGRS3         UGRS4         UNDS1         UNDS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,648,497  $    491,477  $  1,432,726  $    109,250  $    291,582
                                                           --------------------------------------------------------------------
    at market value                                        $  1,610,448  $    468,790  $  1,351,667  $    108,643  $    299,245
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         1,621         6,898            --           334
Receivable from mutual funds and portfolios
  for share redemptions                                           1,487           488         1,463            91           274
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,611,935       470,899     1,360,028       108,734       299,853
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,284           429         1,300            77           238
    Administrative charge                                           203            59           163            14            37
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --         1,621         6,898            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,487         2,109         8,361            91           275
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,610,448       465,188     1,351,667       108,643       299,578
Net assets applicable to contracts in payment period                 --         3,602            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,610,448  $    468,790  $  1,351,667  $    108,643  $    299,578
===============================================================================================================================
Accumulation units outstanding                                2,287,766       662,411     1,927,955       114,771       316,914
===============================================================================================================================
Net asset value per accumulation unit                      $       0.70  $       0.70  $       0.70  $       0.95  $       0.95
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  PSND1         UNDS4         UTRS1         UTRS2         PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    255,435  $    426,683  $    869,542  $  3,738,050  $  1,942,793
                                                           --------------------------------------------------------------------
    at market value                                        $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,115           826        34,405        26,599         7,488
Receivable from mutual funds and portfolios
  for share redemptions                                             269           450           701         3,240         1,951
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    259,833       429,317       910,595     3,824,077     1,962,592
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  237           400           596         2,798         1,717
    Administrative charge                                            32            50           105           442           234
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       1,115           826        34,405        26,599         7,488
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,384         1,276        35,106        29,839         9,439
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       254,471       428,041       875,489     3,794,238     1,953,153
Net assets applicable to contracts in payment period              3,978            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
===============================================================================================================================
Accumulation units outstanding                                  293,016       454,426       792,426     3,439,804     1,861,342
===============================================================================================================================
Net asset value per accumulation unit                      $       0.87  $       0.94  $       1.10  $       1.10  $       1.05
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UTRS4         PSUT1         UGIN1         UGIN2         PGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,821,742  $    104,595  $    295,458  $  1,185,569  $    935,028
                                                           --------------------------------------------------------------------
    at market value                                        $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 15,336            --         1,313            --         7,946
Receivable from mutual funds and portfolios
  for share redemptions                                           4,185            95           240         1,032           892
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,858,210        94,848       286,108     1,153,738       927,321
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,720            84           204           891           785
    Administrative charge                                           465            11            36           141           107
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      15,336            --         1,313            --         7,946
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                19,521            95         1,553         1,032         8,838
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,838,689        94,753       284,555     1,152,706       918,483
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
===============================================================================================================================
Accumulation units outstanding                                3,493,459       126,281       287,498     1,166,067       963,282
===============================================================================================================================
Net asset value per accumulation unit                      $       1.10  $       0.75  $       0.99  $       0.99  $       0.95
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UGIN4           EPG         PIGR1           EPL         WIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,108,085  $  8,106,342  $  5,499,292  $  2,121,939  $    562,152
                                                           --------------------------------------------------------------------
    at market value                                        $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    426,972
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  6,252         5,678         3,935        21,233         1,052
Receivable from mutual funds and portfolios
  for share redemptions                                           1,199         8,628         4,472         1,856           587
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,098,495     7,303,844     4,277,778     1,674,531       428,611
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,066         7,704         3,935         1,657           534
    Administrative charge                                           133           924           537           199            53
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       6,252         5,678         3,935        21,233           913
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,451        14,306         8,407        23,089         1,500
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,091,044     7,289,538     4,256,362     1,651,442       427,111
Net assets applicable to contracts in payment period                 --            --        13,009            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    427,111
===============================================================================================================================
Accumulation units outstanding                                1,108,568     6,280,095     4,730,889     1,775,441       729,923
===============================================================================================================================
Net asset value per accumulation unit                      $       0.98  $       1.16  $       0.90  $       0.93  $       0.59
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  UVIS1         UVIS2         UVIS3         UVIS4           EPT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    189,482  $  1,641,808  $    732,620  $  4,717,227  $  1,020,020
                                                           --------------------------------------------------------------------
    at market value                                        $    160,093  $  1,403,394  $    618,023  $  4,259,889  $    716,724
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           139           383         2,961
Receivable from mutual funds and portfolios
  for share redemptions                                             134         1,286           644         4,741           830
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    160,227     1,404,680       618,806     4,265,013       720,515
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  114         1,111           567         4,214           741
    Administrative charge                                            20           175            77           527            89
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           139           383         2,961
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   134         1,286           783         5,124         3,791
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       160,093     1,403,394       616,352     4,259,889       716,724
Net assets applicable to contracts in payment period                 --            --         1,671            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    160,093  $  1,403,394  $    618,023  $  4,259,889  $    716,724
===============================================================================================================================
Accumulation units outstanding                                  264,816     2,325,424     1,023,651     7,085,506       781,502
===============================================================================================================================
Net asset value per accumulation unit                      $       0.60  $       0.60  $       0.60  $       0.60  $       0.92
===============================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES


                                                                      SEGREGATED
                                                                        ASSET
                                                                      SUBACCOUNT
                                                                     ------------
DECEMBER 31, 2001 (CONTINUED)                                            WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                          $    497,458
                                                                     ------------
    at market value                                                  $    320,856
Dividends receivable                                                           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                               --
Receivable from mutual funds and portfolios
  for share redemptions                                                       471
---------------------------------------------------------------------------------
Total assets                                                              321,327
=================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                            412
    Administrative charge                                                      41
    Contract terminations                                                      18
Payable to mutual funds and portfolios
  for investments purchased                                                    --
---------------------------------------------------------------------------------
Total liabilities                                                             471
---------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                 320,856
Net assets applicable to contracts in payment period                           --
---------------------------------------------------------------------------------
Total net assets                                                     $    320,856
=================================================================================
Accumulation units outstanding                                            668,133
=================================================================================
Net asset value per accumulation unit                                $       0.48
=================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PBND1            ESI          SBND1          UCMG1          UCMG2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $      5,810   $    873,779   $    123,012   $      9,702   $     38,227
Variable account expenses                                        1,141        191,594         30,364          3,339         15,122
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   4,669        682,185         92,648          6,363         23,105
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          9,351      2,569,776      4,387,167        427,770        716,961
    Cost of investments sold                                     9,082      2,699,735      4,385,042        427,768        716,966
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                    269       (129,959)         2,125              2             (5)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      398        249,511        (12,724)           (17)           (73)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     667        119,552        (10,599)           (15)           (78)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      5,336   $    801,737   $     82,049   $      6,348   $     23,027
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCMG1          UCMG4            EMS          SCMG1          PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $     25,379   $     61,769   $    378,788   $    539,123   $      2,671
Variable account expenses                                       12,071         28,012        158,115        242,770          3,158
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  13,308         33,757        220,673        296,353           (487)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        333,971        601,905     41,072,518     40,299,468        479,603
    Cost of investments sold                                   333,972        601,903     41,073,614     40,299,419        448,680
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                     (1)             2         (1,096)            49         30,923
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (59)          (106)           605           (576)           870
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (60)          (104)          (491)          (527)        31,793
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     13,248   $     33,653   $    220,182   $    295,826   $     31,306
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI5          SDEI1          WDEI2          UFIF1          UFIF2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        630   $      4,440   $        178   $        675   $     39,529
Variable account expenses                                          671          5,099            237            160          9,929
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     (41)          (659)           (59)           515         29,600
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          5,329      2,217,200            951         13,277         26,851
    Cost of investments sold                                     5,513      2,267,130            924         13,060         26,662
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                   (184)       (49,930)            27            217            189
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    1,747          4,363          1,811            (36)        (3,138)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   1,563        (45,567)         1,838            181         (2,949)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      1,522   $    (46,226)  $      1,779   $        696   $     26,651
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF3          UFIF4          WFDI5          SFDI1          WFDI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $     14,171   $     26,949   $      3,119   $     11,662   $     23,979
Variable account expenses                                        4,061          8,299            968          4,200          8,718
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  10,110         18,650          2,151          7,462         15,261
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         20,776         43,527          2,777        247,573         34,178
    Cost of investments sold                                    20,599         43,241          2,718        246,453         33,375
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                    177            286             59          1,120            803
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     (258)          (258)           (39)          (668)         5,156
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (81)            28             20            452          5,959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     10,029   $     18,678   $      2,171   $      7,914   $     21,220
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EVG          SGRO1          UNDM1          UNDM2          PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $         20   $         56   $      6,170
Variable account expenses                                        3,076          5,368             59            141         32,623
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (3,076)        (5,368)           (39)           (85)       (26,453)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        190,918        112,973            132            497        548,441
    Cost of investments sold                                   294,683        170,992            171            555        651,343
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments               (103,765)       (58,019)           (39)           (58)      (102,902)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (24,198)       (76,898)          (193)         1,623       (331,473)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (127,963)      (134,917)          (232)         1,565       (434,375)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $   (131,039)  $   (140,285)  $       (271)  $      1,480   $   (460,828)
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM4            EGD          SNDM1          WNDM2          USPF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        260   $     11,728   $      4,492   $      1,041   $        438
Variable account expenses                                        1,227         72,057         30,444          7,405            380
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                    (967)       (60,329)       (25,952)        (6,364)            58
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         22,443        704,989        459,920         12,497         24,543
    Cost of investments sold                                    23,884        831,932        587,884         15,984         30,186
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (1,441)      (126,943)      (127,964)        (3,487)        (5,643)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (9,092)      (844,510)      (245,647)       (79,605)           340
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (10,533)      (971,453)      (373,611)       (83,092)        (5,303)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (11,500)  $ (1,031,782)  $   (399,563)  $    (89,456)  $     (5,245)
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         USPF2          USPF3          USPF4          UGIP1          UGIP2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $      3,082   $      3,108   $      5,350   $      1,636   $      4,319
Variable account expenses                                        2,812          3,766          6,658          3,056         13,293
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     270           (658)        (1,308)        (1,420)        (8,974)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         15,697         50,729        129,539         78,806         94,504
    Cost of investments sold                                    17,828         55,777        135,642         83,517         98,210
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (2,131)        (5,048)        (6,103)        (4,711)        (3,706)
Distributions from capital gains                                    --             --             --         11,803         31,868
Net change in unrealized appreciation or
  depreciation of investments                                   22,236         (7,750)         6,924        (19,696)        (3,692)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  20,105        (12,798)           821        (12,604)        24,470
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     20,375   $    (13,456)  $       (487)  $    (14,024)  $     15,496
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         UGIP3          UGIP4          UPRG1          UPRG2          UPRG3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $      4,372   $      8,702   $         --   $         --   $         --
Variable account expenses                                       11,742         26,164          2,639         15,296          9,623
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (7,370)       (17,462)        (2,639)       (15,296)        (9,623)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        472,750        196,085         81,346        307,219        265,081
    Cost of investments sold                                   468,350        194,904         92,291        363,508        292,354
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                  4,400          1,181        (10,945)       (56,289)       (27,273)
Distributions from capital gains                                30,507         63,243         12,516         78,187         39,199
Net change in unrealized appreciation or
  depreciation of investments                                  (45,536)       (80,924)       (30,139)      (225,949)      (114,420)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (10,629)       (16,500)       (28,568)      (204,051)      (102,494)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (17,999)  $    (33,962)  $    (31,207)  $   (219,347)  $   (112,117)
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UPRG4            EPP          SPGR1          UTEC1          UTEC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $         --   $         --   $         --
Variable account expenses                                       28,785         35,801        100,750          1,202          5,216
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (28,785)       (35,801)      (100,750)        (1,202)        (5,216)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        230,387      2,642,460      5,392,772         34,701         68,511
    Cost of investments sold                                   276,244      3,297,163      6,969,792         45,955         88,050
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (45,857)      (654,703)    (1,577,020)       (11,254)       (19,539)
Distributions from capital gains                               107,952        163,708        379,405          9,092         43,864
Net change in unrealized appreciation or
  depreciation of investments                                 (322,924)      (183,026)      (431,950)       (23,626)      (117,149)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (260,829)      (674,021)    (1,629,565)       (25,788)       (92,824)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $   (289,614)  $   (709,822)  $ (1,730,315)  $    (26,990)  $    (98,040)
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     UTEC3          UTEC4           ETC          STEC1        WMDC6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        3,881         10,157         26,612         76,550          1,260
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (3,881)       (10,157)       (26,612)       (76,550)        (1,260)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        104,729         88,176      1,087,451      9,184,492         16,966
    Cost of investments sold                                   144,507        118,651      1,785,335     13,066,649         17,020
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (39,778)       (30,475)      (697,884)    (3,882,157)           (54)
Distributions from capital gains                                28,351         64,851        166,708        510,506             --
Net change in unrealized appreciation or
  depreciation of investments                                  (73,364)      (210,940)      (181,738)     1,201,985         24,021
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (84,791)      (176,564)      (712,914)    (2,169,666)        23,967
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (88,672)  $   (186,721)  $   (739,526)  $ (2,246,216)  $     22,707
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    WMDC5(1)       WMDC2(1)       WRES6            ERE          SRES1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $     12,298   $     18,016   $     35,894
Variable account expenses                                          338             10          4,006          5,183         11,779
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                    (338)           (10)         8,292         12,833         24,115
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                            232          4,495         12,494        342,317      2,109,324
    Cost of investments sold                                       227          4,512         11,958        335,645      2,149,822
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                      5            (17)           536          6,672        (40,498)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    4,530            276         18,872            615         43,062
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   4,535            259         19,408          7,287          2,564
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      4,197   $        249   $     27,700   $     20,120   $     26,679
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WRES2          USMC1          USMC2          PSMC1          USMC4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        157   $        342   $      3,037   $      5,948   $      5,546
Variable account expenses                                           79          1,233         10,071         22,126         22,608
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                      78           (891)        (7,034)       (16,178)       (17,062)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          4,141        102,631        139,208        150,739        135,383
    Cost of investments sold                                     4,066        116,982        147,883        192,078        149,927
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                     75        (14,351)        (8,675)       (41,339)       (14,544)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      471          8,079        (29,021)       (94,204)        41,562
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     546         (6,272)       (37,696)      (135,543)        27,018
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $        624   $     (7,163)  $    (44,730)  $   (151,721)  $      9,956
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WSMC5          WSMC2          PVAS1          UMSS1          UMSS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        666   $        548   $         11   $        664   $      2,331
Variable account expenses                                        2,822          2,462             23            412          4,077
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (2,156)        (1,914)           (12)           252         (1,746)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         16,681         30,978          3,462         25,346          5,555
    Cost of investments sold                                    21,330         39,404          3,661         26,494          5,386
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (4,649)        (8,426)          (199)        (1,148)           169
Distributions from capital gains                                    --             --             60          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                                   (6,105)       (17,326)           215            417         30,138
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (10,754)       (25,752)            76          1,501         38,142
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (12,910)  $    (27,666)  $         64   $      1,753   $     36,396
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PMSS1          UMSS4            EMU          SMSS1          WMSS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        927   $      6,812   $      9,276   $     27,858   $          6
Variable account expenses                                        1,128          7,557          6,222         14,205            253
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                    (201)          (745)         3,054         13,653           (247)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         12,908        205,810        417,991      2,050,244          4,791
    Cost of investments sold                                    13,948        212,408        424,750      2,172,538          4,522
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                                 3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or
  depreciation of investments                                     (720)         9,035        (25,983)       (24,654)            70
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   1,359         25,338         (1,555)       (53,286)           359
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      1,158   $     24,593   $      1,499   $    (39,633)  $        112
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT1          UINT2          UINT3          UINT4          UGRS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $      3,151   $      3,596   $      2,224   $     16,833   $         36
Variable account expenses                                        1,439          3,210          2,252          8,565          1,442
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   1,712            386            (28)         8,268         (1,406)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        152,773         69,777         35,514          8,119        284,709
    Cost of investments sold                                   171,790         76,566         38,731         10,922        313,579
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (19,017)        (6,789)        (3,217)        (2,803)       (28,870)
Distributions from capital gains                                24,784         28,280         17,493        132,387            434
Net change in unrealized appreciation or
  depreciation of investments                                  (25,423)       (57,680)       (39,171)      (217,635)        (9,657)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (19,656)       (36,189)       (24,895)       (88,051)       (38,093)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (17,944)  $    (35,803)  $    (24,923)  $    (79,783)  $    (39,499)
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGRS2          UGRS3          UGRS4          UNDS1          UNDS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        153   $         74   $        253   $         --   $         --
Variable account expenses                                        7,509          2,761          8,467            675          1,699
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (7,356)        (2,687)        (8,214)          (675)        (1,699)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        156,465         53,837        145,600         13,485          5,374
    Cost of investments sold                                   173,990         61,634        162,871         14,642          5,413
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (17,525)        (7,797)       (17,271)        (1,157)           (39)
Distributions from capital gains                                 1,840            889          3,054          1,401          3,233
Net change in unrealized appreciation or
  depreciation of investments                                  (35,716)       (21,945)       (75,623)        (1,769)         7,589
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (51,401)       (28,853)       (89,840)        (1,525)        10,783
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (58,757)  $    (31,540)  $    (98,054)  $     (2,200)  $      9,084
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSND1          UNDS4          UTRS1          UTRS2          PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $      3,349   $     10,643   $      7,025
Variable account expenses                                        1,686          3,138          3,733         13,200          9,870
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (1,686)        (3,138)          (384)        (2,557)        (2,845)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          2,901         11,606         61,802         44,892         85,342
    Cost of investments sold                                     3,037         12,273         64,364         44,859         87,557
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                   (136)          (667)        (2,562)            33         (2,215)
Distributions from capital gains                                 2,532          5,451          4,972         15,799         10,429
Net change in unrealized appreciation or
  depreciation of investments                                      564         (1,840)         3,929         52,353          9,745
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   2,960          2,944          6,339         68,185         17,959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      1,274   $       (194)  $      5,955   $     65,628   $     15,114
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UTRS4          PSUT1          UGIN1          UGIN2          PGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $     14,422   $      1,614   $        262   $      2,255   $      2,958
Variable account expenses                                       22,362            720          1,387          5,631          5,263
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (7,940)           894         (1,125)        (3,376)        (2,305)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        115,989        115,617         13,335         78,122         48,984
    Cost of investments sold                                   118,086        126,456         14,713         80,316         49,255
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (2,097)       (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                                21,410          4,251            193          1,662          2,181
Net change in unrealized appreciation or
  depreciation of investments                                   12,326         (9,882)       (10,903)       (33,781)       (23,691)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  31,639        (16,470)       (12,088)       (34,313)       (21,781)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     23,699   $    (15,576)  $    (13,213)  $    (37,689)  $    (24,086)
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIN4            EPG          PIGR1            EPL          WIGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $      3,443   $    125,528   $      8,753   $      6,387   $      1,095
Variable account expenses                                        6,418        109,149         44,250         29,098          6,589
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (2,975)        16,379        (35,497)       (22,711)        (5,494)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         59,818      1,333,450        171,073      1,452,676         30,275
    Cost of investments sold                                    63,471      1,477,632        222,584      1,998,906         36,894
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (3,653)      (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                 2,539         92,544        356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                  (17,560)      (612,644)    (1,078,665)      (306,534)      (128,927)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (18,674)      (664,282)      (773,321)      (592,387)       (90,908)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (21,649)  $   (647,903)  $   (808,818)  $   (615,098)  $    (96,402)
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UVIS1          UVIS2          UVIS3          UVIS4            EPT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        1,125          9,147          4,733         28,647          8,016
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (1,125)        (9,147)        (4,733)       (28,647)        (8,016)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         19,888        101,928        127,823        205,709         75,516
    Cost of investments sold                                    28,260        127,736        161,166        261,723        116,790
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (8,372)       (25,808)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                                 7,197         53,745         32,826        116,449         61,059
Net change in unrealized appreciation or
  depreciation of investments                                  (28,617)      (220,228)      (106,432)      (417,122)      (237,759)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (29,792)      (192,291)      (106,949)      (356,687)      (217,974)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (30,917)  $   (201,438)  $   (111,682)  $   (385,334)  $   (225,990)
==================================================================================================================================


                                                                     SEGREGATED
                                                                        ASSET
                                                                     SUBACCOUNT
                                                                    ------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                               WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                    $         --
Variable account expenses                                                  4,925
--------------------------------------------------------------------------------
Investment income (loss) -- net                                           (4,925)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                   40,430
    Cost of investments sold                                              61,336
--------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                          (20,906)
Distributions from capital gains                                          32,745
Net change in unrealized appreciation or
  depreciation of investments                                           (132,288)
--------------------------------------------------------------------------------
Net gain (loss) on investments                                          (120,449)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         $   (125,374)
================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PBND1            ESI          SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss)-- net                            $      4,669   $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss) on sale of investments                    269       (129,959)         2,125              2             (5)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      398        249,511        (12,724)           (17)           (73)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      5,336        801,737         82,049          6,348         23,027
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          --        392,694         45,721         72,505        414,634
Net transfers(1)                                                21,723        135,621        751,120        451,974      2,441,327
Annuity payments                                                    --         (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (1,903)    (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                                  --       (110,742)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           19,820       (836,732)       698,574        524,478      2,834,371
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 85,549     13,157,333        710,040         54,952             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    110,705   $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          81,583      9,498,099        687,876         53,407             --
Contract purchase payments                                          --        276,188         42,929         68,993        416,079
Net transfers(1)                                                19,467         98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges                     (1,756)      (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                                  --        (77,062)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                99,294      8,923,249      1,362,937        554,322      2,828,091
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCMG1          UCMG4            EMS          SCMG1          PDEI1
OPERATIONS
Investment income (loss)-- net                            $     13,308   $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss) on sale of investments                     (1)             2         (1,096)            49         30,923
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (59)          (106)           605           (576)           870
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     13,248         33,653        220,182        295,826         31,306
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     538,610        858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                             1,985,789      2,622,121      5,157,424        449,362        407,388
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (22,079)       (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                             (92,794)            --             --       (396,463)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        2,409,526      3,385,734      4,943,250       (167,576)        69,255
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    366        635,049      5,461,808     11,833,617        243,860
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  2,423,140   $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             350        618,285      4,421,199     11,510,757        244,084
Contract purchase payments                                     503,480        820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                             1,854,182      2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges                    (20,569)       (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                             (87,359)            --             --       (412,026)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,250,084      3,857,418      8,408,678     11,399,177        341,828
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         WDEI5          SDEI1          WDEI2          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                           $        (41)  $       (659)  $        (59)  $        515   $     29,600
Net realized gain (loss) on sale of investments                   (184)       (49,930)            27            217            189
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    1,747          4,363          1,811            (36)        (3,138)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,522        (46,226)         1,779            696         26,651
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      30,207             --         22,454         15,698      2,012,813
Net transfers(1)                                                85,446        413,382         10,324         16,452        721,934
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (316)       (18,000)          (770)            (1)       (33,345)
    Death benefits                                                  --         (8,733)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          115,337        386,649         32,008         32,149      2,701,402
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  7,939         55,691          3,168             --         25,713
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    124,798   $    396,114   $     36,955   $     32,845   $  2,753,766
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           7,350         51,889          2,939             --         24,512
Contract purchase payments                                      28,086             --         22,614         14,456      1,843,436
Net transfers(1)                                                79,571        340,376          9,288         15,082        657,659
Contract terminations:
    Surrender benefits and contract charges                       (296)       (16,402)          (719)            (1)       (30,290)
    Death benefits                                                  --         (8,663)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               114,711        367,200         34,122         29,537      2,495,317
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         UFIF3          UFIF4          WFDI5          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                           $     10,110   $     18,650   $      2,151   $      7,462   $     15,261
Net realized gain (loss) on sale of investments                    177            286             59          1,120            803
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     (258)          (258)           (39)          (668)         5,156
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     10,029         18,678          2,171          7,914         21,220
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     562,396        763,512         86,403         70,261         86,332
Net transfers(1)                                               304,914        680,896            184        389,493        215,719
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (2,355)       (29,266)          (346)       (23,014)       (19,988)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          864,955      1,415,142         86,241        436,740        282,063
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 15,626         35,623         41,492         25,835        347,954
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    890,610   $  1,469,443   $    129,904   $    470,489   $    651,237
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          14,725         33,594         39,245         24,341        330,870
Contract purchase payments                                     508,795        693,532         78,011         64,667         78,875
Net transfers(1)                                               277,596        619,878            229        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                     (2,124)       (26,462)          (312)       (20,809)       (18,175)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               798,992      1,320,542        117,173        423,532        591,918
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           EVG          SGRO1          UNDM1          UNDM2          PNDM1
OPERATIONS
Investment income (loss) -- net                           $     (3,076)  $     (5,368)  $        (39)  $        (85)  $    (26,453)
Net realized gain (loss) on sale of investments               (103,765)       (58,019)           (39)           (58)      (102,902)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (24,198)       (76,898)          (193)         1,623       (331,473)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (131,039)      (140,285)          (271)         1,480       (460,828)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      23,925          4,107          9,189            713        607,529
Net transfers(1)                                                80,977         19,831          6,296         59,116      1,266,355
Annuity payments                                                    --             --             --             --         (7,793)
Contract terminations:
    Surrender benefits and contract charges                     (6,803)       (24,980)            (1)            --       (459,875)
    Death benefits                                                  --             --             --             --         (9,657)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           98,099         (1,042)        15,484         59,829      1,396,559
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                147,547        427,112             --             --      2,069,454
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    114,607   $    285,785   $     15,213   $     61,309   $  3,005,185
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         200,212        554,033             --             --      1,936,840
Contract purchase payments                                      35,989          5,105         11,414            899        687,507
Net transfers(1)                                                 4,503         27,569          8,673         80,015      1,355,496
Contract terminations:
    Surrender benefits and contract charges                    (12,293)       (41,107)            (1)            --       (490,439)
    Death benefits                                                  --             --             --             --        (11,149)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               228,411        545,600         20,086         80,914      3,478,255
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         UNDM4            EGD          SNDM1          WNDM2          USPF1
OPERATIONS
Investment income (loss) -- net                           $       (967)  $    (60,329)  $    (25,952)  $     (6,364)  $         58
Net realized gain (loss) on sale of investments                 (1,441)      (126,943)      (127,964)        (3,487)        (5,643)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (9,092)      (844,510)      (245,647)       (79,605)           340
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (11,500)    (1,031,782)      (399,563)       (89,456)        (5,245)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      43,573        412,497        182,483         70,399         10,507
Net transfers(1)                                                87,563        641,651        220,415        104,692         80,044
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (3,880)      (362,349)       (88,535)        (7,533)        (2,364)
    Death benefits                                                  --        (25,717)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          127,256        666,082        314,363        167,558         88,187
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 29,559      5,736,038      2,224,328        415,735          6,694
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    145,315   $  5,370,338   $  2,139,128   $    493,837   $     89,636
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          32,247      3,716,997      2,468,296        483,327          7,249
Contract purchase payments                                      49,438        308,358        224,502         98,231         12,134
Net transfers(1)                                               111,546        509,304        323,253        128,490         95,975
Contract terminations:
    Surrender benefits and contract charges                       (103)      (277,964)      (120,045)        (9,290)        (3,442)
    Death benefits                                                  --        (19,996)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               193,128      4,236,699      2,896,006        700,758        111,916
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      USPF2          USPF3          USPF4          UGIP1          UGIP2
OPERATIONS
Investment income (loss) -- net                           $        270   $       (658)  $     (1,308)  $     (1,420)  $     (8,974)
Net realized gain (loss) on sale of investments                 (2,131)        (5,048)        (6,103)        (4,711)        (3,706)
Distributions from capital gains                                    --             --             --         11,803         31,868
Net change in unrealized appreciation or
  depreciation of investments                                   22,236         (7,750)         6,924        (19,696)        (3,692)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     20,375        (13,456)          (487)       (14,024)        15,496
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     713,311        250,773        475,622        123,556      1,747,537
Net transfers(1)                                               516,221        391,348        827,156        490,750      1,660,648
Annuity payments                                                    --           (617)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (1,031)        (1,909)        (5,239)       (12,406)       (17,918)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        1,228,501        639,595      1,297,539        601,900      3,390,267
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,213         31,069        101,329         30,068         63,048
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  1,251,089   $    657,208   $  1,398,381   $    617,944   $  3,468,811
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           2,398         33,691        109,935         30,898         64,843
Contract purchase payments                                     911,484        305,222        617,740        123,116      1,838,249
Net transfers(1)                                               655,013        488,451      1,034,977        499,688      1,716,320
Contract terminations:
    Surrender benefits and contract charges                     (1,458)       (10,474)        (6,253)       (13,382)       (18,656)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             1,567,437        816,890      1,756,399        640,320      3,600,756
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP3          UGIP4          UPRG1          UPRG2          UPRG3
OPERATIONS
Investment income (loss)-- net                            $     (7,370)  $    (17,462)  $     (2,639)  $    (15,296)  $     (9,623)
Net realized gain (loss) on sale of investments                  4,400          1,181        (10,945)       (56,289)       (27,273)
Distributions from capital gains                                30,507         63,243         12,516         78,187         39,199
Net change in unrealized appreciation or
  depreciation of investments                                  (45,536)       (80,924)       (30,139)      (225,949)      (114,420)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (17,999)       (33,962)       (31,207)      (219,347)      (112,117)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     458,299      1,719,362        183,888      1,008,847        157,855
Net transfers(1)                                             1,442,849      2,582,443        307,876      1,212,475        895,426
Annuity payments                                                  (662)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (5,498)       (19,704)       (13,189)       (44,283)        (4,991)
    Death benefits                                              (9,495)            --             --             --         (8,714)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        1,885,493      4,282,101        478,575      2,177,039      1,039,576
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                207,385        283,215         37,557        350,148        340,311
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  2,074,879   $  4,531,354   $    484,925   $  2,307,840   $  1,267,770
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         213,427        291,617         47,151        437,601        425,680
Contract purchase payments                                     466,484      1,764,737        261,198      1,439,428        235,669
Net transfers(1)                                             1,494,953      2,684,016        453,760      1,721,277      1,303,540
Contract terminations:
    Surrender benefits and contract charges                    (12,933)       (18,401)       (21,216)       (67,371)        (7,238)
    Death benefits                                             (10,130)            --             --             --        (13,514)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,151,801      4,721,969        740,893      3,530,935      1,944,137
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UPRG4            EPP          SPGR1          UTEC1          UTEC2
OPERATIONS
Investment income (loss)-- net                            $    (28,785)  $    (35,801)  $   (100,750)  $     (1,202)  $     (5,216)
Net realized gain (loss) on sale of investments                (45,857)      (654,703)    (1,577,020)       (11,254)       (19,539)
Distributions from capital gains                               107,952        163,708        379,405          9,092         43,864
Net change in unrealized appreciation or
  depreciation of investments                                 (322,924)      (183,026)      (431,950)       (23,626)      (117,149)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (289,614)      (709,822)    (1,730,315)       (26,990)       (98,040)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   1,263,458        238,420             --        121,241        225,007
Net transfers(1)                                             2,294,705       (588,767)      (480,453)        63,114        449,913
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (45,827)      (108,515)      (446,490)        (1,565)       (17,863)
    Death benefits                                                  --        (57,462)      (127,781)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        3,512,336       (516,324)    (1,054,724)       182,790        657,057
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                558,921      3,247,299      8,012,398         30,597        149,857
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  3,781,643   $  2,021,153   $  5,227,359   $    186,397   $    708,874
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         699,537      3,368,268      9,297,787         44,108        216,059
Contract purchase payments                                   1,827,261        255,607             --        209,427        429,157
Net transfers(1)                                             3,348,164       (858,348)    (1,034,152)       113,615        774,951
Contract terminations:
    Surrender benefits and contract charges                    (66,584)      (126,789)      (617,256)        (3,175)       (33,371)
    Death benefits                                                  --        (64,798)      (180,081)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             5,808,378      2,573,940      7,466,298        363,975      1,386,796
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    UTEC3          UTEC4            ETC          STEC1         WMDC6(2)
OPERATIONS
Investment income (loss) -- net                           $     (3,881)  $    (10,157)  $    (26,612)  $    (76,550)  $     (1,260)
Net realized gain (loss) on sale of investments                (39,778)       (30,475)      (697,884)    (3,882,157)           (54)
Distributions from capital gains                                28,351         64,851        166,708        510,506             --
Net change in unrealized appreciation or
  depreciation of investments                                  (73,364)      (210,940)      (181,738)     1,201,985         24,021
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (88,672)      (186,721)      (739,526)    (2,246,216)        22,707
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      37,757        380,454         73,650        327,797        212,955
Net transfers(1)                                               269,095        634,868       (110,570)    (1,098,064)       320,479
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (6,099)        (5,700)       (75,761)      (339,398)          (403)
    Death benefits                                                  --             --        (53,427)       (31,851)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          300,753      1,009,622       (166,108)    (1,141,516)       533,031
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                192,270        316,865      2,460,271      6,644,044             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    404,351   $  1,139,766   $  1,554,637   $  3,256,312   $    555,738
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         277,449        456,291      2,278,134      9,542,504             --
Contract purchase payments                                      61,650        656,452         65,728        488,395        208,795
Net transfers(1)                                               464,353      1,134,580       (243,259)    (2,960,242)       313,727
Contract terminations:
    Surrender benefits and contract charges                    (10,826)       (10,670)       (85,006)      (636,281)          (383)
    Death benefits                                                  --             --        (57,415)       (54,848)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               792,626      2,236,653      1,958,182      6,379,528        522,139
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                  WMDC5(2)       WMDC2(2)          WRES6            ERE          SRES1
OPERATIONS
Investment income (loss) -- net                           $       (338)  $        (10)  $      8,292   $     12,833   $     24,115
Net realized gain (loss) on sale of investments                      5            (17)           536          6,672        (40,498)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    4,530            276         18,872            615         43,062
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      4,197            249         27,700         20,120         26,679
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      69,407          4,515        386,274         93,948        364,306
Net transfers(1)                                                26,222          3,551         90,510         95,493        455,830
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --         (2,266)       (20,692)      (242,169)
    Death benefits                                                  --             --             --         (8,847)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           95,629          8,066        474,518        159,902        577,967
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --        192,737        253,695        354,098
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     99,826   $      8,315   $    694,955   $    433,717   $    958,744
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --        144,333        202,243        268,500
Contract purchase payments                                      68,115          4,383        279,345         73,976        272,939
Net transfers(1)                                                25,828          3,456         66,425         71,904        331,156
Contract terminations:
    Surrender benefits and contract charges                         --             --         (1,683)       (15,778)      (187,788)
    Death benefits                                                  --             --             --         (7,040)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                93,943          7,839        488,420        325,305        684,807
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES2          USMC1          USMC2          PSMC1          USMC4
OPERATIONS
Investment income (loss) -- net                           $         78   $       (891)  $     (7,034)  $    (16,178)  $    (17,062)
Net realized gain (loss) on sale of investments                     75        (14,351)        (8,675)       (41,339)       (14,544)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      471          8,079        (29,021)       (94,204)        41,562
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        624         (7,163)       (44,730)      (151,721)         9,956
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       6,874         59,080        671,959        916,633        870,195
Net transfers(1)                                                 4,635        138,893        855,294      1,089,825      2,336,944
Annuity payments                                                    --             --             --         (1,996)            --
Contract terminations:
    Surrender benefits and contract charges                       (383)        (1,764)       (20,852)       (12,134)       (16,570)
    Death benefits                                                  --             --        (12,792)        (3,666)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           11,126        196,209      1,493,609      1,988,662      3,190,569
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,129         46,372        181,332      1,047,234        313,434
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     13,879   $    235,418   $  1,630,211   $  2,884,175   $  3,513,959
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           1,803         51,563        201,750        854,767        349,234
Contract purchase payments                                       5,647         72,243        903,416        929,167      1,153,884
Net transfers(1)                                                 3,945        190,494      1,105,999      1,076,833      3,202,113
Contract terminations:
    Surrender benefits and contract charges                       (310)        (2,371)       (28,896)       (12,748)       (22,255)
    Death benefits                                                  --             --        (17,495)        (3,898)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                11,085        311,929      2,164,774      2,844,121      4,682,976
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         WSMC5          WSMC2          PVAS1          UMSS1          UMSS2
OPERATIONS
Investment income (loss) -- net                           $     (2,156)  $     (1,914)  $        (12)  $        252   $     (1,746)
Net realized gain (loss) on sale of investments                 (4,649)        (8,426)          (199)        (1,148)           169
Distributions from capital gains                                    --             --             60          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                                   (6,105)       (17,326)           215            417         30,138
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (12,910)       (27,666)            64          1,753         36,396
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      69,391          2,308          2,501         17,737        937,965
Net transfers(1)                                               165,057         50,236             21         28,942        551,900
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (13,464)        (5,639)            (2)            (2)        (4,404)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          220,984         46,905          2,520         46,677      1,485,461
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                157,971        155,935            332         22,868          7,790
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    366,045   $    175,174   $      2,916   $     71,298   $  1,529,647
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         260,417        258,072            258         20,898          7,156
Contract purchase payments                                     139,317          5,314          1,678         15,686        832,710
Net transfers(1)                                               350,692         94,957             80         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges                    (26,980)       (10,508)            (1)            (2)        (3,872)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               723,446        347,835          2,015         61,488      1,321,211
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                         PMSS1          UMSS4            EMU          SMSS1          WMSS2
OPERATIONS
Investment income (loss)-- net                            $       (201)  $       (745)  $      3,054   $     13,653   $       (247)
Net realized gain (loss) on sale of investments                 (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                                 3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or
  depreciation of investments                                     (720)         9,035        (25,983)       (24,654)            70
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,158         24,593          1,499        (39,633)           112
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     125,964        883,909         88,382        277,425         41,223
Net transfers(1)                                               180,043        706,194        423,995        492,762          4,018
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (110)       (45,781)       (38,163)      (231,063)          (343)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          305,897      1,544,322        474,214        539,124         44,898
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    402         15,940        198,167         93,652          2,980
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    307,457   $  1,584,855   $    673,880   $    593,143   $     47,990
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             347         14,596        169,587         78,742          2,680
Contract purchase payments                                     102,958        767,737         71,278        214,860         34,906
Net transfers(1)                                               148,365        626,832        336,168        370,604          3,739
Contract terminations:
    Surrender benefits and contract charges                        (89)       (35,552)       (30,698)      (191,213)          (298)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               251,581      1,373,613        546,335        472,993         41,027
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT1          UINT2          UINT3          UINT4          UGRS1
OPERATIONS
Investment income (loss)-- net                            $      1,712   $        386   $        (28)  $      8,268   $     (1,406)
Net realized gain (loss) on sale of investments                (19,017)        (6,789)        (3,217)        (2,803)       (28,870)
Distributions from capital gains                                24,784         28,280         17,493        132,387            434
Net change in unrealized appreciation or
  depreciation of investments                                  (25,423)       (57,680)       (39,171)      (217,635)        (9,657)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (17,944)       (35,803)       (24,923)       (79,783)       (39,499)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      90,371        494,955        336,929        371,861        160,882
Net transfers(1)                                               188,209        307,894         68,793        982,316        108,872
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (8,694)        (5,189)           (94)        (1,242)        (3,784)
    Death benefits                                                  --        (12,085)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          269,886        785,575        405,628      1,352,935        265,970
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 22,682             --         52,768         54,041          3,240
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    274,624   $    749,772   $    433,473   $  1,327,193   $    229,711
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          22,275             --         51,901         53,183          3,418
Contract purchase payments                                     102,202        554,490        383,308        419,291        179,005
Net transfers(1)                                               210,429        353,777         78,926      1,105,199        149,184
Contract terminations:
    Surrender benefits and contract charges                    (10,553)        (6,199)          (111)        (1,549)        (5,831)
    Death benefits                                                  --        (14,874)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               324,353        887,194        514,024      1,576,124        325,776
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGRS2          UGRS3          UGRS4          UNDS1          UNDS2
OPERATIONS
Investment income (loss)-- net                            $     (7,356)  $     (2,687)  $     (8,214)  $       (675)  $     (1,699)
Net realized gain (loss) on sale of investments                (17,525)        (7,797)       (17,271)        (1,157)           (39)
Distributions from capital gains                                 1,840            889          3,054          1,401          3,233
Net change in unrealized appreciation or
  depreciation of investments                                  (35,716)       (21,945)       (75,623)        (1,769)         7,589
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (58,757)       (31,540)       (98,054)        (2,200)         9,084
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   1,018,839        310,998        754,789         20,765        124,127
Net transfers(1)                                               639,328        121,587        526,797         66,314        160,521
Annuity payments                                                    --           (375)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (8,458)        (2,766)        (8,924)        (2,961)          (784)
    Death benefits                                             (47,798)            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        1,601,911        429,444      1,272,662         84,118        283,864
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 67,294         70,886        177,059         26,725          6,630
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  1,610,448   $    468,790   $  1,351,667   $    108,643   $    299,578
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          71,064         74,919        187,253         26,563          6,578
Contract purchase payments                                   1,433,813        429,863      1,028,289         21,207        139,838
Net transfers(1)                                               864,471        166,858        724,843         70,191        171,436
Contract terminations:
    Surrender benefits and contract charges                    (12,347)        (9,229)       (12,430)        (3,190)          (938)
    Death benefits                                             (69,235)            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,287,766        662,411      1,927,955        114,771        316,914
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSND1          UNDS4          UTRS1          UTRS2          PSTR1
OPERATIONS
Investment income (loss)-- net                            $     (1,686)  $     (3,138)  $       (384)  $     (2,557)  $     (2,845)
Net realized gain (loss) on sale of investments                   (136)          (667)        (2,562)            33         (2,215)
Distributions from capital gains                                 2,532          5,451          4,972         15,799         10,429
Net change in unrealized appreciation or
  depreciation of investments                                      564         (1,840)         3,929         52,353          9,745
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,274           (194)         5,955         65,628         15,114
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     129,065        221,896        216,682      2,588,289      1,070,360
Net transfers(1)                                                97,859        129,860        624,486      1,063,897        881,412
Annuity payments                                                  (397)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (1,735)          (384)       (21,914)       (19,356)       (28,231)
    Death benefits                                                  --             --             --             --         (9,792)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          224,792        351,372        819,254      3,632,830      1,913,749
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 32,383         76,863         50,280         95,780         24,290
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    258,449   $    428,041   $    875,489   $  3,794,238   $  1,953,153
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          34,887         76,299         45,091         85,899         22,867
Contract purchase payments                                     147,654        238,430        195,081      2,391,500      1,029,091
Net transfers(1)                                               117,628        140,127        572,590        980,144        846,446
Contract terminations:
    Surrender benefits and contract charges                     (7,153)          (430)       (20,336)       (17,739)       (27,533)
    Death benefits                                                  --             --             --             --         (9,529)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               293,016        454,426        792,426      3,439,804      1,861,342
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UTRS4          PSUT1          UGIN1          UGIN2          PGIN1
OPERATIONS
Investment income (loss)-- net                            $     (7,940)  $        894   $     (1,125)  $     (3,376)  $     (2,305)
Net realized gain (loss) on sale of investments                 (2,097)       (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                                21,410          4,251            193          1,662          2,181
Net change in unrealized appreciation or
  depreciation of investments                                   12,326         (9,882)       (10,903)       (33,781)       (23,691)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     23,699        (15,576)       (13,213)       (37,689)       (24,086)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   1,922,342         64,791        151,452        607,757        396,851
Net transfers(1)                                             1,800,468         38,662        151,945        567,879        398,967
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (64,768)          (344)        (5,629)       (17,923)        (3,916)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        3,658,042        103,109        297,768      1,157,713        791,902
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                156,948          7,220             --         32,682        150,667
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  3,838,689   $     94,753   $    284,555   $  1,152,706   $    918,483
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         140,959          7,178             --         30,618        146,043
Contract purchase payments                                   1,754,185         69,927        144,472        591,412        405,472
Net transfers(1)                                             1,654,905         49,583        149,083        561,910        415,841
Contract terminations:
    Surrender benefits and contract charges                    (56,590)          (407)        (6,057)       (17,873)        (4,074)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             3,493,459        126,281        287,498      1,166,067        963,282
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIN4            EPG          PIGR1            EPL          WIGR2
OPERATIONS
Investment income (loss)-- net                            $     (2,975)  $     16,379   $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss) on sale of investments                 (3,653)      (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                 2,539         92,544        356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                  (17,560)      (612,644)    (1,078,665)      (306,534)      (128,927)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (21,649)      (647,903)      (808,818)      (615,098)       (96,402)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     560,131        224,947      1,091,340        247,528         49,298
Net transfers(1)                                               561,642        105,267      1,176,748       (422,501)       106,017
Annuity payments                                                    --             --         (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (27,456)      (574,474)       (43,016)      (140,195)        (5,728)
    Death benefits                                                  --       (148,921)       (14,376)       (31,188)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        1,094,317       (393,181)     2,208,349       (346,356)       149,587
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 18,376      8,330,622      2,869,840      2,612,896        373,926
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  1,091,044   $  7,289,538   $  4,269,371   $  1,651,442   $    427,111
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          17,240      6,615,802      2,473,705      2,191,500        499,119
Contract purchase payments                                     558,732        182,085      1,136,371        236,938         79,291
Net transfers(1)                                               560,775         82,453      1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges                    (28,179)      (477,685)       (45,164)      (140,260)        (9,390)
    Death benefits                                                  --       (122,560)       (15,069)       (29,550)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             1,108,568      6,280,095      4,730,889      1,775,441        729,923
==================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UVIS1          UVIS2          UVIS3          UVIS4            EPT
OPERATIONS
Investment income (loss)-- net                            $     (1,125)  $     (9,147)  $     (4,733)  $    (28,647)  $     (8,016)
Net realized gain (loss) on sale of investments                 (8,372)       (25,808)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                                 7,197         53,745         32,826        116,449         61,059
Net change in unrealized appreciation or
  depreciation of investments                                  (28,617)      (220,228)      (106,432)      (417,122)      (237,759)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (30,917)      (201,438)      (111,682)      (385,334)      (225,990)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      33,339        654,576         91,009        625,046        151,448
Net transfers(1)                                               129,585        779,028        510,200      3,584,219        245,880
Annuity payments                                                    --             --           (171)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (3,816)       (26,618)       (10,738)       (14,734)       (17,838)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          159,108      1,406,986        590,300      4,194,531        379,490
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 31,902        197,846        139,405        450,692        563,224
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    160,093   $  1,403,394   $    618,023   $  4,259,889   $    716,724
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          34,741        215,577        152,032        487,239        402,506
Contract purchase payments                                      44,467        981,587        120,173        914,880        144,956
Net transfers(1)                                               191,688      1,172,065        770,883      5,705,872        251,913
Contract terminations:
    Surrender benefits and contract charges                     (6,080)       (43,805)       (19,437)       (22,485)       (17,873)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               264,816      2,325,424      1,023,651      7,085,506        781,502
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SEGREGATED
                                                                         ASSET
                                                                       SUBACCOUNT
                                                                     -------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 WVIS2
OPERATIONS
Investment income (loss) -- net                                      $     (4,925)
Net realized gain (loss) on sale of investments                           (20,906)
Distributions from capital gains                                           32,745
Net change in unrealized appreciation or
  depreciation of investments                                            (132,288)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (125,374)
=================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 42,412
Net transfers(1)                                                          154,715
Annuity payments                                                               --
Contract terminations:
    Surrender benefits and contract charges                               (32,886)
    Death benefits                                                             --
---------------------------------------------------------------------------------
Increase (decrease) from transactions                                     164,241
---------------------------------------------------------------------------------
Net assets at beginning of year                                           281,989
---------------------------------------------------------------------------------
Net assets at end of year                                            $    320,856
=================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    384,009
Contract purchase payments                                                 73,050
Net transfers(1)                                                          275,674
Contract terminations:
    Surrender benefits and contract charges                               (64,600)
    Death benefits                                                             --
---------------------------------------------------------------------------------
Units outstanding at end of year                                          668,133
=================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                PBND1           ESI         SBND1(2)       UCMG1(3)         PCMG1
OPERATIONS
Investment income (loss)-- net                            $        841   $    658,719   $     13,792   $        298   $         14
Net realized gain (loss) on investments                             60        (65,809)           287             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    1,187        (92,908)         9,031              1             (3)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      2,088        500,002         23,110            299             11
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      89,791      1,127,304        614,278         54,653             94
Net transfers(1)                                                (5,425)     1,618,613         75,028             --             --
Annuity payments                                                    --           (212)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (1,166)      (791,854)        (2,376)            --             (1)
    Death benefits                                                  --       (116,821)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           83,200      1,837,030        686,930         54,653             93
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    261     10,820,301             --             --            262
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     85,549   $ 13,157,333   $    710,040   $     54,952   $        366
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             258      8,126,599             --             --            260
Contract purchase payments                                      87,715        817,990        616,025         53,407             91
Net transfers(1)                                                (5,265)     1,214,069         74,203             --             --
Contract terminations:
    Surrender benefits and contract charges                     (1,125)      (573,807)        (2,352)            --             (1)
    Death benefits                                                  --        (86,752)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                81,583      9,498,099        687,876         53,407            350
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UCMG4(3)          EMS        SCMG1(2)         PDEI1        WDEI5(4)
OPERATIONS
Investment income (loss) -- net                           $      3,172   $    135,974   $    250,010   $        (61)  $         (8)
Net realized gain (loss) on investments                              3        (16,587)        (1,732)            49             --
Net change in unrealized appreciation or
  depreciation of investments                                       14           (891)           266          8,446            147
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      3,189        118,496        248,544          8,434            139
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     585,259      5,658,273     30,026,918         14,575          2,848
Net transfers(1)                                                46,601       (995,418)   (17,446,429)       220,913          4,952
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --       (378,581)      (995,416)          (329)            --
    Death benefits                                                  --        (54,981)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          631,860      4,229,293     11,585,073        235,159          7,800
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --      1,114,019             --            267             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    635,049   $  5,461,808   $ 11,833,617   $    243,860   $      7,939
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --        941,161             --            262             --
Contract purchase payments                                     572,858      4,705,351     29,699,520         14,864          2,742
Net transfers(1)                                                45,427       (825,952)   (17,222,340)       229,295          4,608
Contract terminations:
    Surrender benefits and contract charges                         --       (353,020)      (966,423)          (337)            --
    Death benefits                                                  --        (46,341)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               618,285      4,421,199     11,510,757        244,084          7,350
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                  SDEI1(2)       WDEI2(4)       UFIF2(3)       UFIF3(3)       UFIF4(3)
OPERATIONS
Investment income (loss)-- net                            $        (33)  $         (6)  $        242   $        108   $        148
Net realized gain (loss) on investments                             (1)            --              1             --              1
Net change in unrealized appreciation or
  depreciation of investments                                    1,821            (19)           414            222            350
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,787            (25)           657            330            499
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      14,489          3,193         23,090         10,194         35,124
Net transfers(1)                                                39,415             --          1,966          5,102             --
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           53,904          3,193         25,056         15,296         35,124
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     55,691   $      3,168   $     25,713   $     15,626   $     35,623
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                      13,938          2,939         22,629          9,850         33,594
Net transfers(1)                                                37,951             --          1,883          4,875             --
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                51,889          2,939         24,512         14,725         33,594
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                  WFDI5(4)       SFDI1(2)       WFDI2(4)          EVG         SGRO1(2)
OPERATIONS
Investment income (loss)-- net                            $        734   $        101   $      3,238   $       (447)  $     (2,071)
Net realized gain (loss) on investments                              1             --             12         (2,552)          (411)
Net change in unrealized appreciation or
  depreciation of investments                                      898            177          6,040        (31,508)      (120,058)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,633            278          9,290        (34,507)      (122,540)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      37,383         21,586         48,444        180,985        510,924
Net transfers(1)                                                 2,476          3,971        290,755          1,103         40,828
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --           (535)           (34)        (2,100)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           39,859         25,557        338,664        182,054        549,652
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     41,492   $     25,835   $    347,954   $    147,547   $    427,112
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                      36,843         20,581         48,591        198,904        519,042
Net transfers(1)                                                 2,402          3,760        282,796          1,357         37,718
Contract terminations:
    Surrender benefits and contract charges                         --             --           (517)           (49)        (2,727)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                39,245         24,341        330,870        200,212        554,033
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                    PNDM1         UNDM4(3)         EGD         SNDM1(2)       WNDM2(4)
OPERATIONS
Investment income (loss)-- net                            $    116,826   $        265   $    348,747   $    117,444   $     23,150
Net realized gain (loss) on investments                         (7,257)             3         72,536        (12,528)          (871)
Net change in unrealized appreciation or
  depreciation of investments                                 (341,143)           (63)    (1,137,292)      (345,558)       (56,613)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (231,574)           205       (716,009)      (240,642)       (34,334)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   1,244,404         25,451      1,763,702      2,310,821         69,482
Net transfers(1)                                             1,073,929          3,903      1,381,484        208,870        380,587
Annuity payments                                               (10,499)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (7,102)            --       (362,293)       (54,721)            --
    Death benefits                                                  --             --        (15,459)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        2,300,732         29,354      2,767,434      2,464,970        450,069
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    296             --      3,684,613             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  2,069,454   $     29,559   $  5,736,038   $  2,224,328   $    415,735
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             257             --      2,140,748             --             --
Contract purchase payments                                   1,081,501         28,176      1,038,976      2,320,492         73,076
Net transfers(1)                                               967,900          4,071        781,895        209,407        410,251
Contract terminations:
    Surrender benefits and contract charges                   (112,818)            --       (235,255)       (61,603)            --
    Death benefits                                                  --             --         (9,367)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             1,936,840         32,247      3,716,997      2,468,296        483,327
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                  USPF1(3)       USPF2(3)       USPF3(3)       USPF4(3)       UGIP1(3)
OPERATIONS
Investment income (loss)-- net                            $         (1)  $          4   $         76   $        139   $        (28)
Net realized gain (loss) on investments                              1              4             (1)            --              8
Net change in unrealized appreciation or
  depreciation of investments                                       63            (42)        (1,605)        (1,619)         1,011
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         63            (34)        (1,530)        (1,480)           991
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       6,633             --         13,295         73,304         25,069
Net transfers(1)                                                    (2)         2,247         19,304         29,505          4,008
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            6,631          2,247         32,599        102,809         29,077
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      6,694   $      2,213   $     31,069   $    101,329   $     30,068
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                       7,249             --         13,757         78,553         26,684
Net transfers(1)                                                    --          2,398         19,934         31,382          4,214
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 7,249          2,398         33,691        109,935         30,898
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UGIP2(3)       UGIP3(3)       UGIP4(3)       UPRG1(3)       UPRG2(3)
OPERATIONS
Investment income (loss)-- net                            $        (32)  $       (184)  $       (537)  $        (55)  $       (617)
Net realized gain (loss) on investments                              7             (1)           151             (8)           (51)
Net change in unrealized appreciation or
  depreciation of investments                                    1,768          5,212         11,468         (2,939)       (40,172)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,743          5,027         11,082         (3,002)       (40,840)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      22,588         82,194        223,497         38,386        269,503
Net transfers(1)                                                38,779        121,636         48,758          2,173        121,685
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (62)        (1,472)          (122)            --           (200)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           61,305        202,358        272,133         40,559        390,988
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     63,048   $    207,385   $    283,215   $     37,557   $    350,148
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                      24,318         86,805        239,464         44,608        290,668
Net transfers(1)                                                40,589        128,206         52,279          2,543        147,183
Contract terminations:
    Surrender benefits and contract charges                        (64)        (1,584)          (126)            --           (250)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                64,843        213,427        291,617         47,151        437,601
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UPRG3(3)       UPRG4(3)         EPP          SPGR1(2)       UTEC1(3)
OPERATIONS
Investment income (loss)-- net                            $       (666)  $       (992)  $     14,514   $     (2,782)  $        (34)
Net realized gain (loss) on investments                         (2,698)       (13,665)      (204,991)      (345,148)           (10)
Net change in unrealized appreciation or
  depreciation of investments                                  (32,920)       (35,403)      (387,703)    (1,163,385)        (3,540)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (36,284)       (50,060)      (578,180)    (1,511,315)        (3,584)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     254,627        321,524      1,669,475      6,272,243         25,980
Net transfers(1)                                               122,280        288,563      2,128,437      3,391,591          8,232
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (312)        (1,106)       (37,764)       (83,289)           (31)
    Death benefits                                                  --             --             --        (56,832)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          376,595        608,981      3,760,148      9,523,713         34,181
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --         65,331             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    340,311   $    558,921   $  3,247,299   $  8,012,398   $     30,597
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --         55,616             --             --
Contract purchase payments                                     279,988        354,081      1,457,932      6,116,208         33,192
Net transfers(1)                                               146,082        346,750      1,894,058      3,339,213         10,961
Contract terminations:
    Surrender benefits and contract charges                       (390)        (1,294)       (39,338)       (96,848)           (45)
    Death benefits                                                  --             --             --        (60,786)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               425,680        699,537      3,368,268      9,297,787         44,108
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UTEC2(3)       UTEC3(3)       UTEC4(3)         ETC         STEC1(2)
OPERATIONS
Investment income (loss)-- net                            $       (283)  $       (318)  $       (353)  $     37,127   $    107,434
Net realized gain (loss) on investments                            (74)           (71)            (1)          (712)      (332,841)
Net change in unrealized appreciation or
  depreciation of investments                                  (35,442)       (33,007)       (34,608)      (973,644)    (2,719,124)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (35,799)       (33,396)       (34,962)      (937,229)    (2,944,531)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     111,742        158,201        281,344      1,913,047      8,534,763
Net transfers(1)                                                74,006         68,003         70,531      1,400,055      1,155,880
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (92)          (538)           (48)       (62,652)      (102,068)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          185,656        225,666        351,827      3,250,450      9,588,575
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --        147,050             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    149,857   $    192,270   $    316,865   $  2,460,271   $  6,644,044
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --        105,175             --
Contract purchase payments                                     113,966        187,411        365,893      1,279,642      8,622,637
Net transfers(1)                                               102,226         90,743         90,468        951,328      1,065,532
Contract terminations:
    Surrender benefits and contract charges                       (133)          (705)           (70)       (58,011)      (145,665)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               216,059        277,449        456,291      2,278,134      9,542,504
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   WRES6(4)         ERE          SRES1(2)       WRES2(4)      USMC1(3)
OPERATIONS
Investment income (loss) -- net                           $       (757)  $      3,442   $       (712)  $         (5)  $        (80)
Net realized gain (loss) on investments                             43          9,177         (2,941)            --            (34)
Net change in unrealized appreciation or
  depreciation of investments                                   13,407         20,303          5,864            141         (5,128)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     12,693         32,922          2,211            136         (5,242)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     127,120         78,010        122,626            298         40,514
Net transfers(1)                                                53,241        142,047        229,261          1,695         11,635
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (317)          (143)            --             --           (535)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          180,044        219,914        351,887          1,993         51,614
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --            859             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    192,737   $    253,695   $    354,098   $      2,129   $     46,372
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --            889             --             --             --
Contract purchase payments                                     102,377         70,678        100,047            295         39,376
Net transfers(1)                                                42,261        130,796        168,453          1,508         12,822
Contract terminations:
    Surrender benefits and contract charges                       (305)          (120)            --             --           (635)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               144,333        202,243        268,500          1,803         51,563
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                  USMC2(3)          PSMC1       USMC4(3)       WSMC5(4)       WSMC2(4)
OPERATIONS
Investment income (loss)-- net                            $       (204)  $     (3,353)  $       (496)  $       (629)  $       (781)
Net realized gain (loss) on investments                            (14)        (1,067)           (55)            35           (569)
Net change in unrealized appreciation or
  depreciation of investments                                  (11,906)      (173,780)       (23,381)       (21,080)       (23,574)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (12,124)      (178,200)       (23,932)       (21,674)       (24,924)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     105,137        894,888        258,601        106,450        110,182
Net transfers(1)                                                88,427        340,814         78,877         73,195         71,556
Annuity payments                                                    --         (3,003)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (108)        (7,614)          (112)            --           (879)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          193,456      1,225,085        337,366        179,645        180,859
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --            349             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    181,332   $  1,047,234   $    313,434   $    157,971   $    155,935
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --            243             --             --             --
Contract purchase payments                                     104,801        626,807        265,297        156,134        153,638
Net transfers(1)                                                97,069        256,806         84,061        104,283        105,716
Contract terminations:
    Surrender benefits and contract charges                       (120)       (29,089)          (124)            --         (1,282)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               201,750        854,767        349,234        260,417        258,072
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                       PVAS1       UMSS1(3)       UMSS2(3)          PMSS1       UMSS4(3)
OPERATIONS
Investment income (loss)-- net                            $         (3)  $        (25)  $         (5)  $         11   $         (6)
Net realized gain (loss) on investments                              1              8              4             --              3
Net change in unrealized appreciation or
  depreciation of investments                                       65          1,000            211             30            834
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         63            983            210             41            831
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          --         21,885             --             93         15,109
Net transfers(1)                                                    --             --          7,625             --             --
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (1)            --            (45)            (1)            --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                               (1)        21,885          7,580             92         15,109
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    270             --             --            269             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $        332   $     22,868   $      7,790   $        402   $     15,940
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             259             --             --            260             --
Contract purchase payments                                          --         20,898             --             88         14,596
Net transfers(1)                                                    --             --          7,199             --             --
Contract terminations:
    Surrender benefits and contract charges                         (1)            --            (43)            (1)            --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   258         20,898          7,156            347         14,596
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                      EMU        SMSS1(2)       WMSS2(4)       UINT1(3)       UINT3(3)
OPERATIONS
Investment income (loss) -- net                           $      3,416   $       (367)  $        (25)  $        (25)  $       (118)
Net realized gain (loss) on investments                            288             86             80              4             --
Net change in unrealized appreciation or
  depreciation of investments                                   17,841          4,924            187            770          2,118
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     21,545          4,643            242            749          2,000
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      27,001         54,201            231         21,933         45,916
Net transfers(1)                                               125,485         41,995          2,507             --          4,852
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (8,186)        (7,187)            --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          144,300         89,009          2,738         21,933         50,768
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 32,322             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    198,167   $     93,652   $      2,980   $     22,682   $     52,768
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          30,888             --             --             --             --
Contract purchase payments                                      24,922         48,762            298         22,275         46,971
Net transfers(1)                                               121,306         36,521          2,382             --          4,930
Contract terminations:
    Surrender benefits and contract charges                     (7,529)        (6,541)            --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               169,587         78,742          2,680         22,275         51,901
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UINT4(3)       UGRS1(3)       UGRS2(3)       UGRS3(3)       UGRS4(3)
OPERATIONS
Investment income (loss)-- net                            $        (76)  $         (3)  $        (50)  $        (84)  $       (172)
Net realized gain (loss) on investments                             23              4              3             (1)          (342)
Net change in unrealized appreciation or
  depreciation of investments                                    1,455             47         (2,333)          (742)        (5,436)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,402             48         (2,380)          (827)        (5,950)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      25,315          3,192         35,597         69,088        168,742
Net transfers(1)                                                27,324             --         34,077          2,644         14,267
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --             --            (19)            --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           52,639          3,192         69,674         71,713        183,009
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     54,041   $      3,240   $     67,294   $     70,886   $    177,059
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                      25,344          3,418         35,705         72,505        172,672
Net transfers(1)                                                27,839             --         35,359          2,435         14,581
Contract terminations:
    Surrender benefits and contract charges                         --             --             --            (21)            --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                53,183          3,418         71,064         74,919        187,253
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UNDS1(3)       UNDS2(3)       PSND1(3)       UNDS4(3)       UTRS1(3)
OPERATIONS
Investment income (loss)-- net                            $        (21)  $         (7)  $        (28)  $        (52)  $        (99)
Net realized gain (loss) on investments                              3              3              2              1              6
Net change in unrealized appreciation or
  depreciation of investments                                    1,162             74          2,450          3,198          2,018
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,144             70          2,424          3,147          1,925
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      17,362          3,968         20,320         53,768         28,266
Net transfers(1)                                                 8,219          2,592          9,639         19,948         21,052
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --           (963)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           25,581          6,560         29,959         73,716         48,355
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     26,725   $      6,630   $     32,383   $     76,863   $     50,280
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                      18,114          3,862         24,133         55,388         26,706
Net transfers(1)                                                 8,449          2,716         10,754         20,911         19,245
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --           (860)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                26,563          6,578         34,887         76,299         45,091
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   UTRS2(3)       PSTR1(3)       UTRS4(3)       PSUT1(5)       UGIN2(3)
OPERATIONS
Investment income (loss)-- net                            $       (120)  $        (19)  $       (166)  $         (4)  $        (16)
Net realized gain (loss) on investments                              7             --              3             --              5
Net change in unrealized appreciation or
  depreciation of investments                                    3,835            615          4,621             40            918
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      3,722            596          4,458             36            907
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      88,762         22,743         70,490          7,184         19,815
Net transfers(1)                                                 3,296            951         82,000             --         11,960
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           92,058         23,694        152,490          7,184         31,775
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     95,780   $     24,290   $    156,948   $      7,220   $     32,682
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                      82,875         21,956         65,277          7,178         18,897
Net transfers(1)                                                 3,024            911         75,682             --         11,721
Contract terminations:
    Surrender benefits and contract charges                         --             --             --             --             --
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                85,899         22,867        140,959          7,178         30,618
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                     PGIN1       UGIN4(3)           EPG          PIGR1            EPL
OPERATIONS
Investment income (loss)-- net                            $       (543)  $        (16)  $    540,701   $    (11,274)  $     73,712
Net realized gain (loss) on investments                             15              2        (33,217)        (2,473)       (58,863)
Net change in unrealized appreciation or
  depreciation of investments                                    7,152            519         48,627       (151,320)      (203,865)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      6,624            505        556,111       (165,067)      (189,016)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     123,688          4,714      1,672,799      2,218,356        909,492
Net transfers(1)                                                20,152         13,157      1,560,008        836,381      1,505,236
Annuity payments                                                    --             --             --         (2,881)            --
Contract terminations:
    Surrender benefits and contract charges                        (51)            --       (524,588)       (12,027)       (74,650)
    Death benefits                                                  --             --        (16,684)        (5,246)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          143,789         17,871      2,691,535      3,034,583      2,340,078
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    254             --      5,082,976            324        461,834
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    150,667   $     18,376   $  8,330,622   $  2,869,840   $  2,612,896
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             262             --      4,302,357            252        346,626
Contract purchase payments                                     125,139          4,465      1,413,558      1,804,874        710,605
Net transfers(1)                                                20,694         12,775      1,330,062        713,250      1,197,000
Contract terminations:
    Surrender benefits and contract charges                        (52)            --       (416,340)       (39,803)       (62,731)
    Death benefits                                                  --             --        (13,835)        (4,868)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               146,043         17,240      6,615,802      2,473,705      2,191,500
==================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                   WIGR2(4)       UVIS1(3)       UVIS2(3)       UVIS3(3)       UVIS4(3)
OPERATIONS
Investment income (loss)-- net                            $     (1,448)  $        (31)  $       (306)  $       (193)  $       (819)
Net realized gain (loss) on investments                         (1,002)            (1)             5         (1,976)          (867)
Net change in unrealized appreciation or
  depreciation of investments                                   (6,253)          (772)       (18,186)        (8,165)       (40,216)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (8,703)          (804)       (18,487)       (10,334)       (41,902)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     218,647         18,803        134,464         81,720        420,683
Net transfers(1)                                               164,520         13,952         81,987         68,019         71,945
Annuity payments                                                    --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (538)           (49)          (118)            --            (34)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          382,629         32,706        216,333        149,739        492,594
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    373,926   $     31,902   $    197,846   $    139,405   $    450,692
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              --             --             --             --             --
Contract purchase payments                                     281,091         19,733        127,672         79,605        414,247
Net transfers(1)                                               218,754         15,061         88,033         72,427         73,029
Contract terminations:
    Surrender benefits and contract charges                       (726)           (53)          (128)            --            (37)
    Death benefits                                                  --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               499,119         34,741        215,577        152,032        487,239
==================================================================================================================================

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SEGREGATED ASSET
                                                                    SUBACCOUNTS
                                                           ---------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                       EPT         WVIS2(4)
OPERATIONS
Investment income (loss) -- net                            $     (2,561)  $     (1,604)
Net realized gain (loss) on investments                            (206)        (1,267)
Net change in unrealized appreciation or
  depreciation of investments                                   (65,814)       (44,314)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (68,581)       (47,185)
======================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      339,856        268,575
Net transfers(1)                                                298,804         62,027
Annuity payments                                                     --             --
Contract terminations:
    Surrender benefits and contract charges                      (8,269)        (1,428)
    Death benefits                                                   --             --
--------------------------------------------------------------------------------------
Increase (decrease) from transactions                           630,391        329,174
--------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,414             --
--------------------------------------------------------------------------------------
Net assets at end of year                                  $    563,224   $    281,989
======================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              955             --
Contract purchase payments                                      221,580        309,177
Net transfers(1)                                                185,877         76,559
Contract terminations:
    Surrender benefits and contract charges                      (5,906)        (1,727)
    Death benefits                                                   --             --
--------------------------------------------------------------------------------------
Units outstanding at end of year                                402,506        384,009
======================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(5)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT                  INVESTMENT                                                             SHARES
----------------------------------------------------------------------------------------------------------
PBND1                       AXP(R) Variable Portfolio - Bond Fund                                   10,538
ESI                                                                                              1,251,583
SBND1                                                                                              144,910

UCMG1                       AXP(R) Variable Portfolio - Cash Management Fund                       564,765
UCMG2                                                                                            2,861,531
PCMG1                                                                                            2,419,194
UCMG4                                                                                            4,037,835
EMS                                                                                             10,640,320
SCMG1                                                                                           11,996,247

PDEI1                       AXP(R) Variable Portfolio - Diversified Equity Income Fund              34,128
WDEI5                                                                                               11,527
SDEI1                                                                                               39,265
WDEI2                                                                                                3,663

UFIF1                       AXP(R) Variable Portfolio - Federal Income Fund                          3,086
UFIF2                                                                                              265,275
UFIF3                                                                                               85,749
UFIF4                                                                                              140,837
WFDI5                                                                                               12,528
SFDI1                                                                                               45,379
WFDI2                                                                                               62,819

EVG                         AXP(R) Variable Portfolio - Growth Fund                                 17,631
SGRO1                                                                                               43,973

UNDM1                       AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         953
UNDM2                                                                                                3,842
PNDM1                                                                                              186,009
UNDM4                                                                                                9,110
EGD                                                                                                333,392
SNDM1                                                                                              134,165
WNDM2                                                                                               30,906

USPF1                       AXP(R) Variable Portfolio - S&P 500 Index Fund                          11,476
USPF2                                                                                              157,043
USPF3                                                                                               83,896
USPF4                                                                                              178,981

UGIP1                       Alliance VP Growth and Income Portfolio (Class B)                       28,046
UGIP2                                                                                              157,459
UGIP3                                                                                               94,184
UGIP4                                                                                              205,690

UPRG1                       Alliance VP Premier Growth Portfolio (Class B)                          19,397
UPRG2                                                                                               92,314
UPRG3                                                                                               50,711
UPRG4                                                                                              151,266
EPP                                                                                                 80,846
SPGR1                                                                                              209,094

UTEC1                       Alliance VP Technology Portfolio (Class B)                              10,869
UTEC2                                                                                               41,334
UTEC3                                                                                               23,577
UTEC4                                                                                               66,459
ETC                                                                                                 90,649
STEC1                                                                                              189,872

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


SUBACCOUNT       INVESTMENT                                                             SHARES
----------------------------------------------------------------------------------------------
WMDC6            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      28,514
WMDC5                                                                                    5,122
WMDC2                                                                                      427

WRES6            FTVIPT Franklin Real Estate Fund - Class 2                             38,630
ERE                                                                                     24,109
SRES1                                                                                   53,293
WRES2                                                                                      772

USMC1            FTVIPT Franklin Small Cap Fund - Class 2                               13,189
USMC2                                                                                   91,328
PSMC1                                                                                  161,578
USMC4                                                                                  196,860
WSMC5                                                                                   20,507
WSMC2                                                                                    9,814

PVAS1            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 268

UMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                          5,082
UMSS2                                                                                  109,027
PMSS1                                                                                   21,914
UMSS4                                                                                  112,962
EMU                                                                                     48,031
SMSS1                                                                                   42,277
WMSS2                                                                                    3,420

UINT1            FTVIPT Templeton Foreign Securities Fund - Class 2                     23,392
UINT2                                                                                   63,865
UINT3                                                                                   36,923
UINT4                                                                                  113,049

UGRS1            MFS(R) Investors Growth Stock Series - Service Class                   23,755
UGRS2                                                                                  166,541
UGRS3                                                                                   48,479
UGRS4                                                                                  139,779

UNDS1            MFS(R) New Discovery Series - Service Class                             7,138
UNDS2                                                                                   19,661
PSND1                                                                                   16,981
UNDS4                                                                                   28,124

UTRS1            MFS(R) Total Return Series - Service Class                             47,222
UTRS2                                                                                  204,651
PSTR1                                                                                  105,348
UTRS4                                                                                  207,049

PSUT1            MFS(R) Utilities Series - Service Class                                 5,959

UGIN1            Putnam VT Growth and Income Fund - Class IB Shares                     12,140
UGIN2                                                                                   49,177
PGIN1                                                                                   39,184
UGIN4                                                                                   46,546
EPG                                                                                    310,987

PIGR1            Putnam VT International Growth Fund - Class IB Shares                 345,418
EPL                                                                                    133,612
WIGR2                                                                                   34,545

UVIS1            Putnam VT Vista Fund - Class IB Shares                                 14,118
UVIS2                                                                                  123,756
UVIS3                                                                                   54,499
UVIS4                                                                                  375,652
EPT                                                                                     63,203
WVIS2                                                                                   28,294

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial Statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                         PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                        0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                             0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                   0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                              0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                               0.290% to 0.260%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                      PERCENTAGE RANGE
------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                     0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                          0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                            0.080% to 0.065%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT                  INVESTMENT                                                                         PURCHASES
------------------------------------------------------------------------------------------------------------------------
PBND1                       AXP(R) Variable Portfolio - Bond Fund                                          $      33,847
ESI                                                                                                            2,471,180
SBND1                                                                                                          5,207,552

UCMG1                       AXP(R) Variable Portfolio - Cash Management Fund                                     937,517
UCMG2                                                                                                          3,577,543
PCMG1                                                                                                          2,751,993
UCMG4                                                                                                          4,005,536
EMS                                                                                                           46,163,200
SCMG1                                                                                                         40,721,352

PDEI1                       AXP(R) Variable Portfolio - Diversified Equity Income Fund                           548,503
WDEI5                                                                                                            112,261
SDEI1                                                                                                          2,603,683
WDEI2                                                                                                             32,948

UFIF1                       AXP(R) Variable Portfolio - Federal Income Fund                                       44,883
UFIF2                                                                                                          2,745,253
UFIF3                                                                                                            891,327
UFIF4                                                                                                          1,463,220
WFDI5                                                                                                             90,855
SFDI1                                                                                                            690,235
WFDI2                                                                                                            330,330

EVG                         AXP(R) Variable Portfolio - Growth Fund                                              285,916
SGRO1                                                                                                            122,550

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


SUBACCOUNT                  INVESTMENT                                                                    PURCHASES
-------------------------------------------------------------------------------------------------------------------
UNDM1                       AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        $      15,510
UNDM2                                                                                                        60,290
PNDM1                                                                                                     1,882,315
UNDM4                                                                                                       148,882
EGD                                                                                                       1,289,160
SNDM1                                                                                                       759,545
WNDM2                                                                                                       172,894

USPF1                       AXP(R) Variable Portfolio - S&P 500 Index Fund                                  112,774
USPF2                                                                                                     1,220,919
USPF3                                                                                                       688,638
USPF4                                                                                                     1,426,317

UGIP1                       Alliance VP Growth and Income Portfolio (Class B)                               690,990
UGIP2                                                                                                     3,532,609
UGIP3                                                                                                     2,381,380
UGIP4                                                                                                     4,526,498

UPRG1                       Alliance VP Premier Growth Portfolio (Class B)                                  569,798
UPRG2                                                                                                     2,557,368
UPRG3                                                                                                     1,339,440
UPRG4                                                                                                     3,831,683
EPP                                                                                                       2,292,036
SPGR1                                                                                                     4,528,590

UTEC1                       Alliance VP Technology Portfolio (Class B)                                      227,800
UTEC2                                                                                                       780,785
UTEC3                                                                                                       435,159
UTEC4                                                                                                     1,153,335
ETC                                                                                                       1,082,241
STEC1                                                                                                     8,012,817

WMDC6(1)                    Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               548,737
WMDC5(1)                                                                                                     95,523
WMDC2(1)                                                                                                     12,551

WRES6                       FTVIPT Franklin Real Estate Fund - Class 2                                      495,304
ERE                                                                                                         521,326
SRES1                                                                                                     2,872,637
WRES2                                                                                                        15,345

USMC1                       FTVIPT Franklin Small Cap Fund - Class 2                                        297,949
USMC2                                                                                                     1,635,233
PSMC1                                                                                                     2,130,693
USMC4                                                                                                     3,312,354
WSMC5                                                                                                       235,790
WSMC2                                                                                                        75,969

PVAS1                       FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         6,030

UMSS1                       FTVIPT Mutual Shares Securities Fund - Class 2                                   74,507
UMSS2                                                                                                     1,497,105
PMSS1                                                                                                       321,723
UMSS4                                                                                                     1,772,288
EMU                                                                                                         926,446
SMSS1                                                                                                     2,696,683
WMSS2                                                                                                        49,462

UINT1                       FTVIPT Templeton Foreign Securities Fund - Class 2                              449,155
UINT2                                                                                                       884,018
UINT3                                                                                                       458,607
UINT4                                                                                                     1,505,944

UGRS1                       MFS(R) Investors Growth Stock Series - Service Class                            549,707
UGRS2                                                                                                     1,754,665
UGRS3                                                                                                       481,483
UGRS4                                                                                                     1,415,065

UNDS1                       MFS(R) New Discovery Series - Service Class                                      98,329
UNDS2                                                                                                       290,439
PSND1                                                                                                       230,460
UNDS4                                                                                                       367,912

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


SUBACCOUNT                  INVESTMENT                                                                         PURCHASES
------------------------------------------------------------------------------------------------------------------------
UTRS1                       MFS(R) Total Return Series - Service Class                                       $   885,674
UTRS2                                                                                                          3,690,972
PSTR1                                                                                                          2,006,675
UTRS4                                                                                                          3,792,960

PSUT1                       MFS(R) Utilities Series - Service Class                                              223,871

UGIN1                       Putnam VT Growth and Income Fund - Class IB Shares                                   310,171
UGIN2                                                                                                          1,234,121
PGIN1                                                                                                            840,762
UGIN4                                                                                                          1,153,699
EPG                                                                                                            1,060,382

PIGR1                       Putnam VT International Growth Fund - Class IB Shares                              2,712,096
EPL                                                                                                            1,352,832
WIGR2                                                                                                            222,282

UVIS1                       Putnam VT Vista Fund - Class IB Shares                                               185,068
UVIS2                                                                                                          1,585,012
UVIS3                                                                                                            752,119
UVIS4                                                                                                          4,492,219
EPT                                                                                                              515,395
WVIS2                                                                                                            235,907

(1) Operations commenced on May 1, 2001.

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.


                                               PBND1           ESI           SBND1          UCMG1          UCMG2          PCMG1
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.05     $     1.38     $     1.03     $     1.03     $     1.00     $     1.05
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.11     $     1.47     $     1.09     $     1.06     $     1.01     $     1.08
Units (000s)                                      99          8,923          1,363            554          2,828          2,250
Net assets (000s)                         $      111     $   13,122     $    1,491     $      586     $    2,857     $    2,423
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            6.43%          6.45%          6.53%          2.91%          2.80%          2.64%
Expense ratio(2)                                1.25%          1.40%          1.60%          1.00%          1.10%          1.25%
Total return(3)                                 5.71%          6.52%          5.83%          2.91%          1.00%          2.86%
---------------------------------------------------------------------------------------------------------------------------------

                                               WDEI5          SDEI1          WDEI2          UFIF1          UFIF2          UFIF3
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.08     $     1.07     $     1.08     $     1.06     $     1.05     $     1.06
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.09     $     1.08     $     1.08     $     1.11     $     1.10     $     1.11
Units (000s)                                     115            367             34             30          2,495            799
Net assets (000s)                         $      125     $      396     $       37     $       33     $    2,754     $      891
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            1.32%          1.40%          1.24%          4.25%          4.39%          4.39%
Expense ratio(2)                                1.40%          1.60%          1.65%          1.00%          1.10%          1.25%
Total return(3)                                 0.93%          0.93%          0.00%          4.72%          4.76%          4.72%
---------------------------------------------------------------------------------------------------------------------------------

                                                 EVG          SGRO1          UNDM1          UNDM2          PNDM1          UNDM4
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.74     $     0.77     $     0.92     $     0.92     $     1.03     $     0.92
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.50     $     0.52     $     0.76     $     0.76     $     0.85     $     0.75
Units (000s)                                     228            546             20             81          3,478            193
Net assets (000s)                         $      115     $      286     $       15     $       61     $    3,005     $      145
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                              --             --           0.34%          0.43%          0.24%          0.28%
Expense ratio(2)                                1.40%          1.60%          1.00%          1.10%          1.25%          1.35%
Total return(3)                               (32.43%)       (32.47%)       (17.39%)       (17.39%)       (17.48%)       (18.48%)
---------------------------------------------------------------------------------------------------------------------------------

                                               UCMG4            EMS          SCMG1          PDEI1
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.03     $     1.24     $     1.03     $     1.00
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.05     $     1.26     $     1.05     $     1.01
Units (000s)                                   3,857          8,409         11,399            342
Net assets (000s)                         $    4,054     $   10,625     $   11,962     $      344
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            2.99%          3.38%          3.58%          1.07%
Expense ratio(2)                                1.35%          1.40%          1.60%          1.25%
Total return(3)                                 1.94%          1.61%          1.94%          1.00%
---------------------------------------------------------------------------------------------------

                                               UFIF4          WFDI5          SFDI1          WFDI2
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.06     $     1.06     $     1.06     $     1.05
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.11     $     1.11     $     1.11     $     1.10
Units (000s)                                   1,321            117            424            592
Net assets (000s)                         $    1,469     $      130     $      470     $      651
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            4.41%          4.54%          4.48%          4.58%
Expense ratio(2)                                1.35%          1.40%          1.60%          1.65%
Total return(3)                                 4.72%          4.72%          4.72%          4.76%
---------------------------------------------------------------------------------------------------

                                                 EGD          SNDM1          WNDM2          USPF1
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.54     $     0.90     $     0.86     $     0.92
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.27     $     0.74     $     0.70     $     0.80
Units (000s)                                   4,237          2,896            701            112
Net assets (000s)                         $    5,370     $    2,139     $      494     $       90
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            0.23%          0.24%          0.23%          1.15%
Expense ratio(2)                                1.40%          1.60%          1.65%          1.00%
Total return(3)                               (17.53%)       (17.78%)       (18.60%)       (13.04%)
---------------------------------------------------------------------------------------------------

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                               USPF2          USPF3          USPF4          UGIP1          UGIP2          UGIP3
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.92     $     0.92     $     0.92     $     0.97     $     0.97     $     0.97
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.80     $     0.80     $     0.80     $     0.97     $     0.96     $     0.96
Units (000s)                                   1,567            817          1,756            640          3,601          2,152
Net assets (000s)                         $    1,251     $      657     $    1,398     $      618     $    3,469     $    2,075
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            1.20%          1.03%          1.08%          0.53%          0.35%          0.46%
Expense ratio(2)                                1.10%          1.25%          1.35%          1.00%          1.10%          1.25%
Total return(3)                               (13.04%)       (13.04%)       (13.04%)         0.00%         (1.03%)        (1.03%)
---------------------------------------------------------------------------------------------------------------------------------

                                               UPRG4            EPP          SPGR1          UTEC1          UTEC2          UTEC3
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.80     $     0.96     $     0.86     $     0.69     $     0.69     $     0.69
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.65     $     0.79     $     0.70     $     0.51     $     0.51     $     0.51
Units (000s)                                   5,808          2,574          7,466            364          1,387            793
Net assets (000s)                         $    3,782     $    2,021     $    5,227     $      186     $      709     $      404
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                              --             --             --             --             --             --
Expense ratio(2)                                1.35%          1.40%          1.60%          1.00%          1.10%          1.25%
Total return(3)                               (18.75%)       (17.71%)       (18.60%)       (26.09%)       (26.09%)       (26.09%)
---------------------------------------------------------------------------------------------------------------------------------

                                               WMDC5(4)       WMDC2(4)       WRES6            ERE          SRES1          WRES2
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                           --             --     $     1.34     $     1.25     $     1.32     $     1.18
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.06     $     1.06     $     1.42     $     1.33     $     1.40     $     1.25
Units (000s)                                      94              8            488            325            685             11
Net assets (000s)                         $      100     $        8     $      695     $      434     $      959     $       14
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                              --             --           3.86%          4.93%          4.95%          3.29%
Expense ratio(2)                                1.40%          1.65%          1.25%          1.40%          1.60%          1.65%
Total return(3)                                 6.00%          6.00%          5.97%          6.40%          6.06%          5.93%
---------------------------------------------------------------------------------------------------------------------------------

                                               WSMC5          WSMC2          PVAS1          UMSS1          UMSS2          PMSS1
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.61     $     0.60     $     1.29     $     1.09     $     1.09     $     1.16
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.51     $     0.50     $     1.45     $     1.16     $     1.16     $     1.22
Units (000s)                                     723            348              2             61          1,321            252
Net assets (000s)                         $      366     $      175     $        3     $       71     $    1,530     $      307
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            0.33%          0.37%          0.58%          1.62%          0.63%          1.02%
Expense ratio(2)                                1.40%          1.65%          1.25%          1.00%          1.10%          1.25%
Total return(3)                               (16.39%)       (16.67%)        12.40%          6.42%          6.42%          5.17%
---------------------------------------------------------------------------------------------------------------------------------

                                               UGIP4          UPRG1          UPRG2          UPRG3
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.97     $     0.80     $     0.80     $     0.80
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.96     $     0.65     $     0.65     $     0.65
Units (000s)                                   4,722            741          3,531          1,944
Net assets (000s)                         $    4,531     $      485     $    2,308     $    1,268
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            0.45%            --             --             --
Expense ratio(2)                                1.35%          1.00%          1.10%          1.25%
Total return(3)                                (1.03%)       (18.75%)       (18.75%)       (18.75%)
---------------------------------------------------------------------------------------------------

                                               UTEC4            ETC          STEC1       WMDC6(4)
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.69     $     1.08     $     0.70             --
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.51     $     0.79     $     0.51     $     1.06
Units (000s)                                   2,237          1,958          6,380            522
Net assets (000s)                         $    1,140     $    1,555     $    3,256     $      556
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                              --             --             --             --
Expense ratio(2)                                1.35%          1.40%          1.60%          1.25%
Total return(3)                               (26.09%)       (26.85%)       (27.14%)         6.00%
---------------------------------------------------------------------------------------------------

                                               USMC1          USMC2          PSMC1          USMC4
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.90     $     0.90     $     1.21     $     0.90
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.75     $     0.75     $     1.01     $     0.75
Units (000s)                                     312          2,165          2,844          4,683
Net assets (000s)                         $      235     $    1,630     $    2,884     $    3,514
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            0.28%          0.33%          0.33%          0.33%
Expense ratio(2)                                1.00%          1.10%          1.25%          1.35%
Total return(3)                               (16.67%)       (16.67%)       (16.53%)       (16.67%)
---------------------------------------------------------------------------------------------------

                                               UMSS4            EMU          SMSS1          WMSS2
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.09     $     1.17     $     1.19     $     1.11
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     1.15     $     1.23     $     1.25     $     1.17
Units (000s)                                   1,374            546            473             41
Net assets (000s)                         $    1,585     $      674     $      593     $       48
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            1.21%          2.10%          3.19%          0.04%
Expense ratio(2)                                1.35%          1.40%          1.60%          1.65%
Total return(3)                                 5.50%          5.13%          5.04%          5.41%
---------------------------------------------------------------------------------------------------

AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                               UINT1          UINT2          UINT3          UINT4          UGRS1          UGRS2
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.02     $     1.02     $     1.02     $     1.02     $     0.95     $     0.95
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.85     $     0.85     $     0.84     $     0.84     $     0.71     $     0.70
Units (000s)                                     324            887            514          1,576            326          2,288
Net assets (000s)                         $      275     $      750     $      433     $    1,327     $      230     $    1,610
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            2.18%          1.23%          1.23%          2.64%          0.02%          0.02%
Expense ratio(2)                                1.00%          1.10%          1.25%          1.35%          1.00%          1.10%
Total return(3)                               (16.67%)       (16.67%)       (17.65%)       (17.65%)       (25.26%)       (26.32%)
---------------------------------------------------------------------------------------------------------------------------------

                                               PSND1          UNDS4          UTRS1          UTRS2          PSTR1          UTRS4
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.93     $     1.01     $     1.12     $     1.12     $     1.06     $     1.11
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.87     $     0.94     $     1.10     $     1.10     $     1.05     $     1.10
Units (000s)                                     293            454            792          3,440          1,861          3,493
Net assets (000s)                         $      258     $      428     $      875     $    3,794     $    1,953     $    3,839
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                              --             --           0.90%          0.88%          0.89%          0.87%
Expense ratio(2)                                1.25%          1.35%          1.00%          1.10%          1.25%          1.35%
Total return(3)                                (6.45%)        (6.93%)        (1.79%)        (1.79%)        (0.94%)        (0.90%)
---------------------------------------------------------------------------------------------------------------------------------

                                               UGIN4            EPG          PIGR1            EPL          WIGR2          UVIS1
                                          ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.07     $     1.26     $     1.15     $     1.19     $     0.75     $     0.92
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.98     $     1.16     $     0.90     $     0.93     $     0.59     $     0.60
Units (000s)                                   1,109          6,280          4,731          1,775            730            265
Net assets (000s)                         $    1,091     $    7,290     $    4,269     $    1,651     $      427     $      160
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            0.72%          1.62%          0.25%          0.31%          0.27%            --
Expense ratio(2)                                1.35%          1.40%          1.25%          1.40%          1.65%          1.00%
Total return(3)                                (8.41%)        (7.94%)       (21.74%)       (21.85%)       (21.33%)       (34.78%)
---------------------------------------------------------------------------------------------------------------------------------

                                               UGRS3          UGRS4          UNDS1          UNDS2
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.95     $     0.95     $     1.01     $     1.01
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.70     $     0.70     $     0.95     $     0.95
Units (000s)                                     662          1,928            115            317
Net assets (000s)                         $      469     $    1,352     $      109     $      300
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            0.03%          0.04%            --             --
Expense ratio(2)                                1.25%          1.35%          1.00%          1.10%
Total return(3)                               (26.32%)       (26.32%)        (5.94%)        (5.94%)
---------------------------------------------------------------------------------------------------

                                               PSUT1          UGIN1          UGIN2          PGIN1
                                          --------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     1.01     $     1.07     $     1.07     $     1.03
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.75     $     0.99     $     0.99     $     0.95
Units (000s)                                     126            287          1,166            963
Net assets (000s)                         $       95     $      285     $    1,153     $      918
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                            2.76%          0.19%          0.44%          0.70%
Expense ratio(2)                                1.25%          1.00%          1.10%          1.25%
Total return(3)                               (25.74%)        (7.48%)        (7.48%)        (7.77%)
---------------------------------------------------------------------------------------------------


                                               UVIS2          UVIS3          UVIS4            EPT
                                          ---------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $     0.92     $     0.92     $     0.92     $     1.40
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $     0.60     $     0.60     $     0.60     $     0.92
Units (000s)                                   2,325          1,024          7,086            782
Net assets (000s)                         $    1,403     $      618     $    4,260     $      717
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                              --             --             --             --
Expense ratio(2)                                1.10%          1.25%          1.35%          1.40%
Total return(3)                               (34.78%)       (34.78%)       (34.78%)       (34.29%)
---------------------------------------------------------------------------------------------------

                                                                                           WVIS2
                                                                                       ------------
AT DEC. 31, 2000
Accumulation unit value                                                                $     0.73
---------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                                $     0.48
Units (000s)                                                                                  668
Net assets (000s)                                                                      $      321
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                                                                           --
Expense ratio(2)                                                                             1.65%
Total return(3)                                                                            (34.25%)
---------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4) Operations commenced on May 1, 2001.

                                                            45281-20 A (1/03)

PART C.

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Consolidated Balance Sheets as of Sept. 30, 2002 (unaudited)
     Consolidated Statements of Income as of Sept. 30, 2002 and 2001 (unaudited) Consolidated Statements of Cash Flows as of Sept. 30, 2002 and 2001 (unaudited)
     Notes to Consolidated Financial Statements

     Report of Independent Auditors dated Jan. 28, 2002
     Consolidated Balance Sheets as of Dec. 31, 2001 and 2000
     Consolidated Statements of Income for the years ended Dec. 31, 2001 and 2000 and 1999
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001
     Consolidated Statements of Cash Flows for the years ended Dec. 31,
     2001, 2000 and 1999
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity

     Statements of Assets and Liabilities as of Dec. 31, 2002 (unaudited) Statements of Operations for the year ended Dec. 31, 2002 (unaudited) Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity

     Statements of Assets and Liabilities as of Dec. 31, 2002 (unaudited) Statements of Operations for the year ended Dec. 31, 2002 (unaudited) Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity

     Statements of Assets and Liabilities as of Dec. 31, 2002 (unaudited) Statements of Operations for the year ended Dec. 31, 2002 (unaudited) Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - American Express Innovations(SM) Classic

     Statements of Assets and Liabilities as of Dec. 31, 2002 (unaudited) Statements of Operations for the year ended Dec. 31, 2002 (unaudited) Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 7 to the Registration Statement No.333-92297 is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 3 to Registration Statement No. 333-73958 is incorporated by reference.

2.        Not applicable.

3.1 Form of Selling Agreement filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

3.2       Form of Master General Agent  Agreement for American  Enterprise  Life
          Insurance   Company   Variable   Annuities   (form   9802  B)   filed
          electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract (form 240343) filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.1(a) Form of Deferred Annuity Contract Data Pages (form 240343) filed electronically herewith.

4.2 Form of Performance Credit Rider (form 240349) filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.3 Form of Maximum Anniversary Value Death Benefit Rider (form 240346) filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 240350) filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5       Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.6 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.8 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186) filed electronically as Exhibit 4.2 to the American Express Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.10 Form of Enhanced Death Benefit Rider (form 44213) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about November 4, 1999, is incorporated by reference.

4.11 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically herewith.

4.12 Form of Roth IRA Endorsement (form 272109) filed electronically herewith.

4.13 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically herewith.

5. Form of Variable Annuity Application (form 240345) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

5.1 Form of Variable Annuity Application (form 271552) filed electronically herewith.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American Enterprise Life, filed electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.3 Amended By-Laws of American Enterprise Life, dated September 11, 2002, filed electronically herewith.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000 filed electronically herewith.

8.3 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297.

8.4 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297.

8.5 (a) Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.5 (b) Copy of Amendment, dated June 29, 2001, to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.5 (c) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.6 (b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 (c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 (d) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as
          Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.7 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among Evergreen Variable Annuity Trust and American Enterprise Life Insurance Company, dated July 15, 2000, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Auditors for American Express Innovations(SM) is filed electronically herewith.

10.2 Consent of Independent Auditors for Evergreen Essential(SM) Variable Annuity, is filed electronically herewith.

10.3 Consent of Independent Auditors for Evergreen New Solutions Variable Annuity, is filed electronically herewith.

10.4 Consent of Independent Auditors for American Express Innovations(SM) Classic Variable Annuity, is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

14.       Not applicable.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

15.3 Power of Attorney to sign Amendments to this Registration Statement, dated October 16, 2002, filed electronically as Exhibit 15.3 to Post-Effective Amendment No. 7 to Registration Statment No. 333-92297, is incorporated by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Stephen M. Lobo                       829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474



Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of November 30, 2002 there were 23,595 nonqualified contracts and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                 Position and Offices with
         Business Address*                  Underwriter

         Ruediger Adolf                     Senior Vice President

         Gumer C. Alvero                    Vice President - General
                                            Manager Annuities

         Ward D. Armstrong                  Senior Vice President -
                                            Retirement Services and
                                            Asset Management

         Mark J. Babij                      Vice President - Finance

         John M. Baker                      Vice President - Plan
                                            Sponsor Services

         Dudley Barksdale                   Vice President - Service
                                            Development

         Timothy V. Bechtold                Vice President -
                                            Insurance Products

         Arthur H. Berman                   Senior Vice President - Finance

         Walter S. Berman                   Director, Senior Vice President -
                                            and Chief Financial Officer

         Rob Bohli                          Group Vice President -
         10375 Richmond Avenue #600         South Texas
         Houston, TX  77042

         Walter K. Booker                   Group Vice President -
         Suite 200, 3500 Market             New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                  Group Vice President -
         1333 N. California Blvd.,          Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                 Vice President - Sales
                                            Support

         Kenneth J. Ciak                    Vice President and
         IDS Property Casualty              General Manager - IDS
         1400 Lombardi Avenue               Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                   Vice President - Relationship
                                            Leader Retail Distribution Services

         James M. Cracchiolo                Director, Chairman, President and
                                            Chief Executive Officer

         Colleen Curran                     Vice President and
                                            Assistant General Counsel

         Luz Maria Davis                    Vice President -
                                            Communications

         Arthur E. DeLorenzo                Group Vice President -
         4 Atrium Drive, #100               Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino              Group Vice President -
         Suite 500, 8045 Leesburg           Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                     Group Vice President -
         6000 28th Street South East        Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                   Group Vice President -
         Two Datran Center                  Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                  Vice President - Financial
                                            Planning and Advice

         Gordon M. Fines                    Vice President - Mutual
                                            Fund Equity Investments

         Brenda H. Fraser                   Executive Vice President -
                                            AEFA Products and Corporate
                                            Marketing

         Peter A. Gallus                    Vice President -
                                            Investment
                                            Administration

         Ray S. Goodner                     Vice President - Senior
                                            Portfolio Manger

         Steve Guida                        Vice President -
                                            New Business and Service

         Teresa A. Hanratty                 Senior Vice President -
         Suites 6&7                         Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                   Vice President -
                                            Insurance Investments

         Janis K. Heaney                    Vice President -
                                            Incentive Management

         Brian M. Heath                     Senior Vice President
         Suite 150                          and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                       Group Vice President -
         319 Southbridge Street             Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry               Group Vice President -
         30 Burton Hills Blvd.              Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                    Vice President - Third
                                            Party Distribution

         Claire Huang                       Senior Vice President - Retail
                                            Marketing

         Debra A. Hutchinson                Vice President -
                                            Relationship Leader

         Diana R. Iannarone                 Group Vice President -
         3030 N.W. Expressway               Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                 Group Vice President -
                                            Steel Cities

         James M. Jensen                    Vice President -
                                            Advice and
                                            Retail Distribution
                                            Group, Product,
                                            Compensation and Field
                                            Administration

         Greg R. Johnson                    Vice President - Advisory Planning
                                            Anaylsis

         Jody M. Johnson                    Group Vice President -
                                            Twin Cities Metro

         Nancy E. Jones                     Vice President - Business
                                            Development

         William A. Jones                   Vice President - Technologies

         John C. Junek                      Senior Vice President,
                                            General Counsel

         Ora J. Kaine                       Vice President -
                                            Retail Distribution Services
                                            and Chief of Staff

         Michelle M. Keeley                 Senior Vice President -
                                            Fixed Income

         Raymond G. Kelly                   Group Vice President -
         Suite 250                          North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                    Vice President - Service
                                            Quality

         Mitre Kutanovski                   Group Vice President -
         Suite 680                          Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                     Vice President -
                                            Brokerage and Direct
                                            Services

         Daniel E. Laufenberg               Vice President and Chief
                                            U.S. Economist

         Jane W. Lee                        Vice President - New
                                            Business Development and
                                            Marketing

         Catherine M. Libbe                 Vice President - Marketing
                                            & Product Services

         Stephen M. Lobo                    Vice President - Investment
                                            Risk Management and Treasurer

         Diane D. Lyngstad                  Vice President - Lead Financial
                                            Officer, U.S. Retail Group

         Tom Mahowald                       Vice President and Director of
                                            Equity Research

         Timothy J. Masek                   Vice President and
                                            Director of Fixed Income
                                            Research

         Penny Mazal                        Vice President - Business
                                            Transformation

         Mark T. McGannon                   Vice President and General
                                            Sales Manager - AEFA Products

         Brian J. McGrane                   Vice President - LFO Finance

         Dean O. McGill                     Group Vice President -
         11835 W. Olympic Blvd              Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                  Vice President - Wrap and Trust
                                            Products

         Timothy S. Meehan                  Secretary

         Paula R. Meyer                     Senior Vice President and
                                            General Manager - Mutual Funds

         Barry J. Murphy                    Executive Vice President -
                                            U.S. Retail Group

         Thomas V. Nicolosi                 Group Vice President -
         Suite 220                          New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell               Group Vice President -
                                            Southern New England

         Francois B. Odouard                Vice President - Brokerage

         Michael J. O'Keefe                 Vice President -
                                            Advisory Business Systems

         Carla P. Pavone                    Vice President -
                                            Strategic Products

         Kris Petersen                      Vice President - SPS and
                                            External Products

         John G. Poole                      Group Vice President -
         Westview Place, #200               Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                      Group Vice President -
         One Tower Bridge                   New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                   Vice President and
                                            Assistant General Counsel

         Teresa J. Rasmussen                Vice President and
                                            Assistant General Counsel

         Ralph D. Richardson III            Group Vice President -
         Suite 800                          Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                   Vice President - Senior
                                            Portfolio Manager

         ReBecca K. Roloff                  Senior Vice President -
                                            Field Management and
                                            Financial Advisory
                                            Services

         Stephen W. Roszell                 Senior Vice President -
                                            Institutional

         Maximillian G. Roth                Group Vice President -
         Suite 201 S. IDS Ctr               Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                  Group Vice President -
                                            Western Frontier

         Russell L. Scalfano                Group Vice President -
         Suite 201                          Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                   Vice President - Client Development
                                            and Migration

         Peter B. Schofield                 Vice President - Auditing

         Bridget Sperl                      Senior Vice President -
                                            Client Service

         Paul J. Stanislaw                  Group Vice President -
         Suite 1100                         Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                    Vice President -
                                            Marketing Offer
                                            Development

         David K. Stewart                   Vice President - AEFA Controller

         Lois A. Stilwell                   Group Vice President -
         Suite 433                          Greater Minnesota
         9900 East Bren Rd.                 Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                 Senior Vice President - Relationship
                                            Leader of Human Resources

         Jeffrey J. Stremcha                Vice President -
                                            Information Resource
                                            Management/ISD

         John T. Sweeney                    Vice President - Lead Financial
                                            Officer, Products

         Timothy N. Tanner                  Vice President - Technologies

         Craig P. Taucher                   Group Vice President -
         Suite 150                          Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                     Group Vice President -
         Suite 425                          Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                Senior Vice President -
                                            Chief Investment Officer

         George F. Tsafaridis               Vice President - Quality &
                                            Service Support

         Janet M. Vandenbark                Group Vice President -
         3951 Westerre Parkway, Suite 250   Virginia
         Richmond, VA 23233

         Peter S. Velardi                   Senior Vice President -
                                            Field Management

         Charles F. Wachendorfer            Group Vice President -
         Suite 100                          Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                 Vice President -
                                            Mutual Fund Marketing

         Donald F. Weaver                   Group Vice President -
         3500 Market Street,                Eastern Pennsylvania/
         Suite 200                          Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                     Vice President and
                                            Chief Compliance Officer

         William J. Williams                Senior Vice President -
                                            Field Management

         Dianne Wilson                      Vice President - Insurance
                                            Operations

         Michael D. Wolf                    Vice President - Senior
                                            Portfolio Manager

         Michael R. Woodward                Senior Vice President -
         32 Ellicott St                     Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                  Vice President -
                                            Brokerage Marketing

         David L. Yowan                     Vice President and
         40 Wall Street                     Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                   Group Vice President -
         1 Galleria Blvd., Suite 1900       Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827            None                None                  None
Financial Advisors
Inc.


Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the above requirements for effectiveness of this Amendment to its Registration Statement Under Rule (b) of the Securites Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of January, 2003.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of January, 2003.

Signature                                           Title

/s/  Gumer C. Alvero*                   Director, Chairman of the Board and
     ---------------                    Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**               Director
     --------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                   Director, President and Chief
     ---------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                Director
     -------------------
     Paul S. Mannweiler

/s/  James M. Odland**                  Vice President, General Counsel and
     -----------------                  Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*               Director
     -------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                 Vice President and Controller
     -----------------
     Philip C. Wentzel

/s/  Stephen M. Lobo***                 Vice President and Treasurer
     --------------
     Stephen M. Lobo

  * Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

 ** Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
    electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

*** Signed  pursuant  to  Power  of  Attorney,   dated October 16, 2002, filed
    electronically as Exhibit 15.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, is incorporated by reference.

By: /s/ James M. Odland
        ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     Exhibits

     The signatures.